UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended June 30, 2025:
John Hancock Variable Insurance Trust
  John Hancock 500 Index Trust
  John Hancock American Asset Allocation Trust
  John Hancock American Global Growth Trust
  John Hancock American Growth Trust
  John Hancock American Growth-Income Trust
  John Hancock American International Trust
  John Hancock Blue Chip Growth Trust
  John Hancock Capital Appreciation Value Trust
  John Hancock Disciplined Value International Trust
  John Hancock Disciplined Value Emerging Markets Equity Trust
  John Hancock Equity Income Trust
  John Hancock Financial Industries Trust
  John Hancock Fundamental All Cap Core Trust
  John Hancock Fundamental Large Cap Value Trust
  John Hancock Global Equity Trust
  John Hancock Health Sciences Trust
  John Hancock International Equity Index Trust
  John Hancock International Small Company Trust
  John Hancock Lifestyle Balanced Portfolio
  John Hancock Lifestyle Conservative Portfolio
  John Hancock Lifestyle Growth Portfolio
  John Hancock Lifestyle Moderate Portfolio
  John Hancock Mid Cap Growth Trust
  John Hancock Mid Cap Index Trust
  John Hancock Mid Value Trust
  John Hancock Real Estate Securities Trust
  John Hancock Science & Technology Trust
  John Hancock Small Cap Core Trust (formerly Small Cap Value Trust)
  John Hancock Small Cap Index Trust
  John Hancock Small Cap Opportunities Trust
  John Hancock Small Cap Stock Trust
  John Hancock Small Company Value Trust
  John Hancock Strategic Equity Allocation Trust
  John Hancock Total Stock Market Index Trust
  John Hancock U.S. Growth Trust (formerly Capital Appreciation Trust)

John Hancock Variable Insurance Trust - Bond Trusts
  John Hancock Active Bond Trust
  John Hancock Core Bond Trust
  John Hancock High Yield Trust
  John Hancock Investment Quality Bond Trust
  John Hancock Money Market Trust
  John Hancock Opportunistic Fixed Income Trust
  John Hancock Select Bond Trust
  John Hancock Short Term Government Income Trust
  John Hancock Strategic Income Opportunities Trust
  John Hancock Total Bond Market Trust
  John Hancock Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust - Managed Volatility Portfolios
  John Hancock Managed Volatility Balanced Portfolio
  John Hancock Managed Volatility Conservative Portfolio
  John Hancock Managed Volatility Growth Portfolio
  John Hancock Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
500 Index Trust
Series I/JFIVX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$15	0.30%
Fund Statistics
Fund net assets	$11,300,831,243
Total number of portfolio holdings	506
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

Sector Composition
Information technology	32.1%
Financials	13.6%
Consumer discretionary	10.1%
Communication services	9.5%
Health care	9.0%
Industrials	8.3%
Consumer staples	5.4%
Energy	2.9%
Utilities	2.3%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-SA-I

6/25
8/25
500 Index Trust

John Hancock Variable Insurance Trust
500 Index Trust
Series II/JAGKX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$26	0.50%
Fund Statistics
Fund net assets	$11,300,831,243
Total number of portfolio holdings	506
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

Sector Composition
Information technology	32.1%
Financials	13.6%
Consumer discretionary	10.1%
Communication services	9.5%
Health care	9.0%
Industrials	8.3%
Consumer staples	5.4%
Energy	2.9%
Utilities	2.3%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-SA-II

6/25
8/25
500 Index Trust

John Hancock Variable Insurance Trust
500 Index Trust
Series NAV/JAGMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$13	0.25%
Fund Statistics
Fund net assets	$11,300,831,243
Total number of portfolio holdings	506
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%

Sector Composition
Information technology	32.1%
Financials	13.6%
Consumer discretionary	10.1%
Communication services	9.5%
Health care	9.0%
Industrials	8.3%
Consumer staples	5.4%
Energy	2.9%
Utilities	2.3%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FIVE-SA-NAV

6/25

8/25

500 Index Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series I/JAHZX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$32	0.62%
Fund Statistics
Fund net assets	$1,209,332,404
Total number of portfolio holdings	1
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.6%
Collateralized mortgage obligations	10.4%
Corporate bonds	9.6%
U.S. Government and agency obligations	7.1%
Asset-backed securities	2.1%
Foreign government obligations	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-SA-I

6/25

8/25

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series II/JAIFX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$37	0.71%
Fund Statistics
Fund net assets	$1,209,332,404
Total number of portfolio holdings	1
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.6%
Collateralized mortgage obligations	10.4%
Corporate bonds	9.6%
U.S. Government and agency obligations	7.1%
Asset-backed securities	2.1%
Foreign government obligations	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-SA-II

6/25

8/25

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series III/JAIDX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$14	0.27%
Fund Statistics
Fund net assets	$1,209,332,404
Total number of portfolio holdings	1
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.6%
Collateralized mortgage obligations	10.4%
Corporate bonds	9.6%
U.S. Government and agency obligations	7.1%
Asset-backed securities	2.1%
Foreign government obligations	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMAS-SA-III

6/25

8/25

American Asset Allocation Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series I/JAJQX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$34	0.65%
Fund Statistics
Fund net assets	$200,483,467
Total number of portfolio holdings	1
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	28.6%
Financials	16.2%
Industrials	15.3%
Consumer discretionary	14.6%
Health care	8.8%
Communication services	6.4%
Consumer staples	3.2%
Energy	2.2%
Materials	2.1%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGL-SA-I

6/25

8/25

American Global Growth Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series II/JAHWX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$38	0.72%
Fund Statistics
Fund net assets	$200,483,467
Total number of portfolio holdings	1
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	28.6%
Financials	16.2%
Industrials	15.3%
Consumer discretionary	14.6%
Health care	8.8%
Communication services	6.4%
Consumer staples	3.2%
Energy	2.2%
Materials	2.1%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGL-SA-II

6/25

8/25

American Global Growth Trust

John Hancock Variable Insurance Trust
American Global Growth Trust
Series III/JAHVX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$16	0.30%
Fund Statistics
Fund net assets	$200,483,467
Total number of portfolio holdings	1
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	28.6%
Financials	16.2%
Industrials	15.3%
Consumer discretionary	14.6%
Health care	8.8%
Communication services	6.4%
Consumer staples	3.2%
Energy	2.2%
Materials	2.1%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGL-SA-III

6/25

8/25

American Global Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series I/JAHJX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$32	0.62%
Fund Statistics
Fund net assets	$1,064,134,445
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.4%
Communication services	20.0%
Consumer discretionary	13.8%
Health care	11.1%
Industrials	10.5%
Financials	8.0%
Consumer staples	2.0%
Energy	2.0%
Materials	1.4%
Utilities	0.7%
Real estate	0.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGR-SA-I

6/25

8/25

American Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series II/JAHKX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$35	0.68%
Fund Statistics
Fund net assets	$1,064,134,445
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.4%
Communication services	20.0%
Consumer discretionary	13.8%
Health care	11.1%
Industrials	10.5%
Financials	8.0%
Consumer staples	2.0%
Energy	2.0%
Materials	1.4%
Utilities	0.7%
Real estate	0.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGR-SA-II

6/25

8/25

American Growth Trust

John Hancock Variable Insurance Trust
American Growth Trust
Series III/JAHGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$14	0.27%
Fund Statistics
Fund net assets	$1,064,134,445
Total number of portfolio holdings	1
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.4%
Communication services	20.0%
Consumer discretionary	13.8%
Health care	11.1%
Industrials	10.5%
Financials	8.0%
Consumer staples	2.0%
Energy	2.0%
Materials	1.4%
Utilities	0.7%
Real estate	0.6%
Short-term investments and other	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGR-SA-III

6/25

8/25

American Growth Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series I/JAHQX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$32	0.63%
Fund Statistics
Fund net assets	$976,948,642
Total number of portfolio holdings	1
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.8%
Industrials	15.5%
Financials	12.2%
Consumer discretionary	10.8%
Health care	9.3%
Communication services	9.0%
Consumer staples	3.1%
Energy	3.0%
Materials	2.7%
Utilities	2.0%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-SA-I

6/25

8/25

American Growth-Income Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series II/JAHRX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$37	0.71%
Fund Statistics
Fund net assets	$976,948,642
Total number of portfolio holdings	1
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.8%
Industrials	15.5%
Financials	12.2%
Consumer discretionary	10.8%
Health care	9.3%
Communication services	9.0%
Consumer staples	3.1%
Energy	3.0%
Materials	2.7%
Utilities	2.0%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-SA-II

6/25

8/25

American Growth-Income Trust

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series III/JAHUX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$14	0.28%
Fund Statistics
Fund net assets	$976,948,642
Total number of portfolio holdings	1
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.8%
Industrials	15.5%
Financials	12.2%
Consumer discretionary	10.8%
Health care	9.3%
Communication services	9.0%
Consumer staples	3.1%
Energy	3.0%
Materials	2.7%
Utilities	2.0%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMGI-SA-III

6/25

8/25

American Growth-Income Trust

John Hancock Variable Insurance Trust
American International Trust
Series I/JAHLX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$33	0.63%
Fund Statistics
Fund net assets	$369,841,203
Total number of portfolio holdings	1
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	18.2%
Financials	16.9%
Information technology	13.3%
Communication services	9.1%
Consumer discretionary	9.0%
Health care	8.6%
Materials	7.9%
Consumer staples	6.0%
Energy	5.5%
Utilities	1.6%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMIN-SA-I

6/25

8/25

American International Trust

John Hancock Variable Insurance Trust
American International Trust
Series II/JAHMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$38	0.73%
Fund Statistics
Fund net assets	$369,841,203
Total number of portfolio holdings	1
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	18.2%
Financials	16.9%
Information technology	13.3%
Communication services	9.1%
Consumer discretionary	9.0%
Health care	8.6%
Materials	7.9%
Consumer staples	6.0%
Energy	5.5%
Utilities	1.6%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMIN-SA-II

6/25

8/25

American International Trust

John Hancock Variable Insurance Trust
American International Trust
Series III/JAHPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$15	0.28%
Fund Statistics
Fund net assets	$369,841,203
Total number of portfolio holdings	1
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	18.2%
Financials	16.9%
Information technology	13.3%
Communication services	9.1%
Consumer discretionary	9.0%
Health care	8.6%
Materials	7.9%
Consumer staples	6.0%
Energy	5.5%
Utilities	1.6%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

AMIN-SA-III

6/25

8/25

American International Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series I/JADZX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$41	0.79%
Fund Statistics
Fund net assets	$2,110,637,651
Total number of portfolio holdings	67
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

Sector Composition
Information technology	46.9%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.7%
Health care	6.7%
Industrials	3.1%
Utilities	0.9%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-SA-I

6/25

8/25

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series II/JADYX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$51	0.99%
Fund Statistics
Fund net assets	$2,110,637,651
Total number of portfolio holdings	67
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

Sector Composition
Information technology	46.9%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.7%
Health care	6.7%
Industrials	3.1%
Utilities	0.9%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-SA-II

6/25

8/25

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series NAV/JAEDX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$38	0.74%
Fund Statistics
Fund net assets	$2,110,637,651
Total number of portfolio holdings	67
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	13.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class C	3.6%
Visa, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Carvana Company	3.1%
Netflix, Inc.	2.9%

Sector Composition
Information technology	46.9%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.7%
Health care	6.7%
Industrials	3.1%
Utilities	0.9%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

BLUG-SA-NAV

6/25

8/25

Blue Chip Growth Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series I/JAFPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$46	0.90%
Fund Statistics
Fund net assets	$483,775,251
Total number of portfolio holdings	251
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

Portfolio Composition
Common stocks	60.5%
U.S. Government	14.2%
Term loans	9.2%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	8.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-SA-I

6/25

8/25

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series II/JAFQX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$56	1.10%
Fund Statistics
Fund net assets	$483,775,251
Total number of portfolio holdings	251
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

Portfolio Composition
Common stocks	60.5%
U.S. Government	14.2%
Term loans	9.2%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	8.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-SA-II

6/25

8/25

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series NAV/JAFRX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$43	0.85%
Fund Statistics
Fund net assets	$483,775,251
Total number of portfolio holdings	251
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.6%
U.S. Treasury Note, 4.000%, 02/28/2030	4.3%
Amazon.com, Inc.	4.2%
U.S. Treasury Note, 4.000%, 05/31/2030	3.7%
NVIDIA Corp.	3.5%
U.S. Treasury Note, 3.875%, 04/30/2030	3.3%
Becton, Dickinson and Company	2.7%
Roper Technologies, Inc.	2.7%
U.S. Treasury Note, 4.000%, 03/31/2030	2.5%
PTC, Inc.	2.3%

Portfolio Composition
Common stocks	60.5%
U.S. Government	14.2%
Term loans	9.2%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	8.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAVA-SA-NAV

6/25

8/25

Capital Appreciation Value Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series I/JAJHX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$48	0.85%
Fund Statistics
Fund net assets	$302,471,391
Total number of portfolio holdings	85
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

Sector Composition
Financials	22.3%
Industrials	21.4%
Health care	8.7%
Materials	8.0%
Energy	7.8%
Consumer staples	7.4%
Consumer discretionary	6.8%
Communication services	6.5%
Information technology	6.3%
Utilities	1.9%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-SA-I

6/25

8/25

Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series II/JAJIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$59	1.05%
Fund Statistics
Fund net assets	$302,471,391
Total number of portfolio holdings	85
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

Sector Composition
Financials	22.3%
Industrials	21.4%
Health care	8.7%
Materials	8.0%
Energy	7.8%
Consumer staples	7.4%
Consumer discretionary	6.8%
Communication services	6.5%
Information technology	6.3%
Utilities	1.9%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-SA-II

6/25

8/25

Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series NAV/JAJJX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$45	0.80%
Fund Statistics
Fund net assets	$302,471,391
Total number of portfolio holdings	85
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.0%
The Weir Group PLC	2.8%
Heineken NV	2.3%
NAVER Corp.	2.3%
Shell PLC	2.3%
Euronext NV	2.2%
Danske Bank A/S	2.2%
Sandoz Group AG	2.1%
Alibaba Group Holding, Ltd.	2.0%
Enel SpA	1.9%

Sector Composition
Financials	22.3%
Industrials	21.4%
Health care	8.7%
Materials	8.0%
Energy	7.8%
Consumer staples	7.4%
Consumer discretionary	6.8%
Communication services	6.5%
Information technology	6.3%
Utilities	1.9%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

DVIT-SA-NAV

6/25

8/25

Disciplined Value International Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series I/JAJBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$51	0.97%
Fund Statistics
Fund net assets	$240,181,254
Total number of portfolio holdings	170
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

Sector Composition
Information technology	17.3%
Communication services	13.5%
Consumer staples	11.9%
Financials	11.8%
Consumer discretionary	10.9%
Health care	7.7%
Materials	7.7%
Industrials	7.5%
Energy	1.6%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	8.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-SA-I

6/25

8/25

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series II/JEMTX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$62	1.17%
Fund Statistics
Fund net assets	$240,181,254
Total number of portfolio holdings	170
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

Sector Composition
Information technology	17.3%
Communication services	13.5%
Consumer staples	11.9%
Financials	11.8%
Consumer discretionary	10.9%
Health care	7.7%
Materials	7.7%
Industrials	7.5%
Energy	1.6%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	8.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-SA-II

6/25

8/25

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series NAV/JHVTX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$49	0.92%
Fund Statistics
Fund net assets	$240,181,254
Total number of portfolio holdings	170
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
Tencent Holdings, Ltd.	4.9%
Samsung Electronics Company, Ltd.	2.9%
Hyundai Mobis Company, Ltd.	2.8%
WuXi AppTec Company, Ltd., H Shares	2.5%
Samsung Electronics Company, Ltd.	2.3%
Sendas Distribuidora SA	2.0%
Millicom International Cellular SA	2.0%
Hana Financial Group, Inc.	1.9%
Muyuan Foods Company, Ltd., Class A	1.9%

Sector Composition
Information technology	17.3%
Communication services	13.5%
Consumer staples	11.9%
Financials	11.8%
Consumer discretionary	10.9%
Health care	7.7%
Materials	7.7%
Industrials	7.5%
Energy	1.6%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	8.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EMVA-SA-NAV

6/25

8/25

Disciplined Value Emerging Markets Equity Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series I/JAEGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$39	0.76%
Fund Statistics
Fund net assets	$824,633,996
Total number of portfolio holdings	123
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sector Composition
Financials	22.8%
Industrials	13.5%
Health care	12.7%
Information technology	9.0%
Consumer staples	8.8%
Energy	8.7%
Utilities	6.0%
Communication services	5.9%
Consumer discretionary	4.4%
Real estate	3.6%
Materials	3.0%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EQIN-SA-I

6/25

8/25

Equity Income Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series II/JAEFX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$49	0.96%
Fund Statistics
Fund net assets	$824,633,996
Total number of portfolio holdings	123
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sector Composition
Financials	22.8%
Industrials	13.5%
Health care	12.7%
Information technology	9.0%
Consumer staples	8.8%
Energy	8.7%
Utilities	6.0%
Communication services	5.9%
Consumer discretionary	4.4%
Real estate	3.6%
Materials	3.0%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EQIN-SA-II

6/25

8/25

Equity Income Trust

John Hancock Variable Insurance Trust
Equity Income Trust
Series NAV/JAEEX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$36	0.71%
Fund Statistics
Fund net assets	$824,633,996
Total number of portfolio holdings	123
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.1%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Company	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sector Composition
Financials	22.8%
Industrials	13.5%
Health care	12.7%
Information technology	9.0%
Consumer staples	8.8%
Energy	8.7%
Utilities	6.0%
Communication services	5.9%
Consumer discretionary	4.4%
Real estate	3.6%
Materials	3.0%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

EQIN-SA-NAV

6/25

8/25

Equity Income Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series I/JEFSX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$47	0.92%
Fund Statistics
Fund net assets	$139,097,982
Total number of portfolio holdings	52
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

Industry Composition
Banks	35.7%
Capital markets	24.8%
Insurance	24.4%
Financial services	9.9%
Consumer finance	1.6%
Specialized REITs	0.7%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FINI-SA-I

6/25

8/25

Financial Industries Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series II/JEFCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$57	1.12%
Fund Statistics
Fund net assets	$139,097,982
Total number of portfolio holdings	52
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

Industry Composition
Banks	35.7%
Capital markets	24.8%
Insurance	24.4%
Financial services	9.9%
Consumer finance	1.6%
Specialized REITs	0.7%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FINI-SA-II

6/25

8/25

Financial Industries Trust

John Hancock Variable Insurance Trust
Financial Industries Trust
Series NAV/JAFNX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$45	0.87%
Fund Statistics
Fund net assets	$139,097,982
Total number of portfolio holdings	52
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	4.5%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
M&T Bank Corp.	3.6%
Nasdaq, Inc.	3.6%
Bank of America Corp.	3.6%
The Goldman Sachs Group, Inc.	3.2%
CME Group, Inc.	2.9%
The Allstate Corp.	2.9%
Visa, Inc., Class A	2.6%

Industry Composition
Banks	35.7%
Capital markets	24.8%
Insurance	24.4%
Financial services	9.9%
Consumer finance	1.6%
Specialized REITs	0.7%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FINI-SA-NAV

6/25

8/25

Financial Industries Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series I/JEQAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$37	0.75%
Fund Statistics
Fund net assets	$2,500,061,760
Total number of portfolio holdings	49
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

Sector Composition
Information technology	30.0%
Consumer discretionary	22.3%
Financials	13.1%
Health care	10.2%
Communication services	9.7%
Energy	5.1%
Consumer staples	3.7%
Industrials	3.4%
Real estate	2.1%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FUAC-SA-I

6/25

8/25

Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series II/JFLGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$47	0.95%
Fund Statistics
Fund net assets	$2,500,061,760
Total number of portfolio holdings	49
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

Sector Composition
Information technology	30.0%
Consumer discretionary	22.3%
Financials	13.1%
Health care	10.2%
Communication services	9.7%
Energy	5.1%
Consumer staples	3.7%
Industrials	3.4%
Real estate	2.1%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FUAC-SA-II

6/25

8/25

Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series NAV/JADDX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$35	0.70%
Fund Statistics
Fund net assets	$2,500,061,760
Total number of portfolio holdings	49
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Cheniere Energy, Inc.	4.0%
Apple, Inc.	4.0%
Workday, Inc., Class A	3.9%
KKR & Company, Inc.	3.8%
First Hawaiian, Inc.	3.6%
Lennar Corp., Class A	3.4%
Hologic, Inc.	3.3%

Sector Composition
Information technology	30.0%
Consumer discretionary	22.3%
Financials	13.1%
Health care	10.2%
Communication services	9.7%
Energy	5.1%
Consumer staples	3.7%
Industrials	3.4%
Real estate	2.1%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FUAC-SA-NAV

6/25

8/25

Fundamental All Cap Core Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series I/JVFLX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$39	0.77%
Fund Statistics
Fund net assets	$816,027,365
Total number of portfolio holdings	60
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

Sector Composition
Health care	19.6%
Financials	18.4%
Information technology	14.6%
Industrials	12.0%
Consumer staples	8.8%
Energy	7.7%
Communication services	7.3%
Consumer discretionary	6.8%
Real estate	3.5%
Materials	0.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-SA-I

6/25

8/25

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series II/JADJX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$50	0.97%
Fund Statistics
Fund net assets	$816,027,365
Total number of portfolio holdings	60
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

Sector Composition
Health care	19.6%
Financials	18.4%
Information technology	14.6%
Industrials	12.0%
Consumer staples	8.8%
Energy	7.7%
Communication services	7.3%
Consumer discretionary	6.8%
Real estate	3.5%
Materials	0.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-SA-II

6/25

8/25

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series NAV/JADIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$37	0.72%
Fund Statistics
Fund net assets	$816,027,365
Total number of portfolio holdings	60
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	5.1%
Oracle Corp.	4.4%
Nasdaq, Inc.	4.1%
Elevance Health, Inc.	4.1%
Crown Castle, Inc.	3.5%
Microsoft Corp.	3.3%
Walmart, Inc.	3.3%
Hologic, Inc.	3.1%
Comcast Corp., Class A	3.0%
United Rentals, Inc.	2.8%

Sector Composition
Health care	19.6%
Financials	18.4%
Information technology	14.6%
Industrials	12.0%
Consumer staples	8.8%
Energy	7.7%
Communication services	7.3%
Consumer discretionary	6.8%
Real estate	3.5%
Materials	0.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

FULA-SA-NAV

6/25

8/25

Fundamental Large Cap Value Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series I/JEFGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$48	0.93%
Fund Statistics
Fund net assets	$297,471,515
Total number of portfolio holdings	61
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

Sector Composition
Financials	19.4%
Industrials	16.1%
Information technology	13.4%
Consumer discretionary	11.0%
Health care	10.9%
Consumer staples	9.3%
Communication services	6.7%
Materials	6.2%
Energy	5.5%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

GLOE-SA-I

6/25

8/25

Global Equity Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series II/JAJFX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$59	1.13%
Fund Statistics
Fund net assets	$297,471,515
Total number of portfolio holdings	61
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

Sector Composition
Financials	19.4%
Industrials	16.1%
Information technology	13.4%
Consumer discretionary	11.0%
Health care	10.9%
Consumer staples	9.3%
Communication services	6.7%
Materials	6.2%
Energy	5.5%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

GLOE-SA-II

6/25

8/25

Global Equity Trust

John Hancock Variable Insurance Trust
Global Equity Trust
Series NAV/JAJGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$46	0.88%
Fund Statistics
Fund net assets	$297,471,515
Total number of portfolio holdings	61
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.0%
Wells Fargo & Company	2.9%
Philip Morris International, Inc.	2.9%
ING Groep NV	2.6%
McKesson Corp.	2.5%
Medtronic PLC	2.5%
L3Harris Technologies, Inc.	2.4%
AutoZone, Inc.	2.4%
Sony Group Corp.	2.2%
Samsung Electronics Company, Ltd.	2.1%

Sector Composition
Financials	19.4%
Industrials	16.1%
Information technology	13.4%
Consumer discretionary	11.0%
Health care	10.9%
Consumer staples	9.3%
Communication services	6.7%
Materials	6.2%
Energy	5.5%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

GLOE-SA-NAV

6/25

8/25

Global Equity Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series I/JEHSX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$46	0.95%
Fund Statistics
Fund net assets	$210,604,678
Total number of portfolio holdings	151
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

Industry Composition
Biotechnology	38.3%
Health care equipment and supplies	19.4%
Pharmaceuticals	17.3%
Health care providers and services	16.2%
Life sciences tools and services	7.9%
Health care technology	0.4%
Insurance	0.1%
Financial services	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-SA-I

6/25

8/25

Health Sciences Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series II/JAFKX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$56	1.15%
Fund Statistics
Fund net assets	$210,604,678
Total number of portfolio holdings	151
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

Industry Composition
Biotechnology	38.3%
Health care equipment and supplies	19.4%
Pharmaceuticals	17.3%
Health care providers and services	16.2%
Life sciences tools and services	7.9%
Health care technology	0.4%
Insurance	0.1%
Financial services	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-SA-II

6/25

8/25

Health Sciences Trust

John Hancock Variable Insurance Trust
Health Sciences Trust
Series NAV/JAFMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$44	0.90%
Fund Statistics
Fund net assets	$210,604,678
Total number of portfolio holdings	151
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.1%
Intuitive Surgical, Inc.	5.9%
UnitedHealth Group, Inc.	5.2%
Stryker Corp.	5.1%
Vertex Pharmaceuticals, Inc.	3.9%
Boston Scientific Corp.	3.8%
Argenx SE, ADR	3.4%
Danaher Corp.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Alnylam Pharmaceuticals, Inc.	3.0%

Industry Composition
Biotechnology	38.3%
Health care equipment and supplies	19.4%
Pharmaceuticals	17.3%
Health care providers and services	16.2%
Life sciences tools and services	7.9%
Health care technology	0.4%
Insurance	0.1%
Financial services	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HEAS-SA-NAV

6/25

8/25

Health Sciences Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series I/JIEQX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$22	0.40%
Fund Statistics
Fund net assets	$1,074,017,266
Total number of portfolio holdings	1,995
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

Sector Composition
Financials	24.5%
Industrials	14.7%
Information technology	13.2%
Consumer discretionary	10.1%
Health care	8.0%
Consumer staples	6.6%
Communication services	6.3%
Materials	6.2%
Energy	4.5%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INDE-SA-I

6/25

8/25

International Equity Index Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series II/JAJEX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$33	0.60%
Fund Statistics
Fund net assets	$1,074,017,266
Total number of portfolio holdings	1,995
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

Sector Composition
Financials	24.5%
Industrials	14.7%
Information technology	13.2%
Consumer discretionary	10.1%
Health care	8.0%
Consumer staples	6.6%
Communication services	6.3%
Materials	6.2%
Energy	4.5%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INDE-SA-II

6/25

8/25

International Equity Index Trust

John Hancock Variable Insurance Trust
International Equity Index Trust
Series NAV/JVANX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$19	0.35%
Fund Statistics
Fund net assets	$1,074,017,266
Total number of portfolio holdings	1,995
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Tencent Holdings, Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.1%
Nestle SA	0.9%
Alibaba Group Holding, Ltd.	0.8%
Novartis AG	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
AstraZeneca PLC	0.7%

Sector Composition
Financials	24.5%
Industrials	14.7%
Information technology	13.2%
Consumer discretionary	10.1%
Health care	8.0%
Consumer staples	6.6%
Communication services	6.3%
Materials	6.2%
Energy	4.5%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INDE-SA-NAV

6/25

8/25

International Equity Index Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series I/JAJCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$58	1.05%
Fund Statistics
Fund net assets	$105,380,020
Total number of portfolio holdings	2,830
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

Sector Composition
Industrials	24.3%
Financials	14.3%
Materials	12.7%
Consumer discretionary	12.2%
Information technology	7.9%
Consumer staples	5.4%
Health care	5.4%
Energy	4.8%
Real estate	4.5%
Communication services	3.6%
Utilities	3.4%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INSC-SA-I

6/25

8/25

International Small Company Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series II/JAADX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$69	1.25%
Fund Statistics
Fund net assets	$105,380,020
Total number of portfolio holdings	2,830
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

Sector Composition
Industrials	24.3%
Financials	14.3%
Materials	12.7%
Consumer discretionary	12.2%
Information technology	7.9%
Consumer staples	5.4%
Health care	5.4%
Energy	4.8%
Real estate	4.5%
Communication services	3.6%
Utilities	3.4%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INSC-SA-II

6/25

8/25

International Small Company Trust

John Hancock Variable Insurance Trust
International Small Company Trust
Series NAV/JAJDX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$55	1.00%
Fund Statistics
Fund net assets	$105,380,020
Total number of portfolio holdings	2,830
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
Belimo Holding AG	0.4%
PSP Swiss Property AG	0.4%
SPIE SA	0.3%
Baloise Holding AG	0.3%
Hensoldt AG	0.3%
Gaztransport Et Technigaz SA	0.3%
LEG Immobilien SE	0.3%
Orion OYJ, Class B	0.3%

Sector Composition
Industrials	24.3%
Financials	14.3%
Materials	12.7%
Consumer discretionary	12.2%
Information technology	7.9%
Consumer staples	5.4%
Health care	5.4%
Energy	4.8%
Real estate	4.5%
Communication services	3.6%
Utilities	3.4%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INSC-SA-NAV

6/25

8/25

International Small Company Trust

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series I/JHBPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$6	0.12%
Fund Statistics
Fund net assets	$979,477,236
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	51.4%
Fixed income	48.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LBP-SA-I

6/25

8/25

Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series II/JAILX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$16	0.32%
Fund Statistics
Fund net assets	$979,477,236
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	51.4%
Fixed income	48.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LBP-SA-II

6/25

8/25

Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series NAV/JAINX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$4	0.07%
Fund Statistics
Fund net assets	$979,477,236
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	51.4%
Fixed income	48.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LBP-SA-NAV

6/25

8/25

Lifestyle Balanced Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series I/JHCIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$7	0.13%
Fund Statistics
Fund net assets	$153,058,106
Total number of portfolio holdings	3
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	79.9%
Equity	20.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LICO-SA-I

6/25

8/25

Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series II/JAIRX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$17	0.33%
Fund Statistics
Fund net assets	$153,058,106
Total number of portfolio holdings	3
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	79.9%
Equity	20.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LICO-SA-II

6/25

8/25

Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series NAV/JAIQX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$4	0.08%
Fund Statistics
Fund net assets	$153,058,106
Total number of portfolio holdings	3
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	79.9%
Equity	20.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LICO-SA-NAV

6/25

8/25

Lifestyle Conservative Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series I/JHGPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$6	0.12%
Fund Statistics
Fund net assets	$5,133,700,741
Total number of portfolio holdings	3
Portfolio turnover rate	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	71.5%
Fixed income	28.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-SA-I

6/25

8/25

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series II/JAIKX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$17	0.32%
Fund Statistics
Fund net assets	$5,133,700,741
Total number of portfolio holdings	3
Portfolio turnover rate	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	71.5%
Fixed income	28.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-SA-II

6/25

8/25

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series NAV/JAIJX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$4	0.07%
Fund Statistics
Fund net assets	$5,133,700,741
Total number of portfolio holdings	3
Portfolio turnover rate	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	71.5%
Fixed income	28.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIGR-SA-NAV

6/25

8/25

Lifestyle Growth Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series I/JHMPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$7	0.13%
Fund Statistics
Fund net assets	$269,529,024
Total number of portfolio holdings	3
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	59.4%
Equity	40.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-SA-I

6/25

8/25

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series II/JAIPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$17	0.33%
Fund Statistics
Fund net assets	$269,529,024
Total number of portfolio holdings	3
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	59.4%
Equity	40.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-SA-II

6/25

8/25

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series NAV/JAIOX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$4	0.08%
Fund Statistics
Fund net assets	$269,529,024
Total number of portfolio holdings	3
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	59.4%
Equity	40.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

LIMO-SA-NAV

6/25

8/25

Lifestyle Moderate Portfolio

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series I/JAETX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$47	0.93%
Fund Statistics
Fund net assets	$649,992,276
Total number of portfolio holdings	75
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

Sector Composition
Information technology	23.0%
Consumer discretionary	21.2%
Health care	13.6%
Financials	10.9%
Industrials	10.2%
Communication services	8.4%
Energy	3.4%
Real estate	3.2%
Consumer staples	2.9%
Utilities	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIGR-SA-I

6/25

8/25

Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series II/JAEUX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$57	1.13%
Fund Statistics
Fund net assets	$649,992,276
Total number of portfolio holdings	75
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

Sector Composition
Information technology	23.0%
Consumer discretionary	21.2%
Health care	13.6%
Financials	10.9%
Industrials	10.2%
Communication services	8.4%
Energy	3.4%
Real estate	3.2%
Consumer staples	2.9%
Utilities	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIGR-SA-II

6/25

8/25

Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series NAV/JAEVX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$45	0.88%
Fund Statistics
Fund net assets	$649,992,276
Total number of portfolio holdings	75
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.4%
Celestica, Inc.	3.0%
Natera, Inc.	2.8%
DraftKings, Inc., Class A	2.8%
Tradeweb Markets, Inc., Class A	2.7%
Royal Caribbean Cruises, Ltd.	2.6%
Cloudflare, Inc., Class A	2.6%
GoDaddy, Inc., Class A	2.3%
Marriott International, Inc., Class A	2.3%

Sector Composition
Information technology	23.0%
Consumer discretionary	21.2%
Health care	13.6%
Financials	10.9%
Industrials	10.2%
Communication services	8.4%
Energy	3.4%
Real estate	3.2%
Consumer staples	2.9%
Utilities	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIGR-SA-NAV

6/25

8/25

Mid Cap Growth Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series I/JECIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$23	0.46%
Fund Statistics
Fund net assets	$1,177,225,214
Total number of portfolio holdings	403
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Sector Composition
Industrials	22.0%
Financials	17.6%
Consumer discretionary	12.8%
Information technology	11.3%
Health care	8.3%
Real estate	6.6%
Materials	5.2%
Consumer staples	5.2%
Energy	3.6%
Utilities	2.8%
Communication services	1.2%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIDC-SA-I

6/25

8/25

Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series II/JAEZX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$33	0.66%
Fund Statistics
Fund net assets	$1,177,225,214
Total number of portfolio holdings	403
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Sector Composition
Industrials	22.0%
Financials	17.6%
Consumer discretionary	12.8%
Information technology	11.3%
Health care	8.3%
Real estate	6.6%
Materials	5.2%
Consumer staples	5.2%
Energy	3.6%
Utilities	2.8%
Communication services	1.2%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIDC-SA-II

6/25

8/25

Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series NAV/JAEYX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$20	0.41%
Fund Statistics
Fund net assets	$1,177,225,214
Total number of portfolio holdings	403
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Sector Composition
Industrials	22.0%
Financials	17.6%
Consumer discretionary	12.8%
Information technology	11.3%
Health care	8.3%
Real estate	6.6%
Materials	5.2%
Consumer staples	5.2%
Energy	3.6%
Utilities	2.8%
Communication services	1.2%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MIDC-SA-NAV

6/25

8/25

Mid Cap Index Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series I/JEMUX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$45	0.91%
Fund Statistics
Fund net assets	$578,298,948
Total number of portfolio holdings	118
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

Sector Composition
Financials	20.1%
Industrials	17.2%
Information technology	10.9%
Health care	10.8%
Real estate	7.8%
Energy	7.3%
Utilities	6.4%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.9%
Communication services	2.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-SA-I

6/25

8/25

Mid Value Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series II/JAGYX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$54	1.11%
Fund Statistics
Fund net assets	$578,298,948
Total number of portfolio holdings	118
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

Sector Composition
Financials	20.1%
Industrials	17.2%
Information technology	10.9%
Health care	10.8%
Real estate	7.8%
Energy	7.3%
Utilities	6.4%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.9%
Communication services	2.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-SA-II

6/25

8/25

Mid Value Trust

John Hancock Variable Insurance Trust
Mid Value Trust
Series NAV/JAGWX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$42	0.86%
Fund Statistics
Fund net assets	$578,298,948
Total number of portfolio holdings	118
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
RenaissanceRe Holdings, Ltd.	1.7%
Zimmer Biomet Holdings, Inc.	1.7%
API Group Corp.	1.7%
Corning, Inc.	1.7%
Baxter International, Inc.	1.6%
Sun Communities, Inc.	1.5%
Keysight Technologies, Inc.	1.5%
Kenvue, Inc.	1.5%
Norfolk Southern Corp.	1.5%
Expand Energy Corp.	1.5%

Sector Composition
Financials	20.1%
Industrials	17.2%
Information technology	10.9%
Health care	10.8%
Real estate	7.8%
Energy	7.3%
Utilities	6.4%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.9%
Communication services	2.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVT-SA-NAV

6/25

8/25

Mid Value Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series I/JADBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$40	0.81%
Fund Statistics
Fund net assets	$279,265,952
Total number of portfolio holdings	35
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

Industry Composition
Specialized REITs	25.1%
Health care REITs	16.9%
Residential REITs	16.4%
Retail REITs	12.8%
Industrial REITs	11.4%
Office REITs	5.9%
Hotels, restaurants and leisure	3.4%
Diversified REITs	3.0%
Health care providers and services	1.8%
Real estate management and development	1.2%
Hotel and resort REITs	0.5%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

RESE-SA-I

6/25

8/25

Real Estate Securities Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series II/JAJLX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$50	1.01%
Fund Statistics
Fund net assets	$279,265,952
Total number of portfolio holdings	35
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

Industry Composition
Specialized REITs	25.1%
Health care REITs	16.9%
Residential REITs	16.4%
Retail REITs	12.8%
Industrial REITs	11.4%
Office REITs	5.9%
Hotels, restaurants and leisure	3.4%
Diversified REITs	3.0%
Health care providers and services	1.8%
Real estate management and development	1.2%
Hotel and resort REITs	0.5%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

RESE-SA-II

6/25

8/25

Real Estate Securities Trust

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series NAV/JAJMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$37	0.76%
Fund Statistics
Fund net assets	$279,265,952
Total number of portfolio holdings	35
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	9.9%
Prologis, Inc.	7.8%
Equinix, Inc.	6.2%
Essex Property Trust, Inc.	5.6%
Public Storage	4.7%
EastGroup Properties, Inc.	3.6%
SL Green Realty Corp.	3.3%
AvalonBay Communities, Inc.	3.3%
American Tower Corp.	3.3%
EPR Properties	3.1%

Industry Composition
Specialized REITs	25.1%
Health care REITs	16.9%
Residential REITs	16.4%
Retail REITs	12.8%
Industrial REITs	11.4%
Office REITs	5.9%
Hotels, restaurants and leisure	3.4%
Diversified REITs	3.0%
Health care providers and services	1.8%
Real estate management and development	1.2%
Hotel and resort REITs	0.5%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-SA-NAV
6/25
8/25
Real Estate Securities Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series I/JESTX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$50	0.99%
Fund Statistics
Fund net assets	$1,089,782,016
Total number of portfolio holdings	86
Portfolio turnover rate	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

Sector Composition
Information technology	78.5%
Communication services	18.0%
Financials	1.7%
Consumer discretionary	1.4%
Industrials	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-SA-I

6/25

8/25

Science & Technology Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series II/JAFUX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$60	1.19%
Fund Statistics
Fund net assets	$1,089,782,016
Total number of portfolio holdings	86
Portfolio turnover rate	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

Sector Composition
Information technology	78.5%
Communication services	18.0%
Financials	1.7%
Consumer discretionary	1.4%
Industrials	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-SA-II

6/25

8/25

Science & Technology Trust

John Hancock Variable Insurance Trust
Science & Technology Trust
Series NAV/JAFSX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$48	0.94%
Fund Statistics
Fund net assets	$1,089,782,016
Total number of portfolio holdings	86
Portfolio turnover rate	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.0%
Meta Platforms, Inc., Class A	10.0%
Microsoft Corp.	8.8%
Broadcom, Inc.	7.7%
Apple, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class C	3.4%
MicroStrategy, Inc., Class A	3.2%
Oracle Corp.	2.6%
Applied Materials, Inc.	2.4%

Sector Composition
Information technology	78.5%
Communication services	18.0%
Financials	1.7%
Consumer discretionary	1.4%
Industrials	0.1%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SCIT-SA-NAV

6/25

8/25

Science & Technology Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series I/JESVX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series I/JESVX)	$49	1.02%
Fund Statistics
Fund net assets	$288,947,229
Total number of portfolio holdings	72
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

Sector Composition
Information technology	23.2%
Industrials	20.0%
Financials	13.4%
Health care	13.3%
Consumer discretionary	11.5%
Real estate	4.2%
Energy	3.9%
Consumer staples	2.8%
Communication services	2.4%
Materials	1.4%
Utilities	1.3%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-SA-I

6/25

8/25

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series II/JAGZX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series II/JAGZX)	$59	1.22%
Fund Statistics
Fund net assets	$288,947,229
Total number of portfolio holdings	72
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

Sector Composition
Information technology	23.2%
Industrials	20.0%
Financials	13.4%
Health care	13.3%
Consumer discretionary	11.5%
Real estate	4.2%
Energy	3.9%
Consumer staples	2.8%
Communication services	2.4%
Materials	1.4%
Utilities	1.3%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-SA-II

6/25

8/25

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Core Trust
Series NAV/JAHBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series NAV/JAHBX)	$47	0.97%
Fund Statistics
Fund net assets	$288,947,229
Total number of portfolio holdings	72
Portfolio turnover rate	110%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	2.4%
Arcosa, Inc.	2.3%
Pinnacle Financial Partners, Inc.	2.3%
SouthState Corp.	2.3%
EastGroup Properties, Inc.	2.1%
First Industrial Realty Trust, Inc.	2.1%
Banner Corp.	2.0%
Crane Company	1.9%
Atmus Filtration Technologies, Inc.	1.9%
Lithia Motors, Inc.	1.8%

Sector Composition
Information technology	23.2%
Industrials	20.0%
Financials	13.4%
Health care	13.3%
Consumer discretionary	11.5%
Real estate	4.2%
Energy	3.9%
Consumer staples	2.8%
Communication services	2.4%
Materials	1.4%
Utilities	1.3%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMVT-SA-NAV

6/25

8/25

Small Cap Core Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series I/JESIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$26	0.53%
Fund Statistics
Fund net assets	$505,020,518
Total number of portfolio holdings	1,826
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Sector Composition
Financials	18.6%
Industrials	16.4%
Health care	15.4%
Information technology	14.1%
Consumer discretionary	9.7%
Real estate	5.9%
Energy	4.7%
Materials	3.6%
Utilities	3.1%
Communication services	2.5%
Consumer staples	2.2%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCI-SA-I

6/25

8/25

Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series II/JAJOX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$36	0.73%
Fund Statistics
Fund net assets	$505,020,518
Total number of portfolio holdings	1,826
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Sector Composition
Financials	18.6%
Industrials	16.4%
Health care	15.4%
Information technology	14.1%
Consumer discretionary	9.7%
Real estate	5.9%
Energy	4.7%
Materials	3.6%
Utilities	3.1%
Communication services	2.5%
Consumer staples	2.2%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCI-SA-II

6/25

8/25

Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series NAV/JAEWX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$24	0.48%
Fund Statistics
Fund net assets	$505,020,518
Total number of portfolio holdings	1,826
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Sector Composition
Financials	18.6%
Industrials	16.4%
Health care	15.4%
Information technology	14.1%
Consumer discretionary	9.7%
Real estate	5.9%
Energy	4.7%
Materials	3.6%
Utilities	3.1%
Communication services	2.5%
Consumer staples	2.2%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCI-SA-NAV

6/25

8/25

Small Cap Index Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series I/JADLX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$45	0.92%
Fund Statistics
Fund net assets	$163,724,007
Total number of portfolio holdings	1,151
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

Sector Composition
Financials	28.2%
Industrials	16.0%
Consumer discretionary	14.9%
Energy	9.3%
Information technology	7.3%
Health care	7.2%
Materials	6.2%
Consumer staples	5.7%
Communication services	3.9%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-I

6/25

8/25

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series II/JADPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$55	1.12%
Fund Statistics
Fund net assets	$163,724,007
Total number of portfolio holdings	1,151
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

Sector Composition
Financials	28.2%
Industrials	16.0%
Consumer discretionary	14.9%
Energy	9.3%
Information technology	7.3%
Health care	7.2%
Materials	6.2%
Consumer staples	5.7%
Communication services	3.9%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-II

6/25

8/25

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series NAV/JADMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$43	0.87%
Fund Statistics
Fund net assets	$163,724,007
Total number of portfolio holdings	1,151
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Liberty Broadband Corp., Series C	0.6%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Zions Bancorp NA	0.6%
Bunge Global SA	0.6%
Molson Coors Beverage Company, Class B	0.6%
First Horizon Corp.	0.6%
The Mosaic Company	0.6%
Ally Financial, Inc.	0.6%
Permian Resources Corp.	0.5%

Sector Composition
Financials	28.2%
Industrials	16.0%
Consumer discretionary	14.9%
Energy	9.3%
Information technology	7.3%
Health care	7.2%
Materials	6.2%
Consumer staples	5.7%
Communication services	3.9%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-NAV

6/25

8/25

Small Cap Opportunities Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series I/JESGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$55	1.12%
Fund Statistics
Fund net assets	$274,159,775
Total number of portfolio holdings	102
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

Sector Composition
Industrials	26.2%
Health care	24.6%
Information technology	16.8%
Consumer discretionary	12.0%
Financials	8.5%
Real estate	3.3%
Communication services	2.3%
Materials	1.9%
Energy	1.8%
Consumer staples	1.7%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCS-SA-I

6/25

8/25

Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series II/JAGQX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$65	1.32%
Fund Statistics
Fund net assets	$274,159,775
Total number of portfolio holdings	102
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

Sector Composition
Industrials	26.2%
Health care	24.6%
Information technology	16.8%
Consumer discretionary	12.0%
Financials	8.5%
Real estate	3.3%
Communication services	2.3%
Materials	1.9%
Energy	1.8%
Consumer staples	1.7%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCS-SA-II

6/25

8/25

Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series NAV/JAGPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$53	1.07%
Fund Statistics
Fund net assets	$274,159,775
Total number of portfolio holdings	102
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The AZEK Company, Inc.	2.8%
Verra Mobility Corp.	2.7%
CyberArk Software, Ltd.	2.6%
ExlService Holdings, Inc.	2.5%
AvePoint, Inc.	2.3%
SiTime Corp.	2.2%
PJT Partners, Inc., Class A	2.0%
Casella Waste Systems, Inc., Class A	2.0%
Cabot Corp.	1.9%
Zurn Elkay Water Solutions Corp.	1.9%

Sector Composition
Industrials	26.2%
Health care	24.6%
Information technology	16.8%
Consumer discretionary	12.0%
Financials	8.5%
Real estate	3.3%
Communication services	2.3%
Materials	1.9%
Energy	1.8%
Consumer staples	1.7%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCS-SA-NAV

6/25

8/25

Small Cap Stock Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series I/JAEPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$55	1.13%
Fund Statistics
Fund net assets	$120,846,854
Total number of portfolio holdings	198
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

Sector Composition
Financials	28.4%
Industrials	13.2%
Real estate	10.8%
Consumer discretionary	9.6%
Health care	8.4%
Information technology	7.2%
Energy	6.8%
Utilities	5.8%
Materials	4.5%
Communication services	2.0%
Consumer staples	1.8%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-I

6/25

8/25

Small Company Value Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series II/JAERX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$65	1.33%
Fund Statistics
Fund net assets	$120,846,854
Total number of portfolio holdings	198
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

Sector Composition
Financials	28.4%
Industrials	13.2%
Real estate	10.8%
Consumer discretionary	9.6%
Health care	8.4%
Information technology	7.2%
Energy	6.8%
Utilities	5.8%
Materials	4.5%
Communication services	2.0%
Consumer staples	1.8%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-II

6/25

8/25

Small Company Value Trust

John Hancock Variable Insurance Trust
Small Company Value Trust
Series NAV/JAEQX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$53	1.08%
Fund Statistics
Fund net assets	$120,846,854
Total number of portfolio holdings	198
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	1.9%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.2%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Company	1.0%
Matador Resources Company	1.0%

Sector Composition
Financials	28.4%
Industrials	13.2%
Real estate	10.8%
Consumer discretionary	9.6%
Health care	8.4%
Information technology	7.2%
Energy	6.8%
Utilities	5.8%
Materials	4.5%
Communication services	2.0%
Consumer staples	1.8%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SMCO-SA-NAV

6/25

8/25

Small Company Value Trust

John Hancock Variable Insurance Trust
Strategic Equity Allocation Trust
Series NAV/JAFVX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$28	0.54%
Fund Statistics
Fund net assets	$6,991,406,203
Total number of portfolio holdings	3,345
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	3.9%
Microsoft Corp.	3.8%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.6%
Broadcom, Inc.	1.3%
Alphabet, Inc., Class A	1.1%
Berkshire Hathaway, Inc., Class B	0.9%
Tesla, Inc.	0.9%
Alphabet, Inc., Class C	0.9%

Sector Composition
Information technology	21.8%
Financials	17.2%
Industrials	13.0%
Consumer discretionary	10.0%
Health care	9.9%
Communication services	7.1%
Consumer staples	5.9%
Materials	3.3%
Energy	3.1%
Utilities	2.7%
Real estate	2.5%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SEAT-SA-NAV

6/25

8/25

Strategic Equity Allocation Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series I/JETSX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$25	0.49%
Fund Statistics
Fund net assets	$1,072,039,530
Total number of portfolio holdings	2,565
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

Sector Composition
Information technology	29.5%
Financials	14.1%
Consumer discretionary	10.4%
Industrials	9.4%
Health care	9.3%
Communication services	9.1%
Consumer staples	5.6%
Energy	2.9%
Real estate	2.3%
Materials	2.2%
Utilities	2.2%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TOST-SA-I

6/25

8/25

Total Stock Market Index Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series II/JAFFX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$35	0.69%
Fund Statistics
Fund net assets	$1,072,039,530
Total number of portfolio holdings	2,565
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

Sector Composition
Information technology	29.5%
Financials	14.1%
Consumer discretionary	10.4%
Industrials	9.4%
Health care	9.3%
Communication services	9.1%
Consumer staples	5.6%
Energy	2.9%
Real estate	2.3%
Materials	2.2%
Utilities	2.2%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TOST-SA-II

6/25

8/25

Total Stock Market Index Trust

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series NAV/JAFEX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$22	0.44%
Fund Statistics
Fund net assets	$1,072,039,530
Total number of portfolio holdings	2,565
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	5.9%
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
JPMorgan Chase & Co.	1.3%

Sector Composition
Information technology	29.5%
Financials	14.1%
Consumer discretionary	10.4%
Industrials	9.4%
Health care	9.3%
Communication services	9.1%
Consumer staples	5.6%
Energy	2.9%
Real estate	2.3%
Materials	2.2%
Utilities	2.2%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TOST-SA-NAV

6/25

8/25

Total Stock Market Index Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series I/JAFHX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series I/JAFHX)	$41	0.79%
Fund Statistics
Fund net assets	$708,013,283
Total number of portfolio holdings	43
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

Sector Composition
Information technology	38.0%
Communication services	15.4%
Consumer discretionary	13.6%
Financials	12.3%
Health care	6.5%
Industrials	5.3%
Consumer staples	3.7%
Real estate	2.7%
Energy	1.9%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-SA-I

6/25

8/25

U.S. Growth Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series II/JAFJX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series II/JAFJX)	$51	0.99%
Fund Statistics
Fund net assets	$708,013,283
Total number of portfolio holdings	43
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

Sector Composition
Information technology	38.0%
Communication services	15.4%
Consumer discretionary	13.6%
Financials	12.3%
Health care	6.5%
Industrials	5.3%
Consumer staples	3.7%
Real estate	2.7%
Energy	1.9%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-SA-II

6/25

8/25

U.S. Growth Trust

John Hancock Variable Insurance Trust
U.S. Growth Trust
Series NAV/JAFGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series NAV/JAFGX)	$38	0.74%
Fund Statistics
Fund net assets	$708,013,283
Total number of portfolio holdings	43
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.9%
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.6%
Broadcom, Inc.	5.1%
Meta Platforms, Inc., Class A	5.0%
Apple, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Eli Lilly & Company	3.4%
Netflix, Inc.	3.3%

Sector Composition
Information technology	38.0%
Communication services	15.4%
Consumer discretionary	13.6%
Financials	12.3%
Health care	6.5%
Industrials	5.3%
Consumer staples	3.7%
Real estate	2.7%
Energy	1.9%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CAPA-SA-NAV

6/25

8/25

U.S. Growth Trust

John Hancock Variable Insurance Trust
Active Bond Trust
Series I/JAHFX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$35	0.70%
Fund Statistics
Fund net assets	$556,802,242
Total number of portfolio holdings	998
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	35.7%
Corporate bonds	35.6%
U.S. Government	17.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-SA-I

6/25

8/25

Active Bond Trust

John Hancock Variable Insurance Trust
Active Bond Trust
Series II/JAHEX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$46	0.90%
Fund Statistics
Fund net assets	$556,802,242
Total number of portfolio holdings	998
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	35.7%
Corporate bonds	35.6%
U.S. Government	17.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-SA-II

6/25

8/25

Active Bond Trust

John Hancock Variable Insurance Trust
Active Bond Trust
Series NAV/JAHDX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$33	0.65%
Fund Statistics
Fund net assets	$556,802,242
Total number of portfolio holdings	998
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	35.7%
Corporate bonds	35.6%
U.S. Government	17.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-SA-NAV

6/25

8/25

Active Bond Trust

John Hancock Variable Insurance Trust
Core Bond Trust
Series I/JADKX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$34	0.67%
Fund Statistics
Fund net assets	$776,661,722
Total number of portfolio holdings	1,042
Portfolio turnover rate	124%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	31.4%
Corporate bonds	25.5%
U.S. Government	15.1%
Collateralized mortgage obligations – U.S. Government Agency	14.3%
Asset-backed securities	9.7%
Collateralized mortgage obligations – Commercial and residential	1.7%
Foreign government obligations	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CRBT-SA-I

6/25

8/25

Core Bond Trust

John Hancock Variable Insurance Trust
Core Bond Trust
Series II/JAAEX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$44	0.87%
Fund Statistics
Fund net assets	$776,661,722
Total number of portfolio holdings	1,042
Portfolio turnover rate	124%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	31.4%
Corporate bonds	25.5%
U.S. Government	15.1%
Collateralized mortgage obligations – U.S. Government Agency	14.3%
Asset-backed securities	9.7%
Collateralized mortgage obligations – Commercial and residential	1.7%
Foreign government obligations	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CRBT-SA-II

6/25

8/25

Core Bond Trust

John Hancock Variable Insurance Trust
Core Bond Trust
Series NAV/JVCNX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$31	0.62%
Fund Statistics
Fund net assets	$776,661,722
Total number of portfolio holdings	1,042
Portfolio turnover rate	124%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	31.4%
Corporate bonds	25.5%
U.S. Government	15.1%
Collateralized mortgage obligations – U.S. Government Agency	14.3%
Asset-backed securities	9.7%
Collateralized mortgage obligations – Commercial and residential	1.7%
Foreign government obligations	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CRBT-SA-NAV

6/25

8/25

Core Bond Trust

John Hancock Variable Insurance Trust
High Yield Trust
Series I/JAELX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$37	0.73%
Fund Statistics
Fund net assets	$179,703,732
Total number of portfolio holdings	342
Portfolio turnover rate	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	91.2%
Term loans	5.6%
Preferred securities	0.5%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-SA-I

6/25

8/25

High Yield Trust

John Hancock Variable Insurance Trust
High Yield Trust
Series II/JAEOX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$47	0.93%
Fund Statistics
Fund net assets	$179,703,732
Total number of portfolio holdings	342
Portfolio turnover rate	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	91.2%
Term loans	5.6%
Preferred securities	0.5%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-SA-II

6/25

8/25

High Yield Trust

John Hancock Variable Insurance Trust
High Yield Trust
Series NAV/JAEMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$34	0.68%
Fund Statistics
Fund net assets	$179,703,732
Total number of portfolio holdings	342
Portfolio turnover rate	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	91.2%
Term loans	5.6%
Preferred securities	0.5%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-SA-NAV

6/25

8/25

High Yield Trust

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series I/JADUX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$38	0.75%
Fund Statistics
Fund net assets	$207,117,550
Total number of portfolio holdings	797
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	29.3%
U.S. Government Agency	27.7%
Corporate bonds	19.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Asset-backed securities	6.7%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Foreign government obligations	2.1%
Municipal bonds	1.2%
Short-term investments	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INQB-SA-I

6/25

8/25

Investment Quality Bond Trust

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series II/JADSX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$48	0.95%
Fund Statistics
Fund net assets	$207,117,550
Total number of portfolio holdings	797
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	29.3%
U.S. Government Agency	27.7%
Corporate bonds	19.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Asset-backed securities	6.7%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Foreign government obligations	2.1%
Municipal bonds	1.2%
Short-term investments	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INQB-SA-II

6/25

8/25

Investment Quality Bond Trust

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series NAV/JAJNX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$35	0.70%
Fund Statistics
Fund net assets	$207,117,550
Total number of portfolio holdings	797
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	29.3%
U.S. Government Agency	27.7%
Corporate bonds	19.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Asset-backed securities	6.7%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Foreign government obligations	2.1%
Municipal bonds	1.2%
Short-term investments	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INQB-SA-NAV

6/25

8/25

Investment Quality Bond Trust

John Hancock Variable Insurance Trust
Money Market Trust
Series I/JHOXX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$17	0.33%
Fund Statistics
Fund net assets	$2,410,321,230
Total number of portfolio holdings	116
Weighted Average Maturity	48 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	53.7%
U.S. Government	29.1%
Repurchase agreement	17.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-SA-I

6/25

8/25

Money Market Trust

John Hancock Variable Insurance Trust
Money Market Trust
Series II/JAAXX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$27	0.53%
Fund Statistics
Fund net assets	$2,410,321,230
Total number of portfolio holdings	116
Weighted Average Maturity	48 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	53.7%
U.S. Government	29.1%
Repurchase agreement	17.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-SA-II

6/25

8/25

Money Market Trust

John Hancock Variable Insurance Trust
Money Market Trust
Series NAV/JABXX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$14	0.28%
Fund Statistics
Fund net assets	$2,410,321,230
Total number of portfolio holdings	116
Weighted Average Maturity	48 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	53.7%
U.S. Government	29.1%
Repurchase agreement	17.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-SA-NAV

6/25

8/25

Money Market Trust

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series I/JAEJX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$42	0.82%
Fund Statistics
Fund net assets	$141,428,303
Total number of portfolio holdings	1,017
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government Agency	24.7%
Corporate bonds	9.0%
Convertible bonds	5.9%
U.S. Government	5.4%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.0%
Term loans	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Exchange-traded funds	1.3%
Preferred securities	0.9%
Short-term investments	13.0%

Country Composition
United States	59.9%
Norway	7.0%
Brazil	5.3%
New Zealand	4.2%
Australia	3.4%
Colombia	2.8%
United Kingdom	2.0%
Iceland	1.5%
Mexico	1.1%
Other countries	12.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

OPFI-SA-I

6/25

8/25

Opportunistic Fixed Income Trust

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series II/JAEHX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$52	1.02%
Fund Statistics
Fund net assets	$141,428,303
Total number of portfolio holdings	1,017
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government Agency	24.7%
Corporate bonds	9.0%
Convertible bonds	5.9%
U.S. Government	5.4%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.0%
Term loans	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Exchange-traded funds	1.3%
Preferred securities	0.9%
Short-term investments	13.0%

Country Composition
United States	59.9%
Norway	7.0%
Brazil	5.3%
New Zealand	4.2%
Australia	3.4%
Colombia	2.8%
United Kingdom	2.0%
Iceland	1.5%
Mexico	1.1%
Other countries	12.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

OPFI-SA-II

6/25

8/25

Opportunistic Fixed Income Trust

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series NAV/JAEKX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$39	0.77%
Fund Statistics
Fund net assets	$141,428,303
Total number of portfolio holdings	1,017
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.2%
U.S. Government Agency	24.7%
Corporate bonds	9.0%
Convertible bonds	5.9%
U.S. Government	5.4%
Collateralized mortgage obligations – U.S. Government Agency	2.6%
Asset-backed securities	2.0%
Term loans	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Exchange-traded funds	1.3%
Preferred securities	0.9%
Short-term investments	13.0%

Country Composition
United States	59.9%
Norway	7.0%
Brazil	5.3%
New Zealand	4.2%
Australia	3.4%
Colombia	2.8%
United Kingdom	2.0%
Iceland	1.5%
Mexico	1.1%
Other countries	12.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

OPFI-SA-NAV

6/25

8/25

Opportunistic Fixed Income Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series I/JAFZX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$32	0.63%
Fund Statistics
Fund net assets	$5,551,671,842
Total number of portfolio holdings	765
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.6%
Corporate bonds	29.1%
U.S. Government	17.7%
Asset-backed securities	7.4%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Municipal bonds	0.4%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-SA-I

6/25

8/25

Select Bond Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series II/JHBDX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$42	0.83%
Fund Statistics
Fund net assets	$5,551,671,842
Total number of portfolio holdings	765
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.6%
Corporate bonds	29.1%
U.S. Government	17.7%
Asset-backed securities	7.4%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Municipal bonds	0.4%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-SA-II

6/25

8/25

Select Bond Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series NAV/JAGBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$30	0.59%
Fund Statistics
Fund net assets	$5,551,671,842
Total number of portfolio holdings	765
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.6%
Corporate bonds	29.1%
U.S. Government	17.7%
Asset-backed securities	7.4%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	1.1%
Municipal bonds	0.4%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-SA-NAV

6/25

8/25

Select Bond Trust

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series I/JAJPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$35	0.70%
Fund Statistics
Fund net assets	$243,431,594
Total number of portfolio holdings	95
Portfolio turnover rate	202%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	50.9%
U.S. Government Agency	45.8%
Municipal bonds	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-SA-I

6/25

8/25

Short Term Government Income Trust

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series II/JAFWX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$45	0.90%
Fund Statistics
Fund net assets	$243,431,594
Total number of portfolio holdings	95
Portfolio turnover rate	202%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	50.9%
U.S. Government Agency	45.8%
Municipal bonds	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-SA-II

6/25

8/25

Short Term Government Income Trust

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series NAV/JAFYX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$33	0.65%
Fund Statistics
Fund net assets	$243,431,594
Total number of portfolio holdings	95
Portfolio turnover rate	202%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	50.9%
U.S. Government Agency	45.8%
Municipal bonds	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-SA-NAV

6/25

8/25

Short Term Government Income Trust

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series I/JESNX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$39	0.78%
Fund Statistics
Fund net assets	$388,052,741
Total number of portfolio holdings	486
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	46.3%
Foreign government obligations	20.3%
Term loans	9.5%
U.S. Government Agency	6.3%
U.S. Government	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.3%
Collateralized mortgage obligations – Commercial and residential	2.9%
Preferred securities	2.5%
Convertible bonds	1.6%
Asset-backed securities	1.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-SA-I

6/25

8/25

Strategic Income Opportunities Trust

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series II/JESPX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$50	0.98%
Fund Statistics
Fund net assets	$388,052,741
Total number of portfolio holdings	486
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	46.3%
Foreign government obligations	20.3%
Term loans	9.5%
U.S. Government Agency	6.3%
U.S. Government	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.3%
Collateralized mortgage obligations – Commercial and residential	2.9%
Preferred securities	2.5%
Convertible bonds	1.6%
Asset-backed securities	1.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-SA-II

6/25

8/25

Strategic Income Opportunities Trust

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series NAV/JVRNX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$37	0.73%
Fund Statistics
Fund net assets	$388,052,741
Total number of portfolio holdings	486
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	46.3%
Foreign government obligations	20.3%
Term loans	9.5%
U.S. Government Agency	6.3%
U.S. Government	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.3%
Collateralized mortgage obligations – Commercial and residential	2.9%
Preferred securities	2.5%
Convertible bonds	1.6%
Asset-backed securities	1.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-SA-NAV

6/25

8/25

Strategic Income Opportunities Trust

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series I/JTBMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$15	0.30%
Fund Statistics
Fund net assets	$1,047,589,061
Total number of portfolio holdings	1,108
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.9%
U.S. Government Agency	25.2%
Corporate bonds	24.7%
Collateralized mortgage obligations – Commercial and residential	1.4%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TBMT-SA-I

6/25

8/25

Total Bond Market Trust

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series II/JAGVX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$25	0.50%
Fund Statistics
Fund net assets	$1,047,589,061
Total number of portfolio holdings	1,108
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.9%
U.S. Government Agency	25.2%
Corporate bonds	24.7%
Collateralized mortgage obligations – Commercial and residential	1.4%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TBMT-SA-II

6/25

8/25

Total Bond Market Trust

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series NAV/JAGUX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$13	0.25%
Fund Statistics
Fund net assets	$1,047,589,061
Total number of portfolio holdings	1,108
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.9%
U.S. Government Agency	25.2%
Corporate bonds	24.7%
Collateralized mortgage obligations – Commercial and residential	1.4%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TBMT-SA-NAV

6/25

8/25

Total Bond Market Trust

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series I/JAGJX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$31	0.61%
Fund Statistics
Fund net assets	$229,660,118
Total number of portfolio holdings	198
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Asset-backed securities	23.8%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	22.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-SA-I

6/25

8/25

Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series II/JAGEX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$41	0.81%
Fund Statistics
Fund net assets	$229,660,118
Total number of portfolio holdings	198
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Asset-backed securities	23.8%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	22.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-SA-II

6/25

8/25

Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series NAV/JAGFX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$28	0.56%
Fund Statistics
Fund net assets	$229,660,118
Total number of portfolio holdings	198
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.9%
Asset-backed securities	23.8%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	22.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-SA-NAV

6/25

8/25

Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series I/JELBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$9	0.17%
Fund Statistics
Fund net assets	$3,903,276,208
Total number of portfolio holdings	26
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.0%
Equity	50.0%
Large blend	22.1%
U.S. large cap	15.1%
Emerging-market equity	4.0%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.2%
Fixed income	48.0%
Intermediate bond	48.0%
Short-term investments and other	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-SA-I

6/25

8/25

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series II/JAJRX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$19	0.37%
Fund Statistics
Fund net assets	$3,903,276,208
Total number of portfolio holdings	26
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.0%
Equity	50.0%
Large blend	22.1%
U.S. large cap	15.1%
Emerging-market equity	4.0%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.2%
Fixed income	48.0%
Intermediate bond	48.0%
Short-term investments and other	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-SA-II

6/25

8/25

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series NAV/JAIYX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$6	0.12%
Fund Statistics
Fund net assets	$3,903,276,208
Total number of portfolio holdings	26
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.0%
Equity	50.0%
Large blend	22.1%
U.S. large cap	15.1%
Emerging-market equity	4.0%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.2%
Fixed income	48.0%
Intermediate bond	48.0%
Short-term investments and other	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-SA-NAV

6/25

8/25

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series I/JELCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$10	0.19%
Fund Statistics
Fund net assets	$487,321,895
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	20.0%
Large blend	9.1%
U.S. large cap	7.2%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	78.9%
Intermediate bond	78.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-SA-I

6/25

8/25

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series II/JAISX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$20	0.39%
Fund Statistics
Fund net assets	$487,321,895
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	20.0%
Large blend	9.1%
U.S. large cap	7.2%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	78.9%
Intermediate bond	78.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-SA-II

6/25

8/25

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series NAV/JAIUX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$7	0.14%
Fund Statistics
Fund net assets	$487,321,895
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	20.0%
Large blend	9.1%
U.S. large cap	7.2%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	78.9%
Intermediate bond	78.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-SA-NAV

6/25

8/25

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series I/JELGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$9	0.18%
Fund Statistics
Fund net assets	$5,200,149,430
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	69.4%
Large blend	30.6%
U.S. large cap	18.1%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.5%
U.S. small cap	4.0%
Fixed income	27.5%
Intermediate bond	27.5%
Short-term investments and other	3.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-SA-I

6/25
8/25
Managed Volatility Growth Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series II/JAJAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$19	0.38%
Fund Statistics
Fund net assets	$5,200,149,430
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	69.4%
Large blend	30.6%
U.S. large cap	18.1%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.5%
U.S. small cap	4.0%
Fixed income	27.5%
Intermediate bond	27.5%
Short-term investments and other	3.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-SA-II

6/25

8/25

Managed Volatility Growth Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series NAV/JAIZX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$7	0.13%
Fund Statistics
Fund net assets	$5,200,149,430
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	69.4%
Large blend	30.6%
U.S. large cap	18.1%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.5%
U.S. small cap	4.0%
Fixed income	27.5%
Intermediate bond	27.5%
Short-term investments and other	3.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-SA-NAV

6/25

8/25

Managed Volatility Growth Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series I/JELMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$9	0.17%
Fund Statistics
Fund net assets	$1,008,014,176
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.6%
Equity	40.0%
Large blend	18.1%
U.S. large cap	13.4%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	58.6%
Intermediate bond	58.6%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-SA-I

6/25

8/25

Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series II/JAIWX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$19	0.37%
Fund Statistics
Fund net assets	$1,008,014,176
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.6%
Equity	40.0%
Large blend	18.1%
U.S. large cap	13.4%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	58.6%
Intermediate bond	58.6%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-SA-II

6/25

8/25

Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series NAV/JAIVX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$6	0.12%
Fund Statistics
Fund net assets	$1,008,014,176
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.6%
Equity	40.0%
Large blend	18.1%
U.S. large cap	13.4%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	58.6%
Intermediate bond	58.6%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-SA-NAV

6/25

8/25

Managed Volatility Moderate Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 7.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2025 for the following funds:

John Hancock Variable Insurance Trust

•John Hancock 500 Index Trust

•John Hancock American Asset Allocation Trust

•John Hancock American Global Growth Trust

•John Hancock American Growth Trust

•John Hancock American Growth-Income Trust

•John Hancock American International Trust

•John Hancock Blue Chip Growth Trust

•John Hancock Capital Appreciation Value Trust

•John Hancock Disciplined Value International Trust

•John Hancock Disciplined Value Emerging Markets Equity Trust

•John Hancock Equity Income Trust

•John Hancock Financial Industries Trust

•John Hancock Fundamental All Cap Core Trust

•John Hancock Fundamental Large Cap Value Trust

•John Hancock Global Equity Trust

•John Hancock Health Sciences Trust

•John Hancock International Equity Index Trust

•John Hancock International Small Company Trust

•John Hancock Lifestyle Balanced Portfolio

•John Hancock Lifestyle Conservative Portfolio

•John Hancock Lifestyle Growth Portfolio

•John Hancock Lifestyle Moderate Portfolio

•John Hancock Mid Cap Growth Trust

•John Hancock Mid Cap Index Trust

•John Hancock Mid Value Trust

•John Hancock Real Estate Securities Trust

•John Hancock Science & Technology Trust

•John Hancock Small Cap Core Trust (formerly Small Cap Value Trust)

•John Hancock Small Cap Index Trust

•John Hancock Small Cap Opportunities Trust

•John Hancock Small Cap Stock Trust

•John Hancock Small Company Value Trust

•John Hancock Strategic Equity Allocation Trust

•John Hancock Total Stock Market Index Trust

•John Hancock U.S. Growth Trust (formerly Capital Appreciation Trust)

John Hancock Variable Insurance Trust - Bond Trusts

•John Hancock Active Bond Trust

•John Hancock Core Bond Trust

•John Hancock High Yield Trust

•John Hancock Investment Quality Bond Trust

•John Hancock Money Market Trust

•John Hancock Opportunistic Fixed Income Trust

•John Hancock Select Bond Trust

•John Hancock Short Term Government Income Trust

•John Hancock Strategic Income Opportunities Trust

•John Hancock Total Bond Market Trust

•John Hancock Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust - Managed Volatility Portfolios

•John Hancock Managed Volatility Balanced Portfolio

•John Hancock Managed Volatility Conservative Portfolio

•John Hancock Managed Volatility Growth Portfolio

•John Hancock Managed Volatility Moderate Portfolio

In addition, the June 30, 2025 semiannual annual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Semiannual Financial Statements & Other N-CSR Items
June 30, 2025

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 9.5%
Diversified telecommunication services – 0.7%
AT&T, Inc.	1,495,709	$43,285,818
Verizon Communications, Inc.	877,509	37,969,814
		81,255,632
Entertainment – 1.7%
Electronic Arts, Inc.	46,253	7,386,604
Live Nation Entertainment, Inc. (A)	32,687	4,944,889
Netflix, Inc. (A)	88,673	118,744,674
Take-Two Interactive Software, Inc. (A)	36,262	8,806,227
The Walt Disney Company	375,498	46,565,507
TKO Group Holdings, Inc.	13,773	2,505,997
Warner Brothers Discovery, Inc. (A)	465,346	5,332,865
		194,286,763
Interactive media and services – 6.4%
Alphabet, Inc., Class A	1,214,419	214,017,060
Alphabet, Inc., Class C	981,026	174,024,202
Match Group, Inc. (A)	52,341	1,616,813
Meta Platforms, Inc., Class A	453,344	334,608,673
		724,266,748
Media – 0.5%
Charter Communications, Inc., Class A (A)	20,156	8,239,974
Comcast Corp., Class A	784,476	27,997,948
Fox Corp., Class A	46,101	2,583,500
Fox Corp., Class B	27,500	1,419,825
News Corp., Class A	78,985	2,347,434
News Corp., Class B	23,339	800,761
Omnicom Group, Inc.	40,668	2,925,656
Paramount Global, Class B (B)	124,021	1,599,871
The Interpublic Group of Companies, Inc.	77,651	1,900,896
		49,815,865
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	99,784	23,774,536
		1,073,399,544
Consumer discretionary – 10.1%
Automobile components – 0.0%
Aptiv PLC (A)	48,994	3,342,371
Automobiles – 1.8%
Ford Motor Company	813,683	8,828,461
General Motors Company	195,168	9,604,217
Tesla, Inc. (A)	585,115	185,867,626
		204,300,304
Broadline retail – 3.9%
Amazon.com, Inc. (A)	1,972,627	432,774,638
eBay, Inc.	93,036	6,927,461
		439,702,099
Distributors – 0.1%
Genuine Parts Company	28,982	3,515,806
LKQ Corp.	54,189	2,005,535
Pool Corp.	7,933	2,312,311
		7,833,652
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	90,234	11,941,568
Booking Holdings, Inc.	6,791	39,314,729
Caesars Entertainment, Inc. (A)	44,292	1,257,450
Carnival Corp. (A)	216,530	6,088,824
Chipotle Mexican Grill, Inc. (A)	279,948	15,719,080
Darden Restaurants, Inc.	24,493	5,338,739
Domino's Pizza, Inc.	7,198	3,243,419
DoorDash, Inc., Class A (A)	70,575	17,397,443
Expedia Group, Inc.	25,603	4,318,714
Hilton Worldwide Holdings, Inc.	49,932	13,298,889
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp.	72,544	$3,156,389
Marriott International, Inc., Class A	47,271	12,914,910
McDonald's Corp.	149,381	43,644,647
MGM Resorts International (A)	47,169	1,622,142
Norwegian Cruise Line Holdings, Ltd. (A)	91,658	1,858,824
Royal Caribbean Cruises, Ltd.	51,564	16,146,751
Starbucks Corp.	236,281	21,650,428
Wynn Resorts, Ltd.	19,273	1,805,302
Yum! Brands, Inc.	58,173	8,620,075
		229,338,323
Household durables – 0.3%
D.R. Horton, Inc.	54,684	7,049,861
Garmin, Ltd.	32,023	6,683,841
Lennar Corp., Class A	48,115	5,322,000
Mohawk Industries, Inc. (A)	10,921	1,144,958
NVR, Inc. (A)	611	4,512,638
PulteGroup, Inc.	42,750	4,508,415
		29,221,713
Leisure products – 0.0%
Hasbro, Inc.	27,335	2,017,870
Specialty retail – 1.7%
AutoZone, Inc. (A)	3,468	12,874,014
Best Buy Company, Inc.	40,732	2,734,339
CarMax, Inc. (A)	32,294	2,170,480
Lowe's Companies, Inc.	117,297	26,024,685
O'Reilly Automotive, Inc. (A)	180,510	16,269,366
Ross Stores, Inc.	69,157	8,823,050
The Home Depot, Inc.	207,055	75,914,645
The TJX Companies, Inc.	233,404	28,823,060
Tractor Supply Company	111,355	5,876,203
Ulta Beauty, Inc. (A)	9,821	4,594,460
Williams-Sonoma, Inc.	25,486	4,163,648
		188,267,950
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	31,669	3,264,124
Lululemon Athletica, Inc. (A)	23,546	5,594,059
NIKE, Inc., Class B	245,187	17,418,084
Ralph Lauren Corp.	8,383	2,299,289
Tapestry, Inc.	42,589	3,739,740
		32,315,296
		1,136,339,578
Consumer staples – 5.4%
Beverages – 1.1%
Brown-Forman Corp., Class B	37,964	1,021,611
Constellation Brands, Inc., Class A	32,544	5,294,258
Keurig Dr. Pepper, Inc.	284,045	9,390,528
Molson Coors Beverage Company, Class B	36,411	1,751,005
Monster Beverage Corp. (A)	145,961	9,142,997
PepsiCo, Inc.	285,995	37,762,780
The Coca-Cola Company	812,916	57,513,807
		121,876,986
Consumer staples distribution and retail – 1.9%
Costco Wholesale Corp.	92,360	91,430,858
Dollar General Corp.	45,842	5,243,408
Dollar Tree, Inc. (A)	42,127	4,172,258
Sysco Corp.	102,398	7,755,625
Target Corp.	96,029	9,473,261
The Kroger Company	128,370	9,207,980
Walgreens Boots Alliance, Inc.	149,593	1,717,328

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	902,502	$88,246,646
		217,247,364
Food products – 0.6%
Archer-Daniels-Midland Company	99,670	5,260,583
Bunge Global SA	26,444	2,122,924
Conagra Brands, Inc.	99,488	2,036,519
General Mills, Inc.	115,724	5,995,660
Hormel Foods Corp.	60,583	1,832,636
Kellanova	56,045	4,457,259
Lamb Weston Holdings, Inc.	29,725	1,541,241
McCormick & Company, Inc.	52,570	3,985,857
Mondelez International, Inc., Class A	269,249	18,158,153
The Campbell's Company	40,946	1,254,995
The Hershey Company	30,797	5,110,762
The J.M. Smucker Company	22,181	2,178,174
The Kraft Heinz Company	177,300	4,577,886
Tyson Foods, Inc., Class A	59,587	3,333,297
		61,845,946
Household products – 1.0%
Church & Dwight Company, Inc.	51,070	4,908,338
Colgate-Palmolive Company	168,094	15,279,745
Kimberly-Clark Corp.	69,516	8,962,003
The Clorox Company	25,803	3,098,166
The Procter & Gamble Company	491,593	78,320,597
		110,568,849
Personal care products – 0.1%
Kenvue, Inc.	399,658	8,364,842
The Estee Lauder Companies, Inc., Class A	48,660	3,931,728
		12,296,570
Tobacco – 0.7%
Altria Group, Inc.	353,289	20,713,334
Philip Morris International, Inc.	324,109	59,029,972
		79,743,306
		603,579,021
Energy – 2.9%
Energy equipment and services – 0.2%
Baker Hughes Company	206,269	7,908,353
Halliburton Company	183,126	3,732,108
Schlumberger, Ltd.	274,757	9,286,787
		20,927,248
Oil, gas and consumable fuels – 2.7%
APA Corp.	77,117	1,410,470
Chevron Corp.	338,963	48,536,112
ConocoPhillips	265,245	23,803,086
Coterra Energy, Inc.	153,548	3,897,048
Devon Energy Corp.	136,933	4,355,839
Diamondback Energy, Inc.	38,954	5,352,280
EOG Resources, Inc.	112,248	13,425,983
EQT Corp.	124,380	7,253,842
Expand Energy Corp.	47,917	5,603,414
Exxon Mobil Corp.	900,295	97,051,801
Hess Corp.	57,614	7,981,844
Kinder Morgan, Inc.	402,903	11,845,348
Marathon Petroleum Corp.	62,382	10,362,274
Occidental Petroleum Corp.	152,480	6,405,685
ONEOK, Inc.	128,815	10,515,168
Phillips 66	86,089	10,270,418
Targa Resources Corp.	45,456	7,912,980
Texas Pacific Land Corp.	3,927	4,148,444
The Williams Companies, Inc.	254,106	15,960,398
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	65,993	$8,870,779
		304,963,213
		325,890,461
Financials – 13.6%
Banks – 3.5%
Bank of America Corp.	1,367,181	64,695,005
Citigroup, Inc.	390,889	33,272,472
Citizens Financial Group, Inc.	91,865	4,110,959
Fifth Third Bancorp	139,777	5,749,028
Huntington Bancshares, Inc.	302,842	5,075,632
JPMorgan Chase & Co.	580,326	168,242,311
KeyCorp	206,629	3,599,477
M&T Bank Corp.	34,587	6,709,532
Regions Financial Corp.	189,455	4,455,982
The PNC Financial Services Group, Inc.	82,711	15,418,985
Truist Financial Corp.	271,873	11,687,820
U.S. Bancorp	325,193	14,714,983
Wells Fargo & Company	677,644	54,292,837
		392,025,023
Capital markets – 3.3%
Ameriprise Financial, Inc.	20,223	10,793,622
BlackRock, Inc.	30,348	31,842,639
Cboe Global Markets, Inc.	21,822	5,089,109
CME Group, Inc.	75,118	20,704,023
Coinbase Global, Inc., Class A (A)	44,050	15,439,085
FactSet Research Systems, Inc.	7,919	3,542,010
Franklin Resources, Inc.	64,405	1,536,059
Intercontinental Exchange, Inc.	119,689	21,959,341
Invesco, Ltd.	93,687	1,477,444
KKR & Company, Inc.	140,717	18,719,583
MarketAxess Holdings, Inc.	7,860	1,755,452
Moody's Corp.	32,049	16,075,458
Morgan Stanley	256,914	36,188,906
MSCI, Inc.	15,986	9,219,766
Nasdaq, Inc.	86,263	7,713,637
Northern Trust Corp.	41,319	5,238,836
Raymond James Financial, Inc.	38,141	5,849,685
S&P Global, Inc.	65,560	34,569,132
State Street Corp.	58,888	6,262,150
T. Rowe Price Group, Inc.	46,310	4,468,915
The Bank of New York Mellon Corp.	149,174	13,591,243
The Blackstone Group, Inc.	152,378	22,792,701
The Charles Schwab Corp.	354,798	32,371,770
The Goldman Sachs Group, Inc.	64,157	45,407,117
		372,607,683
Consumer finance – 0.6%
American Express Company	115,266	36,767,549
Capital One Financial Corp.	132,866	28,268,570
Synchrony Financial	81,160	5,416,618
		70,452,737
Financial services – 4.2%
Apollo Global Management, Inc.	93,177	13,219,021
Berkshire Hathaway, Inc., Class B (A)	383,359	186,224,301
Corpay, Inc. (A)	14,531	4,821,676
Fidelity National Information Services, Inc.	109,527	8,916,593
Fiserv, Inc. (A)	115,319	19,882,149
Global Payments, Inc.	51,009	4,082,760
Jack Henry & Associates, Inc.	15,208	2,740,025
Mastercard, Inc., Class A	169,686	95,353,351
PayPal Holdings, Inc. (A)	205,829	15,297,211

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	357,381	$126,888,124
		477,425,211
Insurance – 2.0%
Aflac, Inc.	102,374	10,796,362
American International Group, Inc.	123,270	10,550,679
Aon PLC, Class A	45,081	16,083,098
Arch Capital Group, Ltd.	78,111	7,112,007
Arthur J. Gallagher & Company	52,830	16,911,940
Assurant, Inc.	10,691	2,111,366
Brown & Brown, Inc.	49,475	5,485,293
Chubb, Ltd.	77,434	22,434,178
Cincinnati Financial Corp.	32,584	4,852,409
Erie Indemnity Company, Class A	5,199	1,802,961
Everest Group, Ltd.	8,959	3,044,716
Globe Life, Inc.	17,499	2,174,951
Loews Corp.	35,398	3,244,581
Marsh & McLennan Companies, Inc.	102,376	22,383,489
MetLife, Inc.	114,518	9,209,538
Principal Financial Group, Inc.	43,864	3,484,118
Prudential Financial, Inc.	74,209	7,973,015
The Allstate Corp.	55,199	11,112,111
The Hartford Insurance Group, Inc.	60,428	7,666,500
The Progressive Corp.	122,114	32,587,342
The Travelers Companies, Inc.	47,323	12,660,795
W.R. Berkley Corp.	62,754	4,610,536
Willis Towers Watson PLC	20,996	6,435,274
		224,727,259
		1,537,237,913
Health care – 9.0%
Biotechnology – 1.5%
AbbVie, Inc.	370,269	68,729,332
Amgen, Inc.	112,050	31,285,481
Biogen, Inc. (A)	30,376	3,814,922
Gilead Sciences, Inc.	259,788	28,802,696
Incyte Corp. (A)	33,331	2,269,841
Moderna, Inc. (A)	70,590	1,947,578
Regeneron Pharmaceuticals, Inc.	21,944	11,520,600
Vertex Pharmaceuticals, Inc. (A)	53,292	23,725,598
		172,096,048
Health care equipment and supplies – 2.2%
Abbott Laboratories	365,541	49,717,231
Align Technology, Inc. (A)	14,628	2,769,519
Baxter International, Inc.	106,434	3,222,822
Becton, Dickinson and Company	59,388	10,229,583
Boston Scientific Corp. (A)	307,223	32,998,822
DexCom, Inc. (A)	81,421	7,107,239
Edwards Lifesciences Corp. (A)	122,946	9,615,607
GE HealthCare Technologies, Inc.	95,236	7,054,131
Hologic, Inc. (A)	45,160	2,942,626
IDEXX Laboratories, Inc. (A)	17,069	9,154,787
Insulet Corp. (A)	14,622	4,593,940
Intuitive Surgical, Inc. (A)	75,283	40,909,535
Medtronic PLC	267,334	23,303,505
ResMed, Inc.	30,600	7,894,800
Solventum Corp. (A)	28,809	2,184,875
STERIS PLC	20,576	4,942,767
Stryker Corp.	71,519	28,295,062
The Cooper Companies, Inc. (A)	41,515	2,954,207
Zimmer Biomet Holdings, Inc.	41,498	3,785,033
		253,676,091
Health care providers and services – 1.7%
Cardinal Health, Inc.	50,448	8,475,264
Cencora, Inc.	35,804	10,735,829
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Centene Corp. (A)	101,859	$5,528,907
CVS Health Corp.	262,319	18,094,765
DaVita, Inc. (A)	9,405	1,339,742
Elevance Health, Inc.	46,940	18,257,782
HCA Healthcare, Inc.	35,784	13,708,850
Henry Schein, Inc. (A)	25,990	1,898,570
Humana, Inc.	25,100	6,136,448
Labcorp Holdings, Inc.	17,435	4,576,862
McKesson Corp.	26,080	19,110,902
Molina Healthcare, Inc. (A)	11,287	3,362,397
Quest Diagnostics, Inc.	23,266	4,179,272
The Cigna Group	55,283	18,275,454
UnitedHealth Group, Inc.	189,686	59,176,341
Universal Health Services, Inc., Class B	12,239	2,217,095
		195,074,480
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	59,894	7,068,091
Bio-Techne Corp.	33,121	1,704,075
Charles River Laboratories International, Inc. (A)	10,659	1,617,290
Danaher Corp.	133,046	26,281,907
IQVIA Holdings, Inc. (A)	34,684	5,465,852
Mettler-Toledo International, Inc. (A)	4,399	5,167,593
Revvity, Inc.	25,369	2,453,690
Thermo Fisher Scientific, Inc.	78,337	31,762,520
Waters Corp. (A)	12,377	4,320,068
West Pharmaceutical Services, Inc.	15,097	3,303,224
		89,144,310
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Company	422,779	19,570,440
Eli Lilly & Company	164,008	127,849,156
Johnson & Johnson	504,152	77,009,218
Merck & Company, Inc.	527,310	41,741,860
Pfizer, Inc.	1,181,300	28,634,712
Viatris, Inc.	248,808	2,221,855
Zoetis, Inc.	92,824	14,475,903
		311,503,144
		1,021,494,073
Industrials – 8.3%
Aerospace and defense – 2.1%
Axon Enterprise, Inc. (A)	15,101	12,502,722
General Dynamics Corp.	52,658	15,358,232
General Electric Company	223,361	57,490,888
Howmet Aerospace, Inc.	84,686	15,762,605
Huntington Ingalls Industries, Inc.	8,157	1,969,589
L3Harris Technologies, Inc.	39,537	9,917,461
Lockheed Martin Corp.	43,499	20,146,127
Northrop Grumman Corp.	28,141	14,069,937
RTX Corp.	277,454	40,513,833
Textron, Inc.	38,670	3,104,814
The Boeing Company (A)	158,506	33,211,762
TransDigm Group, Inc.	11,721	17,823,421
		241,871,391
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	24,640	2,364,208
Expeditors International of Washington, Inc.	29,178	3,333,587
FedEx Corp.	46,045	10,466,489
United Parcel Service, Inc., Class B	152,456	15,388,909
		31,553,193
Building products – 0.5%
A.O. Smith Corp.	24,829	1,628,038
Allegion PLC	18,121	2,611,599

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Builders FirstSource, Inc. (A)	23,990	$2,799,393
Carrier Global Corp.	167,695	12,273,597
Johnson Controls International PLC	136,833	14,452,301
Lennox International, Inc.	6,683	3,830,963
Masco Corp.	44,974	2,894,527
Trane Technologies PLC	46,907	20,517,591
		61,008,009
Commercial services and supplies – 0.5%
Cintas Corp.	71,459	15,926,067
Copart, Inc. (A)	182,744	8,967,248
Republic Services, Inc.	42,430	10,463,662
Rollins, Inc.	58,554	3,303,617
Veralto Corp.	51,552	5,204,174
Waste Management, Inc.	76,136	17,421,440
		61,286,208
Construction and engineering – 0.1%
Quanta Services, Inc.	30,770	11,633,522
Electrical equipment – 0.9%
AMETEK, Inc.	48,217	8,725,348
Eaton Corp. PLC	80,803	28,845,863
Emerson Electric Company	117,078	15,610,010
GE Vernova, Inc.	57,461	30,405,488
Generac Holdings, Inc. (A)	12,402	1,776,090
Hubbell, Inc.	11,189	4,569,699
Rockwell Automation, Inc.	23,534	7,817,289
		97,749,787
Ground transportation – 0.9%
CSX Corp.	385,599	12,582,095
JB Hunt Transport Services, Inc.	16,604	2,384,334
Norfolk Southern Corp.	47,160	12,071,545
Old Dominion Freight Line, Inc.	39,164	6,356,317
Uber Technologies, Inc. (A)	434,866	40,572,998
Union Pacific Corp.	125,529	28,881,712
		102,849,001
Industrial conglomerates – 0.4%
3M Company	113,515	17,281,524
Honeywell International, Inc.	133,165	31,011,465
		48,292,989
Machinery – 1.5%
Caterpillar, Inc.	97,959	38,028,663
Cummins, Inc.	28,596	9,365,190
Deere & Company	52,622	26,757,761
Dover Corp.	28,598	5,240,012
Fortive Corp.	69,661	3,631,428
IDEX Corp.	15,785	2,771,372
Illinois Tool Works, Inc.	55,234	13,656,607
Ingersoll Rand, Inc.	84,009	6,987,869
Nordson Corp.	11,324	2,427,526
Otis Worldwide Corp.	81,320	8,052,306
PACCAR, Inc.	109,292	10,389,298
Parker-Hannifin Corp.	26,832	18,741,347
Pentair PLC	34,443	3,535,918
Snap-on, Inc.	10,945	3,405,865
Stanley Black & Decker, Inc.	32,136	2,177,214
Wabtec Corp.	35,831	7,501,220
Xylem, Inc.	50,643	6,551,178
		169,220,774
Passenger airlines – 0.2%
Delta Air Lines, Inc.	133,642	6,572,514
Southwest Airlines Company	125,017	4,055,551
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
United Airlines Holdings, Inc. (A)	68,555	$5,459,035
		16,087,100
Professional services – 0.6%
Automatic Data Processing, Inc.	84,935	26,193,954
Broadridge Financial Solutions, Inc.	24,366	5,921,669
Dayforce, Inc. (A)	32,873	1,820,835
Equifax, Inc.	25,838	6,701,602
Jacobs Solutions, Inc.	25,900	3,404,555
Leidos Holdings, Inc.	27,814	4,387,937
Paychex, Inc.	66,769	9,712,219
Paycom Software, Inc.	9,214	2,132,120
Verisk Analytics, Inc.	29,436	9,169,314
		69,444,205
Trading companies and distributors – 0.3%
Fastenal Company	238,840	10,031,280
United Rentals, Inc.	13,679	10,305,759
W.W. Grainger, Inc.	9,238	9,609,737
		29,946,776
		940,942,955
Information technology – 32.1%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	215,332	22,030,617
Cisco Systems, Inc.	827,620	57,420,276
F5, Inc. (A)	12,110	3,564,215
Juniper Networks, Inc.	69,016	2,755,809
Motorola Solutions, Inc.	34,837	14,647,565
		100,418,482
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	251,313	24,817,159
CDW Corp.	27,779	4,961,052
Corning, Inc.	160,631	8,447,584
Jabil, Inc.	22,086	4,816,957
Keysight Technologies, Inc. (A)	36,176	5,927,799
Ralliant Corp. (A)	23,220	1,125,954
TE Connectivity PLC	62,361	10,518,430
Teledyne Technologies, Inc. (A)	9,714	4,976,579
Trimble, Inc. (A)	50,906	3,867,838
Zebra Technologies Corp., Class A (A)	10,752	3,315,487
		72,774,839
IT services – 1.1%
Accenture PLC, Class A	130,253	38,931,319
Akamai Technologies, Inc. (A)	31,315	2,497,684
Cognizant Technology Solutions Corp., Class A	103,356	8,064,869
EPAM Systems, Inc. (A)	11,824	2,090,720
Gartner, Inc. (A)	16,079	6,499,453
GoDaddy, Inc., Class A (A)	29,265	5,269,456
IBM Corp.	194,610	57,367,136
VeriSign, Inc.	17,228	4,975,446
		125,696,083
Semiconductors and semiconductor equipment – 12.4%
Advanced Micro Devices, Inc. (A)	338,279	48,001,790
Analog Devices, Inc.	103,495	24,633,880
Applied Materials, Inc.	168,759	30,894,710
Broadcom, Inc.	981,878	270,654,671
Enphase Energy, Inc. (A)	28,163	1,116,663
First Solar, Inc. (A)	22,317	3,694,356
Intel Corp.	899,057	20,138,877
KLA Corp.	27,604	24,726,007
Lam Research Corp.	268,213	26,107,853
Microchip Technology, Inc.	111,941	7,877,288
Micron Technology, Inc.	231,121	28,485,663

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	9,850	$7,204,093
NVIDIA Corp.	5,092,230	804,521,419
NXP Semiconductors NV	52,980	11,575,600
ON Semiconductor Corp. (A)	88,759	4,651,859
Qualcomm, Inc.	230,177	36,657,989
Skyworks Solutions, Inc.	33,293	2,480,994
Teradyne, Inc.	33,949	3,052,694
Texas Instruments, Inc.	190,154	39,479,773
		1,395,956,179
Software – 11.1%
Adobe, Inc. (A)	88,942	34,409,881
ANSYS, Inc. (A)	18,229	6,402,389
Autodesk, Inc. (A)	44,817	13,873,999
Cadence Design Systems, Inc. (A)	57,171	17,617,244
Crowdstrike Holdings, Inc., Class A (A)	52,330	26,652,192
Fair Isaac Corp. (A)	5,075	9,276,897
Fortinet, Inc. (A)	132,608	14,019,318
Gen Digital, Inc.	113,036	3,323,258
Intuit, Inc.	58,428	46,019,646
Microsoft Corp.	1,551,977	771,968,880
Oracle Corp.	340,243	74,387,327
Palantir Technologies, Inc., Class A (A)	444,322	60,569,975
Palo Alto Networks, Inc. (A)	137,773	28,193,867
PTC, Inc. (A)	25,041	4,315,566
Roper Technologies, Inc.	22,352	12,670,008
Salesforce, Inc.	199,281	54,341,936
ServiceNow, Inc. (A)	43,479	44,699,890
Synopsys, Inc. (A)	32,021	16,416,526
Tyler Technologies, Inc. (A)	8,922	5,289,318
Workday, Inc., Class A (A)	44,400	10,656,000
		1,255,104,117
Technology hardware, storage and peripherals – 6.0%
Apple, Inc.	3,118,509	639,824,492
Dell Technologies, Inc., Class C	64,029	7,849,955
Hewlett Packard Enterprise Company	270,711	5,536,040
HP, Inc.	193,926	4,743,430
NetApp, Inc.	42,688	4,548,406
Seagate Technology Holdings PLC	44,094	6,364,087
Super Micro Computer, Inc. (A)	104,974	5,144,776
Western Digital Corp.	72,064	4,611,375
		678,622,561
		3,628,572,261
Materials – 1.8%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	46,342	13,071,225
Albemarle Corp.	24,502	1,535,540
CF Industries Holdings, Inc.	36,275	3,337,300
Corteva, Inc.	143,268	10,677,764
Dow, Inc.	145,936	3,864,385
DuPont de Nemours, Inc.	87,124	5,975,835
Eastman Chemical Company	24,162	1,803,935
Ecolab, Inc.	52,533	14,154,492
International Flavors & Fragrances, Inc.	53,298	3,920,068
Linde PLC	97,979	45,969,787
LyondellBasell Industries NV, Class A	54,157	3,133,524
PPG Industries, Inc.	48,361	5,501,064
The Mosaic Company	66,214	2,415,487
The Sherwin-Williams Company	48,299	16,583,945
		131,944,351
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,740	6,993,750
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	27,528	$7,179,853
		14,173,603
Containers and packaging – 0.2%
Amcor PLC	480,100	4,412,119
Avery Dennison Corp.	16,748	2,938,772
Ball Corp.	52,746	2,958,523
International Paper Company	109,197	5,113,696
Packaging Corp. of America	18,588	3,502,909
Smurfit WestRock PLC	103,007	4,444,752
		23,370,771
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	299,531	12,984,669
Newmont Corp.	237,313	13,825,855
Nucor Corp.	48,947	6,340,594
Steel Dynamics, Inc.	29,514	3,778,087
		36,929,205
		206,417,930
Real estate – 2.0%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	32,422	2,354,810
Healthpeak Properties, Inc.	145,801	2,552,976
Ventas, Inc.	90,693	5,727,263
Welltower, Inc.	131,146	20,161,075
		30,796,124
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	145,714	2,238,167
Industrial REITs – 0.2%
Prologis, Inc.	193,064	20,294,888
Office REITs – 0.0%
BXP, Inc.	30,322	2,045,825
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	61,146	8,567,778
CoStar Group, Inc. (A)	87,979	7,073,512
		15,641,290
Residential REITs – 0.2%
AvalonBay Communities, Inc.	29,611	6,025,839
Camden Property Trust	22,238	2,506,000
Equity Residential	71,170	4,803,263
Essex Property Trust, Inc.	13,397	3,796,710
Invitation Homes, Inc.	118,760	3,895,328
Mid-America Apartment Communities, Inc.	24,364	3,606,116
UDR, Inc.	62,591	2,555,591
		27,188,847
Retail REITs – 0.3%
Federal Realty Investment Trust	15,940	1,514,141
Kimco Realty Corp.	140,515	2,953,625
Realty Income Corp.	191,614	11,038,883
Regency Centers Corp.	34,052	2,425,524
Simon Property Group, Inc.	63,931	10,277,548
		28,209,721
Specialized REITs – 0.9%
American Tower Corp.	97,408	21,529,116
Crown Castle, Inc.	90,593	9,306,619
Digital Realty Trust, Inc.	66,324	11,562,263
Equinix, Inc.	20,709	16,473,388
Extra Space Storage, Inc.	44,189	6,515,226
Iron Mountain, Inc.	61,173	6,274,515
Public Storage	32,852	9,639,434
SBA Communications Corp.	22,413	5,263,469
VICI Properties, Inc.	219,745	7,163,687

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Weyerhaeuser Company	151,457	$3,890,930
		97,618,647
		224,033,509
Utilities – 2.3%
Electric utilities – 1.5%
Alliant Energy Corp.	53,489	3,234,480
American Electric Power Company, Inc.	111,014	11,518,813
Constellation Energy Corp.	65,197	21,042,984
Duke Energy Corp.	161,026	19,001,068
Edison International	80,702	4,164,223
Entergy Corp.	95,916	7,972,538
Evergy, Inc.	47,939	3,304,435
Eversource Energy	76,377	4,859,105
Exelon Corp.	209,461	9,094,797
FirstEnergy Corp.	106,922	4,304,680
NextEra Energy, Inc.	428,663	29,757,785
NRG Energy, Inc.	42,225	6,780,491
PG&E Corp.	455,719	6,352,723
Pinnacle West Capital Corp.	23,701	2,120,528
PPL Corp.	153,832	5,213,366
The Southern Company	234,358	21,521,095
Xcel Energy, Inc.	119,702	8,151,706
		168,394,817
Gas utilities – 0.0%
Atmos Energy Corp.	32,359	4,986,845
Independent power and renewable electricity producers – 0.1%
The AES Corp.	148,216	1,559,232
Vistra Corp.	70,921	13,745,199
		15,304,431
Multi-utilities – 0.6%
Ameren Corp.	55,642	5,343,858
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	135,853	$4,991,239
CMS Energy Corp.	62,283	4,314,966
Consolidated Edison, Inc.	77,477	7,774,817
Dominion Energy, Inc.	175,103	9,896,822
DTE Energy Company	43,171	5,718,431
NiSource, Inc.	97,301	3,925,122
Public Service Enterprise Group, Inc.	103,856	8,742,598
Sempra	139,135	10,542,259
WEC Energy Group, Inc.	65,945	6,871,469
		68,121,581
Water utilities – 0.1%
American Water Works Company, Inc.	40,626	5,651,483
		262,459,157
TOTAL COMMON STOCKS (Cost $3,465,876,157)		$10,960,366,402
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 4.2596% (C)(D)	29,263,709	292,707,323
TOTAL SHORT-TERM INVESTMENTS (Cost $292,714,490)		$292,707,323
Total Investments (500 Index Trust) (Cost $3,758,590,647) – 99.6%		$11,253,073,725
Other assets and liabilities, net – 0.4%		47,757,518
TOTAL NET ASSETS – 100.0%		$11,300,831,243
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,309,810.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,128	Long	Sep 2025	$344,127,512	$352,711,500	$8,583,988
						$8,583,988

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	46,389,266	$1,209,368,178
TOTAL INVESTMENT COMPANIES (Cost $1,072,602,818)		$1,209,368,178
Total Investments (American Asset Allocation Trust) (Cost $1,072,602,818) - 100.0%		$1,209,368,178
Other assets and liabilities, net - (0.0%)		(35,774)
TOTAL NET ASSETS - 100.0%		$1,209,332,404
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,596,101	$200,508,297
TOTAL INVESTMENT COMPANIES (Cost $182,931,056)		$200,508,297
Total Investments (American Global Growth Trust) (Cost $182,931,056) - 100.0%		$200,508,297
Other assets and liabilities, net - (0.0%)		(24,830)
TOTAL NET ASSETS - 100.0%		$200,483,467

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,243,644	$1,064,172,000
TOTAL INVESTMENT COMPANIES (Cost $755,350,698)		$1,064,172,000
Total Investments (American Growth Trust) (Cost $755,350,698) - 100.0%		$1,064,172,000
Other assets and liabilities, net - (0.0%)		(37,555)
TOTAL NET ASSETS - 100.0%		$1,064,134,445
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	15,656,813	$976,985,134
TOTAL INVESTMENT COMPANIES (Cost $817,840,678)		$976,985,134
Total Investments (American Growth-Income Trust) (Cost $817,840,678) - 100.0%		$976,985,134
Other assets and liabilities, net - (0.0%)		(36,492)
TOTAL NET ASSETS - 100.0%		$976,948,642
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	18,493,352	$369,867,044
TOTAL INVESTMENT COMPANIES (Cost $345,021,764)		$369,867,044
Total Investments (American International Trust) (Cost $345,021,764) - 100.0%		$369,867,044
Other assets and liabilities, net - (0.0%)		(25,841)
TOTAL NET ASSETS - 100.0%		$369,841,203
Security Abbreviations and Legend
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 15.7%
Entertainment – 3.4%
Netflix, Inc. (A)	46,426	$62,170,449
Sea, Ltd., ADR (A)	62,109	9,933,713
		72,104,162
Interactive media and services – 11.3%
Alphabet, Inc., Class A	115,659	20,382,586
Alphabet, Inc., Class C	426,058	75,578,429
Meta Platforms, Inc., Class A	191,878	141,623,233
		237,584,248
Wireless telecommunication services – 1.0%
T-Mobile US, Inc.	88,710	21,136,045
		330,824,455
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 15.7%
Automobiles – 2.3%
Tesla, Inc. (A)	154,622	$49,117,225
Broadline retail – 7.1%
Amazon.com, Inc. (A)	684,954	150,272,058
Hotels, restaurants and leisure – 2.4%
Booking Holdings, Inc.	3,812	22,068,583
Chipotle Mexican Grill, Inc. (A)	298,656	16,769,534
DoorDash, Inc., Class A (A)	45,916	11,318,753
		50,156,870
Specialty retail – 3.9%
Carvana Company (A)	195,611	65,913,083
Ross Stores, Inc.	60,380	7,703,280
The TJX Companies, Inc.	69,471	8,578,974
		82,195,337
		331,741,490
Consumer staples – 0.8%
Food products – 0.2%
Mondelez International, Inc., Class A	67,352	4,542,219
Household products – 0.6%
Colgate-Palmolive Company	81,458	7,404,532
The Procter & Gamble Company	36,128	5,755,913
		13,160,445
		17,702,664
Energy – 0.2%
Energy equipment and services – 0.2%
Schlumberger, Ltd.	100,050	3,381,690
Financials – 8.7%
Capital markets – 1.5%
Morgan Stanley	62,629	8,821,921
S&P Global, Inc.	13,475	7,105,233
The Charles Schwab Corp.	83,194	7,590,621
The Goldman Sachs Group, Inc.	11,026	7,803,652
		31,321,427
Financial services – 5.9%
Adyen NV (A)(B)	2,252	4,135,881
Fiserv, Inc. (A)	23,646	4,076,807
Mastercard, Inc., Class A	89,183	50,115,495
Visa, Inc., Class A	188,444	66,907,042
		125,235,225
Insurance – 1.3%
Chubb, Ltd.	66,879	19,376,184
Marsh & McLennan Companies, Inc.	36,735	8,031,740
		27,407,924
		183,964,576
Health care – 6.7%
Health care equipment and supplies – 2.0%
Intuitive Surgical, Inc. (A)	58,594	31,840,566
Stryker Corp.	27,566	10,905,937
		42,746,503
Health care providers and services – 0.9%
Elevance Health, Inc.	11,240	4,371,910
UnitedHealth Group, Inc.	47,359	14,774,587
		19,146,497
Life sciences tools and services – 1.0%
Danaher Corp.	55,695	11,001,990

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	23,405	$9,489,791
		20,491,781
Pharmaceuticals – 2.8%
Eli Lilly & Company	76,667	59,764,227
		142,149,008
Industrials – 3.1%
Aerospace and defense – 2.0%
General Electric Company	134,902	34,722,426
TransDigm Group, Inc.	4,132	6,283,284
		41,005,710
Commercial services and supplies – 0.3%
Cintas Corp.	24,824	5,532,525
Veralto Corp.	13,388	1,351,519
		6,884,044
Electrical equipment – 0.6%
GE Vernova, Inc.	23,802	12,594,828
Ground transportation – 0.2%
Old Dominion Freight Line, Inc.	27,666	4,490,192
		64,974,774
Information technology – 46.9%
Electronic equipment, instruments and components – 0.4%
TE Connectivity PLC	47,492	8,010,476
IT services – 0.8%
Shopify, Inc., Class A (A)	139,105	16,045,762
Semiconductors and semiconductor equipment – 19.3%
ASML Holding NV, NYRS	22,343	17,905,457
Broadcom, Inc.	239,634	66,055,112
Monolithic Power Systems, Inc.	12,811	9,369,709
NVIDIA Corp.	1,877,916	296,691,945
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	46,481	10,527,482
Texas Instruments, Inc.	30,293	6,289,433
		406,839,138
Software – 18.7%
Confluent, Inc., Class A (A)	60,231	1,501,559
Crowdstrike Holdings, Inc., Class A (A)	16,958	8,636,879
Datadog, Inc., Class A (A)	23,427	3,146,949
Intuit, Inc.	19,690	15,508,435
Microsoft Corp.	586,348	291,655,359
Palantir Technologies, Inc., Class A (A)	22,000	2,999,040
Roper Technologies, Inc.	18,955	10,744,452
ServiceNow, Inc. (A)	42,867	44,070,705
Synopsys, Inc. (A)	32,365	16,592,888
		394,856,266
Technology hardware, storage and peripherals – 7.7%
Apple, Inc. (C)	796,134	163,342,813
		989,094,455
Materials – 0.7%
Chemicals – 0.7%
Linde PLC	16,351	7,671,562
The Sherwin-Williams Company	21,233	7,290,563
		14,962,125
Utilities – 0.9%
Electric utilities – 0.9%
Constellation Energy Corp.	58,379	18,842,406
TOTAL COMMON STOCKS (Cost $1,142,821,585)		$2,097,637,643
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
9.000%, (9.000% Cash or 12.000% PIK), 12/01/2028 (B)	$775,350	$795,252
11.000%, (11.000% Cash or 13.000% PIK), 06/01/2030 (B)	1,366,094	1,436,241
14.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,745,277	2,067,441
		4,298,934
TOTAL CORPORATE BONDS (Cost $4,283,689)		$4,298,934
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (D)	1,367,241	1,367,241
T. Rowe Price Government Reserve Fund, 4.3685% (D)	13,852,786	13,852,786
TOTAL SHORT-TERM INVESTMENTS (Cost $15,220,027)		$15,220,027
Total Investments (Blue Chip Growth Trust) (Cost $1,162,325,301) – 100.3%		$2,117,156,604
Other assets and liabilities, net – (0.3%)		(6,518,953)
TOTAL NET ASSETS – 100.0%		$2,110,637,651
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 60.5%
Communication services – 3.3%
Interactive media and services – 3.3%
Alphabet, Inc., Class A	41,015	$7,228,073
Meta Platforms, Inc., Class A	12,137	8,958,198
		16,186,271
Consumer discretionary – 6.4%
Broadline retail – 4.2%
Amazon.com, Inc. (A)(B)	93,221	20,451,755
Hotels, restaurants and leisure – 2.2%
Hilton Worldwide Holdings, Inc.	11,205	2,984,340
Starbucks Corp.	49,858	4,568,489
Yum! Brands, Inc. (A)	20,294	3,007,165
		10,559,994
		31,011,749
Consumer staples – 0.2%
Beverages – 0.2%
Keurig Dr. Pepper, Inc.	12,600	416,556

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	5,500	$726,220
		1,142,776
Energy – 1.5%
Oil, gas and consumable fuels – 1.5%
Canadian Natural Resources, Ltd.	223,859	7,029,173
Financials – 2.4%
Capital markets – 0.6%
Cboe Global Markets, Inc.	800	186,568
CME Group, Inc.	2,500	689,050
Intercontinental Exchange, Inc.	2,860	524,724
KKR & Company, Inc.	5,137	683,375
Morgan Stanley	5,653	796,282
		2,879,999
Financial services – 1.0%
Mastercard, Inc., Class A	3,487	1,959,485
Visa, Inc., Class A (A)	7,888	2,800,634
		4,760,119
Insurance – 0.8%
Aon PLC, Class A	1,400	499,464
Marsh & McLennan Companies, Inc.	1,500	327,960
Willis Towers Watson PLC	10,734	3,289,971
		4,117,395
		11,757,513
Health care – 12.1%
Biotechnology – 0.9%
AbbVie, Inc.	5,800	1,076,596
Alnylam Pharmaceuticals, Inc. (B)	4,354	1,419,796
Ascendis Pharma A/S, ADR (B)	2,206	380,756
Biogen, Inc. (B)	1,233	154,852
BioNTech SE, ADR (B)	6,776	721,441
Cytokinetics, Inc. (B)	17,744	586,262
		4,339,703
Health care equipment and supplies – 4.2%
Abbott Laboratories	38,446	5,229,040
Becton, Dickinson and Company (A)	75,659	13,032,263
GE HealthCare Technologies, Inc.	5,200	385,164
Hologic, Inc. (B)	23,895	1,556,998
		20,203,465
Health care providers and services – 2.6%
Cardinal Health, Inc.	3,730	626,640
Cencora, Inc.	2,700	809,595
McKesson Corp.	8,293	6,076,945
The Cigna Group	6,300	2,082,654
UnitedHealth Group, Inc.	10,066	3,140,290
		12,736,124
Life sciences tools and services – 3.5%
Avantor, Inc. (B)	51,290	690,363
Danaher Corp.	31,292	6,181,422
Revvity, Inc.	104,463	10,103,661
		16,975,446
Pharmaceuticals – 0.9%
Eli Lilly & Company	4,635	3,613,122
Johnson & Johnson	3,100	473,525
		4,086,647
		58,341,385
Industrials – 3.1%
Aerospace and defense – 1.0%
L3Harris Technologies, Inc.	700	175,588
Lockheed Martin Corp.	1,508	698,415
Northrop Grumman Corp.	1,600	799,968
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
RTX Corp. (A)	20,213	$2,951,502
		4,625,473
Commercial services and supplies – 0.6%
Veralto Corp.	21,562	2,176,684
Waste Management, Inc.	3,300	755,106
		2,931,790
Machinery – 0.9%
Fortive Corp.	34,954	1,822,152
Ingersoll Rand, Inc.	31,711	2,637,721
		4,459,873
Trading companies and distributors – 0.6%
Ferguson Enterprises, Inc.	12,493	2,720,351
		14,737,487
Information technology – 25.5%
Electronic equipment, instruments and components – 1.8%
Amphenol Corp., Class A	74,343	7,341,371
Ralliant Corp. (B)	11,392	552,414
Teledyne Technologies, Inc. (B)	1,372	702,889
		8,596,674
Semiconductors and semiconductor equipment – 5.9%
Advanced Micro Devices, Inc. (B)	59,576	8,453,834
Analog Devices, Inc.	7,700	1,832,754
ASML Holding NV, NYRS	1,393	1,116,336
NVIDIA Corp. (A)	108,468	17,136,859
		28,539,783
Software – 16.5%
ANSYS, Inc. (B)	212	74,459
Aurora Innovation, Inc. (B)(C)	953,067	4,994,071
Autodesk, Inc. (B)	15,567	4,819,076
Intuit, Inc.	6,591	5,191,269
Microsoft Corp.	64,483	32,074,482
PTC, Inc. (B)	63,261	10,902,401
Roper Technologies, Inc.	22,871	12,964,198
Salesforce, Inc.	9,546	2,603,099
Workday, Inc., Class A (B)	24,997	5,999,280
		79,622,335
Technology hardware, storage and peripherals – 1.3%
Apple, Inc. (A)	31,175	6,396,175
		123,154,967
Materials – 0.5%
Construction materials – 0.5%
Vulcan Materials Company	9,100	2,373,462
Real estate – 0.2%
Specialized REITs – 0.2%
American Tower Corp.	2,500	552,550
SBA Communications Corp.	1,500	352,260
		904,810
Utilities – 5.3%
Electric utilities – 0.2%
Alliant Energy Corp.	2,300	139,081
American Electric Power Company, Inc.	3,500	363,160
Duke Energy Corp.	2,000	236,000
Exelon Corp.	10,100	438,542
		1,176,783
Multi-utilities – 5.1%
Ameren Corp.	65,843	6,323,562
CenterPoint Energy, Inc.	221,070	8,122,112
DTE Energy Company	16,500	2,185,590
NiSource, Inc.	188,828	7,617,322

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	3,400	$354,280
		24,602,866
		25,779,649
TOTAL COMMON STOCKS (Cost $248,408,820)		$292,419,242
PREFERRED SECURITIES – 0.0%
Utilities – 0.0%
Multi-utilities – 0.0%
CMS Energy Corp., 5.875%	3,702	81,555
TOTAL PREFERRED SECURITIES (Cost $92,550)		$81,555
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.2%
U.S. Government – 14.2%
U.S. Treasury Notes
3.875%, 04/30/2030 to 06/30/2030	$17,786,000	17,855,323
4.000%, 02/28/2030 to 05/31/2030	50,167,000	50,649,120
		68,504,443
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $67,862,191)		$68,504,443
CORPORATE BONDS - 7.4%
Communication services - 0.6%
CCO Holdings LLC
5.125%, 05/01/2027 (D)	2,457,000	2,449,096
5.500%, 05/01/2026 (D)	163,000	162,940
Lamar Media Corp.
3.625%, 01/15/2031	50,000	46,202
3.750%, 02/15/2028	100,000	96,932
4.875%, 01/15/2029	50,000	49,426
		2,804,596
Consumer discretionary - 2.5%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	887,000	803,496
3.750%, 05/01/2029 (D)	762,000	730,464
4.000%, 05/01/2031 (D)	1,019,000	958,089
4.875%, 01/15/2030	698,000	694,861
5.750%, 05/01/2028 (D)	902,000	904,037
5.875%, 04/01/2029 (D)	355,000	362,588
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	212,000	211,762
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,053,000	1,050,029
Life Time, Inc. 6.000%, 11/15/2031 (D)	102,000	103,627
Service Corp. International
3.375%, 08/15/2030	100,000	91,913
4.625%, 12/15/2027	44,000	43,731
5.750%, 10/15/2032	255,000	257,600
Six Flags Entertainment Corp.
5.250%, 07/15/2029	259,000	253,637
5.375%, 04/15/2027	676,000	675,273
5.500%, 04/15/2027 (D)	697,000	695,498
6.500%, 10/01/2028	560,000	564,723
7.000%, 07/01/2025 (D)	136,000	136,000
Vail Resorts, Inc.
5.625%, 07/15/2030 (D)	147,000	147,000
6.500%, 05/15/2032 (D)	315,000	325,473
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	305,512
4.625%, 01/31/2032	902,000	868,421
4.750%, 01/15/2030 (D)	402,000	398,211
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
5.350%, 11/01/2043	$657,000	$627,436
5.375%, 04/01/2032	540,000	540,398
6.875%, 11/15/2037	414,000	445,193
		12,194,972
Financials - 2.1%
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	297,000	302,713
AssuredPartners, Inc. 7.500%, 02/15/2032 (D)	133,000	142,513
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	686,000	677,946
HUB International, Ltd.
5.625%, 12/01/2029 (D)	255,000	255,034
7.250%, 06/15/2030 (D)	4,324,000	4,518,731
7.375%, 01/31/2032 (D)	2,554,000	2,672,323
Ryan Specialty LLC
4.375%, 02/01/2030 (D)	135,000	130,572
5.875%, 08/01/2032 (D)	380,000	382,989
USI, Inc. 7.500%, 01/15/2032 (D)	1,079,000	1,138,517
		10,221,338
Health care - 0.6%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	700,000	662,761
4.625%, 07/15/2028 (D)	1,055,000	1,035,967
Hologic, Inc. 3.250%, 02/15/2029 (D)	93,000	88,625
IQVIA, Inc.
5.000%, 05/15/2027 (D)	436,000	434,528
6.500%, 05/15/2030 (D)	200,000	206,197
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	204,000	207,878
		2,635,956
Industrials - 0.8%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (D)	188,000	180,601
5.950%, 08/04/2033	278,000	285,371
Korn Ferry 4.625%, 12/15/2027 (D)	250,000	248,270
TransDigm, Inc.
4.625%, 01/15/2029	300,000	294,359
6.375%, 03/01/2029 (D)	1,193,000	1,223,948
6.625%, 03/01/2032 (D)	1,031,000	1,067,491
7.125%, 12/01/2031 (D)	622,000	651,681
		3,951,721
Information technology - 0.2%
Capstone Borrower, Inc. 8.000%, 06/15/2030 to 06/15/2030 (D)	220,000	228,999
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	22,673
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (D)	260,000	265,900
Fair Isaac Corp. 6.000%, 05/15/2033 (D)	191,000	192,751
PTC, Inc. 4.000%, 02/15/2028 (D)	280,000	272,143
Workday, Inc. 3.800%, 04/01/2032	215,000	202,026
		1,184,492
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	495,000	507,462

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate - 0.5%
Crown Castle, Inc. 4.900%, 09/01/2029	$227,000	$229,043
SBA Communications Corp.
3.125%, 02/01/2029	944,000	891,587
3.875%, 02/15/2027	860,000	846,757
VICI Properties LP 5.750%, 04/01/2034	233,000	238,185
		2,205,572
TOTAL CORPORATE BONDS (Cost $34,787,146)		$35,706,109
TERM LOANS (E) – 9.2%
Consumer discretionary – 0.9%
Four Seasons Hotels, Ltd., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 1.750%) 6.077%, 11/30/2029	68,788	69,132
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.069%, 11/08/2030	1,662,129	1,667,065
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.827%, 12/15/2027	971,547	971,207
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.827%, 03/27/2031	232,298	232,540
Varsity Brands, Inc., 2025 Term Loan (3 month CME Term SOFR + 3.500%) 7.830%, 08/26/2031	1,276,800	1,275,600
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 6.077%, 05/24/2030	269,141	270,053
		4,485,597
Financials – 3.4%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 01/30/2032	3,030,261	3,030,807
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.000%) 7.327%, 06/13/2031	2,855,904	2,858,703
CPI Holdco B LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 05/17/2031	945,000	943,819
CPI Holdco B LLC, 2025 Add on Term Loan B TBD 05/17/2031 (F)	245,000	244,143
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.770%, 06/20/2030	6,118,498	6,135,446
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 2.500%) 6.796%, 08/18/2028	295,370	295,984
Mariner Wealth Advisors LLC , 2025 Term Loan TBD 12/18/2030 (F)	412,000	412,857
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 6.546%, 09/29/2030	1,231,451	1,227,215
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.546%, 11/21/2029	1,222,080	1,219,599
		16,368,573
Health care – 0.5%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 8.191%, 12/23/2027	176,978	168,350
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Health care (continued)
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 7.816%, 12/23/2027		$54,914	51,870
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 7.077%, 02/15/2029		697,253	696,165
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.427%, 11/08/2027		6,183	6,204
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 8.327%, 01/21/2030		1,695,763	1,700,002
			2,622,591
Industrials – 1.1%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.429%, 10/21/2028	EUR	603,316	709,789
Filtration Group Corp., 2025 USD Term Loan B (1 month CME Term SOFR + 3.000%) 7.327%, 10/21/2028		$2,722,162	2,731,499
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.177%, 11/16/2026		92,181	92,220
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.046%, 08/24/2028		772,282	774,761
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.046%, 03/22/2030		1,173,089	1,177,007
			5,485,276
Information technology – 3.1%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.500%) 6.796%, 02/24/2031		5,356,933	5,377,022
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.796%, 02/23/2032		716,009	732,656
Ascend Learning LLC, 2025 Repriced Term Loan B TBD 12/11/2028 (F)		427,928	427,662
Azalea TopCo, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.577%, 04/30/2031		890,273	891,385
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 6.327%, 01/23/2032		414,598	414,548
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 7.327%, 10/09/2029		782,040	783,510
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 2.750%) 7.077%, 05/30/2031		1,271,650	1,274,206
Icon Parent, Inc., 2024 2nd Lien Term Loan (6 month CME Term SOFR + 5.000%) 9.205%, 11/12/2032		387,200	390,104
Icon Parent, Inc., 2024 Term Loan (6 month CME Term SOFR + 3.000%) 7.205%, 11/13/2031		1,189,120	1,190,095
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 10/27/2028		405,568	406,963
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.546%, 06/28/2030		290,414	291,140

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.577%, 04/16/2031	$1,001,053	999,181
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 7.311%, 02/10/2031	1,604,207	1,609,854
		14,788,326
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.080%, 01/25/2031	1,009,009	1,009,897
TOTAL TERM LOANS (Cost $44,623,508)		$44,760,260
ASSET-BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	326,180	$321,749
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	206,400	196,634
TOTAL ASSET-BACKED SECURITIES (Cost $529,894)		$518,383
SHORT-TERM INVESTMENTS – 9.4%
Short-term funds – 9.0%
John Hancock Collateral Trust, 4.2596% (G)(H)	239,532	2,395,895
T. Rowe Price Government Reserve Fund, 4.3685% (G)	41,009,457	41,009,457
		43,405,352
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-25 at 1.360% to be repurchased at $2,208,083 on 7-1-25, collateralized by $2,234,400 U.S. Treasury Notes, 4.000% due 12-15-27 (valued at $2,252,245)	$2,208,000	2,208,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,613,347)		$45,613,352
Total Investments (Capital Appreciation Value Trust) (Cost $441,917,456) – 100.8%		$487,603,344
Other assets and liabilities, net – (0.8%)		(3,828,093)
TOTAL NET ASSETS – 100.0%		$483,775,251
Capital Appreciation Value Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 6-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	45	4,500	$24,919	$(60,796)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	22	2,200	12,622	(12,481)
BOA	AbbVie, Inc.	USD	195.00	Jan 2026	30	3,000	21,360	(30,387)
BOA	AbbVie, Inc.	USD	210.00	Jan 2026	28	2,800	29,316	(14,546)
UBS	Alliant Energy Corp.	USD	67.50	Jul 2025	23	2,300	1,357	(2)
GSI	American Electric Power Company, Inc.	USD	110.00	Jan 2026	20	2,000	4,680	(6,548)
GSI	American Electric Power Company, Inc.	USD	115.00	Jan 2026	15	1,500	4,005	(2,742)
GSI	American Tower Corp.	USD	210.00	Jan 2026	10	1,000	10,590	(23,128)
GSI	American Tower Corp.	USD	210.00	Jan 2026	15	1,500	13,830	(34,692)
WFB	Aon PLC, Class A	USD	390.00	Dec 2025	7	700	16,359	(7,326)
WFB	Aon PLC, Class A	USD	430.00	Dec 2025	7	700	9,009	(1,639)
GSI	Becton, Dickinson and Company	USD	255.00	Sep 2025	10	1,000	4,385	(3)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	22	2,200	$17,710	$(73,520)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	15	1,500	12,600	(50,127)
BARC	Cboe Global Markets, Inc.	USD	230.00	Jan 2026	8	800	10,400	(15,782)
UBS	Cencora, Inc.	USD	260.00	Jan 2026	15	1,500	24,255	(76,766)
UBS	Cencora, Inc.	USD	270.00	Jan 2026	12	1,200	13,404	(51,926)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	76	7,600	10,754	(25,611)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	44	4,400	5,892	(14,828)
BARC	CME Group, Inc.	USD	250.00	Jan 2026	11	1,100	12,320	(39,297)
BARC	CME Group, Inc.	USD	270.00	Jan 2026	14	1,400	13,580	(30,304)
UBS	Danaher Corp.	USD	330.00	Jan 2026	25	2,500	40,441	(106)
WFB	DTE Energy Company	USD	135.00	Jul 2025	20	2,000	2,462	(1,509)
WFB	DTE Energy Company	USD	135.00	Jul 2025	19	1,900	3,166	(1,433)
UBS	Duke Energy Corp.	USD	120.00	Jan 2026	20	2,000	6,380	(11,262)
UBS	Exelon Corp.	USD	45.00	Jan 2026	76	7,600	6,308	(14,728)
UBS	Exelon Corp.	USD	47.00	Jan 2026	25	2,500	3,450	(2,919)
WFB	GE HealthCare Technologies, Inc.	USD	97.50	Jan 2026	27	2,700	13,725	(2,609)
WFB	GE HealthCare Technologies, Inc.	USD	100.00	Jan 2026	25	2,500	13,021	(1,830)
GSI	Intercontinental Exchange, Inc.	USD	165.00	Jan 2026	15	1,500	11,730	(38,278)
GSI	Intercontinental Exchange, Inc.	USD	185.00	Jan 2026	13	1,300	8,216	(15,013)
WFB	Johnson & Johnson	USD	170.00	Jan 2026	31	3,100	13,175	(6,682)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	25	2,500	3,560	(3,308)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	101	10,100	13,037	(13,365)
WFB	L3Harris Technologies, Inc.	USD	230.00	Dec 2025	7	700	10,479	(21,449)
BOA	Lockheed Martin Corp.	USD	500.00	Jan 2026	6	600	11,772	(11,594)
BOA	Lockheed Martin Corp.	USD	520.00	Jan 2026	9	900	31,383	(12,389)
BARC	Marsh & McLennan Companies, Inc.	USD	250.00	Dec 2025	15	1,500	12,975	(3,896)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	10	1,000	27,095	(33,899)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	5	500	14,226	(8,844)
GSI	McKesson Corp.	USD	660.00	Jan 2026	4	400	14,103	(44,264)
GSI	McKesson Corp.	USD	680.00	Jan 2026	3	300	12,429	(28,831)
CITI	Northrop Grumman Corp.	USD	530.00	Jan 2026	6	600	12,612	(15,150)
CITI	Northrop Grumman Corp.	USD	560.00	Jan 2026	10	1,000	24,120	(15,341)
CITI	PepsiCo, Inc.	USD	160.00	Jan 2026	25	2,500	10,425	(4,616)
CITI	PepsiCo, Inc.	USD	165.00	Jan 2026	30	3,000	15,060	(4,065)
GSI	RTX Corp.	USD	140.00	Jan 2026	6	600	3,584	(8,827)
GSI	RTX Corp.	USD	140.00	Jan 2026	31	3,100	24,764	(45,604)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	8	800	7,176	(15,887)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	7	700	6,804	(13,901)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	22	2,200	15,774	(1,994)
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	15	1,500	21,086	(38,189)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	17	1,700	26,364	(20,895)
JPM	Waste Management, Inc.	USD	230.00	Jan 2026	25	2,500	24,925	(35,667)
JPM	Waste Management, Inc.	USD	250.00	Jan 2026	8	800	7,056	(4,381)
JPM	WEC Energy Group, Inc.	USD	110.00	Dec 2025	21	2,100	4,137	(5,920)
JPM	WEC Energy Group, Inc.	USD	115.00	Dec 2025	13	1,300	2,535	(1,880)
UBS	Willis Towers Watson PLC	USD	360.00	Jul 2025	9	900	2,909	(53)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	17	1,700	4,503	(20,257)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	23	2,300	10,773	(10,623)
							$771,087	$(1,113,909)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 87.3%
Brazil - 9.9%
Embraer SA	19,300	$273,563
Hypera SA	771,700	3,861,980
Itau Unibanco Holding SA, ADR	373,691	2,537,362
Localiza Rent a Car SA	522,700	3,898,291
Rede D'Or Sao Luiz SA (A)	659,200	4,297,521
Sendas Distribuidora SA	2,371,200	4,914,268
Suzano SA	25,100	236,582
TIM SA	952,100	3,864,056
		23,883,623
Chile - 0.4%
Cencosud SA	69,707	237,189
Sociedad Quimica y Minera de Chile SA, ADR (B)(C)	17,977	634,049
		871,238
China - 26.0%
AAC Technologies Holdings, Inc.	47,500	247,135
Alibaba Group Holding, Ltd.	295,700	4,185,911
Angel Yeast Company, Ltd., Class A	141,700	695,712
BYD Company, Ltd., H Shares	224,000	3,487,685
Central China Management Company, Ltd. (B)(D)	113,732	1,434
China Dili Group (B)(D)	190,600	11,218
China Feihe, Ltd. (A)	645,000	470,490
China Huiyuan Juice Group, Ltd. (B)(D)	212,500	0
China Jushi Company, Ltd., Class A	767,917	1,221,506
China Mengniu Dairy Company, Ltd.	90,000	185,510
China Taifeng Beddings Holdings, Ltd. (B)(D)	204,000	0
China Zhongwang Holdings, Ltd. (B)(D)	196,800	0
Contemporary Amperex Technology Company, Ltd., Class A	33,404	1,177,569
CT Environmental Group, Ltd. (B)(D)	164,000	0
Goldwind Science & Technology Company, Ltd., H Shares	959,000	913,459
Hangzhou Chang Chuan Technology Company, Ltd., Class A	41,900	262,882
Hongda Xingye Company, Ltd., Class A (B)(D)	28,900	2,339
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	121,800	474,207
J&T Global Express, Ltd. (B)	3,630,600	3,144,202
JD Logistics, Inc. (A)(B)	74,800	125,752
JD.com, Inc., ADR	7,136	232,919
JD.com, Inc., Class A	14,350	234,368
Lenovo Group, Ltd.	202,000	244,055
Luzhou Laojiao Company, Ltd., Class A	15,200	240,731
Muyuan Foods Company, Ltd., Class A	785,689	4,608,993
Ningbo Deye Technology Company, Ltd., Class A	57,049	419,451
Pharmaron Beijing Company, Ltd., H Shares (A)	330,600	699,408
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	826,053	1,968,171
Quectel Wireless Solutions Company, Ltd., Class A	132,800	1,590,536
Qunxing Paper Holdings Company, Ltd. (B)(D)	634,371	0
Silergy Corp.	35,000	426,343
STO Express Company, Ltd., Class A	148,900	222,188
Sunny Optical Technology Group Company, Ltd.	28,200	250,458
Sunwoda Electronic Company, Ltd., Class A	93,100	260,953
Tencent Holdings, Ltd.	184,500	11,888,374
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tencent Holdings, Ltd., ADR	32,879	$2,120,696
Tenwow International Holdings, Ltd. (B)(D)	121,000	0
Tingyi Cayman Islands Holding Corp.	1,398,000	2,052,292
Tongcheng Travel Holdings, Ltd.	1,432,400	3,582,344
Tongwei Company, Ltd., Class A (B)	107,500	251,418
Wens Foodstuff Group Company, Ltd., Class A	337,911	805,856
Wuliangye Yibin Company, Ltd., Class A	14,000	232,420
WuXi AppTec Company, Ltd., Class A	252,000	2,447,717
WuXi AppTec Company, Ltd., H Shares (A)(C)	599,900	6,035,217
Yifeng Pharmacy Chain Company, Ltd., Class A	676,694	2,312,760
Yunnan Baiyao Group Company, Ltd., Class A	17,180	133,804
Yunnan Yuntianhua Company, Ltd., Class A	655,700	2,011,010
Zhejiang Glass Company, Ltd., H Shares (B)(D)	162,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	121,800	221,930
Zhejiang NHU Company, Ltd., Class A	72,432	215,055
		62,316,478
Greece - 0.5%
Hellenic Telecommunications Organization SA	49,291	937,274
OPAP SA	15,414	349,525
		1,286,799
Hong Kong - 3.7%
Anxin-China Holdings, Ltd. (B)(D)	1,648,000	0
Cathay Pacific Airways, Ltd.	719,000	980,855
CECEP COSTIN New Materials Group, Ltd. (B)(D)	348,000	0
China Fiber Optic Network System Group, Ltd. (B)(D)	150,800	0
China Lumena New Materials Corp. (B)(D)	50,900	0
Geely Automobile Holdings, Ltd.	1,675,000	3,419,016
Hua Han Health Industry Holdings, Ltd. (B)(D)	880,000	0
Mingyuan Medicare Development Company, Ltd. (B)(D)	1,300,000	0
WH Group, Ltd. (A)	4,600,000	4,433,443
		8,833,314
India - 3.6%
Bharti Airtel, Ltd.	78,405	1,837,308
Chambal Fertilisers & Chemicals, Ltd.	94,253	621,969
Chennai Super Kings Cricket, Ltd. (B)(D)	207,315	5,439
Reliance Industries, Ltd.	205,378	3,593,098
Steel Authority of India, Ltd.	766,106	1,178,551
UPL, Ltd.	162,304	1,251,493
UPL, Ltd., Partly Paid Shares (B)	40,883	205,483
		8,693,341
Indonesia - 0.0%
Bakrie Telecom Tbk PT (B)(D)	17,557,300	0
Sri Rejeki Isman Tbk PT (B)(D)	1,260,900	11,339
Suryainti Permata Tbk PT (B)(D)	1,446,000	0
Truba Alam Manunggal Engineering PT (B)(D)	11,991,500	0
Waskita Karya Persero Tbk PT (B)(D)	596,656	4,454
		15,793

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel - 0.6%
ICL Group, Ltd.	92,805	$637,131
ICL Group, Ltd. (New York Stock Exchange) (C)	110,863	762,737
		1,399,868
Luxembourg - 3.4%
Millicom International Cellular SA	129,313	4,845,358
Zabka Group SA (B)(C)	535,080	3,216,045
		8,061,403
Malaysia - 0.1%
AMMB Holdings BHD	187,700	227,419
Mexico - 5.6%
Alpek SAB de CV	628,900	343,868
America Movil SAB de CV, ADR	14,303	256,596
America Movil SAB de CV, Series B	678,100	607,108
Arca Continental SAB de CV	18,900	200,236
Cemex SAB de CV, ADR	343,082	2,377,558
Coca-Cola Femsa SAB de CV, ADR	6,294	608,819
Fibra Uno Administracion SA de CV	1,293,400	1,787,993
Genomma Lab Internacional SAB de CV, Class B	212,800	231,915
Gruma SAB de CV, Class B	13,630	235,076
Grupo Comercial Chedraui SA de CV	78,800	623,992
Grupo Financiero Banorte SAB de CV, Series O	389,000	3,569,608
Grupo KUO SAB de CV, Series B	42,698	100,121
Kimberly-Clark de Mexico SAB de CV, Class A	672,800	1,233,410
Organizacion Soriana SAB de CV, Series B (B)	178,000	265,418
Prologis Property Mexico SA de CV	193,600	729,953
Vista Energy SAB de CV, ADR (B)	4,576	218,779
		13,390,450
Peru - 0.5%
Credicorp, Ltd.	5,443	1,216,619
Philippines - 0.0%
Philtown Properties, Inc. (B)(D)	3,844	0
Phoenix Petroleum Philippines, Inc. (B)(D)	22,200	1,315
PNB Holdings Corp. (B)(D)	10,246	58
		1,373
Russia - 0.0%
Gazprom PJSC, ADR (B)(D)	196,506	0
LUKOIL PJSC, ADR (B)(D)	16,379	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (B)(D)	1,686	0
RusHydro PJSC, ADR (B)(D)	52,278	0
VTB Bank PJSC, GDR (B)(D)	86,297	0
		0
Saudi Arabia - 2.5%
Al Rajhi Bank	145,709	3,675,196
Riyad Bank	259,451	1,987,541
SABIC Agri-Nutrients Company	9,236	264,085
		5,926,822
Singapore - 1.7%
DBS Group Holdings, Ltd.	20,600	727,222
Oversea-Chinese Banking Corp., Ltd.	19,000	243,643
Singapore Airlines, Ltd.	567,200	3,110,951
		4,081,816
South Africa - 0.4%
Vodacom Group, Ltd.	124,725	966,420
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea - 13.4%
Coway Company, Ltd.	20,810	$1,487,048
Dahaam E-Tec Company, Ltd. (B)(D)	2,630	68,011
Hana Financial Group, Inc.	73,748	4,697,599
Hankook Tire & Technology Company, Ltd.	8,123	238,646
Hyundai Mobis Company, Ltd.	31,444	6,670,788
Hyundai Rotem Company, Ltd.	18,104	2,627,175
Jeil Savings Bank (B)(D)	1,820	0
Korea Electric Power Corp.	34,301	991,203
Korean Air Lines Company, Ltd.	29,176	492,873
KT Corp.	56,523	2,313,552
KT Corp., ADR	119,140	2,475,729
NAVER Corp.	1,636	317,686
Orion Corp.	3,958	318,474
Samsung Electro-Mechanics Company, Ltd.	8,665	860,916
Samsung Electronics Company, Ltd.	123,013	5,439,832
Samsung Electronics Company, Ltd., GDR (A)	2,081	2,298,641
Samsung Fire & Marine Insurance Company, Ltd.	2,964	950,369
		32,248,542
Taiwan - 9.1%
Eva Airways Corp.	174,000	237,499
Formosa Plastics Corp.	385,000	459,414
Globalwafers Company, Ltd.	22,000	227,059
Nan Ya Plastics Corp.	470,000	439,117
Nanya Technology Corp. (B)	1,570,000	2,751,495
Prodisc Technology, Inc. (B)(D)	762,000	0
Taiwan Kolin Company, Ltd. (B)(D)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	339,000	12,397,007
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	12,802	2,899,525
Tripod Technology Corp.	216,000	1,832,482
Wintek Corp. (B)(D)	543,000	0
WT Microelectronics Company, Ltd.	150,000	660,266
		21,903,864
Thailand - 0.8%
Cal-Comp Electronics Thailand PCL	145,292	24,475
Com7 PCL, NVDR	1,005,700	573,165
CP ALL PCL, NVDR	149,300	202,221
Indorama Ventures PCL, NVDR	1,884,600	1,177,948
Polyplex Thailand PCL	14,000	4,285
Star Petroleum Refining PCL	100,000	15,538
		1,997,632
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,846	0
Uzel Makina Sanayii AS (B)(D)	22,930	0
		0
United Arab Emirates - 2.4%
Abu Dhabi Commercial Bank PJSC	596,112	2,188,043
Abu Dhabi Islamic Bank PJSC	389,893	2,282,735
Emaar Properties PJSC	338,739	1,256,599
		5,727,377
United Kingdom - 0.9%
Hikma Pharmaceuticals PLC	24,639	672,372
Pepco Group NV	262,519	1,580,560
		2,252,932

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 1.8%
Monolithic Power Systems, Inc.	2,503	$1,830,644
The Mosaic Company	69,329	2,529,122
		4,359,766
TOTAL COMMON STOCKS (Cost $189,298,365)		$209,662,889
PREFERRED SECURITIES - 4.6%
Brazil - 1.7%
Itau Unibanco Holding SA	592,900	4,032,257
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	3,402
South Korea - 2.9%
Samsung Electronics Company, Ltd.	189,982	6,969,472
TOTAL PREFERRED SECURITIES (Cost $10,079,114)		$11,005,131
SHORT-TERM INVESTMENTS - 7.3%
Short-term funds - 7.3%
Fidelity Government Portfolio, Institutional Class, 4.2300% (E)	10,231,688	10,231,688
John Hancock Collateral Trust, 4.2596% (E)(F)	729,589	7,297,642
TOTAL SHORT-TERM INVESTMENTS (Cost $17,529,299)		$17,529,330
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $216,906,778) - 99.2%		$238,197,350
Other assets and liabilities, net - 0.8%		1,983,904
TOTAL NET ASSETS - 100.0%		$240,181,254
Disciplined Value Emerging Markets Equity Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Jeronimo Martins SGPS SA	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	2,141,175	Dec 2027	HSBC	—	$312,380	$312,380
								—	$312,380	$312,380

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
EUR	Euro
Derivatives Abbreviations
ESTR	Euro Short-Term Rate
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Austria - 0.6%
ANDRITZ AG	23,762	$1,769,745
Bermuda - 2.4%
Everest Group, Ltd.	5,152	1,750,907
Hiscox, Ltd.	315,247	5,441,333
		7,192,240
Canada - 7.0%
Allied Gold Corp. (A)	142,927	1,918,638
Cenovus Energy, Inc.	285,160	3,880,312
Hammond Power Solutions, Inc. (B)	9,196	847,038
Kinross Gold Corp.	64,470	1,007,470
MEG Energy Corp.	149,045	2,816,176
Nutrien, Ltd.	78,271	4,560,899
Sandstorm Gold, Ltd.	154,750	1,455,735
Teck Resources, Ltd., Class B	117,534	4,753,147
		21,239,415
China - 2.0%
Alibaba Group Holding, Ltd.	421,800	5,970,975
Denmark - 2.2%
Danske Bank A/S	163,547	6,679,881
Finland - 1.7%
Nordea Bank ABP (Nasdaq Stockholm Exchange)	341,104	5,067,449
France - 10.5%
BNP Paribas SA	17,287	1,550,677
Bureau Veritas SA	121,255	4,138,722
Capgemini SE	29,339	5,023,918
Eiffage SA	15,964	2,243,160
Eurazeo SE	24,550	1,755,151
Ipsen SA	13,188	1,570,930
Rexel SA	37,004	1,141,305
Sanofi SA	32,541	3,150,424
SPIE SA	98,034	5,512,514
Vallourec SACA	304,731	5,621,150
		31,707,951
Germany - 1.9%
Evonik Industries AG	59,952	1,238,526
Infineon Technologies AG	36,465	1,556,039
Siemens AG	11,648	2,991,893
		5,786,458
Hong Kong - 2.2%
CK Hutchison Holdings, Ltd.	312,000	1,921,196
Prudential PLC	388,386	4,861,119
		6,782,315
India - 1.2%
HDFC Bank, Ltd., ADR	45,683	3,502,516
Ireland - 1.1%
AIB Group PLC	399,448	3,296,592
Italy - 4.4%
Enel SpA	607,672	5,767,252
Iveco Group NV	156,784	3,087,595
Saipem SpA	1,625,704	4,444,360
		13,299,207
Japan - 14.9%
Asahi Group Holdings, Ltd.	208,200	2,783,038
Fuji Electric Company, Ltd.	79,400	3,656,520
Hitachi, Ltd.	89,000	2,586,725
IHI Corp.	20,700	2,238,988
Kyocera Corp.	205,700	2,470,530
Mitsubishi Chemical Group Corp.	422,100	2,218,567
Mitsubishi Electric Corp.	178,400	3,837,200
Mitsubishi UFJ Financial Group, Inc.	47,000	640,779
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sony Group Corp.	147,200	$3,827,245
Sugi Holdings Company, Ltd.	127,800	2,921,529
Sumitomo Mitsui Financial Group, Inc.	149,800	3,772,107
Suzuken Company, Ltd.	64,000	2,314,068
Suzuki Motor Corp.	275,500	3,321,491
Tokyo Electron, Ltd.	27,500	5,266,507
Toyo Suisan Kaisha, Ltd.	23,300	1,548,683
Toyo Tire Corp.	72,600	1,537,738
		44,941,715
Luxembourg - 1.0%
Millicom International Cellular SA	76,767	2,876,459
Mexico - 2.2%
America Movil SAB de CV, ADR	122,033	2,189,272
Coca-Cola Femsa SAB de CV, ADR	46,840	4,530,833
		6,720,105
Netherlands - 5.6%
Euronext NV (C)	39,224	6,720,733
Heineken NV	80,947	7,062,062
Prosus NV (A)	58,136	3,261,814
		17,044,609
Norway - 0.7%
Norsk Hydro ASA	388,607	2,225,319
South Korea - 8.3%
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	9,275	2,504,628
KB Financial Group, Inc.	30,042	2,468,740
KT Corp.	82,529	3,378,008
KT Corp., ADR	101,043	2,099,674
NAVER Corp.	35,507	6,894,921
Samsung Electronics Company, Ltd.	106,973	4,730,518
Samsung Fire & Marine Insurance Company, Ltd.	9,236	2,961,407
		25,037,896
Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA	345,966	5,327,292
Banco Santander SA	579,755	4,800,892
		10,128,184
Switzerland - 3.5%
Novartis AG	35,511	4,310,222
Sandoz Group AG	116,172	6,366,618
		10,676,840
United Kingdom - 19.6%
AstraZeneca PLC	35,556	4,948,284
Babcock International Group PLC	349,286	5,501,211
BAE Systems PLC	346,357	8,988,931
Barratt Redrow PLC	417,877	2,616,734
Beazley PLC	232,704	2,987,914
Endeavour Mining PLC	76,337	2,353,876
Hikma Pharmaceuticals PLC	134,754	3,677,293
HSBC Holdings PLC	201,306	2,435,027
IMI PLC	109,530	3,151,732
Informa PLC	212,279	2,350,176
NatWest Group PLC	187,801	1,318,914
Nomad Foods, Ltd.	206,251	3,504,204
Shell PLC	196,457	6,854,271
The Weir Group PLC	251,746	8,609,611
		59,298,178
United States - 0.8%
CRH PLC (London Stock Exchange)	26,321	2,429,677
TOTAL COMMON STOCKS (Cost $248,124,138)		$293,673,726

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
Fidelity Government Portfolio, Institutional Class, 4.2300% (D)	5,641,359	$5,641,359
John Hancock Collateral Trust, 4.2596% (D)(E)	4,614	46,150
TOTAL SHORT-TERM INVESTMENTS (Cost $5,687,509)		$5,687,509
Total Investments (Disciplined Value International Trust) (Cost $253,811,647) - 99.0%		$299,361,235
Other assets and liabilities, net - 1.0%		3,110,156
TOTAL NET ASSETS - 100.0%		$302,471,391
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 5.9%
Diversified telecommunication services – 0.4%
AT&T, Inc.	39,383	$1,139,744
Verizon Communications, Inc.	47,890	2,072,200
		3,211,944
Entertainment – 1.1%
The Walt Disney Company	73,087	9,063,519
Interactive media and services – 2.7%
Alphabet, Inc., Class A	56,338	9,928,446
Alphabet, Inc., Class C	43,718	7,755,136
Meta Platforms, Inc., Class A	6,324	4,667,681
		22,351,263
Media – 1.7%
Comcast Corp., Class A	132,191	4,717,897
News Corp., Class A	299,466	8,900,130
		13,618,027
		48,244,753
Consumer discretionary – 3.9%
Broadline retail – 1.6%
Amazon.com, Inc. (A)	62,272	13,661,854
Hotels, restaurants and leisure – 1.1%
Las Vegas Sands Corp.	203,355	8,847,976
Leisure products – 0.4%
Mattel, Inc. (A)	170,673	3,365,672
Specialty retail – 0.8%
The Home Depot, Inc.	17,588	6,448,464
		32,323,966
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 8.8%
Beverages – 0.1%
Keurig Dr. Pepper, Inc.	21,009	$694,558
Consumer staples distribution and retail – 0.9%
Dollar General Corp.	20,134	2,302,927
Walmart, Inc.	51,627	5,048,088
		7,351,015
Food products – 1.1%
Conagra Brands, Inc.	121,501	2,487,125
Tyson Foods, Inc., Class A	111,018	6,210,347
		8,697,472
Household products – 3.9%
Colgate-Palmolive Company	100,514	9,136,723
Kimberly-Clark Corp.	108,498	13,987,563
The Procter & Gamble Company	54,746	8,722,133
		31,846,419
Personal care products – 1.3%
Kenvue, Inc.	533,257	11,161,069
Tobacco – 1.5%
Philip Morris International, Inc.	70,061	12,760,210
		72,510,743
Energy – 8.7%
Energy equipment and services – 0.7%
Schlumberger, Ltd.	161,383	5,454,745
Oil, gas and consumable fuels – 8.0%
Chevron Corp.	14,260	2,041,889
ConocoPhillips	119,042	10,682,829
EOG Resources, Inc.	26,004	3,110,338
EQT Corp.	81,067	4,727,827
Expand Energy Corp.	38,229	4,470,499
Exxon Mobil Corp.	99,550	10,731,490
Hess Corp.	19,172	2,656,089
Phillips 66	29,589	3,529,968
South Bow Corp. (B)	136,012	3,530,769
TC Energy Corp. (B)	71,079	3,467,944
The Williams Companies, Inc.	79,618	5,000,807
TotalEnergies SE	174,411	10,660,467
TotalEnergies SE, ADR	29,915	1,836,482
		66,447,398
		71,902,143
Financials – 22.8%
Banks – 9.4%
Bank of America Corp.	187,834	8,888,305
Citigroup, Inc.	166,490	14,171,629
Fifth Third Bancorp	194,099	7,983,292
Huntington Bancshares, Inc.	488,721	8,190,964
JPMorgan Chase & Co.	53,421	15,487,282
U.S. Bancorp	163,234	7,386,339
Wells Fargo & Company	191,544	15,346,505
		77,454,316
Capital markets – 2.7%
Morgan Stanley	13,494	1,900,765
State Street Corp.	38,771	4,122,908
The Charles Schwab Corp.	171,061	15,607,606
		21,631,279
Financial services – 3.2%
Apollo Global Management, Inc.	15,201	2,156,566
Corebridge Financial, Inc.	100,035	3,551,243
Equitable Holdings, Inc.	226,470	12,704,967
Fiserv, Inc. (A)	41,161	7,096,568

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Global Payments, Inc.	12,794	$1,024,032
		26,533,376
Insurance – 7.5%
American International Group, Inc.	113,954	9,753,323
Chubb, Ltd.	43,591	12,629,185
Loews Corp.	87,972	8,063,514
MetLife, Inc.	219,442	17,647,526
The Allstate Corp.	23,715	4,774,067
The Hartford Insurance Group, Inc.	72,283	9,170,544
		62,038,159
		187,657,130
Health care – 12.7%
Biotechnology – 0.3%
Biogen, Inc. (A)	16,193	2,033,679
Health care equipment and supplies – 3.5%
Becton, Dickinson and Company	64,874	11,174,541
Medtronic PLC	75,774	6,605,220
Zimmer Biomet Holdings, Inc.	118,536	10,811,669
		28,591,430
Health care providers and services – 5.2%
Cardinal Health, Inc.	4,829	811,272
CVS Health Corp.	155,301	10,712,663
Elevance Health, Inc.	38,358	14,919,728
Humana, Inc.	4,143	1,012,881
The Cigna Group	27,398	9,057,231
UnitedHealth Group, Inc.	20,425	6,371,987
		42,885,762
Life sciences tools and services – 0.4%
Thermo Fisher Scientific, Inc.	8,710	3,531,557
Pharmaceuticals – 3.3%
AstraZeneca PLC, ADR	68,530	4,788,876
Bristol-Myers Squibb Company	67,815	3,139,156
Johnson & Johnson	24,240	3,702,660
Merck & Company, Inc.	63,649	5,038,455
Sanofi SA	35,705	3,456,735
Sanofi SA, ADR	39,223	1,894,863
Viatris, Inc.	622,311	5,557,237
		27,577,982
		104,620,410
Industrials – 13.0%
Aerospace and defense – 4.4%
General Electric Company	41,058	10,567,919
L3Harris Technologies, Inc.	57,136	14,331,994
The Boeing Company (A)	53,608	11,232,484
		36,132,397
Air freight and logistics – 0.8%
United Parcel Service, Inc., Class B	66,205	6,682,733
Electrical equipment – 0.6%
Rockwell Automation, Inc.	16,206	5,383,147
Ground transportation – 1.6%
CSX Corp.	240,981	7,863,210
Norfolk Southern Corp.	20,274	5,189,536
		13,052,746
Industrial conglomerates – 1.6%
3M Company	15,092	2,297,606
Siemens AG	41,374	10,627,257
		12,924,863
Machinery – 2.8%
AGCO Corp.	34,312	3,539,626
Cummins, Inc.	14,882	4,873,855
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	101,734	$5,303,393
Stanley Black & Decker, Inc.	136,035	9,216,371
		22,933,245
Passenger airlines – 1.0%
Southwest Airlines Company	264,003	8,564,257
Trading companies and distributors – 0.2%
Ferguson Enterprises, Inc.	6,713	1,461,756
		107,135,144
Information technology – 9.0%
Electronic equipment, instruments and components – 0.4%
Ralliant Corp. (A)	33,911	1,644,361
TE Connectivity PLC	11,037	1,861,611
		3,505,972
IT services – 0.8%
Accenture PLC, Class A	23,219	6,939,927
Semiconductors and semiconductor equipment – 4.5%
Advanced Micro Devices, Inc. (A)	27,274	3,870,181
Applied Materials, Inc.	30,505	5,584,550
Intel Corp.	130,725	2,928,240
Qualcomm, Inc.	101,691	16,195,309
Texas Instruments, Inc.	40,704	8,450,964
		37,029,244
Software – 2.4%
Adobe, Inc. (A)	5,980	2,313,542
Microsoft Corp.	17,671	8,789,732
Salesforce, Inc.	33,131	9,034,492
		20,137,766
Technology hardware, storage and peripherals – 0.9%
Samsung Electronics Company, Ltd.	158,218	6,996,654
		74,609,563
Materials – 3.0%
Chemicals – 1.4%
CF Industries Holdings, Inc.	123,824	11,391,808
Containers and packaging – 1.3%
International Paper Company	230,735	10,805,320
Paper and forest products – 0.3%
West Fraser Timber Company, Ltd. (B)	38,940	2,854,302
		25,051,430
Real estate – 3.6%
Industrial REITs – 0.5%
Rexford Industrial Realty, Inc.	118,539	4,216,432
Residential REITs – 1.6%
Equity Residential	178,448	12,043,456
Sun Communities, Inc.	11,505	1,455,267
		13,498,723
Specialized REITs – 1.5%
Rayonier, Inc.	178,816	3,966,139
Weyerhaeuser Company	321,556	8,260,774
		12,226,913
		29,942,068
Utilities – 5.8%
Electric utilities – 3.0%
NextEra Energy, Inc.	74,137	5,146,591
PG&E Corp.	31,380	437,437
The Southern Company	184,260	16,920,596
Xcel Energy, Inc.	26,401	1,797,908
		24,302,532
Multi-utilities – 2.8%
Ameren Corp.	106,549	10,232,966

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	107,522	$6,077,143
Sempra	91,274	6,915,831
		23,225,940
		47,528,472
TOTAL COMMON STOCKS (Cost $662,200,491)		$801,525,822
PREFERRED SECURITIES – 1.2%
Consumer discretionary – 0.5%
Automobiles – 0.5%
Volkswagen AG	36,020	3,807,801
Industrials – 0.5%
Aerospace and defense – 0.5%
The Boeing Company, 6.000%	59,174	4,023,832
Utilities – 0.2%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926%	38,327	1,523,115
TOTAL PREFERRED SECURITIES (Cost $9,431,711)		$9,354,748
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 4.2596% (C)(D)	812,074	8,122,685
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (C)	3,010,431	3,010,431
T. Rowe Price Government Reserve Fund, 4.3685% (C)	6,364,968	6,364,968
TOTAL SHORT-TERM INVESTMENTS (Cost $17,498,026)		$17,498,084
Total Investments (Equity Income Trust) (Cost $689,130,228) – 100.5%		$828,378,654
Other assets and liabilities, net – (0.5%)		(3,744,658)
TOTAL NET ASSETS – 100.0%		$824,633,996
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Financials – 96.4%
Banks – 35.7%
American Business Bank	26,976	$1,150,257
Bank of America Corp.	104,933	4,965,430
Bank of Ireland Group PLC	98,445	1,402,854
CaixaBank SA	156,301	1,354,319
Citigroup, Inc.	63,505	5,405,546
Coastal Financial Corp. (A)	8,138	788,328
Dime Community Bancshares, Inc.	36,527	984,037
East West Bancorp, Inc.	7,936	801,377
JPMorgan Chase & Co.	18,018	5,223,598
M&T Bank Corp.	26,116	5,066,243
Old National Bancorp	109,581	2,338,459
Pinnacle Financial Partners, Inc.	28,160	3,109,146
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	20,704	$2,281,788
Renasant Corp.	20,285	728,840
Sumitomo Mitsui Trust Group, Inc.	77,800	2,069,280
Synovus Financial Corp.	62,030	3,210,053
Washington Trust Bancorp, Inc.	22,318	631,153
Wells Fargo & Company	78,452	6,285,572
Zions Bancorp NA	37,332	1,939,024
		49,735,304
Capital markets – 24.8%
Ameriprise Financial, Inc.	5,206	2,778,598
Ares Management Corp., Class A	16,512	2,859,878
CME Group, Inc.	14,508	3,998,695
GCM Grosvenor, Inc., Class A	36,752	424,853
KKR & Company, Inc.	26,955	3,585,824
Marex Group PLC	43,916	1,733,365
Morgan Stanley	25,434	3,582,633
Nasdaq, Inc.	56,238	5,028,802
Partners Group Holding AG	2,481	3,245,958
The Goldman Sachs Group, Inc.	6,276	4,441,839
Tradeweb Markets, Inc., Class A	19,580	2,866,512
		34,546,957
Consumer finance – 1.6%
American Express Company	6,933	2,211,488
Financial services – 9.9%
Equitable Holdings, Inc.	46,097	2,586,042
Fiserv, Inc. (A)	13,181	2,272,536
Mastercard, Inc., Class A	6,078	3,415,471
PayPal Holdings, Inc. (A)	24,131	1,793,416
Visa, Inc., Class A	10,269	3,646,008
		13,713,473
Insurance – 24.4%
American Integrity Insurance Group, Inc. (A)	56,277	1,034,934
American International Group, Inc.	16,696	1,429,011
Arthur J. Gallagher & Company	10,509	3,364,141
Bowhead Specialty Holdings, Inc. (A)	21,591	810,310
Chubb, Ltd.	8,351	2,419,452
MetLife, Inc.	33,433	2,688,682
NN Group NV	41,887	2,787,125
Palomar Holdings, Inc. (A)	19,081	2,943,244
Reinsurance Group of America, Inc.	8,491	1,684,275
Skyward Specialty Insurance Group, Inc. (A)	45,516	2,630,370
The Allstate Corp.	19,820	3,989,964
The Hartford Insurance Group, Inc.	12,475	1,582,703
The Progressive Corp.	11,538	3,079,031
Unum Group	42,808	3,457,174
		33,900,416
		134,107,638
Real estate – 0.7%
Specialized REITs – 0.7%
Digital Realty Trust, Inc.	5,537	965,265
TOTAL COMMON STOCKS (Cost $105,172,067)		$135,072,903

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 4.2596% (B)(C)	391,696	$3,917,901
TOTAL SHORT-TERM INVESTMENTS (Cost $3,917,866)		$3,917,901
Total Investments (Financial Industries Trust) (Cost $109,089,933) – 99.9%		$138,990,804
Other assets and liabilities, net – 0.1%		107,178
TOTAL NET ASSETS – 100.0%		$139,097,982
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 9.7%
Entertainment – 3.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	628,687	$65,697,792
Warner Brothers Discovery, Inc. (A)	2,627,265	30,108,457
		95,806,249
Interactive media and services – 5.9%
Alphabet, Inc., Class A	712,808	125,618,154
CarGurus, Inc. (A)	654,655	21,911,303
		147,529,457
		243,335,706
Consumer discretionary – 22.3%
Automobile components – 1.9%
Fox Factory Holding Corp. (A)	394,327	10,228,842
Mobileye Global, Inc., Class A (A)	2,046,711	36,799,864
		47,028,706
Broadline retail – 8.4%
Amazon.com, Inc. (A)	954,427	209,391,738
Hotels, restaurants and leisure – 2.3%
Las Vegas Sands Corp.	580,419	25,254,031
Vail Resorts, Inc.	210,682	33,104,463
		58,358,494
Household durables – 3.4%
Lennar Corp., Class A	760,085	84,073,002
Specialty retail – 5.2%
Avolta AG (A)	534,167	29,096,658
CarMax, Inc. (A)	557,453	37,466,416
Group 1 Automotive, Inc.	146,821	64,118,199
		130,681,273
Textiles, apparel and luxury goods – 1.1%
Canada Goose Holdings, Inc. (A)	2,072,911	23,195,874
Salvatore Ferragamo SpA (A)	666,003	3,929,274
		27,125,148
		556,658,361
Consumer staples – 3.7%
Beverages – 2.1%
Anheuser-Busch InBev SA/NV, ADR	520,800	35,789,376
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Diageo PLC, ADR	156,602	$15,791,746
		51,581,122
Food products – 1.6%
Post Holdings, Inc. (A)	368,840	40,214,625
		91,795,747
Energy – 5.1%
Oil, gas and consumable fuels – 5.1%
Cheniere Energy, Inc.	409,852	99,807,159
Suncor Energy, Inc.	753,400	28,214,830
		128,021,989
Financials – 13.1%
Banks – 3.6%
First Hawaiian, Inc.	3,594,456	89,717,622
Capital markets – 9.5%
KKR & Company, Inc.	712,995	94,849,725
Morgan Stanley	403,425	56,826,446
S&P Global, Inc.	78,925	41,616,363
The Goldman Sachs Group, Inc.	63,880	45,211,070
		238,503,604
		328,221,226
Health care – 10.2%
Health care equipment and supplies – 3.3%
Hologic, Inc. (A)	1,270,518	82,786,953
Health care providers and services – 3.3%
Elevance Health, Inc.	139,975	54,444,676
McKesson Corp.	36,900	27,039,582
		81,484,258
Life sciences tools and services – 3.2%
Avantor, Inc. (A)	2,778,648	37,400,602
Thermo Fisher Scientific, Inc.	106,961	43,368,407
		80,769,009
Pharmaceuticals – 0.4%
Elanco Animal Health, Inc. (A)	721,201	10,298,750
		255,338,970
Industrials – 3.4%
Electrical equipment – 1.2%
Regal Rexnord Corp.	206,110	29,877,706
Trading companies and distributors – 2.2%
United Rentals, Inc.	72,841	54,878,409
		84,756,115
Information technology – 30.0%
Semiconductors and semiconductor equipment – 10.6%
Analog Devices, Inc.	286,647	68,227,719
NVIDIA Corp.	1,020,402	161,213,312
Texas Instruments, Inc.	166,133	34,492,533
		263,933,564
Software – 14.3%
Adobe, Inc. (A)	119,664	46,295,608
Autodesk, Inc. (A)	104,849	32,458,105
Microsoft Corp.	62,018	30,848,373
Oracle Corp.	258,986	56,622,109
Roper Technologies, Inc.	51,387	29,128,207
Salesforce, Inc.	238,075	64,920,672
Workday, Inc., Class A (A)	410,992	98,638,080
		358,911,154
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	480,689	98,622,962

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Samsung Electronics Company, Ltd.	642,050	$28,392,481
		127,015,443
		749,860,161
Real estate – 2.1%
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	1,771,481	9,743,146
Specialized REITs – 1.7%
Crown Castle, Inc.	317,034	32,568,903
Millrose Properties, Inc., Class A	367,725	10,483,840
		43,052,743
		52,795,889
TOTAL COMMON STOCKS (Cost $1,609,520,681)		$2,490,784,164
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.2596% (B)(C)	99,883	999,072
TOTAL SHORT-TERM INVESTMENTS (Cost $999,077)		$999,072
Total Investments (Fundamental All Cap Core Trust) (Cost $1,610,519,758) – 99.7%		$2,491,783,236
Other assets and liabilities, net – 0.3%		8,278,524
TOTAL NET ASSETS – 100.0%		$2,500,061,760
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 7.3%
Interactive media and services – 3.4%
Alphabet, Inc., Class A	103,060	$18,162,264
Meta Platforms, Inc., Class A	12,961	9,566,384
		27,728,648
Media – 3.9%
Charter Communications, Inc., Class A (A)	18,020	7,366,756
Comcast Corp., Class A	696,066	24,842,596
		32,209,352
		59,938,000
Consumer discretionary – 6.8%
Automobile components – 1.1%
Mobileye Global, Inc., Class A (A)	481,790	8,662,584
Broadline retail – 1.1%
eBay, Inc.	120,924	9,004,001
Hotels, restaurants and leisure – 1.6%
Vail Resorts, Inc.	82,612	12,980,824
Household durables – 2.4%
Lennar Corp., Class A	179,804	19,888,120
Specialty retail – 0.6%
CarMax, Inc. (A)	67,916	4,564,634
		55,100,163
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 8.8%
Beverages – 3.1%
Anheuser-Busch InBev SA/NV, ADR	174,341	$11,980,714
Heineken Holding NV	108,171	8,071,684
PepsiCo, Inc.	38,771	5,119,323
		25,171,721
Consumer staples distribution and retail – 3.3%
Walmart, Inc.	275,475	26,935,946
Food products – 2.4%
Danone SA	101,117	8,273,730
Post Holdings, Inc. (A)	106,333	11,593,487
		19,867,217
		71,974,884
Energy – 7.7%
Oil, gas and consumable fuels – 7.7%
Cheniere Energy, Inc.	170,680	41,563,994
Chevron Corp.	64,693	9,263,391
Suncor Energy, Inc.	329,177	12,327,679
		63,155,064
Financials – 18.4%
Banks – 6.0%
Bank of America Corp.	357,392	16,911,789
Citigroup, Inc.	143,048	12,176,246
JPMorgan Chase & Co.	34,358	9,960,728
Wells Fargo & Company	119,501	9,574,420
		48,623,183
Capital markets – 11.8%
KKR & Company, Inc.	171,385	22,799,347
Morgan Stanley	61,390	8,647,395
Nasdaq, Inc.	375,945	33,617,002
State Street Corp.	194,868	20,722,263
The Goldman Sachs Group, Inc.	14,626	10,351,552
		96,137,559
Consumer finance – 0.6%
American Express Company	16,246	5,182,149
		149,942,891
Health care – 19.6%
Biotechnology – 2.1%
Gilead Sciences, Inc.	122,791	13,613,838
Moderna, Inc. (A)	142,763	3,938,831
		17,552,669
Health care equipment and supplies – 3.1%
Hologic, Inc. (A)	382,975	24,954,651
Health care providers and services – 4.1%
Elevance Health, Inc.	85,652	33,315,201
Life sciences tools and services – 2.3%
Avantor, Inc. (A)	844,553	11,367,683
Danaher Corp.	39,580	7,818,633
		19,186,316
Pharmaceuticals – 8.0%
Elanco Animal Health, Inc. (A)	1,511,663	21,586,548
GSK PLC, ADR	491,575	18,876,480
Haleon PLC, ADR	809,804	8,397,667
Merck & Company, Inc.	69,932	5,535,817
Novartis AG, ADR	89,758	10,861,616
		65,258,128
		160,266,965
Industrials – 12.0%
Aerospace and defense – 4.1%
Airbus SE	47,502	9,937,450

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
L3Harris Technologies, Inc.	55,663	$13,962,507
RTX Corp.	65,850	9,615,417
		33,515,374
Air freight and logistics – 0.9%
FedEx Corp.	31,667	7,198,226
Electrical equipment – 0.6%
Sensata Technologies Holding PLC	162,252	4,885,408
Machinery – 3.6%
Fortive Corp.	248,175	12,937,363
Parker-Hannifin Corp.	22,921	16,009,631
		28,946,994
Trading companies and distributors – 2.8%
United Rentals, Inc.	30,657	23,096,984
		97,642,986
Information technology – 14.6%
Electronic equipment, instruments and components – 1.7%
Ralliant Corp. (A)	82,725	4,011,335
Vontier Corp.	267,201	9,859,717
		13,871,052
IT services – 0.8%
Cognizant Technology Solutions Corp., Class A	87,741	6,846,430
Semiconductors and semiconductor equipment – 1.3%
Analog Devices, Inc.	19,312	4,596,642
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,497	5,548,326
		10,144,968
Software – 8.8%
Adobe, Inc. (A)	23,837	9,222,059
Microsoft Corp.	54,683	27,199,871
Oracle Corp.	162,434	35,512,945
		71,934,875
Technology hardware, storage and peripherals – 2.0%
Samsung Electronics Company, Ltd.	362,218	16,017,861
		118,815,186
Materials – 0.8%
Chemicals – 0.8%
LyondellBasell Industries NV, Class A	112,398	6,503,348
Real estate – 3.5%
Specialized REITs – 3.5%
Crown Castle, Inc.	277,576	28,515,382
TOTAL COMMON STOCKS (Cost $592,237,585)		$811,854,869
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 4.2596% (C)(D)	421,639	4,217,401
TOTAL SHORT-TERM INVESTMENTS (Cost $4,217,545)		$4,217,401
Total Investments (Fundamental Large Cap Value Trust) (Cost $596,455,133) – 100.0%		$816,072,270
Other assets and liabilities, net – (0.0%)		(44,905)
TOTAL NET ASSETS – 100.0%		$816,027,365
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust (continued)
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Belgium - 2.0%
Anheuser-Busch InBev SA/NV	84,814	$5,835,251
Denmark - 1.0%
DSV A/S	12,847	3,081,407
France - 7.2%
Air Liquide SA	20,138	4,152,487
LVMH Moet Hennessy Louis Vuitton SE	6,385	3,341,790
Publicis Groupe SA	40,123	4,531,695
Sanofi SA	47,694	4,617,446
TotalEnergies SE	77,741	4,751,749
		21,395,167
Germany - 2.6%
Deutsche Bank AG	104,385	3,094,546
Heidelberg Materials AG	20,366	4,796,138
		7,890,684
Hong Kong - 1.0%
Prudential PLC	248,597	3,111,491
Ireland - 5.5%
Accenture PLC, Class A	13,723	4,101,667
Medtronic PLC	84,738	7,386,611
Ryanair Holdings PLC, ADR	85,709	4,942,838
		16,431,116
Japan - 8.3%
Asahi Group Holdings, Ltd.	442,000	5,908,274
Seven & i Holdings Company, Ltd.	196,100	3,156,291
Sony Group Corp.	252,800	6,572,877
Sumitomo Mitsui Financial Group, Inc.	126,300	3,180,354
Sumitomo Mitsui Trust Group, Inc.	218,400	5,808,878
		24,626,674
Netherlands - 4.0%
ING Groep NV	352,712	7,730,651
Koninklijke Ahold Delhaize NV	99,616	4,160,615
		11,891,266
Switzerland - 3.4%
Chubb, Ltd.	20,176	5,845,391
SGS SA	41,916	4,255,967
		10,101,358
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Company, Ltd.	154,000	5,631,679
United Kingdom - 2.1%
Haleon PLC	1,191,238	6,122,502
United States - 57.4%
3M Company	19,084	2,905,348
Alphabet, Inc., Class A	18,385	3,239,989
Analog Devices, Inc.	15,325	3,647,657
Apple, Inc.	13,876	2,846,939
Arthur J. Gallagher & Company	8,985	2,876,278
AutoZone, Inc. (A)	1,899	7,049,525
Bank of America Corp.	126,130	5,968,472
Cheniere Energy, Inc.	25,664	6,249,697
Citigroup, Inc.	63,550	5,409,376
Comcast Corp., Class A	87,118	3,109,241
ConocoPhillips	61,154	5,487,960

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
CRH PLC	63,381	$5,818,376
CSX Corp.	149,133	4,866,210
Darden Restaurants, Inc.	20,308	4,426,535
DuPont de Nemours, Inc.	52,442	3,596,997
Elevance Health, Inc.	6,609	2,570,637
Emerson Electric Company	44,954	5,993,717
GE HealthCare Technologies, Inc.	55,364	4,100,811
Honeywell International, Inc.	12,782	2,976,672
Intercontinental Exchange, Inc.	32,153	5,899,111
L3Harris Technologies, Inc.	28,829	7,231,466
Lennar Corp., Class A	24,498	2,709,724
Lowe's Companies, Inc.	25,244	5,600,886
McKesson Corp.	10,226	7,493,408
Microsoft Corp.	24,086	11,980,618
Oracle Corp.	24,398	5,334,135
Philip Morris International, Inc.	47,475	8,646,622
Starbucks Corp.	33,438	3,063,924
The Walt Disney Company	38,582	4,784,554
T-Mobile US, Inc.	18,050	4,300,593
TransUnion	54,603	4,805,064
United Rentals, Inc.	4,648	3,501,803
Waste Management, Inc.	14,939	3,418,342
Wells Fargo & Company	109,025	8,735,083
		170,645,770
TOTAL COMMON STOCKS (Cost $236,292,657)		$286,764,365
PREFERRED SECURITIES - 2.1%
South Korea - 2.1%
Samsung Electronics Company, Ltd.	173,636	6,369,820
TOTAL PREFERRED SECURITIES (Cost $7,756,781)		$6,369,820
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
Federated Government Obligations Fund, Institutional Class, 4.1686% (C)	1,119,785	1,119,785
TOTAL SHORT-TERM INVESTMENTS (Cost $1,119,785)		$1,119,785
Total Investments (Global Equity Trust) (Cost $245,169,223) - 98.9%		$294,253,970
Other assets and liabilities, net - 1.1%		3,217,545
TOTAL NET ASSETS - 100.0%		$297,471,515
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Financials – 0.2%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,298	$173,574
Insurance – 0.1%
Oscar Health, Inc., Class A (A)	12,852	275,547
		449,121
Health care – 99.2%
Biotechnology – 38.2%
AbbVie, Inc.	20,752	3,851,986
ACADIA Pharmaceuticals, Inc. (A)	5,100	110,007
Agios Pharmaceuticals, Inc. (A)	21,152	703,516
Akero Therapeutics, Inc. (A)	22,529	1,202,147
Alector, Inc. (A)	73,204	102,486
Alkermes PLC (A)	28,133	804,885
Allogene Therapeutics, Inc. (A)	81,376	91,955
Alnylam Pharmaceuticals, Inc. (A)	19,364	6,314,407
Amgen, Inc.	1,573	439,197
Annexon, Inc. (A)	22,109	53,062
Apogee Therapeutics, Inc. (A)	13,302	577,706
Arcellx, Inc. (A)	9,687	637,889
Argenx SE, ADR (A)	13,002	7,166,962
Ascendis Pharma A/S, ADR (A)	13,535	2,336,141
Aura Biosciences, Inc. (A)	10,426	65,267
Avidity Biosciences, Inc. (A)	47,552	1,350,477
Beam Therapeutics, Inc. (A)	24,279	412,986
BeOne Medicines, Ltd. (A)	157,998	2,988,853
BeOne Medicines, Ltd., ADR (A)	360	87,145
Bicara Therapeutics, Inc. (A)	31,071	288,650
Bicycle Therapeutics PLC, ADR (A)	25,602	177,934
Biohaven, Ltd. (A)	39,446	556,583
Blueprint Medicines Corp. (A)	9,602	1,230,784
Cabaletta Bio, Inc. (A)	9,787	14,876
Cargo Therapeutics, Inc. (A)	6,153	25,350
Caris Life Sciences, Inc. (A)	5,439	145,330
Celldex Therapeutics, Inc. (A)	17,861	363,471
Centessa Pharmaceuticals PLC, ADR (A)	69,050	907,317
CG Oncology, Inc. (A)	26,067	677,742
Climb Bio, Inc. (A)	9,200	11,408
Crinetics Pharmaceuticals, Inc. (A)	22,567	649,027
Cytokinetics, Inc. (A)	9,735	321,644
Denali Therapeutics, Inc. (A)	53,705	751,333
Disc Medicine, Inc. (A)	7,393	391,533
Entrada Therapeutics, Inc. (A)	11,625	78,120
Exact Sciences Corp. (A)	20,421	1,085,172
Generation Bio Company (A)	37,692	12,065
Gilead Sciences, Inc.	46,984	5,209,116
Heron Therapeutics, Inc. (A)	43,200	89,424
Ideaya Biosciences, Inc. (A)	8,737	183,652
Immunocore Holdings PLC, ADR (A)	18,135	569,076
Immunome, Inc. (A)	56,594	526,324
Insmed, Inc. (A)	46,148	4,644,335
Ionis Pharmaceuticals, Inc. (A)	13,309	525,839
Iovance Biotherapeutics, Inc. (A)	31,687	54,502
Janux Therapeutics, Inc. (A)	10,117	233,703
Krystal Biotech, Inc. (A)	2,868	394,235
Kymera Therapeutics, Inc. (A)	28,002	1,222,007
Kyverna Therapeutics, Inc. (A)	27,613	84,772
Legend Biotech Corp., ADR (A)	13,773	488,804
Lyell Immunopharma, Inc. (A)	6,196	54,773
Madrigal Pharmaceuticals, Inc. (A)	3,063	926,986
Merus NV (A)	10,580	556,508
Metsera, Inc. (A)	10,966	311,983
Monte Rosa Therapeutics, Inc. (A)	29,932	134,993
MoonLake Immunotherapeutics (A)	22,471	1,060,631
Natera, Inc. (A)	11,288	1,906,995

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (A)	12,357	$1,553,151
Nuvalent, Inc., Class A (A)	7,847	598,726
ORIC Pharmaceuticals, Inc. (A)	25,630	260,145
Oruka Therapeutics, Inc.	13,401	150,225
Praxis Precision Medicines, Inc. (A)	8,966	377,020
Prelude Therapeutics, Inc. (A)	17,428	14,106
Protagonist Therapeutics, Inc. (A)	15,241	842,370
Regeneron Pharmaceuticals, Inc.	4,418	2,319,450
Relay Therapeutics, Inc. (A)	32,881	113,768
Replimune Group, Inc. (A)	47,161	438,126
REVOLUTION Medicines, Inc. (A)	28,063	1,032,438
Rhythm Pharmaceuticals, Inc. (A)	7,936	501,476
Rocket Pharmaceuticals, Inc. (A)	23,535	57,661
Roivant Sciences, Ltd. (A)	18,400	207,368
Sana Biotechnology, Inc. (A)	54,773	149,530
Scholar Rock Holding Corp. (A)	39,504	1,399,232
Sensorion SA (A)	182,870	67,344
Sionna Therapeutics, Inc. (A)	7,726	134,046
Soleno Therapeutics, Inc. (A)	12,538	1,050,434
Spyre Therapeutics, Inc. (A)	13,120	196,406
Summit Therapeutics, Inc. (A)	57,081	1,214,684
Ultragenyx Pharmaceutical, Inc. (A)	16,546	601,613
United Therapeutics Corp. (A)	1,551	445,680
UroGen Pharma, Ltd. (A)	5,500	75,350
Vaxcyte, Inc. (A)	32,110	1,043,896
Vera Therapeutics, Inc. (A)	27,014	636,450
Vertex Pharmaceuticals, Inc. (A)	18,510	8,240,652
Viridian Therapeutics, Inc. (A)	10,200	142,596
Voyager Therapeutics, Inc. (A)	15,964	49,648
Xencor, Inc. (A)	13,179	103,587
Zai Lab, Ltd., ADR (A)	4,866	170,164
		80,351,413
Health care equipment and supplies – 19.4%
Beta Bionics, Inc. (A)	4,325	62,972
Boston Scientific Corp. (A)	73,791	7,925,891
DexCom, Inc. (A)	7,020	612,776
IDEXX Laboratories, Inc. (A)	1,698	910,705
Intuitive Surgical, Inc. (A)	22,909	12,448,980
Kestra Medical Technologies, Ltd. (A)	9,069	150,364
Lantheus Holdings, Inc. (A)	3,453	282,663
Masimo Corp. (A)	5,512	927,229
Orchestra BioMed Holdings, Inc. (A)	13,354	35,789
Penumbra, Inc. (A)	12,405	3,183,495
PROCEPT BioRobotics Corp. (A)	14,588	840,269
Sonova Holding AG	3,871	1,154,431
Stryker Corp.	27,006	10,684,384
The Cooper Companies, Inc. (A)	21,033	1,496,708
		40,716,656
Health care providers and services – 16.2%
Alignment Healthcare, Inc. (A)	35,631	498,834
BrightSpring Health Services, Inc. (A)	39,334	927,889
Cardinal Health, Inc.	6,020	1,011,360
Cencora, Inc.	5,603	1,680,060
CVS Health Corp.	19,771	1,363,804
Elevance Health, Inc.	10,881	4,232,274
Encompass Health Corp.	4,586	562,381
Guardant Health, Inc. (A)	20,059	1,043,870
HCA Healthcare, Inc.	4,490	1,720,119
McKesson Corp.	433	317,294
Molina Healthcare, Inc. (A)	4,954	1,475,797
Quest Diagnostics, Inc.	8,237	1,479,612
Tenet Healthcare Corp. (A)	12,160	2,140,160
The Cigna Group	13,901	4,595,393
UnitedHealth Group, Inc.	34,934	10,898,360
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	1,300	$235,495
		34,182,702
Health care technology – 0.4%
Veeva Systems, Inc., Class A (A)	3,109	895,330
Life sciences tools and services – 7.7%
Danaher Corp.	33,834	6,683,568
ICON PLC (A)	1,899	276,210
Mettler-Toledo International, Inc. (A)	692	812,906
Repligen Corp. (A)	7,782	967,925
Revvity, Inc.	8,838	854,811
Thermo Fisher Scientific, Inc.	16,290	6,604,943
		16,200,363
Pharmaceuticals – 17.3%
Arvinas, Inc. (A)	4,849	35,689
AstraZeneca PLC, ADR	37,856	2,645,377
Axsome Therapeutics, Inc. (A)	1,500	156,585
Chugai Pharmaceutical Company, Ltd.	45,800	2,391,576
Eli Lilly & Company	32,643	25,446,192
Enliven Therapeutics, Inc. (A)	7,709	154,643
MBX Biosciences, Inc. (A)	26,494	302,297
MediWound, Ltd. (A)	5,415	104,889
Pharvaris NV (A)	11,645	204,952
Rapport Therapeutics, Inc. (A)	22,372	254,370
Sanofi SA, ADR	26,965	1,302,679
Structure Therapeutics, Inc., ADR (A)	7,577	157,147
Tarsus Pharmaceuticals, Inc. (A)	7,654	310,064
UCB SA	1,373	270,148
Verona Pharma PLC, ADR (A)	26,979	2,551,674
WaVe Life Sciences, Ltd. (A)	28,868	187,642
		36,475,924
		208,822,388
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	1,971	22,174
TOTAL COMMON STOCKS (Cost $184,183,064)		$209,293,683
PREFERRED SECURITIES – 0.2%
Health care – 0.2%
Life sciences tools and services – 0.2%
Sartorius AG	2,158	549,638
TOTAL PREFERRED SECURITIES (Cost $602,110)		$549,638
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030	$277,000	238,865
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$238,865
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	321
Revolution Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	1,216
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	232
TOTAL WARRANTS (Cost $29,139)		$1,769

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (B)	501,689	$501,689
T. Rowe Price Government Reserve Fund, 4.3685% (B)	1,950,820	1,950,820
TOTAL SHORT-TERM INVESTMENTS (Cost $2,452,509)		$2,452,509
Total Investments (Health Sciences Trust) (Cost $187,543,822) – 100.9%		$212,536,464
Other assets and liabilities, net – (0.9%)		(1,931,786)
TOTAL NET ASSETS – 100.0%		$210,604,678
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-25.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Australia - 4.2%
ANZ Group Holdings, Ltd.	105,953	$2,031,838
APA Group	46,121	247,982
Aristocrat Leisure, Ltd.	19,880	851,754
ASX, Ltd.	6,673	306,394
BHP Group, Ltd.	181,000	4,354,425
BlueScope Steel, Ltd.	15,384	234,430
Brambles, Ltd.	49,445	763,619
carsales.com, Ltd.	13,729	338,108
Cochlear, Ltd.	2,361	466,949
Coles Group, Ltd.	47,179	646,924
Commonwealth Bank of Australia	59,672	7,262,576
Computershare, Ltd.	18,728	491,312
CSL, Ltd.	17,266	2,727,347
Evolution Mining, Ltd.	71,401	371,735
Fortescue, Ltd.	59,389	596,992
Goodman Group	71,875	1,620,394
Insurance Australia Group, Ltd.	85,315	507,200
Macquarie Group, Ltd.	12,911	1,941,887
Medibank Private, Ltd.	99,625	330,845
MMG, Ltd. (A)	151,200	74,074
National Australia Bank, Ltd.	108,959	2,823,977
Northern Star Resources, Ltd.	48,146	594,706
Origin Energy, Ltd.	60,705	431,487
Pro Medicus, Ltd.	2,023	378,573
Qantas Airways, Ltd.	25,744	181,870
QBE Insurance Group, Ltd.	53,844	829,150
REA Group, Ltd.	1,952	309,116
Reece, Ltd.	7,679	72,560
Rio Tinto, Ltd.	13,237	937,050
Santos, Ltd.	113,901	574,273
Scentre Group	187,762	440,999
SGH, Ltd.	6,916	246,307
Sigma Healthcare, Ltd.	164,650	324,080
Sonic Healthcare, Ltd.	16,282	287,397
South32, Ltd.	112,851	215,647
South32, Ltd. (London Stock Exchange)	48,980	93,516
Stockland	88,841	313,975
Suncorp Group, Ltd.	38,142	543,586
Telstra Group, Ltd.	142,830	455,431
The Lottery Corp., Ltd.	82,609	289,794
Transurban Group	110,606	1,017,681
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Vicinity, Ltd.	148,057	$241,698
Washington H. Soul Pattinson & Company, Ltd.	8,229	227,495
Wesfarmers, Ltd.	40,464	2,258,188
Westpac Banking Corp.	122,065	2,720,405
WiseTech Global, Ltd.	7,058	506,170
Woodside Energy Group, Ltd.	67,706	1,045,849
Woolworths Group, Ltd.	43,560	892,275
		45,420,040
Austria - 0.1%
Erste Group Bank AG	10,998	936,210
OMV AG	5,543	301,436
Verbund AG	2,442	187,611
		1,425,257
Belgium - 0.5%
Ageas SA/NV	5,462	369,492
Anheuser-Busch InBev SA/NV	35,247	2,425,013
D'ieteren Group	850	183,047
Elia Group SA/NV	1,750	202,116
Groupe Bruxelles Lambert NV	2,961	252,754
KBC Group NV	8,189	845,185
Lotus Bakeries NV	14	134,903
Sofina SA	537	177,612
Syensqo SA	2,508	194,281
UCB SA	4,453	876,164
		5,660,567
Brazil - 1.0%
Ambev SA	165,730	406,310
B3 SA - Brasil Bolsa Balcao	196,921	528,448
Banco Bradesco SA	56,324	150,423
Banco BTG Pactual SA	40,604	315,753
Banco do Brasil SA	60,326	245,275
BB Seguridade Participacoes SA	24,400	160,777
BRF SA	20,700	76,733
Caixa Seguridade Participacoes SA	20,700	55,969
Centrais Eletricas Brasileiras SA	42,847	317,187
Centrais Eletricas Brasileiras SA, ADR	1,429	11,818
Cia de Saneamento Basico do Estado de Sao Paulo	16,670	365,518
CPFL Energia SA	7,900	59,412
Embraer SA	24,600	348,686
Energisa SA	8,850	78,709
Eneva SA (A)	27,600	69,342
Engie Brasil Energia SA	7,275	60,805
Equatorial Energia SA	43,634	288,800
JBS NV (A)	13,687	197,018
Klabin SA	26,400	89,650
Localiza Rent a Car SA	32,451	242,019
Motiva Infraestrutura de Mobilidade SA	40,100	101,780
Natura & Company Holding SA (A)	31,629	64,328
NU Holdings, Ltd., Class A (A)	114,200	1,566,824
Petroleo Brasileiro SA	132,729	832,808
PRIO SA (A)	30,400	237,242
Raia Drogasil SA	44,036	122,550
Rede D'Or Sao Luiz SA (B)	27,900	181,888
Rumo SA	45,451	155,014
Suzano SA	24,163	227,750
Telefonica Brasil SA	19,280	109,617
Telefonica Brasil SA, ADR	6,017	68,594
TIM SA	28,020	113,718
TOTVS SA	17,746	137,869
Ultrapar Participacoes SA	25,400	82,000
Vale SA	129,250	1,252,510
Vibra Energia SA	35,500	141,527

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
WEG SA	58,916	$463,902
XP, Inc., Class A	13,000	262,600
		10,191,173
Canada - 7.9%
Agnico Eagle Mines, Ltd.	17,905	2,133,216
Alamos Gold, Inc., Class A	15,000	398,972
Alimentation Couche-Tard, Inc.	27,000	1,342,119
AltaGas, Ltd.	10,300	298,997
ARC Resources, Ltd.	20,700	436,422
Bank of Montreal	25,777	2,856,624
Barrick Mining Corp.	18,057	375,910
Barrick Mining Corp. (Toronto Stock Exchange)	43,777	911,385
BCE, Inc.	3,117	69,127
Brookfield Corp. (A)	48,572	3,006,167
CAE, Inc. (A)	10,900	319,456
Cameco Corp.	15,600	1,158,530
Canadian Imperial Bank of Commerce	33,557	2,381,949
Canadian National Railway Company	19,000	1,979,739
Canadian Natural Resources, Ltd.	74,520	2,342,174
Canadian Pacific Kansas City, Ltd.	33,200	2,637,471
Canadian Tire Corp., Ltd., Class A	1,800	245,054
Canadian Utilities, Ltd., Class A	4,600	127,283
CCL Industries, Inc., Class B	5,400	314,899
Celestica, Inc. (A)	4,100	640,585
Cenovus Energy, Inc.	49,202	669,516
CGI, Inc.	7,200	756,139
Constellation Software, Inc.	700	2,566,727
Dollarama, Inc.	9,900	1,394,906
Element Fleet Management Corp.	14,700	368,215
Emera, Inc.	10,600	485,572
Empire Company, Ltd., Class A	4,900	203,341
Enbridge, Inc.	77,700	3,523,389
Fairfax Financial Holdings, Ltd.	719	1,297,817
First Quantum Minerals, Ltd. (A)	24,554	436,175
FirstService Corp.	1,500	261,755
Fortis, Inc.	17,840	851,813
Franco-Nevada Corp.	6,815	1,118,876
George Weston, Ltd.	2,099	420,971
GFL Environmental, Inc.	7,900	398,785
Gildan Activewear, Inc.	5,000	246,374
Great-West Lifeco, Inc.	9,900	376,516
Hydro One, Ltd. (B)	11,900	428,811
iA Financial Corp., Inc.	3,300	361,782
IGM Financial, Inc.	3,000	94,775
Imperial Oil, Ltd.	6,630	526,700
Intact Financial Corp.	6,400	1,488,203
Ivanhoe Mines, Ltd., Class A (A)	26,900	202,083
Keyera Corp.	8,500	278,017
Kinross Gold Corp.	43,929	686,476
Loblaw Companies, Ltd.	5,340	883,301
Lundin Gold, Inc.	3,900	205,919
Lundin Mining Corp.	26,900	282,877
Magna International, Inc.	9,500	367,233
Manulife Financial Corp. (C)	61,400	1,963,177
Metro, Inc.	7,557	593,628
National Bank of Canada	14,000	1,444,670
Nutrien, Ltd.	17,390	1,013,326
Open Text Corp.	9,700	283,432
Pan American Silver Corp.	12,800	363,203
Pembina Pipeline Corp.	20,398	765,889
Power Corp. of Canada	20,012	781,669
Quebecor, Inc., Class B	5,200	158,282
Restaurant Brands International, Inc.	10,946	726,089
Rogers Communications, Inc., Class B	13,188	391,161
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Royal Bank of Canada	49,948	$6,582,829
Saputo, Inc.	9,100	186,243
Shopify, Inc., Class A (A)	43,400	5,005,621
Stantec, Inc.	4,000	435,234
Sun Life Financial, Inc.	20,400	1,357,403
Suncor Energy, Inc.	44,435	1,664,497
TC Energy Corp.	37,046	1,808,568
Teck Resources, Ltd., Class B	16,961	685,913
TELUS Corp.	18,041	289,742
TFI International, Inc.	2,800	251,347
The Bank of Nova Scotia	43,683	2,415,517
The Descartes Systems Group, Inc. (A)	3,100	314,906
The Toronto-Dominion Bank	62,484	4,595,849
Thomson Reuters Corp.	5,654	1,136,987
TMX Group, Ltd.	10,000	423,866
Toromont Industries, Ltd.	2,800	251,656
Tourmaline Oil Corp.	12,600	607,909
West Fraser Timber Company, Ltd.	2,100	153,997
Wheaton Precious Metals Corp.	16,170	1,454,142
Whitecap Resources, Inc. (Toronto Stock Exchange)	43,600	292,961
WSP Global, Inc.	4,600	938,309
		84,497,165
Chile - 0.2%
Antofagasta PLC	13,585	337,761
Banco de Chile	1,620,933	245,152
Banco de Credito e Inversiones SA	3,323	140,321
Banco Santander Chile, ADR	5,508	138,912
Cencosud SA	42,702	145,300
Empresas CMPC SA	38,455	58,779
Empresas COPEC SA	13,196	89,860
Enel Americas SA	726,053	70,725
Enel Chile SA, ADR	18,222	66,146
Falabella SA	29,974	159,261
Latam Airlines Group SA	8,049,276	162,951
Sociedad Quimica y Minera de Chile SA, ADR (A)(D)	4,430	156,246
		1,771,414
China - 7.6%
360 Security Technology, Inc., Class A	14,500	20,653
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	11,347
AAC Technologies Holdings, Inc.	27,342	142,256
Advanced Micro-Fabrication Equipment, Inc., Class A (A)	1,253	31,910
AECC Aviation Power Company, Ltd., Class A	5,500	29,600
Agricultural Bank of China, Ltd., Class A	182,100	149,460
Agricultural Bank of China, Ltd., H Shares	989,000	706,757
Aier Eye Hospital Group Company, Ltd., Class A	19,585	34,130
Air China, Ltd., Class A (A)	23,600	26,001
Akeso, Inc. (A)(B)	23,000	270,666
Alibaba Group Holding, Ltd.	610,400	8,640,786
Alibaba Group Holding, Ltd., ADR	338	38,333
Aluminum Corp. of China, Ltd., A Shares	29,100	28,652
Aluminum Corp. of China, Ltd., H Shares	131,220	88,717
Angel Yeast Company, Ltd., Class A	1,800	8,838
Anhui Conch Cement Company, Ltd., Class A	8,900	26,679
Anhui Conch Cement Company, Ltd., H Shares	44,290	112,829
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	48,179

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Anhui Gujing Distillery Company, Ltd., Class A	900	$16,736
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	4,500	25,160
Anhui Yingjia Distillery Company, Ltd., Class A	1,400	7,708
Anker Innovations Technology Company, Ltd., Class A	1,040	16,504
ANTA Sports Products, Ltd.	44,200	534,810
Autohome, Inc., ADR	2,600	67,054
Avary Holding Shenzhen Company, Ltd., Class A	4,000	17,904
AviChina Industry & Technology Company, Ltd., H Shares	120,000	67,895
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	11,930
Baidu, Inc., Class A (A)	80,300	860,569
Bank of Beijing Company, Ltd., Class A	47,000	44,808
Bank of Changsha Company, Ltd., Class A	8,400	11,656
Bank of Chengdu Company, Ltd., Class A	7,700	21,604
Bank of China, Ltd., Class A	78,100	61,270
Bank of China, Ltd., H Shares	2,534,563	1,475,526
Bank of Communications Company, Ltd., Class A	87,300	97,492
Bank of Communications Company, Ltd., H Shares	308,527	287,501
Bank of Hangzhou Company, Ltd., Class A	11,400	26,765
Bank of Jiangsu Company, Ltd., Class A	33,410	55,683
Bank of Nanjing Company, Ltd., Class A	21,500	34,869
Bank of Ningbo Company, Ltd., Class A	13,750	52,519
Bank of Shanghai Company, Ltd., Class A	31,610	46,810
Baoshan Iron & Steel Company, Ltd., Class A	41,300	37,987
Beijing Enlight Media Company, Ltd., Class A	6,300	17,835
Beijing Kingsoft Office Software, Inc., Class A (A)	935	36,562
Beijing New Building Materials PLC, Class A	3,500	12,940
Beijing Roborock Technology Company, Ltd., Class A	534	11,677
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,080	10,929
Beijing Tong Ren Tang Company, Ltd., Class A	2,800	14,095
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,800	15,329
Beijing-Shanghai High Speed Railway Company, Ltd., Class A (A)	100,700	80,860
Bestechnic Shanghai Company, Ltd., Class A	418	20,305
Bethel Automotive Safety Systems Company, Ltd., Class A	1,260	9,264
Bilibili, Inc., Class Z (A)	7,960	170,855
BOC International China Company, Ltd., Class A	5,800	8,658
BOE Technology Group Company, Ltd., Class A	75,300	41,948
BYD Company, Ltd., Class A	4,000	185,414
BYD Company, Ltd., H Shares	130,815	2,036,792
BYD Electronic International Company, Ltd.	26,500	107,861
Caitong Securities Company, Ltd., Class A	9,600	10,606
Cambricon Technologies Corp., Ltd., Class A (A)	844	70,905
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CCOOP Group Company, Ltd., Class A (A)	64,600	$20,936
CGN Power Company, Ltd., Class A	32,300	16,414
CGN Power Company, Ltd., H Shares (B)	364,000	124,094
Changchun High-Tech Industry Group Company, Ltd., Class A (A)	800	11,080
Changjiang Securities Company, Ltd., Class A	11,500	11,129
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	10,468
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	18,199
Chifeng Jilong Gold Mining Company, Ltd., Class A	6,200	21,773
China CITIC Bank Corp., Ltd., H Shares	310,800	296,311
China Coal Energy Company, Ltd., H Shares	70,000	81,039
China Communications Services Corp., Ltd., H Shares	75,600	41,040
China Construction Bank Corp., Class A	15,400	20,295
China Construction Bank Corp., H Shares	3,428,914	3,469,877
China CSSC Holdings, Ltd., Class A	9,100	41,332
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	19,974
China Energy Engineering Corp., Ltd., Class A	65,700	20,454
China Everbright Bank Company, Ltd., Class A	88,600	51,333
China Everbright Bank Company, Ltd., H Shares	120,000	59,964
China Feihe, Ltd. (B)	119,000	86,804
China Galaxy Securities Company, Ltd., Class A	19,900	47,661
China Galaxy Securities Company, Ltd., H Shares	129,500	146,313
China Great Wall Securities Company, Ltd., Class A	8,400	9,829
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	13,426
China Hongqiao Group, Ltd.	100,000	230,260
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	19,745
China International Capital Corp., Ltd., H Shares (B)	52,000	117,899
China Jushi Company, Ltd., Class A	8,100	12,884
China Life Insurance Company, Ltd., Class A	4,500	25,873
China Life Insurance Company, Ltd., H Shares	267,624	645,768
China Literature, Ltd. (A)(B)	14,000	53,456
China Longyuan Power Group Corp., Ltd., H Shares	114,000	102,868
China Mengniu Dairy Company, Ltd.	108,004	222,620
China Merchants Bank Company, Ltd., Class A	45,900	294,491
China Merchants Bank Company, Ltd., H Shares	139,323	977,345
China Merchants Energy Shipping Company, Ltd., Class A	16,500	14,427
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	10,886

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Securities Company, Ltd., Class A	16,510	$40,540
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	21,549
China Minsheng Banking Corp., Ltd., Class A	78,880	52,304
China Minsheng Banking Corp., Ltd., H Shares	230,496	130,752
China National Building Material Company, Ltd., H Shares	150,187	71,886
China National Chemical Engineering Company, Ltd., Class A	12,700	13,601
China National Nuclear Power Company, Ltd., Class A	38,300	49,845
China National Software & Service Company, Ltd., Class A (A)	1,800	11,753
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	25,381
China Oilfield Services, Ltd., H Shares	56,000	46,006
China Pacific Insurance Group Company, Ltd., Class A	14,000	73,335
China Pacific Insurance Group Company, Ltd., H Shares	94,100	323,738
China Petroleum & Chemical Corp., Class A	56,700	44,643
China Petroleum & Chemical Corp., H Shares	873,361	458,181
China Railway Group, Ltd., Class A	42,700	33,444
China Railway Group, Ltd., H Shares	144,000	69,131
China Railway Signal & Communication Corp., Ltd., Class A	14,917	10,707
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	2,200	11,096
China Resources Microelectronics, Ltd., Class A	2,675	17,613
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	113,687
China Resources Pharmaceutical Group, Ltd. (B)	53,000	34,600
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,380	14,761
China Shenhua Energy Company, Ltd., Class A	13,400	75,843
China Shenhua Energy Company, Ltd., H Shares	120,500	468,252
China Southern Airlines Company, Ltd., Class A (A)	23,300	19,192
China State Construction Engineering Corp., Ltd., Class A (A)	93,340	75,196
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	34,907
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	36,615
China Tower Corp., Ltd., H Shares (B)	158,100	226,665
China United Network Communications, Ltd., Class A	64,400	48,024
China Vanke Company, Ltd., Class A (A)	21,600	19,361
China Vanke Company, Ltd., H Shares (A)	74,500	46,476
China XD Electric Company, Ltd., Class A	10,600	9,088
China Yangtze Power Company, Ltd., Class A	54,300	228,419
China Zheshang Bank Company, Ltd., Class A	43,700	20,679
Chongqing Brewery Company, Ltd., Class A	1,000	7,693
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Changan Automobile Company, Ltd., Class A (A)	16,800	$29,927
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	18,338
Chongqing Rural Commercial Bank Company, Ltd., H Shares	81,000	68,465
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	12,725
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	11,659
CITIC Securities Company, Ltd., Class A	25,185	97,122
CITIC Securities Company, Ltd., H Shares	52,825	160,228
CITIC, Ltd.	141,967	195,469
CMOC Group, Ltd., Class A	28,400	33,410
CMOC Group, Ltd., H Shares	129,000	131,654
CNGR Advanced Material Company, Ltd., Class A	1,960	8,999
CNPC Capital Company, Ltd., Class A	17,300	17,646
Contemporary Amperex Technology Company, Ltd., Class A	9,320	328,552
Contemporary Amperex Technology Company, Ltd., H Shares (A)	3,100	130,003
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	10,394
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	54,613
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	176,877
CRRC Corp., Ltd., Class A	49,300	48,470
CRRC Corp., Ltd., H Shares	145,000	87,624
CSC Financial Company, Ltd., Class A	9,000	30,219
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	20,790
CSPC Pharmaceutical Group, Ltd.	303,120	298,167
Daqin Railway Company, Ltd., Class A	30,700	28,293
Datang International Power Generation Company, Ltd., Class A	48,800	21,613
Dong-E-E-Jiao Company, Ltd., Class A	1,300	9,490
Dongfang Electric Corp., Ltd., Class A	5,800	13,557
East Money Information Company, Ltd., Class A	30,896	99,833
Eastroc Beverage Group Company, Ltd., Class A	1,350	59,177
Ecovacs Robotics Company, Ltd., Class A	2,300	18,699
Empyrean Technology Company, Ltd., Class A	800	13,840
ENN Energy Holdings, Ltd.	27,900	223,982
ENN Natural Gas Company, Ltd., Class A	5,400	14,243
Eoptolink Technology, Inc., Ltd., Class A	2,100	37,452
Eve Energy Company, Ltd., Class A	4,181	26,749
Everbright Securities Company, Ltd., Class A	8,700	21,842
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	7,831
Flat Glass Group Company, Ltd., Class A	3,300	7,011
Focus Media Information Technology Company, Ltd., Class A	32,700	33,331
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	55,953
Fosun International, Ltd.	85,000	50,644
Founder Securities Company, Ltd., Class A	16,700	18,447
Foxconn Industrial Internet Company, Ltd., Class A	27,100	81,263
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	35,796

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	$148,624
GalaxyCore, Inc., Class A	3,600	7,745
Ganfeng Lithium Group Company, Ltd., Class A	3,360	15,842
GD Power Development Company, Ltd., Class A	36,100	24,398
GEM Company, Ltd., Class A	10,700	9,487
Genscript Biotech Corp. (A)	40,000	75,686
GF Securities Company, Ltd., Class A	13,200	30,980
Giant Biogene Holding Company, Ltd. (B)	10,200	75,270
GigaDevice Semiconductor, Inc., Class A (A)	1,372	24,247
GoerTek, Inc., Class A	5,200	16,942
Goldwind Science & Technology Company, Ltd., Class A	7,700	11,019
Goneo Group Company, Ltd., Class A	1,827	12,305
Gotion High-tech Company, Ltd., Class A (A)	3,700	16,770
Great Wall Motor Company, Ltd., Class A (A)	5,000	14,998
Great Wall Motor Company, Ltd., H Shares	81,500	125,841
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	35,749
GRG Banking Equipment Company, Ltd., Class A	5,200	9,769
Guangdong Haid Group Company, Ltd., Class A	3,500	28,620
Guanghui Energy Company, Ltd., Class A (A)	13,500	11,346
Guangzhou Automobile Group Company, Ltd., Class A	10,000	10,453
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	8,463
Guangzhou Haige Communications Group, Inc. Company, Class A	5,200	10,126
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	9,865
Guosen Securities Company, Ltd., Class A	13,300	21,390
Guotai Haitong Securities Company, Ltd.	27,860	74,564
Guotai Haitong Securities Company, Ltd., H Shares (B)	70,184	112,884
Guoyuan Securities Company, Ltd., Class A	9,100	10,025
H World Group, Ltd., ADR	7,100	240,832
Haidilao International Holding, Ltd. (B)	56,000	106,768
Haier Smart Home Company, Ltd., Class A	13,600	47,062
Haier Smart Home Company, Ltd., H Shares	83,800	240,808
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	16,389
Hainan Airport Infrastructure Company, Ltd., Class A (A)	23,700	11,720
Haisco Pharmaceutical Group Company, Ltd., Class A	2,000	11,794
Haitian International Holdings, Ltd.	21,000	54,689
Hangzhou First Applied Material Company, Ltd., Class A	7,683	13,911
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	9,016
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	12,657
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	152,012
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	2,600	$7,681
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	10,922
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	24,533
Hengan International Group Company, Ltd.	25,000	71,955
Hengli Petrochemical Company, Ltd., Class A	14,600	29,060
Hengtong Optic-electric Company, Ltd., Class A	5,100	10,900
Hisense Home Appliances Group Company, Ltd., H Shares	12,000	32,781
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	34,318
HLA Group Corp., Ltd., Class A	9,100	8,843
Hoshine Silicon Industry Company, Ltd., Class A	1,600	10,590
Hua Hong Semiconductor, Ltd. (A)(B)	25,000	111,078
Huadian Power International Corp., Ltd., Class A	17,700	13,521
Huadong Medicine Company, Ltd., Class A	2,800	15,775
Huafon Chemical Company, Ltd., Class A	10,300	9,505
Huagong Tech Company, Ltd., Class A	2,100	13,786
Huaibei Mining Holdings Company, Ltd., Class A	5,200	8,231
Hualan Biological Engineering, Inc., Class A	4,030	8,816
Huaneng Lancang River Hydropower, Inc., Class A	18,900	25,190
Huaneng Power International, Inc., Class A	18,600	18,535
Huaneng Power International, Inc., H Shares	149,436	96,383
Huaqin Technology Company, Ltd., Class A	2,500	28,200
Huatai Securities Company, Ltd., Class A	16,400	40,798
Huatai Securities Company, Ltd., H Shares (B)	48,800	99,244
Huaxia Bank Company, Ltd., Class A	28,500	31,468
Huayu Automotive Systems Company, Ltd., Class A	5,100	12,558
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	15,678
Humanwell Healthcare Group Company, Ltd., Class A	3,400	9,955
Hunan Valin Steel Company, Ltd., Class A	14,300	8,785
Hundsun Technologies, Inc., Class A	3,075	14,406
Hwatsing Technology Company, Ltd., Class A	491	11,572
Hygon Information Technology Company, Ltd., Class A	5,383	106,292
IEIT Systems Company, Ltd., Class A	3,248	23,122
Iflytek Company, Ltd., Class A	4,700	31,421
Imeik Technology Development Company, Ltd., Class A	560	13,667
Industrial & Commercial Bank of China, Ltd., Class A	143,500	152,042
Industrial & Commercial Bank of China, Ltd., H Shares	2,464,735	1,957,137
Industrial Bank Company, Ltd., Class A	46,200	150,534
Industrial Securities Company, Ltd., Class A	14,900	12,881

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ingenic Semiconductor Company, Ltd., Class A	2,800	$27,059
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	94,300	23,567
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	12,965
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	13,485
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	52,949
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	72,136
Innovent Biologics, Inc. (A)(B)	44,000	441,086
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	15,258
J&T Global Express, Ltd. (A)	82,400	71,361
JA Solar Technology Company, Ltd., Class A (A)	6,272	8,741
JCET Group Company, Ltd., Class A	3,600	16,936
JD Health International, Inc. (A)(B)	38,200	210,399
JD Logistics, Inc. (A)(B)	67,000	112,639
JD.com, Inc., Class A	86,723	1,416,386
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	13,400	15,580
Jiangsu Expressway Company, Ltd., H Shares	41,145	58,128
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	29,771
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	102,851
Jiangsu Hoperun Software Company, Ltd., Class A (A)	3,000	21,292
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	15,218
Jiangsu Yanghe Distillery Company, Ltd., Class A	3,400	30,641
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	10,435
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	14,350
Jiangxi Copper Company, Ltd., Class A	4,300	14,081
Jiangxi Copper Company, Ltd., H Shares	39,075	76,065
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	10,236
Jinko Solar Company, Ltd., Class A (A)	13,511	9,792
Juneyao Airlines Company, Ltd., Class A	4,600	8,653
Kanzhun, Ltd., ADR (A)	10,400	185,536
KE Holdings, Inc., ADR	24,700	438,178
Kingdee International Software Group Company, Ltd. (A)	113,000	223,342
Kingsoft Corp., Ltd.	32,800	171,431
Kuaishou Technology (A)(B)	94,000	763,053
Kuang-Chi Technologies Company, Ltd., Class A	4,500	25,104
Kunlun Tech Company, Ltd., Class A (A)	2,500	11,743
Kweichow Moutai Company, Ltd., Class A	2,700	531,489
LB Group Company, Ltd., Class A	5,000	11,326
Lenovo Group, Ltd.	287,436	347,278
Lens Technology Company, Ltd., Class A	7,300	22,751
Li Auto, Inc., Class A (A)	44,600	608,745
Li Ning Company, Ltd.	80,500	174,457
Liaoning Port Company, Ltd., Class A	39,100	8,192
Lingyi iTech Guangdong Company, Class A	12,700	15,242
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Longfor Group Holdings, Ltd. (B)	65,779	$77,946
LONGi Green Energy Technology Company, Ltd., Class A	15,064	31,593
Loongson Technology Corp, Ltd., Class A (A)	1,251	23,313
Luxshare Precision Industry Company, Ltd., Class A	15,495	75,078
Luzhou Laojiao Company, Ltd., Class A	3,300	52,264
Mango Excellent Media Company, Ltd., Class A	3,300	10,055
Maxscend Microelectronics Company, Ltd., Class A	1,440	14,359
Meihua Holdings Group Company, Ltd., Class A	6,100	9,103
Meituan, Class B (A)(B)	177,500	2,855,272
Metallurgical Corp. of China, Ltd., Class A	28,700	11,941
Midea Group Company, Ltd., Class A	7,300	73,584
Midea Group Company, Ltd., H Shares	12,800	121,695
MINISO Group Holding, Ltd.	2,600	11,847
MINISO Group Holding, Ltd., ADR (D)	3,276	59,689
Montage Technology Company, Ltd., Class A	2,305	26,398
Muyuan Foods Company, Ltd., Class A	11,382	66,769
Nanjing Securities Company, Ltd., Class A	7,700	8,688
NARI Technology Company, Ltd., Class A	17,798	55,694
National Silicon Industry Group Company, Ltd., Class A	5,536	14,480
NAURA Technology Group Company, Ltd., Class A	1,100	67,938
NetEase, Inc.	67,900	1,829,862
New China Life Insurance Company, Ltd., Class A	4,600	37,598
New China Life Insurance Company, Ltd., H Shares	35,500	194,389
New Hope Liuhe Company, Ltd., Class A (A)	6,800	8,906
New Oriental Education & Technology Group, Inc.	52,500	283,513
Nexchip Semiconductor Corp., Class A	7,599	21,515
Ninestar Corp., Class A (A)	2,900	9,290
Ningbo Deye Technology Company, Ltd., Class A	1,764	12,970
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	9,074
Ningbo Tuopu Group Company, Ltd., Class A	3,190	21,004
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	33,561
NIO, Inc., Class A (A)	56,730	194,147
Nongfu Spring Company, Ltd., H Shares (B)	71,000	364,215
OFILM Group Company, Ltd., Class A (A)	13,100	21,685
Oppein Home Group, Inc., Class A	1,100	8,670
Orient Securities Company, Ltd., Class A	12,288	16,611
PetroChina Company, Ltd., Class A	44,800	53,465
PetroChina Company, Ltd., H Shares	742,261	639,663
Pharmaron Beijing Company, Ltd., Class A	3,000	10,283
PICC Property & Casualty Company, Ltd., H Shares	248,363	482,613
Ping An Bank Company, Ltd., Class A	38,200	64,365
Ping An Insurance Group Company of China, Ltd., Class A	24,100	186,755
Ping An Insurance Group Company of China, Ltd., H Shares	238,790	1,524,272
Piotech, Inc., Class A	568	12,193

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	$29,959
Pop Mart International Group, Ltd. (B)	19,200	654,128
Postal Savings Bank of China Company, Ltd., Class A	58,900	44,980
Postal Savings Bank of China Company, Ltd., H Shares (B)	330,000	230,743
Power Construction Corp. of China, Ltd., Class A	35,800	24,343
Qifu Technology, Inc., ADR	4,300	186,448
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	26,209
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	20,728
Rockchip Electronics Company, Ltd., Class A	1,300	27,608
Rongsheng Petrochemical Company, Ltd., Class A	21,050	24,325
SAIC Motor Corp., Ltd., Class A	17,300	38,742
Sailun Group Company, Ltd., Class A	6,500	11,908
Sanan Optoelectronics Company, Ltd., Class A	10,100	17,516
Sany Heavy Industry Company, Ltd., Class A	18,600	46,617
Satellite Chemical Company, Ltd., Class A	6,800	16,463
SDIC Capital Company, Ltd., Class A	13,300	13,967
SDIC Power Holdings Company, Ltd., Class A	15,100	31,032
Seres Group Company, Ltd., Class A	3,100	58,109
SF Holding Company, Ltd., Class A	10,100	68,777
SG Micro Corp., Class A	1,300	13,227
Shaanxi Coal Industry Company, Ltd., Class A	19,600	52,649
Shandong Gold Mining Company, Ltd., Class A	5,880	26,410
Shandong Gold Mining Company, Ltd., H Shares (B)	30,500	107,013
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	2,900	23,973
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	13,005
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	12,991
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	10,898
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	62,343
Shanghai Baosight Software Company, Ltd., Class A	4,320	14,247
Shanghai Baosight Software Company, Ltd., Class B	32,947	44,657
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	595	10,936
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	26,435
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	11,206
Shanghai International Airport Company, Ltd., Class A	1,600	7,098
Shanghai M&G Stationery, Inc., Class A	2,000	8,097
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	13,974
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	126,556
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	$10,752
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	13,237
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	26,398
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	30,116
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	11,479
Shanjin International Gold Company, Ltd., Class A	5,800	15,362
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	10,359
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	8,985
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	60,603
Shenergy Company, Ltd., Class A (A)	10,200	12,247
Shengyi Technology Company, Ltd., Class A	5,100	21,486
Shennan Circuits Company, Ltd., Class A	1,456	21,952
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	25,373
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	9,916
Shenzhen Inovance Technology Company, Ltd., Class A	2,250	20,286
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	78,464
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	12,668
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	15,198
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	25,399
Shenzhou International Group Holdings, Ltd.	28,300	202,292
Sichuan Biokin Pharmaceutical Company, Ltd., Class A (A)	429	17,743
Sichuan Changhong Electric Company, Ltd., Class A	16,600	22,538
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	21,933
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	15,545
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	20,316
Sieyuan Electric Company, Ltd., Class A	1,600	16,283
Silergy Corp.	11,000	133,994
Sinolink Securities Company, Ltd., Class A	7,700	9,429
Sinopharm Group Company, Ltd., H Shares	46,400	108,922
Sinotruk Hong Kong, Ltd.	23,500	68,646
Smoore International Holdings, Ltd. (B)	62,000	144,291
SooChow Securities Company, Ltd., Class A	10,400	12,704
Spring Airlines Company, Ltd., Class A	2,000	15,539
Sungrow Power Supply Company, Ltd., Class A	4,200	39,746
Sunny Optical Technology Group Company, Ltd.	24,400	216,708
SUPCON Technology Company, Ltd., Class A	1,640	10,286

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,200	$32,676
Suzhou TFC Optical Communication Company, Ltd., Class A	1,568	17,581
TAL Education Group, ADR (A)	14,900	152,278
TBEA Company, Ltd., Class A	10,200	16,988
TCL Technology Group Corp., Class A (A)	38,980	23,559
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	8,250	8,847
Tencent Holdings, Ltd.	229,700	14,800,859
Tencent Music Entertainment Group, ADR	26,800	522,332
The People's Insurance Company Group of China, Ltd., Class A	19,200	23,362
The People's Insurance Company Group of China, Ltd., H Shares	302,000	230,517
Tianqi Lithium Corp., Class A (A)	3,000	13,418
Tingyi Cayman Islands Holding Corp.	76,000	111,570
Tongcheng Travel Holdings, Ltd.	41,600	104,039
TongFu Microelectronics Company, Ltd., Class A	3,100	11,088
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	12,277
Tongwei Company, Ltd., Class A (A)	9,300	21,751
TravelSky Technology, Ltd., H Shares	31,000	41,551
Trina Solar Company, Ltd., Class A (A)	4,405	8,937
Tsingtao Brewery Company, Ltd., Class A	1,400	13,577
Tsingtao Brewery Company, Ltd., H Shares	22,000	143,925
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	15,447
Unisplendour Corp., Ltd., Class A	5,320	17,828
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	1,072	14,446
Victory Giant Technology Huizhou Company, Ltd., Class A	2,800	52,684
Vipshop Holdings, Ltd., ADR	13,100	197,155
Wanhua Chemical Group Company, Ltd., Class A	7,000	53,034
Weichai Power Company, Ltd., Class A	14,100	30,288
Weichai Power Company, Ltd., H Shares	64,720	131,771
Wens Foodstuff Group Company, Ltd., Class A	14,160	33,769
Western Mining Company, Ltd., Class A	4,900	11,385
Western Securities Company, Ltd., Class A	9,300	10,236
Will Semiconductor Company, Ltd., Class A	2,185	38,973
Wingtech Technology Company, Ltd., Class A	2,500	11,724
Wintime Energy Group Company, Ltd., Class A	46,100	8,622
Wuhan Guide Infrared Company, Ltd., Class A (A)	8,900	12,737
Wuliangye Yibin Company, Ltd., Class A	8,600	142,773
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	24,895
WuXi AppTec Company, Ltd., Class A	5,544	53,850
WuXi AppTec Company, Ltd., H Shares (B)	12,106	121,791
WuXi Biologics Cayman, Inc. (A)(B)	124,500	409,095
XCMG Construction Machinery Company, Ltd., Class A	23,900	25,927
Xiamen C & D, Inc., Class A	6,200	8,974
Xiaomi Corp., Class B (A)(B)	610,400	4,698,698
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	3,610	10,753
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinyi Solar Holdings, Ltd.	172,835	$55,019
XPeng, Inc., A Shares (A)	43,400	388,501
Yadea Group Holdings, Ltd. (B)	43,978	70,566
Yangzijiang Shipbuilding Holdings, Ltd.	90,700	158,281
Yankuang Energy Group Company, Ltd., Class A	10,140	17,227
Yankuang Energy Group Company, Ltd., H Shares	124,680	124,104
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	10,261
Yealink Network Technology Corp., Ltd., Class A	2,600	12,617
Yifeng Pharmacy Chain Company, Ltd., Class A	2,520	8,613
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	11,956
Yonghui Superstores Company, Ltd., Class A (A)	33,000	22,649
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	9,705
Youngor Fashion Company, Ltd., Class A	9,600	9,784
YTO Express Group Company, Ltd., Class A	7,000	12,595
Yum China Holdings, Inc.	13,400	599,114
Yunnan Aluminium Company, Ltd., Class A	7,200	16,073
Yunnan Baiyao Group Company, Ltd., Class A	3,920	30,530
Yunnan Energy New Material Company, Ltd., Class A (A)	1,800	7,364
Yunnan Yuntianhua Company, Ltd., Class A	3,800	11,654
Yutong Bus Company, Ltd., Class A	4,600	15,965
Zangge Mining Company, Ltd., Class A	3,300	19,668
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	27,918
Zhaojin Mining Industry Company, Ltd., H Shares	65,000	170,858
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	32,933
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	15,195
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	10,643
Zhejiang Expressway Company, Ltd., H Shares	68,610	63,188
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	17,059
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	9,858
Zhejiang Juhua Company, Ltd., Class A	5,600	22,443
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)	17,300	120,860
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	9,643
Zhejiang NHU Company, Ltd., Class A	6,912	20,522
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	13,269
Zhejiang Supor Company, Ltd., Class A	1,200	8,776
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	9,987
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	9,323
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	16,944

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zheshang Securities Company, Ltd., Class A	8,100	$12,341
Zhongji Innolight Company, Ltd., Class A	2,240	45,880
Zhongjin Gold Corp., Ltd., Class A	9,800	20,172
Zhongsheng Group Holdings, Ltd.	28,500	44,081
Zhongtai Securities Company, Ltd., Class A	14,100	12,660
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	10,744
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	72,582
Zijin Mining Group Company, Ltd., Class A	41,700	114,092
Zijin Mining Group Company, Ltd., H Shares	203,469	523,284
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	14,434
ZTE Corp., Class A	7,600	34,535
ZTE Corp., H Shares	25,887	80,494
ZTO Express Cayman, Inc.	15,400	272,659
		81,237,618
Colombia - 0.0%
Grupo Cibest SA, ADR	3,847	177,693
Czech Republic - 0.0%
CEZ AS	5,755	337,990
Komercni banka AS	2,506	121,273
Moneta Money Bank AS (B)	9,000	62,075
		521,338
Denmark - 1.4%
A.P. Moller - Maersk A/S, Series A	99	182,651
A.P. Moller - Maersk A/S, Series B	164	304,990
Carlsberg A/S, Class B	3,454	489,374
Coloplast A/S, B Shares	4,442	422,891
Danske Bank A/S	24,190	988,012
Demant A/S (A)	3,300	137,879
DSV A/S	7,227	1,733,426
Genmab A/S (A)	2,266	470,577
Novo Nordisk A/S, Class B	113,799	7,885,589
Novonesis A/S, B Shares	12,367	887,912
Orsted A/S (A)(B)	5,901	254,207
Pandora A/S	2,888	508,852
ROCKWOOL A/S, B Shares	3,520	164,990
Tryg A/S	11,535	298,193
Vestas Wind Systems A/S	35,571	534,310
		15,263,853
Egypt - 0.0%
Commercial International Bank Egypt SAE	79,768	135,568
Eastern Company SAE	49,043	29,663
Talaat Moustafa Group	32,709	36,634
		201,865
Finland - 0.7%
Elisa OYJ	4,868	270,571
Fortum OYJ	16,798	314,993
Kesko OYJ, B Shares	9,739	240,205
Kone OYJ, B Shares	12,120	798,477
Metso OYJ	22,595	292,828
Neste OYJ	14,709	199,339
Nokia OYJ	131,593	682,789
Nokia OYJ (Euronext Paris Exchange)	56,247	291,454
Nordea Bank ABP	3,099	45,982
Nordea Bank ABP (Nasdaq Stockholm Exchange)	108,931	1,618,281
Orion OYJ, Class B	3,780	284,383
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Sampo OYJ, A Shares	86,409	$929,980
Stora Enso OYJ, R Shares	20,482	222,672
UPM-Kymmene OYJ	18,718	511,153
Wartsila OYJ ABP	17,716	418,707
		7,121,814
France - 6.8%
Accor SA	6,830	357,951
Aeroports de Paris SA	1,190	149,193
Air Liquide SA	20,625	4,252,907
Airbus SE	21,188	4,432,554
Alstom SA (A)	12,620	294,563
Amundi SA (B)	2,060	166,975
Arkema SA	2,115	156,180
AXA SA	63,180	3,102,463
BioMerieux	1,432	198,070
BNP Paribas SA	36,290	3,255,282
Bollore SE	24,915	156,601
Bouygues SA	6,976	315,488
Bureau Veritas SA	11,003	375,559
Capgemini SE	5,804	993,859
Carrefour SA	19,340	272,815
Cie de Saint-Gobain SA	16,016	1,881,488
Cie Generale des Etablissements Michelin SCA	23,832	886,415
Covivio SA	1,990	126,174
Credit Agricole SA	38,090	720,599
Danone SA	22,899	1,873,677
Dassault Aviation SA	697	246,440
Dassault Systemes SE	23,899	866,141
Edenred SE	8,717	270,755
Eiffage SA	2,589	363,790
Engie SA	65,128	1,530,694
EssilorLuxottica SA	10,790	2,962,862
Eurazeo SE	1,666	119,107
FDJ UNITED (B)	3,888	152,567
Gecina SA	1,546	170,191
Getlink SE	10,201	196,921
Hermes International SCA	1,129	3,060,574
Ipsen SA	1,268	151,042
Kering SA	2,611	568,822
Klepierre SA	8,046	318,134
Legrand SA	9,260	1,241,107
L'Oreal SA	8,574	3,672,714
LVMH Moet Hennessy Louis Vuitton SE	9,809	5,133,848
Orange SA	66,397	1,011,108
Pernod Ricard SA	7,172	715,419
Publicis Groupe SA	8,062	910,563
Renault SA	6,965	321,401
Rexel SA	7,770	239,648
Safran SA	12,840	4,187,446
Sanofi SA	40,046	3,877,013
Sartorius Stedim Biotech	1,029	246,202
Schneider Electric SE	18,877	5,068,202
Schneider Electric SE (Euronext London Exchange)	623	166,310
Societe Generale SA	25,684	1,469,236
Sodexo SA	3,211	197,626
Teleperformance SE	1,842	178,909
Thales SA	3,332	983,857
TotalEnergies SE	76,019	4,646,496
Unibail-Rodamco-Westfield (A)	3,997	384,223
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	7,913	37,290
Veolia Environnement SA	25,002	892,621

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Vinci SA	17,653	$2,603,301
		73,131,393
Germany - 6.3%
adidas AG	6,053	1,412,955
Allianz SE	13,770	5,588,339
BASF SE	31,826	1,574,102
Bayer AG	35,031	1,055,392
Bayerische Motoren Werke AG	10,337	920,609
Beiersdorf AG	3,535	444,343
Brenntag SE	4,572	302,895
Commerzbank AG	33,262	1,048,189
Continental AG	4,004	349,461
Covestro AG (A)	6,482	461,254
CTS Eventim AG & Company KGaA	2,198	273,323
Daimler Truck Holding AG	17,301	820,830
Delivery Hero SE (A)(B)	6,759	183,455
Deutsche Bank AG	65,997	1,956,514
Deutsche Boerse AG	6,714	2,193,399
Deutsche Lufthansa AG	20,091	170,566
Deutsche Telekom AG	124,465	4,555,878
DHL Group	33,971	1,573,536
E.ON SE	80,057	1,475,104
Evonik Industries AG	9,028	186,506
Fresenius Medical Care AG	7,738	444,589
Fresenius SE & Company KGaA	15,063	758,014
GEA Group AG	5,625	394,314
Hannover Rueck SE	2,124	669,303
Heidelberg Materials AG	4,810	1,132,742
Henkel AG & Company KGaA	3,543	256,958
Infineon Technologies AG	46,567	1,987,113
Knorr-Bremse AG	2,587	250,932
LEG Immobilien SE	2,553	227,247
Mercedes-Benz Group AG	25,751	1,500,262
Merck KGaA	4,533	587,743
MTU Aero Engines AG	1,919	852,525
Muenchener Rueckversicherungs-Gesellschaft AG	4,770	3,097,333
Nemetschek SE	2,010	291,436
Rational AG	172	144,532
Rheinmetall AG	1,594	3,375,619
RWE AG	22,545	942,117
SAP SE	37,235	11,385,730
Scout24 SE (B)	2,729	376,736
Siemens AG	27,100	6,960,877
Siemens Energy AG (A)	24,227	2,831,681
Siemens Healthineers AG (B)	11,899	660,567
Symrise AG	4,743	497,373
Talanx AG	2,354	305,177
Vonovia SE	26,430	937,035
Zalando SE (A)(B)	7,664	252,892
		67,667,497
Greece - 0.2%
Alpha Bank SA	82,858	291,833
Eurobank Ergasias Services and Holdings SA	91,237	314,247
FF Group (A)(E)	1,869	0
Hellenic Telecommunications Organization SA	5,794	110,174
JUMBO SA	3,913	135,326
Metlen Energy & Metals SA	3,775	204,644
National Bank of Greece SA	31,216	398,028
OPAP SA	7,073	160,386
Piraeus Financial Holdings SA	36,819	255,075
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Public Power Corp. SA	6,989	$114,218
		1,983,931
Hong Kong - 1.7%
AIA Group, Ltd.	382,200	3,462,135
Alibaba Health Information Technology, Ltd. (A)	194,000	117,742
Beijing Enterprises Holdings, Ltd.	19,786	81,582
Beijing Enterprises Water Group, Ltd.	126,000	38,052
BOC Hong Kong Holdings, Ltd.	132,328	576,056
Bosideng International Holdings, Ltd.	182,000	107,866
C&D International Investment Group, Ltd.	27,256	55,386
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,741
China Gas Holdings, Ltd.	106,663	99,761
China Merchants Port Holdings Company, Ltd.	52,898	96,420
China Overseas Land & Investment, Ltd.	131,382	229,024
China Power International Development, Ltd.	185,000	70,511
China Resources Beer Holdings Company, Ltd.	55,979	179,064
China Resources Gas Group, Ltd.	30,000	76,799
China Resources Land, Ltd.	110,964	377,809
China Resources Power Holdings Company, Ltd.	76,244	184,223
China Ruyi Holdings, Ltd. (A)	304,000	98,040
China State Construction International Holdings, Ltd.	71,250	107,539
China Taiping Insurance Holdings Company, Ltd.	60,500	118,402
Chow Tai Fook Jewellery Group, Ltd.	80,800	138,545
CK Asset Holdings, Ltd.	68,546	302,893
CK Hutchison Holdings, Ltd.	94,163	579,826
CK Infrastructure Holdings, Ltd.	21,272	140,869
CLP Holdings, Ltd.	58,900	497,455
Far East Horizon, Ltd.	66,000	57,367
Futu Holdings, Ltd., ADR	2,200	271,898
Galaxy Entertainment Group, Ltd.	77,000	343,235
GCL Technology Holdings, Ltd. (A)	759,000	96,944
Geely Automobile Holdings, Ltd.	217,000	442,941
Guangdong Investment, Ltd.	99,220	83,140
Hang Seng Bank, Ltd.	27,319	409,954
Henderson Land Development Company, Ltd.	55,324	194,298
HKT Trust & HKT, Ltd.	145,233	217,134
Hong Kong & China Gas Company, Ltd.	404,091	339,756
Hong Kong Exchanges & Clearing, Ltd.	42,714	2,297,438
Hongkong Land Holdings, Ltd.	37,200	214,765
Jardine Matheson Holdings, Ltd.	5,900	283,570
Kunlun Energy Company, Ltd.	134,000	130,247
Link REIT	90,646	485,545
MTR Corp., Ltd.	59,022	212,237
Orient Overseas International, Ltd.	4,500	76,585
Power Assets Holdings, Ltd.	49,582	318,791
Prudential PLC	92,854	1,162,180
Sino Biopharmaceutical, Ltd.	346,500	233,105
Sino Land Company, Ltd.	138,789	147,829
SITC International Holdings Company, Ltd.	52,000	166,712
Sun Hung Kai Properties, Ltd.	51,130	589,173
Swire Pacific, Ltd., Class A	14,663	125,693
Techtronic Industries Company, Ltd.	51,500	568,249
The Wharf Holdings, Ltd.	37,000	112,808
Want Want China Holdings, Ltd.	163,000	114,003
WH Group, Ltd. (B)	297,343	286,577

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wharf Real Estate Investment Company, Ltd.	62,876	$178,479
		17,908,393
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	135,259
OTP Bank NYRT	8,008	640,080
Richter Gedeon NYRT	4,794	141,486
		916,825
India - 5.2%
ABB India, Ltd.	1,809	128,413
Adani Enterprises, Ltd.	5,762	176,437
Adani Ports & Special Economic Zone, Ltd.	19,257	324,341
Adani Power, Ltd. (A)	20,305	138,481
Alkem Laboratories, Ltd.	1,469	84,613
Ambuja Cements, Ltd.	21,958	147,858
APL Apollo Tubes, Ltd.	6,432	130,369
Apollo Hospitals Enterprise, Ltd.	3,469	292,890
Ashok Leyland, Ltd.	49,576	144,304
Asian Paints, Ltd.	13,278	362,735
Astral, Ltd.	4,648	81,686
AU Small Finance Bank, Ltd. (B)	12,818	122,574
Aurobindo Pharma, Ltd. (A)	9,153	120,938
Avenue Supermarts, Ltd. (A)(B)	5,630	286,787
Axis Bank, Ltd.	81,732	1,142,917
Bajaj Auto, Ltd.	2,390	233,277
Bajaj Finance, Ltd.	99,470	1,086,927
Bajaj Finserv, Ltd.	13,664	327,434
Bajaj Holdings & Investment, Ltd.	912	152,188
Balkrishna Industries, Ltd.	2,611	74,315
Bank of Baroda	35,251	102,171
Bharat Electronics, Ltd.	130,326	642,912
Bharat Forge, Ltd.	8,648	131,908
Bharat Heavy Electricals, Ltd.	35,988	111,863
Bharat Petroleum Corp., Ltd.	51,282	198,312
Bharti Airtel, Ltd.	91,497	2,144,101
Bosch, Ltd.	260	98,887
Britannia Industries, Ltd.	3,751	254,782
BSE, Ltd.	6,984	226,262
Canara Bank	63,900	85,028
CG Power & Industrial Solutions, Ltd.	20,819	165,400
Cholamandalam Investment and Finance Company, Ltd.	14,529	276,033
Cipla, Ltd.	19,879	348,573
Coal India, Ltd.	64,781	296,195
Colgate-Palmolive India, Ltd.	4,685	131,740
Container Corp. of India, Ltd.	9,153	81,218
Coromandel International, Ltd.	4,202	122,365
Cummins India, Ltd.	4,680	185,590
Dabur India, Ltd.	21,327	120,620
Divi's Laboratories, Ltd.	4,260	339,371
Dixon Technologies India, Ltd.	1,289	225,409
DLF, Ltd.	25,583	250,157
Dr. Reddy's Laboratories, Ltd.	1,570	23,576
Dr. Reddy's Laboratories, Ltd., ADR	18,540	278,656
Eicher Motors, Ltd.	4,712	309,963
Eternal, Ltd. (A)	258,085	794,247
FSN E-Commerce Ventures, Ltd. (A)	40,782	98,958
GAIL India, Ltd.	3,491	7,766
GAIL India, Ltd., GDR	12,953	172,600
GMR Airports, Ltd. (A)	83,177	82,786
Godrej Consumer Products, Ltd.	14,095	193,405
Godrej Properties, Ltd. (A)	5,627	153,594
Grasim Industries, Ltd.	9,706	321,607
Havells India, Ltd.	8,636	156,374
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
HCL Technologies, Ltd.	33,867	$684,169
HDFC Asset Management Company, Ltd. (B)	3,310	200,557
HDFC Bank, Ltd.	201,919	4,710,359
HDFC Life Insurance Company, Ltd. (B)	33,493	317,237
Hero MotoCorp, Ltd.	4,132	204,078
Hindalco Industries, Ltd.	48,079	388,980
Hindustan Aeronautics, Ltd.	7,067	402,095
Hindustan Petroleum Corp., Ltd.	34,143	174,141
Hindustan Unilever, Ltd.	28,966	775,703
Hyundai Motor India, Ltd. (A)	5,657	146,196
ICICI Bank, Ltd.	103,117	1,746,508
ICICI Bank, Ltd., ADR	42,418	1,426,942
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	193,562
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	91,471
IDFC First Bank, Ltd. (A)	119,836	101,693
Indian Oil Corp., Ltd.	97,345	166,922
Indian Railway Catering & Tourism Corp., Ltd.	7,983	72,806
Indus Towers, Ltd. (A)	47,036	231,466
IndusInd Bank, Ltd. (A)	20,069	204,313
Info Edge India, Ltd.	12,707	219,828
Infosys, Ltd.	4,319	80,771
Infosys, Ltd., ADR (D)	114,159	2,115,366
InterGlobe Aviation, Ltd. (A)(B)	6,756	470,048
ITC, Ltd.	107,095	519,915
Jindal Stainless, Ltd.	11,602	95,848
Jindal Steel & Power, Ltd.	15,135	165,921
Jio Financial Services, Ltd. (A)	102,813	392,962
JSW Energy, Ltd.	15,581	94,987
JSW Steel, Ltd.	21,158	251,533
Jubilant Foodworks, Ltd.	13,701	112,442
Kalyan Jewellers India, Ltd.	14,477	93,759
Kotak Mahindra Bank, Ltd.	38,512	970,049
Larsen & Toubro, Ltd.	24,028	1,028,763
LTIMindtree, Ltd. (B)	2,498	154,781
Lupin, Ltd.	7,879	177,909
Macrotech Developers, Ltd. (B)	10,508	169,988
Mahindra & Mahindra, Ltd.	3,736	138,478
Mahindra & Mahindra, Ltd., GDR	29,450	1,076,773
Mankind Pharma, Ltd. (A)	4,645	125,983
Marico, Ltd.	17,795	149,834
Maruti Suzuki India, Ltd.	4,407	637,788
Max Healthcare Institute, Ltd.	26,906	400,048
Mphasis, Ltd.	3,967	131,918
MRF, Ltd.	80	132,487
Muthoot Finance, Ltd.	4,018	123,185
Nestle India, Ltd.	11,678	335,307
NHPC, Ltd.	106,146	106,202
NMDC, Ltd.	106,008	86,565
NTPC, Ltd.	153,697	599,997
Oberoi Realty, Ltd.	4,466	99,829
Oil & Natural Gas Corp., Ltd.	110,780	315,245
Oil India, Ltd.	17,099	86,738
Oracle Financial Services Software, Ltd.	760	79,599
Page Industries, Ltd.	212	121,766
PB Fintech, Ltd. (A)	12,509	265,039
Persistent Systems, Ltd.	3,957	279,300
Petronet LNG, Ltd.	25,955	91,512
PI Industries, Ltd.	2,778	133,171
Pidilite Industries, Ltd.	5,254	186,796
Polycab India, Ltd.	1,852	141,379
Power Finance Corp., Ltd.	51,161	255,129

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Power Grid Corp. of India, Ltd.	163,799	$571,070
Prestige Estates Projects, Ltd.	6,144	119,046
Punjab National Bank	75,867	97,723
Rail Vikas Nigam, Ltd.	18,264	84,909
REC, Ltd.	45,358	213,223
Reliance Industries, Ltd.	47,488	830,805
Reliance Industries, Ltd., GDR (B)	40,805	2,845,412
Samvardhana Motherson International, Ltd.	116,503	210,344
SBI Cards & Payment Services, Ltd.	9,870	109,131
SBI Life Insurance Company, Ltd. (B)	16,080	343,875
Shree Cement, Ltd.	305	110,114
Shriram Finance, Ltd.	50,288	414,915
Siemens, Ltd.	3,067	116,570
Solar Industries India, Ltd.	956	196,225
Sona BLW Precision Forgings, Ltd. (B)	13,867	77,994
SRF, Ltd.	4,927	185,970
State Bank of India	3,731	35,668
State Bank of India, GDR	5,914	554,166
Sun Pharmaceutical Industries, Ltd.	34,222	668,695
Sundaram Finance, Ltd.	2,348	141,717
Supreme Industries, Ltd.	2,145	109,202
Suzlon Energy, Ltd. (A)	335,422	264,574
Tata Communications, Ltd.	3,897	76,653
Tata Consultancy Services, Ltd.	32,254	1,301,679
Tata Consumer Products, Ltd.	20,545	263,122
Tata Elxsi, Ltd.	1,170	85,964
Tata Motors, Ltd.	72,198	579,462
Tata Steel, Ltd.	26,136	48,758
Tata Steel, Ltd., GDR	23,852	445,288
Tech Mahindra, Ltd.	18,580	365,284
The Indian Hotels Company, Ltd.	30,454	269,947
The Phoenix Mills, Ltd.	6,924	126,266
The Tata Power Company, Ltd.	57,820	273,670
Thermax, Ltd.	1,469	58,510
Titan Company, Ltd.	12,663	544,665
Torrent Pharmaceuticals, Ltd.	4,375	174,060
Torrent Power, Ltd.	5,925	101,313
Trent, Ltd.	6,465	467,558
Tube Investments of India, Ltd.	3,625	131,629
TVS Motor Company, Ltd.	8,184	277,789
UltraTech Cement, Ltd.	3,177	447,820
UltraTech Cement, Ltd., GDR	1,026	144,676
Union Bank of India, Ltd.	51,073	91,373
United Spirits, Ltd.	10,125	168,611
UPL, Ltd.	15,210	117,281
UPL, Ltd., Partly Paid Shares (A)	1,901	9,555
Varun Beverages, Ltd.	47,086	250,979
Vedanta, Ltd.	47,644	256,903
Vodafone Idea, Ltd. (A)	832,452	72,375
Voltas, Ltd.	7,546	115,736
Wipro, Ltd.	2,274	7,069
Wipro, Ltd., ADR	88,126	266,141
Yes Bank, Ltd. (A)	506,651	120,304
Zydus Lifesciences, Ltd.	8,814	101,801
		56,209,638
Indonesia - 0.3%
Alamtri Resources Indonesia Tbk PT	495,900	55,984
Amman Mineral Internasional PT (A)	222,800	116,173
Astra International Tbk PT	721,800	200,166
Bank Central Asia Tbk PT	1,978,100	1,057,388
Bank Mandiri Persero Tbk PT	1,309,248	393,278
Bank Negara Indonesia Persero Tbk PT	553,000	140,353
Bank Rakyat Indonesia Persero Tbk PT	2,431,948	560,710
Barito Pacific Tbk PT (A)	733,695	75,083
Chandra Asri Pacific Tbk PT	308,500	187,762
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	276,000	$79,908
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	113,386
Indofood CBP Sukses Makmur Tbk PT	74,500	48,206
Indofood Sukses Makmur Tbk PT	147,500	73,858
Kalbe Farma Tbk PT	855,000	80,418
Sumber Alfaria Trijaya Tbk PT	655,300	96,515
Telkom Indonesia Persero Tbk PT	1,699,700	290,787
Telkom Indonesia Persero Tbk PT, ADR	358	6,065
United Tractors Tbk PT	55,279	73,028
		3,649,068
Ireland - 0.8%
AerCap Holdings NV	6,800	795,600
AIB Group PLC	74,725	616,696
Bank of Ireland Group PLC	36,548	520,815
DCC PLC	3,357	217,871
Experian PLC	32,652	1,683,736
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,328	411,608
Kerry Group PLC, Class A	544	60,105
Kerry Group PLC, Class A (London Stock Exchange)	5,260	565,333
Kingspan Group PLC	226	19,257
Kingspan Group PLC (London Stock Exchange) (A)	5,232	479,423
PDD Holdings, Inc., ADR (A)	24,800	2,595,568
Ryanair Holdings PLC	30,317	859,965
		8,825,977
Israel - 0.6%
Azrieli Group, Ltd.	1,424	131,135
Bank Hapoalim BM	44,745	859,465
Bank Leumi Le-Israel BM	54,437	1,012,830
Check Point Software Technologies, Ltd. (A)	3,116	689,415
CyberArk Software, Ltd. (A)	1,700	691,696
Elbit Systems, Ltd.	969	431,625
ICL Group, Ltd.	27,153	186,413
Isracard, Ltd.	1	3
Israel Discount Bank, Ltd., Class A	44,642	445,292
Mizrahi Tefahot Bank, Ltd.	5,543	361,580
Monday.com, Ltd. (A)	1,400	440,272
Nice, Ltd. (A)	2,200	372,929
Teva Pharmaceutical Industries, Ltd. (A)	33,126	557,318
Teva Pharmaceutical Industries, Ltd., ADR (A)	8,700	145,812
Wix.com, Ltd. (A)	1,900	301,074
		6,626,859
Italy - 1.9%
Banca Mediolanum SpA	7,974	137,418
Banco BPM SpA	45,364	529,514
BPER Banca SpA	34,925	316,990
Davide Campari-Milano NV	21,368	143,857
DiaSorin SpA	732	78,346
Enel SpA	290,019	2,752,492
Eni SpA	78,545	1,268,829
Ferrari NV	4,495	2,202,155
FinecoBank SpA	22,046	489,060
Generali	33,048	1,175,570
Infrastrutture Wireless Italiane SpA (B)	11,205	137,015
Intesa Sanpaolo SpA	539,618	3,108,430
Leonardo SpA	14,406	812,888
Mediobanca Banca di Credito Finanziario SpA	18,112	421,485
Moncler SpA	8,302	473,560
Nexi SpA (B)	20,345	121,507

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Poste Italiane SpA (B)	16,613	$356,945
Prysmian SpA	10,020	709,410
Recordati Industria Chimica e Farmaceutica SpA	4,175	262,420
Snam SpA	70,720	428,118
Telecom Italia SpA (A)	387,741	191,589
Terna - Rete Elettrica Nazionale	49,344	507,305
UniCredit SpA	49,989	3,353,438
Unipol Assicurazioni SpA	13,849	274,277
		20,252,618
Japan - 13.6%
Advantest Corp.	27,200	2,016,363
Aeon Company, Ltd.	23,300	714,210
AGC, Inc.	7,300	214,150
Aisin Corp.	19,100	244,335
Ajinomoto Company, Inc.	33,000	895,064
ANA Holdings, Inc.	5,300	103,774
Asahi Group Holdings, Ltd.	51,700	691,081
Asahi Kasei Corp.	42,800	304,683
Asics Corp.	23,600	601,809
Astellas Pharma, Inc.	63,300	619,767
Bandai Namco Holdings, Inc.	20,997	752,516
Bridgestone Corp.	20,100	821,933
Canon, Inc.	33,300	965,824
Capcom Company, Ltd.	12,000	409,818
Central Japan Railway Company	27,200	608,045
Chubu Electric Power Company, Inc.	22,000	272,237
Chugai Pharmaceutical Company, Ltd.	23,800	1,242,784
Concordia Financial Group, Ltd.	39,100	253,750
Dai Nippon Printing Company, Ltd.	14,000	212,518
Daifuku Company, Ltd.	11,700	300,993
Dai-ichi Life Holdings, Inc.	128,700	978,455
Daiichi Sankyo Company, Ltd.	62,000	1,436,421
Daikin Industries, Ltd.	9,400	1,103,406
Daito Trust Construction Company, Ltd.	2,000	217,837
Daiwa House Industry Company, Ltd.	20,800	714,746
Daiwa Securities Group, Inc.	47,000	333,795
Denso Corp.	67,500	910,932
Dentsu Group, Inc.	7,500	166,185
Disco Corp.	3,300	977,603
East Japan Railway Company	32,400	696,954
Eisai Company, Ltd.	9,600	275,716
ENEOS Holdings, Inc.	98,411	487,807
FANUC Corp.	33,400	906,719
Fast Retailing Company, Ltd.	6,800	2,331,474
Fuji Electric Company, Ltd.	4,600	211,839
FUJIFILM Holdings Corp.	39,900	864,057
Fujikura, Ltd.	8,800	462,928
Fujitsu, Ltd.	62,600	1,518,637
Hankyu Hanshin Holdings, Inc.	8,400	228,343
Hikari Tsushin, Inc.	600	177,160
Hitachi, Ltd.	163,400	4,749,112
Honda Motor Company, Ltd.	158,700	1,530,320
Hoshizaki Corp.	3,800	130,941
Hoya Corp.	12,300	1,460,774
Hulic Company, Ltd.	15,600	157,354
Idemitsu Kosan Company, Ltd.	30,730	186,358
IHI Corp.	5,200	562,451
Inpex Corp.	30,900	433,748
Isuzu Motors, Ltd.	19,800	250,825
ITOCHU Corp.	42,400	2,220,275
Japan Airlines Company, Ltd.	4,700	95,861
Japan Exchange Group, Inc.	35,900	363,668
Japan Post Bank Company, Ltd.	64,300	693,188
Japan Post Holdings Company, Ltd.	67,400	624,273
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Post Insurance Company, Ltd.	6,400	$144,898
Japan Tobacco, Inc.	42,500	1,252,025
JFE Holdings, Inc.	19,800	230,327
Kajima Corp.	15,100	393,834
Kao Corp.	16,600	743,773
Kawasaki Kisen Kaisha, Ltd.	14,100	199,685
KDDI Corp.	108,800	1,868,159
Keyence Corp.	6,896	2,757,214
Kikkoman Corp.	23,100	214,272
Kirin Holdings Company, Ltd.	27,200	381,171
Kobe Bussan Company, Ltd.	5,500	170,806
Komatsu, Ltd.	32,100	1,059,093
Konami Group Corp.	3,600	569,166
Kubota Corp.	35,000	394,692
Kyocera Corp.	45,000	540,466
Kyowa Kirin Company, Ltd.	9,473	162,152
Lasertec Corp.	2,800	375,370
LY Corp.	99,300	365,683
M3, Inc.	16,200	222,535
Makita Corp.	8,700	267,942
Marubeni Corp.	50,200	1,011,943
MatsukiyoCocokara & Company	11,700	240,675
MEIJI Holdings Company, Ltd.	8,200	181,333
MINEBEA MITSUMI, Inc.	12,500	182,797
Mitsubishi Chemical Group Corp.	46,900	246,507
Mitsubishi Corp.	121,900	2,435,791
Mitsubishi Electric Corp.	67,400	1,449,704
Mitsubishi Estate Company, Ltd.	37,900	710,516
Mitsubishi HC Capital, Inc.	32,100	236,343
Mitsubishi Heavy Industries, Ltd.	114,300	2,860,286
Mitsubishi UFJ Financial Group, Inc.	408,800	5,573,411
Mitsui & Company, Ltd.	89,200	1,817,893
Mitsui Fudosan Company, Ltd.	94,100	910,990
Mitsui OSK Lines, Ltd.	12,000	400,797
Mizuho Financial Group, Inc.	85,210	2,365,423
MonotaRO Company, Ltd.	9,000	177,173
MS&AD Insurance Group Holdings, Inc.	45,900	1,026,122
Murata Manufacturing Company, Ltd.	59,500	879,451
NEC Corp.	43,600	1,272,032
Nexon Company, Ltd.	11,400	229,614
Nidec Corp.	29,200	567,446
Nintendo Company, Ltd.	39,400	3,783,573
Nippon Building Fund, Inc.	280	258,546
Nippon Paint Holdings Company, Ltd.	33,800	271,828
Nippon Sanso Holdings Corp.	6,500	245,970
Nippon Steel Corp.	34,600	654,353
Nippon Telegraph & Telephone Corp.	1,065,500	1,139,137
Nippon Yusen KK	15,400	554,014
Nissan Motor Company, Ltd. (A)	75,800	183,404
Nissin Foods Holdings Company, Ltd.	7,100	147,504
Nitori Holdings Company, Ltd.	2,800	269,501
Nitto Denko Corp.	25,000	482,787
Nomura Holdings, Inc.	105,900	697,849
Nomura Research Institute, Ltd.	13,346	533,805
Obayashi Corp.	22,500	340,916
Obic Company, Ltd.	11,700	454,955
Olympus Corp.	40,500	481,072
Omron Corp.	5,900	159,043
Ono Pharmaceutical Company, Ltd.	14,000	151,729
Oracle Corp. Japan	1,500	178,786
Oriental Land Company, Ltd.	38,300	882,117
ORIX Corp.	41,100	927,490
Osaka Gas Company, Ltd.	13,200	338,579
Otsuka Corp.	7,600	154,823
Otsuka Holdings Company, Ltd.	15,600	773,437

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pan Pacific International Holdings Corp.	13,400	$460,894
Panasonic Holdings Corp.	82,100	878,414
Rakuten Group, Inc. (A)	52,800	290,937
Recruit Holdings Company, Ltd.	50,200	2,952,091
Renesas Electronics Corp.	60,000	742,285
Resona Holdings, Inc.	73,400	677,909
Ricoh Company, Ltd.	18,600	175,536
Sanrio Company, Ltd.	6,400	309,476
SBI Holdings, Inc.	9,513	331,482
SCREEN Holdings Company, Ltd.	2,800	227,672
SCSK Corp.	5,400	162,689
Secom Company, Ltd.	14,800	531,688
Sekisui Chemical Company, Ltd.	13,400	242,683
Sekisui House, Ltd.	21,400	471,000
Seven & i Holdings Company, Ltd.	78,500	1,263,482
SG Holdings Company, Ltd.	12,400	138,111
Shimadzu Corp.	8,000	197,784
Shimano, Inc.	2,700	391,447
Shin-Etsu Chemical Company, Ltd.	64,200	2,120,010
Shionogi & Company, Ltd.	26,400	475,260
Shiseido Company, Ltd.	14,000	250,049
SMC Corp.	2,000	716,724
SoftBank Corp.	1,020,800	1,581,169
SoftBank Group Corp.	34,100	2,479,275
Sompo Holdings, Inc.	31,600	952,259
Sony Group Corp.	219,300	5,701,867
Subaru Corp.	20,800	360,597
Sumitomo Corp.	38,900	1,003,881
Sumitomo Electric Industries, Ltd.	25,800	553,240
Sumitomo Metal Mining Company, Ltd.	9,200	226,734
Sumitomo Mitsui Financial Group, Inc.	131,500	3,311,295
Sumitomo Mitsui Trust Group, Inc.	23,100	614,401
Sumitomo Realty & Development Company, Ltd.	11,000	424,813
Suntory Beverage & Food, Ltd.	5,000	159,897
Suzuki Motor Corp.	55,100	664,298
Sysmex Corp.	18,000	313,330
T&D Holdings, Inc.	16,900	370,957
Taisei Corp.	5,800	337,795
Takeda Pharmaceutical Company, Ltd.	56,776	1,752,844
TDK Corp.	69,300	808,908
Terumo Corp.	47,000	862,538
The Chiba Bank, Ltd.	21,600	199,621
The Kansai Electric Power Company, Inc.	32,900	390,188
TIS, Inc.	7,800	261,375
Toho Company, Ltd.	4,067	239,936
Tokio Marine Holdings, Inc.	65,500	2,775,957
Tokyo Electron, Ltd.	16,000	3,064,150
Tokyo Gas Company, Ltd.	12,600	419,102
Tokyo Metro Company, Ltd.	10,100	117,530
Tokyu Corp.	17,900	212,941
TOPPAN Holdings, Inc.	8,300	225,486
Toray Industries, Inc.	50,800	347,739
Toyota Industries Corp.	5,800	654,604
Toyota Motor Corp.	337,900	5,819,647
Toyota Tsusho Corp.	22,500	509,653
Trend Micro, Inc.	4,600	318,163
Unicharm Corp.	40,500	292,442
West Japan Railway Company	16,200	370,349
Yakult Honsha Company, Ltd.	8,686	163,583
Yamaha Motor Company, Ltd.	31,500	235,717
Yokogawa Electric Corp.	7,886	210,665
Zensho Holdings Company, Ltd.	3,400	205,790
ZOZO, Inc.	14,400	155,588
		145,538,491
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg - 0.1%
ArcelorMittal SA	16,521	$524,614
CVC Capital Partners PLC (B)	7,461	153,409
Eurofins Scientific SE	4,949	352,693
Reinet Investments SCA	5,229	170,710
Tenaris SA	15,170	284,358
Zabka Group SA (A)	10,443	62,767
		1,548,551
Macau - 0.0%
Sands China, Ltd. (A)	82,400	172,210
Malaysia - 0.4%
AMMB Holdings BHD	80,487	97,519
Axiata Group BHD	101,690	55,807
CELCOMDIGI BHD	124,000	115,824
CIMB Group Holdings BHD	280,228	451,967
Gamuda BHD	168,617	191,932
Genting BHD	72,900	52,818
Hong Leong Bank BHD	23,269	108,328
IHH Healthcare BHD	75,900	122,961
IOI Corp. BHD	81,966	72,842
Kuala Lumpur Kepong BHD	18,132	89,188
Malayan Banking BHD	191,314	440,735
Maxis BHD	82,800	71,034
MISC BHD	45,780	82,552
Mr. D.I.Y Group M BHD (B)	115,950	45,167
Nestle Malaysia BHD	2,800	51,034
Petronas Chemicals Group BHD	99,800	82,795
Petronas Dagangan BHD	12,200	62,376
Petronas Gas BHD	27,300	114,210
PPB Group BHD	21,240	51,889
Press Metal Aluminium Holdings BHD	130,600	160,827
Public Bank BHD	510,590	522,679
QL Resources BHD	52,700	57,596
RHB Bank BHD	62,165	93,006
SD Guthrie BHD	70,286	77,501
Sime Darby BHD	108,224	42,415
Sunway BHD	80,500	89,896
Telekom Malaysia BHD	43,415	67,582
Tenaga Nasional BHD	101,250	346,015
YTL Corp. BHD	113,900	62,816
YTL Power International BHD	84,300	79,671
		3,960,982
Mexico - 0.6%
Alfa SAB de CV, Class A	113,043	83,437
America Movil SAB de CV, Series B	657,032	588,246
Arca Continental SAB de CV	17,800	188,582
Cemex SAB de CV, Series CPO	540,349	374,065
Coca-Cola Femsa SAB de CV	18,112	175,449
Fibra Uno Administracion SA de CV	101,500	140,313
Fomento Economico Mexicano SAB de CV	61,420	631,859
Gruma SAB de CV, Class B	6,020	103,827
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	128,894
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	325,069
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	209,408
Grupo Bimbo SAB de CV, Series A	44,984	125,474
Grupo Carso SAB de CV, Series A1	19,322	137,734
Grupo Comercial Chedraui SA de CV	10,100	79,979
Grupo Financiero Banorte SAB de CV, Series O	91,362	838,372
Grupo Financiero Inbursa SAB de CV, Series O	63,138	163,157

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Mexico SAB de CV, Series B	109,666	$661,871
Industrias Penoles SAB de CV (A)	6,883	192,443
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	96,022
Prologis Property Mexico SA de CV	39,046	147,220
Promotora y Operadora de Infraestructura SAB de CV	5,800	65,417
Qualitas Controladora SAB de CV	7,000	71,957
Wal-Mart de Mexico SAB de CV	186,588	617,303
		6,146,098
Netherlands - 3.1%
ABN AMRO Bank NV (B)	16,273	444,351
Adyen NV (A)(B)	898	1,649,214
Aegon, Ltd.	46,032	333,581
Akzo Nobel NV	6,168	432,771
Argenx SE (A)	2,177	1,205,152
ASM International NV	1,671	1,071,912
ASML Holding NV	14,043	11,253,201
ASR Nederland NV	5,748	381,930
BE Semiconductor Industries NV	2,940	439,688
Euronext NV (B)	2,829	484,728
EXOR NV	3,503	353,620
Ferrovial SE	18,210	971,373
Heineken Holding NV	4,565	340,640
Heineken NV	10,270	895,986
IMCD NV	2,151	289,300
ING Groep NV	112,230	2,459,828
JDE Peet's NV	6,358	181,614
Koninklijke Ahold Delhaize NV	32,723	1,366,726
Koninklijke KPN NV	139,041	678,270
Koninklijke Philips NV	30,876	741,407
NEPI Rockcastle NV (A)	22,555	171,931
NN Group NV	9,653	642,304
Prosus NV (A)	48,285	2,709,108
QIAGEN NV (A)	7,706	371,273
Randstad NV	3,735	172,636
Stellantis NV	37,873	379,342
Stellantis NV (Euronext Paris Exchange)	34,423	345,635
Universal Music Group NV	39,232	1,272,711
Wolters Kluwer NV	8,505	1,422,364
		33,462,596
New Zealand - 0.2%
Auckland International Airport, Ltd.	59,105	279,007
Contact Energy, Ltd.	27,778	152,442
Fisher & Paykel Healthcare Corp., Ltd.	20,719	455,088
Infratil, Ltd.	32,226	207,946
Meridian Energy, Ltd.	46,341	166,788
Xero, Ltd. (A)	5,097	603,124
		1,864,395
Norway - 0.4%
Aker BP ASA	10,753	274,786
DNB Bank ASA	31,611	874,189
Equinor ASA	29,876	754,490
Gjensidige Forsikring ASA	6,934	175,776
Kongsberg Gruppen ASA	15,685	608,294
Mowi ASA	16,033	309,652
Norsk Hydro ASA	48,185	275,927
Orkla ASA	24,150	263,029
Salmar ASA	2,325	100,819
Telenor ASA	21,695	337,839
Yara International ASA	5,667	209,127
		4,183,928
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	94,645
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru (continued)
Credicorp, Ltd.	2,434	$544,048
		638,693
Philippines - 0.1%
Ayala Corp.	8,920	90,241
Ayala Land, Inc.	253,800	121,787
Bank of the Philippine Islands	77,991	179,959
BDO Unibank, Inc.	85,293	231,363
International Container Terminal Services, Inc.	35,820	261,140
Jollibee Foods Corp.	18,900	72,494
Manila Electric Company	9,930	94,971
Metropolitan Bank & Trust Company	65,642	84,486
PLDT, Inc.	2,420	52,324
SM Investments Corp.	8,302	128,510
SM Prime Holdings, Inc.	348,244	145,186
		1,462,461
Poland - 0.3%
Allegro.eu SA (A)(B)	22,612	217,700
Bank Millennium SA (A)	21,629	85,935
Bank Polska Kasa Opieki SA	6,330	326,023
Budimex SA	455	70,517
CCC SA (A)	1,923	109,463
CD Projekt SA	2,349	183,319
Dino Polska SA (A)(B)	1,719	251,202
InPost SA (A)	8,484	141,189
KGHM Polska Miedz SA (A)	4,931	176,489
LPP SA	42	171,176
mBank SA (A)	508	112,452
ORLEN SA	21,026	479,213
PGE Polska Grupa Energetyczna SA (A)	36,175	114,517
Powszechna Kasa Oszczednosci Bank Polski SA	31,391	655,909
Powszechny Zaklad Ubezpieczen SA	21,961	384,034
Santander Bank Polska SA	1,488	204,483
		3,683,621
Portugal - 0.1%
EDP SA	110,532	480,183
Galp Energia SGPS SA	16,011	293,096
Jeronimo Martins SGPS SA	9,675	244,951
		1,018,230
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	0
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	0
LUKOIL PJSC, ADR (A)(E)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	0
Novatek PJSC, GDR (A)(E)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	0
Sberbank of Russia PJSC, ADR (A)(E)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	0
Severstal PAO, GDR (A)(E)	4,250	0
Surgutneftegas PJSC, ADR (A)(E)	22,274	0
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	0
Tatneft PJSC, ADR (A)(E)	7,986	0
VTB Bank PJSC, GDR (A)(E)	50,760	0
		0
Saudi Arabia - 1.0%
ACWA Power Company (A)	5,161	351,775

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Ades Holding Company	11,669	$42,619
Al Rajhi Bank	69,890	1,762,825
Al Rajhi Company for Co-operative Insurance (A)	1,402	48,088
Alinma Bank	43,373	310,068
Almarai Company JSC	17,058	230,553
Arab National Bank	31,564	182,782
Arabian Internet & Communications Services Company	812	57,663
Bank AlBilad	26,130	183,309
Bank Al-Jazira (A)	22,318	76,459
Banque Saudi Fransi	42,947	204,483
Bupa Arabia for Cooperative Insurance Company	2,820	133,894
Dallah Healthcare Company	1,169	40,702
Dar Al Arkan Real Estate Development Company (A)	18,814	96,371
Dr Sulaiman Al Habib Medical Services Group Company	2,961	214,068
Elm Company	856	228,559
Etihad Etisalat Company	13,413	212,140
Jabal Omar Development Company (A)	20,618	110,847
Jarir Marketing Company	20,900	69,867
Makkah Construction & Development Company	3,494	85,895
Mouwasat Medical Services Company	3,348	67,364
Nahdi Medical Company	1,333	45,392
Riyad Bank	53,160	407,236
SABIC Agri-Nutrients Company	7,973	227,972
Sahara International Petrochemical Company	12,775	67,531
SAL Saudi Logistics Services	1,284	64,277
Saudi Arabian Mining Company (A)	47,527	678,713
Saudi Arabian Oil Company (B)	215,731	1,398,782
Saudi Aramco Base Oil Company	1,730	47,150
Saudi Awwal Bank	35,311	317,192
Saudi Basic Industries Corp.	31,563	459,892
Saudi Electricity Company	29,505	115,578
Saudi Industrial Investment Group	11,467	51,303
Saudi Kayan Petrochemical Company (A)	26,130	36,019
Saudi Research & Media Group (A)	1,230	63,397
Saudi Tadawul Group Holding Company	1,623	76,365
Saudi Telecom Company	71,316	808,970
The Company for Cooperative Insurance	2,532	106,672
The Saudi Investment Bank	20,926	81,012
The Saudi National Bank	104,835	1,009,411
Yanbu National Petrochemical Company	9,666	77,878
		10,851,073
Singapore - 1.2%
BOC Aviation, Ltd. (B)	7,400	61,357
CapitaLand Ascendas REIT	128,702	271,581
CapitaLand Integrated Commercial Trust	212,140	362,245
CapitaLand Investment, Ltd.	78,802	164,275
DBS Group Holdings, Ltd.	75,989	2,682,568
Genting Singapore, Ltd.	226,200	127,224
Grab Holdings, Ltd., Class A (A)	82,400	414,472
Keppel, Ltd.	51,969	303,477
Oversea-Chinese Banking Corp., Ltd.	120,702	1,547,800
Sea, Ltd., ADR (A)	13,600	2,175,184
Sembcorp Industries, Ltd.	30,200	162,690
Singapore Airlines, Ltd.	51,250	281,094
Singapore Exchange, Ltd.	30,900	361,815
Singapore Technologies Engineering, Ltd.	56,800	348,280
Singapore Telecommunications, Ltd.	265,040	799,039
Trip.com Group, Ltd.	22,150	1,297,203
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
United Overseas Bank, Ltd.	45,008	$1,273,893
Wilmar International, Ltd.	72,000	162,524
		12,796,721
South Africa - 0.8%
Absa Group, Ltd.	29,798	296,592
Aspen Pharmacare Holdings, Ltd.	13,036	88,051
Bid Corp., Ltd.	11,763	310,593
Capitec Bank Holdings, Ltd.	3,067	613,234
Clicks Group, Ltd.	8,355	174,951
Discovery, Ltd.	18,977	230,693
FirstRand, Ltd.	180,021	769,561
Gold Fields, Ltd.	32,013	758,058
Harmony Gold Mining Company, Ltd.	20,728	288,408
Impala Platinum Holdings, Ltd. (A)	31,717	284,985
Kumba Iron Ore, Ltd.	2,164	34,855
MTN Group, Ltd.	59,164	470,959
Naspers, Ltd., N Shares	6,020	1,878,321
Nedbank Group, Ltd.	16,333	223,812
Old Mutual, Ltd.	182,601	123,827
OUTsurance Group, Ltd.	28,715	127,207
Pepkor Holdings, Ltd. (B)	90,917	139,964
Remgro, Ltd.	17,781	159,130
Sanlam, Ltd.	65,358	327,421
Sasol, Ltd. (A)	19,396	86,367
Shoprite Holdings, Ltd.	17,628	276,073
Standard Bank Group, Ltd.	46,185	592,998
The Bidvest Group, Ltd.	11,986	158,503
Valterra Platinum, Ltd.	3,518	156,646
Valterra Platinum, Ltd. (London Stock Exchange) (A)	4,636	203,635
Vodacom Group, Ltd.	21,952	170,093
Woolworths Holdings, Ltd.	33,746	98,674
		9,043,611
South Korea - 3.0%
Alteogen, Inc. (A)	1,400	385,739
Amorepacific Corp.	975	98,607
Celltrion, Inc.	5,843	689,441
CJ CheilJedang Corp.	287	52,805
Coway Company, Ltd.	1,819	129,983
DB Insurance Company, Ltd.	1,585	144,635
Doosan Bobcat, Inc. (A)	1,900	81,669
Doosan Enerbility Company, Ltd. (A)	15,989	810,052
Ecopro BM Company, Ltd. (A)	1,656	122,969
Ecopro Company, Ltd.	3,437	114,537
Hana Financial Group, Inc.	10,253	653,095
Hanjin Kal Corp.	920	80,017
Hankook Tire & Technology Company, Ltd.	2,561	75,240
Hanmi Semiconductor Company, Ltd.	1,497	112,425
Hanwha Aerospace Company, Ltd.	1,139	714,753
Hanwha Ocean Company, Ltd. (A)	3,771	220,890
Hanwha Systems Company, Ltd.	2,695	115,610
HD Hyundai Company, Ltd.	1,555	148,998
HD Hyundai Electric Company, Ltd.	867	325,027
HD Hyundai Heavy Industries Company, Ltd. (A)	768	242,408
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	1,463	395,070
HLB, Inc. (A)	4,042	146,469
HMM Company, Ltd.	9,425	157,145
HYBE Company, Ltd. (A)	858	196,169
Hyundai Glovis Company, Ltd.	1,298	129,230
Hyundai Mobis Company, Ltd.	2,188	464,180
Hyundai Motor Company	4,858	729,465
Hyundai Rotem Company, Ltd.	2,681	389,055

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Industrial Bank of Korea	9,540	$128,848
Kakao Corp.	10,776	478,005
KakaoBank Corp.	5,704	126,403
KB Financial Group, Inc.	13,290	1,092,123
Kia Corp.	8,406	601,486
Korea Aerospace Industries, Ltd.	2,519	167,282
Korea Electric Power Corp.	7,018	202,801
Korea Electric Power Corp., ADR	4,277	60,904
Korea Investment Holdings Company, Ltd.	1,446	149,218
Korea Zinc Company, Ltd.	182	110,103
Korean Air Lines Company, Ltd.	6,728	113,657
Krafton, Inc. (A)	992	266,341
KT&G Corp.	3,672	346,587
LG Chem, Ltd.	1,733	270,660
LG Corp.	3,251	191,277
LG Display Company, Ltd. (A)	9,494	62,969
LG Display Company, Ltd., ADR (A)	2,454	8,393
LG Electronics, Inc.	3,973	216,668
LG Energy Solution, Ltd. (A)	1,620	355,660
LG H&H Company, Ltd.	358	84,577
LG Innotek Company, Ltd.	575	62,606
LG Uplus Corp.	9,062	95,940
LS Electric Company, Ltd.	526	116,270
Meritz Financial Group, Inc.	3,559	296,068
Mirae Asset Securities Company, Ltd.	7,084	112,279
NAVER Corp.	5,085	987,430
NH Investment & Securities Company, Ltd.	5,165	76,380
Orion Corp.	821	66,061
POSCO Future M Company, Ltd. (A)	1,059	98,839
POSCO Holdings, Inc.	2,532	487,779
Posco International Corp.	1,782	65,418
Samsung Biologics Company, Ltd. (A)(B)	634	465,240
Samsung C&T Corp.	3,239	386,034
Samsung Electro-Mechanics Company, Ltd.	1,973	196,029
Samsung Electronics Company, Ltd.	168,789	7,464,120
Samsung Fire & Marine Insurance Company, Ltd.	1,085	347,892
Samsung Heavy Industries Company, Ltd. (A)	25,103	310,422
Samsung Life Insurance Company, Ltd.	2,756	259,520
Samsung SDI Company, Ltd.	2,173	277,450
Samsung SDS Company, Ltd.	1,499	187,892
Samyang Foods Company, Ltd.	148	152,799
Shinhan Financial Group Company, Ltd.	14,733	667,947
Shinhan Financial Group Company, Ltd., ADR	350	15,813
SK Biopharmaceuticals Company, Ltd. (A)	1,071	72,935
SK Hynix, Inc.	19,469	4,195,210
SK Innovation Company, Ltd.	2,538	230,058
SK Square Company, Ltd. (A)	3,395	456,319
SK Telecom Company, Ltd.	1,870	78,678
SK, Inc.	1,269	191,678
SKC Company, Ltd. (A)	859	69,894
S-Oil Corp.	1,876	83,182
Woori Financial Group, Inc.	22,973	382,253
Yuhan Corp.	1,941	149,497
		32,065,577
Spain - 2.0%
Acciona SA	843	152,048
ACS Actividades de Construccion y Servicios SA	6,496	451,523
Aena SME SA (A)(B)	26,740	713,793
Amadeus IT Group SA	16,064	1,357,139
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	205,508	$3,164,476
Banco de Sabadell SA	191,623	610,043
Banco Santander SA	517,453	4,284,975
Banco Santander SA (Mexican Stock Exchange) (A)	22,856	185,752
Bankinter SA	24,039	313,817
CaixaBank SA	140,517	1,217,557
Cellnex Telecom SA (A)(B)	18,445	718,218
EDP Renovaveis SA	11,064	123,803
Endesa SA	11,538	365,580
Grifols SA (A)	11,763	143,532
Iberdrola SA	206,692	3,976,357
Industria de Diseno Textil SA	38,897	2,029,135
Redeia Corp. SA	14,812	316,944
Repsol SA	40,430	591,347
Telefonica SA	139,075	731,965
		21,448,004
Sweden - 2.3%
AddTech AB, B Shares	9,107	310,472
Alfa Laval AB	10,147	427,377
Assa Abloy AB, B Shares	35,740	1,117,362
Atlas Copco AB, A Shares	95,780	1,548,380
Atlas Copco AB, B Shares	55,658	792,157
Beijer Ref AB	13,260	209,256
Boliden AB (A)	10,135	316,713
Epiroc AB, A Shares	23,702	515,752
Epiroc AB, B Shares	13,906	266,613
EQT AB	13,277	445,390
Essity AB, B Shares	21,462	594,258
Evolution AB (B)	5,948	472,408
Fastighets AB Balder, B Shares (A)	24,258	180,826
Hennes & Mauritz AB, B Shares	20,222	284,809
Hexagon AB, B Shares	74,033	746,223
Holmen AB, B Shares	2,519	99,783
Industrivarden AB, A Shares	4,345	157,956
Industrivarden AB, C Shares	5,545	200,794
Indutrade AB	9,332	254,811
Investment AB Latour, B Shares	5,009	132,114
Investor AB, B Shares	61,718	1,828,913
L.E. Lundbergforetagen AB, B Shares	2,535	126,541
Lifco AB, B Shares	8,478	343,586
Nibe Industrier AB, B Shares	51,776	221,066
Saab AB, B Shares	11,464	640,990
Sagax AB, B Shares	7,738	177,310
Sandvik AB	38,020	873,028
Securitas AB, B Shares	17,323	259,366
Skandinaviska Enskilda Banken AB, A Shares	55,895	974,279
Skanska AB, B Shares	12,135	282,680
SKF AB, B Shares	12,164	279,411
Spotify Technology SA (A)	5,500	4,220,370
Svenska Cellulosa AB SCA, B Shares	20,883	271,537
Svenska Handelsbanken AB, A Shares	52,019	696,393
Swedbank AB, A Shares	30,274	801,847
Swedish Orphan Biovitrum AB (A)	6,982	212,498
Tele2 AB, B Shares	18,899	275,877
Telefonaktiebolaget LM Ericsson, B Shares	98,813	844,389
Telia Company AB	85,858	308,816
Trelleborg AB, B Shares	7,583	282,475
Volvo AB, B Shares	56,642	1,593,770
		24,588,596
Switzerland - 6.2%
ABB, Ltd.	56,394	3,379,626
Alcon, Inc.	17,818	1,580,152
Avolta AG (A)	3,335	181,661

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Baloise Holding AG	1,556	$366,986
Banque Cantonale Vaudoise	1,029	118,677
Barry Callebaut AG	136	148,657
BKW AG	721	158,079
Chocoladefabriken Lindt & Spruengli AG	4	666,902
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	573,022
Cie Financiere Richemont SA, A Shares	19,169	3,627,403
Coca-Cola HBC AG (A)	7,861	410,678
DSM-Firmenich AG	6,631	705,442
EMS-Chemie Holding AG	241	182,197
Galderma Group AG	3,764	547,119
Geberit AG	1,194	940,328
Givaudan SA	329	1,595,494
Glencore PLC (A)	367,527	1,432,117
Helvetia Holding AG	1,353	317,652
Holcim, Ltd. (A)	18,585	1,380,106
Julius Baer Group, Ltd.	7,301	495,262
Kuehne + Nagel International AG	1,701	368,339
Logitech International SA	5,338	484,074
Lonza Group AG	2,563	1,832,964
Nestle SA	93,424	9,288,770
Novartis AG	69,639	8,452,580
Partners Group Holding AG	809	1,058,436
Roche Holding AG	25,052	8,177,465
Roche Holding AG, Bearer Shares	1,158	402,441
Sandoz Group AG	14,915	817,392
Schindler Holding AG	806	292,809
Schindler Holding AG, Participation Certificates	1,428	531,744
SGS SA	5,744	583,221
SIG Group AG (A)	10,451	193,313
Sika AG	5,436	1,479,047
Sonova Holding AG	1,821	543,068
STMicroelectronics NV	23,723	727,396
Straumann Holding AG	3,915	512,433
Swiss Life Holding AG	1,024	1,036,660
Swiss Prime Site AG	2,861	429,505
Swiss Re AG	10,755	1,860,476
Swisscom AG	908	644,760
Temenos AG	1,979	142,162
The Swatch Group AG, Bearer Shares	986	160,975
UBS Group AG	117,279	3,981,826
VAT Group AG (B)	947	401,274
Zurich Insurance Group AG	5,219	3,651,853
		66,862,543
Taiwan - 5.5%
Accton Technology Corp.	18,000	449,888
Acer, Inc.	99,018	102,608
Advantech Company, Ltd.	16,623	192,846
Airtac International Group	5,185	154,373
Alchip Technologies, Ltd.	3,000	318,096
ASE Technology Holding Company, Ltd.	118,338	593,675
Asia Cement Corp.	79,863	116,585
Asia Vital Components Company, Ltd.	12,000	306,509
Asustek Computer, Inc.	24,952	551,623
AUO Corp. (A)	219,061	92,590
Catcher Technology Company, Ltd.	21,184	153,823
Cathay Financial Holding Company, Ltd.	334,373	719,752
Chailease Holding Company, Ltd.	54,966	238,070
Chang Hwa Commercial Bank, Ltd.	233,851	149,697
Cheng Shin Rubber Industry Company, Ltd.	66,680	86,252
China Airlines, Ltd.	94,000	69,457
China Steel Corp.	408,388	262,662
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chunghwa Telecom Company, Ltd.	135,148	$625,132
Compal Electronics, Inc.	139,764	139,016
CTBC Financial Holding Company, Ltd.	595,465	891,191
Delta Electronics, Inc.	69,866	988,670
E Ink Holdings, Inc.	31,000	234,634
E.Sun Financial Holding Company, Ltd.	512,998	576,647
Eclat Textile Company, Ltd. (A)	6,259	87,939
Elite Material Company, Ltd.	10,000	302,387
eMemory Technology, Inc.	2,000	161,913
Eva Airways Corp.	93,000	126,939
Evergreen Marine Corp. Taiwan, Ltd.	39,826	271,202
Far Eastern New Century Corp.	99,875	112,492
Far EasTone Telecommunications Company, Ltd.	61,159	187,481
Feng TAY Enterprise Company, Ltd.	19,262	80,874
First Financial Holding Company, Ltd.	388,869	386,685
Formosa Chemicals & Fibre Corp.	121,212	95,096
Formosa Plastics Corp.	154,086	183,868
Fortune Electric Company, Ltd.	4,400	84,787
Fubon Financial Holding Company, Ltd.	288,641	864,379
Gigabyte Technology Company, Ltd.	20,000	194,344
Global Unichip Corp.	3,000	134,186
Globalwafers Company, Ltd.	9,000	92,888
Hon Hai Precision Industry Company, Ltd.	445,368	2,457,245
Hotai Motor Company, Ltd.	11,200	215,827
Hua Nan Financial Holdings Company, Ltd.	310,297	288,705
Innolux Corp.	261,495	104,741
International Games System Company, Ltd.	9,000	264,202
Inventec Corp.	89,899	130,286
Jentech Precision Industrial Company, Ltd.	3,000	155,247
KGI Financial Holding Company, Ltd.	553,133	283,723
Largan Precision Company, Ltd.	4,143	338,360
Lite-On Technology Corp.	77,626	294,267
Lotes Company, Ltd.	3,000	138,911
MediaTek, Inc.	54,340	2,328,396
Mega Financial Holding Company, Ltd.	422,973	594,010
Micro-Star International Company, Ltd.	25,000	122,913
Nan Ya Plastics Corp.	190,992	178,442
Nien Made Enterprise Company, Ltd.	6,000	83,646
Novatek Microelectronics Corp.	20,361	379,751
Pegatron Corp.	69,989	184,376
PharmaEssentia Corp. (A)	9,000	168,822
Pou Chen Corp.	78,641	83,388
President Chain Store Corp.	19,496	170,980
Quanta Computer, Inc.	96,771	910,264
Realtek Semiconductor Corp.	16,999	330,137
Ruentex Development Company, Ltd.	51,840	52,852
Shin Kong Financial Holding Company, Ltd. (A)	552,956	213,904
SinoPac Financial Holdings Company, Ltd.	394,253	326,536
Synnex Technology International Corp.	41,928	92,404
Taishin Financial Holding Company, Ltd.	404,076	217,962
Taiwan Business Bank	235,202	123,595
Taiwan Cooperative Financial Holding Company, Ltd.	366,659	310,464
Taiwan High Speed Rail Corp.	66,000	63,812
Taiwan Mobile Company, Ltd.	63,257	248,920
Taiwan Semiconductor Manufacturing Company, Ltd.	878,227	32,116,188
TCC Group Holdings Company, Ltd.	232,594	203,027
The Shanghai Commercial & Savings Bank, Ltd.	133,142	211,364
Unimicron Technology Corp.	47,000	183,436

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Uni-President Enterprises Corp.	172,487	$478,117
United Microelectronics Corp.	397,313	599,265
Vanguard International Semiconductor Corp.	33,837	116,522
Voltronic Power Technology Corp.	3,000	129,406
Wan Hai Lines, Ltd.	22,770	69,246
Wistron Corp.	100,000	420,725
Wiwynn Corp.	4,000	347,340
WPG Holdings, Ltd.	54,840	131,813
Yageo Corp.	14,355	238,205
Yang Ming Marine Transport Corp.	60,000	145,856
Yuanta Financial Holding Company, Ltd.	358,632	419,715
Zhen Ding Technology Holding, Ltd.	23,000	79,152
		59,127,721
Thailand - 0.3%
Advanced Info Service PCL	40,400	346,274
Advanced Info Service PCL, NVDR	2,700	23,142
Airports of Thailand PCL	144,700	134,861
Airports of Thailand PCL, NVDR	6,300	5,872
Bangkok Dusit Medical Services PCL, NVDR	387,300	247,851
Bumrungrad Hospital PCL, NVDR	20,500	88,055
Central Pattana PCL, NVDR	71,100	101,124
Charoen Pokphand Foods PCL	136,200	96,453
CP ALL PCL	184,600	250,033
CP ALL PCL, NVDR	20,200	27,360
CP AXTRA PCL, NVDR	70,567	38,923
Delta Electronics Thailand PCL, NVDR	113,300	336,325
Gulf Development PCL, NVDR (A)	159,767	190,440
Home Product Center PCL	204,400	40,940
Kasikornbank PCL, NVDR	20,000	94,472
Krung Thai Bank PCL	113,775	74,632
Minor International PCL, NVDR	131,483	94,053
PTT Exploration & Production PCL	47,147	158,901
PTT Oil & Retail Business PCL, NVDR	102,500	35,708
PTT PCL	329,000	303,807
PTT PCL, NVDR	23,100	21,331
SCB X PCL	23,348	84,433
SCB X PCL, NVDR	6,200	22,421
The Siam Cement PCL	12,000	62,153
The Siam Cement PCL, NVDR	14,300	74,065
TMBThanachart Bank PCL, NVDR	829,800	48,284
True Corp. PCL (A)	269,362	92,125
True Corp. PCL, NVDR (A)	90,400	30,918
		3,124,956
Turkey - 0.2%
Akbank TAS	109,420	187,517
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	177,082
BIM Birlesik Magazalar AS	16,428	204,164
Coca-Cola Icecek AS	28,919	35,759
Eregli Demir ve Celik Fabrikalari TAS	139,344	93,394
Ford Otomotiv Sanayi AS	23,900	53,622
Haci Omer Sabanci Holding AS	41,192	92,783
KOC Holding AS	26,797	103,706
Pegasus Hava Tasimaciligi AS (A)	7,693	49,673
Sasa Polyester Sanayi AS (A)	373,267	28,700
Turk Hava Yollari AO (A)	18,859	134,356
Turkcell Iletisim Hizmetleri AS	42,620	103,092
Turkiye Is Bankasi AS, Class C	336,501	112,934
Turkiye Petrol Rafinerileri AS	34,986	123,029
Turkiye Sise ve Cam Fabrikalari AS	47,094	42,638
Yapi ve Kredi Bankasi AS (A)	118,497	94,381
		1,636,830
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates - 0.0%
NMC Health PLC (A)(E)	4,471	$0
United Kingdom - 8.9%
3i Group PLC	34,523	1,953,727
Admiral Group PLC	9,412	422,659
Anglo American PLC	39,906	1,176,341
AngloGold Ashanti PLC	17,954	820,165
Ashtead Group PLC	15,404	987,794
Associated British Foods PLC	11,883	335,745
AstraZeneca PLC	55,292	7,694,919
Auto Trader Group PLC (B)	31,085	352,092
Aviva PLC	95,427	811,292
BAE Systems PLC	107,416	2,787,745
Barclays PLC	509,300	2,353,350
Barratt Redrow PLC	48,297	302,435
BP PLC	568,773	2,833,785
British American Tobacco PLC	70,637	3,358,520
BT Group PLC	231,833	617,305
Bunzl PLC	11,855	377,776
Centrica PLC	176,008	390,521
Coca-Cola Europacific Partners PLC	1,300	120,536
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	6,887	634,608
Compass Group PLC	60,527	2,050,163
Croda International PLC	4,570	183,476
Diageo PLC	79,349	2,000,866
Entain PLC	21,740	269,263
GSK PLC	146,209	2,787,680
Haleon PLC	321,801	1,653,933
Halma PLC	13,659	600,367
Hikma Pharmaceuticals PLC	5,587	152,463
HSBC Holdings PLC	631,591	7,639,818
Imperial Brands PLC	28,222	1,115,052
Informa PLC	47,912	530,442
InterContinental Hotels Group PLC	5,589	639,017
International Consolidated Airlines Group SA	44,318	208,793
Intertek Group PLC	5,855	381,385
J Sainsbury PLC	64,488	256,653
JD Sports Fashion PLC	87,670	106,911
Kingfisher PLC	65,606	262,003
Land Securities Group PLC	25,882	224,806
Legal & General Group PLC	209,707	733,749
Lloyds Banking Group PLC	2,149,473	2,260,201
London Stock Exchange Group PLC	16,943	2,477,858
M&G PLC	84,096	297,255
Marks & Spencer Group PLC	71,983	350,342
Melrose Industries PLC	45,639	332,396
Mondi PLC	12,600	205,890
Mondi PLC (Johannesburg Stock Exchange)	3,761	61,961
National Grid PLC	174,622	2,563,210
NatWest Group PLC	288,047	2,022,935
Next PLC	4,249	725,701
Pearson PLC	21,043	309,983
Phoenix Group Holdings PLC	25,040	226,539
Reckitt Benckiser Group PLC	24,260	1,652,755
RELX PLC	22,799	1,232,031
RELX PLC (Euronext Amsterdam Exchange)	43,007	2,330,873
Rentokil Initial PLC	88,467	426,832
Rio Tinto PLC	40,243	2,342,300
Rolls-Royce Holdings PLC	302,303	4,006,303
Schroders PLC	29,188	145,155
Segro PLC	46,436	434,693
Severn Trent PLC	9,413	353,666

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Shell PLC	215,400	$7,515,181
Smith & Nephew PLC	30,660	469,533
Smiths Group PLC	12,075	372,444
Spirax Group PLC	2,735	223,646
SSE PLC	39,227	987,738
Standard Chartered PLC	73,749	1,220,434
Tesco PLC	239,923	1,322,817
The Sage Group PLC	35,769	614,252
Unilever PLC	89,200	5,443,522
United Utilities Group PLC	24,018	377,148
Vodafone Group PLC	764,658	818,527
Whitbread PLC	6,683	259,340
Wise PLC, Class A (A)	23,957	342,234
WPP PLC	37,695	265,409
		95,119,259
United States - 0.3%
Amrize, Ltd. (A)	18,585	927,083
BeOne Medicines, Ltd. (A)	29,400	556,161
Brookfield Asset Management, Ltd., Class A	14,568	806,308
Brookfield Renewable Corp.	5,150	168,786
Legend Biotech Corp., ADR (A)	2,500	88,725
RB Global, Inc.	6,600	701,173
Southern Copper Corp.	3,089	312,514
		3,560,750
TOTAL COMMON STOCKS (Cost $666,893,027)		$1,054,567,893
PREFERRED SECURITIES - 0.6%
Brazil - 0.3%
Banco Bradesco SA	186,281	577,039
Banco BTG Pactual SA	4	7
Centrais Eletricas Brasileiras SA, B Shares	7,400	60,487
Cia Energetica de Minas Gerais	61,322	121,897
Companhia Paranaense de Energia, B Shares	38,400	88,065
Gerdau SA	46,536	137,044
Itau Unibanco Holding SA	190,087	1,292,764
Itausa SA	208,595	420,407
Petroleo Brasileiro SA	165,051	953,286
		3,650,996
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	490	17,462
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	173,566
Dr. Ing. h.c. F. Porsche AG (B)	3,890	192,259
Henkel AG & Company KGaA	5,936	466,473
Porsche Automobil Holding SE	5,695	226,084
Sartorius AG	903	229,993
Volkswagen AG	7,263	767,799
		2,056,174
South Korea - 0.1%
Hyundai Motor Company	793	90,556
Hyundai Motor Company, 2nd Preferred Shares	1,197	140,568
Samsung Electronics Company, Ltd.	28,859	1,058,690
		1,289,814
TOTAL PREFERRED SECURITIES (Cost $7,504,363)		$7,014,446
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.0%
Hanwha Aerospace Company, Ltd. (Expiration Date: 7-3-25; Strike Price: KRW 684,000.00) (A)	82	$9,964
Leg Immobilien SE (Expiration Date: 7-4-25) (A)(F)	2,553	8,120
Posco Future M Company, Ltd. (Expiration Date: 7-23-25; Strike Price: KRW 96,400.00) (A)	125	2,779
TOTAL RIGHTS (Cost $7,867)		$20,863
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	0
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	22,780	4,436
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	16,860	6,127
TOTAL WARRANTS (Cost $0)		$10,563
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 4.2596% (G)(H)	229,176	2,292,311
State Street Institutional Us Government Money Market Fund, 4.2676% (G)	6,136,334	6,136,334
TOTAL SHORT-TERM INVESTMENTS (Cost $8,428,646)		$8,428,645
Total Investments (International Equity Index Trust) (Cost $682,833,903) - 99.6%		$1,070,042,410
Other assets and liabilities, net - 0.4%		3,974,856
TOTAL NET ASSETS - 100.0%		$1,074,017,266
Currency Abbreviations
KRW	Korean Won
MYR	Malaysian Ringgit
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	All or a portion of this security is on loan as of 6-30-25.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	38	Long	Sep 2025	$5,033,335	$5,093,710	$60,375
Mini MSCI Emerging Markets Index Futures	39	Long	Sep 2025	2,346,999	2,404,350	57,351
MSCI Kuwait Index Futures	121	Long	Sep 2025	2,207,804	2,353,450	145,646
MSCI Qatar Index Futures	129	Long	Sep 2025	2,243,040	2,296,845	53,805
MSCI UAE Index Futures	90	Long	Sep 2025	4,423,645	4,755,150	331,505
S&P/TSX 60 Index Futures	3	Long	Sep 2025	695,817	704,975	9,158
						$657,840

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%
Australia - 6.0%
Accent Group, Ltd.	6,857	$6,299
Adairs, Ltd.	8,079	11,122
Ainsworth Game Technology, Ltd. (A)	10,192	6,047
Alcidion Group, Ltd. (A)	43,339	2,850
Alkane Resources, Ltd. (A)	25,036	11,878
Alliance Aviation Services, Ltd. (A)	3,238	5,600
AMA Group, Ltd. (A)	150,193	10,377
Amotiv, Ltd.	4,059	21,405
AMP, Ltd.	110,740	91,862
Amplitude Energy, Ltd. (A)	158,205	21,885
Ansell, Ltd.	5,194	103,555
Appen, Ltd. (A)	7,064	5,210
Arafura Rare Earths, Ltd. (A)	147,349	16,986
ARB Corp., Ltd.	3,340	71,873
Archer Materials, Ltd. (A)	10,038	1,419
ARN Media, Ltd.	20,357	6,288
Articore Group, Ltd. (A)	13,929	1,825
AUB Group, Ltd.	5,097	119,275
Audinate Group, Ltd. (A)	1,223	6,022
Aurelia Metals, Ltd. (A)	115,998	14,535
Aussie Broadband, Ltd.	9,321	24,044
Austal, Ltd. (A)	13,722	56,841
Australian Agricultural Company, Ltd. (A)	28,065	25,500
Australian Clinical Labs, Ltd.	5,715	10,452
Australian Ethical Investment, Ltd.	4,074	17,129
Australian Finance Group, Ltd.	15,010	22,604
Australian Strategic Materials, Ltd. (A)	2,805	932
AVZ Minerals, Ltd. (A)(B)	98,026	7,548
Baby Bunting Group, Ltd. (A)	5,551	6,723
Bank of Queensland, Ltd.	24,693	126,413
Bapcor, Ltd.	15,610	51,398
Beach Energy, Ltd.	64,298	55,786
Beacon Lighting Group, Ltd. (C)	6,861	16,344
Bega Cheese, Ltd.	10,885	39,125
Bell Financial Group, Ltd.	10,635	8,020
Bellevue Gold, Ltd. (A)	67,009	40,383
BetMakers Technology Group, Ltd. (A)	14,102	921
Boss Energy, Ltd. (A)	15,075	46,538
Bravura Solutions, Ltd.	19,369	28,317
Breville Group, Ltd.	3,664	71,181
Brickworks, Ltd.	2,970	67,253
Bubs Australia, Ltd. (A)	33,097	3,917
Capricorn Metals, Ltd. (A)	14,475	92,199
Carnarvon Energy, Ltd. (A)	51,813	3,595
Cash Converters International, Ltd.	14,501	2,677
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Catalyst Metals, Ltd. (A)	7,241	$25,063
Cedar Woods Properties, Ltd.	3,145	14,659
Cettire, Ltd. (A)	7,920	1,775
Chalice Mining, Ltd. (A)	19,336	21,586
Challenger, Ltd.	14,347	76,352
Champion Iron, Ltd.	13,415	36,959
Chrysos Corp., Ltd. (A)	1,788	5,536
Clinuvel Pharmaceuticals, Ltd.	2,335	15,953
Clover Corp., Ltd.	8,155	2,759
Coast Entertainment Holdings, Ltd. (A)	39,016	9,750
Codan, Ltd.	4,936	65,296
Collins Foods, Ltd.	5,736	35,105
Corporate Travel Management, Ltd.	4,156	37,846
Credit Corp. Group, Ltd.	3,047	27,100
Dalrymple Bay Infrastructure, Ltd.	9,505	26,594
Data#3, Ltd.	5,537	27,733
Deep Yellow, Ltd. (A)	31,653	34,928
Dicker Data, Ltd.	2,871	15,271
Domain Holdings Australia, Ltd.	5,557	16,068
Domino's Pizza Enterprises, Ltd.	2,592	32,891
Downer EDI, Ltd.	26,043	108,247
Dyno Nobel, Ltd.	19,601	34,693
Eagers Automotive, Ltd.	4,898	56,300
Elders, Ltd.	8,739	36,264
Emeco Holdings, Ltd. (A)	22,924	12,528
Emerald Resources NL (A)	21,418	55,896
EML Payments, Ltd. (A)	16,327	12,536
Enero Group, Ltd.	3,952	1,776
EQT Holdings, Ltd.	1,030	23,074
EVT, Ltd.	4,108	45,013
Finbar Group, Ltd.	8,370	3,971
FleetPartners Group, Ltd. (A)	3,145	6,326
Fleetwood, Ltd.	8,058	13,687
Flight Centre Travel Group, Ltd.	6,231	51,136
Frontier Digital Ventures, Ltd. (A)	11,391	1,572
G8 Education, Ltd.	23,703	18,420
Galan Lithium, Ltd. (A)(C)	24,061	1,914
Generation Development Group, Ltd.	2,690	9,736
Genesis Minerals, Ltd. (A)	26,598	76,466
Gold Road Resources, Ltd.	45,674	99,222
GrainCorp, Ltd., Class A	9,793	50,170
Grange Resources, Ltd.	21,083	2,502
GWA Group, Ltd.	12,453	19,680
Hansen Technologies, Ltd.	6,495	21,314
Healius, Ltd.	30,121	15,569

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Helia Group, Ltd.	14,393	$53,357
Highfield Resources, Ltd. (A)	13,495	1,329
HUB24, Ltd.	1,194	70,071
Humm Group, Ltd.	30,307	11,269
IDP Education, Ltd.	7,627	18,467
IGO, Ltd.	11,182	30,807
Iluka Resources, Ltd.	10,545	26,456
Imdex, Ltd.	25,654	45,930
Immutep, Ltd. (A)	32,224	5,088
Infomedia, Ltd.	17,584	13,721
Inghams Group, Ltd.	13,624	31,834
Insignia Financial, Ltd. (A)	28,538	67,992
Integral Diagnostics, Ltd.	19,333	32,335
Ioneer, Ltd. (A)	61,614	3,925
Ioneer, Ltd., Additional Offering (A)	7,424	473
IPH, Ltd.	11,409	34,374
IRESS, Ltd.	4,820	25,363
IVE Group, Ltd.	11,452	21,696
Johns Lyng Group, Ltd.	7,242	15,130
Jumbo Interactive, Ltd.	2,253	14,528
Jupiter Mines, Ltd.	72,822	9,595
Karoon Energy, Ltd.	26,749	33,756
Kelsian Group, Ltd.	8,384	20,942
Kogan.com, Ltd.	2,032	5,031
Lendlease Corp., Ltd.	20,814	73,759
Lifestyle Communities, Ltd.	4,954	22,842
Lindsay Australia, Ltd.	22,535	10,678
Lovisa Holdings, Ltd.	3,010	62,755
Lycopodium, Ltd.	1,317	8,979
MA Financial Group, Ltd.	4,146	20,752
Macmahon Holdings, Ltd.	112,440	22,668
Macquarie Technology Group, Ltd. (A)	470	20,578
Magellan Financial Group, Ltd.	5,757	32,467
Mayne Pharma Group, Ltd. (A)	4,957	16,295
McMillan Shakespeare, Ltd.	2,468	25,239
McPherson's, Ltd. (A)	9,168	1,509
Megaport, Ltd. (A)	4,479	42,590
Mesoblast, Ltd. (A)	37,977	41,302
Metals X, Ltd. (A)	48,765	17,478
Metcash, Ltd.	41,758	107,482
Michael Hill International, Ltd. (A)	16,629	4,482
Monadelphous Group, Ltd.	4,455	51,478
Monash IVF Group, Ltd.	21,798	10,125
Mount Gibson Iron, Ltd. (A)	19,096	3,393
Myer Holdings, Ltd.	56,935	22,684
MyState, Ltd.	6,971	19,310
Nanosonics, Ltd. (A)	2,276	6,065
Navigator Global Investments, Ltd.	11,684	13,077
Neuren Pharmaceuticals, Ltd. (A)	1,723	16,017
New Hope Corp., Ltd.	23,547	57,342
nib holdings, Ltd.	20,171	93,891
Nick Scali, Ltd.	2,772	33,250
Nickel Industries, Ltd.	57,059	26,150
Nine Entertainment Company Holdings, Ltd.	57,796	61,803
Novonix, Ltd. (A)(C)	11,595	2,896
NRW Holdings, Ltd.	19,940	39,249
Nufarm, Ltd. (A)	14,586	23,669
Nuix, Ltd. (A)	10,473	15,091
Objective Corp., Ltd.	921	11,626
OFX Group, Ltd. (A)	14,134	6,986
Omni Bridgeway, Ltd. (A)	15,737	13,875
oOh!media, Ltd.	31,712	35,934
Ora Banda Mining, Ltd. (A)	35,710	18,297
Orora, Ltd.	56,536	70,436
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Pacific Current Group, Ltd.	1,717	$12,224
Paladin Energy, Ltd. (A)	3,788	20,195
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	2,098	11,077
Pantoro Gold, Ltd. (A)	16,901	34,327
Peet, Ltd.	13,800	15,480
PeopleIN, Ltd. (A)	5,305	2,564
Perenti, Ltd.	35,432	37,848
Perpetual, Ltd.	3,944	46,899
Perseus Mining, Ltd.	54,471	123,714
PEXA Group, Ltd. (A)	4,479	40,059
Platinum Asset Management, Ltd.	22,136	6,706
Praemium, Ltd.	28,131	11,853
Premier Investments, Ltd.	2,387	31,792
Propel Funeral Partners, Ltd.	3,234	9,639
PWR Holdings, Ltd.	3,396	15,501
Ramelius Resources, Ltd.	40,131	67,576
ReadyTech Holdings, Ltd. (A)	4,809	7,281
Regis Healthcare, Ltd.	5,443	28,071
Regis Resources, Ltd. (A)	35,749	104,926
Resolute Mining, Ltd. (A)	88,090	35,887
Ridley Corp., Ltd.	14,265	27,618
RPMGlobal Holdings, Ltd. (A)	6,670	12,767
Sandfire Resources, Ltd. (A)	13,399	99,544
Select Harvests, Ltd. (A)	8,313	22,483
Servcorp, Ltd.	3,171	11,969
Service Stream, Ltd.	27,275	35,577
Seven West Media, Ltd. (A)	85,038	8,125
Silver Mines, Ltd. (A)	92,373	7,054
Sims, Ltd.	7,974	80,583
SmartGroup Corp., Ltd.	4,810	23,344
SolGold PLC (A)	65,333	6,166
Solvar, Ltd.	10,468	11,546
Southern Cross Media Group, Ltd. (A)	17,291	6,076
SRG Global, Ltd.	13,828	15,720
St. Barbara, Ltd. (A)	43,956	8,367
Stanmore Resources, Ltd.	9,875	12,159
Strike Energy, Ltd. (A)	118,299	11,695
Super Retail Group, Ltd.	5,206	48,804
Superloop, Ltd. (A)	16,944	33,608
Supply Network, Ltd.	454	11,174
Syrah Resources, Ltd. (A)	62,038	10,408
Tabcorp Holdings, Ltd.	93,926	44,166
Temple & Webster Group, Ltd. (A)	489	6,862
Ten Sixty Four, Ltd. (A)(B)	8,127	457
The Reject Shop, Ltd.	2,561	11,254
The Star Entertainment Group, Ltd. (A)(C)	35,991	3,205
Tuas, Ltd. (A)	6,509	25,516
Tyro Payments, Ltd. (A)	10,423	6,040
Ventia Services Group Pty, Ltd.	27,017	92,145
Viva Energy Group, Ltd. (D)	28,271	40,225
Vulcan Energy Resources, Ltd. (A)	4,422	10,612
WEB Travel Group, Ltd. (A)	16,369	47,868
Webjet Group, Ltd. (A)	16,369	9,708
West African Resources, Ltd. (A)	52,899	80,353
Westgold Resources, Ltd.	30,316	58,003
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)	12,115	22,775
Whitehaven Coal, Ltd.	27,612	98,567
Zip Company, Ltd. (A)	49,768	100,426
		6,273,945
Austria - 1.5%
Addiko Bank AG (A)	668	14,898
Agrana Beteiligungs AG	724	11,268
ams-OSRAM AG (A)	2,043	27,537

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
ANDRITZ AG	2,533	$188,653
AT&S Austria Technologie & Systemtechnik AG (A)	1,188	24,023
BAWAG Group AG (A)(D)	3,265	417,425
CA Immobilien Anlagen AG	1,426	40,861
CPI Europe AG (A)(C)	945	20,918
DO & Company AG (A)	278	59,389
Eurotelesites AG (A)	1,109	6,634
EVN AG	1,321	36,474
Fabasoft AG	599	11,066
FACC AG (A)	1,116	9,335
Kapsch TrafficCom AG (A)	191	1,520
Kontron AG	1,320	38,975
Lenzing AG (A)	566	16,102
Mayr Melnhof Karton AG	302	27,229
Oesterreichische Post AG	1,378	49,183
Palfinger AG	876	36,993
POLYTEC Holding AG (A)	995	3,850
Porr AG	876	29,236
RHI Magnesita NV	552	22,500
Schoeller-Bleckmann Oilfield Equipment AG	445	15,819
Semperit AG Holding	822	12,737
Strabag SE, Bearer Shares	245	23,329
Telekom Austria AG	4,306	49,020
UBM Development AG (A)	411	10,166
UNIQA Insurance Group AG	3,329	45,153
Vienna Insurance Group AG	1,157	59,581
voestalpine AG	5,003	141,079
Wienerberger AG	4,106	153,450
Zumtobel Group AG	2,545	14,611
		1,619,014
Belgium - 1.7%
Ackermans & van Haaren NV	875	224,002
Ageas SA/NV	1,606	108,642
AGFA-Gevaert NV (A)	6,780	8,418
Atenor (A)	1,218	3,904
Azelis Group NV	2,791	44,618
Barco NV	2,300	33,704
Bekaert SA	1,389	57,466
Biocartis Group NV (A)(B)(D)	4,063	1,388
bpost SA (A)	4,236	10,544
Cie d'Entreprises CFE	416	4,252
Colruyt Group N.V	1,453	62,878
Deceuninck NV	2,515	6,126
Deme Group NV	303	46,120
D'ieteren Group	396	85,279
Econocom Group SA/NV	6,435	14,764
Elia Group SA/NV	897	103,599
EVS Broadcast Equipment SA	404	16,935
Fagron	2,712	71,779
Galapagos NV (A)	1,566	43,836
Gimv NV	1,112	54,832
Immobel SA (A)(C)	209	4,626
Ion Beam Applications	1,305	17,596
Kinepolis Group NV	585	24,792
Lotus Bakeries NV	11	105,995
Melexis NV	863	73,562
Nyxoah SA (A)(C)	774	5,790
Ontex Group NV (A)	2,807	22,521
Orange Belgium SA (A)	417	8,282
Proximus SADP	6,084	59,347
Recticel SA	2,296	27,696
Sipef NV	420	31,490
Solvay SA	3,220	111,531
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Tessenderlo Group SA	1,111	$33,156
Umicore SA	3,845	56,744
Van de Velde NV	377	14,840
VGP NV	618	62,510
Viohalco SA	7,173	48,302
X-Fab Silicon Foundries SE (A)(D)	3,484	27,620
		1,739,486
Bermuda - 0.2%
Hiscox, Ltd.	13,525	233,449
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	24,059
Canada - 11.2%
5N Plus, Inc. (A)	3,515	23,076
Acadian Timber Corp.	800	10,404
ADENTRA, Inc.	449	9,513
Advantage Energy, Ltd. (A)	9,000	78,186
Aecon Group, Inc.	3,200	48,338
Ag Growth International, Inc.	269	8,228
AGF Management, Ltd., Class B	4,298	41,725
Aimia, Inc. (A)	7,777	15,534
Air Canada (A)	6,092	94,260
AirBoss of America Corp.	1,500	5,177
Algoma Central Corp.	700	8,302
Algoma Steel Group, Inc.	1,095	7,567
Algonquin Power & Utilities Corp. (C)	20,386	116,620
Altius Minerals Corp.	1,700	34,181
Altus Group, Ltd.	2,018	78,082
Amerigo Resources, Ltd.	13,502	21,516
Andlauer Healthcare Group, Inc.	1,114	43,038
Andrew Peller, Ltd., Class A	2,300	8,884
Aritzia, Inc. (A)	3,753	194,437
Ascot Resources, Ltd. (A)	13,700	654
Atco, Ltd., Class I	3,218	120,000
Athabasca Oil Corp. (A)	22,874	94,738
ATS Corp. (A)	3,447	109,934
AutoCanada, Inc. (A)	1,985	31,952
B2Gold Corp. (C)	49,963	180,516
B2Gold Corp. (NYSE American Exchange)	5,393	19,469
Badger Infrastructure Solutions, Ltd.	1,832	64,011
Ballard Power Systems, Inc. (A)(C)	9,718	15,557
Bausch Health Companies, Inc. (A)	8,857	59,058
Baytex Energy Corp.	16,664	29,859
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	11,933	65,460
Bird Construction, Inc.	2,754	58,225
Bitfarms, Ltd. (A)(C)	9,400	7,800
Black Diamond Group, Ltd.	2,750	19,972
BMTC Group, Inc.	500	5,251
Bombardier, Inc., Class B (A)	2,300	200,383
Boralex, Inc., Class A	4,010	93,172
Boyd Group Services, Inc.	460	72,256
BRP, Inc.	696	33,784
Calian Group, Ltd.	605	22,223
Canaccord Genuity Group, Inc. (C)	5,281	40,177
Canacol Energy, Ltd. (A)(C)	1,513	2,933
Canada Goose Holdings, Inc. (A)	2,213	24,751
Canadian Tire Corp., Ltd., Class A	1,222	166,364
Canfor Corp. (A)	2,404	24,962
Capital Power Corp.	5,327	214,371
Capstone Copper Corp. (A)	22,835	140,188
Cardinal Energy, Ltd.	5,530	27,371
Cascades, Inc.	4,523	29,594
Centerra Gold, Inc.	9,077	65,390
CES Energy Solutions Corp.	13,613	66,278

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
China Gold International Resources Corp., Ltd. (C)	18,050	$163,964
CI Financial Corp.	3,299	76,773
Cineplex, Inc. (A)	1,227	10,452
Cogeco Communications, Inc.	563	29,375
Colliers International Group, Inc.	500	65,420
Computer Modelling Group, Ltd.	4,420	23,402
Corby Spirit and Wine, Ltd.	700	7,233
Cronos Group, Inc. (A)	5,470	10,484
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	13,867
Definity Financial Corp.	2,578	150,259
Denison Mines Corp. (A)	17,895	32,722
Dexterra Group, Inc.	1,621	10,928
Docebo, Inc. (A)	320	9,275
Doman Building Materials Group, Ltd.	3,600	23,053
Dorel Industries, Inc., Class B (A)	1,800	1,983
DREAM Unlimited Corp., Class A	1,350	20,462
Dundee Precious Metals, Inc.	7,687	123,511
Dye & Durham, Ltd.	2,990	21,079
E-L Financial Corp., Ltd.	10,000	118,597
Eldorado Gold Corp. (A)	8,268	168,305
Eldorado Gold Corp. (New York Stock Exchange) (A)	700	14,238
Endeavour Silver Corp. (A)	9,520	46,910
Enerflex, Ltd.	5,377	42,447
Enghouse Systems, Ltd.	1,800	30,891
Ensign Energy Services, Inc. (A)	9,800	16,192
EQB, Inc.	958	72,855
Equinox Gold Corp. (A)	16,652	96,115
ERO Copper Corp. (A)	3,400	57,426
Evertz Technologies, Ltd.	1,900	17,301
Exchange Income Corp.	568	26,165
Exco Technologies, Ltd.	1,500	7,634
Extendicare, Inc.	3,780	39,250
Fiera Capital Corp. (C)	5,935	27,981
Finning International, Inc.	5,481	234,334
Firm Capital Mortgage Investment Corp.	1,100	9,936
First Majestic Silver Corp.	9,281	76,811
First Majestic Silver Corp. (New York Stock Exchange)	5,382	44,509
First Mining Gold Corp. (A)	39,000	5,298
First National Financial Corp.	700	21,143
Fortuna Mining Corp. (A)	8,500	55,616
Freehold Royalties, Ltd. (C)	5,429	50,991
Frontera Energy Corp.	2,003	9,737
Galiano Gold, Inc. (A)	6,600	8,385
Gamehost, Inc.	100	902
GDI Integrated Facility Services, Inc. (A)	1,000	23,272
Gibson Energy, Inc. (C)	5,806	101,901
Gildan Activewear, Inc.	457	22,519
goeasy, Ltd. (C)	372	45,861
GoGold Resources, Inc. (A)	5,300	7,784
Guardian Capital Group, Ltd., Class A	1,100	34,937
Hammond Power Solutions, Inc.	400	36,844
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc.	9,290	45,913
High Liner Foods, Inc.	1,773	23,579
HLS Therapeutics, Inc. (A)	700	2,467
Hudbay Minerals, Inc.	18,710	198,538
IAMGOLD Corp. (A)	22,927	168,869
IAMGOLD Corp. (New York Stock Exchange) (A)	4,400	32,340
Imperial Metals Corp. (A)	5,060	18,170
Information Services Corp.	800	18,805
Innergex Renewable Energy, Inc.	7,131	71,847
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Interfor Corp. (A)	2,920	$26,890
International Petroleum Corp. (A)	337	5,514
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	56,657
International Tower Hill Mines, Ltd. (A)	2,300	1,976
Jamieson Wellness, Inc. (D)	2,200	57,385
K92 Mining, Inc. (A)	5,911	66,674
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc.	600	15,377
Kelt Exploration, Ltd. (A)	10,445	56,300
Keyera Corp.	2,175	71,140
Knight Therapeutics, Inc. (A)	5,400	23,119
Labrador Iron Ore Royalty Corp. (C)	3,518	73,318
Largo, Inc. (A)	780	1,008
Lassonde Industries, Inc., Class A	200	30,637
Laurentian Bank of Canada	1,514	34,622
Leon's Furniture, Ltd.	1,283	26,409
Lightspeed Commerce, Inc. (A)	5,593	65,633
Linamar Corp.	1,866	88,795
Lucara Diamond Corp. (A)(C)	25,184	4,161
Lundin Gold, Inc.	4,782	252,488
Magellan Aerospace Corp.	900	12,756
Mainstreet Equity Corp.	300	41,036
Major Drilling Group International, Inc. (A)	4,513	29,363
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	4,270	88,959
Martinrea International, Inc.	4,603	28,664
Mattr Corp. (A)	1,373	12,109
MDA Space, Ltd. (A)	4,887	126,002
Medical Facilities Corp.	2,104	24,412
MEG Energy Corp.	6,856	129,543
Melcor Developments, Ltd.	1,000	10,178
Meren Energy, Inc.	22,402	27,473
Methanex Corp.	3,074	101,786
Morguard Corp.	400	33,272
MTY Food Group, Inc.	742	23,158
Mullen Group, Ltd.	3,682	38,368
New Gold, Inc. (A)	34,515	171,593
NFI Group, Inc. (A)	2,960	39,213
North American Construction Group, Ltd.	1,300	20,802
Northland Power, Inc. (C)	9,569	150,167
NuVista Energy, Ltd. (A)	7,905	86,959
OceanaGold Corp.	11,200	158,079
Onex Corp.	1,890	155,586
Open Text Corp.	4,797	140,167
OR Royalties, Inc.	6,095	156,655
Organigram Global, Inc. (A)	2,232	3,016
Orla Mining, Ltd. (A)	9,340	93,829
Paramount Resources, Ltd., Class A	2,973	47,310
Parex Resources, Inc.	3,328	33,995
Parkland Corp.	5,019	141,973
Pason Systems, Inc.	3,936	35,494
Pet Valu Holdings, Ltd.	955	23,164
Peyto Exploration & Development Corp. (C)	6,197	88,512
PHX Energy Services Corp.	2,600	15,370
Pine Cliff Energy, Ltd. (C)	11,000	5,089
Pizza Pizza Royalty Corp.	1,729	19,058
Polaris Renewable Energy, Inc.	1,500	13,251
Pollard Banknote, Ltd.	1,000	15,899
PrairieSky Royalty, Ltd.	9,927	172,187
Precision Drilling Corp. (A)	382	18,091
Premium Brands Holdings Corp.	1,800	107,359
Quarterhill, Inc. (A)	9,800	10,147

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Quebecor, Inc., Class B	4,995	$152,042
Questerre Energy Corp., Class A (A)	19,444	4,569
Real Matters, Inc. (A)	300	1,225
RF Capital Group, Inc. (A)	185	1,412
Richelieu Hardware, Ltd.	2,000	53,740
Rogers Sugar, Inc.	6,474	26,623
Russel Metals, Inc.	1,946	62,664
Sandstorm Gold, Ltd.	8,872	83,459
Sandstorm Gold, Ltd. (New York Stock Exchange)	4,000	37,600
Savaria Corp.	2,300	32,936
Seabridge Gold, Inc. (A)	4,762	69,135
Secure Waste Infrastructure Corp.	10,077	115,219
Sienna Senior Living, Inc.	3,606	50,446
Spartan Delta Corp. (A)	1,796	5,025
Spin Master Corp. (D)	1,400	23,759
Sprott, Inc.	929	64,216
Stella-Jones, Inc.	2,269	130,783
Superior Plus Corp.	7,557	44,285
Surge Energy, Inc.	2,103	9,436
Tamarack Valley Energy, Ltd.	18,228	64,653
Taseko Mines, Ltd. (A)	16,100	50,839
TELUS Corp.	1,433	23,014
TerraVest Industries, Inc.	600	74,507
The North West Company, Inc.	2,333	82,698
Tidewater Midstream and Infrastructure, Ltd. (A)	6,650	1,026
Tilray Brands, Inc. (A)	114	47
Timbercreek Financial Corp.	6,000	33,486
TLC Vision Corp. (A)(B)	3,400	0
Topaz Energy Corp.	2,000	37,687
Torex Gold Resources, Inc. (A)	3,673	119,812
Total Energy Services, Inc.	3,132	24,840
TransAlta Corp.	10,982	118,469
Transcontinental, Inc., Class A	3,383	51,947
Trevali Mining Corp. (A)(B)	3,713	252
Trican Well Service, Ltd.	7,825	25,916
Triple Flag Precious Metals Corp.	2,063	48,918
Trisura Group, Ltd. (A)	2,100	68,286
Vecima Networks, Inc.	479	3,243
Vermilion Energy, Inc. (C)	4,600	33,577
Wajax Corp.	1,300	21,776
Well Health Technologies Corp. (A)	6,500	19,379
Wesdome Gold Mines, Ltd. (A)	6,200	86,370
Western Copper & Gold Corp. (A)(C)	5,400	6,622
Western Forest Products, Inc. (A)	25,850	7,593
Westshore Terminals Investment Corp.	2,189	42,422
Whitecap Resources, Inc.	9,454	63,531
Whitecap Resources, Inc. (Toronto Stock Exchange) (C)	28,739	193,106
Winpak, Ltd.	1,677	54,974
Yellow Pages, Ltd.	140	1,172
Zenith Capital Corp. (A)	1,700	68
		11,838,530
Denmark - 2.5%
ALK-Abello A/S (A)	5,228	154,249
Alm Brand A/S	33,083	88,476
Ambu A/S, Class B	7,931	124,739
Bang & Olufsen A/S (A)(C)	7,788	16,544
Bavarian Nordic A/S (A)	2,530	67,454
CBrain A/S	389	13,250
Chemometec A/S	801	73,929
Columbus A/S	6,187	9,720
D/S Norden A/S	890	28,249
Demant A/S (A)	1,064	44,456
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Dfds A/S (A)	1,767	$31,337
FLSmidth & Company A/S	1,909	117,001
GN Store Nord A/S (A)	3,264	50,358
H Lundbeck A/S	12,897	74,088
H+H International A/S, Class B (A)	1,146	24,540
INVISIO AB	540	20,385
ISS A/S	6,026	168,190
Jeudan A/S	380	12,919
Jyske Bank A/S	1,691	171,114
Lan & Spar Bank A/S	198	25,696
Matas A/S	1,442	30,403
Netcompany Group A/S (A)(D)	1,467	62,809
Nilfisk Holding A/S (A)	1,220	16,982
NKT A/S (A)	2,207	179,062
NNIT A/S (A)(D)	479	5,052
NTG Nordic Transport Group A/S (A)	635	18,932
Per Aarsleff Holding A/S	584	60,657
Ringkjoebing Landbobank A/S	1,037	226,925
ROCKWOOL A/S, A Shares	1,300	60,524
ROCKWOOL A/S, B Shares	1,808	84,745
Royal Unibrew A/S	1,886	154,062
Scandinavian Tobacco Group A/S (D)	2,440	32,384
Schouw & Company A/S	398	37,871
Solar A/S, B Shares	410	20,045
SP Group A/S	368	18,232
Sparekassen Sjaelland-Fyn A/S	759	36,338
Sydbank A/S	2,392	177,423
TCM Group A/S	507	6,041
Tivoli A/S	102	9,876
UIE PLC	1,062	51,612
Vestjysk Bank A/S	22,473	16,775
Zealand Pharma A/S (A)	1,071	60,064
		2,683,508
Finland - 2.8%
Aktia Bank OYJ	2,136	24,441
Alma Media OYJ	1,962	30,828
Bittium OYJ	2,708	27,207
Citycon OYJ (A)	4,136	18,562
Elisa OYJ	3,609	200,594
Enento Group OYJ (D)	860	17,212
EQ OYJ	483	6,145
Finnair OYJ (A)	6,510	20,571
Fiskars OYJ ABP	2,196	37,150
Harvia OYJ	668	38,169
Hiab OYJ	1,532	92,751
HKFoods OYJ (A)	316	558
Huhtamaki OYJ	3,346	119,550
Kalmar OYJ, B Shares	1,532	65,170
Kamux Corp.	1,688	3,932
Kemira OYJ	4,412	102,315
Kesko OYJ, A Shares	2,102	50,504
Kesko OYJ, B Shares	6,750	166,484
Kojamo OYJ (A)	4,092	53,158
Konecranes OYJ	2,704	214,865
Lassila & Tikanoja OYJ	1,929	21,681
Lindex Group OYJ (A)	3,912	12,759
Mandatum OYJ	11,066	72,409
Marimekko OYJ	1,923	28,033
Metsa Board OYJ, B Shares	6,636	24,618
Metso OYJ	11,455	148,455
Nokian Renkaat OYJ (C)	4,287	31,022
Olvi OYJ, A Shares	721	28,499
Oma Saastopankki OYJ	490	4,858
Oriola OYJ, B Shares	9,290	11,473
Orion OYJ, Class A	711	52,984

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Class B	3,859	$290,327
Outokumpu OYJ (C)	11,396	47,145
Pihlajalinna OYJ	1,193	22,057
Ponsse OYJ	543	17,339
Puuilo OYJ	3,674	56,507
QT Group OYJ (A)	770	52,161
Raisio OYJ, V Shares	8,267	24,069
Rapala VMC OYJ (A)	908	1,315
Revenio Group OYJ	802	26,205
Sampo OYJ, A Shares	12,480	132,864
Sanoma OYJ	2,692	31,427
Stora Enso OYJ, R Shares	11,015	119,751
Taaleri OYJ	956	7,943
Talenom OYJ	637	2,947
Terveystalo OYJ (D)	4,887	66,024
TietoEVRY OYJ	3,237	61,386
Tokmanni Group Corp.	1,481	18,417
Vaisala OYJ, A Shares	952	55,673
Valmet OYJ	5,558	172,254
Verkkokauppa.com OYJ (A)	1,047	3,161
WithSecure OYJ (A)	7,159	8,504
YIT OYJ (A)	8,449	23,660
		2,968,093
France - 5.4%
74Software SA (A)(C)	727	34,583
ABC arbitrage	2,016	15,064
AKWEL SADIR	725	7,046
Alstom SA (A)	8,797	205,331
Altamir	752	25,312
Alten SA	815	71,671
Arkema SA	1,679	123,984
Ayvens SA (D)	5,316	59,225
Bastide le Confort Medical (A)	256	9,449
Beneteau SACA	2,130	19,594
Boiron SA	274	7,245
Bonduelle SCA	1,027	10,364
Carrefour SA	1,885	26,590
Catana Group	1,588	6,177
Cegedim SA (A)	495	6,125
Cie des Alpes	998	24,232
Claranova SE (A)	1,250	3,733
Clariane SE (A)	9,440	57,843
Coface SA	5,623	107,947
Derichebourg SA	3,889	26,429
Edenred SE	2,126	66,035
Ekinops SAS (A)	1,302	6,898
Electricite de Strasbourg SA	31	5,154
Elior Group SA (A)(D)	2,910	8,893
Elis SA	7,848	225,171
Equasens	92	5,302
Eramet SA (C)	530	28,705
Esso SA Francaise	96	16,995
Etablissements Maurel et Prom SA	4,375	24,781
Eurazeo SE	1,843	131,761
Eutelsat Communications SACA (A)(C)	6,192	27,064
Exel Industries SA, A Shares	89	4,193
FDJ UNITED (D)	4,245	166,576
Fnac Darty SA	779	30,877
Forvia SE (A)	4,253	43,329
Gaztransport Et Technigaz SA	1,530	302,670
Getlink SE	3,464	66,869
Groupe Crit SA	163	13,794
Guerbet	326	8,440
Haulotte Group SA (A)	962	2,741
ID Logistics Group SACA (A)	162	78,734
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Imerys SA	1,475	$48,549
Infotel SA	348	15,830
Interparfums SA	327	12,704
Ipsen SA	517	61,584
IPSOS SA	1,725	92,655
Jacquet Metals SACA	1,024	26,678
JCDecaux SE	1,836	33,588
Kaufman & Broad SA	593	23,120
Laurent-Perrier	110	12,153
LISI SA	419	18,667
LNA Sante SA	166	4,950
Lumibird (A)	632	13,794
Maisons du Monde SA (D)	1,925	5,129
Manitou BF SA	530	13,071
Mersen SA	1,063	27,751
Metropole Television SA	1,324	20,493
Nacon SA (A)	518	438
Nexans SA	1,314	171,949
Nexity SA (A)	1,974	22,262
NRJ Group	782	6,741
Opmobility	2,278	29,119
OVH Groupe SA (A)	37	476
Pierre Et Vacances SA (A)	10,785	22,311
Pluxee NV	2,176	47,445
Quadient SA	1,652	30,968
Remy Cointreau SA	189	9,661
Rexel SA	8,582	264,693
Robertet SA	12	11,252
Rubis SCA	3,578	115,689
Samse SACA	48	8,771
Savencia SA	372	28,226
SCOR SE	6,971	231,522
SEB SA	1,048	99,074
Seche Environnement SACA	126	14,933
SMCP SA (A)(D)	1,921	9,696
Societe BIC SA	1,106	68,879
Societe LDC SADIR	424	44,231
Sodexo SA	1,017	62,593
SOITEC (A)	623	34,353
Sopra Steria Group	690	168,232
SPIE SA	5,882	330,749
Stef SA	202	31,233
Synergie SE	557	20,998
Technip Energies NV	6,139	258,284
Teleperformance SE	1,915	185,999
Television Francaise 1 SA	1,491	15,489
Thermador Groupe	453	39,338
Tikehau Capital SCA	1,543	34,507
Trigano SA	395	69,028
Ubisoft Entertainment SA (A)	3,448	38,226
Valeo SE	8,798	96,574
Vallourec SACA	7,651	141,132
Verallia SA (D)	2,947	97,986
Vetoquinol SA	105	9,181
Vicat SACA	942	65,266
Virbac SACA	67	25,220
Viridien (A)	424	30,153
Vivendi SE (A)	21,868	75,435
Voltalia SA (A)(C)	1,403	14,268
Wavestone	134	9,350
Worldline SA (A)(D)	5,431	22,964
		5,658,536
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	30,254

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Georgia (continued)
TBC Bank Group PLC	1,983	$126,343
		156,597
Germany - 5.8%
1&1 AG	881	19,360
7C Solarparken AG (A)	3,282	6,905
Adesso SE	207	21,677
Adtran Networks SE	804	19,217
All for One Group SE	130	8,573
Allgeier SE	498	11,638
AlzChem Group AG	439	71,875
Amadeus Fire AG (C)	264	25,114
Atoss Software SE	436	72,492
Aurubis AG	1,338	139,339
Auto1 Group SE (A)(D)	1,150	37,232
Basler AG (A)	486	7,046
BayWa AG (A)	669	7,111
Bechtle AG	3,835	180,028
Bertrandt AG	394	9,464
Bijou Brigitte AG	340	15,738
Bilfinger SE	1,375	132,354
Borussia Dortmund GmbH & Company KGaA	4,276	19,773
BRANICKS Group AG (A)(C)	3,005	7,199
Brenntag SE	1,821	120,641
CANCOM SE	314	10,381
CECONOMY AG (A)	8,144	34,759
CENIT AG (A)	446	4,596
Cewe Stiftung & Company KGAA	268	31,005
CTS Eventim AG & Company KGaA	1,216	151,211
Dermapharm Holding SE	849	34,699
Deutsche Beteiligungs AG	631	19,189
Deutsche EuroShop AG	514	12,398
Deutsche Pfandbriefbank AG (D)	6,014	37,252
Deutsche Wohnen SE	952	27,137
Deutz AG	3,432	30,940
Dr. Hoenle AG (A)	420	4,688
Draegerwerk AG & Company KGaA	82	5,512
Duerr AG	2,044	54,526
Eckert & Ziegler SE	808	65,022
Elmos Semiconductor SE	331	35,028
ElringKlinger AG	2,576	13,735
Energiekontor AG	454	23,442
Evonik Industries AG	3,922	81,023
Evotec SE (A)	1,508	12,838
Fielmann Group AG	1,241	82,956
flatexDEGIRO AG	4,062	115,024
Fraport AG Frankfurt Airport Services Worldwide (A)	1,682	126,890
Freenet AG	5,085	165,769
Friedrich Vorwerk Group SE	1,234	85,270
FUCHS SE	1,198	49,758
GEA Group AG	4,017	281,593
Gerresheimer AG	1,792	101,200
GFT Technologies SE	961	28,292
GRENKE AG	983	18,042
H&R GmbH & Company KGaA	1,324	7,692
Heidelberger Druckmaschinen AG (A)	18,003	31,500
HelloFresh SE (A)(C)	6,865	64,495
Hensoldt AG	2,642	303,484
Hornbach Holding AG & Company KGaA	497	62,151
HUGO BOSS AG	1,924	89,153
Indus Holding AG	776	20,868
Init Innovation in Traffic Systems SE	364	16,302
Instone Real Estate Group SE (D)	2,299	26,139
IVU Traffic Technologies AG	665	15,046
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Jenoptik AG	2,248	$51,892
JOST Werke SE (D)	517	32,764
K+S AG	7,752	142,196
KION Group AG	2,944	164,446
Knaus Tabbert AG (A)(C)	203	3,209
Koenig & Bauer AG (A)	912	14,756
Krones AG	639	105,482
KWS Saat SE & Company KGaA	556	40,429
LANXESS AG	3,724	111,033
LEG Immobilien SE	3,351	298,278
Leifheit AG	437	8,155
Medios AG (A)	842	12,456
MLP SE	4,791	47,648
Mutares SE & Company KGaA	663	28,290
Nagarro SE (A)	394	28,200
Nordex SE (A)	2,050	40,677
Norma Group SE	1,576	25,440
PATRIZIA SE	2,719	26,344
ProSiebenSat.1 Media SE	5,491	46,316
Puma SE	3,370	92,109
Rational AG	41	34,452
SAF-Holland SE	1,157	23,335
Salzgitter AG	712	17,240
Schaeffler AG	2,740	14,696
Scout24 SE (D)	86	11,872
Secunet Security Networks AG	98	26,466
SGL Carbon SE (A)(C)	3,072	12,722
Siltronic AG	272	13,094
Sixt SE	470	45,867
SMA Solar Technology AG (A)(C)	839	21,082
Stabilus SE	794	25,912
STRATEC SE	258	7,985
Stroeer SE & Company KGaA	1,436	86,204
Suedzucker AG	2,959	38,920
SUSS MicroTec SE	644	35,396
TAG Immobilien AG	7,296	130,111
Takkt AG	1,848	14,484
TeamViewer SE (A)(D)	6,009	67,814
Technotrans SE	530	13,410
thyssenkrupp AG	22,583	243,405
TUI AG (A)	10,183	89,237
United Internet AG	3,058	85,283
Verbio SE (C)	1,012	14,557
Vossloh AG	255	25,436
Wacker Chemie AG (C)	591	43,338
Wacker Neuson SE	1,493	42,821
Washtec AG	611	29,069
Westwing Group SE (A)	132	1,238
Wuestenrot & Wuerttembergische AG	1,566	25,208
Zalando SE (A)(D)	6,959	229,629
		6,104,184
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	72
Okeanis Eco Tankers Corp. (C)(D)	733	15,798
TT Hellenic Postbank SA (A)(B)	12,594	0
		15,870
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	0
Hong Kong - 1.8%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
APAC Resources, Ltd.	20,467	3,211
Apollo Future Mobility Group, Ltd. (A)	2,800	297

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Asia Financial Holdings, Ltd.	14,000	$7,229
Associated International Hotels, Ltd.	28,000	18,114
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	0
Burwill Holdings, Ltd. (A)(B)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	15,878
Chen Hsong Holdings	10,000	2,027
Cheuk Nang Holdings, Ltd.	3,708	710
China Energy Development Holdings, Ltd. (A)	634,000	3,960
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd.	22,000	3,757
Chow Sang Sang Holdings International, Ltd.	22,000	23,906
Chuang's Consortium International, Ltd. (A)	30,948	1,402
CITIC Telecom International Holdings, Ltd.	59,000	18,043
C-Mer Medical Holdings, Ltd.	18,000	4,139
Cowell e Holdings, Inc. (A)	8,000	27,839
Crystal International Group, Ltd. (D)	19,000	11,326
CSC Holdings, Ltd. (A)	885,000	3,594
CSI Properties, Ltd. (A)	343,092	7,672
CTF Services, Ltd.	53,000	50,390
Dah Sing Banking Group, Ltd.	18,000	20,870
Dah Sing Financial Holdings, Ltd.	6,520	24,730
DFI Retail Group Holdings, Ltd.	7,100	19,614
EC Healthcare	13,000	979
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor International Holdings, Ltd.	97,333	2,612
Esprit Holdings, Ltd. (A)(B)	176,850	2,208
ESR Group, Ltd. (A)(D)	11,400	18,879
Fairwood Holdings, Ltd.	3,500	2,413
Far East Consortium International, Ltd.	98,508	10,536
First Pacific Company, Ltd.	76,000	53,870
Giordano International, Ltd.	82,000	15,035
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	6,789
Great Eagle Holdings, Ltd.	10,516	18,389
G-Resources Group, Ltd.	13,580	15,948
Guotai Junan International Holdings, Ltd. (C)	207,000	90,903
Hang Lung Group, Ltd.	31,000	53,976
Hang Lung Properties, Ltd.	34,816	33,327
Harbour Centre Development, Ltd.	38,000	19,361
HKBN, Ltd.	36,000	22,830
HKR International, Ltd. (A)	51,920	6,010
Hong Kong Ferry Holdings Company, Ltd.	29,000	16,992
Hong Kong Technology Venture Company, Ltd.	28,000	5,642
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	0
Hutchison Port Holdings Trust	161,400	28,097
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	10,399
Hysan Development Company, Ltd.	25,000	44,935
Johnson Electric Holdings, Ltd.	10,193	28,125
K Wah International Holdings, Ltd.	80,000	19,911
Kerry Properties, Ltd.	23,500	60,828
KLN Logistics Group, Ltd.	16,500	15,974
Kowloon Development Company, Ltd.	24,422	9,253
Lai Sun Development Company, Ltd. (A)	22,980	1,495
Langham Hospitality Investments, Ltd.	22,500	1,551
Liu Chong Hing Investment, Ltd.	16,000	8,586
Luk Fook Holdings International, Ltd.	15,000	38,318
Man Wah Holdings, Ltd.	61,600	33,901
Mandarin Oriental International, Ltd.	8,000	15,283
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
MH Development, Ltd. (A)(B)	16,000	$0
Midland Holdings, Ltd. (A)	34,734	7,094
Miramar Hotel & Investment	15,000	18,203
Modern Dental Group, Ltd.	20,000	10,868
New World Development Company, Ltd. (A)(C)	38,000	27,708
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	295
Nissin Foods Company, Ltd. (C)	22,000	19,501
Oriental Watch Holdings	18,000	7,821
Oshidori International Holdings, Ltd. (A)	204,000	11,685
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	138,000	35,582
Pacific Textiles Holdings, Ltd.	42,000	6,861
Paliburg Holdings, Ltd. (A)	46,000	1,788
PC Partner Group, Ltd.	12,000	10,471
PCCW, Ltd.	96,590	65,622
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	6,936
Pico Far East Holdings, Ltd.	60,000	18,973
Plover Bay Technologies, Ltd.	15,000	11,078
Public Financial Holdings, Ltd. (A)	24,000	4,044
Regal Hotels International Holdings, Ltd. (A)	36,000	2,844
Regina Miracle International Holdings, Ltd. (D)	17,000	4,593
Shangri-La Asia, Ltd.	46,000	25,022
Shun Tak Holdings, Ltd. (A)	80,250	6,353
Singamas Container Holdings, Ltd.	114,000	9,730
SJM Holdings, Ltd. (A)(C)	118,750	38,337
SmarTone Telecommunications Holdings, Ltd.	31,500	17,697
Solomon Systech International, Ltd. (A)	72,000	4,233
South China Holdings Company, Ltd. (A)	640,000	2,540
Stella International Holdings, Ltd.	20,000	36,946
Sun Hung Kai & Company, Ltd.	45,000	19,499
SUNeVision Holdings, Ltd.	31,000	29,919
Tao Heung Holdings, Ltd. (A)	14,000	535
Television Broadcasts, Ltd. (A)	19,100	8,460
Texhong International Group, Ltd.	11,000	5,436
Texwinca Holdings, Ltd.	60,000	5,973
The Bank of East Asia, Ltd.	35,959	55,458
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	22,381
Theme International Holdings, Ltd. (A)	130,000	11,287
Town Health International Medical Group, Ltd.	261,361	7,923
Tradelink Electronic Commerce, Ltd.	50,000	5,990
Transport International Holdings, Ltd.	13,024	14,658
United Laboratories International Holdings, Ltd.	34,000	65,185
Upbest Group, Ltd.	164,000	14,420
Value Partners Group, Ltd.	40,000	9,970
Vitasoy International Holdings, Ltd.	34,000	39,801
Vobile Group, Ltd. (A)	73,000	30,029
VSTECS Holdings, Ltd.	17,200	17,101
VTech Holdings, Ltd.	6,900	50,121
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	370
Wing On Company International, Ltd.	4,000	6,285
Wing Tai Properties, Ltd.	70,000	13,576
Xinyi Glass Holdings, Ltd. (C)	47,101	45,380
Yue Yuen Industrial Holdings, Ltd.	30,000	46,023
Yunfeng Financial Group, Ltd. (A)	26,000	7,599
Zensun Enterprises, Ltd. (A)	21,000	203

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Zhaobangji Lifestyle Holdings, Ltd. (A)	88,000	$1,516
		1,929,986
Ireland - 0.7%
C&C Group PLC	17,690	39,568
Cairn Homes PLC	30,473	77,075
COSMO Pharmaceuticals NV	420	30,160
Dalata Hotel Group PLC	6,155	46,793
DCC PLC	2,009	130,385
FBD Holdings PLC	1,936	31,736
Glanbia PLC	6,256	92,240
Glenveagh Properties PLC (A)(D)	24,326	49,273
Grafton Group PLC, CHESS Depositary Interest	7,751	108,682
Greencore Group PLC	23,988	76,884
Irish Continental Group PLC	5,309	34,414
Permanent TSB Group Holdings PLC (A)	5,786	13,899
		731,109
Isle of Man - 0.1%
Playtech PLC	11,001	56,809
Strix Group PLC (A)	6,042	3,529
		60,338
Israel - 1.2%
Adgar Investment and Development, Ltd. (A)	4,535	7,324
AFI Properties, Ltd. (A)	603	34,573
Africa Israel Residences, Ltd.	355	31,748
Airport City, Ltd. (A)	1	11
Allot, Ltd. (A)	2,103	17,812
Alrov Properties and Lodgings, Ltd.	399	26,522
Arad, Ltd.	787	12,433
Ashdod Refinery, Ltd. (A)	345	6,612
AudioCodes, Ltd.	1,269	12,462
Automatic Bank Services, Ltd.	1,109	7,124
Azorim-Investment Development & Construction Company, Ltd.	3,848	27,050
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	59,622
Blue Square Real Estate, Ltd.	215	24,795
Carasso Motors, Ltd.	2,020	19,886
Cellcom Israel, Ltd. (A)	4,807	39,099
Danel Adir Yeoshua, Ltd.	253	36,177
Delek Automotive Systems, Ltd.	633	5,333
Delta Galil, Ltd.	495	26,277
Dor Alon Energy in Israel 1988, Ltd. (A)	420	16,833
Doral Group Renewable Energy Resources, Ltd. (A)	3,049	13,880
Duniec Brothers, Ltd.	217	15,280
Electra Consumer Products 1970, Ltd.	445	17,344
Equital, Ltd. (A)	1	29
Fox Wizel, Ltd.	228	22,839
Gilat Satellite Networks, Ltd. (A)	1,452	10,609
Hamat Group, Ltd.	1,230	6,818
IDI Insurance Company, Ltd.	440	28,750
IES Holdings, Ltd. (A)	120	8,884
Ilex Medical, Ltd.	211	4,039
Inrom Construction Industries, Ltd.	4,264	26,622
Isracard, Ltd.	6,691	34,484
Israel Discount Bank, Ltd., Class A	1	8
Isras Investment Company, Ltd.	75	21,354
Issta, Ltd.	219	7,117
Kamada, Ltd.	1,616	12,566
Kerur Holdings, Ltd.	418	10,172
Kvutzat Acro, Ltd.	1,118	18,239
Land Development Nimrodi Group, Ltd.	789	8,502
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Lapidoth Capital, Ltd.	571	$13,732
M Yochananof & Sons, Ltd.	155	14,198
Magic Software Enterprises, Ltd.	1,349	25,835
Malam - Team, Ltd. (A)	476	14,085
Maytronics, Ltd.	960	1,410
Mediterranean Towers, Ltd.	4,044	15,011
Meshulam Levinstein Contracting & Engineering, Ltd.	56	7,134
Mivtach Shamir Holdings, Ltd.	243	20,458
Nawi Group, Ltd.	1,396	25,045
Neto Malinda Trading, Ltd.	451	18,547
Nexxen International, Ltd. (A)(C)	1,412	14,699
Novolog, Ltd.	20,186	8,453
Oil Refineries, Ltd.	28,946	7,813
OPC Energy, Ltd. (A)	1	12
OY Nofar Energy, Ltd. (A)	443	12,288
Palram Industries 1990, Ltd.	600	14,953
Perion Network, Ltd. (A)	689	7,036
Plasson Industries, Ltd.	241	17,072
Plus500, Ltd.	3,252	151,749
Prashkovsky Investments and Construction, Ltd.	318	11,161
Priortech, Ltd. (A)	217	12,787
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	323	31,179
Retailors, Ltd.	748	14,461
Sano-Brunos Enterprises, Ltd.	145	15,975
Scope Metals Group, Ltd. (A)	377	17,701
Shikun & Binui, Ltd. (A)	1	5
Summit Real Estate Holdings, Ltd.	1,022	18,590
Tadiran Group, Ltd.	86	4,597
Tamar Petroleum, Ltd. (D)	1,923	23,652
Telsys, Ltd.	84	5,629
Tera Light, Ltd. (A)	32	90
Tiv Taam Holdings 1, Ltd.	3,848	9,247
		1,233,833
Italy - 4.1%
A2A SpA	61,455	165,531
ACEA SpA	1,344	32,492
Amplifon SpA	3,025	71,045
Aquafil SpA (A)	969	1,511
Arnoldo Mondadori Editore SpA	7,965	20,185
Ascopiave SpA	4,243	15,241
Avio SpA	877	24,468
Azimut Holding SpA	4,425	141,961
Banca Generali SpA	2,463	136,846
Banca IFIS SpA	633	16,948
Banca Monte dei Paschi di Siena SpA (C)	24,967	211,760
Banca Popolare di Sondrio SpA	16,703	231,956
Banca Profilo SpA	24,032	4,656
Banco di Desio e della Brianza SpA	2,610	21,831
BasicNet SpA	1,571	14,679
BFF Bank SpA (A)(D)	6,472	71,055
BPER Banca SpA	14,274	129,555
Brembo NV	5,497	52,597
Brunello Cucinelli SpA	1,495	181,498
Buzzi SpA	2,278	126,338
Cairo Communication SpA (A)	4,712	16,128
Carel Industries SpA (D)	660	17,593
Cembre SpA	370	24,671
Cementir Holding NV	2,219	38,779
CIR SpA-Compagnie Industriali (A)	42,681	29,431
Credito Emiliano SpA	3,091	45,614
Danieli & C Officine Meccaniche SpA	197	7,743

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	$63,922
De'Longhi SpA	1,031	34,613
Enav SpA (D)	10,341	47,821
ERG SpA	344	7,522
Esprinet SpA	2,412	11,379
Fila SpA	2,245	25,582
Fincantieri SpA (A)	3,166	60,956
Garofalo Health Care SpA	1,776	10,331
Geox SpA (A)	11,885	4,579
Hera SpA	33,574	162,176
IMMSI SpA	6,756	3,978
Intercos SpA	1,065	16,187
Interpump Group SpA	506	21,056
Iren SpA	30,720	94,905
Italgas SpA	23,782	201,737
Italmobiliare SpA	405	12,412
Iveco Group NV	7,049	138,818
Lottomatica Group SpA	1,988	55,185
Maire SpA	7,306	96,273
MARR SpA	998	11,412
MFE-MediaForEurope NV, Class A	6,924	23,754
MFE-MediaForEurope NV, Class B	3,783	17,635
Moltiply Group SpA	424	22,746
Nexi SpA (D)	13,328	79,599
OVS SpA (D)	5,774	25,166
Pharmanutra SpA	268	14,902
Piaggio & C SpA (C)	4,580	10,146
Pirelli & C. SpA (D)	12,309	84,847
RAI Way SpA (D)	5,678	40,675
Reply SpA	1,004	173,512
Sabaf SpA	338	5,775
Safilo Group SpA (A)	8,728	9,291
Saipem SpA	62,658	171,295
Sanlorenzo SpA	556	19,584
Sesa SpA	103	10,469
Sogefi SpA	3,551	9,366
SOL SpA	1,145	64,880
Tamburi Investment Partners SpA	4,666	43,130
Technogym SpA (D)	5,726	82,042
Telecom Italia SpA (A)	305,003	150,707
Telecom Italia SpA, Savings Shares (A)	67,931	37,096
Unipol Assicurazioni SpA	10,522	208,386
Webuild SpA	14,544	61,662
Wiit SpA	839	15,274
		4,314,895
Japan - 21.9%
A&D HOLON Holdings Company, Ltd.	900	13,117
Achilles Corp.	1,000	7,677
Adastria Company, Ltd.	620	12,820
ADEKA Corp.	3,600	68,834
Ad-sol Nissin Corp.	1,600	13,017
Advan Group Company, Ltd.	1,000	5,699
Aeon Fantasy Company, Ltd.	400	7,555
AEON Financial Service Company, Ltd.	4,300	38,321
Aeon Hokkaido Corp.	1,800	11,104
Ai Holdings Corp.	1,900	30,915
Aica Kogyo Company, Ltd.	1,800	44,917
Aichi Corp.	1,800	16,880
Aichi Steel Corp.	800	11,853
Aichi Tokei Denki Company, Ltd.	900	14,187
Aida Engineering, Ltd.	2,700	17,021
Aiful Corp.	8,600	25,148
Ain Holdings, Inc.	1,100	41,501
Aiphone Company, Ltd.	600	11,479
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Airman Corp.	1,200	$16,342
Airport Facilities Company, Ltd.	1,200	6,661
Airtrip Corp.	900	5,419
Aisan Industry Company, Ltd.	800	9,321
Akatsuki, Inc.	400	8,386
Akebono Brake Industry Company, Ltd. (A)	9,400	6,773
Albis Company, Ltd.	500	10,336
Alconix Corp.	1,600	20,595
Alfresa Holdings Corp.	800	10,943
Alpen Company, Ltd.	1,100	18,110
Alps Alpine Company, Ltd.	7,000	75,303
Altech Corp.	1,100	21,069
Amano Corp.	2,200	68,361
Amuse, Inc.	400	4,492
Amvis Holdings, Inc.	300	1,008
Anest Iwata Corp.	1,800	17,227
Anicom Holdings, Inc.	3,700	17,658
Anycolor, Inc.	1,400	50,567
AOKI Holdings, Inc.	1,700	19,689
Aoyama Trading Company, Ltd.	2,500	37,987
Aoyama Zaisan Networks Company, Ltd.	1,100	13,816
Arakawa Chemical Industries, Ltd.	1,400	9,955
Arata Corp.	1,400	29,455
ARCLANDS Corp.	1,770	21,709
Arcs Company, Ltd.	2,125	44,026
ARE Holdings, Inc.	3,600	45,006
Arealink Company, Ltd. (C)	1,000	16,822
Argo Graphics, Inc.	1,000	36,418
Arisawa Manufacturing Company, Ltd.	600	6,122
Artience Company, Ltd.	1,100	22,979
As One Corp.	2,000	34,513
Asahi Company, Ltd.	800	7,381
Asahi Diamond Industrial Company, Ltd.	3,900	19,355
Asahi Yukizai Corp.	400	11,196
ASKA Pharmaceutical Holdings Company, Ltd.	800	13,583
ASKUL Corp.	2,000	21,336
Atsugi Company, Ltd. (A)	1,200	10,442
Aucnet, Inc.	2,200	24,614
Autobacs Seven Company, Ltd.	3,400	33,858
Avant Group Corp.	900	9,609
Avex, Inc.	2,800	24,717
Axial Retailing, Inc.	3,200	24,983
AZ-COM MARUWA Holdings, Inc.	3,100	21,948
Bando Chemical Industries, Ltd.	2,500	29,428
Bank of the Ryukyus, Ltd.	800	6,335
Belc Company, Ltd.	500	25,749
Bell System24 Holdings, Inc.	1,300	11,589
Belluna Company, Ltd.	3,300	20,339
Bic Camera, Inc.	3,800	43,561
BML, Inc.	1,000	22,957
Bourbon Corp.	500	9,012
Br. Holdings Corp.	2,300	5,173
BrainPad, Inc.	900	8,425
Buffalo, Inc.	500	7,949
Bunka Shutter Company, Ltd.	2,900	47,471
Business Brain Showa-Ota, Inc.	700	12,460
C Uyemura & Company, Ltd.	500	32,075
CAC Holdings Corp.	900	12,400
Canon Electronics, Inc.	900	15,914
Carenet, Inc.	1,200	5,785
Carlit Company, Ltd.	2,100	17,830
Cawachi, Ltd.	900	17,235
Celsys, Inc.	1,100	11,501

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Central Automotive Products, Ltd.	1,500	$18,852
Central Glass Company, Ltd.	800	16,485
Central Security Patrols Company, Ltd.	700	10,812
Central Sports Company, Ltd.	600	10,020
Ceres, Inc.	600	10,403
Change Holdings, Inc.	1,700	13,579
Charm Care Corp. KK	1,000	8,983
Chino Corp.	400	6,756
Chiyoda Company, Ltd.	800	6,618
Chiyoda Integre Company, Ltd.	800	15,186
Chori Company, Ltd.	800	22,412
Chubu Shiryo Company, Ltd.	2,000	21,704
Chudenko Corp.	1,300	29,967
Chuetsu Pulp & Paper Company, Ltd.	500	5,564
Chugai Ro Company, Ltd.	500	11,986
Chugin Financial Group, Inc.	6,700	81,026
Chugoku Marine Paints, Ltd.	1,400	26,274
Citizen Watch Company, Ltd.	8,700	51,564
CKD Corp.	2,400	43,636
Cleanup Corp.	2,100	9,892
CMK Corp.	3,700	8,528
COLOPL, Inc.	3,200	11,922
Colowide Company, Ltd.	3,200	42,071
Comture Corp.	1,000	11,781
Corona Corp.	300	1,879
Cosel Company, Ltd.	1,200	9,316
Cota Company, Ltd.	643	6,458
Create Restaurants Holdings, Inc.	5,800	57,294
Create SD Holdings Company, Ltd.	1,100	24,464
Creek & River Company, Ltd.	800	8,344
Cresco, Ltd.	1,600	19,255
CTS Company, Ltd.	1,900	10,622
Curves Holdings Company, Ltd.	2,000	9,605
Cybozu, Inc.	900	23,289
Dai Nippon Toryo Company, Ltd.	1,200	9,898
Daicel Corp.	2,100	17,605
Dai-Dan Company, Ltd.	1,200	36,891
Daido Metal Company, Ltd.	1,900	8,746
Daido Steel Company, Ltd.	4,600	31,764
Daiei Kankyo Company, Ltd.	700	15,350
Daiichi Jitsugyo Company, Ltd.	1,200	20,384
Daiichi Kensetsu Corp.	1,300	27,827
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	8,174
Daiichikosho Company, Ltd.	2,800	31,519
Daiken Medical Company, Ltd.	400	1,225
Daiki Aluminium Industry Company, Ltd.	1,500	10,086
Daikoku Denki Company, Ltd.	800	12,146
Daikokutenbussan Company, Ltd.	300	14,603
Daikyonishikawa Corp.	1,900	8,527
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	6,549
Daio Paper Corp.	4,200	23,274
Daiseki Company, Ltd.	1,360	32,812
Daishi Hokuetsu Financial Group, Inc.	2,200	50,801
Daishinku Corp.	1,600	6,218
Daito Pharmaceutical Company, Ltd.	1,540	10,652
Daitron Company, Ltd.	600	15,642
Daiwa Industries, Ltd.	2,000	23,024
Daiwabo Holdings Company, Ltd.	2,900	52,127
DCM Holdings Company, Ltd.	5,100	47,171
Denka Company, Ltd.	3,400	46,690
Densan System Holdings Company, Ltd.	700	12,805
Denyo Company, Ltd.	900	17,652
Dexerials Corp.	2,700	41,728
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
DIC Corp.	2,700	$54,309
Digital Hearts Holdings Company, Ltd.	900	6,240
Digital Holdings, Inc.	600	5,047
Dip Corp.	1,400	22,147
DKK Company, Ltd.	1,000	14,703
DKS Company, Ltd.	400	10,963
Doshisha Company, Ltd.	1,000	17,194
Doutor Nichires Holdings Company, Ltd.	1,000	18,211
Dowa Holdings Company, Ltd.	2,100	67,921
DTS Corp.	1,300	46,601
Duskin Company, Ltd.	1,600	44,015
DyDo Group Holdings, Inc.	600	11,081
Eagle Industry Company, Ltd.	1,300	17,309
Ebara Jitsugyo Company, Ltd.	800	20,320
Ebase Company, Ltd.	1,200	4,309
EDION Corp.	2,700	39,523
EF-ON, Inc.	1,500	3,402
eGuarantee, Inc.	2,000	20,466
E-Guardian, Inc.	284	4,163
Eizo Corp.	1,600	23,951
Elan Corp.	700	3,775
Elecom Company, Ltd.	1,600	20,052
EM Systems Company, Ltd.	1,400	7,020
en-japan, Inc.	800	9,223
Enplas Corp.	300	9,128
eRex Company, Ltd.	1,900	9,866
ES-Con Japan, Ltd.	1,500	10,324
ESPEC Corp.	800	17,153
Exedy Corp.	700	20,024
EXEO Group, Inc.	6,400	81,474
Ezaki Glico Company, Ltd.	2,000	63,979
FCC Company, Ltd.	1,100	21,300
FDK Corp. (A)	300	744
Feed One Company, Ltd.	1,600	10,898
Ferrotec Holdings Corp.	2,000	42,193
Financial Partners Group Company, Ltd.	1,100	18,232
FP Corp.	1,100	20,234
France Bed Holdings Company, Ltd.	2,200	19,475
Fudo Tetra Corp.	1,080	16,920
Fuji Company, Ltd.	800	11,040
Fuji Corp. (Aichi)	2,600	48,396
Fuji Corp., Ltd.	1,300	6,163
Fuji Kyuko Company, Ltd.	800	11,548
Fuji Oil Company, Ltd.	4,400	8,934
Fuji Oil Company, Ltd. (Osaka)	1,400	27,407
Fuji Pharma Company, Ltd.	1,400	13,449
Fuji Seal International, Inc.	2,100	40,578
Fujibo Holdings, Inc.	700	28,762
Fujicco Company, Ltd.	1,500	16,606
Fujikura Kasei Company, Ltd.	2,000	7,171
Fujimi, Inc.	2,400	33,966
Fujisash Company, Ltd.	490	2,357
Fujita Kanko, Inc. (A)	200	15,451
Fujiya Company, Ltd.	500	8,323
Fukuda Corp.	200	6,925
Fukuda Denshi Company, Ltd.	700	33,990
Fukui Computer Holdings, Inc.	300	6,207
Fukuyama Transporting Company, Ltd.	1,000	23,361
FULLCAST Holdings Company, Ltd.	1,000	11,803
Funai Soken Holdings, Inc.	1,800	30,283
Furuno Electric Company, Ltd.	800	20,812
Furuya Metal Company, Ltd.	900	15,748
Furyu Corp.	1,300	9,122
Fuso Chemical Company, Ltd.	1,000	26,802
Fuso Pharmaceutical Industries, Ltd.	500	7,360

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Futaba Corp.	1,600	$6,816
Futaba Industrial Company, Ltd.	3,400	18,871
Future Corp.	2,400	35,692
Fuyo General Lease Company, Ltd.	1,200	32,452
G-7 Holdings, Inc.	2,000	18,372
Gakken Holdings Company, Ltd.	1,600	10,502
Galilei Company, Ltd.	1,000	21,134
Gecoss Corp.	400	3,345
Geo Holdings Corp.	1,900	20,297
GLOBERIDE, Inc.	1,200	17,604
Glory, Ltd.	2,100	48,956
GMO Financial Gate, Inc.	400	15,017
GMO Financial Holdings, Inc.	1,600	8,730
GMO GlobalSign Holdings KK	500	7,175
GMO internet group, Inc.	1,900	47,507
Goldcrest Company, Ltd.	990	22,693
Goldwin, Inc.	400	22,494
Grems, Inc.	800	13,174
GS Yuasa Corp.	3,000	55,979
G-Tekt Corp.	1,200	14,726
Gun-Ei Chemical Industry Company, Ltd.	400	7,947
Gunze, Ltd.	1,600	39,640
H.U. Group Holdings, Inc.	1,600	35,366
H2O Retailing Corp.	2,600	34,098
Hagihara Industries, Inc.	800	8,459
Hagiwara Electric Holdings Company, Ltd.	500	11,364
Hakudo Company, Ltd.	600	9,517
Halows Company, Ltd.	600	20,088
Hamakyorex Company, Ltd.	2,800	26,330
Hanwa Company, Ltd.	1,500	56,505
Hazama Ando Corp.	5,490	55,272
Heiwa Corp.	1,500	21,869
Heiwado Company, Ltd.	500	9,818
Hennge KK (A)	1,000	12,547
Hiday Hidaka Corp.	600	13,763
HI-LEX Corp.	600	8,501
Hino Motors, Ltd. (A)	10,400	25,854
Hioki EE Corp.	500	19,750
Hirano Tecseed Company, Ltd.	1,100	11,284
Hirogin Holdings, Inc.	10,600	88,633
Hiroshima Gas Company, Ltd.	4,900	12,185
Hisaka Works, Ltd.	2,000	18,752
Hochiki Corp.	600	12,971
Hokkaido Electric Power Company, Inc.	5,900	30,789
Hokkaido Gas Company, Ltd.	3,000	12,360
Hokkan Holdings, Ltd.	1,000	12,985
Hokko Chemical Industry Company, Ltd.	700	6,698
Hokkoku Financial Holdings, Inc.	900	30,201
Hokuetsu Corp. (C)	4,900	35,714
Hokuhoku Financial Group, Inc.	4,900	92,840
Hokuriku Electric Power Company	7,400	36,993
Hokuto Corp.	1,600	19,970
H-One Company, Ltd.	1,000	8,909
Honeys Holdings Company, Ltd.	1,350	14,735
Hoosiers Holdings Company, Ltd.	2,100	18,161
Hosiden Corp.	1,700	26,069
Hosokawa Micron Corp.	600	20,653
HS Holdings Company, Ltd.	1,000	7,664
IBJ, Inc.	1,800	10,660
Ichigo, Inc.	4,500	12,615
Ichikoh Industries, Ltd.	2,300	5,776
Ichiyoshi Securities Company, Ltd.	2,800	15,793
Icom, Inc.	500	10,255
IDEC Corp.	1,600	25,235
IDOM, Inc.	1,300	9,547
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Iino Kaiun Kaisha, Ltd.	2,900	$20,336
I'll, Inc.	1,100	21,113
Imasen Electric Industrial	500	2,426
Imuraya Group Company, Ltd.	300	5,152
Inaba Denki Sangyo Company, Ltd.	2,100	57,629
Inaba Seisakusho Company, Ltd.	200	2,582
Inabata & Company, Ltd.	2,000	44,583
Ines Corp.	900	10,382
i-Net Corp.	900	11,908
INFRONEER Holdings, Inc.	4,200	35,238
Insource Company, Ltd.	300	2,064
Intage Holdings, Inc.	468	5,767
Inui Global Logistics Company, Ltd.	1,600	13,347
IR Japan Holdings, Ltd.	400	1,736
Iriso Electronics Company, Ltd.	1,000	19,801
Iseki & Company, Ltd.	1,200	10,132
Ishihara Sangyo Kaisha, Ltd.	2,100	29,548
ITFOR, Inc.	1,000	10,399
ITmedia, Inc.	900	10,253
Ito En, Ltd.	1,900	43,065
Itochu Enex Company, Ltd.	2,700	32,336
Itochu-Shokuhin Company, Ltd.	300	20,616
Itoham Yonekyu Holdings, Inc.	1,100	37,408
Itoki Corp.	2,100	31,836
IwaiCosmo Holdings, Inc.	900	14,018
Iwatani Corp.	3,000	31,875
Izumi Company, Ltd.	1,400	32,319
J Trust Company, Ltd.	6,286	18,462
Jaccs Company, Ltd.	900	25,022
Jade Group, Inc. (A)	400	3,860
JAFCO Group Company, Ltd.	1,200	20,531
JANOME Corp.	1,200	9,315
Japan Airport Terminal Company, Ltd. (A)	400	12,773
Japan Aviation Electronics Industry, Ltd.	2,300	40,882
Japan Cash Machine Company, Ltd.	700	4,780
Japan Communications, Inc. (A)	15,200	16,885
Japan Elevator Service Holdings Company, Ltd.	2,000	57,574
Japan Investment Adviser Company, Ltd.	2,000	23,687
Japan Lifeline Company, Ltd.	3,000	31,078
Japan Material Company, Ltd.	2,900	29,634
Japan Medical Dynamic Marketing, Inc.	900	3,553
Japan Petroleum Exploration Company, Ltd.	6,500	45,732
Japan Property Management Center Company, Ltd.	800	6,501
Japan Pulp & Paper Company, Ltd.	6,000	25,785
Japan Securities Finance Company, Ltd.	3,300	40,133
Japan Transcity Corp.	3,100	23,501
Japan Wool Textile Company, Ltd.	1,500	15,139
JBCC Holdings, Inc.	2,400	22,428
JCU Corp.	800	18,383
Jeol, Ltd.	1,500	45,644
JGC Holdings Corp.	5,700	49,321
JINS Holdings, Inc.	300	17,756
JINUSHI Company, Ltd.	1,100	16,643
JM Holdings Company, Ltd.	600	10,895
JMS Company, Ltd.	500	1,503
J-Oil Mills, Inc.	1,200	16,328
Joshin Denki Company, Ltd.	1,100	18,116
Joyful Honda Company, Ltd.	1,900	27,514
JSB Company, Ltd.	800	21,157
JSP Corp.	800	10,459
JTEKT Corp.	5,200	42,800
Juki Corp. (A)	1,400	3,838

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Juroku Financial Group, Inc.	1,300	$43,642
Justsystems Corp.	1,500	38,389
JVCKenwood Corp.	6,770	54,289
K&O Energy Group, Inc.	800	15,663
Kaga Electronics Company, Ltd.	1,200	22,764
Kagome Company, Ltd.	2,300	45,803
Kaken Pharmaceutical Company, Ltd.	1,200	31,788
Kakiyasu Honten Company, Ltd.	500	9,178
Kamakura Shinsho, Ltd.	1,200	4,582
Kameda Seika Company, Ltd.	700	19,461
Kamei Corp.	1,300	22,296
Kanaden Corp.	1,100	15,417
Kanadevia Corp.	5,500	37,161
Kanagawa Chuo Kotsu Company, Ltd.	700	17,196
Kanamic Network Company, Ltd.	600	1,777
Kanamoto Company, Ltd.	600	13,471
Kaneka Corp.	1,400	38,627
Kanematsu Corp.	3,500	66,609
Kanto Denka Kogyo Company, Ltd.	2,000	11,658
Katitas Company, Ltd.	1,800	31,193
Kato Sangyo Company, Ltd.	1,100	41,942
Kato Works Company, Ltd.	400	3,660
Kawada Technologies, Inc.	600	16,074
KeePer Technical Laboratory Company, Ltd. (C)	500	12,289
Keihan Holdings Company, Ltd.	2,200	46,602
Keihanshin Building Company, Ltd.	2,000	20,787
Keikyu Corp.	3,000	31,288
Kenko Mayonnaise Company, Ltd.	900	10,706
KH Neochem Company, Ltd.	1,500	26,271
Kimoto Company, Ltd.	3,000	4,785
King Jim Company, Ltd.	1,400	8,097
Kissei Pharmaceutical Company, Ltd.	1,100	30,792
Ki-Star Real Estate Company, Ltd.	600	19,273
Kitz Corp.	1,500	12,314
Koa Corp.	1,700	9,952
Koatsu Gas Kogyo Company, Ltd.	3,000	21,777
Kobe Electric Railway Company, Ltd.	300	4,885
Kohnan Shoji Company, Ltd.	1,200	32,455
Kokuyo Company, Ltd.	11,600	66,548
Komatsu Matere Company, Ltd.	1,700	8,567
KOMEDA Holdings Company, Ltd.	2,000	41,257
Komeri Company, Ltd.	1,500	30,628
Komori Corp.	2,300	23,841
Kondotec, Inc.	1,300	13,984
Konica Minolta, Inc. (A)	14,200	46,180
Konishi Company, Ltd.	3,100	24,166
Konoike Transport Company, Ltd.	1,700	34,714
Koshidaka Holdings Company, Ltd.	1,500	11,691
Kotobuki Spirits Company, Ltd.	2,500	35,660
Krosaki Harima Corp.	500	11,525
KRS Corp.	1,100	21,941
K's Holdings Corp.	5,700	57,928
Kumagai Gumi Company, Ltd.	1,300	37,695
Kumiai Chemical Industry Company, Ltd.	3,400	18,842
Kura Sushi, Inc.	1,100	27,011
Kurabo Industries, Ltd.	300	15,538
Kureha Corp.	1,500	32,694
Kurimoto, Ltd.	200	7,851
Kusuri no Aoki Holdings Company, Ltd.	2,100	52,903
KYB Corp.	2,000	41,371
Kyodo Printing Company, Ltd.	2,000	18,029
Kyoei Steel, Ltd.	300	4,277
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	16,717
Kyokuyo Company, Ltd.	700	22,304
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyorin Pharmaceutical Company, Ltd.	1,900	$19,992
Kyoritsu Maintenance Company, Ltd.	2,800	68,356
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,817
Kyushu Financial Group, Inc.	6,300	31,794
LA Holdings Company, Ltd.	200	8,691
Lacto Japan Company, Ltd.	800	20,443
LEC, Inc.	1,600	13,009
Leopalace21 Corp.	6,400	27,559
Life Corp.	1,600	24,541
Lifedrink Company, Inc.	1,600	23,514
LIFULL Company, Ltd.	3,800	5,070
Link And Motivation, Inc.	2,300	7,850
Lintec Corp.	1,900	38,950
Litalico, Inc.	1,300	11,407
M&A Capital Partners Company, Ltd.	1,000	20,817
Mabuchi Motor Company, Ltd.	3,200	47,245
Macnica Holdings, Inc.	4,400	59,031
Maeda Kosen Company, Ltd.	2,200	28,947
Maezawa Kasei Industries Company, Ltd.	1,100	13,940
Maezawa Kyuso Industries Company, Ltd.	1,800	15,314
Makino Milling Machine Company, Ltd.	800	63,867
Management Solutions Company, Ltd.	1,300	16,023
Mandom Corp.	1,600	15,617
Mani, Inc.	3,500	29,965
MarkLines Company, Ltd.	400	5,307
Mars Group Holdings Corp.	700	14,014
Marubun Corp.	200	1,433
Marudai Food Company, Ltd.	1,600	19,955
Maruha Nichiro Corp.	1,400	29,595
Maruichi Steel Tube, Ltd.	2,700	65,157
MARUKA FURUSATO Corp.	700	11,255
Marvelous, Inc.	1,400	4,946
Matsuda Sangyo Company, Ltd.	500	11,485
Matsui Securities Company, Ltd.	4,900	23,660
Matsuyafoods Holdings Company, Ltd.	200	8,218
Max Company, Ltd.	700	22,568
Maxell, Ltd.	2,200	28,985
Maxvalu Tokai Company, Ltd.	1,100	24,477
MCJ Company, Ltd.	3,200	28,876
MEC Company, Ltd.	700	13,087
Media Do Company, Ltd.	600	7,223
Medical Data Vision Company, Ltd.	200	562
Medikit Company, Ltd.	500	8,781
Medley, Inc. (A)	800	17,586
MedPeer, Inc.	600	3,247
Megmilk Snow Brand Company, Ltd.	1,400	26,525
Meidensha Corp.	800	30,102
Meiko Electronics Company, Ltd.	600	28,213
MEITEC Group Holdings, Inc.	2,000	44,075
Meito Sangyo Company, Ltd.	900	12,669
Menicon Company, Ltd.	2,500	19,384
Mercari, Inc. (A)	2,600	48,136
METAWATER Company, Ltd.	1,600	24,630
Micronics Japan Company, Ltd.	800	29,884
Midac Holdings Company, Ltd.	500	7,129
Mie Kotsu Group Holdings, Inc.	3,700	12,829
Milbon Company, Ltd.	912	15,332
Ministop Company, Ltd.	400	5,069
MIRAIT ONE Corp.	4,240	74,566
Mirarth Holdings, Inc.	6,300	16,419
Miroku Jyoho Service Company, Ltd.	700	8,709
Mitani Corp.	2,000	29,857
Mitsuba Corp.	2,300	13,223
Mitsubishi Logisnext Company, Ltd.	1,000	13,606

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Logistics Corp.	2,800	$22,945
Mitsubishi Materials Corp.	3,900	61,628
Mitsubishi Paper Mills, Ltd.	2,600	11,445
Mitsubishi Pencil Company, Ltd.	1,500	21,191
Mitsubishi Research Institute, Inc.	500	15,888
Mitsubishi Shokuhin Company, Ltd.	600	26,342
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	10,927
Mitsui DM Sugar Company, Ltd.	1,000	21,230
Mitsui E&S Company, Ltd.	4,600	90,728
Mitsui High-Tec, Inc.	2,500	12,237
Mitsui Matsushima Holdings Company, Ltd.	300	10,494
Mitsui Mining & Smelting Company, Ltd.	2,200	76,705
Mitsui-Soko Holdings Company, Ltd.	2,700	73,625
Mitsuuroko Group Holdings Company, Ltd.	2,600	34,267
Mixi, Inc.	1,800	43,457
Mizuho Leasing Company, Ltd.	4,000	29,679
Mizuno Corp.	1,200	22,082
Mochida Pharmaceutical Company, Ltd.	900	18,504
Morinaga & Company, Ltd.	3,000	49,447
Morinaga Milk Industry Company, Ltd.	3,000	67,399
Morita Holdings Corp.	2,200	32,844
MOS Food Services, Inc.	1,000	25,747
MrMax Holdings, Ltd.	1,700	7,734
m-up Holdings, Inc.	2,000	28,677
Musashi Seimitsu Industry Company, Ltd.	2,600	55,200
Nabtesco Corp.	3,300	58,979
Nachi-Fujikoshi Corp.	600	12,862
Nafco Company, Ltd.	1,100	13,406
Nagano Keiki Company, Ltd.	800	11,017
Nagase & Company, Ltd.	3,000	57,813
Nagoya Railroad Company, Ltd.	6,500	73,527
Nakamuraya Company, Ltd.	300	6,499
Nakanishi, Inc.	2,600	34,164
Nakayama Steel Works, Ltd.	1,100	4,746
Namura Shipbuilding Company, Ltd.	1,152	25,049
Nankai Electric Railway Company, Ltd.	3,000	45,366
Natori Company, Ltd.	700	9,782
NEC Capital Solutions, Ltd.	800	21,139
Neturen Company, Ltd.	2,300	17,355
Nextage Company, Ltd.	1,900	22,968
NHK Spring Company, Ltd.	2,400	26,132
Nice Corp.	600	6,921
Nichias Corp.	2,300	88,007
Nichiban Company, Ltd.	700	9,403
Nichicon Corp.	600	4,935
Nichiden Corp.	600	11,476
Nichiha Corp.	1,200	24,735
Nichireki Group Company, Ltd.	1,200	20,056
Nichirin Company, Ltd.	1,040	24,755
Nifco, Inc.	800	18,956
Nihon Chouzai Company, Ltd.	800	17,752
Nihon Dempa Kogyo Company, Ltd.	2,500	13,036
Nihon Flush Company, Ltd.	1,000	5,657
Nihon House Holdings Company, Ltd.	1,000	2,050
Nihon Kagaku Sangyo Company, Ltd.	1,000	13,714
Nihon M&A Center Holdings, Inc.	9,700	49,168
Nihon Parkerizing Company, Ltd.	3,900	34,385
Nihon Tokushu Toryo Company, Ltd.	1,000	13,785
Nikkiso Company, Ltd.	2,100	18,662
Nikkon Holdings Company, Ltd.	4,400	97,857
Nippn Corp.	1,600	23,651
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Air Conditioning Services Company, Ltd.	1,600	$12,471
Nippon Beet Sugar Manufacturing Company, Ltd.	900	15,038
Nippon Carbon Company, Ltd.	500	14,156
Nippon Chemical Industrial Company, Ltd.	700	9,867
Nippon Chemi-Con Corp. (A)	1,100	9,076
Nippon Coke & Engineering Company, Ltd. (A)	18,000	10,369
Nippon Concrete Industries Company, Ltd.	2,600	5,283
Nippon Denko Company, Ltd.	6,530	11,279
Nippon Densetsu Kogyo Company, Ltd.	2,100	37,353
Nippon Electric Glass Company, Ltd.	2,200	52,201
Nippon Gas Company, Ltd.	4,300	79,189
Nippon Hume Corp.	2,000	30,181
Nippon Kayaku Company, Ltd.	5,300	47,638
Nippon Kodoshi Corp.	800	9,812
Nippon Light Metal Holdings Company, Ltd.	2,820	31,836
Nippon Paper Industries Company, Ltd.	4,600	33,102
Nippon Parking Development Company, Ltd.	8,400	15,375
Nippon Rietec Company, Ltd.	300	3,825
Nippon Seiki Company, Ltd.	3,000	29,679
Nippon Sharyo, Ltd.	600	8,543
Nippon Sheet Glass Company, Ltd. (A)	4,100	12,856
Nippon Shinyaku Company, Ltd.	1,800	39,282
Nippon Shokubai Company, Ltd.	3,200	36,493
Nippon Signal Company, Ltd.	3,000	22,405
Nippon Soda Company, Ltd.	1,200	25,267
Nippon Thompson Company, Ltd.	4,700	17,392
Nippon Yakin Kogyo Company, Ltd.	300	8,270
Nipro Corp.	6,700	59,346
Nishikawa Rubber Company, Ltd.	1,600	28,787
Nishimatsu Construction Company, Ltd.	1,500	49,936
Nishi-Nippon Financial Holdings, Inc.	3,900	58,526
Nishi-Nippon Railroad Company, Ltd.	2,400	33,859
Nishio Holdings Company, Ltd.	800	22,290
Nissan Shatai Company, Ltd.	3,400	25,508
Nissei ASB Machine Company, Ltd.	500	20,312
Nissei Plastic Industrial Company, Ltd.	1,600	9,582
Nissha Company, Ltd.	2,300	21,477
Nisshinbo Holdings, Inc.	4,768	30,552
Nissin Corp.	900	50,492
Nisso Holdings Company, Ltd.	2,400	10,787
Nissui Corp.	9,200	55,905
Nitta Corp.	800	21,413
Nittetsu Mining Company, Ltd.	600	30,914
Nitto Kogyo Corp.	600	12,957
Nitto Kohki Company, Ltd.	1,000	12,676
Nitto Seiko Company, Ltd.	1,700	6,747
Noevir Holdings Company, Ltd.	800	24,044
Nojima Corp.	3,200	69,946
NOK Corp.	900	13,279
Noritake Company, Ltd.	500	12,668
Noritsu Koki Company, Ltd.	3,000	31,745
Noritz Corp.	2,100	26,914
North Pacific Bank, Ltd.	12,900	51,624
NPR-RIKEN Corp.	1,200	19,530
NS Tool Company, Ltd.	800	3,935
NS United Kaiun Kaisha, Ltd.	100	2,708
NSD Company, Ltd.	2,200	54,477
NSK, Ltd.	3,200	15,048
NTN Corp.	18,400	29,058
Obara Group, Inc.	600	14,922

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ohsho Food Service Corp.	600	$15,837
Oiles Corp.	1,380	19,759
Okabe Company, Ltd.	2,600	14,989
Okamoto Industries, Inc.	600	20,045
Okamura Corp.	2,000	30,796
Okasan Securities Group, Inc.	7,000	32,601
Oki Electric Industry Company, Ltd.	4,700	52,415
Okinawa Cellular Telephone Company	800	28,413
Okinawa Financial Group, Inc.	1,140	24,108
OKUMA Corp.	2,200	55,875
Okumura Corp.	1,200	35,825
Okuwa Company, Ltd.	1,000	6,585
Onoken Company, Ltd.	1,500	14,565
Onward Holdings Company, Ltd.	2,400	9,892
Open Up Group, Inc.	1,200	14,216
Optex Group Company, Ltd.	1,900	22,957
Optim Corp. (A)	700	2,631
Optorun Company, Ltd.	1,100	12,439
Organo Corp.	500	31,129
Orient Corp.	3,180	21,349
Oriental Shiraishi Corp.	7,600	19,411
Origin Company, Ltd.	100	734
Oro Company, Ltd.	700	14,464
Osaka Organic Chemical Industry, Ltd.	800	14,390
Osaka Steel Company, Ltd.	700	13,700
Osaki Electric Company, Ltd.	3,000	19,959
OSG Corp.	3,900	46,009
Oyo Corp.	1,300	27,180
Pacific Industrial Company, Ltd.	700	6,552
Pacific Metals Company, Ltd.	1,100	13,350
PAL GROUP Holdings Company, Ltd.	1,400	35,021
PALTAC Corp.	1,200	33,598
Paramount Bed Holdings Company, Ltd.	1,600	28,472
Park24 Company, Ltd.	4,200	53,839
Pasona Group, Inc.	1,300	20,183
Penta-Ocean Construction Company, Ltd.	9,900	62,024
PeptiDream, Inc. (A)	3,600	41,057
PIA Corp. (A)	500	10,213
Pickles Holdings Company, Ltd.	800	5,388
Pigeon Corp.	5,500	66,882
PILLAR Corp.	500	13,420
Pilot Corp.	1,200	33,945
Piolax, Inc.	1,200	14,809
PKSHA Technology, Inc. (A)	500	12,182
Pole To Win Holdings, Inc.	2,000	5,118
Premium Group Company, Ltd.	900	13,094
Premium Water Holdings, Inc.	400	8,474
Press Kogyo Company, Ltd.	2,500	9,447
Prestige International, Inc.	5,000	20,925
Prima Meat Packers, Ltd.	1,500	23,587
Procrea Holdings, Inc.	2,344	23,281
Pronexus, Inc.	600	4,622
PS Construction Company, Ltd.	800	9,595
Punch Industry Company, Ltd.	1,300	3,366
QB Net Holdings Company, Ltd.	1,800	14,244
Qol Holdings Company, Ltd.	1,400	17,988
Quick Company, Ltd.	800	13,134
Raccoon Holdings, Inc.	800	3,937
Raito Kogyo Company, Ltd.	1,300	25,809
Raiznext Corp.	2,000	24,877
Raksul, Inc. (A)	1,200	9,284
Rakus Company, Ltd.	1,200	19,235
Rasa Industries, Ltd.	600	16,855
Relo Group, Inc.	2,800	33,230
Rengo Company, Ltd.	8,600	46,612
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
RENOVA, Inc. (A)	1,400	$6,311
Resorttrust, Inc.	4,800	58,620
Retail Partners Company, Ltd.	300	2,940
Rheon Automatic Machinery Company, Ltd.	1,500	12,917
Ricoh Leasing Company, Ltd.	800	28,480
Riken Keiki Company, Ltd.	700	14,649
Riken Vitamin Company, Ltd.	1,400	26,561
Rion Company, Ltd.	500	9,006
Riso Kyoiku Company, Ltd.	3,400	5,285
Rock Field Company, Ltd.	1,000	10,815
Rokko Butter Company, Ltd.	600	5,084
Roland Corp.	700	15,376
Rorze Corp.	2,500	35,539
Round One Corp.	5,500	56,136
Royal Holdings Company, Ltd.	600	10,957
Ryobi, Ltd.	1,400	20,820
Ryoden Corp.	800	15,542
Ryoyo Ryosan Holdings, Inc.	500	9,205
S Foods, Inc.	900	16,345
S&B Foods, Inc.	700	14,913
Sac's Bar Holdings, Inc.	600	3,352
Saibu Gas Holdings Company, Ltd.	1,500	18,304
Saint-Care Holding Corp.	1,900	9,993
Saizeriya Company, Ltd.	800	27,728
Sakai Chemical Industry Company, Ltd.	100	1,847
Sakai Moving Service Company, Ltd.	1,000	18,428
Sakata INX Corp.	1,200	16,187
Sakata Seed Corp.	500	12,159
Sala Corp.	3,000	19,997
San-A Company, Ltd.	1,400	28,690
San-Ai Obbli Company, Ltd.	2,700	33,972
Sangetsu Corp.	2,100	43,061
Sanken Electric Company, Ltd. (A)	900	50,363
Sanki Engineering Company, Ltd.	2,000	56,156
Sankyo Frontier Company, Ltd.	600	8,319
Sankyo Seiko Company, Ltd.	3,200	13,779
Sankyo Tateyama, Inc.	2,500	11,185
Sankyu, Inc.	1,400	75,094
Sanoh Industrial Company, Ltd.	1,900	8,390
Sanshin Electronics Company, Ltd.	700	11,479
Sanyo Chemical Industries, Ltd.	600	15,210
Sanyo Denki Company, Ltd.	400	26,736
Sanyo Electric Railway Company, Ltd.	1,600	21,979
Sanyo Shokai, Ltd.	700	12,656
Sanyo Trading Company, Ltd.	1,200	12,089
Sato Corp.	1,700	24,358
Sawai Group Holdings Company, Ltd.	4,500	57,240
SBI ARUHI Corp.	500	2,748
SBI Global Asset Management Company, Ltd.	1,300	5,679
SBS Holdings, Inc.	900	18,137
Scroll Corp.	2,300	16,979
Seika Corp.	500	16,159
Seikagaku Corp.	1,700	7,227
Seikitokyu Kogyo Company, Ltd.	1,600	16,289
Seiko Group Corp.	1,400	42,478
Seino Holdings Company, Ltd.	1,400	21,509
Seiren Company, Ltd.	1,900	30,727
Sekisui Jushi Corp.	1,600	21,858
Sekisui Kasei Company, Ltd.	2,500	5,708
Senko Group Holdings Company, Ltd.	4,700	64,052
Senshu Electric Company, Ltd.	600	17,542
Senshu Ikeda Holdings, Inc.	8,000	31,650
Senshukai Company, Ltd. (A)(C)	3,300	5,593

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seria Company, Ltd.	2,100	$39,077
Seven Bank, Ltd.	20,300	37,053
Shibaura Electronics Company, Ltd.	1,000	41,516
Shibaura Machine Company, Ltd.	600	13,229
Shibaura Mechatronics Corp.	300	22,600
Shibuya Corp.	800	17,883
SHIFT, Inc. (A)	4,500	54,499
Shikibo, Ltd.	1,100	7,439
Shikoku Electric Power Company, Inc.	5,200	43,576
Shikoku Kasei Holdings Corp.	1,700	23,086
Shima Seiki Manufacturing, Ltd.	1,200	7,673
Shimadaya Corp.	500	6,398
Shin Nippon Biomedical Laboratories, Ltd.	1,000	9,868
Shinagawa Refractories Company, Ltd.	2,100	24,162
Shindengen Electric Manufacturing Company, Ltd.	500	7,623
Shin-Etsu Polymer Company, Ltd.	1,900	22,861
Shinko Shoji Company, Ltd.	1,900	12,392
Shinmaywa Industries, Ltd.	2,400	26,939
Shinnihon Corp.	600	6,923
Shinwa Company, Ltd.	700	14,968
Ship Healthcare Holdings, Inc.	2,600	34,994
Shizuoka Gas Company, Ltd.	2,500	18,576
SHO-BOND Holdings Company, Ltd.	1,000	32,664
Shoei Company, Ltd.	1,600	19,319
Showa Sangyo Company, Ltd.	1,000	20,693
SIGMAXYZ Holdings, Inc.	3,600	31,302
Siix Corp.	1,600	12,929
Sinanen Holdings Company, Ltd.	500	21,669
Sinfonia Technology Company, Ltd.	700	47,236
Sinko Industries, Ltd.	1,900	15,742
Sintokogio, Ltd.	1,900	11,388
SKY Perfect JSAT Holdings, Inc.	7,800	78,152
Smaregi, Inc. (A)	400	8,447
SMK Corp.	300	4,691
SMS Company, Ltd.	1,600	16,413
Socionext, Inc.	4,500	86,212
Sodick Company, Ltd.	2,400	16,442
Softcreate Holdings Corp.	1,400	21,340
Software Service, Inc.	200	18,267
Soken Chemical & Engineering Company, Ltd.	1,600	16,852
Solasto Corp.	3,200	9,253
Sotetsu Holdings, Inc.	3,500	55,087
Sparx Group Company, Ltd.	1,480	15,151
S-Pool, Inc.	5,000	11,863
SRA Holdings	600	18,959
SRE Holdings Corp.	400	9,423
ST Corp.	700	7,723
St. Marc Holdings Company, Ltd.	800	12,937
Star Mica Holdings Company, Ltd.	2,200	15,160
Star Micronics Company, Ltd.	1,000	11,660
Starts Corp., Inc.	1,300	41,096
Starzen Company, Ltd.	1,800	13,763
Strike Company, Ltd.	700	17,976
Studio Alice Company, Ltd.	900	13,369
Sugimoto & Company, Ltd.	1,400	16,321
SUMCO Corp.	5,300	41,544
Sumida Corp.	1,600	10,737
Suminoe Company, Ltd.	1,000	7,780
Sumitomo Bakelite Company, Ltd.	1,500	43,271
Sumitomo Densetsu Company, Ltd.	600	25,652
Sumitomo Mitsui Construction Company, Ltd.	6,000	24,795
Sumitomo Osaka Cement Company, Ltd.	1,500	39,291
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Riko Company, Ltd.	2,400	$27,749
Sumitomo Seika Chemicals Company, Ltd.	500	15,049
Sun Frontier Fudousan Company, Ltd.	1,000	14,399
Suruga Bank, Ltd.	3,600	33,501
Suzuken Company, Ltd.	900	32,542
SWCC Corp.	1,200	62,568
Systena Corp.	12,200	34,556
Syuppin Company, Ltd.	1,200	9,394
T RAD Company, Ltd.	500	15,318
Tachibana Eletech Company, Ltd.	1,360	24,985
Tachi-S Company, Ltd.	600	7,176
Tadano, Ltd.	5,000	33,280
Taihei Dengyo Kaisha, Ltd.	600	22,340
Taiho Kogyo Company, Ltd.	1,200	4,729
Taikisha, Ltd.	1,800	32,203
Taisei Lamick Group Head Quarter & Innovation Company, Ltd.	500	8,660
Taiyo Holdings Company, Ltd.	2,000	97,696
Taiyo Yuden Company, Ltd.	3,900	68,256
Takamatsu Construction Group Company, Ltd.	1,000	20,348
Takaoka Toko Company, Ltd.	700	11,316
Takara Bio, Inc.	2,100	11,709
Takara Holdings, Inc.	5,700	47,387
Takara Standard Company, Ltd.	2,200	37,079
Takasago International Corp.	400	19,350
Takasago Thermal Engineering Company, Ltd.	1,100	53,992
Takashimaya Company, Ltd.	2,200	17,194
Takeuchi Manufacturing Company, Ltd.	1,000	32,452
Takuma Company, Ltd.	800	11,354
Tama Home Company, Ltd.	200	4,594
Tamron Company, Ltd.	4,800	29,078
Tamura Corp.	600	1,990
Tanseisha Company, Ltd.	1,100	10,135
Tayca Corp.	1,500	13,438
TDC Soft, Inc.	2,400	22,321
TechMatrix Corp.	2,000	31,359
TechnoPro Holdings, Inc.	2,700	78,683
Teijin, Ltd.	5,400	43,771
Teikoku Sen-I Company, Ltd.	1,200	22,611
Tekken Corp.	800	16,019
Tess Holdings Company, Ltd.	2,400	5,484
The 77 Bank, Ltd.	2,100	71,666
The Akita Bank, Ltd.	1,100	22,964
The Awa Bank, Ltd.	900	17,909
The Bank of Iwate, Ltd.	1,100	23,211
The Bank of Nagoya, Ltd.	500	27,435
The Bank of Saga, Ltd.	1,000	16,117
The Chiba Kogyo Bank, Ltd.	1,500	12,392
The Chugoku Electric Power Company, Inc.	7,900	39,139
The Ehime Bank, Ltd.	2,100	14,587
The First Bank of Toyama, Ltd.	2,800	19,182
The Hyakugo Bank, Ltd.	9,600	45,929
The Hyakujushi Bank, Ltd.	800	23,203
The Keiyo Bank, Ltd.	4,400	30,565
The Kita-Nippon Bank, Ltd.	700	14,379
The Kiyo Bank, Ltd.	2,300	39,741
The Miyazaki Bank, Ltd.	1,000	25,500
The Monogatari Corp.	1,200	32,512
The Musashino Bank, Ltd.	900	20,357
The Nanto Bank, Ltd.	1,500	42,679
The Nippon Road Company, Ltd.	1,000	17,391
The Nisshin Oillio Group, Ltd.	1,200	40,666

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Ogaki Kyoritsu Bank, Ltd.	1,600	$27,750
The Oita Bank, Ltd.	900	24,954
The Okinawa Electric Power Company, Inc.	1,990	12,548
The Pack Corp.	2,400	18,331
The San-In Godo Bank, Ltd.	4,300	35,521
The Shiga Bank, Ltd.	1,700	68,193
The Shikoku Bank, Ltd.	2,800	21,559
The Shimizu Bank, Ltd.	500	4,912
The Sumitomo Warehouse Company, Ltd.	1,824	37,522
The Tochigi Bank, Ltd.	8,000	22,367
The Toho Bank, Ltd.	12,000	27,487
The Tohoku Bank, Ltd.	400	3,005
The Tottori Bank, Ltd.	400	3,476
The Towa Bank, Ltd.	2,900	13,955
The Yamagata Bank, Ltd.	2,000	20,753
The Yamanashi Chuo Bank, Ltd.	700	12,318
Tigers Polymer Corp.	1,000	5,552
TKC Corp.	1,300	38,045
Toa Corp. (Hyogo)	1,400	9,864
Toa Corp. (Tokyo)	1,300	13,622
Toagosei Company, Ltd.	4,300	41,689
TOBISHIMA HOLDINGS, Inc.	720	9,138
TOC Company, Ltd.	3,400	15,735
Tocalo Company, Ltd.	1,400	18,447
Toda Corp.	8,400	53,340
Toda Kogyo Corp. (A)	300	2,455
Toei Company, Ltd.	500	18,126
Toenec Corp.	3,000	25,399
Toho Company, Ltd.	600	12,983
Toho Gas Company, Ltd.	1,300	36,275
Toho Holdings Company, Ltd.	1,900	61,397
Toho Titanium Company, Ltd.	1,300	11,758
Toho Zinc Company, Ltd. (A)	800	3,845
Tokai Carbon Company, Ltd.	6,700	47,323
Tokai Corp.	1,200	17,701
TOKAI Holdings Corp.	4,000	27,607
Tokai Rika Company, Ltd.	2,600	40,061
Tokai Tokyo Financial Holdings, Inc.	8,400	28,797
Token Corp.	210	20,584
Tokushu Tokai Paper Company, Ltd.	600	15,969
Tokuyama Corp.	1,800	37,614
Tokyo Base Company, Ltd.	900	2,627
Tokyo Electron Device, Ltd.	600	11,766
Tokyo Energy & Systems, Inc.	2,000	17,788
Tokyo Kiraboshi Financial Group, Inc.	1,136	47,832
Tokyo Rope Manufacturing Company, Ltd.	200	1,760
Tokyo Seimitsu Company, Ltd.	1,300	86,380
Tokyo Steel Manufacturing Company, Ltd.	700	7,341
Tokyo Tekko Company, Ltd.	400	15,061
Tokyo Theatres Company, Inc.	900	6,798
Tokyotokeiba Company, Ltd.	600	19,870
Tokyu Construction Company, Ltd.	3,900	28,613
Tomato Bank, Ltd.	1,100	9,337
Tomen Devices Corp.	200	8,360
Tomoku Company, Ltd.	500	9,961
TOMONY Holdings, Inc.	10,600	39,679
Tomy Company, Ltd.	2,900	65,429
Topcon Corp.	3,300	74,657
Topre Corp.	700	9,283
Topy Industries, Ltd.	1,300	20,422
Torex Semiconductor, Ltd.	700	6,536
Toridoll Holdings Corp.	1,200	34,701
Torishima Pump Manufacturing Company, Ltd.	900	12,460
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tosei Corp.	1,600	$28,666
Toshiba TEC Corp.	1,100	22,422
Tosho Company, Ltd.	1,300	5,453
Totetsu Kogyo Company, Ltd.	1,000	26,823
Towa Corp.	2,400	33,455
Towa Pharmaceutical Company, Ltd.	1,500	31,127
Toyo Construction Company, Ltd.	700	6,957
Toyo Corp.	1,100	11,392
Toyo Denki Seizo KK	600	6,075
Toyo Engineering Corp.	2,200	11,865
Toyo Gosei Company, Ltd.	300	10,089
Toyo Kanetsu KK	400	10,988
Toyo Tanso Company, Ltd.	1,000	33,920
Toyo Tire Corp.	2,000	42,362
Toyo Wharf & Warehouse Company, Ltd.	600	5,705
Toyobo Company, Ltd.	4,093	26,071
Toyoda Gosei Company, Ltd.	2,000	39,348
Toyota Boshoku Corp.	2,100	28,629
TPR Company, Ltd.	1,400	18,916
Transaction Company, Ltd.	1,700	27,620
Transcosmos, Inc.	800	19,427
Tri Chemical Laboratories, Inc.	500	11,511
Trusco Nakayama Corp.	2,200	31,478
TS Tech Company, Ltd.	4,400	51,597
TSI Holdings Company, Ltd.	1,870	14,765
Tsubaki Nakashima Company, Ltd.	2,300	5,325
Tsubakimoto Chain Company	3,600	44,823
Tsuburaya Fields Holdings, Inc.	2,100	30,219
Tsugami Corp.	1,600	20,586
Tsukishima Holdings Company, Ltd.	2,000	29,526
Tsukuba Bank, Ltd.	5,700	9,185
Tsumura & Company	2,600	62,753
Tsurumi Manufacturing Company, Ltd.	1,000	25,245
TV Asahi Holdings Corp.	500	9,686
UACJ Corp.	1,003	36,693
UBE Corp.	3,000	47,088
Ubicom Holdings, Inc.	500	3,308
Uchida Yoko Company, Ltd.	400	26,581
Ulvac, Inc.	1,100	40,349
U-Next Holdings Company, Ltd.	1,500	23,897
Unipres Corp.	200	1,332
United Arrows, Ltd.	1,600	23,729
United Super Markets Holdings, Inc.	2,838	17,981
UNITED, Inc.	2,600	10,365
Universal Entertainment Corp. (A)	1,200	8,080
Ushio, Inc.	2,600	32,298
UT Group Company, Ltd.	1,500	25,629
V Technology Company, Ltd.	400	8,497
Valor Holdings Company, Ltd.	1,700	29,738
Valqua, Ltd.	1,000	21,282
Value HR Company, Ltd. (C)	1,200	13,219
ValueCommerce Company, Ltd.	900	4,861
Vector, Inc.	800	6,051
Vertex Corp.	1,100	17,534
Vision, Inc.	3,300	26,347
Visional, Inc. (A)	900	69,294
Vital KSK Holdings, Inc.	2,100	17,658
VT Holdings Company, Ltd.	6,600	21,594
Wacoal Holdings Corp.	1,300	44,766
Wacom Company, Ltd.	2,700	12,816
Wakachiku Construction Company, Ltd.	900	25,588
Wakita & Company, Ltd.	2,300	26,934
Warabeya Nichiyo Holdings Company, Ltd.	900	15,069
Watahan & Company, Ltd.	600	6,794

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
WDB Holdings Company, Ltd.	700	$8,221
Weathernews, Inc.	600	16,172
Wellneo Sugar Company, Ltd.	1,100	17,211
West Holdings Corp.	716	8,273
Will Group, Inc.	1,200	7,770
WingArc1st, Inc.	200	5,717
World Company, Ltd.	700	12,495
World Holdings Company, Ltd.	600	9,457
Wowow, Inc.	600	4,204
Yahagi Construction Company, Ltd.	2,000	23,605
YAKUODO Holdings Company, Ltd.	700	11,252
YAMABIKO Corp.	800	11,755
YAMADA Consulting Group Company, Ltd.	1,100	12,335
Yamae Group Holdings Company, Ltd.	1,000	16,338
Yamaguchi Financial Group, Inc.	3,000	32,276
Yamazen Corp.	1,900	16,500
Yaoko Company, Ltd.	300	19,794
Yasuda Logistics Corp.	1,400	17,762
Yellow Hat, Ltd.	2,400	25,651
Yodogawa Steel Works, Ltd.	2,500	19,854
Yokogawa Bridge Holdings Corp.	1,000	17,532
Yokorei Company, Ltd.	2,900	17,252
Yokowo Company, Ltd.	1,200	11,217
Yomeishu Seizo Company, Ltd.	500	10,803
Yondoshi Holdings, Inc.	1,300	15,669
Yonex Company, Ltd.	2,100	42,228
Yorozu Corp.	1,800	11,567
Yoshinoya Holdings Company, Ltd.	2,500	54,287
Yuasa Trading Company, Ltd.	700	21,857
Yukiguni Factory Company, Ltd.	1,000	7,637
Yurtec Corp.	2,000	29,380
Yushiro, Inc.	1,100	14,718
Zacros Corp.	800	20,861
Zenkoku Hosho Company, Ltd.	2,400	53,828
Zenrin Company, Ltd.	1,950	13,888
Zeon Corp.	3,800	38,581
ZERIA Pharmaceutical Company, Ltd.	1,200	17,361
ZIGExN Company, Ltd.	1,800	6,049
		23,084,440
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	60,440
VP Bank AG, Class A	188	19,322
		79,762
Luxembourg - 0.5%
APERAM SA	1,921	62,211
Aroundtown SA (A)	34,053	125,275
B&S Group Sarl (D)	983	6,781
Befesa SA (D)	1,789	58,349
d'Amico International Shipping SA	3,434	13,949
Eurofins Scientific SE	865	61,645
Grand City Properties SA (A)	2,964	38,838
RTL Group SA	1,577	69,186
SES SA	17,182	122,447
Sword Group	278	12,504
		571,185
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,256
Wynn Macau, Ltd.	12,800	8,859
		10,115
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	15,020
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mauritius - 0.0%
Capital, Ltd.	9,014	$10,563
Mongolia - 0.0%
Mongolian Mining Corp. (A)(C)	12,000	9,754
Netherlands - 2.3%
Aalberts NV	2,473	89,818
Acomo NV	876	23,735
Akzo Nobel NV	2,317	162,570
Alfen N.V. (A)(D)	681	8,352
AMG Critical Materials NV	1,350	34,746
Arcadis NV	2,707	131,452
Basic-Fit NV (A)(C)(D)	2,099	63,976
BE Semiconductor Industries NV	1,367	204,440
Brunel International NV (C)	1,169	12,343
Corbion NV	1,806	38,780
CTP NV (D)	2,827	59,558
Flow Traders, Ltd. (A)	1,631	53,001
ForFarmers NV	2,398	11,292
Fugro NV	3,425	48,152
IMCD NV	1,311	176,324
Innoconcepts NV (A)(B)	10,527	0
Just Eat Takeaway.com NV (A)(D)	2,415	55,294
Kendrion NV	1,244	17,020
Koninklijke BAM Groep NV	13,114	116,982
Koninklijke Heijmans NV	1,599	103,575
Koninklijke Vopak NV	2,696	133,909
Nedap NV	225	19,140
OCI NV (A)	2,623	23,721
Pharming Group NV (A)	30,666	32,890
PostNL NV (C)	17,290	18,802
PPHE Hotel Group, Ltd.	592	13,011
QIAGEN NV (A)	3,559	171,046
Randstad NV	3,405	157,383
SBM Offshore NV	5,505	145,545
SIF Holding NV (A)	588	6,274
Signify NV (D)	5,215	141,601
Sligro Food Group NV	1,151	19,533
TKH Group NV	1,628	74,590
TomTom NV (A)	3,258	19,026
Van Lanschot Kempen NV	1,307	84,098
		2,471,979
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	13,542
Channel Infrastructure NZ, Ltd.	12,291	16,483
Delegat Group, Ltd.	1,200	3,072
Fletcher Building, Ltd. (A)	8,100	14,283
Freightways Group, Ltd.	5,690	38,521
Genesis Energy, Ltd.	8,189	11,351
Gentrack Group, Ltd. (A)	3,060	23,069
Hallenstein Glasson Holdings, Ltd.	3,354	16,820
Heartland Group Holdings, Ltd.	31,010	15,117
Investore Property, Ltd.	15,094	10,787
KMD Brands, Ltd. (A)	25,838	4,332
Manawa Energy, Ltd.	1,665	6,387
NZME, Ltd.	13,259	9,117
NZX, Ltd.	18,453	16,748
Oceania Healthcare, Ltd. (A)	41,920	17,127
Pacific Edge, Ltd. (A)	27,936	1,636
PGG Wrightson, Ltd.	819	1,044
Restaurant Brands New Zealand, Ltd.	886	1,665
Ryman Healthcare, Ltd. (A)	7,717	10,534
Sanford, Ltd.	2,767	9,692
Scales Corp., Ltd.	5,176	15,210
Serko, Ltd. (A)	2,827	5,485
Skellerup Holdings, Ltd.	7,637	21,922
SKY Network Television, Ltd.	6,265	11,412

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
SKYCITY Entertainment Group, Ltd. (A)	20,410	$11,684
Summerset Group Holdings, Ltd.	5,502	37,719
The Warehouse Group, Ltd. (A)	9,894	4,825
Tourism Holdings, Ltd.	7,292	9,999
TOWER, Ltd.	10,300	9,987
Vista Group International, Ltd. (A)	7,682	16,369
		385,939
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	16,885
AF Gruppen ASA (A)	717	10,876
Akastor ASA	6,104	7,402
ArcticZymes Technologies ASA (A)	962	1,648
Atea ASA (A)	2,860	45,210
Axactor ASA (A)	14,729	10,841
B2 Impact ASA	8,867	12,542
BLUENORD ASA (A)	912	44,604
Bonheur ASA	1,411	32,028
Bouvet ASA	3,002	23,759
BW Offshore, Ltd.	4,568	13,729
Cloudberry Clean Energy ASA (A)	5,431	6,704
Crayon Group Holding ASA (A)(D)	1,983	28,490
DNO ASA	18,710	23,844
Elkem ASA (A)(D)	6,721	15,824
Elmera Group ASA (D)	5,860	20,533
Elopak ASA	2,737	12,778
Europris ASA (D)	6,315	53,555
FLEX LNG, Ltd.	294	6,551
FLEX LNG, Ltd. (New York Stock Exchange) (C)	490	10,770
Golden Ocean Group, Ltd.	2,752	20,387
Grieg Seafood ASA (A)(C)	2,264	17,039
Hexagon Composites ASA (A)	6,450	11,656
Hexagon Purus ASA (A)	2,213	502
Kid ASA (D)	1,128	17,442
Kitron ASA	9,158	56,891
LINK Mobility Group Holding ASA (A)	9,965	28,636
Medistim ASA	352	7,309
MPC Container Ships ASA	15,398	24,371
Multiconsult ASA (D)	554	11,481
Norske Skog ASA (A)(C)(D)	1,815	3,997
Norwegian Air Shuttle ASA (A)	11,101	16,093
Odfjell Drilling, Ltd.	4,970	32,892
Panoro Energy ASA (A)	3,699	8,327
Pareto Bank ASA	1,457	11,969
PhotoCure ASA (A)	2,625	14,114
SATS ASA (A)	5,362	19,371
Scatec ASA (A)(D)	4,993	46,128
Selvaag Bolig ASA	1,842	6,416
SmartCraft ASA (A)	4,384	11,657
Solstad Maritime Holding AS	1,586	3,768
Sparebanken More	1,230	13,063
TGS ASA	2,915	24,872
		806,954
Peru - 0.1%
Hochschild Mining PLC	23,905	84,259
Poland - 0.1%
InPost SA (A)	4,504	74,954
Portugal - 0.5%
Altri SGPS SA	2,851	16,375
Banco Comercial Portugues SA	362,801	282,636
Corticeira Amorim SGPS SA	2,100	19,598
CTT-Correios de Portugal SA	4,239	37,727
Mota-Engil SGPS SA	5,636	25,533
NOS SGPS SA	4,757	21,713
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	14,895	$53,100
Sonae SGPS SA	34,734	49,454
The Navigator Company SA	6,459	24,268
		530,404
Singapore - 1.0%
AEM Holdings, Ltd. (A)	9,191	10,848
ASMPT, Ltd.	6,800	50,046
Banyan Tree Holdings, Ltd.	19,800	6,618
Boustead Singapore, Ltd.	10,445	11,751
Bukit Sembawang Estates, Ltd.	11,000	34,775
Capitaland India Trust	50,467	41,673
China Aviation Oil Singapore Corp., Ltd. (C)	14,400	10,308
ComfortDelGro Corp., Ltd.	69,000	77,608
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	5,655
CSE Global, Ltd.	37,446	16,638
Delfi, Ltd.	21,900	13,008
Ezion Holdings, Ltd. (A)(B)	131,300	0
Far East Orchard, Ltd.	5,140	4,119
First Resources, Ltd.	19,300	22,302
Fraser and Neave, Ltd.	8,600	8,526
Gallant Venture, Ltd. (A)	71,000	5,002
Golden Agri-Resources, Ltd.	183,600	36,139
GuocoLand, Ltd.	10,400	12,275
Haw Par Corp., Ltd.	4,700	44,296
Ho Bee Land, Ltd.	11,400	18,210
Hong Fok Corp., Ltd.	20,100	11,622
Hong Leong Finance, Ltd.	12,900	26,073
Hyflux, Ltd. (A)(B)	24,000	0
iFAST Corp., Ltd.	3,400	17,649
IGG, Inc.	38,000	21,351
Indofood Agri Resources, Ltd.	25,000	6,290
Keppel Infrastructure Trust	112,549	35,429
Metro Holdings, Ltd.	31,600	9,817
Midas Holdings, Ltd. (A)(B)	86,000	11,038
Nanofilm Technologies International, Ltd.	6,500	3,299
NetLink NBN Trust	91,100	63,027
Oceanus Group, Ltd. (A)	1,035,500	4,084
OM Holdings, Ltd.	10,791	1,990
OUE, Ltd.	11,100	9,083
Oxley Holdings, Ltd. (A)(C)	27,222	1,948
Raffles Medical Group, Ltd.	35,758	27,990
Riverstone Holdings, Ltd.	32,900	17,332
SBS Transit, Ltd.	5,000	10,976
Seatrium, Ltd.	9,100	14,380
Sheng Siong Group, Ltd.	29,900	44,004
SIA Engineering Company, Ltd.	12,800	31,701
SIIC Environment Holdings, Ltd.	35,800	4,403
Singapore Land Group, Ltd.	7,100	12,359
Singapore Post, Ltd.	66,100	31,684
Stamford Land Corp., Ltd.	69,044	23,878
StarHub, Ltd.	25,600	23,353
Straits Trading Company, Ltd.	1,500	1,784
Swiber Holdings, Ltd. (A)(B)	15,000	0
The Hour Glass, Ltd.	10,100	15,250
Thomson Medical Group, Ltd. (A)	212,000	7,169
UMS Integration, Ltd.	22,800	23,835
UOB-Kay Hian Holdings, Ltd.	19,316	31,759
Venture Corp., Ltd.	7,100	63,715
Wing Tai Holdings, Ltd.	21,205	21,505
Yeo Hiap Seng, Ltd.	1,129	510
		1,060,084

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa - 0.1%
Pan African Resources PLC	130,880	$82,363
Spain - 2.5%
Acciona SA	540	97,397
Acerinox SA	7,076	90,343
Aedas Homes SA (D)	426	12,195
Almirall SA	2,313	29,018
Amper SA (A)	111,435	21,109
Atresmedia Corp. de Medios de Comunicacion SA	4,211	25,649
Audax Renovables SA (A)	7,306	13,201
Banco de Sabadell SA	40,454	128,788
Bankinter SA	14,801	193,220
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
CIE Automotive SA	1,829	52,674
Construcciones y Auxiliar de Ferrocarriles SA	855	47,059
Corp ACCIONA Energias Renovables SA	1,077	24,925
Distribuidora Internacional de Alimentacion SA (A)	392	12,376
Ebro Foods SA	2,006	40,871
EDP Renovaveis SA	2,640	29,541
eDreams ODIGEO SA (A)	1,615	14,792
Elecnor SA	2,026	51,743
Enagas SA	9,373	157,818
Ence Energia y Celulosa SA (C)	6,294	21,539
Ercros SA	5,006	17,518
Faes Farma SA	13,532	72,654
Fluidra SA	2,959	74,184
Gestamp Automocion SA (D)	7,287	25,170
Global Dominion Access SA (D)	5,439	20,097
Grenergy Renovables SA (A)	573	41,598
Grifols SA (A)	7,462	91,051
Grupo Catalana Occidente SA	1,834	106,376
Grupo Empresarial San Jose SA	2,194	15,724
Iberpapel Gestion SA	66	1,593
Indra Sistemas SA (C)	2,976	129,118
Laboratorios Farmaceuticos Rovi SA	950	61,310
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	43,882
Logista Integral SA	1,957	64,121
Mapfre SA	29,551	121,047
Melia Hotels International SA	4,842	40,641
Neinor Homes SA (A)(D)	1,318	25,793
Obrascon Huarte Lain SA (A)	27,496	9,767
Pharma Mar SA (A)	409	38,413
Promotora de Informaciones SA, Class A (A)	11,711	5,037
Prosegur Cash SA (D)	24,667	23,721
Realia Business SA	17,710	18,491
Redeia Corp. SA	4,192	89,700
Sacyr SA	13,421	54,860
Solaria Energia y Medio Ambiente SA (A)	2,636	30,585
Soltec Power Holdings SA (A)(B)	2,101	2,966
Tecnicas Reunidas SA (A)	1,625	37,528
Tubacex SA	6,252	30,967
Unicaja Banco SA (D)	44,382	104,827
Vidrala SA	871	101,211
Viscofan SA	1,503	106,913
Viscofan SA, Interim Shares (A)	40	2,845
		2,673,966
Sweden - 2.8%
AcadeMedia AB (D)	3,665	32,333
AddLife AB, B Shares	2,462	49,137
AddNode Group AB	5,860	68,826
AFRY AB	3,857	64,566
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Alimak Group AB (D)	3,056	$47,003
Alleima AB	7,527	59,466
Alligo AB, Class B	2,270	26,392
Ambea AB (D)	3,505	41,809
Annehem Fastigheter AB, B Shares (A)	1,732	2,989
AQ Group AB	2,525	48,190
Arjo AB, B Shares	10,690	38,352
Attendo AB (D)	5,286	35,508
Balco Group AB (A)	665	1,875
Beijer Alma AB	1,857	44,692
Bergman & Beving AB	902	27,870
Betsson AB, B Shares (A)	2,862	60,597
BHG Group AB (A)	2,406	5,929
Bilia AB, A Shares	2,411	32,498
Billerud AB	3,292	34,108
BioInvent International AB (A)	2,250	8,209
Bonava AB, B Shares (A)	9,969	13,524
Bravida Holding AB (D)	1,969	19,841
BTS Group AB, B Shares	346	8,426
Bufab AB	4,360	40,483
Bulten AB	717	4,620
Bure Equity AB	1,400	42,239
Byggmax Group AB	5,363	28,876
Catella AB	2,217	6,932
Cellavision AB	999	19,229
Cibus Nordic Real Estate AB	1,681	33,188
Cint Group AB (A)	13,640	11,313
Clas Ohlson AB, B Shares	1,557	53,266
Cloetta AB, B Shares	10,640	38,313
Coor Service Management Holding AB (D)	5,027	21,993
Corem Property Group AB, B Shares	14,214	7,815
Corem Property Group AB, D Shares	408	10,302
CTT Systems AB	566	13,010
Dios Fastigheter AB	5,109	37,430
Dometic Group AB (D)	3,643	15,276
Dustin Group AB (A)(D)	59,748	14,996
Dynavox Group AB (A)	1,783	21,095
Elanders AB, B Shares	1,468	9,025
Electrolux Professional AB, B Shares	9,620	68,217
Elekta AB, B Shares	7,054	36,389
Enea AB (A)	1,522	11,225
Fagerhult Group AB	2,581	11,512
Fastighets AB Trianon (A)	1,452	2,924
Fastighetsbolaget Emilshus AB, B Shares (A)	210	1,154
FastPartner AB, A Shares	2,697	16,514
Ferronordic AB (A)	318	1,695
G5 Entertainment AB	330	3,806
Granges AB	4,281	54,959
Green Landscaping Group AB (A)(D)	1,593	10,808
Heba Fastighets AB, Class B	4,570	15,279
Hexatronic Group AB (A)	6,047	15,918
HMS Networks AB (A)	323	14,142
Hoist Finance AB (D)	3,383	29,832
Hufvudstaden AB, A Shares	1,892	24,730
Humana AB	2,641	10,351
Instalco AB	7,730	19,939
Inwido AB	1,534	34,161
JM AB	2,484	39,885
Karnov Group AB (A)	1,497	17,031
K-fast Holding AB (A)	1,142	1,734
KNOW IT AB	1,459	19,761
Lime Technologies AB	558	24,465
Lindab International AB	2,753	57,168
Medcap AB (A)	576	27,275

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
MEKO AB	2,150	$24,496
MIPS AB	434	20,337
Modern Times Group MTG AB, B Shares (A)	2,851	36,132
Momentum Group AB	1,535	26,194
NCC AB, B Shares	3,723	69,668
Nederman Holding AB	887	16,543
Net Insight AB, B Shares (A)	16,550	7,070
New Wave Group AB, B Shares	3,382	44,419
Nobia AB (A)	26,704	12,147
Nolato AB, B Shares	6,748	41,346
Note AB	776	14,740
NP3 Fastigheter AB	1,226	35,072
Nyfosa AB (A)	6,996	69,873
OEM International AB, B Shares	2,670	39,430
Orron Energy AB (A)	7,422	3,677
Peab AB, Class B	4,540	37,170
Platzer Fastigheter Holding AB, Series B	3,454	29,195
Pricer AB, B Shares (A)	11,102	6,022
Proact IT Group AB	1,428	15,828
Ratos AB, B Shares	8,255	35,036
RaySearch Laboratories AB	2,452	86,947
Scandi Standard AB	3,152	32,250
Scandic Hotels Group AB (D)	6,887	60,060
Sdiptech AB, Class B (A)	738	16,639
Sensys Gatso Group AB (A)	293	1,305
Sinch AB (A)(D)	20,622	59,888
SkiStar AB	2,041	33,427
Solid Forsakring AB	623	5,264
Stendorren Fastigheter AB (A)	1,288	26,750
Stillfront Group AB (A)	19,809	14,269
Storskogen Group AB, Class B	39,199	47,019
Synsam AB	3,085	17,461
Systemair AB	3,796	35,218
Truecaller AB, Class B	9,962	70,620
VBG Group AB, B Shares	1,018	27,981
Viaplay Group AB (A)	12,648	968
Vitec Software Group AB, B Shares	1,147	57,996
Vitrolife AB	979	14,516
Volati AB	786	9,886
XANO Industri AB, Class B	694	4,602
		2,979,876
Switzerland - 8.0%
Accelleron Industries AG	4,040	284,694
Adecco Group AG	6,476	192,971
Allreal Holding AG	643	151,029
ALSO Holding AG	260	88,180
APG SGA SA	84	25,109
Arbonia AG	2,962	19,853
Aryzta AG (A)	949	96,910
Ascom Holding AG	1,310	5,962
Autoneum Holding AG	130	22,758
Avolta AG (A)	2,343	127,626
Baloise Holding AG	1,306	308,023
Banque Cantonale de Geneve, Bearer Shares	142	42,416
Banque Cantonale Vaudoise	500	57,666
Barry Callebaut AG (C)	35	38,257
Belimo Holding AG	375	382,238
Bell Food Group AG	138	43,453
Bellevue Group AG	467	4,490
Berner Kantonalbank AG	246	77,906
BKW AG	494	108,309
Bossard Holding AG, Class A	248	54,689
Bucher Industries AG	282	140,162
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Burckhardt Compression Holding AG	146	$121,386
Bystronic AG	74	35,947
Calida Holding AG	19	367
Carlo Gavazzi Holding AG	38	9,771
Cembra Money Bank AG	1,219	153,343
Cham Swiss Properties AG	199	5,667
Cie Financiere Tradition SA, Bearer Shares	105	28,865
Clariant AG (A)	8,951	95,348
Coltene Holding AG (A)	198	16,893
Daetwyler Holding AG, Bearer Shares	281	42,623
DKSH Holding AG	1,242	96,607
DocMorris AG (A)	2,460	19,831
dormakaba Holding AG	151	138,076
EFG International AG (A)	3,750	69,501
Emmi AG	86	86,007
Feintool International Holding AG (A)(C)	426	6,380
Fenix Outdoor International AG	225	12,422
Flughafen Zurich AG	824	234,942
Forbo Holding AG	39	40,565
Fundamenta Real Estate AG (A)	1,563	35,881
Galenica AG (D)	2,209	241,738
GAM Holding AG (A)	5,497	702
Georg Fischer AG	2,947	241,196
Gurit Holding AG, Bearer Shares (A)	220	4,810
Helvetia Holding AG	867	203,551
Hiag Immobilien Holding AG	237	33,060
Huber + Suhner AG	515	57,651
Hypothekarbank Lenzburg AG	3	15,365
Implenia AG	453	31,743
Inficon Holding AG	674	90,523
International Workplace Group PLC	36,159	103,690
Interroll Holding AG	30	74,868
Intershop Holding AG	270	48,358
Investis Holding SA	160	25,578
Jungfraubahn Holding AG	213	54,258
Kardex Holding AG	232	80,692
Komax Holding AG (A)(C)	228	27,855
Kongsberg Automotive ASA (A)	23,611	3,918
Kudelski SA, Bearer Shares (A)	2,497	4,297
Landis+Gyr Group AG (A)	1,125	79,289
LEM Holding SA	25	26,311
Luzerner Kantonalbank AG	728	65,625
Medacta Group SA (D)	308	52,289
medmix AG (D)	877	13,416
Metall Zug AG, B Shares	12	15,900
Mobilezone Holding AG	2,336	33,815
Mobimo Holding AG	295	120,785
Naturenergie Holding AG	979	35,235
Novavest Real Estate AG (A)	469	22,696
OC Oerlikon Corp. AG	8,368	38,986
Peach Property Group AG (A)	424	3,824
Phoenix Mecano AG	38	21,080
Plazza AG, Class A	68	34,033
PSP Swiss Property AG	1,955	360,921
Rieter Holding AG (C)	178	15,260
Romande Energie Holding SA	850	45,199
Schweiter Technologies AG	58	27,651
SFS Group AG	818	112,416
Siegfried Holding AG (A)	1,840	207,310
SIG Group AG (A)	7,187	132,938
SKAN Group AG	427	38,487
Softwareone Holding AG	2,860	28,556
St. Galler Kantonalbank AG	106	64,400
Stadler Rail AG	1,523	37,612
Sulzer AG	869	157,040

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Prime Site AG	3,437	$515,976
Swissquote Group Holding SA	445	252,911
Tecan Group AG	97	19,851
Temenos AG	2,365	169,890
The Swatch Group AG	311	10,478
TX Group AG	146	38,242
u-blox Holding AG (A)	234	29,399
Valiant Holding AG	616	93,821
Vaudoise Assurances Holding SA	19	14,627
Vetropack Holding AG	822	33,135
Vontobel Holding AG	1,192	96,341
VZ Holding AG	568	124,480
V-ZUG Holding AG	120	9,824
Walliser Kantonalbank	203	31,184
Warteck Invest AG	10	25,468
Ypsomed Holding AG	166	88,620
Zehnder Group AG	409	34,666
Zug Estates Holding AG, B Shares	16	43,776
Zuger Kantonalbank AG, Bearer Shares	9	97,885
		8,388,624
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	14,750
United Arab Emirates - 0.0%
Shelf Drilling, Ltd. (A)(D)	10,196	9,048
United Kingdom - 11.3%
4imprint Group PLC	1,359	68,219
A.G. Barr PLC	4,718	44,589
Aberdeen Group PLC	43,907	113,050
Accesso Technology Group PLC (A)	2,349	16,899
Advanced Medical Solutions Group PLC	6,389	19,022
AJ Bell PLC	13,681	96,383
Alfa Financial Software Holdings PLC (D)	4,048	12,492
Anglo-Eastern Plantations PLC	1,225	14,821
AO World PLC (A)	10,559	14,068
Ashmore Group PLC	22,693	48,775
Ashtead Technology Holdings PLC	2,347	14,286
Aston Martin Lagonda Global Holdings PLC (A)(C)(D)	4,390	4,809
Auction Technology Group PLC (A)	1,706	10,672
B&M European Value Retail SA	7,989	29,754
Babcock International Group PLC	11,175	176,005
Bakkavor Group PLC (D)	5,579	16,559
Balfour Beatty PLC	19,931	143,000
Beazley PLC	1,778	22,829
Begbies Traynor Group PLC	6,626	10,065
Bellway PLC	5,245	207,780
Bloomsbury Publishing PLC	4,265	29,959
Bodycote PLC	7,984	64,115
Boohoo Group PLC (A)(C)	3,748	1,054
BRAEMAR PLC	1,328	3,830
Breedon Group PLC	8,626	45,767
Bridgepoint Group PLC (D)	9,683	41,358
Brooks Macdonald Group PLC	427	10,017
Burberry Group PLC (A)	11,554	187,673
Bytes Technology Group PLC	9,584	67,318
Capita PLC (A)	6,128	28,080
Capricorn Energy PLC (A)	5,938	18,715
Card Factory PLC	14,688	18,334
Carillion PLC (A)(B)	35,521	4,676
Carr's Group PLC	2,599	5,277
Central Asia Metals PLC	8,189	17,929
Chemring Group PLC	13,921	108,026
Chesnara PLC	7,709	31,633
City of London Investment Group PLC	2,068	9,841
Clarkson PLC	1,348	60,419
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Close Brothers Group PLC (A)	7,281	$36,940
CMC Markets PLC (D)	7,009	24,263
Coats Group PLC	71,598	78,156
Cohort PLC	1,758	37,434
Computacenter PLC	2,915	96,077
Costain Group PLC	16,911	34,389
Cranswick PLC	2,228	163,652
Crest Nicholson Holdings PLC	13,693	35,119
Croda International PLC	3,061	122,893
Currys PLC (A)	46,489	77,709
CVS Group PLC	1,520	26,095
De La Rue PLC (A)	9,176	16,326
DFS Furniture PLC (A)	12,509	28,797
Dialight PLC (A)	105	267
Direct Line Insurance Group PLC	32,903	138,755
DiscoverIE Group PLC	4,507	40,381
Domino's Pizza Group PLC	16,081	56,861
dotdigital Group PLC	12,814	13,245
Dr. Martens PLC	12,054	12,422
Drax Group PLC	14,589	139,045
Dunelm Group PLC	5,320	86,694
easyJet PLC	4,377	32,032
ECORA RESOURCES PLC	12,147	10,460
EKF Diagnostics Holdings PLC (A)	8,242	3,035
Elementis PLC	27,226	59,848
Endeavour Mining PLC	6,403	197,439
Energean PLC	5,147	64,388
EnQuest PLC	115,537	20,093
Entain PLC	5,472	67,774
Essentra PLC	14,966	21,964
FDM Group Holdings PLC	4,489	13,152
Firstgroup PLC	26,489	83,873
Foresight Group Holdings, Ltd.	2,196	13,394
Forterra PLC (D)	10,957	29,659
Foxtons Group PLC	23,551	21,902
Frasers Group PLC (A)	3,540	33,068
Frontier Developments PLC (A)	1,107	4,732
Fuller Smith & Turner PLC, Class A	1,525	12,514
Funding Circle Holdings PLC (A)(D)	3,849	6,784
Future PLC	3,711	37,252
Galliford Try Holdings PLC	5,675	32,705
Games Workshop Group PLC	1,025	228,147
Gamma Communications PLC	3,729	58,257
GB Group PLC	7,074	23,014
Genel Energy PLC (A)	4,784	3,949
Genuit Group PLC	12,035	65,087
Genus PLC	212	5,953
Gooch & Housego PLC	1,681	14,786
Grainger PLC	32,286	98,151
Greggs PLC	1,563	41,215
Gulf Keystone Petroleum, Ltd.	11,237	26,031
Halfords Group PLC	4,413	9,400
Harbour Energy PLC	16,506	44,248
Harworth Group PLC	6,530	16,201
Hays PLC	69,356	67,809
Headlam Group PLC (A)	6,602	7,900
Helios Towers PLC (A)	21,114	35,242
Henry Boot PLC (C)	5,301	16,813
Hikma Pharmaceuticals PLC	4,522	123,401
Hill & Smith PLC	3,753	92,499
Hilton Food Group PLC	3,867	45,985
Hollywood Bowl Group PLC	8,153	28,179
Howden Joinery Group PLC	12,134	142,689
Hunting PLC	6,301	26,049
Ibstock PLC (D)	19,043	38,239

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
IDOX PLC (C)	10,437	$9,471
IG Group Holdings PLC	10,589	154,845
IMI PLC	3,522	101,346
Impax Asset Management Group PLC	4,165	10,600
Inchcape PLC	15,353	152,975
IntegraFin Holdings PLC	12,246	54,768
International Personal Finance PLC	12,526	29,278
iomart Group PLC	2,265	885
IP Group PLC (A)	38,897	27,732
IQE PLC (A)	39,142	5,533
ITV PLC	154,019	174,486
J.D. Wetherspoon PLC	4,402	46,805
James Fisher & Sons PLC (A)	2,814	13,519
James Halstead PLC (C)	11,052	24,200
JD Sports Fashion PLC	51,224	62,466
JET2 PLC	6,865	174,106
John Wood Group PLC (A)(B)	26,919	6,814
Johnson Matthey PLC	6,489	154,724
Johnson Service Group PLC	19,438	40,549
Jupiter Fund Management PLC	22,824	31,311
Just Group PLC	47,041	85,649
Kainos Group PLC	4,099	41,762
Keller Group PLC	2,943	59,206
Kier Group PLC	22,531	64,548
Kingfisher PLC	23,625	94,348
Kitwave Group PLC	3,226	14,225
Knights Group Holdings PLC	2,269	5,940
Lancashire Holdings, Ltd.	8,617	68,091
Lion Finance Group PLC	1,249	121,656
LSL Property Services PLC	2,514	10,986
Luceco PLC (D)	1,922	3,939
M&C Saatchi PLC	253	672
M&G PLC	32,542	115,026
Macfarlane Group PLC	6,288	10,191
Man Group PLC	52,083	120,993
Marshalls PLC	3,831	14,153
Marston's PLC (A)	37,566	21,544
McBride PLC (A)	14,770	30,459
ME Group International PLC	11,444	36,075
Mears Group PLC	4,066	21,607
Metro Bank Holdings PLC (A)	9,741	17,675
Midwich Group PLC	1,327	3,844
Mitchells & Butlers PLC (A)	13,654	53,729
Mitie Group PLC	58,272	113,112
MJ Gleeson PLC	2,770	15,076
Mobico Group PLC (A)	21,097	8,550
MONY Group PLC	22,189	67,462
Moonpig Group PLC	11,812	36,365
Morgan Advanced Materials PLC	8,676	26,214
Morgan Sindall Group PLC	1,818	114,217
Mortgage Advice Bureau Holdings, Ltd.	1,276	15,476
MP Evans Group PLC	1,384	21,457
NCC Group PLC	17,294	34,356
Next 15 Group PLC	3,756	12,429
Ninety One PLC	15,140	38,650
Norcros PLC	6,666	25,099
Ocado Group PLC (A)	15,572	48,570
Odfjell Technology, Ltd.	828	4,058
On the Beach Group PLC (D)	5,451	22,100
OSB Group PLC	15,883	114,114
Oxford Instruments PLC	1,216	31,644
Pagegroup PLC	8,870	32,589
Paragon Banking Group PLC	8,507	110,362
PayPoint PLC	2,907	33,799
Pennon Group PLC	19,735	136,156
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	8,864	$157,693
Pets at Home Group PLC	16,087	57,914
Pharos Energy PLC	16,636	4,664
Phoenix Spree Deutschland, Ltd. (A)	5,484	12,407
Pinewood Technologies Group PLC (A)	5,133	31,483
Polar Capital Holdings PLC	3,830	24,978
Porvair PLC	1,199	11,883
Premier Foods PLC	23,840	65,280
PZ Cussons PLC	13,141	13,385
QinetiQ Group PLC	20,327	143,829
Quilter PLC (D)	63,959	137,753
Rank Group PLC	7,303	13,334
Rathbones Group PLC	2,285	54,679
Reach PLC	10,533	10,595
Renew Holdings PLC	3,437	40,044
Ricardo PLC	2,982	18,149
Rightmove PLC	2,254	24,396
Robert Walters PLC	4,693	11,808
Rotork PLC	35,693	157,471
RS GROUP PLC	14,553	114,881
RWS Holdings PLC	1,824	2,223
S&U PLC	513	12,621
Sabre Insurance Group PLC (D)	10,582	21,521
Saga PLC (A)	4,637	11,165
Savannah Energy PLC (A)	53,744	5,262
Savills PLC	5,951	81,310
Senior PLC	17,000	42,973
Serco Group PLC	46,758	129,726
Serica Energy PLC	10,784	23,504
Severfield PLC	11,941	6,166
SIG PLC (A)	64,105	13,710
SigmaRoc PLC (A)	18,853	27,861
Softcat PLC	5,154	121,463
Spectris PLC	2,259	119,044
Speedy Hire PLC	24,369	9,772
Spirax Group PLC	392	32,055
Spire Healthcare Group PLC (D)	13,646	42,012
Spirent Communications PLC (A)	25,617	68,564
SSP Group PLC	32,793	77,668
SThree PLC	6,106	20,475
Studio Retail Group PLC (A)(B)	8,139	0
STV Group PLC	2,712	6,498
Synthomer PLC (A)	6,230	9,369
Tate & Lyle PLC	16,269	115,389
Tatton Asset Management PLC	1,955	18,141
Taylor Wimpey PLC	75,745	123,518
Team Internet Group PLC	10,289	8,946
Telecom Plus PLC	2,698	71,495
The Berkeley Group Holdings PLC	1,908	101,095
The Gym Group PLC (A)(D)	5,959	12,441
The Vitec Group PLC (A)	3,978	4,467
THG PLC (A)(C)	26,758	11,870
Topps Tiles PLC	15,591	7,489
TORM PLC, Class A	1,905	32,075
TP ICAP Group PLC	34,104	127,691
Trainline PLC (A)(D)	8,324	31,973
Travis Perkins PLC	9,597	80,013
Trifast PLC	7,237	7,051
Tullow Oil PLC (A)(C)	46,125	10,060
Vanquis Banking Group PLC (A)	13,396	18,510
Vertu Motors PLC	13,548	11,801
Vesuvius PLC	9,782	52,709
Victrex PLC	3,473	37,040
Vistry Group PLC (A)	6,637	58,145
Volex PLC (C)	6,267	32,962

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Volution Group PLC	8,031	$65,164
Vp PLC	637	5,253
Watches of Switzerland Group PLC (A)(D)	10,654	59,983
Watkin Jones PLC (A)	10,502	4,048
WH Smith PLC	5,221	78,201
Wickes Group PLC	13,094	40,362
Wilmington PLC	8,076	37,731
Xaar PLC (A)	5,629	9,519
XPS Pensions Group PLC	6,949	36,417
Young & Co's Brewery PLC	1,750	14,735
Young & Co's Brewery PLC, Class A	1,224	16,134
Zigup PLC	8,827	43,053
Zotefoams PLC	1,549	6,815
		11,867,400
United States - 0.6%
Aura Minerals, Inc.	1,000	26,591
Brookfield Infrastructure Corp., Class A	1,488	61,913
Burford Capital, Ltd.	8,276	96,824
Diversified Energy Company PLC (C)	1,929	28,755
Energy Fuels, Inc. (A)(C)	3,431	19,728
Energy Fuels, Inc. (Toronto Stock Exchange) (A)(C)	730	4,219
Frontage Holdings Corp. (A)(D)	14,000	1,915
Hut 8 Corp. (A)	1,468	27,349
PureTech Health PLC (A)	8,318	14,217
REC Silicon ASA (A)	16,036	4,049
Reliance Worldwide Corp., Ltd.	33,532	90,463
Samsonite Group SA (D)	41,100	76,564
SSR Mining, Inc. (A)	8,907	113,615
SunOpta, Inc. (A)	4,818	27,944
Viemed Healthcare, Inc. (A)	2,600	17,966
		612,112
TOTAL COMMON STOCKS (Cost $98,970,595)		$103,408,983
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	44,750
Einhell Germany AG	219	19,379
FUCHS SE	2,954	163,261
Jungheinrich AG	2,336	110,243
Sixt SE	838	58,881
STO SE & Company KGaA	163	23,045
Villeroy & Boch AG	625	13,353
		432,912
TOTAL PREFERRED SECURITIES (Cost $312,065)		$432,912
International Small Company Trust (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.0%
Intercell AG (A)(B)(E)	3,233	$0
Leg Immobilien SE (Expiration Date: 7-4-25) (A)(E)	3,351	10,658
TOTAL RIGHTS (Cost $10,327)		$10,658
WARRANTS - 0.0%
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (A)	12,253	31
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	973
TOTAL WARRANTS (Cost $0)		$1,004
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 4.2596% (F)(G)	238,271	2,383,284
TOTAL SHORT-TERM INVESTMENTS (Cost $2,383,302)		$2,383,284
Total Investments (International Small Company Trust) (Cost $101,676,289) - 100.8%		$106,236,841
Other assets and liabilities, net - (0.8%)		(856,821)
TOTAL NET ASSETS - 100.0%		$105,380,020
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	5	Long	Sep 2025	$657,211	$670,225	$13,014
						$13,014

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 51.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,865,900	$503,091,746
Fixed income - 48.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	39,703,085	476,437,016
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $978,672,221)		$979,528,762
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (C)(D)	2	22
TOTAL SHORT-TERM INVESTMENTS (Cost $22)		$22
Total Investments (Lifestyle Balanced Portfolio) (Cost $978,672,243) - 100.0%		$979,528,784
Other assets and liabilities, net - (0.0%)		(51,548)
TOTAL NET ASSETS - 100.0%		$979,477,236
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,586,024	$30,848,163
Fixed income - 79.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,186,599	122,239,191
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $162,802,134)		$153,087,354
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (C)(D)	393	3,930
TOTAL SHORT-TERM INVESTMENTS (Cost $3,930)		$3,930
Total Investments (Lifestyle Conservative Portfolio) (Cost $162,806,064) - 100.0%		$153,091,284
Other assets and liabilities, net - (0.0%)		(33,178)
TOTAL NET ASSETS - 100.0%		$153,058,106
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	188,800,524	$3,672,170,184
Fixed income - 28.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	121,805,467	1,461,665,605
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,944,397,412)		$5,133,835,789
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (C)(D)	8	75
TOTAL SHORT-TERM INVESTMENTS (Cost $75)		$75
Total Investments (Lifestyle Growth Portfolio) (Cost $4,944,397,487) - 100.0%		$5,133,835,864
Other assets and liabilities, net - (0.0%)		(135,123)
TOTAL NET ASSETS - 100.0%		$5,133,700,741
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,622,780	$109,363,067
Fixed income - 59.4%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,349,748	160,196,980
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $275,568,307)		$269,560,047
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (C)(D)	458	4,584
TOTAL SHORT-TERM INVESTMENTS (Cost $4,584)		$4,584
Total Investments (Lifestyle Moderate Portfolio) (Cost $275,572,891) - 100.0%		$269,564,631
Other assets and liabilities, net - (0.0%)		(35,607)
TOTAL NET ASSETS - 100.0%		$269,529,024
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 8.4%
Entertainment – 7.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	209,343	$21,876,344
Live Nation Entertainment, Inc. (A)	149,972	22,687,767
TKO Group Holdings, Inc.	19,662	3,577,501
		48,141,612
Media – 1.0%
The Trade Desk, Inc., Class A (A)	86,420	6,221,376
		54,362,988
Consumer discretionary – 21.2%
Broadline retail – 2.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	108,041	14,237,643
Hotels, restaurants and leisure – 14.6%
Carnival Corp. (A)	244,377	6,871,881
Cava Group, Inc. (A)	13,901	1,170,881
Chipotle Mexican Grill, Inc. (A)	117,843	6,616,884
DraftKings, Inc., Class A (A)	425,704	18,258,445
Flutter Entertainment PLC (A)	31,828	9,095,169
Hilton Worldwide Holdings, Inc.	12,545	3,341,235
Life Time Group Holdings, Inc. (A)	322,943	9,794,861
Marriott International, Inc., Class A	54,312	14,838,582
Royal Caribbean Cruises, Ltd.	54,877	17,184,184
Wingstop, Inc.	23,767	8,003,300
		95,175,422
Specialty retail – 2.1%
Chewy, Inc., Class A (A)	183,911	7,838,287
Dick's Sporting Goods, Inc.	30,074	5,948,938
		13,787,225
Textiles, apparel and luxury goods – 2.3%
On Holding AG, Class A (A)	219,043	11,401,188
Tapestry, Inc.	37,261	3,271,888
		14,673,076
		137,873,366
Consumer staples – 2.9%
Consumer staples distribution and retail – 1.4%
U.S. Foods Holding Corp. (A)	117,581	9,054,913
Personal care products – 1.5%
BellRing Brands, Inc. (A)	167,210	9,686,475
		18,741,388
Energy – 3.4%
Oil, gas and consumable fuels – 3.4%
Cameco Corp.	28,110	2,086,605
Coterra Energy, Inc.	124,409	3,157,500
Diamondback Energy, Inc.	23,196	3,187,130
Targa Resources Corp.	79,339	13,811,333
		22,242,568
Financials – 9.8%
Capital markets – 9.8%
Coinbase Global, Inc., Class A (A)	8,526	2,988,278
Evercore, Inc., Class A	33,180	8,959,264
Hamilton Lane, Inc., Class A	43,212	6,141,289
Interactive Brokers Group, Inc., Class A	214,913	11,908,329
KKR & Company, Inc.	70,448	9,371,697
Morningstar, Inc.	20,539	6,447,808
Tradeweb Markets, Inc., Class A	120,573	17,651,887
		63,468,552
Health care – 13.6%
Biotechnology – 6.4%
Argenx SE, ADR (A)	9,291	5,121,385
Exact Sciences Corp. (A)	231,399	12,296,543
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Natera, Inc. (A)	108,880	$18,394,187
United Therapeutics Corp. (A)	19,454	5,590,107
		41,402,222
Health care equipment and supplies – 2.7%
DexCom, Inc. (A)	79,647	6,952,387
Glaukos Corp. (A)	66,294	6,847,507
PROCEPT BioRobotics Corp. (A)	63,527	3,659,155
		17,459,049
Health care providers and services – 1.4%
The Ensign Group, Inc.	59,057	9,110,133
Health care technology – 1.8%
Veeva Systems, Inc., Class A (A)	41,293	11,891,558
Life sciences tools and services – 1.2%
Waters Corp. (A)	21,771	7,598,950
Pharmaceuticals – 0.1%
Structure Therapeutics, Inc., ADR (A)	30,849	639,808
		88,101,720
Industrials – 10.2%
Aerospace and defense – 3.7%
Axon Enterprise, Inc. (A)	16,403	13,580,700
Howmet Aerospace, Inc.	55,053	10,247,015
		23,827,715
Commercial services and supplies – 1.4%
Clean Harbors, Inc. (A)	40,470	9,355,855
Construction and engineering – 1.4%
Quanta Services, Inc.	24,735	9,351,809
Professional services – 1.4%
Paycom Software, Inc.	38,802	8,978,783
Trading companies and distributors – 2.3%
FTAI Aviation, Ltd.	61,234	7,044,359
W.W. Grainger, Inc.	7,526	7,828,846
		14,873,205
		66,387,367
Information technology – 22.5%
Electronic equipment, instruments and components – 5.6%
Celestica, Inc. (A)	126,021	19,673,138
Cognex Corp.	150,147	4,762,663
Flex, Ltd. (A)	235,742	11,768,241
		36,204,042
IT services – 7.2%
Cloudflare, Inc., Class A (A)	87,334	17,102,617
GoDaddy, Inc., Class A (A)	83,906	15,108,114
Snowflake, Inc., Class A (A)	22,323	4,995,218
Twilio, Inc., Class A (A)	76,752	9,544,879
		46,750,828
Software – 9.7%
AppLovin Corp., Class A (A)	13,805	4,832,854
Clearwater Analytics Holdings, Inc., Class A (A)	261,060	5,725,046
Datadog, Inc., Class A (A)	80,028	10,750,161
DocuSign, Inc. (A)	184,080	14,337,991
Guidewire Software, Inc. (A)	35,984	8,472,433
HubSpot, Inc. (A)	17,448	9,712,080
Samsara, Inc., Class A (A)	80,741	3,211,877
ServiceTitan, Inc., Class A (A)	60,119	6,443,554
		63,485,996
		146,440,866

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 3.2%
Real estate management and development – 1.5%
Zillow Group, Inc., Class C (A)	135,919	$9,521,126
Residential REITs – 0.8%
AvalonBay Communities, Inc.	26,370	5,366,295
Specialized REITs – 0.9%
Crown Castle, Inc.	59,134	6,074,836
		20,962,257
Utilities – 1.6%
Gas utilities – 0.7%
Atmos Energy Corp.	31,626	4,873,883
Multi-utilities – 0.9%
Dominion Energy, Inc.	102,963	5,819,469
		10,693,352
TOTAL COMMON STOCKS (Cost $538,076,247)		$629,274,424
PREFERRED SECURITIES – 0.5%
Information technology – 0.5%
Software – 0.5%
Essence Group Holdings Corp. (A)(B)(C)	1,663,188	2,029,089
Lookout, Inc., Series F (A)(B)(C)	211,003	1,344,089
		3,373,178
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$3,373,178
EXCHANGE-TRADED FUNDS – 1.1%
iShares Russell Mid-Cap Growth ETF	24,247	3,362,574
Vanguard Mid-Cap Growth ETF	11,824	3,362,627
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,717,977)		$6,725,201
SHORT-TERM INVESTMENTS – 3.0%
Repurchase agreement – 3.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-25 at 4.400% to be repurchased at $19,602,396 on 7-1-25, collateralized by $20,650,400 U.S. Treasury Bonds, 4.625% due 5-15-54 (valued at $19,992,091)	$19,600,000	19,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,600,000)		$19,600,000
Total Investments (Mid Cap Growth Trust) (Cost $569,464,509) – 101.4%		$658,972,803
Other assets and liabilities, net – (1.4%)		(8,980,527)
TOTAL NET ASSETS – 100.0%		$649,992,276
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 1.2%
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	87,109	$3,170,768
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Iridium Communications, Inc.	42,303	$1,276,282
		4,447,050
Entertainment – 0.1%
Warner Music Group Corp., Class A	57,058	1,554,260
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc. (A)	101,627	1,028,465
Media – 0.6%
EchoStar Corp., Class A (A)	52,482	1,453,751
Nexstar Media Group, Inc.	11,084	1,916,978
The New York Times Company, Class A	63,466	3,552,827
		6,923,556
		13,953,331
Consumer discretionary – 12.8%
Automobile components – 0.8%
Autoliv, Inc.	27,816	3,112,610
Gentex Corp.	87,924	1,933,449
Lear Corp.	20,910	1,986,032
The Goodyear Tire & Rubber Company (A)	111,743	1,158,775
Visteon Corp. (A)	10,661	994,671
		9,185,537
Automobiles – 0.2%
Harley-Davidson, Inc.	42,764	1,009,230
Thor Industries, Inc.	20,809	1,848,047
		2,857,277
Broadline retail – 0.4%
Macy's, Inc.	108,954	1,270,404
Ollie's Bargain Outlet Holdings, Inc. (A)	24,016	3,164,828
		4,435,232
Diversified consumer services – 1.4%
Duolingo, Inc. (A)	15,356	6,296,267
Graham Holdings Company, Class B	1,328	1,256,514
Grand Canyon Education, Inc. (A)	10,940	2,067,660
H&R Block, Inc.	52,362	2,874,150
Service Corp. International	55,678	4,532,189
		17,026,780
Hotels, restaurants and leisure – 3.3%
Aramark	102,500	4,291,675
Boyd Gaming Corp.	23,878	1,867,976
Cava Group, Inc. (A)	32,118	2,705,299
Choice Hotels International, Inc. (B)	8,647	1,097,131
Churchill Downs, Inc.	28,251	2,853,351
Hilton Grand Vacations, Inc. (A)	22,587	938,038
Hyatt Hotels Corp., Class A	16,405	2,290,958
Light & Wonder, Inc. (A)	33,002	3,176,773
Marriott Vacations Worldwide Corp.	12,427	898,596
Planet Fitness, Inc., Class A (A)	32,795	3,576,295
Texas Roadhouse, Inc.	25,947	4,862,727
The Wendy's Company	63,086	720,442
Travel + Leisure Company	25,976	1,340,621
Vail Resorts, Inc.	14,603	2,294,569
Wingstop, Inc.	10,913	3,674,844
Wyndham Hotels & Resorts, Inc.	30,115	2,445,639
		39,034,934
Household durables – 1.7%
KB Home	28,056	1,486,126
Somnigroup International, Inc.	80,765	5,496,058
Taylor Morrison Home Corp. (A)	39,255	2,411,042
Toll Brothers, Inc.	38,891	4,438,630
TopBuild Corp. (A)	11,114	3,598,046

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Whirlpool Corp.	21,750	$2,205,885
		19,635,787
Leisure products – 0.5%
Brunswick Corp.	25,690	1,419,116
Mattel, Inc. (A)	126,291	2,490,459
Polaris, Inc.	20,661	839,870
YETI Holdings, Inc. (A)	32,390	1,020,933
		5,770,378
Specialty retail – 3.6%
Abercrombie & Fitch Company, Class A (A)	18,632	1,543,661
AutoNation, Inc. (A)	9,732	1,933,262
Bath & Body Works, Inc.	83,310	2,495,968
Burlington Stores, Inc. (A)	24,636	5,731,319
Chewy, Inc., Class A (A)	86,404	3,682,538
Dick's Sporting Goods, Inc.	22,092	4,370,019
Five Below, Inc. (A)	21,533	2,824,699
Floor & Decor Holdings, Inc., Class A (A)	42,086	3,196,853
GameStop Corp., Class A (A)(B)	159,201	3,882,912
Lithia Motors, Inc.	10,181	3,439,345
Murphy USA, Inc.	7,034	2,861,431
Penske Automotive Group, Inc.	7,246	1,244,935
RH (A)	5,933	1,121,396
The Gap, Inc.	86,904	1,895,376
Valvoline, Inc. (A)	49,715	1,882,707
		42,106,421
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	46,116	816,253
Columbia Sportswear Company	11,990	732,349
Crocs, Inc. (A)	21,932	2,221,273
PVH Corp.	18,771	1,287,691
Skechers USA, Inc., Class A (A)	50,958	3,215,450
Under Armour, Inc., Class A (A)	73,850	504,396
Under Armour, Inc., Class C (A)	50,097	325,130
VF Corp.	129,512	1,521,766
		10,624,308
		150,676,654
Consumer staples – 5.2%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	61,492	2,852,614
Coca-Cola Consolidated, Inc.	22,927	2,559,800
The Boston Beer Company, Inc., Class A (A)	3,220	614,408
		6,026,822
Consumer staples distribution and retail – 3.2%
Albertsons Companies, Inc., Class A	157,629	3,390,600
BJ's Wholesale Club Holdings, Inc. (A)	51,647	5,569,096
Casey's General Stores, Inc.	14,518	7,408,100
Maplebear, Inc. (A)	64,246	2,906,489
Performance Food Group Company (A)	61,050	5,340,044
Sprouts Farmers Market, Inc. (A)	38,274	6,301,431
U.S. Foods Holding Corp. (A)	90,484	6,968,173
		37,883,933
Food products – 0.9%
Darling Ingredients, Inc. (A)	61,858	2,346,893
Flowers Foods, Inc.	76,798	1,227,232
Ingredion, Inc.	25,153	3,411,250
Lancaster Colony Corp.	7,548	1,304,068
Pilgrim's Pride Corp.	15,766	709,155
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	17,652	$1,924,598
		10,923,196
Personal care products – 0.6%
BellRing Brands, Inc. (A)	49,670	2,877,383
Coty, Inc., Class A (A)	143,289	666,294
e.l.f. Beauty, Inc. (A)	22,058	2,744,898
		6,288,575
		61,122,526
Energy – 3.6%
Energy equipment and services – 0.5%
ChampionX Corp.	74,874	1,859,870
NOV, Inc.	146,957	1,826,676
Valaris, Ltd. (A)	25,572	1,076,837
Weatherford International PLC	28,378	1,427,697
		6,191,080
Oil, gas and consumable fuels – 3.1%
Antero Midstream Corp.	131,200	2,486,240
Antero Resources Corp. (A)	114,164	4,598,526
Chord Energy Corp.	22,589	2,187,745
Civitas Resources, Inc.	33,313	916,774
CNX Resources Corp. (A)	56,603	1,906,389
DT Midstream, Inc.	39,734	4,367,164
HF Sinclair Corp.	62,637	2,573,128
Matador Resources Company	45,541	2,173,217
Murphy Oil Corp.	52,469	1,180,553
Ovintiv, Inc.	101,617	3,866,527
PBF Energy, Inc., Class A	38,447	833,146
Permian Resources Corp.	249,433	3,397,277
Range Resources Corp.	93,466	3,801,262
Viper Energy, Inc.	51,269	1,954,887
		36,242,835
		42,433,915
Financials – 17.6%
Banks – 6.4%
Associated Banc-Corp.	63,884	1,558,131
Bank OZK	41,322	1,944,613
Cadence Bank	72,896	2,331,214
Columbia Banking System, Inc.	82,214	1,922,163
Comerica, Inc.	51,398	3,065,891
Commerce Bancshares, Inc.	47,489	2,952,391
Cullen/Frost Bankers, Inc.	25,144	3,232,010
East West Bancorp, Inc.	53,905	5,443,327
First Financial Bankshares, Inc.	50,354	1,811,737
First Horizon Corp.	198,386	4,205,783
Flagstar Financial, Inc.	118,511	1,256,217
FNB Corp.	140,726	2,051,785
Glacier Bancorp, Inc.	46,300	1,994,604
Hancock Whitney Corp.	33,496	1,922,670
Home BancShares, Inc.	71,826	2,044,168
International Bancshares Corp.	20,902	1,391,237
Old National Bancorp	127,322	2,717,051
Pinnacle Financial Partners, Inc.	30,067	3,319,697
Prosperity Bancshares, Inc.	37,267	2,617,634
SouthState Corp.	38,505	3,543,615
Synovus Financial Corp.	54,370	2,813,648
Texas Capital Bancshares, Inc. (A)	17,953	1,425,468
UMB Financial Corp.	27,911	2,935,121
United Bankshares, Inc.	55,429	2,019,278
Valley National Bancorp	186,284	1,663,516
Webster Financial Corp.	65,797	3,592,516
Western Alliance Bancorp	42,633	3,324,521
Wintrust Financial Corp.	26,177	3,245,424

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Zions Bancorp NA	57,717	$2,997,821
		75,343,251
Capital markets – 3.7%
Affiliated Managers Group, Inc.	11,119	2,187,886
Evercore, Inc., Class A	14,062	3,797,021
Federated Hermes, Inc.	29,512	1,307,972
Hamilton Lane, Inc., Class A	16,950	2,408,934
Houlihan Lokey, Inc.	21,038	3,785,788
Interactive Brokers Group, Inc., Class A	170,462	9,445,291
Janus Henderson Group PLC	49,299	1,914,773
Jefferies Financial Group, Inc.	63,729	3,485,339
Morningstar, Inc.	10,410	3,268,011
SEI Investments Company	37,003	3,325,090
Stifel Financial Corp.	40,178	4,169,673
The Carlyle Group, Inc.	83,335	4,283,419
		43,379,197
Consumer finance – 0.7%
Ally Financial, Inc.	108,127	4,211,547
FirstCash Holdings, Inc.	15,096	2,040,073
SLM Corp.	82,078	2,691,338
		8,942,958
Financial services – 1.8%
Equitable Holdings, Inc.	118,857	6,667,878
Essent Group, Ltd.	39,660	2,408,552
Euronet Worldwide, Inc. (A)	15,899	1,611,841
MGIC Investment Corp.	92,865	2,585,362
Shift4 Payments, Inc., Class A (A)(B)	26,389	2,615,414
The Western Union Company	129,272	1,088,470
Voya Financial, Inc.	37,662	2,674,002
WEX, Inc. (A)	13,394	1,967,445
		21,618,964
Insurance – 4.4%
American Financial Group, Inc.	28,092	3,545,491
Brighthouse Financial, Inc. (A)	22,453	1,207,298
CNO Financial Group, Inc.	38,776	1,495,978
Fidelity National Financial, Inc.	102,045	5,720,643
First American Financial Corp.	40,246	2,470,702
Kemper Corp.	23,528	1,518,497
Kinsale Capital Group, Inc.	8,661	4,191,058
Old Republic International Corp.	88,936	3,418,700
Primerica, Inc.	12,852	3,517,207
Reinsurance Group of America, Inc.	25,847	5,127,011
RenaissanceRe Holdings, Ltd.	19,028	4,621,901
RLI Corp.	32,663	2,358,922
Ryan Specialty Holdings, Inc.	42,102	2,862,515
Selective Insurance Group, Inc.	23,770	2,059,671
The Hanover Insurance Group, Inc.	14,047	2,386,164
Unum Group	62,740	5,066,882
		51,568,640
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	236,659	4,453,922
Starwood Property Trust, Inc.	126,127	2,531,369
		6,985,291
		207,838,301
Health care – 8.3%
Biotechnology – 2.2%
BioMarin Pharmaceutical, Inc. (A)	75,006	4,123,080
Cytokinetics, Inc. (A)	46,710	1,543,298
Exelixis, Inc. (A)	106,660	4,701,040
Halozyme Therapeutics, Inc. (A)	48,194	2,507,052
Neurocrine Biosciences, Inc. (A)	38,707	4,865,083
Roivant Sciences, Ltd. (A)	164,657	1,855,684
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sarepta Therapeutics, Inc. (A)	38,438	$657,290
United Therapeutics Corp. (A)	17,642	5,069,429
		25,321,956
Health care equipment and supplies – 1.4%
Dentsply Sirona, Inc.	77,946	1,237,782
Envista Holdings Corp. (A)	66,289	1,295,287
Globus Medical, Inc., Class A (A)	44,176	2,607,268
Haemonetics Corp. (A)	19,648	1,465,937
Lantheus Holdings, Inc. (A)	27,060	2,215,132
LivaNova PLC (A)	21,326	960,097
Masimo Corp. (A)	17,601	2,960,840
Penumbra, Inc. (A)	15,146	3,886,918
		16,629,261
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	36,030	817,521
Amedisys, Inc. (A)	12,809	1,260,278
Chemed Corp.	5,722	2,786,213
Encompass Health Corp.	39,423	4,834,442
HealthEquity, Inc. (A)	33,883	3,549,583
Hims & Hers Health, Inc. (A)(B)	76,683	3,822,648
Option Care Health, Inc. (A)	64,044	2,080,149
Tenet Healthcare Corp. (A)	36,329	6,393,904
The Ensign Group, Inc.	22,321	3,443,237
		28,987,975
Health care technology – 0.3%
Doximity, Inc., Class A (A)	52,215	3,202,868
Life sciences tools and services – 1.6%
Avantor, Inc. (A)	266,517	3,587,319
Bio-Rad Laboratories, Inc., Class A (A)	7,274	1,755,362
Bruker Corp.	43,264	1,782,477
Illumina, Inc. (A)	61,913	5,907,119
Medpace Holdings, Inc. (A)	9,218	2,893,161
Repligen Corp. (A)	20,436	2,541,830
Sotera Health Company (A)	59,950	666,644
		19,133,912
Pharmaceuticals – 0.3%
Jazz Pharmaceuticals PLC (A)	24,106	2,558,129
Perrigo Company PLC	53,769	1,436,708
		3,994,837
		97,270,809
Industrials – 22.0%
Aerospace and defense – 2.1%
ATI, Inc. (A)	55,174	4,763,723
BWX Technologies, Inc.	35,733	5,147,696
Curtiss-Wright Corp.	14,741	7,201,716
Hexcel Corp.	31,450	1,776,611
Woodward, Inc.	23,272	5,703,734
		24,593,480
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	44,751	2,179,374
Building products – 2.2%
AAON, Inc.	26,413	1,947,959
Advanced Drainage Systems, Inc.	27,614	3,171,744
Carlisle Companies, Inc.	16,878	6,302,245
Fortune Brands Innovations, Inc.	47,036	2,421,413
Owens Corning	33,265	4,574,603
Simpson Manufacturing Company, Inc.	16,360	2,540,872
Trex Company, Inc. (A)	41,938	2,280,588

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
UFP Industries, Inc.	23,621	$2,346,983
		25,586,407
Commercial services and supplies – 1.7%
Clean Harbors, Inc. (A)	19,699	4,554,015
MSA Safety, Inc.	15,373	2,575,439
RB Global, Inc.	72,431	7,691,448
Tetra Tech, Inc.	103,060	3,706,038
The Brink's Company	16,427	1,466,767
		19,993,707
Construction and engineering – 3.2%
AECOM	51,745	5,839,941
API Group Corp. (A)	99,238	5,066,100
Comfort Systems USA, Inc.	13,766	7,381,467
EMCOR Group, Inc.	17,506	9,363,784
Fluor Corp. (A)	64,403	3,301,942
MasTec, Inc. (A)	23,978	4,086,571
Valmont Industries, Inc.	7,850	2,563,575
		37,603,380
Electrical equipment – 1.5%
Acuity, Inc.	11,970	3,571,130
EnerSys	15,421	1,322,659
NEXTracker, Inc., Class A (A)	56,207	3,055,975
nVent Electric PLC	64,392	4,716,714
Regal Rexnord Corp.	25,945	3,760,987
Sensata Technologies Holding PLC	57,216	1,722,774
		18,150,239
Ground transportation – 1.4%
Avis Budget Group, Inc. (A)(B)	6,607	1,116,913
Knight-Swift Transportation Holdings, Inc.	63,380	2,803,297
Landstar System, Inc.	13,668	1,900,125
Ryder System, Inc.	16,169	2,570,871
Saia, Inc. (A)	10,417	2,854,154
XPO, Inc. (A)	46,076	5,818,938
		17,064,298
Machinery – 5.1%
AGCO Corp.	24,211	2,497,607
Chart Industries, Inc. (A)	17,575	2,893,724
CNH Industrial NV	342,069	4,433,214
Crane Company	19,115	3,629,747
Donaldson Company, Inc.	46,745	3,241,766
Esab Corp.	22,288	2,686,818
Flowserve Corp.	51,130	2,676,656
Graco, Inc.	65,368	5,619,687
ITT, Inc.	30,781	4,827,384
Lincoln Electric Holdings, Inc.	21,834	4,526,625
Mueller Industries, Inc.	43,277	3,439,223
Oshkosh Corp.	25,177	2,858,597
RBC Bearings, Inc. (A)	12,260	4,717,648
Terex Corp.	25,657	1,197,925
The Middleby Corp. (A)	20,918	3,012,192
The Timken Company	24,901	1,806,568
The Toro Company	39,041	2,759,418
Watts Water Technologies, Inc., Class A	10,725	2,637,170
		59,461,969
Marine transportation – 0.2%
Kirby Corp. (A)	21,942	2,488,442
Passenger airlines – 0.4%
Alaska Air Group, Inc. (A)	47,479	2,349,261
American Airlines Group, Inc. (A)	257,945	2,894,143
		5,243,404
Professional services – 2.2%
CACI International, Inc., Class A (A)	8,601	4,100,097
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Concentrix Corp.	17,990	$950,861
ExlService Holdings, Inc. (A)	63,632	2,786,445
Exponent, Inc.	19,849	1,482,919
FTI Consulting, Inc. (A)	13,171	2,127,117
Genpact, Ltd.	62,924	2,769,285
Insperity, Inc.	13,981	840,538
KBR, Inc.	50,742	2,432,571
ManpowerGroup, Inc.	18,102	731,321
Maximus, Inc.	22,039	1,547,138
Parsons Corp. (A)	18,392	1,319,994
Paylocity Holding Corp. (A)	16,849	3,052,870
Science Applications International Corp.	18,448	2,077,429
		26,218,585
Trading companies and distributors – 1.8%
Applied Industrial Technologies, Inc.	14,896	3,462,575
Core & Main, Inc., Class A (A)	74,079	4,470,668
GATX Corp.	13,963	2,144,158
MSC Industrial Direct Company, Inc., Class A	17,435	1,482,324
Watsco, Inc.	13,644	6,025,463
WESCO International, Inc.	17,370	3,216,924
		20,802,112
		259,385,397
Information technology – 11.3%
Communications equipment – 0.6%
Ciena Corp. (A)	55,595	4,521,541
Lumentum Holdings, Inc. (A)	27,143	2,580,214
		7,101,755
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	20,289	2,585,427
Avnet, Inc.	32,798	1,740,918
Belden, Inc.	15,448	1,788,878
Cognex Corp.	65,654	2,082,545
Coherent Corp. (A)	60,795	5,423,522
Crane NXT Company	19,295	1,040,001
Fabrinet (A)	14,014	4,129,646
Flex, Ltd. (A)	149,837	7,479,863
IPG Photonics Corp. (A)	10,314	708,056
Littelfuse, Inc.	9,666	2,191,572
Novanta, Inc. (A)	14,069	1,813,916
TD SYNNEX Corp.	29,212	3,964,068
Vontier Corp.	57,846	2,134,517
		37,082,929
IT services – 1.0%
ASGN, Inc. (A)	17,131	855,351
Kyndryl Holdings, Inc. (A)	91,010	3,818,780
Okta, Inc. (A)	65,379	6,535,939
		11,210,070
Semiconductors and semiconductor equipment – 2.5%
Allegro MicroSystems, Inc. (A)	51,130	1,748,135
Amkor Technology, Inc.	44,449	932,985
Cirrus Logic, Inc. (A)	20,786	2,167,044
Entegris, Inc.	59,215	4,775,690
Lattice Semiconductor Corp. (A)	53,781	2,634,731
MACOM Technology Solutions Holdings, Inc. (A)	23,276	3,335,218
MKS, Inc.	26,233	2,606,511
Onto Innovation, Inc. (A)	19,115	1,929,277
Power Integrations, Inc.	22,016	1,230,694
Rambus, Inc. (A)	42,010	2,689,480
Silicon Laboratories, Inc. (A)	12,739	1,877,219
Synaptics, Inc. (A)	15,076	977,226

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Universal Display Corp.	17,287	$2,670,150
		29,574,360
Software – 3.5%
Appfolio, Inc., Class A (A)	9,014	2,075,744
BILL Holdings, Inc. (A)	37,072	1,714,951
Blackbaud, Inc. (A)	14,739	946,391
CommVault Systems, Inc. (A)	17,258	3,008,587
DocuSign, Inc. (A)	79,202	6,169,044
Dolby Laboratories, Inc., Class A	24,017	1,783,502
Dropbox, Inc., Class A (A)	76,742	2,194,821
Dynatrace, Inc. (A)	117,261	6,473,980
Guidewire Software, Inc. (A)	32,807	7,724,408
Manhattan Associates, Inc. (A)	23,747	4,689,320
Pegasystems, Inc.	34,812	1,884,374
Qualys, Inc. (A)	14,208	2,029,897
		40,695,019
Technology hardware, storage and peripherals – 0.6%
Pure Storage, Inc., Class A (A)	121,553	6,999,022
		132,663,155
Materials – 5.2%
Chemicals – 1.4%
Ashland, Inc.	17,872	898,604
Avient Corp.	35,800	1,156,698
Axalta Coating Systems, Ltd. (A)	85,481	2,537,931
Cabot Corp.	21,012	1,575,900
NewMarket Corp.	2,952	2,039,419
Olin Corp.	45,031	904,673
RPM International, Inc.	50,228	5,517,044
The Scotts Miracle-Gro Company	16,930	1,116,703
Westlake Corp.	13,041	990,203
		16,737,175
Construction materials – 0.4%
Eagle Materials, Inc.	13,019	2,631,270
Knife River Corp. (A)	22,157	1,808,897
		4,440,167
Containers and packaging – 1.3%
AptarGroup, Inc.	25,830	4,040,587
Crown Holdings, Inc.	45,002	4,634,306
Graphic Packaging Holding Company	118,021	2,486,702
Greif, Inc., Class A	10,210	663,548
Silgan Holdings, Inc.	31,803	1,723,087
Sonoco Products Company	38,575	1,680,327
		15,228,557
Metals and mining – 1.9%
Alcoa Corp.	101,254	2,988,006
Carpenter Technology Corp.	19,469	5,380,842
Cleveland-Cliffs, Inc. (A)	189,598	1,440,945
Commercial Metals Company	44,196	2,161,626
Reliance, Inc.	20,568	6,456,295
Royal Gold, Inc.	25,742	4,577,957
		23,005,671
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	24,223	2,082,936
		61,494,506
Real estate – 6.6%
Diversified REITs – 0.4%
WP Carey, Inc.	85,645	5,342,535
Health care REITs – 0.7%
Healthcare Realty Trust, Inc.	137,447	2,179,909
Omega Healthcare Investors, Inc.	113,187	4,148,304
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Sabra Health Care REIT, Inc.	93,060	$1,716,026
		8,044,239
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	78,181	799,792
Industrial REITs – 1.0%
EastGroup Properties, Inc.	20,511	3,427,798
First Industrial Realty Trust, Inc.	51,783	2,492,316
Rexford Industrial Realty, Inc.	92,353	3,284,996
STAG Industrial, Inc.	72,989	2,648,041
		11,853,151
Office REITs – 0.6%
COPT Defense Properties	44,057	1,215,092
Cousins Properties, Inc.	65,673	1,972,160
Kilroy Realty Corp.	41,635	1,428,497
Vornado Realty Trust	65,314	2,497,607
		7,113,356
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	18,568	4,749,323
Residential REITs – 0.9%
American Homes 4 Rent, Class A	124,293	4,483,249
Equity LifeStyle Properties, Inc.	74,777	4,611,498
Independence Realty Trust, Inc.	91,282	1,614,779
		10,709,526
Retail REITs – 1.0%
Agree Realty Corp.	42,947	3,137,708
Brixmor Property Group, Inc.	119,704	3,117,092
Kite Realty Group Trust	85,973	1,947,288
NNN REIT, Inc.	73,510	3,174,162
		11,376,250
Specialized REITs – 1.5%
CubeSmart	89,156	3,789,130
EPR Properties	29,752	1,733,352
Gaming and Leisure Properties, Inc.	107,491	5,017,680
Lamar Advertising Company, Class A	34,406	4,175,512
National Storage Affiliates Trust	27,515	880,205
PotlatchDeltic Corp.	27,974	1,073,362
Rayonier, Inc.	54,834	1,216,218
		17,885,459
		77,873,631
Utilities – 2.8%
Electric utilities – 1.0%
ALLETE, Inc.	22,646	1,450,929
IDACORP, Inc.	21,128	2,439,228
OGE Energy Corp.	78,743	3,494,614
Portland General Electric Company	42,833	1,740,305
TXNM Energy, Inc.	36,240	2,041,037
		11,166,113
Gas utilities – 1.1%
National Fuel Gas Company	35,338	2,993,482
New Jersey Resources Corp.	39,256	1,759,454
ONE Gas, Inc.	23,440	1,684,398
Southwest Gas Holdings, Inc.	23,626	1,757,538
Spire, Inc.	23,082	1,684,755
UGI Corp.	83,871	3,054,582
		12,934,209
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	22,540	1,887,950
Multi-utilities – 0.2%
Black Hills Corp.	28,360	1,590,996

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Northwestern Energy Group, Inc.	24,007	$1,231,559
		2,822,555
Water utilities – 0.3%
Essential Utilities, Inc.	100,873	3,746,423
		32,557,250
TOTAL COMMON STOCKS (Cost $869,035,527)		$1,137,269,475
SHORT-TERM INVESTMENTS – 4.2%
Short-term funds – 4.2%
John Hancock Collateral Trust, 4.2596% (C)(D)	4,906,251	49,074,281
TOTAL SHORT-TERM INVESTMENTS (Cost $49,074,631)		$49,074,281
Total Investments (Mid Cap Index Trust) (Cost $918,110,158) – 100.8%		$1,186,343,756
Other assets and liabilities, net – (0.8%)		(9,118,542)
TOTAL NET ASSETS – 100.0%		$1,177,225,214
Mid Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $12,568,533.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	131	Long	Sep 2025	$40,019,714	$40,944,050	$924,336
						$924,336

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 2.0%
Interactive media and services – 1.1%
Pinterest, Inc., Class A (A)	176,500	$6,329,290
Media – 0.9%
Charter Communications, Inc., Class A (A)	7,600	3,106,956
Liberty Broadband Corp., Series C (A)	22,659	2,229,192
		5,336,148
		11,665,438
Consumer discretionary – 6.3%
Hotels, restaurants and leisure – 1.1%
Aramark	75,412	3,157,500
Compass Group PLC	92,391	3,129,465
		6,286,965
Household durables – 1.2%
Installed Building Products, Inc.	17,300	3,119,536
PulteGroup, Inc.	34,600	3,648,916
		6,768,452
Specialty retail – 2.1%
Advance Auto Parts, Inc. (B)	162,592	7,558,902
Bath & Body Works, Inc.	55,575	1,665,027
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Burlington Stores, Inc. (A)	13,225	$3,076,664
		12,300,593
Textiles, apparel and luxury goods – 1.9%
Puma SE	129,660	3,543,851
Ralph Lauren Corp.	17,249	4,731,056
VF Corp.	255,460	3,001,655
		11,276,562
		36,632,572
Consumer staples – 3.9%
Food products – 2.4%
Flowers Foods, Inc.	180,662	2,886,979
Lamb Weston Holdings, Inc.	141,100	7,316,035
Tyson Foods, Inc., Class A	70,669	3,953,224
		14,156,238
Personal care products – 1.5%
Kenvue, Inc.	408,157	8,542,726
		22,698,964
Energy – 7.3%
Energy equipment and services – 2.1%
Baker Hughes Company	63,986	2,453,223
TechnipFMC PLC	154,230	5,311,681

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	92,472	$4,265,733
		12,030,637
Oil, gas and consumable fuels – 5.2%
Expand Energy Corp.	72,528	8,481,424
Marathon Petroleum Corp.	32,212	5,350,735
Permian Resources Corp.	244,000	3,323,280
Phillips 66	45,800	5,463,940
South Bow Corp. (B)	109,700	2,847,729
Viper Energy, Inc.	119,068	4,540,063
		30,007,171
		42,037,808
Financials – 20.1%
Banks – 5.0%
Fifth Third Bancorp	158,855	6,533,706
KeyCorp	271,563	4,730,627
Popular, Inc.	68,266	7,523,596
Webster Financial Corp.	75,775	4,137,315
Western Alliance Bancorp	77,219	6,021,538
		28,946,782
Capital markets – 2.5%
Lazard, Inc.	152,230	7,303,995
Main Street Capital Corp. (B)	76,382	4,514,176
StepStone Group, Inc., Class A	48,684	2,701,962
		14,520,133
Consumer finance – 0.7%
OneMain Holdings, Inc.	64,459	3,674,163
Financial services – 4.7%
Corebridge Financial, Inc.	172,711	6,131,241
Corpay, Inc. (A)	21,819	7,239,981
Edenred SE	114,414	3,553,758
Marqeta, Inc., Class A (A)	736,150	4,291,755
Voya Financial, Inc.	80,569	5,720,399
		26,937,134
Insurance – 6.5%
Assurant, Inc.	25,998	5,134,345
Horace Mann Educators Corp.	55,000	2,363,350
Lincoln National Corp.	82,700	2,861,420
RenaissanceRe Holdings, Ltd.	41,575	10,098,568
The Allstate Corp.	30,907	6,221,888
The Hanover Insurance Group, Inc.	33,851	5,750,269
Willis Towers Watson PLC	17,400	5,333,100
		37,762,940
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	217,100	4,085,822
		115,926,974
Health care – 10.8%
Biotechnology – 1.9%
Alkermes PLC (A)	142,596	4,079,672
Exact Sciences Corp. (A)	30,455	1,618,379
Neurocrine Biosciences, Inc. (A)	40,600	5,103,014
		10,801,065
Health care equipment and supplies – 4.8%
Baxter International, Inc.	307,179	9,301,380
Dentsply Sirona, Inc.	240,427	3,817,981
The Cooper Companies, Inc. (A)	68,400	4,867,344
Zimmer Biomet Holdings, Inc.	108,295	9,877,588
		27,864,293
Health care providers and services – 1.9%
Concentra Group Holdings Parent, Inc.	288,196	5,928,192
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Select Medical Holdings Corp.	324,036	$4,918,866
		10,847,058
Pharmaceuticals – 2.2%
Perrigo Company PLC	310,422	8,294,476
Viatris, Inc.	492,908	4,401,668
		12,696,144
		62,208,560
Industrials – 17.2%
Aerospace and defense – 3.8%
Hexcel Corp.	71,500	4,039,035
L3Harris Technologies, Inc.	32,950	8,265,178
StandardAero, Inc. (A)	201,907	6,390,357
Textron, Inc.	38,504	3,091,486
		21,786,056
Construction and engineering – 1.7%
API Group Corp. (A)	190,335	9,716,602
Electrical equipment – 1.1%
Sensata Technologies Holding PLC	209,243	6,300,307
Ground transportation – 2.2%
Norfolk Southern Corp.	33,232	8,506,395
Saia, Inc. (A)	16,106	4,412,883
		12,919,278
Machinery – 4.7%
AGCO Corp.	45,121	4,654,682
Esab Corp.	34,770	4,191,524
Fortive Corp.	98,102	5,114,057
RBC Bearings, Inc. (A)	3,723	1,432,610
The Middleby Corp. (A)	50,683	7,298,352
Xylem, Inc.	33,800	4,372,368
		27,063,593
Passenger airlines – 1.0%
Southwest Airlines Company	183,995	5,968,798
Professional services – 2.2%
First Advantage Corp. (A)	169,443	2,814,448
SS&C Technologies Holdings, Inc.	57,767	4,783,108
Verra Mobility Corp. (A)	195,077	4,953,005
		12,550,561
Trading companies and distributors – 0.5%
SiteOne Landscape Supply, Inc. (A)	24,465	2,958,797
		99,263,992
Information technology – 10.7%
Electronic equipment, instruments and components – 5.0%
CDW Corp.	18,400	3,286,056
Corning, Inc.	183,264	9,637,854
Keysight Technologies, Inc. (A)	53,600	8,782,896
Ralliant Corp. (A)	32,701	1,585,655
TE Connectivity PLC	32,935	5,555,146
		28,847,607
IT services – 0.8%
GoDaddy, Inc., Class A (A)	26,920	4,847,215
Semiconductors and semiconductor equipment – 1.8%
MKS, Inc.	78,376	7,787,439
Rambus, Inc. (A)	40,255	2,577,125
		10,364,564
Software – 1.6%
CCC Intelligent Solutions Holdings, Inc. (A)	322,900	3,038,489

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
DocuSign, Inc. (A)	80,066	$6,236,341
		9,274,830
Technology hardware, storage and peripherals – 1.5%
Sandisk Corp. (A)	112,250	5,090,538
Western Digital Corp.	54,006	3,455,844
		8,546,382
		61,880,598
Materials – 5.5%
Chemicals – 1.3%
DuPont de Nemours, Inc.	61,655	4,228,916
Westlake Corp.	45,500	3,454,815
		7,683,731
Construction materials – 0.6%
Knife River Corp. (A)	41,266	3,368,956
Containers and packaging – 1.3%
International Paper Company	159,702	7,478,845
Metals and mining – 1.7%
Franco-Nevada Corp.	35,008	5,747,559
Freeport-McMoRan, Inc.	95,266	4,129,781
		9,877,340
Paper and forest products – 0.6%
Stora Enso OYJ, R Shares	332,650	3,616,434
		32,025,306
Real estate – 7.8%
Industrial REITs – 1.1%
Lineage, Inc.	65,280	2,840,986
Rexford Industrial Realty, Inc.	100,325	3,568,560
		6,409,546
Office REITs – 0.7%
Vornado Realty Trust	98,776	3,777,194
Real estate management and development – 0.5%
Jones Lang LaSalle, Inc. (A)	12,400	3,171,672
Residential REITs – 3.1%
Apartment Investment and Management Company, Class A	401,057	3,469,143
Equity Residential	86,831	5,860,224
Sun Communities, Inc.	69,546	8,796,874
		18,126,241
Retail REITs – 1.0%
Regency Centers Corp.	83,812	5,969,929
Specialized REITs – 1.4%
Rayonier, Inc.	146,496	3,249,281
Weyerhaeuser Company	178,152	4,576,725
		7,826,006
		45,280,588
Utilities – 6.4%
Electric utilities – 2.0%
FirstEnergy Corp.	153,174	6,166,785
PG&E Corp.	403,830	5,629,390
		11,796,175
Multi-utilities – 4.4%
Ameren Corp.	75,884	7,287,899
CenterPoint Energy, Inc.	138,974	5,105,905
Consolidated Edison, Inc.	50,000	5,017,500
Dominion Energy, Inc.	138,630	7,835,368
		25,246,672
		37,042,847
TOTAL COMMON STOCKS (Cost $514,040,583)		$566,663,647
Mid Value Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS - 0.2%
Information technology - 0.2%
Wolfspeed, Inc.
0.250%, 02/15/2028 (C)	$978,000	$242,055
1.875%, 12/01/2029 (C)	3,436,000	850,410
		1,092,465
TOTAL CONVERTIBLE BONDS (Cost $2,791,823)		$1,092,465
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 4.2596% (D)(E)	1,101,777	11,020,418
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (D)	2,040,999	2,040,999
T. Rowe Price Government Reserve Fund, 4.3685% (D)	7,686,780	7,686,780
TOTAL SHORT-TERM INVESTMENTS (Cost $20,748,118)		$20,748,197
Total Investments (Mid Value Trust) (Cost $537,580,524) – 101.8%		$588,504,309
Other assets and liabilities, net – (1.8%)		(10,205,361)
TOTAL NET ASSETS – 100.0%		$578,298,948
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	Non-income producing - Issuer is in default.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 3.4%
Hotels, restaurants and leisure – 3.4%
Hyatt Hotels Corp., Class A	27,016	$3,772,784
Marriott International, Inc., Class A	20,271	5,538,240
		9,311,024
Health care – 1.8%
Health care providers and services – 1.8%
Brookdale Senior Living, Inc. (A)	732,358	5,097,212
Real estate – 93.2%
Diversified REITs – 3.0%
Essential Properties Realty Trust, Inc.	263,207	8,398,935
Health care REITs – 16.9%
American Healthcare REIT, Inc.	234,358	8,610,313
CareTrust REIT, Inc.	135,844	4,156,826
Ventas, Inc.	109,643	6,923,955
Welltower, Inc.	179,558	27,603,451
		47,294,545
Hotel and resort REITs – 0.5%
Xenia Hotels & Resorts, Inc.	109,156	1,372,091
Industrial REITs – 11.4%
EastGroup Properties, Inc.	60,268	10,071,988
Prologis, Inc.	205,802	21,633,906
		31,705,894
Office REITs – 5.9%
Cousins Properties, Inc.	143,130	4,298,194

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Hudson Pacific Properties, Inc. (A)	1,040,250	$2,850,285
SL Green Realty Corp.	150,269	9,301,651
		16,450,130
Real estate management and development – 1.2%
CBRE Group, Inc., Class A (A)	24,626	3,450,595
Residential REITs – 16.4%
American Homes 4 Rent, Class A	225,832	8,145,760
AvalonBay Communities, Inc.	45,294	9,217,329
Essex Property Trust, Inc.	55,189	15,640,563
Independence Realty Trust, Inc.	305,983	5,412,839
Mid-America Apartment Communities, Inc.	40,760	6,032,888
Sun Communities, Inc.	11,421	1,444,642
		45,894,021
Retail REITs – 12.8%
Agree Realty Corp.	81,371	5,944,965
Curbline Properties Corp.	153,436	3,502,944
Phillips Edison & Company, Inc.	160,637	5,627,114
Regency Centers Corp.	121,242	8,636,068
Simon Property Group, Inc.	44,121	7,092,892
Tanger, Inc.	157,755	4,824,148
		35,628,131
Specialized REITs – 25.1%
American Tower Corp.	41,613	9,197,305
Digital Realty Trust, Inc.	48,690	8,488,128
EPR Properties	149,909	8,733,698
Equinix, Inc.	21,833	17,367,498
Iron Mountain, Inc.	76,842	7,881,684
Public Storage	44,266	12,988,530
Smartstop Self Storage REIT, Inc.	149,665	5,422,363
		70,079,206
		260,273,548
TOTAL COMMON STOCKS (Cost $256,471,441)		$274,681,784
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (B)	5,413,664	5,413,664
TOTAL SHORT-TERM INVESTMENTS (Cost $5,413,664)		$5,413,664
Total Investments (Real Estate Securities Trust) (Cost $261,885,105) – 100.3%		$280,095,448
Other assets and liabilities, net – (0.3%)		(829,496)
TOTAL NET ASSETS – 100.0%		$279,265,952
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-25.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 18.0%
Entertainment – 3.2%
Netflix, Inc. (A)	7,819	$10,470,657
ROBLOX Corp., Class A (A)	95,626	10,059,855
Sea, Ltd., ADR (A)	28,900	4,622,266
Spotify Technology SA (A)	4,000	3,069,360
Take-Two Interactive Software, Inc. (A)	15,440	3,749,604
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
TKO Group Holdings, Inc.	15,800	$2,874,810
		34,846,552
Interactive media and services – 14.8%
Alphabet, Inc., Class A	88,140	15,532,912
Alphabet, Inc., Class C	206,563	36,642,211
Meta Platforms, Inc., Class A	147,500	108,868,276
		161,043,399
		195,889,951
Consumer discretionary – 1.4%
Diversified consumer services – 0.2%
Duolingo, Inc. (A)	4,800	1,968,096
Hotels, restaurants and leisure – 0.8%
Booking Holdings, Inc.	763	4,417,190
DoorDash, Inc., Class A (A)	16,100	3,968,811
		8,386,001
Specialty retail – 0.4%
Carvana Company (A)	14,100	4,751,136
		15,105,233
Financials – 1.7%
Capital markets – 1.5%
Coinbase Global, Inc., Class A (A)	13,700	4,801,713
Galaxy Digital, Inc., Class A (A)(B)	21,000	459,900
Robinhood Markets, Inc., Class A (A)	122,000	11,422,860
		16,684,473
Financial services – 0.2%
Chime Financial, Inc., Class A (A)	50,889	1,756,179
		18,440,652
Health care – 0.0%
Pharmaceuticals – 0.0%
Chugai Pharmaceutical Company, Ltd.	10,000	522,178
Industrials – 0.1%
Aerospace and defense – 0.1%
Axon Enterprise, Inc. (A)	2,100	1,738,674
Information technology – 78.5%
Communications equipment – 2.9%
Arista Networks, Inc. (A)	164,456	16,825,493
Ciena Corp. (A)	9,000	731,970
Cisco Systems, Inc.	192,688	13,368,693
F5, Inc. (A)	2,400	706,368
		31,632,524
Electronic equipment, instruments and components – 2.8%
Amphenol Corp., Class A	138,057	13,633,129
Celestica, Inc. (A)	12,600	1,966,986
Corning, Inc.	78,572	4,132,101
Jabil, Inc.	7,100	1,548,510
Keysight Technologies, Inc. (A)	28,578	4,682,791
TE Connectivity PLC	27,752	4,680,930
		30,644,447
IT services – 5.6%
Cloudflare, Inc., Class A (A)	26,700	5,228,661
CoreWeave, Inc., Class A (A)(B)	49,300	8,038,858
GoDaddy, Inc., Class A (A)	18,464	3,324,628
IBM Corp.	86,999	25,645,565
Shopify, Inc., Class A (A)	103,986	11,994,785
Snowflake, Inc., Class A (A)	26,600	5,952,282
VeriSign, Inc.	1,800	519,840
		60,704,619
Semiconductors and semiconductor equipment – 34.4%
Advanced Micro Devices, Inc. (A)	276,818	39,280,474

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	42,279	$10,063,248
Applied Materials, Inc.	145,903	26,710,462
Broadcom, Inc.	303,031	83,530,495
Disco Corp.	11,000	3,258,677
First Solar, Inc. (A)	10,400	1,721,616
Impinj, Inc. (A)	20,200	2,243,614
KLA Corp.	22,239	19,920,362
Lam Research Corp.	241,785	23,535,352
Lattice Semiconductor Corp. (A)	13,849	678,463
Marvell Technology, Inc.	185,253	14,338,582
Microchip Technology, Inc.	111,266	7,829,788
Micron Technology, Inc.	100,063	12,332,765
Monolithic Power Systems, Inc.	20,213	14,783,384
NVIDIA Corp.	689,205	108,887,500
Rambus, Inc. (A)	59,757	3,825,643
SK Hynix, Inc.	7,655	1,649,511
		374,589,936
Software – 27.9%
AppLovin Corp., Class A (A)	21,300	7,456,704
Aurora Innovation, Inc. (A)	3,629	19,016
Cadence Design Systems, Inc. (A)	9,125	2,811,869
Circle Internet Group, Inc. (A)(B)	24,950	4,523,186
Crowdstrike Holdings, Inc., Class A (A)	21,775	11,090,225
CyberArk Software, Ltd. (A)	2,700	1,098,576
Fair Isaac Corp. (A)	2,831	5,174,955
Fortinet, Inc. (A)	121,213	12,814,638
Guidewire Software, Inc. (A)	900	211,905
InterDigital, Inc.	7,800	1,748,994
Intuit, Inc.	26,060	20,525,638
Manhattan Associates, Inc. (A)	5,300	1,046,591
Microsoft Corp.	192,813	95,907,114
MicroStrategy, Inc., Class A (A)	87,348	35,308,682
Monday.com, Ltd. (A)	2,400	754,752
Nutanix, Inc., Class A (A)	50,273	3,842,868
Oracle Corp.	130,791	28,594,836
Palantir Technologies, Inc., Class A (A)	174,793	23,827,782
Palo Alto Networks, Inc. (A)	63,408	12,975,813
Rubrik, Inc., Class A (A)	16,200	1,451,358
Samsara, Inc., Class A (A)	3,404	135,411
SAP SE	15,483	4,734,386
ServiceNow, Inc. (A)	16,210	16,665,177
Synopsys, Inc. (A)	14,078	7,217,509
Tyler Technologies, Inc. (A)	2,485	1,473,207
Zscaler, Inc. (A)	9,200	2,888,248
		304,299,440
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	227,949	46,768,296
IonQ, Inc. (A)(B)	38,600	1,658,642
Seagate Technology Holdings PLC	33,600	4,849,488
		53,276,426
		855,147,392
Real estate – 0.0%
Specialized REITs – 0.0%
Equinix, Inc.	135	107,388
TOTAL COMMON STOCKS (Cost $908,992,731)		$1,086,951,468
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 4.2596% (C)(D)	1,298,763	12,990,748
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (C)	501,332	$501,332
T. Rowe Price Government Reserve Fund, 4.3685% (C)	2,890,007	2,890,007
TOTAL SHORT-TERM INVESTMENTS (Cost $16,382,090)		$16,382,087
Total Investments (Science & Technology Trust) (Cost $925,374,821) – 101.2%		$1,103,333,555
Other assets and liabilities, net – (1.2%)		(13,551,539)
TOTAL NET ASSETS – 100.0%		$1,089,782,016
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 2.4%
Entertainment – 2.4%
Madison Square Garden Sports Corp. (A)	24,486	$5,116,350
Playtika Holding Corp.	381,352	1,803,795
		6,920,145
Consumer discretionary – 11.5%
Diversified consumer services – 1.3%
Mister Car Wash, Inc. (A)	626,994	3,768,234
Hotels, restaurants and leisure – 4.0%
First Watch Restaurant Group, Inc. (A)	245,282	3,934,323
Genius Sports, Ltd. (A)	372,513	3,874,135
Wingstop, Inc.	10,821	3,643,864
		11,452,322
Household durables – 1.1%
Green Brick Partners, Inc. (A)	47,948	3,014,970
Specialty retail – 2.6%
Abercrombie & Fitch Company, Class A (A)	27,388	2,269,096
Lithia Motors, Inc.	15,689	5,300,058
		7,569,154
Textiles, apparel and luxury goods – 2.5%
Levi Strauss & Company, Class A	208,363	3,852,632
On Holding AG, Class A (A)	66,000	3,435,300
		7,287,932
		33,092,612
Consumer staples – 2.8%
Consumer staples distribution and retail – 1.0%
The Chefs' Warehouse, Inc. (A)	44,538	2,841,970
Household products – 0.9%
Central Garden & Pet Company, Class A (A)	88,686	2,774,985
Personal care products – 0.9%
BellRing Brands, Inc. (A)	44,357	2,569,601
		8,186,556

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 3.9%
Energy equipment and services – 2.1%
Helmerich & Payne, Inc.	164,800	$2,498,368
Liberty Energy, Inc.	304,986	3,501,239
		5,999,607
Oil, gas and consumable fuels – 1.8%
Magnolia Oil & Gas Corp., Class A	234,831	5,279,001
		11,278,608
Financials – 13.4%
Banks – 10.2%
Banner Corp.	90,415	5,800,122
Cullen/Frost Bankers, Inc.	53,943	6,933,833
Pinnacle Financial Partners, Inc.	60,602	6,691,067
SouthState Corp.	72,493	6,671,530
Univest Financial Corp.	117,284	3,523,211
		29,619,763
Capital markets – 3.2%
Evercore, Inc., Class A	18,724	5,055,854
Moelis & Company, Class A	65,242	4,065,881
		9,121,735
		38,741,498
Health care – 13.3%
Biotechnology – 0.9%
ACADIA Pharmaceuticals, Inc. (A)	71,767	1,548,014
Ultragenyx Pharmaceutical, Inc. (A)	30,388	1,104,908
		2,652,922
Health care equipment and supplies – 7.3%
Globus Medical, Inc., Class A (A)	62,497	3,688,573
Haemonetics Corp. (A)	42,291	3,155,332
ICU Medical, Inc. (A)	22,969	3,035,353
Integer Holdings Corp. (A)	26,121	3,212,099
LivaNova PLC (A)	49,993	2,250,685
Merit Medical Systems, Inc. (A)	32,114	3,002,017
Teleflex, Inc.	23,748	2,810,813
		21,154,872
Health care providers and services – 2.2%
Concentra Group Holdings Parent, Inc.	125,863	2,589,002
Option Care Health, Inc. (A)	117,190	3,806,331
		6,395,333
Life sciences tools and services – 1.0%
Bio-Rad Laboratories, Inc., Class A (A)	11,165	2,694,338
Pharmaceuticals – 1.9%
Axsome Therapeutics, Inc. (A)	10,834	1,130,961
Jazz Pharmaceuticals PLC (A)	15,705	1,666,615
Prestige Consumer Healthcare, Inc. (A)	33,992	2,714,261
		5,511,837
		38,409,302
Industrials – 20.0%
Aerospace and defense – 1.8%
Hexcel Corp.	91,214	5,152,679
Building products – 4.2%
A.O. Smith Corp.	52,117	3,417,312
Simpson Manufacturing Company, Inc.	33,310	5,173,376
Trex Company, Inc. (A)	64,682	3,517,407
		12,108,095
Construction and engineering – 4.0%
Arcosa, Inc.	77,337	6,705,891
Small Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	29,529	$5,032,627
		11,738,518
Electrical equipment – 3.1%
Generac Holdings, Inc. (A)	32,187	4,609,500
Regal Rexnord Corp.	30,155	4,371,269
		8,980,769
Machinery – 6.9%
Atmus Filtration Technologies, Inc.	148,602	5,412,085
Crane Company	28,612	5,433,133
The Timken Company	70,160	5,090,108
The Toro Company	55,658	3,933,907
		19,869,233
		57,849,294
Information technology – 23.2%
Electronic equipment, instruments and components – 1.7%
Advanced Energy Industries, Inc.	36,566	4,844,995
Semiconductors and semiconductor equipment – 6.3%
Alpha & Omega Semiconductor, Ltd. (A)	75,991	1,949,929
Ambarella, Inc. (A)	65,564	4,331,486
Kulicke & Soffa Industries, Inc.	110,001	3,806,035
MACOM Technology Solutions Holdings, Inc. (A)	35,064	5,024,321
Veeco Instruments, Inc. (A)	155,190	3,153,461
		18,265,232
Software – 15.2%
Adeia, Inc.	289,419	4,092,385
Alkami Technology, Inc. (A)	145,964	4,399,355
Braze, Inc., Class A (A)	140,896	3,959,178
CommVault Systems, Inc. (A)	27,408	4,778,037
Progress Software Corp.	69,267	4,422,005
Q2 Holdings, Inc. (A)	55,732	5,215,958
Tenable Holdings, Inc. (A)	142,132	4,801,219
Varonis Systems, Inc. (A)	103,063	5,230,447
Xperi, Inc. (A)	259,937	2,056,102
Yext, Inc. (A)	592,174	5,033,479
		43,988,165
		67,098,392
Materials – 1.4%
Chemicals – 1.4%
Avient Corp.	123,507	3,990,511
Real estate – 4.2%
Industrial REITs – 4.2%
EastGroup Properties, Inc.	37,077	6,196,308
First Industrial Realty Trust, Inc.	123,498	5,943,959
		12,140,267
Utilities – 1.3%
Multi-utilities – 1.3%
Unitil Corp.	72,764	3,794,643
TOTAL COMMON STOCKS (Cost $252,633,017)		$281,501,828
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (B)	7,271,474	7,271,474
TOTAL SHORT-TERM INVESTMENTS (Cost $7,271,474)		$7,271,474
Total Investments (Small Cap Core Trust) (Cost $259,904,491) – 99.9%		$288,773,302
Other assets and liabilities, net – 0.1%		173,927
TOTAL NET ASSETS – 100.0%		$288,947,229

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Core Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-25.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 2.5%
Diversified telecommunication services – 0.4%
Anterix, Inc. (A)	2,644	$67,819
ATN International, Inc.	2,067	33,589
Bandwidth, Inc., Class A (A)	5,234	83,221
Cogent Communications Holdings, Inc.	8,581	413,690
Globalstar, Inc. (A)	9,627	226,716
IDT Corp., Class B	3,078	210,289
Liberty Latin America, Ltd., Class A (A)	6,865	41,877
Liberty Latin America, Ltd., Class C (A)	23,342	145,187
Lumen Technologies, Inc. (A)	182,207	798,067
Shenandoah Telecommunications Company	9,973	136,231
		2,156,686
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	83,519	258,909
Atlanta Braves Holdings, Inc., Series A (A)(B)	1,939	95,418
Atlanta Braves Holdings, Inc., Series C (A)	8,241	385,432
Cinemark Holdings, Inc. (B)	20,307	612,865
CuriosityStream, Inc.	6,380	35,919
Eventbrite, Inc., Class A (A)	15,791	41,530
IMAX Corp. (A)(B)	8,283	231,593
Lionsgate Studios Corp. (A)(B)	38,075	221,216
Madison Square Garden Entertainment Corp. (A)	7,579	302,933
Playtika Holding Corp.	11,451	54,163
Reservoir Media, Inc. (A)	4,458	34,193
Sphere Entertainment Company (A)(B)	5,309	221,916
Starz Entertainment Corp. (A)	2,779	44,659
The Marcus Corp.	4,607	77,674
		2,618,420
Interactive media and services – 0.6%
Angi, Inc. (A)	8,488	129,527
Bumble, Inc., Class A (A)	14,307	94,283
CarGurus, Inc. (A)	15,740	526,818
Cars.com, Inc. (A)	11,268	133,526
EverQuote, Inc., Class A (A)	5,278	127,622
FuboTV, Inc. (A)	64,155	247,638
Getty Images Holdings, Inc. (A)	23,484	38,983
Grindr, Inc. (A)	6,490	147,323
MediaAlpha, Inc., Class A (A)	6,606	72,336
Nextdoor Holdings, Inc. (A)	44,651	74,121
QuinStreet, Inc. (A)	10,547	169,807
Rumble, Inc. (A)	15,339	137,744
Shutterstock, Inc.	4,705	89,207
TripAdvisor, Inc. (A)	22,259	290,480
TrueCar, Inc. (A)	17,596	33,432
Vimeo, Inc. (A)	31,081	125,567
VTEX, Class A (A)	11,698	77,207
Webtoon Entertainment, Inc. (A)(B)	4,032	36,611
Yelp, Inc. (A)	11,746	402,535
Ziff Davis, Inc. (A)	8,110	245,490
ZipRecruiter, Inc., Class A (A)	13,341	66,838
		3,267,095
Media – 0.8%
Advantage Solutions, Inc. (A)(B)	20,626	27,226
Altice USA, Inc., Class A (A)	51,078	109,307
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
AMC Networks, Inc., Class A (A)	6,737	$42,241
Boston Omaha Corp., Class A (A)	4,665	65,497
Cable One, Inc. (B)	1,013	137,576
EchoStar Corp., Class A (A)(B)	25,987	719,840
Entravision Communications Corp., Class A	13,780	31,970
Gambling.com Group, Ltd. (A)	3,433	40,818
Gannett Company, Inc. (A)	27,295	97,716
Gray Media, Inc.	16,949	76,779
Ibotta, Inc., Class A (A)(B)	2,543	93,074
iHeartMedia, Inc., Class A (A)(B)	24,569	43,241
Integral Ad Science Holding Corp. (A)	14,760	122,656
John Wiley & Sons, Inc., Class A	7,844	350,078
Magnite, Inc. (A)	26,711	644,269
National CineMedia, Inc.	12,865	62,331
Nexxen International, Ltd. (A)	7,457	77,627
PubMatic, Inc., Class A (A)	8,215	102,195
Scholastic Corp.	4,174	87,571
Sinclair, Inc.	7,508	103,761
Stagwell, Inc. (A)(B)	22,799	102,596
TechTarget, Inc. (A)	6,016	46,744
TEGNA, Inc.	30,042	503,504
The EW Scripps Company, Class A (A)	12,408	36,480
Thryv Holdings, Inc. (A)	7,315	88,950
WideOpenWest, Inc. (A)	11,390	46,243
		3,860,290
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	13,298	195,215
Spok Holdings, Inc.	4,119	72,824
Telephone & Data Systems, Inc.	18,735	666,591
Tingo Group, Inc. (A)	23,160	278
		934,908
		12,837,399
Consumer discretionary – 9.7%
Automobile components – 1.2%
Adient PLC (A)	16,191	315,077
American Axle & Manufacturing Holdings, Inc. (A)	23,315	95,125
Cooper-Standard Holdings, Inc. (A)	3,357	72,176
Dana, Inc.	25,464	436,708
Dorman Products, Inc. (A)	5,280	647,698
Fox Factory Holding Corp. (A)	8,123	210,711
Garrett Motion, Inc.	24,522	257,726
Gentherm, Inc. (A)	5,988	169,401
LCI Industries	4,674	426,222
Modine Manufacturing Company (A)	9,995	984,508
Motorcar Parts of America, Inc. (A)	3,741	41,899
Patrick Industries, Inc. (B)	6,226	574,473
PHINIA, Inc.	7,510	334,120
Solid Power, Inc. (A)(B)	28,712	62,879
Standard Motor Products, Inc.	4,175	128,256
Strattec Security Corp. (A)	778	48,399
The Goodyear Tire & Rubber Company (A)	49,789	516,312
Visteon Corp. (A)	5,231	488,052
XPEL, Inc. (A)	4,676	167,868
		5,977,610
Automobiles – 0.0%
Faraday Future Intelligent Electric, Inc. (A)(B)	17,399	29,230
Livewire Group, Inc. (A)(B)	7,406	34,068

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	5,283	$153,207
		216,505
Broadline retail – 0.1%
Groupon, Inc. (A)	4,801	160,593
Kohl's Corp.	20,802	176,401
Savers Value Village, Inc. (A)(B)	4,776	48,715
		385,709
Distributors – 0.0%
A-Mark Precious Metals, Inc.	3,681	81,645
GigaCloud Technology, Inc., Class A (A)	5,074	100,364
Weyco Group, Inc.	1,107	36,708
		218,717
Diversified consumer services – 1.3%
Adtalem Global Education, Inc. (A)	7,018	892,900
American Public Education, Inc. (A)	3,379	102,924
Carriage Services, Inc.	2,737	125,190
Coursera, Inc. (A)	26,411	231,360
European Wax Center, Inc., Class A (A)	5,933	33,403
frontdoor, Inc. (A)	14,191	836,418
Graham Holdings Company, Class B	604	571,487
KinderCare Learning Cos, Inc. (A)	6,248	63,105
Laureate Education, Inc. (A)	24,538	573,698
Lincoln Educational Services Corp. (A)	5,857	135,004
Matthews International Corp., Class A	5,875	140,471
Mister Car Wash, Inc. (A)	19,429	116,768
OneSpaWorld Holdings, Ltd.	18,135	369,773
Perdoceo Education Corp.	11,747	384,009
Strategic Education, Inc.	4,582	390,066
Stride, Inc. (A)	8,145	1,182,573
Udemy, Inc. (A)	18,952	133,233
Universal Technical Institute, Inc. (A)	8,569	290,403
		6,572,785
Hotels, restaurants and leisure – 2.2%
Accel Entertainment, Inc. (A)	10,939	128,752
Biglari Holdings, Inc., Class B (A)	143	41,786
BJ's Restaurants, Inc. (A)	4,082	182,057
Bloomin' Brands, Inc.	16,168	139,206
Brinker International, Inc. (A)	8,434	1,520,903
Cracker Barrel Old Country Store, Inc.	4,238	258,857
Dave & Buster's Entertainment, Inc. (A)	5,228	157,258
Denny's Corp. (A)	10,456	42,870
Dine Brands Global, Inc. (B)	2,824	68,708
El Pollo Loco Holdings, Inc. (A)	5,266	57,979
Everi Holdings, Inc. (A)	16,363	233,009
First Watch Restaurant Group, Inc. (A)	7,902	126,748
Genius Sports, Ltd. (A)	42,425	441,220
Global Business Travel Group I (A)	19,351	121,911
Golden Entertainment, Inc.	3,732	109,833
Hilton Grand Vacations, Inc. (A)(B)	11,621	482,620
Inspired Entertainment, Inc. (A)	4,606	37,631
International Game Technology PLC	21,323	337,117
Jack in the Box, Inc. (B)	3,767	65,772
Krispy Kreme, Inc. (B)	15,995	46,545
Kura Sushi USA, Inc., Class A (A)	1,220	105,018
Life Time Group Holdings, Inc. (A)	25,866	784,516
Lindblad Expeditions Holdings, Inc. (A)	7,502	87,548
Marriott Vacations Worldwide Corp.	6,022	435,451
Monarch Casino & Resort, Inc.	2,412	208,493
Nathan's Famous, Inc.	556	61,482
Papa John's International, Inc.	6,253	306,022
PlayAGS, Inc. (A)	7,450	93,051
Portillo's, Inc., Class A (A)(B)	10,964	127,950
Potbelly Corp. (A)	4,953	60,674
Pursuit Attractions and Hospitality, Inc. (A)	4,218	121,605
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
RCI Hospitality Holdings, Inc.	1,565	$59,658
Red Rock Resorts, Inc., Class A	9,216	479,508
Rush Street Interactive, Inc. (A)	16,937	252,361
Sabre Corp. (A)	69,932	220,985
Serve Robotics, Inc. (A)	8,995	102,903
Shake Shack, Inc., Class A (A)	7,391	1,039,175
Six Flags Entertainment Corp. (A)	18,292	556,626
Super Group SGHC, Ltd.	30,572	335,375
Sweetgreen, Inc., Class A (A)(B)	19,816	294,862
Target Hospitality Corp. (A)	6,677	47,540
The Cheesecake Factory, Inc. (B)	8,698	545,017
United Parks & Resorts, Inc. (A)(B)	5,118	241,314
Xponential Fitness, Inc., Class A (A)	5,596	41,914
		11,209,830
Household durables – 1.7%
Beazer Homes USA, Inc. (A)	5,669	126,816
Cavco Industries, Inc. (A)	1,463	635,571
Century Communities, Inc.	5,133	289,091
Champion Homes, Inc. (A)	10,382	650,017
Cricut, Inc., Class A (B)	9,586	64,897
Dream Finders Homes, Inc., Class A (A)(B)	5,982	150,328
Ethan Allen Interiors, Inc.	4,742	132,065
Flexsteel Industries, Inc.	822	29,617
Green Brick Partners, Inc. (A)	6,124	385,077
Hamilton Beach Brands Holding Company, Class B	1,197	21,414
Helen of Troy, Ltd. (A)	4,519	128,249
Hovnanian Enterprises, Inc., Class A (A)	952	99,532
Installed Building Products, Inc. (B)	4,479	807,653
KB Home	13,189	698,621
La-Z-Boy, Inc.	8,066	299,813
Legacy Housing Corp. (A)(B)	2,066	46,816
Leggett & Platt, Inc.	26,137	233,142
LGI Homes, Inc. (A)	4,127	212,623
M/I Homes, Inc. (A)	5,039	564,973
Meritage Homes Corp.	13,437	899,876
Sonos, Inc. (A)	22,976	248,371
Taylor Morrison Home Corp. (A)	18,621	1,143,702
The Lovesac Company (A)	2,767	50,359
Tri Pointe Homes, Inc. (A)	17,120	546,984
		8,465,607
Leisure products – 0.4%
Acushnet Holdings Corp. (B)	5,422	394,830
Escalade, Inc.	1,960	27,401
Funko, Inc., Class A (A)	7,124	33,910
JAKKS Pacific, Inc.	1,809	37,591
Johnson Outdoors, Inc., Class A	1,040	31,481
Latham Group, Inc. (A)	8,999	57,414
Malibu Boats, Inc., Class A (A)	3,747	117,431
MasterCraft Boat Holdings, Inc. (A)	3,638	67,594
Peloton Interactive, Inc., Class A (A)	70,673	490,471
Polaris, Inc.	10,264	417,232
Smith & Wesson Brands, Inc.	8,850	76,818
Sturm Ruger & Company, Inc.	3,168	113,731
Topgolf Callaway Brands Corp. (A)	25,564	205,790
		2,071,694
Specialty retail – 2.2%
Abercrombie & Fitch Company, Class A (A)	9,000	745,650
Academy Sports & Outdoors, Inc.	12,642	566,488
Advance Auto Parts, Inc.	11,522	535,658
American Eagle Outfitters, Inc.	30,989	298,114
America's Car-Mart, Inc. (A)	1,494	83,724

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Arhaus, Inc. (A)	10,034	$86,995
Arko Corp. (B)	15,867	67,117
Asbury Automotive Group, Inc. (A)	3,737	891,424
Barnes & Noble Education, Inc. (A)	2,951	34,733
Beyond, Inc. (A)	10,854	74,676
Boot Barn Holdings, Inc. (A)	5,878	893,456
Build-A-Bear Workshop, Inc.	2,445	126,064
Caleres, Inc.	6,562	80,188
Camping World Holdings, Inc., Class A	11,574	198,957
Citi Trends, Inc. (A)	1,052	35,126
EVgo, Inc. (A)(B)	25,006	91,272
Foot Locker, Inc. (A)	16,392	401,604
Genesco, Inc. (A)	2,080	40,955
Group 1 Automotive, Inc.	2,393	1,045,047
Haverty Furniture Companies, Inc.	2,824	57,468
Lands' End, Inc. (A)	2,693	28,842
MarineMax, Inc. (A)	3,695	92,892
Monro, Inc.	5,982	89,192
National Vision Holdings, Inc. (A)	14,897	342,780
OneWater Marine, Inc., Class A (A)(B)	2,446	32,752
Petco Health & Wellness Company, Inc. (A)(B)	14,946	42,297
Revolve Group, Inc. (A)	7,844	157,272
Sally Beauty Holdings, Inc. (A)	19,849	183,802
Shoe Carnival, Inc. (B)	3,568	66,757
Signet Jewelers, Ltd.	7,939	631,547
Sleep Number Corp. (A)	4,323	29,202
Sonic Automotive, Inc., Class A	2,826	225,882
Stitch Fix, Inc., Class A (A)	21,416	79,239
The Buckle, Inc.	6,047	274,231
The ODP Corp. (A)	5,396	97,829
The RealReal, Inc. (A)(B)	18,262	87,475
ThredUp, Inc., Class A (A)	17,637	132,101
Tile Shop Holdings, Inc. (A)	6,125	38,955
Upbound Group, Inc.	10,185	255,644
Urban Outfitters, Inc. (A)	12,077	876,066
Victoria's Secret & Company (A)	13,114	242,871
Warby Parker, Inc., Class A (A)	18,887	414,192
Winmark Corp.	583	220,147
Zumiez, Inc. (A)	3,458	45,853
		11,042,536
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (A)	22,375	396,038
Carter's, Inc.	6,835	205,939
Ermenegildo Zegna NV	12,464	106,567
Figs, Inc., Class A (A)	17,372	97,978
G-III Apparel Group, Ltd. (A)	7,546	169,030
Hanesbrands, Inc. (A)	67,231	307,918
Kontoor Brands, Inc.	10,509	693,279
Lakeland Industries, Inc.	2,238	30,459
Movado Group, Inc.	2,960	45,140
Oxford Industries, Inc. (B)	2,729	109,842
Rocky Brands, Inc.	1,405	31,177
Steven Madden, Ltd.	13,319	319,390
Superior Group of Companies, Inc.	2,714	27,954
Wolverine World Wide, Inc.	15,480	279,878
		2,820,589
		48,981,582
Consumer staples – 2.2%
Beverages – 0.1%
MGP Ingredients, Inc.	2,709	81,189
National Beverage Corp. (A)	4,769	206,212
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Vita Coco Company, Inc. (A)	7,723	$278,800
		566,201
Consumer staples distribution and retail – 0.5%
Grocery Outlet Holding Corp. (A)	18,221	226,305
Guardian Pharmacy Services, Inc., Class A (A)	2,635	56,152
Ingles Markets, Inc., Class A	2,773	175,753
Natural Grocers by Vitamin Cottage, Inc.	2,574	101,030
PriceSmart, Inc.	4,904	515,116
SpartanNash Company	6,682	177,006
The Andersons, Inc.	6,287	231,047
The Chefs' Warehouse, Inc. (A)	6,949	443,416
United Natural Foods, Inc. (A)	11,532	268,811
Village Super Market, Inc., Class A	1,897	73,035
Weis Markets, Inc. (B)	3,223	233,635
		2,501,306
Food products – 0.9%
Alico, Inc.	1,272	41,569
B&G Foods, Inc. (B)	15,134	64,017
Beyond Meat, Inc. (A)(B)	14,964	52,224
Calavo Growers, Inc.	3,301	87,774
Cal-Maine Foods, Inc.	8,733	870,069
Dole PLC	12,740	178,233
Fresh Del Monte Produce, Inc.	6,275	203,436
J&J Snack Foods Corp.	2,992	339,323
John B Sanfilippo & Son, Inc.	1,476	93,342
Lancaster Colony Corp.	3,815	659,118
Limoneira Company	3,676	57,529
Mama's Creations, Inc. (A)	7,029	58,341
Mission Produce, Inc. (A)	9,494	111,270
Seneca Foods Corp., Class A (A)	886	89,867
SunOpta, Inc. (A)	18,897	109,603
The Hain Celestial Group, Inc. (A)	19,198	29,181
The Simply Good Foods Company (A)	17,809	562,586
Tootsie Roll Industries, Inc.	3,547	118,647
TreeHouse Foods, Inc. (A)	9,568	185,811
Utz Brands, Inc.	13,909	174,558
Vital Farms, Inc. (A)	6,609	254,579
Westrock Coffee Company (A)(B)	7,656	43,869
WK Kellogg Company (B)	11,922	190,037
		4,574,983
Household products – 0.3%
Central Garden & Pet Company (A)	1,057	37,185
Central Garden & Pet Company, Class A (A)	10,824	338,683
Energizer Holdings, Inc.	12,607	254,157
Oil-Dri Corp. of America	1,971	116,269
Spectrum Brands Holdings, Inc.	4,826	255,778
WD-40 Company	2,594	591,665
		1,593,737
Personal care products – 0.3%
Edgewell Personal Care Company	8,943	209,356
Herbalife, Ltd. (A)	19,754	170,279
Interparfums, Inc.	3,476	456,434
Lifevantage Corp.	2,215	28,972
Medifast, Inc. (A)	2,322	32,624
Nature's Sunshine Products, Inc. (A)	2,446	36,176
Nu Skin Enterprises, Inc., Class A	9,428	75,330
Olaplex Holdings, Inc. (A)(B)	28,920	40,488
The Beauty Health Company (A)(B)	23,375	44,646
The Honest Company, Inc. (A)	17,927	91,248

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
USANA Health Sciences, Inc. (A)	2,220	$67,777
		1,253,330
Tobacco – 0.1%
Turning Point Brands, Inc.	3,315	251,178
Universal Corp.	4,600	267,904
		519,082
		11,008,639
Energy – 4.7%
Energy equipment and services – 1.7%
Archrock, Inc.	31,419	780,134
Aris Water Solutions, Inc., Class A	5,959	140,930
Atlas Energy Solutions, Inc. (B)	14,927	199,574
Borr Drilling, Ltd. (A)(B)	43,459	79,530
Bristow Group, Inc. (A)	5,561	183,346
Cactus, Inc., Class A	13,003	568,491
ChampionX Corp.	36,240	900,202
Core Laboratories, Inc.	9,578	110,339
DMC Global, Inc. (A)	4,045	32,603
Expro Group Holdings NV (A)	19,881	170,778
Flowco Holdings, Inc., Class A	3,873	68,978
Forum Energy Technologies, Inc. (A)	2,425	47,215
Helix Energy Solutions Group, Inc. (A)	27,075	168,948
Helmerich & Payne, Inc.	18,276	277,064
Innovex International, Inc. (A)	7,675	119,884
Kodiak Gas Services, Inc.	10,285	352,467
Liberty Energy, Inc.	29,994	344,331
Nabors Industries, Ltd. (A)(B)	2,826	79,185
National Energy Services Reunited Corp. (A)(B)	11,901	71,644
Natural Gas Services Group, Inc. (A)	2,011	51,904
Noble Corp. PLC	23,938	635,554
Oceaneering International, Inc. (A)	18,045	373,892
Oil States International, Inc. (A)	11,547	61,892
Patterson-UTI Energy, Inc.	67,245	398,763
ProPetro Holding Corp. (A)	15,703	93,747
Ranger Energy Services, Inc., Class A	3,886	46,399
RPC, Inc.	18,048	85,367
Seadrill, Ltd. (A)	11,969	314,186
Select Water Solutions, Inc.	18,137	156,704
Solaris Energy Infrastructure, Inc.	7,052	199,501
TETRA Technologies, Inc. (A)	26,154	87,877
Tidewater, Inc. (A)	9,640	444,693
Transocean, Ltd. (A)(B)	142,788	369,821
Valaris, Ltd. (A)	12,107	509,826
		8,525,769
Oil, gas and consumable fuels – 3.0%
Ardmore Shipping Corp.	6,553	62,909
Berry Corp.	16,888	46,780
BKV Corp. (A)	3,407	82,177
California Resources Corp.	12,476	569,779
Calumet, Inc. (A)	13,332	210,046
Centrus Energy Corp., Class A (A)	2,829	518,216
Clean Energy Fuels Corp. (A)	34,875	68,006
CNX Resources Corp. (A)	27,188	915,692
Comstock Resources, Inc. (A)(B)	14,229	393,716
Core Natural Resources, Inc.	10,093	703,886
Crescent Energy Company, Class A	34,115	293,389
CVR Energy, Inc.	5,995	160,966
Delek US Holdings, Inc.	11,726	248,357
DHT Holdings, Inc.	24,271	262,370
Diversified Energy Company PLC	10,789	158,275
Dorian LPG, Ltd.	7,069	172,342
Encore Energy Corp. (A)	36,597	104,667
Energy Fuels, Inc. (A)(B)	40,187	231,075
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Epsilon Energy, Ltd.	4,864	$35,896
Evolution Petroleum Corp. (B)	6,994	32,872
Excelerate Energy, Inc., Class A	4,455	130,621
FLEX LNG, Ltd. (New York Stock Exchange)	5,848	128,539
Gevo, Inc. (A)	45,530	60,100
Golar LNG, Ltd.	19,019	783,393
Granite Ridge Resources, Inc.	11,810	75,230
Green Plains, Inc. (A)	12,688	76,509
Gulfport Energy Corp. (A)	2,899	583,192
Hallador Energy Company (A)	6,051	95,787
HighPeak Energy, Inc. (B)	4,007	39,269
Infinity Natural Resources, Inc., Class A (A)	3,062	56,065
International Seaways, Inc.	7,656	279,291
Kinetik Holdings, Inc.	8,461	372,707
Kosmos Energy, Ltd. (A)	94,140	161,921
Lightbridge Corp. (A)	3,652	48,827
Magnolia Oil & Gas Corp., Class A (B)	35,249	792,398
Murphy Oil Corp. (B)	25,549	574,853
NACCO Industries, Inc., Class A	786	34,828
Navigator Holdings, Ltd.	6,323	89,470
New Fortress Energy, Inc.	33,226	110,310
NextDecade Corp. (A)	25,872	230,520
Nordic American Tankers, Ltd. (B)	39,781	104,624
Northern Oil and Gas, Inc.	17,470	495,275
Par Pacific Holdings, Inc. (A)	10,260	272,198
PBF Energy, Inc., Class A	16,057	347,955
Peabody Energy Corp.	23,187	311,170
REX American Resources Corp. (A)	2,867	139,652
Riley Exploration Permian, Inc.	2,682	70,349
Sable Offshore Corp. (A)	13,155	289,147
SandRidge Energy, Inc.	7,385	79,906
Scorpio Tankers, Inc.	8,261	323,253
SFL Corp., Ltd. (B)	23,349	194,497
Sitio Royalties Corp., Class A	15,180	279,008
SM Energy Company	21,646	534,873
Summit Midstream Corp. (A)	1,956	47,981
Talos Energy, Inc. (A)	23,658	200,620
Teekay Corp., Ltd. (B)	9,891	81,601
Teekay Tankers, Ltd., Class A	4,576	190,911
Uranium Energy Corp. (A)	81,607	554,928
VAALCO Energy, Inc. (B)	21,190	76,496
Vital Energy, Inc. (A)	5,825	93,724
Vitesse Energy, Inc.	5,755	127,128
W&T Offshore, Inc. (B)	21,085	34,790
World Kinect Corp.	10,425	295,549
		15,140,881
		23,666,650
Financials – 18.6%
Banks – 10.1%
1st Source Corp.	3,644	226,183
ACNB Corp.	2,094	89,707
Amalgamated Financial Corp.	4,571	142,615
Amerant Bancorp, Inc.	7,620	138,913
Ameris Bancorp	12,337	798,204
Ames National Corp.	1,851	32,966
Arrow Financial Corp.	3,602	95,165
Associated Banc-Corp.	30,271	738,310
Atlantic Union Bankshares Corp.	27,082	847,125
Axos Financial, Inc. (A)	9,841	748,310
Banc of California, Inc.	25,594	359,596
BancFirst Corp.	4,013	496,087
Bank First Corp.	1,840	216,476
Bank of Hawaii Corp.	7,326	494,725

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Marin Bancorp	3,189	$72,837
Bank7 Corp.	932	38,986
BankUnited, Inc.	13,962	496,908
Bankwell Financial Group, Inc.	1,480	53,324
Banner Corp.	6,303	404,337
Bar Harbor Bankshares	3,219	96,441
BayCom Corp.	2,426	67,224
BCB Bancorp, Inc.	4,324	36,408
Berkshire Hills Bancorp, Inc.	9,198	230,318
Blue Foundry Bancorp (A)	5,214	49,898
Blue Ridge Bankshares, Inc. (A)	13,400	48,106
Bridgewater Bancshares, Inc. (A)	4,343	69,097
Brookline Bancorp, Inc.	17,933	189,193
Burke & Herbert Financial Services Corp.	2,613	156,074
Business First Bancshares, Inc.	5,905	145,558
BV Financial, Inc. (A)	1,986	30,247
Byline Bancorp, Inc.	6,167	164,844
C&F Financial Corp.	651	40,186
Cadence Bank	32,756	1,047,537
California BanCorp (A)	4,398	69,312
Camden National Corp.	3,260	132,291
Capital Bancorp, Inc.	2,590	86,972
Capital City Bank Group, Inc.	3,014	118,601
Capitol Federal Financial, Inc.	24,342	148,486
Carter Bankshares, Inc. (A)	4,800	83,232
Cathay General Bancorp	12,639	575,454
CB Financial Services, Inc.	1,110	31,635
Central Pacific Financial Corp.	5,162	144,691
Chemung Financial Corp.	957	46,386
ChoiceOne Financial Services, Inc.	2,776	79,671
Citizens & Northern Corp.	3,419	64,756
Citizens Financial Services, Inc.	956	56,136
City Holding Company	2,686	328,820
Civista Bancshares, Inc.	3,381	78,439
CNB Financial Corp.	4,933	112,768
Coastal Financial Corp. (A)	2,488	241,013
Colony Bankcorp, Inc.	3,947	65,007
Columbia Financial, Inc. (A)	6,217	90,209
Community Financial System, Inc.	10,085	573,534
Community Trust Bancorp, Inc.	3,268	172,943
Community West Bancshares	3,585	69,943
ConnectOne Bancorp, Inc.	9,242	214,045
Customers Bancorp, Inc. (A)	5,567	327,006
CVB Financial Corp.	24,987	494,493
Dime Community Bancshares, Inc.	7,718	207,923
Eagle Bancorp, Inc.	5,820	113,374
Eagle Financial Services, Inc.	986	30,191
Eastern Bankshares, Inc.	37,233	568,548
Enterprise Bancorp, Inc.	2,094	83,006
Enterprise Financial Services Corp.	6,951	383,000
Equity Bancshares, Inc., Class A	3,186	129,989
Esquire Financial Holdings, Inc.	1,406	133,092
ESSA Bancorp, Inc.	1,689	32,767
Farmers & Merchants Bancorp, Inc.	2,573	65,045
Farmers National Banc Corp.	8,295	114,388
FB Bancorp, Inc. (A)	3,356	37,755
FB Financial Corp.	6,704	303,691
Fidelity D&D Bancorp, Inc.	905	41,630
Financial Institutions, Inc.	4,074	104,620
First Bancorp (North Carolina)	7,720	340,375
First Bancorp (Puerto Rico)	30,097	626,921
First Bank	4,782	73,978
First Busey Corp.	16,278	372,522
First Business Financial Services, Inc.	1,666	84,400
First Commonwealth Financial Corp.	19,803	321,403
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Community Bankshares, Inc.	3,354	$131,376
First Community Corp.	1,597	38,935
First Financial Bancorp	17,584	426,588
First Financial Bankshares, Inc.	25,723	925,514
First Financial Corp.	2,202	119,326
First Financial Northwest, Inc. (A)(C)	1,279	716
First Foundation, Inc. (A)	12,431	63,398
First Internet Bancorp	1,630	43,847
First Interstate BancSystem, Inc., Class A	16,232	467,806
First Merchants Corp.	10,985	420,726
First Mid Bancshares, Inc.	4,264	159,857
First National Corp.	1,699	33,080
First Savings Financial Group, Inc.	1,235	30,924
First United Corp.	1,254	38,887
First Western Financial, Inc. (A)	1,756	39,615
Firstsun Capital Bancorp (A)	2,454	85,277
Five Star Bancorp	3,529	100,718
Flagstar Financial, Inc.	57,995	614,747
Flushing Financial Corp.	6,760	80,309
Franklin Financial Services Corp.	902	31,232
FS Bancorp, Inc.	1,448	57,022
Fulton Financial Corp.	33,494	604,232
FVCBankcorp, Inc. (A)	3,639	42,940
GBank Financial Holdings, Inc. (A)	1,820	64,446
German American Bancorp, Inc.	7,159	275,693
Glacier Bancorp, Inc.	21,641	932,294
Great Southern Bancorp, Inc.	1,775	104,335
Greene County Bancorp, Inc.	1,676	37,241
Guaranty Bancshares, Inc.	1,865	79,151
Hancock Whitney Corp.	15,763	904,796
Hanmi Financial Corp.	5,863	144,699
HarborOne Bancorp, Inc.	8,514	99,444
Hawthorn Bancshares, Inc.	1,249	36,396
HBT Financial, Inc.	3,092	77,949
Heritage Commerce Corp.	11,102	110,243
Heritage Financial Corp.	6,687	159,418
Hilltop Holdings, Inc.	8,849	268,567
Home Bancorp, Inc.	1,479	76,583
Home BancShares, Inc.	35,089	998,633
HomeStreet, Inc. (A)	3,708	48,464
HomeTrust Bancshares, Inc.	3,458	129,364
Hope Bancorp, Inc.	22,773	244,354
Horizon Bancorp, Inc.	8,472	130,299
Independent Bank Corp. (Massachusetts)	7,997	502,891
Independent Bank Corp. (Michigan)	4,213	136,543
International Bancshares Corp.	10,308	686,100
Investar Holding Corp.	2,001	38,659
John Marshall Bancorp, Inc.	2,602	48,215
Kearny Financial Corp.	11,855	76,583
Lakeland Financial Corp.	4,917	302,150
Landmark Bancorp, Inc.	1,095	28,952
LCNB Corp.	2,858	41,527
LINKBANCORP, Inc.	4,534	33,144
Live Oak Bancshares, Inc.	6,782	202,104
Mercantile Bank Corp.	3,192	148,141
Metrocity Bankshares, Inc.	4,457	127,381
Metropolitan Bank Holding Corp. (A)	1,848	129,360
Mid Penn Bancorp, Inc.	3,931	110,854
Middlefield Banc Corp.	1,576	47,453
Midland States Bancorp, Inc.	4,035	69,886
MidWestOne Financial Group, Inc.	4,393	126,387
MVB Financial Corp.	2,713	61,124
National Bank Holdings Corp., Class A	7,166	269,513
National Bankshares, Inc.	1,278	34,762
NB Bancorp, Inc. (A)	6,589	117,680

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NBT Bancorp, Inc.	9,639	$400,500
Nicolet Bankshares, Inc.	2,587	319,443
Northeast Bank	1,423	126,633
Northeast Community Bancorp, Inc.	2,546	59,182
Northfield Bancorp, Inc.	7,843	90,038
Northpointe Bancshares, Inc.	2,307	31,629
Northrim BanCorp, Inc.	1,065	99,322
Northwest Bancshares, Inc.	22,848	291,997
Norwood Financial Corp.	1,550	39,959
Oak Valley Bancorp	1,480	40,315
OceanFirst Financial Corp.	10,959	192,988
OFG Bancorp	8,551	365,983
Old National Bancorp	59,960	1,279,546
Old Point Financial Corp.	854	33,520
Old Second Bancorp, Inc.	8,126	144,155
OP Bancorp	2,671	34,696
Orange County Bancorp, Inc.	2,047	52,894
Origin Bancorp, Inc.	5,866	209,651
Orrstown Financial Services, Inc.	3,660	116,498
Pacific Premier Bancorp, Inc.	18,044	380,548
Park National Corp.	2,822	472,008
Parke Bancorp, Inc.	2,068	42,125
Pathward Financial, Inc.	4,380	346,546
PCB Bancorp	2,637	55,324
Peapack-Gladstone Financial Corp.	3,299	93,197
Penns Woods Bancorp, Inc.	1,521	46,178
Peoples Bancorp, Inc.	6,850	209,199
Peoples Financial Services Corp.	1,863	91,976
Plumas Bancorp	1,188	52,818
Ponce Financial Group, Inc. (A)	4,160	57,574
Preferred Bank	2,248	194,553
Primis Financial Corp.	4,928	53,469
Princeton Bancorp, Inc.	1,032	31,517
Provident Bancorp, Inc. (A)	4,026	50,285
Provident Financial Services, Inc.	24,235	424,840
QCR Holdings, Inc.	3,139	213,138
RBB Bancorp	3,613	62,180
Red River Bancshares, Inc.	976	57,291
Renasant Corp.	17,594	632,152
Republic Bancorp, Inc., Class A	1,724	126,042
Richmond Mutual BanCorp, Inc.	2,092	28,870
Riverview Bancorp, Inc.	5,132	28,226
S&T Bancorp, Inc.	7,528	284,709
Seacoast Banking Corp. of Florida	16,428	453,741
ServisFirst Bancshares, Inc.	9,849	763,396
Shore Bancshares, Inc.	6,498	102,149
Sierra Bancorp	2,782	82,598
Simmons First National Corp., Class A	23,437	444,366
SmartFinancial, Inc.	3,089	104,346
South Plains Financial, Inc.	2,961	106,714
Southern First Bancshares, Inc. (A)	1,747	66,438
Southern Missouri Bancorp, Inc.	1,960	107,369
Southern States Bancshares, Inc.	1,768	64,302
Southside Bancshares, Inc.	5,864	172,578
Stellar Bancorp, Inc.	8,939	250,113
Stock Yards Bancorp, Inc.	5,084	401,534
Texas Capital Bancshares, Inc. (A)	8,500	674,900
The Bancorp, Inc. (A)	8,668	493,816
The Bank of NT Butterfield & Son, Ltd.	8,150	360,882
The First Bancorp, Inc.	2,423	61,568
The Hingham Institution for Savings	291	72,270
Third Coast Bancshares, Inc. (A)	2,519	82,296
Timberland Bancorp, Inc.	1,585	49,452
Tompkins Financial Corp.	2,634	165,231
Towne Bank	13,457	459,960
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TriCo Bancshares	5,986	$242,373
Triumph Financial, Inc. (A)	4,282	235,981
Trustmark Corp.	10,554	384,799
UMB Financial Corp.	13,550	1,424,918
United Bankshares, Inc.	26,404	961,898
United Community Banks, Inc.	22,791	678,944
Unity Bancorp, Inc.	1,545	72,739
Univest Financial Corp.	5,807	174,442
USCB Financial Holdings, Inc.	2,103	34,784
Valley National Bancorp	90,569	808,781
Veritex Holdings, Inc.	9,866	257,503
Virginia National Bankshares Corp.	992	36,704
WaFd, Inc.	15,259	446,784
Washington Trust Bancorp, Inc.	3,876	109,613
WesBanco, Inc.	17,710	560,167
West BanCorp, Inc.	3,578	70,236
Westamerica BanCorp	4,826	233,771
Western New England Bancorp, Inc.	4,892	45,153
WSFS Financial Corp.	10,879	598,345
		51,136,884
Capital markets – 1.7%
Acadian Asset Management, Inc.	5,344	188,323
AlTi Global, Inc. (A)(B)	9,326	38,703
Artisan Partners Asset Management, Inc., Class A	11,733	520,124
BGC Group, Inc., Class A	68,262	698,320
Cohen & Steers, Inc.	5,351	403,198
Diamond Hill Investment Group, Inc.	506	73,527
DigitalBridge Group, Inc.	32,837	339,863
Donnelley Financial Solutions, Inc. (A)	5,071	312,627
Forge Global Holdings, Inc. (A)	2,114	40,251
GCM Grosvenor, Inc., Class A	9,287	107,358
Marex Group PLC	6,158	243,056
Moelis & Company, Class A	14,048	875,471
Open Lending Corp. (A)	21,236	41,198
P10, Inc., Class A	10,838	110,764
Patria Investments, Ltd., Class A	11,816	166,133
Perella Weinberg Partners	11,697	227,156
Piper Sandler Companies	3,295	915,812
PJT Partners, Inc., Class A	4,330	714,493
Silvercrest Asset Management Group, Inc., Class A	2,573	40,808
StepStone Group, Inc., Class A	11,992	665,556
StoneX Group, Inc. (A)	8,625	786,083
Victory Capital Holdings, Inc., Class A	8,389	534,128
Virtus Investment Partners, Inc.	1,225	222,215
Westwood Holdings Group, Inc.	2,235	34,866
WisdomTree, Inc. (B)	22,950	264,155
		8,564,188
Consumer finance – 1.1%
Atlanticus Holdings Corp. (A)	1,078	59,021
Bread Financial Holdings, Inc.	8,828	504,255
Dave, Inc. (A)	1,774	476,159
Encore Capital Group, Inc. (A)	4,529	175,318
Enova International, Inc. (A)	4,620	515,222
FirstCash Holdings, Inc.	7,544	1,019,496
Green Dot Corp., Class A (A)	10,506	113,255
LendingClub Corp. (A)	21,785	262,074
LendingTree, Inc. (A)	2,186	81,035
Medallion Financial Corp.	3,628	34,575
Navient Corp.	13,376	188,602
Nelnet, Inc., Class A	2,655	321,574
NerdWallet, Inc., Class A (A)	8,254	90,546
Oportun Financial Corp. (A)	6,678	47,814
OppFi, Inc. (B)	4,708	65,865

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
PRA Group, Inc. (A)	7,831	$115,507
PROG Holdings, Inc.	7,645	224,381
Regional Management Corp.	1,960	57,252
Upstart Holdings, Inc. (A)	16,076	1,039,796
World Acceptance Corp. (A)	678	111,951
		5,503,698
Financial services – 2.5%
Acacia Research Corp. (A)	9,228	33,036
Alerus Financial Corp.	4,585	99,219
AvidXchange Holdings, Inc. (A)	33,233	325,351
Banco Latinoamericano de Comercio Exterior SA, Class E	5,645	227,494
Burford Capital, Ltd.	37,134	529,531
Cannae Holdings, Inc.	11,384	237,356
Cantaloupe, Inc. (A)	10,603	116,527
Cass Information Systems, Inc.	2,496	108,451
Compass Diversified Holdings	15,629	98,150
Enact Holdings, Inc.	5,570	206,926
Essent Group, Ltd.	18,794	1,141,360
EVERTEC, Inc.	12,450	448,823
Federal Agricultural Mortgage Corp., Class C	1,789	347,567
Flywire Corp. (A)	22,701	265,602
HA Sustainable Infrastructure Capital, Inc. (B)	23,330	626,644
International Money Express, Inc. (A)	5,523	55,727
Jackson Financial, Inc., Class A	13,577	1,205,502
Marqeta, Inc., Class A (A)	74,076	431,863
Merchants Bancorp	5,102	168,723
NCR Atleos Corp. (A)	14,050	400,847
NewtekOne, Inc.	5,274	59,491
NMI Holdings, Inc. (A)	14,845	626,311
Onity Group, Inc. (A)	1,419	54,163
PagSeguro Digital, Ltd., Class A	33,876	326,565
Payoneer Global, Inc. (A)	53,759	368,249
Paysafe, Ltd. (A)	6,406	80,844
Paysign, Inc. (A)	7,106	51,163
PennyMac Financial Services, Inc.	5,554	553,401
Priority Technology Holdings, Inc. (A)	5,101	39,686
Radian Group, Inc.	26,506	954,746
Remitly Global, Inc. (A)	29,677	557,037
Repay Holdings Corp. (A)	15,161	73,076
Security National Financial Corp., Class A (A)	3,164	31,165
Sezzle, Inc. (A)	2,822	505,844
StoneCo, Ltd., Class A (A)	46,338	743,262
TrustCo Bank Corp. NY	3,415	114,129
Velocity Financial, Inc. (A)	2,423	44,922
Walker & Dunlop, Inc.	6,301	444,094
Waterstone Financial, Inc.	4,032	55,682
		12,758,529
Insurance – 2.3%
Ambac Financial Group, Inc. (A)	9,698	68,856
American Coastal Insurance Corp.	4,847	53,899
AMERISAFE, Inc.	3,696	161,626
Bowhead Specialty Holdings, Inc. (A)	3,088	115,893
Citizens, Inc. (A)(B)	10,252	35,779
CNO Financial Group, Inc.	18,642	719,208
Crawford & Company, Class A	3,516	37,199
Donegal Group, Inc., Class A	3,571	71,509
eHealth, Inc. (A)	6,233	27,114
Employers Holdings, Inc.	4,457	210,281
Enstar Group, Ltd. (A)	2,231	750,419
F&G Annuities & Life, Inc.	4,112	131,502
Fidelis Insurance Holdings, Ltd.	11,368	188,481
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Genworth Financial, Inc. (A)	77,360	$601,861
Goosehead Insurance, Inc., Class A	4,559	481,020
Greenlight Capital Re, Ltd., Class A (A)	5,426	77,972
Hamilton Insurance Group, Ltd., Class B (A)	8,600	185,932
HCI Group, Inc.	1,635	248,847
Heritage Insurance Holdings, Inc. (A)	4,232	105,546
Hippo Holdings, Inc. (A)(B)	3,514	98,146
Horace Mann Educators Corp.	7,736	332,416
Investors Title Company	265	55,995
James River Group Holdings, Ltd.	7,315	42,866
Kingstone Companies, Inc. (A)	2,187	33,702
Kingsway Financial Services, Inc. (A)	3,992	54,052
Lemonade, Inc. (A)(B)	10,647	466,445
MBIA, Inc. (A)	10,046	43,600
Mercury General Corp.	5,085	342,424
Oscar Health, Inc., Class A (A)	35,016	750,743
Palomar Holdings, Inc. (A)	5,030	775,878
ProAssurance Corp. (A)	9,772	223,095
Root, Inc., Class A (A)	2,034	260,291
Safety Insurance Group, Inc.	2,809	223,007
Selective Insurance Group, Inc.	11,466	993,529
SelectQuote, Inc. (A)	28,126	66,940
SiriusPoint, Ltd. (A)	19,770	403,110
Skyward Specialty Insurance Group, Inc. (A)	6,806	393,319
Stewart Information Services Corp.	5,236	340,864
The Baldwin Insurance Group, Inc. (A)(B)	13,406	573,911
Tiptree, Inc.	4,807	113,349
Trupanion, Inc. (A)	7,093	392,598
United Fire Group, Inc.	4,189	120,224
Universal Insurance Holdings, Inc.	4,907	136,071
		11,509,519
Mortgage real estate investment trusts – 0.9%
ACRES Commercial Realty Corp. (A)	1,582	28,381
AG Mortgage Investment Trust, Inc.	5,887	44,447
Apollo Commercial Real Estate Finance, Inc.	26,391	255,465
Arbor Realty Trust, Inc.	36,469	390,218
Ares Commercial Real Estate Corp.	10,605	50,586
ARMOUR Residential REIT, Inc.	15,418	259,177
Blackstone Mortgage Trust, Inc., Class A	30,739	591,726
BrightSpire Capital, Inc.	24,768	125,078
Chicago Atlantic Real Estate Finance, Inc.	3,689	51,498
Chimera Investment Corp.	14,881	206,399
Claros Mortgage Trust, Inc.	18,846	53,711
Dynex Capital, Inc.	19,458	237,777
Ellington Financial, Inc.	17,042	221,376
Franklin BSP Realty Trust, Inc.	15,965	170,666
Invesco Mortgage Capital, Inc.	12,715	99,686
KKR Real Estate Finance Trust, Inc.	11,456	100,469
Ladder Capital Corp.	22,877	245,928
MFA Financial, Inc.	19,439	183,893
New York Mortgage Trust, Inc.	17,209	115,300
Nexpoint Real Estate Finance, Inc.	2,108	29,069
Orchid Island Capital, Inc.	20,556	144,098
PennyMac Mortgage Investment Trust	16,461	211,688
Ready Capital Corp.	32,507	142,056
Redwood Trust, Inc.	25,370	149,937
Rithm Property Trust, Inc.	10,168	27,454
Seven Hills Realty Trust	3,506	42,317
TPG RE Finance Trust, Inc.	12,758	98,492
Two Harbors Investment Corp.	19,729	212,481
		4,489,373
		93,962,191

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 15.4%
Biotechnology – 6.9%
4D Molecular Therapeutics, Inc. (A)	8,375	$31,071
89bio, Inc. (A)	24,104	236,701
Abeona Therapeutics, Inc. (A)	8,991	51,069
Absci Corp. (A)(B)	21,436	55,091
ACADIA Pharmaceuticals, Inc. (A)	23,764	512,589
ADC Therapeutics SA (A)	14,551	38,997
ADMA Biologics, Inc. (A)	44,253	805,847
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Agios Pharmaceuticals, Inc. (A)	10,807	359,441
Akebia Therapeutics, Inc. (A)	48,275	175,721
Akero Therapeutics, Inc. (A)	13,384	714,170
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)(B)	11,264	43,141
Alkermes PLC (A)	30,913	884,421
Allogene Therapeutics, Inc. (A)(B)	31,586	35,692
Altimmune, Inc. (A)	14,956	57,880
Amicus Therapeutics, Inc. (A)	53,665	307,500
AnaptysBio, Inc. (A)(B)	3,810	84,582
Anavex Life Sciences Corp. (A)(B)	16,253	149,853
Anika Therapeutics, Inc. (A)	2,997	31,708
Annexon, Inc. (A)	19,295	46,308
Apogee Therapeutics, Inc. (A)	6,153	267,225
Arbutus Biopharma Corp. (A)(B)	31,366	96,921
Arcellx, Inc. (A)	7,016	462,004
Arcturus Therapeutics Holdings, Inc. (A)(B)	5,052	65,727
Arcus Biosciences, Inc. (A)	13,758	111,990
Arcutis Biotherapeutics, Inc. (A)	20,448	286,681
Ardelyx, Inc. (A)	45,633	178,881
ArriVent Biopharma, Inc. (A)(B)	4,724	102,841
Arrowhead Pharmaceuticals, Inc. (A)	23,149	365,754
ARS Pharmaceuticals, Inc. (A)(B)	10,616	185,249
Astria Therapeutics, Inc. (A)	8,731	46,798
aTyr Pharma, Inc. (A)	17,305	87,736
Aura Biosciences, Inc. (A)(B)	8,459	52,953
Aurinia Pharmaceuticals, Inc. (A)	22,782	192,964
Avidity Biosciences, Inc. (A)	21,903	622,045
Avita Medical, Inc. (A)(B)	6,303	33,343
Beam Therapeutics, Inc. (A)(B)	18,376	312,576
Bicara Therapeutics, Inc. (A)(B)	6,761	62,810
BioCryst Pharmaceuticals, Inc. (A)	40,107	359,359
Biohaven, Ltd. (A)	17,459	246,346
Blueprint Medicines Corp. (A)	12,182	1,561,489
Bridgebio Pharma, Inc. (A)	29,837	1,288,362
Candel Therapeutics, Inc. (A)	7,790	39,417
Capricor Therapeutics, Inc. (A)(B)	7,597	75,438
Cardiff Oncology, Inc. (A)(B)	12,370	38,966
CareDx, Inc. (A)	10,447	204,134
Cargo Therapeutics, Inc. (A)(B)	7,726	31,831
Catalyst Pharmaceuticals, Inc. (A)	22,074	479,006
Celcuity, Inc. (A)(B)	6,036	80,581
Celldex Therapeutics, Inc. (A)	12,696	258,364
CG Oncology, Inc. (A)	10,744	279,344
Chinook Therapeutics, Inc. (A)(C)	12,035	16,862
Cidara Therapeutics, Inc. (A)	2,014	98,102
Cogent Biosciences, Inc. (A)	20,723	148,791
Compass Therapeutics, Inc. (A)(B)	18,498	48,095
Corvus Pharmaceuticals, Inc. (A)	10,720	42,880
Crinetics Pharmaceuticals, Inc. (A)	17,334	498,526
CRISPR Therapeutics AG (A)	15,804	768,707
Cullinan Therapeutics, Inc. (A)	10,100	76,053
Cytokinetics, Inc. (A)	22,341	738,147
Day One Biopharmaceuticals, Inc. (A)	14,498	94,237
Denali Therapeutics, Inc. (A)	25,679	359,249
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Design Therapeutics, Inc. (A)	6,850	$23,085
Dianthus Therapeutics, Inc. (A)	3,889	72,452
Disc Medicine, Inc. (A)	4,748	251,454
Dynavax Technologies Corp. (A)	20,388	202,249
Dyne Therapeutics, Inc. (A)	18,087	172,188
Editas Medicine, Inc. (A)(B)	16,238	35,724
Emergent BioSolutions, Inc. (A)	10,396	66,326
Enanta Pharmaceuticals, Inc. (A)	4,145	31,336
Entrada Therapeutics, Inc. (A)	4,957	33,311
Erasca, Inc. (A)	34,311	43,575
Fate Therapeutics, Inc. (A)	22,345	25,026
Fennec Pharmaceuticals, Inc. (A)(B)	5,128	42,562
Geron Corp. (A)	118,248	166,730
Gossamer Bio, Inc. (A)	38,028	46,774
GRAIL, Inc. (A)	5,837	300,139
Heron Therapeutics, Inc. (A)(B)	29,936	61,968
Humacyte, Inc. (A)(B)	24,492	51,188
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	16,228	341,113
ImmunityBio, Inc. (A)(B)	44,366	117,126
Immunome, Inc. (A)(B)	14,339	133,353
Immunovant, Inc. (A)(B)	13,420	214,720
Inhibrx Biosciences, Inc. (A)(B)	2,102	29,996
Inhibrx, Inc. (A)(C)	6,820	4,297
Inmune Bio, Inc. (A)(B)	3,682	8,505
Intellia Therapeutics, Inc. (A)(B)	19,754	185,293
Iovance Biotherapeutics, Inc. (A)(B)	49,877	85,788
iTeos Therapeutics, Inc. (A)	5,923	59,052
Jade Biosciences, Inc.	6,441	64,346
Janux Therapeutics, Inc. (A)	7,587	175,260
KalVista Pharmaceuticals, Inc. (A)	7,671	86,721
Keros Therapeutics, Inc. (A)	6,590	87,977
Krystal Biotech, Inc. (A)	4,729	650,048
Kura Oncology, Inc. (A)	16,196	93,451
Kymera Therapeutics, Inc. (A)(B)	8,999	392,716
Larimar Therapeutics, Inc. (A)(B)	8,766	25,334
Madrigal Pharmaceuticals, Inc. (A)	3,222	975,106
MannKind Corp. (A)	58,656	219,373
MeiraGTx Holdings PLC (A)	8,616	56,176
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
Metsera, Inc. (A)	3,463	98,522
MiMedx Group, Inc. (A)	23,900	146,029
Mineralys Therapeutics, Inc. (A)	7,788	105,372
Mirum Pharmaceuticals, Inc. (A)	8,339	424,372
Monte Rosa Therapeutics, Inc. (A)	9,464	42,683
Myriad Genetics, Inc. (A)	17,898	95,038
Neurogene, Inc. (A)(B)	1,885	28,181
Novavax, Inc. (A)(B)	28,705	180,842
Nurix Therapeutics, Inc. (A)	14,659	166,966
Nuvalent, Inc., Class A (A)	8,220	627,186
Olema Pharmaceuticals, Inc. (A)	11,891	50,656
Organogenesis Holdings, Inc. (A)	13,865	50,746
ORIC Pharmaceuticals, Inc. (A)	8,824	89,564
Oruka Therapeutics, Inc.	5,483	61,464
Palvella Therapeutics, Inc. (A)	1,428	32,187
PDL BioPharma, Inc. (A)(B)(C)	28,581	4,573
Perspective Therapeutics, Inc. (A)	12,304	42,326
Praxis Precision Medicines, Inc. (A)	3,451	145,115
Precigen, Inc. (A)(B)	31,364	44,537
Prime Medicine, Inc. (A)	11,379	28,106
Protagonist Therapeutics, Inc. (A)	11,169	617,311
Prothena Corp. PLC (A)	7,895	47,923
PTC Therapeutics, Inc. (A)	14,842	724,883
Puma Biotechnology, Inc. (A)	8,862	30,397

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Recursion Pharmaceuticals, Inc., Class A (A)(B)	65,043	$329,118
REGENXBIO, Inc. (A)	8,921	73,241
Regulus Therapeutics, Inc. (A)(C)	12,077	14,009
Relay Therapeutics, Inc. (A)	26,393	91,320
Replimune Group, Inc. (A)	12,929	120,110
Rezolute, Inc. (A)	13,316	59,389
Rhythm Pharmaceuticals, Inc. (A)	10,415	658,124
Rigel Pharmaceuticals, Inc. (A)	3,557	66,623
Rocket Pharmaceuticals, Inc. (A)	17,934	43,938
Sage Therapeutics, Inc. (A)	11,117	101,387
Sana Biotechnology, Inc. (A)(B)	26,389	72,042
Savara, Inc. (A)	27,238	62,103
Scholar Rock Holding Corp. (A)	15,550	550,781
SELLAS Life Sciences Group, Inc. (A)	19,464	42,626
Sionna Therapeutics, Inc. (A)	2,531	43,913
Soleno Therapeutics, Inc. (A)	7,679	643,347
Solid Biosciences, Inc. (A)	12,933	62,984
SpringWorks Therapeutics, Inc. (A)	13,873	651,892
Spyre Therapeutics, Inc. (A)(B)	9,655	144,535
Stoke Therapeutics, Inc. (A)	7,953	90,267
Syndax Pharmaceuticals, Inc. (A)	16,872	158,006
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)(B)	14,923	76,406
Taysha Gene Therapies, Inc. (A)(B)	32,222	74,433
Tectonic Therapeutic, Inc. (A)	2,271	45,125
TG Therapeutics, Inc. (A)(B)	27,728	997,931
Tonix Pharmaceuticals Holding Corp. (A)	1,458	52,459
Tourmaline Bio, Inc. (A)	3,782	60,474
Travere Therapeutics, Inc. (A)	16,952	250,890
Twist Bioscience Corp. (A)	11,310	416,095
Tyra Biosciences, Inc. (A)(B)	4,988	47,735
Upstream Bio, Inc. (A)(B)	6,856	75,279
UroGen Pharma, Ltd. (A)(B)	7,141	97,832
Vanda Pharmaceuticals, Inc. (A)	10,998	51,911
Vaxcyte, Inc. (A)	24,138	784,726
Vera Therapeutics, Inc. (A)	9,894	233,103
Veracyte, Inc. (A)	15,073	407,423
Verastem, Inc. (A)(B)	9,041	37,520
Vericel Corp. (A)	9,657	410,905
Verve Therapeutics, Inc. (A)	13,147	147,641
Vir Biotechnology, Inc. (A)	17,725	89,334
Viridian Therapeutics, Inc. (A)	13,489	188,576
Voyager Therapeutics, Inc. (A)	11,228	34,919
Xencor, Inc. (A)	13,924	109,443
Xenon Pharmaceuticals, Inc. (A)	14,709	460,392
XOMA Royalty Corp. (A)	1,739	43,823
Y-mAbs Therapeutics, Inc. (A)(B)	7,684	34,655
Zenas Biopharma, Inc. (A)	3,324	32,210
Zymeworks, Inc. (A)	10,001	125,513
		34,987,797
Health care equipment and supplies – 2.8%
Accuray, Inc. (A)(B)	23,255	31,859
Alphatec Holdings, Inc. (A)	22,326	247,819
AngioDynamics, Inc. (A)	7,745	76,830
Artivion, Inc. (A)	7,401	230,171
AtriCure, Inc. (A)	9,333	305,842
Avanos Medical, Inc. (A)	9,048	110,748
Axogen, Inc. (A)	8,700	94,395
Beta Bionics, Inc. (A)	2,666	38,817
Bioventus, Inc., Class A (A)	9,362	61,976
Butterfly Network, Inc. (A)	37,625	75,250
Ceribell, Inc. (A)	5,026	94,137
Cerus Corp. (A)	39,241	55,330
ClearPoint Neuro, Inc. (A)	5,188	61,945
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CONMED Corp.	5,948	$309,772
Delcath Systems, Inc. (A)	5,911	80,390
Electromed, Inc. (A)	1,500	32,985
Embecta Corp.	11,685	113,228
Enovis Corp. (A)	10,872	340,946
Glaukos Corp. (A)	10,657	1,100,762
Haemonetics Corp. (A)	9,607	716,778
ICU Medical, Inc. (A)	4,609	609,079
Inogen, Inc. (A)	4,921	34,595
Integer Holdings Corp. (A)	6,510	800,535
Integra LifeSciences Holdings Corp. (A)	12,982	159,289
iRadimed Corp.	1,708	102,121
iRhythm Technologies, Inc. (A)	6,084	936,693
Kestra Medical Technologies, Ltd. (A)	2,870	47,585
Lantheus Holdings, Inc. (A)(B)	12,882	1,054,521
LeMaitre Vascular, Inc.	4,007	332,781
LivaNova PLC (A)	10,396	468,028
Merit Medical Systems, Inc. (A)	11,034	1,031,458
Neogen Corp. (A)	42,602	203,638
Neuronetics, Inc. (A)	7,417	25,885
NeuroPace, Inc. (A)	4,837	53,884
Novocure, Ltd. (A)	19,511	347,296
Omnicell, Inc. (A)	9,028	265,423
OraSure Technologies, Inc. (A)	16,331	48,993
Orthofix Medical, Inc. (A)	7,937	88,498
OrthoPediatrics Corp. (A)	3,428	73,633
Outset Medical, Inc. (A)	3,463	66,524
Paragon 28, Inc. (A)(B)(C)	9,242	832
PROCEPT BioRobotics Corp. (A)	10,054	579,110
Pulse Biosciences, Inc. (A)(B)	3,572	53,901
QuidelOrtho Corp. (A)	13,008	374,891
RxSight, Inc. (A)	7,408	96,304
SANUWAVE Health, Inc. (A)	1,404	46,135
Semler Scientific, Inc. (A)(B)	1,623	62,875
SI-BONE, Inc. (A)	7,423	139,701
STAAR Surgical Company (A)(B)	9,682	162,464
Stereotaxis, Inc. (A)	12,354	26,190
Surmodics, Inc. (A)	2,823	83,871
Tactile Systems Technology, Inc. (A)	4,976	50,457
Tandem Diabetes Care, Inc. (A)	12,934	241,090
TransMedics Group, Inc. (A)(B)	6,356	851,768
Treace Medical Concepts, Inc. (A)	9,764	57,412
UFP Technologies, Inc. (A)	1,442	352,079
Utah Medical Products, Inc.	597	33,981
Varex Imaging Corp. (A)	8,155	70,704
Zimvie, Inc. (A)	6,010	56,194
		14,270,398
Health care providers and services – 3.2%
AdaptHealth Corp. (A)	17,760	167,477
Addus HomeCare Corp. (A)	3,453	397,751
agilon health, Inc. (A)	59,788	137,512
Alignment Healthcare, Inc. (A)	24,597	344,358
AMN Healthcare Services, Inc. (A)	7,361	152,152
Ardent Health, Inc. (A)	4,723	64,516
Astrana Health, Inc. (A)	7,958	197,995
Aveanna Healthcare Holdings, Inc. (A)	9,319	48,738
BrightSpring Health Services, Inc. (A)	16,137	380,672
Brookdale Senior Living, Inc. (A)	43,979	306,094
Castle Biosciences, Inc. (A)	5,520	112,718
Clover Health Investments Corp. (A)	77,631	216,590
Community Health Systems, Inc. (A)	25,866	87,944
Concentra Group Holdings Parent, Inc.	22,523	463,298
CorVel Corp. (A)	5,565	571,971
Cross Country Healthcare, Inc. (A)	6,236	81,380
DocGo, Inc. (A)	19,525	30,654

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Enhabit, Inc. (A)	9,559	$92,149
Fulgent Genetics, Inc. (A)	4,123	81,965
GeneDx Holdings Corp. (A)	3,588	331,208
Guardant Health, Inc. (A)	22,799	1,186,460
HealthEquity, Inc. (A)	16,269	1,704,340
Hims & Hers Health, Inc. (A)(B)	36,375	1,813,294
LifeStance Health Group, Inc. (A)	25,912	133,965
Nano-X Imaging, Ltd. (A)(B)	12,658	65,442
National HealthCare Corp.	2,437	260,783
National Research Corp.	2,563	43,058
NeoGenomics, Inc. (A)	25,379	185,520
Nutex Health, Inc. (A)	663	82,537
OPKO Health, Inc. (A)	71,126	93,886
Option Care Health, Inc. (A)	31,383	1,019,320
Owens & Minor, Inc. (A)	14,572	132,605
PACS Group, Inc. (A)	8,717	112,624
Pediatrix Medical Group, Inc. (A)	16,444	235,971
Performant Healthcare, Inc. (A)	14,232	56,928
Premier, Inc., Class A	17,403	381,648
Privia Health Group, Inc. (A)	22,096	508,208
Progyny, Inc. (A)	13,216	290,752
RadNet, Inc. (A)	12,660	720,481
Select Medical Holdings Corp.	21,489	326,203
Surgery Partners, Inc. (A)	14,823	329,515
Talkspace, Inc. (A)	24,173	67,201
The Ensign Group, Inc.	10,644	1,641,943
The Joint Corp. (A)	2,421	27,938
The Oncology Institute, Inc. (A)	11,770	24,129
The Pennant Group, Inc. (A)	6,619	197,577
US Physical Therapy, Inc.	2,864	223,965
Viemed Healthcare, Inc. (A)	6,762	46,725
		16,180,160
Health care technology – 0.5%
Claritev Corp. (A)	1,518	68,507
Definitive Healthcare Corp. (A)	8,288	32,323
Evolent Health, Inc., Class A (A)	22,594	254,408
Health Catalyst, Inc. (A)	14,132	53,278
HealthStream, Inc.	4,933	136,496
LifeMD, Inc. (A)	7,141	97,260
OptimizeRx Corp. (A)	3,480	46,980
Phreesia, Inc. (A)	10,877	309,559
Schrodinger, Inc. (A)	10,864	218,584
Simulations Plus, Inc. (B)	3,453	60,255
Teladoc Health, Inc. (A)	34,050	296,576
TruBridge, Inc. (A)	2,077	48,643
Waystar Holding Corp. (A)	17,376	710,157
		2,333,026
Life sciences tools and services – 0.4%
10X Genomics, Inc., Class A (A)	20,349	235,641
Adaptive Biotechnologies Corp. (A)	28,768	335,147
Azenta, Inc. (A)	7,829	240,977
BioLife Solutions, Inc. (A)	7,381	158,987
Codexis, Inc. (A)	16,795	40,980
CryoPort, Inc. (A)	9,685	72,250
Cytek Biosciences, Inc. (A)	23,649	80,407
Fortrea Holdings, Inc. (A)	17,834	88,100
Lifecore Biomedical, Inc. (A)	5,658	45,943
Maravai LifeSciences Holdings, Inc., Class A (A)(B)	24,729	59,597
MaxCyte, Inc. (A)	21,493	46,855
Mesa Laboratories, Inc.	1,011	95,256
Niagen Bioscience, Inc. (A)	10,197	146,939
OmniAb, Inc. (A)	23,552	40,980
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	789
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	673
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Pacific Biosciences of California, Inc. (A)(B)	54,084	$67,064
Personalis, Inc. (A)	9,807	64,334
Quanterix Corp. (A)(B)	7,614	50,633
Quantum-Si, Inc. (A)	27,582	54,061
Standard BioTools, Inc. (A)	61,123	73,348
		1,998,961
Pharmaceuticals – 1.6%
Aclaris Therapeutics, Inc. (A)	19,210	27,278
Alumis, Inc. (A)(B)	9,563	28,689
Amneal Pharmaceuticals, Inc. (A)	29,264	236,746
Amphastar Pharmaceuticals, Inc. (A)	7,089	162,763
Amylyx Pharmaceuticals, Inc. (A)	13,707	87,862
ANI Pharmaceuticals, Inc. (A)	3,468	226,287
Aquestive Therapeutics, Inc. (A)(B)	17,077	56,525
Arvinas, Inc. (A)	12,818	94,340
Atea Pharmaceuticals, Inc. (A)	17,214	61,970
Avadel Pharmaceuticals PLC (A)(B)	17,300	153,105
Axsome Therapeutics, Inc. (A)	7,722	806,100
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	6,096	180,259
CorMedix, Inc. (A)	12,374	152,448
Edgewise Therapeutics, Inc. (A)	14,055	184,261
Enliven Therapeutics, Inc. (A)(B)	6,313	126,639
Esperion Therapeutics, Inc. (A)(B)	41,753	41,102
Eton Pharmaceuticals, Inc. (A)	5,115	72,889
Evolus, Inc. (A)	10,332	95,158
EyePoint Pharmaceuticals, Inc. (A)	12,007	112,986
Fulcrum Therapeutics, Inc. (A)	10,524	72,405
Harmony Biosciences Holdings, Inc. (A)	8,425	266,230
Harrow, Inc. (A)	6,061	185,103
Indivior PLC (A)	23,258	342,823
Innoviva, Inc. (A)	12,170	244,495
LENZ Therapeutics, Inc. (A)(B)	3,496	102,468
Ligand Pharmaceuticals, Inc. (A)	3,643	414,136
Liquidia Corp. (A)	12,447	155,090
MBX Biosciences, Inc. (A)(B)	3,438	39,228
MediWound, Ltd. (A)(B)	1,678	32,503
Mind Medicine MindMed, Inc. (A)(B)	14,713	95,487
Nuvation Bio, Inc. (A)(B)	49,089	95,724
Ocular Therapeutix, Inc. (A)	27,036	250,894
Omeros Corp. (A)(B)	11,405	34,215
Pacira BioSciences, Inc. (A)	8,861	211,778
Phathom Pharmaceuticals, Inc. (A)(B)	8,197	78,609
Phibro Animal Health Corp., Class A	3,943	100,704
Poseida Therapeutics, Inc. (A)(B)(C)	13,765	6,883
Prestige Consumer Healthcare, Inc. (A)	9,379	748,913
Rapport Therapeutics, Inc. (A)	3,595	40,875
scPharmaceuticals, Inc. (A)(B)	7,931	30,217
Septerna, Inc. (A)	4,224	44,648
SIGA Technologies, Inc.	8,053	52,506
Supernus Pharmaceuticals, Inc. (A)	10,308	324,908
Tarsus Pharmaceuticals, Inc. (A)	7,437	301,273
Terns Pharmaceuticals, Inc. (A)	14,387	53,664
Theravance Biopharma, Inc. (A)(B)	8,222	90,689
Third Harmonic Bio, Inc. (A)	5,239	28,448
Trevi Therapeutics, Inc. (A)	15,007	82,088
WaVe Life Sciences, Ltd. (A)	21,793	141,655
Xeris Biopharma Holdings, Inc. (A)	29,142	136,093
Zevra Therapeutics, Inc. (A)(B)	10,819	95,315
		7,823,352
		77,593,694

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 16.4%
Aerospace and defense – 1.5%
AAR Corp. (A)	6,811	$468,529
AeroVironment, Inc. (A)	5,392	1,536,450
AerSale Corp. (A)	6,700	40,267
Archer Aviation, Inc., Class A (A)	104,096	1,129,442
Astronics Corp. (A)	5,891	197,231
Byrna Technologies, Inc. (A)(B)	3,487	107,679
Cadre Holdings, Inc.	5,510	175,494
Ducommun, Inc. (A)	2,666	220,292
Eve Holding, Inc. (A)(B)	10,455	71,721
Intuitive Machines, Inc. (A)	20,944	227,661
Kratos Defense & Security Solutions, Inc. (A)	28,987	1,346,446
Mercury Systems, Inc. (A)	9,948	535,799
Moog, Inc., Class A	5,335	965,475
National Presto Industries, Inc.	1,036	101,487
Park Aerospace Corp.	3,829	56,554
Redwire Corp. (A)	6,518	106,243
Satellogic, Inc., Class A (A)	13,526	48,964
Triumph Group, Inc. (A)	14,323	368,817
V2X, Inc. (A)	3,332	161,769
		7,866,320
Air freight and logistics – 0.1%
Forward Air Corp. (A)(B)	4,359	106,970
Hub Group, Inc., Class A	11,245	375,920
Radiant Logistics, Inc. (A)	8,366	50,865
		533,755
Building products – 1.3%
American Woodmark Corp. (A)	2,793	149,062
Apogee Enterprises, Inc.	4,156	168,734
AZZ, Inc.	5,659	534,662
CSW Industrials, Inc.	3,096	888,026
Gibraltar Industries, Inc. (A)	5,702	336,418
Griffon Corp.	7,382	534,235
Insteel Industries, Inc.	3,585	133,398
Janus International Group, Inc. (A)	26,351	214,497
JELD-WEN Holding, Inc. (A)	18,088	70,905
Masterbrand, Inc. (A)	24,486	267,632
Quanex Building Products Corp.	9,172	173,351
Resideo Technologies, Inc. (A)	28,300	624,298
Tecnoglass, Inc. (B)	4,651	359,801
UFP Industries, Inc.	11,458	1,138,467
Zurn Elkay Water Solutions Corp.	28,569	1,044,768
		6,638,254
Commercial services and supplies – 1.8%
ABM Industries, Inc.	11,759	555,142
ACCO Brands Corp.	18,727	67,043
ACV Auctions, Inc., Class A (A)	32,152	521,505
BrightView Holdings, Inc. (A)	11,789	196,287
Casella Waste Systems, Inc., Class A (A)	11,979	1,382,137
CECO Environmental Corp. (A)	5,662	160,291
Cimpress PLC (A)	2,943	138,321
CoreCivic, Inc. (A)	20,631	434,695
Deluxe Corp.	8,430	134,121
Driven Brands Holdings, Inc. (A)	11,670	204,925
Ennis, Inc.	4,975	90,247
Enviri Corp. (A)	14,815	128,594
Healthcare Services Group, Inc. (A)	14,112	212,103
HNI Corp.	8,747	430,177
Interface, Inc.	11,336	237,262
Liquidity Services, Inc. (A)	4,590	108,278
MillerKnoll, Inc.	12,931	251,120
Montrose Environmental Group, Inc. (A)	6,380	139,658
OPENLANE, Inc. (A)	20,371	498,071
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Perma-Fix Environmental Services, Inc. (A)	3,802	$39,997
Pitney Bowes, Inc.	35,048	382,374
Quad/Graphics, Inc.	6,242	35,267
Steelcase, Inc., Class A	16,129	168,225
The Brink's Company	8,221	734,053
The GEO Group, Inc. (A)	26,115	625,454
UniFirst Corp.	2,896	545,085
Vestis Corp.	22,546	129,189
VSE Corp.	3,878	507,940
		9,057,561
Construction and engineering – 2.1%
Ameresco, Inc., Class A (A)	6,284	95,454
Arcosa, Inc.	9,256	802,588
Argan, Inc.	2,543	560,681
Bowman Consulting Group, Ltd. (A)	2,886	82,973
Centuri Holdings, Inc. (A)	3,460	77,642
Concrete Pumping Holdings, Inc.	4,954	30,467
Construction Partners, Inc., Class A (A)	8,955	951,737
Dycom Industries, Inc. (A)	5,341	1,305,287
Fluor Corp. (A)	31,873	1,634,129
Granite Construction, Inc. (B)	8,273	773,608
Great Lakes Dredge & Dock Corp. (A)	12,909	157,361
IES Holdings, Inc. (A)(B)	1,730	512,478
Limbach Holdings, Inc. (A)	2,042	286,084
Matrix Service Company (A)	5,453	73,670
MYR Group, Inc. (A)	2,945	534,370
NWPX Infrastructure, Inc. (A)	1,942	79,641
Orion Group Holdings, Inc. (A)	7,392	67,045
Primoris Services Corp.	10,287	801,769
Sterling Infrastructure, Inc. (A)	5,692	1,313,315
Tutor Perini Corp. (A)	8,515	398,332
		10,538,631
Electrical equipment – 1.5%
Allient, Inc.	2,819	102,358
American Superconductor Corp. (A)	7,324	268,718
Amprius Technologies, Inc. (A)	18,156	76,437
Array Technologies, Inc. (A)	29,051	171,401
Atkore, Inc.	6,548	461,961
Bloom Energy Corp., Class A (A)(B)	39,141	936,253
EnerSys	7,459	639,758
Enovix Corp. (A)(B)	31,693	327,706
Eos Energy Enterprises, Inc. (A)(B)	42,829	219,284
Fluence Energy, Inc. (A)(B)	14,927	100,160
Hyliion Holdings Corp. (A)	27,480	36,274
KULR Technology Group, Inc. (A)(B)	6,419	45,767
LSI Industries, Inc.	5,480	93,215
NANO Nuclear Energy, Inc. (A)(B)	5,116	176,451
NEXTracker, Inc., Class A (A)	27,085	1,472,611
NuScale Power Corp. (A)	24,205	957,550
Plug Power, Inc. (A)	175,849	262,015
Powell Industries, Inc. (B)	1,836	386,386
Power Solutions International, Inc. (A)	1,270	82,144
Preformed Line Products Company	485	77,508
Shoals Technologies Group, Inc., Class A (A)	32,457	137,942
SunPower Corp. (A)(C)	18,631	0
Sunrun, Inc. (A)	40,166	328,558
T1 Energy, Inc. (A)(B)	22,657	27,868
Thermon Group Holdings, Inc. (A)	6,447	181,032
Vicor Corp. (A)	4,548	206,297
		7,775,654
Ground transportation – 0.4%
ArcBest Corp.	4,370	336,534

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Covenant Logistics Group, Inc.	3,196	$77,056
FTAI Infrastructure, Inc.	19,005	117,261
Heartland Express, Inc.	10,566	91,290
Hertz Global Holdings, Inc. (A)(B)	22,771	155,526
Marten Transport, Ltd.	12,202	158,504
Proficient Auto Logistics, Inc. (A)	4,869	35,349
RXO, Inc. (A)	31,216	490,716
Universal Logistics Holdings, Inc. (B)	1,382	35,075
Werner Enterprises, Inc.	11,346	310,427
		1,807,738
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	4,814	150,197
Machinery – 3.7%
3D Systems Corp. (A)	28,538	43,949
Alamo Group, Inc.	1,949	425,623
Albany International Corp., Class A	5,707	400,232
Astec Industries, Inc.	4,432	184,770
Atmus Filtration Technologies, Inc.	15,790	575,072
Blue Bird Corp. (A)(B)	6,152	265,520
Chart Industries, Inc. (A)	8,615	1,418,460
Columbus McKinnon Corp.	5,770	88,108
Douglas Dynamics, Inc.	4,393	129,462
Energy Recovery, Inc. (A)	10,462	133,704
Enerpac Tool Group Corp.	10,394	421,581
Enpro, Inc.	4,024	770,797
ESCO Technologies, Inc.	4,944	948,605
Federal Signal Corp.	11,420	1,215,316
Franklin Electric Company, Inc.	7,564	678,793
Gencor Industries, Inc. (A)	2,346	32,844
Graham Corp. (A)	2,089	103,426
Helios Technologies, Inc.	6,414	214,035
Hillenbrand, Inc.	13,639	273,735
Hillman Solutions Corp. (A)	38,473	274,697
Hyster-Yale, Inc.	2,329	92,648
JBT Marel Corp.	9,951	1,196,707
Kadant, Inc. (B)	2,232	708,548
Kennametal, Inc.	14,430	331,313
LB Foster Company, Class A (A)	1,781	38,950
Lindsay Corp.	2,082	300,329
Luxfer Holdings PLC	5,602	68,232
Mayville Engineering Company, Inc. (A)	3,021	48,215
Microvast Holdings, Inc. (A)	38,212	138,710
Miller Industries, Inc.	2,129	94,655
Mueller Water Products, Inc., Class A	29,707	714,156
Omega Flex, Inc.	914	29,595
Palladyne AI Corp. (A)	4,968	43,023
Park-Ohio Holdings Corp.	1,859	33,202
Proto Labs, Inc. (A)	4,588	183,704
REV Group, Inc.	9,804	466,572
Richtech Robotics, Inc., Class B (A)(B)	13,620	26,559
SPX Technologies, Inc. (A)	8,694	1,457,810
Standex International Corp.	2,274	355,836
Tennant Company	3,546	274,744
Terex Corp.	12,329	575,641
The Gorman-Rupp Company	4,237	155,583
The Greenbrier Companies, Inc.	5,781	266,215
The Manitowoc Company, Inc. (A)	6,687	80,378
The Shyft Group, Inc.	6,463	81,046
Titan International, Inc. (A)	9,565	98,233
Trinity Industries, Inc.	15,529	419,438
Wabash National Corp.	8,289	88,112
Watts Water Technologies, Inc., Class A	5,195	1,277,399
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Worthington Enterprises, Inc.	6,107	$388,649
		18,632,931
Marine transportation – 0.2%
Costamare, Inc.	8,714	79,385
Genco Shipping & Trading, Ltd.	7,450	97,372
Golden Ocean Group, Ltd.	19,332	141,510
Himalaya Shipping, Ltd. (A)(B)	6,273	36,195
Matson, Inc.	6,178	687,920
Pangaea Logistics Solutions, Ltd.	6,331	29,756
Safe Bulkers, Inc.	12,130	43,789
		1,115,927
Passenger airlines – 0.5%
Allegiant Travel Company (A)	2,773	152,376
Blade Air Mobility, Inc. (A)	13,033	52,523
Frontier Group Holdings, Inc. (A)(B)	16,957	61,554
JetBlue Airways Corp. (A)	61,830	261,541
Joby Aviation, Inc. (A)(B)	88,434	932,979
SkyWest, Inc. (A)	7,669	789,677
Sun Country Airlines Holdings, Inc. (A)	9,821	115,397
		2,366,047
Professional services – 2.0%
Acuren Corp. (A)	20,581	227,214
Alight, Inc., Class A	81,331	460,333
Asure Software, Inc. (A)	4,722	46,087
Barrett Business Services, Inc.	4,757	198,319
BlackSky Technology, Inc. (A)(B)	5,456	112,284
CBIZ, Inc. (A)	10,009	717,745
Conduent, Inc. (A)	29,559	78,036
CRA International, Inc.	1,271	238,147
CSG Systems International, Inc.	5,262	343,661
Exponent, Inc.	9,718	726,032
First Advantage Corp. (A)	15,293	254,017
Franklin Covey Company (A)	2,482	56,639
Heidrick & Struggles International, Inc.	3,951	180,798
Huron Consulting Group, Inc. (A)	3,255	447,693
IBEX Holdings, Ltd. (A)	2,067	60,150
ICF International, Inc.	3,503	296,739
Innodata, Inc. (A)	5,804	297,281
Insperity, Inc.	6,909	415,369
Kelly Services, Inc., Class A	6,325	74,066
Kforce, Inc.	3,518	144,695
Korn Ferry	9,778	717,021
Legalzoom.com, Inc. (A)	21,406	190,727
Maximus, Inc.	10,774	756,335
Mistras Group, Inc. (A)	3,608	28,900
NV5 Global, Inc. (A)	11,267	260,155
Planet Labs PBC (A)	41,156	251,052
Resolute Holdings Management, Inc. (A)	898	28,619
Resources Connection, Inc.	7,105	38,154
Spire Global, Inc. (A)	5,492	65,355
TriNet Group, Inc.	5,722	418,507
TrueBlue, Inc. (A)	6,251	40,506
Upwork, Inc. (A)	23,718	318,770
Verra Mobility Corp. (A)	30,472	773,684
Willdan Group, Inc. (A)	2,677	167,339
WNS Holdings, Ltd. (A)	7,734	489,098
		9,919,527
Trading companies and distributors – 1.3%
Alta Equipment Group, Inc. (B)	4,607	29,116
BlueLinx Holdings, Inc. (A)	1,478	109,934
Boise Cascade Company	7,225	627,275
Custom Truck One Source, Inc. (A)(B)	12,214	60,337
Distribution Solutions Group, Inc. (A)	2,254	61,917
DNOW, Inc. (A)	20,687	306,788

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
DXP Enterprises, Inc. (A)	2,499	$219,037
GATX Corp.	6,835	1,049,583
Global Industrial, Inc.	3,199	86,405
GMS, Inc. (A)	7,341	798,334
Herc Holdings, Inc.	6,233	820,824
Hudson Technologies, Inc. (A)	7,578	61,533
Karat Packaging, Inc.	1,535	43,226
McGrath RentCorp	4,725	547,911
MRC Global, Inc. (A)	16,443	225,434
NPK International, Inc. (A)	15,744	133,981
Rush Enterprises, Inc., Class A	11,763	605,912
Rush Enterprises, Inc., Class B	1,932	101,391
Titan Machinery, Inc. (A)	4,065	80,528
Transcat, Inc. (A)	1,772	152,321
Willis Lease Finance Corp.	699	99,803
Xometry, Inc., Class A (A)	8,369	282,789
		6,504,379
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)	4,432	43,301
		82,950,222
Information technology – 14.1%
Communications equipment – 0.7%
ADTRAN Holdings, Inc. (A)	14,443	129,554
Applied Optoelectronics, Inc. (A)(B)	10,277	264,016
Aviat Networks, Inc. (A)	2,371	57,023
BK Technologies Corp. (A)	568	26,770
Calix, Inc. (A)	11,221	596,845
Clearfield, Inc. (A)	2,270	98,541
CommScope Holding Company, Inc. (A)	40,766	337,542
Digi International, Inc. (A)	6,983	243,427
Extreme Networks, Inc. (A)	25,131	451,101
Harmonic, Inc. (A)	21,805	206,493
NETGEAR, Inc. (A)	5,342	155,292
NetScout Systems, Inc. (A)	13,534	335,779
Ribbon Communications, Inc. (A)	19,287	77,341
Viasat, Inc. (A)	21,731	317,273
Viavi Solutions, Inc. (A)	42,537	428,348
		3,725,345
Electronic equipment, instruments and components – 3.4%
908 Devices, Inc. (A)	5,659	40,349
Advanced Energy Industries, Inc.	7,179	951,218
Aeva Technologies, Inc. (A)(B)	5,892	222,659
Arlo Technologies, Inc. (A)	19,192	325,496
Badger Meter, Inc.	5,652	1,384,457
Bel Fuse, Inc., Class B	2,204	215,309
Belden, Inc.	7,503	868,847
Benchmark Electronics, Inc.	6,841	265,636
Climb Global Solutions, Inc.	760	81,252
CTS Corp.	5,681	242,067
Daktronics, Inc. (A)(B)	8,056	121,807
ePlus, Inc. (A)	5,041	363,456
Evolv Technologies Holdings, Inc. (A)	22,416	139,876
Fabrinet (A)	6,891	2,030,640
FARO Technologies, Inc. (A)	3,680	161,626
Frequency Electronics, Inc.	1,465	33,270
Insight Enterprises, Inc. (A)	5,276	728,536
Itron, Inc. (A)	8,638	1,137,020
Kimball Electronics, Inc. (A)	5,035	96,823
Knowles Corp. (A)	16,574	292,034
Methode Electronics, Inc.	6,803	64,697
MicroVision, Inc. (A)(B)	49,241	56,135
Mirion Technologies, Inc. (A)	40,131	864,020
Napco Security Technologies, Inc.	6,752	200,467
Neonode, Inc. (A)	2,072	52,836
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
nLight, Inc. (A)	9,431	$185,602
Novanta, Inc. (A)	6,861	884,589
OSI Systems, Inc. (A)	3,067	689,646
Ouster, Inc. (A)	9,757	236,607
PAR Technology Corp. (A)(B)	7,655	531,027
PC Connection, Inc.	2,209	145,308
Plexus Corp. (A)	5,105	690,758
Powerfleet, Inc. (A)	24,061	103,703
Red Cat Holdings, Inc. (A)	14,390	104,759
Rogers Corp. (A)	3,513	240,570
Sanmina Corp. (A)	9,933	971,745
ScanSource, Inc. (A)	4,200	175,602
TTM Technologies, Inc. (A)	19,230	784,969
Vishay Intertechnology, Inc.	23,020	365,558
Vishay Precision Group, Inc. (A)(B)	2,545	71,515
Vuzix Corp. (A)(B)	12,910	37,697
		17,160,188
IT services – 0.5%
Applied Digital Corp. (A)(B)	33,830	340,668
ASGN, Inc. (A)	8,164	407,629
Backblaze, Inc., Class A (A)	10,892	59,906
BigBear.ai Holdings, Inc. (A)(B)	55,382	376,044
BigCommerce Holdings, Inc., Series 1 (A)	13,160	65,800
Couchbase, Inc. (A)	8,282	201,915
DigitalOcean Holdings, Inc. (A)	12,360	353,002
Fastly, Inc., Class A (A)	26,495	187,055
Grid Dynamics Holdings, Inc. (A)	12,979	149,907
Information Services Group, Inc.	8,457	40,594
The Hackett Group, Inc.	5,206	132,337
TSS, Inc. (A)(B)	3,518	101,424
Unisys Corp. (A)	13,577	61,504
		2,477,785
Semiconductors and semiconductor equipment – 2.7%
ACM Research, Inc., Class A (A)	9,647	249,857
Aehr Test Systems (A)(B)	5,553	71,800
Aeluma, Inc. (A)	1,923	31,480
Alpha & Omega Semiconductor, Ltd. (A)	4,822	123,733
Ambarella, Inc. (A)	7,774	513,589
Atomera, Inc. (A)	5,948	29,978
Axcelis Technologies, Inc. (A)	6,122	426,642
CEVA, Inc. (A)	4,574	100,537
Cohu, Inc. (A)	8,744	168,235
Credo Technology Group Holding, Ltd. (A)	27,973	2,590,020
Diodes, Inc. (A)	8,806	465,749
FormFactor, Inc. (A)	14,829	510,266
Ichor Holdings, Ltd. (A)	6,678	131,156
Impinj, Inc. (A)	4,951	549,908
Indie Semiconductor, Inc., Class A (A)(B)	37,673	134,116
Kopin Corp. (A)	29,862	45,689
Kulicke & Soffa Industries, Inc.	9,780	338,388
MaxLinear, Inc. (A)	15,852	225,257
Navitas Semiconductor Corp. (A)	25,853	169,337
NVE Corp.	983	72,359
PDF Solutions, Inc. (A)	6,420	137,260
Penguin Solutions, Inc. (A)(B)	10,315	204,340
Photronics, Inc. (A)	11,557	217,618
Power Integrations, Inc.	10,798	603,608
Rambus, Inc. (A)	20,546	1,315,355
Rigetti Computing, Inc. (A)	54,037	640,879
Semtech Corp. (A)	16,642	751,220
Silicon Laboratories, Inc. (A)	6,141	904,938
SiTime Corp. (A)	3,758	800,755
SkyWater Technology, Inc. (A)(B)	5,249	51,650
Synaptics, Inc. (A)	7,416	480,705

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ultra Clean Holdings, Inc. (A)	8,579	$193,628
Veeco Instruments, Inc. (A)	10,630	216,002
		13,466,054
Software – 6.2%
8x8, Inc. (A)	26,669	52,271
A10 Networks, Inc.	14,127	273,357
ACI Worldwide, Inc. (A)	20,106	923,066
Adeia, Inc.	21,054	297,704
Agilysys, Inc. (A)	4,947	567,124
Airship AI Holdings, Inc. (A)(B)	3,965	23,354
Alarm.com Holdings, Inc. (A)	8,998	509,017
Alkami Technology, Inc. (A)	13,100	394,834
Amplitude, Inc., Class A (A)	17,087	211,879
Appian Corp., Class A (A)	7,589	226,608
Arteris, Inc. (A)	5,879	56,027
Asana, Inc., Class A (A)	18,004	243,054
AvePoint, Inc. (A)	25,531	493,004
Bit Digital, Inc. (A)	35,249	77,195
Bitdeer Technologies Group, Class A (A)	17,225	197,743
Blackbaud, Inc. (A)	7,354	472,200
Blackline, Inc. (A)(B)	10,046	568,805
Blend Labs, Inc., Class A (A)	40,844	134,785
Box, Inc., Class A (A)	26,758	914,321
Braze, Inc., Class A (A)	14,673	412,311
c3.ai, Inc., Class A (A)	23,132	568,353
Cerence, Inc. (A)	8,532	87,112
Cipher Mining, Inc. (A)(B)	50,853	243,077
CleanSpark, Inc. (A)(B)	52,982	584,391
Clear Secure, Inc., Class A	15,982	443,660
Clearwater Analytics Holdings, Inc., Class A (A)	47,030	1,031,368
CommVault Systems, Inc. (A)	8,432	1,469,951
Consensus Cloud Solutions, Inc. (A)	3,793	87,467
Core Scientific, Inc. (A)	52,765	900,699
CoreCard Corp. (A)	1,212	35,112
Daily Journal Corp. (A)	241	101,762
Digimarc Corp. (A)(B)	3,471	45,852
Digital Turbine, Inc. (A)	19,643	115,894
Domo, Inc., Class B (A)	6,828	95,387
D-Wave Quantum, Inc. (A)	55,014	805,405
E2open Parent Holdings, Inc. (A)	36,641	118,350
EverCommerce, Inc. (A)(B)	3,546	37,233
Five9, Inc. (A)	14,573	385,893
Freshworks, Inc., Class A (A)	38,967	580,998
Hut 8 Corp. (A)	18,035	335,451
i3 Verticals, Inc., Class A (A)(B)	4,633	127,315
Intapp, Inc. (A)	10,594	546,862
InterDigital, Inc.	4,934	1,106,351
Jamf Holding Corp. (A)	13,537	128,737
Kaltura, Inc. (A)	17,230	34,632
Life360, Inc. (A)(B)	3,104	202,536
LiveRamp Holdings, Inc. (A)	12,386	409,233
MARA Holdings, Inc. (A)(B)	66,228	1,038,415
MeridianLink, Inc. (A)	6,491	105,349
Mitek Systems, Inc. (A)	8,594	85,081
N-able, Inc. (A)	14,496	117,418
NCR Voyix Corp. (A)(B)	26,503	310,880
NextNav, Inc. (A)	16,998	258,370
Olo, Inc., Class A (A)	22,368	199,075
ON24, Inc. (A)	6,032	32,754
OneSpan, Inc.	6,905	115,244
Ooma, Inc. (A)	5,510	71,079
Pagaya Technologies, Ltd., Class A (A)(B)	8,092	172,521
PagerDuty, Inc. (A)	16,238	248,117
Porch Group, Inc. (A)	15,500	182,745
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp.	8,132	$519,147
PROS Holdings, Inc. (A)	8,537	133,689
Q2 Holdings, Inc. (A)	11,838	1,107,918
Qualys, Inc. (A)	6,946	992,375
Rapid7, Inc. (A)	12,254	283,435
Red Violet, Inc.	2,260	111,192
ReposiTrak, Inc. (B)	2,267	44,547
Rezolve AI PLC (A)(B)	17,569	54,025
Rimini Street, Inc. (A)	9,837	37,085
Riot Platforms, Inc. (A)	63,115	713,200
Sapiens International Corp. NV	6,240	182,520
SEMrush Holdings, Inc., Class A (A)	9,082	82,192
SoundHound AI, Inc., Class A (A)(B)	69,941	750,467
SoundThinking, Inc. (A)	2,170	28,329
Sprinklr, Inc., Class A (A)	21,398	181,027
Sprout Social, Inc., Class A (A)	9,999	209,079
SPS Commerce, Inc. (A)	7,260	988,013
Telos Corp. (A)	11,827	37,492
Tenable Holdings, Inc. (A)	22,854	772,008
TeraWulf, Inc. (A)(B)	51,038	223,546
Varonis Systems, Inc. (A)	21,004	1,065,953
Verint Systems, Inc. (A)	11,868	233,444
Vertex, Inc., Class A (A)	12,454	440,062
Viant Technology, Inc., Class A (A)(B)	3,240	42,865
Weave Communications, Inc. (A)	11,391	94,773
Workiva, Inc. (A)	9,599	657,052
Xperi, Inc. (A)	8,953	70,818
Yext, Inc. (A)	20,285	172,423
Zeta Global Holdings Corp., Class A (A)	36,037	558,213
		31,401,677
Technology hardware, storage and peripherals – 0.6%
CompoSecure, Inc., Class A (A)	8,506	119,850
Corsair Gaming, Inc. (A)	9,163	86,407
Diebold Nixdorf, Inc. (A)	4,891	270,961
Eastman Kodak Company (A)(B)	12,657	71,512
Immersion Corp.	5,663	44,624
IonQ, Inc. (A)	45,290	1,946,111
Quantum Computing, Inc. (A)(B)	22,033	422,373
Turtle Beach Corp. (A)	2,881	39,844
Xerox Holdings Corp. (B)	22,659	119,413
		3,121,095
		71,352,144
Materials – 3.6%
Chemicals – 1.6%
AdvanSix, Inc.	5,234	124,308
Arq, Inc. (A)	6,670	35,818
ASP Isotopes, Inc. (A)	11,003	80,982
Aspen Aerogels, Inc. (A)	13,050	77,256
Avient Corp.	17,600	568,656
Balchem Corp.	6,264	997,229
Cabot Corp.	10,313	773,475
Ecovyst, Inc. (A)	21,113	173,760
Flotek Industries, Inc. (A)	2,880	42,509
Ginkgo Bioworks Holdings, Inc. (A)	7,577	85,241
Hawkins, Inc.	3,735	530,744
HB Fuller Company	10,377	624,177
Ingevity Corp. (A)	7,024	302,664
Innospec, Inc.	4,794	403,127
Intrepid Potash, Inc. (A)	2,268	81,036
Koppers Holdings, Inc.	3,792	121,913
Kronos Worldwide, Inc.	5,235	32,457
LSB Industries, Inc. (A)	10,868	84,770
Mativ Holdings, Inc.	10,937	74,590
Minerals Technologies, Inc.	6,118	336,918

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Orion SA	10,931	$114,666
Perimeter Solutions, Inc. (A)	26,728	372,054
PureCycle Technologies, Inc. (A)(B)	24,913	341,308
Quaker Chemical Corp.	2,666	298,432
Rayonier Advanced Materials, Inc. (A)	12,684	48,833
Sensient Technologies Corp.	8,075	795,549
Stepan Company	4,157	226,889
The Chemours Company	29,060	332,737
Tronox Holdings PLC	23,332	118,293
		8,200,391
Construction materials – 0.2%
Knife River Corp. (A)	10,905	890,284
Titan America SA (A)	5,388	67,242
United States Lime & Minerals, Inc.	2,130	212,574
		1,170,100
Containers and packaging – 0.2%
Ardagh Metal Packaging SA	27,361	117,105
Greif, Inc., Class A	4,660	302,853
Greif, Inc., Class B	1,008	69,562
Myers Industries, Inc.	7,209	104,458
O-I Glass, Inc. (A)	29,241	431,012
Ranpak Holdings Corp. (A)	10,046	35,864
TriMas Corp.	6,393	182,904
		1,243,758
Metals and mining – 1.5%
1911 Gold Corp. (A)	5,045	868
Alpha Metallurgical Resources, Inc. (A)	2,248	252,855
Ascent Industries Company (A)	2,291	28,890
Caledonia Mining Corp. PLC	3,597	69,494
Century Aluminum Company (A)	10,060	181,281
Coeur Mining, Inc. (A)	122,368	1,084,180
Commercial Metals Company	21,459	1,049,560
Compass Minerals International, Inc. (A)	6,708	134,764
Constellium SE (A)	27,292	362,984
Contango ORE, Inc. (A)	1,826	35,570
Dakota Gold Corp. (A)	18,102	66,796
Ferroglobe PLC	23,759	87,196
Hecla Mining Company	115,223	690,186
Idaho Strategic Resources, Inc. (A)	2,715	35,512
Ivanhoe Electric, Inc. (A)(B)	17,082	154,934
Kaiser Aluminum Corp.	3,064	244,814
MAC Copper, Ltd. (A)	13,992	169,163
Materion Corp.	4,000	317,480
Metallus, Inc. (A)	7,227	111,368
NioCorp Developments, Ltd. (A)	11,249	26,210
Novagold Resources, Inc. (A)	48,666	199,044
Olympic Steel, Inc.	1,940	63,225
Pan American Silver Corp., CVR (A)	88,114	21,588
Perpetua Resources Corp. (A)	9,034	109,673
Radius Recycling, Inc.	5,368	159,376
Ramaco Resources, Inc., Class A	7,122	93,583
Ryerson Holding Corp.	5,309	114,515
SSR Mining, Inc. (A)	39,171	499,039
SunCoke Energy, Inc.	16,307	140,077
Tredegar Corp. (A)	5,494	48,347
United States Antimony Corp. (A)	18,173	39,617
US Gold Corp. (A)	2,610	31,842
Vox Royalty Corp.	11,014	34,804
Warrior Met Coal, Inc.	9,986	457,658
Worthington Steel, Inc.	6,441	192,135
		7,308,628
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,087	84,090
Magnera Corp. (A)	6,509	78,629
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Resolute Forest Products, Inc. (A)(C)	9,238	$13,118
Sylvamo Corp.	6,533	327,303
		503,140
		18,426,017
Real estate – 5.9%
Diversified REITs – 0.6%
Alexander & Baldwin, Inc.	14,776	263,456
Alpine Income Property Trust, Inc.	3,169	46,616
American Assets Trust, Inc.	10,097	199,416
Armada Hoffler Properties, Inc.	14,617	100,419
Broadstone Net Lease, Inc.	35,782	574,301
CTO Realty Growth, Inc.	5,941	102,542
Essential Properties Realty Trust, Inc.	37,463	1,195,444
Gladstone Commercial Corp.	8,691	124,542
Global Net Lease, Inc.	37,640	284,182
Modiv Industrial, Inc.	2,136	30,075
NexPoint Diversified Real Estate Trust	7,624	31,945
One Liberty Properties, Inc.	4,321	103,099
		3,056,037
Health care REITs – 0.9%
American Healthcare REIT, Inc.	30,311	1,113,626
CareTrust REIT, Inc.	35,873	1,097,714
Community Healthcare Trust, Inc.	5,223	86,858
Diversified Healthcare Trust	43,472	155,630
Global Medical REIT, Inc.	13,520	93,694
LTC Properties, Inc.	8,436	291,970
National Health Investors, Inc.	8,788	616,215
Sabra Health Care REIT, Inc.	44,937	828,638
Sila Realty Trust, Inc.	10,595	250,784
Universal Health Realty Income Trust	2,613	104,442
		4,639,571
Hotel and resort REITs – 0.6%
Apple Hospitality REIT, Inc.	40,986	478,307
Braemar Hotels & Resorts, Inc.	12,238	29,983
Chatham Lodging Trust	8,473	59,057
DiamondRock Hospitality Company	38,371	293,922
Pebblebrook Hotel Trust	21,912	218,901
RLJ Lodging Trust	26,904	195,861
Ryman Hospitality Properties, Inc.	11,093	1,094,546
Service Properties Trust	30,647	73,246
Summit Hotel Properties, Inc.	20,457	104,126
Sunstone Hotel Investors, Inc.	37,027	321,394
Xenia Hotels & Resorts, Inc.	19,363	243,393
		3,112,736
Industrial REITs – 0.4%
Industrial Logistics Properties Trust	10,904	49,613
Innovative Industrial Properties, Inc.	5,288	292,003
LXP Industrial Trust	56,639	467,838
Plymouth Industrial REIT, Inc.	8,072	129,636
Terreno Realty Corp.	19,332	1,083,945
		2,023,035
Office REITs – 0.7%
Brandywine Realty Trust	33,653	144,371
City Office REIT, Inc.	9,220	49,235
COPT Defense Properties	21,495	592,832
Douglas Emmett, Inc.	30,375	456,840
Easterly Government Properties, Inc.	7,216	160,195
Empire State Realty Trust, Inc., Class A	26,809	216,885
Franklin Street Properties Corp.	18,269	29,961
Hudson Pacific Properties, Inc. (A)	61,611	168,814
JBG SMITH Properties	14,093	243,809
NET Lease Office Properties (A)	2,844	92,572
Paramount Group, Inc. (A)	36,311	221,497

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Peakstone Realty Trust	7,239	$95,627
Piedmont Realty Trust, Inc.	23,511	171,395
Postal Realty Trust, Inc., Class A	4,486	66,079
SL Green Realty Corp.	13,633	843,883
		3,553,995
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	20,573	74,474
Compass, Inc., Class A (A)	87,256	547,968
Cushman & Wakefield PLC (A)	44,013	487,224
Douglas Elliman, Inc. (A)	14,806	34,350
eXp World Holdings, Inc. (B)	15,174	138,083
Forestar Group, Inc. (A)	3,917	78,340
FRP Holdings, Inc. (A)	2,569	69,080
Kennedy-Wilson Holdings, Inc.	24,275	165,070
Marcus & Millichap, Inc.	5,002	153,611
Maui Land & Pineapple Company, Inc. (A)	1,578	28,704
Newmark Group, Inc., Class A	25,163	305,730
RE/MAX Holdings, Inc., Class A (A)	4,007	32,777
Redfin Corp. (A)	23,813	266,467
Seaport Entertainment Group, Inc. (A)	1,668	31,258
Tejon Ranch Company (A)(B)	4,721	80,068
The Real Brokerage, Inc. (A)	20,796	93,790
The RMR Group, Inc., Class A	3,231	52,827
The St. Joe Company	7,272	346,874
		2,986,695
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A	26,483	229,078
BRT Apartments Corp.	2,552	39,913
Centerspace	3,222	193,932
Elme Communities	16,795	267,041
Independence Realty Trust, Inc.	44,010	778,537
NexPoint Residential Trust, Inc.	4,525	150,773
UMH Properties, Inc.	15,366	257,995
Veris Residential, Inc.	15,147	225,539
		2,142,808
Retail REITs – 1.2%
Acadia Realty Trust	25,352	470,787
Alexander's, Inc.	461	103,873
CBL & Associates Properties, Inc.	3,442	87,392
Curbline Properties Corp.	18,840	430,117
FrontView REIT, Inc.	3,617	43,404
Getty Realty Corp.	10,051	277,810
InvenTrust Properties Corp.	14,982	410,507
Kite Realty Group Trust	41,574	941,651
NETSTREIT Corp.	15,617	264,396
Phillips Edison & Company, Inc.	23,956	839,179
Saul Centers, Inc.	2,713	92,622
SITE Centers Corp.	9,814	110,996
Tanger, Inc.	21,076	644,504
The Macerich Company	48,304	781,559
Urban Edge Properties	24,541	457,935
Whitestone REIT	8,548	106,679
		6,063,411
Specialized REITs – 0.5%
Farmland Partners, Inc.	8,010	92,195
Four Corners Property Trust, Inc.	19,267	518,475
Gladstone Land Corp.	7,272	73,956
Outfront Media, Inc.	26,095	425,870
PotlatchDeltic Corp.	14,818	568,567
Safehold, Inc.	10,760	167,426
Smartstop Self Storage REIT, Inc.	5,173	187,418
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Uniti Group, Inc. (A)	45,742	$197,605
		2,231,512
		29,809,800
Utilities – 3.1%
Electric utilities – 1.1%
ALLETE, Inc.	10,886	697,466
Genie Energy, Ltd., B Shares	4,234	113,810
Hawaiian Electric Industries, Inc. (A)	33,392	354,957
MGE Energy, Inc.	7,125	630,135
Oklo, Inc. (A)	19,605	1,097,684
Otter Tail Corp.	7,374	568,462
Portland General Electric Company	20,650	839,010
TXNM Energy, Inc.	17,561	989,036
		5,290,560
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A	23,069	959,670
Chesapeake Utilities Corp.	4,421	531,493
New Jersey Resources Corp.	19,026	852,745
Northwest Natural Holding Company	7,725	306,837
ONE Gas, Inc.	11,295	811,659
RGC Resources, Inc.	1,772	39,657
Southwest Gas Holdings, Inc.	12,297	914,774
Spire, Inc.	10,849	791,869
		5,208,704
Independent power and renewable electricity producers – 0.2%
Montauk Renewables, Inc. (A)(B)	12,923	28,689
Ormat Technologies, Inc.	11,591	970,862
		999,551
Multi-utilities – 0.4%
Avista Corp.	15,040	570,768
Black Hills Corp.	13,452	754,657
Northwestern Energy Group, Inc.	11,609	595,542
Unitil Corp.	3,317	172,982
		2,093,949
Water utilities – 0.4%
American States Water Company	7,344	562,991
Cadiz, Inc. (A)(B)	12,356	36,944
California Water Service Group	11,517	523,793
Consolidated Water Company, Ltd.	3,057	91,771
Global Water Resources, Inc.	3,608	36,766
H2O America	6,030	313,379
Middlesex Water Company	3,558	192,772
Pure Cycle Corp. (A)	4,446	47,661
The York Water Company	3,159	99,824
		1,905,901
		15,498,665
TOTAL COMMON STOCKS (Cost $403,746,454)		$486,087,003
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	1,637	13,358
TOTAL RIGHTS (Cost $6,384)		$13,358
WARRANTS – 0.0%
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	2,955	2
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	441
TOTAL WARRANTS (Cost $0)		$443

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.9%
Short-term funds – 4.9%
John Hancock Collateral Trust, 4.2596% (E)(F)	2,456,554	$24,571,428
TOTAL SHORT-TERM INVESTMENTS (Cost $24,571,728)		$24,571,428
Total Investments (Small Cap Index Trust) (Cost $428,324,566) – 101.1%		$510,672,232
Other assets and liabilities, net – (1.1%)		(5,651,714)
TOTAL NET ASSETS – 100.0%		$505,020,518
Small Cap Index Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $7,741,754.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	179	Long	Sep 2025	$19,407,005	$19,615,715	$208,710
						$208,710

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 3.9%
Diversified telecommunication services – 0.7%
ATN International, Inc.	1,281	$20,816
Bandwidth, Inc., Class A (A)	2,329	37,031
Frontier Communications Parent, Inc. (A)	11,194	407,462
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Global, Ltd., Class A (A)	15,913	159,289
Liberty Global, Ltd., Class C (A)	11,560	119,184
Liberty Latin America, Ltd., Class A (A)(C)	4,204	25,644
Liberty Latin America, Ltd., Class C (A)	13,964	86,856
Shenandoah Telecommunications Company	6,437	87,929
Sunrise Communications AG, Class A, ADR (A)	2,408	136,172
		1,080,383
Entertainment – 0.2%
Liberty Media Corp.-Liberty Live, Series A (A)	94	7,471
Liberty Media Corp.-Liberty Live, Series C (A)	89	7,223
Lionsgate Studios Corp. (A)	3,261	18,946
Sphere Entertainment Company (A)(C)	2,847	119,005
Starz Entertainment Corp. (A)	217	3,487
The Marcus Corp.	4,627	78,011
Vivid Seats, Inc., Class A (A)(C)	4,064	6,868
		241,011
Interactive media and services – 0.4%
Angi, Inc. (A)	4,966	75,781
Bumble, Inc., Class A (A)	15,466	101,921
Cars.com, Inc. (A)	5,933	70,306
DHI Group, Inc. (A)	5,212	15,480
TripAdvisor, Inc. (A)	4,579	59,756
TrueCar, Inc. (A)	8,052	15,299
Vimeo, Inc. (A)	6,100	24,644
Yelp, Inc. (A)	2,397	82,145
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Ziff Davis, Inc. (A)	3,608	$109,214
ZoomInfo Technologies, Inc. (A)	17,541	177,515
		732,061
Media – 2.2%
Advantage Solutions, Inc. (A)	9,240	12,197
AMC Networks, Inc., Class A (A)	2,542	15,938
Boston Omaha Corp., Class A (A)	2,031	28,515
Cable One, Inc.	528	71,708
DoubleVerify Holdings, Inc. (A)	6,704	100,359
EchoStar Corp., Class A (A)	3,901	108,058
Entravision Communications Corp., Class A	5,075	11,774
Gannett Company, Inc. (A)	16,874	60,409
Gray Media, Inc.	6,546	29,653
Integral Ad Science Holding Corp. (A)	12,847	106,759
John Wiley & Sons, Inc., Class A	3,198	142,727
Liberty Broadband Corp., Series A (A)	2,267	221,758
Liberty Broadband Corp., Series C (A)	10,545	1,037,417
Magnite, Inc. (A)	13,065	315,128
National CineMedia, Inc.	5,768	27,946
Nexstar Media Group, Inc.	2,524	436,526
Paramount Global, Class B	9,137	117,867
PubMatic, Inc., Class A (A)	1,567	19,493
Scholastic Corp.	3,690	77,416
Sinclair, Inc.	1,410	19,486
Sirius XM Holdings, Inc.	8,717	200,229
TEGNA, Inc.	14,274	239,232
The EW Scripps Company, Class A (A)	5,843	17,178
The Interpublic Group of Companies, Inc.	10,260	251,165
Urban One, Inc., Class D (A)	3,100	1,956
WideOpenWest, Inc. (A)	1,042	4,231
		3,675,125
Wireless telecommunication services – 0.4%
Spok Holdings, Inc.	2,056	36,350

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Telephone & Data Systems, Inc.	9,503	$338,117
United States Cellular Corp. (A)	4,082	261,126
		635,593
		6,364,173
Consumer discretionary – 14.9%
Automobile components – 2.7%
Adient PLC (A)	10,493	204,194
American Axle & Manufacturing Holdings, Inc. (A)	12,966	52,901
Aptiv PLC (A)	8,940	609,887
Autoliv, Inc.	1,667	186,537
BorgWarner, Inc.	22,841	764,717
Cooper-Standard Holdings, Inc. (A)	1,311	28,187
Dana, Inc.	13,642	233,960
Dorman Products, Inc. (A)	2,751	337,465
Fox Factory Holding Corp. (A)	3,760	97,534
Gentherm, Inc. (A)	1,109	31,374
Holley, Inc. (A)	3,597	7,194
LCI Industries	2,008	183,110
Lear Corp.	4,812	457,044
Mobileye Global, Inc., Class A (A)(C)	8,711	156,624
Motorcar Parts of America, Inc. (A)	1,585	17,752
Patrick Industries, Inc.	3,625	334,479
PHINIA, Inc.	4,248	188,994
Standard Motor Products, Inc.	2,401	73,759
Stoneridge, Inc. (A)	1,672	11,771
Strattec Security Corp. (A)	1,138	70,795
The Goodyear Tire & Rubber Company (A)	28,079	291,179
Visteon Corp. (A)	1,571	146,574
		4,486,031
Automobiles – 0.5%
Harley-Davidson, Inc.	12,576	296,794
Thor Industries, Inc.	4,767	423,357
Winnebago Industries, Inc.	3,280	95,120
		815,271
Broadline retail – 0.4%
Dillard's, Inc., Class A (C)	442	184,681
Kohl's Corp. (C)	13,005	110,282
Macy's, Inc.	28,501	332,322
		627,285
Distributors – 0.2%
A-Mark Precious Metals, Inc.	3,502	77,674
LKQ Corp.	7,080	262,031
Weyco Group, Inc.	1,316	43,639
		383,344
Diversified consumer services – 1.0%
ADT, Inc.	47,674	403,799
Adtalem Global Education, Inc. (A)	1,003	127,612
American Public Education, Inc. (A)	2,320	70,667
Carriage Services, Inc.	798	36,501
Chegg, Inc. (A)	7,137	8,636
Graham Holdings Company, Class B	268	253,574
Laureate Education, Inc. (A)	10,302	240,861
Lincoln Educational Services Corp. (A)	1,100	25,355
Matthews International Corp., Class A	3,440	82,250
Mister Car Wash, Inc. (A)	9,339	56,127
Perdoceo Education Corp.	6,614	216,212
Strategic Education, Inc.	2,056	175,027
		1,696,621
Hotels, restaurants and leisure – 1.2%
Aramark	7,485	313,397
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Ark Restaurants Corp. (A)	64	$584
Biglari Holdings, Inc., Class A (A)	3	4,201
Biglari Holdings, Inc., Class B (A)	145	42,370
BJ's Restaurants, Inc. (A)	2,850	127,110
Caesars Entertainment, Inc. (A)	9,191	260,932
Cracker Barrel Old Country Store, Inc. (C)	1,259	76,900
El Pollo Loco Holdings, Inc. (A)	2,613	28,769
First Watch Restaurant Group, Inc. (A)	5,499	88,204
Global Business Travel Group I (A)	6,183	38,953
Golden Entertainment, Inc.	1,315	38,700
Hilton Grand Vacations, Inc. (A)	5,843	242,660
Krispy Kreme, Inc. (C)	15,398	44,808
Marriott Vacations Worldwide Corp.	3,104	224,450
MGM Resorts International (A)	1,723	59,254
Monarch Casino & Resort, Inc.	504	43,566
Penn Entertainment, Inc. (A)	9,680	172,982
Portillo's, Inc., Class A (A)(C)	2,351	27,436
Pursuit Attractions and Hospitality, Inc. (A)	368	10,609
RCI Hospitality Holdings, Inc.	396	15,096
Target Hospitality Corp. (A)	3,167	22,549
		1,883,530
Household durables – 3.3%
Bassett Furniture Industries, Inc.	1,234	18,757
Beazer Homes USA, Inc. (A)	3,203	71,651
Cavco Industries, Inc. (A)	295	128,157
Century Communities, Inc.	3,460	194,867
Champion Homes, Inc. (A)	3,390	212,248
Cricut, Inc., Class A	2,477	16,769
Dream Finders Homes, Inc., Class A (A)(C)	1,861	46,767
Ethan Allen Interiors, Inc.	3,592	100,037
Flexsteel Industries, Inc.	817	29,437
GoPro, Inc., Class A (A)	10,155	7,690
Green Brick Partners, Inc. (A)	2,414	151,792
Helen of Troy, Ltd. (A)	1,240	35,191
Hooker Furnishings Corp.	1,821	19,266
Hovnanian Enterprises, Inc., Class A (A)	292	30,529
KB Home	4,725	250,283
La-Z-Boy, Inc.	4,577	170,127
Legacy Housing Corp. (A)	1,610	36,483
LGI Homes, Inc. (A)	2,578	132,819
Lifetime Brands, Inc.	2,931	14,948
M/I Homes, Inc. (A)	1,752	196,434
Meritage Homes Corp.	4,502	301,499
Mohawk Industries, Inc. (A)	5,688	596,330
Newell Brands, Inc.	42,806	231,152
Taylor Morrison Home Corp. (A)	10,987	674,822
The Lovesac Company (A)	1,272	23,150
Toll Brothers, Inc.	9,028	1,030,366
Traeger, Inc. (A)	3,184	5,445
Tri Pointe Homes, Inc. (A)	10,989	351,099
Universal Electronics, Inc. (A)	745	4,932
Whirlpool Corp.	2,459	249,392
		5,332,439
Leisure products – 0.7%
American Outdoor Brands, Inc. (A)	1,873	19,573
Brunswick Corp.	4,333	239,355
Escalade, Inc.	2,119	29,624
Funko, Inc., Class A (A)	2,763	13,152
JAKKS Pacific, Inc.	482	10,016
Johnson Outdoors, Inc., Class A	934	28,272
Latham Group, Inc. (A)	3,937	25,118
Malibu Boats, Inc., Class A (A)	1,546	48,452
MasterCraft Boat Holdings, Inc. (A)(C)	617	11,464
Mattel, Inc. (A)	20,739	408,973

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Outdoor Holding Company (A)	4,648	$5,949
Polaris, Inc.	3,274	133,088
Smith & Wesson Brands, Inc.	5,955	51,689
Solo Brands, Inc., Class A (A)	2,350	705
Sturm Ruger & Company, Inc.	255	9,155
Topgolf Callaway Brands Corp. (A)	16,634	133,904
		1,168,489
Specialty retail – 3.9%
1-800-Flowers.com, Inc., Class A (A)(C)	3,196	15,724
Abercrombie & Fitch Company, Class A (A)	1,293	107,125
Academy Sports & Outdoors, Inc.	9,168	410,818
Advance Auto Parts, Inc. (C)	5,328	247,699
American Eagle Outfitters, Inc.	24,907	239,605
America's Car-Mart, Inc. (A)	565	31,663
Arko Corp.	2,615	11,061
Asbury Automotive Group, Inc. (A)	1,739	414,821
AutoNation, Inc. (A)	2,932	582,442
Caleres, Inc.	3,065	37,454
Citi Trends, Inc. (A)	367	12,254
Designer Brands, Inc., Class A (C)	2,923	6,957
Destination XL Group, Inc. (A)	2,471	2,743
Duluth Holdings, Inc., Class B (A)	1,106	2,323
Five Below, Inc. (A)	737	96,680
Foot Locker, Inc. (A)(C)	6,590	161,455
Genesco, Inc. (A)	1,311	25,814
Group 1 Automotive, Inc.	690	301,330
GrowGeneration Corp. (A)	2,529	2,365
Guess?, Inc.	7,810	94,423
Haverty Furniture Companies, Inc.	1,613	32,825
Lands' End, Inc. (A)(C)	2,354	25,211
Lithia Motors, Inc.	2,347	792,864
MarineMax, Inc. (A)	3,082	77,481
Monro, Inc.	3,278	48,875
National Vision Holdings, Inc. (A)	9,562	220,022
OneWater Marine, Inc., Class A (A)	531	7,110
Penske Automotive Group, Inc.	1,758	302,042
Petco Health & Wellness Company, Inc. (A)	8,896	25,176
PetMed Express, Inc. (A)	654	2,171
Sally Beauty Holdings, Inc. (A)	8,532	79,006
Shoe Carnival, Inc.	3,686	68,965
Signet Jewelers, Ltd.	4,587	364,896
Sonic Automotive, Inc., Class A	2,092	167,214
Sportsman's Warehouse Holdings, Inc. (A)	3,273	11,292
The Cato Corp., Class A	1,957	5,499
The Gap, Inc.	27,734	604,879
The ODP Corp. (A)	4,617	83,706
Upbound Group, Inc.	4,529	113,678
Urban Outfitters, Inc. (A)	5,096	369,664
Victoria's Secret & Company (A)	4,144	76,747
Zumiez, Inc. (A)	1,822	24,160
		6,308,239
Textiles, apparel and luxury goods – 1.0%
Capri Holdings, Ltd. (A)	3,344	59,189
Carter's, Inc.	3,145	94,759
Columbia Sportswear Company	3,185	194,540
Crocs, Inc. (A)	1,904	192,837
Culp, Inc. (A)	334	1,313
Figs, Inc., Class A (A)	3,836	21,635
Fossil Group, Inc. (A)	3,231	4,782
G-III Apparel Group, Ltd. (A)	5,446	121,990
Lakeland Industries, Inc.	1,110	15,107
Movado Group, Inc.	1,758	26,810
Oxford Industries, Inc.	1,341	53,975
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Peace Mark Holdings, Ltd. (A)(B)	464,000	$0
PVH Corp.	6,608	453,309
Rocky Brands, Inc.	802	17,796
Steven Madden, Ltd.	3,578	85,800
Superior Group of Companies, Inc.	663	6,829
Under Armour, Inc., Class A (A)	22,489	153,600
Under Armour, Inc., Class C (A)	17,114	111,070
Unifi, Inc. (A)	2,453	12,805
Vera Bradley, Inc. (A)	2,034	4,495
		1,632,641
		24,333,890
Consumer staples – 5.7%
Beverages – 0.6%
MGP Ingredients, Inc.	571	17,113
Molson Coors Beverage Company, Class B	19,880	956,018
The Boston Beer Company, Inc., Class A (A)	492	93,879
		1,067,010
Consumer staples distribution and retail – 0.8%
Grocery Outlet Holding Corp. (A)(C)	11,732	145,711
Ingles Markets, Inc., Class A	3,213	203,640
Performance Food Group Company (A)	638	55,806
PriceSmart, Inc.	2,309	242,537
SpartanNash Company	4,523	119,814
The Andersons, Inc.	3,985	146,449
United Natural Foods, Inc. (A)	7,086	165,175
Village Super Market, Inc., Class A	685	26,373
Walgreens Boots Alliance, Inc.	2,273	26,094
Weis Markets, Inc.	2,494	180,790
		1,312,389
Food products – 3.7%
Alico, Inc.	650	21,242
B&G Foods, Inc. (C)	5,104	21,590
Bunge Global SA	11,959	960,070
Calavo Growers, Inc.	1,494	39,725
Cal-Maine Foods, Inc.	3,931	391,646
Conagra Brands, Inc.	31,703	648,960
Darling Ingredients, Inc. (A)	14,442	547,929
Dole PLC	8,043	112,522
Farmer Brothers Company (A)	1,069	1,465
Flowers Foods, Inc.	10,081	161,094
Fresh Del Monte Produce, Inc.	5,560	180,255
Ingredion, Inc.	4,520	613,002
J&J Snack Foods Corp.	740	83,923
John B Sanfilippo & Son, Inc.	462	29,217
Limoneira Company	726	11,362
Mission Produce, Inc. (A)	6,987	81,888
Pilgrim's Pride Corp.	6,100	274,378
Post Holdings, Inc. (A)	2,899	316,078
Seaboard Corp.	91	260,369
Seneca Foods Corp., Class A (A)	675	68,465
The Campbell's Company	11,573	354,712
The Hain Celestial Group, Inc. (A)	4,728	7,187
The J.M. Smucker Company	2,941	288,806
The Simply Good Foods Company (A)	10,381	327,936
Tootsie Roll Industries, Inc.	761	25,455
TreeHouse Foods, Inc. (A)	5,848	113,568
Utz Brands, Inc.	4,321	54,229
		5,997,073
Household products – 0.4%
Central Garden & Pet Company (A)	1,833	64,485
Central Garden & Pet Company, Class A (A)	4,521	141,462

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Oil-Dri Corp. of America	1,062	$62,647
Reynolds Consumer Products, Inc.	11,270	241,403
Spectrum Brands Holdings, Inc.	2,271	120,363
		630,360
Personal care products – 0.1%
Coty, Inc., Class A (A)	1,388	6,454
Edgewell Personal Care Company	6,385	149,473
Natural Alternatives International, Inc. (A)	200	656
Nature's Sunshine Products, Inc. (A)	1,118	16,535
Nu Skin Enterprises, Inc., Class A	2,988	23,874
The Honest Company, Inc. (A)	3,767	19,174
USANA Health Sciences, Inc. (A)	1,639	50,039
		266,205
Tobacco – 0.1%
Universal Corp.	2,089	121,663
		9,394,700
Energy – 9.3%
Energy equipment and services – 2.1%
Archrock, Inc.	8,226	204,252
Atlas Energy Solutions, Inc. (C)	4,723	63,147
Borr Drilling, Ltd. (A)	7,383	13,511
Bristow Group, Inc. (A)	2,707	89,250
Cactus, Inc., Class A	1,520	66,454
Core Laboratories, Inc.	3,240	37,325
DMC Global, Inc. (A)	1,495	12,050
Expro Group Holdings NV (A)	7,270	62,449
Forum Energy Technologies, Inc. (A)	377	7,340
Geospace Technologies Corp. (A)	516	7,358
Gulf Island Fabrication, Inc. (A)	3,019	20,076
Helix Energy Solutions Group, Inc. (A)	15,979	99,709
Helmerich & Payne, Inc.	10,203	154,677
Innovex International, Inc. (A)	4,094	63,948
Kodiak Gas Services, Inc.	4,848	166,141
Liberty Energy, Inc.	17,241	197,927
Nabors Industries, Ltd. (A)	530	14,851
National Energy Services Reunited Corp. (A)	3,276	19,722
Natural Gas Services Group, Inc. (A)	2,299	59,337
Noble Corp. PLC	8,341	221,454
NOV, Inc.	27,434	341,005
Oceaneering International, Inc. (A)	5,206	107,868
Oil States International, Inc. (A)	4,041	21,660
Patterson-UTI Energy, Inc.	44,990	266,791
ProPetro Holding Corp. (A)	12,321	73,556
Ranger Energy Services, Inc., Class A	1,141	13,624
RPC, Inc.	18,302	86,568
SEACOR Marine Holdings, Inc. (A)	2,432	12,403
Seadrill, Ltd. (A)	5,319	139,624
Select Water Solutions, Inc.	9,501	82,089
TETRA Technologies, Inc. (A)	4,641	15,594
Tidewater, Inc. (A)	2,637	121,645
Transocean, Ltd. (A)	59,579	154,310
Valaris, Ltd. (A)	5,291	222,804
Weatherford International PLC	2,483	124,920
		3,365,439
Oil, gas and consumable fuels – 7.2%
Amplify Energy Corp. (A)	1,500	4,800
Antero Resources Corp. (A)	11,542	464,912
APA Corp.	34,160	624,786
Ardmore Shipping Corp.	3,297	31,651
Berry Corp.	5,062	14,022
California Resources Corp.	7,754	354,125
Chord Energy Corp.	2,859	276,894
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Civitas Resources, Inc.	8,282	$227,921
Clean Energy Fuels Corp. (A)	20,254	39,495
CNX Resources Corp. (A)	18,640	627,795
Comstock Resources, Inc. (A)	12,510	346,152
Core Natural Resources, Inc.	4,560	318,014
Crescent Energy Company, Class A	23,094	198,608
CVR Energy, Inc.	6,035	162,040
Delek US Holdings, Inc.	5,041	106,768
DHT Holdings, Inc.	14,515	156,907
Dorian LPG, Ltd.	5,467	133,285
DT Midstream, Inc.	3,839	421,944
Evolution Petroleum Corp.	1,700	7,990
FutureFuel Corp.	4,276	16,591
Granite Ridge Resources, Inc.	5,668	36,105
Green Plains, Inc. (A)	3,377	20,363
Gulfport Energy Corp. (A)	922	185,479
Hallador Energy Company (A)	1,635	25,882
HF Sinclair Corp.	19,315	793,460
International Seaways, Inc.	5,151	187,908
Kosmos Energy, Ltd. (A)	16,832	28,951
Magnolia Oil & Gas Corp., Class A	16,854	378,878
Matador Resources Company	11,287	538,616
Murphy Oil Corp.	16,753	376,943
NACCO Industries, Inc., Class A	700	31,017
Nordic American Tankers, Ltd.	20,225	53,192
Northern Oil and Gas, Inc.	9,425	267,199
Ovintiv, Inc.	20,547	781,813
PBF Energy, Inc., Class A	14,195	307,606
Peabody Energy Corp.	17,164	230,341
Permian Resources Corp.	63,180	860,512
Range Resources Corp.	14,736	599,313
REX American Resources Corp. (A)	1,888	91,964
Riley Exploration Permian, Inc.	1,631	42,781
SandRidge Energy, Inc.	3,343	36,171
Scorpio Tankers, Inc.	6,270	245,345
SFL Corp., Ltd.	12,426	103,509
Sitio Royalties Corp., Class A	4,926	90,540
SM Energy Company	11,859	293,036
Talos Energy, Inc. (A)	16,487	139,810
Teekay Corp., Ltd.	7,202	59,417
Teekay Tankers, Ltd., Class A	4,448	185,571
VAALCO Energy, Inc.	6,882	24,844
Vitesse Energy, Inc. (C)	1,343	29,667
World Kinect Corp.	7,679	217,700
		11,798,633
		15,164,072
Financials – 28.2%
Banks – 17.8%
1st Source Corp.	2,221	137,857
ACNB Corp.	394	16,879
Amalgamated Financial Corp.	2,746	85,675
Amerant Bancorp, Inc.	3,652	66,576
Ameris Bancorp	5,877	380,242
Ames National Corp.	500	8,905
Arrow Financial Corp.	1,150	30,383
Associated Banc-Corp.	16,592	404,679
Atlantic Union Bankshares Corp.	12,283	384,212
Axos Financial, Inc. (A)	5,130	390,085
Banc of California, Inc.	7,844	110,208
Bank First Corp.	187	22,001
Bank of Hawaii Corp. (C)	722	48,757
Bank of Marin Bancorp	3,059	69,868
Bank OZK	11,075	521,190
Bank7 Corp.	293	12,256
BankFinancial Corp.	2,146	24,829

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BankUnited, Inc.	8,653	$307,960
Bankwell Financial Group, Inc.	400	14,412
Banner Corp.	3,299	211,631
Bar Harbor Bankshares	2,090	62,616
BayCom Corp.	1,125	31,174
BCB Bancorp, Inc.	1,477	12,436
Berkshire Hills Bancorp, Inc.	6,648	166,466
Blue Foundry Bancorp (A)	912	8,728
Blue Ridge Bankshares, Inc. (A)	682	2,448
BOK Financial Corp.	4,828	471,358
Bridgewater Bancshares, Inc. (A)	1,759	27,986
Brookline Bancorp, Inc.	10,567	111,482
Business First Bancshares, Inc.	1,862	45,898
Byline Bancorp, Inc.	4,069	108,764
C&F Financial Corp.	312	19,260
Cadence Bank	17,565	561,729
California BanCorp (A)	814	12,829
Camden National Corp.	1,655	67,160
Capital Bancorp, Inc.	1,039	34,890
Capital City Bank Group, Inc.	2,242	88,223
Capitol Federal Financial, Inc.	13,578	82,826
Carter Bankshares, Inc. (A)	1,494	25,906
Cathay General Bancorp	6,640	302,319
Central Pacific Financial Corp.	2,460	68,954
Chemung Financial Corp.	723	35,044
ChoiceOne Financial Services, Inc.	401	11,509
Citizens & Northern Corp.	960	18,182
City Holding Company	102	12,487
Civista Bancshares, Inc.	1,114	25,845
CNB Financial Corp.	1,562	35,707
Colony Bankcorp, Inc.	959	15,795
Columbia Banking System, Inc.	18,266	427,059
Columbia Financial, Inc. (A)	600	8,706
Comerica, Inc.	11,568	690,031
Community Financial System, Inc.	3,533	200,922
Community Trust Bancorp, Inc.	1,985	105,046
Community West Bancshares	1,200	23,412
ConnectOne Bancorp, Inc.	4,667	108,088
Customers Bancorp, Inc. (A)	2,981	175,104
CVB Financial Corp.	11,610	229,762
Dime Community Bancshares, Inc.	3,984	107,329
Eagle Bancorp, Inc.	3,671	71,511
Eastern Bankshares, Inc.	17,813	272,005
Enterprise Bancorp, Inc.	446	17,679
Enterprise Financial Services Corp.	3,431	189,048
Equity Bancshares, Inc., Class A	1,442	58,834
ESSA Bancorp, Inc.	897	17,402
Farmers National Banc Corp.	2,674	36,874
FB Financial Corp.	4,215	190,940
Financial Institutions, Inc.	1,894	48,638
First Bancorp (North Carolina)	3,610	159,165
First Bancorp (Puerto Rico)	16,954	353,152
First Bank	900	13,923
First Busey Corp.	7,814	178,823
First Business Financial Services, Inc.	1,274	64,541
First Commonwealth Financial Corp.	10,059	163,258
First Community Bankshares, Inc.	1,904	74,580
First Financial Bancorp	9,095	220,645
First Financial Corp.	1,325	71,802
First Financial Northwest, Inc. (A)(B)	1,100	616
First Foundation, Inc. (A)	7,823	39,897
First Hawaiian, Inc.	12,932	322,783
First Horizon Corp.	44,104	935,005
First Internet Bancorp	777	20,901
First Interstate BancSystem, Inc., Class A	8,824	254,308
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Merchants Corp.	4,867	$186,406
First Mid Bancshares, Inc.	2,091	78,392
First Northwest Bancorp	800	6,160
First Western Financial, Inc. (A)	421	9,498
Firstsun Capital Bancorp (A)	435	15,116
Five Star Bancorp	404	11,530
Flushing Financial Corp.	5,162	61,325
FNB Corp.	31,117	453,686
FS Bancorp, Inc.	400	15,752
Fulton Financial Corp.	18,051	325,640
German American Bancorp, Inc.	1,684	64,851
Great Southern Bancorp, Inc.	1,117	65,657
Guaranty Bancshares, Inc.	693	29,411
Hancock Whitney Corp.	7,556	433,714
Hanmi Financial Corp.	3,548	87,565
HarborOne Bancorp, Inc.	5,964	69,660
HBT Financial, Inc.	1,000	25,210
Heritage Commerce Corp.	6,790	67,425
Heritage Financial Corp.	3,545	84,513
Hilltop Holdings, Inc.	3,960	120,186
Home Bancorp, Inc.	1,776	91,961
Home BancShares, Inc.	7,494	213,279
HomeStreet, Inc. (A)	1,802	23,552
HomeTrust Bancshares, Inc.	860	32,173
Hope Bancorp, Inc.	13,236	142,022
Horizon Bancorp, Inc.	6,054	93,111
Independent Bank Corp. (Massachusetts)	3,469	218,148
Independent Bank Corp. (Michigan)	2,250	72,923
International Bancshares Corp.	5,105	339,789
Investar Holding Corp.	500	9,660
Kearny Financial Corp.	8,307	53,663
Lakeland Financial Corp.	367	22,552
LCNB Corp.	600	8,718
Live Oak Bancshares, Inc.	2,128	63,414
Mercantile Bank Corp.	1,666	77,319
Metrocity Bankshares, Inc.	1,116	31,895
Metropolitan Bank Holding Corp. (A)	854	59,780
Mid Penn Bancorp, Inc.	1,196	33,727
Midland States Bancorp, Inc.	1,553	26,898
MidWestOne Financial Group, Inc.	1,861	53,541
MVB Financial Corp.	300	6,759
National Bank Holdings Corp., Class A	3,153	118,584
National Bankshares, Inc.	622	16,918
NBT Bancorp, Inc.	4,510	187,391
Nicolet Bankshares, Inc.	1,214	149,905
Northeast Bank	770	68,522
Northfield Bancorp, Inc.	5,738	65,872
Northrim BanCorp, Inc.	903	84,214
Northwest Bancshares, Inc.	11,024	140,887
Norwood Financial Corp.	1,188	30,627
OceanFirst Financial Corp.	6,369	112,158
OFG Bancorp	4,703	201,288
Old National Bancorp	24,670	526,458
Old Second Bancorp, Inc.	4,574	81,143
OP Bancorp	1,000	12,990
Origin Bancorp, Inc.	2,367	84,597
Orrstown Financial Services, Inc.	500	15,915
Pacific Premier Bancorp, Inc.	13,200	278,388
Park National Corp.	694	116,078
Pathward Financial, Inc.	1,629	128,886
PCB Bancorp	836	17,539
Peapack-Gladstone Financial Corp.	1,625	45,906
Penns Woods Bancorp, Inc.	863	26,201
Peoples Bancorp, Inc.	3,396	103,714
Peoples Financial Services Corp.	254	12,540

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	2,861	$315,883
Popular, Inc.	5,879	647,925
Preferred Bank	972	84,122
Primis Financial Corp.	4,990	54,142
Prosperity Bancshares, Inc.	8,207	576,460
Provident Financial Holdings, Inc.	1,778	27,559
Provident Financial Services, Inc.	11,642	204,084
QCR Holdings, Inc.	1,449	98,387
RBB Bancorp	1,075	18,501
Renasant Corp.	8,041	288,913
Republic Bancorp, Inc., Class A	1,139	83,272
Riverview Bancorp, Inc.	3,925	21,588
S&T Bancorp, Inc.	3,678	139,102
Seacoast Banking Corp. of Florida	4,717	130,284
Shore Bancshares, Inc.	3,724	58,541
Sierra Bancorp	1,759	52,225
Simmons First National Corp., Class A	11,659	221,055
SmartFinancial, Inc.	1,186	40,063
South Plains Financial, Inc.	655	23,606
Southern First Bancshares, Inc. (A)	537	20,422
Southern Missouri Bancorp, Inc.	1,012	55,437
Southern States Bancshares, Inc.	457	16,621
Southside Bancshares, Inc.	1,224	36,022
SouthState Corp.	7,135	656,634
Stellar Bancorp, Inc.	2,989	83,632
Stock Yards Bancorp, Inc.	725	57,261
Synovus Financial Corp.	7,424	384,192
Texas Capital Bancshares, Inc. (A)	4,127	327,684
TFS Financial Corp.	1,758	22,766
The Bank of NT Butterfield & Son, Ltd.	2,175	96,309
The First Bancorp, Inc.	1,316	33,440
The Hingham Institution for Savings	69	17,136
Third Coast Bancshares, Inc. (A)	881	28,782
Tompkins Financial Corp.	1,266	79,416
Towne Bank	6,599	225,554
TriCo Bancshares	1,995	80,778
Triumph Financial, Inc. (A)	875	48,221
Trustmark Corp.	6,793	247,673
UMB Financial Corp.	4,166	438,097
United Bankshares, Inc.	12,184	443,863
United Community Banks, Inc.	10,335	307,880
Unity Bancorp, Inc.	906	42,654
Univest Financial Corp.	3,139	94,296
Valley National Bancorp	49,284	440,106
Veritex Holdings, Inc.	5,129	133,867
WaFd, Inc.	7,756	227,096
Washington Trust Bancorp, Inc.	1,795	50,763
Webster Financial Corp.	14,613	797,870
WesBanco, Inc.	9,275	293,368
Westamerica BanCorp	265	12,837
Western Alliance Bancorp	6,610	515,448
Western New England Bancorp, Inc.	3,609	33,311
Wintrust Financial Corp.	3,102	384,586
WSFS Financial Corp.	4,815	264,825
Zions Bancorp NA	18,822	977,615
		29,143,891
Capital markets – 1.3%
Affiliated Managers Group, Inc.	123	24,203
Diamond Hill Investment Group, Inc.	74	10,753
DigitalBridge Group, Inc.	6,789	70,266
Franklin Resources, Inc.	30,786	734,246
Invesco, Ltd.	41,029	647,027
Janus Henderson Group PLC	13,714	532,652
Oppenheimer Holdings, Inc., Class A	668	43,934
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Virtus Investment Partners, Inc.	556	$100,858
		2,163,939
Consumer finance – 1.9%
Ally Financial, Inc.	23,383	910,768
Atlanticus Holdings Corp. (A)	705	38,599
Bread Financial Holdings, Inc.	5,224	298,395
Consumer Portfolio Services, Inc. (A)	1,066	10,479
Encore Capital Group, Inc. (A)	2,377	92,014
Enova International, Inc. (A)	2,138	238,430
EZCORP, Inc., Class A (A)	6,064	84,168
FirstCash Holdings, Inc.	602	81,354
Green Dot Corp., Class A (A)	5,713	61,586
LendingClub Corp. (A)	9,687	116,535
Navient Corp.	11,291	159,203
Nelnet, Inc., Class A	2,752	333,322
NerdWallet, Inc., Class A (A)	1,415	15,523
Old Market Capital Corp. (A)	75	411
OneMain Holdings, Inc.	8,783	500,631
Oportun Financial Corp. (A)	1,259	9,014
PRA Group, Inc. (A)	4,305	63,499
PROG Holdings, Inc.	757	22,218
Regional Management Corp.	573	16,737
World Acceptance Corp. (A)	141	23,282
		3,076,168
Financial services – 2.7%
Acacia Research Corp. (A)(C)	5,453	19,522
Alerus Financial Corp.	1,204	26,055
California First Leasing Corp. (A)	278	5,226
Cass Information Systems, Inc.	338	14,686
Enact Holdings, Inc.	5,826	216,436
Essent Group, Ltd.	8,696	528,108
Federal Agricultural Mortgage Corp., Class C	898	174,463
Jackson Financial, Inc., Class A	7,265	645,059
Merchants Bancorp	2,104	69,579
MGIC Investment Corp.	21,346	594,273
Mr. Cooper Group, Inc. (A)	3,087	460,611
NMI Holdings, Inc. (A)	7,442	313,978
Onity Group, Inc. (A)	315	12,024
Paysafe, Ltd. (A)	4,562	57,572
PennyMac Financial Services, Inc.	4,211	419,584
Radian Group, Inc.	9,022	324,972
Repay Holdings Corp. (A)	3,834	18,480
TrustCo Bank Corp. NY	2,163	72,287
Velocity Financial, Inc. (A)	2,333	43,254
Voya Financial, Inc.	2,868	203,628
Walker & Dunlop, Inc.	1,269	89,439
Waterstone Financial, Inc.	3,889	53,707
		4,362,943
Insurance – 4.5%
Ambac Financial Group, Inc. (A)	3,281	23,295
American Coastal Insurance Corp.	2,809	31,236
American Financial Group, Inc.	600	75,726
Assured Guaranty, Ltd.	3,868	336,903
Axis Capital Holdings, Ltd.	4,502	467,398
Brighthouse Financial, Inc. (A)	5,735	308,371
CNO Financial Group, Inc.	9,400	362,652
Donegal Group, Inc., Class A	3,869	77,477
Employers Holdings, Inc.	3,280	154,750
Enstar Group, Ltd. (A)	297	99,899
F&G Annuities & Life, Inc.	827	26,447
Fidelis Insurance Holdings, Ltd.	6,979	115,712
First American Financial Corp.	8,688	533,356
Fundamental Global, Inc. (A)	44	732

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Genworth Financial, Inc. (A)	40,497	$315,067
Globe Life, Inc.	3,948	490,697
Greenlight Capital Re, Ltd., Class A (A)	3,417	49,102
Hamilton Insurance Group, Ltd., Class B (A)	1,535	33,187
Heritage Insurance Holdings, Inc. (A)	657	16,386
Horace Mann Educators Corp.	4,103	176,306
Investors Title Company	443	93,606
James River Group Holdings, Ltd.	2,157	12,640
Kemper Corp.	3,443	222,211
Lincoln National Corp.	8,927	308,874
Mercury General Corp.	3,856	259,663
Old Republic International Corp.	8,056	309,673
ProAssurance Corp. (A)	4,655	106,274
Reinsurance Group of America, Inc.	2,200	436,392
RenaissanceRe Holdings, Ltd.	2,743	666,275
Safety Insurance Group, Inc.	963	76,453
SelectQuote, Inc. (A)	9,833	23,403
SiriusPoint, Ltd. (A)	12,227	249,309
Stewart Information Services Corp.	2,456	159,886
Tiptree, Inc.	4,589	108,209
United Fire Group, Inc.	2,109	60,528
Universal Insurance Holdings, Inc.	4,365	121,041
Unum Group	2,552	206,100
White Mountains Insurance Group, Ltd.	185	332,208
		7,447,444
		46,194,385
Health care – 7.2%
Biotechnology – 0.4%
Allogene Therapeutics, Inc. (A)	4,442	5,019
Anika Therapeutics, Inc. (A)	1,585	16,769
CRISPR Therapeutics AG (A)(C)	793	38,572
Cullinan Therapeutics, Inc. (A)	1,880	14,156
CureVac NV (A)(C)	6,804	36,946
Day One Biopharmaceuticals, Inc. (A)	2,917	18,961
Dynavax Technologies Corp. (A)	6,773	67,188
Editas Medicine, Inc. (A)	4,847	10,663
Emergent BioSolutions, Inc. (A)	2,676	17,073
Intellia Therapeutics, Inc. (A)(C)	1,569	14,717
iTeos Therapeutics, Inc. (A)	1,538	15,334
Kodiak Sciences, Inc. (A)	1,185	4,420
Myriad Genetics, Inc. (A)	781	4,147
Nkarta, Inc. (A)	2,121	3,521
Organogenesis Holdings, Inc. (A)	6,172	22,590
PDL BioPharma, Inc. (A)(B)	5,434	869
Prothena Corp. PLC (A)	973	5,906
REGENXBIO, Inc. (A)	1,845	15,147
Relay Therapeutics, Inc. (A)	3,430	11,868
Sage Therapeutics, Inc. (A)	5,856	53,407
Tourmaline Bio, Inc. (A)	2,485	39,735
Vanda Pharmaceuticals, Inc. (A)	4,716	22,260
Veracyte, Inc. (A)	7,060	190,832
Vir Biotechnology, Inc. (A)	4,802	24,202
Voyager Therapeutics, Inc. (A)	1,361	4,233
Xencor, Inc. (A)	3,040	23,894
Zymeworks, Inc. (A)	1,431	17,959
		700,388
Health care equipment and supplies – 1.5%
AngioDynamics, Inc. (A)	3,198	31,724
Avanos Medical, Inc. (A)	5,595	68,483
CONMED Corp.	1,313	68,381
Dentsply Sirona, Inc.	10,075	159,991
Enovis Corp. (A)	6,482	203,276
Envista Holdings Corp. (A)	18,106	353,791
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
FONAR Corp. (A)	463	$6,926
Globus Medical, Inc., Class A (A)	173	10,210
ICU Medical, Inc. (A)	1,165	153,955
Inogen, Inc. (A)	1,678	11,796
Integer Holdings Corp. (A)	1,659	204,007
Integra LifeSciences Holdings Corp. (A)	5,794	71,092
Kewaunee Scientific Corp. (A)	83	4,872
LivaNova PLC (A)	2,219	99,899
Neogen Corp. (A)	19,887	95,060
Omnicell, Inc. (A)	3,918	115,189
OraSure Technologies, Inc. (A)	4,040	12,120
Orthofix Medical, Inc. (A)	4,028	44,912
OrthoPediatrics Corp. (A)	1,896	40,726
QuidelOrtho Corp. (A)	5,901	170,067
STAAR Surgical Company (A)	1,695	28,442
Tactile Systems Technology, Inc. (A)	1,515	15,362
Teleflex, Inc.	3,253	385,025
Utah Medical Products, Inc.	289	16,450
Varex Imaging Corp. (A)	4,007	34,741
Zimvie, Inc. (A)	778	7,274
		2,413,771
Health care providers and services – 1.7%
Acadia Healthcare Company, Inc. (A)	8,305	188,440
AdaptHealth Corp. (A)	10,001	94,309
Addus HomeCare Corp. (A)	2,156	248,350
Amedisys, Inc. (A)	2,199	216,360
Astrana Health, Inc. (A)	1,776	44,187
BrightSpring Health Services, Inc. (A)	1,000	23,590
Castle Biosciences, Inc. (A)	2,492	50,887
Cross Country Healthcare, Inc. (A)	3,819	49,838
Enhabit, Inc. (A)	5,906	56,934
Fulgent Genetics, Inc. (A)	4,293	85,345
LifeStance Health Group, Inc. (A)	7,345	37,974
National HealthCare Corp.	1,373	146,925
NeoGenomics, Inc. (A)	15,245	111,441
OPKO Health, Inc. (A)	8,398	11,085
Owens & Minor, Inc. (A)	8,533	77,650
Pediatrix Medical Group, Inc. (A)	7,834	112,418
Premier, Inc., Class A	10,206	223,818
Select Medical Holdings Corp.	8,695	131,990
Surgery Partners, Inc. (A)	3,883	86,319
Universal Health Services, Inc., Class B	3,407	617,178
US Physical Therapy, Inc.	1,370	107,134
		2,722,172
Health care technology – 0.2%
American Well Corp., Class A (A)	478	4,249
Certara, Inc. (A)	9,929	116,169
Definitive Healthcare Corp. (A)	1,330	5,187
Evolent Health, Inc., Class A (A)	1,381	15,550
GoodRx Holdings, Inc., Class A (A)	3,210	15,986
Health Catalyst, Inc. (A)	2,468	9,304
HealthStream, Inc.	2,711	75,013
Simulations Plus, Inc.	373	6,509
Teladoc Health, Inc. (A)	14,948	130,197
TruBridge, Inc. (A)	1,067	24,989
		403,153
Life sciences tools and services – 1.5%
Avantor, Inc. (A)	28,030	377,284
Azenta, Inc. (A)	4,127	127,029
BioLife Solutions, Inc. (A)	1,269	27,334
Bio-Rad Laboratories, Inc., Class A (A)	1,454	350,879
CryoPort, Inc. (A)	1,600	11,936
Cytek Biosciences, Inc. (A)	13,243	45,026
ICON PLC (A)	5,228	760,413

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
MaxCyte, Inc. (A)	3,699	$8,064
OmniAb, Inc. (A)	6,457	11,235
OmniAb, Inc., $12.50 Earnout Shares (A)	240	161
OmniAb, Inc., $15.00 Earnout Shares (A)	240	137
Personalis, Inc. (A)	1,146	7,518
Quanterix Corp. (A)	851	5,659
Revvity, Inc.	7,046	681,489
Seer, Inc. (A)	2,095	4,483
		2,418,647
Pharmaceuticals – 1.9%
Amphastar Pharmaceuticals, Inc. (A)	3,557	81,669
Cumberland Pharmaceuticals, Inc. (A)	956	3,203
Elanco Animal Health, Inc. (A)	38,843	554,678
Harmony Biosciences Holdings, Inc. (A)	2,122	67,055
Innoviva, Inc. (A)	7,085	142,338
Jazz Pharmaceuticals PLC (A)	3,378	358,473
Ligand Pharmaceuticals, Inc. (A)	1,688	191,892
Neumora Therapeutics, Inc. (A)	5,323	3,903
Nuvation Bio, Inc. (A)	9,531	18,585
Pacira BioSciences, Inc. (A)	3,165	75,644
Perrigo Company PLC	16,499	440,853
Phibro Animal Health Corp., Class A	1,429	36,497
Pliant Therapeutics, Inc. (A)	1,976	2,292
Prestige Consumer Healthcare, Inc. (A)	2,616	208,888
Rafael Holdings, Inc., Class B (A)	500	865
SIGA Technologies, Inc.	3,721	24,261
Supernus Pharmaceuticals, Inc. (A)	5,048	159,113
Terns Pharmaceuticals, Inc. (A)	3,577	13,342
Viatris, Inc.	85,856	766,694
		3,150,245
		11,808,376
Industrials – 16.0%
Aerospace and defense – 0.5%
AAR Corp. (A)	3,420	235,262
AerSale Corp. (A)	2,933	17,627
Ducommun, Inc. (A)	1,245	102,874
Huntington Ingalls Industries, Inc.	81	19,558
Mercury Systems, Inc. (A)	3,834	206,499
National Presto Industries, Inc.	744	72,882
Park Aerospace Corp.	2,083	30,766
SIFCO Industries, Inc. (A)	1,000	3,730
V2X, Inc. (A)	2,053	99,673
		788,871
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	4,256	207,267
Hub Group, Inc., Class A	5,858	195,833
Radiant Logistics, Inc. (A)	3,764	22,885
		425,985
Building products – 1.8%
American Woodmark Corp. (A)	2,154	114,959
Apogee Enterprises, Inc.	2,485	100,891
AZZ, Inc.	1,776	167,796
Builders FirstSource, Inc. (A)	4,919	573,998
Fortune Brands Innovations, Inc.	6,088	313,410
Gibraltar Industries, Inc. (A)	2,835	167,265
Hayward Holdings, Inc. (A)	10,454	144,265
Insteel Industries, Inc.	1,689	62,848
Janus International Group, Inc. (A)	3,334	27,139
JELD-WEN Holding, Inc. (A)	4,097	16,060
Masterbrand, Inc. (A)	9,654	105,518
Owens Corning	3,779	519,688
Quanex Building Products Corp.	2,811	53,128
Resideo Technologies, Inc. (A)	13,667	301,494
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
UFP Industries, Inc.	2,310	$229,522
		2,897,981
Commercial services and supplies – 1.2%
ABM Industries, Inc.	5,820	274,762
ACCO Brands Corp.	8,323	29,796
Acme United Corp.	733	30,383
Brady Corp., Class A	1,827	124,181
BrightView Holdings, Inc. (A)	8,678	144,489
Civeo Corp.	673	15,540
Deluxe Corp.	4,579	72,852
Ennis, Inc.	3,253	59,009
Enviri Corp. (A)(C)	9,452	82,043
Healthcare Services Group, Inc. (A)	4,919	73,933
HNI Corp.	2,204	108,393
Interface, Inc.	5,284	110,594
MillerKnoll, Inc.	5,808	112,791
Montrose Environmental Group, Inc. (A)	393	8,603
NL Industries, Inc.	3,260	20,864
OPENLANE, Inc. (A)	10,424	254,867
Steelcase, Inc., Class A	8,290	86,465
UniFirst Corp.	854	160,740
Vestis Corp.	8,348	47,834
Virco Manufacturing Corp.	1,200	9,576
VSE Corp.	1,568	205,377
		2,033,092
Construction and engineering – 0.7%
Ameresco, Inc., Class A (A)	921	13,990
Arcosa, Inc. (C)	2,760	239,320
Bowman Consulting Group, Ltd. (A)	1,047	30,101
Concrete Pumping Holdings, Inc.	2,171	13,352
Great Lakes Dredge & Dock Corp. (A)	10,393	126,691
Matrix Service Company (A)	1,100	14,861
NWPX Infrastructure, Inc. (A)	1,306	53,559
Orion Group Holdings, Inc. (A)	6,515	59,091
Primoris Services Corp.	5,264	410,276
Tutor Perini Corp. (A)	5,413	253,220
		1,214,461
Electrical equipment – 1.2%
Allient, Inc.	1,380	50,108
Atkore, Inc.	417	29,419
Communications Systems, Inc. (A)(B)	450	68
EnerSys	1,874	160,733
LSI Industries, Inc.	3,947	67,138
Preformed Line Products Company	802	128,168
Regal Rexnord Corp.	5,630	816,125
Sensata Technologies Holding PLC	13,837	416,632
Shoals Technologies Group, Inc., Class A (A)	2,359	10,026
Sunrun, Inc. (A)	25,574	209,195
Thermon Group Holdings, Inc. (A)	3,785	106,283
Ultralife Corp. (A)	1,984	17,816
		2,011,711
Ground transportation – 1.9%
ArcBest Corp.	2,127	163,800
Covenant Logistics Group, Inc.	2,928	70,594
FTAI Infrastructure, Inc.	2,333	14,395
Heartland Express, Inc.	8,010	69,206
Knight-Swift Transportation Holdings, Inc.	17,950	793,929
Marten Transport, Ltd.	7,224	93,840
PAMT Corp. (A)	2,085	26,834
Ryder System, Inc.	3,384	538,056
Saia, Inc. (A)	1,285	352,077
Schneider National, Inc., Class B	8,309	200,662
U-Haul Holding Company (A)(C)	1,626	98,471

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
U-Haul Holding Company, Series N	7,392	$401,903
Universal Logistics Holdings, Inc.	600	15,228
Werner Enterprises, Inc.	6,648	181,889
		3,020,884
Machinery – 3.3%
3D Systems Corp. (A)(C)	5,104	7,860
AGCO Corp.	5,484	565,729
Alamo Group, Inc.	1,176	256,815
Albany International Corp., Class A	1,243	87,172
Astec Industries, Inc.	2,815	117,357
Chart Industries, Inc. (A)	1,024	168,602
Columbus McKinnon Corp.	2,178	33,258
Commercial Vehicle Group, Inc. (A)	2,492	4,137
Douglas Dynamics, Inc.	2,021	59,559
Enpro, Inc.	1,705	326,593
Gates Industrial Corp. PLC (A)	10,297	237,140
Gencor Industries, Inc. (A)	1,462	20,468
Helios Technologies, Inc.	2,995	99,943
Hillenbrand, Inc.	4,296	86,221
Hillman Solutions Corp. (A)	17,806	127,135
Hurco Companies, Inc. (A)	1,054	19,921
Hyster-Yale, Inc.	466	18,537
JBT Marel Corp.	141	16,957
Kennametal, Inc.	9,907	227,465
LB Foster Company, Class A (A)	1,699	37,157
Lindsay Corp.	100	14,425
Luxfer Holdings PLC	1,836	22,362
Mayville Engineering Company, Inc. (A)	1,096	17,492
Miller Industries, Inc.	1,781	79,183
Mueller Industries, Inc.	4,250	337,748
NN, Inc. (A)	2,376	4,990
Oshkosh Corp.	3,534	401,250
Park-Ohio Holdings Corp.	749	13,377
Perma-Pipe International Holdings, Inc. (A)	1,100	25,157
Proto Labs, Inc. (A)	2,456	98,338
Standex International Corp.	449	70,260
Stanley Black & Decker, Inc.	8,163	553,043
Stratasys, Ltd. (A)	1,753	20,107
Tennant Company	353	27,350
Terex Corp.	5,797	270,662
The Eastern Company	1,145	26,129
The Gorman-Rupp Company	1,854	68,079
The Greenbrier Companies, Inc.	3,130	144,137
The Manitowoc Company, Inc. (A)	4,590	55,172
The Shyft Group, Inc.	2,902	36,391
The Timken Company	756	54,848
Titan International, Inc. (A)	8,125	83,444
Trinity Industries, Inc.	8,335	225,128
Twin Disc, Inc.	1,650	14,570
Worthington Enterprises, Inc.	3,821	243,168
		5,424,836
Marine transportation – 0.5%
Costamare Bulkers Holdings, Ltd. (A)	1,918	16,629
Costamare, Inc.	11,608	105,749
Genco Shipping & Trading, Ltd.	6,585	86,066
Kirby Corp. (A)	2,362	267,874
Matson, Inc.	2,873	319,909
Pangaea Logistics Solutions, Ltd.	4,289	20,158
		816,385
Passenger airlines – 0.9%
Alaska Air Group, Inc. (A)	11,606	574,265
Allegiant Travel Company (A)	1,947	106,988
Blade Air Mobility, Inc. (A)	2,974	11,985
Copa Holdings SA, Class A	1,569	172,543
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
Frontier Group Holdings, Inc. (A)	7,944	$28,837
JetBlue Airways Corp. (A)	42,438	179,513
SkyWest, Inc. (A)	3,517	362,145
Sun Country Airlines Holdings, Inc. (A)	7,681	90,252
		1,526,528
Professional services – 1.4%
Alight, Inc., Class A	47,117	266,682
Amentum Holdings, Inc. (A)(C)	3,668	86,601
Asure Software, Inc. (A)	1,391	13,576
BGSF, Inc. (A)	800	5,096
Clarivate PLC (A)	55,199	237,356
Concentrix Corp.	5,815	307,352
Conduent, Inc. (A)	14,444	38,132
Dun & Bradstreet Holdings, Inc.	16,560	150,530
First Advantage Corp. (A)	1,878	31,194
Genpact, Ltd.	1,383	60,866
Heidrick & Struggles International, Inc.	1,672	76,511
IBEX Holdings, Ltd. (A)	874	25,433
ICF International, Inc.	1,410	119,441
Kelly Services, Inc., Class A	4,561	53,409
Korn Ferry	4,161	305,126
ManpowerGroup, Inc.	4,501	181,840
Maximus, Inc.	2,615	183,573
Mistras Group, Inc. (A)	2,232	17,878
NV5 Global, Inc. (A)	2,832	65,391
Resources Connection, Inc.	4,120	22,124
Science Applications International Corp.	506	56,981
TrueBlue, Inc. (A)	3,219	20,859
Willdan Group, Inc. (A)	400	25,004
		2,350,955
Trading companies and distributors – 2.3%
Air Lease Corp.	11,269	659,124
BlueLinx Holdings, Inc. (A)	1,193	88,735
Boise Cascade Company	3,402	295,362
Custom Truck One Source, Inc. (A)(C)	9,674	47,790
Distribution Solutions Group, Inc. (A)	2,214	60,819
DNOW, Inc. (A)	12,468	184,900
DXP Enterprises, Inc. (A)	1,440	126,216
GATX Corp.	854	131,140
Global Industrial, Inc.	1,726	46,619
GMS, Inc. (A)	2,360	256,650
Herc Holdings, Inc.	923	121,550
Hudson Technologies, Inc. (A)	2,645	21,477
McGrath RentCorp	1,388	160,952
MRC Global, Inc. (A)	4,399	60,310
MSC Industrial Direct Company, Inc., Class A	1,510	128,380
NPK International, Inc. (A)	8,462	72,012
Rush Enterprises, Inc., Class A	5,847	301,179
Rush Enterprises, Inc., Class B	1,275	66,912
Titan Machinery, Inc. (A)	3,843	76,130
Transcat, Inc. (A)	300	25,788
WESCO International, Inc.	3,561	659,497
Willis Lease Finance Corp. (C)	650	92,807
		3,684,349
		26,196,038
Information technology – 7.3%
Communications equipment – 0.7%
Aviat Networks, Inc. (A)	829	19,937
Clearfield, Inc. (A)	468	20,316
Comtech Telecommunications Corp. (A)	2,706	6,630
Digi International, Inc. (A)	3,664	127,727
Harmonic, Inc. (A)	1,656	15,682
Juniper Networks, Inc.	4,804	191,824

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
KVH Industries, Inc. (A)	910	$4,850
NETGEAR, Inc. (A)	4,983	144,856
NetScout Systems, Inc. (A)	8,322	206,469
Optical Cable Corp. (A)	931	2,653
Ribbon Communications, Inc. (A)	8,541	34,249
Viasat, Inc. (A)	11,656	170,178
Viavi Solutions, Inc. (A)	20,125	202,659
		1,148,030
Electronic equipment, instruments and components – 3.9%
Arrow Electronics, Inc. (A)	4,682	596,627
Avnet, Inc.	9,370	497,360
Bel Fuse, Inc., Class B	1,207	117,912
Benchmark Electronics, Inc.	4,113	159,708
Coherent Corp. (A)	8,270	737,767
Crane NXT Company	2,105	113,460
CTS Corp.	2,507	106,823
Daktronics, Inc. (A)	6,286	95,044
ePlus, Inc. (A)	2,935	211,614
FARO Technologies, Inc. (A)	684	30,041
Insight Enterprises, Inc. (A)	1,140	157,417
IPG Photonics Corp. (A)	3,031	208,078
Key Tronic Corp. (A)	1,900	5,434
Kimball Electronics, Inc. (A)	4,385	84,324
Knowles Corp. (A)	9,130	160,871
Methode Electronics, Inc.	2,971	28,254
Mirion Technologies, Inc. (A)	12,438	267,790
PC Connection, Inc.	2,791	183,592
Plexus Corp. (A)	2,314	313,107
Powerfleet, Inc. (A)	5,161	22,244
RF Industries, Ltd. (A)	120	776
Richardson Electronics, Ltd.	1,461	14,099
Rogers Corp. (A)	1,493	102,241
Sanmina Corp. (A)	2,774	271,380
ScanSource, Inc. (A)	3,273	136,844
SmartRent, Inc. (A)	4,300	4,257
TD SYNNEX Corp.	7,604	1,031,863
TTM Technologies, Inc. (A)	11,374	464,287
Vishay Intertechnology, Inc.	13,910	220,891
Vishay Precision Group, Inc. (A)	1,686	47,377
		6,391,482
IT services – 0.5%
Akamai Technologies, Inc. (A)	3,845	306,677
ASGN, Inc. (A)	3,833	191,382
DXC Technology Company (A)	16,462	251,704
Fastly, Inc., Class A (A)	12,165	85,885
Globant SA (A)	157	14,262
Grid Dynamics Holdings, Inc. (A)	2,685	31,012
Information Services Group, Inc.	4,400	21,120
		902,042
Semiconductors and semiconductor equipment – 1.3%
Alpha & Omega Semiconductor, Ltd. (A)	4,707	120,782
Amkor Technology, Inc.	23,333	489,760
Amtech Systems, Inc. (A)	2,404	10,674
Axcelis Technologies, Inc. (A)	200	13,938
CEVA, Inc. (A)	1,160	25,497
Cohu, Inc. (A)	5,294	101,857
Diodes, Inc. (A)	2,878	152,217
FormFactor, Inc. (A)	2,780	95,660
Ichor Holdings, Ltd. (A)	4,254	83,549
Indie Semiconductor, Inc., Class A (A)(C)	9,495	33,802
Kulicke & Soffa Industries, Inc.	5,462	188,985
Magnachip Semiconductor Corp. (A)	2,526	10,053
MKS, Inc.	245	24,343
Penguin Solutions, Inc. (A)	2,704	53,566
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Photronics, Inc. (A)	8,515	$160,337
Qorvo, Inc. (A)	757	64,277
Skyworks Solutions, Inc.	1,877	139,874
Synaptics, Inc. (A)	1,653	107,147
Ultra Clean Holdings, Inc. (A)	5,478	123,638
Veeco Instruments, Inc. (A)	3,352	68,113
		2,068,069
Software – 0.8%
Aware, Inc. (A)	2,160	4,061
BILL Holdings, Inc. (A)	2,686	124,254
Bit Digital, Inc. (A)(C)	4,280	9,373
Cerence, Inc. (A)	2,124	21,686
CleanSpark, Inc. (A)(C)	10,298	113,587
Consensus Cloud Solutions, Inc. (A)	218	5,027
Daily Journal Corp. (A)	41	17,312
E2open Parent Holdings, Inc. (A)	9,012	29,109
LiveRamp Holdings, Inc. (A)	5,657	186,907
MeridianLink, Inc. (A)	1,819	29,522
Mitek Systems, Inc. (A)	3,339	33,056
N-able, Inc. (A)	4,131	33,461
NCino, Inc. (A)	4,022	112,495
NCR Voyix Corp. (A)	5,833	68,421
Olo, Inc., Class A (A)	8,461	75,303
ON24, Inc. (A)	2,666	14,476
OneSpan, Inc.	2,351	39,238
Riot Platforms, Inc. (A)(C)	17,946	202,790
Sapiens International Corp. NV	400	11,700
Verint Systems, Inc. (A)	5,292	104,094
Xperi, Inc. (A)	3,587	28,373
		1,264,245
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	16,678
Corsair Gaming, Inc. (A)	3,313	31,242
Diebold Nixdorf, Inc. (A)	1,163	64,430
Eastman Kodak Company (A)(C)	4,412	24,928
Xerox Holdings Corp. (C)	18,434	97,147
		234,425
		12,008,293
Materials – 6.2%
Chemicals – 2.8%
AdvanSix, Inc.	2,915	69,231
Alto Ingredients, Inc. (A)	3,300	3,795
American Vanguard Corp. (A)	2,933	11,497
Ashland, Inc.	5,724	287,803
Avient Corp.	8,252	266,622
Cabot Corp.	2,316	173,700
Celanese Corp.	2,746	151,936
CF Industries Holdings, Inc.	3,805	350,060
Core Molding Technologies, Inc. (A)	1,000	16,590
Eastman Chemical Company	5,794	432,580
Ecovyst, Inc. (A)	11,000	90,530
FMC Corp.	870	36,323
HB Fuller Company	2,951	177,503
Huntsman Corp.	15,756	164,178
Innospec, Inc.	1,905	160,191
Intrepid Potash, Inc. (A)	1,117	39,910
Koppers Holdings, Inc.	2,301	73,977
Kronos Worldwide, Inc.	5,645	34,999
LSB Industries, Inc. (A)	6,523	50,879
Mativ Holdings, Inc.	4,760	32,463
Minerals Technologies, Inc.	2,920	160,804
Olin Corp.	9,448	189,810
Orion SA	2,110	22,134
Perimeter Solutions, Inc. (A)	10,435	145,255

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Quaker Chemical Corp.	1,594	$178,432
Rayonier Advanced Materials, Inc. (A)	4,555	17,537
Stepan Company	1,951	106,486
The Mosaic Company	25,048	913,751
Tronox Holdings PLC	11,977	60,723
Westlake Corp.	2,356	178,891
		4,598,590
Containers and packaging – 1.0%
Graphic Packaging Holding Company	17,964	378,501
Greif, Inc., Class A	2,525	164,100
Greif, Inc., Class B	1,013	69,907
Myers Industries, Inc.	4,005	58,032
O-I Glass, Inc. (A)	11,675	172,090
Ranpak Holdings Corp. (A)	4,753	16,968
Silgan Holdings, Inc.	6,372	345,235
Sonoco Products Company	4,787	208,522
TriMas Corp.	3,876	110,892
		1,524,247
Metals and mining – 2.3%
Alcoa Corp.	23,981	707,679
Alpha Metallurgical Resources, Inc. (A)	1,317	148,136
Ampco-Pittsburgh Corp. (A)	1,644	4,866
Ascent Industries Company (A)	2,209	27,855
Century Aluminum Company (A)	5,782	104,192
Cleveland-Cliffs, Inc. (A)	56,507	429,453
Coeur Mining, Inc. (A)	41,790	370,259
Commercial Metals Company	13,394	655,101
Compass Minerals International, Inc. (A)	1,647	33,088
Friedman Industries, Inc.	1,511	25,022
Hecla Mining Company	51,755	310,012
Kaiser Aluminum Corp.	535	42,747
Materion Corp.	1,671	132,627
McEwen Mining, Inc. (A)	1,289	12,387
Metallus, Inc. (A)	5,092	78,468
Nexa Resources SA	900	4,464
Olympic Steel, Inc.	2,053	66,907
Radius Recycling, Inc.	1,778	52,789
Ramaco Resources, Inc., Class A	4,465	58,670
Ramaco Resources, Inc., Class B	81	663
Ryerson Holding Corp.	2,583	55,715
SunCoke Energy, Inc.	7,778	66,813
Tredegar Corp. (A)	1,654	14,555
Warrior Met Coal, Inc.	5,808	266,181
Worthington Steel, Inc.	4,445	132,594
		3,801,243
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	43,502
Magnera Corp. (A)	1,313	15,861
Mercer International, Inc.	7,458	26,103
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	1,762	88,276
		184,450
		10,108,530
Real estate – 0.9%
Real estate management and development – 0.9%
Anywhere Real Estate, Inc. (A)	9,125	33,033
Cushman & Wakefield PLC (A)	20,427	226,127
Douglas Elliman, Inc. (A)	6,219	14,428
Five Point Holdings LLC, Class A (A)	4,575	25,163
Forestar Group, Inc. (A)	4,423	88,460
FRP Holdings, Inc. (A)	1,862	50,069
Howard Hughes Holdings, Inc. (A)	3,339	225,383
Jones Lang LaSalle, Inc. (A)	1,652	422,549
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Kennedy-Wilson Holdings, Inc.	11,933	$81,144
Marcus & Millichap, Inc.	4,012	123,209
Newmark Group, Inc., Class A	11,076	134,573
Opendoor Technologies, Inc. (A)	10,840	5,778
RE/MAX Holdings, Inc., Class A (A)	2,193	17,939
Seaport Entertainment Group, Inc. (A)	841	15,760
Stratus Properties, Inc. (A)	1,025	19,352
Tejon Ranch Company (A)	3,096	52,508
The RMR Group, Inc., Class A	440	7,194
		1,542,669
Utilities – 0.3%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	26,880
Gas utilities – 0.2%
MDU Resources Group, Inc.	15,625	260,469
Independent power and renewable electricity producers – 0.1%
Montauk Renewables, Inc. (A)	2,000	4,440
Ormat Technologies, Inc.	1,772	148,423
		152,863
		440,212
TOTAL COMMON STOCKS (Cost $152,659,791)		$163,555,338
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 4.2596% (D)(E)	184,570	1,846,141
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (D)	722,464	722,464
TOTAL SHORT-TERM INVESTMENTS (Cost $2,568,613)		$2,568,605
Total Investments (Small Cap Opportunities Trust) (Cost $155,228,404) – 101.5%		$166,123,943
Other assets and liabilities, net – (1.5%)		(2,399,936)
TOTAL NET ASSETS – 100.0%		$163,724,007
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 2.3%
Interactive media and services – 1.6%
CarGurus, Inc. (A)	85,174	$2,850,774

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Ziff Davis, Inc. (A)	52,818	$1,598,801
		4,449,575
Media – 0.7%
Criteo SA, ADR (A)	81,055	1,942,078
		6,391,653
Consumer discretionary – 12.0%
Automobile components – 1.7%
Modine Manufacturing Company (A)	29,579	2,913,532
Visteon Corp. (A)	19,161	1,787,721
		4,701,253
Broadline retail – 1.4%
Ollie's Bargain Outlet Holdings, Inc. (A)	29,410	3,875,650
Diversified consumer services – 2.2%
H&R Block, Inc.	55,505	3,046,669
Stride, Inc. (A)	19,597	2,845,288
		5,891,957
Hotels, restaurants and leisure – 3.8%
Genius Sports, Ltd. (A)	411,112	4,275,565
Life Time Group Holdings, Inc. (A)	114,870	3,484,007
Sweetgreen, Inc., Class A (A)	43,171	642,384
Wingstop, Inc.	5,768	1,942,316
		10,344,272
Household durables – 1.3%
Champion Homes, Inc. (A)	57,131	3,576,972
Specialty retail – 1.6%
Boot Barn Holdings, Inc. (A)	28,950	4,400,400
		32,790,504
Consumer staples – 1.7%
Consumer staples distribution and retail – 0.6%
Guardian Pharmacy Services, Inc., Class A (A)(B)	72,333	1,541,416
Food products – 0.2%
Freshpet, Inc. (A)	9,832	668,183
Personal care products – 0.9%
BellRing Brands, Inc. (A)	43,119	2,497,884
		4,707,483
Energy – 1.8%
Energy equipment and services – 0.6%
Cactus, Inc., Class A	38,984	1,704,380
Oil, gas and consumable fuels – 1.2%
Viper Energy, Inc.	88,767	3,384,686
		5,089,066
Financials – 8.2%
Banks – 1.5%
Cadence Bank	97,136	3,106,409
Seacoast Banking Corp. of Florida	34,926	964,656
		4,071,065
Capital markets – 3.4%
Hamilton Lane, Inc., Class A	26,681	3,791,904
PJT Partners, Inc., Class A	33,533	5,533,280
		9,325,184
Financial services – 1.1%
HA Sustainable Infrastructure Capital, Inc.	109,041	2,928,841
Insurance – 2.2%
Beazley PLC	88,737	1,139,384
SiriusPoint, Ltd. (A)	246,589	5,027,950
		6,167,334
		22,492,424
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 24.6%
Biotechnology – 11.9%
Akero Therapeutics, Inc. (A)	28,760	$1,534,634
Amicus Therapeutics, Inc. (A)	140,769	806,606
Apellis Pharmaceuticals, Inc. (A)	21,420	370,780
Apogee Therapeutics, Inc. (A)	28,083	1,219,645
Avidity Biosciences, Inc. (A)	45,128	1,281,635
Blueprint Medicines Corp. (A)	23,173	2,970,315
Celldex Therapeutics, Inc. (A)	59,309	1,206,938
Crinetics Pharmaceuticals, Inc. (A)	54,917	1,579,413
Cytokinetics, Inc. (A)	32,998	1,090,254
Disc Medicine, Inc. (A)	27,959	1,480,709
Insmed, Inc. (A)	44,844	4,513,100
Janux Therapeutics, Inc. (A)	13,779	318,295
Kymera Therapeutics, Inc. (A)	39,619	1,728,973
Merus NV (A)	22,454	1,181,080
Nurix Therapeutics, Inc. (A)	21,754	247,778
Nuvalent, Inc., Class A (A)	21,963	1,675,777
Protagonist Therapeutics, Inc. (A)	31,358	1,733,157
Prothena Corp. PLC (A)	17,004	103,214
PTC Therapeutics, Inc. (A)	35,658	1,741,537
REVOLUTION Medicines, Inc. (A)	65,237	2,400,069
Scholar Rock Holding Corp. (A)	34,068	1,206,689
Soleno Therapeutics, Inc. (A)	11,454	959,616
Vaxcyte, Inc. (A)	38,616	1,255,406
		32,605,620
Health care equipment and supplies – 3.9%
Glaukos Corp. (A)	34,890	3,603,788
Lantheus Holdings, Inc. (A)	25,304	2,071,385
PROCEPT BioRobotics Corp. (A)	46,599	2,684,102
TransMedics Group, Inc. (A)(B)	16,877	2,261,687
		10,620,962
Health care providers and services – 6.8%
Alignment Healthcare, Inc. (A)	278,106	3,893,484
GeneDx Holdings Corp. (A)	26,683	2,463,108
HealthEquity, Inc. (A)	43,373	4,543,755
Hims & Hers Health, Inc. (A)(B)	75,148	3,746,128
PACS Group, Inc. (A)	93,900	1,213,188
The Ensign Group, Inc.	18,701	2,884,816
		18,744,479
Pharmaceuticals – 2.0%
Axsome Therapeutics, Inc. (A)	9,296	970,409
Structure Therapeutics, Inc., ADR (A)(B)	25,741	533,868
Verona Pharma PLC, ADR (A)	41,077	3,885,063
		5,389,340
		67,360,401
Industrials – 26.2%
Aerospace and defense – 2.7%
Curtiss-Wright Corp.	8,444	4,125,316
StandardAero, Inc. (A)	75,009	2,374,035
Voyager Technologies, Inc., Class A (A)	26,642	1,045,699
		7,545,050
Building products – 4.7%
The AZEK Company, Inc. (A)	142,787	7,760,475
Zurn Elkay Water Solutions Corp.	141,332	5,168,511
		12,928,986
Commercial services and supplies – 2.3%
Casella Waste Systems, Inc., Class A (A)	47,604	5,492,550
The GEO Group, Inc. (A)	35,885	859,446
		6,351,996
Construction and engineering – 2.7%
Ameresco, Inc., Class A (A)	139,667	2,121,542
Comfort Systems USA, Inc.	3,902	2,092,291

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Fluor Corp. (A)	60,094	$3,081,019
		7,294,852
Electrical equipment – 3.1%
Acuity, Inc.	14,932	4,454,813
NEXTracker, Inc., Class A (A)	62,515	3,398,941
Shoals Technologies Group, Inc., Class A (A)	167,273	710,910
		8,564,664
Professional services – 6.6%
ExlService Holdings, Inc. (A)	155,133	6,793,274
TriNet Group, Inc.	25,624	1,874,139
Verra Mobility Corp. (A)	288,605	7,327,681
WNS Holdings, Ltd. (A)	33,302	2,106,018
		18,101,112
Trading companies and distributors – 4.1%
Applied Industrial Technologies, Inc.	17,892	4,158,995
DXP Enterprises, Inc. (A)	21,636	1,896,395
Rush Enterprises, Inc., Class A	63,921	3,292,571
Xometry, Inc., Class A (A)	53,908	1,821,551
		11,169,512
		71,956,172
Information technology – 16.8%
Communications equipment – 1.2%
Calix, Inc. (A)	59,661	3,173,369
Electronic equipment, instruments and components – 1.8%
Novanta, Inc. (A)	21,816	2,812,737
PAR Technology Corp. (A)	29,767	2,064,937
		4,877,674
Semiconductors and semiconductor equipment – 4.8%
Credo Technology Group Holding, Ltd. (A)	41,067	3,802,394
MKS, Inc.	20,411	2,028,037
SiTime Corp. (A)	28,829	6,142,883
Universal Display Corp.	7,948	1,227,648
		13,200,962
Software – 9.0%
Agilysys, Inc. (A)	22,275	2,553,606
AvePoint, Inc. (A)	322,833	6,233,905
Clearwater Analytics Holdings, Inc., Class A (A)	162,462	3,562,792
CyberArk Software, Ltd. (A)	17,575	7,150,916
Freshworks, Inc., Class A (A)	171,812	2,561,717
Intapp, Inc. (A)	51,074	2,636,440
		24,699,376
		45,951,381
Materials – 1.9%
Chemicals – 1.9%
Cabot Corp.	70,915	5,318,625
Real estate – 3.3%
Health care REITs – 1.7%
American Healthcare REIT, Inc.	126,528	4,648,639
Retail REITs – 1.6%
Phillips Edison & Company, Inc.	122,732	4,299,302
		8,947,941
TOTAL COMMON STOCKS (Cost $231,121,354)		$271,005,650
EXCHANGE-TRADED FUNDS – 0.3%
iShares Russell 2000 Growth ETF	2,881	823,906
TOTAL EXCHANGE-TRADED FUNDS (Cost $823,906)		$823,906
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 1.6%
John Hancock Collateral Trust, 4.2596% (C)(D)	432,966	$4,330,700
Repurchase agreement – 1.3%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-25 at 4.390% to be repurchased at $3,500,427 on 7-1-25, collateralized by $3,603,300 U.S. Treasury Bonds, 4.750% due 5-15-55 (valued at $3,570,069)	$3,500,000	3,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,830,658)		$7,830,700
Total Investments (Small Cap Stock Trust) (Cost $239,775,918) – 102.0%		$279,660,256
Other assets and liabilities, net – (2.0%)		(5,500,481)
TOTAL NET ASSETS – 100.0%		$274,159,775
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 2.0%
Entertainment – 1.1%
Liberty Media Corp.-Liberty Live, Series C (A)	10,102	$819,878
Madison Square Garden Sports Corp. (A)	2,557	534,285
		1,354,163
Media – 0.9%
The New York Times Company, Class A	19,295	1,080,134
		2,434,297
Consumer discretionary – 9.6%
Automobile components – 1.1%
Dorman Products, Inc. (A)	4,292	526,500
Visteon Corp. (A)	8,460	789,318
		1,315,818
Broadline retail – 0.3%
Savers Value Village, Inc. (A)	36,273	369,985
Distributors – 0.2%
Pool Corp.	783	228,229
Diversified consumer services – 0.9%
Strategic Education, Inc.	13,068	1,112,479
Hotels, restaurants and leisure – 1.6%
Dutch Bros, Inc., Class A (A)	8,296	567,198
Marriott Vacations Worldwide Corp.	7,731	559,029
Papa John's International, Inc.	11,023	539,466
Wingstop, Inc.	812	273,433
		1,939,126
Household durables – 1.0%
Champion Homes, Inc. (A)	5,558	347,986
Meritage Homes Corp.	5,374	359,897

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Taylor Morrison Home Corp. (A)	8,219	$504,811
		1,212,694
Leisure products – 0.5%
Peloton Interactive, Inc., Class A (A)	96,994	673,138
Specialty retail – 3.0%
Abercrombie & Fitch Company, Class A (A)	3,641	301,657
Asbury Automotive Group, Inc. (A)	1,666	397,408
Boot Barn Holdings, Inc. (A)	2,411	366,472
Carvana Company (A)	3,610	1,216,426
Chewy, Inc., Class A (A)	11,366	484,419
Urban Outfitters, Inc. (A)	6,297	456,784
Victoria's Secret & Company (A)	19,184	355,288
		3,578,454
Textiles, apparel and luxury goods – 1.0%
Figs, Inc., Class A (A)	72,437	408,545
Kontoor Brands, Inc.	5,894	388,827
Steven Madden, Ltd.	17,340	415,813
		1,213,185
		11,643,108
Consumer staples – 1.8%
Consumer staples distribution and retail – 0.2%
Grocery Outlet Holding Corp. (A)	15,654	194,423
Food products – 1.6%
Nomad Foods, Ltd.	40,318	685,003
Post Holdings, Inc. (A)	7,810	851,524
TreeHouse Foods, Inc. (A)	22,962	445,922
		1,982,449
		2,176,872
Energy – 6.8%
Energy equipment and services – 2.7%
Cactus, Inc., Class A	12,691	554,851
Enerflex, Ltd.	91,875	724,894
Expro Group Holdings NV (A)	39,757	341,513
Kodiak Gas Services, Inc.	5,632	193,009
Noble Corp. PLC	11,207	297,546
TechnipFMC PLC	33,048	1,138,173
		3,249,986
Oil, gas and consumable fuels – 4.1%
Expand Energy Corp.	7,481	874,828
Magnolia Oil & Gas Corp., Class A	28,886	649,357
Matador Resources Company	25,067	1,196,197
PBF Energy, Inc., Class A	23,608	511,585
Permian Resources Corp.	56,447	768,808
Range Resources Corp.	24,697	1,004,427
		5,005,202
		8,255,188
Financials – 28.4%
Banks – 18.6%
Banc of California, Inc.	65,177	915,737
BankUnited, Inc.	21,246	756,145
Cathay General Bancorp	15,261	694,833
Coastal Financial Corp. (A)	10,715	1,037,962
Columbia Banking System, Inc.	77,961	1,822,728
Eastern Bankshares, Inc.	67,123	1,024,968
FB Financial Corp.	27,586	1,249,646
Flagstar Financial, Inc.	95,868	1,016,201
Home BancShares, Inc.	41,421	1,178,842
Live Oak Bancshares, Inc.	30,270	902,046
National Bank Holdings Corp., Class A	20,169	758,556
Pinnacle Financial Partners, Inc.	21,252	2,346,433
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	9,794	$1,079,397
Preferred Bank	8,685	751,643
Southern First Bancshares, Inc. (A)	7,336	278,988
SouthState Corp.	15,911	1,464,289
Synovus Financial Corp.	13,578	702,662
Texas Capital Bancshares, Inc. (A)	15,061	1,195,843
Towne Bank	31,720	1,084,190
Western Alliance Bancorp	17,892	1,395,218
WSFS Financial Corp.	15,138	832,590
		22,488,917
Capital markets – 2.1%
Etoro Group, Ltd. (A)(B)	4,609	306,913
Houlihan Lokey, Inc.	9,237	1,662,198
StepStone Group, Inc., Class A	9,527	528,749
		2,497,860
Consumer finance – 0.4%
PRA Group, Inc. (A)	34,092	502,857
Financial services – 3.5%
HA Sustainable Infrastructure Capital, Inc.	41,304	1,109,425
Marqeta, Inc., Class A (A)	107,942	629,302
PennyMac Financial Services, Inc.	18,296	1,823,013
Walker & Dunlop, Inc.	9,664	681,119
		4,242,859
Insurance – 3.3%
Goosehead Insurance, Inc., Class A	4,778	504,127
Oscar Health, Inc., Class A (A)	36,416	780,759
Primerica, Inc.	1,772	484,943
RLI Corp.	6,347	458,380
Root, Inc., Class A (A)	2,738	350,382
Ryan Specialty Holdings, Inc.	14,080	957,299
The Baldwin Insurance Group, Inc. (A)	10,959	469,155
		4,005,045
Mortgage real estate investment trusts – 0.5%
PennyMac Mortgage Investment Trust	45,944	590,840
		34,328,378
Health care – 8.4%
Biotechnology – 3.3%
Apellis Pharmaceuticals, Inc. (A)	4,912	85,027
Arcellx, Inc. (A)	3,646	240,089
Arrowhead Pharmaceuticals, Inc. (A)	8,000	126,400
Ascendis Pharma A/S, ADR (A)	1,937	334,326
Black Diamond Therapeutics, Inc. (A)(B)	45,300	112,344
Crinetics Pharmaceuticals, Inc. (A)	5,819	167,354
CRISPR Therapeutics AG (A)	3,980	193,587
Cytokinetics, Inc. (A)	25,388	838,820
Dyne Therapeutics, Inc. (A)	12,166	115,820
Immatics NV (A)(B)	56,814	305,659
Immunocore Holdings PLC, ADR (A)	15,356	481,871
Immunovant, Inc. (A)(B)	10,649	170,384
Ionis Pharmaceuticals, Inc. (A)	6,443	254,563
Iovance Biotherapeutics, Inc. (A)(B)	18,500	31,820
Sarepta Therapeutics, Inc. (A)	7,002	119,734
Vaxcyte, Inc. (A)	10,831	352,116
		3,929,914
Health care equipment and supplies – 1.3%
Avanos Medical, Inc. (A)	36,124	442,158
Lantheus Holdings, Inc. (A)	5,912	483,956
QuidelOrtho Corp. (A)	21,507	619,832
		1,545,946
Health care providers and services – 2.2%
Alignment Healthcare, Inc. (A)	36,836	515,704
BrightSpring Health Services, Inc. (A)	21,812	514,545

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Concentra Group Holdings Parent, Inc.	38,430	$790,505
Select Medical Holdings Corp.	7,859	119,300
The Ensign Group, Inc.	4,914	758,034
		2,698,088
Health care technology – 0.5%
Doximity, Inc., Class A (A)	9,802	601,255
Life sciences tools and services – 0.4%
Repligen Corp. (A)	499	62,066
Sotera Health Company (A)	32,860	365,403
		427,469
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	48,844	697,492
Perrigo Company PLC	6,718	179,505
		876,997
		10,079,669
Industrials – 13.2%
Aerospace and defense – 1.0%
Leonardo DRS, Inc.	14,592	678,236
Mercury Systems, Inc. (A)	9,686	521,688
		1,199,924
Building products – 1.0%
UFP Industries, Inc.	6,177	613,747
Zurn Elkay Water Solutions Corp.	15,199	555,827
		1,169,574
Commercial services and supplies – 1.8%
Casella Waste Systems, Inc., Class A (A)	6,814	786,199
MSA Safety, Inc.	2,535	424,689
Pitney Bowes, Inc.	14,376	156,842
UniFirst Corp.	1,556	292,870
VSE Corp.	4,129	540,816
		2,201,416
Construction and engineering – 1.2%
Arcosa, Inc.	5,747	498,322
Valmont Industries, Inc.	1,711	558,761
WillScot Holdings Corp.	13,378	366,557
		1,423,640
Electrical equipment – 0.6%
NEXTracker, Inc., Class A (A)	12,927	702,841
Ground transportation – 0.6%
Landstar System, Inc.	5,098	708,724
Machinery – 3.9%
Alamo Group, Inc.	1,662	362,948
Crane Company	3,485	661,767
Enpro, Inc.	2,510	480,791
Esab Corp.	7,422	894,722
ESCO Technologies, Inc.	2,623	503,275
JBT Marel Corp.	4,145	498,478
RBC Bearings, Inc. (A)	2,569	988,551
The Shyft Group, Inc.	30,497	382,432
		4,772,964
Marine transportation – 0.3%
Matson, Inc.	3,275	364,671
Passenger airlines – 0.5%
Allegiant Travel Company (A)	10,657	585,602
Professional services – 1.2%
FTI Consulting, Inc. (A)	2,490	402,135
UL Solutions, Inc., Class A (B)	11,395	830,240
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Upwork, Inc. (A)	16,445	$221,021
		1,453,396
Trading companies and distributors – 1.1%
Air Lease Corp.	9,678	566,066
Rush Enterprises, Inc., Class A	9,345	481,361
SiteOne Landscape Supply, Inc. (A)	2,412	291,707
		1,339,134
		15,921,886
Information technology – 7.2%
Communications equipment – 0.6%
Viavi Solutions, Inc. (A)	75,056	755,814
Electronic equipment, instruments and components – 2.5%
Littelfuse, Inc.	3,197	724,856
Mirion Technologies, Inc. (A)	61,012	1,313,588
PAR Technology Corp. (A)	7,662	531,513
TTM Technologies, Inc. (A)	9,932	405,424
		2,975,381
IT services – 0.3%
ASGN, Inc. (A)	3,329	166,217
Endava PLC, ADR (A)	15,078	230,995
		397,212
Semiconductors and semiconductor equipment – 1.6%
Allegro MicroSystems, Inc. (A)	10,926	373,560
Entegris, Inc.	1,708	137,750
Lattice Semiconductor Corp. (A)	9,741	477,212
MACOM Technology Solutions Holdings, Inc. (A)	6,130	878,368
		1,866,890
Software – 2.2%
Alarm.com Holdings, Inc. (A)	4,102	232,050
Aurora Innovation, Inc. (A)	42,445	222,412
Circle Internet Group, Inc. (A)(B)	783	141,950
i3 Verticals, Inc., Class A (A)	9,719	267,078
Intapp, Inc. (A)	5,842	301,564
JFrog, Ltd. (A)	10,119	444,022
NCino, Inc. (A)	21,732	607,844
Workiva, Inc. (A)	6,622	453,276
		2,670,196
		8,665,493
Materials – 4.5%
Chemicals – 1.6%
Cabot Corp.	5,025	376,875
Element Solutions, Inc.	34,291	776,691
HB Fuller Company	6,626	398,554
Quaker Chemical Corp.	3,160	353,730
		1,905,850
Construction materials – 0.3%
Knife River Corp. (A)	4,177	341,010
Metals and mining – 2.4%
Constellium SE (A)	67,845	902,339
IAMGOLD Corp. (New York Stock Exchange) (A)	33,271	244,542
OR Royalties, Inc. (B)	11,694	300,653
Reliance, Inc.	3,428	1,076,049
Warrior Met Coal, Inc.	8,500	389,555
		2,913,138
Paper and forest products – 0.2%
West Fraser Timber Company, Ltd.	3,620	265,346
		5,425,344

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 10.8%
Diversified REITs – 0.9%
Essential Properties Realty Trust, Inc.	32,737	$1,044,638
Health care REITs – 0.4%
CareTrust REIT, Inc.	15,829	484,367
Hotel and resort REITs – 1.1%
Pebblebrook Hotel Trust	62,530	624,675
Ryman Hospitality Properties, Inc.	7,256	715,950
		1,340,625
Industrial REITs – 1.6%
EastGroup Properties, Inc.	5,195	868,188
Terreno Realty Corp.	19,018	1,066,339
		1,934,527
Office REITs – 1.6%
Highwoods Properties, Inc.	27,018	839,990
Hudson Pacific Properties, Inc. (A)	91,000	249,340
Kilroy Realty Corp.	24,376	836,341
		1,925,671
Real estate management and development – 0.5%
FirstService Corp.	3,485	608,551
Residential REITs – 1.4%
Independence Realty Trust, Inc.	55,421	980,397
UMH Properties, Inc.	43,948	737,887
		1,718,284
Retail REITs – 2.1%
Curbline Properties Corp.	44,089	1,006,552
NETSTREIT Corp.	44,824	758,870
Saul Centers, Inc.	5,042	172,134
The Macerich Company	41,041	664,043
		2,601,599
Specialized REITs – 1.2%
CubeSmart	21,331	906,568
Safehold, Inc.	31,490	489,984
		1,396,552
		13,054,814
Utilities – 5.8%
Electric utilities – 2.9%
Hawaiian Electric Industries, Inc. (A)	51,368	546,042
IDACORP, Inc.	7,107	820,503
MGE Energy, Inc.	2,251	199,078
OGE Energy Corp.	16,585	736,042
TXNM Energy, Inc.	20,606	1,160,530
		3,462,195
Gas utilities – 2.1%
Chesapeake Utilities Corp.	8,832	1,061,783
ONE Gas, Inc.	14,808	1,064,103
Southwest Gas Holdings, Inc.	5,504	409,443
		2,535,329
Water utilities – 0.8%
California Water Service Group	21,886	995,375
		6,992,899
TOTAL COMMON STOCKS (Cost $101,060,466)		$118,977,948
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 4.2596% (C)(D)	222,216	2,222,693
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (C)	751,990	$751,990
T. Rowe Price Government Reserve Fund, 4.3685% (C)	834,238	834,238
TOTAL SHORT-TERM INVESTMENTS (Cost $3,808,910)		$3,808,921
Total Investments (Small Company Value Trust) (Cost $104,869,376) – 101.6%		$122,786,869
Other assets and liabilities, net – (1.6%)		(1,940,015)
TOTAL NET ASSETS – 100.0%		$120,846,854
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 7.1%
Diversified telecommunication services – 1.0%
Anterix, Inc. (A)	2,044	$52,429
AT&T, Inc.	508,056	14,703,141
ATN International, Inc.	1,569	25,496
Bandwidth, Inc., Class A (A)	3,968	63,091
BT Group PLC	693,165	1,845,705
Cellnex Telecom SA (A)(B)	57,380	2,234,277
Cogent Communications Holdings, Inc.	6,641	320,163
Deutsche Telekom AG	405,001	14,824,494
Elisa OYJ	16,503	917,261
Frontier Communications Parent, Inc. (A)	36,363	1,323,613
Globalstar, Inc. (A)	7,450	175,448
HKT Trust & HKT, Ltd.	439,720	657,413
IDT Corp., Class B	2,391	163,353
Infrastrutture Wireless Italiane SpA (B)	32,438	396,651
Iridium Communications, Inc.	17,659	532,772
Koninklijke KPN NV	451,229	2,201,181
Liberty Latin America, Ltd., Class A (A)	5,159	31,470
Liberty Latin America, Ltd., Class C (A)	18,236	113,428
Lumen Technologies, Inc. (A)	140,954	617,379
Nippon Telegraph & Telephone Corp.	3,467,125	3,706,738
Orange SA	216,054	3,290,111
Shenandoah Telecommunications Company	7,700	105,182
Singapore Telecommunications, Ltd.	862,278	2,599,584
Swisscom AG	3,005	2,133,816
Telecom Italia SpA (A)	1,245,085	615,215
Telefonica SA	427,641	2,250,710
Telenor ASA	71,445	1,112,556
Telia Company AB	273,745	984,612
Telstra Group, Ltd.	467,118	1,489,463
Verizon Communications, Inc.	297,676	12,880,441
		72,367,193
Entertainment – 1.6%
AMC Entertainment Holdings, Inc., Class A (A)	64,614	200,303
Atlanta Braves Holdings, Inc., Series A (A)	1,499	73,766

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Atlanta Braves Holdings, Inc., Series C (A)	6,363	$297,598
Bollore SE	82,117	516,138
Capcom Company, Ltd.	40,199	1,372,855
Cinemark Holdings, Inc.	15,716	474,309
CTS Eventim AG & Company KGaA	7,240	900,299
CuriosityStream, Inc.	4,944	27,835
Electronic Arts, Inc.	16,112	2,573,086
Eventbrite, Inc., Class A (A)	12,152	31,960
IMAX Corp. (A)	6,409	179,196
Konami Group Corp.	11,655	1,842,675
Lionsgate Studios Corp. (A)	29,195	169,623
Live Nation Entertainment, Inc. (A)	11,128	1,683,444
Madison Square Garden Entertainment Corp. (A)	5,868	234,544
Netflix, Inc. (A)	30,048	40,238,178
Nexon Company, Ltd.	38,195	769,308
Nintendo Company, Ltd.	128,083	12,299,783
Playtika Holding Corp.	8,829	41,761
Reservoir Media, Inc. (A)	3,126	23,976
Sea, Ltd., ADR (A)	44,386	7,099,097
Sphere Entertainment Company (A)	4,103	171,505
Spotify Technology SA (A)	17,814	13,669,395
Starz Entertainment Corp. (A)	2,131	34,245
Take-Two Interactive Software, Inc. (A)	11,962	2,904,972
The Marcus Corp.	3,679	62,028
The Walt Disney Company	126,933	15,740,961
TKO Group Holdings, Inc.	4,733	861,169
Toho Company, Ltd.	12,983	765,943
Universal Music Group NV	127,657	4,141,264
Warner Brothers Discovery, Inc. (A)	158,965	1,821,739
Warner Music Group Corp., Class A	23,818	648,802
		111,871,757
Interactive media and services – 3.6%
Alphabet, Inc., Class A	410,930	72,418,194
Alphabet, Inc., Class C	331,479	58,801,060
Angi, Inc. (A)	6,556	100,045
Auto Trader Group PLC (B)	102,011	1,155,456
Bumble, Inc., Class A (A)	11,040	72,754
CarGurus, Inc. (A)	12,116	405,523
Cars.com, Inc. (A)	8,686	102,929
carsales.com, Ltd.	43,822	1,079,216
EverQuote, Inc., Class A (A)	4,082	98,703
FuboTV, Inc. (A)(C)	49,619	191,529
Getty Images Holdings, Inc. (A)(C)	18,165	30,154
Grindr, Inc. (A)	5,014	113,818
LY Corp.	331,996	1,222,610
Match Group, Inc. (A)	17,314	534,829
MediaAlpha, Inc., Class A (A)	5,110	55,955
Meta Platforms, Inc., Class A	153,297	113,146,983
Nextdoor Holdings, Inc. (A)	34,252	56,858
QuinStreet, Inc. (A)	8,144	131,118
REA Group, Ltd.	6,132	971,056
Rumble, Inc. (A)	11,860	106,503
Scout24 SE (B)	8,702	1,201,301
Shutterstock, Inc.	3,644	69,090
TripAdvisor, Inc. (A)	17,207	224,551
TrueCar, Inc. (A)	12,656	24,046
Vimeo, Inc. (A)	23,945	96,738
VTEX, Class A (A)	9,016	59,506
Webtoon Entertainment, Inc. (A)(C)	3,109	28,230
Yelp, Inc. (A)	9,072	310,897
Ziff Davis, Inc. (A)	6,254	189,309
ZipRecruiter, Inc., Class A (A)	10,542	52,815
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
ZoomInfo Technologies, Inc. (A)	42,423	$429,321
		253,481,097
Media – 0.4%
Advantage Solutions, Inc. (A)	15,998	21,117
Altice USA, Inc., Class A (A)	39,524	84,581
AMC Networks, Inc., Class A (A)	5,222	32,742
Boston Omaha Corp., Class A (A)	3,650	51,246
Cable One, Inc.	775	105,253
Charter Communications, Inc., Class A (A)	6,739	2,754,971
Comcast Corp., Class A	262,956	9,384,900
Dentsu Group, Inc.	23,131	512,535
EchoStar Corp., Class A (A)	42,016	1,163,843
Entravision Communications Corp., Class A	10,914	25,320
Fox Corp., Class A	15,114	846,989
Fox Corp., Class B	9,313	480,830
Gambling.com Group, Ltd. (A)	2,667	31,711
Gannett Company, Inc. (A)	21,669	77,575
Gray Media, Inc.	13,134	59,497
Ibotta, Inc., Class A (A)	1,970	72,102
iHeartMedia, Inc., Class A (A)	19,044	33,517
Informa PLC	153,052	1,694,469
Integral Ad Science Holding Corp. (A)	11,398	94,717
John Wiley & Sons, Inc., Class A	6,070	270,904
Magnite, Inc. (A)	20,668	498,512
National CineMedia, Inc.	9,929	48,106
News Corp., Class A	26,634	791,562
News Corp., Class B	7,869	269,985
Nexstar Media Group, Inc.	4,627	800,240
Nexxen International, Ltd. (A)	5,785	60,222
Omnicom Group, Inc.	13,776	991,045
Paramount Global, Class B (C)	42,490	548,121
Publicis Groupe SA	26,557	2,999,475
PubMatic, Inc., Class A (A)	6,428	79,964
Scholastic Corp.	3,224	67,640
Sinclair, Inc.	5,817	80,391
Stagwell, Inc. (A)	17,699	79,646
TechTarget, Inc. (A)	4,422	34,359
TEGNA, Inc.	23,271	390,022
The EW Scripps Company, Class A (A)	9,605	28,239
The Interpublic Group of Companies, Inc.	26,106	639,075
The New York Times Company, Class A	26,493	1,483,078
Thryv Holdings, Inc. (A)	5,676	69,020
WideOpenWest, Inc. (A)	8,686	35,265
WPP PLC	125,173	881,341
		28,674,127
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)	10,304	151,263
KDDI Corp.	356,045	6,113,499
SoftBank Corp.	3,321,594	5,144,985
SoftBank Group Corp.	110,865	8,060,551
Spok Holdings, Inc.	3,192	56,435
Tele2 AB, B Shares	63,520	927,228
Telephone & Data Systems, Inc.	14,497	515,803
T-Mobile US, Inc.	33,671	8,022,452
Vodafone Group PLC	2,314,382	2,477,433
		31,469,649
		497,863,823
Consumer discretionary – 9.9%
Automobile components – 0.3%
Adient PLC (A)	12,634	245,858
Aisin Corp.	61,015	780,529
American Axle & Manufacturing Holdings, Inc. (A)	17,657	72,041

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Aptiv PLC (A)	15,373	$1,048,746
Autoliv, Inc.	11,612	1,299,383
Bridgestone Corp. (C)	66,248	2,709,025
Cie Generale des Etablissements Michelin SCA	77,793	2,893,449
Continental AG	12,763	1,113,926
Cooper-Standard Holdings, Inc. (A)	2,606	56,029
Dana, Inc.	19,598	336,106
Denso Corp.	219,543	2,962,795
Dorman Products, Inc. (A)	4,086	501,230
Fox Factory Holding Corp. (A)	6,285	163,033
Garrett Motion, Inc.	19,026	199,963
Gentex Corp.	36,703	807,099
Gentherm, Inc. (A)	4,635	131,124
LCI Industries	3,616	329,743
Lear Corp.	8,729	829,080
Modine Manufacturing Company (A)	7,737	762,095
Motorcar Parts of America, Inc. (A)	2,898	32,458
Patrick Industries, Inc.	4,806	443,450
PHINIA, Inc.	5,817	258,798
Solid Power, Inc. (A)(C)	22,664	49,634
Standard Motor Products, Inc.	3,221	98,949
Strattec Security Corp. (A)	604	37,575
Sumitomo Electric Industries, Ltd.	82,908	1,777,829
The Goodyear Tire & Rubber Company (A)	85,185	883,368
Visteon Corp. (A)	8,496	792,677
XPEL, Inc. (A)	3,581	128,558
		21,744,550
Automobiles – 1.7%
Bayerische Motoren Werke AG	33,636	2,995,600
Faraday Future Intelligent Electric, Inc. (A)	13,447	22,591
Ferrari NV	14,625	7,164,948
Ford Motor Company	275,768	2,992,083
General Motors Company	67,884	3,340,572
Harley-Davidson, Inc.	17,851	421,284
Honda Motor Company, Ltd.	490,106	4,726,017
Isuzu Motors, Ltd.	62,092	786,577
Livewire Group, Inc. (A)	5,734	26,376
Mercedes-Benz Group AG	83,794	4,881,854
Nissan Motor Company, Ltd. (A)	258,556	625,597
Renault SA	22,304	1,029,218
Stellantis NV	233,954	2,343,315
Subaru Corp.	68,044	1,179,637
Suzuki Motor Corp.	182,358	2,198,549
Tesla, Inc. (A)	197,856	62,850,937
Thor Industries, Inc.	8,686	771,404
Toyota Motor Corp.	1,099,604	18,938,463
Winnebago Industries, Inc.	4,090	118,610
Yamaha Motor Company, Ltd. (C)	107,178	802,021
		118,215,653
Broadline retail – 2.4%
Amazon.com, Inc. (A)	667,129	146,361,431
eBay, Inc.	32,549	2,423,599
Groupon, Inc. (A)	3,715	124,267
Kohl's Corp.	16,095	136,486
Macy's, Inc.	45,482	530,320
Next PLC	13,543	2,313,061
Ollie's Bargain Outlet Holdings, Inc. (A)	10,025	1,321,095
Pan Pacific International Holdings Corp.	44,220	1,520,949
Prosus NV (A)	151,815	8,517,806
Rakuten Group, Inc. (A)	175,116	964,920
Savers Value Village, Inc. (A)	3,696	37,699
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Wesfarmers, Ltd.	131,667	$7,347,986
		171,599,619
Distributors – 0.0%
A-Mark Precious Metals, Inc.	2,847	63,146
D'ieteren Group	2,492	536,651
Genuine Parts Company	9,800	1,188,838
GigaCloud Technology, Inc., Class A (A)(C)	3,931	77,755
LKQ Corp.	18,227	674,581
Pool Corp.	2,655	773,879
Weyco Group, Inc.	903	29,943
		3,344,793
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	5,431	690,986
American Public Education, Inc. (A)	2,618	79,744
Carriage Services, Inc.	2,117	96,832
Coursera, Inc. (A)	20,607	180,517
Duolingo, Inc. (A)	6,410	2,628,228
European Wax Center, Inc., Class A (A)	4,488	25,267
frontdoor, Inc. (A)	10,978	647,043
Graham Holdings Company, Class B	1,020	965,093
Grand Canyon Education, Inc. (A)	4,567	863,163
H&R Block, Inc.	21,858	1,199,786
KinderCare Learning Cos, Inc. (A)	4,843	48,914
Laureate Education, Inc. (A)	18,986	443,893
Lincoln Educational Services Corp. (A)	4,554	104,970
Matthews International Corp., Class A	4,560	109,030
Mister Car Wash, Inc. (A)	15,002	90,162
OneSpaWorld Holdings, Ltd.	14,022	285,909
Pearson PLC	69,291	1,020,725
Perdoceo Education Corp.	9,089	297,119
Service Corp. International	23,242	1,891,899
Strategic Education, Inc.	3,541	301,445
Stride, Inc. (A)	6,303	915,133
Udemy, Inc. (A)	14,638	102,905
Universal Technical Institute, Inc. (A)	6,627	224,589
		13,213,352
Hotels, restaurants and leisure – 1.9%
Accel Entertainment, Inc. (A)	8,450	99,457
Accor SA	22,739	1,191,716
Airbnb, Inc., Class A (A)	30,474	4,032,929
Amadeus IT Group SA (C)	52,271	4,416,015
Aramark	42,787	1,791,492
Aristocrat Leisure, Ltd.	65,317	2,798,492
Biglari Holdings, Inc., Class B (A)	104	30,390
BJ's Restaurants, Inc. (A)	3,160	140,936
Bloomin' Brands, Inc.	12,533	107,909
Booking Holdings, Inc.	2,298	13,303,674
Boyd Gaming Corp.	9,968	779,797
Brinker International, Inc. (A)	6,527	1,177,014
Caesars Entertainment, Inc. (A)	14,684	416,879
Carnival Corp. (A)	74,134	2,084,648
Cava Group, Inc. (A)	13,407	1,129,272
Chipotle Mexican Grill, Inc. (A)	95,133	5,341,718
Choice Hotels International, Inc. (C)	3,609	457,910
Churchill Downs, Inc.	11,793	1,191,093
Compass Group PLC	196,951	6,671,118
Cracker Barrel Old Country Store, Inc.	3,280	200,342
Darden Restaurants, Inc.	8,263	1,801,086
Dave & Buster's Entertainment, Inc. (A)	4,050	121,824
Delivery Hero SE (A)(B)	22,157	601,390
Denny's Corp. (A)	8,083	33,140
Dine Brands Global, Inc.	2,297	55,886
Domino's Pizza, Inc.	2,418	1,089,551

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
DoorDash, Inc., Class A (A)	24,208	$5,967,514
El Pollo Loco Holdings, Inc. (A)	4,049	44,579
Entain PLC	70,494	873,112
Everi Holdings, Inc. (A)	12,642	180,022
Evolution AB (B)	17,205	1,366,474
Expedia Group, Inc.	8,586	1,448,286
FDJ UNITED (B)	12,898	506,122
First Watch Restaurant Group, Inc. (A)	6,121	98,181
Galaxy Entertainment Group, Ltd.	253,807	1,131,369
Genius Sports, Ltd. (A)	32,806	341,182
Genting Singapore, Ltd.	701,650	394,635
Global Business Travel Group I (A)	14,948	94,172
Golden Entertainment, Inc.	2,881	84,788
Hilton Grand Vacations, Inc. (A)	18,419	764,941
Hilton Worldwide Holdings, Inc.	16,783	4,469,984
Hyatt Hotels Corp., Class A	6,848	956,323
Inspired Entertainment, Inc. (A)	3,555	29,044
InterContinental Hotels Group PLC	17,204	1,967,021
International Game Technology PLC	16,488	260,675
Jack in the Box, Inc.	2,911	50,826
Krispy Kreme, Inc.	12,378	36,020
Kura Sushi USA, Inc., Class A (A)	936	80,571
Las Vegas Sands Corp.	23,948	1,041,977
Life Time Group Holdings, Inc. (A)	20,007	606,812
Light & Wonder, Inc. (A)	13,776	1,326,078
Lindblad Expeditions Holdings, Inc. (A)	5,809	67,791
Marriott International, Inc., Class A	16,051	4,385,294
Marriott Vacations Worldwide Corp.	9,847	712,037
McDonald's Corp.	50,486	14,750,495
MGM Resorts International (A)	14,604	502,232
Monarch Casino & Resort, Inc.	1,855	160,346
Nathan's Famous, Inc.	432	47,771
Norwegian Cruise Line Holdings, Ltd. (A)	31,548	639,793
Oriental Land Company, Ltd.	125,343	2,886,872
Papa John's International, Inc.	4,837	236,723
Planet Fitness, Inc., Class A (A)	13,690	1,492,895
PlayAGS, Inc. (A)	5,763	71,980
Portillo's, Inc., Class A (A)	8,336	97,281
Potbelly Corp. (A)	3,885	47,591
Pursuit Attractions and Hospitality, Inc. (A)	3,258	93,928
RCI Hospitality Holdings, Inc.	1,208	46,049
Red Rock Resorts, Inc., Class A	7,135	371,234
Royal Caribbean Cruises, Ltd.	17,640	5,523,790
Rush Street Interactive, Inc. (A)	13,100	195,190
Sabre Corp. (A)	53,600	169,376
Sands China, Ltd. (A)	281,721	588,777
Serve Robotics, Inc. (A)	6,959	79,611
Shake Shack, Inc., Class A (A)	5,718	803,951
Six Flags Entertainment Corp. (A)	14,152	430,645
Sodexo SA	10,266	631,836
Starbucks Corp.	80,237	7,352,116
Super Group SGHC, Ltd.	23,658	259,528
Sweetgreen, Inc., Class A (A)	15,325	228,036
Target Hospitality Corp. (A)	5,380	38,306
Texas Roadhouse, Inc.	10,831	2,029,838
The Cheesecake Factory, Inc. (C)	6,699	419,759
The Lottery Corp., Ltd.	258,247	905,937
The Wendy's Company	26,335	300,746
Travel + Leisure Company	10,843	559,607
United Parks & Resorts, Inc. (A)	3,958	186,620
Vail Resorts, Inc.	6,096	957,864
Whitbread PLC	20,481	794,786
Wingstop, Inc.	4,556	1,534,187
Wyndham Hotels & Resorts, Inc.	12,571	1,020,891
Wynn Resorts, Ltd.	6,214	582,065
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Xponential Fitness, Inc., Class A (A)	4,337	$32,484
Yum! Brands, Inc.	19,626	2,908,181
Zensho Holdings Company, Ltd.	11,190	677,290
		131,008,115
Household durables – 0.7%
Barratt Redrow PLC	159,339	997,779
Beazer Homes USA, Inc. (A)	4,394	98,294
Cavco Industries, Inc. (A)	1,132	491,775
Century Communities, Inc.	3,970	223,590
Champion Homes, Inc. (A)	8,019	502,070
Cricut, Inc., Class A	7,397	50,078
D.R. Horton, Inc.	19,520	2,516,518
Dream Finders Homes, Inc., Class A (A)	4,634	116,452
Ethan Allen Interiors, Inc.	3,650	101,653
Flexsteel Industries, Inc.	663	23,888
Garmin, Ltd.	10,876	2,270,039
Green Brick Partners, Inc. (A)	4,726	297,171
Hamilton Beach Brands Holding Company, Class B	853	15,260
Helen of Troy, Ltd. (A)	3,462	98,252
Hovnanian Enterprises, Inc., Class A (A)	749	78,308
Installed Building Products, Inc.	3,467	625,169
KB Home	21,895	1,159,778
La-Z-Boy, Inc.	6,219	231,160
Legacy Housing Corp. (A)	1,602	36,301
Leggett & Platt, Inc.	20,176	179,970
Lennar Corp., Class A	16,395	1,813,451
LGI Homes, Inc. (A)	3,181	163,885
M/I Homes, Inc. (A)	3,911	438,501
Meritage Homes Corp.	10,391	695,885
Mohawk Industries, Inc. (A)	3,664	384,134
NVR, Inc. (A)	206	1,521,446
Panasonic Holdings Corp.	270,547	2,894,669
PulteGroup, Inc.	14,151	1,492,364
Sekisui House, Ltd.	69,235	1,523,816
Somnigroup International, Inc.	33,714	2,294,238
Sonos, Inc. (A)	17,791	192,321
Sony Group Corp.	713,555	18,552,648
Taylor Morrison Home Corp. (A)	30,775	1,890,201
The Lovesac Company (A)	2,141	38,966
Toll Brothers, Inc.	16,235	1,852,901
TopBuild Corp. (A)	4,640	1,502,154
Tri Pointe Homes, Inc. (A)	13,225	422,539
Whirlpool Corp.	9,079	920,792
		48,708,416
Leisure products – 0.1%
Acushnet Holdings Corp.	4,187	304,897
Bandai Namco Holdings, Inc.	68,921	2,470,074
Brunswick Corp.	10,723	592,339
Escalade, Inc.	1,796	25,108
Funko, Inc., Class A (A)	5,510	26,228
Hasbro, Inc.	9,300	686,526
JAKKS Pacific, Inc.	1,395	28,988
Johnson Outdoors, Inc., Class A	868	26,274
Latham Group, Inc. (A)	6,938	44,264
Malibu Boats, Inc., Class A (A)	2,879	90,228
MasterCraft Boat Holdings, Inc. (A)	2,821	52,414
Mattel, Inc. (A)	52,719	1,039,619
Peloton Interactive, Inc., Class A (A)	54,659	379,333
Polaris, Inc.	16,546	672,595
Shimano, Inc.	8,789	1,274,233
Smith & Wesson Brands, Inc.	6,811	59,119
Sturm Ruger & Company, Inc.	2,487	89,283
Topgolf Callaway Brands Corp. (A)	19,777	159,205

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)	13,521	$426,182
		8,446,909
Specialty retail – 1.6%
Abercrombie & Fitch Company, Class A (A)	14,751	1,222,120
Academy Sports & Outdoors, Inc.	9,773	437,928
Advance Auto Parts, Inc.	8,910	414,226
American Eagle Outfitters, Inc.	24,102	231,861
America's Car-Mart, Inc. (A)	1,154	64,670
Arhaus, Inc. (A)	7,928	68,736
Arko Corp.	12,273	51,915
Asbury Automotive Group, Inc. (A)	2,890	689,381
AutoNation, Inc. (A)	4,062	806,916
AutoZone, Inc. (A)	1,181	4,384,144
Avolta AG (A)	10,199	555,551
Barnes & Noble Education, Inc. (A)	2,280	26,836
Bath & Body Works, Inc.	34,777	1,041,919
Best Buy Company, Inc.	13,601	913,035
Beyond, Inc. (A)	8,391	57,730
Boot Barn Holdings, Inc. (A)	4,553	692,056
Build-A-Bear Workshop, Inc.	1,868	96,314
Burlington Stores, Inc. (A)	10,284	2,392,470
Caleres, Inc.	5,185	63,361
Camping World Holdings, Inc., Class A	8,951	153,868
CarMax, Inc. (A)	10,756	722,911
Chewy, Inc., Class A (A)	36,094	1,538,326
Citi Trends, Inc. (A)	831	27,747
Dick's Sporting Goods, Inc.	9,222	1,824,204
EVgo, Inc. (A)	19,325	70,536
Fast Retailing Company, Ltd.	22,154	7,595,807
Five Below, Inc. (A)	8,989	1,179,177
Floor & Decor Holdings, Inc., Class A (A)	17,568	1,334,465
Foot Locker, Inc. (A)	12,699	311,126
GameStop Corp., Class A (A)(C)	66,456	1,620,862
Genesco, Inc. (A)	1,720	33,867
Group 1 Automotive, Inc.	1,852	808,787
Haverty Furniture Companies, Inc.	2,179	44,343
Hennes & Mauritz AB, B Shares	65,725	925,679
Industria de Diseno Textil SA	126,567	6,602,590
JD Sports Fashion PLC	300,586	366,557
Kingfisher PLC	206,901	826,278
Lithia Motors, Inc.	4,250	1,435,735
Lowe's Companies, Inc.	39,519	8,768,081
MarineMax, Inc. (A)	2,851	71,674
Monro, Inc.	4,647	69,287
Murphy USA, Inc.	2,936	1,194,365
National Vision Holdings, Inc. (A)	11,564	266,088
Nitori Holdings Company, Ltd.	9,295	894,646
OneWater Marine, Inc., Class A (A)	1,894	25,361
O'Reilly Automotive, Inc. (A)	60,356	5,439,886
Penske Automotive Group, Inc.	3,025	519,725
Petco Health & Wellness Company, Inc. (A)	12,185	34,484
Revolve Group, Inc. (A)	6,095	122,205
RH (A)	2,477	468,178
Ross Stores, Inc.	23,218	2,962,152
Sally Beauty Holdings, Inc. (A)	15,301	141,687
Sanrio Company, Ltd.	20,744	1,003,089
Shoe Carnival, Inc.	2,822	52,800
Signet Jewelers, Ltd.	6,161	490,108
Sleep Number Corp. (A)	3,348	22,616
Sonic Automotive, Inc., Class A	2,184	174,567
Stitch Fix, Inc., Class A (A)	16,316	60,369
The Buckle, Inc.	4,724	214,233
The Gap, Inc.	36,277	791,201
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Home Depot, Inc.	70,178	$25,730,062
The ODP Corp. (A)	4,220	76,509
The RealReal, Inc. (A)	14,720	70,509
The TJX Companies, Inc.	78,832	9,734,964
ThredUp, Inc., Class A (A)	13,665	102,351
Tile Shop Holdings, Inc. (A)	5,150	32,754
Tractor Supply Company	37,436	1,975,498
Ulta Beauty, Inc. (A)	3,188	1,491,410
Upbound Group, Inc.	7,872	197,587
Urban Outfitters, Inc. (A)	9,355	678,612
Valvoline, Inc. (A)	20,753	785,916
Victoria's Secret & Company (A)	10,162	188,200
Warby Parker, Inc., Class A (A)	14,600	320,178
Williams-Sonoma, Inc.	8,680	1,418,052
Winmark Corp.	451	170,302
Zalando SE (A)(B)	26,049	859,548
ZOZO, Inc.	47,065	508,523
Zumiez, Inc. (A)	2,715	36,001
		109,797,812
Textiles, apparel and luxury goods – 1.0%
adidas AG	19,841	4,631,484
Asics Corp.	76,699	1,955,852
Capri Holdings, Ltd. (A)	36,552	646,970
Carter's, Inc.	5,272	158,845
Cie Financiere Richemont SA, A Shares	62,375	11,803,394
Columbia Sportswear Company	5,005	305,705
Crocs, Inc. (A)	9,155	927,218
Deckers Outdoor Corp. (A)	10,716	1,104,498
Ermenegildo Zegna NV	9,622	82,268
Figs, Inc., Class A (A)	13,406	75,610
G-III Apparel Group, Ltd. (A)	5,837	130,749
Hanesbrands, Inc. (A)	52,312	239,589
Hermes International SCA	3,675	9,962,430
Kering SA	8,637	1,881,619
Kontoor Brands, Inc.	8,129	536,270
Lakeland Industries, Inc.	1,723	23,450
Lululemon Athletica, Inc. (A)	7,805	1,854,312
LVMH Moet Hennessy Louis Vuitton SE	31,917	16,704,723
Moncler SpA	27,102	1,545,939
Movado Group, Inc.	2,257	34,419
NIKE, Inc., Class B	83,181	5,909,178
Oxford Industries, Inc.	2,121	85,370
Pandora A/S	9,514	1,676,321
PVH Corp.	7,836	537,550
Ralph Lauren Corp.	2,816	772,372
Rocky Brands, Inc.	1,101	24,431
Skechers USA, Inc., Class A (A)	21,272	1,342,263
Steven Madden, Ltd.	10,300	246,994
Superior Group of Companies, Inc.	2,048	21,094
Tapestry, Inc.	14,664	1,287,646
The Swatch Group AG, Bearer Shares	3,358	548,230
Under Armour, Inc., Class A (A)	30,829	210,562
Under Armour, Inc., Class C (A)	20,911	135,712
VF Corp.	54,063	635,240
Wolverine World Wide, Inc.	11,971	216,436
		68,254,743
		694,333,962
Consumer staples – 5.9%
Beverages – 1.1%
Anheuser-Busch InBev SA/NV	114,690	7,890,717
Asahi Group Holdings, Ltd.	167,657	2,241,094
Brown-Forman Corp., Class B	12,858	346,009
Carlsberg A/S, Class B	11,084	1,570,418
Celsius Holdings, Inc. (A)	25,669	1,190,785

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Consolidated, Inc.	9,571	$1,068,602
Coca-Cola Europacific Partners PLC	26,732	2,478,591
Coca-Cola HBC AG (A)	25,294	1,321,424
Constellation Brands, Inc., Class A	10,808	1,758,245
Davide Campari-Milano NV	71,430	480,892
Diageo PLC	258,195	6,510,669
Heineken Holding NV	15,039	1,122,205
Heineken NV	33,417	2,915,394
Keurig Dr. Pepper, Inc.	95,898	3,170,388
Kirin Holdings Company, Ltd. (C)	90,143	1,263,230
MGP Ingredients, Inc.	2,099	62,907
Molson Coors Beverage Company, Class B	12,098	581,793
Monster Beverage Corp. (A)	49,578	3,105,566
National Beverage Corp. (A)	3,690	159,556
PepsiCo, Inc.	96,806	12,782,264
Pernod Ricard SA	23,416	2,335,779
Suntory Beverage & Food, Ltd.	16,134	515,956
The Boston Beer Company, Inc., Class A (A)	1,344	256,449
The Coca-Cola Company	273,500	19,350,125
The Vita Coco Company, Inc. (A)	5,970	215,517
		74,694,575
Consumer staples distribution and retail – 1.7%
Aeon Company, Ltd.	75,876	2,325,810
Albertsons Companies, Inc., Class A	65,800	1,415,358
BJ's Wholesale Club Holdings, Inc. (A)	21,560	2,324,815
Carrefour SA	62,933	887,747
Casey's General Stores, Inc.	6,060	3,092,236
Coles Group, Ltd.	155,628	2,133,990
Costco Wholesale Corp.	31,327	31,011,850
Dollar General Corp.	15,530	1,776,321
Dollar Tree, Inc. (A)	13,947	1,381,311
Grocery Outlet Holding Corp. (A)	14,096	175,072
Guardian Pharmacy Services, Inc., Class A (A)	2,046	43,600
Ingles Markets, Inc., Class A	2,118	134,239
J Sainsbury PLC	203,967	811,760
Jeronimo Martins SGPS SA	32,857	831,870
Kesko OYJ, B Shares	31,690	781,607
Kobe Bussan Company, Ltd.	17,460	542,230
Koninklijke Ahold Delhaize NV	105,927	4,424,194
Maplebear, Inc. (A)	26,819	1,213,292
Marks & Spencer Group PLC	238,462	1,160,599
MatsukiyoCocokara & Company	38,583	793,672
Natural Grocers by Vitamin Cottage, Inc.	2,000	78,500
Performance Food Group Company (A)	25,484	2,229,085
PriceSmart, Inc.	3,796	398,732
Seven & i Holdings Company, Ltd.	256,873	4,134,452
SpartanNash Company	5,183	137,298
Sprouts Farmers Market, Inc. (A)	15,977	2,630,453
Sysco Corp.	34,227	2,592,353
Target Corp.	32,080	3,164,692
Tesco PLC	780,697	4,304,389
The Andersons, Inc.	4,871	179,009
The Chefs' Warehouse, Inc. (A)	5,379	343,234
The Kroger Company	43,253	3,102,538
U.S. Foods Holding Corp. (A)	37,772	2,908,822
United Natural Foods, Inc. (A)	8,898	207,412
Village Super Market, Inc., Class A	1,473	56,711
Walgreens Boots Alliance, Inc.	50,676	581,760
Walmart, Inc.	305,053	29,828,082
Weis Markets, Inc.	2,496	180,935
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Woolworths Group, Ltd.	141,739	$2,903,356
		117,223,386
Food products – 1.2%
Ajinomoto Company, Inc.	105,015	2,848,337
Alico, Inc.	974	31,830
Archer-Daniels-Midland Company	33,923	1,790,456
Associated British Foods PLC	37,815	1,068,437
B&G Foods, Inc. (C)	12,149	51,390
Barry Callebaut AG	414	452,530
Beyond Meat, Inc. (A)(C)	11,557	40,334
Bunge Global SA	9,490	761,857
Calavo Growers, Inc.	2,554	67,911
Cal-Maine Foods, Inc.	6,759	673,399
Chocoladefabriken Lindt & Spruengli AG	12	2,000,707
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	110	1,853,895
Conagra Brands, Inc.	33,707	689,982
Danone SA	74,905	6,128,977
Darling Ingredients, Inc. (A)	25,822	979,687
Dole PLC	9,886	138,305
Flowers Foods, Inc.	32,059	512,303
Fresh Del Monte Produce, Inc.	4,792	155,357
General Mills, Inc.	38,665	2,003,234
Hormel Foods Corp.	20,578	622,485
Ingredion, Inc.	10,500	1,424,010
J&J Snack Foods Corp.	2,294	260,163
JDE Peet's NV	19,825	566,293
John B Sanfilippo & Son, Inc.	1,143	72,283
Kellanova	18,985	1,509,877
Kerry Group PLC, Class A	19,151	2,115,926
Kikkoman Corp.	78,735	730,333
Lamb Weston Holdings, Inc.	9,964	516,633
Lancaster Colony Corp.	6,102	1,054,243
Limoneira Company	2,756	43,131
Lotus Bakeries NV	47	452,888
Mama's Creations, Inc. (A)	5,324	44,189
McCormick & Company, Inc.	17,841	1,352,705
MEIJI Holdings Company, Ltd.	27,832	615,471
Mission Produce, Inc. (A)	7,344	86,072
Mondelez International, Inc., Class A	91,422	6,165,500
Mowi ASA	53,999	1,042,905
Nestle SA	303,996	30,225,210
Nissin Foods Holdings Company, Ltd.	22,821	474,110
Orkla ASA	81,335	885,859
Pilgrim's Pride Corp.	6,581	296,013
Post Holdings, Inc. (A)	7,369	803,442
Salmar ASA	7,760	336,498
Seneca Foods Corp., Class A (A)	688	69,784
SunOpta, Inc. (A)	14,357	83,271
The Campbell's Company	13,896	425,912
The Hain Celestial Group, Inc. (A)	15,393	23,397
The Hershey Company	10,449	1,734,012
The J.M. Smucker Company	7,514	737,875
The Kraft Heinz Company	61,006	1,575,175
The Simply Good Foods Company (A)	13,775	435,152
Tootsie Roll Industries, Inc.	2,733	91,419
TreeHouse Foods, Inc. (A)	7,400	143,708
Tyson Foods, Inc., Class A	20,209	1,130,491
Utz Brands, Inc.	10,771	135,176
Vital Farms, Inc. (A)	5,117	197,107
Westrock Coffee Company (A)(C)	5,949	34,088
WH Group, Ltd. (B)	967,644	932,608
Wilmar International, Ltd.	222,900	503,147
WK Kellogg Company (C)	9,235	147,206

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Yakult Honsha Company, Ltd.	29,769	$560,640
		82,905,335
Household products – 0.7%
Central Garden & Pet Company (A)	769	27,053
Central Garden & Pet Company, Class A (A)	8,433	263,869
Church & Dwight Company, Inc.	17,389	1,671,257
Colgate-Palmolive Company	57,221	5,201,389
Energizer Holdings, Inc.	9,741	196,379
Essity AB, B Shares	69,894	1,935,285
Henkel AG & Company KGaA	12,058	874,510
Kimberly-Clark Corp.	23,428	3,020,338
Oil-Dri Corp. of America	1,512	89,193
Reckitt Benckiser Group PLC	79,116	5,389,932
Spectrum Brands Holdings, Inc.	3,729	197,637
The Clorox Company	8,702	1,044,849
The Procter & Gamble Company	165,540	26,373,833
Unicharm Corp.	129,663	936,268
WD-40 Company	2,005	457,320
		47,679,112
Personal care products – 0.6%
Beiersdorf AG	11,510	1,446,784
BellRing Brands, Inc. (A)	20,734	1,201,121
Coty, Inc., Class A (A)	59,815	278,140
e.l.f. Beauty, Inc. (A)	9,208	1,145,844
Edgewell Personal Care Company	6,920	161,997
Herbalife, Ltd. (A)	15,079	129,981
Interparfums, Inc.	2,698	354,274
Kao Corp. (C)	54,058	2,422,100
Kenvue, Inc.	135,559	2,837,250
Lifevantage Corp.	1,718	22,471
L'Oreal SA	27,898	11,950,213
Medifast, Inc. (A)	1,872	26,302
Nature's Sunshine Products, Inc. (A)	1,999	29,565
Nu Skin Enterprises, Inc., Class A	7,064	56,441
Olaplex Holdings, Inc. (A)	22,301	31,221
Shiseido Company, Ltd.	46,411	828,931
The Beauty Health Company (A)	18,113	34,596
The Estee Lauder Companies, Inc., Class A	16,536	1,336,109
The Honest Company, Inc. (A)	13,851	70,502
Unilever PLC	290,252	17,712,976
USANA Health Sciences, Inc. (A)	1,806	55,137
		42,131,955
Tobacco – 0.6%
Altria Group, Inc.	118,931	6,972,925
British American Tobacco PLC	229,850	10,928,520
Imperial Brands PLC	90,766	3,586,176
Japan Tobacco, Inc. (C)	139,235	4,101,782
Philip Morris International, Inc.	109,900	20,016,087
Turning Point Brands, Inc.	2,568	194,577
Universal Corp.	3,560	207,334
		46,007,401
		410,641,764
Energy – 3.1%
Energy equipment and services – 0.3%
Archrock, Inc.	24,329	604,089
Aris Water Solutions, Inc., Class A	4,617	109,192
Atlas Energy Solutions, Inc. (C)	11,546	154,370
Baker Hughes Company	69,953	2,681,998
Borr Drilling, Ltd. (A)	33,687	61,647
Bristow Group, Inc. (A)	4,302	141,837
Cactus, Inc., Class A	10,053	439,517
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ChampionX Corp.	59,284	$1,472,615
Core Laboratories, Inc.	7,320	84,326
DMC Global, Inc. (A)	3,109	25,059
Expro Group Holdings NV (A)	15,366	131,994
Flowco Holdings, Inc., Class A	2,985	53,163
Forum Energy Technologies, Inc. (A)	1,883	36,662
Halliburton Company	60,700	1,237,066
Helix Energy Solutions Group, Inc. (A)	21,172	132,113
Helmerich & Payne, Inc.	14,211	215,439
Innovex International, Inc. (A)	5,913	92,361
Kodiak Gas Services, Inc.	7,967	273,029
Liberty Energy, Inc.	23,310	267,599
Nabors Industries, Ltd. (A)	2,186	61,252
National Energy Services Reunited Corp. (A)	9,206	55,420
Natural Gas Services Group, Inc. (A)	1,564	40,367
Noble Corp. PLC	18,499	491,148
NOV, Inc.	61,345	762,518
Oceaneering International, Inc. (A)	13,973	289,521
Oil States International, Inc. (A)	8,593	46,058
Patterson-UTI Energy, Inc.	51,997	308,342
ProPetro Holding Corp. (A)	12,166	72,631
Ranger Energy Services, Inc., Class A	3,031	36,190
RPC, Inc.	13,766	65,113
Schlumberger, Ltd.	96,038	3,246,084
Seadrill, Ltd. (A)	9,241	242,576
Select Water Solutions, Inc.	14,087	121,712
Solaris Energy Infrastructure, Inc.	5,462	154,520
Tenaris SA	47,219	885,106
TETRA Technologies, Inc. (A)	19,748	66,353
Tidewater, Inc. (A)	7,463	344,268
Transocean, Ltd. (A)	110,417	285,980
Valaris, Ltd. (A)	20,033	843,590
Weatherford International PLC	11,846	595,972
		17,228,797
Oil, gas and consumable fuels – 2.8%
Aker BP ASA	36,664	936,926
Antero Midstream Corp.	54,768	1,037,854
Antero Resources Corp. (A)	47,657	1,919,624
APA Corp.	25,477	465,974
Ardmore Shipping Corp.	5,065	48,624
Berry Corp.	12,852	35,600
BKV Corp. (A)	2,634	63,532
BP PLC	1,858,459	9,259,384
California Resources Corp.	9,648	440,624
Calumet, Inc. (A)	10,318	162,560
Centrus Energy Corp., Class A (A)	2,188	400,798
Chevron Corp.	114,675	16,420,313
Chord Energy Corp.	9,429	913,199
Civitas Resources, Inc.	13,906	382,693
Clean Energy Fuels Corp. (A)	27,531	53,685
CNX Resources Corp. (A)	44,658	1,504,081
Comstock Resources, Inc. (A)	11,013	304,730
ConocoPhillips	89,134	7,998,885
Core Natural Resources, Inc.	7,806	544,390
Coterra Energy, Inc.	53,891	1,367,754
Crescent Energy Company, Class A	26,373	226,808
CVR Energy, Inc.	4,637	124,503
Delek US Holdings, Inc.	9,067	192,039
Devon Energy Corp.	45,337	1,442,170
DHT Holdings, Inc.	18,751	202,698
Diamondback Energy, Inc.	13,203	1,814,092
Diversified Energy Company PLC	8,351	122,509
Dorian LPG, Ltd.	5,472	133,407
DT Midstream, Inc.	16,586	1,822,967

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Encore Energy Corp. (A)(C)	28,309	$80,964
ENEOS Holdings, Inc.	316,709	1,569,873
Energy Fuels, Inc. (A)(C)	31,067	178,635
Eni SpA	255,584	4,128,735
EOG Resources, Inc.	38,536	4,609,291
Epsilon Energy, Ltd.	3,762	27,764
EQT Corp.	42,267	2,465,011
Equinor ASA	97,212	2,454,997
Evolution Petroleum Corp.	5,619	26,409
Excelerate Energy, Inc., Class A	3,431	100,597
Expand Energy Corp.	15,291	1,788,130
Exxon Mobil Corp.	304,314	32,805,049
FLEX LNG, Ltd. (New York Stock Exchange) (C)	4,511	99,152
Galp Energia SGPS SA	48,412	886,223
Gevo, Inc. (A)	35,200	46,464
Golar LNG, Ltd.	14,709	605,864
Granite Ridge Resources, Inc.	9,129	58,152
Green Plains, Inc. (A)	10,123	61,042
Gulfport Energy Corp. (A)	2,243	451,224
Hallador Energy Company (A)	4,690	74,243
Hess Corp.	19,575	2,711,921
HF Sinclair Corp.	26,147	1,074,119
HighPeak Energy, Inc. (C)	3,097	30,351
Idemitsu Kosan Company, Ltd.	94,551	573,393
Infinity Natural Resources, Inc., Class A (A)	2,343	42,900
Inpex Corp. (C)	102,271	1,435,595
International Seaways, Inc.	5,922	216,035
Kinder Morgan, Inc.	136,495	4,012,953
Kinetik Holdings, Inc.	6,540	288,087
Kosmos Energy, Ltd. (A)	72,071	123,962
Lightbridge Corp. (A)	2,825	37,770
Magnolia Oil & Gas Corp., Class A	27,275	613,142
Marathon Petroleum Corp.	21,691	3,603,092
Matador Resources Company	19,010	907,157
Murphy Oil Corp.	41,677	937,733
NACCO Industries, Inc., Class A	646	28,624
Navigator Holdings, Ltd.	4,859	68,755
Neste OYJ	49,088	665,248
New Fortress Energy, Inc.	25,708	85,351
NextDecade Corp. (A)	20,019	178,369
Nordic American Tankers, Ltd.	30,651	80,612
Northern Oil and Gas, Inc.	13,540	383,859
Occidental Petroleum Corp.	50,030	2,101,760
OMV AG	17,087	929,211
ONEOK, Inc.	44,104	3,600,210
Ovintiv, Inc.	42,419	1,614,043
Par Pacific Holdings, Inc. (A)	7,939	210,622
PBF Energy, Inc., Class A	28,476	617,075
Peabody Energy Corp.	18,037	242,057
Permian Resources Corp.	104,122	1,418,142
Phillips 66	28,768	3,432,022
Range Resources Corp.	39,016	1,586,781
Repsol SA	134,292	1,964,209
REX American Resources Corp. (A)	2,211	107,698
Riley Exploration Permian, Inc.	2,080	54,558
Sable Offshore Corp. (A)	10,181	223,778
SandRidge Energy, Inc.	5,723	61,923
Santos, Ltd.	376,831	1,899,931
Scorpio Tankers, Inc.	6,390	250,041
SFL Corp., Ltd.	18,048	150,340
Shell PLC	694,548	24,232,444
Sitio Royalties Corp., Class A	11,728	215,561
SM Energy Company	16,764	414,238
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Summit Midstream Corp. (A)	1,512	$37,089
Talos Energy, Inc. (A)	18,282	155,031
Targa Resources Corp.	15,317	2,666,383
Teekay Corp., Ltd.	7,779	64,177
Teekay Tankers, Ltd., Class A	3,541	147,731
Texas Pacific Land Corp.	1,331	1,406,055
The Williams Companies, Inc.	86,211	5,414,913
TotalEnergies SE	237,053	14,489,314
Uranium Energy Corp. (A)	63,128	429,270
VAALCO Energy, Inc.	16,240	58,626
Valero Energy Corp.	22,114	2,972,564
Viper Energy, Inc.	21,402	816,058
Vital Energy, Inc. (A)	4,511	72,582
Vitesse Energy, Inc.	4,426	97,770
W&T Offshore, Inc. (C)	17,218	28,410
Woodside Energy Group, Ltd.	220,309	3,403,093
World Kinect Corp.	8,037	227,849
		198,772,829
		216,001,626
Financials – 17.2%
Banks – 7.1%
1st Source Corp.	2,808	174,293
ABN AMRO Bank NV (B)	53,162	1,451,639
ACNB Corp.	1,621	69,444
AIB Group PLC	243,149	2,006,672
Amalgamated Financial Corp.	3,547	110,666
Amerant Bancorp, Inc.	5,768	105,151
Ameris Bancorp	9,532	616,720
Ames National Corp.	1,471	26,199
ANZ Group Holdings, Ltd.	344,765	6,611,485
Arrow Financial Corp.	2,767	73,104
Associated Banc-Corp.	50,103	1,222,012
Atlantic Union Bankshares Corp.	20,951	655,347
Axos Financial, Inc. (A)	7,614	578,969
Banc of California, Inc.	19,823	278,513
BancFirst Corp.	3,103	383,593
Banco Bilbao Vizcaya Argentaria SA	668,707	10,296,934
Banco BPM SpA	131,854	1,539,070
Banco de Sabadell SA	625,128	1,990,127
Banco Santander SA	1,758,123	14,558,801
Bank First Corp.	1,421	167,181
Bank Hapoalim BM	145,598	2,796,655
Bank Leumi Le-Israel BM	174,003	3,237,419
Bank of America Corp.	462,665	21,893,308
Bank of Hawaii Corp.	5,654	381,815
Bank of Ireland Group PLC	114,302	1,628,818
Bank of Marin Bancorp	2,446	55,867
Bank OZK	17,249	811,738
Bank7 Corp.	713	29,825
Bankinter SA	78,218	1,021,095
BankUnited, Inc.	10,805	384,550
Bankwell Financial Group, Inc.	1,124	40,498
Banner Corp.	4,860	311,769
Banque Cantonale Vaudoise	3,495	403,088
Bar Harbor Bankshares	2,491	74,630
Barclays PLC	1,659,387	7,667,639
BayCom Corp.	1,894	52,483
BCB Bancorp, Inc.	3,368	28,359
Berkshire Hills Bancorp, Inc.	7,148	178,986
Blue Foundry Bancorp (A)	3,929	37,601
Blue Ridge Bankshares, Inc. (A)	10,349	37,153
BNP Paribas SA	118,086	10,592,515
BOC Hong Kong Holdings, Ltd.	429,362	1,869,117
BPER Banca SpA	115,465	1,047,992
Bridgewater Bancshares, Inc. (A)	3,356	53,394

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Brookline Bancorp, Inc.	13,965	$147,331
Burke & Herbert Financial Services Corp.	2,019	120,595
Business First Bancshares, Inc.	4,578	112,848
BV Financial, Inc. (A)	1,527	23,256
Byline Bancorp, Inc.	4,815	128,705
C&F Financial Corp.	505	31,174
Cadence Bank	55,759	1,783,173
CaixaBank SA	457,872	3,967,376
California BanCorp (A)	3,371	53,127
Camden National Corp.	2,510	101,856
Capital Bancorp, Inc.	2,012	67,563
Capital City Bank Group, Inc.	2,338	92,000
Capitol Federal Financial, Inc.	18,935	115,504
Carter Bankshares, Inc. (A)	3,708	64,297
Cathay General Bancorp	9,776	445,101
CB Financial Services, Inc.	855	24,368
Central Pacific Financial Corp.	3,938	110,382
Chemung Financial Corp.	744	36,062
ChoiceOne Financial Services, Inc.	2,143	61,504
Citigroup, Inc.	131,874	11,225,115
Citizens & Northern Corp.	2,674	50,646
Citizens Financial Group, Inc.	30,620	1,370,245
Citizens Financial Services, Inc.	756	44,392
City Holding Company	2,066	252,920
Civista Bancshares, Inc.	2,615	60,668
CNB Financial Corp.	3,846	87,920
Coastal Financial Corp. (A)	1,928	186,765
Colony Bankcorp, Inc.	3,071	50,579
Columbia Banking System, Inc.	34,318	802,355
Columbia Financial, Inc. (A)	4,814	69,851
Comerica, Inc.	21,455	1,279,791
Commerce Bancshares, Inc.	19,824	1,232,458
Commerzbank AG	103,092	3,248,741
Commonwealth Bank of Australia	194,170	23,632,096
Community Financial System, Inc.	7,785	442,733
Community Trust Bancorp, Inc.	2,514	133,041
Community West Bancshares	2,713	52,931
Concordia Financial Group, Ltd.	119,528	775,709
ConnectOne Bancorp, Inc.	7,151	165,617
Credit Agricole SA	122,883	2,324,736
Cullen/Frost Bankers, Inc.	10,496	1,349,156
Customers Bancorp, Inc. (A)	4,313	253,346
CVB Financial Corp.	19,301	381,967
Danske Bank A/S	80,032	3,268,811
DBS Group Holdings, Ltd.	247,156	8,725,113
Dime Community Bancshares, Inc.	5,980	161,101
DNB Bank ASA	103,905	2,873,449
Eagle Bancorp, Inc.	4,498	87,621
Eagle Financial Services, Inc.	757	23,179
East West Bancorp, Inc.	22,502	2,272,252
Eastern Bankshares, Inc.	28,673	437,837
Enterprise Bancorp, Inc.	1,615	64,019
Enterprise Financial Services Corp.	5,374	296,107
Equity Bancshares, Inc., Class A	2,467	100,654
Erste Group Bank AG	35,723	3,040,931
Esquire Financial Holdings, Inc.	1,092	103,369
ESSA Bancorp, Inc.	1,618	31,389
Farmers & Merchants Bancorp, Inc.	1,954	49,397
Farmers National Banc Corp.	6,400	88,256
FB Bancorp, Inc. (A)	2,554	28,733
FB Financial Corp.	5,177	234,518
Fidelity D&D Bancorp, Inc.	761	35,006
Fifth Third Bancorp	47,129	1,938,416
Financial Institutions, Inc.	3,163	81,226
FinecoBank SpA	70,959	1,574,122
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Bancorp (North Carolina)	5,962	$262,865
First Bancorp (Puerto Rico)	23,299	485,318
First Bank	3,724	57,610
First Busey Corp.	12,574	287,756
First Business Financial Services, Inc.	1,271	64,389
First Commonwealth Financial Corp.	15,348	249,098
First Community Bankshares, Inc.	2,526	98,943
First Community Corp.	1,224	29,841
First Financial Bancorp	13,541	328,505
First Financial Bankshares, Inc.	40,902	1,471,654
First Financial Corp.	1,684	91,256
First Financial Northwest, Inc. (A)(D)	1,060	594
First Foundation, Inc. (A)	9,867	50,322
First Horizon Corp.	82,814	1,755,657
First Internet Bancorp	1,287	34,620
First Interstate BancSystem, Inc., Class A	12,541	361,432
First Merchants Corp.	8,539	327,044
First Mid Bancshares, Inc.	3,293	123,455
First National Corp.	1,307	25,447
First Savings Financial Group, Inc.	955	23,913
First United Corp.	973	30,173
First Western Financial, Inc. (A)	1,371	30,930
Firstsun Capital Bancorp (A)	1,896	65,886
Five Star Bancorp	2,718	77,572
Flagstar Financial, Inc.	94,330	999,898
Flushing Financial Corp.	5,282	62,750
FNB Corp.	58,744	856,488
Franklin Financial Services Corp.	695	24,064
FS Bancorp, Inc.	1,081	42,570
Fulton Financial Corp.	25,910	467,416
FVCBankcorp, Inc. (A)	2,783	32,839
GBank Financial Holdings, Inc. (A)	1,412	49,999
German American Bancorp, Inc.	5,531	212,999
Glacier Bancorp, Inc.	36,065	1,553,680
Great Southern Bancorp, Inc.	1,366	80,293
Greene County Bancorp, Inc.	1,239	27,531
Guaranty Bancshares, Inc.	1,441	61,156
Hancock Whitney Corp.	26,201	1,503,937
Hang Seng Bank, Ltd.	87,358	1,310,909
Hanmi Financial Corp.	4,549	112,269
HarborOne Bancorp, Inc.	6,648	77,649
Hawthorn Bancshares, Inc.	969	28,237
HBT Financial, Inc.	2,406	60,655
Heritage Commerce Corp.	8,513	84,534
Heritage Financial Corp.	5,121	122,085
Hilltop Holdings, Inc.	6,875	208,656
Home Bancorp, Inc.	1,121	58,045
Home BancShares, Inc.	57,140	1,626,204
HomeStreet, Inc. (A)	2,876	37,589
HomeTrust Bancshares, Inc.	2,687	100,521
Hope Bancorp, Inc.	17,602	188,869
Horizon Bancorp, Inc.	6,725	103,431
HSBC Holdings PLC	2,050,593	24,804,342
Huntington Bancshares, Inc.	102,861	1,723,950
Independent Bank Corp. (Massachusetts)	6,179	388,566
Independent Bank Corp. (Michigan)	3,278	106,240
ING Groep NV	365,190	8,004,121
International Bancshares Corp.	16,681	1,110,287
Intesa Sanpaolo SpA	1,755,878	10,114,581
Investar Holding Corp.	1,501	28,999
Israel Discount Bank, Ltd., Class A	142,656	1,422,954
Japan Post Bank Company, Ltd.	209,107	2,254,284
John Marshall Bancorp, Inc.	1,961	36,337
JPMorgan Chase & Co.	196,222	56,886,720
KBC Group NV	26,646	2,750,123

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Kearny Financial Corp.	9,144	$59,070
KeyCorp	69,643	1,213,181
Lakeland Financial Corp.	3,798	233,387
Landmark Bancorp, Inc.	850	22,474
LCNB Corp.	2,212	32,140
LINKBANCORP, Inc.	3,609	26,382
Live Oak Bancshares, Inc.	5,245	156,301
Lloyds Banking Group PLC	6,978,833	7,338,351
M&T Bank Corp.	11,334	2,198,683
Mediobanca Banca di Credito Finanziario SpA (C)	58,010	1,349,949
Mercantile Bank Corp.	2,474	114,818
Metrocity Bankshares, Inc.	3,487	99,658
Metropolitan Bank Holding Corp. (A)	1,431	100,170
Mid Penn Bancorp, Inc.	3,037	85,643
Middlefield Banc Corp.	1,157	34,837
Midland States Bancorp, Inc.	3,161	54,749
MidWestOne Financial Group, Inc.	3,387	97,444
Mitsubishi UFJ Financial Group, Inc.	1,330,193	18,135,303
Mizrahi Tefahot Bank, Ltd.	18,043	1,176,977
Mizuho Financial Group, Inc.	277,085	7,691,859
MVB Financial Corp.	2,094	47,178
National Australia Bank, Ltd.	355,340	9,209,630
National Bank Holdings Corp., Class A	5,535	208,171
National Bankshares, Inc.	923	25,106
NatWest Group PLC	937,288	6,582,529
NB Bancorp, Inc. (A)	5,072	90,586
NBT Bancorp, Inc.	7,446	309,381
Nicolet Bankshares, Inc.	1,999	246,837
Nordea Bank ABP	364,540	5,408,938
Northeast Bank	1,105	98,334
Northeast Community Bancorp, Inc.	1,977	45,955
Northfield Bancorp, Inc.	6,099	70,017
Northpointe Bancshares, Inc.	1,801	24,692
Northrim BanCorp, Inc.	833	77,686
Northwest Bancshares, Inc.	17,561	224,430
Norwood Financial Corp.	1,151	29,673
Oak Valley Bancorp	1,038	28,275
OceanFirst Financial Corp.	8,381	147,589
OFG Bancorp	6,621	283,379
Old National Bancorp	99,552	2,124,440
Old Point Financial Corp.	661	25,944
Old Second Bancorp, Inc.	6,296	111,691
OP Bancorp	2,073	26,928
Orange County Bancorp, Inc.	1,592	41,137
Origin Bancorp, Inc.	4,533	162,009
Orrstown Financial Services, Inc.	2,841	90,429
Oversea-Chinese Banking Corp., Ltd.	392,896	5,038,229
Pacific Premier Bancorp, Inc.	13,953	294,269
Park National Corp.	2,177	364,125
Parke Bancorp, Inc.	1,666	33,936
Pathward Financial, Inc.	3,386	267,900
PCB Bancorp	2,052	43,051
Peapack-Gladstone Financial Corp.	2,604	73,563
Penns Woods Bancorp, Inc.	1,177	35,734
Peoples Bancorp, Inc.	5,319	162,442
Peoples Financial Services Corp.	1,442	71,192
Pinnacle Financial Partners, Inc.	12,551	1,385,756
Pioneer Bancorp, Inc. (A)	1,705	20,511
Plumas Bancorp	927	41,214
Ponce Financial Group, Inc. (A)	3,231	44,717
Preferred Bank	1,731	149,809
Primis Financial Corp.	3,821	41,458
Princeton Bancorp, Inc. (C)	727	22,203
Prosperity Bancshares, Inc.	15,556	1,092,653
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Provident Bancorp, Inc. (A)	3,136	$39,169
Provident Financial Services, Inc.	18,767	328,986
QCR Holdings, Inc.	2,401	163,028
RBB Bancorp	2,804	48,257
Red River Bancshares, Inc.	745	43,732
Regions Financial Corp.	63,468	1,492,767
Renasant Corp.	13,594	488,432
Republic Bancorp, Inc., Class A	1,334	97,529
Resona Holdings, Inc.	240,925	2,225,138
Richmond Mutual BanCorp, Inc.	1,620	22,356
Riverview Bancorp, Inc.	3,963	21,797
S&T Bancorp, Inc.	5,824	220,264
Seacoast Banking Corp. of Florida	12,712	351,105
ServisFirst Bancshares, Inc.	7,615	590,239
Shore Bancshares, Inc.	5,031	79,087
Sierra Bancorp	2,125	63,091
Simmons First National Corp., Class A	18,196	344,996
Skandinaviska Enskilda Banken AB, A Shares	184,123	3,209,361
SmartFinancial, Inc.	2,364	79,856
Societe Generale SA	83,574	4,780,784
South Plains Financial, Inc.	2,307	83,144
Southern First Bancshares, Inc. (A)	1,328	50,504
Southern Missouri Bancorp, Inc.	1,516	83,046
Southern States Bancshares, Inc.	1,360	49,463
Southside Bancshares, Inc.	4,525	133,171
SouthState Corp.	16,073	1,479,198
Standard Chartered PLC	234,230	3,876,162
Stellar Bancorp, Inc.	6,902	193,118
Stock Yards Bancorp, Inc.	3,932	310,549
Sumitomo Mitsui Financial Group, Inc.	428,172	10,781,779
Sumitomo Mitsui Trust Group, Inc.	74,487	1,981,163
Svenska Handelsbanken AB, A Shares	169,240	2,265,664
Swedbank AB, A Shares	98,509	2,609,141
Synovus Financial Corp.	22,696	1,174,518
Texas Capital Bancshares, Inc. (A)	14,077	1,117,714
The Bancorp, Inc. (A)	6,708	382,155
The Bank of NT Butterfield & Son, Ltd.	6,298	278,875
The Chiba Bank, Ltd.	65,425	604,640
The First Bancorp, Inc.	1,783	45,306
The Hingham Institution for Savings (C)	225	55,879
The PNC Financial Services Group, Inc.	27,930	5,206,711
Third Coast Bancshares, Inc. (A)	1,947	63,608
Timberland Bancorp, Inc.	1,222	38,126
Tompkins Financial Corp.	2,032	127,467
Towne Bank	10,385	354,959
TriCo Bancshares	4,609	186,618
Triumph Financial, Inc. (A)	3,312	182,524
Truist Financial Corp.	92,459	3,974,812
Trustmark Corp.	8,171	297,915
U.S. Bancorp	110,006	4,977,772
UMB Financial Corp.	22,133	2,327,506
UniCredit SpA	162,662	10,911,913
United Bankshares, Inc.	43,539	1,586,126
United Community Banks, Inc.	17,638	525,436
United Overseas Bank, Ltd.	146,517	4,146,973
Unity Bancorp, Inc.	1,204	56,684
Univest Financial Corp.	4,509	135,450
USCB Financial Holdings, Inc.	1,534	25,372
Valley National Bancorp	147,920	1,320,926
Veritex Holdings, Inc.	7,629	199,117
Virginia National Bankshares Corp.	718	26,566
WaFd, Inc.	11,817	346,002
Washington Trust Bancorp, Inc.	3,011	85,151
Webster Financial Corp.	27,466	1,499,644

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	229,766	$18,408,852
WesBanco, Inc.	13,701	433,363
West BanCorp, Inc.	2,776	54,493
Westamerica BanCorp	3,717	180,051
Western Alliance Bancorp	17,797	1,387,810
Western New England Bancorp, Inc.	3,814	35,203
Westpac Banking Corp.	397,190	8,851,985
Wintrust Financial Corp.	10,927	1,354,729
WSFS Financial Corp.	8,420	463,100
Zions Bancorp NA	24,093	1,251,390
		494,503,416
Capital markets – 3.2%
3i Group PLC	112,942	6,391,635
Acadian Asset Management, Inc.	4,146	146,105
Affiliated Managers Group, Inc.	4,641	913,210
AlTi Global, Inc. (A)	7,201	29,884
Ameriprise Financial, Inc.	6,723	3,588,267
Amundi SA (B)	7,150	579,549
Artisan Partners Asset Management, Inc., Class A	9,079	402,472
ASX, Ltd.	22,544	1,035,118
BGC Group, Inc., Class A	52,828	540,430
BlackRock, Inc.	10,282	10,788,389
Cboe Global Markets, Inc.	7,393	1,724,122
CME Group, Inc.	25,443	7,012,600
Cohen & Steers, Inc.	4,119	310,367
Coinbase Global, Inc., Class A (A)	14,927	5,231,764
CVC Capital Partners PLC (B)	24,667	507,189
Daiwa Securities Group, Inc.	154,780	1,099,251
Deutsche Bank AG	214,752	6,366,415
Deutsche Boerse AG	21,848	7,137,514
Diamond Hill Investment Group, Inc.	389	56,526
DigitalBridge Group, Inc.	25,408	262,973
Donnelley Financial Solutions, Inc. (A)	3,929	242,223
EQT AB	43,202	1,449,254
Euronext NV (B)	9,071	1,554,243
Evercore, Inc., Class A	5,870	1,585,017
FactSet Research Systems, Inc.	2,679	1,198,263
Federated Hermes, Inc.	12,320	546,022
Forge Global Holdings, Inc. (A)	1,636	31,149
Franklin Resources, Inc.	21,893	522,148
Futu Holdings, Ltd., ADR	7,148	883,421
GCM Grosvenor, Inc., Class A	7,235	83,637
Hamilton Lane, Inc., Class A	7,075	1,005,499
Hong Kong Exchanges & Clearing, Ltd.	139,750	7,516,668
Houlihan Lokey, Inc.	8,782	1,580,321
Interactive Brokers Group, Inc., Class A	71,157	3,942,809
Intercontinental Exchange, Inc.	40,502	7,430,902
Invesco, Ltd.	31,603	498,379
Janus Henderson Group PLC	20,579	799,288
Japan Exchange Group, Inc.	115,140	1,166,371
Jefferies Financial Group, Inc.	26,603	1,454,918
Julius Baer Group, Ltd.	23,902	1,621,388
KKR & Company, Inc.	47,793	6,357,903
London Stock Exchange Group PLC	55,300	8,087,466
Macquarie Group, Ltd.	42,012	6,318,841
Marex Group PLC	4,769	188,232
MarketAxess Holdings, Inc.	2,648	591,404
Moelis & Company, Class A	10,874	677,668
Moody's Corp.	10,924	5,479,369
Morgan Stanley	87,222	12,286,091
Morningstar, Inc.	4,346	1,364,340
MSCI, Inc.	5,463	3,150,731
Nasdaq, Inc.	29,186	2,609,812
Nomura Holdings, Inc.	348,712	2,297,908
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Northern Trust Corp.	13,735	$1,741,461
Open Lending Corp. (A)	17,337	33,634
P10, Inc., Class A	8,390	85,746
Partners Group Holding AG	2,633	3,444,823
Patria Investments, Ltd., Class A	9,117	128,185
Perella Weinberg Partners	9,068	176,101
Piper Sandler Companies	2,552	709,303
PJT Partners, Inc., Class A	3,353	553,279
Raymond James Financial, Inc.	12,821	1,966,357
S&P Global, Inc.	22,163	11,686,328
SBI Holdings, Inc.	31,634	1,102,291
Schroders PLC	84,098	418,229
SEI Investments Company	15,447	1,388,067
Silvercrest Asset Management Group, Inc., Class A	1,982	31,435
Singapore Exchange, Ltd.	99,469	1,164,704
State Street Corp.	20,136	2,141,262
StepStone Group, Inc., Class A	9,275	514,763
Stifel Financial Corp.	16,772	1,740,598
StoneX Group, Inc. (A)	6,672	608,086
T. Rowe Price Group, Inc.	15,556	1,501,154
The Bank of New York Mellon Corp.	50,514	4,602,331
The Blackstone Group, Inc.	51,518	7,706,062
The Carlyle Group, Inc.	34,787	1,788,052
The Charles Schwab Corp.	120,592	11,002,814
The Goldman Sachs Group, Inc.	21,665	15,333,404
UBS Group AG	381,618	12,956,595
Victory Capital Holdings, Inc., Class A	6,493	413,409
Virtus Investment Partners, Inc.	948	171,967
Westwood Holdings Group, Inc.	1,736	27,082
WisdomTree, Inc.	17,791	204,774
		223,987,761
Consumer finance – 0.5%
Ally Financial, Inc.	45,136	1,758,047
American Express Company	39,078	12,465,100
Atlanticus Holdings Corp. (A)	873	47,797
Bread Financial Holdings, Inc.	6,831	390,187
Capital One Financial Corp.	45,161	9,608,454
Dave, Inc. (A)	1,372	368,259
Encore Capital Group, Inc. (A)	3,513	135,988
Enova International, Inc. (A)	3,581	399,353
FirstCash Holdings, Inc.	12,137	1,640,194
Green Dot Corp., Class A (A)	8,117	87,501
LendingClub Corp. (A)	16,780	201,863
LendingTree, Inc. (A)	1,692	62,722
Medallion Financial Corp.	2,725	25,969
Navient Corp.	10,353	145,977
Nelnet, Inc., Class A	2,054	248,780
NerdWallet, Inc., Class A (A)	6,386	70,054
Oportun Financial Corp. (A)	5,178	37,074
OppFi, Inc. (C)	3,649	51,050
PRA Group, Inc. (A)	5,962	87,940
PROG Holdings, Inc.	5,963	175,014
Regional Management Corp.	1,525	44,545
SLM Corp.	34,263	1,123,484
Synchrony Financial	26,877	1,793,771
Upstart Holdings, Inc. (A)	12,437	804,425
World Acceptance Corp. (A)	514	84,872
		31,858,420
Financial services – 2.9%
Acacia Research Corp. (A)	6,868	24,587
Adyen NV (A)(B)	2,923	5,368,198
Alerus Financial Corp.	3,539	76,584
Apollo Global Management, Inc.	31,878	4,522,532
AvidXchange Holdings, Inc. (A)	25,694	251,544

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Banca Mediolanum SpA	25,945	$447,116
Banco Latinoamericano de Comercio Exterior SA, Class E	4,376	176,353
Berkshire Hathaway, Inc., Class B (A)	129,474	62,894,585
Burford Capital, Ltd.	28,883	411,872
Cannae Holdings, Inc.	8,779	183,042
Cantaloupe, Inc. (A)(C)	8,210	90,228
Cass Information Systems, Inc.	1,917	83,294
Compass Diversified Holdings	12,176	76,465
Corpay, Inc. (A)	4,977	1,651,468
Edenred SE	28,024	870,440
Enact Holdings, Inc.	4,291	159,411
Equitable Holdings, Inc.	49,616	2,783,458
Essent Group, Ltd.	31,086	1,887,853
Eurazeo SE	4,664	333,442
Euronet Worldwide, Inc. (A)	6,637	672,859
EVERTEC, Inc.	9,624	346,945
EXOR NV	10,257	1,035,419
Federal Agricultural Mortgage Corp., Class C	1,378	267,718
Fidelity National Information Services, Inc.	37,096	3,019,985
Fiserv, Inc. (A)	39,146	6,749,162
Flywire Corp. (A)	17,633	206,306
Global Payments, Inc.	17,220	1,378,289
Groupe Bruxelles Lambert NV	9,636	822,537
HA Sustainable Infrastructure Capital, Inc.	18,044	484,662
Industrivarden AB, A Shares	13,828	502,695
Industrivarden AB, C Shares	17,967	650,616
Infratil, Ltd.	106,712	688,583
International Money Express, Inc. (A)	4,350	43,892
Investor AB, B Shares	200,829	5,951,242
Jack Henry & Associates, Inc.	5,141	926,254
Jackson Financial, Inc., Class A	10,506	932,828
L.E. Lundbergforetagen AB, B Shares	8,819	440,223
M&G PLC	265,027	936,795
Marqeta, Inc., Class A (A)	57,265	333,855
Mastercard, Inc., Class A	57,271	32,182,866
Merchants Bancorp	3,955	130,792
MGIC Investment Corp.	38,765	1,079,218
Mitsubishi HC Capital, Inc.	102,116	751,852
NCR Atleos Corp. (A)	10,840	309,265
NewtekOne, Inc.	3,956	44,624
Nexi SpA (B)	57,094	340,983
NMI Holdings, Inc. (A)	11,481	484,383
Onity Group, Inc. (A)	1,073	40,956
ORIX Corp.	134,938	3,045,100
PagSeguro Digital, Ltd., Class A	26,189	252,462
Payoneer Global, Inc. (A)	41,563	284,707
PayPal Holdings, Inc. (A)	68,667	5,103,331
Paysafe, Ltd. (A)	4,981	62,860
Paysign, Inc. (A)	5,504	39,629
PennyMac Financial Services, Inc.	4,297	428,153
Priority Technology Holdings, Inc. (A)	3,958	30,793
Radian Group, Inc.	20,498	738,338
Remitly Global, Inc. (A)	22,953	430,828
Repay Holdings Corp. (A)	11,694	56,365
Security National Financial Corp., Class A (A)	2,442	24,054
Sezzle, Inc. (A)(C)	2,183	391,303
Shift4 Payments, Inc., Class A (A)(C)	11,016	1,091,796
Sofina SA	1,788	591,379
StoneCo, Ltd., Class A (A)	35,841	574,890
The Western Union Company	53,963	454,368
TrustCo Bank Corp. NY	2,666	89,098
Velocity Financial, Inc. (A)	1,893	35,096
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	120,806	$42,892,170
Voya Financial, Inc.	15,722	1,116,262
Walker & Dunlop, Inc.	4,846	341,546
Washington H. Soul Pattinson & Company, Ltd.	27,732	766,666
Waterstone Financial, Inc.	3,075	42,466
WEX, Inc. (A)	5,591	821,262
Wise PLC, Class A (A)	77,303	1,104,303
		204,857,501
Insurance – 3.4%
Admiral Group PLC	30,209	1,356,582
Aegon, Ltd.	153,421	1,111,798
Aflac, Inc.	34,356	3,623,184
Ageas SA/NV	17,312	1,171,116
AIA Group, Ltd.	1,240,876	11,240,400
Allianz SE	44,806	18,183,771
Ambac Financial Group, Inc. (A)	7,316	51,944
American Coastal Insurance Corp.	3,825	42,534
American Financial Group, Inc.	11,727	1,480,065
American International Group, Inc.	40,692	3,482,828
AMERISAFE, Inc.	2,836	124,018
Aon PLC, Class A	15,247	5,439,520
Arch Capital Group, Ltd.	26,352	2,399,350
Arthur J. Gallagher & Company	18,082	5,788,410
ASR Nederland NV	17,164	1,140,472
Assurant, Inc.	3,580	707,014
Aviva PLC	310,722	2,641,673
AXA SA	205,584	10,095,209
Baloise Holding AG	4,783	1,128,080
Bowhead Specialty Holdings, Inc. (A)	2,383	89,434
Brighthouse Financial, Inc. (A)	9,373	503,986
Brown & Brown, Inc.	16,796	1,862,173
Chubb, Ltd.	26,314	7,623,692
Cincinnati Financial Corp.	11,036	1,643,481
Citizens, Inc. (A)	7,937	27,700
CNO Financial Group, Inc.	30,620	1,181,320
Crawford & Company, Class A	2,726	28,841
Dai-ichi Life Holdings, Inc.	407,885	3,100,988
Donegal Group, Inc., Class A	2,774	55,549
eHealth, Inc. (A)	4,822	20,976
Employers Holdings, Inc.	3,423	161,497
Enstar Group, Ltd. (A)	1,724	579,885
Erie Indemnity Company, Class A	1,761	610,697
Everest Group, Ltd.	3,003	1,020,570
F&G Annuities & Life, Inc.	3,185	101,856
Fidelis Insurance Holdings, Ltd.	8,793	145,788
Fidelity National Financial, Inc.	42,597	2,387,988
First American Financial Corp.	16,800	1,031,352
Generali	100,154	3,562,629
Genworth Financial, Inc. (A)	59,817	465,376
Gjensidige Forsikring ASA	23,205	588,245
Globe Life, Inc.	5,828	724,362
Goosehead Insurance, Inc., Class A	3,529	372,345
Greenlight Capital Re, Ltd., Class A (A)	4,212	60,526
Hamilton Insurance Group, Ltd., Class B (A)	6,651	143,795
Hannover Rueck SE	6,996	2,204,534
HCI Group, Inc.	1,266	192,685
Helvetia Holding AG	4,307	1,011,181
Heritage Insurance Holdings, Inc. (A)	3,418	85,245
Hippo Holdings, Inc. (A)	2,716	75,858
Horace Mann Educators Corp.	5,991	257,433
Insurance Australia Group, Ltd.	274,440	1,631,552
Investors Title Company	206	43,528
James River Group Holdings, Ltd.	5,932	34,762

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Japan Post Holdings Company, Ltd.	206,974	$1,917,038
Japan Post Insurance Company, Ltd.	22,232	503,338
Kemper Corp.	9,821	633,847
Kingstone Companies, Inc. (A)	1,699	26,182
Kingsway Financial Services, Inc. (A)	3,111	42,123
Kinsale Capital Group, Inc.	3,616	1,749,782
Legal & General Group PLC	681,351	2,384,003
Lemonade, Inc. (A)(C)	8,236	360,819
Loews Corp.	12,290	1,126,501
Marsh & McLennan Companies, Inc.	34,789	7,606,267
MBIA, Inc. (A)	7,768	33,713
Medibank Private, Ltd.	319,530	1,061,127
Mercury General Corp.	3,963	266,868
MetLife, Inc.	39,814	3,201,842
MS&AD Insurance Group Holdings, Inc.	149,297	3,337,624
Muenchener Rueckversicherungs-Gesellschaft AG	15,520	10,077,673
NN Group NV	31,213	2,076,886
Old Republic International Corp.	37,125	1,427,085
Oscar Health, Inc., Class A (A)	27,094	580,895
Palomar Holdings, Inc. (A)	3,892	600,341
Phoenix Group Holdings PLC	81,477	737,132
Poste Italiane SpA (B)	53,041	1,139,632
Primerica, Inc.	5,365	1,468,240
Principal Financial Group, Inc.	14,564	1,156,819
ProAssurance Corp. (A)	7,631	174,216
Prudential Financial, Inc.	24,995	2,685,463
Prudential PLC	302,748	3,789,267
QBE Insurance Group, Ltd.	175,205	2,698,003
Reinsurance Group of America, Inc.	10,790	2,140,304
RenaissanceRe Holdings, Ltd.	7,943	1,929,355
RLI Corp.	13,635	984,720
Root, Inc., Class A (A)	1,574	201,425
Ryan Specialty Holdings, Inc.	17,575	1,194,924
Safety Insurance Group, Inc.	2,148	170,530
Sampo OYJ, A Shares	280,930	3,023,511
Selective Insurance Group, Inc.	18,787	1,627,894
SelectQuote, Inc. (A)	21,337	50,782
SiriusPoint, Ltd. (A)	15,298	311,926
Skyward Specialty Insurance Group, Inc. (A)	5,234	302,473
Sompo Holdings, Inc.	103,432	3,116,901
Stewart Information Services Corp.	4,056	264,046
Suncorp Group, Ltd.	125,656	1,790,804
Swiss Life Holding AG	3,333	3,374,207
Swiss Re AG	34,997	6,054,027
T&D Holdings, Inc.	56,808	1,246,941
Talanx AG	7,490	971,017
The Allstate Corp.	18,698	3,764,094
The Baldwin Insurance Group, Inc. (A)	10,371	443,983
The Hanover Insurance Group, Inc.	5,864	996,118
The Hartford Insurance Group, Inc.	20,061	2,545,139
The Progressive Corp.	41,391	11,045,602
The Travelers Companies, Inc.	15,997	4,279,837
Tiptree, Inc.	3,651	86,091
Tokio Marine Holdings, Inc.	213,179	9,034,745
Trupanion, Inc. (A)	5,488	303,761
Tryg A/S	39,336	1,016,882
Unipol Assicurazioni SpA	41,623	824,334
United Fire Group, Inc.	3,194	91,668
Universal Insurance Holdings, Inc.	3,802	105,429
Unum Group	26,190	2,115,104
W.R. Berkley Corp.	21,160	1,554,625
Willis Towers Watson PLC	7,000	2,145,500
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Zurich Insurance Group AG	16,982	$11,882,693
		238,693,915
Mortgage real estate investment trusts – 0.1%
ACRES Commercial Realty Corp. (A)	1,238	22,210
AG Mortgage Investment Trust, Inc.	4,576	34,549
Annaly Capital Management, Inc.	98,790	1,859,228
Apollo Commercial Real Estate Finance, Inc.	20,422	197,685
Arbor Realty Trust, Inc.	28,240	302,168
Ares Commercial Real Estate Corp.	7,997	38,146
ARMOUR Residential REIT, Inc.	11,892	199,905
Blackstone Mortgage Trust, Inc., Class A	23,773	457,630
BrightSpire Capital, Inc.	19,172	96,819
Chicago Atlantic Real Estate Finance, Inc.	2,899	40,470
Chimera Investment Corp.	11,621	161,183
Claros Mortgage Trust, Inc.	14,552	41,473
Dynex Capital, Inc.	14,997	183,263
Ellington Financial, Inc.	13,159	170,935
Franklin BSP Realty Trust, Inc.	12,252	130,974
Invesco Mortgage Capital, Inc.	9,817	76,965
KKR Real Estate Finance Trust, Inc.	8,870	77,790
Ladder Capital Corp.	17,778	191,114
MFA Financial, Inc.	15,056	142,430
New York Mortgage Trust, Inc.	13,354	89,472
Nexpoint Real Estate Finance, Inc.	1,655	22,822
Orchid Island Capital, Inc.	15,837	111,017
PennyMac Mortgage Investment Trust	12,741	163,849
Ready Capital Corp.	25,219	110,207
Redwood Trust, Inc.	19,670	116,250
Rithm Property Trust, Inc.	7,829	21,138
Seven Hills Realty Trust	2,751	33,205
Starwood Property Trust, Inc.	52,650	1,056,686
TPG RE Finance Trust, Inc.	9,878	76,258
Two Harbors Investment Corp.	15,264	164,393
		6,390,234
		1,200,291,247
Health care – 9.9%
Biotechnology – 1.6%
4D Molecular Therapeutics, Inc. (A)	6,474	24,019
89bio, Inc. (A)	18,644	183,084
AbbVie, Inc.	124,719	23,150,341
Abeona Therapeutics, Inc. (A)	6,942	39,431
Absci Corp. (A)(C)	16,580	42,611
ACADIA Pharmaceuticals, Inc. (A)	18,381	396,478
ADC Therapeutics SA (A)	11,189	29,987
ADMA Biologics, Inc. (A)	34,247	623,638
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Agios Pharmaceuticals, Inc. (A)	8,357	277,954
Akebia Therapeutics, Inc. (A)	37,362	135,998
Akero Therapeutics, Inc. (A)	10,354	552,489
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Aldeyra Therapeutics, Inc. (A)	8,710	33,359
Alkermes PLC (A)	23,914	684,180
Allogene Therapeutics, Inc. (A)	23,967	27,083
Altimmune, Inc. (A)(C)	11,574	44,791
Amgen, Inc.	37,965	10,600,208
Amicus Therapeutics, Inc. (A)	41,505	237,824
AnaptysBio, Inc. (A)	2,949	65,468
Anavex Life Sciences Corp. (A)(C)	12,566	115,859
Anika Therapeutics, Inc. (A)	2,232	23,615
Annexon, Inc. (A)	15,649	37,558
Apogee Therapeutics, Inc. (A)	4,762	206,814
Arbutus Biopharma Corp. (A)	24,202	74,784
Arcellx, Inc. (A)	5,430	357,566

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arcturus Therapeutics Holdings, Inc. (A)	3,908	$50,843
Arcus Biosciences, Inc. (A)	10,637	86,585
Arcutis Biotherapeutics, Inc. (A)	15,865	222,427
Ardelyx, Inc. (A)	35,342	138,541
Argenx SE (A)	7,085	3,922,134
ArriVent Biopharma, Inc. (A)	3,656	79,591
Arrowhead Pharmaceuticals, Inc. (A)	17,906	282,915
ARS Pharmaceuticals, Inc. (A)(C)	8,215	143,352
Astria Therapeutics, Inc. (A)	6,903	37,000
aTyr Pharma, Inc. (A)	13,383	67,852
Aura Biosciences, Inc. (A)	6,524	40,840
Aurinia Pharmaceuticals, Inc. (A)	17,590	148,987
Avidity Biosciences, Inc. (A)	16,945	481,238
Avita Medical, Inc. (A)(C)	4,717	24,953
Beam Therapeutics, Inc. (A)	14,212	241,746
Bicara Therapeutics, Inc. (A)(C)	5,230	48,587
BioCryst Pharmaceuticals, Inc. (A)	31,039	278,109
Biogen, Inc. (A)	10,346	1,299,354
Biohaven, Ltd. (A)	13,513	190,668
BioMarin Pharmaceutical, Inc. (A)	31,310	1,721,111
Blueprint Medicines Corp. (A)	9,435	1,209,378
Bridgebio Pharma, Inc. (A)	23,081	996,638
Candel Therapeutics, Inc. (A)(C)	6,036	30,542
Capricor Therapeutics, Inc. (A)(C)	5,748	57,078
Cardiff Oncology, Inc. (A)(C)	9,586	30,196
CareDx, Inc. (A)	8,081	157,903
Cargo Therapeutics, Inc. (A)	6,032	24,852
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	17,103	371,135
Celcuity, Inc. (A)	4,674	62,398
Celldex Therapeutics, Inc. (A)	9,829	200,020
CG Oncology, Inc. (A)	8,312	216,112
Chinook Therapeutics, Inc. (A)(D)	9,357	13,110
Cidara Therapeutics, Inc. (A)	1,557	75,841
Cogent Biosciences, Inc. (A)	16,028	115,081
Compass Therapeutics, Inc. (A)	14,310	37,206
Corvus Pharmaceuticals, Inc. (A)	8,294	33,176
Crinetics Pharmaceuticals, Inc. (A)	13,408	385,614
CRISPR Therapeutics AG (A)	12,223	594,527
CSL, Ltd.	56,182	8,874,540
Cullinan Therapeutics, Inc. (A)	7,804	58,764
Cytokinetics, Inc. (A)	36,780	1,215,211
Day One Biopharmaceuticals, Inc. (A)	11,204	72,826
Denali Therapeutics, Inc. (A)	19,852	277,729
Design Therapeutics, Inc. (A)	5,105	17,204
Dianthus Therapeutics, Inc. (A)(C)	3,005	55,983
Disc Medicine, Inc. (A)	3,670	194,363
Dynavax Technologies Corp. (A)	15,758	156,319
Dyne Therapeutics, Inc. (A)	13,994	133,223
Editas Medicine, Inc. (A)	13,293	29,245
Emergent BioSolutions, Inc. (A)	8,040	51,295
Enanta Pharmaceuticals, Inc. (A)	3,291	24,880
Entrada Therapeutics, Inc. (A)	3,696	24,837
Erasca, Inc. (A)	27,770	35,268
Exelixis, Inc. (A)	44,524	1,962,395
Fate Therapeutics, Inc. (A)	18,789	21,044
Fennec Pharmaceuticals, Inc. (A)	4,013	33,308
Genmab A/S (A)	7,440	1,545,053
Geron Corp. (A)	91,446	128,939
Gilead Sciences, Inc.	87,829	9,737,601
Gossamer Bio, Inc. (A)	29,440	36,211
GRAIL, Inc. (A)	4,517	232,264
Grifols SA (A)	34,610	422,311
Halozyme Therapeutics, Inc. (A)	20,118	1,046,538
Heron Therapeutics, Inc. (A)	23,162	47,945
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Humacyte, Inc. (A)(C)	18,943	$39,591
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	12,564	264,095
ImmunityBio, Inc. (A)(C)	34,339	90,655
Immunome, Inc. (A)	11,100	103,230
Immunovant, Inc. (A)(C)	10,371	165,936
Incyte Corp. (A)	11,344	772,526
Inhibrx Biosciences, Inc. (A)	1,614	23,032
Inhibrx, Inc. (A)(D)	5,368	3,382
Inmune Bio, Inc. (A)(C)	2,857	6,600
Intellia Therapeutics, Inc. (A)	15,424	144,677
Iovance Biotherapeutics, Inc. (A)(C)	38,563	66,328
iTeos Therapeutics, Inc. (A)	4,707	46,929
Jade Biosciences, Inc.	4,979	49,740
Janux Therapeutics, Inc. (A)	5,872	135,643
KalVista Pharmaceuticals, Inc. (A)	6,005	67,887
Keros Therapeutics, Inc. (A)	5,100	68,085
Krystal Biotech, Inc. (A)	3,658	502,829
Kura Oncology, Inc. (A)	12,524	72,263
Kymera Therapeutics, Inc. (A)	6,962	303,822
Larimar Therapeutics, Inc. (A)	7,300	21,097
Madrigal Pharmaceuticals, Inc. (A)	2,493	754,482
MannKind Corp. (A)	45,415	169,852
MeiraGTx Holdings PLC (A)	6,655	43,391
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
Metsera, Inc. (A)(C)	2,679	76,218
MiMedx Group, Inc. (A)	18,256	111,544
Mineralys Therapeutics, Inc. (A)	6,027	81,545
Mirum Pharmaceuticals, Inc. (A)	6,452	328,342
Moderna, Inc. (A)	24,030	662,988
Monte Rosa Therapeutics, Inc. (A)	7,319	33,009
Myriad Genetics, Inc. (A)	13,861	73,602
Neurocrine Biosciences, Inc. (A)	16,158	2,030,899
Neurogene, Inc. (A)	1,512	22,604
Novavax, Inc. (A)(C)	22,207	139,904
Nurix Therapeutics, Inc. (A)	11,337	129,128
Nuvalent, Inc., Class A (A)	6,358	485,115
Olema Pharmaceuticals, Inc. (A)	9,190	39,149
Organogenesis Holdings, Inc. (A)	10,742	39,316
ORIC Pharmaceuticals, Inc. (A)	6,823	69,253
Oruka Therapeutics, Inc.	4,248	47,620
Palvella Therapeutics, Inc. (A)	1,103	24,862
PDL BioPharma, Inc. (A)(D)	23,030	3,685
Perspective Therapeutics, Inc. (A)	9,161	31,514
Praxis Precision Medicines, Inc. (A)	2,666	112,105
Precigen, Inc. (A)(C)	23,690	33,640
Prime Medicine, Inc. (A)(C)	9,397	23,211
Protagonist Therapeutics, Inc. (A)	8,644	477,754
Prothena Corp. PLC (A)	6,211	37,701
PTC Therapeutics, Inc. (A)	11,485	560,927
Puma Biotechnology, Inc. (A)	6,714	23,029
Recursion Pharmaceuticals, Inc., Class A (A)(C)	50,304	254,538
Regeneron Pharmaceuticals, Inc.	7,332	3,849,300
REGENXBIO, Inc. (A)	7,112	58,390
Regulus Therapeutics, Inc. (A)(D)	9,005	10,446
Relay Therapeutics, Inc. (A)	20,377	70,504
Replimune Group, Inc. (A)	9,991	92,816
Rezolute, Inc. (A)	10,302	45,947
Rhythm Pharmaceuticals, Inc. (A)	8,058	509,185
Rigel Pharmaceuticals, Inc. (A)	2,767	51,826
Rocket Pharmaceuticals, Inc. (A)	13,852	33,937
Roivant Sciences, Ltd. (A)	68,734	774,632
Sage Therapeutics, Inc. (A)	8,588	78,323
Sana Biotechnology, Inc. (A)(C)	20,390	55,665

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sarepta Therapeutics, Inc. (A)	16,045	$274,370
Savara, Inc. (A)	21,133	48,183
Scholar Rock Holding Corp. (A)	12,029	426,067
SELLAS Life Sciences Group, Inc. (A)	15,087	33,041
Sionna Therapeutics, Inc. (A)	1,958	33,971
Soleno Therapeutics, Inc. (A)	5,941	497,737
Solid Biosciences, Inc. (A)	9,993	48,666
SpringWorks Therapeutics, Inc. (A)	10,732	504,297
Spyre Therapeutics, Inc. (A)	7,463	111,721
Stoke Therapeutics, Inc. (A)	6,154	69,848
Swedish Orphan Biovitrum AB (A)	22,718	691,425
Syndax Pharmaceuticals, Inc. (A)	12,958	121,352
Tango Therapeutics, Inc. (A)(C)	11,544	59,105
Taysha Gene Therapies, Inc. (A)(C)	24,927	57,581
Tectonic Therapeutic, Inc. (A)	1,753	34,832
TG Therapeutics, Inc. (A)	21,452	772,057
Tonix Pharmaceuticals Holding Corp. (A)	1,127	40,549
Tourmaline Bio, Inc. (A)	2,923	46,739
Travere Therapeutics, Inc. (A)	13,120	194,176
Twist Bioscience Corp. (A)	8,748	321,839
Tyra Biosciences, Inc. (A)	3,857	36,911
United Therapeutics Corp. (A)	7,364	2,116,045
Upstream Bio, Inc. (A)(C)	5,307	58,271
UroGen Pharma, Ltd. (A)(C)	5,523	75,665
Vanda Pharmaceuticals, Inc. (A)	8,626	40,715
Vaxcyte, Inc. (A)	18,662	606,702
Vera Therapeutics, Inc. (A)	7,654	180,328
Veracyte, Inc. (A)	11,615	313,953
Verastem, Inc. (A)	7,147	29,660
Vericel Corp. (A)	7,473	317,976
Vertex Pharmaceuticals, Inc. (A)	18,132	8,072,366
Verve Therapeutics, Inc. (A)	10,103	113,457
Vir Biotechnology, Inc. (A)	13,670	68,897
Viridian Therapeutics, Inc. (A)	10,432	145,839
Voyager Therapeutics, Inc. (A)	8,311	25,847
Xencor, Inc. (A)	10,769	84,644
Xenon Pharmaceuticals, Inc. (A)	11,370	355,881
XOMA Royalty Corp. (A)	1,281	32,281
Y-mAbs Therapeutics, Inc. (A)	5,459	24,620
Zenas Biopharma, Inc. (A)	2,577	24,971
Zymeworks, Inc. (A)	7,729	96,999
		111,290,292
Health care equipment and supplies – 2.0%
Abbott Laboratories	122,844	16,708,012
Accuray, Inc. (A)	17,674	24,213
Alcon, Inc.	57,980	5,141,836
Align Technology, Inc. (A)	4,811	910,867
Alphatec Holdings, Inc. (A)	17,291	191,930
AngioDynamics, Inc. (A)	6,095	60,462
Artivion, Inc. (A)	5,736	178,390
AtriCure, Inc. (A)	7,221	236,632
Avanos Medical, Inc. (A)	6,897	84,419
Axogen, Inc. (A)	6,686	72,543
Baxter International, Inc.	36,233	1,097,135
Becton, Dickinson and Company	20,236	3,485,651
Beta Bionics, Inc. (A)(C)	2,068	30,110
BioMerieux	4,807	664,888
Bioventus, Inc., Class A (A)	7,267	48,108
Boston Scientific Corp. (A)	104,458	11,219,834
Butterfly Network, Inc. (A)	29,116	58,232
Ceribell, Inc. (A)	3,899	73,028
Cerus Corp. (A)	30,342	42,782
ClearPoint Neuro, Inc. (A)	4,024	48,047
Cochlear, Ltd.	7,588	1,500,725
Coloplast A/S, B Shares	14,634	1,393,200
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CONMED Corp.	4,603	$239,724
Delcath Systems, Inc. (A)	4,585	62,356
Demant A/S (A)	9,923	414,598
Dentsply Sirona, Inc.	32,538	516,703
DexCom, Inc. (A)	27,685	2,416,624
DiaSorin SpA	2,596	277,850
Edwards Lifesciences Corp. (A)	41,417	3,239,224
Electromed, Inc. (A)	1,170	25,728
Embecta Corp.	8,857	85,824
Enovis Corp. (A)	8,419	264,020
Envista Holdings Corp. (A)	27,671	540,691
EssilorLuxottica SA	34,505	9,474,822
Fisher & Paykel Healthcare Corp., Ltd.	68,023	1,494,106
GE HealthCare Technologies, Inc.	32,330	2,394,683
Glaukos Corp. (A)	8,248	851,936
Globus Medical, Inc., Class A (A)	18,441	1,088,388
Haemonetics Corp. (A)	15,625	1,165,781
Hologic, Inc. (A)	15,734	1,025,227
Hoya Corp.	40,130	4,765,923
ICU Medical, Inc. (A)	3,564	470,983
IDEXX Laboratories, Inc. (A)	5,678	3,045,339
Inogen, Inc. (A)	3,805	26,749
Insulet Corp. (A)	4,969	1,561,160
Integer Holdings Corp. (A)	5,037	619,400
Integra LifeSciences Holdings Corp. (A)	10,059	123,424
Intuitive Surgical, Inc. (A)	25,307	13,752,077
iRadimed Corp.	1,330	79,521
iRhythm Technologies, Inc. (A)	4,707	724,690
Kestra Medical Technologies, Ltd. (A)	2,229	36,957
Koninklijke Philips NV	96,555	2,318,513
Lantheus Holdings, Inc. (A)	21,263	1,740,589
LeMaitre Vascular, Inc.	3,105	257,870
LivaNova PLC (A)	16,960	763,539
Masimo Corp. (A)	7,347	1,235,912
Medtronic PLC	90,555	7,893,679
Merit Medical Systems, Inc. (A)	8,539	798,226
Neogen Corp. (A)	32,960	157,549
NeuroPace, Inc. (A)	3,753	41,808
Novocure, Ltd. (A)	14,991	266,840
Olympus Corp.	132,170	1,569,958
Omnicell, Inc. (A)	6,919	203,419
OraSure Technologies, Inc. (A)	12,623	37,869
Orthofix Medical, Inc. (A)	6,160	68,684
OrthoPediatrics Corp. (A)	2,647	56,858
Outset Medical, Inc. (A)	2,680	51,483
Paragon 28, Inc. (A)(D)	6,945	625
Penumbra, Inc. (A)	6,323	1,622,671
PROCEPT BioRobotics Corp. (A)	7,781	448,186
Pulse Biosciences, Inc. (A)(C)	2,768	41,769
QuidelOrtho Corp. (A)	10,068	290,160
ResMed, Inc.	10,353	2,671,074
RxSight, Inc. (A)	5,663	73,619
SANUWAVE Health, Inc. (A)	1,089	35,785
Semler Scientific, Inc. (A)(C)	1,257	48,696
SI-BONE, Inc. (A)	5,752	108,253
Siemens Healthineers AG (B)	39,264	2,179,715
Sight Sciences, Inc. (A)	5,554	22,938
Smith & Nephew PLC	96,551	1,478,604
Solventum Corp. (A)	9,773	741,184
Sonova Holding AG	5,881	1,753,864
STAAR Surgical Company (A)	7,495	125,766
Stereotaxis, Inc. (A)	10,546	22,358
STERIS PLC	6,937	1,666,406
Straumann Holding AG	12,951	1,695,153
Stryker Corp.	24,285	9,607,875

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Surmodics, Inc. (A)	2,183	$64,857
Sysmex Corp.	58,429	1,017,086
Tactile Systems Technology, Inc. (A)	3,771	38,238
Tandem Diabetes Care, Inc. (A)	9,953	185,524
Terumo Corp.	154,609	2,837,363
The Cooper Companies, Inc. (A)	14,120	1,004,779
TransMedics Group, Inc. (A)	4,911	658,123
Treace Medical Concepts, Inc. (A)	7,563	44,470
UFP Technologies, Inc. (A)	1,117	272,727
Utah Medical Products, Inc.	452	25,728
Varex Imaging Corp. (A)	6,326	54,846
Zimmer Biomet Holdings, Inc.	13,970	1,274,204
Zimvie, Inc. (A)	4,508	42,150
		143,673,144
Health care providers and services – 1.4%
Acadia Healthcare Company, Inc. (A)	15,040	341,258
AdaptHealth Corp. (A)	13,743	129,596
Addus HomeCare Corp. (A)	2,670	307,557
agilon health, Inc. (A)	46,229	106,327
Alignment Healthcare, Inc. (A)	19,027	266,378
Amedisys, Inc. (A)	5,347	526,091
AMN Healthcare Services, Inc. (A)	5,698	117,778
Ardent Health, Inc. (A)	3,678	50,241
Astrana Health, Inc. (A)	6,158	153,211
Aveanna Healthcare Holdings, Inc. (A)	6,930	36,244
BrightSpring Health Services, Inc. (A)	12,495	294,757
Brookdale Senior Living, Inc. (A)	34,047	236,967
Cardinal Health, Inc.	16,852	2,831,136
Castle Biosciences, Inc. (A)	4,272	87,234
Cencora, Inc.	12,180	3,652,173
Centene Corp. (A)	35,134	1,907,074
Chemed Corp.	2,388	1,162,789
Clover Health Investments Corp. (A)	60,055	167,553
Community Health Systems, Inc. (A)	19,722	67,055
Concentra Group Holdings Parent, Inc.	17,430	358,535
CorVel Corp. (A)	4,309	442,879
Cross Country Healthcare, Inc. (A)	4,828	63,005
CVS Health Corp.	89,319	6,161,225
DaVita, Inc. (A)	2,932	417,663
DocGo, Inc. (A)	15,108	23,720
Elevance Health, Inc.	15,952	6,204,690
Encompass Health Corp.	16,457	2,018,122
Enhabit, Inc. (A)	7,589	73,158
Fresenius Medical Care AG	25,533	1,467,002
Fresenius SE & Company KGaA	49,014	2,466,521
Fulgent Genetics, Inc. (A)	3,239	64,391
GeneDx Holdings Corp. (A)	2,776	256,253
Guardant Health, Inc. (A)	17,636	917,777
HCA Healthcare, Inc.	12,230	4,685,313
HealthEquity, Inc. (A)	26,729	2,800,130
Henry Schein, Inc. (A)	8,594	627,792
Hims & Hers Health, Inc. (A)(C)	60,153	2,998,627
Humana, Inc.	8,522	2,083,459
Labcorp Holdings, Inc.	5,910	1,551,434
LifeStance Health Group, Inc. (A)	20,070	103,762
McKesson Corp.	8,834	6,473,379
Molina Healthcare, Inc. (A)	3,827	1,140,063
Nano-X Imaging, Ltd. (A)(C)	9,775	50,537
National HealthCare Corp.	1,885	201,714
National Research Corp.	1,996	33,533
NeoGenomics, Inc. (A)	19,428	142,019
NMC Health PLC (A)(D)	19,536	0
Nutex Health, Inc. (A)	513	63,863
OPKO Health, Inc. (A)	55,041	72,654
Option Care Health, Inc. (A)	51,014	1,656,935
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Owens & Minor, Inc. (A)	11,286	$102,703
PACS Group, Inc. (A)	6,761	87,352
Pediatrix Medical Group, Inc. (A)	12,727	182,632
Performant Healthcare, Inc. (A)	10,650	42,600
Premier, Inc., Class A	13,467	295,331
Privia Health Group, Inc. (A)	17,077	392,771
Progyny, Inc. (A)	10,222	224,884
Quest Diagnostics, Inc.	7,882	1,415,844
RadNet, Inc. (A)	9,810	558,287
Select Medical Holdings Corp.	16,643	252,641
Sigma Healthcare, Ltd.	535,758	1,054,530
Sonic Healthcare, Ltd.	52,954	934,701
Surgery Partners, Inc. (A)	11,472	255,023
Talkspace, Inc. (A)	19,296	53,643
Tenet Healthcare Corp. (A)	15,165	2,669,040
The Cigna Group	18,862	6,235,400
The Ensign Group, Inc.	17,552	2,707,572
The Joint Corp. (A)	1,821	21,014
The Oncology Institute, Inc. (A)	9,121	18,698
The Pennant Group, Inc. (A)	5,125	152,981
UnitedHealth Group, Inc.	64,050	19,981,679
Universal Health Services, Inc., Class B	4,038	731,484
US Physical Therapy, Inc.	2,226	174,073
Viemed Healthcare, Inc. (A)	5,089	35,165
		96,641,622
Health care technology – 0.1%
Claritev Corp. (A)	1,176	53,073
Definitive Healthcare Corp. (A)	6,420	25,038
Doximity, Inc., Class A (A)	21,796	1,336,967
Evolent Health, Inc., Class A (A)	17,487	196,904
Health Catalyst, Inc. (A)	10,906	41,116
HealthStream, Inc.	3,823	105,782
LifeMD, Inc. (A)	5,540	75,455
M3, Inc.	51,215	703,525
OptimizeRx Corp. (A)	2,701	36,464
Phreesia, Inc. (A)	8,395	238,922
Pro Medicus, Ltd.	6,666	1,247,439
Schrodinger, Inc. (A)	8,402	169,048
Simulations Plus, Inc.	2,616	45,649
Teladoc Health, Inc. (A)	26,174	227,976
TruBridge, Inc. (A)	1,611	37,730
Waystar Holding Corp. (A)	13,449	549,661
		5,090,749
Life sciences tools and services – 0.7%
10X Genomics, Inc., Class A (A)	15,722	182,061
Adaptive Biotechnologies Corp. (A)	22,257	259,294
Agilent Technologies, Inc.	20,130	2,375,541
Avantor, Inc. (A)	111,254	1,497,479
Azenta, Inc. (A)	6,050	186,219
BioLife Solutions, Inc. (A)	5,712	123,036
Bio-Rad Laboratories, Inc., Class A (A)	3,037	732,889
Bio-Techne Corp.	11,069	569,500
Bruker Corp.	18,060	744,072
Charles River Laboratories International, Inc. (A)	3,468	526,200
Codexis, Inc. (A)	12,980	31,671
CryoPort, Inc. (A)	7,488	55,860
Cytek Biosciences, Inc. (A)	18,262	62,091
Danaher Corp.	44,972	8,883,769
Eurofins Scientific SE	13,738	979,043
Fortrea Holdings, Inc. (A)	13,816	68,251
Illumina, Inc. (A)	25,845	2,465,871
IQVIA Holdings, Inc. (A)	11,604	1,828,674
Lifecore Biomedical, Inc. (A)	4,382	35,582
Lonza Group AG	8,380	5,993,070

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Maravai LifeSciences Holdings, Inc., Class A (A)	19,121	$46,082
MaxCyte, Inc. (A)	16,558	36,096
Medpace Holdings, Inc. (A)	3,848	1,207,733
Mesa Laboratories, Inc.	781	73,586
Mettler-Toledo International, Inc. (A)	1,467	1,723,314
Niagen Bioscience, Inc. (A)	7,812	112,571
OmniAb, Inc. (A)	17,944	31,223
OmniAb, Inc., $12.50 Earnout Shares (A)	967	649
OmniAb, Inc., $15.00 Earnout Shares (A)	967	553
Pacific Biosciences of California, Inc. (A)(C)	41,819	51,856
Personalis, Inc. (A)	7,584	49,751
QIAGEN NV (A)	25,075	1,208,104
Quanterix Corp. (A)	5,957	39,614
Quantum-Si, Inc. (A)(C)	21,331	41,809
Repligen Corp. (A)	8,531	1,061,086
Revvity, Inc.	8,323	805,001
Sartorius Stedim Biotech	3,388	810,621
Sotera Health Company (A)	25,026	278,289
Standard BioTools, Inc. (A)	46,978	56,374
Thermo Fisher Scientific, Inc.	26,653	10,806,725
Waters Corp. (A)	4,202	1,466,666
West Pharmaceutical Services, Inc.	5,073	1,109,972
		48,617,848
Pharmaceuticals – 4.1%
Aclaris Therapeutics, Inc. (A)	14,921	21,188
Alumis, Inc. (A)(C)	7,418	22,254
Amneal Pharmaceuticals, Inc. (A)	22,619	182,988
Amphastar Pharmaceuticals, Inc. (A)	5,511	126,533
Amylyx Pharmaceuticals, Inc. (A)	10,622	68,087
ANI Pharmaceuticals, Inc. (A)	2,694	175,784
Aquestive Therapeutics, Inc. (A)	13,265	43,907
Arvinas, Inc. (A)	9,934	73,114
Astellas Pharma, Inc.	209,976	2,055,865
AstraZeneca PLC	179,917	25,038,893
Atea Pharmaceuticals, Inc. (A)	13,390	48,204
Avadel Pharmaceuticals PLC (A)	13,411	118,687
Axsome Therapeutics, Inc. (A)	5,976	623,835
Bayer AG	113,989	3,434,181
Bristol-Myers Squibb Company	143,689	6,651,364
Chugai Pharmaceutical Company, Ltd.	77,928	4,069,230
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	4,745	140,310
CorMedix, Inc. (A)	9,588	118,124
Daiichi Sankyo Company, Ltd.	199,278	4,616,890
Edgewise Therapeutics, Inc. (A)	10,875	142,571
Eisai Company, Ltd.	30,455	874,680
Eli Lilly & Company	55,541	43,295,876
Enliven Therapeutics, Inc. (A)	4,888	98,053
Esperion Therapeutics, Inc. (A)(C)	30,952	30,469
Eton Pharmaceuticals, Inc. (A)	3,975	56,644
Evolus, Inc. (A)	8,068	74,306
EyePoint Pharmaceuticals, Inc. (A)	9,303	87,541
Fulcrum Therapeutics, Inc. (A)	8,171	56,216
Galderma Group AG	12,421	1,805,463
GSK PLC	477,605	9,106,234
Haleon PLC	1,047,116	5,381,785
Harmony Biosciences Holdings, Inc. (A)	6,534	206,474
Harrow, Inc. (A)	4,700	143,538
Hikma Pharmaceuticals PLC	19,309	526,924
Indivior PLC (A)	18,015	265,541
Innoviva, Inc. (A)	9,487	190,594
Ipsen SA	4,376	521,260
Jazz Pharmaceuticals PLC (A)	10,063	1,067,886
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	169,884	$25,949,781
Kyowa Kirin Company, Ltd.	27,445	469,783
LENZ Therapeutics, Inc. (A)	2,708	79,371
Ligand Pharmaceuticals, Inc. (A)	2,821	320,691
Liquidia Corp. (A)	9,660	120,364
MBX Biosciences, Inc. (A)(C)	2,667	30,430
MediWound, Ltd. (A)(C)	1,312	25,413
Merck & Company, Inc.	177,295	14,034,672
Merck KGaA	14,996	1,944,357
Mind Medicine MindMed, Inc. (A)(C)	11,461	74,382
Novartis AG	220,592	26,774,816
Novo Nordisk A/S, Class B	373,685	25,894,131
Nuvation Bio, Inc. (A)(C)	38,028	74,155
Ocular Therapeutix, Inc. (A)	20,924	194,175
Omeros Corp. (A)(C)	9,155	27,465
Ono Pharmaceutical Company, Ltd.	43,397	470,327
Orion OYJ, Class B	12,575	946,061
Otsuka Holdings Company, Ltd.	51,241	2,540,492
Pacira BioSciences, Inc. (A)	6,907	165,077
Perrigo Company PLC	22,445	599,730
Pfizer, Inc.	401,426	9,730,566
Phathom Pharmaceuticals, Inc. (A)	6,347	60,868
Phibro Animal Health Corp., Class A	3,067	78,331
Poseida Therapeutics, Inc. (A)(D)	9,992	4,996
Prestige Consumer Healthcare, Inc. (A)	7,265	580,110
Rapport Therapeutics, Inc. (A)	2,788	31,700
Recordati Industria Chimica e Farmaceutica SpA	13,345	838,800
Roche Holding AG	81,517	26,608,751
Roche Holding AG, Bearer Shares	3,714	1,290,730
Sandoz Group AG	48,500	2,657,964
Sanofi SA	128,817	12,471,258
Septerna, Inc. (A)(C)	3,277	34,638
Shionogi & Company, Ltd.	87,740	1,579,520
SIGA Technologies, Inc.	6,268	40,867
Supernus Pharmaceuticals, Inc. (A)	7,994	251,971
Takeda Pharmaceutical Company, Ltd.	184,599	5,699,122
Tarsus Pharmaceuticals, Inc. (A)	5,761	233,378
Terns Pharmaceuticals, Inc. (A)	11,135	41,534
Teva Pharmaceutical Industries, Ltd., ADR (A)	133,080	2,230,421
Theravance Biopharma, Inc. (A)	6,430	70,923
Third Harmonic Bio, Inc. (A)	4,081	22,160
Trevi Therapeutics, Inc. (A)	11,645	63,698
UCB SA	14,669	2,886,240
Viatris, Inc.	82,869	740,020
WaVe Life Sciences, Ltd. (A)	16,888	109,772
Xeris Biopharma Holdings, Inc. (A)	22,627	105,668
Zevra Therapeutics, Inc. (A)	8,394	73,951
Zoetis, Inc.	31,434	4,902,132
		285,748,794
		691,062,449
Industrials – 13.0%
Aerospace and defense – 2.5%
AAR Corp. (A)	5,265	362,179
AeroVironment, Inc. (A)	4,172	1,188,811
AerSale Corp. (A)	5,181	31,138
Airbus SE	68,946	14,423,550
Archer Aviation, Inc., Class A (A)	80,530	873,751
Astronics Corp. (A)	4,522	151,397
ATI, Inc. (A)	23,032	1,988,583
Axon Enterprise, Inc. (A)	5,222	4,323,503
BAE Systems PLC	349,525	9,071,173
BWX Technologies, Inc.	14,916	2,148,799
Byrna Technologies, Inc. (A)	2,703	83,469

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Cadre Holdings, Inc.	4,269	$135,968
Curtiss-Wright Corp.	6,153	3,006,048
Dassault Aviation SA	2,274	804,023
Ducommun, Inc. (A)	2,055	169,805
Elbit Systems, Ltd.	3,112	1,386,189
Eve Holding, Inc. (A)(C)	8,096	55,539
General Dynamics Corp.	17,787	5,187,756
General Electric Company	75,294	19,379,923
Hexcel Corp.	13,128	741,601
Howmet Aerospace, Inc.	28,502	5,305,077
Huntington Ingalls Industries, Inc.	2,770	668,844
Intuitive Machines, Inc. (A)	16,206	176,159
Kongsberg Gruppen ASA	51,030	1,979,041
Kratos Defense & Security Solutions, Inc. (A)	22,427	1,041,734
L3Harris Technologies, Inc.	13,200	3,311,088
Leonardo SpA	46,958	2,649,694
Lockheed Martin Corp.	14,723	6,818,810
Melrose Industries PLC	147,970	1,077,692
Mercury Systems, Inc. (A)	7,704	414,937
Moog, Inc., Class A	4,130	747,406
MTU Aero Engines AG	6,245	2,774,364
National Presto Industries, Inc.	812	79,544
Northrop Grumman Corp.	9,552	4,775,809
Park Aerospace Corp.	3,051	45,063
Redwire Corp. (A)	5,050	82,315
Rheinmetall AG	5,187	10,984,500
Rolls-Royce Holdings PLC	983,674	13,036,282
RTX Corp.	94,327	13,773,629
Saab AB, B Shares	37,165	2,078,016
Safran SA	41,781	13,625,800
Satellogic, Inc., Class A (A)	10,473	37,912
Singapore Technologies Engineering, Ltd.	181,146	1,110,730
Textron, Inc.	12,748	1,023,537
Thales SA	10,753	3,175,088
The Boeing Company (A)	53,238	11,154,958
TransDigm Group, Inc.	3,966	6,030,858
Triumph Group, Inc. (A)	11,020	283,765
V2X, Inc. (A)	2,581	125,308
Woodward, Inc.	9,714	2,380,804
		176,281,969
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	8,383	804,349
DHL Group	111,387	5,159,431
DSV A/S	23,714	5,687,903
Expeditors International of Washington, Inc.	9,669	1,104,683
FedEx Corp.	15,564	3,537,853
Forward Air Corp. (A)	3,373	82,773
GXO Logistics, Inc. (A)	18,681	909,765
Hub Group, Inc., Class A	8,627	288,401
InPost SA (A)	26,106	434,448
Radiant Logistics, Inc. (A)	6,519	39,636
SG Holdings Company, Ltd.	37,151	413,788
United Parcel Service, Inc., Class B	51,806	5,229,298
		23,692,328
Building products – 0.8%
A.O. Smith Corp.	8,207	538,133
AAON, Inc.	11,026	813,168
Advanced Drainage Systems, Inc.	11,527	1,323,991
AGC, Inc. (C)	22,707	666,125
Allegion PLC	6,075	875,529
American Woodmark Corp. (A)	2,159	115,226
Apogee Enterprises, Inc.	3,226	130,976
Assa Abloy AB, B Shares	116,295	3,635,805
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
AZZ, Inc.	4,379	$413,728
Builders FirstSource, Inc. (A)	7,803	910,532
Carlisle Companies, Inc.	7,046	2,630,976
Carrier Global Corp.	56,294	4,120,158
Cie de Saint-Gobain SA	52,114	6,122,104
CSW Industrials, Inc.	2,396	687,245
Daikin Industries, Ltd.	30,609	3,592,996
Fortune Brands Innovations, Inc.	19,635	1,010,810
Geberit AG	3,879	3,054,886
Gibraltar Industries, Inc. (A)	4,436	261,724
Griffon Corp.	5,719	413,884
Insteel Industries, Inc.	2,782	103,518
Janus International Group, Inc. (A)	20,408	166,121
JELD-WEN Holding, Inc. (A)	13,778	54,010
Johnson Controls International PLC	46,462	4,907,316
Kingspan Group PLC	17,951	1,529,593
Lennox International, Inc.	2,255	1,292,656
Masco Corp.	14,893	958,513
Masterbrand, Inc. (A)	18,968	207,320
Nibe Industrier AB, B Shares	175,839	750,773
Owens Corning	13,886	1,909,603
Quanex Building Products Corp.	7,032	132,905
Resideo Technologies, Inc. (A)	21,901	483,136
ROCKWOOL A/S, B Shares	10,956	513,533
Simpson Manufacturing Company, Inc.	6,829	1,060,612
Tecnoglass, Inc.	3,602	278,651
Trane Technologies PLC	15,747	6,887,895
Trex Company, Inc. (A)	17,507	952,031
UFP Industries, Inc.	18,721	1,860,119
Zurn Elkay Water Solutions Corp.	22,101	808,234
		56,174,535
Commercial services and supplies – 0.6%
ABM Industries, Inc.	9,099	429,564
ACCO Brands Corp.	14,539	52,050
ACV Auctions, Inc., Class A (A)	24,864	403,294
Brambles, Ltd.	159,278	2,459,857
BrightView Holdings, Inc. (A)	9,131	152,031
Casella Waste Systems, Inc., Class A (A)	9,267	1,069,226
CECO Environmental Corp. (A)	4,388	124,224
Cimpress PLC (A)	2,279	107,113
Cintas Corp.	24,233	5,400,809
Clean Harbors, Inc. (A)	8,223	1,900,993
Copart, Inc. (A)	62,073	3,045,922
CoreCivic, Inc. (A)	15,959	336,256
Dai Nippon Printing Company, Ltd.	45,642	692,838
Deluxe Corp.	6,517	103,685
Driven Brands Holdings, Inc. (A)	9,025	158,479
Ennis, Inc.	3,785	68,660
Enviri Corp. (A)	11,471	99,568
Healthcare Services Group, Inc. (A)	10,925	164,203
HNI Corp.	6,781	333,490
Interface, Inc.	8,781	183,786
Liquidity Services, Inc. (A)	3,553	83,815
MillerKnoll, Inc.	10,084	195,831
Montrose Environmental Group, Inc. (A)	4,880	106,823
MSA Safety, Inc.	6,417	1,075,040
OPENLANE, Inc. (A)	15,751	385,112
Perma-Fix Environmental Services, Inc. (A)	2,944	30,971
Pitney Bowes, Inc.	27,126	295,945
Quad/Graphics, Inc.	4,866	27,493
RB Global, Inc.	30,236	3,210,761
Rentokil Initial PLC	292,918	1,413,261
Republic Services, Inc.	14,342	3,536,881
Rollins, Inc.	19,847	1,119,768

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Secom Company, Ltd.	48,725	$1,750,441
Securitas AB, B Shares	57,063	854,366
Steelcase, Inc., Class A	12,493	130,302
Tetra Tech, Inc.	43,021	1,547,035
The Brink's Company	13,217	1,180,146
The GEO Group, Inc. (A)	20,205	483,910
TOPPAN Holdings, Inc.	27,735	753,477
UniFirst Corp.	2,239	421,425
Veralto Corp.	17,501	1,766,726
Vestis Corp.	17,456	100,023
VSE Corp.	3,001	393,071
Waste Management, Inc.	25,855	5,916,141
		44,064,812
Construction and engineering – 0.7%
ACS Actividades de Construccion y Servicios SA	20,489	1,424,142
AECOM	21,600	2,437,776
Ameresco, Inc., Class A (A)	4,955	75,266
API Group Corp. (A)	41,381	2,112,500
Arcosa, Inc.	7,171	621,797
Argan, Inc.	1,972	434,787
Bouygues SA	21,985	994,265
Bowman Consulting Group, Ltd. (A)	2,206	63,423
Centuri Holdings, Inc. (A)	2,706	60,723
Comfort Systems USA, Inc.	5,746	3,081,063
Construction Partners, Inc., Class A (A)	6,943	737,902
Dycom Industries, Inc. (A)	4,138	1,011,286
Eiffage SA	7,959	1,118,346
EMCOR Group, Inc.	7,307	3,908,441
Ferrovial SE	59,255	3,160,823
Fluor Corp. (A)	51,562	2,643,584
Granite Construction, Inc.	6,417	600,054
Great Lakes Dredge & Dock Corp. (A)	10,055	122,570
IES Holdings, Inc. (A)	1,341	397,244
Kajima Corp.	49,072	1,279,881
Limbach Holdings, Inc. (A)	1,585	222,059
MasTec, Inc. (A)	10,009	1,705,834
Matrix Service Company (A)	4,187	56,566
MYR Group, Inc. (A)	2,275	412,799
NWPX Infrastructure, Inc. (A)	1,511	61,966
Obayashi Corp.	75,345	1,141,614
Orion Group Holdings, Inc. (A)	5,766	52,298
Primoris Services Corp.	7,988	622,585
Quanta Services, Inc.	10,464	3,956,229
Skanska AB, B Shares	39,485	919,787
Sterling Infrastructure, Inc. (A)	4,408	1,017,058
Taisei Corp.	18,065	1,052,115
Tutor Perini Corp. (A)	6,599	308,701
Valmont Industries, Inc.	3,277	1,070,170
Vinci SA	57,440	8,470,699
		47,356,353
Electrical equipment – 1.5%
ABB, Ltd.	183,503	10,997,119
Acuity, Inc.	4,997	1,490,805
Allient, Inc.	2,186	79,374
American Superconductor Corp. (A)	5,671	208,069
AMETEK, Inc.	16,301	2,949,829
Amprius Technologies, Inc. (A)	14,055	59,172
Array Technologies, Inc. (A)	22,942	135,358
Atkore, Inc.	5,054	356,560
Bloom Energy Corp., Class A (A)	30,285	724,417
Eaton Corp. PLC	27,628	9,862,920
Emerson Electric Company	39,716	5,295,334
EnerSys	12,213	1,047,509
Enovix Corp. (A)(C)	24,525	253,589
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Eos Energy Enterprises, Inc. (A)	33,145	$169,702
Fluence Energy, Inc. (A)(C)	11,566	77,608
Fuji Electric Company, Ltd.	15,590	717,949
Fujikura, Ltd.	29,179	1,534,974
GE Vernova, Inc.	19,271	10,197,250
Generac Holdings, Inc. (A)	4,172	597,472
Hubbell, Inc.	3,769	1,539,297
Hyliion Holdings Corp. (A)	21,217	28,006
KULR Technology Group, Inc. (A)	4,971	35,443
Legrand SA	30,428	4,078,221
LSI Industries, Inc.	4,257	72,412
Mitsubishi Electric Corp.	220,673	4,746,448
NANO Nuclear Energy, Inc. (A)(C)	3,959	136,546
NEXTracker, Inc., Class A (A)	44,420	2,415,115
Nidec Corp.	96,861	1,882,308
NuScale Power Corp. (A)(C)	18,726	740,801
nVent Electric PLC	26,879	1,968,887
Plug Power, Inc. (A)(C)	136,040	202,700
Powell Industries, Inc.	1,412	297,155
Power Solutions International, Inc. (A)	984	63,645
Preformed Line Products Company	376	60,089
Prysmian SpA	32,604	2,308,337
Regal Rexnord Corp.	10,830	1,569,917
Rockwell Automation, Inc.	7,958	2,643,409
Schneider Electric SE	63,450	17,035,369
Sensata Technologies Holding PLC	23,884	719,147
Shoals Technologies Group, Inc., Class A (A)	25,181	107,019
Siemens Energy AG (A)	78,831	9,213,842
Sunrun, Inc. (A)	30,863	252,459
T1 Energy, Inc. (A)(C)	17,547	21,583
Thermon Group Holdings, Inc. (A)	5,011	140,709
Vestas Wind Systems A/S	117,174	1,760,065
Vicor Corp. (A)	3,503	158,896
		100,952,835
Ground transportation – 0.8%
ArcBest Corp.	3,385	260,679
Avis Budget Group, Inc. (A)(C)	2,758	466,240
Central Japan Railway Company	89,632	2,003,686
Covenant Logistics Group, Inc.	2,490	60,034
CSX Corp.	132,637	4,327,945
East Japan Railway Company	105,299	2,265,079
FTAI Infrastructure, Inc.	14,841	91,569
Grab Holdings, Ltd., Class A (A)	275,312	1,384,819
Hankyu Hanshin Holdings, Inc.	26,421	718,219
Heartland Express, Inc.	8,179	70,667
Hertz Global Holdings, Inc. (A)(C)	17,620	120,345
JB Hunt Transport Services, Inc.	5,533	794,539
Knight-Swift Transportation Holdings, Inc.	26,457	1,170,193
Landstar System, Inc.	5,705	793,109
Marten Transport, Ltd.	9,255	120,222
MTR Corp., Ltd.	180,566	649,296
Norfolk Southern Corp.	15,918	4,074,530
Old Dominion Freight Line, Inc.	13,130	2,130,999
Proficient Auto Logistics, Inc. (A)	3,784	27,472
RXO, Inc. (A)	24,077	378,490
Ryder System, Inc.	6,750	1,073,250
Saia, Inc. (A)	4,348	1,191,309
Tokyo Metro Company, Ltd.	33,706	392,226
Tokyu Corp.	58,002	689,999
Uber Technologies, Inc. (A)	147,650	13,775,745
Union Pacific Corp.	42,186	9,706,155
Universal Logistics Holdings, Inc.	1,044	26,497
Werner Enterprises, Inc.	8,810	241,042
West Japan Railway Company	51,918	1,186,901

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
XPO, Inc. (A)	19,234	$2,429,062
		52,620,318
Industrial conglomerates – 0.9%
3M Company	37,999	5,784,968
Brookfield Business Corp., Class A	3,724	116,189
CK Hutchison Holdings, Ltd.	311,079	1,915,525
DCC PLC	11,482	745,188
Hikari Tsushin, Inc.	2,055	606,772
Hitachi, Ltd.	531,452	15,446,297
Honeywell International, Inc.	45,378	10,567,629
Investment AB Latour, B Shares	17,179	453,100
Jardine Matheson Holdings, Ltd.	18,610	894,447
Keppel, Ltd.	168,995	986,858
Lifco AB, B Shares	27,047	1,096,129
Sekisui Chemical Company, Ltd.	43,839	793,954
Siemens AG	88,182	22,650,282
Smiths Group PLC	38,944	1,201,201
Swire Pacific, Ltd., Class A	41,225	353,385
		63,611,924
Machinery – 2.3%
3D Systems Corp. (A)(C)	21,625	33,303
AGCO Corp.	10,107	1,042,638
Alamo Group, Inc.	1,505	328,662
Albany International Corp., Class A	4,412	309,414
Alfa Laval AB	33,571	1,413,963
Alstom SA (A)	40,161	937,395
Astec Industries, Inc.	3,425	142,788
Atlas Copco AB, A Shares	311,660	5,038,296
Atlas Copco AB, B Shares	181,106	2,577,606
Atmus Filtration Technologies, Inc.	12,218	444,980
Blue Bird Corp. (A)	4,762	205,528
Caterpillar, Inc.	33,207	12,891,289
Chart Industries, Inc. (A)	14,003	2,305,594
CNH Industrial NV	142,793	1,850,597
Columbus McKinnon Corp.	4,377	66,837
Crane Company	7,979	1,515,132
Cummins, Inc.	9,726	3,185,265
Daifuku Company, Ltd.	37,460	963,693
Daimler Truck Holding AG	55,128	2,615,490
Deere & Company	17,822	9,062,309
Donaldson Company, Inc.	19,513	1,353,227
Douglas Dynamics, Inc.	3,388	99,844
Dover Corp.	9,680	1,773,666
Energy Recovery, Inc. (A)	8,031	102,636
Enerpac Tool Group Corp.	8,041	326,143
Enpro, Inc.	3,115	596,678
Epiroc AB, A Shares	76,463	1,663,823
Epiroc AB, B Shares	45,248	867,519
Esab Corp.	9,304	1,121,597
ESCO Technologies, Inc.	3,824	733,711
FANUC Corp.	109,722	2,978,653
Federal Signal Corp.	8,835	940,221
Flowserve Corp.	21,344	1,117,358
Fortive Corp.	23,998	1,251,016
Franklin Electric Company, Inc.	5,850	524,979
GEA Group AG	16,996	1,191,422
Gencor Industries, Inc. (A)	1,670	23,380
Graco, Inc.	27,287	2,345,863
Graham Corp. (A)	1,586	78,523
Helios Technologies, Inc.	4,967	165,749
Hillenbrand, Inc.	10,570	212,140
Hillman Solutions Corp. (A)	29,730	212,272
Hoshizaki Corp.	12,609	434,482
Hyster-Yale, Inc.	1,803	71,723
IDEX Corp.	5,334	936,490
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
IHI Corp.	17,050	$1,844,191
Illinois Tool Works, Inc.	18,825	4,654,481
Indutrade AB	31,703	865,654
Ingersoll Rand, Inc.	28,487	2,369,549
ITT, Inc.	12,849	2,015,109
JBT Marel Corp.	7,697	925,641
Kadant, Inc.	1,730	549,189
Kennametal, Inc.	11,162	256,280
Knorr-Bremse AG	8,417	816,423
Komatsu, Ltd.	104,821	3,458,416
Kone OYJ, B Shares	39,437	2,598,139
Kubota Corp.	113,507	1,280,007
LB Foster Company, Class A (A)	1,347	29,459
Lincoln Electric Holdings, Inc.	9,114	1,889,514
Lindsay Corp.	1,606	231,666
Luxfer Holdings PLC	4,191	51,046
Makita Corp.	27,617	850,547
Mayville Engineering Company, Inc. (A)	2,342	37,378
Metso OYJ	72,138	934,896
Microvast Holdings, Inc. (A)	29,561	107,306
Miller Industries, Inc.	1,647	73,226
MINEBEA MITSUMI, Inc.	42,121	615,966
Mitsubishi Heavy Industries, Ltd.	371,869	9,305,790
Mueller Industries, Inc.	18,065	1,435,626
Mueller Water Products, Inc., Class A	22,992	552,728
Nordson Corp.	3,817	818,250
Omega Flex, Inc.	700	22,666
Oshkosh Corp.	10,510	1,193,305
Otis Worldwide Corp.	27,867	2,759,390
PACCAR, Inc.	37,066	3,523,494
Palladyne AI Corp. (A)	3,844	33,289
Parker-Hannifin Corp.	9,022	6,301,596
Park-Ohio Holdings Corp.	1,278	22,825
Pentair PLC	11,617	1,192,601
Proto Labs, Inc. (A)	3,538	141,662
Rational AG	594	499,137
RBC Bearings, Inc. (A)	5,118	1,969,406
REV Group, Inc.	7,589	361,161
Richtech Robotics, Inc., Class B (A)	10,543	20,559
Sandvik AB	123,713	2,840,740
Schindler Holding AG	2,724	989,593
Schindler Holding AG, Participation Certificates	4,724	1,759,076
SKF AB, B Shares	39,582	909,210
SMC Corp.	6,644	2,380,958
Snap-on, Inc.	3,692	1,148,877
Spirax Group PLC	8,541	698,416
SPX Technologies, Inc. (A)	6,719	1,126,642
Standex International Corp.	1,753	274,309
Stanley Black & Decker, Inc.	10,924	740,101
Techtronic Industries Company, Ltd.	170,012	1,875,907
Tennant Company	2,745	212,683
Terex Corp.	20,254	945,659
The Gorman-Rupp Company	3,272	120,148
The Greenbrier Companies, Inc.	4,508	207,593
The Manitowoc Company, Inc. (A)	5,168	62,119
The Middleby Corp. (A)	8,732	1,257,408
The Shyft Group, Inc.	5,083	63,741
The Timken Company	10,395	754,157
The Toro Company	16,297	1,151,872
Titan International, Inc. (A)	7,420	76,203
Toyota Industries Corp.	18,903	2,133,444
Trelleborg AB, B Shares	23,484	874,805
Trinity Industries, Inc.	12,012	324,444
VAT Group AG (B)	3,133	1,327,552

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Volvo AB, B Shares	184,311	$5,186,070
Wabash National Corp.	6,431	68,362
Wabtec Corp.	12,083	2,529,576
Wartsila OYJ ABP	58,358	1,379,254
Watts Water Technologies, Inc., Class A	8,495	2,088,836
Worthington Enterprises, Inc.	4,728	300,890
Xylem, Inc.	17,182	2,222,664
Yangzijiang Shipbuilding Holdings, Ltd.	299,722	523,045
		163,215,816
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	340	627,286
A.P. Moller - Maersk A/S, Series B	493	916,831
Costamare, Inc.	6,679	60,846
Genco Shipping & Trading, Ltd.	5,779	75,532
Golden Ocean Group, Ltd. (C)	14,983	109,676
Himalaya Shipping, Ltd. (A)(C)	4,804	27,719
Kawasaki Kisen Kaisha, Ltd.	40,790	577,670
Kirby Corp. (A)	9,159	1,038,722
Kuehne + Nagel International AG	5,604	1,213,505
Matson, Inc.	4,781	532,364
Mitsui OSK Lines, Ltd.	39,995	1,335,822
Nippon Yusen KK	50,815	1,828,066
Pangaea Logistics Solutions, Ltd.	4,892	22,992
Safe Bulkers, Inc.	9,783	35,317
SITC International Holdings Company, Ltd.	155,898	499,808
		8,902,156
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	19,819	980,644
Allegiant Travel Company (A)	2,130	117,044
American Airlines Group, Inc. (A)	107,676	1,208,125
ANA Holdings, Inc.	18,542	363,053
Blade Air Mobility, Inc. (A)	10,081	40,626
Delta Air Lines, Inc.	46,103	2,267,346
Deutsche Lufthansa AG	69,519	590,191
Frontier Group Holdings, Inc. (A)	13,115	47,607
International Consolidated Airlines Group SA	144,206	679,387
Japan Airlines Company, Ltd.	16,737	341,366
JetBlue Airways Corp. (A)	47,864	202,465
Joby Aviation, Inc. (A)(C)	68,400	721,620
Qantas Airways, Ltd.	86,032	607,779
Ryanair Holdings PLC	98,648	2,798,220
Singapore Airlines, Ltd.	172,747	947,474
SkyWest, Inc. (A)	5,934	611,024
Southwest Airlines Company	40,237	1,305,288
Sun Country Airlines Holdings, Inc. (A)	7,586	89,136
United Airlines Holdings, Inc. (A)	23,060	1,836,268
		15,754,663
Professional services – 1.2%
Acuren Corp. (A)	15,895	175,481
Alight, Inc., Class A	62,856	355,765
Asure Software, Inc. (A)	3,751	36,610
Automatic Data Processing, Inc.	28,661	8,839,052
Barrett Business Services, Inc.	3,676	153,252
BlackSky Technology, Inc. (A)	4,221	86,868
Broadridge Financial Solutions, Inc.	8,294	2,015,691
Bureau Veritas SA	36,863	1,258,219
CACI International, Inc., Class A (A)	3,590	1,711,353
CBIZ, Inc. (A)	7,745	555,394
Computershare, Ltd.	61,046	1,601,486
Concentrix Corp.	7,510	396,941
Conduent, Inc. (A)	22,841	60,300
CRA International, Inc.	985	184,559
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CSG Systems International, Inc.	4,066	$265,550
Dayforce, Inc. (A)	11,289	625,298
Equifax, Inc.	8,769	2,274,416
ExlService Holdings, Inc. (A)	26,562	1,163,150
Experian PLC	106,536	5,493,661
Exponent, Inc.	15,798	1,180,269
First Advantage Corp. (A)	11,832	196,530
Franklin Covey Company (A)	1,887	43,061
FTI Consulting, Inc. (A)	5,498	887,927
Genpact, Ltd.	26,267	1,156,011
Heidrick & Struggles International, Inc.	3,061	140,071
Huron Consulting Group, Inc. (A)	2,519	346,463
IBEX Holdings, Ltd. (A)	1,602	46,618
ICF International, Inc.	2,730	231,258
Innodata, Inc. (A)(C)	4,493	230,131
Insperity, Inc.	11,181	672,202
Intertek Group PLC	18,578	1,210,144
Jacobs Solutions, Inc.	8,484	1,115,222
KBR, Inc.	21,181	1,015,417
Kelly Services, Inc., Class A	4,907	57,461
Kforce, Inc.	2,721	111,915
Korn Ferry	7,556	554,081
Legalzoom.com, Inc. (A)	16,553	147,487
Leidos Holdings, Inc.	9,088	1,433,723
ManpowerGroup, Inc.	7,556	305,262
Maximus, Inc.	17,534	1,230,887
Mistras Group, Inc. (A)	2,980	23,870
NV5 Global, Inc. (A)	8,754	202,130
Parsons Corp. (A)	7,678	551,050
Paychex, Inc.	22,634	3,292,342
Paycom Software, Inc.	3,441	796,247
Paylocity Holding Corp. (A)	7,033	1,274,309
Planet Labs PBC (A)	32,210	196,481
Randstad NV	12,592	582,014
Recruit Holdings Company, Ltd.	163,313	9,603,882
RELX PLC (Euronext Amsterdam Exchange)	214,342	11,616,836
Resolute Holdings Management, Inc. (A)	696	22,182
Resources Connection, Inc.	5,694	30,577
Science Applications International Corp.	7,701	867,210
SGS SA	18,690	1,897,701
Spire Global, Inc. (A)(C)	4,249	50,563
Teleperformance SE	6,252	607,240
TriNet Group, Inc.	4,426	323,718
TrueBlue, Inc. (A)	4,841	31,370
Upwork, Inc. (A)	18,416	247,511
Verisk Analytics, Inc.	9,877	3,076,686
Verra Mobility Corp. (A)	23,584	598,798
Willdan Group, Inc. (A)	2,072	129,521
WNS Holdings, Ltd. (A)	5,980	378,175
Wolters Kluwer NV	27,675	4,628,317
		80,593,916
Trading companies and distributors – 1.0%
AddTech AB, B Shares	30,159	1,028,167
AerCap Holdings NV	21,360	2,499,120
Alta Equipment Group, Inc.	3,591	22,695
Applied Industrial Technologies, Inc.	6,218	1,445,374
Ashtead Group PLC	50,122	3,214,123
Beijer Ref AB	44,660	704,780
BlueLinx Holdings, Inc. (A)	1,149	85,463
Boise Cascade Company	5,588	485,150
Brenntag SE	14,240	943,399
Bunzl PLC	38,009	1,211,212
Core & Main, Inc., Class A (A)	30,923	1,866,203
Custom Truck One Source, Inc. (A)	9,455	46,708

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Distribution Solutions Group, Inc. (A)	1,749	$48,045
DNOW, Inc. (A)	15,971	236,850
DXP Enterprises, Inc. (A)	1,936	169,690
Fastenal Company	81,002	3,402,084
GATX Corp.	11,108	1,705,744
Global Industrial, Inc.	2,494	67,363
GMS, Inc. (A)	5,681	617,809
Herc Holdings, Inc.	4,824	635,273
Hudson Technologies, Inc. (A)	5,874	47,697
IMCD NV	6,858	922,369
ITOCHU Corp.	137,920	7,222,179
Karat Packaging, Inc.	1,197	33,708
Marubeni Corp.	163,792	3,301,757
McGrath RentCorp	3,657	424,066
Mitsubishi Corp.	396,707	7,926,952
Mitsui & Company, Ltd.	286,529	5,839,451
MonotaRO Company, Ltd.	29,085	572,563
MRC Global, Inc. (A)	12,736	174,611
MSC Industrial Direct Company, Inc., Class A	7,278	618,776
NPK International, Inc. (A)	12,216	103,958
Reece, Ltd.	26,233	247,880
Rexel SA	25,953	800,460
Rush Enterprises, Inc., Class A	9,093	468,380
Rush Enterprises, Inc., Class B	1,499	78,668
SGH, Ltd.	23,612	840,921
Sumitomo Corp.	126,471	3,263,800
Titan Machinery, Inc. (A)	3,153	62,461
Toyota Tsusho Corp.	73,945	1,674,947
Transcat, Inc. (A)	1,372	117,937
United Rentals, Inc.	4,589	3,457,353
W.W. Grainger, Inc.	3,087	3,211,221
Watsco, Inc.	5,696	2,515,468
WESCO International, Inc.	7,251	1,342,885
Willis Lease Finance Corp.	542	77,387
Xometry, Inc., Class A (A)	6,455	218,114
		66,001,221
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	87,020	2,322,892
Aeroports de Paris SA	4,019	503,871
Auckland International Airport, Ltd.	195,873	924,623
Getlink SE	35,098	677,533
Sky Harbour Group Corp. (A)(C)	3,435	33,560
Transurban Group	360,667	3,318,482
		7,780,961
		907,003,807
Information technology – 21.8%
Communications equipment – 0.6%
ADTRAN Holdings, Inc. (A)	11,101	99,576
Applied Optoelectronics, Inc. (A)(C)	7,953	204,313
Arista Networks, Inc. (A)	72,714	7,439,369
Aviat Networks, Inc. (A)	1,847	44,420
BK Technologies Corp. (A)	442	20,831
Calix, Inc. (A)	8,688	462,115
Ciena Corp. (A)	23,208	1,887,507
Cisco Systems, Inc.	280,893	19,488,356
Clearfield, Inc. (A)	1,771	76,879
CommScope Holding Company, Inc. (A)	31,583	261,507
Digi International, Inc. (A)	5,404	188,383
Extreme Networks, Inc. (A)	19,460	349,307
F5, Inc. (A)	4,055	1,193,468
Harmonic, Inc. (A)	16,780	158,907
Juniper Networks, Inc.	23,379	933,523
Lumentum Holdings, Inc. (A)	11,331	1,077,125
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	11,785	$4,955,121
NETGEAR, Inc. (A)	4,189	121,774
NetScout Systems, Inc. (A)	10,365	257,156
Nokia OYJ	617,920	3,206,157
Ribbon Communications, Inc. (A)	14,591	58,510
Telefonaktiebolaget LM Ericsson, B Shares	322,311	2,754,251
Viasat, Inc. (A)	16,818	245,543
Viavi Solutions, Inc. (A)	32,740	329,692
		45,813,790
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)	4,375	31,194
Advanced Energy Industries, Inc.	5,554	735,905
Aeva Technologies, Inc. (A)(C)	4,558	172,247
Amphenol Corp., Class A	85,406	8,433,843
Arlo Technologies, Inc. (A)	14,760	250,330
Arrow Electronics, Inc. (A)	8,469	1,079,205
Avnet, Inc.	13,691	726,718
Badger Meter, Inc.	4,373	1,071,166
Bel Fuse, Inc., Class A	259	23,271
Bel Fuse, Inc., Class B	1,530	149,466
Belden, Inc.	12,254	1,419,013
Benchmark Electronics, Inc.	5,288	205,333
CDW Corp.	9,298	1,660,530
Climb Global Solutions, Inc.	598	63,932
Cognex Corp.	27,407	869,350
Coherent Corp. (A)	25,378	2,263,971
Corning, Inc.	54,425	2,862,211
Crane NXT Company	8,055	434,165
CTS Corp.	4,394	187,228
Daktronics, Inc. (A)	6,242	94,379
ePlus, Inc. (A)	3,898	281,046
Evolv Technologies Holdings, Inc. (A)	17,346	108,239
Fabrinet (A)	11,181	3,294,817
FARO Technologies, Inc. (A)	2,847	125,040
Flex, Ltd. (A)	62,548	3,122,396
Frequency Electronics, Inc.	1,139	25,867
Halma PLC	44,049	1,936,134
Hexagon AB, B Shares	240,897	2,428,144
Insight Enterprises, Inc. (A)	4,081	563,525
IPG Photonics Corp. (A)	4,306	295,607
Itron, Inc. (A)	6,690	880,605
Jabil, Inc.	7,579	1,652,980
Keyence Corp.	22,575	9,026,117
Keysight Technologies, Inc. (A)	12,201	1,999,256
Kimball Electronics, Inc. (A)	3,882	74,651
Knowles Corp. (A)	12,874	226,840
Kyocera Corp.	148,971	1,789,195
Littelfuse, Inc.	4,035	914,856
Methode Electronics, Inc.	5,142	48,900
MicroVision, Inc. (A)(C)	38,117	43,453
Mirion Technologies, Inc. (A)	31,051	668,528
Murata Manufacturing Company, Ltd.	193,600	2,861,540
Napco Security Technologies, Inc.	5,230	155,279
Neonode, Inc. (A)	1,605	40,928
nLight, Inc. (A)	7,297	143,605
Novanta, Inc. (A)	11,176	1,440,922
Omron Corp.	20,341	548,321
OSI Systems, Inc. (A)	2,364	531,569
Ouster, Inc. (A)	7,548	183,039
PAR Technology Corp. (A)	5,921	410,740
PC Connection, Inc.	1,694	111,431
Plexus Corp. (A)	3,946	533,933
Powerfleet, Inc. (A)	18,611	80,213
Ralliant Corp. (A)	7,999	387,888
Red Cat Holdings, Inc. (A)	11,138	81,085

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Rogers Corp. (A)	2,711	$185,649
Sanmina Corp. (A)	7,683	751,628
ScanSource, Inc. (A)	3,249	135,841
Shimadzu Corp.	27,481	679,412
TD SYNNEX Corp.	12,194	1,654,726
TDK Corp.	225,544	2,632,673
TE Connectivity PLC	20,938	3,531,612
Teledyne Technologies, Inc. (A)	3,309	1,695,234
Trimble, Inc. (A)	16,846	1,279,959
TTM Technologies, Inc. (A)	14,876	607,238
Vishay Intertechnology, Inc.	17,820	282,982
Vishay Precision Group, Inc. (A)	1,975	55,498
Vontier Corp.	24,147	891,024
Vuzix Corp. (A)	9,985	29,156
Yokogawa Electric Corp.	26,493	707,730
Zebra Technologies Corp., Class A (A)	3,591	1,107,321
		75,977,829
IT services – 1.0%
Accenture PLC, Class A	44,201	13,211,237
Akamai Technologies, Inc. (A)	10,323	823,362
Applied Digital Corp. (A)	26,174	263,572
ASGN, Inc. (A)	13,459	672,008
Backblaze, Inc., Class A (A)	8,400	46,200
BigBear.ai Holdings, Inc. (A)(C)	42,838	290,870
BigCommerce Holdings, Inc., Series 1 (A)	10,208	51,040
Capgemini SE	18,887	3,234,143
Cognizant Technology Solutions Corp., Class A	34,805	2,715,834
Couchbase, Inc. (A)	6,401	156,056
DigitalOcean Holdings, Inc. (A)	9,555	272,891
EPAM Systems, Inc. (A)	4,000	707,280
Fastly, Inc., Class A (A)	20,472	144,532
Fujitsu, Ltd.	204,262	4,955,268
Gartner, Inc. (A)	5,434	2,196,531
GoDaddy, Inc., Class A (A)	10,061	1,811,584
Grid Dynamics Holdings, Inc. (A)	10,006	115,569
IBM Corp.	65,621	19,343,758
Information Services Group, Inc.	6,519	31,291
Kyndryl Holdings, Inc. (A)	37,991	1,594,102
NEC Corp.	142,463	4,156,364
Nomura Research Institute, Ltd.	43,836	1,753,327
NTT Data Group Corp.	73,229	2,027,032
Obic Company, Ltd.	37,559	1,460,484
Okta, Inc. (A)	27,292	2,728,381
Otsuka Corp.	26,455	538,925
SCSK Corp.	18,151	546,847
The Hackett Group, Inc.	3,999	101,655
TIS, Inc.	24,668	826,616
TSS, Inc. (A)	2,723	78,504
Tucows, Inc., Class A (A)	1,150	22,667
Unisys Corp. (A)	10,425	47,225
VeriSign, Inc.	5,702	1,646,738
Wix.com, Ltd. (A)	6,136	972,311
		69,544,204
Semiconductors and semiconductor equipment – 8.1%
ACM Research, Inc., Class A (A)	7,471	193,499
Advanced Micro Devices, Inc. (A)	114,482	16,244,996
Advantest Corp.	88,894	6,589,801
Aehr Test Systems (A)(C)	4,426	57,228
Aeluma, Inc. (A)	1,493	24,440
Allegro MicroSystems, Inc. (A)	21,344	729,751
Alpha & Omega Semiconductor, Ltd. (A)	3,683	94,506
Ambarella, Inc. (A)	6,015	397,381
Amkor Technology, Inc.	18,554	389,448
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	35,019	$8,335,222
Applied Materials, Inc.	57,364	10,501,627
ASM International NV	5,437	3,487,715
ASML Holding NV	45,696	36,617,894
Atomera, Inc. (A)	4,603	23,199
Axcelis Technologies, Inc. (A)	4,739	330,261
BE Semiconductor Industries NV	9,415	1,408,045
Broadcom, Inc.	331,988	91,512,492
CEVA, Inc. (A)	3,564	78,337
Cirrus Logic, Inc. (A)	8,677	904,621
Cohu, Inc. (A)	6,756	129,985
Credo Technology Group Holding, Ltd. (A)	21,644	2,004,018
Diodes, Inc. (A)	6,769	358,012
Disco Corp.	10,690	3,166,841
Enphase Energy, Inc. (A)	9,264	367,318
Entegris, Inc.	24,718	1,993,507
First Solar, Inc. (A)	7,572	1,253,469
FormFactor, Inc. (A)	11,478	394,958
Ichor Holdings, Ltd. (A)	5,112	100,400
Impinj, Inc. (A)	3,833	425,731
Indie Semiconductor, Inc., Class A (A)(C)	29,181	103,884
Infineon Technologies AG	151,524	6,465,837
Intel Corp.	307,985	6,898,864
KLA Corp.	9,337	8,363,524
Kopin Corp. (A)	23,161	35,436
Kulicke & Soffa Industries, Inc.	7,550	261,230
Lam Research Corp.	90,313	8,791,067
Lasertec Corp. (C)	9,299	1,246,630
Lattice Semiconductor Corp. (A)	22,450	1,099,826
MACOM Technology Solutions Holdings, Inc. (A)	9,716	1,392,206
MaxLinear, Inc. (A)	12,150	172,652
Microchip Technology, Inc.	37,973	2,672,160
Micron Technology, Inc.	78,908	9,725,411
MKS, Inc.	10,951	1,088,091
Monolithic Power Systems, Inc.	3,381	2,472,796
Navitas Semiconductor Corp. (A)(C)	20,014	131,092
NVE Corp.	764	56,238
NVIDIA Corp.	1,721,919	272,045,950
NXP Semiconductors NV	17,837	3,897,206
ON Semiconductor Corp. (A)	29,505	1,546,357
Onto Innovation, Inc. (A)	7,979	805,320
PDF Solutions, Inc. (A)	4,970	106,259
Penguin Solutions, Inc. (A)	7,894	156,380
Photronics, Inc. (A)	8,935	168,246
Power Integrations, Inc.	17,545	980,766
Qualcomm, Inc.	77,469	12,337,713
Rambus, Inc. (A)	33,438	2,140,701
Renesas Electronics Corp.	195,341	2,416,646
Rigetti Computing, Inc. (A)(C)	41,803	495,784
SCREEN Holdings Company, Ltd.	9,430	766,766
Semtech Corp. (A)	12,876	581,223
Silicon Laboratories, Inc. (A)	10,070	1,483,915
SiTime Corp. (A)	2,909	619,850
SkyWater Technology, Inc. (A)(C)	4,073	40,078
Skyworks Solutions, Inc.	10,600	789,912
STMicroelectronics NV	78,561	2,408,837
Synaptics, Inc. (A)	12,032	779,914
Teradyne, Inc.	11,327	1,018,524
Texas Instruments, Inc.	64,144	13,317,577
Tokyo Electron, Ltd.	51,987	9,955,996
Ultra Clean Holdings, Inc. (A)	6,645	149,978
Universal Display Corp.	7,216	1,114,583

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Veeco Instruments, Inc. (A)	8,236	$167,356
		569,383,483
Software – 7.5%
8x8, Inc. (A)	20,861	40,888
A10 Networks, Inc.	10,923	211,360
ACI Worldwide, Inc. (A)	15,545	713,671
Adeia, Inc.	16,282	230,227
Adobe, Inc. (A)	30,092	11,641,993
Agilysys, Inc. (A)	3,827	438,727
Alarm.com Holdings, Inc. (A)	6,972	394,406
Alkami Technology, Inc. (A)	10,130	305,318
Amplitude, Inc., Class A (A)	13,192	163,581
ANSYS, Inc. (A)	6,208	2,180,374
Appfolio, Inc., Class A (A)	3,763	866,544
Appian Corp., Class A (A)	5,911	176,502
Arteris, Inc. (A)	4,654	44,353
Asana, Inc., Class A (A)	13,925	187,988
Autodesk, Inc. (A)	15,106	4,676,364
AvePoint, Inc. (A)	19,746	381,295
BILL Holdings, Inc. (A)	15,475	715,874
Bit Digital, Inc. (A)(C)	27,282	59,748
Bitdeer Technologies Group, Class A (A)	13,329	153,017
Blackbaud, Inc. (A)	11,833	759,797
Blackline, Inc. (A)	7,763	439,541
Blend Labs, Inc., Class A (A)	31,583	104,224
Box, Inc., Class A (A)	20,691	707,011
Braze, Inc., Class A (A)	11,343	318,738
c3.ai, Inc., Class A (A)	17,882	439,361
Cadence Design Systems, Inc. (A)	19,279	5,940,824
Cerence, Inc. (A)	6,597	67,355
Check Point Software Technologies, Ltd. (A)	10,059	2,225,554
Cipher Mining, Inc. (A)	39,343	188,060
CleanSpark, Inc. (A)(C)	40,991	452,131
Clear Secure, Inc., Class A	12,359	343,086
Clearwater Analytics Holdings, Inc., Class A (A)	36,363	797,441
CommVault Systems, Inc. (A)	13,728	2,393,202
Consensus Cloud Solutions, Inc. (A)	2,925	67,451
Core Scientific, Inc. (A)(C)	40,825	696,883
CoreCard Corp. (A)	935	27,087
Crowdstrike Holdings, Inc., Class A (A)	17,586	8,956,726
CyberArk Software, Ltd. (A)	5,452	2,218,310
Daily Journal Corp. (A)	186	78,539
Dassault Systemes SE	77,764	2,818,295
Digimarc Corp. (A)	2,674	35,324
Digital Turbine, Inc. (A)	15,198	89,668
DocuSign, Inc. (A)	33,062	2,575,199
Dolby Laboratories, Inc., Class A	10,026	744,531
Domo, Inc., Class B (A)	5,283	73,804
Dropbox, Inc., Class A (A)	32,035	916,201
D-Wave Quantum, Inc. (A)(C)	42,558	623,049
Dynatrace, Inc. (A)	48,949	2,702,474
E2open Parent Holdings, Inc. (A)	28,343	91,548
eGain Corp. (A)	3,318	20,738
EverCommerce, Inc. (A)	2,702	28,371
Fair Isaac Corp. (A)	1,719	3,142,263
Five9, Inc. (A)	11,256	298,059
Fortinet, Inc. (A)	44,856	4,742,176
Freshworks, Inc., Class A (A)	30,109	448,925
Gen Digital, Inc.	38,538	1,133,017
Guidewire Software, Inc. (A)	13,695	3,224,488
Hut 8 Corp. (A)(C)	13,953	259,526
i3 Verticals, Inc., Class A (A)	3,512	96,510
Intapp, Inc. (A)	8,193	422,923
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
InterDigital, Inc.	3,816	$855,662
Intuit, Inc.	19,739	15,547,029
Jamf Holding Corp. (A)	10,402	98,923
Kaltura, Inc. (A)	11,121	22,353
Life360, Inc. (A)	2,404	156,861
LiveRamp Holdings, Inc. (A)	9,591	316,887
Manhattan Associates, Inc. (A)	9,913	1,957,520
MARA Holdings, Inc. (A)(C)	51,236	803,380
MeridianLink, Inc. (A)	4,991	81,004
Microsoft Corp.	524,786	261,033,804
Mitek Systems, Inc. (A)	6,632	65,657
Monday.com, Ltd. (A)	4,713	1,482,144
N-able, Inc. (A)	11,214	90,833
NCR Voyix Corp. (A)	20,476	240,183
Nemetschek SE	6,701	971,597
NextNav, Inc. (A)	13,153	199,926
Nice, Ltd. (A)	7,339	1,244,056
Olo, Inc., Class A (A)	17,258	153,596
ON24, Inc. (A)	4,981	27,047
OneSpan, Inc.	5,401	90,143
Ooma, Inc. (A)	4,247	54,786
Oracle Corp.	114,838	25,107,032
Oracle Corp. Japan	4,466	532,305
Pagaya Technologies, Ltd., Class A (A)	6,258	133,421
PagerDuty, Inc. (A)	12,532	191,489
Palantir Technologies, Inc., Class A (A)	150,189	20,473,764
Palo Alto Networks, Inc. (A)	46,749	9,566,715
Pegasystems, Inc.	14,532	786,617
Porch Group, Inc. (A)	11,994	141,409
Progress Software Corp.	6,284	401,171
PROS Holdings, Inc. (A)	6,496	101,727
PTC, Inc. (A)	8,469	1,459,547
Q2 Holdings, Inc. (A)	9,153	856,629
Qualys, Inc. (A)	11,300	1,614,431
Rapid7, Inc. (A)	9,462	218,856
Red Violet, Inc.	1,748	86,002
ReposiTrak, Inc. (C)	1,762	34,623
Rezolve AI PLC (A)	13,595	41,805
Rimini Street, Inc. (A)	7,878	29,700
Riot Platforms, Inc. (A)	48,826	551,734
Roper Technologies, Inc.	7,591	4,302,882
Salesforce, Inc.	67,745	18,473,384
SAP SE	121,161	37,048,562
Sapiens International Corp. NV	4,816	140,868
SEMrush Holdings, Inc., Class A (A)	7,024	63,567
ServiceNow, Inc. (A)	14,616	15,026,417
SoundHound AI, Inc., Class A (A)(C)	54,108	580,579
SoundThinking, Inc. (A)	1,607	20,979
Sprinklr, Inc., Class A (A)	16,456	139,218
Sprout Social, Inc., Class A (A)	7,727	161,572
SPS Commerce, Inc. (A)	5,613	763,873
Synopsys, Inc. (A)	10,917	5,596,928
Telos Corp. (A)	9,796	31,053
Temenos AG	6,541	469,873
Tenable Holdings, Inc. (A)	17,607	594,764
TeraWulf, Inc. (A)(C)	39,490	172,966
The Sage Group PLC	113,949	1,956,823
Trend Micro, Inc.	14,714	1,017,706
Tyler Technologies, Inc. (A)	3,045	1,805,198
Varonis Systems, Inc. (A)	16,242	824,282
Verint Systems, Inc. (A)	9,165	180,276
Vertex, Inc., Class A (A)	9,635	340,453
Viant Technology, Inc., Class A (A)	2,580	34,133
Weave Communications, Inc. (A)	8,803	73,241
WiseTech Global, Ltd.	23,291	1,670,334

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	15,296	$3,671,040
Workiva, Inc. (A)	7,420	507,899
Xero, Ltd. (A)	16,878	1,997,161
Xperi, Inc. (A)	6,937	54,872
Yext, Inc. (A)	15,885	135,023
Zeta Global Holdings Corp., Class A (A)	27,886	431,954
		521,400,888
Technology hardware, storage and peripherals – 3.5%
Apple, Inc.	1,054,565	216,365,101
Canon, Inc. (C)	108,329	3,141,944
CompoSecure, Inc., Class A (A)(C)	6,594	92,909
Corsair Gaming, Inc. (A)	7,081	66,774
Dell Technologies, Inc., Class C	21,152	2,593,235
Diebold Nixdorf, Inc. (A)	3,787	209,800
Eastman Kodak Company (A)	9,716	54,895
FUJIFILM Holdings Corp.	129,893	2,812,907
Hewlett Packard Enterprise Company	92,748	1,896,697
HP, Inc.	66,560	1,628,058
Immersion Corp.	4,373	34,459
IonQ, Inc. (A)(C)	35,037	1,505,540
Logitech International SA	17,647	1,600,309
NetApp, Inc.	14,362	1,530,271
Pure Storage, Inc., Class A (A)	50,741	2,921,667
Quantum Computing, Inc. (A)	17,044	326,733
Ricoh Company, Ltd.	62,801	592,678
Seagate Technology Holdings PLC	14,984	2,162,641
Super Micro Computer, Inc. (A)	36,240	1,776,122
Turtle Beach Corp. (A)	2,313	31,989
Western Digital Corp.	24,633	1,576,266
Xerox Holdings Corp. (C)	17,534	92,404
		243,013,399
		1,525,133,593
Materials – 3.3%
Chemicals – 1.6%
AdvanSix, Inc.	4,049	96,164
Air Liquide SA	67,112	13,838,566
Air Products & Chemicals, Inc.	15,713	4,432,009
Akzo Nobel NV	19,816	1,390,363
Albemarle Corp.	8,308	520,662
Arkema SA	6,619	488,771
Arq, Inc. (A)	5,069	27,221
Asahi Kasei Corp.	142,620	1,015,278
Ashland, Inc.	7,460	375,089
ASP Isotopes, Inc. (A)(C)	8,533	62,803
Aspen Aerogels, Inc. (A)	10,113	59,869
Avient Corp.	28,573	923,194
Axalta Coating Systems, Ltd. (A)	35,683	1,059,428
Balchem Corp.	4,841	770,687
BASF SE	103,558	5,121,927
Cabot Corp.	16,745	1,255,875
CF Industries Holdings, Inc.	11,439	1,052,388
Corteva, Inc.	48,166	3,589,812
Covestro AG (A)	20,833	1,482,456
Croda International PLC	15,391	617,918
Dow, Inc.	49,908	1,321,564
DSM-Firmenich AG	21,578	2,295,580
DuPont de Nemours, Inc.	29,548	2,026,697
Eastman Chemical Company	8,152	608,628
Ecolab, Inc.	17,816	4,800,343
Ecovyst, Inc. (A)	16,222	133,507
EMS-Chemie Holding AG	814	615,386
Evonik Industries AG	29,738	614,345
Flotek Industries, Inc. (A)	2,234	32,974
Ginkgo Bioworks Holdings, Inc. (A)	5,858	65,903
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Givaudan SA	1,071	$5,193,842
Hawkins, Inc.	2,892	410,953
HB Fuller Company	8,030	483,005
ICL Group, Ltd.	89,836	616,748
Ingevity Corp. (A)	5,436	234,237
Innospec, Inc.	3,702	311,301
International Flavors & Fragrances, Inc.	18,061	1,328,387
Intrepid Potash, Inc. (A)	1,708	61,027
Koppers Holdings, Inc.	2,945	94,682
Kronos Worldwide, Inc.	4,091	25,364
Linde PLC	33,236	15,593,666
LSB Industries, Inc. (A)	8,431	65,762
LyondellBasell Industries NV, Class A	18,154	1,050,390
Mativ Holdings, Inc.	8,470	57,765
Minerals Technologies, Inc.	4,729	260,426
Mitsubishi Chemical Group Corp.	157,294	826,741
NewMarket Corp.	1,232	851,140
Nippon Paint Holdings Company, Ltd.	110,018	884,793
Nippon Sanso Holdings Corp.	20,100	760,614
Nitto Denko Corp.	82,005	1,583,637
Novonesis A/S, B Shares	40,885	2,935,415
Olin Corp.	18,798	377,652
Orion SA	8,470	88,850
Perimeter Solutions, Inc. (A)	20,679	287,852
PPG Industries, Inc.	16,028	1,823,185
PureCycle Technologies, Inc. (A)(C)	19,274	264,054
Quaker Chemical Corp.	2,059	230,484
Rayonier Advanced Materials, Inc. (A)	10,222	39,355
RPM International, Inc.	20,967	2,303,015
Sensient Technologies Corp.	6,243	615,060
Shin-Etsu Chemical Company, Ltd.	209,029	6,902,546
Sika AG	17,689	4,812,890
Stepan Company	3,205	174,929
Syensqo SA	8,477	656,665
Symrise AG	15,407	1,615,646
The Chemours Company	22,496	257,579
The Mosaic Company	22,399	817,116
The Scotts Miracle-Gro Company	7,067	466,139
The Sherwin-Williams Company	16,279	5,589,557
Toray Industries, Inc.	160,908	1,101,456
Tronox Holdings PLC	18,082	91,676
Westlake Corp.	5,444	413,363
Yara International ASA	19,211	708,937
		113,963,308
Construction materials – 0.3%
Amrize, Ltd. (A)	60,476	3,016,750
Eagle Materials, Inc.	5,435	1,098,468
Heidelberg Materials AG	15,527	3,656,558
Holcim, Ltd. (A)	60,476	4,490,895
James Hardie Industries PLC, CHESS Depositary Interest (A)	49,875	1,339,309
Knife River Corp. (A)	17,691	1,444,293
Martin Marietta Materials, Inc.	4,257	2,336,923
Titan America SA (A)	4,153	51,829
United States Lime & Minerals, Inc.	1,652	164,870
Vulcan Materials Company	9,327	2,432,668
		20,032,563
Containers and packaging – 0.2%
Amcor PLC	161,792	1,486,868
AptarGroup, Inc.	10,782	1,686,628
Ardagh Metal Packaging SA	21,164	90,582
Avery Dennison Corp.	5,520	968,594
Ball Corp.	19,587	1,098,635
Crown Holdings, Inc.	18,786	1,934,582
Graphic Packaging Holding Company	49,266	1,038,035

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Greif, Inc., Class A	7,863	$511,016
Greif, Inc., Class B	781	53,897
International Paper Company	37,274	1,745,541
Myers Industries, Inc.	5,585	80,927
O-I Glass, Inc. (A)	22,628	333,537
Packaging Corp. of America	6,308	1,188,743
Ranpak Holdings Corp. (A)	7,800	27,846
SIG Group AG (A)	35,483	656,330
Silgan Holdings, Inc.	13,276	719,294
Smurfit WestRock PLC	35,015	1,510,897
Sonoco Products Company	16,103	701,447
TriMas Corp.	4,948	141,562
		15,974,961
Metals and mining – 1.1%
1911 Gold Corp. (A)	3,149	542
Alcoa Corp.	42,267	1,247,299
Alpha Metallurgical Resources, Inc. (A)	1,738	195,490
Anglo American PLC	129,853	3,827,791
Antofagasta PLC	45,755	1,137,600
ArcelorMittal SA	54,423	1,728,165
Ascent Industries Company (A)	1,770	22,320
BHP Group, Ltd.	588,962	14,169,009
BlueScope Steel, Ltd.	50,892	775,520
Boliden AB (A)	32,978	1,030,545
Caledonia Mining Corp. PLC	2,789	53,883
Carpenter Technology Corp.	8,127	2,246,140
Century Aluminum Company (A)	7,789	140,358
Cleveland-Cliffs, Inc. (A)	79,145	601,502
Coeur Mining, Inc. (A)	94,665	838,732
Commercial Metals Company	35,052	1,714,393
Compass Minerals International, Inc. (A)	5,247	105,412
Constellium SE (A)	21,130	281,029
Contango ORE, Inc. (A)	1,418	27,623
Dakota Gold Corp. (A)	13,956	51,498
Evolution Mining, Ltd.	232,334	1,209,599
Ferroglobe PLC	18,423	67,612
Fortescue, Ltd.	196,485	1,975,113
Freeport-McMoRan, Inc.	101,405	4,395,907
Glencore PLC (A)	1,189,700	4,635,834
Hecla Mining Company	89,129	533,883
Idaho Strategic Resources, Inc. (A)	2,110	27,599
Ivanhoe Electric, Inc. (A)	13,214	119,851
JFE Holdings, Inc.	66,774	776,759
Kaiser Aluminum Corp.	2,370	189,363
MAC Copper, Ltd. (A)	10,834	130,983
Materion Corp.	3,068	243,507
Metallus, Inc. (A)	5,588	86,111
Newmont Corp.	78,585	4,578,362
NioCorp Developments, Ltd. (A)	8,689	20,245
Nippon Steel Corp.	112,230	2,122,486
Norsk Hydro ASA	163,174	934,399
Northern Star Resources, Ltd.	157,584	1,946,499
Novagold Resources, Inc. (A)	37,624	153,882
Nucor Corp.	16,293	2,110,595
Olympic Steel, Inc.	1,510	49,211
Pan American Silver Corp., CVR (A)	54,671	13,394
Perpetua Resources Corp. (A)(C)	6,991	84,871
Radius Recycling, Inc.	4,151	123,243
Ramaco Resources, Inc., Class A	5,525	72,599
Reliance, Inc.	8,586	2,695,145
Rio Tinto PLC	130,947	7,621,648
Rio Tinto, Ltd.	43,072	3,049,077
Royal Gold, Inc.	10,746	1,911,069
Ryerson Holding Corp.	4,117	88,804
South32, Ltd.	523,609	1,000,563
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
SSR Mining, Inc. (A)	30,294	$385,946
Steel Dynamics, Inc.	9,748	1,247,841
Sumitomo Metal Mining Company, Ltd.	28,682	706,867
SunCoke Energy, Inc.	12,621	108,414
Tredegar Corp. (A)	4,163	36,634
United States Antimony Corp. (A)	14,068	30,668
US Gold Corp. (A)	2,023	24,681
Valterra Platinum, Ltd. (A)	15,087	662,693
Vox Royalty Corp.	8,542	26,993
Warrior Met Coal, Inc.	7,728	354,174
Worthington Steel, Inc.	4,987	148,762
		76,896,737
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,379	64,804
Holmen AB, B Shares	8,844	350,330
Louisiana-Pacific Corp.	10,112	869,531
Magnera Corp. (A)	5,018	60,617
Mondi PLC	51,216	836,895
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	67,577	734,669
Svenska Cellulosa AB SCA, B Shares	70,489	916,552
Sylvamo Corp.	5,089	254,959
UPM-Kymmene OYJ	61,930	1,691,186
		5,789,791
		232,657,360
Real estate – 2.5%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	11,429	203,779
Alpine Income Property Trust, Inc.	2,492	36,657
American Assets Trust, Inc.	7,827	154,583
Armada Hoffler Properties, Inc.	11,328	77,823
Broadstone Net Lease, Inc.	27,680	444,264
Covivio SA	6,476	410,605
CTO Realty Growth, Inc.	4,623	79,793
Essential Properties Realty Trust, Inc.	29,004	925,518
Gladstone Commercial Corp.	6,752	96,756
Global Net Lease, Inc.	29,120	219,856
Land Securities Group PLC	82,115	713,235
Modiv Industrial, Inc.	1,649	23,218
NexPoint Diversified Real Estate Trust	6,337	26,552
One Liberty Properties, Inc.	3,366	80,313
Stockland	278,456	984,097
WP Carey, Inc.	35,751	2,230,147
		6,707,196
Health care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	10,870	789,488
American Healthcare REIT, Inc.	23,453	861,663
CareTrust REIT, Inc.	27,757	849,364
Community Healthcare Trust, Inc.	4,031	67,036
Diversified Healthcare Trust	33,141	118,645
Global Medical REIT, Inc.	10,511	72,841
Healthcare Realty Trust, Inc.	57,375	909,968
Healthpeak Properties, Inc.	49,051	858,883
LTC Properties, Inc.	6,498	224,896
National Health Investors, Inc.	6,797	476,606
Omega Healthcare Investors, Inc.	47,248	1,731,639
Sabra Health Care REIT, Inc.	73,706	1,359,139
Sila Realty Trust, Inc.	8,188	193,810
Universal Health Realty Income Trust	1,992	79,620
Ventas, Inc.	31,864	2,012,212

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Welltower, Inc.	43,865	$6,743,366
		17,349,176
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	31,667	369,554
Braemar Hotels & Resorts, Inc.	9,341	22,885
Chatham Lodging Trust	6,544	45,612
DiamondRock Hospitality Company	29,643	227,065
Host Hotels & Resorts, Inc.	48,982	752,364
Park Hotels & Resorts, Inc.	32,636	333,866
Pebblebrook Hotel Trust	16,901	168,841
RLJ Lodging Trust	20,805	151,460
Ryman Hospitality Properties, Inc.	8,582	846,786
Service Properties Trust	23,444	56,031
Summit Hotel Properties, Inc.	16,193	82,422
Sunstone Hotel Investors, Inc.	28,651	248,691
Xenia Hotels & Resorts, Inc.	14,990	188,424
		3,494,001
Industrial REITs – 0.3%
CapitaLand Ascendas REIT	433,995	915,796
EastGroup Properties, Inc.	8,562	1,430,881
First Industrial Realty Trust, Inc.	21,616	1,040,378
Goodman Group	235,672	5,313,135
Industrial Logistics Properties Trust	8,438	38,393
Innovative Industrial Properties, Inc.	4,092	225,960
LXP Industrial Trust	43,883	362,474
Plymouth Industrial REIT, Inc.	6,166	99,026
Prologis, Inc.	65,517	6,887,147
Rexford Industrial Realty, Inc.	38,551	1,371,259
Segro PLC	149,180	1,396,495
STAG Industrial, Inc.	30,468	1,105,379
Terreno Realty Corp.	14,946	838,022
		21,024,345
Office REITs – 0.1%
Brandywine Realty Trust	25,666	110,107
BXP, Inc.	10,284	693,861
City Office REIT, Inc.	7,158	38,224
COPT Defense Properties	35,019	965,824
Cousins Properties, Inc.	27,414	823,242
Douglas Emmett, Inc.	23,480	353,139
Easterly Government Properties, Inc.	5,579	123,854
Empire State Realty Trust, Inc., Class A	20,737	167,762
Franklin Street Properties Corp.	14,135	23,181
Gecina SA	5,342	588,071
Hudson Pacific Properties, Inc. (A)	47,631	130,509
JBG SMITH Properties	10,885	188,311
Kilroy Realty Corp.	17,380	596,308
NET Lease Office Properties (A)	2,226	72,456
Nippon Building Fund, Inc.	888	819,961
Paramount Group, Inc. (A)	28,105	171,441
Peakstone Realty Trust	5,619	74,227
Piedmont Realty Trust, Inc.	18,435	134,391
Postal Realty Trust, Inc., Class A	3,451	50,833
SL Green Realty Corp.	10,548	652,921
Vornado Realty Trust	27,265	1,042,614
		7,821,237
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	15,941	57,706
Azrieli Group, Ltd.	4,924	453,445
CapitaLand Investment, Ltd.	271,685	566,371
CBRE Group, Inc., Class A (A)	20,733	2,905,108
CK Asset Holdings, Ltd.	223,345	986,922
Compass, Inc., Class A (A)	67,502	423,913
CoStar Group, Inc. (A)	29,788	2,394,955
Cushman & Wakefield PLC (A)	34,059	377,033
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Daito Trust Construction Company, Ltd.	6,797	$740,318
Daiwa House Industry Company, Ltd.	65,041	2,234,989
Douglas Elliman, Inc. (A)	11,489	26,654
eXp World Holdings, Inc.	11,733	106,770
Fastighets AB Balder, B Shares (A)	83,309	621,008
Forestar Group, Inc. (A)	2,998	59,960
FRP Holdings, Inc. (A)	1,953	52,516
Henderson Land Development Company, Ltd.	168,530	591,877
Hongkong Land Holdings, Ltd.	128,019	739,088
Hulic Company, Ltd.	53,458	539,219
Jones Lang LaSalle, Inc. (A)	7,751	1,982,551
Kennedy-Wilson Holdings, Inc.	18,799	127,833
LEG Immobilien SE	8,641	769,149
Marcus & Millichap, Inc.	3,864	118,663
Maui Land & Pineapple Company, Inc. (A)	1,204	21,901
Mitsubishi Estate Company, Ltd.	123,363	2,312,700
Mitsui Fudosan Company, Ltd.	306,673	2,968,926
Newmark Group, Inc., Class A	19,935	242,210
RE/MAX Holdings, Inc., Class A (A)	3,052	24,965
Redfin Corp. (A)(C)	18,425	206,176
Sagax AB, Class B (C)	25,500	584,312
Seaport Entertainment Group, Inc. (A)	1,293	24,231
Sino Land Company, Ltd.	418,412	445,665
Sumitomo Realty & Development Company, Ltd.	35,905	1,386,627
Sun Hung Kai Properties, Ltd.	168,114	1,937,185
Swiss Prime Site AG	9,310	1,397,656
Tejon Ranch Company (A)	3,626	61,497
The Real Brokerage, Inc. (A)	16,121	72,706
The RMR Group, Inc., Class A	2,467	40,335
The St. Joe Company	5,615	267,836
The Wharf Holdings, Ltd.	124,107	378,384
Vonovia SE	85,927	3,046,402
Wharf Real Estate Investment Company, Ltd.	193,766	550,023
		32,845,785
Residential REITs – 0.2%
American Homes 4 Rent, Class A	51,885	1,871,492
Apartment Investment and Management Company, Class A	20,537	177,645
AvalonBay Communities, Inc.	10,039	2,042,937
BRT Apartments Corp.	1,980	30,967
Camden Property Trust	7,544	850,133
Centerspace	2,486	149,632
Elme Communities	13,009	206,843
Equity LifeStyle Properties, Inc.	31,215	1,925,029
Equity Residential	24,144	1,629,479
Essex Property Trust, Inc.	4,546	1,288,336
Independence Realty Trust, Inc.	72,155	1,276,422
Invitation Homes, Inc.	40,248	1,320,134
Mid-America Apartment Communities, Inc.	8,265	1,223,303
NexPoint Residential Trust, Inc.	3,494	116,420
UDR, Inc.	21,286	869,107
UMH Properties, Inc.	11,883	199,516
Veris Residential, Inc.	11,715	174,436
		15,351,831
Retail REITs – 0.4%
Acadia Realty Trust	19,622	364,381
Agree Realty Corp.	17,928	1,309,820
Alexander's, Inc.	352	79,313
Brixmor Property Group, Inc.	49,969	1,301,193
CapitaLand Integrated Commercial Trust	678,921	1,159,308
CBL & Associates Properties, Inc.	2,668	67,741
Curbline Properties Corp.	14,572	332,679

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Federal Realty Investment Trust	5,481	$520,640
FrontView REIT, Inc.	2,798	33,576
Getty Realty Corp.	7,774	214,873
InvenTrust Properties Corp.	11,589	317,539
Kimco Realty Corp.	47,766	1,004,041
Kite Realty Group Trust	68,089	1,542,216
Klepierre SA	24,963	987,019
Link REIT	301,645	1,615,759
NETSTREIT Corp.	12,087	204,633
NNN REIT, Inc.	30,686	1,325,021
Phillips Edison & Company, Inc.	18,526	648,966
Realty Income Corp.	63,765	3,673,502
Regency Centers Corp.	11,535	821,638
Saul Centers, Inc.	2,110	72,035
Scentre Group	604,372	1,419,498
Simon Property Group, Inc.	21,664	3,482,705
SITE Centers Corp.	7,653	86,555
Tanger, Inc.	16,312	498,821
The Macerich Company	37,397	605,083
Unibail-Rodamco-Westfield (A)	14,106	1,355,976
Urban Edge Properties	19,021	354,932
Vicinity, Ltd.	450,032	734,661
Whitestone REIT	6,550	81,744
		26,215,868
Specialized REITs – 0.6%
American Tower Corp.	33,054	7,305,595
Crown Castle, Inc.	30,746	3,158,537
CubeSmart	37,217	1,581,723
Digital Realty Trust, Inc.	22,353	3,896,798
EPR Properties	12,419	723,531
Equinix, Inc.	6,907	5,494,311
Extra Space Storage, Inc.	14,984	2,209,241
Farmland Partners, Inc.	6,089	70,084
Four Corners Property Trust, Inc.	14,904	401,067
Gaming and Leisure Properties, Inc.	44,871	2,094,578
Gladstone Land Corp.	5,469	55,620
Iron Mountain, Inc.	20,832	2,136,738
Lamar Advertising Company, Class A	14,363	1,743,094
National Storage Affiliates Trust	11,486	367,437
Outfront Media, Inc.	20,198	329,631
PotlatchDeltic Corp.	23,112	886,807
Public Storage	11,148	3,271,046
Rayonier, Inc.	22,890	507,700
Safehold, Inc.	8,315	129,381
SBA Communications Corp.	7,587	1,781,731
Smartstop Self Storage REIT, Inc.	3,995	144,739
Uniti Group, Inc. (A)	35,612	153,844
VICI Properties, Inc.	74,615	2,432,449
Weyerhaeuser Company	51,211	1,315,611
		42,191,293
		173,000,732
Utilities – 2.7%
Electric utilities – 1.5%
Acciona SA (C)	2,864	516,563
ALLETE, Inc.	17,883	1,145,764
Alliant Energy Corp.	18,139	1,096,865
American Electric Power Company, Inc.	37,718	3,913,620
BKW AG	2,451	537,381
Chubu Electric Power Company, Inc.	74,760	925,112
CK Infrastructure Holdings, Ltd.	73,088	484,007
CLP Holdings, Ltd.	190,541	1,609,263
Constellation Energy Corp.	22,129	7,142,356
Contact Energy, Ltd.	93,150	511,192
Duke Energy Corp.	54,881	6,475,958
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Edison International	27,166	$1,401,766
EDP SA	364,100	1,581,752
Elia Group SA/NV	5,695	657,740
Endesa SA (C)	36,854	1,167,712
Enel SpA	943,701	8,956,391
Entergy Corp.	31,515	2,619,527
Evergy, Inc.	16,245	1,119,768
Eversource Energy	25,940	1,650,303
Exelon Corp.	71,279	3,094,934
FirstEnergy Corp.	36,266	1,460,069
Fortum OYJ	52,055	976,125
Genie Energy, Ltd., B Shares	3,283	88,247
Hawaiian Electric Industries, Inc. (A)	25,822	274,488
Iberdrola SA	672,562	12,938,771
IDACORP, Inc.	8,820	1,018,269
MGE Energy, Inc.	5,501	486,508
NextEra Energy, Inc.	145,352	10,090,336
NRG Energy, Inc.	13,804	2,216,646
OGE Energy Corp.	32,870	1,458,771
Oklo, Inc. (A)	15,167	849,200
Origin Energy, Ltd.	199,893	1,420,826
Otter Tail Corp.	5,705	439,798
PG&E Corp.	155,171	2,163,084
Pinnacle West Capital Corp.	8,430	754,232
Portland General Electric Company	33,856	1,375,569
Power Assets Holdings, Ltd.	160,725	1,033,391
PPL Corp.	52,195	1,768,889
Redeia Corp. SA (C)	47,085	1,007,513
SSE PLC	128,363	3,232,195
Terna - Rete Elettrica Nazionale	163,249	1,678,357
The Kansai Electric Power Company, Inc.	109,961	1,304,118
The Southern Company	77,600	7,126,008
TXNM Energy, Inc.	28,717	1,617,341
Verbund AG	7,900	606,929
Xcel Energy, Inc.	40,722	2,773,168
		106,766,822
Gas utilities – 0.2%
APA Group	151,358	813,816
Atmos Energy Corp.	11,215	1,728,344
Brookfield Infrastructure Corp., Class A	17,849	742,518
Chesapeake Utilities Corp.	3,414	410,431
Hong Kong & China Gas Company, Ltd.	1,299,032	1,092,213
National Fuel Gas Company	14,751	1,249,557
New Jersey Resources Corp.	31,097	1,393,768
Northwest Natural Holding Company	5,944	236,096
ONE Gas, Inc.	18,509	1,330,057
Osaka Gas Company, Ltd.	42,200	1,082,427
RGC Resources, Inc.	1,604	35,898
Snam SpA	233,969	1,416,376
Southwest Gas Holdings, Inc.	19,372	1,441,083
Spire, Inc.	18,019	1,315,207
Tokyo Gas Company, Ltd.	38,355	1,275,767
UGI Corp.	35,011	1,275,101
		16,838,659
Independent power and renewable electricity producers – 0.2%
EDP Renovaveis SA	36,599	409,532
Meridian Energy, Ltd.	151,742	546,140
Montauk Renewables, Inc. (A)	10,079	22,375
Ormat Technologies, Inc.	18,377	1,539,258
Orsted A/S (A)(B)	19,511	840,507
RWE AG	73,361	3,065,625
The AES Corp.	50,265	528,788

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp.	23,959	$4,643,494
		11,595,719
Multi-utilities – 0.7%
Ameren Corp.	19,083	1,832,731
Avista Corp.	11,638	441,662
Black Hills Corp.	22,253	1,248,393
CenterPoint Energy, Inc.	46,086	1,693,200
Centrica PLC	583,190	1,293,965
CMS Energy Corp.	21,120	1,463,194
Consolidated Edison, Inc.	25,440	2,552,904
Dominion Energy, Inc.	60,211	3,403,126
DTE Energy Company	14,652	1,940,804
E.ON SE	260,499	4,799,859
Engie SA	211,923	4,980,783
National Grid PLC	568,208	8,340,531
NiSource, Inc.	33,236	1,340,740
Northwestern Energy Group, Inc.	19,008	975,110
Public Service Enterprise Group, Inc.	35,232	2,965,830
Sembcorp Industries, Ltd.	103,702	558,652
Sempra	46,047	3,488,981
Unitil Corp.	2,560	133,504
Veolia Environnement SA	73,047	2,607,916
WEC Energy Group, Inc.	22,533	2,347,939
		48,409,824
Water utilities – 0.1%
American States Water Company	5,679	435,352
American Water Works Company, Inc.	13,769	1,915,406
Cadiz, Inc. (A)	9,570	28,614
California Water Service Group	8,916	405,500
Consolidated Water Company, Ltd.	2,371	71,177
Essential Utilities, Inc.	42,108	1,563,891
Global Water Resources, Inc.	2,806	28,593
H2O America	4,666	242,492
Middlesex Water Company	2,734	148,128
Pure Cycle Corp. (A)	3,747	40,168
Severn Trent PLC	31,349	1,177,849
The York Water Company	2,373	74,987
United Utilities Group PLC	79,118	1,242,370
		7,374,527
		190,985,551
TOTAL COMMON STOCKS (Cost $3,039,138,753)		$6,738,975,914
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	6,495	539,383
Dr. Ing. h.c. F. Porsche AG (B)(C)	13,212	652,989
Porsche Automobil Holding SE	17,768	705,365
Volkswagen AG	23,926	2,529,302
		4,427,039
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	19,638	$1,543,225
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,041	774,536
TOTAL PREFERRED SECURITIES (Cost $8,503,052)		$6,744,800
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(E)	1,230	10,037
TOTAL RIGHTS (Cost $4,797)		$10,037
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	298
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	4,269	3
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	317
TOTAL WARRANTS (Cost $5,036)		$618
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 4.2596% (F)(G)	24,658,646	246,645,645
TOTAL SHORT-TERM INVESTMENTS (Cost $246,648,336)		$246,645,645
Total Investments (Strategic Equity Allocation Trust) (Cost $3,294,299,974) – 100.0%		$6,992,377,014
Other assets and liabilities, net – (0.0%)		(970,811)
TOTAL NET ASSETS – 100.0%		$6,991,406,203
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $46,913,494.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	508	Long	Sep 2025	$66,922,724	$68,115,180	$1,192,456
Russell 2000 E-Mini Index Futures	124	Long	Sep 2025	13,390,937	13,588,540	197,603
S&P 500 E-Mini Index Futures	454	Long	Sep 2025	137,171,248	141,960,124	4,788,876
The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	57	Long	Sep 2025	$17,547,793	$17,815,350	$267,557
						$6,446,492

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 9.1%
Diversified telecommunication services – 0.7%
Anterix, Inc. (A)	333	$8,541
AST SpaceMobile, Inc. (A)(B)	3,427	160,144
AT&T, Inc.	119,097	3,446,667
Bandwidth, Inc., Class A (A)	487	7,743
Cogent Communications Holdings, Inc.	822	39,629
Frontier Communications Parent, Inc. (A)	4,134	150,478
GCI Liberty, Inc. (A)(C)	2,206	0
Globalstar, Inc. (A)	2,114	49,785
IDT Corp., Class B	411	28,080
Iridium Communications, Inc.	1,809	54,578
Liberty Global, Ltd., Class A (A)	2,213	22,152
Liberty Global, Ltd., Class C (A)	3,408	35,136
Liberty Latin America, Ltd., Class C (A)	2,872	17,864
Lumen Technologies, Inc. (A)	16,886	73,961
Shenandoah Telecommunications Company	1,033	14,111
Verizon Communications, Inc.	69,832	3,021,631
		7,130,500
Entertainment – 1.7%
AMC Entertainment Holdings, Inc., Class A (A)	7,253	22,484
Atlanta Braves Holdings, Inc., Series A (A)	186	9,153
Atlanta Braves Holdings, Inc., Series C (A)	722	33,768
Cinemark Holdings, Inc.	2,023	61,054
Electronic Arts, Inc.	4,278	683,197
Liberty Media Corp.-Liberty Formula One, Series A (A)	566	53,747
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,550	370,975
Liberty Media Corp.-Liberty Live, Series A (A)	477	37,912
Liberty Media Corp.-Liberty Live, Series C (A)	1,025	83,189
Lionsgate Studios Corp. (A)	2,801	16,274
Live Nation Entertainment, Inc. (A)	3,827	578,949
Madison Square Garden Entertainment Corp. (A)	690	27,579
Madison Square Garden Sports Corp. (A)	323	67,491
Netflix, Inc. (A)	7,059	9,452,919
Reservoir Media, Inc. (A)	1,061	8,138
ROBLOX Corp., Class A (A)	10,280	1,081,456
Roku, Inc. (A)	2,136	187,733
Sphere Entertainment Company (A)	495	20,691
Take-Two Interactive Software, Inc. (A)	2,929	711,308
The Marcus Corp.	490	8,261
The Walt Disney Company	30,005	3,720,920
TKO Group Holdings, Inc.	1,353	246,178
Warner Brothers Discovery, Inc. (A)	40,773	467,259
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Music Group Corp., Class A	2,417	$65,839
		18,016,474
Interactive media and services – 5.7%
Alphabet, Inc., Class A	96,055	16,927,772
Alphabet, Inc., Class C	91,055	16,152,246
Angi, Inc. (A)	883	13,475
Bumble, Inc., Class A (A)	2,124	13,997
CarGurus, Inc. (A)	1,492	49,937
Cars.com, Inc. (A)	1,164	13,793
EverQuote, Inc., Class A (A)	550	13,299
FuboTV, Inc. (A)	5,719	22,075
Getty Images Holdings, Inc. (A)(B)	7,425	12,326
Grindr, Inc. (A)	2,975	67,533
IAC, Inc. (A)	1,350	50,409
Match Group, Inc. (A)	4,138	127,823
MediaAlpha, Inc., Class A (A)	992	10,862
Meta Platforms, Inc., Class A	36,104	26,648,001
Nextdoor Holdings, Inc. (A)	5,096	8,459
Pinterest, Inc., Class A (A)	9,750	349,635
QuinStreet, Inc. (A)	985	15,859
Reddit, Inc., Class A (A)	2,086	314,089
Rumble, Inc. (A)(B)	5,667	50,890
Shutterstock, Inc.	607	11,509
Snap, Inc., Class A (A)	23,943	208,065
Taboola.com, Ltd. (A)	5,451	19,951
TripAdvisor, Inc. (A)	2,116	27,614
Trump Media & Technology Group Corp. (A)	3,660	66,026
Vimeo, Inc. (A)	2,794	11,288
Webtoon Entertainment, Inc. (A)(B)	2,289	20,784
Yelp, Inc. (A)	1,072	36,737
Ziff Davis, Inc. (A)	719	21,764
ZipRecruiter, Inc., Class A (A)	1,606	8,046
ZoomInfo Technologies, Inc. (A)	5,704	57,724
		61,351,988
Media – 0.6%
Advantage Solutions, Inc. (A)	5,215	6,884
Altice USA, Inc., Class A (A)	4,902	10,490
Boston Omaha Corp., Class A (A)	726	10,193
Cable One, Inc.	95	12,902
Charter Communications, Inc., Class A (A)	2,356	963,156
Clear Channel Outdoor Holdings, Inc. (A)	9,814	11,482
Comcast Corp., Class A	62,568	2,233,052
DoubleVerify Holdings, Inc. (A)	2,860	42,814
EchoStar Corp., Class A (A)	2,593	71,826
Fox Corp., Class A	3,108	174,172
Fox Corp., Class B	4,445	229,495
Gannett Company, Inc. (A)	2,784	9,967
Gray Media, Inc.	1,666	7,547
Ibotta, Inc., Class A (A)	473	17,312
Integral Ad Science Holding Corp. (A)	2,865	23,808

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
John Wiley & Sons, Inc., Class A	763	$34,053
Liberty Broadband Corp., Series A (A)	414	40,497
Liberty Broadband Corp., Series C (A)	1,940	190,857
Magnite, Inc. (A)	2,400	57,888
National CineMedia, Inc.	1,733	8,396
News Corp., Class A	5,508	163,698
News Corp., Class B	3,775	129,520
Nexstar Media Group, Inc.	500	86,475
Omnicom Group, Inc.	3,241	233,158
Paramount Global, Class B (B)	10,470	135,063
PubMatic, Inc., Class A (A)	845	10,512
Scholastic Corp.	544	11,413
Sinclair, Inc.	763	10,545
Sirius XM Holdings, Inc.	5,625	129,206
Stagwell, Inc. (A)	2,253	10,139
TEGNA, Inc.	2,597	43,526
The Interpublic Group of Companies, Inc.	6,129	150,038
The New York Times Company, Class A	2,697	150,978
The Trade Desk, Inc., Class A (A)	7,518	541,221
Thryv Holdings, Inc. (A)	851	10,348
WideOpenWest, Inc. (A)	1,774	7,202
		5,979,833
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	2,218	32,560
Spok Holdings, Inc.	451	7,974
Telephone & Data Systems, Inc.	1,782	63,404
T-Mobile US, Inc.	18,958	4,516,933
United States Cellular Corp. (A)	876	56,038
		4,676,909
		97,155,704
Consumer discretionary – 10.4%
Automobile components – 0.1%
Adient PLC (A)	1,494	29,073
American Axle & Manufacturing Holdings, Inc. (A)	2,443	9,967
Autoliv, Inc.	1,289	144,239
BorgWarner, Inc.	3,624	121,332
Cooper-Standard Holdings, Inc. (A)	367	7,891
Dana, Inc.	2,456	42,120
Dorman Products, Inc. (A)	514	63,052
Fox Factory Holding Corp. (A)	737	19,118
Gentex Corp.	3,815	83,892
Gentherm, Inc. (A)	557	15,758
LCI Industries	430	39,212
Lear Corp.	888	84,342
Mobileye Global, Inc., Class A (A)	1,699	30,548
Modine Manufacturing Company (A)	874	86,089
Patrick Industries, Inc.	568	52,409
PHINIA, Inc.	686	30,520
QuantumScape Corp. (A)	8,540	57,389
Solid Power, Inc. (A)	3,732	8,173
Standard Motor Products, Inc.	432	13,271
The Goodyear Tire & Rubber Company (A)	4,746	49,216
Visteon Corp. (A)	457	42,638
XPEL, Inc. (A)	499	17,914
		1,048,163
Automobiles – 1.8%
Ford Motor Company	64,656	701,518
General Motors Company	16,494	811,670
Harley-Davidson, Inc.	2,055	48,498
Lucid Group, Inc. (A)(B)	50,533	106,625
Rivian Automotive, Inc., Class A (A)	18,678	256,636
Tesla, Inc. (A)	53,115	16,872,511
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Thor Industries, Inc.	891	$79,130
Winnebago Industries, Inc.	503	14,587
		18,891,175
Broadline retail – 3.7%
Amazon.com, Inc. (A)	175,035	38,400,929
Coupang, Inc. (A)	27,397	820,814
Dillard's, Inc., Class A (B)	204	85,237
eBay, Inc.	7,678	571,704
Etsy, Inc. (A)	1,774	88,984
Groupon, Inc. (A)	676	22,612
Kohl's Corp. (B)	1,905	16,154
Macy's, Inc.	4,578	53,379
Ollie's Bargain Outlet Holdings, Inc. (A)	1,019	134,284
Savers Value Village, Inc. (A)	2,751	28,060
		40,222,157
Distributors – 0.1%
A-Mark Precious Metals, Inc.	410	9,094
Genuine Parts Company	2,309	280,105
LKQ Corp.	4,312	159,587
Pool Corp.	626	182,466
		631,252
Diversified consumer services – 0.1%
ADT, Inc.	13,674	115,819
Adtalem Global Education, Inc. (A)	619	78,755
American Public Education, Inc. (A)	321	9,778
Bright Horizons Family Solutions, Inc. (A)	956	118,152
Carriage Services, Inc.	304	13,905
Coursera, Inc. (A)	2,862	25,071
Duolingo, Inc. (A)	629	257,903
European Wax Center, Inc., Class A (A)	1,009	5,681
frontdoor, Inc. (A)	1,250	73,675
Graham Holdings Company, Class B	58	54,878
Grand Canyon Education, Inc. (A)	478	90,342
H&R Block, Inc.	2,216	121,636
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc. (A)	2,562	59,900
Lincoln Educational Services Corp. (A)	632	14,568
Matthews International Corp., Class A	612	14,633
Mister Car Wash, Inc. (A)	5,522	33,187
Perdoceo Education Corp.	1,121	36,645
Service Corp. International	2,399	195,279
Strategic Education, Inc.	420	35,755
Stride, Inc. (A)	724	105,118
Udemy, Inc. (A)	2,657	18,679
Universal Technical Institute, Inc. (A)	916	31,043
		1,510,402
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	1,621	19,079
Airbnb, Inc., Class A (A)	7,185	950,863
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,388	183,726
BJ's Restaurants, Inc. (A)	401	17,885
Bloomin' Brands, Inc.	1,566	13,483
Booking Holdings, Inc.	530	3,068,297
Boyd Gaming Corp.	1,360	106,393
Brinker International, Inc. (A)	735	132,543
Caesars Entertainment, Inc. (A)	3,500	99,365
Carnival Corp. (A)	19,280	542,154
Cava Group, Inc. (A)	1,918	161,553
Chipotle Mexican Grill, Inc. (A)	22,496	1,263,150
Choice Hotels International, Inc. (B)	772	97,951
Churchill Downs, Inc.	1,212	122,412
Cracker Barrel Old Country Store, Inc.	380	23,210
Darden Restaurants, Inc.	1,939	422,644

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dave & Buster's Entertainment, Inc. (A)	665	$20,003
Denny's Corp. (A)	1,371	5,621
Dine Brands Global, Inc.	285	6,934
Domino's Pizza, Inc.	526	237,016
DoorDash, Inc., Class A (A)	6,549	1,614,394
DraftKings, Inc., Class A (A)	8,127	348,567
Dutch Bros, Inc., Class A (A)	1,931	132,022
El Pollo Loco Holdings, Inc. (A)	712	7,839
Everi Holdings, Inc. (A)	1,478	21,047
Expedia Group, Inc.	2,042	344,445
First Watch Restaurant Group, Inc. (A)	1,058	16,970
Global Business Travel Group I (A)	8,247	51,956
Golden Entertainment, Inc.	508	14,950
Hilton Grand Vacations, Inc. (A)	1,644	68,275
Hilton Worldwide Holdings, Inc.	3,859	1,027,806
Hyatt Hotels Corp., Class A	700	97,755
Jack in the Box, Inc.	354	6,181
Krispy Kreme, Inc.	3,050	8,876
Kura Sushi USA, Inc., Class A (A)	196	16,872
Las Vegas Sands Corp.	11,884	517,073
Life Time Group Holdings, Inc. (A)	3,489	105,821
Light & Wonder, Inc. (A)	1,403	135,053
Lindblad Expeditions Holdings, Inc. (A)	1,040	12,137
Lucky Strike Entertainment Corp. (B)	1,554	14,188
Marriott International, Inc., Class A	4,574	1,249,663
Marriott Vacations Worldwide Corp.	574	41,506
McDonald's Corp.	11,862	3,465,721
MGM Resorts International (A)	4,699	161,599
Monarch Casino & Resort, Inc.	326	28,179
Nathan's Famous, Inc.	66	7,298
Norwegian Cruise Line Holdings, Ltd. (A)	7,269	147,415
Papa John's International, Inc.	553	27,064
Penn Entertainment, Inc. (A)	2,536	45,318
Planet Fitness, Inc., Class A (A)	1,396	152,234
PlayAGS, Inc. (A)	719	8,980
Portillo's, Inc., Class A (A)	1,111	12,965
Potbelly Corp. (A)	607	7,436
Pursuit Attractions and Hospitality, Inc. (A)	521	15,020
RCI Hospitality Holdings, Inc.	182	6,938
Red Rock Resorts, Inc., Class A	1,005	52,290
Restaurant Brands International LP	82	5,394
Royal Caribbean Cruises, Ltd.	4,465	1,398,170
Rush Street Interactive, Inc. (A)	1,505	22,425
Sabre Corp. (A)	6,700	21,172
Serve Robotics, Inc. (A)(B)	835	9,552
Shake Shack, Inc., Class A (A)	665	93,499
Six Flags Entertainment Corp. (A)	1,664	50,636
Soho House & Company, Inc. (A)	1,085	7,975
Starbucks Corp.	18,855	1,727,684
Sweetgreen, Inc., Class A (A)	1,759	26,174
Target Hospitality Corp. (A)	1,791	12,752
Texas Roadhouse, Inc.	924	173,167
The Cheesecake Factory, Inc.	841	52,697
The Wendy's Company	3,283	37,492
Travel + Leisure Company	1,073	55,378
United Parks & Resorts, Inc. (A)	899	42,388
Vail Resorts, Inc.	618	97,106
Viking Holdings, Ltd. (A)	5,057	269,488
Wingstop, Inc.	476	160,288
Wyndham Hotels & Resorts, Inc.	1,276	103,624
Wynn Resorts, Ltd.	1,761	164,953
Yum! Brands, Inc.	4,510	668,292
		22,686,470
Household durables – 0.3%
Beazer Homes USA, Inc. (A)	566	12,661
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Cavco Industries, Inc. (A)	135	$58,648
Century Communities, Inc.	521	29,343
Champion Homes, Inc. (A)	957	59,918
Cricut, Inc., Class A	884	5,985
D.R. Horton, Inc.	5,232	674,509
Dream Finders Homes, Inc., Class A (A)	636	15,983
Ethan Allen Interiors, Inc.	516	14,371
Green Brick Partners, Inc. (A)	752	47,286
Hamilton Beach Brands Holding Company, Class B	241	4,311
Helen of Troy, Ltd. (A)	395	11,210
Hovnanian Enterprises, Inc., Class A (A)	92	9,619
Installed Building Products, Inc.	470	84,750
KB Home	1,174	62,187
La-Z-Boy, Inc.	724	26,911
Legacy Housing Corp. (A)	492	11,149
Leggett & Platt, Inc.	2,466	21,997
Lennar Corp., Class A	3,941	435,914
LGI Homes, Inc. (A)	412	21,226
M/I Homes, Inc. (A)	449	50,342
Meritage Homes Corp.	1,176	78,757
Mohawk Industries, Inc. (A)	1,040	109,034
Newell Brands, Inc.	7,035	37,989
NVR, Inc. (A)	50	369,283
PulteGroup, Inc.	3,335	351,709
SharkNinja, Inc. (A)	2,337	231,340
Somnigroup International, Inc.	3,315	225,586
Sonos, Inc. (A)	2,114	22,852
Taylor Morrison Home Corp. (A)	1,678	103,063
The Lovesac Company (A)	315	5,733
Toll Brothers, Inc.	1,635	186,603
TopBuild Corp. (A)	486	157,338
Tri Pointe Homes, Inc. (A)	1,588	50,737
Whirlpool Corp.	928	94,118
		3,682,462
Leisure products – 0.1%
Acushnet Holdings Corp.	1,012	73,694
Brunswick Corp.	1,102	60,874
Hasbro, Inc.	2,316	170,967
Latham Group, Inc. (A)	2,044	13,041
Malibu Boats, Inc., Class A (A)	386	12,097
Mattel, Inc. (A)	5,501	108,480
Peloton Interactive, Inc., Class A (A)	6,270	43,514
Polaris, Inc.	951	38,658
Smith & Wesson Brands, Inc.	894	7,760
Sturm Ruger & Company, Inc.	332	11,919
Topgolf Callaway Brands Corp. (A)	3,227	25,977
YETI Holdings, Inc. (A)	1,377	43,403
		610,384
Specialty retail – 1.8%
Abercrombie & Fitch Company, Class A (A)	835	69,180
Academy Sports & Outdoors, Inc.	1,152	51,621
Advance Auto Parts, Inc.	1,001	46,536
American Eagle Outfitters, Inc.	3,157	30,370
America's Car-Mart, Inc. (A)	161	9,022
Arhaus, Inc. (A)	963	8,349
Arko Corp.	2,432	10,287
Asbury Automotive Group, Inc. (A)	325	77,526
AutoNation, Inc. (A)	637	126,540
AutoZone, Inc. (A)	274	1,017,151
Barnes & Noble Education, Inc. (A)	538	6,332
Bath & Body Works, Inc.	3,591	107,586
Best Buy Company, Inc.	3,544	237,909
Beyond, Inc. (A)	999	6,873

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Boot Barn Holdings, Inc. (A)	508	$77,216
Build-A-Bear Workshop, Inc.	239	12,323
Burlington Stores, Inc. (A)	1,052	244,737
Caleres, Inc.	585	7,149
Camping World Holdings, Inc., Class A	1,018	17,499
CarMax, Inc. (A)	2,547	171,184
Carvana Company (A)	2,226	750,073
Chewy, Inc., Class A (A)	2,696	114,904
Citi Trends, Inc. (A)	197	6,578
Dick's Sporting Goods, Inc.	960	189,898
EVgo, Inc. (A)	2,340	8,541
Five Below, Inc. (A)	920	120,686
Floor & Decor Holdings, Inc., Class A (A)	1,786	135,665
Foot Locker, Inc. (A)	1,586	38,857
GameStop Corp., Class A (A)(B)	7,429	181,193
Group 1 Automotive, Inc.	218	95,203
Guess?, Inc.	937	11,328
Haverty Furniture Companies, Inc.	332	6,756
Lithia Motors, Inc.	434	146,614
Lowe's Companies, Inc.	9,355	2,075,594
MarineMax, Inc. (A)	434	10,911
Monro, Inc.	559	8,335
Murphy USA, Inc.	331	134,651
National Vision Holdings, Inc. (A)	1,383	31,823
O'Reilly Automotive, Inc. (A)	14,370	1,295,168
Penske Automotive Group, Inc.	1,122	192,771
Petco Health & Wellness Company, Inc. (A)	4,123	11,668
Revolve Group, Inc. (A)	687	13,774
RH (A)	309	58,404
Ross Stores, Inc.	5,469	697,735
Sally Beauty Holdings, Inc. (A)	1,771	16,399
Shoe Carnival, Inc.	503	9,411
Signet Jewelers, Ltd.	721	57,356
Sonic Automotive, Inc., Class A	367	29,334
Stitch Fix, Inc., Class A (A)	1,969	7,285
The Buckle, Inc.	851	38,593
The Gap, Inc.	6,256	136,443
The Home Depot, Inc.	16,497	6,048,460
The ODP Corp. (A)	579	10,497
The RealReal, Inc. (A)	1,902	9,111
The TJX Companies, Inc.	18,535	2,288,887
Torrid Holdings, Inc. (A)(B)	1,867	5,508
Tractor Supply Company	8,826	465,748
Ulta Beauty, Inc. (A)	769	359,754
Upbound Group, Inc.	976	24,498
Urban Outfitters, Inc. (A)	1,533	111,204
Valvoline, Inc. (A)	2,109	79,868
Victoria's Secret & Company (A)	1,317	24,391
Warby Parker, Inc., Class A (A)	1,765	38,706
Wayfair, Inc., Class A (A)	1,703	87,091
Williams-Sonoma, Inc.	2,042	333,602
Winmark Corp.	63	23,789
Zumiez, Inc. (A)	422	5,596
		18,884,051
Textiles, apparel and luxury goods – 0.3%
Carter's, Inc.	609	18,349
Columbia Sportswear Company	932	56,927
Crocs, Inc. (A)	928	93,988
Deckers Outdoor Corp. (A)	2,518	259,530
Figs, Inc., Class A (A)	2,735	15,425
G-III Apparel Group, Ltd. (A)	746	16,710
Hanesbrands, Inc. (A)	6,109	27,979
Kontoor Brands, Inc.	926	61,088
Levi Strauss & Company, Class A	1,767	32,672
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Lululemon Athletica, Inc. (A)	1,936	$459,955
Movado Group, Inc.	413	6,298
NIKE, Inc., Class B	19,616	1,393,521
Oxford Industries, Inc.	267	10,747
PVH Corp.	919	63,043
Ralph Lauren Corp.	557	152,774
Skechers USA, Inc., Class A (A)	2,179	137,495
Steven Madden, Ltd.	1,228	29,447
Tapestry, Inc.	3,206	281,519
Under Armour, Inc., Class A (A)	2,144	14,644
Under Armour, Inc., Class C (A)	4,718	30,620
VF Corp.	6,505	76,434
Wolverine World Wide, Inc.	1,388	25,095
		3,264,260
		111,430,776
Consumer staples – 5.6%
Beverages – 1.1%
Brown-Forman Corp., Class A	3,211	88,206
Brown-Forman Corp., Class B	4,719	126,988
Celsius Holdings, Inc. (A)	3,901	180,967
Coca-Cola Consolidated, Inc.	1,280	142,912
Constellation Brands, Inc., Class A	2,994	487,064
Keurig Dr. Pepper, Inc.	22,487	743,420
MGP Ingredients, Inc.	385	11,538
Molson Coors Beverage Company, Class B	3,135	150,762
Monster Beverage Corp. (A)	16,134	1,010,634
National Beverage Corp. (A)	1,607	69,487
PepsiCo, Inc.	22,550	2,977,502
Primo Brands Corp.	2,229	66,023
The Boston Beer Company, Inc., Class A (A)	151	28,812
The Coca-Cola Company	71,399	5,051,479
The Vita Coco Company, Inc. (A)	957	34,548
		11,170,342
Consumer staples distribution and retail – 2.4%
Albertsons Companies, Inc., Class A	9,586	206,195
BJ's Wholesale Club Holdings, Inc. (A)	2,189	236,040
Casey's General Stores, Inc.	615	313,816
Costco Wholesale Corp.	7,369	7,294,868
Dollar General Corp.	3,650	417,487
Dollar Tree, Inc. (A)	3,572	353,771
Grocery Outlet Holding Corp. (A)	1,660	20,617
Ingles Markets, Inc., Class A	259	16,415
Maplebear, Inc. (A)	4,261	192,768
Natural Grocers by Vitamin Cottage, Inc.	407	15,975
Performance Food Group Company (A)	2,569	224,710
PriceSmart, Inc.	520	54,621
SpartanNash Company	628	16,636
Sprouts Farmers Market, Inc. (A)	1,634	269,022
Sysco Corp.	7,896	598,043
Target Corp.	7,600	749,740
The Andersons, Inc.	599	22,013
The Chefs' Warehouse, Inc. (A)	668	42,625
The Kroger Company	11,989	859,971
U.S. Foods Holding Corp. (A)	3,359	258,677
United Natural Foods, Inc. (A)	1,010	23,543
Village Super Market, Inc., Class A	163	6,276
Walgreens Boots Alliance, Inc.	14,372	164,991
Walmart, Inc.	133,402	13,044,048
Weis Markets, Inc.	470	34,070
		25,436,938
Food products – 0.6%
Archer-Daniels-Midland Company	7,964	420,340
B&G Foods, Inc. (B)	1,495	6,324

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Beyond Meat, Inc. (A)(B)	1,526	$5,326
Bunge Global SA	2,216	177,900
Calavo Growers, Inc.	346	9,200
Cal-Maine Foods, Inc.	731	72,830
Conagra Brands, Inc.	7,887	161,447
Darling Ingredients, Inc. (A)	2,641	100,200
Dole PLC	1,669	23,349
Flowers Foods, Inc.	3,509	56,074
Fresh Del Monte Produce, Inc.	837	27,136
Freshpet, Inc. (A)	813	55,251
General Mills, Inc.	9,137	473,388
Hormel Foods Corp.	9,175	277,544
Ingredion, Inc.	1,063	144,164
J&J Snack Foods Corp.	331	37,539
John B Sanfilippo & Son, Inc.	170	10,751
Kellanova	5,427	431,609
Lamb Weston Holdings, Inc.	2,365	122,625
Lancaster Colony Corp.	462	79,820
Lifeway Foods, Inc. (A)	238	5,867
McCormick & Company, Inc.	4,195	318,065
Mission Produce, Inc. (A)	1,379	16,162
Mondelez International, Inc., Class A	21,491	1,449,353
Pilgrim's Pride Corp.	3,960	178,121
Post Holdings, Inc. (A)	929	101,289
Seaboard Corp.	17	48,640
Seneca Foods Corp., Class A (A)	83	8,419
SunOpta, Inc. (A)	2,212	12,830
The Campbell's Company	4,945	151,564
The Hershey Company	2,455	407,407
The J.M. Smucker Company	1,762	173,028
The Kraft Heinz Company	19,755	510,074
The Simply Good Foods Company (A)	1,695	53,545
Tootsie Roll Industries, Inc.	787	26,325
TreeHouse Foods, Inc. (A)	882	17,128
Tyson Foods, Inc., Class A	4,750	265,715
Utz Brands, Inc.	1,530	19,202
Vital Farms, Inc. (A)	738	28,428
Westrock Coffee Company (A)(B)	1,497	8,578
WK Kellogg Company (B)	1,453	23,161
		6,515,718
Household products – 0.8%
Central Garden & Pet Company (A)	158	5,558
Central Garden & Pet Company, Class A (A)	953	29,819
Church & Dwight Company, Inc.	4,080	392,129
Colgate-Palmolive Company	12,573	1,142,886
Energizer Holdings, Inc.	1,206	24,313
Kimberly-Clark Corp.	5,167	666,130
Oil-Dri Corp. of America	165	9,733
Reynolds Consumer Products, Inc.	3,592	76,941
Spectrum Brands Holdings, Inc.	435	23,055
The Clorox Company	1,929	231,615
The Procter & Gamble Company	38,946	6,204,877
WD-40 Company	227	51,776
		8,858,832
Personal care products – 0.1%
BellRing Brands, Inc. (A)	2,122	122,927
Coty, Inc., Class A (A)	14,638	68,067
e.l.f. Beauty, Inc. (A)	936	116,476
Edgewell Personal Care Company	829	19,407
Herbalife, Ltd. (A)	1,719	14,818
Interparfums, Inc.	540	70,907
Kenvue, Inc.	31,690	663,272
Nu Skin Enterprises, Inc., Class A	1,003	8,014
Olaplex Holdings, Inc. (A)	10,797	15,116
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
The Estee Lauder Companies, Inc., Class A	3,890	$314,312
The Honest Company, Inc. (A)	1,862	9,478
USANA Health Sciences, Inc. (A)	417	12,731
		1,435,525
Tobacco – 0.6%
Altria Group, Inc.	27,303	1,600,775
Philip Morris International, Inc.	25,817	4,702,050
Turning Point Brands, Inc.	307	23,261
Universal Corp.	415	24,170
		6,350,256
		59,767,611
Energy – 2.9%
Energy equipment and services – 0.2%
Archrock, Inc.	2,929	72,727
Aris Water Solutions, Inc., Class A	533	12,605
Atlas Energy Solutions, Inc. (B)	2,066	27,622
Baker Hughes Company	16,428	629,850
Bristow Group, Inc. (A)	552	18,199
Cactus, Inc., Class A	1,150	50,278
ChampionX Corp.	3,175	78,867
Core Laboratories, Inc.	992	11,428
Expro Group Holdings NV (A)	2,082	17,884
Halliburton Company	14,231	290,028
Helix Energy Solutions Group, Inc. (A)	2,708	16,898
Helmerich & Payne, Inc.	1,643	24,908
Innovex International, Inc. (A)	1,243	19,416
Kodiak Gas Services, Inc.	1,476	50,583
Liberty Energy, Inc.	2,707	31,076
Nabors Industries, Ltd. (A)	194	5,436
National Energy Services Reunited Corp. (A)	1,705	10,264
NOV, Inc.	6,283	78,098
Oceaneering International, Inc. (A)	1,903	39,430
Oil States International, Inc. (A)	1,582	8,480
Patterson-UTI Energy, Inc.	6,522	38,675
ProFrac Holding Corp., Class A (A)(B)	2,888	22,411
ProPetro Holding Corp. (A)	2,082	12,430
RPC, Inc.	4,103	19,407
Schlumberger, Ltd.	22,524	761,311
Select Water Solutions, Inc.	1,895	16,373
Solaris Energy Infrastructure, Inc.	684	19,350
TETRA Technologies, Inc. (A)	2,821	9,479
Tidewater, Inc. (A)	860	39,672
Valaris, Ltd. (A)	1,154	48,595
Weatherford International PLC	1,205	60,624
		2,542,404
Oil, gas and consumable fuels – 2.7%
Antero Midstream Corp.	7,637	144,721
Antero Resources Corp. (A)	5,160	207,845
APA Corp.	6,064	110,911
Ardmore Shipping Corp.	717	6,883
Berry Corp.	2,005	5,554
BKV Corp. (A)	1,532	36,952
California Resources Corp.	1,539	70,286
Centrus Energy Corp., Class A (A)	269	49,275
Cheniere Energy, Inc.	3,643	887,143
Chevron Corp.	29,228	4,185,157
Chord Energy Corp.	957	92,685
Civitas Resources, Inc.	1,521	41,858
Clean Energy Fuels Corp. (A)	4,399	8,578
CNX Resources Corp. (A)	2,479	83,493
Comstock Resources, Inc. (A)	4,905	135,721
ConocoPhillips	21,138	1,896,924

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Core Natural Resources, Inc.	895	$62,417
Coterra Energy, Inc.	12,671	321,590
Crescent Energy Company, Class A	3,248	27,933
CVR Energy, Inc.	1,710	45,914
Delek US Holdings, Inc.	1,126	23,849
Devon Energy Corp.	9,844	313,138
Diamondback Energy, Inc.	4,800	659,520
Dorian LPG, Ltd.	708	17,261
DT Midstream, Inc.	1,676	184,209
Encore Energy Corp. (A)	4,125	11,798
EOG Resources, Inc.	9,104	1,088,929
EQT Corp.	9,912	578,068
Excelerate Energy, Inc., Class A	437	12,813
Expand Energy Corp.	3,857	451,038
Exxon Mobil Corp.	72,051	7,767,098
Gevo, Inc. (A)(B)	4,295	5,669
Granite Ridge Resources, Inc.	2,762	17,594
Green Plains, Inc. (A)	1,436	8,659
Gulfport Energy Corp. (A)	297	59,747
Hallador Energy Company (A)	765	12,110
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,015	694,778
HF Sinclair Corp.	3,100	127,348
HighPeak Energy, Inc. (B)	2,246	22,011
International Seaways, Inc.	811	29,585
Kinder Morgan, Inc.	36,454	1,071,748
Kinetik Holdings, Inc.	984	43,345
Kosmos Energy, Ltd. (A)	8,286	14,252
Magnolia Oil & Gas Corp., Class A	3,143	70,655
Marathon Petroleum Corp.	5,065	841,347
Matador Resources Company	2,036	97,158
Murphy Oil Corp.	2,406	54,135
New Fortress Energy, Inc. (B)	4,594	15,252
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	0
NextDecade Corp. (A)	4,424	39,418
Northern Oil and Gas, Inc.	1,612	45,700
Occidental Petroleum Corp.	15,534	652,583
ONEOK, Inc.	10,364	846,013
Ovintiv, Inc.	4,261	162,131
Par Pacific Holdings, Inc. (A)	969	25,708
PBF Energy, Inc., Class A	1,969	42,668
Peabody Energy Corp.	2,025	27,176
Permian Resources Corp.	11,476	156,303
Phillips 66	6,759	806,349
PrimeEnergy Resources Corp. (A)	37	5,416
Range Resources Corp.	4,016	163,331
REX American Resources Corp. (A)	321	15,636
Riley Exploration Permian, Inc.	420	11,017
Sable Offshore Corp. (A)	1,507	33,124
SandRidge Energy, Inc.	855	9,251
SFL Corp., Ltd.	2,302	19,176
Sitio Royalties Corp., Class A	1,458	26,798
SM Energy Company	1,865	46,084
Talos Energy, Inc. (A)	3,260	27,645
Tamboran Resources Corp. (A)	240	5,117
Targa Resources Corp.	3,396	591,176
Teekay Corp., Ltd.	1,577	13,010
Texas Pacific Land Corp.	382	403,541
The Williams Companies, Inc.	19,866	1,247,783
Uranium Energy Corp. (A)	7,131	48,491
VAALCO Energy, Inc.	2,213	7,989
Valero Energy Corp.	5,223	702,076
Viper Energy, Inc.	2,191	83,543
Vital Energy, Inc. (A)	694	11,166
Vitesse Energy, Inc.	635	14,027
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
World Kinect Corp.	958	$27,159
		29,031,559
		31,573,963
Financials – 14.1%
Banks – 3.8%
1st Source Corp.	444	27,559
ACNB Corp.	240	10,282
Amalgamated Financial Corp.	534	16,661
Amerant Bancorp, Inc.	826	15,058
Ameris Bancorp	1,128	72,982
Arrow Financial Corp.	451	11,915
Associated Banc-Corp.	2,574	62,780
Atlantic Union Bankshares Corp.	2,152	67,315
Axos Financial, Inc. (A)	931	70,793
Banc of California, Inc.	2,474	34,760
BancFirst Corp.	579	71,576
Bank First Corp.	205	24,118
Bank of America Corp.	126,140	5,968,945
Bank of Hawaii Corp.	646	43,624
Bank of Marin Bancorp	466	10,643
Bank OZK	1,789	84,190
Bank7 Corp.	215	8,993
BankUnited, Inc.	1,198	42,637
Banner Corp.	550	35,283
Bar Harbor Bankshares	444	13,302
Berkshire Hills Bancorp, Inc.	809	20,257
BOK Financial Corp.	1,080	105,440
Bridgewater Bancshares, Inc. (A)	451	7,175
Brookline Bancorp, Inc.	1,778	18,758
Burke & Herbert Financial Services Corp.	273	16,306
Business First Bancshares, Inc.	635	15,653
Byline Bancorp, Inc.	954	25,500
Cadence Bank	2,938	93,957
California BanCorp (A)	709	11,174
Camden National Corp.	373	15,136
Capital Bancorp, Inc.	456	15,312
Capital City Bank Group, Inc.	273	10,743
Capitol Federal Financial, Inc.	2,550	15,555
Carter Bankshares, Inc. (A)	642	11,132
Cathay General Bancorp	1,159	52,769
Central Pacific Financial Corp.	555	15,557
ChoiceOne Financial Services, Inc.	206	5,912
Citigroup, Inc.	31,217	2,657,191
Citizens Financial Group, Inc.	7,012	313,787
Citizens Financial Services, Inc.	1	46
City Holding Company	259	31,707
Civista Bancshares, Inc.	264	6,125
CNB Financial Corp.	584	13,350
Coastal Financial Corp. (A)	255	24,702
Colony Bankcorp, Inc.	587	9,668
Columbia Banking System, Inc.	3,326	77,762
Columbia Financial, Inc. (A)	2,094	30,384
Comerica, Inc.	2,129	126,995
Commerce Bancshares, Inc.	2,176	135,282
Community Financial System, Inc.	882	50,159
Community Trust Bancorp, Inc.	399	21,115
Community West Bancshares	312	6,087
ConnectOne Bancorp, Inc.	1,085	25,129
Cullen/Frost Bankers, Inc.	1,044	134,196
Customers Bancorp, Inc. (A)	515	30,251
CVB Financial Corp.	2,369	46,883
Dime Community Bancshares, Inc.	765	20,609
Eagle Bancorp, Inc.	565	11,006
East West Bancorp, Inc.	2,258	228,013
Eastern Bankshares, Inc.	3,553	54,254

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Enterprise Bancorp, Inc.	308	$12,209
Enterprise Financial Services Corp.	627	34,548
Equity Bancshares, Inc., Class A	387	15,790
Esquire Financial Holdings, Inc.	161	15,240
Farmers & Merchants Bancorp, Inc.	229	5,789
Farmers National Banc Corp.	1,249	17,224
FB Bancorp, Inc. (A)	522	5,873
FB Financial Corp.	852	38,596
Fifth Third Bancorp	10,836	445,685
Financial Institutions, Inc.	469	12,044
First Bancorp (North Carolina)	752	33,156
First Bancorp (Puerto Rico)	2,711	56,470
First Bank	397	6,142
First Busey Corp.	1,008	23,068
First Business Financial Services, Inc.	224	11,348
First Citizens BancShares, Inc., Class A	208	406,946
First Commonwealth Financial Corp.	1,910	30,999
First Community Bankshares, Inc.	438	17,156
First Financial Bancorp	1,611	39,083
First Financial Bankshares, Inc.	2,427	87,323
First Financial Corp.	271	14,685
First Financial Northwest, Inc. (A)(C)	220	123
First Foundation, Inc. (A)	1,573	8,022
First Hawaiian, Inc.	2,129	53,140
First Horizon Corp.	8,468	179,522
First Interstate BancSystem, Inc., Class A	1,687	48,619
First Merchants Corp.	987	37,802
First Mid Bancshares, Inc.	575	21,557
Firstsun Capital Bancorp (A)	497	17,271
Five Star Bancorp	521	14,869
Flagstar Financial, Inc.	6,897	73,108
Flushing Financial Corp.	729	8,661
FNB Corp.	5,451	79,476
Fulton Financial Corp.	2,873	51,829
German American Bancorp, Inc.	701	26,996
Glacier Bancorp, Inc.	1,868	80,473
Great Southern Bancorp, Inc.	294	17,281
Greene County Bancorp, Inc.	368	8,177
Guaranty Bancshares, Inc.	263	11,162
Hancock Whitney Corp.	1,348	77,375
Hanmi Financial Corp.	600	14,808
HarborOne Bancorp, Inc.	1,275	14,892
HBT Financial, Inc.	507	12,781
Heritage Commerce Corp.	1,484	14,736
Heritage Financial Corp.	722	17,212
Hilltop Holdings, Inc.	1,123	34,083
Home Bancorp, Inc.	210	10,874
Home BancShares, Inc.	3,181	90,531
HomeTrust Bancshares, Inc.	407	15,226
Hope Bancorp, Inc.	2,611	28,016
Horizon Bancorp, Inc.	1,054	16,211
Huntington Bancshares, Inc.	23,312	390,709
Independent Bank Corp. (Massachusetts)	685	43,076
Independent Bank Corp. (Michigan)	457	14,811
International Bancshares Corp.	1,017	67,692
JPMorgan Chase & Co.	46,410	13,454,723
Kearny Financial Corp.	1,729	11,169
KeyCorp	17,978	313,177
Lakeland Financial Corp.	456	28,021
Live Oak Bancshares, Inc.	793	23,631
M&T Bank Corp.	2,696	522,997
Mercantile Bank Corp.	343	15,919
Metrocity Bankshares, Inc.	679	19,406
Metropolitan Bank Holding Corp. (A)	198	13,860
Mid Penn Bancorp, Inc.	441	12,436
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Midland States Bancorp, Inc.	536	$9,284
MidWestOne Financial Group, Inc.	543	15,622
National Bank Holdings Corp., Class A	642	24,146
NB Bancorp, Inc. (A)	800	14,288
NBT Bancorp, Inc.	954	39,639
Nicolet Bankshares, Inc.	273	33,710
Northeast Bank	145	12,904
Northeast Community Bancorp, Inc.	317	7,369
Northfield Bancorp, Inc.	1,148	13,179
Northrim BanCorp, Inc.	137	12,777
Northwest Bancshares, Inc.	2,357	30,122
NU Holdings, Ltd., Class A (A)	61,336	841,530
OceanFirst Financial Corp.	1,157	20,375
OFG Bancorp	756	32,357
Old National Bancorp	5,076	108,322
Old Second Bancorp, Inc.	923	16,374
Origin Bancorp, Inc.	590	21,087
Orrstown Financial Services, Inc.	351	11,172
Pacific Premier Bancorp, Inc.	1,621	34,187
Park National Corp.	285	47,669
Pathward Financial, Inc.	379	29,986
Peapack-Gladstone Financial Corp.	389	10,989
Peoples Bancorp, Inc.	646	19,729
Peoples Financial Services Corp.	258	12,737
Pinnacle Financial Partners, Inc.	1,254	138,454
Popular, Inc.	1,146	126,301
Preferred Bank	211	18,261
Prosperity Bancshares, Inc.	1,515	106,414
Provident Financial Services, Inc.	2,204	38,636
QCR Holdings, Inc.	293	19,895
Red River Bancshares, Inc.	110	6,457
Regions Financial Corp.	14,543	342,051
Renasant Corp.	1,562	56,123
Republic Bancorp, Inc., Class A	353	25,808
S&T Bancorp, Inc.	678	25,642
Seacoast Banking Corp. of Florida	1,472	40,657
ServisFirst Bancshares, Inc.	917	71,077
Shore Bancshares, Inc.	862	13,551
Sierra Bancorp	422	12,529
Simmons First National Corp., Class A	2,185	41,428
SmartFinancial, Inc.	447	15,100
South Plains Financial, Inc.	470	16,939
Southern Missouri Bancorp, Inc.	258	14,133
Southern States Bancshares, Inc.	158	5,746
Southside Bancshares, Inc.	598	17,599
SouthState Corp.	1,633	150,285
Stellar Bancorp, Inc.	994	27,812
Sterling Bancorp, Inc. (A)(C)	861	0
Stock Yards Bancorp, Inc.	529	41,780
Synovus Financial Corp.	2,237	115,765
Texas Capital Bancshares, Inc. (A)	735	58,359
TFS Financial Corp.	4,911	63,597
The Bancorp, Inc. (A)	793	45,177
The Bank of NT Butterfield & Son, Ltd.	771	34,140
The Hingham Institution for Savings	44	10,927
The PNC Financial Services Group, Inc.	6,534	1,218,068
Third Coast Bancshares, Inc. (A)	283	9,246
Tompkins Financial Corp.	303	19,007
Towne Bank	1,327	45,357
TriCo Bancshares	626	25,347
Triumph Financial, Inc. (A)	411	22,650
Truist Financial Corp.	21,567	927,165
Trustmark Corp.	1,018	37,116
U.S. Bancorp	25,770	1,166,093
UMB Financial Corp.	1,163	122,301

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Bankshares, Inc.	2,200	$80,146
United Community Banks, Inc.	1,952	58,150
Unity Bancorp, Inc.	246	11,582
Univest Financial Corp.	651	19,556
Valley National Bancorp	9,099	81,254
Veritex Holdings, Inc.	902	23,542
WaFd, Inc.	1,352	39,587
Washington Trust Bancorp, Inc.	426	12,047
Webster Financial Corp.	2,749	150,095
Wells Fargo & Company	54,551	4,370,626
WesBanco, Inc.	1,094	34,603
West BanCorp, Inc.	283	5,555
Westamerica BanCorp	462	22,379
Western Alliance Bancorp	1,815	141,534
Wintrust Financial Corp.	1,063	131,791
WSFS Financial Corp.	972	53,460
Zions Bancorp NA	2,380	123,617
		40,622,358
Capital markets – 3.5%
Acadian Asset Management, Inc.	694	24,457
Affiliated Managers Group, Inc.	475	93,466
AlTi Global, Inc. (A)	1,545	6,412
Ameriprise Financial, Inc.	1,661	886,526
Ares Management Corp., Class A	3,385	586,282
Artisan Partners Asset Management, Inc., Class A	1,156	51,245
BGC Group, Inc., Class A	6,160	63,017
BlackRock, Inc.	2,577	2,703,917
Blue Owl Capital, Inc.	10,104	194,098
Bridge Investment Group Holdings, Inc., Class A	950	9,510
Cboe Global Markets, Inc.	1,739	405,552
CME Group, Inc.	5,982	1,648,759
Cohen & Steers, Inc.	867	65,328
Coinbase Global, Inc., Class A (A)	3,487	1,222,159
Diamond Hill Investment Group, Inc.	67	9,736
DigitalBridge Group, Inc.	2,959	30,626
Donnelley Financial Solutions, Inc. (A)	507	31,257
Evercore, Inc., Class A	642	173,353
FactSet Research Systems, Inc.	629	281,339
Federated Hermes, Inc.	1,323	58,635
Fidus Investment Corp.	641	12,948
Franklin Resources, Inc.	8,645	206,183
GCM Grosvenor, Inc., Class A	901	10,416
Hamilton Lane, Inc., Class A	717	101,900
Houlihan Lokey, Inc.	892	160,515
Interactive Brokers Group, Inc., Class A	7,216	399,839
Intercontinental Exchange, Inc.	9,531	1,748,653
Invesco, Ltd.	7,300	115,121
Jefferies Financial Group, Inc.	3,404	186,165
KKR & Company, Inc.	14,755	1,962,858
Lazard, Inc.	1,491	71,538
LPL Financial Holdings, Inc.	1,212	454,464
MarketAxess Holdings, Inc.	625	139,588
Moelis & Company, Class A	1,167	72,727
Moody's Corp.	2,987	1,498,249
Morgan Stanley	26,763	3,769,836
Morningstar, Inc.	716	224,774
MSCI, Inc.	1,287	742,264
Nasdaq, Inc.	9,536	852,709
Northern Trust Corp.	3,226	409,025
Nuveen Churchill Direct Lending Corp.	963	15,591
Open Lending Corp. (A)	3,597	6,978
Oppenheimer Holdings, Inc., Class A	214	14,075
P10, Inc., Class A	1,012	10,343
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
P10, Inc., Class B	665	$6,796
Patria Investments, Ltd., Class A	1,153	16,211
Perella Weinberg Partners	1,055	20,488
Piper Sandler Companies	296	82,270
PJT Partners, Inc., Class A	383	63,199
Raymond James Financial, Inc.	3,389	519,771
Robinhood Markets, Inc., Class A (A)	12,742	1,193,033
S&P Global, Inc.	5,109	2,693,925
SEI Investments Company	2,085	187,358
State Street Corp.	4,754	505,540
StepStone Group, Inc., Class A	1,278	70,929
Stifel Financial Corp.	1,706	177,049
StoneX Group, Inc. (A)	801	73,003
SuRo Capital Corp. (A)	708	5,813
T. Rowe Price Group, Inc.	3,658	352,997
The Bank of New York Mellon Corp.	11,865	1,081,020
The Blackstone Group, Inc.	11,987	1,793,015
The Carlyle Group, Inc.	5,986	307,680
The Charles Schwab Corp.	30,106	2,746,871
The Goldman Sachs Group, Inc.	5,170	3,659,068
TPG, Inc.	1,763	92,469
Tradeweb Markets, Inc., Class A	1,928	282,259
Value Line, Inc.	155	6,068
Victory Capital Holdings, Inc., Class A	1,091	69,464
Virtu Financial, Inc., Class A	1,439	64,453
Virtus Investment Partners, Inc.	121	21,949
WisdomTree, Inc.	2,598	29,903
		37,855,034
Consumer finance – 0.7%
Ally Financial, Inc.	5,059	197,048
American Express Company	11,663	3,720,264
Atlanticus Holdings Corp. (A)	270	14,783
Bread Financial Holdings, Inc.	807	46,096
Capital One Financial Corp.	10,579	2,250,788
Credit Acceptance Corp. (A)	201	102,395
Dave, Inc. (A)	189	50,729
Encore Capital Group, Inc. (A)	456	17,652
Enova International, Inc. (A)	420	46,838
EZCORP, Inc., Class A (A)	883	12,256
FirstCash Holdings, Inc.	745	100,679
Green Dot Corp., Class A (A)	1,056	11,384
LendingClub Corp. (A)	1,920	23,098
LendingTree, Inc. (A)	233	8,637
Navient Corp.	1,760	24,816
Nelnet, Inc., Class A	448	54,262
NerdWallet, Inc., Class A (A)	812	8,908
OneMain Holdings, Inc.	1,944	110,808
PRA Group, Inc. (A)	695	10,251
PROG Holdings, Inc.	706	20,721
Regional Management Corp.	235	6,864
SLM Corp.	3,467	113,683
SoFi Technologies, Inc. (A)	18,167	330,821
Synchrony Financial	6,400	427,136
Upstart Holdings, Inc. (A)	1,560	100,901
World Acceptance Corp. (A)	106	17,503
		7,829,321
Financial services – 4.1%
Acacia Research Corp. (A)	2,646	9,473
Affirm Holdings, Inc. (A)	4,605	318,390
Alerus Financial Corp.	675	14,607
Apollo Global Management, Inc.	9,470	1,343,509
AvidXchange Holdings, Inc. (A)	3,600	35,244
Berkshire Hathaway, Inc., Class A (A)	7	5,101,600
Berkshire Hathaway, Inc., Class B (A)	22,219	10,793,324
Block, Inc. (A)	9,276	630,119

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Cannae Holdings, Inc.	1,184	$24,686
Cantaloupe, Inc. (A)(B)	1,389	15,265
Cass Information Systems, Inc.	304	13,209
Compass Diversified Holdings	1,476	9,269
Corebridge Financial, Inc.	9,206	326,813
Corpay, Inc. (A)	1,163	385,907
Enact Holdings, Inc.	2,639	98,039
Equitable Holdings, Inc.	5,050	283,305
Euronet Worldwide, Inc. (A)	726	73,602
Federal Agricultural Mortgage Corp., Class C	157	30,502
Fidelity National Information Services, Inc.	8,793	715,838
Fiserv, Inc. (A)	9,317	1,606,344
Flywire Corp. (A)	2,126	24,874
Global Payments, Inc.	4,097	327,924
HA Sustainable Infrastructure Capital, Inc.	1,979	53,156
International Money Express, Inc. (A)	596	6,014
Jack Henry & Associates, Inc.	1,210	218,006
Jackson Financial, Inc., Class A	1,190	105,660
Marqeta, Inc., Class A (A)	8,188	47,736
Mastercard, Inc., Class A	15,025	8,443,149
Merchants Bancorp	794	26,258
MGIC Investment Corp.	3,962	110,302
Mr. Cooper Group, Inc. (A)	1,054	157,267
NCR Atleos Corp. (A)	1,232	35,149
NewtekOne, Inc.	544	6,136
NMI Holdings, Inc. (A)	1,291	54,467
Onity Group, Inc. (A)	179	6,832
PagSeguro Digital, Ltd., Class A	3,453	33,287
Payoneer Global, Inc. (A)	6,103	41,806
PayPal Holdings, Inc. (A)	16,412	1,219,740
PennyMac Financial Services, Inc.	855	85,192
Priority Technology Holdings, Inc. (A)	1,391	10,822
Radian Group, Inc.	2,366	85,223
Remitly Global, Inc. (A)	3,345	62,786
Repay Holdings Corp. (A)	1,770	8,531
Sezzle, Inc. (A)(B)	567	101,635
Shift4 Payments, Inc., Class A (A)(B)	1,122	111,201
The Western Union Company	5,514	46,428
Toast, Inc., Class A (A)	8,195	362,957
TrustCo Bank Corp. NY	449	15,006
UWM Holdings Corp.	2,746	11,368
Velocity Financial, Inc. (A)	656	12,162
Visa, Inc., Class A	28,610	10,157,981
Voya Financial, Inc.	1,566	111,186
Walker & Dunlop, Inc.	570	40,174
WEX, Inc. (A)	643	94,450
		44,063,910
Insurance – 1.9%
Abacus Global Management, Inc. (A)	1,686	8,666
Aflac, Inc.	9,102	959,897
Ambac Financial Group, Inc. (A)	935	6,639
American Coastal Insurance Corp.	855	9,508
American Financial Group, Inc.	1,392	175,684
American International Group, Inc.	9,831	841,435
AMERISAFE, Inc.	372	16,268
Aon PLC, Class A	3,583	1,278,271
Arch Capital Group, Ltd.	6,219	566,240
Arthur J. Gallagher & Company	4,226	1,352,827
Assurant, Inc.	838	165,497
Assured Guaranty, Ltd.	841	73,251
Axis Capital Holdings, Ltd.	1,309	135,900
Bowhead Specialty Holdings, Inc. (A)	601	22,556
Brighthouse Financial, Inc. (A)	962	51,727
Brown & Brown, Inc.	4,737	525,191
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Cincinnati Financial Corp.	2,601	$387,341
CNO Financial Group, Inc.	1,693	65,316
Donegal Group, Inc., Class A	714	14,298
Employers Holdings, Inc.	448	21,137
Enstar Group, Ltd. (A)	243	81,735
Erie Indemnity Company, Class A	770	267,028
Everest Group, Ltd.	701	238,235
Fidelity National Financial, Inc.	4,554	255,297
First American Financial Corp.	1,694	103,995
Genworth Financial, Inc. (A)	7,177	55,837
Globe Life, Inc.	1,394	173,260
Goosehead Insurance, Inc., Class A	409	43,154
Hamilton Insurance Group, Ltd., Class B (A)	1,111	24,020
HCI Group, Inc.	176	26,787
Heritage Insurance Holdings, Inc. (A)	528	13,168
Hippo Holdings, Inc. (A)	431	12,038
Horace Mann Educators Corp.	697	29,950
Investors Title Company	42	8,875
James River Group Holdings, Ltd.	903	5,292
Kemper Corp.	1,063	68,606
Kinsale Capital Group, Inc.	386	186,785
Lemonade, Inc. (A)	1,219	53,404
Lincoln National Corp.	2,780	96,188
Loews Corp.	3,530	323,560
Markel Group, Inc. (A)	212	423,440
Marsh & McLennan Companies, Inc.	8,149	1,781,697
Mercury General Corp.	926	62,357
MetLife, Inc.	11,302	908,907
Old Republic International Corp.	4,060	156,066
Oscar Health, Inc., Class A (A)	3,588	76,927
Palomar Holdings, Inc. (A)	444	68,487
Primerica, Inc.	557	152,434
Principal Financial Group, Inc.	3,725	295,877
ProAssurance Corp. (A)	913	20,844
Prudential Financial, Inc.	5,859	629,491
Reinsurance Group of America, Inc.	1,087	215,617
RenaissanceRe Holdings, Ltd.	809	196,506
RLI Corp.	1,536	110,930
Root, Inc., Class A (A)	187	23,930
Ryan Specialty Holdings, Inc.	2,084	141,691
Safety Insurance Group, Inc.	283	22,467
Selective Insurance Group, Inc.	1,013	87,776
SelectQuote, Inc. (A)	3,023	7,195
SiriusPoint, Ltd. (A)	2,842	57,948
Skyward Specialty Insurance Group, Inc. (A)	672	38,835
Stewart Information Services Corp.	466	30,337
The Allstate Corp.	4,390	883,751
The Baldwin Insurance Group, Inc. (A)	1,139	48,761
The Hanover Insurance Group, Inc.	588	99,884
The Hartford Insurance Group, Inc.	4,699	596,162
The Progressive Corp.	9,725	2,595,214
The Travelers Companies, Inc.	3,756	1,004,880
Tiptree, Inc.	726	17,119
Trupanion, Inc. (A)	716	39,631
TWFG, Inc. (A)	311	10,885
United Fire Group, Inc.	478	13,719
Universal Insurance Holdings, Inc.	536	14,863
Unum Group	2,921	235,900
W.R. Berkley Corp.	6,297	462,641
White Mountains Insurance Group, Ltd.	43	77,216
		20,355,248
Mortgage real estate investment trusts – 0.1%
AGNC Investment Corp.	14,928	137,188

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Angel Oak Mortgage REIT, Inc.	592	$5,577
Annaly Capital Management, Inc.	9,394	176,795
Apollo Commercial Real Estate Finance, Inc.	2,572	24,897
Arbor Realty Trust, Inc.	3,101	33,181
Ares Commercial Real Estate Corp.	1,596	7,613
ARMOUR Residential REIT, Inc.	1,182	19,869
Blackstone Mortgage Trust, Inc., Class A	2,806	54,016
BrightSpire Capital, Inc.	2,670	13,484
Chicago Atlantic Real Estate Finance, Inc.	487	6,799
Chimera Investment Corp.	1,401	19,432
Claros Mortgage Trust, Inc.	2,663	7,590
Dynex Capital, Inc.	1,251	15,287
Ellington Financial, Inc.	1,430	18,576
Franklin BSP Realty Trust, Inc.	1,579	16,880
Invesco Mortgage Capital, Inc.	1,108	8,687
KKR Real Estate Finance Trust, Inc.	1,247	10,936
Ladder Capital Corp.	2,295	24,671
MFA Financial, Inc.	1,735	16,413
New York Mortgage Trust, Inc.	1,886	12,636
Orchid Island Capital, Inc.	1,742	12,211
PennyMac Mortgage Investment Trust	1,447	18,608
Ready Capital Corp.	3,110	13,591
Redwood Trust, Inc.	2,543	15,029
Rithm Capital Corp.	8,412	94,971
Starwood Property Trust, Inc.	5,464	109,662
TPG RE Finance Trust, Inc.	1,457	11,248
Two Harbors Investment Corp.	1,657	17,846
		923,693
		151,649,564
Health care – 9.3%
Biotechnology – 1.9%
89bio, Inc. (A)	2,525	24,796
AbbVie, Inc.	29,302	5,439,037
Abeona Therapeutics, Inc. (A)	918	5,214
Absci Corp. (A)(B)	2,048	5,263
ACADIA Pharmaceuticals, Inc. (A)	2,762	59,576
ADMA Biologics, Inc. (A)	3,915	71,292
Aduro Biotech, Inc. (A)(C)	312	437
Agios Pharmaceuticals, Inc. (A)	955	31,763
Akebia Therapeutics, Inc. (A)	3,836	13,963
Akero Therapeutics, Inc. (A)	1,259	67,180
Akouos, Inc. (A)(C)	504	912
Albireo Pharma, Inc. (A)(C)	301	647
Alkermes PLC (A)	2,678	76,618
Allogene Therapeutics, Inc. (A)	3,896	4,402
Alnylam Pharmaceuticals, Inc. (A)	2,148	700,441
Altimmune, Inc. (A)(B)	1,351	5,228
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	8,912	2,488,320
Amicus Therapeutics, Inc. (A)	5,156	29,544
AnaptysBio, Inc. (A)	532	11,810
Anavex Life Sciences Corp. (A)(B)	1,454	13,406
Apellis Pharmaceuticals, Inc. (A)	2,063	35,711
Apogee Therapeutics, Inc. (A)	757	32,877
Arbutus Biopharma Corp. (A)	3,609	11,152
Arcellx, Inc. (A)	911	59,989
Arcturus Therapeutics Holdings, Inc. (A)	517	6,726
Arcus Biosciences, Inc. (A)	1,874	15,254
Arcutis Biotherapeutics, Inc. (A)	1,977	27,718
Ardelyx, Inc. (A)	4,000	15,680
ArriVent Biopharma, Inc. (A)	634	13,802
Arrowhead Pharmaceuticals, Inc. (A)	2,141	33,828
ARS Pharmaceuticals, Inc. (A)(B)	1,634	28,513
Astria Therapeutics, Inc. (A)	1,152	6,175
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
aTyr Pharma, Inc. (A)	1,663	$8,431
Aura Biosciences, Inc. (A)	1,149	7,193
Avidity Biosciences, Inc. (A)	2,002	56,857
Beam Therapeutics, Inc. (A)	1,407	23,933
Benitec Biopharma, Inc. (A)	386	4,516
Bicara Therapeutics, Inc. (A)	972	9,030
BioCryst Pharmaceuticals, Inc. (A)	3,483	31,208
Biogen, Inc. (A)	2,413	303,049
Biohaven, Ltd. (A)	1,700	23,987
BioMarin Pharmaceutical, Inc. (A)	3,145	172,881
Bluebird Bio, Inc. (A)(C)	206	406
Blueprint Medicines Corp. (A)	1,057	135,486
Bridgebio Pharma, Inc. (A)	3,159	136,406
Capricor Therapeutics, Inc. (A)(B)	774	7,686
CareDx, Inc. (A)	902	17,625
Catalyst Pharmaceuticals, Inc. (A)	2,007	43,552
Celcuity, Inc. (A)	750	10,013
Celldex Therapeutics, Inc. (A)	1,143	23,260
CG Oncology, Inc. (A)	1,302	33,852
Checkpoint Therapeutics, Inc. (A)(C)	923	148
Chinook Therapeutics, Inc. (A)(C)	965	1,352
Cogent Biosciences, Inc. (A)	2,052	14,733
Compass Therapeutics, Inc. (A)	2,573	6,690
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Crinetics Pharmaceuticals, Inc. (A)	1,552	44,636
Cullinan Therapeutics, Inc. (A)	1,067	8,035
Cyteir Therapeutics, Inc. (A)(C)	445	0
Cytokinetics, Inc. (A)	1,970	65,089
CytomX Therapeutics, Inc. (A)	2,501	5,677
Day One Biopharmaceuticals, Inc. (A)	1,781	11,577
Denali Therapeutics, Inc. (A)	2,504	35,031
Dianthus Therapeutics, Inc. (A)(B)	527	9,818
Disc Medicine, Inc. (A)	581	30,770
Dynavax Technologies Corp. (A)	2,073	20,564
Dyne Therapeutics, Inc. (A)	1,935	18,421
Emergent BioSolutions, Inc. (A)	944	6,023
Erasca, Inc. (A)	5,484	6,965
Exact Sciences Corp. (A)	3,083	163,831
Exelixis, Inc. (A)	4,628	203,979
Flexion Therapeutics, Inc. (A)(C)	867	390
Geron Corp. (A)	10,825	15,263
Gilead Sciences, Inc.	20,676	2,292,348
Gossamer Bio, Inc. (A)	4,339	5,337
GRAIL, Inc. (A)(B)	562	28,898
GTX Corp. (A)(C)	38	0
Gyre Therapeutics, Inc. (A)(B)	1,460	10,731
Halozyme Therapeutics, Inc. (A)	2,033	105,757
Heron Therapeutics, Inc. (A)	2,650	5,486
Humacyte, Inc. (A)(B)	2,385	4,985
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	1,520	31,950
Immunome, Inc. (A)	1,474	13,708
Immunovant, Inc. (A)	2,870	45,920
Incyte Corp. (A)	3,198	217,784
Inhibrx, Inc. (A)(C)	735	463
Insmed, Inc. (A)	3,004	302,323
Intellia Therapeutics, Inc. (A)	1,787	16,762
Ionis Pharmaceuticals, Inc. (A)	2,643	104,425
Iovance Biotherapeutics, Inc. (A)(B)	5,514	9,484
iTeos Therapeutics, Inc. (A)	799	7,966
Janux Therapeutics, Inc. (A)	990	22,869
KalVista Pharmaceuticals, Inc. (A)	898	10,152
Keros Therapeutics, Inc. (A)	726	9,692
Kiniksa Pharmaceuticals International PLC (A)	714	19,756

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kinnate Biopharma, Inc. (A)(C)	772	$48
Krystal Biotech, Inc. (A)	475	65,294
Kura Oncology, Inc. (A)	1,482	8,551
Kymera Therapeutics, Inc. (A)	1,101	48,048
Legend Biotech Corp., ADR (A)	3,073	109,061
Lexicon Pharmaceuticals, Inc. (A)(B)	6,924	6,548
Lineage Cell Therapeutics, Inc. (A)(B)	6,217	5,641
Madrigal Pharmaceuticals, Inc. (A)	366	110,766
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MannKind Corp. (A)	5,040	18,850
MeiraGTx Holdings PLC (A)	1,468	9,571
Merrimack Pharmaceuticals, Inc. (A)(C)	204	6
MiMedx Group, Inc. (A)	2,579	15,758
Mineralys Therapeutics, Inc. (A)	905	12,245
Mirati Therapeutics, Inc. (A)(C)	902	3,189
Mirum Pharmaceuticals, Inc. (A)	814	41,424
Moderna, Inc. (A)	6,407	176,769
Monte Rosa Therapeutics, Inc. (A)	1,148	5,177
Myriad Genetics, Inc. (A)	1,575	8,363
Natera, Inc. (A)	2,242	378,763
Neurocrine Biosciences, Inc. (A)	1,642	206,383
Neurogene, Inc. (A)	385	5,756
Novavax, Inc. (A)	2,691	16,953
Nurix Therapeutics, Inc. (A)	1,310	14,921
Nuvalent, Inc., Class A (A)	1,102	84,083
Ocugen, Inc. (A)(B)	5,417	5,257
Olema Pharmaceuticals, Inc. (A)	1,291	5,500
Organogenesis Holdings, Inc. (A)	2,294	8,396
ORIC Pharmaceuticals, Inc. (A)	1,322	13,418
Oruka Therapeutics, Inc.	673	7,544
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	277
Praxis Precision Medicines, Inc. (A)	319	13,414
Precigen, Inc. (A)(B)	5,385	7,647
Protagonist Therapeutics, Inc. (A)	1,023	56,541
Prothena Corp. PLC (A)	984	5,973
PTC Therapeutics, Inc. (A)	1,314	64,176
Recursion Pharmaceuticals, Inc., Class A (A)(B)	6,390	32,333
Regeneron Pharmaceuticals, Inc.	1,782	935,550
REGENXBIO, Inc. (A)	936	7,685
Regulus Therapeutics, Inc. (A)(C)	1,429	1,658
Relay Therapeutics, Inc. (A)	3,295	11,401
Replimune Group, Inc. (A)	1,352	12,560
REVOLUTION Medicines, Inc. (A)	3,091	113,718
Rhythm Pharmaceuticals, Inc. (A)	1,040	65,718
Rigel Pharmaceuticals, Inc. (A)	311	5,825
Rocket Pharmaceuticals, Inc. (A)	2,005	4,912
Sage Therapeutics, Inc. (A)	1,119	10,205
Sana Biotechnology, Inc. (A)(B)	4,055	11,070
Sarepta Therapeutics, Inc. (A)	1,581	27,035
Savara, Inc. (A)	3,341	7,617
Scholar Rock Holding Corp. (A)	1,584	56,105
Soleno Therapeutics, Inc. (A)	762	63,840
Solid Biosciences, Inc. (A)	1,396	6,799
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	263
SpringWorks Therapeutics, Inc. (A)	1,248	58,644
Spyre Therapeutics, Inc. (A)	1,029	15,404
Stoke Therapeutics, Inc. (A)	943	10,703
Summit Therapeutics, Inc. (A)(B)	12,262	260,935
Syndax Pharmaceuticals, Inc. (A)	1,470	13,767
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Tango Therapeutics, Inc. (A)	2,208	11,305
Taysha Gene Therapies, Inc. (A)(B)	3,653	8,438
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tectonic Therapeutic, Inc. (A)	349	$6,935
Tectonic Therapeutic, Inc., CVR (A)(C)	32	0
Tevogen Bio Holdings, Inc. (A)(B)	3,029	3,786
TG Therapeutics, Inc. (A)	2,583	92,962
Tonix Pharmaceuticals Holding Corp. (A)(B)	448	16,119
Tourmaline Bio, Inc. (A)	469	7,499
Travere Therapeutics, Inc. (A)	1,488	22,022
Twist Bioscience Corp. (A)	993	36,532
Tyra Biosciences, Inc. (A)	947	9,063
Ultragenyx Pharmaceutical, Inc. (A)	1,556	56,576
United Therapeutics Corp. (A)	741	212,926
Upstream Bio, Inc. (A)(B)	966	10,607
UroGen Pharma, Ltd. (A)	772	10,576
Vanda Pharmaceuticals, Inc. (A)	1,147	5,414
Vaxcyte, Inc. (A)	2,157	70,124
Vera Therapeutics, Inc. (A)	1,063	25,044
Veracyte, Inc. (A)	1,297	35,058
Vericel Corp. (A)	832	35,402
Vertex Pharmaceuticals, Inc. (A)	4,260	1,896,552
Verve Therapeutics, Inc. (A)	1,589	17,844
Vigil Neuroscience, Inc. (A)	1,011	8,037
Viking Therapeutics, Inc. (A)	1,868	49,502
Vir Biotechnology, Inc. (A)	2,474	12,469
Viridian Therapeutics, Inc. (A)	1,360	19,013
Xencor, Inc. (A)	1,310	10,297
Zenas Biopharma, Inc. (A)	767	7,432
Zymeworks, Inc. (A)	1,276	16,014
		20,311,168
Health care equipment and supplies – 2.1%
Abbott Laboratories	28,785	3,915,048
ABIOMED, Inc. (A)(C)	788	12,230
Align Technology, Inc. (A)	1,233	233,444
Alphatec Holdings, Inc. (A)	2,421	26,873
AngioDynamics, Inc. (A)	766	7,599
Artivion, Inc. (A)	735	22,859
AtriCure, Inc. (A)	824	27,002
Avanos Medical, Inc. (A)	948	11,604
Axogen, Inc. (A)	769	8,344
Baxter International, Inc.	8,469	256,441
Becton, Dickinson and Company	4,755	819,049
Bioventus, Inc., Class A (A)	1,163	7,699
Boston Scientific Corp. (A)	24,075	2,585,896
Butterfly Network, Inc. (A)	3,691	7,382
Ceribell, Inc. (A)	671	12,568
Cerus Corp. (A)	3,946	5,564
ClearPoint Neuro, Inc. (A)	516	6,161
CONMED Corp.	509	26,509
Delcath Systems, Inc. (A)	570	7,752
Dentsply Sirona, Inc.	3,273	51,975
DexCom, Inc. (A)	6,483	565,901
Edwards Lifesciences Corp. (A)	9,679	756,995
Embecta Corp.	996	9,651
Enovis Corp. (A)	933	29,259
Envista Holdings Corp. (A)	2,862	55,923
Establishment Labs Holdings, Inc. (A)	488	20,842
GE HealthCare Technologies, Inc.	7,539	558,414
Glaukos Corp. (A)	937	96,783
Globus Medical, Inc., Class A (A)	1,889	111,489
Haemonetics Corp. (A)	829	61,852
Hologic, Inc. (A)	3,689	240,375
ICU Medical, Inc. (A)	406	53,653
IDEXX Laboratories, Inc. (A)	1,297	695,633
Inspire Medical Systems, Inc. (A)	492	63,847
Insulet Corp. (A)	1,163	365,391

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Integer Holdings Corp. (A)	546	$67,142
Integra LifeSciences Holdings Corp. (A)	1,299	15,939
Intuitive Surgical, Inc. (A)	5,919	3,216,444
iRadimed Corp.	254	15,187
iRhythm Technologies, Inc. (A)	522	80,367
Lantheus Holdings, Inc. (A)	1,136	92,993
LeMaitre Vascular, Inc.	376	31,227
Masimo Corp. (A)	895	150,557
Medtronic PLC	20,999	1,830,483
Merit Medical Systems, Inc. (A)	959	89,647
Neogen Corp. (A)	3,696	17,667
NeuroPace, Inc. (A)	560	6,238
Omnicell, Inc. (A)	790	23,226
Orthofix Medical, Inc. (A)	729	8,128
OrthoPediatrics Corp. (A)	435	9,344
Paragon 28, Inc. (A)(C)	1,430	129
Penumbra, Inc. (A)	638	163,730
PROCEPT BioRobotics Corp. (A)	913	52,589
Pulse Biosciences, Inc. (A)(B)	1,052	15,875
QuidelOrtho Corp. (A)	1,122	32,336
ResMed, Inc.	2,435	628,230
RxSight, Inc. (A)	698	9,074
Senseonics Holdings, Inc. (A)	10,750	5,121
SI-BONE, Inc. (A)	762	14,341
Solventum Corp. (A)	2,863	217,130
STAAR Surgical Company (A)	848	14,229
STERIS PLC	1,610	386,754
Stryker Corp.	6,316	2,498,799
Surmodics, Inc. (A)	254	7,546
Tandem Diabetes Care, Inc. (A)	1,122	20,914
Teleflex, Inc.	765	90,545
The Cooper Companies, Inc. (A)	3,303	235,041
TransMedics Group, Inc. (A)	558	74,778
Treace Medical Concepts, Inc. (A)	1,153	6,780
UFP Technologies, Inc. (A)	129	31,497
Varex Imaging Corp. (A)	821	7,118
Zimmer Biomet Holdings, Inc.	3,282	299,351
		22,204,503
Health care providers and services – 1.7%
Acadia Healthcare Company, Inc. (A)	1,549	35,147
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,276	21,463
Addus HomeCare Corp. (A)	303	34,903
agilon health, Inc. (A)	6,951	15,987
AirSculpt Technologies, Inc. (A)(B)	1,378	6,656
Alignment Healthcare, Inc. (A)	3,223	45,122
Amedisys, Inc. (A)	531	52,245
AMN Healthcare Services, Inc. (A)	660	13,642
Ardent Health, Inc. (A)	2,441	33,344
Astrana Health, Inc. (A)	851	21,173
Aveanna Healthcare Holdings, Inc. (A)	3,361	17,578
BrightSpring Health Services, Inc. (A)	2,916	68,788
Brookdale Senior Living, Inc. (A)	3,443	23,963
Cardinal Health, Inc.	3,813	640,584
Castle Biosciences, Inc. (A)	499	10,190
Cencora, Inc.	3,211	962,818
Centene Corp. (A)	8,221	446,236
Chemed Corp.	248	120,759
Clover Health Investments Corp. (A)	6,910	19,279
Community Health Systems, Inc. (A)	2,598	8,833
Concentra Group Holdings Parent, Inc.	2,171	44,657
CorVel Corp. (A)	866	89,007
Cross Country Healthcare, Inc. (A)	602	7,856
CVS Health Corp.	20,923	1,443,269
DaVita, Inc. (A)	1,326	188,889
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Elevance Health, Inc.	3,745	$1,456,655
Encompass Health Corp.	1,642	201,358
Enhabit, Inc. (A)	980	9,447
Fulgent Genetics, Inc. (A)	587	11,670
GeneDx Holdings Corp. (A)	468	43,201
Guardant Health, Inc. (A)	2,054	106,890
HCA Healthcare, Inc.	4,049	1,551,172
HealthEquity, Inc. (A)	1,440	150,854
Henry Schein, Inc. (A)	2,048	149,606
Hims & Hers Health, Inc. (A)(B)	3,547	176,818
Humana, Inc.	2,001	489,204
Innovage Holding Corp. (A)	1,986	7,328
Labcorp Holdings, Inc.	1,382	362,789
LifeStance Health Group, Inc. (A)	6,550	33,864
McKesson Corp.	2,068	1,515,389
Molina Healthcare, Inc. (A)	921	274,366
National HealthCare Corp.	269	28,786
National Research Corp.	562	9,442
NeoGenomics, Inc. (A)	2,227	16,279
Nutex Health, Inc. (A)	94	11,702
OPKO Health, Inc. (A)	11,857	15,651
Option Care Health, Inc. (A)	2,742	89,060
Owens & Minor, Inc. (A)	1,333	12,130
PACS Group, Inc. (A)	2,681	34,639
Pediatrix Medical Group, Inc. (A)	1,478	21,209
Premier, Inc., Class A	1,534	33,641
Privia Health Group, Inc. (A)	2,038	46,874
Progyny, Inc. (A)	1,426	31,372
Quest Diagnostics, Inc.	1,832	329,082
RadNet, Inc. (A)	1,233	70,170
Select Medical Holdings Corp.	2,192	33,275
Sonida Senior Living, Inc. (A)	302	7,535
Surgery Partners, Inc. (A)	2,132	47,394
Talkspace, Inc. (A)	3,056	8,496
Tenet Healthcare Corp. (A)	1,573	276,848
The Cigna Group	4,542	1,501,494
The Ensign Group, Inc.	950	146,547
The Pennant Group, Inc. (A)	625	18,656
UnitedHealth Group, Inc.	15,183	4,736,641
Universal Health Services, Inc., Class B	932	168,832
US Physical Therapy, Inc.	276	21,583
Viemed Healthcare, Inc. (A)	951	6,571
		18,636,908
Health care technology – 0.1%
Certara, Inc. (A)	2,753	32,210
Claritev Corp. (A)	289	13,043
Definitive Healthcare Corp. (A)	2,412	9,407
Doximity, Inc., Class A (A)	2,219	136,113
Evolent Health, Inc., Class A (A)	1,983	22,329
Health Catalyst, Inc. (A)	1,453	5,478
HealthStream, Inc.	571	15,800
LifeMD, Inc. (A)	786	10,705
Phreesia, Inc. (A)	980	27,891
Schrodinger, Inc. (A)	1,087	21,870
Simulations Plus, Inc.	360	6,282
Teladoc Health, Inc. (A)	2,916	25,398
TruBridge, Inc. (A)	282	6,604
Veeva Systems, Inc., Class A (A)	2,693	775,530
Waystar Holding Corp. (A)	2,859	116,847
		1,225,507
Life sciences tools and services – 0.8%
10X Genomics, Inc., Class A (A)	1,887	21,851
Adaptive Biotechnologies Corp. (A)	2,537	29,556
Agilent Technologies, Inc.	4,718	556,771
Alpha Teknova, Inc. (A)(B)	977	4,797

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Avantor, Inc. (A)	11,253	$151,465
Azenta, Inc. (A)	774	23,824
BioLife Solutions, Inc. (A)	801	17,254
Bio-Rad Laboratories, Inc., Class A (A)	379	91,460
Bio-Techne Corp.	2,612	134,387
Bruker Corp.	2,510	103,412
Charles River Laboratories International, Inc. (A)	842	127,757
CryoPort, Inc. (A)	951	7,094
Cytek Biosciences, Inc. (A)	2,411	8,197
Danaher Corp.	11,858	2,342,429
Fortrea Holdings, Inc. (A)	1,556	7,687
Illumina, Inc. (A)	2,624	250,356
IQVIA Holdings, Inc. (A)	2,906	457,957
Lifecore Biomedical, Inc. (A)	767	6,228
Maravai LifeSciences Holdings, Inc., Class A (A)	2,678	6,454
Medpace Holdings, Inc. (A)	503	157,872
Mesa Laboratories, Inc.	99	9,328
Mettler-Toledo International, Inc. (A)	346	406,453
Niagen Bioscience, Inc. (A)	1,352	19,482
OmniAb, Inc. (A)	3,102	5,397
OmniAb, Inc., $12.50 Earnout Shares (A)	117	79
OmniAb, Inc., $15.00 Earnout Shares (A)	117	67
Pacific Biosciences of California, Inc. (A)(B)	4,764	5,907
Personalis, Inc. (A)	1,286	8,436
Repligen Corp. (A)	928	115,425
Revvity, Inc.	1,979	191,409
Sotera Health Company (A)	4,809	53,476
Standard BioTools, Inc. (A)	6,836	8,203
Tempus AI, Inc. (A)(B)	2,777	176,451
Thermo Fisher Scientific, Inc.	6,258	2,537,369
Waters Corp. (A)	983	343,106
West Pharmaceutical Services, Inc.	1,203	263,216
		8,650,612
Pharmaceuticals – 2.7%
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Alumis, Inc. (A)(B)	1,727	5,181
Amneal Pharmaceuticals, Inc. (A)	5,244	42,424
Amphastar Pharmaceuticals, Inc. (A)	797	18,299
Amylyx Pharmaceuticals, Inc. (A)	1,577	10,109
ANI Pharmaceuticals, Inc. (A)	349	22,772
Aquestive Therapeutics, Inc. (A)	1,640	5,428
Arvinas, Inc. (A)	1,271	9,355
Atea Pharmaceuticals, Inc. (A)	2,137	7,693
Axsome Therapeutics, Inc. (A)	809	84,452
Belite Bio, Inc., ADR (A)(B)	545	31,447
Bristol-Myers Squibb Company	33,680	1,559,047
CinCor Pharma, Inc. (A)(C)	708	2,166
Collegium Pharmaceutical, Inc. (A)	527	15,583
Corcept Therapeutics, Inc. (A)	1,757	128,964
CorMedix, Inc. (A)	1,075	13,244
Edgewise Therapeutics, Inc. (A)	1,601	20,989
Elanco Animal Health, Inc. (A)	8,209	117,225
Eli Lilly & Company	15,697	12,236,282
Enliven Therapeutics, Inc. (A)	850	17,051
Eton Pharmaceuticals, Inc. (A)	498	7,097
Evolus, Inc. (A)	1,101	10,140
EyePoint Pharmaceuticals, Inc. (A)	1,192	11,217
Fulcrum Therapeutics, Inc. (A)	1,126	7,747
Harmony Biosciences Holdings, Inc. (A)	957	30,241
Harrow, Inc. (A)	603	18,416
Imara, Inc. (A)(C)	411	92
Innoviva, Inc. (A)	1,064	21,376
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC (A)	993	$105,377
Johnson & Johnson	39,957	6,103,432
LENZ Therapeutics, Inc. (A)	487	14,274
Ligand Pharmaceuticals, Inc. (A)	323	36,719
Liquidia Corp. (A)	1,444	17,992
MBX Biosciences, Inc. (A)(B)	652	7,439
Merck & Company, Inc.	41,919	3,318,308
Mind Medicine MindMed, Inc. (A)(B)	1,308	8,489
Nuvation Bio, Inc. (A)(B)	5,899	11,503
Ocular Therapeutix, Inc. (A)	2,668	24,759
Oculis Holding AG (A)	857	16,634
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)(C)	230	138
Organon & Company	4,225	40,898
Pacira BioSciences, Inc. (A)	784	18,738
Perrigo Company PLC	2,246	60,013
Pfizer, Inc.	93,955	2,277,469
Phathom Pharmaceuticals, Inc. (A)	1,218	11,681
Phibro Animal Health Corp., Class A	391	9,986
Poseida Therapeutics, Inc. (A)(C)	1,586	793
Prestige Consumer Healthcare, Inc. (A)	817	65,237
Prevail Therapeutics, Inc. (A)(C)	788	1,516
Rapport Therapeutics, Inc. (A)	678	7,709
Royalty Pharma PLC, Class A	7,145	257,434
scPharmaceuticals, Inc. (A)	1,608	6,126
Septerna, Inc. (A)(B)	819	8,657
SIGA Technologies, Inc.	1,279	8,339
Structure Therapeutics, Inc., ADR (A)	978	20,284
Supernus Pharmaceuticals, Inc. (A)	933	29,408
Tarsus Pharmaceuticals, Inc. (A)	640	25,926
Terns Pharmaceuticals, Inc. (A)	1,652	6,162
Theravance Biopharma, Inc. (A)	1,049	11,570
Tilray Brands, Inc. (A)(B)	16,232	6,727
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	1,575	8,615
Viatris, Inc.	19,813	176,930
Xeris Biopharma Holdings, Inc. (A)	2,570	12,002
Zevra Therapeutics, Inc. (A)	1,018	8,969
Zoetis, Inc.	7,428	1,158,397
		28,358,816
		99,387,514
Industrials – 9.4%
Aerospace and defense – 2.1%
AAR Corp. (A)	611	42,031
AeroVironment, Inc. (A)	468	133,357
AerSale Corp. (A)	1,048	6,298
Archer Aviation, Inc., Class A (A)	7,067	76,677
Astronics Corp. (A)	544	18,213
ATI, Inc. (A)	2,355	203,331
Axon Enterprise, Inc. (A)	1,272	1,053,140
BWX Technologies, Inc.	1,511	217,675
Byrna Technologies, Inc. (A)	392	12,105
Cadre Holdings, Inc.	699	22,263
Curtiss-Wright Corp.	620	302,901
Ducommun, Inc. (A)	280	23,136
Eve Holding, Inc. (A)(B)	4,714	32,338
General Dynamics Corp.	4,484	1,307,803
General Electric Company	17,817	4,585,918
HEICO Corp.	870	285,360
HEICO Corp., Class A	1,452	375,705
Hexcel Corp.	1,335	75,414
Howmet Aerospace, Inc.	6,719	1,250,607
Huntington Ingalls Industries, Inc.	646	155,983
Intuitive Machines, Inc. (A)	1,522	16,544

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Kratos Defense & Security Solutions, Inc. (A)	2,552	$118,540
L3Harris Technologies, Inc.	3,121	782,872
Leonardo DRS, Inc.	4,425	205,674
Loar Holdings, Inc. (A)	1,560	134,425
Lockheed Martin Corp.	3,906	1,809,025
Mercury Systems, Inc. (A)	1,004	54,075
Moog, Inc., Class A	473	85,599
National Presto Industries, Inc.	137	13,421
Northrop Grumman Corp.	2,401	1,200,452
Redwire Corp. (A)	1,170	19,071
Rocket Lab Corp. (A)(B)	8,306	297,106
RTX Corp.	22,110	3,228,502
Spirit AeroSystems Holdings, Inc., Class A (A)	1,951	74,431
StandardAero, Inc. (A)	5,602	177,303
Textron, Inc.	3,006	241,352
The Boeing Company (A)	12,451	2,608,858
TransDigm Group, Inc.	931	1,415,716
Triumph Group, Inc. (A)	1,293	33,295
V2X, Inc. (A)	547	26,557
Woodward, Inc.	983	240,923
		22,963,996
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	1,972	189,213
Expeditors International of Washington, Inc.	2,292	261,861
FedEx Corp.	3,996	908,331
Forward Air Corp. (A)	527	12,933
GXO Logistics, Inc. (A)	2,006	97,692
Hub Group, Inc., Class A	1,054	35,235
United Parcel Service, Inc., Class B	12,290	1,240,553
		2,745,818
Building products – 0.6%
A.O. Smith Corp.	1,933	126,747
AAON, Inc.	1,359	100,226
Advanced Drainage Systems, Inc.	1,286	147,710
Allegion PLC	1,416	204,074
American Woodmark Corp. (A)	254	13,556
Apogee Enterprises, Inc.	387	15,712
Armstrong World Industries, Inc.	717	116,469
AZZ, Inc.	500	47,240
Builders FirstSource, Inc. (A)	1,879	219,261
Carlisle Companies, Inc.	737	275,196
Carrier Global Corp.	14,340	1,049,545
CSW Industrials, Inc.	278	79,739
Fortune Brands Innovations, Inc.	2,019	103,938
Gibraltar Industries, Inc. (A)	522	30,798
Griffon Corp.	783	56,666
Hayward Holdings, Inc. (A)	3,624	50,011
Insteel Industries, Inc.	395	14,698
Janus International Group, Inc. (A)	2,475	20,147
JELD-WEN Holding, Inc. (A)	1,719	6,738
Johnson Controls International PLC	10,948	1,156,328
Lennox International, Inc.	589	337,638
Masco Corp.	3,487	224,423
Masterbrand, Inc. (A)	2,233	24,407
Owens Corning	1,409	193,766
Quanex Building Products Corp.	868	16,405
Resideo Technologies, Inc. (A)	2,466	54,400
Simpson Manufacturing Company, Inc.	700	108,717
The AZEK Company, Inc. (A)	2,376	129,136
Trane Technologies PLC	3,719	1,626,728
Trex Company, Inc. (A)	1,774	96,470
UFP Industries, Inc.	1,014	100,751
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	2,834	$103,639
		6,851,279
Commercial services and supplies – 0.7%
ABM Industries, Inc.	1,038	49,004
ACCO Brands Corp.	2,085	7,464
ACV Auctions, Inc., Class A (A)	2,836	46,000
Brady Corp., Class A	733	49,822
BrightView Holdings, Inc. (A)	1,712	28,505
Casella Waste Systems, Inc., Class A (A)	1,039	119,880
CECO Environmental Corp. (A)	623	17,637
Cimpress PLC (A)	430	20,210
Cintas Corp.	6,700	1,493,229
Civeo Corp.	236	5,449
Clean Harbors, Inc. (A)	889	205,519
Copart, Inc. (A)	16,033	786,739
CoreCivic, Inc. (A)	1,826	38,474
Deluxe Corp.	792	12,601
Driven Brands Holdings, Inc. (A)	2,795	49,080
Ennis, Inc.	637	11,555
Enviri Corp. (A)	1,542	13,385
Healthcare Services Group, Inc. (A)	1,457	21,899
HNI Corp.	789	38,803
Interface, Inc.	1,061	22,207
Liquidity Services, Inc. (A)	555	13,092
MillerKnoll, Inc.	1,157	22,469
Montrose Environmental Group, Inc. (A)	630	13,791
MSA Safety, Inc.	650	108,895
NL Industries, Inc.	810	5,184
OPENLANE, Inc. (A)	1,843	45,061
Pitney Bowes, Inc.	3,085	33,657
RB Global, Inc.	3,063	325,260
Republic Services, Inc.	5,184	1,278,426
Rollins, Inc.	8,054	454,407
Steelcase, Inc., Class A	1,670	17,418
Tetra Tech, Inc.	4,459	160,346
The Brink's Company	717	64,021
The GEO Group, Inc. (A)	2,326	55,708
UniFirst Corp.	256	48,184
Veralto Corp.	4,101	413,996
Vestis Corp.	2,275	13,036
VSE Corp.	343	44,926
Waste Management, Inc.	6,671	1,526,458
		7,681,797
Construction and engineering – 0.3%
AECOM	2,191	247,276
Ameresco, Inc., Class A (A)	627	9,524
API Group Corp. (A)	4,616	235,647
Arcosa, Inc.	828	71,796
Argan, Inc.	229	50,490
Bowman Consulting Group, Ltd. (A)	297	8,539
Centuri Holdings, Inc. (A)	1,541	34,580
Comfort Systems USA, Inc.	589	315,828
Concrete Pumping Holdings, Inc.	866	5,326
Construction Partners, Inc., Class A (A)	787	83,642
Dycom Industries, Inc. (A)	482	117,796
EMCOR Group, Inc.	752	402,237
Everus Construction Group, Inc. (A)	867	55,081
Fluor Corp. (A)	2,779	142,479
Granite Construction, Inc.	709	66,299
Great Lakes Dredge & Dock Corp. (A)	1,333	16,249
IES Holdings, Inc. (A)	335	99,237
Limbach Holdings, Inc. (A)	197	27,600
MasTec, Inc. (A)	1,313	223,775
Matrix Service Company (A)	450	6,080
MYR Group, Inc. (A)	273	49,536

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
NWPX Infrastructure, Inc. (A)	218	$8,940
Primoris Services Corp.	897	69,912
Quanta Services, Inc.	2,458	929,321
Sterling Infrastructure, Inc. (A)	511	117,903
Tutor Perini Corp. (A)	911	42,617
Valmont Industries, Inc.	334	109,074
WillScot Holdings Corp.	3,049	83,543
		3,630,327
Electrical equipment – 0.9%
Acuity, Inc.	513	153,048
Allient, Inc.	283	10,276
American Superconductor Corp. (A)	676	24,802
AMETEK, Inc.	3,831	693,258
Amprius Technologies, Inc. (A)	1,971	8,298
Array Technologies, Inc. (A)	2,661	15,700
Atkore, Inc.	575	40,566
Bloom Energy Corp., Class A (A)	3,839	91,829
ChargePoint Holdings, Inc. (A)(B)	8,624	6,065
Eaton Corp. PLC	6,508	2,323,291
Emerson Electric Company	9,362	1,248,235
EnerSys	658	56,437
Enovix Corp. (A)(B)	3,249	33,595
Eos Energy Enterprises, Inc. (A)(B)	3,687	18,877
Fluence Energy, Inc. (A)	2,273	15,252
GE Vernova, Inc.	4,581	2,424,036
Generac Holdings, Inc. (A)	989	141,635
GrafTech International, Ltd. (A)(B)	5,270	5,126
Hubbell, Inc.	888	362,668
LSI Industries, Inc.	479	8,148
NANO Nuclear Energy, Inc. (A)(B)	618	21,315
NEXTracker, Inc., Class A (A)	2,392	130,053
NuScale Power Corp. (A)(B)	1,995	78,922
nVent Electric PLC	2,739	200,632
Plug Power, Inc. (A)(B)	15,818	23,569
Powell Industries, Inc.	201	42,300
Preformed Line Products Company	95	15,182
Regal Rexnord Corp.	1,103	159,891
Rockwell Automation, Inc.	1,876	623,151
Sensata Technologies Holding PLC	2,483	74,763
SES AI Corp. (A)(B)	5,595	4,970
Shoals Technologies Group, Inc., Class A (A)	2,898	12,317
SunPower Corp. (A)(C)	3,027	0
Sunrun, Inc. (A)	3,810	31,166
Thermon Group Holdings, Inc. (A)	643	18,055
Vertiv Holdings Company, Class A	6,324	812,065
Vicor Corp. (A)	577	26,173
		9,955,666
Ground transportation – 0.9%
ArcBest Corp.	391	30,111
Avis Budget Group, Inc. (A)	584	98,725
Covenant Logistics Group, Inc.	332	8,005
CSX Corp.	31,360	1,023,277
FTAI Infrastructure, Inc.	2,273	14,024
Heartland Express, Inc.	1,656	14,308
Hertz Global Holdings, Inc. (A)	5,239	35,782
JB Hunt Transport Services, Inc.	1,651	237,084
Knight-Swift Transportation Holdings, Inc.	2,652	117,298
Landstar System, Inc.	581	80,771
Lyft, Inc., Class A (A)	6,775	106,774
Marten Transport, Ltd.	1,628	21,148
Norfolk Southern Corp.	3,754	960,911
Old Dominion Freight Line, Inc.	3,525	572,108
RXO, Inc. (A)	2,769	43,529
Ryder System, Inc.	688	109,392
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Saia, Inc. (A)	441	$120,830
Schneider National, Inc., Class B	1,606	38,785
Uber Technologies, Inc. (A)	34,669	3,234,618
U-Haul Holding Company (A)	316	19,137
U-Haul Holding Company, Series N	2,969	161,425
Union Pacific Corp.	10,120	2,328,410
Universal Logistics Holdings, Inc.	424	10,761
Werner Enterprises, Inc.	1,063	29,084
XPO, Inc. (A)	1,943	245,381
		9,661,678
Industrial conglomerates – 0.4%
3M Company	9,004	1,370,769
Honeywell International, Inc.	10,786	2,511,844
		3,882,613
Machinery – 1.7%
AGCO Corp.	1,239	127,815
Alamo Group, Inc.	204	44,550
Albany International Corp., Class A	525	36,818
Allison Transmission Holdings, Inc.	1,412	134,126
Astec Industries, Inc.	431	17,968
Atmus Filtration Technologies, Inc.	1,358	49,458
Blue Bird Corp. (A)	536	23,134
Caterpillar, Inc.	7,932	3,079,282
Chart Industries, Inc. (A)	756	124,475
Columbus McKinnon Corp.	711	10,857
Crane Company	957	181,725
Cummins, Inc.	2,279	746,373
Deere & Company	4,506	2,291,256
Donaldson Company, Inc.	1,975	136,966
Douglas Dynamics, Inc.	429	12,643
Dover Corp.	2,255	413,184
Energy Recovery, Inc. (A)	999	12,767
Enerpac Tool Group Corp.	921	37,356
Enpro, Inc.	358	68,575
Esab Corp.	1,017	122,599
ESCO Technologies, Inc.	435	83,463
Federal Signal Corp.	1,024	108,974
Flowserve Corp.	2,167	113,442
Fortive Corp.	5,611	292,501
Franklin Electric Company, Inc.	790	70,895
Gates Industrial Corp. PLC (A)	4,204	96,818
Graco, Inc.	2,818	242,263
Graham Corp. (A)	220	10,892
Helios Technologies, Inc.	617	20,589
Hillenbrand, Inc.	1,244	24,967
Hillman Solutions Corp. (A)	3,870	27,632
Hyster-Yale, Inc.	262	10,422
IDEX Corp.	1,252	219,814
Illinois Tool Works, Inc.	4,879	1,206,333
Ingersoll Rand, Inc.	6,684	555,975
ITT, Inc.	1,356	212,661
JBT Marel Corp.	864	103,905
Kadant, Inc.	196	62,220
Kennametal, Inc.	1,327	30,468
Lincoln Electric Holdings, Inc.	931	193,015
Lindsay Corp.	188	27,119
Mayville Engineering Company, Inc. (A)	346	5,522
Microvast Holdings, Inc. (A)	5,492	19,936
Miller Industries, Inc.	218	9,692
Mueller Industries, Inc.	1,877	149,165
Mueller Water Products, Inc., Class A	2,621	63,009
Nordson Corp.	935	200,436
Omega Flex, Inc.	176	5,699
Oshkosh Corp.	1,065	120,920
Otis Worldwide Corp.	6,577	651,255

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
PACCAR, Inc.	8,709	$827,878
Palladyne AI Corp. (A)	614	5,317
Parker-Hannifin Corp.	2,134	1,490,535
Proto Labs, Inc. (A)	454	18,178
RBC Bearings, Inc. (A)	524	201,635
REV Group, Inc.	871	41,451
Snap-on, Inc.	863	268,548
SPX Technologies, Inc. (A)	773	129,617
Standex International Corp.	210	32,861
Stanley Black & Decker, Inc.	2,556	173,169
Stratasys, Ltd. (A)	1,307	14,991
Symbotic, Inc. (A)(B)	1,802	70,008
Tennant Company	325	25,181
Terex Corp.	1,084	50,612
The Gorman-Rupp Company	429	15,753
The Greenbrier Companies, Inc.	518	23,854
The Manitowoc Company, Inc. (A)	573	6,887
The Middleby Corp. (A)	884	127,296
The Shyft Group, Inc.	581	7,286
The Timken Company	1,156	83,868
The Toro Company	1,665	117,682
Titan International, Inc. (A)	1,286	13,207
Trinity Industries, Inc.	1,369	36,977
Wabash National Corp.	899	9,556
Wabtec Corp.	2,828	592,042
Watts Water Technologies, Inc., Class A	455	111,880
Worthington Enterprises, Inc.	871	55,430
Xylem, Inc.	4,026	520,803
		17,684,431
Marine transportation – 0.0%
Genco Shipping & Trading, Ltd.	791	10,338
Kirby Corp. (A)	948	107,513
Matson, Inc.	555	61,799
		179,650
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,047	101,286
Allegiant Travel Company (A)	325	17,859
American Airlines Group, Inc. (A)	10,885	122,130
Delta Air Lines, Inc.	10,719	527,160
Frontier Group Holdings, Inc. (A)	3,990	14,484
JetBlue Airways Corp. (A)	6,062	25,642
Joby Aviation, Inc. (A)(B)	13,210	139,366
SkyWest, Inc. (A)	676	69,608
Southwest Airlines Company	9,851	319,566
Sun Country Airlines Holdings, Inc. (A)	987	11,597
United Airlines Holdings, Inc. (A)	5,429	432,311
Wheels Up Experience, Inc. (A)(B)	11,293	12,084
		1,793,093
Professional services – 0.8%
Alight, Inc., Class A	8,926	50,521
Amentum Holdings, Inc. (A)	4,199	99,138
Automatic Data Processing, Inc.	6,752	2,082,317
Barrett Business Services, Inc.	474	19,761
BlackSky Technology, Inc. (A)	582	11,978
Booz Allen Hamilton Holding Corp.	2,100	218,673
Broadridge Financial Solutions, Inc.	1,939	471,235
CACI International, Inc., Class A (A)	372	177,332
CBIZ, Inc. (A)	838	60,093
Concentrix Corp.	1,076	56,872
Conduent, Inc. (A)	3,285	8,672
CRA International, Inc.	120	22,484
CSG Systems International, Inc.	480	31,349
Dayforce, Inc. (A)	2,612	144,679
Dun & Bradstreet Holdings, Inc.	7,430	67,539
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Equifax, Inc.	2,058	$533,783
ExlService Holdings, Inc. (A)	2,689	117,751
Exponent, Inc.	856	63,952
First Advantage Corp. (A)	2,990	49,664
Franklin Covey Company (A)	309	7,051
FTI Consulting, Inc. (A)	600	96,900
Genpact, Ltd.	2,921	128,553
Heidrick & Struggles International, Inc.	368	16,840
Huron Consulting Group, Inc. (A)	298	40,987
IBEX Holdings, Ltd. (A)	280	8,148
ICF International, Inc.	322	27,277
Innodata, Inc. (A)	524	26,839
Insperity, Inc.	623	37,455
Jacobs Solutions, Inc.	2,025	266,186
KBR, Inc.	2,179	104,461
Kelly Services, Inc., Class A	688	8,056
Kforce, Inc.	364	14,971
Korn Ferry	844	61,891
Legalzoom.com, Inc. (A)	2,998	26,712
Leidos Holdings, Inc.	2,173	342,812
ManpowerGroup, Inc.	763	30,825
Maximus, Inc.	933	65,497
NV5 Global, Inc. (A)	1,196	27,616
Parsons Corp. (A)	1,772	127,176
Paychex, Inc.	5,970	868,396
Paycom Software, Inc.	949	219,599
Paylocity Holding Corp. (A)	926	167,782
Planet Labs PBC (A)	4,750	28,975
Robert Half, Inc.	1,675	68,759
Science Applications International Corp.	811	91,327
SS&C Technologies Holdings, Inc.	4,093	338,900
TaskUS, Inc., Class A (A)	397	6,654
TransUnion	3,234	284,592
TriNet Group, Inc.	829	60,633
TTEC Holdings, Inc. (A)	1,033	4,969
UL Solutions, Inc., Class A	1,047	76,284
Upwork, Inc. (A)	2,241	30,119
Verisk Analytics, Inc.	2,327	724,861
Verra Mobility Corp. (A)	2,666	67,690
Willdan Group, Inc. (A)	255	15,940
		8,809,526
Trading companies and distributors – 0.5%
Air Lease Corp.	1,836	107,388
Applied Industrial Technologies, Inc.	632	146,908
BlueLinx Holdings, Inc. (A)	155	11,529
Boise Cascade Company	630	54,697
Core & Main, Inc., Class A (A)	3,155	190,404
Custom Truck One Source, Inc. (A)	4,214	20,817
Distribution Solutions Group, Inc. (A)	760	20,877
DNOW, Inc. (A)	1,815	26,916
DXP Enterprises, Inc. (A)	268	23,490
Fastenal Company	19,058	800,436
Ferguson Enterprises, Inc.	3,318	722,495
FTAI Aviation, Ltd.	1,706	196,258
GATX Corp.	597	91,675
Global Industrial, Inc.	628	16,962
GMS, Inc. (A)	643	69,926
Herc Holdings, Inc.	553	72,825
Karat Packaging, Inc.	320	9,011
McGrath RentCorp	420	48,703
MRC Global, Inc. (A)	1,548	21,223
MSC Industrial Direct Company, Inc., Class A	921	78,303
NPK International, Inc. (A)	1,887	16,058
QXO, Inc. (A)(B)	8,412	181,194

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class A	1,067	$54,961
SiteOne Landscape Supply, Inc. (A)	753	91,068
Titan Machinery, Inc. (A)	453	8,974
Transcat, Inc. (A)	165	14,183
United Rentals, Inc.	1,083	815,932
W.W. Grainger, Inc.	800	832,192
Watsco, Inc.	579	255,698
WESCO International, Inc.	803	148,716
Willis Lease Finance Corp.	116	16,562
Xometry, Inc., Class A (A)	827	27,944
		5,194,325
		101,034,199
Information technology – 29.5%
Communications equipment – 0.9%
ADTRAN Holdings, Inc. (A)	1,455	13,051
Applied Optoelectronics, Inc. (A)(B)	812	20,860
Arista Networks, Inc. (A)	20,947	2,143,088
Calix, Inc. (A)	1,124	59,786
Ciena Corp. (A)	2,367	192,508
Cisco Systems, Inc.	65,430	4,539,533
Clearfield, Inc. (A)	285	12,372
CommScope Holding Company, Inc. (A)	3,659	30,297
Digi International, Inc. (A)	659	22,973
Extreme Networks, Inc. (A)	2,267	40,693
F5, Inc. (A)	930	273,718
Harmonic, Inc. (A)	2,050	19,414
Juniper Networks, Inc.	5,505	219,815
Lumentum Holdings, Inc. (A)	1,156	109,889
Motorola Solutions, Inc.	2,725	1,145,754
NETGEAR, Inc. (A)	562	16,337
NetScout Systems, Inc. (A)	1,295	32,129
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,810	11,268
Ubiquiti, Inc.	1,008	414,943
Viasat, Inc. (A)	2,195	32,047
Viavi Solutions, Inc. (A)	3,849	38,759
		9,389,234
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	780	5,561
Advanced Energy Industries, Inc.	636	84,270
Aeva Technologies, Inc. (A)(B)	958	36,203
Amphenol Corp., Class A	20,099	1,984,776
Arlo Technologies, Inc. (A)	1,786	30,291
Arrow Electronics, Inc. (A)	855	108,953
Avnet, Inc.	1,395	74,047
Badger Meter, Inc.	488	119,536
Bel Fuse, Inc., Class B	210	20,515
Belden, Inc.	669	77,470
Benchmark Electronics, Inc.	620	24,075
CDW Corp.	2,195	392,005
Climb Global Solutions, Inc.	89	9,515
Cognex Corp.	2,857	90,624
Coherent Corp. (A)	2,570	229,270
Corning, Inc.	14,209	747,251
Crane NXT Company	961	51,798
CTS Corp.	548	23,350
Daktronics, Inc. (A)	854	12,912
ePlus, Inc. (A)	454	32,733
Evolv Technologies Holdings, Inc. (A)	2,809	17,528
Fabrinet (A)	598	176,219
FARO Technologies, Inc. (A)	351	15,416
Flex, Ltd. (A)	6,342	316,593
Insight Enterprises, Inc. (A)	527	72,771
IPG Photonics Corp. (A)	728	49,977
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Itron, Inc. (A)	749	$98,591
Jabil, Inc.	1,811	394,979
Keysight Technologies, Inc. (A)	2,867	469,787
Kimball Electronics, Inc. (A)	406	7,807
Knowles Corp. (A)	1,683	29,654
Littelfuse, Inc.	419	95,000
Methode Electronics, Inc.	808	7,684
Mirion Technologies, Inc. (A)	3,785	81,491
Napco Security Technologies, Inc.	631	18,734
nLight, Inc. (A)	1,174	23,104
Novanta, Inc. (A)	605	78,003
OSI Systems, Inc. (A)	279	62,736
Ouster, Inc. (A)	864	20,952
PAR Technology Corp. (A)	609	42,246
PC Connection, Inc.	465	30,588
Plexus Corp. (A)	454	61,431
Powerfleet, Inc. (A)	2,309	9,952
Ralliant Corp. (A)	1,870	90,692
Red Cat Holdings, Inc. (A)(B)	1,448	10,541
Rogers Corp. (A)	326	22,324
Sanmina Corp. (A)	902	88,243
ScanSource, Inc. (A)	422	17,644
TD SYNNEX Corp.	1,393	189,030
Teledyne Technologies, Inc. (A)	776	397,553
Trimble, Inc. (A)	4,046	307,415
TTM Technologies, Inc. (A)	1,736	70,864
Vishay Intertechnology, Inc.	2,104	33,412
Vishay Precision Group, Inc. (A)	337	9,470
Vontier Corp.	2,473	91,254
Zebra Technologies Corp., Class A (A)	852	262,723
		7,927,563
IT services – 1.3%
Accenture PLC, Class A	10,385	3,103,973
Akamai Technologies, Inc. (A)	2,488	198,443
Amdocs, Ltd.	1,847	168,520
Applied Digital Corp. (A)	3,532	35,567
ASGN, Inc. (A)	728	36,349
BigBear.ai Holdings, Inc. (A)(B)	4,221	28,661
BigCommerce Holdings, Inc., Series 1 (A)	1,530	7,650
Cloudflare, Inc., Class A (A)	5,118	1,002,258
Cognizant Technology Solutions Corp., Class A	8,147	635,710
Couchbase, Inc. (A)	914	22,283
DigitalOcean Holdings, Inc. (A)	1,528	43,640
DXC Technology Company (A)	3,042	46,512
EPAM Systems, Inc. (A)	941	166,388
Fastly, Inc., Class A (A)	2,481	17,516
Gartner, Inc. (A)	1,216	491,532
GoDaddy, Inc., Class A (A)	2,276	409,817
Grid Dynamics Holdings, Inc. (A)	1,487	17,175
IBM Corp.	15,393	4,537,549
Kyndryl Holdings, Inc. (A)	3,874	162,553
MongoDB, Inc. (A)	1,236	259,548
Okta, Inc. (A)	2,715	271,419
Snowflake, Inc., Class A (A)	5,478	1,225,812
The Hackett Group, Inc.	544	13,828
Twilio, Inc., Class A (A)	2,532	314,880
VeriSign, Inc.	1,412	407,786
		13,625,369
Semiconductors and semiconductor equipment – 10.6%
ACM Research, Inc., Class A (A)	960	24,864
Advanced Micro Devices, Inc. (A)	26,778	3,799,798
Aehr Test Systems (A)(B)	533	6,892
Allegro MicroSystems, Inc. (A)	3,083	105,408

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Alpha & Omega Semiconductor, Ltd. (A)	521	$13,369
Ambarella, Inc. (A)	702	46,378
Amkor Technology, Inc.	4,109	86,248
Analog Devices, Inc.	8,232	1,959,381
Applied Materials, Inc.	13,338	2,441,788
Astera Labs, Inc. (A)	2,694	243,591
Axcelis Technologies, Inc. (A)	535	37,284
Broadcom, Inc.	77,395	21,333,932
CEVA, Inc. (A)	461	10,133
Cirrus Logic, Inc. (A)	881	91,849
Cohu, Inc. (A)	915	17,605
Credo Technology Group Holding, Ltd. (A)	2,784	257,771
Diodes, Inc. (A)	797	42,153
Enphase Energy, Inc. (A)	2,199	87,190
Entegris, Inc.	2,490	200,819
First Solar, Inc. (A)	1,776	293,999
FormFactor, Inc. (A)	1,318	45,352
GlobalFoundries, Inc. (A)	9,256	353,579
Ichor Holdings, Ltd. (A)	627	12,314
Impinj, Inc. (A)	478	53,091
Indie Semiconductor, Inc., Class A (A)(B)	3,466	12,339
Intel Corp.	71,884	1,610,202
KLA Corp.	2,135	1,912,405
Kopin Corp. (A)	3,250	4,973
Kulicke & Soffa Industries, Inc.	890	30,794
Lam Research Corp.	20,997	2,043,848
Lattice Semiconductor Corp. (A)	2,287	112,040
MACOM Technology Solutions Holdings, Inc. (A)	1,235	176,963
Marvell Technology, Inc.	14,364	1,111,774
MaxLinear, Inc. (A)	1,467	20,846
Microchip Technology, Inc.	8,913	627,208
Micron Technology, Inc.	18,451	2,274,086
MKS, Inc.	1,104	109,693
Monolithic Power Systems, Inc.	798	583,641
Navitas Semiconductor Corp. (A)(B)	3,363	22,028
NVE Corp.	78	5,742
NVIDIA Corp.	402,345	63,566,487
ON Semiconductor Corp. (A)	6,978	365,717
Onto Innovation, Inc. (A)	817	82,460
PDF Solutions, Inc. (A)	785	16,783
Penguin Solutions, Inc. (A)	913	18,087
Photronics, Inc. (A)	1,065	20,054
Power Integrations, Inc.	981	54,838
Qorvo, Inc. (A)	1,549	131,526
Qualcomm, Inc.	18,194	2,897,576
Rambus, Inc. (A)	1,773	113,507
Rigetti Computing, Inc. (A)(B)	4,032	47,820
Semtech Corp. (A)	1,437	64,866
Silicon Laboratories, Inc. (A)	547	80,606
SiTime Corp. (A)	397	84,593
SkyWater Technology, Inc. (A)(B)	903	8,886
Skyworks Solutions, Inc.	2,663	198,447
Synaptics, Inc. (A)	662	42,911
Teradyne, Inc.	2,679	240,896
Texas Instruments, Inc.	15,096	3,134,232
Ultra Clean Holdings, Inc. (A)	825	18,620
Universal Display Corp.	790	122,023
Veeco Instruments, Inc. (A)	995	20,218
		113,554,523
Software – 10.9%
A10 Networks, Inc.	1,291	24,981
ACI Worldwide, Inc. (A)	1,757	80,664
Adeia, Inc.	1,877	26,541
Adobe, Inc. (A)	7,148	2,765,418
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Agilysys, Inc. (A)	470	$53,881
Alarm.com Holdings, Inc. (A)	832	47,066
Alkami Technology, Inc. (A)	1,699	51,208
Amplitude, Inc., Class A (A)	1,850	22,940
ANSYS, Inc. (A)	1,452	509,971
Appfolio, Inc., Class A (A)	386	88,888
Appian Corp., Class A (A)	740	22,096
AppLovin Corp., Class A (A)	5,126	1,794,510
Asana, Inc., Class A (A)	2,417	32,630
Atlassian Corp., Class A (A)	2,724	553,217
Aurora Innovation, Inc. (A)	23,156	121,337
Autodesk, Inc. (A)	3,474	1,075,446
AvePoint, Inc. (A)	3,428	66,195
Bentley Systems, Inc., Class B	4,869	262,780
BILL Holdings, Inc. (A)	1,695	78,411
Bit Digital, Inc. (A)	2,661	5,828
Blackbaud, Inc. (A)	841	54,001
Blackline, Inc. (A)	1,046	59,225
Blend Labs, Inc., Class A (A)	4,336	14,309
Box, Inc., Class A (A)	2,370	80,983
Braze, Inc., Class A (A)	1,461	41,054
c3.ai, Inc., Class A (A)	2,091	51,376
Cadence Design Systems, Inc. (A)	4,514	1,390,989
CCC Intelligent Solutions Holdings, Inc. (A)	11,108	104,526
Cerence, Inc. (A)	774	7,903
Cipher Mining, Inc. (A)	6,062	28,976
CleanSpark, Inc. (A)(B)	4,658	51,378
Clear Secure, Inc., Class A	1,599	44,388
Clearwater Analytics Holdings, Inc., Class A (A)	4,370	95,834
CommVault Systems, Inc. (A)	732	127,610
Confluent, Inc., Class A (A)	4,549	113,407
Consensus Cloud Solutions, Inc. (A)	364	8,394
Core Scientific, Inc. (A)(B)	4,921	84,001
Crowdstrike Holdings, Inc., Class A (A)	3,836	1,953,713
Daily Journal Corp. (A)	25	10,556
Datadog, Inc., Class A (A)	5,242	704,158
Digimarc Corp. (A)	478	6,314
Digital Turbine, Inc. (A)	1,841	10,862
DocuSign, Inc. (A)	3,350	260,932
Dolby Laboratories, Inc., Class A	1,018	75,597
Domo, Inc., Class B (A)	799	11,162
Dropbox, Inc., Class A (A)	2,742	78,421
Dynatrace, Inc. (A)	4,958	273,731
E2open Parent Holdings, Inc. (A)	5,044	16,292
Elastic NV (A)	1,721	145,132
EverCommerce, Inc. (A)(B)	2,979	31,280
Fair Isaac Corp. (A)	404	738,496
Five9, Inc. (A)	1,266	33,524
Fortinet, Inc. (A)	12,680	1,340,530
Freshworks, Inc., Class A (A)	4,060	60,535
Gen Digital, Inc.	9,796	288,002
Gitlab, Inc., Class A (A)	2,344	105,738
Guidewire Software, Inc. (A)	1,386	326,334
HubSpot, Inc. (A)	854	475,362
Hut 8 Corp. (A)	1,562	29,053
i3 Verticals, Inc., Class A (A)	445	12,229
Informatica, Inc., Class A (A)	4,332	105,484
Intapp, Inc. (A)	1,323	68,293
InterDigital, Inc.	425	95,298
Intuit, Inc.	4,622	3,640,426
Jamf Holding Corp. (A)	2,332	22,177
JFrog, Ltd. (A)	842	36,947
Klaviyo, Inc., Class A (A)	1,528	51,310

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Life360, Inc. (A)	1,275	$83,194
LiveRamp Holdings, Inc. (A)	1,111	36,707
Manhattan Associates, Inc. (A)	1,017	200,827
MARA Holdings, Inc. (A)	5,630	88,278
MeridianLink, Inc. (A)	1,394	22,625
Microsoft Corp.	122,640	61,002,322
MicroStrategy, Inc., Class A (A)	3,954	1,598,325
Mitek Systems, Inc. (A)	833	8,247
N-able, Inc. (A)	3,493	28,293
NCino, Inc. (A)	1,938	54,206
NCR Voyix Corp. (A)	2,403	28,187
NextNav, Inc. (A)	2,211	33,607
Nutanix, Inc., Class A (A)	4,355	332,896
Olo, Inc., Class A (A)	2,155	19,180
OneSpan, Inc.	699	11,666
Onestream, Inc. (A)	1,245	35,234
Ooma, Inc. (A)	431	5,560
Oracle Corp.	46,270	10,116,010
PagerDuty, Inc. (A)	1,536	23,470
Palantir Technologies, Inc., Class A (A)	37,152	5,064,561
Palo Alto Networks, Inc. (A)	10,867	2,223,823
Pegasystems, Inc.	2,870	155,353
Porch Group, Inc. (A)	2,046	24,122
Procore Technologies, Inc. (A)	2,486	170,092
Progress Software Corp.	716	45,709
PROS Holdings, Inc. (A)	865	13,546
PTC, Inc. (A)	1,900	327,446
Q2 Holdings, Inc. (A)	1,006	94,152
Qualys, Inc. (A)	605	86,436
Rapid7, Inc. (A)	1,064	24,610
Red Violet, Inc.	281	13,825
ReposiTrak, Inc.	288	5,659
RingCentral, Inc., Class A (A)	1,341	38,017
Riot Platforms, Inc. (A)	5,706	64,478
Roper Technologies, Inc.	1,780	1,008,975
Rubrik, Inc., Class A (A)	1,450	129,906
Salesforce, Inc.	15,820	4,313,956
Samsara, Inc., Class A (A)	4,480	178,214
SEMrush Holdings, Inc., Class A (A)	2,150	19,458
SentinelOne, Inc., Class A (A)	4,898	89,535
ServiceNow, Inc. (A)	3,396	3,491,360
SoundHound AI, Inc., Class A (A)(B)	6,002	64,401
Sprinklr, Inc., Class A (A)	2,383	20,160
Sprout Social, Inc., Class A (A)	882	18,443
SPS Commerce, Inc. (A)	631	85,873
Synopsys, Inc. (A)	2,556	1,310,410
Tenable Holdings, Inc. (A)	2,016	68,100
Teradata Corp. (A)	1,591	35,495
TeraWulf, Inc. (A)(B)	6,443	28,220
Tyler Technologies, Inc. (A)	714	423,288
UiPath, Inc., Class A (A)	7,760	99,328
Unity Software, Inc. (A)	6,808	164,754
Varonis Systems, Inc. (A)	1,869	94,852
Verint Systems, Inc. (A)	1,065	20,949
Vertex, Inc., Class A (A)	1,202	42,473
Weave Communications, Inc. (A)	1,308	10,883
Workday, Inc., Class A (A)	3,544	850,560
Workiva, Inc. (A)	876	59,962
Xperi, Inc. (A)	745	5,893
Yext, Inc. (A)	2,319	19,712
Zeta Global Holdings Corp., Class A (A)	3,567	55,253
Zoom Video Communications, Inc., Class A (A)	4,343	338,667
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc. (A)	2,524	$792,385
		116,972,378
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	247,951	50,872,107
CompoSecure, Inc., Class A (A)(B)	1,706	24,038
Corsair Gaming, Inc. (A)	1,902	17,936
Dell Technologies, Inc., Class C	5,834	715,248
Diebold Nixdorf, Inc. (A)	647	35,844
Eastman Kodak Company (A)	1,443	8,153
Hewlett Packard Enterprise Company	21,753	444,849
HP, Inc.	15,618	382,016
IonQ, Inc. (A)(B)	3,704	159,161
NetApp, Inc.	3,366	358,647
Pure Storage, Inc., Class A (A)	5,416	311,853
Quantum Computing, Inc. (A)(B)	2,293	43,957
Seagate Technology Holdings PLC	3,503	505,588
Super Micro Computer, Inc. (A)	9,849	482,699
Turtle Beach Corp. (A)	384	5,311
Western Digital Corp.	5,744	367,559
Xerox Holdings Corp. (B)	2,297	12,105
		54,747,071
		316,216,138
Materials – 2.2%
Chemicals – 1.2%
AdvanSix, Inc.	555	13,181
Air Products & Chemicals, Inc.	3,691	1,041,083
Albemarle Corp.	1,955	122,520
Ashland, Inc.	779	39,168
ASP Isotopes, Inc. (A)(B)	1,236	9,097
Aspen Aerogels, Inc. (A)	1,439	8,519
Avient Corp.	1,554	50,210
Axalta Coating Systems, Ltd. (A)	3,587	106,498
Balchem Corp.	554	88,197
Cabot Corp.	893	66,975
Celanese Corp.	1,829	101,199
CF Industries Holdings, Inc.	2,805	258,060
Corteva, Inc.	11,385	848,524
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,616	307,592
DuPont de Nemours, Inc.	6,941	476,083
Eastman Chemical Company	1,890	141,107
Ecolab, Inc.	4,700	1,266,368
Ecovyst, Inc. (A)	2,180	17,941
Element Solutions, Inc.	4,045	91,619
FMC Corp.	2,080	86,840
Ginkgo Bioworks Holdings, Inc. (A)(B)	814	9,158
Hawkins, Inc.	352	50,019
HB Fuller Company	919	55,278
Huntsman Corp.	2,903	30,249
Ingevity Corp. (A)	629	27,104
Innospec, Inc.	438	36,831
International Flavors & Fragrances, Inc.	4,243	312,073
Intrepid Potash, Inc. (A)	282	10,076
Koppers Holdings, Inc.	415	13,342
Kronos Worldwide, Inc.	1,874	11,619
Linde PLC	7,845	3,680,717
LSB Industries, Inc. (A)	1,715	13,377
LyondellBasell Industries NV, Class A	5,325	308,105
Mativ Holdings, Inc.	1,150	7,843
Minerals Technologies, Inc.	546	30,068
NewMarket Corp.	160	110,538
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	1,926	38,693
Perimeter Solutions, Inc. (A)	2,552	35,524

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	3,745	$425,994
PureCycle Technologies, Inc. (A)(B)	3,038	41,621
Quaker Chemical Corp.	302	33,806
RPM International, Inc.	2,130	233,959
Sensient Technologies Corp.	720	70,934
Stepan Company	417	22,760
The Chemours Company	2,504	28,671
The Mosaic Company	5,273	192,359
The Scotts Miracle-Gro Company	961	63,388
The Sherwin-Williams Company	4,169	1,431,468
Tronox Holdings PLC	2,842	14,409
Valhi, Inc.	458	7,401
Westlake Corp.	2,140	162,490
		12,650,850
Construction materials – 0.2%
CRH PLC	11,220	1,029,996
Eagle Materials, Inc.	551	111,363
Knife River Corp. (A)	945	77,150
Martin Marietta Materials, Inc.	1,007	552,803
United States Lime & Minerals, Inc.	495	49,401
Vulcan Materials Company	2,196	572,761
		2,393,474
Containers and packaging – 0.2%
AptarGroup, Inc.	1,105	172,855
Avery Dennison Corp.	1,300	228,111
Ball Corp.	4,683	262,669
Crown Holdings, Inc.	1,976	203,488
Graphic Packaging Holding Company	4,974	104,802
Greif, Inc., Class A	451	29,310
International Paper Company	8,719	408,311
Myers Industries, Inc.	854	12,374
O-I Glass, Inc. (A)	2,626	38,707
Packaging Corp. of America	1,480	278,906
Ranpak Holdings Corp. (A)	1,700	6,069
Sealed Air Corp.	2,404	74,596
Silgan Holdings, Inc.	1,776	96,224
Smurfit WestRock PLC	8,596	370,917
Sonoco Products Company	1,601	69,740
TriMas Corp.	748	21,400
		2,378,479
Metals and mining – 0.6%
Alcoa Corp.	4,284	126,421
Alpha Metallurgical Resources, Inc. (A)	218	24,521
American Infrastructure Corp. (A)(C)	190	0
Carpenter Technology Corp.	828	228,843
Century Aluminum Company (A)	1,557	28,057
Cleveland-Cliffs, Inc. (A)	8,275	62,890
Coeur Mining, Inc. (A)	10,683	94,651
Commercial Metals Company	1,893	92,587
Compass Minerals International, Inc. (A)	787	15,811
Freeport-McMoRan, Inc.	23,885	1,035,415
Hecla Mining Company	10,729	64,267
Kaiser Aluminum Corp.	287	22,931
Lifezone Metals, Ltd. (A)(B)	1,317	5,426
MAC Copper, Ltd. (A)	1,435	17,349
Materion Corp.	365	28,970
Metallus, Inc. (A)	879	13,545
MP Materials Corp. (A)(B)	2,738	91,093
Newmont Corp.	18,727	1,091,035
Nucor Corp.	3,818	494,584
Olympic Steel, Inc.	248	8,082
Pan American Silver Corp., CVR (A)	7,232	1,772
Radius Recycling, Inc.	500	14,845
Ramaco Resources, Inc., Class A	881	11,576
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
ReElement Technologies Corp. (A)(C)	354	$0
Reliance, Inc.	875	274,663
Royal Gold, Inc.	1,104	196,335
Ryerson Holding Corp.	573	12,360
Southern Copper Corp.	13,777	1,393,819
Steel Dynamics, Inc.	2,515	321,945
SunCoke Energy, Inc.	1,645	14,131
United States Antimony Corp. (A)	2,002	4,364
Warrior Met Coal, Inc.	880	40,330
Worthington Steel, Inc.	900	26,847
		5,859,465
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	298	8,118
Louisiana-Pacific Corp.	1,152	99,060
Magnera Corp. (A)	624	7,538
Sylvamo Corp.	674	33,767
		148,483
		23,430,751
Real estate – 2.3%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,483	26,442
American Assets Trust, Inc.	1,174	23,187
Armada Hoffler Properties, Inc.	1,737	11,933
Broadstone Net Lease, Inc.	3,204	51,424
CTO Realty Growth, Inc.	630	10,874
Essential Properties Realty Trust, Inc.	3,075	98,123
Gladstone Commercial Corp.	976	13,986
Global Net Lease, Inc.	4,033	30,449
One Liberty Properties, Inc.	365	8,709
WP Carey, Inc.	3,620	225,816
		500,943
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	2,857	207,504
American Healthcare REIT, Inc.	2,548	93,614
CareTrust REIT, Inc.	3,091	94,585
Community Healthcare Trust, Inc.	616	10,244
Diversified Healthcare Trust	3,891	13,930
Global Medical REIT, Inc.	1,473	10,208
Healthcare Realty Trust, Inc.	5,852	92,813
Healthpeak Properties, Inc.	11,558	202,381
LTC Properties, Inc.	761	26,338
Medical Properties Trust, Inc.	10,020	43,186
National Health Investors, Inc.	768	53,852
Omega Healthcare Investors, Inc.	4,653	170,532
Sabra Health Care REIT, Inc.	3,915	72,193
Sila Realty Trust, Inc.	962	22,771
Universal Health Realty Income Trust	229	9,153
Ventas, Inc.	7,257	458,280
Welltower, Inc.	10,651	1,637,378
		3,218,962
Hotel and resort REITs – 0.0%
Apple Hospitality REIT, Inc.	3,795	44,288
Chatham Lodging Trust	775	5,402
DiamondRock Hospitality Company	3,702	28,357
Host Hotels & Resorts, Inc.	10,027	154,015
Park Hotels & Resorts, Inc.	3,153	32,255
Pebblebrook Hotel Trust	2,092	20,899
RLJ Lodging Trust	2,590	18,855
Ryman Hospitality Properties, Inc.	968	95,513
Service Properties Trust	3,329	7,956
Summit Hotel Properties, Inc.	2,205	11,223
Sunstone Hotel Investors, Inc.	3,455	29,989

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Xenia Hotels & Resorts, Inc.	1,838	$23,104
		471,856
Industrial REITs – 0.2%
Americold Realty Trust, Inc.	4,758	79,126
EastGroup Properties, Inc.	853	142,553
First Industrial Realty Trust, Inc.	2,177	104,779
Innovative Industrial Properties, Inc.	478	26,395
Lineage, Inc.	3,811	165,855
LXP Industrial Trust	5,398	44,587
Plymouth Industrial REIT, Inc.	1,017	16,333
Prologis, Inc.	15,393	1,618,112
Rexford Industrial Realty, Inc.	3,750	133,388
STAG Industrial, Inc.	3,050	110,654
Terreno Realty Corp.	1,648	92,403
		2,534,185
Office REITs – 0.1%
Brandywine Realty Trust	3,300	14,157
BXP, Inc.	2,614	176,367
COPT Defense Properties	1,872	51,630
Cousins Properties, Inc.	2,774	83,303
Douglas Emmett, Inc.	2,779	41,796
Easterly Government Properties, Inc.	744	16,517
Empire State Realty Trust, Inc., Class A	3,031	24,521
Highwoods Properties, Inc.	1,765	54,874
Hudson Pacific Properties, Inc. (A)	2,595	7,110
JBG SMITH Properties	1,524	26,365
Kilroy Realty Corp.	1,936	66,424
NET Lease Office Properties (A)	264	8,593
New York REIT Liquidating LLC (A)(C)	457	2,649
Paramount Group, Inc. (A)	4,404	26,864
Peakstone Realty Trust	594	7,847
Piedmont Realty Trust, Inc.	2,394	17,452
Postal Realty Trust, Inc., Class A	397	5,848
SL Green Realty Corp.	1,176	72,794
Vornado Realty Trust	3,169	121,183
		826,294
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	2,088	7,559
CBRE Group, Inc., Class A (A)	4,975	697,097
Compass, Inc., Class A (A)	8,654	54,347
CoStar Group, Inc. (A)	6,806	547,202
eXp World Holdings, Inc.	2,643	24,051
Forestar Group, Inc. (A)	890	17,800
FRP Holdings, Inc. (A)	319	8,578
Howard Hughes Holdings, Inc. (A)	846	57,105
Jones Lang LaSalle, Inc. (A)	757	193,625
Kennedy-Wilson Holdings, Inc.	2,770	18,836
Marcus & Millichap, Inc.	763	23,432
Maui Land & Pineapple Company, Inc. (A)	329	5,985
Newmark Group, Inc., Class A	2,487	30,217
Opendoor Technologies, Inc. (A)(B)	12,349	6,582
Redfin Corp. (A)(B)	2,136	23,902
Tejon Ranch Company (A)	469	7,954
The RMR Group, Inc., Class A	466	7,619
The St. Joe Company	1,002	47,795
Zillow Group, Inc., Class A (A)	1,020	69,860
Zillow Group, Inc., Class C (A)	2,910	203,846
		2,053,392
Residential REITs – 0.3%
American Homes 4 Rent, Class A	6,115	220,568
Apartment Investment and Management Company, Class A	2,782	24,064
AvalonBay Communities, Inc.	2,359	480,057
BRT Apartments Corp.	329	5,146
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Camden Property Trust	1,762	$198,560
Centerspace	303	18,238
Elme Communities	1,585	25,202
Equity LifeStyle Properties, Inc.	3,170	195,494
Equity Residential	6,309	425,794
Essex Property Trust, Inc.	1,064	301,538
Independence Realty Trust, Inc.	3,815	67,487
Invitation Homes, Inc.	10,164	333,379
Mid-America Apartment Communities, Inc.	1,935	286,399
NexPoint Residential Trust, Inc.	494	16,460
Sun Communities, Inc.	2,117	267,779
UDR, Inc.	5,485	223,953
UMH Properties, Inc.	1,546	25,957
Veris Residential, Inc.	1,726	25,700
		3,141,775
Retail REITs – 0.3%
Acadia Realty Trust	2,036	37,809
Agree Realty Corp.	1,746	127,563
Alexander's, Inc.	106	23,884
Brixmor Property Group, Inc.	5,005	130,330
CBL & Associates Properties, Inc.	540	13,711
Curbline Properties Corp.	1,813	41,391
Federal Realty Investment Trust	1,399	132,891
FrontView REIT, Inc.	456	5,472
Getty Realty Corp.	995	27,502
InvenTrust Properties Corp.	1,337	36,634
Kimco Realty Corp.	11,161	234,604
Kite Realty Group Trust	3,599	81,517
NETSTREIT Corp.	1,391	23,550
NNN REIT, Inc.	3,076	132,822
Phillips Edison & Company, Inc.	2,129	74,579
Realty Income Corp.	14,749	849,690
Regency Centers Corp.	2,991	213,049
Saul Centers, Inc.	391	13,349
Simon Property Group, Inc.	5,305	852,832
SITE Centers Corp.	976	11,039
Tanger, Inc.	1,866	57,062
The Macerich Company	4,147	67,098
Urban Edge Properties	2,178	40,641
Whitestone REIT	1,100	13,728
		3,242,747
Specialized REITs – 0.8%
American Tower Corp.	7,763	1,715,778
Crown Castle, Inc.	7,214	741,094
CubeSmart	3,738	158,865
Digital Realty Trust, Inc.	5,588	974,156
EPR Properties	1,215	70,786
Equinix, Inc.	1,615	1,284,684
Extra Space Storage, Inc.	3,517	518,546
Farmland Partners, Inc.	986	11,349
Four Corners Property Trust, Inc.	1,717	46,204
Gaming and Leisure Properties, Inc.	4,491	209,640
Gladstone Land Corp.	951	9,672
Iron Mountain, Inc.	4,877	500,234
Lamar Advertising Company, Class A	1,323	160,559
National Storage Affiliates Trust	1,279	40,915
Outfront Media, Inc.	2,653	43,297
PotlatchDeltic Corp.	1,334	51,186
Public Storage	2,917	855,906
Rayonier, Inc.	2,592	57,491
Safehold, Inc.	1,243	19,341
SBA Communications Corp.	1,784	418,955
Uniti Group, Inc. (A)	4,158	17,963
VICI Properties, Inc.	16,349	532,977

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Weyerhaeuser Company	12,062	$309,873
		8,749,471
		24,739,625
Utilities – 2.2%
Electric utilities – 1.3%
ALLETE, Inc.	937	60,034
Alliant Energy Corp.	4,250	256,998
American Electric Power Company, Inc.	8,861	919,417
Constellation Energy Corp.	5,195	1,676,738
Duke Energy Corp.	12,904	1,522,672
Edison International	6,386	329,518
Entergy Corp.	7,139	593,394
Evergy, Inc.	3,753	258,694
Eversource Energy	6,090	387,446
Exelon Corp.	16,692	724,767
FirstEnergy Corp.	9,600	386,496
Genie Energy, Ltd., B Shares	416	11,182
Hawaiian Electric Industries, Inc. (A)	2,895	30,774
IDACORP, Inc.	896	103,443
MGE Energy, Inc.	629	55,629
NextEra Energy, Inc.	34,164	2,371,665
NRG Energy, Inc.	3,282	527,024
OGE Energy Corp.	3,342	148,318
Oklo, Inc. (A)(B)	2,031	113,716
Otter Tail Corp.	706	54,426
PG&E Corp.	35,379	493,183
Pinnacle West Capital Corp.	1,954	174,824
Portland General Electric Company	1,783	72,443
PPL Corp.	12,213	413,899
The Southern Company	18,253	1,676,173
TXNM Energy, Inc.	1,500	84,480
Xcel Energy, Inc.	9,541	649,742
		14,097,095
Gas utilities – 0.1%
Atmos Energy Corp.	2,630	405,309
Chesapeake Utilities Corp.	409	49,170
MDU Resources Group, Inc.	3,480	58,012
National Fuel Gas Company	1,499	126,980
New Jersey Resources Corp.	1,688	75,656
Northwest Natural Holding Company	625	24,825
ONE Gas, Inc.	1,003	72,076
Southwest Gas Holdings, Inc.	1,205	89,640
Spire, Inc.	970	70,800
UGI Corp.	3,550	129,291
		1,101,759
Independent power and renewable electricity producers – 0.2%
Clearway Energy, Inc., Class A	642	19,427
Clearway Energy, Inc., Class C	1,338	42,816
Ormat Technologies, Inc.	1,012	84,765
Talen Energy Corp. (A)	762	221,567
The AES Corp.	11,741	123,515
Vistra Corp.	5,642	1,093,476
		1,585,566
Multi-utilities – 0.5%
Ameren Corp.	4,479	430,163
Avista Corp.	1,352	51,308
Black Hills Corp.	1,183	66,366
CenterPoint Energy, Inc.	10,347	380,149
CMS Energy Corp.	4,930	341,550
Consolidated Edison, Inc.	5,752	577,213
Dominion Energy, Inc.	14,162	800,436
DTE Energy Company	3,435	455,000
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	7,578	$305,697
Northwestern Energy Group, Inc.	1,031	52,890
Public Service Enterprise Group, Inc.	8,266	695,832
Sempra	10,819	819,756
Unitil Corp.	266	13,872
WEC Energy Group, Inc.	5,232	545,174
		5,535,406
Water utilities – 0.1%
American States Water Company	660	50,596
American Water Works Company, Inc.	3,245	451,412
Artesian Resources Corp., Class A	161	5,403
California Water Service Group	1,022	46,481
Essential Utilities, Inc.	4,594	170,621
H2O America	576	29,935
Middlesex Water Company	294	15,929
The York Water Company	250	7,900
		778,277
		23,098,103
TOTAL COMMON STOCKS (Cost $410,158,145)		$1,039,483,948
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
QVC Group, Inc., 8.000%	260	1,786
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	12,464
TOTAL PREFERRED SECURITIES (Cost $82,033)		$14,250
RIGHTS – 0.0%
Gen Digital, Inc. (Expiration Date: 4-17-27) (A)(D)	188	1,534
TOTAL RIGHTS (Cost $733)		$1,534
WARRANTS – 0.0%
M-Tron Industries, Inc. (Expiration Date: 3-11-28; Strike Price: $47.50) (A)	46	48
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	51
TOTAL WARRANTS (Cost $0)		$99
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.9%
John Hancock Collateral Trust, 4.2596% (E)(F)	3,176,369	31,771,317
TOTAL SHORT-TERM INVESTMENTS (Cost $31,771,695)		$31,771,317
Total Investments (Total Stock Market Index Trust) (Cost $442,012,606) – 99.9%		$1,071,271,148
Other assets and liabilities, net – 0.1%		768,382
TOTAL NET ASSETS – 100.0%		$1,072,039,530
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $4,000,254.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	29	Long	Sep 2025	$3,127,461	$3,177,965	$50,504
S&P 500 E-Mini Index Futures	91	Long	Sep 2025	27,757,703	28,454,563	696,860
S&P Mid 400 E-Mini Index Futures	1	Long	Sep 2025	307,887	312,550	4,663
						$752,027

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 15.4%
Entertainment – 4.6%
Live Nation Entertainment, Inc. (A)	63,016	$9,533,060
Netflix, Inc. (A)	17,237	23,082,584
		32,615,644
Interactive media and services – 9.6%
Alphabet, Inc., Class A	186,960	32,947,962
Meta Platforms, Inc., Class A	47,868	35,330,892
		68,278,854
Wireless telecommunication services – 1.2%
T-Mobile US, Inc.	34,542	8,229,977
		109,124,475
Consumer discretionary – 13.6%
Automobiles – 1.6%
Tesla, Inc. (A)	34,512	10,963,082
Broadline retail – 6.6%
Amazon.com, Inc. (A)	214,269	47,008,476
Hotels, restaurants and leisure – 4.3%
Airbnb, Inc., Class A (A)	81,635	10,803,576
DraftKings, Inc., Class A (A)	228,759	9,811,474
Starbucks Corp.	103,100	9,447,053
		30,062,103
Specialty retail – 1.1%
O'Reilly Automotive, Inc. (A)	89,427	8,060,056
		96,093,717
Consumer staples – 3.7%
Beverages – 1.6%
The Coca-Cola Company	160,410	11,349,008
Consumer staples distribution and retail – 1.0%
U.S. Foods Holding Corp. (A)	95,447	7,350,373
Tobacco – 1.1%
Philip Morris International, Inc.	41,152	7,495,014
		26,194,395
Energy – 1.9%
Oil, gas and consumable fuels – 1.9%
Targa Resources Corp.	46,874	8,159,826
The Williams Companies, Inc.	79,919	5,019,712
		13,179,538
U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 12.3%
Banks – 1.0%
Wells Fargo & Company	87,539	$7,013,625
Capital markets – 4.7%
Ares Management Corp., Class A	45,140	7,818,248
Interactive Brokers Group, Inc., Class A	144,912	8,029,574
KKR & Company, Inc.	89,010	11,841,000
Nasdaq, Inc.	63,839	5,708,483
		33,397,305
Consumer finance – 1.8%
American Express Company	40,606	12,952,502
Financial services – 4.8%
Equitable Holdings, Inc.	113,179	6,349,342
Mastercard, Inc., Class A	48,863	27,458,074
		33,807,416
		87,170,848
Health care – 6.5%
Biotechnology – 1.4%
Gilead Sciences, Inc.	86,036	9,538,811
Health care equipment and supplies – 1.0%
Boston Scientific Corp. (A)	68,030	7,307,102
Health care providers and services – 0.7%
Cencora, Inc.	17,379	5,211,093
Pharmaceuticals – 3.4%
Eli Lilly & Company	30,493	23,770,208
		45,827,214
Industrials – 5.3%
Aerospace and defense – 1.6%
General Electric Company	45,265	11,650,758
Ground transportation – 1.8%
Uber Technologies, Inc. (A)	136,721	12,756,069
Machinery – 1.9%
Parker-Hannifin Corp.	19,216	13,421,800
		37,828,627
Information technology – 38.0%
Electronic equipment, instruments and components – 4.0%
Flex, Ltd. (A)	245,154	12,238,088

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

U.S. Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Jabil, Inc.	73,837	$16,103,850
		28,341,938
IT services – 1.6%
GoDaddy, Inc., Class A (A)	63,057	11,354,043
Semiconductors and semiconductor equipment – 18.2%
Analog Devices, Inc.	36,449	8,675,591
Broadcom, Inc.	132,099	36,413,089
NVIDIA Corp.	532,563	84,139,627
		129,228,307
Software – 9.4%
Microsoft Corp.	96,836	48,167,195
Salesforce, Inc.	68,360	18,641,088
		66,808,283
Technology hardware, storage and peripherals – 4.8%
Apple, Inc.	164,364	33,722,562
		269,455,133
Real estate – 2.7%
Health care REITs – 1.3%
Welltower, Inc.	60,719	9,334,332
Specialized REITs – 1.4%
American Tower Corp.	43,692	9,656,806
		18,991,138
TOTAL COMMON STOCKS (Cost $485,098,038)		$703,865,085
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (B)	2,574,859	2,574,859
TOTAL SHORT-TERM INVESTMENTS (Cost $2,574,859)		$2,574,859
Total Investments (U.S. Growth Trust) (Cost $487,672,897) – 99.8%		$706,439,944
Other assets and liabilities, net – 0.2%		1,573,339
TOTAL NET ASSETS – 100.0%		$708,013,283
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-25.
The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-25:
Financial Industries Trust
United States	87.6%
Switzerland	4.1%
Netherlands	2.0%
Puerto Rico	1.6%
Japan	1.5%
United Kingdom	1.2%
Ireland	1.0%
Spain	1.0%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	85.4%
United Kingdom	3.3%
France	2.2%
South Korea	2.0%
Canada	1.5%
Belgium	1.5%
Switzerland	1.3%
Israel	1.1%
Netherlands	1.0%
Other countries	0.7%
TOTAL	100.0%
Health Sciences Trust
United States	88.3%
Netherlands	3.8%
United Kingdom	2.9%
Japan	1.1%
Denmark	1.1%
Switzerland	1.1%
Other countries	1.7%
TOTAL	100.0%
Mid Value Trust
United States	88.1%
Ireland	3.1%
United Kingdom	2.4%
Bermuda	1.8%
Canada	1.5%
Puerto Rico	1.3%
Other countries	1.8%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.3%
Japan	6.8%
United Kingdom	4.6%
France	3.4%
Switzerland	3.3%
Germany	3.2%
Australia	2.1%
Netherlands	1.6%
Sweden	1.2%
Spain	1.0%
Other countries	5.5%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 6-30-25:
Disciplined Value Emerging Markets Equity Trust
Information technology	17.3%
Communication services	13.5%
Consumer staples	11.9%
Financials	11.8%
Consumer discretionary	10.9%
Health care	7.7%
Materials	7.7%
Industrials	7.5%
Energy	1.6%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	8.1%
TOTAL	100.0%
Disciplined Value International Trust
Financials	22.3%
Industrials	21.4%
Health care	8.7%
Materials	8.0%
Energy	7.8%
Consumer staples	7.4%
Consumer discretionary	6.8%
Communication services	6.5%
Information technology	6.3%
Utilities	1.9%
Short-term investments and other	2.9%
TOTAL	100.0%
Global Equity Trust
Financials	19.4%
Industrials	16.1%
Information technology	13.4%
Consumer discretionary	11.0%
Health care	10.9%
Consumer staples	9.3%
Communication services	6.7%
Materials	6.2%
Energy	5.5%
Short-term investments and other	1.5%
TOTAL	100.0%
International Equity Index Trust
Financials	24.5%
Industrials	14.7%
Information technology	13.2%
Consumer discretionary	10.1%
Health care	8.0%
Consumer staples	6.6%
Communication services	6.3%
Materials	6.2%
Energy	4.5%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	1.2%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust
Industrials	24.3%
Financials	14.3%
Materials	12.7%
Consumer discretionary	12.2%
Information technology	7.9%
Consumer staples	5.4%
Health care	5.4%
Energy	4.8%
Real estate	4.5%
Communication services	3.6%
Utilities	3.4%
Short-term investments and other	1.5%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$10,960,366,402	$1,209,368,178	$200,508,297	$1,064,172,000
Affiliated investments, at value	292,707,323	—	—	—
Total investments, at value	11,253,073,725	1,209,368,178	200,508,297	1,064,172,000
Receivable for futures variation margin	27,322,753	—	—	—
Cash	53,334	—	—	—
Collateral held at broker for futures contracts	25,252,000	—	—	—
Dividends and interest receivable	6,525,709	—	—	—
Receivable for fund shares sold	—	16,227	11,539	30,364
Receivable for investments sold	—	783,240	3,835,468	22,598,633
Receivable for securities lending income	1,444	—	—	—
Receivable from affiliates	237,051	—	—	—
Other assets	207,458	36,849	6,524	26,646
Total assets	11,312,673,474	1,210,204,494	204,361,828	1,086,827,643
Liabilities
Payable for fund shares repurchased	9,153,092	779,132	3,843,740	22,611,325
Payable upon return of securities loaned	1,309,100	—	—	—
Payable to affiliates
Accounting and legal services fees	453,774	48,547	8,082	43,320
Trustees' fees	783	581	218	306
Other liabilities and accrued expenses	925,482	43,830	26,321	38,247
Total liabilities	11,842,231	872,090	3,878,361	22,693,198
Net assets	$11,300,831,243	$1,209,332,404	$200,483,467	$1,064,134,445
Net assets consist of
Paid-in capital	$3,489,006,551	$889,147,588	$137,988,346	$556,920,443
Total distributable earnings (loss)	7,811,824,692	320,184,816	62,495,121	507,214,002
Net assets	$11,300,831,243	$1,209,332,404	$200,483,467	$1,064,134,445
Unaffiliated investments, including repurchase agreements, at cost	$3,465,876,157	$1,072,602,818	$182,931,056	$755,350,698
Affiliated investments, at cost	$292,714,490	—	—	—
Securities loaned, at value	$1,261,771	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$7,760,905,518	$400,969,263	$60,199,138	$388,243,086
Shares outstanding	120,405,600	37,715,022	3,772,229	19,048,916
Net asset value, offering price and redemption price per share	$64.46	$10.63	$15.96	$20.38
Series II
Net assets	$91,978,298	$703,488,774	$113,679,332	$584,596,005
Shares outstanding	1,428,711	66,186,254	7,182,070	29,308,141
Net asset value, offering price and redemption price per share	$64.38	$10.63	$15.83	$19.95
Series III
Net assets	—	$104,874,367	$26,604,997	$91,295,354
Shares outstanding	—	9,827,007	1,654,047	4,483,141
Net asset value, offering price and redemption price per share	—	$10.67	$16.08	$20.36
Series NAV
Net assets	$3,447,947,427	—	—	—
Shares outstanding	53,474,392	—	—	—
Net asset value, offering price and redemption price per share	$64.48	—	—	—
The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Value Trust
Unaffiliated investments, at value (including securities loaned)	$976,985,134	—	$2,117,156,604	$482,999,449
Affiliated investments, at value	—	$369,867,044	—	2,395,895
Repurchase agreements, at value	—	—	—	2,208,000
Total investments, at value	976,985,134	369,867,044	2,117,156,604	487,603,344
Cash	—	—	—	774
Foreign currency, at value	—	—	—	195,930
Dividends and interest receivable	—	—	507,353	1,623,167
Receivable for fund shares sold	—	—	—	14,959
Receivable for investments sold	7,834,113	5,024,283	—	80,594
Receivable for securities lending income	—	—	8	1,659
Other assets	27,383	12,102	52,726	12,938
Total assets	984,846,630	374,903,429	2,117,716,691	489,533,365
Liabilities
Written options, at value	—	—	—	1,113,909
Payable for investments purchased	—	—	58,655	2,069,088
Payable for fund shares repurchased	7,818,959	5,017,902	6,785,831	96,805
Payable upon return of securities loaned	—	—	—	2,395,800
Payable to affiliates
Accounting and legal services fees	38,802	14,830	83,212	19,832
Trustees' fees	463	274	603	298
Other liabilities and accrued expenses	39,764	29,220	150,739	62,382
Total liabilities	7,897,988	5,062,226	7,079,040	5,758,114
Net assets	$976,948,642	$369,841,203	$2,110,637,651	$483,775,251
Net assets consist of
Paid-in capital	$538,302,771	$365,373,856	$745,597,111	$358,391,864
Total distributable earnings (loss)	438,645,871	4,467,347	1,365,040,540	125,383,387
Net assets	$976,948,642	$369,841,203	$2,110,637,651	$483,775,251
Unaffiliated investments, including repurchase agreements, at cost	$817,840,678	—	$1,162,325,301	$439,521,566
Affiliated investments, at cost	—	$345,021,764	—	$2,395,890
Foreign currency, at cost	—	—	—	$172,740
Premiums received on written options	—	—	—	$771,087
Securities loaned, at value	—	—	$100,540	$2,252,052
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$380,310,096	$138,773,114	$359,854,523	$9,611,071
Shares outstanding	19,541,793	8,403,131	9,906,927	744,651
Net asset value, offering price and redemption price per share	$19.46	$16.51	$36.32	$12.91
Series II
Net assets	$420,664,781	$204,453,768	$113,299,246	$229,198,032
Shares outstanding	21,782,860	12,393,013	3,414,266	17,931,958
Net asset value, offering price and redemption price per share	$19.31	$16.50	$33.18	$12.78
Series III
Net assets	$175,973,765	$26,614,321	—	—
Shares outstanding	9,046,458	1,617,037	—	—
Net asset value, offering price and redemption price per share	$19.45	$16.46	—	—
Series NAV
Net assets	—	—	$1,637,483,882	$244,966,148
Shares outstanding	—	—	44,839,500	19,059,027
Net asset value, offering price and redemption price per share	—	—	$36.52	$12.85
The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust	Financial Industries Trust
Unaffiliated investments, at value (including securities loaned)	$230,899,708	$299,315,085	$820,255,969	$135,072,903
Affiliated investments, at value	7,297,642	46,150	8,122,685	3,917,901
Total investments, at value	238,197,350	299,361,235	828,378,654	138,990,804
Swap contracts, at value	312,380	—	—	—
Foreign currency, at value	4,105,317	1,007,544	12,286	87
Collateral segregated at custodian for OTC derivative contracts	2,240,000	—	—	—
Dividends and interest receivable	810,433	1,190,204	1,965,237	145,087
Receivable for fund shares sold	104,403	158,768	90,829	404,686
Receivable for investments sold	5,155,081	1,061,847	3,265,153	—
Receivable for securities lending income	10,506	7,595	6,775	—
Other assets	6,001	7,339	42,077	4,398
Total assets	250,941,471	302,794,532	833,761,011	139,545,062
Liabilities
Due to custodian	—	—	739,229	—
Payable for investments purchased	3,316,523	—	43,370	392,639
Payable for fund shares repurchased	24,939	218,249	94,184	17,619
Payable upon return of securities loaned	7,296,865	46,150	8,112,459	—
Payable to affiliates
Accounting and legal services fees	10,111	12,080	25,786	5,727
Trustees' fees	351	418	1,765	167
Other liabilities and accrued expenses	111,428	46,244	110,222	30,928
Total liabilities	10,760,217	323,141	9,127,015	447,080
Net assets	$240,181,254	$302,471,391	$824,633,996	$139,097,982
Net assets consist of
Paid-in capital	$260,487,005	$216,541,443	$323,201,921	$90,985,645
Total distributable earnings (loss)	(20,305,751)	85,929,948	501,432,075	48,112,337
Net assets	$240,181,254	$302,471,391	$824,633,996	$139,097,982
Unaffiliated investments, including repurchase agreements, at cost	$209,609,167	$253,765,497	$681,007,601	$105,172,067
Affiliated investments, at cost	$7,297,611	$46,150	$8,122,627	$3,917,866
Foreign currency, at cost	$4,087,838	$999,096	$12,081	$86
Securities loaned, at value	$6,946,096	$43,929	$7,824,481	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$5,794,301	$81,418,267	$211,041,660	$90,616,625
Shares outstanding	544,523	4,599,089	14,087,499	6,006,832
Net asset value, offering price and redemption price per share	$10.64	$17.70	$14.98	$15.09
Series II
Net assets	$22,145,415	$47,199,645	$96,210,651	$15,977,576
Shares outstanding	2,083,041	2,672,788	6,491,676	1,075,034
Net asset value, offering price and redemption price per share	$10.63	$17.66	$14.82	$14.86
Series NAV
Net assets	$212,241,538	$173,853,479	$517,381,685	$32,503,781
Shares outstanding	19,975,963	9,917,389	34,845,433	2,164,705
Net asset value, offering price and redemption price per share	$10.62	$17.53	$14.85	$15.02
The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust	Health Sciences Trust
Unaffiliated investments, at value (including securities loaned)	$2,490,784,164	$811,854,869	$294,253,970	$212,536,464
Affiliated investments, at value	999,072	4,217,401	—	—
Total investments, at value	2,491,783,236	816,072,270	294,253,970	212,536,464
Foreign currency, at value	28	—	1,347,052	14,362
Dividends and interest receivable	852,284	757,680	671,817	136,414
Receivable for fund shares sold	—	15,134	1,266,739	—
Receivable for investments sold	33,923,647	—	—	41,019
Other assets	59,686	20,567	12,904	8,545
Total assets	2,526,618,881	816,865,651	297,552,482	212,736,804
Liabilities
Payable for investments purchased	25,466,526	—	—	7,688
Payable for fund shares repurchased	804,415	735,065	11,290	2,071,682
Payable to affiliates
Accounting and legal services fees	97,849	32,103	11,837	8,212
Trustees' fees	997	475	433	338
Other liabilities and accrued expenses	187,334	70,643	57,407	44,206
Total liabilities	26,557,121	838,286	80,967	2,132,126
Net assets	$2,500,061,760	$816,027,365	$297,471,515	$210,604,678
Net assets consist of
Paid-in capital	$1,188,495,785	$445,645,400	$201,833,876	$158,907,209
Total distributable earnings (loss)	1,311,565,975	370,381,965	95,637,639	51,697,469
Net assets	$2,500,061,760	$816,027,365	$297,471,515	$210,604,678
Unaffiliated investments, including repurchase agreements, at cost	$1,609,520,681	$592,237,588	$245,169,223	$187,543,822
Affiliated investments, at cost	$999,077	$4,217,545	—	—
Foreign currency, at cost	$27	—	$1,330,885	$13,981
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$98,906,686	$459,596,169	$220,442,890	$40,475,939
Shares outstanding	3,042,602	16,075,538	8,686,472	1,870,845
Net asset value, offering price and redemption price per share	$32.51	$28.59	$25.38	$21.64
Series II
Net assets	$47,283,822	$148,939,180	$21,004,043	$38,086,669
Shares outstanding	1,466,220	5,157,486	835,630	2,077,593
Net asset value, offering price and redemption price per share	$32.25	$28.88	$25.14	$18.33
Series NAV
Net assets	$2,353,871,252	$207,492,016	$56,024,582	$132,042,070
Shares outstanding	71,686,287	7,249,866	2,208,960	5,921,278
Net asset value, offering price and redemption price per share	$32.84	$28.62	$25.36	$22.30
The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio
Unaffiliated investments, at value (including securities loaned)	$1,065,786,922	$103,853,557	—	—
Affiliated investments, at value	4,255,488	2,383,284	$979,528,784	$153,091,284
Total investments, at value	1,070,042,410	106,236,841	979,528,784	153,091,284
Receivable for futures variation margin	158,884	150	—	—
Cash	264,137	478,802	—	—
Foreign currency, at value	3,458,365	405,517	—	—
Collateral held at broker for futures contracts	814,473	24,589	—	—
Dividends and interest receivable	4,513,815	449,318	—	—
Receivable for fund shares sold	370,834	—	12,497	2,379
Receivable for investments sold	—	313,750	97,364	180,438
Receivable for securities lending income	3,006	3,446	—	—
Receivable from affiliates	116,248	—	—	557
Other assets	26,557	6,470	30,116	6,229
Total assets	1,079,768,729	107,918,883	979,668,761	153,280,887
Liabilities
Foreign capital gains tax payable	2,796,562	—	—	—
Payable for fund shares repurchased	326,399	96,636	103,810	181,732
Payable upon return of securities loaned	2,290,565	2,381,604	—	—
Payable to affiliates
Accounting and legal services fees	46,523	4,278	40,069	6,272
Trustees' fees	1,066	246	516	218
Other liabilities and accrued expenses	290,348	56,099	47,130	34,559
Total liabilities	5,751,463	2,538,863	191,525	222,781
Net assets	$1,074,017,266	$105,380,020	$979,477,236	$153,058,106
Net assets consist of
Paid-in capital	$665,594,271	$91,320,776	$946,667,626	$171,967,296
Total distributable earnings (loss)	408,422,995	14,059,244	32,809,610	(18,909,190)
Net assets	$1,074,017,266	$105,380,020	$979,477,236	$153,058,106
Unaffiliated investments, including repurchase agreements, at cost	$679,357,945	$99,292,987	—	—
Affiliated investments, at cost	$3,475,958	$2,383,302	$978,672,243	$162,806,064
Foreign currency, at cost	$3,420,641	$403,628	—	—
Securities loaned, at value	$2,233,655	$2,239,752	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$365,588,931	$20,718,543	$36,184,190	$12,509,092
Shares outstanding	16,268,665	1,336,238	2,590,517	1,056,074
Net asset value, offering price and redemption price per share	$22.47	$15.51	$13.97	$11.84
Series II
Net assets	$19,322,433	$14,112,479	$732,290,188	$133,333,287
Shares outstanding	859,470	912,702	52,341,823	11,250,945
Net asset value, offering price and redemption price per share	$22.48	$15.46	$13.99	$11.85
Series NAV
Net assets	$689,105,902	$70,548,998	$211,002,858	$7,215,727
Shares outstanding	30,669,400	4,545,818	15,123,111	609,709
Net asset value, offering price and redemption price per share	$22.47	$15.52	$13.95	$11.83
The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust	Mid Cap Index Trust
Unaffiliated investments, at value (including securities loaned)	—	—	$639,372,803	$1,137,269,475
Affiliated investments, at value	$5,133,835,864	$269,564,631	—	49,074,281
Repurchase agreements, at value	—	—	19,600,000	—
Total investments, at value	5,133,835,864	269,564,631	658,972,803	1,186,343,756
Cash	—	—	66,342	—
Collateral held at broker for futures contracts	—	—	—	3,493,100
Dividends and interest receivable	—	—	113,556	1,176,549
Receivable for fund shares sold	146,504	134,222	283,473	395,403
Receivable for investments sold	2,528,932	—	—	—
Receivable for securities lending income	—	—	411	1,696
Receivable from affiliates	—	441	—	—
Other assets	162,455	9,709	19,131	34,561
Total assets	5,136,673,755	269,709,003	659,455,716	1,191,445,065
Liabilities
Payable for futures variation margin	—	—	—	9,559
Payable for investments purchased	—	132,507	8,313,126	—
Payable for fund shares repurchased	2,640,880	—	1,049,171	1,487,907
Payable upon return of securities loaned	—	—	—	12,567,450
Payable to affiliates
Accounting and legal services fees	206,995	10,911	26,717	47,774
Trustees' fees	2,302	273	336	708
Other liabilities and accrued expenses	122,837	36,288	74,090	106,453
Total liabilities	2,973,014	179,979	9,463,440	14,219,851
Net assets	$5,133,700,741	$269,529,024	$649,992,276	$1,177,225,214
Net assets consist of
Paid-in capital	$4,583,310,169	$276,689,972	$570,583,132	$780,502,570
Total distributable earnings (loss)	550,390,572	(7,160,948)	79,409,144	396,722,644
Net assets	$5,133,700,741	$269,529,024	$649,992,276	$1,177,225,214
Unaffiliated investments, including repurchase agreements, at cost	—	—	$569,464,509	$869,035,527
Affiliated investments, at cost	$4,944,397,487	$275,572,891	—	$49,074,631
Securities loaned, at value	—	—	—	$12,251,465
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$201,233,782	$11,817,167	$140,047,465	$827,818,931
Shares outstanding	13,531,658	903,290	12,334,403	38,969,940
Net asset value, offering price and redemption price per share	$14.87	$13.08	$11.35	$21.24
Series II
Net assets	$4,248,453,483	$208,575,843	$62,091,338	$50,914,338
Shares outstanding	285,582,808	15,918,258	7,018,990	2,420,826
Net asset value, offering price and redemption price per share	$14.88	$13.10	$8.85	$21.03
Series NAV
Net assets	$684,013,476	$49,136,014	$447,853,473	$298,491,945
Shares outstanding	46,015,813	3,756,731	37,526,311	14,048,873
Net asset value, offering price and redemption price per share	$14.86	$13.08	$11.93	$21.25
The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Core Trust
Unaffiliated investments, at value (including securities loaned)	$577,483,891	$280,095,448	$1,090,342,807	$288,773,302
Affiliated investments, at value	11,020,418	—	12,990,748	—
Total investments, at value	588,504,309	280,095,448	1,103,333,555	288,773,302
Cash	497	—	929	—
Foreign currency, at value	139,201	—	322	—
Dividends and interest receivable	1,074,570	987,871	182,121	257,322
Receivable for fund shares sold	474,656	381,978	549,679	57,724
Receivable for investments sold	114,294	828,702	2,208,199	—
Receivable for securities lending income	5,022	—	734,836	—
Other assets	16,517	9,955	23,394	13,205
Total assets	590,329,066	282,303,954	1,107,033,035	289,101,553
Liabilities
Payable for investments purchased	646,600	2,982,546	2,665,962	—
Payable for fund shares repurchased	277,856	—	1,414,560	74,104
Payable upon return of securities loaned	11,019,370	—	12,990,849	—
Payable to affiliates
Accounting and legal services fees	23,075	11,663	40,048	8,933
Trustees' fees	469	264	484	612
Other liabilities and accrued expenses	62,748	43,529	139,116	70,675
Total liabilities	12,030,118	3,038,002	17,251,019	154,324
Net assets	$578,298,948	$279,265,952	$1,089,782,016	$288,947,229
Net assets consist of
Paid-in capital	$405,479,736	$243,503,769	$628,218,222	$255,592,356
Total distributable earnings (loss)	172,819,212	35,762,183	461,563,794	33,354,873
Net assets	$578,298,948	$279,265,952	$1,089,782,016	$288,947,229
Unaffiliated investments, including repurchase agreements, at cost	$526,560,185	$261,885,105	$912,384,070	$259,904,491
Affiliated investments, at cost	$11,020,339	—	$12,990,751	—
Foreign currency, at cost	$136,983	—	$337	—
Securities loaned, at value	$10,722,675	—	$12,725,812	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$221,243,029	$44,984,972	$832,610,851	$108,082,402
Shares outstanding	20,834,603	2,243,952	32,068,887	8,238,679
Net asset value, offering price and redemption price per share	$10.62	$20.05	$25.96	$13.12
Series II
Net assets	$47,927,595	$21,218,738	$61,378,529	$16,017,374
Shares outstanding	4,511,475	1,060,846	2,878,650	1,236,710
Net asset value, offering price and redemption price per share	$10.62	$20.00	$21.32	$12.95
Series NAV
Net assets	$309,128,324	$213,062,242	$195,792,636	$164,847,453
Shares outstanding	29,437,282	10,716,483	7,222,110	12,645,093
Net asset value, offering price and redemption price per share	$10.50	$19.88	$27.11	$13.04
The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Company Value Trust
Unaffiliated investments, at value (including securities loaned)	$486,100,804	$164,277,802	$271,829,556	$120,564,176
Affiliated investments, at value	24,571,428	1,846,141	4,330,700	2,222,693
Repurchase agreements, at value	—	—	3,500,000	—
Total investments, at value	510,672,232	166,123,943	279,660,256	122,786,869
Receivable for futures variation margin	27,101	—	—	—
Cash	101,938	731	51,045	—
Foreign currency, at value	—	—	9	—
Collateral held at broker for futures contracts	1,843,100	—	—	—
Dividends and interest receivable	507,205	140,213	109,769	126,285
Receivable for fund shares sold	445,880	9,191	—	5,219
Receivable for investments sold	—	36,396	—	2,905,039
Receivable for securities lending income	32,198	1,797	1,334	2,405
Other assets	15,841	4,615	8,856	4,304
Total assets	513,645,495	166,316,886	279,831,269	125,830,121
Liabilities
Payable for investments purchased	—	353,761	1,143,968	2,687,054
Payable for fund shares repurchased	823,974	347,284	144,434	40,556
Payable upon return of securities loaned	7,724,677	1,846,330	4,327,350	2,222,825
Payable to affiliates
Accounting and legal services fees	19,821	6,609	10,921	4,887
Trustees' fees	407	213	263	205
Other liabilities and accrued expenses	56,098	38,682	44,558	27,740
Total liabilities	8,624,977	2,592,879	5,671,494	4,983,267
Net assets	$505,020,518	$163,724,007	$274,159,775	$120,846,854
Net assets consist of
Paid-in capital	$368,309,300	$124,717,576	$279,135,575	$87,751,808
Total distributable earnings (loss)	136,711,218	39,006,431	(4,975,800)	33,095,046
Net assets	$505,020,518	$163,724,007	$274,159,775	$120,846,854
Unaffiliated investments, including repurchase agreements, at cost	$403,752,838	$153,382,255	$235,445,260	$102,646,694
Affiliated investments, at cost	$24,571,728	$1,846,149	$4,330,658	$2,222,682
Foreign currency, at cost	—	—	$9	—
Securities loaned, at value	$30,186,426	$1,796,379	$4,229,659	$2,168,519
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$337,205,907	$77,346,981	$67,064,948	$36,901,410
Shares outstanding	24,384,861	2,857,163	10,447,350	3,912,418
Net asset value, offering price and redemption price per share	$13.83	$27.07	$6.42	$9.43
Series II
Net assets	$23,078,934	$25,089,987	$16,570,744	$26,573,891
Shares outstanding	1,686,608	960,601	3,051,108	3,023,982
Net asset value, offering price and redemption price per share	$13.68	$26.12	$5.43	$8.79
Series NAV
Net assets	$144,735,677	$61,287,039	$190,524,083	$57,371,553
Shares outstanding	10,443,659	2,288,223	28,605,936	6,130,262
Net asset value, offering price and redemption price per share	$13.86	$26.78	$6.66	$9.36
The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Strategic Equity Allocation Trust	Total Stock Market Index Trust	U.S. Growth Trust
Unaffiliated investments, at value (including securities loaned)	$6,745,731,369	$1,039,499,831	$706,439,944
Affiliated investments, at value	246,645,645	31,771,317	—
Total investments, at value	6,992,377,014	1,071,271,148	706,439,944
Receivable for futures variation margin	838,349	140,665	—
Cash	—	22,622	—
Foreign currency, at value	3,216,733	102	2,650
Collateral held at broker for futures contracts	30,300,700	3,197,800	—
Dividends and interest receivable	17,426,102	640,767	329,194
Receivable for fund shares sold	—	984,299	1,480,838
Receivable for securities lending income	42,344	18,482	—
Other assets	207,760	22,000	14,620
Total assets	7,044,409,002	1,076,297,885	708,267,246
Liabilities
Due to custodian	193,958	—	—
Payable for investments purchased	2,369	—	27,386
Payable for fund shares repurchased	5,010,442	133,580	136,898
Payable upon return of securities loaned	46,903,743	3,999,226	—
Payable to affiliates
Accounting and legal services fees	280,992	43,441	27,580
Trustees' fees	3,414	219	263
Other liabilities and accrued expenses	607,881	81,889	61,836
Total liabilities	53,002,799	4,258,355	253,963
Net assets	$6,991,406,203	$1,072,039,530	$708,013,283
Net assets consist of
Paid-in capital	$2,127,645,881	$374,893,065	$314,452,188
Total distributable earnings (loss)	4,863,760,322	697,146,465	393,561,095
Net assets	$6,991,406,203	$1,072,039,530	$708,013,283
Unaffiliated investments, including repurchase agreements, at cost	$3,047,651,638	$410,240,911	$487,672,897
Affiliated investments, at cost	$246,648,336	$31,771,695	—
Foreign currency, at cost	$3,191,986	$101	$2,634
Securities loaned, at value	$44,826,555	$3,870,253	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	—	$564,227,938	$234,288,203
Shares outstanding	—	18,620,794	35,205,443
Net asset value, offering price and redemption price per share	—	$30.30	$6.65
Series II
Net assets	—	$47,957,710	$65,979,892
Shares outstanding	—	1,595,777	13,247,329
Net asset value, offering price and redemption price per share	—	$30.05	$4.98
Series NAV
Net assets	$6,991,406,203	$459,853,882	$407,745,188
Shares outstanding	359,536,002	15,172,427	60,263,666
Net asset value, offering price and redemption price per share	$19.45	$30.31	$6.77
The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$68,824,813	$5,322,708	$684,795	$2,062,800
Dividends from affiliated investments	6,404,637	—	—	—
Interest	417,216	—	—	—
Securities lending	3,644	—	—	—
Less foreign taxes withheld	(16,117)	—	—	—
Total investment income	75,634,193	5,322,708	684,795	2,062,800
Expenses
Investment management fees	24,182,936	—	—	—
Distribution and service fees	1,909,666	3,815,518	611,184	3,248,838
Accounting and legal services fees	927,319	102,345	17,033	87,885
Trustees' fees	152,521	16,540	2,930	14,541
Custodian fees	583,015	5,959	5,972	5,973
Printing and postage	122,340	22,164	9,785	19,669
Professional fees	146,297	26,906	13,153	23,891
Other	438,476	14,284	4,391	12,032
Total expenses	28,462,570	4,003,716	664,448	3,412,829
Less expense reductions	(13,394,756)	(252,749)	(51,455)	(291,598)
Net expenses	15,067,814	3,750,967	612,993	3,121,231
Net investment income (loss)	60,566,379	1,571,741	71,802	(1,058,431)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	42,960,632	11,254,736	4,504,725	31,667,062
Affiliated investments	69,412	—	—	—
Capital gain distributions received from unaffiliated investments	—	83,027,294	24,500,104	82,989,948
Futures contracts	(4,894,105)	—	—	—
	38,135,939	94,282,030	29,004,829	114,657,010
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	527,262,125	(6,929,389)	(8,495,346)	(14,165,927)
Affiliated investments	(98,087)	—	—	—
Futures contracts	19,836,693	—	—	—
	547,000,731	(6,929,389)	(8,495,346)	(14,165,927)
Net realized and unrealized gain (loss)	585,136,670	87,352,641	20,509,483	100,491,083
Increase in net assets from operations	$645,703,049	$88,924,382	$20,581,285	$99,432,652
The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Value Trust
Dividends from unaffiliated investments	$2,316,628	—	$5,202,834	$2,030,624
Dividends from affiliated investments	—	$236,692	—	—
Interest	—	—	235,560	4,300,690
Securities lending	—	—	—	1,706
Less foreign taxes withheld	—	—	(26,984)	(29,894)
Total investment income	2,316,628	236,692	5,411,410	6,303,126
Expenses
Investment management fees	—	—	7,203,975	1,948,741
Distribution and service fees	2,793,325	1,150,922	217,165	286,045
Accounting and legal services fees	81,841	31,407	173,709	41,385
Trustees' fees	13,592	5,039	29,975	6,655
Custodian fees	5,975	5,968	117,007	35,651
Printing and postage	20,112	11,124	33,455	12,489
Professional fees	23,616	15,540	42,873	35,882
Other	11,684	6,058	37,001	13,090
Total expenses	2,950,145	1,226,058	7,855,160	2,379,938
Less expense reductions	(179,184)	(64,014)	(371,455)	(112,817)
Net expenses	2,770,961	1,162,044	7,483,705	2,267,121
Net investment income (loss)	(454,333)	(925,352)	(2,072,295)	4,036,005
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	22,302,208	—	117,534,483	20,335,737
Affiliated investments	—	(4,042,098)	—	30
Capital gain distributions received from unaffiliated investments	160,299,317	—	—	—
Written options	—	—	—	845,442
	182,601,525	(4,042,098)	117,534,483	21,181,209
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(110,673,985)	—	38,768,403	2,987,894
Affiliated investments	—	44,981,742	—	4
Written options	—	—	—	(538,330)
	(110,673,985)	44,981,742	38,768,403	2,449,568
Net realized and unrealized gain (loss)	71,927,540	40,939,644	156,302,886	23,630,777
Increase in net assets from operations	$71,473,207	$40,014,292	$154,230,591	$27,666,782
The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust	Financial Industries Trust
Dividends from unaffiliated investments	$4,987,379	$6,008,097	$13,242,890	$1,516,680
Interest	25,704	12,699	1,461	—
Dividends from affiliated investments	—	—	—	56,986
Securities lending	56,497	40,221	16,084	—
Less foreign taxes withheld	(413,186)	(642,587)	(332,200)	(42,098)
Total investment income	4,656,394	5,418,430	12,928,235	1,531,568
Expenses
Investment management fees	863,867	935,853	3,357,956	539,678
Distribution and service fees	28,356	72,612	173,651	42,156
Accounting and legal services fees	20,442	25,164	78,967	11,831
Trustees' fees	3,087	3,795	18,020	2,057
Custodian fees	97,753	53,608	76,693	13,465
Printing and postage	13,064	42,759	24,471	8,512
Professional fees	38,720	48,397	36,974	19,184
Other	20,776	8,760	25,659	8,826
Total expenses	1,086,065	1,190,948	3,792,391	645,709
Less expense reductions	(9,474)	(11,573)	(164,283)	(6,306)
Net expenses	1,076,591	1,179,375	3,628,108	639,403
Net investment income	3,579,803	4,239,055	9,300,127	892,165
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	740,146	8,472,636	207,207,068	9,405,856
Affiliated investments	(636)	(1,065)	(204)	(78)
Swap contracts	468,086	—	—	—
	1,207,596	8,471,571	207,206,864	9,405,778
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	23,221,243	52,484,666	(139,286,215)	(2,493,833)
Affiliated investments	92	4	152	69
Swap contracts	346,211	—	—	—
	23,567,546	52,484,670	(139,286,063)	(2,493,764)
Net realized and unrealized gain (loss)	24,775,142	60,956,241	67,920,801	6,912,014
Increase in net assets from operations	$28,354,945	$65,195,296	$77,220,928	$7,804,179
The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust	Health Sciences Trust
Dividends from unaffiliated investments	$13,039,974	$7,819,889	$3,611,596	$893,615
Dividends from affiliated investments	456,099	344,763	—	—
Interest	—	—	—	3,462
Non-cash dividends	4,331,505	916,166	—	—
Less foreign taxes withheld	(167,681)	(229,820)	(259,968)	(25,592)
Total investment income	17,659,897	8,850,998	3,351,628	871,485
Expenses
Investment management fees	8,152,722	2,685,691	1,153,546	937,012
Distribution and service fees	83,041	290,300	79,018	61,207
Accounting and legal services fees	210,355	68,669	25,458	19,480
Trustees' fees	36,916	11,551	4,034	3,402
Custodian fees	153,537	54,323	44,008	19,891
Printing and postage	34,472	17,427	10,002	73,195
Professional fees	49,202	36,827	33,049	36,004
Other	36,677	15,110	11,657	8,644
Total expenses	8,756,922	3,179,898	1,360,772	1,158,835
Less expense reductions	(106,039)	(48,204)	(12,007)	(53,993)
Net expenses	8,650,883	3,131,694	1,348,765	1,104,842
Net investment income (loss)	9,009,014	5,719,304	2,002,863	(233,357)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	138,544,537	33,698,658	8,954,543	(1,650,159)
Affiliated investments	(3,539)	(1,717)	—	—
	138,540,998	33,696,941	8,954,543	(1,650,159)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(167,346,458)	12,102,295	14,930,728	(4,936,412)
Affiliated investments	425	(558)	—	—
	(167,346,033)	12,101,737	14,930,728	(4,936,412)
Net realized and unrealized gain (loss)	(28,805,035)	45,798,678	23,885,271	(6,586,571)
Increase (decrease) in net assets from operations	$(19,796,021)	$51,517,982	$25,888,134	$(6,819,928)
The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio
Dividends from unaffiliated investments	$19,246,700	$2,300,015	—	—
Interest	42,174	8,063	—	—
Dividends from affiliated investments	32,258	—	—	$21
Securities lending	31,256	26,515	—	—
Less foreign taxes withheld	(2,046,674)	(242,378)	—	—
Total investment income	17,305,714	2,092,215	—	21
Expenses
Investment management fees	2,523,190	390,069	$198,305	31,775
Distribution and service fees	104,486	20,714	899,429	168,715
Accounting and legal services fees	89,816	8,783	83,619	13,413
Trustees' fees	12,333	1,327	13,337	2,242
Custodian fees	212,347	43,432	10,366	10,355
Printing and postage	16,802	8,601	21,633	9,510
Professional fees	55,142	27,478	31,237	20,512
Other	161,453	9,670	13,377	5,101
Total expenses	3,175,569	510,074	1,271,303	261,623
Less expense reductions	(1,372,648)	(4,057)	(23,765)	(33,775)
Net expenses	1,802,921	506,017	1,247,538	227,848
Net investment income (loss)	15,502,793	1,586,198	(1,247,538)	(227,827)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	425,925	2,916,986	—	—
Affiliated investments	7,528	(121)	(6,046,142)	(1,961,774)
Futures contracts	6,285,027	72,764	—	—
	6,718,480	2,989,629	(6,046,142)	(1,961,774)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	149,969,422	15,759,629	—	—
Affiliated investments	67,893	(204)	70,619,843	9,811,487
Futures contracts	1,001,648	45,672	—	—
	151,038,963	15,805,097	70,619,843	9,811,487
Net realized and unrealized gain (loss)	157,757,443	18,794,726	64,573,701	7,849,713
Increase in net assets from operations	$173,260,236	$20,380,924	$63,326,163	$7,621,886
The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust	Mid Cap Index Trust
Dividends from unaffiliated investments	—	—	$1,126,565	$9,232,621
Dividends from affiliated investments	—	$12	—	518,127
Interest	—	—	200,464	51,153
Securities lending	—	—	6,014	5,562
Less foreign taxes withheld	—	—	—	(6,475)
Total investment income	—	12	1,333,043	9,800,988
Expenses
Investment management fees	$1,033,505	54,959	2,605,762	2,740,864
Distribution and service fees	5,193,491	258,464	109,175	269,322
Accounting and legal services fees	439,411	23,351	54,656	101,890
Trustees' fees	69,612	3,774	9,162	17,090
Custodian fees	10,415	10,360	40,904	73,741
Printing and postage	86,395	11,140	14,109	22,173
Professional fees	87,115	22,117	35,162	33,958
Other	55,101	6,214	13,793	22,940
Total expenses	6,975,045	390,379	2,882,723	3,281,978
Less expense reductions	(123,855)	(29,852)	(26,038)	(636,197)
Net expenses	6,851,190	360,527	2,856,685	2,645,781
Net investment income (loss)	(6,851,190)	(360,515)	(1,523,642)	7,155,207
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	—	72,366,150	33,419,824
Affiliated investments	2,699,098	(1,785,985)	583	(1,528)
Futures contracts	—	—	—	(3,508,975)
	2,699,098	(1,785,985)	72,366,733	29,909,321
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	—	(38,719,460)	(41,343,678)
Affiliated investments	386,909,147	18,213,970	—	(2,805)
Futures contracts	—	—	—	2,440,656
	386,909,147	18,213,970	(38,719,460)	(38,905,827)
Net realized and unrealized gain (loss)	389,608,245	16,427,985	33,647,273	(8,996,506)
Increase (decrease) in net assets from operations	$382,757,055	$16,067,470	$32,123,631	$(1,841,299)
The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Core Trust
Dividends from unaffiliated investments	$7,427,500	$5,010,400	$3,253,239	$3,235,289
Interest	200,025	—	321	43,260
Securities lending	68,590	—	830,856	4,849
Less foreign taxes withheld	(86,332)	—	(27,369)	—
Total investment income	7,609,783	5,010,400	4,057,047	3,283,398
Expenses
Investment management fees	2,540,990	996,218	4,790,586	1,667,954
Distribution and service fees	118,284	39,000	263,618	48,048
Accounting and legal services fees	51,131	24,890	87,246	28,194
Trustees' fees	8,727	4,147	16,456	6,017
Custodian fees	40,017	21,365	69,202	28,901
Printing and postage	13,977	10,357	42,776	15,290
Professional fees	26,823	21,517	59,969	46,396
Other	13,681	8,892	19,048	11,842
Total expenses	2,813,630	1,126,386	5,348,901	1,852,642
Less expense reductions	(151,894)	(11,846)	(306,045)	(15,341)
Net expenses	2,661,736	1,114,540	5,042,856	1,837,301
Net investment income (loss)	4,948,047	3,895,860	(985,809)	1,446,097
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,178,088	10,482,135	65,232,646	(28,440,049)
Affiliated investments	(460)	10	191	(802)
Futures contracts	—	—	—	4,329,218
	8,177,628	10,482,145	65,232,837	(24,111,633)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(27,217,542)	(20,342,950)	(23,085,498)	(6,690,059)
Affiliated investments	(157)	—	38	(36)
	(27,217,699)	(20,342,950)	(23,085,460)	(6,690,095)
Net realized and unrealized gain (loss)	(19,040,071)	(9,860,805)	42,147,377	(30,801,728)
Increase (decrease) in net assets from operations	$(14,092,024)	$(5,964,945)	$41,161,568	$(29,355,631)
The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Company Value Trust
Dividends from unaffiliated investments	$3,594,816	$1,435,770	$691,416	$1,088,489
Dividends from affiliated investments	274,320	—	—	—
Interest	33,777	32,510	76,954	254
Securities lending	152,462	4,106	8,865	4,642
Less foreign taxes withheld	(6,678)	(1,602)	—	(2,806)
Total investment income	4,048,697	1,470,784	777,235	1,090,579
Expenses
Investment management fees	1,199,569	757,304	1,374,299	626,102
Distribution and service fees	112,356	50,928	37,868	42,878
Accounting and legal services fees	42,912	13,952	23,736	10,406
Trustees' fees	7,292	2,367	4,204	1,863
Custodian fees	36,040	21,404	21,007	12,251
Printing and postage	13,470	63,643	10,197	8,322
Professional fees	24,496	24,453	26,221	20,492
Other	13,777	7,259	10,226	6,764
Total expenses	1,449,912	941,310	1,507,758	729,078
Less expense reductions	(147,235)	(171,739)	(11,351)	(42,430)
Net expenses	1,302,677	769,571	1,496,407	686,648
Net investment income (loss)	2,746,020	701,213	(719,172)	403,931
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,906,977	12,172,846	4,211,406	2,784,610
Affiliated investments	(846)	(188)	(1,044)	(137)
Futures contracts	(1,991,873)	—	—	—
	14,914,258	12,172,658	4,210,362	2,784,473
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(29,845,056)	(17,432,226)	(7,947,948)	(6,255,699)
Affiliated investments	(1,732)	(12)	98	29
Futures contracts	1,087,513	—	—	—
	(28,759,275)	(17,432,238)	(7,947,850)	(6,255,670)
Net realized and unrealized gain (loss)	(13,845,017)	(5,259,580)	(3,737,488)	(3,471,197)
Decrease in net assets from operations	$(11,098,997)	$(4,558,367)	$(4,456,660)	$(3,067,266)
The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Strategic Equity Allocation Trust	Total Stock Market Index Trust	U.S. Growth Trust
Dividends from unaffiliated investments	$78,752,008	$6,442,849	$2,232,659
Dividends from affiliated investments	4,187,998	549,932	—
Interest	512,338	43,323	4,425
Securities lending	284,985	74,914	—
Less foreign taxes withheld	(4,945,607)	(532)	(22,358)
Total investment income	78,791,722	7,110,486	2,214,726
Expenses
Investment management fees	21,407,886	2,346,294	2,222,972
Distribution and service fees	—	191,974	131,171
Accounting and legal services fees	598,332	88,051	57,601
Trustees' fees	95,874	15,136	9,996
Custodian fees	538,385	61,667	42,224
Printing and postage	75,246	18,512	74,751
Professional fees	139,002	29,926	26,579
Other	106,462	19,106	13,378
Total expenses	22,961,187	2,770,666	2,578,672
Less expense reductions	(4,808,322)	(394,567)	(27,190)
Net expenses	18,152,865	2,376,099	2,551,482
Net investment income (loss)	60,638,857	4,734,387	(336,756)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	340,382,522	32,195,758	102,365,860
Affiliated investments	(15,376)	(3,775)	—
Futures contracts	(2,152,366)	(627,022)	—
	338,214,780	31,564,961	102,365,860
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	213,520,397	22,117,262	(46,294,327)
Affiliated investments	(22,476)	(4,026)	—
Futures contracts	14,214,402	1,650,942	—
	227,712,323	23,764,178	(46,294,327)
Net realized and unrealized gain (loss)	565,927,103	55,329,139	56,071,533
Increase in net assets from operations	$626,565,960	$60,063,526	$55,734,777
The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$60,566,379	$119,416,090	$1,571,741	$20,079,229	$71,802	$2,239,546
Net realized gain	38,135,939	205,855,152	94,282,030	91,876,650	29,004,829	16,580,238
Change in net unrealized appreciation (depreciation)	547,000,731	1,792,729,369	(6,929,389)	63,717,931	(8,495,346)	6,298,741
Increase in net assets resulting from operations	645,703,049	2,118,000,611	88,924,382	175,673,810	20,581,285	25,118,525
Distributions to shareholders
From earnings
Series I	—	(156,436,116)	—	(28,415,938)	—	(6,635,654)
Series II	—	(1,833,633)	—	(52,721,639)	—	(12,895,863)
Series III	—	—	—	(8,159,908)	—	(3,080,831)
Series NAV	—	(71,609,133)	—	—	—	—
Total distributions	—	(229,878,882)	—	(89,297,485)	—	(22,612,348)
From portfolio share transactions
Portfolio share transactions	(53,482,420)	188,291,624	(68,776,704)	(51,506,270)	(15,745,801)	(2,515,641)
Total increase (decrease)	592,220,629	2,076,413,353	20,147,678	34,870,055	4,835,484	(9,464)
Net assets
Beginning of period	10,708,610,614	8,632,197,261	1,189,184,726	1,154,314,671	195,647,983	195,657,447
End of period	$11,300,831,243	$10,708,610,614	$1,209,332,404	$1,189,184,726	$200,483,467	$195,647,983
	American Growth Trust		American Growth-Income Trust		American International Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,058,431)	$(560,338)	$(454,333)	$6,786,199	$(925,352)	$2,622,110
Net realized gain (loss)	114,657,010	85,647,786	182,601,525	98,283,683	(4,042,098)	(4,660,673)
Change in net unrealized appreciation (depreciation)	(14,165,927)	177,449,949	(110,673,985)	96,651,636	44,981,742	12,839,899
Increase in net assets resulting from operations	99,432,652	262,537,397	71,473,207	201,721,518	40,014,292	10,801,336
Distributions to shareholders
From earnings
Series I	—	(27,039,941)	—	(26,662,119)	—	(1,114,114)
Series II	—	(48,542,734)	—	(30,911,701)	—	(1,544,898)
Series III	—	(7,666,292)	—	(13,917,294)	—	(318,581)
Total distributions	—	(83,248,967)	—	(71,491,114)	—	(2,977,593)
From portfolio share transactions
Portfolio share transactions	(57,026,515)	(59,380,915)	(57,034,349)	(68,379,768)	(19,182,683)	(21,283,824)
Total increase (decrease)	42,406,137	119,907,515	14,438,858	61,850,636	20,831,609	(13,460,081)
Net assets
Beginning of period	1,021,728,308	901,820,793	962,509,784	900,659,148	349,009,594	362,469,675
End of period	$1,064,134,445	$1,021,728,308	$976,948,642	$962,509,784	$369,841,203	$349,009,594
The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Value Trust		Disciplined Value Emerging Markets Equity Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,072,295)	$(4,041,090)	$4,036,005	$9,312,092	$3,579,803	$4,007,677
Net realized gain (loss)	117,534,483	308,843,712	21,181,209	51,044,110	1,207,596	(12,109,269)
Change in net unrealized appreciation (depreciation)	38,768,403	294,254,006	2,449,568	(5,754,627)	23,567,546	2,992,835
Increase (decrease) in net assets resulting from operations	154,230,591	599,056,628	27,666,782	54,601,575	28,354,945	(5,108,757)
Distributions to shareholders
From earnings
Series I	—	(28,549,482)	—	(131,612)	—	(238,617)
Series II	—	(10,037,709)	—	(3,736,654)	—	(862,538)
Series NAV	—	(129,489,442)	—	(4,011,981)	—	(8,282,745)
Total distributions	—	(168,076,633)	—	(7,880,247)	—	(9,383,900)
From portfolio share transactions
Portfolio share transactions	(120,769,366)	(140,104,089)	(20,238,275)	(37,417,947)	(6,626,501)	11,815,718
Total increase (decrease)	33,461,225	290,875,906	7,428,507	9,303,381	21,728,444	(2,676,939)
Net assets
Beginning of period	2,077,176,426	1,786,300,520	476,346,744	467,043,363	218,452,810	221,129,749
End of period	$2,110,637,651	$2,077,176,426	$483,775,251	$476,346,744	$240,181,254	$218,452,810
	Disciplined Value International Trust		Equity Income Trust		Financial Industries Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$4,239,055	$5,508,204	$9,300,127	$25,513,034	$892,165	$1,561,631
Net realized gain	8,471,571	24,584,038	207,206,864	140,541,990	9,405,778	13,063,815
Change in net unrealized appreciation (depreciation)	52,484,670	(30,107,490)	(139,286,063)	(10,085,695)	(2,493,764)	17,876,501
Increase (decrease) in net assets resulting from operations	65,195,296	(15,248)	77,220,928	155,969,329	7,804,179	32,501,947
Distributions to shareholders
From earnings
Series I	—	(6,824,735)	—	(13,247,765)	—	(840,158)
Series II	—	(3,921,669)	—	(6,167,507)	—	(129,808)
Series NAV	—	(15,676,041)	—	(66,656,647)	—	(307,177)
Total distributions	—	(26,422,445)	—	(86,071,919)	—	(1,277,143)
From portfolio share transactions
Portfolio share transactions	(27,620,948)	8,908,878	(619,661,896)	(90,685,602)	(10,547,358)	(6,879,645)
Total increase (decrease)	37,574,348	(17,528,815)	(542,440,968)	(20,788,192)	(2,743,179)	24,345,159
Net assets
Beginning of period	264,897,043	282,425,858	1,367,074,964	1,387,863,156	141,841,161	117,496,002
End of period	$302,471,391	$264,897,043	$824,633,996	$1,367,074,964	$139,097,982	$141,841,161
The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust		Global Equity Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$9,009,014	$11,047,416	$5,719,304	$8,499,621	$2,002,863	$3,666,783
Net realized gain	138,540,998	273,484,886	33,696,941	103,051,195	8,954,543	32,936,685
Change in net unrealized appreciation (depreciation)	(167,346,033)	255,011,132	12,101,737	15,654,010	14,930,728	(6,001,982)
Increase (decrease) in net assets resulting from operations	(19,796,021)	539,543,434	51,517,982	127,204,826	25,888,134	30,601,486
Distributions to shareholders
From earnings
Series I	—	(10,032,913)	—	(47,936,072)	—	(13,714,332)
Series II	—	(4,539,165)	—	(15,117,520)	—	(1,271,106)
Series NAV	—	(215,562,330)	—	(21,177,077)	—	(3,325,027)
Total distributions	—	(230,134,408)	—	(84,230,669)	—	(18,310,465)
From portfolio share transactions
Portfolio share transactions	(129,820,955)	39,118,358	(57,142,274)	5,311,383	(22,564,612)	(14,319,649)
Total increase (decrease)	(149,616,976)	348,527,384	(5,624,292)	48,285,540	3,323,522	(2,028,628)
Net assets
Beginning of period	2,649,678,736	2,301,151,352	821,651,657	773,366,117	294,147,993	296,176,621
End of period	$2,500,061,760	$2,649,678,736	$816,027,365	$821,651,657	$297,471,515	$294,147,993
	Health Sciences Trust		International Equity Index Trust		International Small Company Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(233,357)	$(865,560)	$15,502,793	$22,771,602	$1,586,198	$1,970,659
Net realized gain (loss)	(1,650,159)	31,306,230	6,718,480	(4,627,396)	2,989,629	4,468,289
Change in net unrealized appreciation (depreciation)	(4,936,412)	(24,030,832)	151,038,963	25,353,994	15,805,097	(3,066,787)
Increase (decrease) in net assets resulting from operations	(6,819,928)	6,409,838	173,260,236	43,498,200	20,380,924	3,372,161
Distributions to shareholders
From earnings
Series I	—	(3,481,776)	—	(5,104,125)	—	(634,624)
Series II	—	(3,641,274)	—	(254,350)	—	(403,121)
Series NAV	—	(10,226,623)	—	(9,804,159)	—	(2,324,209)
Total distributions	—	(17,349,673)	—	(15,162,634)	—	(3,361,954)
From portfolio share transactions
Portfolio share transactions	(18,398,830)	(16,429,711)	1,456,395	(14,890,340)	(10,431,004)	(11,465,375)
Total increase (decrease)	(25,218,758)	(27,369,546)	174,716,631	13,445,226	9,949,920	(11,455,168)
Net assets
Beginning of period	235,823,436	263,192,982	899,300,635	885,855,409	95,430,100	106,885,268
End of period	$210,604,678	$235,823,436	$1,074,017,266	$899,300,635	$105,380,020	$95,430,100
The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio		Lifestyle Growth Portfolio
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,247,538)	$21,612,306	$(227,827)	$4,606,592	$(6,851,190)	$93,170,246
Net realized gain (loss)	(6,046,142)	49,951,267	(1,961,774)	(1,261,862)	2,699,098	390,610,930
Change in net unrealized appreciation (depreciation)	70,619,843	6,407,566	9,811,487	3,246,220	386,909,147	69,875,928
Increase in net assets resulting from operations	63,326,163	77,971,139	7,621,886	6,590,950	382,757,055	553,657,104
Distributions to shareholders
From earnings
Series I	—	(1,811,123)	—	(424,087)	—	(11,663,304)
Series II	—	(35,495,359)	—	(4,244,584)	—	(241,799,171)
Series NAV	—	(9,317,113)	—	(250,333)	—	(37,898,081)
Total distributions	—	(46,623,595)	—	(4,919,004)	—	(291,360,556)
From portfolio share transactions
Portfolio share transactions	(60,377,596)	(20,566,406)	(10,640,760)	(11,364,221)	(311,339,397)	(352,367,273)
Total increase (decrease)	2,948,567	10,781,138	(3,018,874)	(9,692,275)	71,417,658	(90,070,725)
Net assets
Beginning of period	976,528,669	965,747,531	156,076,980	165,769,255	5,062,283,083	5,152,353,808
End of period	$979,477,236	$976,528,669	$153,058,106	$156,076,980	$5,133,700,741	$5,062,283,083
	Lifestyle Moderate Portfolio		Mid Cap Growth Trust		Mid Cap Index Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(360,515)	$6,800,926	$(1,523,642)	$(3,765,292)	$7,155,207	$13,710,341
Net realized gain (loss)	(1,785,985)	5,815,231	72,366,733	72,398,170	29,909,321	86,590,458
Change in net unrealized appreciation (depreciation)	18,213,970	6,484,749	(38,719,460)	72,669,899	(38,905,827)	55,853,640
Increase (decrease) in net assets resulting from operations	16,067,470	19,100,906	32,123,631	141,302,777	(1,841,299)	156,154,439
Distributions to shareholders
From earnings
Series I	—	(567,581)	—	—	—	(39,581,057)
Series II	—	(9,454,027)	—	—	—	(2,396,749)
Series NAV	—	(2,216,112)	—	—	—	(13,592,425)
Total distributions	—	(12,237,720)	—	—	—	(55,570,231)
From portfolio share transactions
Portfolio share transactions	(13,904,496)	(28,042,147)	(36,865,525)	(91,720,124)	(64,978,616)	(67,929,595)
Total increase (decrease)	2,162,974	(21,178,961)	(4,741,894)	49,582,653	(66,819,915)	32,654,613
Net assets
Beginning of period	267,366,050	288,545,011	654,734,170	605,151,517	1,244,045,129	1,211,390,516
End of period	$269,529,024	$267,366,050	$649,992,276	$654,734,170	$1,177,225,214	$1,244,045,129
The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Value Trust		Real Estate Securities Trust		Science & Technology Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$4,948,047	$6,949,766	$3,895,860	$5,672,732	$(985,809)	$(4,906,564)
Net realized gain	8,177,628	105,117,562	10,482,145	18,735,358	65,232,837	232,748,206
Change in net unrealized appreciation (depreciation)	(27,217,699)	(15,857,840)	(20,342,950)	5,822,183	(23,085,460)	106,996,091
Increase (decrease) in net assets resulting from operations	(14,092,024)	96,209,488	(5,964,945)	30,230,273	41,161,568	334,837,733
Distributions to shareholders
From earnings
Series I	—	(13,276,901)	—	(1,044,208)	—	—
Series II	—	(2,802,300)	—	(454,334)	—	—
Series NAV	—	(18,577,319)	—	(4,836,202)	—	—
Total distributions	—	(34,656,520)	—	(6,334,744)	—	—
From portfolio share transactions
Portfolio share transactions	(35,378,147)	(53,380,487)	(14,714,021)	(17,056,115)	(92,922,109)	(132,215,572)
Total increase (decrease)	(49,470,171)	8,172,481	(20,678,966)	6,839,414	(51,760,541)	202,622,161
Net assets
Beginning of period	627,769,119	619,596,638	299,944,918	293,105,504	1,141,542,557	938,920,396
End of period	$578,298,948	$627,769,119	$279,265,952	$299,944,918	$1,089,782,016	$1,141,542,557
	Small Cap Core Trust		Small Cap Index Trust		Small Cap Opportunities Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,446,097	$3,465,708	$2,746,020	$4,926,511	$701,213	$1,684,191
Net realized gain (loss)	(24,111,633)	31,510,616	14,914,258	33,943,565	12,172,658	14,022,654
Change in net unrealized appreciation (depreciation)	(6,690,095)	(7,500,058)	(28,759,275)	14,648,859	(17,432,238)	(2,130,749)
Increase (decrease) in net assets resulting from operations	(29,355,631)	27,476,266	(11,098,997)	53,518,935	(4,558,367)	13,576,096
Distributions to shareholders
From earnings
Series I	—	(7,781,731)	—	(9,978,020)	—	(5,270,646)
Series II	—	(1,101,472)	—	(665,587)	—	(1,758,771)
Series NAV	—	(19,274,555)	—	(3,893,643)	—	(3,560,035)
Total distributions	—	(28,157,758)	—	(14,537,250)	—	(10,589,452)
From portfolio share transactions
Portfolio share transactions	(123,371,649)	(19,396,140)	(25,198,065)	(37,567,338)	(1,592,385)	(6,000,413)
Total increase (decrease)	(152,727,280)	(20,077,632)	(36,297,062)	1,414,347	(6,150,752)	(3,013,769)
Net assets
Beginning of period	441,674,509	461,752,141	541,317,580	539,903,233	169,874,759	172,888,528
End of period	$288,947,229	$441,674,509	$505,020,518	$541,317,580	$163,724,007	$169,874,759
The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Company Value Trust		Strategic Equity Allocation Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(719,172)	$(1,351,815)	$403,931	$626,088	$60,638,857	$105,365,560
Net realized gain	4,210,362	19,752,314	2,784,473	11,899,370	338,214,780	797,387,083
Change in net unrealized appreciation (depreciation)	(7,947,850)	11,480,324	(6,255,670)	(44,217)	227,712,323	155,535,990
Increase (decrease) in net assets resulting from operations	(4,456,660)	29,880,823	(3,067,266)	12,481,241	626,565,960	1,058,288,633
Distributions to shareholders
From earnings
Series I	—	—	—	(1,776,252)	—	—
Series II	—	—	—	(1,324,580)	—	—
Series NAV	—	—	—	(2,602,283)	—	(741,764,159)
Total distributions	—	—	—	(5,703,115)	—	(741,764,159)
From portfolio share transactions
Portfolio share transactions	(12,698,528)	(17,706,836)	(3,883,113)	(8,694,591)	(617,746,949)	(553,385,668)
Total increase (decrease)	(17,155,188)	12,173,987	(6,950,379)	(1,916,465)	8,819,011	(236,861,194)
Net assets
Beginning of period	291,314,963	279,140,976	127,797,233	129,713,698	6,982,587,192	7,219,448,386
End of period	$274,159,775	$291,314,963	$120,846,854	$127,797,233	$6,991,406,203	$6,982,587,192
	Total Stock Market Index Trust		U.S. Growth Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$4,734,387	$9,502,019	$(336,756)	$(1,979,175)
Net realized gain	31,564,961	23,694,268	102,365,860	75,193,352
Change in net unrealized appreciation (depreciation)	23,764,178	162,535,453	(46,294,327)	97,091,407
Increase in net assets resulting from operations	60,063,526	195,731,740	55,734,777	170,305,584
Distributions to shareholders
From earnings
Series I	—	(24,232,404)	—	(11,800,479)
Series II	—	(2,042,884)	—	(4,357,515)
Series NAV	—	(17,350,467)	—	(18,793,533)
Total distributions	—	(43,625,755)	—	(34,951,527)
From portfolio share transactions
Portfolio share transactions	(16,328,691)	71,571,803	(33,508,958)	(31,353,539)
Total increase	43,734,835	223,677,788	22,225,819	104,000,518
Net assets
Beginning of period	1,028,304,695	804,626,907	685,787,464	581,786,946
End of period	$1,072,039,530	$1,028,304,695	$708,013,283	$685,787,464
The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2025[3]	60.79	0.34	3.33	3.67	—	—	—	—	64.46	6.04[4]	0.56[5]	0.30[5]	1.14[5]	7,761	1
12-31-2024	49.87	0.68	11.57	12.25	(0.62)	(0.71)	—	(1.33)	60.79	24.60	0.57	0.30	1.20	7,339	3
12-31-2023	40.70	0.67	9.72	10.39	(0.58)	(0.64)	—	(1.22)	49.87	25.90	0.55	0.30	1.48	5,787	2
12-31-2022	52.44	0.59	(10.22)	(9.63)	(0.56)	(1.55)	—	(2.11)	40.70	(18.37)	0.55	0.30	1.31	4,441	2
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
Series II
06-30-2025[3]	60.78	0.28	3.32	3.60	—	—	—	—	64.38	5.92[4]	0.76[5]	0.50[5]	0.94[5]	92	1
12-31-2024	49.88	0.57	11.56	12.13	(0.52)	(0.71)	—	(1.23)	60.78	24.36	0.77	0.50	1.00	92	3
12-31-2023	40.72	0.58	9.72	10.30	(0.50)	(0.64)	—	(1.14)	49.88	25.64	0.75	0.50	1.28	82	2
12-31-2022	52.45	0.50	(10.21)	(9.71)	(0.47)	(1.55)	—	(2.02)	40.72	(18.51)	0.75	0.50	1.11	70	2
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
Series NAV
06-30-2025[3]	60.80	0.36	3.32	3.68	—	—	—	—	64.48	6.05[4]	0.51[5]	0.25[5]	1.19[5]	3,448	1
12-31-2024	49.87	0.71	11.57	12.28	(0.64)	(0.71)	—	(1.35)	60.80	24.67	0.52	0.25	1.25	3,277	3
12-31-2023	40.70	0.70	9.71	10.41	(0.60)	(0.64)	—	(1.24)	49.87	25.95	0.50	0.25	1.53	2,764	2
12-31-2022	52.43	0.61	(10.20)	(9.59)	(0.59)	(1.55)	—	(2.14)	40.70	(18.31)	0.50	0.25	1.36	2,201	2
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
American Asset Allocation Trust
Series I
06-30-2025[3]	9.86	0.01[4]	0.76	0.77	—	—	—	—	10.63	7.81[5]	0.63[6,7]	0.62[6,7]	0.30[4,6]	401	6
12-31-2024	9.17	0.18[4]	1.29	1.47	(0.17)	(0.61)	—	(0.78)	9.86	16.02	0.63[7]	0.62[7]	1.78[4]	382	7
12-31-2023	9.59	0.18[4]	1.00	1.18	(0.17)	(1.43)	—	(1.60)	9.17	13.90	0.63[7]	0.63[7]	1.83[4]	343	6
12-31-2022	13.11	0.17[4]	(2.02)	(1.85)	(0.16)	(1.51)	—	(1.67)	9.59	(13.76)	0.63[7]	0.62[7]	1.54[4]	320	9
12-31-2021	12.26	0.15[4]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[7]	0.62[7]	1.16[4]	374	5
12-31-2020	12.58	0.16[4]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[7]	0.62[7]	1.30[4]	334	3
Series II
06-30-2025[3]	9.86	0.01[4]	0.76	0.77	—	—	—	—	10.63	7.81[5]	0.78[6,7]	0.71[6,7]	0.20[4,6]	703	6
12-31-2024	9.17	0.16[4]	1.30	1.46	(0.16)	(0.61)	—	(0.77)	9.86	15.92	0.78[7]	0.71[7]	1.59[4]	704	7
12-31-2023	9.60	0.16[4]	1.00	1.16	(0.16)	(1.43)	—	(1.59)	9.17	13.68	0.78[7]	0.72[7]	1.67[4]	707	6
12-31-2022	13.11	0.16[4]	(2.01)	(1.85)	(0.15)	(1.51)	—	(1.66)	9.60	(13.77)	0.78[7]	0.71[7]	1.37[4]	710	9
12-31-2021	12.26	0.13[4]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[7]	0.71[7]	0.98[4]	921	5
12-31-2020	12.58	0.14[4]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[7]	0.71[7]	1.15[4]	953	3
Series III
06-30-2025[3]	9.88	0.03[4]	0.76	0.79	—	—	—	—	10.67	8.00[5]	0.28[6,7]	0.27[6,7]	0.65[4,6]	105	6
12-31-2024	9.18	0.20[4]	1.31	1.51	(0.20)	(0.61)	—	(0.81)	9.88	16.50	0.28[7]	0.27[7]	2.04[4]	104	7
12-31-2023	9.60	0.21[4]	1.00	1.21	(0.20)	(1.43)	—	(1.63)	9.18	14.23	0.28[7]	0.28[7]	2.14[4]	104	6
12-31-2022	13.12	0.21[4]	(2.02)	(1.81)	(0.20)	(1.51)	—	(1.71)	9.60	(13.44)	0.28[7]	0.27[7]	1.82[4]	101	9
12-31-2021	12.27	0.19[4]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[7]	0.27[7]	1.45[4]	128	5
12-31-2020	12.58	0.20[4]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[7]	0.27[7]	1.61[4]	125	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2025[3]	14.38	—[4,5]	1.58	1.58	—	—	—	—	15.96	10.99[6]	0.66[7,8]	0.65[7,8]	0.05[5,7]	60	10
12-31-2024	14.27	0.18[5]	1.74	1.92	(0.16)	(1.65)	—	(1.81)	14.38	13.20	0.66[8]	0.65[8]	1.16[5]	58	6
12-31-2023	13.73	0.08[5]	2.66	2.74	(0.07)	(2.13)	—	(2.20)	14.27	22.12	0.66[8]	0.65[8]	0.52[5]	52	12
12-31-2022	21.63	0.05[5]	(5.61)	(5.56)	(0.04)	(2.30)	—	(2.34)	13.73	(25.05)	0.66[8]	0.65[8]	0.33[5]	41	13
12-31-2021	19.75	(0.01)[5]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[8]	0.63[8]	(0.04)[5]	48	8
12-31-2020	16.49	—[4,5]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[8]	0.64[8]	(0.02)[5]	39	6
Series II
06-30-2025[3]	14.27	—[4,5]	1.56	1.56	—	—	—	—	15.83	10.93[6]	0.81[7,8]	0.72[7,8]	—[5,7,9]	114	10
12-31-2024	14.17	0.15[5]	1.74	1.89	(0.14)	(1.65)	—	(1.79)	14.27	13.15	0.81[8]	0.72[8]	1.00[5]	111	6
12-31-2023	13.65	0.06[5]	2.65	2.71	(0.06)	(2.13)	—	(2.19)	14.17	22.02	0.81[8]	0.72[8]	0.38[5]	117	12
12-31-2022	21.51	0.03[5]	(5.57)	(5.54)	(0.02)	(2.30)	—	(2.32)	13.65	(25.08)	0.81[8]	0.72[8]	0.18[5]	112	13
12-31-2021	19.66	(0.03)[5]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[8]	0.70[8]	(0.14)[5]	169	8
12-31-2020	16.44	(0.02)[5]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[8]	0.71[8]	(0.13)[5]	172	6
Series III
06-30-2025[3]	14.47	0.03[5]	1.58	1.61	—	—	—	—	16.08	11.20[6]	0.31[7,8]	0.30[7,8]	0.42[5,7]	27	10
12-31-2024	14.35	0.23[5]	1.75	1.98	(0.21)	(1.65)	—	(1.86)	14.47	13.58	0.31[8]	0.30[8]	1.44[5]	27	6
12-31-2023	13.79	0.12[5]	2.69	2.81	(0.12)	(2.13)	—	(2.25)	14.35	22.55	0.31[8]	0.30[8]	0.82[5]	27	12
12-31-2022	21.71	0.11[5]	(5.64)	(5.53)	(0.09)	(2.30)	—	(2.39)	13.79	(24.77)	0.31[8]	0.30[8]	0.64[5]	25	13
12-31-2021	19.75	0.06[5]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[8]	0.28[8]	0.29[5]	33	8
12-31-2020	16.43	0.05[5]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[8]	0.29[8]	0.30[5]	32	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Less than $0.005 per share. 5 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6 Not annualized. 7 Annualized. 8 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 9 Less than 0.005%.
American Growth Trust
Series I
06-30-2025[3]	18.54	(0.02)[4]	1.86	1.84	—	—	—	—	20.38	9.92[5]	0.63[6,7]	0.62[6,7]	(0.20)[4,6]	388	8
12-31-2024	15.41	(0.01)[4]	4.72	4.71	—	(1.58)[8]	—	(1.58)	18.54	31.09	0.63[7]	0.62[7]	(0.03)[4]	354	5
12-31-2023	13.39	—[4,9]	4.67	4.67	(0.01)	(2.64)	—	(2.65)	15.41	37.99	0.64[7]	0.63[7]	(0.01)[4]	271	8
12-31-2022	26.51	—[4,9]	(7.86)	(7.86)	—	(5.26)[8]	—	(5.26)	13.39	(30.20)	0.63[7]	0.62[7]	(0.02)[4]	188	11
12-31-2021	23.31	(0.04)[4]	5.05	5.01	—	(1.81)[8]	—	(1.81)	26.51	21.55	0.63[7]	0.62[7]	(0.14)[4]	265	14
12-31-2020	17.56	(0.01)[4]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[7]	0.62[7]	(0.06)[4]	215	4
Series II
06-30-2025[3]	18.15	(0.02)[4]	1.82	1.80	—	—	—	—	19.95	9.92[5]	0.78[6,7]	0.68[6,7]	(0.27)[4,6]	585	8
12-31-2024	15.12	(0.02)[4]	4.63	4.61	—	(1.58)[8]	—	(1.58)	18.15	31.03	0.78[7]	0.68[7]	(0.13)[4]	577	5
12-31-2023	13.19	(0.02)[4]	4.60	4.58	(0.01)	(2.64)	—	(2.65)	15.12	37.88	0.79[7]	0.69[7]	(0.10)[4]	545	8
12-31-2022	26.22	(0.02)[4]	(7.76)	(7.78)	(0.01)	(5.24)[8]	—	(5.25)	13.19	(30.25)	0.78[7]	0.68[7]	(0.11)[4]	481	11
12-31-2021	23.07	(0.06)[4]	5.00	4.94	—	(1.79)[8]	—	(1.79)	26.22	21.49	0.78[7]	0.68[7]	(0.23)[4]	739	14
12-31-2020	17.41	(0.03)[4]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[7]	0.68[7]	(0.13)[4]	729	4
Series III
06-30-2025[3]	18.50	0.01[4]	1.85	1.86	—	—	—	—	20.36	10.05[5]	0.28[6,7]	0.27[6,7]	0.14[4,6]	91	8
12-31-2024	15.33	0.05[4]	4.71	4.76	—	(1.59)[8]	—	(1.59)	18.50	31.60	0.28[7]	0.27[7]	0.29[4]	91	5
12-31-2023	13.29	0.05[4]	4.64	4.69	(0.01)	(2.64)	—	(2.65)	15.33	38.45	0.29[7]	0.28[7]	0.31[4]	86	8
12-31-2022	26.38	0.06[4]	(7.82)	(7.76)	—	(5.33)[8]	—	(5.33)	13.29	(29.95)	0.28[7]	0.27[7]	0.31[4]	76	11
12-31-2021	23.19	0.05[4]	5.04	5.09	—	(1.90)[8]	—	(1.90)	26.38	22.00	0.28[7]	0.27[7]	0.19[4]	106	14
12-31-2020	17.43	0.05[4]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[7]	0.27[7]	0.28[4]	103	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds. 9 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2025[3]	18.05	(0.01)[4]	1.42	1.41	—	—	—	—	19.46	7.81[5]	0.63[6,7]	0.63[6,7]	(0.13)[4,6]	380	7
12-31-2024	15.73	0.13[4]	3.58	3.71	(0.12)	(1.27)	—	(1.39)	18.05	23.71	0.63[7]	0.63[7]	0.72[4]	368	6
12-31-2023	14.21	0.15[4]	3.27	3.42	(0.16)	(1.74)	—	(1.90)	15.73	25.68	0.64[7]	0.63[7]	0.97[4]	315	8
12-31-2022	18.55	0.14[4]	(3.28)	(3.14)	(0.13)	(1.07)	—	(1.20)	14.21	(16.78)	0.63[7]	0.62[7]	0.89[4]	268	12
12-31-2021	15.87	0.13[4]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[7]	0.62[7]	0.74[4]	344	3
12-31-2020	16.38	0.15[4]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[7]	0.62[7]	0.97[4]	298	8
Series II
06-30-2025[3]	17.92	(0.02)[4]	1.41	1.39	—	—	—	—	19.31	7.76[5]	0.78[6,7]	0.71[6,7]	(0.21)[4,6]	421	7
12-31-2024	15.62	0.10[4]	3.57	3.67	(0.10)	(1.27)	—	(1.37)	17.92	23.66	0.78[7]	0.71[7]	0.58[4]	417	6
12-31-2023	14.13	0.13[4]	3.24	3.37	(0.14)	(1.74)	—	(1.88)	15.62	25.52	0.79[7]	0.71[7]	0.85[4]	410	8
12-31-2022	18.45	0.12[4]	(3.25)	(3.13)	(0.12)	(1.07)	—	(1.19)	14.13	(16.84)	0.78[7]	0.70[7]	0.78[4]	380	12
12-31-2021	15.79	0.11[4]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[7]	0.70[7]	0.61[4]	531	3
12-31-2020	16.31	0.14[4]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[7]	0.70[7]	0.88[4]	528	8
Series III
06-30-2025[3]	18.02	0.02[4]	1.41	1.43	—	—	—	—	19.45	8.00[5]	0.28[6,7]	0.28[6,7]	0.22[4,6]	176	7
12-31-2024	15.69	0.18[4]	3.60	3.78	(0.18)	(1.27)	—	(1.45)	18.02	24.17	0.28[7]	0.28[7]	1.01[4]	177	6
12-31-2023	14.17	0.20[4]	3.27	3.47	(0.21)	(1.74)	—	(1.95)	15.69	26.14	0.29[7]	0.28[7]	1.29[4]	175	8
12-31-2022	18.52	0.20[4]	(3.29)	(3.09)	(0.19)	(1.07)	—	(1.26)	14.17	(16.56)	0.28[7]	0.27[7]	1.24[4]	163	12
12-31-2021	15.83	0.19[4]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[7]	0.27[7]	1.05[4]	216	3
12-31-2020	16.34	0.21[4]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[7]	0.27[7]	1.32[4]	208	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
06-30-2025[3]	14.77	(0.04)[4]	1.78	1.74	—	—	—	—	16.51	11.78[5]	0.64[6,7]	0.63[6,7]	(0.50)[4,6]	139	1
12-31-2024	14.50	0.12[4]	0.29	0.41	(0.12)	(0.02)	—	(0.14)	14.77	2.79	0.64[7]	0.63[7]	0.80[4]	122	6
12-31-2023	15.03	0.15[4]	1.87	2.02	(0.15)	(2.40)	—	(2.55)	14.50	15.39	0.65[7]	0.64[7]	0.93[4]	122	7
12-31-2022	20.56	0.22[4]	(4.63)	(4.41)	(0.22)	(0.90)	—	(1.12)	15.03	(21.11)	0.64[7]	0.63[7]	1.32[4]	106	15
12-31-2021	21.41	0.41[4]	(0.80)	(0.39)	(0.42)	(0.04)	—	(0.46)	20.56	(1.81)	0.63[7]	0.63[7]	1.89[4]	145	9
12-31-2020	19.83	0.06[4]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[7]	0.63[7]	0.32[4]	170	10
Series II
06-30-2025[3]	14.76	(0.05)[4]	1.79	1.74	—	—	—	—	16.50	11.79[5]	0.79[6,7]	0.73[6,7]	(0.60)[4,6]	204	1
12-31-2024	14.50	0.10[4]	0.28	0.38	(0.10)	(0.02)	—	(0.12)	14.76	2.61	0.79[7]	0.75[7]	0.62[4]	201	6
12-31-2023	15.03	0.12[4]	1.87	1.99	(0.12)	(2.40)	—	(2.52)	14.50	15.23	0.80[7]	0.77[7]	0.75[4]	213	7
12-31-2022	20.54	0.20[4]	(4.61)	(4.41)	(0.20)	(0.90)	—	(1.10)	15.03	(21.16)	0.79[7]	0.76[7]	1.20[4]	206	15
12-31-2021	21.39	0.39[4]	(0.81)	(0.42)	(0.39)	(0.04)	—	(0.43)	20.54	(1.96)	0.78[7]	0.76[7]	1.80[4]	293	9
12-31-2020	19.82	0.03[4]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[7]	0.76[7]	0.16[4]	317	10
Series III
06-30-2025[3]	14.69	(0.01)[4]	1.78	1.77	—	—	—	—	16.46	12.05[5]	0.29[6,7]	0.28[6,7]	(0.15)[4,6]	27	1
12-31-2024	14.43	0.17[4]	0.28	0.45	(0.17)	(0.02)	—	(0.19)	14.69	3.10	0.29[7]	0.28[7]	1.08[4]	26	6
12-31-2023	14.97	0.20[4]	1.86	2.06	(0.20)	(2.40)	—	(2.60)	14.43	15.76	0.30[7]	0.29[7]	1.24[4]	28	7
12-31-2022	20.48	0.29[4]	(4.62)	(4.33)	(0.28)	(0.90)	—	(1.18)	14.97	(20.80)	0.29[7]	0.28[7]	1.72[4]	27	15
12-31-2021	21.34	0.50[4]	(0.82)	(0.32)	(0.50)	(0.04)	—	(0.54)	20.48	(1.50)	0.28[7]	0.28[7]	2.31[4]	36	9
12-31-2020	19.75	0.12[4]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[7]	0.28[7]	0.64[4]	38	10
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2025[3]	33.67	(0.04)	2.69	2.65	—	—	—	—	36.32	7.87[4]	0.82[5]	0.79[5]	(0.24)[5]	360	10
12-31-2024	27.01	(0.07)	9.59	9.52	—	(2.86)	—	(2.86)	33.67	35.65	0.82	0.78	(0.23)	358	17
12-31-2023	18.06	(0.04)	8.99	8.95	—	—	—	—	27.01	49.56	0.83	0.79	(0.19)	304	11
12-31-2022	40.95	(0.08)	(14.95)	(15.03)	—	(7.86)	—	(7.86)	18.06	(38.09)	0.83	0.79	(0.28)	227	17
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
Series II
06-30-2025[3]	30.79	(0.07)	2.46	2.39	—	—	—	—	33.18	7.76[4]	1.02[5]	0.99[5]	(0.44)[5]	113	10
12-31-2024	24.94	(0.13)	8.84	8.71	—	(2.86)	—	(2.86)	30.79	35.36	1.02	0.98	(0.43)	114	17
12-31-2023	16.71	(0.08)	8.31	8.23	—	—	—	—	24.94	49.25	1.03	0.99	(0.39)	101	11
12-31-2022	38.84	(0.13)	(14.14)	(14.27)	—	(7.86)	—	(7.86)	16.71	(38.20)	1.03	0.99	(0.48)	79	17
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
Series NAV
06-30-2025[3]	33.84	(0.03)	2.71	2.68	—	—	—	—	36.52	7.92[4]	0.77[5]	0.74[5]	(0.19)[5]	1,637	10
12-31-2024	27.12	(0.06)	9.64	9.58	—	(2.86)	—	(2.86)	33.84	35.73	0.77	0.73	(0.18)	1,605	17
12-31-2023	18.13	(0.03)	9.02	8.99	—	—	—	—	27.12	49.59	0.78	0.74	(0.14)	1,382	11
12-31-2022	41.04	(0.07)	(14.98)	(15.05)	—	(7.86)	—	(7.86)	18.13	(38.05)	0.78	0.74	(0.23)	1,119	17
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
Capital Appreciation Value Trust
Series I
06-30-2025[3]	12.17	0.11	0.63	0.74	—	—	—	—	12.91	6.08[4]	0.94[5]	0.90[5]	1.79[5]	10	61
12-31-2024	11.02	0.24	1.12	1.36	(0.10)	(0.11)	—	(0.21)	12.17	12.33	0.94	0.89	2.04	8	83
12-31-2023	10.62	0.24	1.56	1.80	(0.20)	(1.20)	—	(1.40)	11.02	18.18	0.95	0.90	2.10	7	76
12-31-2022	14.06	0.14	(1.83)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.62	(11.86)	0.94	0.90	1.14	8	88
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
Series II
06-30-2025[3]	12.07	0.10	0.61	0.71	—	—	—	—	12.78	5.88[4]	1.14[5]	1.10[5]	1.59[5]	229	61
12-31-2024	10.93	0.22	1.11	1.33	(0.08)	(0.11)	—	(0.19)	12.07	12.15	1.14	1.09	1.84	237	83
12-31-2023	10.54	0.21	1.56	1.77	(0.18)	(1.20)	—	(1.38)	10.93	18.01	1.15	1.10	1.90	245	76
12-31-2022	13.97	0.11	(1.82)	(1.71)	(0.10)	(1.62)	—	(1.72)	10.54	(12.07)	1.14	1.10	0.93	233	88
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
Series NAV
06-30-2025[3]	12.12	0.11	0.62	0.73	—	—	—	—	12.85	6.02[4]	0.89[5]	0.85[5]	1.85[5]	245	61
12-31-2024	10.97	0.25	1.11	1.36	(0.10)	(0.11)	—	(0.21)	12.12	12.43	0.89	0.84	2.09	232	83
12-31-2023	10.57	0.24	1.57	1.81	(0.21)	(1.20)	—	(1.41)	10.97	18.31	0.90	0.85	2.16	215	76
12-31-2022	14.01	0.15	(1.84)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.57	(11.87)	0.89	0.85	1.20	179	88
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Disciplined Value Emerging Markets Equity Trust
Series I
06-30-2025[3]	9.41	0.15	1.08	1.23	—	—	—	—	10.64	13.07[4]	0.98[5]	0.97[5]	3.13[5]	6	97
12-31-2024	10.06	0.18	(0.41)	(0.23)	(0.42)	—	—	(0.42)	9.41	(2.48)	1.08	1.07	1.76	6	264[6]
12-31-2023	8.88	0.30	1.03	1.33	(0.15)	—	—	(0.15)	10.06	15.19	1.09	1.08	3.21	6	12
12-31-2022	10.50	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.88	(11.67)	1.12	1.11	3.83	6	15
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
Series II
06-30-2025[3]	9.41	0.14	1.08	1.22	—	—	—	—	10.63	12.96[4]	1.18[5]	1.17[5]	2.91[5]	22	97
12-31-2024	10.06	0.16	(0.41)	(0.25)	(0.40)	—	—	(0.40)	9.41	(2.65)	1.28	1.27	1.57	21	264[6]
12-31-2023	8.89	0.28	1.03	1.31	(0.14)	—	—	(0.14)	10.06	14.85	1.29	1.28	2.97	26	12
12-31-2022	10.51	0.35	(1.63)	(1.28)	(0.34)	—	—	(0.34)	8.89	(11.87)	1.32	1.31	3.61	26	15
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
Series NAV
06-30-2025[3]	9.39	0.16	1.07	1.23	—	—	—	—	10.62	13.21[4]	0.93[5]	0.92[5]	3.17[5]	212	97
12-31-2024	10.04	0.18	(0.40)	(0.22)	(0.43)	—	—	(0.43)	9.39	(2.44)	1.03	1.02	1.81	192	264[6]
12-31-2023	8.87	0.30	1.03	1.33	(0.16)	—	—	(0.16)	10.04	15.15	1.04	1.03	3.22	189	12
12-31-2022	10.49	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.87	(11.63)	1.07	1.06	3.89	173	15
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
Disciplined Value International Trust
Series I
06-30-2025[3]	13.99	0.24	3.47	3.71	—	—	—	—	17.70	26.52[4]	0.85[5]	0.85[5]	3.07[5]	81	36
12-31-2024	15.47	0.31	(0.24)	0.07	(0.05)	(1.50)	—	(1.55)	13.99	(0.38)	0.84	0.84	1.95	68	93
12-31-2023	13.15	0.32	2.28	2.60	(0.28)	—	—	(0.28)	15.47	19.96	0.87	0.86	2.22	77	81
12-31-2022	14.38	0.31	(1.05)	(0.74)	(0.49)	—	—	(0.49)	13.15	(4.77)	0.93	0.92	2.33	67	74
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[6]
Series II
06-30-2025[3]	13.97	0.22	3.47	3.69	—	—	—	—	17.66	26.41[4]	1.05[5]	1.05[5]	2.86[5]	47	36
12-31-2024	15.45	0.28	(0.24)	0.04	(0.02)	(1.50)	—	(1.52)	13.97	(0.56)	1.04	1.04	1.75	40	93
12-31-2023	13.14	0.29	2.27	2.56	(0.25)	—	—	(0.25)	15.45	19.69	1.07	1.06	2.02	45	81
12-31-2022	14.37	0.29	(1.06)	(0.77)	(0.46)	—	—	(0.46)	13.14	(4.98)	1.13	1.12	2.15	41	74
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[6]
Series NAV
06-30-2025[3]	13.85	0.24	3.44	3.68	—	—	—	—	17.53	26.57[4]	0.80[5]	0.80[5]	3.09[5]	174	36
12-31-2024	15.33	0.31	(0.23)	0.08	(0.06)	(1.50)	—	(1.56)	13.85	(0.35)	0.79	0.79	1.98	156	93
12-31-2023	13.03	0.33	2.25	2.58	(0.28)	—	—	(0.28)	15.33	20.05	0.82	0.81	2.27	161	81
12-31-2022	14.26	0.31	(1.04)	(0.73)	(0.50)	—	—	(0.50)	13.03	(4.75)	0.88	0.87	2.35	151	74
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[6]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Equity Income Trust
Series I
06-30-2025[3]	14.12	0.14	0.72	0.86	—	—	—	—	14.98	6.09[4]	0.79[5]	0.76[5]	1.99[5]	211	14
12-31-2024	13.44	0.26	1.34	1.60	(0.25)	(0.67)	—	(0.92)	14.12	11.67	0.77	0.74	1.79	211	22
12-31-2023	13.93	0.27	0.83	1.10	(0.27)	(1.32)	—	(1.59)	13.44	9.39	0.78	0.75	1.97	214	18
12-31-2022	16.63	0.30	(0.95)	(0.65)	(0.29)	(1.76)	—	(2.05)	13.93	(3.40)	0.78	0.75	1.92	218	16
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
Series II
06-30-2025[3]	13.98	0.13	0.71	0.84	—	—	—	—	14.82	6.01[4]	0.99[5]	0.96[5]	1.79[5]	96	14
12-31-2024	13.33	0.23	1.31	1.54	(0.22)	(0.67)	—	(0.89)	13.98	11.36	0.97	0.94	1.59	100	22
12-31-2023	13.82	0.24	0.84	1.08	(0.25)	(1.32)	—	(1.57)	13.33	9.26	0.98	0.95	1.77	107	18
12-31-2022	16.52	0.27	(0.95)	(0.68)	(0.26)	(1.76)	—	(2.02)	13.82	(3.64)	0.98	0.95	1.72	113	16
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
Series NAV
06-30-2025[3]	13.99	0.14	0.72	0.86	—	—	—	—	14.85	6.15[4]	0.74[5]	0.71[5]	1.89[5]	517	14
12-31-2024	13.33	0.26	1.32	1.58	(0.25)	(0.67)	—	(0.92)	13.99	11.67	0.72	0.69	1.84	1,056	22
12-31-2023	13.82	0.28	0.83	1.11	(0.28)	(1.32)	—	(1.60)	13.33	9.52	0.73	0.70	2.02	1,067	18
12-31-2022	16.52	0.31	(0.95)	(0.64)	(0.30)	(1.76)	—	(2.06)	13.82	(3.38)	0.73	0.70	1.96	1,043	16
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
Financial Industries Trust
Series I
06-30-2025[3]	14.20	0.09	0.80	0.89	—	—	—	—	15.09	6.27[4]	0.93[5]	0.92[5]	1.31[5]	91	26
12-31-2024	11.01	0.16	3.16	3.32	(0.13)	—	—	(0.13)	14.20	30.23	0.94	0.93	1.27	95	67
12-31-2023	11.20	0.21	0.26	0.47	(0.19)	(0.47)	—	(0.66)	11.01	5.22	0.95	0.94	1.95	77	68
12-31-2022	16.38	0.22	(2.47)	(2.25)	(0.35)	(2.58)	—	(2.93)	11.20	(13.67)	0.91	0.90	1.51	93	50
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
Series II
06-30-2025[3]	14.00	0.08	0.78	0.86	—	—	—	—	14.86	6.14[4]	1.13[5]	1.12[5]	1.12[5]	16	26
12-31-2024	10.86	0.13	3.12	3.25	(0.11)	—	—	(0.11)	14.00	29.99	1.14	1.13	1.07	16	67
12-31-2023	11.06	0.18	0.26	0.44	(0.17)	(0.47)	—	(0.64)	10.86	4.98	1.15	1.14	1.75	14	68
12-31-2022	16.21	0.18	(2.43)	(2.25)	(0.32)	(2.58)	—	(2.90)	11.06	(13.83)	1.11	1.10	1.31	16	50
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
Series NAV
06-30-2025[3]	14.13	0.10	0.79	0.89	—	—	—	—	15.02	6.30[4]	0.88[5]	0.87[5]	1.36[5]	33	26
12-31-2024	10.95	0.16	3.16	3.32	(0.14)	—	—	(0.14)	14.13	30.36	0.89	0.88	1.32	31	67
12-31-2023	11.15	0.21	0.25	0.46	(0.19)	(0.47)	—	(0.66)	10.95	5.21	0.90	0.89	2.00	26	68
12-31-2022	16.32	0.22	(2.45)	(2.23)	(0.36)	(2.58)	—	(2.94)	11.15	(13.61)	0.86	0.85	1.57	27	50
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental All Cap Core Trust
Series I
06-30-2025[3]	32.65	0.11	(0.25)	(0.14)	—	—	—	—	32.51	(0.43)[4]	0.76[5]	0.75[5]	0.71[5]	99	13
12-31-2024	28.84	0.13	6.76	6.89	(0.04)	(3.04)	—	(3.08)	32.65	24.16	0.76	0.75	0.40	113	16
12-31-2023	24.72	0.11	7.89	8.00	(0.11)	(3.77)	—	(3.88)	28.84	35.40	0.77	0.76	0.39	105	16
12-31-2022	36.40	0.07	(8.85)	(8.78)	(0.07)	(2.83)	—	(2.90)	24.72	(24.29)	0.76	0.76	0.24	85	29
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
Series II
06-30-2025[3]	32.42	0.08	(0.25)	(0.17)	—	—	—	—	32.25	(0.52)[4]	0.96[5]	0.95[5]	0.50[5]	47	13
12-31-2024	28.68	0.06	6.72	6.78	—	(3.04)	—	(3.04)	32.42	23.92	0.96	0.95	0.20	51	16
12-31-2023	24.61	0.05	7.84	7.89	(0.05)	(3.77)	—	(3.82)	28.68	35.10	0.97	0.96	0.19	48	16
12-31-2022	36.24	0.01	(8.81)	(8.80)	—[6]	(2.83)	—	(2.83)	24.61	(24.43)	0.96	0.96	0.04	41	29
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
Series NAV
06-30-2025[3]	32.97	0.12	(0.25)	(0.13)	—	—	—	—	32.84	(0.39)[4]	0.71[5]	0.70[5]	0.75[5]	2,354	13
12-31-2024	29.09	0.14	6.83	6.97	(0.05)	(3.04)	—	(3.09)	32.97	24.24	0.71	0.70	0.45	2,485	16
12-31-2023	24.91	0.12	7.95	8.07	(0.12)	(3.77)	—	(3.89)	29.09	35.44	0.72	0.71	0.44	2,148	16
12-31-2022	36.66	0.09	(8.93)	(8.84)	(0.08)	(2.83)	—	(2.91)	24.91	(24.26)	0.71	0.71	0.29	1,717	29
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Fundamental Large Cap Value Trust
Series I
06-30-2025[3]	26.75	0.20	1.64	1.84	—	—	—	—	28.59	6.88[4]	0.78[5]	0.77[5]	1.47[5]	460	6
12-31-2024	25.39	0.30	4.06	4.36	(0.09)	(2.91)	—	(3.00)	26.75	16.98	0.78	0.76	1.06	462	16
12-31-2023	22.62	0.28	4.68	4.96	(0.26)	(1.93)	—	(2.19)	25.39	23.45	0.79	0.77	1.14	447	13
12-31-2022	28.91	0.26	(2.73)	(2.47)	(0.29)	(3.53)	—	(3.82)	22.62	(7.95)	0.78	0.77	1.01	408	21
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
Series II
06-30-2025[3]	27.05	0.17	1.66	1.83	—	—	—	—	28.88	6.77[4]	0.98[5]	0.97[5]	1.27[5]	149	6
12-31-2024	25.66	0.24	4.10	4.34	(0.04)	(2.91)	—	(2.95)	27.05	16.74	0.98	0.96	0.86	149	16
12-31-2023	22.84	0.23	4.74	4.97	(0.22)	(1.93)	—	(2.15)	25.66	23.22	0.99	0.97	0.94	150	13
12-31-2022	29.14	0.21	(2.74)	(2.53)	(0.24)	(3.53)	—	(3.77)	22.84	(8.13)	0.98	0.97	0.81	143	21
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
Series NAV
06-30-2025[3]	26.77	0.20	1.65	1.85	—	—	—	—	28.62	6.91[4]	0.73[5]	0.72[5]	1.53[5]	207	6
12-31-2024	25.41	0.31	4.06	4.37	(0.10)	(2.91)	—	(3.01)	26.77	17.02	0.73	0.71	1.10	211	16
12-31-2023	22.64	0.29	4.68	4.97	(0.27)	(1.93)	—	(2.20)	25.41	23.49	0.74	0.72	1.19	176	13
12-31-2022	28.92	0.28	(2.72)	(2.44)	(0.31)	(3.53)	—	(3.84)	22.64	(7.86)	0.73	0.72	1.06	163	21
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Global Equity Trust
Series I
06-30-2025[3]	23.22	0.17	1.99	2.16	—	—	—	—	25.38	9.30[4]	0.94[5]	0.93[5]	1.39[5]	220	22
12-31-2024	22.37	0.29	2.09	2.38	(0.29)	(1.24)	—	(1.53)	23.22	10.47	0.94	0.93	1.21	220	47
12-31-2023	19.49	0.26	3.55	3.81	(0.17)	(0.76)	—	(0.93)	22.37	20.09	0.95	0.94	1.24	225	38
12-31-2022	25.34	0.31	(4.12)	(3.81)	(0.61)	(1.43)	—	(2.04)	19.49	(14.84)	0.94	0.93	1.40	212	61
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[6,7]
Series II
06-30-2025[3]	23.02	0.14	1.98	2.12	—	—	—	—	25.14	9.21[4]	1.14[5]	1.13[5]	1.20[5]	21	22
12-31-2024	22.19	0.24	2.08	2.32	(0.25)	(1.24)	—	(1.49)	23.02	10.28	1.14	1.13	1.01	21	47
12-31-2023	19.35	0.22	3.52	3.74	(0.14)	(0.76)	—	(0.90)	22.19	19.81	1.15	1.14	1.04	22	38
12-31-2022	25.17	0.26	(4.09)	(3.83)	(0.56)	(1.43)	—	(1.99)	19.35	(15.01)	1.14	1.13	1.20	21	61
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[6,7]
Series NAV
06-30-2025[3]	23.20	0.17	1.99	2.16	—	—	—	—	25.36	9.31[4]	0.89[5]	0.88[5]	1.45[5]	56	22
12-31-2024	22.35	0.30	2.09	2.39	(0.30)	(1.24)	—	(1.54)	23.20	10.53	0.89	0.88	1.26	54	47
12-31-2023	19.47	0.27	3.55	3.82	(0.18)	(0.76)	—	(0.94)	22.35	20.17	0.90	0.89	1.28	49	38
12-31-2022	25.32	0.32	(4.12)	(3.80)	(0.62)	(1.43)	—	(2.05)	19.47	(14.81)	0.89	0.88	1.45	42	61
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[6,7]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Excludes merger activity.
Health Sciences Trust
Series I
06-30-2025[3]	22.30	(0.02)	(0.64)	(0.66)	—	—	—	—	21.64	(2.96)[4]	0.99[5]	0.95[5]	(0.18)[5]	40	25
12-31-2024	23.45	(0.08)	0.64	0.56	—	(1.71)	—	(1.71)	22.30	1.78	1.00	0.94	(0.32)	48	44
12-31-2023	23.84	(0.06)	0.93	0.87	—	(1.26)	—	(1.26)	23.45	4.25	1.06	1.00	(0.26)	58	43
12-31-2022	31.29	(0.07)	(4.14)	(4.21)	—	(3.24)	—	(3.24)	23.84	(13.09)	1.06	1.01	(0.29)	65	24
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
Series II
06-30-2025[3]	18.92	(0.04)	(0.55)	(0.59)	—	—	—	—	18.33	(3.12)[4]	1.19[5]	1.15[5]	(0.38)[5]	38	25
12-31-2024	20.16	(0.11)	0.58	0.47	—	(1.71)	—	(1.71)	18.92	1.62	1.20	1.14	(0.52)	43	44
12-31-2023	20.73	(0.09)	0.78	0.69	—	(1.26)	—	(1.26)	20.16	4.02	1.26	1.20	(0.46)	50	43
12-31-2022	27.76	(0.11)	(3.68)	(3.79)	—	(3.24)	—	(3.24)	20.73	(13.24)	1.26	1.21	(0.49)	56	24
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
Series NAV
06-30-2025[3]	22.98	(0.02)	(0.66)	(0.68)	—	—	—	—	22.30	(2.96)[4]	0.94[5]	0.90[5]	(0.12)[5]	132	25
12-31-2024	24.10	(0.07)	0.66	0.59	—	(1.71)	—	(1.71)	22.98	1.86	0.95	0.89	(0.27)	145	44
12-31-2023	24.46	(0.05)	0.95	0.90	—	(1.26)	—	(1.26)	24.10	4.26	1.01	0.95	(0.20)	155	43
12-31-2022	31.98	(0.06)	(4.22)	(4.28)	—	(3.24)	—	(3.24)	24.46	(13.02)	1.01	0.96	(0.23)	157	24
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust
Series I
06-30-2025[3]	18.93	0.32	3.22	3.54	—	—	—	—	22.47	18.70[4]	0.68[5]	0.40[5]	3.14[5]	366	2
12-31-2024	18.34	0.47	0.43	0.90	(0.31)	—	—	(0.31)	18.93	4.91	0.67	0.39	2.43	307	3
12-31-2023	16.31	0.45	2.01	2.46	(0.43)	—	—	(0.43)	18.34	15.36	0.66	0.39	2.59	326	4
12-31-2022	20.25	0.48	(3.84)	(3.36)	(0.50)	(0.08)	—	(0.58)	16.31	(16.25)	0.67	0.39	2.77	294	6
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
Series II
06-30-2025[3]	18.95	0.30	3.23	3.53	—	—	—	—	22.48	18.63[4]	0.88[5]	0.60[5]	2.93[5]	19	2
12-31-2024	18.37	0.43	0.43	0.86	(0.28)	—	—	(0.28)	18.95	4.62	0.87	0.59	2.25	17	3
12-31-2023	16.34	0.42	2.01	2.43	(0.40)	—	—	(0.40)	18.37	15.18	0.86	0.59	2.38	19	4
12-31-2022	20.27	0.44	(3.82)	(3.38)	(0.47)	(0.08)	—	(0.55)	16.34	(16.39)	0.87	0.59	2.55	17	6
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
Series NAV
06-30-2025[3]	18.92	0.33	3.22	3.55	—	—	—	—	22.47	18.76[4]	0.63[5]	0.35[5]	3.23[5]	689	2
12-31-2024	18.33	0.48	0.43	0.91	(0.32)	—	—	(0.32)	18.92	4.90	0.62	0.34	2.47	575	3
12-31-2023	16.31	0.46	2.00	2.46	(0.44)	—	—	(0.44)	18.33	15.42	0.61	0.34	2.64	541	4
12-31-2022	20.24	0.49	(3.83)	(3.34)	(0.51)	(0.08)	—	(0.59)	16.31	(16.16)	0.62	0.34	2.84	468	6
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
International Small Company Trust
Series I
06-30-2025[3]	12.63	0.22	2.66	2.88	—	—	—	—	15.51	22.80[4]	1.05[5]	1.05[5]	3.28[5]	21	7
12-31-2024	12.69	0.25	0.16	0.41	(0.37)	(0.10)	—	(0.47)	12.63	3.07	1.06	1.06	1.95	18	13
12-31-2023	11.72	0.25	1.24	1.49	(0.25)	(0.27)	—	(0.52)	12.69	13.44	1.06	1.05	2.02	19	11
12-31-2022	16.08	0.25	(3.32)	(3.07)	(0.26)	(1.03)	—	(1.29)	11.72	(18.17)	1.08	1.08	1.92	19	20
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
Series II
06-30-2025[3]	12.61	0.21	2.64	2.85	—	—	—	—	15.46	22.60[4]	1.25[5]	1.25[5]	3.08[5]	14	7
12-31-2024	12.68	0.23	0.14	0.37	(0.34)	(0.10)	—	(0.44)	12.61	2.82	1.26	1.26	1.75	12	13
12-31-2023	11.70	0.22	1.26	1.48	(0.23)	(0.27)	—	(0.50)	12.68	13.33	1.26	1.25	1.82	13	11
12-31-2022	16.05	0.22	(3.31)	(3.09)	(0.23)	(1.03)	—	(1.26)	11.70	(18.35)	1.28	1.28	1.70	12	20
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
Series NAV
06-30-2025[3]	12.64	0.22	2.66	2.88	—	—	—	—	15.52	22.78[4]	1.00[5]	1.00[5]	3.28[5]	71	7
12-31-2024	12.70	0.26	0.15	0.41	(0.37)	(0.10)	—	(0.47)	12.64	3.11	1.01	1.01	2.00	65	13
12-31-2023	11.72	0.25	1.25	1.50	(0.25)	(0.27)	—	(0.52)	12.70	13.59	1.01	1.00	2.06	75	11
12-31-2022	16.09	0.26	(3.33)	(3.07)	(0.27)	(1.03)	—	(1.30)	11.72	(18.17)	1.03	1.03	1.96	68	20
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced Portfolio
Series I
06-30-2025[3]	13.06	(0.01)[4]	0.92	0.91	—	—	—	—	13.97	6.97[5]	0.13[6,7]	0.12[6,7]	(0.12)[4,6]	36	1
12-31-2024	12.65	0.31[4]	0.77	1.08	(0.31)	(0.36)	—	(0.67)	13.06	8.52	0.13[7]	0.12[7]	2.35[4]	37	13
12-31-2023	12.55	0.31[4]	1.28	1.59	(0.29)	(1.20)	—	(1.49)	12.65	13.74	0.13[7]	0.13[7]	2.39[4]	38	9
12-31-2022	16.79	0.31[4]	(2.95)	(2.64)	(0.30)	(1.30)	—	(1.60)	12.55	(15.45)	0.12[7]	0.12[7]	2.11[4]	32	15
12-31-2021	16.40	0.37[4]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[7]	0.11[7]	2.18[4]	42	10
12-31-2020	15.43	0.38[4]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[7]	0.12[7]	2.45[4]	41	15
Series II
06-30-2025[3]	13.10	(0.02)[4]	0.91	0.89	—	—	—	—	13.99	6.79[5]	0.33[6,7]	0.32[6,7]	(0.32)[4,6]	732	1
12-31-2024	12.68	0.29[4]	0.77	1.06	(0.28)	(0.36)	—	(0.64)	13.10	8.37	0.33[7]	0.32[7]	2.16[4]	735	13
12-31-2023	12.58	0.27[4]	1.29	1.56	(0.26)	(1.20)	—	(1.46)	12.68	13.50	0.33[7]	0.33[7]	2.06[4]	772	9
12-31-2022	16.82	0.27[4]	(2.94)	(2.67)	(0.27)	(1.30)	—	(1.57)	12.58	(15.60)	0.32[7]	0.32[7]	1.87[4]	730	15
12-31-2021	16.43	0.34[4]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[7]	0.31[7]	1.98[4]	997	10
12-31-2020	15.46	0.35[4]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[7]	0.32[7]	2.26[4]	960	15
Series NAV
06-30-2025[3]	13.05	—[4,8]	0.90	0.90	—	—	—	—	13.95	6.90[5]	0.08[6,7]	0.07[6,7]	(0.07)[4,6]	211	1
12-31-2024	12.63	0.32[4]	0.78	1.10	(0.32)	(0.36)	—	(0.68)	13.05	8.67	0.08[7]	0.07[7]	2.41[4]	205	13
12-31-2023	12.54	0.31[4]	1.28	1.59	(0.30)	(1.20)	—	(1.50)	12.63	13.72	0.08[7]	0.08[7]	2.38[4]	156	9
12-31-2022	16.77	0.32[4]	(2.94)	(2.62)	(0.31)	(1.30)	—	(1.61)	12.54	(15.36)	0.07[7]	0.07[7]	2.21[4]	137	15
12-31-2021	16.38	0.40[4]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[7]	0.06[7]	2.33[4]	161	10
12-31-2020	15.42	0.40[4]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[7]	0.07[7]	2.57[4]	136	15
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
Lifestyle Conservative Portfolio
Series I
06-30-2025[3]	11.26	(0.01)[4]	0.59	0.58	—	—	—	—	11.84	5.15[5]	0.17[6,7]	0.13[6,7]	(0.13)[4,6]	13	3
12-31-2024	11.15	0.34[4]	0.15	0.49	(0.36)	(0.02)	—	(0.38)	11.26	4.43	0.17[7]	0.13[7]	2.96[4]	13	11
12-31-2023	11.01	0.30[4]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.15	9.12	0.17[7]	0.13[7]	2.62[4]	13	11
12-31-2022	14.10	0.32[4]	(2.41)	(2.09)	(0.32)	(0.68)	—	(1.00)	11.01	(14.62)	0.16[7]	0.13[7]	2.59[4]	14	16
12-31-2021	14.43	0.38[4]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[7]	0.13[7]	2.62[4]	18	22
12-31-2020	13.68	0.45[4]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[7]	0.13[7]	3.19[4]	16	21
Series II
06-30-2025[3]	11.28	(0.02)[4]	0.59	0.57	—	—	—	—	11.85	5.05[5]	0.37[6,7]	0.33[6,7]	(0.33)[4,6]	133	3
12-31-2024	11.17	0.33[4]	0.14	0.47	(0.34)	(0.02)	—	(0.36)	11.28	4.22	0.37[7]	0.33[7]	2.85[4]	136	11
12-31-2023	11.03	0.29[4]	0.64	0.93	(0.29)	(0.50)	—	(0.79)	11.17	8.90	0.37[7]	0.33[7]	2.54[4]	146	11
12-31-2022	14.11	0.28[4]	(2.38)	(2.10)	(0.30)	(0.68)	—	(0.98)	11.03	(14.71)	0.36[7]	0.33[7]	2.27[4]	144	16
12-31-2021	14.45	0.32[4]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[7]	0.33[7]	2.19[4]	200	22
12-31-2020	13.70	0.38[4]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[7]	0.33[7]	2.71[4]	208	21
Series NAV
06-30-2025[3]	11.25	—[4,8]	0.58	0.58	—	—	—	—	11.83	5.16[5]	0.12[6,7]	0.08[6,7]	(0.08)[4,6]	7	3
12-31-2024	11.14	0.37[4]	0.13	0.50	(0.37)	(0.02)	—	(0.39)	11.25	4.48	0.12[7]	0.08[7]	3.20[4]	7	11
12-31-2023	11.00	0.30[4]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.14	9.18	0.12[7]	0.08[7]	2.63[4]	7	11
12-31-2022	14.08	0.35[4]	(2.42)	(2.07)	(0.33)	(0.68)	—	(1.01)	11.00	(14.52)	0.11[7]	0.08[7]	2.84[4]	8	16
12-31-2021	14.42	0.33[4]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[7]	0.08[7]	2.24[4]	8	22
12-31-2020	13.67	0.57[4]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[7]	0.08[7]	4.03[4]	9	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Growth Portfolio
Series I
06-30-2025[3]	13.76	(0.01)[4]	1.12	1.11	—	—	—	—	14.87	8.07[5]	0.12[6,7]	0.12[6,7]	(0.12)[4,6]	201	—[8]
12-31-2024	13.11	0.27[4]	1.22	1.49	(0.28)	(0.56)	—	(0.84)	13.76	11.31	0.12[7]	0.11[7]	1.96[4]	198	9
12-31-2023	13.15	0.26[4]	1.75	2.01	(0.25)	(1.80)	—	(2.05)	13.11	17.00	0.12[7]	0.12[7]	1.91[4]	200	6
12-31-2022	18.57	0.29[4]	(3.35)	(3.06)	(0.27)	(2.09)	—	(2.36)	13.15	(16.08)	0.12[7]	0.11[7]	1.81[4]	194	12
12-31-2021	17.79	0.37[4]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[7]	0.11[7]	1.97[4]	252	12[9]
12-31-2020	16.92	0.36[4]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[7]	0.11[7]	2.19[4]	236	13
Series II
06-30-2025[3]	13.78	(0.02)[4]	1.12	1.10	—	—	—	—	14.88	7.98[5]	0.32[6,7]	0.32[6,7]	(0.32)[4,6]	4,248	—[8]
12-31-2024	13.12	0.24[4]	1.23	1.47	(0.25)	(0.56)	—	(0.81)	13.78	11.17	0.32[7]	0.31[7]	1.74[4]	4,222	9
12-31-2023	13.17	0.23[4]	1.75	1.98	(0.23)	(1.80)	—	(2.03)	13.12	16.67	0.32[7]	0.32[7]	1.70[4]	4,375	6
12-31-2022	18.59	0.25[4]	(3.34)	(3.09)	(0.24)	(2.09)	—	(2.33)	13.17	(16.24)	0.32[7]	0.31[7]	1.59[4]	4,184	12
12-31-2021	17.81	0.33[4]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[7]	0.31[7]	1.72[4]	5,588	12[9]
12-31-2020	16.94	0.33[4]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[7]	0.31[7]	1.97[4]	5,588	13
Series NAV
06-30-2025[3]	13.75	—[4,10]	1.11	1.11	—	—	—	—	14.86	8.07[5]	0.07[6,7]	0.07[6,7]	(0.07)[4,6]	684	—[8]
12-31-2024	13.10	0.29[4]	1.21	1.50	(0.29)	(0.56)	—	(0.85)	13.75	11.37	0.07[7]	0.06[7]	2.09[4]	642	9
12-31-2023	13.15	0.28[4]	1.73	2.01	(0.26)	(1.80)	—	(2.06)	13.10	16.97	0.07[7]	0.07[7]	2.04[4]	577	6
12-31-2022	18.56	0.30[4]	(3.34)	(3.04)	(0.28)	(2.09)	—	(2.37)	13.15	(15.99)	0.07[7]	0.06[7]	1.92[4]	495	12
12-31-2021	17.78	0.40[4]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[7]	0.06[7]	2.12[4]	587	12[9]
12-31-2020	16.91	0.38[4]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[7]	0.06[7]	2.30[4]	477	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than 1%. 9 Excludes merger activity. 10 Less than $0.005 per share.
Lifestyle Moderate Portfolio
Series I
06-30-2025[3]	12.30	(0.01)[4]	0.79	0.78	—	—	—	—	13.08	6.34[5]	0.15[6,7]	0.13[6,7]	(0.13)[4,6]	12	2
12-31-2024	12.03	0.33[4]	0.54	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.14	0.15[7]	0.13[7]	2.63[4]	12	9
12-31-2023	11.97	0.29[4]	1.06	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.15	0.15[7]	0.13[7]	2.36[4]	13	9
12-31-2022	15.82	0.31[4]	(2.75)	(2.44)	(0.31)	(1.10)	—	(1.41)	11.97	(15.19)	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2021	15.74	0.38[4]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[7]	0.13[7]	2.36[4]	16	13
12-31-2020	14.85	0.40[4]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[7]	0.13[7]	2.64[4]	14	17
Series II
06-30-2025[3]	12.33	(0.02)[4]	0.79	0.77	—	—	—	—	13.10	6.24[5]	0.35[6,7]	0.33[6,7]	(0.33)[4,6]	209	2
12-31-2024	12.06	0.29[4]	0.55	0.84	(0.31)	(0.26)	—	(0.57)	12.33	6.91	0.35[7]	0.33[7]	2.35[4]	208	9
12-31-2023	12.00	0.27[4]	1.05	1.32	(0.26)	(1.00)	—	(1.26)	12.06	11.91	0.35[7]	0.33[7]	2.19[4]	231	9
12-31-2022	15.85	0.28[4]	(2.75)	(2.47)	(0.28)	(1.10)	—	(1.38)	12.00	(15.34)	0.34[7]	0.33[7]	2.00[4]	224	15
12-31-2021	15.77	0.33[4]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[7]	0.33[7]	2.05[4]	301	13
12-31-2020	14.88	0.37[4]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[7]	0.33[7]	2.43[4]	307	17
Series NAV
06-30-2025[3]	12.30	—[4,8]	0.78	0.78	—	—	—	—	13.08	6.34[5]	0.10[6,7]	0.08[6,7]	(0.08)[4,6]	49	2
12-31-2024	12.03	0.34[4]	0.53	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.19	0.10[7]	0.08[7]	2.69[4]	47	9
12-31-2023	11.97	0.32[4]	1.03	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.21	0.10[7]	0.08[7]	2.57[4]	45	9
12-31-2022	15.81	0.33[4]	(2.76)	(2.43)	(0.31)	(1.10)	—	(1.41)	11.97	(15.08)	0.09[7]	0.08[7]	2.37[4]	39	15
12-31-2021	15.74	0.40[4]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[7]	0.08[7]	2.44[4]	45	13
12-31-2020	14.84	0.40[4]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[7]	0.08[7]	2.67[4]	35	17
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Growth Trust
Series I
06-30-2025[3]	10.80	(0.03)	0.58	0.55	—	—	—	—	11.35	5.09[4]	0.94[5]	0.93[5]	(0.50)[5]	140	83
12-31-2024	8.63	(0.06)	2.23	2.17	—	—	—	—	10.80	25.14	0.94	0.93	(0.62)	144	152
12-31-2023	7.27	(0.03)	1.39	1.36	—	—	—	—	8.63	18.71	0.94	0.94	(0.42)	135	104
12-31-2022	19.86	(0.06)	(6.98)	(7.04)	—	(5.55)	—	(5.55)	7.27	(34.64)	0.93	0.93	(0.50)	128	97
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
Series II
06-30-2025[3]	8.42	(0.03)	0.46	0.43	—	—	—	—	8.85	5.11[4]	1.14[5]	1.13[5]	(0.70)[5]	62	83
12-31-2024	6.75	(0.06)	1.73	1.67	—	—	—	—	8.42	24.74	1.14	1.13	(0.82)	64	152
12-31-2023	5.69	(0.04)	1.10	1.06	—	—	—	—	6.75	18.63	1.14	1.14	(0.62)	63	104
12-31-2022	17.47	(0.07)	(6.16)	(6.23)	—	(5.55)	—	(5.55)	5.69	(34.77)	1.13	1.13	(0.70)	60	97
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
Series NAV
06-30-2025[3]	11.35	(0.02)	0.60	0.58	—	—	—	—	11.93	5.11[4]	0.89[5]	0.88[5]	(0.45)[5]	448	83
12-31-2024	9.07	(0.06)	2.34	2.28	—	—	—	—	11.35	25.14	0.89	0.88	(0.57)	447	152
12-31-2023	7.63	(0.03)	1.47	1.44	—	—	—	—	9.07	18.87	0.89	0.89	(0.37)	408	104
12-31-2022	20.40	(0.06)	(7.16)	(7.22)	—	(5.55)	—	(5.55)	7.63	(34.61)	0.88	0.88	(0.44)	373	97
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
Mid Cap Index Trust
Series I
06-30-2025[3]	21.25	0.13	(0.14)	(0.01)	—	—	—	—	21.24	(0.05)[4]	0.57[5]	0.46[5]	1.22[5]	828	5
12-31-2024	19.60	0.23	2.39	2.62	(0.23)	(0.74)	—	(0.97)	21.25	13.37	0.56	0.45	1.09	886	15
12-31-2023	18.11	0.23	2.46	2.69	(0.21)	(0.99)	—	(1.20)	19.60	16.01	0.57	0.46	1.21	883	19
12-31-2022	24.89	0.25	(3.67)	(3.42)	(0.24)	(3.12)	—	(3.36)	18.11	(13.43)	0.56	0.45	1.15	844	12
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
Series II
06-30-2025[3]	21.06	0.10	(0.13)	(0.03)	—	—	—	—	21.03	(0.14)[4]	0.77[5]	0.66[5]	1.02[5]	51	5
12-31-2024	19.44	0.19	2.36	2.55	(0.19)	(0.74)	—	(0.93)	21.06	13.13	0.76	0.65	0.89	55	15
12-31-2023	17.98	0.19	2.43	2.62	(0.17)	(0.99)	—	(1.16)	19.44	15.73	0.77	0.66	1.01	56	19
12-31-2022	24.73	0.20	(3.63)	(3.43)	(0.20)	(3.12)	—	(3.32)	17.98	(13.59)	0.76	0.65	0.95	55	12
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
Series NAV
06-30-2025[3]	21.25	0.13	(0.13)	—	—	—	—	—	21.25	0.00[4]	0.52[5]	0.41[5]	1.28[5]	298	5
12-31-2024	19.59	0.24	2.40	2.64	(0.24)	(0.74)	—	(0.98)	21.25	13.47	0.51	0.40	1.15	303	15
12-31-2023	18.11	0.24	2.45	2.69	(0.22)	(0.99)	—	(1.21)	19.59	16.00	0.52	0.41	1.27	273	19
12-31-2022	24.89	0.26	(3.66)	(3.40)	(0.26)	(3.12)	—	(3.38)	18.11	(13.39)	0.51	0.40	1.20	235	12
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Trust
Series I
06-30-2025[3]	10.86	0.09	(0.33)	(0.24)	—	—	—	—	10.62	(2.21)[4]	0.97[5]	0.91[5]	1.67[5]	221	31
12-31-2024	9.87	0.12	1.49	1.61	(0.04)	(0.58)	—	(0.62)	10.86	16.24	0.98	0.92	1.09	245	50
12-31-2023	9.95	0.11	1.44	1.55	(0.12)	(1.51)	—	(1.63)	9.87	18.52	0.98	0.93	1.04	235	46
12-31-2022	11.97	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.95	(4.31)	0.98	0.93	0.94	222	49
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
Series II
06-30-2025[3]	10.88	0.08	(0.34)	(0.26)	—	—	—	—	10.62	(2.39)[4]	1.17[5]	1.11[5]	1.47[5]	48	31
12-31-2024	9.88	0.10	1.50	1.60	(0.02)	(0.58)	—	(0.60)	10.88	16.14	1.18	1.12	0.88	53	50
12-31-2023	9.96	0.09	1.44	1.53	(0.10)	(1.51)	—	(1.61)	9.88	18.25	1.18	1.13	0.84	54	46
12-31-2022	11.98	0.08	(0.69)	(0.61)	(0.07)	(1.34)	—	(1.41)	9.96	(4.52)	1.18	1.13	0.74	51	49
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
Series NAV
06-30-2025[3]	10.74	0.09	(0.33)	(0.24)	—	—	—	—	10.50	(2.23)[4]	0.92[5]	0.86[5]	1.72[5]	309	31
12-31-2024	9.76	0.12	1.48	1.60	(0.04)	(0.58)	—	(0.62)	10.74	16.37	0.93	0.87	1.13	330	50
12-31-2023	9.85	0.11	1.44	1.55	(0.13)	(1.51)	—	(1.64)	9.76	18.65	0.93	0.88	1.09	331	46
12-31-2022	11.87	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.85	(4.30)	0.93	0.88	0.98	296	49
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
Real Estate Securities Trust
Series I
06-30-2025[3]	20.46	0.27	(0.68)	(0.41)	—	—	—	—	20.05	(2.00)[4]	0.81[5]	0.81[5]	2.70[5]	45	49
12-31-2024	18.85	0.37	1.67	2.04	(0.43)	—	—	(0.43)	20.46	10.71	0.81	0.81	1.89	50	70
12-31-2023	17.44	0.42	1.71	2.13	(0.40)	(0.32)	—	(0.72)	18.85	13.02	0.82	0.81	2.36	52	106
12-31-2022	27.47	0.35	(8.23)	(7.88)	(0.25)	(1.90)	—	(2.15)	17.44	(28.51)	0.81	0.80	1.60	51	93
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
Series II
06-30-2025[3]	20.44	0.25	(0.69)	(0.44)	—	—	—	—	20.00	(2.15)[4]	1.01[5]	1.01[5]	2.51[5]	21	49
12-31-2024	18.84	0.33	1.67	2.00	(0.40)	—	—	(0.40)	20.44	10.49	1.01	1.01	1.68	23	70
12-31-2023	17.43	0.38	1.72	2.10	(0.37)	(0.32)	—	(0.69)	18.84	12.80	1.02	1.01	2.13	25	106
12-31-2022	27.44	0.31	(8.22)	(7.91)	(0.20)	(1.90)	—	(2.10)	17.43	(28.64)	1.01	1.00	1.40	28	93
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
Series NAV
06-30-2025[3]	20.29	0.27	(0.68)	(0.41)	—	—	—	—	19.88	(2.02)[4]	0.76[5]	0.76[5]	2.77[5]	213	49
12-31-2024	18.69	0.38	1.66	2.04	(0.44)	—	—	(0.44)	20.29	10.79	0.76	0.76	1.94	227	70
12-31-2023	17.30	0.43	1.69	2.12	(0.41)	(0.32)	—	(0.73)	18.69	13.06	0.77	0.76	2.42	216	106
12-31-2022	27.28	0.36	(8.18)	(7.82)	(0.26)	(1.90)	—	(2.16)	17.30	(28.45)	0.76	0.75	1.66	208	93
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Trust
Series I
06-30-2025[3]	24.85	(0.02)	1.13	1.11	—	—	—	—	25.96	4.47[4]	1.05[5]	0.99[5]	(0.19)[5]	833	116
12-31-2024	18.02	(0.10)	6.93	6.83	—	—	—	—	24.85	37.90	1.05	0.99	(0.46)	879	240
12-31-2023	11.65	(0.04)	6.41	6.37	—	—	—	—	18.02	54.68	1.05	1.00	(0.27)	718	208
12-31-2022	36.59	(0.15)	(13.09)	(13.24)	—	(11.70)	—	(11.70)	11.65	(35.67)	1.09	1.04	(0.66)	473	116
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
12-31-2020	29.43	(0.06)[6]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[6]	938	114
Series II
06-30-2025[3]	20.43	(0.04)	0.93	0.89	—	—	—	—	21.32	4.36[4]	1.25[5]	1.19[5]	(0.39)[5]	61	116
12-31-2024	14.84	(0.12)	5.71	5.59	—	—	—	—	20.43	37.58	1.25	1.19	(0.66)	65	240
12-31-2023	9.62	(0.06)	5.28	5.22	—	—	—	—	14.84	54.37	1.25	1.20	(0.47)	61	208
12-31-2022	33.48	(0.17)	(11.99)	(12.16)	—	(11.70)	—	(11.70)	9.62	(35.76)	1.29	1.24	(0.86)	43	116
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
12-31-2020	27.71	(0.11)[6]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[6]	84	114
Series NAV
06-30-2025[3]	25.94	(0.02)	1.19	1.17	—	—	—	—	27.11	4.51[4]	1.00[5]	0.94[5]	(0.14)[5]	196	116
12-31-2024	18.80	(0.09)	7.23	7.14	—	—	—	—	25.94	37.98	1.00	0.94	(0.41)	198	240
12-31-2023	12.15	(0.04)	6.69	6.65	—	—	—	—	18.80	54.73	1.00	0.95	(0.22)	160	208
12-31-2022	37.35	(0.14)	(13.36)	(13.50)	—	(11.70)	—	(11.70)	12.15	(35.64)	1.04	0.99	(0.60)	105	116
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
12-31-2020	29.84	(0.05)[6]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[6]	145	114
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively.
Small Cap Core Trust
Series I
06-30-2025[3]	13.75	0.05	(0.68)	(0.63)	—	—	—	—	13.12	(4.58)[4]	1.03[5]	1.02[5]	0.75[5]	108	110[6]
12-31-2024	13.82	0.10	0.72	0.82	(0.10)	(0.79)	—	(0.89)	13.75	5.93	1.05	1.04	0.74	123	53
12-31-2023	13.49	0.10	1.53	1.63	(0.05)	(1.25)	—	(1.30)	13.82	14.01	1.05	1.04	0.77	133	47
12-31-2022	18.30	0.15	(2.04)	(1.89)	(0.15)	(2.77)	—	(2.92)	13.49	(10.24)	1.04	1.04	0.93	140	42
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
Series II
06-30-2025[3]	13.59	0.04	(0.68)	(0.64)	—	—	—	—	12.95	(4.71)[4]	1.23[5]	1.22[5]	0.55[5]	16	110[6]
12-31-2024	13.67	0.07	0.72	0.79	(0.08)	(0.79)	—	(0.87)	13.59	5.74	1.25	1.24	0.54	18	53
12-31-2023	13.35	0.08	1.52	1.60	(0.03)	(1.25)	—	(1.28)	13.67	13.85	1.25	1.24	0.57	20	47
12-31-2022	18.15	0.12	(2.04)	(1.92)	(0.11)	(2.77)	—	(2.88)	13.35	(10.49)	1.24	1.24	0.73	21	42
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
Series NAV
06-30-2025[3]	13.66	0.05	(0.67)	(0.62)	—	—	—	—	13.04	(4.54)[4]	0.98[5]	0.97[5]	0.82[5]	165	110[6]
12-31-2024	13.73	0.11	0.72	0.83	(0.11)	(0.79)	—	(0.90)	13.66	6.01	1.00	0.99	0.79	301	53
12-31-2023	13.41	0.11	1.52	1.63	(0.06)	(1.25)	—	(1.31)	13.73	14.07	1.00	0.99	0.83	309	47
12-31-2022	18.22	0.16	(2.04)	(1.88)	(0.16)	(2.77)	—	(2.93)	13.41	(10.25)	0.99	0.99	0.98	271	42
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2025[3]	14.11	0.07	(0.35)	(0.28)	—	—	—	—	13.83	(1.98)[4]	0.59[5]	0.53[5]	1.10[5]	337	8
12-31-2024	13.08	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.11	10.84	0.59	0.53	0.93	368	13
12-31-2023	11.57	0.15	1.69	1.84	(0.15)	(0.18)	—	(0.33)	13.08	16.49	0.59	0.53	1.21	367	11
12-31-2022	17.26	0.12	(3.65)	(3.53)	(0.15)	(2.01)	—	(2.16)	11.57	(20.65)	0.58	0.53	0.88	341	13
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
Series II
06-30-2025[3]	13.97	0.06	(0.35)	(0.29)	—	—	—	—	13.68	(2.08)[4]	0.79[5]	0.73[5]	0.90[5]	23	8
12-31-2024	12.96	0.10	1.27	1.37	(0.04)	(0.32)	—	(0.36)	13.97	10.60	0.79	0.73	0.72	26	13
12-31-2023	11.47	0.12	1.68	1.80	(0.13)	(0.18)	—	(0.31)	12.96	16.22	0.79	0.73	1.01	27	11
12-31-2022	17.13	0.09	(3.62)	(3.53)	(0.12)	(2.01)	—	(2.13)	11.47	(20.81)	0.78	0.73	0.67	26	13
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
Series NAV
06-30-2025[3]	14.13	0.08	(0.35)	(0.27)	—	—	—	—	13.86	(1.91)[4]	0.54[5]	0.48[5]	1.16[5]	145	8
12-31-2024	13.10	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.13	10.87	0.54	0.48	0.97	147	13
12-31-2023	11.59	0.15	1.70	1.85	(0.16)	(0.18)	—	(0.34)	13.10	16.52	0.54	0.48	1.26	146	11
12-31-2022	17.29	0.13	(3.66)	(3.53)	(0.16)	(2.01)	—	(2.17)	11.59	(20.63)	0.53	0.48	0.92	125	13
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Opportunities Trust
Series I
06-30-2025[3]	27.84	0.12	(0.89)	(0.77)	—	—	—	—	27.07	(2.77)[4]	1.14[5]	0.92[5]	0.92[5]	77	42[6]
12-31-2024	27.34	0.29	2.04	2.33	(0.16)	(1.67)	—	(1.83)	27.84	8.58	1.15	0.88	1.03	84	24
12-31-2023	25.71	0.16	3.99	4.15	(0.11)	(2.41)	—	(2.52)	27.34	18.05	1.15	0.89	0.61	85	18
12-31-2022	33.56	0.11	(3.55)	(3.44)	(0.16)	(4.25)	—	(4.41)	25.71	(10.07)	1.15	0.89	0.38	78	27
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
Series II
06-30-2025[3]	26.89	0.09	(0.86)	(0.77)	—	—	—	—	26.12	(2.86)[4]	1.34[5]	1.12[5]	0.71[5]	25	42[6]
12-31-2024	26.47	0.22	1.98	2.20	(0.11)	(1.67)	—	(1.78)	26.89	8.37	1.35	1.08	0.83	28	24
12-31-2023	24.97	0.10	3.87	3.97	(0.06)	(2.41)	—	(2.47)	26.47	17.83	1.35	1.09	0.40	29	18
12-31-2022	32.73	0.05	(3.47)	(3.42)	(0.09)	(4.25)	—	(4.34)	24.97	(10.24)	1.35	1.09	0.18	28	27
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
Series NAV
06-30-2025[3]	27.54	0.12	(0.88)	(0.76)	—	—	—	—	26.78	(2.76)[4]	1.09[5]	0.87[5]	0.98[5]	61	42[6]
12-31-2024	27.06	0.30	2.02	2.32	(0.17)	(1.67)	—	(1.84)	27.54	8.64	1.10	0.83	1.07	58	24
12-31-2023	25.47	0.17	3.95	4.12	(0.12)	(2.41)	—	(2.53)	27.06	18.12	1.10	0.84	0.66	59	18
12-31-2022	33.30	0.14	(3.55)	(3.41)	(0.17)	(4.25)	—	(4.42)	25.47	(10.03)	1.10	0.84	0.48	46	27
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2025[3]	6.52	(0.02)	(0.08)	(0.10)	—	—	—	—	6.42	(1.53)[4]	1.13[5]	1.12[5]	(0.55)[5]	67	35
12-31-2024	5.84	(0.03)	0.71	0.68	—	—	—	—	6.52	11.64	1.13	1.12	(0.49)	73	47
12-31-2023	5.03	(0.02)	0.83	0.81	—	—	—	—	5.84	16.10	1.14	1.13	(0.45)	75	41
12-31-2022	10.26	(0.03)	(3.11)	(3.14)	—	(2.09)	—	(2.09)	5.03	(31.12)	1.13	1.12	(0.43)	70	86
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
Series II
06-30-2025[3]	5.52	(0.02)	(0.07)	(0.09)	—	—	—	—	5.43	(1.63)[4]	1.33[5]	1.32[5]	(0.76)[5]	17	35
12-31-2024	4.96	(0.04)	0.60	0.56	—	—	—	—	5.52	11.29	1.33	1.32	(0.69)	19	47
12-31-2023	4.28	(0.03)	0.71	0.68	—	—	—	—	4.96	15.89	1.34	1.33	(0.65)	20	41
12-31-2022	9.19	(0.04)	(2.78)	(2.82)	—	(2.09)	—	(2.09)	4.28	(31.25)	1.33	1.32	(0.63)	21	86
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
Series NAV
06-30-2025[3]	6.76	(0.02)	(0.08)	(0.10)	—	—	—	—	6.66	(1.48)[4]	1.08[5]	1.07[5]	(0.50)[5]	191	35
12-31-2024	6.06	(0.03)	0.73	0.70	—	—	—	—	6.76	11.55	1.08	1.07	(0.44)	200	47
12-31-2023	5.21	(0.02)	0.87	0.85	—	—	—	—	6.06	16.31	1.09	1.08	(0.40)	184	41
12-31-2022	10.52	(0.03)	(3.19)	(3.22)	—	(2.09)	—	(2.09)	5.21	(31.13)	1.08	1.07	(0.38)	162	86
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
Small Company Value Trust
Series I
06-30-2025[3]	9.66	0.03	(0.26)	(0.23)	—	—	—	—	9.43	(2.38)[4]	1.20[5]	1.13[5]	0.70[5]	37	21
12-31-2024	9.16	0.05	0.88	0.93	(0.05)	(0.38)	—	(0.43)	9.66	10.20	1.20	1.12	0.51	40	32
12-31-2023	8.79	0.05	1.00	1.05	(0.02)	(0.66)	—	(0.68)	9.16	13.49	1.21	1.14	0.57	43	28
12-31-2022	12.59	0.03	(2.37)	(2.34)	—	(1.46)	—	(1.46)	8.79	(18.73)	1.20	1.13	0.25	43	26
12-31-2021	10.55	—[6]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
Series II
06-30-2025[3]	9.01	0.02	(0.24)	(0.22)	—	—	—	—	8.79	(2.44)[4]	1.40[5]	1.33[5]	0.50[5]	27	21
12-31-2024	8.58	0.03	0.82	0.85	(0.04)	(0.38)	—	(0.42)	9.01	9.88	1.40	1.32	0.31	29	32
12-31-2023	8.27	0.03	0.95	0.98	(0.01)	(0.66)	—	(0.67)	8.58	13.38	1.41	1.34	0.37	32	28
12-31-2022	11.98	—[6]	(2.25)	(2.25)	—	(1.46)	—	(1.46)	8.27	(18.95)	1.40	1.33	0.05	32	26
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
Series NAV
06-30-2025[3]	9.59	0.03	(0.26)	(0.23)	—	—	—	—	9.36	(2.40)[4]	1.15[5]	1.08[5]	0.75[5]	57	21
12-31-2024	9.09	0.05	0.89	0.94	(0.06)	(0.38)	—	(0.44)	9.59	10.32	1.15	1.07	0.56	58	32
12-31-2023	8.73	0.06	0.99	1.05	(0.03)	(0.66)	—	(0.69)	9.09	13.52	1.16	1.09	0.62	55	28
12-31-2022	12.51	0.03	(2.35)	(2.32)	—	(1.46)	—	(1.46)	8.73	(18.70)	1.15	1.08	0.30	55	26
12-31-2021	10.48	—[6]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
06-30-2025[3]	17.74	0.16	1.55	1.71	—	—	—	—	19.45	9.64[4]	0.68[5]	0.54[5]	1.79[5]	6,991	2
12-31-2024	17.09	0.27	2.42	2.69	(0.28)	(1.76)	—	(2.04)	17.74	15.65	0.68	0.53	1.46	6,983	4
12-31-2023	15.20	0.27	2.88	3.15	(0.27)	(0.99)	—	(1.26)	17.09	21.86	0.68	0.54	1.65	7,219	4
12-31-2022	22.63	0.30	(4.26)	(3.96)	(0.30)	(3.17)	—	(3.47)	15.20	(16.98)	0.67	0.53	1.58	6,905	4
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
Series I
06-30-2025[3]	28.71	0.13	1.46	1.59	—	—	—	—	30.30	5.54[4]	0.57[5]	0.49[5]	0.94[5]	564	4
12-31-2024	24.29	0.27	5.41	5.68	(0.14)	(1.12)	—	(1.26)	28.71	23.48	0.57	0.49	0.99	568	3
12-31-2023	20.82	0.27	4.82	5.09	(0.25)	(1.37)	—	(1.62)	24.29	25.53	0.58	0.50	1.18	507	2
12-31-2022	30.88	0.27	(6.54)	(6.27)	(0.28)	(3.51)	—	(3.79)	20.82	(20.41)	0.57	0.49	1.06	442	1
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
Series II
06-30-2025[3]	28.50	0.10	1.45	1.55	—	—	—	—	30.05	5.44[4]	0.77[5]	0.69[5]	0.74[5]	48	4
12-31-2024	24.13	0.21	5.38	5.59	(0.10)	(1.12)	—	(1.22)	28.50	23.23	0.77	0.69	0.79	49	3
12-31-2023	20.70	0.22	4.79	5.01	(0.21)	(1.37)	—	(1.58)	24.13	25.25	0.78	0.70	0.98	45	2
12-31-2022	30.71	0.22	(6.50)	(6.28)	(0.22)	(3.51)	—	(3.73)	20.70	(20.54)	0.77	0.69	0.86	38	1
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
Series NAV
06-30-2025[3]	28.71	0.14	1.46	1.60	—	—	—	—	30.31	5.57[4]	0.52[5]	0.44[5]	1.00[5]	460	4
12-31-2024	24.29	0.28	5.41	5.69	(0.15)	(1.12)	—	(1.27)	28.71	23.53	0.52	0.44	1.04	412	3
12-31-2023	20.82	0.28	4.83	5.11	(0.27)	(1.37)	—	(1.64)	24.29	25.58	0.53	0.45	1.23	253	2
12-31-2022	30.87	0.28	(6.53)	(6.25)	(0.29)	(3.51)	—	(3.80)	20.82	(20.34)	0.52	0.44	1.11	195	1
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Not annualized. 5 Annualized.
U.S. Growth Trust
Series I
06-30-2025[3]	6.13	—[4]	0.52	0.52	—	—	—	—	6.65	8.48[5]	0.80[6]	0.79[6]	(0.11)[6]	234	64[7]
12-31-2024	4.94	(0.02)	1.53	1.51	—	(0.32)	—	(0.32)	6.13	30.81	0.80	0.79	(0.31)	232	30
12-31-2023	3.28	(0.01)	1.73	1.72	—	(0.06)	—	(0.06)	4.94	52.85	0.82	0.81	(0.17)	204	34
12-31-2022	7.48	(0.01)	(2.70)	(2.71)	—	(1.49)	—	(1.49)	3.28	(37.70)	0.81	0.81	(0.22)	151	31
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
Series II
06-30-2025[3]	4.59	(0.01)	0.40	0.39	—	—	—	—	4.98	8.50[5]	1.00[6]	0.99[6]	(0.31)[6]	66	64[7]
12-31-2024	3.77	(0.02)	1.16	1.14	—	(0.32)	—	(0.32)	4.59	30.54	1.00	0.99	(0.51)	66	30
12-31-2023	2.52	(0.01)	1.32	1.31	—	(0.06)	—	(0.06)	3.77	52.51	1.02	1.01	(0.37)	61	34
12-31-2022	6.28	(0.02)	(2.25)	(2.27)	—	(1.49)	—	(1.49)	2.52	(37.88)	1.01	1.01	(0.42)	46	31
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
Series NAV
06-30-2025[3]	6.23	—[4]	0.54	0.54	—	—	—	—	6.77	8.67[5]	0.75[6]	0.74[6]	(0.06)[6]	408	64[7]
12-31-2024	5.02	(0.02)	1.55	1.53	—	(0.32)	—	(0.32)	6.23	30.71	0.75	0.74	(0.26)	389	30
12-31-2023	3.33	—[4]	1.75	1.75	—	(0.06)	—	(0.06)	5.02	52.95	0.77	0.76	(0.12)	317	34
12-31-2022	7.55	(0.01)	(2.72)	(2.73)	—	(1.49)	—	(1.49)	3.33	(37.59)	0.76	0.76	(0.18)	217	31
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-25. Unaudited. 4 Less than $0.005 per share. 5 Not annualized. 6 Annualized. 7 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust, International Equity Index Trust and International Small Company Trust. Series NAV of Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust and Series II of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to April 25, 2025, Small Cap Core Trust was known as Small Cap Value Trust.
Prior to May 28, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following
212

Significant accounting policies, continued

procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	10,960,366,402	$10,960,366,402	—	—
Short-term investments	292,707,323	292,707,323	—	—
Total investments in securities	$11,253,073,725	$11,253,073,725	—	—
Derivatives:
Assets
Futures	$8,583,988	$8,583,988	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,209,368,178	$1,209,368,178	—	—
Total investments in securities	$1,209,368,178	$1,209,368,178	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$200,508,297	$200,508,297	—	—
Total investments in securities	$200,508,297	$200,508,297	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,064,172,000	$1,064,172,000	—	—
Total investments in securities	$1,064,172,000	$1,064,172,000	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$976,985,134	$976,985,134	—	—
Total investments in securities	$976,985,134	$976,985,134	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$369,867,044	$369,867,044	—	—
Total investments in securities	$369,867,044	$369,867,044	—	—

213

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$330,824,455	$330,824,455	—	—
Consumer discretionary	331,741,490	331,741,490	—	—
Consumer staples	17,702,664	17,702,664	—	—
Energy	3,381,690	3,381,690	—	—
Financials	183,964,576	179,828,695	$4,135,881	—
Health care	142,149,008	142,149,008	—	—
Industrials	64,974,774	64,974,774	—	—
Information technology	989,094,455	989,094,455	—	—
Materials	14,962,125	14,962,125	—	—
Utilities	18,842,406	18,842,406	—	—
Corporate bonds	4,298,934	—	4,298,934	—
Short-term investments	15,220,027	15,220,027	—	—
Total investments in securities	$2,117,156,604	$2,108,721,789	$8,434,815	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$292,419,242	$292,419,242	—	—
Preferred securities	81,555	81,555	—	—
U.S. Government and Agency obligations	68,504,443	—	$68,504,443	—
Corporate bonds	35,706,109	—	35,706,109	—
Term loans	44,760,260	—	44,760,260	—
Asset-backed securities	518,383	—	518,383	—
Short-term investments	45,613,352	43,405,352	2,208,000	—
Total investments in securities	$487,603,344	$335,906,149	$151,697,195	—
Derivatives:
Liabilities
Written options	$(1,113,909)	—	$(1,113,909)	—

Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Brazil	$23,883,623	$23,883,623	—	—
Chile	871,238	871,238	—	—
China	62,316,478	2,353,615	$59,947,872	$14,991
Greece	1,286,799	—	1,286,799	—
Hong Kong	8,833,314	—	8,833,314	—
India	8,693,341	—	8,687,902	5,439
Indonesia	15,793	—	—	15,793
Israel	1,399,868	762,737	637,131	—
Luxembourg	8,061,403	4,845,358	3,216,045	—
Malaysia	227,419	—	227,419	—
Mexico	13,390,450	13,390,450	—	—
Peru	1,216,619	1,216,619	—	—
Philippines	1,373	—	—	1,373
Russia	—	—	—	—
Saudi Arabia	5,926,822	—	5,926,822	—
Singapore	4,081,816	—	4,081,816	—
South Africa	966,420	—	966,420	—
214

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust (continued)
South Korea	$32,248,542	$2,475,729	$29,704,802	$68,011
Taiwan	21,903,864	2,899,525	19,004,339	—
Thailand	1,997,632	—	1,997,632	—
Turkey	—	—	—	—
United Arab Emirates	5,727,377	—	5,727,377	—
United Kingdom	2,252,932	—	2,252,932	—
United States	4,359,766	4,359,766	—	—
Preferred securities
Brazil	4,032,257	4,032,257	—	—
Philippines	3,402	—	3,402	—
South Korea	6,969,472	—	6,969,472	—
Short-term investments	17,529,330	17,529,330	—	—
Total investments in securities	$238,197,350	$78,620,247	$159,471,496	$105,607
Derivatives:
Assets
Swap contracts	$312,380	—	$312,380	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,769,745	—	$1,769,745	—
Bermuda	7,192,240	$1,750,907	5,441,333	—
Canada	21,239,415	21,239,415	—	—
China	5,970,975	—	5,970,975	—
Denmark	6,679,881	—	6,679,881	—
Finland	5,067,449	—	5,067,449	—
France	31,707,951	—	31,707,951	—
Germany	5,786,458	—	5,786,458	—
Hong Kong	6,782,315	—	6,782,315	—
India	3,502,516	3,502,516	—	—
Ireland	3,296,592	—	3,296,592	—
Italy	13,299,207	—	13,299,207	—
Japan	44,941,715	—	44,941,715	—
Luxembourg	2,876,459	2,876,459	—	—
Mexico	6,720,105	6,720,105	—	—
Netherlands	17,044,609	—	17,044,609	—
Norway	2,225,319	—	2,225,319	—
South Korea	25,037,896	2,099,674	22,938,222	—
Spain	10,128,184	—	10,128,184	—
Switzerland	10,676,840	—	10,676,840	—
United Kingdom	59,298,178	5,858,080	53,440,098	—
United States	2,429,677	—	2,429,677	—
Short-term investments	5,687,509	5,687,509	—	—
Total investments in securities	$299,361,235	$49,734,665	$249,626,570	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$48,244,753	$48,244,753	—	—
Consumer discretionary	32,323,966	32,323,966	—	—
Consumer staples	72,510,743	72,510,743	—	—
215

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust (continued)
Energy	$71,902,143	$61,241,676	$10,660,467	—
Financials	187,657,130	187,657,130	—	—
Health care	104,620,410	101,163,675	3,456,735	—
Industrials	107,135,144	96,507,887	10,627,257	—
Information technology	74,609,563	67,612,909	6,996,654	—
Materials	25,051,430	25,051,430	—	—
Real estate	29,942,068	29,942,068	—	—
Utilities	47,528,472	47,528,472	—	—
Preferred securities
Consumer discretionary	3,807,801	—	3,807,801	—
Industrials	4,023,832	4,023,832	—	—
Utilities	1,523,115	1,523,115	—	—
Short-term investments	17,498,084	17,498,084	—	—
Total investments in securities	$828,378,654	$792,829,740	$35,548,914	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$49,735,304	$44,908,851	$4,826,453	—
Capital markets	34,546,957	31,300,999	3,245,958	—
Consumer finance	2,211,488	2,211,488	—	—
Financial services	13,713,473	13,713,473	—	—
Insurance	33,900,416	31,113,291	2,787,125	—
Real estate
Specialized REITs	965,265	965,265	—	—
Short-term investments	3,917,901	3,917,901	—	—
Total investments in securities	$138,990,804	$128,131,268	$10,859,536	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$243,335,706	$243,335,706	—	—
Consumer discretionary	556,658,361	523,632,429	$33,025,932	—
Consumer staples	91,795,747	91,795,747	—	—
Energy	128,021,989	128,021,989	—	—
Financials	328,221,226	328,221,226	—	—
Health care	255,338,970	255,338,970	—	—
Industrials	84,756,115	84,756,115	—	—
Information technology	749,860,161	721,467,680	28,392,481	—
Real estate	52,795,889	52,795,889	—	—
Short-term investments	999,072	999,072	—	—
Total investments in securities	$2,491,783,236	$2,430,364,823	$61,418,413	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$59,938,000	$59,938,000	—	—
Consumer discretionary	55,100,163	55,100,163	—	—
Consumer staples	71,974,884	55,629,470	$16,345,414	—
Energy	63,155,064	63,155,064	—	—
216

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust (continued)
Financials	$149,942,891	$149,942,891	—	—
Health care	160,266,965	160,266,965	—	—
Industrials	97,642,986	87,705,536	$9,937,450	—
Information technology	118,815,186	102,797,325	16,017,861	—
Materials	6,503,348	6,503,348	—	—
Real estate	28,515,382	28,515,382	—	—
Escrow certificates	—	—	—	—
Short-term investments	4,217,401	4,217,401	—	—
Total investments in securities	$816,072,270	$773,771,545	$42,300,725	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
Belgium	$5,835,251	—	$5,835,251	—
Denmark	3,081,407	—	3,081,407	—
France	21,395,167	—	21,395,167	—
Germany	7,890,684	—	7,890,684	—
Hong Kong	3,111,491	—	3,111,491	—
Ireland	16,431,116	$16,431,116	—	—
Japan	24,626,674	—	24,626,674	—
Netherlands	11,891,266	—	11,891,266	—
Switzerland	10,101,358	5,845,391	4,255,967	—
Taiwan	5,631,679	—	5,631,679	—
United Kingdom	6,122,502	—	6,122,502	—
United States	170,645,770	170,645,770	—	—
Preferred securities	6,369,820	—	6,369,820	—
Escrow certificates	—	—	—	—
Short-term investments	1,119,785	1,119,785	—	—
Total investments in securities	$294,253,970	$194,042,062	$100,211,908	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Financials	$449,121	$449,121	—	—
Health care	208,822,388	201,950,036	$6,872,352	—
Materials	22,174	22,174	—	—
Preferred securities	549,638	—	549,638	—
Convertible bonds	238,865	—	238,865	—
Warrants	1,769	1,537	232	—
Short-term investments	2,452,509	2,452,509	—	—
Total investments in securities	$212,536,464	$204,875,377	$7,661,087	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$45,420,040	—	$45,420,040	—
Austria	1,425,257	—	1,425,257	—
Belgium	5,660,567	—	5,660,567	—
217

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Brazil	$10,191,173	$10,191,173	—	—
Canada	84,497,165	84,121,255	$375,910	—
Chile	1,771,414	1,433,653	337,761	—
China	81,237,618	2,686,949	78,550,669	—
Colombia	177,693	177,693	—	—
Czech Republic	521,338	—	521,338	—
Denmark	15,263,853	—	15,263,853	—
Egypt	201,865	—	201,865	—
Finland	7,121,814	—	7,121,814	—
France	73,131,393	—	73,131,393	—
Germany	67,667,497	—	67,667,497	—
Greece	1,983,931	—	1,983,931	—
Hong Kong	17,908,393	271,898	17,624,754	$11,741
Hungary	916,825	—	916,825	—
India	56,209,638	4,087,105	52,122,533	—
Indonesia	3,649,068	6,065	3,643,003	—
Ireland	8,825,977	3,391,168	5,434,809	—
Israel	6,626,859	2,268,269	4,358,590	—
Italy	20,252,618	—	20,252,618	—
Japan	145,538,491	—	145,538,491	—
Luxembourg	1,548,551	—	1,548,551	—
Macau	172,210	—	172,210	—
Malaysia	3,960,982	—	3,960,982	—
Mexico	6,146,098	6,146,098	—	—
Netherlands	33,462,596	—	33,462,596	—
New Zealand	1,864,395	—	1,864,395	—
Norway	4,183,928	—	4,183,928	—
Peru	638,693	638,693	—	—
Philippines	1,462,461	—	1,462,461	—
Poland	3,683,621	—	3,683,621	—
Portugal	1,018,230	—	1,018,230	—
Russia	—	—	—	—
Saudi Arabia	10,851,073	—	10,851,073	—
Singapore	12,796,721	2,589,656	10,207,065	—
South Africa	9,043,611	—	9,043,611	—
South Korea	32,065,577	85,110	31,980,467	—
Spain	21,448,004	—	21,448,004	—
Sweden	24,588,596	4,220,370	20,368,226	—
Switzerland	66,862,543	—	66,862,543	—
Taiwan	59,127,721	—	59,127,721	—
Thailand	3,124,956	—	3,124,956	—
Turkey	1,636,830	—	1,636,830	—
United Arab Emirates	—	—	—	—
United Kingdom	95,119,259	120,536	94,998,723	—
United States	3,560,750	3,004,589	556,161	—
Preferred securities
Brazil	3,650,996	3,650,996	—	—
Chile	17,462	17,462	—	—
Germany	2,056,174	—	2,056,174	—
South Korea	1,289,814	—	1,289,814	—
Rights	20,863	—	20,863	—
Warrants	10,563	—	10,563	—
Short-term investments	8,428,645	8,428,645	—	—
Total investments in securities	$1,070,042,410	$137,537,383	$932,493,286	$11,741
218

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Derivatives:
Assets
Futures	$657,840	$657,840	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,273,945	$33,852	$6,232,088	$8,005
Austria	1,619,014	—	1,619,014	—
Belgium	1,739,486	5,790	1,732,308	1,388
Bermuda	233,449	—	233,449	—
Cambodia	24,059	—	24,059	—
Canada	11,838,530	11,781,620	56,657	253
Denmark	2,683,508	—	2,683,508	—
Finland	2,968,093	—	2,968,093	—
France	5,658,536	—	5,658,536	—
Georgia	156,597	—	156,597	—
Germany	6,104,184	—	6,104,184	—
Greece	15,870	—	15,798	72
Guernsey, Channel Islands	—	—	—	—
Hong Kong	1,929,986	—	1,927,483	2,503
Ireland	731,109	—	731,109	—
Isle of Man	60,338	—	60,338	—
Israel	1,233,833	27,161	1,206,672	—
Italy	4,314,895	—	4,314,895	—
Japan	23,084,440	—	23,084,440	—
Liechtenstein	79,762	—	79,762	—
Luxembourg	571,185	—	571,185	—
Macau	10,115	—	10,115	—
Malaysia	15,020	—	15,020	—
Mauritius	10,563	—	10,563	—
Mongolia	9,754	—	9,754	—
Netherlands	2,471,979	171,046	2,300,933	—
New Zealand	385,939	—	385,939	—
Norway	806,954	10,770	796,184	—
Peru	84,259	—	84,259	—
Poland	74,954	—	74,954	—
Portugal	530,404	—	530,404	—
Singapore	1,060,084	—	1,049,046	11,038
South Africa	82,363	—	82,363	—
Spain	2,673,966	—	2,671,000	2,966
Sweden	2,979,876	—	2,979,876	—
Switzerland	8,388,624	—	8,388,624	—
Taiwan	14,750	—	14,750	—
United Arab Emirates	9,048	—	9,048	—
United Kingdom	11,867,400	197,439	11,658,471	11,490
United States	612,112	299,325	312,787	—
Preferred securities	432,912	—	432,912	—
Rights	10,658	—	10,658	—
Warrants	1,004	31	973	—
Short-term investments	2,383,284	2,383,284	—	—
Total investments in securities	$106,236,841	$14,910,318	$91,288,808	$37,715
219

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Derivatives:
Assets
Futures	$13,014	$13,014	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$979,528,762	$979,528,762	—	—
Short-term investments	22	22	—	—
Total investments in securities	$979,528,784	$979,528,784	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$153,087,354	$153,087,354	—	—
Short-term investments	3,930	3,930	—	—
Total investments in securities	$153,091,284	$153,091,284	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,133,835,789	$5,133,835,789	—	—
Short-term investments	75	75	—	—
Total investments in securities	$5,133,835,864	$5,133,835,864	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$269,560,047	$269,560,047	—	—
Short-term investments	4,584	4,584	—	—
Total investments in securities	$269,564,631	$269,564,631	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$629,274,424	$629,274,424	—	—
Preferred securities	3,373,178	—	—	$3,373,178
Exchange-traded funds	6,725,201	6,725,201	—	—
Short-term investments	19,600,000	—	$19,600,000	—
Total investments in securities	$658,972,803	$635,999,625	$19,600,000	$3,373,178

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,137,269,475	$1,137,269,475	—	—
Short-term investments	49,074,281	49,074,281	—	—
Total investments in securities	$1,186,343,756	$1,186,343,756	—	—
220

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Index Trust (continued)
Derivatives:
Assets
Futures	$924,336	$924,336	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$11,665,438	$11,665,438	—	—
Consumer discretionary	36,632,572	29,959,256	$6,673,316	—
Consumer staples	22,698,964	22,698,964	—	—
Energy	42,037,808	42,037,808	—	—
Financials	115,926,974	112,373,216	3,553,758	—
Health care	62,208,560	62,208,560	—	—
Industrials	99,263,992	99,263,992	—	—
Information technology	61,880,598	61,880,598	—	—
Materials	32,025,306	28,408,872	3,616,434	—
Real estate	45,280,588	45,280,588	—	—
Utilities	37,042,847	37,042,847	—	—
Convertible bonds	1,092,465	—	1,092,465	—
Short-term investments	20,748,197	20,748,197	—	—
Total investments in securities	$588,504,309	$573,568,336	$14,935,973	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$274,681,784	$274,681,784	—	—
Short-term investments	5,413,664	5,413,664	—	—
Total investments in securities	$280,095,448	$280,095,448	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$195,889,951	$195,889,951	—	—
Consumer discretionary	15,105,233	15,105,233	—	—
Financials	18,440,652	18,440,652	—	—
Health care	522,178	—	$522,178	—
Industrials	1,738,674	1,738,674	—	—
Information technology	855,147,392	845,504,818	9,642,574	—
Real estate	107,388	107,388	—	—
Short-term investments	16,382,087	16,382,087	—	—
Total investments in securities	$1,103,333,555	$1,093,168,803	$10,164,752	—

Small Cap Core Trust
Investments in securities:
Assets
Common stocks	$281,501,828	$281,501,828	—	—
Short-term investments	7,271,474	7,271,474	—	—
Total investments in securities	$288,773,302	$288,773,302	—	—

221

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,837,399	$12,837,399	—	—
Consumer discretionary	48,981,582	48,960,168	$21,414	—
Consumer staples	11,008,639	11,008,639	—	—
Energy	23,666,650	23,666,650	—	—
Financials	93,962,191	93,961,475	—	$716
Health care	77,593,694	77,512,992	1,462	79,240
Industrials	82,950,222	82,950,222	—	—
Information technology	71,352,144	71,352,144	—	—
Materials	18,426,017	18,412,899	—	13,118
Real estate	29,809,800	29,809,800	—	—
Utilities	15,498,665	15,498,665	—	—
Rights	13,358	13,358	—	—
Warrants	443	443	—	—
Short-term investments	24,571,428	24,571,428	—	—
Total investments in securities	$510,672,232	$510,556,282	$22,876	$93,074
Derivatives:
Assets
Futures	$208,710	$208,710	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$6,364,173	$6,364,173	—	—
Consumer discretionary	24,333,890	24,333,890	—	—
Consumer staples	9,394,700	9,394,700	—	—
Energy	15,164,072	15,164,072	—	—
Financials	46,194,385	46,193,769	—	$616
Health care	11,808,376	11,807,209	$298	869
Industrials	26,196,038	26,195,970	—	68
Information technology	12,008,293	12,008,293	—	—
Materials	10,108,530	10,097,822	—	10,708
Real estate	1,542,669	1,542,669	—	—
Utilities	440,212	440,212	—	—
Short-term investments	2,568,605	2,568,605	—	—
Total investments in securities	$166,123,943	$166,111,384	$298	$12,261
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$271,005,650	$269,866,266	$1,139,384	—
Exchange-traded funds	823,906	823,906	—	—
Short-term investments	7,830,700	4,330,700	3,500,000	—
Total investments in securities	$279,660,256	$275,020,872	$4,639,384	—

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Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Company Value Trust
Investments in securities:
Assets
Common stocks	$118,977,948	$118,977,948	—	—
Short-term investments	3,808,921	3,808,921	—	—
Total investments in securities	$122,786,869	$122,786,869	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$497,863,823	$399,554,616	$98,309,207	—
Consumer discretionary	694,333,962	485,222,814	209,111,148	—
Consumer staples	410,641,764	240,530,062	170,111,702	—
Energy	216,001,626	146,287,944	69,713,682	—
Financials	1,200,291,247	680,213,665	520,076,988	$594
Health care	691,062,449	448,149,096	242,803,182	110,171
Industrials	907,003,807	494,539,295	412,464,512	—
Information technology	1,525,133,593	1,344,659,355	180,474,238	—
Materials	232,657,360	112,583,701	120,063,411	10,248
Real estate	173,000,732	131,336,850	41,663,882	—
Utilities	190,985,551	114,295,885	76,689,666	—
Preferred securities	6,744,800	—	6,744,800	—
Rights	10,037	10,037	—	—
Warrants	618	618	—	—
Short-term investments	246,645,645	246,645,645	—	—
Total investments in securities	$6,992,377,014	$4,844,029,583	$2,148,226,418	$121,013
Derivatives:
Assets
Futures	$6,446,492	$6,446,492	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$97,155,704	$97,155,704	—	—
Consumer discretionary	111,430,776	111,426,436	$4,311	$29
Consumer staples	59,767,611	59,767,611	—	—
Energy	31,573,963	31,573,963	—	—
Financials	151,649,564	151,642,645	6,796	123
Health care	99,387,514	99,358,850	146	28,518
Industrials	101,034,199	101,034,199	—	—
Information technology	316,216,138	316,216,138	—	—
Materials	23,430,751	23,430,556	—	195
Real estate	24,739,625	24,736,976	—	2,649
Utilities	23,098,103	23,098,103	—	—
Preferred securities	14,250	14,250	—	—
Rights	1,534	1,534	—	—
Warrants	99	99	—	—
Short-term investments	31,771,317	31,771,317	—	—
Total investments in securities	$1,071,271,148	$1,071,228,381	$11,253	$31,514
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Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Derivatives:
Assets
Futures	$752,027	$752,027	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

U.S. Growth Trust
Investments in securities:
Assets
Common stocks	$703,865,085	$703,865,085	—	—
Short-term investments	2,574,859	2,574,859	—	—
Total investments in securities	$706,439,944	$706,439,944	—	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement
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securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2025. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$1,261,771	$1,309,100	—
Blue Chip Growth Trust	100,540	—	$110,002
Capital Appreciation Value Trust	2,252,052	2,395,800	—
Disciplined Value Emerging Markets Equity Trust	6,946,096	7,296,865	—
Disciplined Value International Trust	43,929	46,150	—
Equity Income Trust	7,824,481	8,112,459	—
International Equity Index Trust	2,233,655	2,290,565	—
International Small Company Trust	2,239,752	2,381,604	—
Mid Cap Index Trust	12,251,465	12,567,450	—
Mid Value Trust	10,722,675	11,019,370	—
Science & Technology Trust	12,725,812	12,990,849	—
Small Cap Index Trust	30,186,426	7,724,677	23,403,135
Small Cap Opportunities Trust	1,796,379	1,846,330	—
Small Cap Stock Trust	4,229,659	4,327,350	—
Small Company Value Trust	2,168,519	2,222,825	—
Strategic Equity Allocation Trust	44,826,555	46,903,743	—
Total Stock Market Index Trust	3,870,253	3,999,226	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a portfolio may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect a portfolio's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an
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aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
International Equity Index Trust can borrow up to $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2025 were as follows:
Portfolio	Commitment fee
500 Index Trust	$27,053
American Asset Allocation Trust	3,311
American Global Growth Trust	820
American Growth Trust	2,939
American Growth-Income Trust	2,756
American International Trust	1,193
Blue Chip Growth Trust	5,570
Capital Appreciation Value Trust	1,516
Disciplined Value Emerging Markets Equity Trust	874
Disciplined Value International Trust	994
Equity Income Trust	3,726
Financial Industries Trust	669
Fundamental All Cap Core Trust	6,954
Fundamental Large Cap Value Trust	2,406
Global Equity Trust	1,061
Health Sciences Trust	932
International Equity Index Trust	46,958
International Small Company Trust	569
Portfolio	Commitment fee
Lifestyle Balanced Portfolio	$2,776
Lifestyle Conservative Portfolio	709
Lifestyle Growth Portfolio	13,173
Lifestyle Moderate Portfolio	1,002
Mid Cap Growth Trust	1,987
Mid Cap Index Trust	3,501
Mid Value Trust	1,911
Real Estate Securities Trust	1,074
Science & Technology Trust	3,175
Small Cap Core Trust	1,445
Small Cap Index Trust	1,694
Small Cap Opportunities Trust	747
Small Cap Stock Trust	1,071
Small Company Value Trust	644
Strategic Equity Allocation Trust	18,156
Total Stock Market Index Trust	2,892
U.S. Growth Trust	2,048

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
American International Trust	$—	$3,240,785
Disciplined Value Emerging Markets Equity Trust	25,127,797	24,189,399
International Equity Index Trust	104,336	8,045,678
Mid Cap Growth Trust	77,257,291	—
Real Estate Securities Trust	2,003,897	—
Small Cap Stock Trust	44,867,090	—
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,802,746,206	$7,606,914,926	$(148,003,419)	$7,458,911,507
American Asset Allocation Trust	1,072,602,818	136,765,360	—	136,765,360
American Global Growth Trust	183,339,927	17,168,370	—	17,168,370
American Growth Trust	755,701,929	308,470,071	—	308,470,071
American Growth-Income Trust	817,956,420	159,028,714	—	159,028,714
American International Trust	357,262,383	12,604,661	—	12,604,661
Blue Chip Growth Trust	1,170,255,566	967,084,044	(20,183,006)	946,901,038
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Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Value Trust	$444,489,428	$53,386,810	$(11,386,803)	$42,000,007
Disciplined Value Emerging Markets Equity Trust	217,454,509	28,714,274	(7,659,053)	21,055,221
Disciplined Value International Trust	254,992,643	50,554,864	(6,186,272)	44,368,592
Equity Income Trust	691,685,996	169,496,093	(32,803,435)	136,692,658
Financial Industries Trust	109,131,207	30,102,229	(242,632)	29,859,597
Fundamental All Cap Core Trust	1,612,831,391	977,063,526	(98,111,681)	878,951,845
Fundamental Large Cap Value Trust	596,593,116	257,020,937	(37,541,783)	219,479,154
Global Equity Trust	245,599,889	55,765,197	(7,111,116)	48,654,081
Health Sciences Trust	189,782,052	45,551,732	(22,797,320)	22,754,412
International Equity Index Trust	698,624,778	426,808,892	(54,733,420)	372,075,472
International Small Company Trust	103,499,517	25,491,079	(22,740,741)	2,750,338
Lifestyle Balanced Portfolio	991,576,716	34,527,542	(46,575,474)	(12,047,932)
Lifestyle Conservative Portfolio	170,132,471	4,978,187	(22,019,374)	(17,041,187)
Lifestyle Growth Portfolio	4,968,975,005	340,957,358	(176,096,499)	164,860,859
Lifestyle Moderate Portfolio	281,732,492	11,055,122	(23,222,983)	(12,167,861)
Mid Cap Growth Trust	573,138,794	103,853,864	(18,019,855)	85,834,009
Mid Cap Index Trust	919,713,645	353,747,194	(86,192,747)	267,554,447
Mid Value Trust	540,288,885	80,408,887	(32,193,463)	48,215,424
Real Estate Securities Trust	262,436,031	26,536,985	(8,877,568)	17,659,417
Science & Technology Trust	930,805,854	183,252,687	(10,724,986)	172,527,701
Small Cap Core Trust	264,121,541	28,911,920	(4,260,159)	24,651,761
Small Cap Index Trust	431,098,792	158,008,889	(78,226,739)	79,782,150
Small Cap Opportunities Trust	155,825,017	29,562,715	(19,263,789)	10,298,926
Small Cap Stock Trust	243,620,185	59,786,593	(23,746,522)	36,040,071
Small Company Value Trust	105,291,730	25,717,071	(8,221,932)	17,495,139
Strategic Equity Allocation Trust	3,389,825,901	3,818,722,314	(209,724,709)	3,608,997,605
Total Stock Market Index Trust	442,782,895	659,918,020	(30,677,740)	629,240,280
U.S. Growth Trust	489,898,773	217,474,489	(933,318)	216,541,171
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions and corporate actions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
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As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $317.7 million to $364.2 million
International Equity Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $14.7 million to $17.6 million
International Small Company Trust	To equitize cash balances.	From $670,000 to $1.2 million
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $40.6 million to $40.9 million
Small Cap Core Trust	To gain exposure to certain securities markets. As of June 30, 2025, there were no open futures contracts.	Up to $106.8 million, as measured during the period
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $15.7 million to $19.6 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $241.5 million to $269.7 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $25.6 million to $38.5 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	From $732,000 to $1.4 million
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered
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Derivative instruments, continued

out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Disciplined Value Emerging Markets Equity Trust	To gain exposure to a security or market without investing directly in such security or market.	From $2.1 million to $3.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2025 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$8,583,988	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(1,113,909)
Disciplined Value Emerging Markets Equity Trust	Equity	Swap contracts, at value	Total return swaps	$312,380	—
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$657,840	—
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$13,014	—
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$924,336	—
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$208,710	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$6,446,492	—
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$752,027	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2025:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
500 Index Trust	Equity	$(4,894,105)	—	—	$(4,894,105)
Capital Appreciation Value Trust	Equity	—	$845,442	—	$845,442
Disciplined Value Emerging Markets Equity Trust	Equity	—	—	$468,086	$468,086
International Equity Index Trust	Equity	$6,285,027	—	—	$6,285,027
International Small Company Trust	Equity	$72,764	—	—	$72,764
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Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
Mid Cap Index Trust	Equity	$(3,508,975)	—	—	(3,508,975)
Small Cap Core Trust	Equity	$4,329,218	—	—	$4,329,218
Small Cap Index Trust	Equity	$(1,991,873)	—	—	(1,991,873)
Strategic Equity Allocation Trust	Equity	$(2,152,366)	—	—	(2,152,366)
Total Stock Market Index Trust	Equity	$(627,022)	—	—	$(627,022)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
500 Index Trust	Equity	$19,836,693	—	—	$19,836,693
Capital Appreciation Value Trust	Equity	—	$(538,330)	—	$(538,330)
Disciplined Value Emerging Markets Equity Trust	Equity	—	—	$346,211	$346,211
International Equity Index Trust	Equity	$1,001,648	—	—	$1,001,648
International Small Company Trust	Equity	$45,672	—	—	$45,672
Mid Cap Index Trust	Equity	$2,440,656	—	—	$2,440,656
Small Cap Index Trust	Equity	$1,087,513	—	—	$1,087,513
Strategic Equity Allocation Trust	Equity	$14,214,402	—	—	$14,214,402
Total Stock Market Index Trust	Equity	$1,650,942	—	—	$1,650,942
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — 0.780% of the first $500 million of aggregate net assets. If aggregate net assets are between $500 million and $1 billion, then 0.775% of all aggregate net assets. If aggregate net assets are between $1 billion and $2 billion, then the following fee schedule shall apply: a) 0.750% of the first $1 billion of aggregate net assets; b) 0.740% of the excess over $1 billion of aggregate net assets. If aggregate net assets exceed $2 billion, then the following fee schedule shall apply: a) 0.740% of the first $3 billion of aggregate net assets; b) 0.725% of the excess over $3 billion of aggregate net assets.  Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series – (I) (Asia).
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of all levels of aggregate net assets.
•  Disciplined Value Emerging Markets Equity Trust — a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
•  Disciplined Value International Trust — a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets; and f) 0.650% of the excess over $5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund, Disciplined Value International Fund, a series of John Hancock Investment Trust, MLI Pension Plus Growth Fund, Manulife Balanced Fund, Manulife MIM Diversified Fund, Manulife Diversified Tri-Plan Fund, Manulife Aggressive Asset Allocation Fund, Manulife Balanced Asset Allocation Fund, Manulife Growth Asset Allocation Fund, Manulife Moderate Asset Allocation Fund and Manulife Retirement Date 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 Funds.
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•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund, Manulife US Large Cap Value Equity Fund (Canada) and Manulife North American Equity Fund Series II (Asia).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — If aggregate net assets are less than $750 million, then the following fee schedule shall apply: a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the next $250 million of aggregate net assets. If aggregate net assets equal or exceed $750 million but are less than $1.5 billion, then the following fee schedule shall apply: a) 0.95% of the first $1 billion of aggregate net assets; and b) 0.90% of the next $500 million of aggregate net assets. If aggregate net assets equal or exceed $1.5 billion but are less than $2 billion, then the management fee to be paid is 0.77% of all levels of aggregate net assets. If aggregate net assets equal or exceed $2 billion, then the management fee to be paid is 0.75% of all levels of aggregate net assets. Aggregate net assets are the net assets of the portfolio and Manulife Healthcare Fund Series I. Prior to March 28, 2025, aggregate net assets were the net assets of the portfolio, JHF II Health Sciences Fund and Manulife Healthcare Fund Series I.
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.800% of aggregate net assets.
•  Lifestyle Portfolios — The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Value Trust — a) 0.950% of the first $1 billion of aggregate net assets; b) 0.865% of the excess over $1 billion of aggregate net assets; c) 0.860% of the excess over $2 billion of aggregate net assets; d) 0.855% of the excess over $3 billion of aggregate net assets; and e) 0.850% of the excess over $5.5 billion of aggregate net assets. If aggregate net assets exceed $1 billion, the management fee rate is 0.865% of all aggregate net assets. If aggregate net assets exceed $2 billion, the management fee rate is 0.860% of aggregate net assets. If aggregate net assets exceed $3 billion, the management fee rate is 0.855% of aggregate net assets. If aggregate net assets exceed $5.5 billion, the management fee rate is 0.850% of aggregate net assets.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of aggregate net assets between $50 million and $100 million; c) 1.000% of aggregate net assets between $100 million and $200 million; d) 0.975% of aggregate net assets between $200 million and $500 million; e) 0.950% of aggregate net assets between $500 million and $1 billion; and f) 0.925% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $100 million on any day, the annual rate of advisory fee for that day is 1.000% on the first $100 million of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets are the net assets of the portfolio and (MMTF) Manulife Technology Fund. Prior to March 28, 2025, aggregate net assets were the net assets of the portfolio, JHF II Science & Technology Fund and (MMTF) Manulife Technology Fund.
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•  Small Cap Core Trust — a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets. Aggregate net assets are the net assets of the portfolio and, effective April 26, 2025, JHF Small Cap Core Fund.
Prior to April 26, 2025, the annual rates were a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Cap Opportunities Trust — 0.720% of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
Prior to May 29, 2025, the annual rates were a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
•  U.S. Growth Trust — a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets. Effective May 29, 2025, aggregate net assets are the net assets of the portfolio, JHF III U.S. Growth Fund and Manulife Wellington U.S. Quality Growth Fund, a series trust of The Manufacturers Life Insurance Company.
Prior to May 29, 2025, the annual rates were a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors:
Portfolio	Subadvisor(s)
Disciplined Value Emerging Markets Equity Trust Disciplined Value International Trust	Boston Partners Global Investors, Inc.
International Small Company Trust Small Cap Opportunities Trust[1]	Dimensional Fund Advisors LP
500 Index Trust[2]
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Mid Cap Index Trust[2]
Small Cap Core Trust[3]
Small Cap Index Trust[2]
Strategic Equity Allocation Trust
Total Stock Market Index Trust[2]	Manulife Investment Management (US) LLC[4]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Science & Technology Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust U.S. Growth Trust[5]	Wellington Management Company LLP
1  Effective May 28, 2025, Dimensional Fund Advisors LP became the sole subadvisor to the portfolio and GW&K Investment Management, LLC no longer serves as subadvisor.
2  Prior to June 30, 2025, the subadvisor of the portfolio was Manulife Investment Management (North America) Limited.
3  Prior to April 25, 2025, the subadvisor of the portfolio was Wellington Management Company LLP.
4  An affiliate of the Advisor.
5  Prior to May 28, 2025, the subadvisor of the portfolio was Jennison Associates LLC.
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The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value Emerging Markets Equity Trust	0.25%
Disciplined Value International Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.25%
Health Sciences Trust	0.20%
Portfolio	Expense limitation as a percentage of average net assets
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.20%
Mid Cap Index Trust	0.08%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Core Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
U.S. Growth Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex (the participating portfolios), excluding the Lifestyle Portfolios. This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2025, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. This expense reimbursement will remain in effect until April 30, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares in an amount equal to the amount by which expenses of Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares exceed 1.83% of average daily net assets attributable to each class. This reimbursement includes all expenses of the applicable class except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, and short dividend expense. This expense reimbursement will remain in effect until April 30, 2027 unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to April 30, 2025, the Advisor contractually agreed to reduce its management fee, or if necessary, make a payment to Lifestyle Growth Portfolio Series I shares in an amount equal to the amount by which expenses of the portfolio's Series I shares exceeded 0.92% of average daily net assets attributable to the class.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2026, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Fundamental Large Cap Value Trust Series I shares in an amount equal to the amount by which expenses of the portfolio's Series I shares exceeded 0.88% of average daily net assets attributable to the class. This waiver included all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expired on April 30, 2025.
233

Fees and transactions with affiliates, continued

The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Small Cap Index Trust Series I and Series NAV shares in an amount equal to the amount by which expenses of the portfolio's Series I and Series NAV shares exceeded 0.70% of average daily net assets attributable to the class. This waiver included all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expired on April 30, 2025.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio's average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate management fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2025, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$9,179,426	$112,465	—	$4,102,865	$13,394,756
American Asset Allocation Trust	15,722	28,361	$4,228	—	48,311
American Global Growth Trust	2,375	4,526	1,081	—	7,982
American Growth Trust	14,650	23,156	3,668	—	41,474
American Growth-Income Trust	14,926	16,710	7,116	—	38,752
American International Trust	5,222	8,240	1,082	—	14,544
Blue Chip Growth Trust	63,409	20,019	—	288,027	371,455
Capital Appreciation Value Trust	1,884	54,713	—	56,220	112,817
Disciplined Value Emerging Markets Equity Trust	250	893	—	8,331	9,474
Disciplined Value International Trust	3,088	1,799	—	6,686	11,573
Equity Income Trust	34,628	16,236	—	113,419	164,283
Financial Industries Trust	4,173	714	—	1,419	6,306
Fundamental All Cap Core Trust	4,338	2,030	—	99,671	106,039
Fundamental Large Cap Value Trust	27,025	8,798	—	12,381	48,204
Global Equity Trust	8,933	845	—	2,229	12,007
Health Sciences Trust	10,595	9,612	—	33,786	53,993
International Equity Index Trust	459,288	25,780	—	887,580	1,372,648
International Small Company Trust	779	534	—	2,744	4,057
Lifestyle Balanced Portfolio	891	17,809	—	5,065	23,765
Lifestyle Conservative Portfolio	2,751	29,381	—	1,643	33,775
Lifestyle Growth Portfolio	4,858	102,893	—	16,104	123,855
Lifestyle Moderate Portfolio	1,329	23,150	—	5,373	29,852
Mid Cap Growth Trust	5,652	2,510	—	17,876	26,038
Mid Cap Index Trust	450,132	27,655	—	158,410	636,197
Mid Value Trust	58,716	12,684	—	80,494	151,894
Real Estate Securities Trust	1,944	910	—	8,992	11,846
Science & Technology Trust	233,313	17,107	—	55,625	306,045
Small Cap Core Trust	4,634	684	—	10,023	15,341
Small Cap Index Trust	99,328	6,851	—	41,056	147,235
Small Cap Opportunities Trust	83,118	27,226	—	61,395	171,739
Small Cap Stock Trust	2,785	706	—	7,860	11,351
Small Company Value Trust	13,181	9,572	—	19,677	42,430
Strategic Equity Allocation Trust	—	—	—	4,808,322	4,808,322
Total Stock Market Index Trust	213,056	18,375	—	163,136	394,567
U.S. Growth Trust	9,087	2,557	—	15,546	27,190
234

Fees and transactions with affiliates, continued

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2025, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.21%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.69%
Capital Appreciation Value Trust	0.78%
Disciplined Value Emerging Markets Equity Trust	0.75%
Disciplined Value International Trust	0.66%
Equity Income Trust	0.65%
Financial Industries Trust	0.78%
Fundamental All Cap Core Trust	0.66%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.78%
International Equity Index Trust	0.24%
International Small Company Trust	0.79%
Portfolio	Net Annual Effective Rate
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.00%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.02%
Mid Cap Growth Trust	0.83%
Mid Cap Index Trust	0.36%
Mid Value Trust	0.81%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.89%
Small Cap Core Trust	0.90%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.73%
Small Cap Stock Trust	1.00%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.39%
U.S. Growth Trust	0.67%

*	The JHVIT Feeder Funds do not incur investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2025, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2025 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$1,799,357	$110,309	$—	$1,909,666
American Asset Allocation Trust	1,133,055	2,555,481	126,982	3,815,518
American Global Growth Trust	171,163	407,563	32,458	611,184
American Growth Trust	1,054,396	2,084,362	110,080	3,248,838
American Growth-Income Trust	1,075,051	1,504,624	213,650	2,793,325
American International Trust	376,387	742,048	32,487	1,150,922
Blue Chip Growth Trust	84,221	132,944	—	217,165
Capital Appreciation Value Trust	1,954	284,091	—	286,045
Disciplined Value Emerging Markets Equity Trust	1,504	26,852	—	28,356
Disciplined Value International Trust	18,553	54,059	—	72,612
235

Fees and transactions with affiliates, continued

	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
Equity Income Trust	$51,924	$121,727	$—	$173,651
Financial Industries Trust	22,710	19,446	—	42,156
Fundamental All Cap Core Trust	24,859	58,182	—	83,041
Fundamental Large Cap Value Trust	110,475	179,825	—	290,300
Global Equity Trust	53,643	25,375	—	79,018
Health Sciences Trust	11,068	50,139	—	61,207
International Equity Index Trust	81,857	22,629	—	104,486
International Small Company Trust	4,683	16,031	—	20,714
Lifestyle Balanced Portfolio	8,905	890,524	—	899,429
Lifestyle Conservative Portfolio	3,099	165,616	—	168,715
Lifestyle Growth Portfolio	48,584	5,144,907	—	5,193,491
Lifestyle Moderate Portfolio	2,935	255,529	—	258,464
Mid Cap Growth Trust	33,899	75,276	—	109,175
Mid Cap Index Trust	206,022	63,300	—	269,322
Mid Value Trust	56,849	61,435	—	118,284
Real Estate Securities Trust	11,678	27,322	—	39,000
Science & Technology Trust	192,917	70,701	—	263,618
Small Cap Core Trust	27,648	20,400	—	48,048
Small Cap Index Trust	83,535	28,821	—	112,356
Small Cap Opportunities Trust	19,307	31,621	—	50,928
Small Cap Stock Trust	16,700	21,168	—	37,868
Small Company Value Trust	9,258	33,620	—	42,878
Total Stock Market Index Trust	134,135	57,839	—	191,974
U.S. Growth Trust	54,497	76,674	—	131,171
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.05% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the six months ended June 30, 2025, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$204,438
American Global Growth Trust	43,473
American Growth Trust	250,124
American Growth-Income Trust	140,432
American International Trust	49,470
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Blue Chip Growth Trust	Lender	$7,000,000	2	4.836%	$1,881
Capital Appreciation Value Trust	Lender	21,000,000	1	4.830%	2,818
Disciplined Value Emerging Markets Equity Trust	Lender	8,300,000	1	4.840%	1,116
Disciplined Value International Trust	Borrower	2,700,000	1	4.855%	(364)
Disciplined Value International Trust	Lender	8,000,000	3	4.840%	3,227
Equity Income Trust	Lender	4,150,000	2	4.817%	1,111
International Equity Index Trust	Borrower	2,100,000	1	4.895%	(286)
International Equity Index Trust	Lender	3,340,000	5	4.813%	2,233
Mid Cap Growth Trust	Lender	6,300,000	5	4.827%	4,224
Mid Value Trust	Lender	20,060,000	5	4.826%	13,446
Science & Technology Trust	Lender	1,900,000	1	4.835%	255
Small Cap Core Trust	Lender	10,600,000	1	4.820%	1,419
Small Cap Stock Trust	Lender	4,120,000	5	4.836%	2,767
Small Company Value Trust	Lender	1,900,000	1	4.805%	254
Strategic Equity Allocation Trust	Borrower	12,900,000	3	4.810%	(5,171)
236

Fees and transactions with affiliates, continued

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
U.S. Growth Trust	Lender	8,275,000	4	4.814%	4,425
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2025 and for the year ended December 31, 2024 were as follows:
500 Index Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,488,522	$208,574,178	8,384,294	$473,404,375
Distributions reinvested	—	—	2,609,878	156,436,116
Repurchased	(3,808,123)	(230,033,469)	(6,310,670)	(356,168,087)
Net increase (decrease)	(319,601)	$(21,459,291)	4,683,502	$273,672,404
Series II shares
Sold	44,458	$2,729,734	129,997	$7,379,004
Distributions reinvested	—	—	30,586	1,833,633
Repurchased	(133,004)	(8,057,261)	(283,895)	(15,934,639)
Net decrease	(88,546)	$(5,327,527)	(123,312)	$(6,722,002)
Series NAV shares
Sold	1,493,643	$89,282,406	1,567,631	$90,754,653
Distributions reinvested	—	—	1,194,680	71,609,133
Repurchased	(1,920,134)	(115,978,008)	(4,279,727)	(241,022,564)
Net decrease	(426,491)	$(26,695,602)	(1,517,416)	$(78,658,778)
Total net increase (decrease)	(834,638)	$(53,482,420)	3,042,774	$188,291,624
American Asset Allocation Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	223,956	$2,268,052	952,118	$9,477,426
Distributions reinvested	—	—	2,851,442	28,415,938
Repurchased	(1,271,706)	(12,668,114)	(2,492,843)	(24,627,130)
Net increase (decrease)	(1,047,750)	$(10,400,062)	1,310,717	$13,266,234
Series II shares
Sold	4,672	$46,563	35,235	$349,440
Distributions reinvested	—	—	5,293,839	52,721,639
Repurchased	(5,181,651)	(51,733,975)	(11,101,499)	(109,971,187)
Net decrease	(5,176,979)	$(51,687,412)	(5,772,425)	$(56,900,108)
Series III shares
Sold	—	—	43,780	$417,822
Distributions reinvested	—	—	816,233	8,159,908
Repurchased	(660,041)	(6,689,230)	(1,658,479)	(16,450,126)
Net decrease	(660,041)	$(6,689,230)	(798,466)	$(7,872,396)
Total net decrease	(6,884,770)	$(68,776,704)	(5,260,174)	$(51,506,270)
American Global Growth Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	205,182	$2,941,566	294,485	$4,614,991
Distributions reinvested	—	—	448,639	6,635,654
Repurchased	(480,373)	(7,015,476)	(344,293)	(5,242,954)
Net increase (decrease)	(275,191)	$(4,073,910)	398,831	$6,007,691
Series II shares
Sold	126,550	$1,788,693	31,594	$514,887
Distributions reinvested	—	—	879,353	12,895,863
Repurchased	(716,761)	(10,671,357)	(1,374,079)	(21,160,262)
Net decrease	(590,211)	$(8,882,664)	(463,132)	$(7,749,512)
Series III shares
Sold	27,294	$384,289	61,344	$962,730
Distributions reinvested	—	—	206,691	3,080,831
Repurchased	(208,456)	(3,173,516)	(307,313)	(4,817,381)
Net decrease	(181,162)	$(2,789,227)	(39,278)	$(773,820)
Total net decrease	(1,046,564)	$(15,745,801)	(103,579)	$(2,515,641)
237

Portfolio share transactions, continued

American Growth Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	986,139	$18,155,662	1,675,605	$29,392,860
Distributions reinvested	—	—	1,535,467	27,039,941
Repurchased	(1,024,841)	(19,493,115)	(1,691,297)	(29,171,742)
Net increase (decrease)	(38,702)	$(1,337,453)	1,519,775	$27,261,059
Series II shares
Sold	741,800	$12,702,461	—	—
Distributions reinvested	—	—	2,815,704	$48,542,734
Repurchased	(3,230,948)	(60,046,298)	(7,081,716)	(122,562,046)
Net decrease	(2,489,148)	$(47,343,837)	(4,266,012)	$(74,019,312)
Series III shares
Sold	180,144	$3,093,123	1,212	$20,618
Distributions reinvested	—	—	436,130	7,666,292
Repurchased	(593,852)	(11,438,348)	(1,148,314)	(20,309,572)
Net decrease	(413,708)	$(8,345,225)	(710,972)	$(12,622,662)
Total net decrease	(2,941,558)	$(57,026,515)	(3,457,209)	$(59,380,915)
American Growth-Income Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	164,593	$2,993,296	792,963	$13,818,728
Distributions reinvested	—	—	1,491,452	26,662,119
Repurchased	(1,018,869)	(18,366,360)	(1,947,640)	(33,626,790)
Net increase (decrease)	(854,276)	$(15,373,064)	336,775	$6,854,057
Series II shares
Sold	143,530	$2,492,167	5,429	$102,284
Distributions reinvested	—	—	1,743,009	30,911,701
Repurchased	(1,621,672)	(29,307,321)	(4,726,972)	(82,919,617)
Net decrease	(1,478,142)	$(26,815,154)	(2,978,534)	$(51,905,632)
Series III shares
Sold	162,878	$2,843,870	1,089	$18,781
Distributions reinvested	—	—	777,962	13,917,294
Repurchased	(961,339)	(17,690,001)	(2,103,856)	(37,264,268)
Net decrease	(798,461)	$(14,846,131)	(1,324,805)	$(23,328,193)
Total net decrease	(3,130,879)	$(57,034,349)	(3,966,564)	$(68,379,768)
American International Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	489,420	$7,451,087	495,171	$7,671,700
Distributions reinvested	—	—	74,401	1,114,114
Repurchased	(359,748)	(5,511,563)	(702,444)	(10,718,673)
Net increase (decrease)	129,672	$1,939,524	(132,872)	$(1,932,859)
Series II shares
Sold	14,100	$222,239	912,994	$13,623,007
Distributions reinvested	—	—	103,122	1,544,898
Repurchased	(1,209,731)	(18,682,538)	(2,094,521)	(32,206,013)
Net decrease	(1,195,631)	$(18,460,299)	(1,078,405)	$(17,038,108)
Series III shares
Sold	—	—	108,431	$1,607,981
Distributions reinvested	—	—	21,431	318,581
Repurchased	(170,831)	(2,661,908)	(275,978)	(4,239,419)
Net decrease	(170,831)	$(2,661,908)	(146,116)	$(2,312,857)
Total net decrease	(1,236,790)	$(19,182,683)	(1,357,393)	$(21,283,824)
Blue Chip Growth Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	45,101	$1,520,160	152,146	$4,764,620
Distributions reinvested	—	—	881,157	28,549,482
Repurchased	(780,503)	(25,716,052)	(1,641,543)	(52,143,361)
Net decrease	(735,402)	$(24,195,892)	(608,240)	$(18,829,259)
238

Portfolio share transactions, continued

Blue Chip Growth Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series II shares
Sold	74,617	$2,184,820	106,609	$3,102,507
Distributions reinvested	—	—	338,654	10,037,709
Repurchased	(350,509)	(10,550,207)	(789,675)	(23,095,148)
Net decrease	(275,892)	$(8,365,387)	(344,412)	$(9,954,932)
Series NAV shares
Sold	187,240	$6,026,421	655,766	$22,134,241
Distributions reinvested	—	—	3,976,948	129,489,442
Repurchased	(2,779,080)	(94,234,508)	(8,147,652)	(262,943,581)
Net decrease	(2,591,840)	$(88,208,087)	(3,514,938)	$(111,319,898)
Total net decrease	(3,603,134)	$(120,769,366)	(4,467,590)	$(140,104,089)
Capital Appreciation Value Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	162,902	$2,059,432	52,078	$595,140
Distributions reinvested	—	—	10,832	131,612
Repurchased	(64,313)	(781,995)	(81,707)	(953,856)
Net increase (decrease)	98,589	$1,277,437	(18,797)	$(227,104)
Series II shares
Sold	42,723	$522,366	30,921	$360,179
Distributions reinvested	—	—	310,096	3,736,654
Repurchased	(1,736,244)	(21,143,496)	(3,094,012)	(36,216,971)
Net decrease	(1,693,521)	$(20,621,130)	(2,752,995)	$(32,120,138)
Series NAV shares
Sold	936,000	$11,553,961	767,709	$9,087,897
Distributions reinvested	—	—	331,569	4,011,981
Repurchased	(997,897)	(12,448,543)	(1,587,288)	(18,170,583)
Net decrease	(61,897)	$(894,582)	(488,010)	$(5,070,705)
Total net decrease	(1,656,829)	$(20,238,275)	(3,259,802)	$(37,417,947)
Disciplined Value Emerging Markets Equity Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	41,383	$423,033	140,399	$1,406,280
Distributions reinvested	—	—	24,054	238,617
Repurchased	(105,150)	(1,084,219)	(154,019)	(1,567,902)
Net increase (decrease)	(63,767)	$(661,186)	10,434	$76,995
Series II shares
Sold	117,803	$1,177,965	106,608	$1,054,225
Distributions reinvested	—	—	86,949	862,538
Repurchased	(258,864)	(2,608,963)	(531,196)	(5,394,564)
Net decrease	(141,061)	$(1,430,998)	(337,639)	$(3,477,801)
Series NAV shares
Sold	627,563	$6,213,241	1,878,716	$18,731,875
Distributions reinvested	—	—	836,641	8,282,745
Repurchased	(1,069,798)	(10,747,558)	(1,149,558)	(11,798,096)
Net increase (decrease)	(442,235)	$(4,534,317)	1,565,799	$15,216,524
Total net increase (decrease)	(647,063)	$(6,626,501)	1,238,594	$11,815,718
Disciplined Value International Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	146,182	$2,395,518	186,667	$2,828,028
Distributions reinvested	—	—	448,111	6,824,735
Repurchased	(438,483)	(7,033,820)	(709,305)	(11,352,501)
Net decrease	(292,301)	$(4,638,302)	(74,527)	$(1,699,738)
Series II shares
Sold	76,450	$1,215,063	102,001	$1,466,162
Distributions reinvested	—	—	257,666	3,921,669
Repurchased	(278,271)	(4,410,733)	(387,886)	(6,242,472)
Net decrease	(201,821)	$(3,195,670)	(28,219)	$(854,641)
239

Portfolio share transactions, continued

Disciplined Value International Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	256,545	$3,957,106	735,576	$11,372,173
Distributions reinvested	—	—	1,039,525	15,676,041
Repurchased	(1,622,974)	(23,744,082)	(978,313)	(15,584,957)
Net increase (decrease)	(1,366,429)	$(19,786,976)	796,788	$11,463,257
Total net increase (decrease)	(1,860,551)	$(27,620,948)	694,042	$8,908,878
Equity Income Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	33,780	$486,748	129,217	$1,844,647
Distributions reinvested	—	—	908,626	13,247,765
Repurchased	(870,437)	(12,604,555)	(2,021,644)	(29,174,313)
Net decrease	(836,657)	$(12,117,807)	(983,801)	$(14,081,901)
Series II shares
Sold	23,094	$330,567	63,941	$900,896
Distributions reinvested	—	—	427,113	6,167,507
Repurchased	(707,856)	(10,151,332)	(1,368,923)	(19,532,840)
Net decrease	(684,762)	$(9,820,765)	(877,869)	$(12,464,437)
Series NAV shares
Sold	665,650	$9,503,429	694,771	$10,067,320
Distributions reinvested	—	—	4,616,111	66,656,647
Repurchased	(41,326,311)	(607,226,753)	(9,844,173)	(140,863,231)
Net decrease	(40,660,661)	$(597,723,324)	(4,533,291)	$(64,139,264)
Total net decrease	(42,182,080)	$(619,661,896)	(6,394,961)	$(90,685,602)
Financial Industries Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	505,519	$7,470,831	937,480	$12,669,196
Distributions reinvested	—	—	61,325	840,158
Repurchased	(1,181,556)	(16,717,856)	(1,324,366)	(16,006,452)
Net decrease	(676,037)	$(9,247,025)	(325,561)	$(2,497,098)
Series II shares
Sold	91,250	$1,256,904	107,688	$1,384,363
Distributions reinvested	—	—	9,601	129,808
Repurchased	(151,544)	(2,119,937)	(305,293)	(3,754,612)
Net decrease	(60,294)	$(863,033)	(188,004)	$(2,240,441)
Series NAV shares
Sold	77,631	$1,120,337	111,874	$1,420,794
Distributions reinvested	—	—	22,537	307,177
Repurchased	(109,833)	(1,557,637)	(310,143)	(3,870,077)
Net decrease	(32,202)	$(437,300)	(175,732)	$(2,142,106)
Total net decrease	(768,533)	$(10,547,358)	(689,297)	$(6,879,645)
Fundamental All Cap Core Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	93,284	$2,816,644	379,459	$12,074,194
Distributions reinvested	—	—	315,203	10,032,913
Repurchased	(519,258)	(16,124,727)	(860,768)	(27,371,542)
Net decrease	(425,974)	$(13,308,083)	(166,106)	$(5,264,435)
Series II shares
Sold	33,631	$1,002,920	80,544	$2,588,516
Distributions reinvested	—	—	143,554	4,539,165
Repurchased	(147,144)	(4,519,092)	(335,029)	(10,646,423)
Net decrease	(113,513)	$(3,516,172)	(110,931)	$(3,518,742)
240

Portfolio share transactions, continued

Fundamental All Cap Core Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	49,160	$1,476,145	938,598	$28,458,273
Distributions reinvested	—	—	6,706,980	215,562,330
Repurchased	(3,732,401)	(114,472,845)	(6,103,259)	(196,119,068)
Net increase (decrease)	(3,683,241)	$(112,996,700)	1,542,319	$47,901,535
Total net increase (decrease)	(4,222,728)	$(129,820,955)	1,265,282	$39,118,358
Fundamental Large Cap Value Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	115,607	$3,087,325	237,385	$6,523,263
Distributions reinvested	—	—	1,761,708	47,936,072
Repurchased	(1,297,747)	(34,725,465)	(2,335,698)	(64,950,107)
Net decrease	(1,182,140)	$(31,638,140)	(336,605)	$(10,490,772)
Series II shares
Sold	34,885	$919,996	16,514	$462,343
Distributions reinvested	—	—	549,329	15,117,520
Repurchased	(392,869)	(10,695,699)	(914,578)	(25,700,229)
Net decrease	(357,984)	$(9,775,703)	(348,735)	$(10,120,366)
Series NAV shares
Sold	224,017	$5,946,254	778,192	$21,901,898
Distributions reinvested	—	—	777,711	21,177,077
Repurchased	(849,107)	(21,674,685)	(612,155)	(17,156,454)
Net increase (decrease)	(625,090)	$(15,728,431)	943,748	$25,922,521
Total net increase (decrease)	(2,165,214)	$(57,142,274)	258,408	$5,311,383
Global Equity Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	50,821	$1,288,795	277,625	$6,552,659
Distributions reinvested	—	—	576,232	13,714,332
Repurchased	(841,099)	(20,113,479)	(1,445,808)	(34,990,055)
Net decrease	(790,278)	$(18,824,684)	(591,951)	$(14,723,064)
Series II shares
Sold	21,800	$494,402	13,817	$330,594
Distributions reinvested	—	—	53,838	1,271,106
Repurchased	(80,975)	(1,931,160)	(149,838)	(3,583,631)
Net decrease	(59,175)	$(1,436,758)	(82,183)	$(1,981,931)
Series NAV shares
Sold	55,339	$1,334,713	62,086	$1,499,358
Distributions reinvested	—	—	139,825	3,325,027
Repurchased	(153,109)	(3,637,883)	(100,177)	(2,439,039)
Net increase (decrease)	(97,770)	$(2,303,170)	101,734	$2,385,346
Total net decrease	(947,223)	$(22,564,612)	(572,400)	$(14,319,649)
Health Sciences Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	8,621	$186,498	48,663	$1,203,800
Distributions reinvested	—	—	143,283	3,481,776
Repurchased	(278,733)	(6,081,778)	(526,317)	(13,137,283)
Net decrease	(270,112)	$(5,895,280)	(334,371)	$(8,451,707)
Series II shares
Sold	25,396	$496,903	78,721	$1,654,403
Distributions reinvested	—	—	176,589	3,641,274
Repurchased	(198,534)	(3,769,185)	(506,595)	(10,857,542)
Net decrease	(173,138)	$(3,272,282)	(251,285)	$(5,561,865)
241

Portfolio share transactions, continued

Health Sciences Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	134,264	$3,015,093	197,353	$4,993,881
Distributions reinvested	—	—	408,411	10,226,623
Repurchased	(543,235)	(12,246,361)	(694,508)	(17,636,643)
Net decrease	(408,971)	$(9,231,268)	(88,744)	$(2,416,139)
Total net decrease	(852,221)	$(18,398,830)	(674,400)	$(16,429,711)
International Equity Index Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	854,495	$17,748,508	850,202	$16,298,096
Distributions reinvested	—	—	257,524	5,104,125
Repurchased	(830,883)	(16,873,808)	(2,616,198)	(50,126,116)
Net increase (decrease)	23,612	$874,700	(1,508,472)	$(28,723,895)
Series II shares
Sold	23,727	$485,294	105,887	$2,066,511
Distributions reinvested	—	—	12,807	254,350
Repurchased	(77,998)	(1,592,309)	(246,409)	(4,779,602)
Net decrease	(54,271)	$(1,107,015)	(127,715)	$(2,458,741)
Series NAV shares
Sold	2,724,925	$53,028,703	2,674,644	$51,174,134
Distributions reinvested	—	—	494,910	9,804,159
Repurchased	(2,421,492)	(51,339,993)	(2,334,575)	(44,685,997)
Net increase	303,433	$1,688,710	834,979	$16,292,296
Total net increase (decrease)	272,774	$1,456,395	(801,208)	$(14,890,340)
International Small Company Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	85,001	$1,249,041	91,947	$1,188,355
Distributions reinvested	—	—	48,445	634,624
Repurchased	(162,852)	(2,312,719)	(230,868)	(3,025,011)
Net decrease	(77,851)	$(1,063,678)	(90,476)	$(1,202,032)
Series II shares
Sold	70,919	$970,834	69,868	$904,297
Distributions reinvested	—	—	30,820	403,121
Repurchased	(121,515)	(1,696,453)	(142,431)	(1,870,374)
Net decrease	(50,596)	$(725,619)	(41,743)	$(562,956)
Series NAV shares
Sold	89,994	$1,202,036	377,898	$4,901,671
Distributions reinvested	—	—	177,420	2,324,209
Repurchased	(720,976)	(9,843,743)	(1,287,528)	(16,926,267)
Net decrease	(630,982)	$(8,641,707)	(732,210)	$(9,700,387)
Total net decrease	(759,429)	$(10,431,004)	(864,429)	$(11,465,375)
Lifestyle Balanced Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	55,917	$743,022	100,376	$1,347,557
Distributions reinvested	—	—	136,241	1,811,123
Repurchased	(259,529)	(3,453,787)	(410,669)	(5,463,235)
Net decrease	(203,612)	$(2,710,765)	(174,052)	$(2,304,555)
Series II shares
Sold	625,020	$8,385,789	1,223,570	$16,245,296
Distributions reinvested	—	—	2,663,188	35,495,359
Repurchased	(4,377,147)	(57,962,102)	(8,676,513)	(115,252,032)
Net decrease	(3,752,127)	$(49,576,313)	(4,789,755)	$(63,511,377)
242

Portfolio share transactions, continued

Lifestyle Balanced Portfolio, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	252,559	$3,370,551	3,680,614	$49,373,633
Distributions reinvested	—	—	702,783	9,317,113
Repurchased	(869,145)	(11,461,069)	(1,001,904)	(13,441,220)
Net increase (decrease)	(616,586)	$(8,090,518)	3,381,493	$45,249,526
Total net decrease	(4,572,325)	$(60,377,596)	(1,582,314)	$(20,566,406)
Lifestyle Conservative Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	109,602	$1,246,045	154,494	$1,802,188
Distributions reinvested	—	—	37,478	424,087
Repurchased	(195,452)	(2,232,371)	(240,048)	(2,752,969)
Net decrease	(85,850)	$(986,326)	(48,076)	$(526,694)
Series II shares
Sold	273,048	$3,137,751	805,702	$9,340,289
Distributions reinvested	—	—	374,374	4,244,584
Repurchased	(1,059,898)	(12,175,215)	(2,189,706)	(25,026,191)
Net decrease	(786,850)	$(9,037,464)	(1,009,630)	$(11,441,318)
Series NAV shares
Sold	79,374	$905,969	77,619	$891,627
Distributions reinvested	—	—	22,142	250,333
Repurchased	(132,977)	(1,522,939)	(47,868)	(538,169)
Net increase (decrease)	(53,603)	$(616,970)	51,893	$603,791
Total net decrease	(926,303)	$(10,640,760)	(1,005,813)	$(11,364,221)
Lifestyle Growth Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	67,999	$960,443	124,856	$1,748,582
Distributions reinvested	—	—	831,500	11,663,304
Repurchased	(891,580)	(12,442,168)	(1,847,756)	(25,830,185)
Net decrease	(823,581)	$(11,481,725)	(891,400)	$(12,418,299)
Series II shares
Sold	203,361	$2,864,557	505,837	$7,158,573
Distributions reinvested	—	—	17,219,933	241,799,171
Repurchased	(20,977,635)	(293,468,134)	(44,754,393)	(625,594,973)
Net decrease	(20,774,274)	$(290,603,577)	(27,028,623)	$(376,637,229)
Series NAV shares
Sold	405,417	$5,729,627	1,501,245	$20,809,825
Distributions reinvested	—	—	2,703,100	37,898,081
Repurchased	(1,078,327)	(14,983,722)	(1,578,850)	(22,019,651)
Net increase (decrease)	(672,910)	$(9,254,095)	2,625,495	$36,688,255
Total net decrease	(22,270,765)	$(311,339,397)	(25,294,528)	$(352,367,273)
Lifestyle Moderate Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,804	$387,981	18,151	$226,844
Distributions reinvested	—	—	45,397	567,581
Repurchased	(112,573)	(1,414,637)	(118,700)	(1,469,755)
Net decrease	(81,769)	$(1,026,656)	(55,152)	$(675,330)
Series II shares
Sold	369,920	$4,634,845	514,843	$6,462,913
Distributions reinvested	—	—	754,382	9,454,027
Repurchased	(1,313,209)	(16,432,011)	(3,540,483)	(44,272,533)
Net decrease	(943,289)	$(11,797,166)	(2,271,258)	$(28,355,593)
243

Portfolio share transactions, continued

Lifestyle Moderate Portfolio, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	192,581	$2,418,260	228,099	$2,873,697
Distributions reinvested	—	—	177,389	2,216,112
Repurchased	(280,051)	(3,498,934)	(324,125)	(4,101,033)
Net increase (decrease)	(87,470)	$(1,080,674)	81,363	$988,776
Total net decrease	(1,112,528)	$(13,904,496)	(2,245,047)	$(28,042,147)
Mid Cap Growth Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	224,455	$2,323,053	198,420	$1,816,143
Repurchased	(1,187,610)	(12,539,749)	(2,512,721)	(23,958,896)
Net decrease	(963,155)	$(10,216,696)	(2,314,301)	$(22,142,753)
Series II shares
Sold	87,690	$771,513	135,425	$1,015,056
Repurchased	(637,207)	(5,196,753)	(1,842,868)	(13,842,396)
Net decrease	(549,517)	$(4,425,240)	(1,707,443)	$(12,827,340)
Series NAV shares
Sold	1,641,391	$17,991,018	1,544,466	$16,534,378
Repurchased	(3,535,385)	(40,214,607)	(7,108,134)	(73,284,409)
Net decrease	(1,893,994)	$(22,223,589)	(5,563,668)	$(56,750,031)
Total net decrease	(3,406,666)	$(36,865,525)	(9,585,412)	$(91,720,124)
Mid Cap Index Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	263,831	$5,376,424	624,042	$13,470,128
Distributions reinvested	—	—	1,862,638	39,581,057
Repurchased	(2,995,483)	(61,907,635)	(5,832,724)	(122,967,094)
Net decrease	(2,731,652)	$(56,531,211)	(3,346,044)	$(69,915,909)
Series II shares
Sold	7,154	$148,611	21,263	$446,100
Distributions reinvested	—	—	113,752	2,396,749
Repurchased	(188,715)	(3,895,577)	(394,798)	(8,221,346)
Net decrease	(181,561)	$(3,746,966)	(259,783)	$(5,378,497)
Series NAV shares
Sold	641,139	$13,065,823	936,338	$19,977,576
Distributions reinvested	—	—	639,945	13,592,425
Repurchased	(849,131)	(17,766,262)	(1,250,240)	(26,205,190)
Net increase (decrease)	(207,992)	$(4,700,439)	326,043	$7,364,811
Total net decrease	(3,121,205)	$(64,978,616)	(3,279,784)	$(67,929,595)
Mid Value Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	182,253	$1,909,276	1,037,142	$11,021,747
Distributions reinvested	—	—	1,216,948	13,276,901
Repurchased	(1,883,112)	(19,783,418)	(3,524,593)	(38,079,602)
Net decrease	(1,700,859)	$(17,874,142)	(1,270,503)	$(13,780,954)
Series II shares
Sold	35,350	$384,493	96,367	$1,043,416
Distributions reinvested	—	—	256,386	2,802,300
Repurchased	(367,752)	(3,869,791)	(931,820)	(9,983,806)
Net decrease	(332,402)	$(3,485,298)	(579,067)	$(6,138,090)
Series NAV shares
Sold	220,506	$2,270,181	295,903	$3,241,409
Distributions reinvested	—	—	1,721,716	18,577,319
Repurchased	(1,549,492)	(16,288,888)	(5,179,827)	(55,280,171)
Net decrease	(1,328,986)	$(14,018,707)	(3,162,208)	$(33,461,443)
Total net decrease	(3,362,247)	$(35,378,147)	(5,011,778)	$(53,380,487)
244

Portfolio share transactions, continued

Real Estate Securities Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	14,665	$299,056	61,630	$1,216,229
Distributions reinvested	—	—	48,455	1,044,208
Repurchased	(195,042)	(3,911,167)	(437,749)	(8,615,342)
Net decrease	(180,377)	$(3,612,111)	(327,664)	$(6,354,905)
Series II shares
Sold	7,187	$142,258	36,179	$688,552
Distributions reinvested	—	—	21,102	454,334
Repurchased	(85,283)	(1,713,741)	(259,109)	(5,097,765)
Net decrease	(78,096)	$(1,571,483)	(201,828)	$(3,954,879)
Series NAV shares
Sold	87,056	$1,711,186	471,524	$9,129,418
Distributions reinvested	—	—	226,414	4,836,202
Repurchased	(560,297)	(11,241,613)	(1,060,307)	(20,711,951)
Net decrease	(473,241)	$(9,530,427)	(362,369)	$(6,746,331)
Total net decrease	(731,714)	$(14,714,021)	(891,861)	$(17,056,115)
Science & Technology Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	628,867	$13,999,682	1,735,326	$36,824,590
Repurchased	(3,928,410)	(91,430,206)	(6,204,273)	(131,950,402)
Net decrease	(3,299,543)	$(77,430,524)	(4,468,947)	$(95,125,812)
Series II shares
Sold	118,369	$2,277,431	131,784	$2,408,896
Repurchased	(420,014)	(7,920,625)	(1,041,677)	(19,242,596)
Net decrease	(301,645)	$(5,643,194)	(909,893)	$(16,833,700)
Series NAV shares
Sold	429,926	$10,634,554	531,450	$12,084,642
Repurchased	(829,425)	(20,482,945)	(1,432,610)	(32,340,702)
Net decrease	(399,499)	$(9,848,391)	(901,160)	$(20,256,060)
Total net decrease	(4,000,687)	$(92,922,109)	(6,280,000)	$(132,215,572)
Small Cap Core Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	103,593	$1,298,650	302,063	$4,282,408
Distributions reinvested	—	—	560,643	7,781,731
Repurchased	(794,261)	(10,429,834)	(1,540,850)	(21,617,950)
Net decrease	(690,668)	$(9,131,184)	(678,144)	$(9,553,811)
Series II shares
Sold	16,983	$219,554	51,744	$739,414
Distributions reinvested	—	—	80,282	1,101,472
Repurchased	(114,628)	(1,495,456)	(241,496)	(3,357,798)
Net decrease	(97,645)	$(1,275,902)	(109,470)	$(1,516,912)
Series NAV shares
Sold	375,209	$4,894,715	814,136	$11,247,881
Distributions reinvested	—	—	1,397,720	19,274,555
Repurchased	(9,740,965)	(117,859,278)	(2,728,344)	(38,847,853)
Net decrease	(9,365,756)	$(112,964,563)	(516,488)	$(8,325,417)
Total net decrease	(10,154,069)	$(123,371,649)	(1,304,102)	$(19,396,140)
Small Cap Index Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	348,540	$4,474,722	1,567,843	$21,800,440
Distributions reinvested	—	—	711,192	9,978,020
Repurchased	(2,049,171)	(27,585,467)	(4,266,974)	(58,324,678)
Net decrease	(1,700,631)	$(23,110,745)	(1,987,939)	$(26,546,218)
245

Portfolio share transactions, continued

Small Cap Index Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series II shares
Sold	22,732	$296,902	132,276	$1,829,901
Distributions reinvested	—	—	47,850	665,587
Repurchased	(196,515)	(2,633,342)	(423,593)	(5,657,909)
Net decrease	(173,783)	$(2,336,440)	(243,467)	$(3,162,421)
Series NAV shares
Sold	620,977	$8,252,443	1,313,265	$18,221,521
Distributions reinvested	—	—	276,930	3,893,643
Repurchased	(600,136)	(8,003,323)	(2,275,900)	(29,973,863)
Net increase (decrease)	20,841	$249,120	(685,705)	$(7,858,699)
Total net decrease	(1,853,573)	$(25,198,065)	(2,917,111)	$(37,567,338)
Small Cap Opportunities Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	17,819	$457,799	72,338	$1,996,897
Distributions reinvested	—	—	191,590	5,270,646
Repurchased	(169,637)	(4,496,178)	(362,351)	(10,193,993)
Net decrease	(151,818)	$(4,038,379)	(98,423)	$(2,926,450)
Series II shares
Sold	13,327	$343,180	47,594	$1,303,036
Distributions reinvested	—	—	66,169	1,758,771
Repurchased	(91,656)	(2,383,251)	(176,538)	(4,766,646)
Net decrease	(78,329)	$(2,040,071)	(62,775)	$(1,704,839)
Series NAV shares
Sold	256,316	$6,592,115	353,015	$9,806,057
Distributions reinvested	—	—	130,836	3,560,035
Repurchased	(79,795)	(2,106,050)	(543,624)	(14,735,216)
Net increase (decrease)	176,521	$4,486,065	(59,773)	$(1,369,124)
Total net decrease	(53,626)	$(1,592,385)	(220,971)	$(6,000,413)
Small Cap Stock Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	303,088	$1,891,372	724,913	$4,538,384
Repurchased	(1,003,322)	(6,326,251)	(2,416,705)	(15,101,470)
Net decrease	(700,234)	$(4,434,879)	(1,691,792)	$(10,563,086)
Series II shares
Sold	30,636	$163,896	82,968	$454,214
Repurchased	(397,563)	(2,159,964)	(771,559)	(4,072,299)
Net decrease	(366,927)	$(1,996,068)	(688,591)	$(3,618,085)
Series NAV shares
Sold	783,028	$5,023,552	2,975,214	$20,890,231
Repurchased	(1,736,494)	(11,291,133)	(3,751,691)	(24,415,896)
Net decrease	(953,466)	$(6,267,581)	(776,477)	$(3,525,665)
Total net decrease	(2,020,627)	$(12,698,528)	(3,156,860)	$(17,706,836)
Small Company Value Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,251	$172,201	42,061	$397,040
Distributions reinvested	—	—	184,642	1,776,252
Repurchased	(275,909)	(2,578,013)	(728,314)	(6,894,122)
Net decrease	(257,658)	$(2,405,812)	(501,611)	$(4,720,830)
Series II shares
Sold	18,758	$163,103	53,729	$470,602
Distributions reinvested	—	—	147,503	1,324,580
Repurchased	(224,874)	(1,926,394)	(646,268)	(5,667,834)
Net decrease	(206,116)	$(1,763,291)	(445,036)	$(3,872,652)
246

Portfolio share transactions, continued

Small Company Value Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	197,076	$1,781,019	281,453	$2,626,211
Distributions reinvested	—	—	272,490	2,602,283
Repurchased	(159,235)	(1,495,029)	(551,849)	(5,329,603)
Net increase (decrease)	37,841	$285,990	2,094	$(101,109)
Total net decrease	(425,933)	$(3,883,113)	(944,553)	$(8,694,591)
Strategic Equity Allocation Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	138,359	$2,438,919	738,519	$13,228,257
Distributions reinvested	—	—	41,555,415	741,764,159
Repurchased	(34,218,648)	(620,185,868)	(71,034,339)	(1,308,378,084)
Net decrease	(34,080,289)	$(617,746,949)	(28,740,405)	$(553,385,668)
Total net decrease	(34,080,289)	$(617,746,949)	(28,740,405)	$(553,385,668)
Total Stock Market Index Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	498,812	$13,839,310	936,293	$25,844,228
Distributions reinvested	—	—	858,392	24,232,404
Repurchased	(1,652,244)	(47,359,965)	(2,891,298)	(78,113,277)
Net decrease	(1,153,432)	$(33,520,655)	(1,096,613)	$(28,036,645)
Series II shares
Sold	11,424	$329,779	76,527	$2,010,641
Distributions reinvested	—	—	72,856	2,042,884
Repurchased	(121,777)	(3,399,179)	(306,200)	(8,257,215)
Net decrease	(110,353)	$(3,069,400)	(156,817)	$(4,203,690)
Series NAV shares
Sold	1,736,930	$46,987,886	3,841,476	$100,565,956
Distributions reinvested	—	—	614,611	17,350,467
Repurchased	(917,029)	(26,726,522)	(509,053)	(14,104,285)
Net increase	819,901	$20,261,364	3,947,034	$103,812,138
Total net increase (decrease)	(443,884)	$(16,328,691)	2,693,604	$71,571,803
U.S. Growth Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	170,820	$981,828	649,040	$3,657,952
Distributions reinvested	—	—	2,020,630	11,800,479
Repurchased	(2,764,321)	(16,423,596)	(6,091,472)	(35,263,310)
Net decrease	(2,593,501)	$(15,441,768)	(3,421,802)	$(19,804,879)
Series II shares
Sold	102,624	$461,188	280,085	$1,253,554
Distributions reinvested	—	—	994,866	4,357,515
Repurchased	(1,131,844)	(5,136,143)	(3,213,465)	(14,096,364)
Net decrease	(1,029,220)	$(4,674,955)	(1,938,514)	$(8,485,295)
Series NAV shares
Sold	2,457,319	$15,433,766	2,786,607	$16,353,521
Distributions reinvested	—	—	3,163,894	18,793,533
Repurchased	(4,611,018)	(28,826,001)	(6,655,273)	(38,210,419)
Net decrease	(2,153,699)	$(13,392,235)	(704,772)	$(3,063,365)
Total net decrease	(5,776,420)	$(33,508,958)	(6,065,088)	$(31,353,539)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.38%, 76.08%, 99.65% and 67.48% of Series II shares, respectively, and Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust, where affiliates owned 60.37% and 99.97% of Series NAV shares, respectively, on June 30, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
247

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
500 Index Trust	—	$75,441,314	—	$65,388,337
American Asset Allocation Trust	—	88,914,705	—	73,050,011
American Global Growth Trust	—	28,695,427	—	19,870,794
American Growth Trust	—	107,775,117	—	82,837,716
American Growth-Income Trust	—	168,349,184	—	65,507,897
American International Trust	—	3,941,709	—	24,042,813
Blue Chip Growth Trust	—	205,858,456	—	329,337,574
Capital Appreciation Value Trust	$101,988,428	168,680,242	$105,945,613	197,682,081
Disciplined Value Emerging Markets Equity Trust	—	209,370,172	—	213,964,494
Disciplined Value International Trust	—	99,355,754	—	120,530,852
Equity Income Trust	—	139,430,118	—	748,600,738
Financial Industries Trust	—	35,813,052	—	46,847,024
Fundamental All Cap Core Trust	—	327,176,641	—	411,255,143
Fundamental Large Cap Value Trust	—	47,723,846	—	87,735,033
Global Equity Trust	—	62,662,561	—	78,184,226
Health Sciences Trust	—	57,311,931	—	75,044,483
International Equity Index Trust	—	36,447,895	—	21,655,036
International Small Company Trust	—	6,328,214	—	14,507,726
Lifestyle Balanced Portfolio	—	7,544,761	—	69,161,410
Lifestyle Conservative Portfolio	—	4,447,091	—	15,333,373
Lifestyle Growth Portfolio	—	2,526,845	—	320,569,045
Lifestyle Moderate Portfolio	—	5,163,613	—	19,443,667
Mid Cap Growth Trust	—	522,049,987	—	565,779,853
Mid Cap Index Trust	—	57,621,760	—	124,767,516
Mid Value Trust	—	175,483,437	—	206,488,879
Real Estate Securities Trust	—	141,029,827	—	150,179,711
Science & Technology Trust	—	1,189,180,540	—	1,283,515,216
Small Cap Core Trust	—	397,334,960	—	519,293,969
Small Cap Index Trust	—	40,616,415	—	67,227,422
Small Cap Opportunities Trust	—	67,994,532	—	68,222,965
Small Cap Stock Trust	—	94,532,184	—	113,144,759
Small Company Value Trust	—	25,060,009	—	26,244,571
Strategic Equity Allocation Trust	—	128,913,187	—	667,410,756
Total Stock Market Index Trust	—	41,923,721	—	60,870,640
U.S. Growth Trust	—	418,827,057	—	451,973,039
8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	8.6%
	Strategic Equity Allocation Trust	7.2%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	52.5%
248

Investment in affiliated underlying funds, continued

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	Select Bond Trust	26.3%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	29,263,709	$358,407,091	$432,082,972	$(497,754,065)	$69,412	$(98,087)	$6,408,281	—	$292,707,323
Capital Appreciation Value Trust
John Hancock Collateral Trust*	239,532	$150,947	$18,526,145	$(16,281,231)	$30	$4	$1,706	—	$2,395,895
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust*	729,589	$3,660,691	$34,262,493	$(30,624,998)	$(636)	$92	$56,497	—	$7,297,642
Disciplined Value International Trust
John Hancock Collateral Trust*	4,614	$153,612	$25,937,424	$(26,043,825)	$(1,065)	$4	$40,221	—	$46,150
Equity Income Trust
John Hancock Collateral Trust*	812,074	$11,923,203	$45,282,293	$(49,082,759)	$(204)	$152	$16,084	—	$8,122,685
Financial Industries Trust
John Hancock Collateral Trust	391,696	$2,715,316	$25,966,373	$(24,763,779)	$(78)	$69	$56,986	—	$3,917,901
Fundamental All Cap Core Trust
John Hancock Collateral Trust	99,883	$46,468,206	$124,186,191	$(169,652,211)	$(3,539)	$425	$456,099	—	$999,072
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	421,639	$16,053,207	$43,782,060	$(55,615,591)	$(1,717)	$(558)	$344,763	—	$4,217,401
International Equity Index Trust
John Hancock Collateral Trust*	229,176	$1,392,383	$46,285,818	$(45,385,421)	$(430)	$(39)	$31,256	—	$2,292,311
International Small Company Trust
John Hancock Collateral Trust*	238,271	$2,955,240	$6,140,189	$(6,711,820)	$(121)	$(204)	$26,515	—	$2,383,284
Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2	$21	$1	—	—	—	—	—	$22
Select Bond	39,703,085	492,479,965	6,705,662	$(42,026,268)	$(7,083,622)	$26,361,279	—	—	476,437,016
Strategic Equity Allocation	25,865,900	484,091,749	839,096	(27,135,143)	1,037,480	44,258,564	—	—	503,091,746
					$(6,046,142)	$70,619,843	—	—	$979,528,784
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	393	$1,423	$23,236	$(20,726)	$(3)	—	$21	—	$3,930
Select Bond	10,186,599	125,381,226	2,041,770	(10,125,919)	(1,597,031)	$6,539,145	—	—	122,239,191
Strategic Equity Allocation	1,586,024	30,742,694	2,405,322	(5,207,455)	(364,740)	3,272,342	—	—	30,848,163
					$(1,961,774)	$9,811,487	$21	—	$153,091,284
Lifestyle Growth Portfolio
John Hancock Collateral Trust	8	$5	$319	$(249)	—	—	—	—	$75
Select Bond	121,805,467	1,518,681,058	2,526,844	(119,400,548)	$(19,861,670)	$79,719,921	—	—	1,461,665,605
Strategic Equity Allocation	188,800,524	3,543,589,137	—	(201,168,947)	22,560,768	307,189,226	—	—	3,672,170,184
					$2,699,098	$386,909,147	—	—	$5,133,835,864
Lifestyle Moderate Portfolio
249

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	458	$1,125	$17,174	$(13,713)	$(2)	—	$12	—	$4,584
Select Bond	13,349,748	160,646,561	3,017,232	(9,923,679)	(1,371,151)	$7,828,017	—	—	160,196,980
Strategic Equity Allocation	5,622,780	106,765,553	2,146,381	(9,519,988)	(414,832)	10,385,953	—	—	109,363,067
					$(1,785,985)	$18,213,970	$12	—	$269,564,631
Mid Cap Growth Trust
John Hancock Collateral Trust*	—	$844,750	$75,610,125	$(76,455,458)	$583	—	$6,014	—	—
Mid Cap Index Trust
John Hancock Collateral Trust*	4,906,251	$38,188,441	$175,713,889	$(164,823,716)	$(1,528)	$(2,805)	$523,689	—	$49,074,281
Mid Value Trust
John Hancock Collateral Trust*	1,101,777	$7,121,549	$63,611,981	$(59,712,495)	$(460)	$(157)	$68,590	—	$11,020,418
Real Estate Securities Trust
John Hancock Collateral Trust*	—	—	$2,726,400	$(2,726,410)	$10	—	—	—	—
Science & Technology Trust
John Hancock Collateral Trust*	1,298,763	$3,103,289	$45,420,053	$(35,532,823)	$191	$38	$830,856	—	$12,990,748
Small Cap Core Trust
John Hancock Collateral Trust*	—	$4,131,989	$18,511,000	$(22,642,151)	$(802)	$(36)	$4,849	—	—
Small Cap Index Trust
John Hancock Collateral Trust*	2,456,554	$24,215,235	$96,661,164	$(96,302,393)	$(846)	$(1,732)	$426,782	—	$24,571,428
Small Cap Opportunities Trust
John Hancock Collateral Trust*	184,570	$217,658	$7,851,497	$(6,222,814)	$(188)	$(12)	$4,106	—	$1,846,141
Small Cap Stock Trust
John Hancock Collateral Trust*	432,966	$4,074,271	$43,307,309	$(43,049,934)	$(1,044)	$98	$8,865	—	$4,330,700
Small Company Value Trust
John Hancock Collateral Trust*	222,216	$469,701	$10,773,091	$(9,019,991)	$(137)	$29	$4,642	—	$2,222,693
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	24,658,646	$238,632,355	$879,373,242	$(871,322,100)	$(15,376)	$(22,476)	$4,472,983	—	$246,645,645
Total Stock Market Index Trust
John Hancock Collateral Trust*	3,176,369	$25,230,922	$114,056,460	$(107,508,264)	$(3,775)	$(4,026)	$624,846	—	$31,771,317
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	61,400	$1,895,490	$19,109	$(27,312)	$7,958	$67,932	$32,258	—	$1,963,177
250

11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2025, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	17.9%
Mid Cap Growth Trust	20.1%
Mid Value Trust	29.3%
Strategic Equity Allocation Trust	100.0%
12.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2025, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Small Company Value Trust	—	$300,618
13.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.3%	$2,029,089
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,344,089
								$3,373,178
14.  Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the portfolios' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios' transactions in the securities of these issuers during the six months ended June 30, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Trust
American International Fund - Class 1	18,493,352	$349,028,504	$3,941,709	$(24,042,813)	$(4,042,098)	$44,981,742	$236,692	—	$369,867,044
15.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

Small Cap Core Trust (formerly Small Cap Value Trust) held a Special Meeting of Shareholders on April 10, 2025. The following proposal was considered by the shareholders:
Proposal: To approve a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Manulife Investment Management (US) LLC with respect to Small Cap Core Trust.
THE PROPOSAL PASSED ON April 10, 2025.
	Shares voted	% Of shares voted	% Of outstanding shares
For	31,860,136.254	99.049%	99.048%
Against	230,667.776	0.717%	0.717%
Abstain	75,461.904	0.234%	0.234%
252

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23 - 26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27 - 29, 2025. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23 - 26, 2025, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years;
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each

255

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds’ investments in the underlying portfolios, and made a finding that the Funds of Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
500 Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Disciplined Value Emerging Markets Equity Trust (formerly Emerging Markets Value Trust) (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and ten-year periods and outperformed the peer group median for the three- and five-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the one- and ten-year periods, including that the Trust’s performance prior to May 30, 2024, represents that of the prior subadvisor.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the three- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Disciplined Value International Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and ten-year periods and to the peer group median for the one-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
258

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one-, three-, five- and ten year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Financial Industries Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformance the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Trust’s expenses.
259

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and ten-year periods and outperformed the peer group median for the three- and five-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Global Equity Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The performed in-line with the peer group median for the one-year period, underperformed the peer group median for the three- and ten-year periods, and outperformed the peer group median for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one- and five-year periods.
The Board noted that the Trust outperformed its benchmark Index for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
260

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one- and ten-year periods and underperformed the peer group median for the three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-year period and to the peer group median for the three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one- and ten-year periods.
The Board noted the Trust’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
International Equity Index Trust (SSGA Funds Management, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-year period.
The Board noted that the Trust outperformed its benchmark Index for the year-to-date period ended May 31, 2025.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
261

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the ten-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Trust’s expenses.
Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted that the Fund outperformed its Morningstar category and benchmark index for the year-to-date period ended May 31, 2025.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
262

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board noted that the Fund outperformed its Morningstar category and benchmark index for the year-to-date period ended May 31, 2025.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
263

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Mid Cap Growth Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the three-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Mid Cap Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
264

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Real Estate Securities Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Science & Technology Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.
The subadvisor fees for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.

265

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Small Cap Core Trust (formerly Small Cap Value Trust) (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period.
The Board noted that the fund’s previous subadvisor was replaced, the fund’s name was changed, and the fund’s principal investment strategy was updated effective April 25, 2025. The Board noted that the fund’s performance primarily reflects that of the previous subadvisor.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Small Cap Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Small Cap Opportunities Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
266

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Small Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.
Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one- and ten-year periods and underperformed the benchmark index for the three- and five-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar category for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Trust’s expenses.
Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
267

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Total Stock Market Index Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
U.S. Growth Trust (formerly Capital Appreciation Trust) (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, five- and ten-year periods.
The Board noted that the fund’s previous subadvisor was replaced, the fund’s name was changed, and the fund’s principal investment strategy was updated effective May 28, 2025.  The Board noted that the fund’s performance primarily reflects that of the previous subadvisor.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
268

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHT0SA	6/30
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JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual Financial Statements & Other N-CSR Items
June 30, 2025

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Active Bond Trust	3
Core Bond Trust	16
High Yield Trust	31
Investment Quality Bond Trust	37
Money Market Trust	51
Opportunistic Fixed Income Trust	53
Portfolio	Portfolio of investments
Select Bond Trust	74
Short Term Government Income Trust	85
Strategic Income Opportunities Trust	86
Total Bond Market Trust	97
Ultra Short Term Bond Trust	108

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.4%
U.S. Government – 17.7%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$960,625
1.375%, 08/15/2050	14,529,000	7,163,478
1.625%, 11/15/2050	10,252,000	5,401,122
1.875%, 02/15/2041	6,000,000	4,126,875
2.000%, 08/15/2051	241,000	138,942
2.250%, 05/15/2041	3,000,000	2,178,750
2.500%, 02/15/2045	4,687,000	3,299,575
3.000%, 02/15/2047	3,420,000	2,567,538
3.375%, 08/15/2042 to 11/15/2048	4,916,000	4,008,659
3.875%, 05/15/2043	560,000	500,194
4.000%, 11/15/2042	1,333,000	1,216,102
4.625%, 11/15/2044 to 02/15/2055	10,587,000	10,314,850
4.750%, 11/15/2043	1,859,000	1,857,039
U.S. Treasury Notes
1.375%, 11/15/2031	4,000,000	3,422,344
1.625%, 05/15/2031	1,590,000	1,402,305
3.875%, 06/30/2030 to 08/15/2033	9,460,000	9,397,470
4.000%, 06/30/2032	15,387,000	15,399,021
4.250%, 06/30/2031 to 05/15/2035	25,084,000	25,334,991
		98,689,880
U.S. Government Agency – 35.7%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	593,954	546,819
2.500%, 08/01/2051 to 12/01/2051	1,479,853	1,247,513
3.000%, 03/01/2043 to 08/01/2052	7,150,118	6,330,324
3.500%, 10/01/2046 to 07/01/2052	14,471,059	13,225,540
4.000%, 01/01/2041 to 04/01/2053	8,690,494	8,147,166
4.500%, 12/01/2037 to 02/01/2054	18,208,930	17,597,415
5.000%, 08/01/2052 to 12/01/2054	14,371,687	14,185,388
5.500%, 04/01/2053 to 02/01/2055	8,339,481	8,407,340
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	3,004,975	2,479,889
2.500%, 01/01/2036 to 03/01/2052	7,206,778	6,119,375
3.000%, 01/01/2043 to 05/01/2052	29,836,840	26,239,888
3.500%, 06/01/2042 to 09/01/2052	23,271,766	21,235,888
4.000%, 10/01/2025 to 09/01/2053	23,384,085	22,002,719
4.500%, 11/01/2037 to 08/01/2053	19,125,118	18,470,547
5.000%, 12/01/2034 to 12/01/2054	21,506,746	21,269,472
5.500%, 09/01/2034 to 01/01/2055	10,052,914	10,141,484
6.997%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	9,043	9,281
7.000%, 09/01/2031 to 01/01/2032	41,440	43,599
7.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	32,683	33,464
7.500%, 09/01/2029 to 05/01/2031	5,101	5,359
Government National Mortgage Association
4.000%, 02/15/2041	586,587	566,663
5.000%, 04/15/2035	74,473	75,198
5.500%, 03/15/2035	37,168	38,010
6.000%, 03/15/2033 to 06/15/2033	58,518	60,293
6.500%, 09/15/2028 to 08/15/2031	5,936	6,091
7.000%, 04/15/2029	7,984	8,132
8.000%, 10/15/2026	2,791	2,806
		198,495,663
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $314,189,193)		$297,185,543
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 35.6%
Communication services – 2.3%
AT&T, Inc.
2.750%, 06/01/2031	$1,047,000	$949,320
3.550%, 09/15/2055	954,000	643,709
4.500%, 05/15/2035	324,000	308,736
CCO Holdings LLC 4.500%, 05/01/2032	218,000	203,011
Charter Communications Operating LLC
2.800%, 04/01/2031	947,000	844,434
6.384%, 10/23/2035	728,000	764,624
GCI LLC 4.750%, 10/15/2028 (B)	486,000	469,932
Gray Media, Inc. 10.500%, 07/15/2029 (B)	450,000	483,424
IHS Holding, Ltd.
7.875%, 05/29/2030 (B)	341,000	341,760
8.250%, 11/29/2031 (B)	542,000	546,733
Iliad Holding SAS
7.000%, 04/15/2032 (B)	465,000	476,430
8.500%, 04/15/2031 (B)	200,000	213,925
Level 3 Financing, Inc. 6.875%, 06/30/2033 (B)	655,000	666,478
Match Group Holdings II LLC
3.625%, 10/01/2031 (B)	81,000	72,474
4.125%, 08/01/2030 (B)	442,000	413,352
Midcontinent Communications 8.000%, 08/15/2032 (B)	517,000	547,128
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	304,200	304,888
7.375%, 04/02/2032 (B)	200,000	205,299
News Corp. 3.875%, 05/15/2029 (B)	403,000	385,566
Paramount Global
4.200%, 05/19/2032	190,000	173,413
4.375%, 03/15/2043	300,000	220,852
4.950%, 05/19/2050	689,000	527,119
Sirius XM Radio LLC 4.000%, 07/15/2028 (B)	148,000	142,143
T-Mobile USA, Inc. 3.875%, 04/15/2030	1,654,000	1,606,394
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	580,287
Vodafone Group PLC 7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	471,592
Windstream Services LLC 8.250%, 10/01/2031 (B)	218,000	228,308
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	120,000	112,160
		12,903,491
Consumer discretionary – 3.3%
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	123,582
4.750%, 03/01/2030	344,000	333,071
AutoNation, Inc. 4.750%, 06/01/2030	448,000	445,445
Booking Holdings, Inc. 4.625%, 04/13/2030	175,000	177,011
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	85,547
Caesars Entertainment, Inc.
6.000%, 10/15/2032 (B)(C)	591,000	579,601
6.500%, 02/15/2032 (B)	234,000	240,111

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carnival Corp. 5.875%, 06/15/2031 (B)	$456,000	$464,550
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	175,124
Dealer Tire LLC 8.000%, 02/01/2028 (B)	111,000	107,212
Flutter Treasury Designated Activity Company 6.375%, 04/29/2029 (B)	200,000	206,009
Ford Motor Company 3.250%, 02/12/2032	266,000	224,264
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,176,000	1,073,628
5.113%, 05/03/2029	728,000	711,831
5.800%, 03/08/2029	337,000	337,704
6.054%, 11/05/2031	584,000	580,987
6.125%, 03/08/2034	1,195,000	1,163,277
7.122%, 11/07/2033	415,000	430,702
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)(C)	218,000	211,825
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,451,000	1,357,732
5.950%, 04/04/2034	1,423,000	1,443,237
Genting New York LLC 7.250%, 10/01/2029 (B)	200,000	207,502
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (B)	458,000	390,445
11.500%, 08/15/2029 (B)	315,000	308,215
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (B)	140,000	135,137
Hilton Grand Vacations Borrower LLC 6.625%, 01/15/2032 (B)	401,000	407,227
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (B)	104,000	100,100
KB Home 4.000%, 06/15/2031	215,000	199,587
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	176,000	167,849
4.375%, 01/15/2031 (B)	341,000	324,248
4.625%, 12/15/2027 (B)	50,000	49,610
Macy's Retail Holdings LLC
5.875%, 04/01/2029 (B)	236,000	233,579
5.875%, 03/15/2030 (B)	182,000	178,767
6.125%, 03/15/2032 (B)	213,000	203,069
MGM Resorts International 4.750%, 10/15/2028	620,000	612,563
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	496,000	477,780
NCL Corp., Ltd. 6.750%, 02/01/2032 (B)	384,000	392,305
Newell Brands, Inc.
6.375%, 05/15/2030	298,000	289,902
8.500%, 06/01/2028 (B)	268,000	281,457
Rakuten Group, Inc. 9.750%, 04/15/2029 (B)	200,000	219,076
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	495,000	438,487
Rivers Enterprise Borrower LLC 6.625%, 02/01/2033 (B)	334,000	334,432
Royal Caribbean Cruises, Ltd.
5.625%, 09/30/2031 (B)	209,000	210,277
6.250%, 03/15/2032 (B)	118,000	121,290
S&S Holdings LLC 8.375%, 10/01/2031 (B)	107,000	104,570
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sabre GLBL, Inc. 11.125%, 07/15/2030 (B)	$206,000	$215,476
Saks Global Enterprises LLC 11.000%, 12/15/2029 (B)	401,000	150,375
Service Corp. International 5.750%, 10/15/2032	103,000	104,050
The Michaels Companies, Inc.
5.250%, 05/01/2028 (B)	449,000	358,976
7.875%, 05/01/2029 (B)	350,000	229,250
Travel + Leisure Company 4.625%, 03/01/2030 (B)	101,000	96,834
Under Armour, Inc. 7.250%, 07/15/2030 (B)	101,000	102,283
Valvoline, Inc. 3.625%, 06/15/2031 (B)	424,000	383,910
		18,501,078
Consumer staples – 0.5%
JBS USA LUX SA
3.625%, 01/15/2032	460,000	420,619
3.750%, 12/01/2031	86,000	80,022
5.750%, 04/01/2033	466,000	479,011
5.950%, 04/20/2035 (B)	133,000	137,785
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	630,939
Mars, Inc. 5.000%, 03/01/2032 (B)	323,000	327,294
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	448,000	450,586
Pilgrim's Pride Corp. 6.250%, 07/01/2033	365,000	385,907
		2,912,163
Energy – 5.9%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	142,832
4.000%, 01/15/2031 (B)	289,000	274,486
5.800%, 10/01/2054 (B)	235,000	214,234
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)	364,000	361,265
6.625%, 02/01/2032 (B)	341,000	352,202
Antero Resources Corp. 5.375%, 03/01/2030 (B)	90,000	90,576
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (B)	433,000	433,736
6.625%, 10/15/2032 (B)	145,000	147,573
6.625%, 07/15/2033 (B)	172,000	174,494
Blue Racer Midstream LLC
7.000%, 07/15/2029 (B)	103,000	107,497
7.250%, 07/15/2032 (B)	430,000	455,653
Cheniere Energy Partners LP
4.000%, 03/01/2031	708,000	673,720
5.550%, 10/30/2035 (B)	267,000	269,099
5.950%, 06/30/2033	558,000	582,460
Cheniere Energy, Inc. 5.650%, 04/15/2034	196,000	200,739
Civitas Resources, Inc. 8.625%, 11/01/2030 (B)	131,000	132,996
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (B)	413,000	418,077
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (B)	105,000	110,841
6.036%, 11/15/2033 (B)	656,000	688,330
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	330,000	277,425

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc. (continued)
4.900%, 06/01/2044	$334,000	$262,410
5.750%, 01/15/2031 (B)	616,000	621,904
DT Midstream, Inc.
4.375%, 06/15/2031 (B)	1,077,000	1,031,319
5.800%, 12/15/2034 (B)	214,000	217,940
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	507,000	502,795
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	629,000	627,240
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	490,000	491,941
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	190,386
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	143,639
5.875%, 03/30/2031 (B)	260,000	239,484
Energy Transfer LP
5.150%, 03/15/2045	550,000	484,647
5.400%, 10/01/2047	651,000	579,729
5.600%, 09/01/2034	305,000	309,762
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	964,000	968,307
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	761,000	775,203
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	909,000	899,380
EQT Corp.
6.375%, 04/01/2029 (B)	257,000	265,094
7.500%, 06/01/2030 (B)	115,000	126,386
Expand Energy Corp. 4.750%, 02/01/2032	406,000	394,789
Genesis Energy LP
7.875%, 05/15/2032	238,000	247,460
8.000%, 05/15/2033	270,000	282,291
Global Partners LP
7.125%, 07/01/2033 (B)	78,000	79,093
8.250%, 01/15/2032 (B)	266,000	279,747
Harbour Energy PLC 6.327%, 04/01/2035 (B)	810,000	805,241
Hess Midstream Operations LP
4.250%, 02/15/2030 (B)	78,000	74,995
5.500%, 10/15/2030 (B)	31,000	31,137
6.500%, 06/01/2029 (B)	105,000	107,983
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032 (B)	64,000	67,309
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	660,364
6.750%, 06/30/2030 (B)	113,000	111,192
Long Ridge Energy LLC 8.750%, 02/15/2032 (B)	336,000	349,021
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Matador Resources Company 6.250%, 04/15/2033 (B)	$236,000	$234,255
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (B)	418,704	330,525
MPLX LP
4.950%, 09/01/2032	289,000	286,327
5.000%, 03/01/2033	355,000	350,061
Occidental Petroleum Corp.
5.375%, 01/01/2032	229,000	227,116
6.050%, 10/01/2054	582,000	533,234
6.450%, 09/15/2036	563,000	576,018
6.600%, 03/15/2046	219,000	215,812
6.625%, 09/01/2030	625,000	660,863
ONEOK, Inc.
6.050%, 09/01/2033	565,000	592,830
6.625%, 09/01/2053	527,000	547,692
Ovintiv, Inc.
6.250%, 07/15/2033	265,000	273,597
7.200%, 11/01/2031	55,000	59,424
Parkland Corp.
4.500%, 10/01/2029 (B)	376,000	361,443
4.625%, 05/01/2030 (B)	327,000	313,123
6.625%, 08/15/2032 (B)	160,000	163,533
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	817,000	815,633
Saudi Arabian Oil Company 5.250%, 07/17/2034 (B)	305,000	308,170
Sunoco LP
4.500%, 04/30/2030	569,000	547,094
6.250%, 07/01/2033 (B)	219,000	222,657
7.000%, 05/01/2029 (B)	271,000	282,215
7.250%, 05/01/2032 (B)	324,000	340,194
Talos Production, Inc.
9.000%, 02/01/2029 (B)	53,000	54,265
9.375%, 02/01/2031 (B)	66,000	67,383
Targa Resources Corp.
5.500%, 02/15/2035	564,000	565,976
6.150%, 03/01/2029	418,000	439,591
Targa Resources Partners LP 4.000%, 01/15/2032	523,000	487,430
Var Energi ASA
5.875%, 05/22/2030 (B)	506,000	518,391
8.000%, 11/15/2032 (B)	1,043,000	1,182,061
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031 (B)	177,000	163,830
Venture Global LNG, Inc.
7.000%, 01/15/2030 (B)	315,000	318,438
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (B)(D)	988,000	960,532
9.500%, 02/01/2029 (B)	538,000	586,085
Western Midstream Operating LP
4.050%, 02/01/2030	377,000	362,570
5.450%, 11/15/2034	285,000	279,414
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	230,608
5.700%, 09/30/2031 (B)	230,000	234,470
		33,029,283
Financials – 11.0%
Ally Financial, Inc.
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	210,000	213,739

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc. (continued)
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	$358,000	$365,152
8.000%, 11/01/2031	467,000	531,736
Ambac Assurance Corp. 5.100%, 01/21/2025 (B)(D)	131	177
AmWINS Group, Inc. 6.375%, 02/15/2029 (B)	204,000	207,924
Apollo Debt Solutions BDC
6.700%, 07/29/2031	452,000	469,689
6.900%, 04/13/2029	793,000	827,782
Ares Capital Corp. 5.875%, 03/01/2029	235,000	239,620
Ares Strategic Income Fund
5.600%, 02/15/2030	434,000	432,687
5.700%, 03/15/2028	108,000	108,873
5.800%, 09/09/2030 (B)	532,000	533,859
6.200%, 03/21/2032	381,000	382,108
6.350%, 08/15/2029	178,000	182,491
Athene Global Funding
4.721%, 10/08/2029 (B)	328,000	327,270
5.322%, 11/13/2031 (B)	330,000	332,598
Athene Holding, Ltd.
3.500%, 01/15/2031	141,000	132,725
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	228,000	224,443
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (B)	267,000	269,820
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (B)	155,000	161,137
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	684,000	797,696
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	792,000	724,047
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,431,000	1,284,215
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	477,000	469,402
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	1,261,000	1,260,628
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (D)	818,000	847,164
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	717,000	740,363
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	488,000	498,485
7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (D)	200,000	200,859
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	659,000	691,243
Blackstone Private Credit Fund
5.250%, 04/01/2030	449,000	444,996
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Blackstone Private Credit Fund (continued)
5.950%, 07/16/2029	$337,000	$343,377
6.000%, 01/29/2032	379,000	381,095
7.300%, 11/27/2028	330,000	351,943
Blackstone Secured Lending Fund 5.350%, 04/13/2028	375,000	377,663
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	421,000	432,290
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(D)	230,000	246,429
BPCE SA 5.716%, (5.716% to 1-18-29, then Overnight SOFR + 1.959%), 01/18/2030 (B)	396,000	407,709
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	540,000	516,753
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	643,000	673,111
Citizens Financial Group, Inc.
3.250%, 04/30/2030	100,000	93,542
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	347,000	351,648
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	893,000	923,840
CNO Financial Group, Inc.
5.250%, 05/30/2029	651,000	656,705
6.450%, 06/15/2034	286,000	299,938
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	305,000	312,409
Credit Agricole SA
3.250%, 01/14/2030 (B)	932,000	868,414
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (B)	646,000	678,953
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (B)	564,000	570,392
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	632,755
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	366,000	371,717
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	437,315
Enact Holdings, Inc. 6.250%, 05/28/2029	570,000	591,451
Enova International, Inc. 9.125%, 08/01/2029 (B)	139,000	146,336

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	$226,000	$227,402
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	343,000	356,954
7.590%, (3 month CME Term SOFR + 3.295%), 07/27/2025 (A)(D)	355,000	357,142
First Citizens BancShares, Inc. 5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	539,000	541,849
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	323,000	327,654
GA Global Funding Trust 5.200%, 12/09/2031 (B)	378,000	378,362
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (B)	384,000	376,956
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	168,655
HPS Corporate Lending Fund 5.950%, 04/14/2032	218,000	216,612
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	330,000	338,117
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	169,000	172,278
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	249,000	261,280
ING Groep NV 6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	212,615
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	470,000	491,628
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	401,000	366,632
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	767,000	709,245
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	169,000	169,317
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	586,000	588,002
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	582,000	592,629
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	568,000	578,484
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	582,000	592,256
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036	$520,000	$535,599
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	400,000	415,343
KeyCorp 5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	556,000	562,636
Lazard Group LLC 4.375%, 03/11/2029	552,000	545,435
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	197,681
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	228,000	234,407
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)	342,000	334,640
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	116,000	115,393
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	275,000	279,555
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	434,000	432,492
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (B)	130,000	129,913
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	307,000	288,466
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	449,469
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	582,226
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	175,787
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	796,000	676,389
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	875,000	893,330
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	700,000	708,545
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	600,727
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (D)	566,000	562,779
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	441,000	475,686

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
OneMain Finance Corp. 9.000%, 01/15/2029	$233,000	$244,337
Popular, Inc. 7.250%, 03/13/2028	466,000	495,085
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	838,000	840,095
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	234,000	241,676
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	224,000	223,262
Rocket Companies, Inc.
6.125%, 08/01/2030 (B)	276,000	281,252
6.375%, 08/01/2033 (B)	348,000	356,074
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	151,000	137,124
Sixth Street Lending Partners
5.750%, 01/15/2030	274,000	274,679
6.125%, 07/15/2030 (B)	216,000	219,946
Societe Generale SA 5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(D)	557,000	509,532
Starwood Property Trust, Inc. 6.000%, 04/15/2030 (B)	326,000	329,730
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	510,631
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	330,000	336,986
The Charles Schwab Corp. 5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	334,000	354,812
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,523,000	1,353,723
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	539,000	476,288
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	560,000	561,288
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	378,000	389,593
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	377,000	398,820
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	440,000	452,420
TrueNoord Capital DAC 8.750%, 03/01/2030 (B)	235,000	244,015
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	560,000	570,884
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	$1,200,000	$1,253,628
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	265,000	286,647
Trust Fibra Uno 7.375%, 02/13/2034 (B)	554,000	563,886
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	655,000	646,760
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	390,000	397,816
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	374,781
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	634,450
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	464,204
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	429,580
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (B)(D)	368,000	366,080
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (B)(D)	379,000	377,442
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(D)	467,000	540,044
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,847,000	1,686,773
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	420,000	421,616
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	335,000	343,656
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	814,000	889,727
		61,268,622
Health care – 2.2%
AbbVie, Inc. 5.050%, 03/15/2034	199,000	202,614
Amgen, Inc.
5.250%, 03/02/2030	609,000	627,503
5.250%, 03/02/2033	1,233,000	1,262,620
5.650%, 03/02/2053	656,000	640,516
Cencora, Inc. 2.800%, 05/15/2030	371,000	344,518
Centene Corp.
3.000%, 10/15/2030	478,000	427,103
3.375%, 02/15/2030	273,000	251,442

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DaVita, Inc. 4.625%, 06/01/2030 (B)	$294,000	$281,688
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (B)(C)	237,000	250,878
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	868,000	750,814
HCA, Inc. 5.450%, 04/01/2031	464,000	478,448
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (B)	566,000	557,114
Icon Investments Six DAC 5.849%, 05/08/2029	305,000	316,408
IQVIA, Inc. 6.250%, 02/01/2029	217,000	226,798
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	581,040
Royalty Pharma PLC 5.150%, 09/02/2029	274,000	279,607
Solventum Corp.
5.400%, 03/01/2029	478,000	492,228
5.450%, 03/13/2031	814,000	845,218
Star Parent, Inc. 9.000%, 10/01/2030 (B)	154,000	161,980
Teva Pharmaceutical Finance Netherlands IV BV 5.750%, 12/01/2030	369,000	375,618
Universal Health Services, Inc. 2.650%, 10/15/2030	503,000	448,484
Varex Imaging Corp. 7.875%, 10/15/2027 (B)	189,000	190,698
Viatris, Inc.
2.700%, 06/22/2030	901,000	802,609
4.000%, 06/22/2050	1,615,000	1,075,823
		11,871,769
Industrials – 3.4%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,610,000	1,458,644
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	285,000	285,454
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	300,000	312,279
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (B)	548,000	576,151
Allied Universal Holdco LLC
6.875%, 06/15/2030 (B)	264,000	267,581
7.875%, 02/15/2031 (B)	699,000	730,240
Ambipar Lux Sarl 10.875%, 02/05/2033 (B)	305,000	288,245
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	552,104	533,732
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	34,678	32,499
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	324,720	310,581
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	424,350	410,206
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	264,607	244,154
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	$654,383	$591,102
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	488,237	448,346
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	79,461	76,643
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	482,330	424,599
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	456,475	430,304
American Airlines, Inc. 7.250%, 02/15/2028 (B)	198,000	202,207
Ashtead Capital, Inc.
5.500%, 08/11/2032 (B)	200,000	202,546
5.550%, 05/30/2033 (B)	400,000	403,971
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	383,000	368,293
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	57,431	54,918
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	201,020	192,733
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	54,813	57,772
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (B)	130,000	128,855
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	439,000	406,716
6.375%, 06/15/2032 (B)	165,000	169,582
6.375%, 03/01/2034 (B)	468,000	476,926
6.750%, 05/15/2035 (B)	146,000	150,324
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	262,000	278,943
Cimpress PLC 7.375%, 09/15/2032 (B)	340,000	324,531
Delta Air Lines, Inc. 4.375%, 04/19/2028	300,000	298,378
Efesto Bidco S.p.A Efesto US LLC 7.500%, 02/15/2032 (B)	332,000	336,152
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (B)	405,000	437,283
EMRLD Borrower LP 6.625%, 12/15/2030 (B)	524,000	535,618
Flowserve Corp. 3.500%, 10/01/2030	327,000	305,134
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (B)	335,000	333,769
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	308,000	313,451
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	350,400	306,638
MasTec, Inc. 5.900%, 06/15/2029	256,000	264,805
Quanta Services, Inc. 5.250%, 08/09/2034	245,000	248,000

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company 6.528%, 05/01/2034	$924,000	$1,003,952
TriNet Group, Inc. 3.500%, 03/01/2029 (B)	104,000	97,734
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	485,219	463,621
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	453,886	425,701
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	541,389	552,433
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	625,731	638,250
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	454,014	451,901
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	493,666	498,218
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	149,482
WESCO Distribution, Inc. 6.375%, 03/15/2033 (B)	146,000	150,903
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	194,013
		18,844,513
Information technology – 1.9%
Atlassian Corp. 5.250%, 05/15/2029	277,000	284,421
Broadcom, Inc.
3.419%, 04/15/2033 (B)	1,332,000	1,208,029
4.550%, 02/15/2032	223,000	220,937
CDW LLC
5.100%, 03/01/2030	181,000	182,267
5.550%, 08/22/2034	187,000	186,483
Cloud Software Group, Inc. 8.250%, 06/30/2032 (B)	157,000	167,084
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (B)	144,000	143,267
CoreWeave, Inc. 9.250%, 06/01/2030 (B)	276,000	282,164
Dell International LLC
5.300%, 04/01/2032	566,000	578,512
5.400%, 04/15/2034	858,000	873,801
Foundry JV Holdco LLC 5.875%, 01/25/2034 (B)	877,000	891,144
Marvell Technology, Inc. 5.950%, 09/15/2033	268,000	283,016
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	394,059
5.300%, 01/15/2031	422,000	432,154
6.750%, 11/01/2029	840,000	907,964
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	697,728
2.750%, 05/24/2031	592,000	530,759
Oracle Corp.
5.250%, 02/03/2032	377,000	386,721
5.550%, 02/06/2053	893,000	839,753
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	424,730
4.375%, 10/15/2029	311,000	301,830
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Rocket Software, Inc. 9.000%, 11/28/2028 (B)	$256,000	$263,886
Virtusa Corp. 7.125%, 12/15/2028 (B)	114,000	108,654
		10,589,363
Materials – 1.1%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (B)	128,000	134,334
Aris Mining Corp. 8.000%, 10/31/2029 (B)	293,000	298,860
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (B)	211,000	225,177
Braskem Netherlands Finance BV 4.500%, 01/31/2030 (B)	243,000	188,045
Capstone Copper Corp. 6.750%, 03/31/2033 (B)	112,000	114,683
Cemex SAB de CV
3.875%, 07/11/2031 (B)	486,000	448,032
5.200%, 09/17/2030 (B)	391,000	390,082
Champion Iron Canada, Inc. 7.875%, 07/15/2032 (B)	407,000	412,652
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030 (B)	335,000	342,463
CSN Resources SA 4.625%, 06/10/2031 (B)	450,000	353,871
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	454,000	461,100
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	186,748
JH North America Holdings, Inc.
5.875%, 01/31/2031 (B)	106,000	106,926
6.125%, 07/31/2032 (B)	159,000	161,640
Magnera Corp. 7.250%, 11/15/2031 (B)	638,000	601,570
Novelis Corp.
4.750%, 01/30/2030 (B)	459,000	439,808
6.875%, 01/30/2030 (B)	99,000	102,359
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (B)	306,000	314,666
Sasol Financing USA LLC 5.500%, 03/18/2031	162,000	133,122
Toucan FinCo, Ltd. 9.500%, 05/15/2030 (B)	384,000	392,532
		5,808,670
Real estate – 0.9%
American Tower Corp.
5.550%, 07/15/2033	342,000	352,786
5.650%, 03/15/2033	342,000	356,437
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	610,794
GLP Capital LP
3.250%, 01/15/2032	146,000	128,497
4.000%, 01/15/2030	262,000	251,780
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	126,000	120,817
Iron Mountain, Inc.
5.250%, 07/15/2030 (B)	249,000	245,594
6.250%, 01/15/2033 (B)	307,000	315,659
RHP Hotel Properties LP 6.500%, 06/15/2033 (B)	73,000	75,098
Uniti Group LP 6.500%, 02/15/2029 (B)	179,000	173,009
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	286,338

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP (continued)
4.625%, 12/01/2029 (B)	$515,000	$505,956
5.125%, 11/15/2031	655,000	655,813
5.125%, 05/15/2032	546,000	543,990
XHR LP 6.625%, 05/15/2030 (B)	215,000	219,056
		4,841,624
Utilities – 3.1%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	318,003	290,998
Alpha Generation LLC 6.750%, 10/15/2032 (B)	189,000	194,830
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	209,000	209,046
American Electric Power Company, Inc. 5.625%, 03/01/2033	218,000	226,620
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)(C)	197,252	207,647
Capital Power US Holdings, Inc.
5.257%, 06/01/2028 (B)	216,000	218,926
6.189%, 06/01/2035 (B)	365,000	376,639
CenterPoint Energy, Inc.
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	125,000	129,320
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	587,000	614,366
Constellation Energy Generation LLC
6.125%, 01/15/2034	131,000	141,076
6.500%, 10/01/2053	261,000	280,088
Dominion Energy, Inc.
3.375%, 04/01/2030	308,000	292,700
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	426,054
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	198,492
Duke Energy Corp. 5.750%, 09/15/2033	596,000	625,978
Electricite de France SA
5.650%, 04/22/2029 (B)	651,000	675,382
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(D)	621,000	700,441
Exelon Corp.
5.125%, 03/15/2031	324,000	331,875
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	129,000	131,214
FirstEnergy Corp. 2.650%, 03/01/2030	379,000	347,990
Georgia Power Company 4.950%, 05/17/2033	340,000	342,634
Lightning Power LLC 7.250%, 08/15/2032 (B)	275,000	289,424
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	265,000	238,654
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	299,000	305,326
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	108,000	110,398
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	262,000	269,980
NiSource, Inc. 3.600%, 05/01/2030	345,000	330,916
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	308,302
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
3.875%, 02/15/2032 (B)	$626,000	$574,868
4.450%, 06/15/2029 (B)	356,000	350,242
5.750%, 07/15/2029 (B)	216,000	216,278
6.000%, 02/01/2033 (B)	303,000	306,020
6.250%, 11/01/2034 (B)	249,000	253,693
7.000%, 03/15/2033 (B)	497,000	545,554
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(D)	371,000	411,970
Pacific Gas & Electric Company
4.950%, 07/01/2050	282,000	227,294
5.800%, 05/15/2034	430,000	429,913
PacifiCorp 7.375%, (7.375% to 9-15-30, then 5 Year CMT + 3.319%), 09/15/2055	399,000	414,785
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	698,000	661,020
Sempra
5.500%, 08/01/2033	428,000	436,875
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	400,616
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	398,000	401,359
The Southern Company
5.200%, 06/15/2033	199,000	202,472
5.700%, 03/15/2034	490,000	512,037
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	537,000	552,559
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(D)	172,000	176,171
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	781,000	769,535
6.875%, 04/15/2032 (B)	228,000	238,370
6.950%, 10/15/2033 (B)	431,000	473,275
		17,370,222
TOTAL CORPORATE BONDS (Cost $195,636,178)		$197,940,798
MUNICIPAL BONDS – 0.0%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	166,372
TOTAL MUNICIPAL BONDS (Cost $231,000)		$166,372
TERM LOANS (E) – 0.3%
Financials – 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 01/30/2032	311,298	311,354
Health care – 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%) 8.327%, 04/23/2031	189,568	189,141
Industrials – 0.1%
GFL Environmental, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.824%, 03/03/2032	228,000	227,811
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 8.321%, 01/17/2032	555,000	543,206
		771,017

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Information technology – 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.529%, 04/21/2032	$104,000	$103,870
Materials – 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 02/10/2032	279,300	278,811
TOTAL TERM LOANS (Cost $1,663,457)		$1,654,193
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Commercial and residential – 2.6%
Angel Oak Mortgage Trust LLC
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	192,446	162,237
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	380,163	378,262
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	125,816	113,420
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (B)(F)	554,000	573,521
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (B)(F)	116,000	90,689
BANK Series 2021-BN34, Class XA IO 1.067%, 06/15/2063	12,625,528	510,653
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	72,229	67,726
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	151,000	153,995
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	158,000	163,775
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	171,253	167,982
Series 2024-V12, Class A3, 5.738%, 12/15/2057	523,000	544,724
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (F)	163,000	169,145
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	119,162	111,380
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (B)	229,000	213,516
Series 2019-OC11, Class D, 4.075%, 12/09/2041 (B)(F)	300,000	280,443
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	270,265
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.722%, 07/20/2034 (F)	240,121	236,037
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.945%, 12/15/2072	14,382,502	456,712
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (B)(F)	340,000	351,160
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (B)(F)	$173,233	$145,538
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	340,263	293,180
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.577%, 05/10/2051	4,960,315	52,590
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	94,311	84,477
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	129,915	111,760
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	369,594	309,416
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 5.332%, 07/19/2044 (A)	197,083	187,448
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	47,198	40,440
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	166,329	138,879
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	294,844	239,975
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 6.726%, 08/25/2029 (A)(B)	87,868	84,181
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	104,213	93,021
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	113,192	96,737
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	173,258	150,205
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(F)	79,195	71,006
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	6,044,673	95,896
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,222,152	98,155
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	6,689,779	110,492
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.649%, 01/13/2040 (B)(F)	476,000	490,685
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	101,893	88,644
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	230,913

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.833%, 04/21/2034 (F)	$38,201	$37,688
Series 2004-8, Class 5A1, 7.363%, 08/25/2034 (F)	20,267	19,912
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(F)	63,215	59,151
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.726%, 11/15/2052	19,927,058	451,884
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.460%, 01/15/2043 (B)(F)	98,000	90,310
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.455%, 11/05/2041 (B)(F)	279,000	274,176
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	102,226	95,816
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	83,915	71,068
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	274,298	226,328
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	231,264	205,667
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (B)	446,000	456,251
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (B)	557,000	581,704
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 4.832%, 05/20/2035 (A)	17,049	15,603
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (B)	352,000	301,017
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(F)	25,641	25,597
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(F)	1,000,000	984,529
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	175,266	165,870
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(F)	121,398	118,099
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	103,819	99,630
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	266,997	241,838
Series 2024-4, Class A1A, 4.435%, 10/27/2064 (B)(F)	206,783	207,733
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.229%, 07/13/2044 (B)(F)	324,000	324,000
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust
Series 2020-5, Class A1, 2.218%, 05/25/2065 (B)	$42,239	$40,871
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	191,956	168,416
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	115,308	95,676
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	164,459	141,374
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	43,801	42,290
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	148,954	130,197
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3 5.673%, 05/15/2058	319,000	332,379
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.349%, 07/15/2040 (B)(F)	224,000	228,357
		14,462,711
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	426,396	33,726
Series 3387, Class SB IO, 2.002%, 11/15/2037	478,079	43,188
Series K109, Class X1 IO, 1.688%, 04/25/2030	3,060,405	186,243
Series K121, Class X1 IO, 1.113%, 10/25/2030	12,540,464	532,348
Series T-41, Class 3A, 4.450%, 07/25/2032 (F)	31,448	28,867
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	2,219	2,244
Series 2002-W3, Class A5, 7.500%, 11/25/2041	34,238	35,929
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	371,377	30,855
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	595,678
Government National Mortgage Association
Series 2008-90, Class IO, 2.016%, 12/16/2050	1,956,323	246,760
Series 2010-147, Class SA IO, 1.738%, 05/20/2040	130,788	3,282
Series 2010-85, Class SB IO, 2.174%, 03/16/2040	314,397	15,928
Series 2012-114, Class IO, 0.630%, 01/16/2053	232,821	3,657
Series 2012-120, Class IO, 0.645%, 02/16/2053	2,884,992	43,367
Series 2015-86, Class IO, 0.402%, 05/16/2052	19,822,745	277,520
Series 2016-174, Class IO, 0.888%, 11/16/2056	284,009	11,891
Series 2017-109, Class IO, 0.229%, 04/16/2057	591,142	7,543
Series 2017-124, Class IO, 0.626%, 01/16/2059	527,416	18,394

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-135, Class IO, 0.697%, 10/16/2058	$849,479	$27,821
Series 2017-140, Class IO, 0.485%, 02/16/2059	366,541	9,997
Series 2017-159, Class IO, 0.430%, 06/16/2059	597,840	15,242
Series 2017-169, Class IO, 0.523%, 01/16/2060	1,619,460	45,545
Series 2017-20, Class IO, 0.517%, 12/16/2058	1,336,708	30,240
Series 2017-22, Class IO, 0.775%, 12/16/2057	167,851	6,189
Series 2017-41, Class IO, 0.561%, 07/16/2058	427,046	11,342
Series 2017-46, Class IO, 0.652%, 11/16/2057	526,935	19,898
Series 2017-61, Class IO, 0.700%, 05/16/2059	206,976	7,478
Series 2018-158, Class IO, 0.795%, 05/16/2061	1,523,567	90,263
Series 2018-35, Class IO, 0.542%, 03/16/2060	1,337,599	43,256
Series 2018-43, Class IO, 0.455%, 05/16/2060	992,326	31,872
Series 2018-69, Class IO, 0.608%, 04/16/2060	345,389	15,604
Series 2018-81, Class IO, 0.486%, 01/16/2060	262,713	10,873
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,560,003	46,010
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,201,935	68,834
Series 2020-100, Class IO, 0.786%, 05/16/2062	1,396,979	84,055
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,038,668	175,985
Series 2020-114, Class IO, 0.800%, 09/16/2062	3,314,498	179,737
Series 2020-118, Class IO, 0.884%, 06/16/2062	2,363,472	124,735
Series 2020-119, Class IO, 0.607%, 08/16/2062	1,302,919	60,729
Series 2020-120, Class IO, 0.769%, 05/16/2062	729,823	42,836
Series 2020-137, Class IO, 0.797%, 09/16/2062	3,505,251	203,449
Series 2020-143, Class IB IO, 0.883%, 03/16/2062	4,029,379	255,953
Series 2020-150, Class IO, 0.965%, 12/16/2062	2,131,950	149,953
Series 2020-170, Class IO, 0.835%, 11/16/2062	2,829,031	183,310
Series 2020-28, Class IO, 0.822%, 11/16/2061	5,043,658	286,328
Series 2020-92, Class IO, 0.881%, 02/16/2062	3,221,250	185,696
Series 2021-3, Class IO, 0.870%, 09/16/2062	3,543,365	227,083
Series 2021-40, Class IO, 0.822%, 02/16/2063	870,048	53,704
Series 2022-150, Class IO, 0.822%, 06/16/2064	299,024	17,341
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-17, Class IO, 0.802%, 06/16/2064	$1,934,321	$112,662
Series 2022-181, Class IO, 0.719%, 07/16/2064	922,018	56,469
Series 2022-21, Class IO, 0.785%, 10/16/2063	853,428	47,973
Series 2023-177, Class IO, 0.859%, 06/16/2065	1,986,726	121,714
Series 2023-197, Class IO, 1.241%, 09/16/2065	601,500	51,263
Series 2023-30, Class IO, 1.001%, 11/16/2064	1,220,427	83,394
Series 2024-179, Class XI IO, 0.831%, 12/16/2066	4,509,235	329,254
		5,631,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,108,855)		$20,094,218
ASSET-BACKED SECURITIES – 4.8%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	79,976	78,743
AIMCO CLO, Ltd. Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) 5.682%, 07/22/2037 (A)(B)	250,000	250,611
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	122,000	117,917
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	196,939
AMSR Trust Series 2025-SFR1, Class A 3.655%, 06/17/2042 (B)	177,000	168,924
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	62,641	57,642
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	452,438	431,562
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 5.634%, 01/25/2035 (A)	156,736	150,774
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	393,061	388,854
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	361,900	348,192
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (B)	354,000	356,784
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	320,472	297,690
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	251,107	230,206
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	589,587	538,004

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	$380,000	$382,028
Series 2025-1A, Class A1 5.316%, 05/25/2050 (B)	322,000	326,592
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (B)	175,000	176,925
Consolidated Communications LLC Series 2025-1A, Class A2 6.000%, 05/20/2055 (B)	392,000	404,223
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,209	3,502
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	607,000	592,260
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	571,000	556,029
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	225,000	220,092
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	184,573	182,601
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	965,000	893,525
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	349,364
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,214,983
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	277,479	265,163
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	407,709	381,021
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	237,187
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	304,588
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	83,032	82,667
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	229,874	228,711
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	471,777
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	148,000	150,222
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	588,991	573,910
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (B)	449,873	456,893
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	205,000	209,861
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	$122,242	$107,348
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	532,800	498,269
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	246,713	228,787
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	488,750	498,556
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	473,568
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	389,000	356,651
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	36,480	35,608
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 5.669%, 07/20/2037 (A)(B)	271,000	271,809
Progress Residential Trust
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (B)	950,000	931,020
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (B)	384,000	363,836
Series 2025-SFR2, Class A 3.305%, 04/17/2042 (B)	260,000	244,776
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	16,212	16,168
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	827,000	819,910
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.736%, 01/15/2038 (A)(B)	278,000	278,674
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.625%, 04/15/2038 (A)(B)	291,000	290,665
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	242,925	250,251
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	118,041	106,254
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	501,984	510,434
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	377,893	381,568
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	302,630	296,162
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	317,625	289,973
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	282,275	244,457
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	263,675	268,131

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Subway Funding LLC (continued)
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	$235,815	$241,585
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	585,060	578,708
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	132,214	128,921
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	168,000	169,251
Series 2025-1A, Class A2 5.036%, 03/25/2055 (B)	571,000	563,247
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	250,625	238,026
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	593,017	532,759
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	470,083
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	395,314	367,212
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	216,536	197,672
Uniti Fiber Issuer LLC Series 2025-1A, Class A2 5.877%, 04/20/2055 (B)	224,000	229,024
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	292,946
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	385,478
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	221,316	209,109
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	431,840	416,382
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	289,727	266,288
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	117,991	112,437
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (B)	250,000	252,813
Wingstop Funding LLC Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	250,000	254,655
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	270,463	249,962
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (B)	389,000	397,118
TOTAL ASSET-BACKED SECURITIES (Cost $26,874,485)		$26,593,517
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (G)	937	23,420
TOTAL COMMON STOCKS (Cost $237,385)		$23,420
Active Bond Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	$114,293
TOTAL PREFERRED SECURITIES (Cost $148,125)		$114,293
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.2596% (H)(I)	685,089	6,852,535
TOTAL SHORT-TERM INVESTMENTS (Cost $6,852,492)		$6,852,535
Total Investments (Active Bond Trust) (Cost $569,941,170) – 98.9%		$550,624,889
Other assets and liabilities, net – 1.1%		6,177,353
TOTAL NET ASSETS – 100.0%		$556,802,242
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,478,017 or 20.2% of the fund's net assets as of 6-30-25.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 6-30-25.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,213,727.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 46.5%
U.S. Government – 15.1%
U.S. Treasury Bonds
1.125%, 08/15/2040	$877,000	$539,526
1.375%, 11/15/2040	4,225,000	2,691,622
1.750%, 08/15/2041	28,583,000	18,976,420
2.000%, 11/15/2041	18,874,000	12,980,299
2.250%, 08/15/2046	863,000	565,366
2.375%, 02/15/2042	1,430,000	1,040,325
2.500%, 05/15/2046	7,784,000	5,376,129
3.000%, 02/15/2048 to 02/15/2049	18,288,000	13,557,851
3.125%, 05/15/2048	5,499,000	4,172,151
4.625%, 02/15/2055	13,148,000	12,798,756

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
5.000%, 05/15/2045	$11,788,000	$12,108,486
U.S. Treasury Notes
0.500%, 10/31/2027	595,000	552,606
1.875%, 02/28/2029 to 02/15/2032	2,863,000	2,525,358
3.625%, 03/31/2030	494,000	490,469
3.750%, 06/30/2027	2,749,000	2,750,718
3.875%, 06/15/2028 to 06/30/2030	14,004,000	14,061,462
4.125%, 05/31/2032	2,908,000	2,932,536
4.250%, 05/15/2035	9,170,000	9,184,328
		117,304,408
U.S. Government Agency – 31.4%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2030 to 12/01/2051	13,108,813	11,349,404
2.500%, 10/01/2032 to 03/01/2052	25,004,063	22,488,038
3.000%, 04/01/2040 to 11/01/2049	12,772,897	11,487,570
3.102%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (A)	454,753	452,840
3.951%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	464,471	448,717
4.000%, 03/01/2050	1,513,286	1,437,273
4.222%, (30 day Average SOFR + 2.305%), 05/01/2053 (A)	1,318,788	1,312,861
4.500%, 06/01/2039 to 07/01/2039	62,362	61,065
4.610%, (30 day Average SOFR + 2.352%), 03/01/2053 (A)	887,308	875,218
4.841%, (30 day Average SOFR + 2.153%), 01/01/2055 (A)	725,296	729,624
4.855%, (30 day Average SOFR + 2.246%), 06/01/2055 (A)	2,306,945	2,299,743
4.991%, (30 day Average SOFR + 2.258%), 02/01/2054 (A)	273,066	275,233
5.020%, (30 day Average SOFR + 2.139%), 06/01/2055 (A)	433,000	435,108
5.068%, (30 day Average SOFR + 2.060%), 07/01/2055 (A)	231,000	232,453
5.133%, (30 day Average SOFR + 2.225%), 06/01/2055 (A)	2,065,000	2,071,405
5.415%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	268,593	274,698
5.450%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	250,817	252,911
5.500%, 05/01/2055	3,080,281	3,092,775
6.000%, 09/01/2054 to 06/01/2055	12,086,753	12,406,399
6.500%, 09/01/2054 to 11/01/2054	2,632,704	2,774,173
Federal National Mortgage Association
2.000%, 10/01/2030 to 03/01/2047	24,132,982	20,739,397
2.500%, 05/01/2037 to 03/01/2052	10,416,762	9,102,693
2.500%, 03/01/2052 (B)	1,110,000	936,638
2.755%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	311,548	298,837
3.000%, 05/01/2040 to 07/01/2060	56,980,362	50,976,586
3.500%, 06/01/2042 to 01/01/2044	525,116	502,654
3.928%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	189,305	183,369
4.000%, 01/01/2027 to 12/01/2048	4,062,230	3,909,217
4.046%, 11/15/2030 (C)	2,811,000	2,264,098
4.072%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	648,466	631,463
4.102%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	611,679	610,970
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.125%, (30 day Average SOFR + 2.133%), 10/01/2052 (A)	$1,545,266	$1,538,626
4.146%, (30 day Average SOFR + 2.129%), 11/01/2052 (A)	521,397	519,424
4.350%, (30 day Average SOFR + 2.162%), 01/01/2055 (A)	642,837	644,581
4.366%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	804,539	801,503
4.500%, 03/01/2043 to 11/01/2048	1,837,246	1,807,294
4.535%, (30 day Average SOFR + 2.330%), 04/01/2053 (A)	2,201,891	2,171,201
4.557%, (30 day Average SOFR + 2.300%), 12/01/2054 (A)	574,358	569,727
4.608%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	676,225	671,713
4.610%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	873,865	876,568
4.644%, (30 day Average SOFR + 2.130%), 08/01/2052 (A)	491,758	493,722
4.671%, (30 day Average SOFR + 2.296%), 04/01/2053 (A)	2,702,898	2,713,965
4.941%, (30 day Average SOFR + 2.161%), 04/01/2055 (A)	519,673	522,919
4.968%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	623,577	623,582
5.371%, (30 day Average SOFR + 2.060%), 05/01/2055 (A)	684,863	692,186
5.500%, TBA (B)	14,700,000	14,692,325
5.500%, 02/01/2054 to 05/01/2055	15,135,616	15,243,444
6.000%, TBA (B)	100,000	101,613
6.000%, 12/01/2053 to 05/01/2055	12,269,140	12,594,330
6.011%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (A)	595,591	605,029
6.500%, 12/01/2053 to 10/01/2054	1,665,242	1,752,184
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	4,549,710	3,964,776
3.000%, 06/20/2043 to 10/20/2050	3,680,081	3,294,811
4.000%, 08/20/2052 to 11/20/2054	7,641,449	7,159,503
4.500%, 02/20/2049	437,791	425,234
5.500%, TBA (B)	2,800,000	2,802,782
6.000%, 01/20/2053	1,219,539	1,252,546
		243,449,018
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $366,409,288)		$360,753,426
FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)(E)	845,000	859,719
Chile – 0.0%
Republic of Chile 5.650%, 01/13/2037	369,000	380,107
Israel – 0.4%
State of Israel
3.875%, 07/03/2050	299,000	210,250
4.500%, 01/17/2033	408,000	389,304
5.375%, 02/19/2030	1,110,000	1,131,177
5.625%, 02/19/2035	630,000	640,236
5.750%, 03/12/2054	427,000	395,199
		2,766,166

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034	$304,000	$254,752
4.400%, 02/12/2052	205,000	143,469
4.600%, 01/23/2046	348,000	262,249
4.600%, 02/10/2048	373,000	276,635
4.750%, 03/08/2044	358,000	281,442
6.625%, 01/29/2038 (B)	1,180,000	1,197,700
		2,416,247
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (D)	911,000	778,905
6.650%, 03/04/2055 (D)	234,000	233,579
		1,012,484
Peru – 0.1%
Republic of Peru 5.500%, 03/30/2036	663,000	663,431
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	763,000	756,421
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,836,107)		$8,854,575
CORPORATE BONDS – 25.5%
Communication services – 1.1%
Alphabet, Inc.
4.000%, 05/15/2030	490,000	490,367
4.500%, 05/15/2035	1,063,000	1,049,042
5.250%, 05/15/2055	373,000	367,356
5.300%, 05/15/2065	373,000	365,220
AT&T, Inc.
3.500%, 06/01/2041	248,000	194,547
3.500%, 09/15/2053	384,000	259,913
3.550%, 09/15/2055	384,000	259,103
3.650%, 09/15/2059	243,000	163,030
3.800%, 12/01/2057	338,000	236,499
Charter Communications Operating LLC
3.500%, 06/01/2041	133,000	96,491
3.500%, 03/01/2042	651,000	464,195
3.900%, 06/01/2052	189,000	129,713
5.250%, 04/01/2053	319,000	271,020
5.500%, 04/01/2063	136,000	114,998
6.100%, 06/01/2029	681,000	712,969
Comcast Corp.
2.987%, 11/01/2063	290,000	163,064
4.049%, 11/01/2052	250,000	188,068
5.350%, 05/15/2053	420,000	389,176
Meta Platforms, Inc.
5.400%, 08/15/2054	150,000	146,286
5.550%, 08/15/2064	719,000	702,634
Netflix, Inc. 5.400%, 08/15/2054	332,000	327,644
T-Mobile USA, Inc.
5.300%, 05/15/2035	454,000	459,692
5.875%, 11/15/2055	271,000	270,888
Verizon Communications, Inc.
2.987%, 10/30/2056	389,000	234,121
5.250%, 04/02/2035	679,000	684,657
		8,740,693
Consumer discretionary – 1.2%
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	836,000	597,377
Ford Motor Credit Company LLC 2.900%, 02/10/2029	2,077,000	1,888,560
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc.
2.700%, 06/10/2031	$985,000	$862,304
5.350%, 01/07/2030	276,000	279,362
5.450%, 07/15/2030	659,000	668,254
Hyundai Capital America 5.150%, 03/27/2030 (D)	834,000	844,017
Lowe's Companies, Inc.
3.500%, 04/01/2051	313,000	214,384
4.250%, 04/01/2052	577,000	451,621
McDonald's Corp. 6.300%, 03/01/2038	395,000	431,121
The Home Depot, Inc.
3.625%, 04/15/2052	252,000	183,425
4.750%, 06/25/2029	394,000	402,169
4.850%, 06/25/2031	262,000	268,721
Toyota Motor Corp.
4.450%, 06/30/2030	488,000	489,997
5.053%, 06/30/2035	464,000	468,101
Toyota Motor Credit Corp. 4.800%, 05/15/2030	435,000	441,938
Volkswagen Group of America Finance LLC 5.800%, 03/27/2035 (D)	527,000	530,846
		9,022,197
Consumer staples – 1.8%
Altria Group, Inc. 3.875%, 09/16/2046	357,000	264,032
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,359,000	1,326,044
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	264,000	268,537
BAT Capital Corp.
4.540%, 08/15/2047	548,000	442,686
6.250%, 08/15/2055	388,000	392,975
7.081%, 08/02/2053	143,000	159,281
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	266,000	264,902
4.200%, 09/17/2029	544,000	537,974
Imperial Brands Finance PLC 5.625%, 07/01/2035 (D)	526,000	527,785
JBS USA LUX SA
3.000%, 05/15/2032	510,000	446,486
3.625%, 01/15/2032	687,000	628,186
5.750%, 04/01/2033	434,000	446,117
6.375%, 04/15/2066 (D)	136,000	137,002
6.500%, 12/01/2052	401,000	416,053
7.250%, 11/15/2053	772,000	869,173
Kenvue, Inc. 4.850%, 05/22/2032	223,000	225,682
Ohio Edison Company 4.950%, 12/15/2029 (D)	339,000	343,644
Philip Morris International, Inc.
4.125%, 04/28/2028	1,147,000	1,144,756
4.375%, 04/30/2030	971,000	968,651
4.875%, 04/30/2035	1,029,000	1,015,176
5.000%, 11/17/2025	548,000	548,749
The Coca-Cola Company 5.200%, 01/14/2055	126,000	120,623
The Kroger Company 5.500%, 09/15/2054	126,000	119,606
Walmart, Inc.
4.350%, 04/28/2030	924,000	934,580
4.900%, 04/28/2035	1,208,000	1,223,507
		13,772,207

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 1.6%
Aker BP ASA
5.125%, 10/01/2034 (D)	$1,001,000	$961,088
5.800%, 10/01/2054 (D)	157,000	143,127
ConocoPhillips Company
5.500%, 01/15/2055	359,000	340,626
5.550%, 03/15/2054	200,000	191,139
Devon Energy Corp.
5.200%, 09/15/2034 (E)	881,000	855,571
5.750%, 09/15/2054	434,000	390,722
Diamondback Energy, Inc.
5.150%, 01/30/2030	488,000	499,134
5.200%, 04/18/2027	261,000	264,565
5.550%, 04/01/2035	676,000	683,339
5.750%, 04/18/2054	433,000	401,921
5.900%, 04/18/2064	131,000	121,245
Energy Transfer LP
5.250%, 07/01/2029	659,000	675,139
5.300%, 04/15/2047	264,000	232,855
5.700%, 04/01/2035	771,000	785,336
5.950%, 05/15/2054	1,061,000	1,009,327
6.000%, 02/01/2029 (D)	478,000	485,675
6.200%, 04/01/2055	52,000	51,194
Equinor ASA 5.125%, 06/03/2035	227,000	230,902
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	541,068	479,706
2.625%, 03/31/2036 (D)	459,000	389,962
Kinder Morgan, Inc. 5.150%, 06/01/2030	452,000	461,501
ONEOK, Inc.
5.050%, 11/01/2034	136,000	132,348
5.700%, 11/01/2054	565,000	521,519
5.850%, 11/01/2064	105,000	97,344
Petroleos Mexicanos 2.460%, 12/15/2025	162,050	157,949
Saudi Arabian Oil Company
4.750%, 06/02/2030 (D)	233,000	234,139
6.375%, 06/02/2055 (D)	1,103,000	1,102,588
TotalEnergies Capital SA
5.425%, 09/10/2064	136,000	127,234
5.638%, 04/05/2064	130,000	126,021
		12,153,216
Financials – 7.4%
American Express Company
4.731%, (4.371% to 4-25-28, then Overnight SOFR + 1.260%), 04/25/2029	985,000	996,201
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031	914,000	933,298
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031	357,000	365,379
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	467,000	476,717
5.667%, (5.667% to 4-25-35, then Overnight SOFR + 1.790%), 04/25/2036	343,000	355,186
Apollo Debt Solutions BDC 6.550%, 03/15/2032 (D)	390,000	398,343
Apollo Global Management, Inc. 5.800%, 05/21/2054	161,000	159,001
Ares Management Corp. 5.600%, 10/11/2054	394,000	371,827
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Strategic Income Fund 6.200%, 03/21/2032	$520,000	$521,513
Bain Capital Specialty Finance, Inc. 5.950%, 03/15/2030	350,000	345,985
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	1,641,000	1,595,017
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031	228,000	198,835
2.496%, (2.496% to 2-13-30, then 3 month CME Term SOFR + 1.252%), 02/13/2031	513,000	468,555
Barclays PLC 5.785%, (5.785% to 2-25-35, then Overnight SOFR + 1.590%), 02/25/2036	1,266,000	1,293,963
Blue Owl Credit Income Corp. 6.600%, 09/15/2029	519,000	534,024
BPCE SA
5.389%, (5.389% to 5-28-30, then Overnight SOFR + 1.581%), 05/28/2031 (D)	689,000	701,569
6.027%, (6.027% to 5-28-35, then Overnight SOFR + 1.956%), 05/28/2036 (D)	584,000	601,607
CaixaBank SA
4.634%, (4.634% to 7-3-28, then Overnight SOFR + 1.140%), 07/03/2029 (D)	862,000	864,147
4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (D)	862,000	865,393
5.581%, (5.581% to 7-3-35, then Overnight SOFR + 1.790%), 07/03/2036 (D)	519,000	524,323
Capital One Financial Corp. 6.051%, (6.051% to 2-1-34, then Overnight SOFR + 2.260%), 02/01/2035	1,011,000	1,053,849
Citibank NA
4.576%, 05/29/2027	1,972,000	1,982,831
4.914%, 05/29/2030	1,696,000	1,728,561
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	426,000	424,069
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029	920,000	926,607
5.333%, (5.333% to 3-27-35, then Overnight SOFR + 1.465%), 03/27/2036	927,000	934,274
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056	631,000	619,359
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	287,000	292,845
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	1,422,000	1,460,277

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	$257,000	$269,035
Credit Agricole SA 5.222%, (5.222% to 5-27-30, then Overnight SOFR + 1.460%), 05/27/2031 (D)	918,000	935,118
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	1,184,000	1,065,693
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	739,000	750,544
FS KKR Capital Corp. 6.125%, 01/15/2030	743,000	737,903
Goldman Sachs Bank USA 5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	657,000	662,422
Goldman Sachs Private Credit Corp. 6.250%, 05/06/2030 (D)	527,000	534,165
HSBC Holdings PLC
4.899%, (4.899% to 3-3-28, then Overnight SOFR + 1.030%), 03/03/2029	1,114,000	1,123,435
5.130%, (5.130% to 3-3-30, then Overnight SOFR + 1.290%), 03/03/2031	1,114,000	1,128,874
5.790%, (5.790% to 5-13-35, then Overnight SOFR + 1.880%), 05/13/2036	1,084,000	1,114,931
ING Groep NV 5.525%, (5.525% to 3-25-35, then Overnight SOFR + 1.610%), 03/25/2036	920,000	936,541
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	789,000	721,379
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	404,000	411,119
5.572%, (5.572% to 4-22-35, then Overnight SOFR + 1.680%), 04/22/2036	190,000	196,905
Lloyds Banking Group PLC 6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	467,000	480,122
Mitsubishi UFJ Financial Group, Inc. 5.159%, (5.159% to 4-24-30, then 1 Year CMT + 1.170%), 04/24/2031	562,000	575,344
Morgan Stanley
4.994%, (4.994% to 4-12-28, then Overnight SOFR + 1.380%), 04/12/2029	1,335,000	1,354,421
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	1,211,000	1,231,574
5.192%, (5.192% to 4-17-30, then Overnight SOFR + 1.510%), 04/17/2031	964,000	988,225
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	$1,301,000	$1,331,825
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	512,000	526,567
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	1,195,000	1,251,953
NatWest Group PLC 5.115%, (5.115% to 5-23-30, then 1 Year CMT + 1.050%), 05/23/2031	687,000	698,242
Nomura Holdings, Inc.
4.904%, 07/01/2030	858,000	860,927
5.491%, 06/29/2035	493,000	495,930
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030	447,000	442,935
Santander Holdings USA, Inc.
5.741%, (5.741% to 3-20-30, then Overnight SOFR + 1.878%), 03/20/2031	339,000	348,000
6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	414,000	432,326
Societe Generale SA
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	208,000	211,833
7.367%, 01/10/2053 (D)	208,000	217,935
State Street Corp. 4.729%, 02/28/2030	1,052,000	1,067,956
Sumitomo Mitsui Financial Group, Inc.
4.660%, (4.660% to 7-8-30, then Overnight SOFR + 1.190%), 07/08/2031	472,000	472,000
4.954%, (4.954% to 7-8-32, then Overnight SOFR + 1.380%), 07/08/2033	472,000	472,000
5.246%, (5.246% to 7-8-35, then Overnight SOFR + 1.500%), 07/08/2036	590,000	590,293
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	743,000	758,728
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	787,000	789,364
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	406,000	412,741
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	1,039,000	1,063,321
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	1,599,000	1,639,249
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	808,000	815,025
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	370,000	369,934

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. 4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	$603,000	$604,387
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	408,000	408,079
4.970%, (4.970% to 4-23-28, then Overnight SOFR + 1.370%), 04/23/2029	1,352,000	1,370,918
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	1,139,000	1,166,522
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	421,000	422,619
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	257,000	265,367
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	409,000	417,882
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	262,000	276,905
		57,413,068
Health care – 2.8%
AbbVie, Inc.
3.200%, 11/21/2029	964,000	922,068
4.050%, 11/21/2039	274,000	240,163
4.250%, 11/21/2049	951,000	783,444
4.500%, 05/14/2035	41,000	39,612
4.550%, 03/15/2035	113,000	109,712
4.800%, 03/15/2027	654,000	660,291
4.875%, 03/15/2030	526,000	538,624
4.950%, 03/15/2031	392,000	402,440
5.050%, 03/15/2034	654,000	665,878
5.200%, 03/15/2035	611,000	624,238
5.600%, 03/15/2055	60,000	60,021
Alcon Finance Corp. 5.375%, 12/06/2032 (D)	1,062,000	1,096,372
Amgen, Inc.
5.600%, 03/02/2043	377,000	373,989
5.650%, 03/02/2053	118,000	115,215
CommonSpirit Health 3.347%, 10/01/2029	242,000	231,403
CVS Health Corp.
4.780%, 03/25/2038	287,000	263,388
5.050%, 03/25/2048	1,187,000	1,024,913
5.550%, 06/01/2031	519,000	539,139
5.700%, 06/01/2034	532,000	547,745
Elevance Health, Inc.
4.750%, 02/15/2030	447,000	452,299
4.950%, 11/01/2031	401,000	406,607
5.150%, 06/15/2029	570,000	586,263
5.700%, 02/15/2055	125,000	121,132
Eli Lilly & Company
4.200%, 08/14/2029	822,000	824,918
4.600%, 08/14/2034	677,000	670,854
4.700%, 02/09/2034	519,000	518,700
4.900%, 02/12/2032	199,000	204,401
5.050%, 08/14/2054	63,000	59,137
5.100%, 02/12/2035	282,000	289,040
5.100%, 02/09/2064	261,000	242,474
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Eli Lilly & Company (continued)
5.500%, 02/12/2055	$327,000	$329,038
5.600%, 02/12/2065	361,000	365,304
Gilead Sciences, Inc. 4.000%, 09/01/2036	264,000	240,803
HCA, Inc.
5.250%, 06/15/2049	336,000	298,489
5.500%, 03/01/2032	896,000	924,701
5.900%, 06/01/2053	196,000	189,248
6.200%, 03/01/2055	589,000	593,195
Merck & Company, Inc. 2.350%, 06/24/2040	219,000	153,784
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	64,000	60,417
Stryker Corp. 4.850%, 02/10/2030	739,000	753,965
UnitedHealth Group, Inc.
3.050%, 05/15/2041	121,000	88,922
4.600%, 04/15/2027	540,000	543,232
5.150%, 07/15/2034 (E)	551,000	556,564
5.300%, 06/15/2035	865,000	881,628
5.500%, 07/15/2044	316,000	307,781
5.625%, 07/15/2054	844,000	818,698
5.750%, 07/15/2064	279,000	271,361
5.875%, 02/15/2053	666,000	667,278
		21,658,888
Industrials – 2.7%
Caterpillar Financial Services Corp.
4.375%, 08/16/2029 (E)	539,000	543,092
4.850%, 02/27/2029	519,000	530,962
5.000%, 05/14/2027	786,000	799,381
Caterpillar, Inc. 5.200%, 05/15/2035	861,000	877,661
Crowley Conro LLC 4.181%, 08/15/2043	419,215	370,639
Deere & Company
5.450%, 01/16/2035	1,181,000	1,230,252
5.700%, 01/19/2055	546,000	564,434
Delta Air Lines, Inc.
4.750%, 10/20/2028 (D)	851,000	852,974
4.950%, 07/10/2028	1,051,000	1,057,003
5.250%, 07/10/2030	1,182,000	1,189,587
Eaton Capital ULC 4.450%, 05/09/2030	349,000	350,635
Embraer Netherlands Finance BV 5.980%, 02/11/2035	682,000	703,006
General Dynamics Corp. 4.950%, 08/15/2035	510,000	511,951
Howmet Aerospace, Inc. 4.850%, 10/15/2031	350,000	354,452
John Deere Capital Corp.
4.150%, 09/15/2027	515,000	516,074
4.500%, 01/08/2027	650,000	654,085
4.550%, 06/05/2030	608,000	613,635
4.650%, 01/07/2028	458,000	464,916
4.850%, 06/11/2029	85,000	87,090
5.150%, 09/08/2026	481,000	486,778
Northrop Grumman Corp.
4.650%, 07/15/2030	375,000	378,287
5.250%, 07/15/2035	348,000	355,087
Rollins, Inc. 5.250%, 02/24/2035	316,000	317,142
Siemens Funding BV
4.350%, 05/26/2028 (D)	855,000	861,591
4.600%, 05/28/2030 (D)	570,000	575,697

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Siemens Funding BV (continued)
4.900%, 05/28/2032 (D)	$688,000	$697,917
5.200%, 05/28/2035 (D)	688,000	700,614
5.800%, 05/28/2055 (D)	348,000	358,341
The Boeing Company
5.805%, 05/01/2050	456,000	437,304
6.858%, 05/01/2054	273,000	298,857
Uber Technologies, Inc.
4.800%, 09/15/2034	665,000	653,187
5.350%, 09/15/2054	312,000	291,021
Union Pacific Corp.
2.375%, 05/20/2031	246,000	221,171
2.800%, 02/14/2032	333,000	300,173
United Parcel Service, Inc.
5.250%, 05/14/2035	453,000	461,963
5.950%, 05/14/2055	408,000	418,687
6.050%, 05/14/2065	521,000	533,200
		20,618,846
Information technology – 2.8%
Accenture Capital, Inc.
4.250%, 10/04/2031	1,048,000	1,038,204
4.500%, 10/04/2034	577,000	561,545
Apple, Inc.
2.375%, 02/08/2041	188,000	131,405
2.650%, 05/11/2050	205,000	128,592
2.650%, 02/08/2051	158,000	98,101
3.950%, 08/08/2052	495,000	394,552
4.000%, 05/12/2028	394,000	394,748
4.200%, 05/12/2030	678,000	681,025
Autodesk, Inc.
2.400%, 12/15/2031	32,000	28,075
5.300%, 06/15/2035	339,000	344,822
Broadcom, Inc.
2.450%, 02/15/2031 (D)	404,000	361,255
3.150%, 11/15/2025	303,000	301,408
4.150%, 02/15/2028	643,000	641,129
4.550%, 02/15/2032	655,000	648,940
4.800%, 10/15/2034	917,000	905,921
4.926%, 05/15/2037 (D)	369,000	358,123
5.050%, 07/12/2029	943,000	965,650
5.150%, 11/15/2031	1,670,000	1,718,057
Cadence Design Systems, Inc.
4.200%, 09/10/2027	488,000	488,698
4.300%, 09/10/2029	1,356,000	1,356,224
4.700%, 09/10/2034	744,000	735,023
Foundry JV Holdco LLC
5.500%, 01/25/2031 (D)	405,000	415,407
5.900%, 01/25/2033 (D)	369,000	382,535
6.100%, 01/25/2036 (D)	251,000	259,688
6.200%, 01/25/2037 (D)	401,000	417,395
6.300%, 01/25/2039 (D)	208,000	217,578
Hewlett Packard Enterprise Company 5.600%, 10/15/2054	281,000	259,526
Intel Corp.
2.800%, 08/12/2041	222,000	149,190
3.250%, 11/15/2049	130,000	82,336
5.600%, 02/21/2054	130,000	119,262
5.625%, 02/10/2043	148,000	140,803
5.700%, 02/10/2053	240,000	223,353
5.900%, 02/10/2063	194,000	182,174
KLA Corp.
3.300%, 03/01/2050	212,000	146,877
4.700%, 02/01/2034	522,000	519,786
Micron Technology, Inc.
5.650%, 11/01/2032	339,000	352,384
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc. (continued)
6.050%, 11/01/2035	$928,000	$971,212
NetApp, Inc. 5.500%, 03/17/2032	709,000	730,293
Oracle Corp.
4.000%, 07/15/2046	448,000	345,520
5.375%, 09/27/2054	61,000	55,762
6.000%, 08/03/2055	499,000	498,159
Synopsys, Inc.
4.650%, 04/01/2028	394,000	398,011
4.850%, 04/01/2030	564,000	571,823
5.000%, 04/01/2032	451,000	456,833
5.700%, 04/01/2055	113,000	112,351
Texas Instruments, Inc.
4.500%, 05/23/2030	565,000	571,039
5.000%, 03/14/2053	309,000	285,015
5.100%, 05/23/2035	565,000	575,627
5.150%, 02/08/2054	261,000	245,959
		21,967,395
Materials – 0.6%
CRH America Finance, Inc. 5.500%, 01/09/2035	446,000	457,064
CRH SMW Finance DAC 5.125%, 01/09/2030	446,000	457,280
Gerdau Trade, Inc. 5.750%, 06/09/2035	531,000	531,372
Glencore Funding LLC
5.186%, 04/01/2030 (D)	786,000	801,360
5.634%, 04/04/2034 (D)	305,000	310,865
5.673%, 04/01/2035 (D)	711,000	725,333
6.141%, 04/01/2055 (D)	267,000	269,898
Newmont Corp. 5.350%, 03/15/2034	384,000	393,920
The Dow Chemical Company 5.350%, 03/15/2035	677,000	673,435
		4,620,527
Real estate – 1.2%
Agree LP
2.000%, 06/15/2028	403,000	377,750
2.600%, 06/15/2033	110,000	91,400
4.800%, 10/01/2032	242,000	239,357
5.600%, 06/15/2035	395,000	402,075
American Homes 4 Rent LP
3.625%, 04/15/2032	445,000	410,601
4.300%, 04/15/2052	199,000	154,834
4.950%, 06/15/2030	339,000	342,460
5.500%, 07/15/2034	181,000	183,415
Brixmor Operating Partnership LP 2.500%, 08/16/2031	426,000	371,263
CBRE Services, Inc. 5.500%, 06/15/2035	343,000	345,194
Crown Castle, Inc.
2.100%, 04/01/2031	437,000	374,931
5.800%, 03/01/2034	395,000	408,976
Essex Portfolio LP
2.550%, 06/15/2031	230,000	204,029
5.500%, 04/01/2034	271,000	276,816
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	77,000	65,562
4.150%, 04/15/2032	443,000	419,345
4.875%, 02/01/2035	393,000	380,719
Kimco Realty OP LLC
4.850%, 03/01/2035	354,000	346,553
5.300%, 02/01/2036	407,000	409,834

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Realty Income Corp.
2.100%, 03/15/2028	$250,000	$236,714
2.850%, 12/15/2032	322,000	281,812
3.400%, 01/15/2030	267,000	255,562
4.900%, 07/15/2033	383,000	381,802
Regency Centers LP
2.950%, 09/15/2029	609,000	576,233
5.000%, 07/15/2032	384,000	388,391
5.250%, 01/15/2034	522,000	529,601
Store Capital LLC
2.700%, 12/01/2031	155,000	131,461
2.750%, 11/18/2030	394,000	347,213
5.400%, 04/30/2030 (D)	264,000	267,479
Sun Communities Operating LP 4.200%, 04/15/2032	489,000	462,715
		9,664,097
Utilities – 2.3%
Alabama Power Company 5.100%, 04/02/2035	366,000	368,853
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	161,000	141,649
Baltimore Gas and Electric Company
2.250%, 06/15/2031	345,000	306,269
5.450%, 06/01/2035	453,000	464,319
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	255,000	183,402
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (D)	336,262	336,289
5.672%, 10/20/2035 (D)	528,000	531,896
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	77,000	51,029
3.700%, 11/15/2059	131,000	90,824
5.375%, 05/15/2034	260,000	268,363
5.500%, 03/15/2034	316,000	328,609
5.500%, 03/15/2055	463,000	448,757
Consumers Energy Company
4.500%, 01/15/2031	678,000	680,652
5.050%, 05/15/2035	501,000	504,469
DTE Electric Company
2.950%, 03/01/2050	402,000	261,328
3.650%, 03/01/2052	184,000	135,230
5.250%, 05/15/2035	237,000	241,330
Duke Energy Carolinas LLC
2.550%, 04/15/2031	157,000	142,068
2.850%, 03/15/2032	428,000	383,950
3.550%, 03/15/2052	312,000	224,916
5.250%, 03/15/2035	376,000	384,530
5.350%, 01/15/2053	302,000	289,561
Duke Energy Corp. 3.500%, 06/15/2051	214,000	146,967
Duke Energy Florida LLC 2.400%, 12/15/2031	344,000	304,348
Duke Energy Progress LLC
2.500%, 08/15/2050	348,000	201,350
3.700%, 10/15/2046	78,000	58,876
Entergy Arkansas LLC
2.650%, 06/15/2051	310,000	181,411
5.150%, 01/15/2033	517,000	529,778
Entergy Mississippi LLC 5.800%, 04/15/2055	337,000	337,191
Exelon Corp. 5.875%, 03/15/2055	519,000	517,836
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	$336,000	$325,906
4.300%, 01/15/2029 (D)	405,000	401,211
5.200%, 04/01/2028 (D)	265,000	270,318
Georgia Power Company 5.200%, 03/15/2035	135,000	136,879
Jersey Central Power & Light Company
2.750%, 03/01/2032 (D)	379,000	332,248
5.100%, 01/15/2035	307,000	306,092
MidAmerican Energy Company 2.700%, 08/01/2052	299,000	185,083
Mississippi Power Company
3.100%, 07/30/2051	413,000	271,070
4.250%, 03/15/2042	175,000	149,243
Northern States Power Company
5.050%, 05/15/2035	565,000	570,645
5.400%, 03/15/2054	209,000	201,491
5.650%, 06/15/2054	226,000	227,347
NSTAR Electric Company
5.200%, 03/01/2035	203,000	204,372
5.400%, 06/01/2034	398,000	407,737
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (D)	317,000	322,929
5.800%, 04/01/2055 (D)	370,000	371,602
Pacific Gas & Electric Company
3.500%, 08/01/2050	131,000	83,995
3.950%, 12/01/2047	842,000	594,029
4.200%, 06/01/2041	200,000	153,808
4.950%, 07/01/2050	985,000	793,918
PECO Energy Company 2.850%, 09/15/2051	416,000	261,972
PPL Capital Funding, Inc. 5.250%, 09/01/2034	240,000	241,930
Public Service Company of Oklahoma 3.150%, 08/15/2051	233,000	145,824
Public Service Electric & Gas Company
1.900%, 08/15/2031	592,000	512,377
2.050%, 08/01/2050	96,000	51,017
2.700%, 05/01/2050	161,000	99,920
5.050%, 03/01/2035	398,000	402,291
5.500%, 03/01/2055	158,000	155,820
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	75,000	71,119
Southern California Edison Company 4.125%, 03/01/2048	260,000	188,577
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (D)	491,000	499,553
Virginia Electric & Power Company 2.950%, 11/15/2051	345,000	215,476
		18,201,849
TOTAL CORPORATE BONDS (Cost $198,557,787)		$197,832,983
MUNICIPAL BONDS – 0.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	215,000	128,558
North Texas Tollway Authority 6.718%, 01/01/2049	343,000	377,545

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Ohio State University 4.800%, 06/01/2111	$41,000	$34,304
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	479,159
TOTAL MUNICIPAL BONDS (Cost $1,389,280)		$1,019,566
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.0%
Commercial and residential – 1.7%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	85,669	81,111
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	39,190	37,601
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	393,752	331,405
BANK Series 2022-BNK44, Class A5 5.935%, 11/15/2055 (F)	302,000	316,940
BANK5 Trust Series 2025-5YR13, Class A3 5.753%, 01/15/2058 (F)	125,000	130,302
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	133,047	132,614
Series 2022-C17, Class A5, 4.441%, 09/15/2055	600,000	582,006
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	1,557,000	1,629,763
Series 2025-5C34, Class A3, 5.659%, 05/15/2058	338,000	352,516
Benchmark Mortgage Trust
Series 2021-B25, Class A4, 2.268%, 04/15/2054	250,000	223,233
Series 2025-V15, Class A3, 5.805%, 06/15/2058	249,000	261,151
BMO Mortgage Trust
Series 2025-5C10, Class A3, 5.578%, 05/15/2058	375,000	388,462
Series 2025-C11, Class A5, 5.687%, 02/15/2058	376,000	393,249
Series 2025-C12, Class A5, 5.871%, 06/15/2058 (F)	250,000	264,680
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	145,038	141,566
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.126%, 09/15/2036 (A)(D)	1,958,002	1,951,883
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	507,752	426,577
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	546,760	465,404
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	188,900	188,439
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	995,000	883,589
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	19,833	19,728
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	$139,000	$136,999
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	196,230	172,799
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635%, 03/15/2058	175,000	181,825
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	372,926	326,517
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	89,565	85,436
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	109,731	105,806
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	88,229	83,271
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	143,256	134,031
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	452,471	396,075
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.755%, 02/15/2042 (A)(D)	649,000	644,198
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	29,180	28,895
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	201,101	179,238
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	399,384	354,433
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	353,515	310,163
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	454,226	376,891
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	462,456	422,289
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	108,344	104,606
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	170,469	161,815
Wells Fargo Commercial Mortgage Trust Series 2025-C64, Class A5 5.645%, 02/15/2058	251,000	262,212
		13,669,718
U.S. Government Agency – 14.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	798,074	730,769
Series 271, Class F5 (30 day Average SOFR + 0.614%), 4.918%, 08/15/2042 (A)	235,972	233,153
Series 272, Class F1 (30 day Average SOFR + 0.614%), 4.918%, 08/15/2042 (A)	372,424	367,987

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 280, Class F1 (30 day Average SOFR + 0.614%), 4.918%, 09/15/2042 (A)	$378,090	$373,561
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.968%, 03/15/2044 (A)	287,997	286,656
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.918%, 07/15/2040 (A)	187,280	185,588
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.918%, 09/15/2041 (A)	180,166	178,430
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.868%, 11/15/2041 (A)	168,884	166,989
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.908%, 12/15/2041 (A)	156,391	154,934
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.868%, 01/15/2042 (A)	195,756	193,607
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.868%, 06/15/2042 (A)	225,036	222,309
Series 4091, Class BX, 3.250%, 10/15/2041	379,105	356,196
Series 4091, Class EX, 3.375%, 07/15/2042	242,338	227,677
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.818%, 08/15/2042 (A)	221,329	217,984
Series 4091, Class MX, 3.250%, 02/15/2042	291,469	271,956
Series 4117, Class HB, 2.500%, 10/15/2042	253,300	225,467
Series 4122, Class FP (30 day Average SOFR + 0.514%), 4.818%, 10/15/2042 (A)	254,817	250,968
Series 4160, Class HP, 2.500%, 01/15/2033	242,507	232,202
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.768%, 03/15/2043 (A)	131,491	129,279
Series 4205, Class PA, 1.750%, 05/15/2043	251,930	216,783
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.918%, 08/15/2043 (A)	681,602	673,134
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.818%, 12/15/2043 (A)	103,525	102,703
Series 4286, Class VF (30 day Average SOFR + 0.564%), 4.868%, 12/15/2043 (A)	510,018	503,349
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.768%, 02/15/2044 (A)	186,405	182,760
Series 4427, Class CE, 3.000%, 02/15/2034	64,088	63,181
Series 4446, Class CP, 2.250%, 03/15/2045	308,451	274,936
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4527, Class GA, 3.000%, 02/15/2044	$469,488	$451,276
Series 4582, Class HA, 3.000%, 09/15/2045	1,182,936	1,123,810
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.768%, 06/15/2046 (A)	326,249	323,611
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.818%, 08/15/2046 (A)	615,853	608,888
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.818%, 06/15/2041 (A)	2,350,970	2,324,198
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.818%, 10/15/2046 (A)	333,363	330,123
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.918%, 01/15/2055 (A)	370,476	362,931
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.718%, 08/15/2047 (A)	247,227	243,597
Series 4719, Class LA, 3.500%, 09/15/2047	341,847	316,785
Series 4719, Class LM, 3.000%, 09/15/2047	264,121	236,688
Series 4742, Class PA, 3.000%, 10/15/2047	682,598	625,535
Series 4753, Class BD, 3.000%, 01/15/2048	287,792	259,312
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.718%, 09/15/2048 (A)	222,291	217,258
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.718%, 01/15/2049 (A)	633,205	624,786
Series 4857, Class JA, 3.350%, 01/15/2049	986,252	943,929
Series 4880, Class DA, 3.000%, 05/15/2050	538,068	495,754
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.820%, 08/25/2049 (A)	206,466	203,124
Series 4927, Class BG, 3.000%, 11/25/2049	458,180	423,807
Series 4937, Class MD, 2.500%, 10/25/2049	453,352	403,549
Series 4940, Class AG, 3.000%, 05/15/2040	282,063	267,374
Series 4941, Class GA, 2.000%, 12/15/2047	262,289	220,677
Series 4954, Class LB, 2.500%, 02/25/2050	280,679	246,878
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	263,031
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.770%, 07/25/2050 (A)	354,879	352,294
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.870%, 07/25/2050 (A)	2,080,612	1,998,433

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.770%, 08/25/2050 (A)	$416,256	$396,709
Series 5020, Class ET, 3.500%, 10/25/2050	405,125	372,657
Series 5058, Class BC, 5.000%, 11/25/2050	293,640	289,996
Series 5091, Class AB, 1.500%, 03/25/2051	807,332	655,546
Series 5092, Class HE, 2.000%, 02/25/2051	481,052	398,679
Series 5116, Class PB, 2.250%, 02/25/2051	497,196	439,026
Series 5118, Class CA, 1.500%, 10/15/2033	474,000	437,373
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.505%, 06/25/2051 (A)	615,018	575,598
Series 5178, Class TP, 2.500%, 04/25/2049	653,612	581,757
Series 5182, Class M, 2.500%, 05/25/2049	387,196	341,285
Series 5201, Class CA, 2.500%, 07/25/2048	561,242	495,923
Series 5202, Class BH, 2.000%, 12/25/2047	288,724	266,720
Series 5202, Class KA, 2.500%, 06/25/2049	433,506	384,129
Series 5202, Class TA, 2.500%, 12/25/2048	836,846	769,320
Series 5207, Class PA, 3.000%, 06/25/2051	628,730	565,170
Series 5210, Class DC, 3.000%, 09/25/2051	441,861	413,724
Series 5217, Class CD, 2.500%, 07/25/2049	453,535	423,083
Series 5220, Class QK, 3.500%, 09/25/2050	885,751	846,869
Series 5228, Class TN, 3.500%, 07/25/2039	311,511	299,311
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.118%, 10/15/2039 (A)	812,110	813,725
Series 5338, Class FH (30 day Average SOFR + 0.414%), 4.718%, 04/15/2045 (A)	761,080	745,842
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.255%, 04/25/2054 (A)	1,108,813	1,114,884
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.205%, 04/25/2054 (A)	642,979	641,400
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	418,812
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.818%, 01/15/2044 (A)	363,917	358,796
Series 5452, Class KY, 3.000%, 03/15/2044	519,000	445,365
Series 5529, Class HA, 3.000%, 03/15/2043	292,120	278,258
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.830%, 09/25/2040 (A)	$174,030	$172,170
Series 2011-111, Class DB, 4.000%, 11/25/2041	383,690	371,558
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.870%, 11/25/2041 (A)	155,405	153,634
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.870%, 11/25/2041 (A)	359,092	355,077
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.870%, 12/25/2041 (A)	165,832	163,830
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.920%, 01/25/2042 (A)	184,973	183,189
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.860%, 06/25/2041 (A)	131,536	130,293
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.760%, 10/25/2042 (A)	149,143	147,249
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.920%, 02/25/2042 (A)	164,667	163,045
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 4.770%, 12/25/2042 (A)	305,185	299,734
Series 2012-151, Class NX, 1.500%, 01/25/2043	256,472	220,295
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.920%, 05/25/2042 (A)	221,262	219,063
Series 2013-11, Class AP, 1.500%, 01/25/2043	718,469	662,922
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 4.770%, 03/25/2043 (A)	367,984	361,374
Series 2013-43, Class BP, 1.750%, 05/25/2043	309,857	267,130
Series 2013-49, Class AP, 1.750%, 05/25/2043	196,605	166,256
Series 2014-25, Class EL, 3.000%, 05/25/2044	360,035	332,931
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.820%, 11/25/2044 (A)	186,725	183,890
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 4.720%, 05/25/2045 (A)	535,643	525,203
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.720%, 05/25/2045 (A)	334,814	326,928
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.720%, 07/25/2045 (A)	403,173	393,864
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	216,047
Series 2015-8, Class AP, 2.000%, 03/25/2045	623,457	560,217
Series 2015-84, Class PA, 1.700%, 08/25/2033	421,820	396,196

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.770%, 03/25/2046 (A)	$173,463	$171,294
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.770%, 03/25/2046 (A)	233,332	230,400
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.820%, 04/25/2046 (A)	1,066,915	1,057,473
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.820%, 04/25/2046 (A)	446,908	441,769
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.820%, 04/25/2046 (A)	390,893	386,300
Series 2016-48, Class MA, 2.000%, 06/25/2038	931,020	870,306
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,090,944	1,784,925
Series 2016-61, Class BF (30 day Average SOFR + 0.514%), 4.820%, 09/25/2046 (A)	107,949	107,381
Series 2016-64, Class BC, 1.750%, 09/25/2046	425,603	397,760
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.820%, 10/25/2046 (A)	359,074	355,565
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.820%, 10/25/2046 (A)	277,442	274,885
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.820%, 03/25/2044 (A)	179,646	177,472
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.820%, 11/25/2046 (A)	275,609	273,045
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.820%, 11/25/2046 (A)	613,609	608,117
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.820%, 11/25/2046 (A)	564,762	558,505
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.820%, 11/25/2046 (A)	269,591	266,511
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.820%, 11/25/2046 (A)	703,117	694,976
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.870%, 12/25/2046 (A)	474,892	470,550
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.820%, 12/25/2046 (A)	252,538	250,516
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.820%, 03/25/2047 (A)	115,722	114,837
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.670%, 01/25/2048 (A)	114,397	113,065
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.820%, 03/25/2047 (A)	$275,762	$273,076
Series 2017-13, Class PA, 3.000%, 08/25/2046	415,309	387,376
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.820%, 04/25/2047 (A)	312,809	309,457
Series 2017-24, Class PG, 2.625%, 04/25/2047	1,042,525	912,263
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.770%, 04/25/2047 (A)	723,783	716,467
Series 2017-35, Class MC, 2.625%, 12/25/2044	232,410	224,923
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.670%, 10/25/2047 (A)	262,648	261,973
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.820%, 03/25/2047 (A)	329,062	325,885
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.820%, 03/25/2047 (A)	240,623	238,316
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.820%, 03/25/2047 (A)	126,372	125,482
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.720%, 12/25/2047 (A)	440,870	434,021
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.670%, 02/25/2048 (A)	143,004	141,005
Series 2018-14, Class KC, 3.000%, 03/25/2048	652,919	623,868
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.670%, 06/25/2048 (A)	589,865	582,575
Series 2018-38, Class MA, 3.300%, 06/25/2048	510,342	485,874
Series 2018-45, Class TM, 3.000%, 06/25/2048	407,172	368,900
Series 2018-55, Class GA, 3.375%, 08/25/2048	389,982	370,905
Series 2018-64, Class A, 3.000%, 09/25/2048	364,344	319,591
Series 2018-85, Class EA, 3.500%, 12/25/2048	284,010	275,935
Series 2018-86, Class AF (30 day Average SOFR + 0.414%), 4.720%, 12/25/2048 (A)	92,148	91,281
Series 2019-13, Class PE, 3.000%, 03/25/2049	242,715	219,727
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.920%, 04/25/2049 (A)	207,543	202,004
Series 2019-25, Class PA, 3.000%, 05/25/2048	635,773	594,437
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.920%, 08/25/2059 (A)	514,062	501,881

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.820%, 08/25/2049 (A)	$396,885	$390,026
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.870%, 11/25/2049 (A)	219,086	215,271
Series 2019-81, Class LH, 3.000%, 12/25/2049	292,686	263,118
Series 2020-45, Class JL, 3.000%, 07/25/2040	742,803	684,187
Series 2020-48, Class AB, 2.000%, 07/25/2050	334,902	288,438
Series 2020-59, Class NC, 3.000%, 08/25/2040	440,863	405,841
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,444,287	1,165,218
Series 2021-40, Class DW, 2.000%, 06/25/2041	99,032	87,305
Series 2021-42, Class AC, 2.000%, 02/25/2051	403,346	351,052
Series 2021-78, Class ND, 1.500%, 11/25/2051	777,175	637,421
Series 2021-84, Class MA, 2.000%, 10/25/2051	408,144	336,302
Series 2021-91, Class AB, 2.500%, 09/25/2049	492,527	437,406
Series 2021-95, Class CP, 1.500%, 08/25/2051	235,450	199,229
Series 2022-3, Class N, 2.000%, 10/25/2047	1,363,027	1,211,011
Series 2022-62, Class KA, 3.250%, 09/25/2052	301,548	284,686
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	537,815
Series 2023-14, Class EJ, 2.750%, 04/25/2049	474,810	440,696
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.820%, 01/25/2050 (A)	819,562	806,596
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.970%, 06/25/2040 (A)	629,816	626,385
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.186%, 10/25/2039 (A)	198,843	197,138
Series 2024-64, Class KY, 3.000%, 12/25/2043	303,000	255,740
Series 414, Class A35, 3.500%, 10/25/2042	842,560	795,014
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	398,836	396,985
Series 2013-152, Class HA, 2.500%, 06/20/2043	443,775	410,913
Series 2014-133, Class BP, 2.250%, 09/20/2044	340,584	306,336
Series 2014-149, Class KP, 2.250%, 07/16/2044	293,542	269,588
Series 2014-181, Class L, 3.000%, 12/20/2044	313,901	284,981
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2015-144, Class CA, 2.500%, 10/20/2045	$479,724	$424,421
Series 2016-136, Class A, 3.000%, 07/20/2044	277,415	250,829
Series 2016-93, Class AB, 1.750%, 07/20/2044	600,007	495,836
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,099,783	997,376
Series 2017-167, Class BQ, 2.500%, 08/20/2044	344,670	324,450
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	379,186
Series 2020-63, Class UD, 1.750%, 04/20/2050	307,039	253,689
Series 2021-105, Class P, 1.750%, 06/20/2051	1,479,328	1,197,315
Series 2021-107, Class DB, 1.750%, 04/20/2051	1,393,225	1,128,595
Series 2021-135, Class A, 2.000%, 08/20/2051	341,741	275,442
Series 2021-160, Class NE, 2.000%, 09/20/2051	2,627,263	2,230,496
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,279,729	1,981,513
Series 2021-225, Class YC, 2.000%, 12/20/2051	270,885	226,505
Series 2021-24, Class BC, 1.250%, 02/20/2051	481,670	372,238
Series 2021-27, Class BD, 5.000%, 02/20/2051	434,047	431,284
Series 2021-27, Class CW, 5.000%, 02/20/2051 (F)	551,415	547,954
Series 2021-27, Class NT, 5.000%, 02/20/2051	436,885	429,609
Series 2021-27, Class Q, 5.000%, 02/20/2051	390,002	387,392
Series 2021-8, Class CY, 5.000%, 01/20/2051	385,683	383,031
Series 2021-89, Class LK, 2.000%, 05/20/2051	823,806	705,309
Series 2022-107, Class C, 2.500%, 06/20/2051	1,804,820	1,489,945
Series 2022-138, Class PT, 2.500%, 10/20/2051	2,161,614	1,794,852
Series 2022-153, Class KA, 4.000%, 12/20/2049	447,492	440,423
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.002%, 11/20/2052 (A)	1,717,526	1,698,254
Series 2022-205, Class A, 2.000%, 09/20/2051	667,002	538,687
Series 2022-24, Class AH, 2.500%, 02/20/2052	147,380	125,394
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,096,809	988,845
Series 2022-34, Class DN, 3.500%, 09/20/2041	873,890	822,042
Series 2022-46, Class LY, 3.000%, 03/20/2052	202,000	166,498
Series 2022-5, Class BA, 2.000%, 10/20/2049	2,141,593	1,808,738

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-50, Class CA, 3.000%, 03/20/2052	$1,542,764	$1,377,921
Series 2022-66, Class CG, 3.500%, 04/20/2052	955,559	910,483
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	270,883
Series 2022-84, Class A, 2.500%, 01/20/2052	534,275	448,996
Series 2022-9, Class GA, 2.000%, 01/20/2052	396,564	326,321
Series 2023-196, Class E, 3.000%, 09/20/2048	536,432	509,810
Series 2023-81, Class YJ, 3.500%, 06/20/2053	2,042,000	1,750,249
Series 2024-110, Class JC, 3.000%, 09/20/2047	2,678,492	2,526,032
Series 2024-110, Class JL, 3.000%, 10/20/2049	540,000	460,025
Series 2024-45, Class BD, 2.000%, 03/20/2054	352,184	322,921
Series 2025-1, Class GC, 3.500%, 10/20/2051	6,524,337	6,240,510
Series 2025-7, Class EL, 2.500%, 01/20/2055	233,000	166,005
		111,116,134
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,450,533)		$124,785,852
ASSET-BACKED SECURITIES – 9.7%
Ally Auto Receivables Trust
Series 2022-3, Class A4 5.070%, 10/16/2028	331,000	332,851
Series 2024-2, Class A4 4.140%, 10/15/2030	402,000	400,733
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/15/2030	1,701,000	1,756,769
Series 2025-1, Class A 4.560%, 12/15/2029	2,270,000	2,298,542
Series 2025-2, Class A 4.280%, 04/15/2030	2,246,000	2,259,738
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	68,856	68,837
Series 2023-1, Class A3 5.620%, 11/18/2027	217,700	218,547
Series 2023-2, Class A3 5.810%, 05/18/2028	599,000	603,492
AutoNation Finance Trust
Series 2025-1A, Class A3 4.620%, 11/13/2029 (D)	518,000	522,066
Series 2025-1A, Class A4 4.760%, 06/10/2030 (D)	269,000	271,987
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A, Class A 5.120%, 08/20/2031 (D)	524,000	533,046
BA Credit Card Trust
Series 2024-A1, Class A 4.930%, 05/15/2029	618,000	627,155
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust (continued)
Series 2025-A1, Class A 4.310%, 05/15/2030	$1,569,000	$1,579,625
CarMax Auto Owner Trust Series 2025-2, Class A3 4.480%, 03/15/2030	1,223,000	1,234,199
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	414,476
Chase Issuance Trust Series 2024-A2, Class A 4.630%, 01/15/2031	2,709,000	2,757,380
Citibank Credit Card Issuance Trust
Series 2025-A1, Class A 4.300%, 06/21/2030	1,307,000	1,314,616
Series 2025-A2, Class A 4.490%, 06/21/2032	1,307,000	1,316,354
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.084%, 11/26/2046 (A)(D)	184,200	185,645
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	142,576	139,575
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	262,655	251,425
Ford Credit Auto Lease Trust
Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	305,073
Series 2025-A, Class A3 4.720%, 06/15/2028	480,000	483,795
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	1,005,000	997,327
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	301,953
Series 2024-D, Class A3 4.610%, 08/15/2029	300,000	303,002
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (D)	1,789,000	1,824,636
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class A1 4.300%, 09/15/2029 (D)	1,688,000	1,690,662
Series 2024-4, Class A 4.400%, 09/15/2031 (D)	750,000	750,989
Series 2025-1, Class A1 4.630%, 04/15/2030	1,276,000	1,290,082
GM Financial Automobile Leasing Trust
Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	265,089
Series 2025-2, Class A3 4.580%, 05/22/2028	353,000	355,254
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	434,000	443,595
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	424,000	426,465
Series 2025-1, Class A 4.640%, 12/11/2037 (D)	2,759,000	2,787,769
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1 4.730%, 11/15/2029 (D)	1,016,000	1,027,701
Series 2025-2A, Class A 4.640%, 03/15/2030 (D)	1,367,000	1,380,121

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A3 4.530%, 04/17/2028 (D)	$1,021,000	$1,028,022
Hyundai Auto Receivables Trust
Series 2022-A, Class A3 2.220%, 10/15/2026	65,510	65,401
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	338,053
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	599,862
Series 2023-B, Class A3 5.480%, 04/17/2028	292,779	294,658
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A3 4.610%, 04/16/2029	1,115,000	1,127,662
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	699,987
Series 2025-1, Class A3 4.780%, 12/17/2029	594,000	601,846
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	264,544	261,774
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	129,665	127,128
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	645,834	626,644
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	334,478	321,975
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	60,310	56,032
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	236,687	220,416
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	154,019	140,025
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	550,354	495,220
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	928,037	830,325
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	597,001	528,660
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	149,274	134,826
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	1,492,788	1,366,612
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	626,038	547,633
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.785%, 01/25/2037 (A)	184,983	184,177
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.735%, 10/25/2033 (A)	969,815	960,015
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.704%, 03/23/2037 (A)	894,329	885,399
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.724%, 12/24/2035 (A)	595,359	590,166
Nissan Auto Lease Trust Series 2025-A, Class A3 4.750%, 03/15/2028	907,000	917,203
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	$415,000	$415,664
Series 2025-A, Class A3 4.490%, 12/17/2029	870,000	878,749
Series 2025-A, Class A4 4.570%, 11/15/2030	656,000	662,789
PenFed Auto Receivables Owner Trust Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	155,483	155,319
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	665,000	668,308
Series 2025-2, Class A3 4.670%, 08/15/2029	661,000	665,841
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (D)	389,000	388,330
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	343,398	344,419
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	175,000	176,644
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	904,000	907,983
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	153,000	155,126
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	570,000	576,913
Series 2025-2A, Class A4 4.580%, 05/20/2031 (D)	484,000	485,777
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	829,496	746,664
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	6,707	6,626
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	472,261	411,216
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3 4.470%, 07/20/2028 (D)	1,406,000	1,411,555
Synchrony Card Funding LLC Series 2025-A2, Class A 4.490%, 05/15/2031	1,727,000	1,743,041
Synchrony Card Issuance Trust Series 2025-A1, Class A 4.780%, 02/15/2031	891,000	904,759
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	168,516	168,630
Series 2024-2A, Class A 4.250%, 05/21/2029 (D)	715,000	715,831
Series 2025-1A, Class A 4.740%, 11/20/2029 (D)	673,000	681,521
Toyota Auto Loan Extended Note Trust Series 2025-1A, Class A 4.650%, 05/25/2038 (D)	654,000	662,728
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	384,448
Series 2023-B, Class A3 4.710%, 02/15/2028	652,084	653,272

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust (continued)
Series 2023-C, Class A3 5.160%, 04/17/2028	$903,924	$908,812
Series 2025-B, Class A3 4.340%, 11/15/2029	137,000	137,843
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (D)	590,000	594,748
Series 2025-1A, Class A4 4.620%, 12/16/2030 (D)	176,000	178,162
Verizon Master Trust
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	2,000,827
Series 2024-7, Class A 4.350%, 08/20/2032 (D)	1,198,000	1,200,462
Series 2025-2, Class A 4.940%, 01/20/2033 (D)	1,557,000	1,595,877
Series 2025-3, Class A1A 4.510%, 03/20/2030	1,408,000	1,414,180
Series 2025-4, Class A 4.760%, 03/21/2033 (D)	1,408,000	1,429,868
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3 5.020%, 06/20/2028	808,090	811,769
Series 2024-1, Class A3 4.630%, 07/20/2029	387,000	390,993
WF Card Issuance Trust Series 2024-A2, Class A 4.290%, 10/15/2029	1,092,000	1,097,133
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	202,000	206,353
Series 2024-B, Class A 4.620%, 05/15/2031	578,000	582,259
TOTAL ASSET-BACKED SECURITIES (Cost $75,293,060)		$75,191,731
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 4.2596% (G)(H)	214,133	2,141,845
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (G)	29,307,080	29,307,080
TOTAL SHORT-TERM INVESTMENTS (Cost $31,448,937)		$31,448,925
Total Investments (Core Bond Trust) (Cost $808,384,992) – 103.0%		$799,887,058
Other assets and liabilities, net – (3.0%)		(23,225,336)
TOTAL NET ASSETS – 100.0%		$776,661,722
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
Core Bond Trust (continued)
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 6-30-25.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value
CORPORATE BONDS – 91.2%
Communication services – 14.7%
Altice Financing SA
5.750%, 08/15/2029 (A)	$468,000	$341,724
9.625%, 07/15/2027 (A)(B)	607,000	522,020
Altice France Holding SA 10.500%, 05/15/2027 (A)(C)	598,000	207,805
Altice France SA
5.500%, 10/15/2029 (A)	572,000	474,139
8.125%, 02/01/2027 (A)	542,000	487,800
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	209,000	164,755
ANGI Group LLC 3.875%, 08/15/2028 (A)(B)	607,000	565,928
Arches Buyer, Inc. 6.125%, 12/01/2028 (A)(B)	301,000	276,833
Bell Canada 6.875%, (6.875% to 9-15-30, then 5 Year CMT + 2.390%), 09/15/2055	469,000	480,731
Cars.com, Inc. 6.375%, 11/01/2028 (A)	545,000	546,478
CCO Holdings LLC
4.500%, 08/15/2030 (A)	991,000	944,799
5.125%, 05/01/2027 (A)	348,000	346,880
5.375%, 06/01/2029 (A)	562,000	559,945
6.375%, 09/01/2029 (A)	634,000	646,703
7.375%, 03/01/2031 (A)	854,000	891,072
Cinemark USA, Inc. 7.000%, 08/01/2032 (A)	265,000	275,114
Connect Finco SARL 9.000%, 09/15/2029 (A)	399,000	401,046
CSC Holdings LLC 6.500%, 02/01/2029 (A)	633,000	514,689
CSC Holdings LLC 11.750%, 01/31/2029 (A)	560,000	532,647
Directv Financing LLC 10.000%, 02/15/2031 (A)	782,000	759,184
DISH Network Corp. 11.750%, 11/15/2027 (A)	771,000	794,767
GCI LLC 4.750%, 10/15/2028 (A)	963,000	931,162
Gray Media, Inc.
4.750%, 10/15/2030 (A)	153,000	115,515
10.500%, 07/15/2029 (A)	209,000	224,523
iHeartCommunications, Inc. 10.875%, 05/01/2030 (A)	773,000	378,770

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Iliad Holding SAS 7.000%, 04/15/2032 (A)	$538,000	$551,225
LCPR Senior Secured Financing DAC 6.750%, 10/15/2027 (A)	1,087,000	732,192
Level 3 Financing, Inc.
6.875%, 06/30/2033 (A)	1,039,000	1,057,206
11.000%, 11/15/2029 (A)	788,724	904,736
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)	890,000	880,324
Match Group Holdings II LLC 5.625%, 02/15/2029 (A)	738,000	732,606
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	879,000	797,701
ROBLOX Corp. 3.875%, 05/01/2030 (A)	598,000	564,137
Sable International Finance, Ltd. 7.125%, 10/15/2032 (A)	370,000	370,983
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (A)(B)	327,000	225,077
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	110,000	97,898
Sirius XM Radio LLC
4.000%, 07/15/2028 (A)	582,000	558,966
5.500%, 07/01/2029 (A)	646,000	641,747
Snap, Inc. 6.875%, 03/01/2033 (A)	498,000	511,011
SoftBank Group Corp. 6.875%, (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%), 07/19/2027 (D)	728,000	710,776
Stagwell Global LLC 5.625%, 08/15/2029 (A)	645,000	616,958
Univision Communications, Inc. 8.500%, 07/31/2031 (A)	812,000	812,899
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	430,000	392,956
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	852,000	838,012
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	1,039,000	874,059
Windstream Services LLC 8.250%, 10/01/2031 (A)	438,000	458,711
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	697,000	595,012
		26,310,221
Consumer discretionary – 15.1%
Affinity Interactive 6.875%, 12/15/2027 (A)(B)	669,000	410,599
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029 (A)	523,000	544,346
Amer Sports Company 6.750%, 02/16/2031 (A)	417,000	434,029
Asbury Automotive Group, Inc. 5.000%, 02/15/2032 (A)	684,000	650,804
Beach Acquisition Bidco LLC 10.000%, (10.000% Cash or 10.750% PIK), 07/15/2033 (A)	284,000	294,370
Caesars Entertainment, Inc.
6.500%, 02/15/2032 (A)	475,000	487,405
7.000%, 02/15/2030 (A)	983,000	1,017,977
Carnival Corp. 5.875%, 06/15/2031 (A)	546,000	556,238
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CEC Entertainment LLC 6.750%, 05/01/2026 (A)	$632,000	$627,155
Choice Hotels International, Inc. 5.850%, 08/01/2034	725,000	730,656
Clarios Global LP 6.750%, 05/15/2028 (A)	445,000	456,772
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	543,000	527,619
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (A)	470,000	453,673
6.375%, 01/15/2030 (A)	269,000	276,226
Hilton Grand Vacations Borrower LLC
4.875%, 07/01/2031 (A)(B)	600,000	552,874
6.625%, 01/15/2032 (A)	875,000	888,587
International Game Technology PLC 6.250%, 01/15/2027 (A)	1,073,000	1,085,693
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (A)	462,000	444,675
KB Home
4.000%, 06/15/2031 (B)	603,000	559,771
7.250%, 07/15/2030	286,000	295,904
Kohl's Corp.
5.125%, 05/01/2031	471,000	338,115
10.000%, 06/01/2030 (A)	476,000	493,383
Liberty Interactive LLC 8.250%, 02/01/2030	1,088,000	122,400
Lithia Motors, Inc.
3.875%, 06/01/2029 (A)	885,000	844,011
4.375%, 01/15/2031 (A)	396,000	376,546
Macy's Retail Holdings LLC 5.875%, 03/15/2030 (A)(B)	568,000	557,910
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (A)(B)	775,000	744,315
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (A)	657,000	632,866
New Red Finance, Inc. 3.875%, 01/15/2028 (A)	560,000	545,473
Newell Brands, Inc.
6.375%, 09/15/2027 (B)	709,000	718,520
8.500%, 06/01/2028 (A)	141,000	148,080
Nordstrom, Inc. 4.250%, 08/01/2031	621,000	545,564
QVC, Inc. 6.875%, 04/15/2029 (A)	534,000	222,358
Rakuten Group, Inc.
6.250%, (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%), 04/22/2031 (A)(D)	244,000	225,603
8.125%, (8.125% to 12-15-29, then 5 Year CMT + 4.250%), 12/15/2029 (A)(D)	220,000	215,231
11.250%, 02/15/2027 (A)	580,000	629,801
Resorts World Las Vegas LLC 8.450%, 07/27/2030 (A)	600,000	593,504
Sabre GLBL, Inc.
8.625%, 06/01/2027 (A)	205,000	209,869
10.750%, 11/15/2029 (A)	470,000	482,947
11.125%, 07/15/2030 (A)	752,000	786,592
Saks Global Enterprises LLC 11.000%, 12/15/2029 (A)	472,000	177,000
Sotheby's 7.375%, 10/15/2027 (A)	633,000	625,713

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Goodyear Tire & Rubber Company 5.000%, 07/15/2029	$486,000	$475,018
The Michaels Companies, Inc. 7.875%, 05/01/2029 (A)	722,000	472,910
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (A)	437,000	459,256
Wayfair LLC
7.250%, 10/31/2029 (A)	266,000	266,119
7.750%, 09/15/2030 (A)	641,000	644,978
Whirlpool Corp. 6.125%, 06/15/2030	537,000	541,720
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)	565,000	552,719
Yum! Brands, Inc. 5.375%, 04/01/2032	556,000	556,410
ZF North America Capital, Inc.
6.750%, 04/23/2030 (A)	555,000	532,974
6.875%, 04/14/2028 (A)	900,000	902,722
7.125%, 04/14/2030 (A)	272,000	265,947
		27,202,307
Consumer staples – 3.6%
Albertsons Companies, Inc. 6.500%, 02/15/2028 (A)	535,000	547,748
Edgewell Personal Care Company
4.125%, 04/01/2029 (A)	486,000	459,073
5.500%, 06/01/2028 (A)	552,000	549,210
HLF Financing Sarl LLC 12.250%, 04/15/2029 (A)	427,000	464,610
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030 (A)	588,000	560,715
Opal Bidco SAS 6.500%, 03/31/2032 (A)	613,000	625,636
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)	578,000	557,336
Post Holdings, Inc.
5.500%, 12/15/2029 (A)	465,000	462,868
6.375%, 03/01/2033 (A)	462,000	466,212
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	379,000	357,842
US Foods, Inc.
4.750%, 02/15/2029 (A)	470,000	461,754
5.750%, 04/15/2033 (A)	372,000	371,610
Walgreens Boots Alliance, Inc. 8.125%, 08/15/2029 (B)	537,000	569,529
		6,454,143
Energy – 12.9%
Antero Midstream Partners LP 5.375%, 06/15/2029 (A)	647,000	642,139
Archrock Partners LP
6.250%, 04/01/2028 (A)	176,000	176,583
6.625%, 09/01/2032 (A)	627,000	638,811
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (A)	586,000	586,996
Blue Racer Midstream LLC 7.000%, 07/15/2029 (A)	441,000	460,254
Buckeye Partners LP
6.750%, 02/01/2030 (A)	179,000	185,809
6.875%, 07/01/2029 (A)	532,000	551,164
Civitas Resources, Inc.
8.750%, 07/01/2031 (A)	570,000	576,332
9.625%, 06/15/2033 (A)	347,000	355,738
CNX Resources Corp. 6.000%, 01/15/2029 (A)	457,000	458,839
Crescent Energy Finance LLC 8.375%, 01/15/2034 (A)	878,000	878,548
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Delek Logistics Partners LP 7.125%, 06/01/2028 (A)	$363,000	$364,497
Enbridge, Inc. 8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	1,885,000	2,098,694
Energy Transfer LP 7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	986,000	1,004,403
Excelerate Energy LP 8.000%, 05/15/2030 (A)	470,000	495,454
Genesis Energy LP
8.000%, 05/15/2033	453,000	473,621
8.250%, 01/15/2029	745,000	779,039
Global Partners LP 7.125%, 07/01/2033 (A)	186,000	188,607
Hilcorp Energy I LP 5.750%, 02/01/2029 (A)	383,000	378,016
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	349,000	367,043
8.875%, 07/15/2028 (A)	514,000	539,618
Kinetik Holdings LP 6.625%, 12/15/2028 (A)	178,000	182,057
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	423,000	439,393
MEG Energy Corp. 5.875%, 02/01/2029 (A)	550,000	549,439
Parkland Corp. 5.875%, 07/15/2027 (A)	635,000	635,375
Permian Resources Operating LLC 7.000%, 01/15/2032 (A)	485,000	502,791
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (A)	535,000	558,363
Sitio Royalties Operating Partnership LP 7.875%, 11/01/2028 (A)	435,000	455,475
SM Energy Company 7.000%, 08/01/2032 (A)(B)	539,000	531,127
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055 (A)	352,000	363,175
Sunoco LP
4.500%, 04/30/2030	384,000	369,217
6.000%, 04/15/2027	452,000	451,877
USA Compression Partners LP
6.875%, 09/01/2027	350,000	350,704
7.125%, 03/15/2029 (A)	184,000	188,587
Valaris Ltd. 8.375%, 04/30/2030 (A)	180,000	184,675
Venture Global Calcasieu Pass LLC 6.250%, 01/15/2030 (A)	445,000	458,962
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)	531,000	536,795
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(D)	1,954,000	1,899,676
9.500%, 02/01/2029 (A)	1,132,000	1,233,176
Venture Global Plaquemines LNG LLC
6.500%, 01/15/2034 (A)	213,000	213,000
7.500%, 05/01/2033 (A)	866,000	927,333
		23,231,402
Financials – 13.2%
Accelerate360 Holdings LLC 11.000%, (11.000% Cash or 12.500% PIK), 12/01/2031 (A)	1,620,284	1,745,856

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Acrisure LLC
7.500%, 11/06/2030 (A)	$790,000	$816,097
8.500%, 06/15/2029 (A)	346,000	360,816
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (A)	400,000	406,642
7.000%, 01/15/2031 (A)	536,000	554,444
7.375%, 10/01/2032 (A)	446,000	459,743
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (A)	242,000	251,581
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	200,000	206,517
Barclays PLC 8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	789,000	827,603
Blackstone Mortgage Trust, Inc. 7.750%, 12/01/2029 (A)	614,000	653,120
Block, Inc. 3.500%, 06/01/2031	814,000	746,656
BNP Paribas SA
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(D)	784,000	828,980
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(B)(D)	423,000	453,215
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	518,000	549,865
Bread Financial Holdings, Inc. 8.375%, (8.375% to 6-15-30, then 5 Year CMT + 4.300%), 06/15/2035 (A)	179,000	180,230
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	380,000	363,641
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	628,000	643,255
Credit Acceptance Corp. 6.625%, 03/15/2030 (A)	299,000	302,688
Enact Holdings, Inc. 6.250%, 05/28/2029	887,000	920,381
F&G Annuities & Life, Inc. 6.250%, 10/04/2034	833,000	824,656
Focus Financial Partners LLC 6.750%, 09/15/2031 (A)	826,000	843,151
Freedom Mortgage Corp. 12.250%, 10/01/2030 (A)	768,000	851,611
Global Atlantic Financial Company 7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (A)	522,000	543,443
goeasy, Ltd. 7.375%, 10/01/2030 (A)	607,000	620,238
Howden UK Refinance PLC 7.250%, 02/15/2031 (A)	620,000	642,021
HUB International, Ltd.
7.250%, 06/15/2030 (A)	878,000	917,541
7.375%, 01/31/2032 (A)	441,000	461,431
Nationstar Mortgage Holdings, Inc. 6.500%, 08/01/2029 (A)	540,000	551,585
OneMain Finance Corp.
6.750%, 03/15/2032	179,000	182,367
7.875%, 03/15/2030	1,105,000	1,174,139
9.000%, 01/15/2029	361,000	378,566
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (A)	$796,000	$826,846
PennyMac Financial Services, Inc. 6.875%, 05/15/2032 (A)	297,000	303,674
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (A)	185,000	184,545
Popular, Inc. 7.250%, 03/13/2028	609,000	647,011
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	227,000	226,252
Rocket Companies, Inc.
6.125%, 08/01/2030 (A)	456,000	464,678
6.375%, 08/01/2033 (A)	383,000	391,886
The Toronto-Dominion Bank 7.250%, (7.250% to 7-31-29, then 5 Year CMT + 2.977%), 07/31/2084 (B)	715,000	733,772
Walker & Dunlop, Inc. 6.625%, 04/01/2033 (A)	257,000	263,742
World Acceptance Corp. 7.000%, 11/01/2026 (A)	456,000	454,991
		23,759,476
Health care – 4.9%
Acadia Healthcare Company, Inc. 7.375%, 03/15/2033 (A)(B)	545,000	561,476
AdaptHealth LLC 4.625%, 08/01/2029 (A)(B)	887,000	836,124
AMN Healthcare, Inc. 4.000%, 04/15/2029 (A)	500,000	463,524
Bausch Health Companies, Inc. 10.000%, 04/15/2032 (A)	1,258,000	1,269,033
DaVita, Inc.
3.750%, 02/15/2031 (A)	619,000	562,981
4.625%, 06/01/2030 (A)	779,000	746,377
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)	764,000	808,738
HealthEquity, Inc. 4.500%, 10/01/2029 (A)	765,000	743,796
Medline Borrower LP 6.250%, 04/01/2029 (A)	444,000	456,114
Organon & Company 4.125%, 04/30/2028 (A)	764,000	734,794
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (A)	454,000	454,019
Tenet Healthcare Corp. 5.125%, 11/01/2027	400,000	399,360
Varex Imaging Corp. 7.875%, 10/15/2027 (A)(B)	703,000	709,317
		8,745,653
Industrials – 10.7%
Albion Financing 1 SARL 7.000%, 05/21/2030 (A)	381,000	388,821
Allied Universal Holdco LLC 6.875%, 06/15/2030 (A)	770,000	780,444
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	267,000	274,784
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)(E)	96,052	0
Arcosa, Inc. 4.375%, 04/15/2029 (A)	480,000	464,325
Axon Enterprise, Inc. 6.250%, 03/15/2033 (A)	180,000	185,339
Boise Cascade Company 4.875%, 07/01/2030 (A)(B)	477,000	464,092

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (A)	$447,000	$443,062
Builders FirstSource, Inc.
4.250%, 02/01/2032 (A)	201,000	186,218
6.375%, 06/15/2032 (A)	535,000	549,856
6.750%, 05/15/2035 (A)	355,000	365,513
CACI International, Inc. 6.375%, 06/15/2033 (A)	350,000	361,182
Cimpress PLC 7.375%, 09/15/2032 (A)	91,000	86,860
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)	357,000	365,755
Dycom Industries, Inc. 4.500%, 04/15/2029 (A)	572,000	556,724
EMRLD Borrower LP
6.625%, 12/15/2030 (A)	536,000	547,884
6.750%, 07/15/2031 (A)	535,000	553,722
Enpro, Inc. 6.125%, 06/01/2033 (A)	373,000	381,326
Fortress Transportation and Infrastructure Investors LLC 7.000%, 06/15/2032 (A)	373,000	385,133
Garda World Security Corp.
8.250%, 08/01/2032 (A)	352,000	361,223
8.375%, 11/15/2032 (A)	264,000	271,183
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (A)	559,000	556,946
Herc Holdings, Inc.
6.625%, 06/15/2029 (A)	355,000	364,230
7.000%, 06/15/2030 (A)	360,000	375,820
JELD-WEN, Inc. 7.000%, 09/01/2032 (A)(B)	758,000	593,476
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)(B)	892,000	867,810
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	269,000	275,902
OneSky Flight LLC 8.875%, 12/15/2029 (A)	441,000	459,187
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060	548,000	535,324
The Brink's Company 6.500%, 06/15/2029 (A)	178,000	183,481
The GEO Group, Inc. 10.250%, 04/15/2031	907,000	994,760
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)	549,000	548,615
TransDigm, Inc.
6.375%, 03/01/2029 (A)	546,000	560,164
7.125%, 12/01/2031 (A)	439,000	459,948
TriNet Group, Inc. 7.125%, 08/15/2031 (A)	620,000	645,789
United Airlines, Inc. 4.625%, 04/15/2029 (A)	565,000	548,426
United Rentals North America, Inc.
3.875%, 02/15/2031	498,000	468,298
4.000%, 07/15/2030	588,000	561,115
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	187,000	182,322
VT Topco, Inc. 8.500%, 08/15/2030 (A)	599,000	631,580
Watco Companies LLC 7.125%, 08/01/2032 (A)	200,000	209,063
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
WESCO Distribution, Inc.
6.375%, 03/15/2029 (A)	$714,000	$734,586
6.375%, 03/15/2033 (A)	183,000	189,145
7.250%, 06/15/2028 (A)	322,000	325,998
		19,245,431
Information technology – 4.3%
Cloud Software Group, Inc.
8.250%, 06/30/2032 (A)	487,000	518,280
9.000%, 09/30/2029 (A)	1,247,000	1,292,547
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (A)	634,000	630,771
CoreWeave, Inc. 9.250%, 06/01/2030 (A)	241,000	246,382
Diebold Nixdorf, Inc. 7.750%, 03/31/2030 (A)	262,000	277,955
EchoStar Corp. 10.750%, 11/30/2029	420,000	432,600
Insight Enterprises, Inc. 6.625%, 05/15/2032 (A)	179,000	184,394
NCR Voyix Corp.
5.125%, 04/15/2029 (A)	188,000	185,168
5.250%, 10/01/2030 (A)	557,000	536,113
ON Semiconductor Corp. 3.875%, 09/01/2028 (A)	675,000	652,981
Seagate HDD Cayman
5.750%, 12/01/2034	647,000	637,640
8.250%, 12/15/2029	253,000	269,444
UKG, Inc. 6.875%, 02/01/2031 (A)	777,000	806,196
Virtusa Corp. 7.125%, 12/15/2028 (A)	561,000	534,691
Xerox Holdings Corp. 5.500%, 08/15/2028 (A)	415,000	316,584
Zebra Technologies Corp. 6.500%, 06/01/2032 (A)	201,000	206,684
		7,728,430
Materials – 5.3%
Alcoa Nederland Holding BV 4.125%, 03/31/2029 (A)(B)	483,000	460,390
Amsted Industries, Inc. 6.375%, 03/15/2033 (A)	183,000	186,013
Ardagh Metal Packaging Finance USA LLC 6.000%, 06/15/2027 (A)	637,000	638,957
Ardagh Packaging Finance PLC 4.125%, 08/15/2026 (A)(B)	970,000	910,704
Ashland, Inc. 6.875%, 05/15/2043	435,000	450,948
Celanese US Holdings LLC 7.050%, 11/15/2030	684,000	719,880
Champion Iron Canada, Inc. 7.875%, 07/15/2032 (A)	138,000	139,916
Cleveland-Cliffs, Inc. 7.500%, 09/15/2031 (A)	549,000	529,486
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/2032 (A)	285,000	292,487
6.875%, 01/15/2030 (A)	616,000	629,723
8.750%, 04/15/2030 (A)	266,000	272,071
First Quantum Minerals, Ltd. 9.375%, 03/01/2029 (A)	341,000	361,919
FMG Resources August 2006 Proprietary, Ltd. 4.500%, 09/15/2027 (A)	278,000	274,659
Magnera Corp. 7.250%, 11/15/2031 (A)(B)	828,000	780,721

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	$912,943	$913
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Novelis Corp. 4.750%, 01/30/2030 (A)	581,000	556,706
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (A)	907,000	929,504
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (A)	130,000	133,682
Sealed Air Corp.
6.125%, 02/01/2028 (A)	269,000	272,944
6.875%, 07/15/2033 (A)	432,000	466,407
The Scotts Miracle-Gro Company 4.000%, 04/01/2031	409,000	375,668
Trivium Packaging Finance BV 8.250%, 07/15/2030 (A)	200,000	211,497
		9,595,205
Real estate – 2.7%
Anywhere Real Estate Group LLC
7.000%, 04/15/2030 (A)(B)	787,157	735,395
9.750%, 04/15/2030 (A)	350,000	355,640
Diversified Healthcare Trust 5.684%, 01/15/2026 (A)(F)	389,000	377,292
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 13.000%, (11.000% Cash and 2.000% PIK), 09/12/2030 (A)	200,000	160,250
Greystar Real Estate Partners LLC 7.750%, 09/01/2030 (A)	514,000	545,577
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	583,000	559,020
Iron Mountain, Inc. 4.875%, 09/15/2029 (A)	1,136,000	1,116,027
Uniti Group LP 10.500%, 02/15/2028 (A)	533,000	565,003
XHR LP 6.625%, 05/15/2030 (A)	323,000	329,094
		4,743,298
Utilities – 3.8%
Alpha Generation LLC 6.750%, 10/15/2032 (A)	358,000	369,043
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (A)	629,000	629,139
Calpine Corp. 4.500%, 02/15/2028 (A)	649,000	643,739
ContourGlobal Power Holdings SA 6.750%, 02/28/2030 (A)	1,083,000	1,115,880
Lightning Power LLC 7.250%, 08/15/2032 (A)	525,000	552,537
NRG Energy, Inc.
3.625%, 02/15/2031 (A)	827,000	761,092
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (A)(D)	408,000	453,056
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	458,000	433,735
Talen Energy Supply LLC 8.625%, 06/01/2030 (A)	591,000	633,355
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	$356,000	$366,538
Vistra Corp. 8.875%, (8.875% to 1-15-29, then 5 Year CMT + 5.045%), 01/15/2029 (A)(D)	844,000	917,334
		6,875,448
TOTAL CORPORATE BONDS (Cost $169,457,918)		$163,891,014
TERM LOANS (G) – 5.6%
Communication services – 2.4%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%) 9.756%, 08/15/2028	498,728	450,655
AMC Entertainment Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 7.000%) 11.318%, 01/04/2029	497,506	501,859
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%) 7.677%, 12/06/2027	596,875	588,889
Gannett Holdings LLC, 2024 Term Loan (3 month CME Term SOFR + 5.000%) 9.325%, 10/15/2029	400,317	396,814
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%) 9.324%, 02/19/2030	596,250	530,663
X Corp., 2025 Fixed Term Loan 9.500%, 10/26/2029	1,834,000	1,782,043
		4,250,923
Consumer discretionary – 1.0%
Dave & Buster's, Inc., 2024 Term Loan B 06/29/2029 TBD (H)	1,000,000	966,910
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%) 7.827%, 04/26/2030	897,750	886,322
		1,853,232
Financials – 0.5%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%) 9.577%, 10/06/2028	600,000	600,750
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 9.046%, 05/06/2032	300,000	303,189
		903,939
Health care – 0.5%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 7.077%, 02/15/2029	897,750	896,350
Industrials – 0.6%
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%) 7.660%, 11/16/2028	171,138	171,609
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 7.314%, 02/01/2029	897,750	898,244
		1,069,853

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Information technology – 0.2%
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%) 8.305%, 11/17/2029	$402,512	$387,543
Materials – 0.4%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (E)	488,697	466,364
Trinseo Materials Operating SCA, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%) 7.090%, 05/03/2028	746,114	318,859
		785,223
TOTAL TERM LOANS (Cost $10,453,848)		$10,147,063
COMMON STOCKS – 0.0%
Communication services – 0.0%
New Cotai, Inc., Class B (E)(I)(J)	3	0
Energy – 0.0%
KCAD Holdings I, Ltd. (E)(I)(J)	165,553,563	166
MWO Holdings LLC (E)(J)	445	0
Permian Production (E)(J)	19,583	11,750
		11,916
TOTAL COMMON STOCKS (Cost $1,749,754)		$11,916
PREFERRED SECURITIES – 0.5%
Financials – 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (B)	28,975	721,478
Real estate – 0.1%
Vornado Realty Trust, 5.400%	5,439	92,953
TOTAL PREFERRED SECURITIES (Cost $828,909)		$814,431
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (E)(J)	$3,000,000	0
Adelphia Communications Corp. (E)(J)	2,050,000	0
Adelphia Communications Corp. (E)(J)	1,025,000	0
Magellan Health, Inc. (E)(J)	1,930,000	0
Par Pharmaceutical, Inc. (E)(J)	720,000	23,616
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$23,616
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (E)(J)	494	9,958
TOTAL ESCROW SHARES (Cost $0)		$9,958
SHORT-TERM INVESTMENTS – 6.3%
Short-term funds – 6.3%
John Hancock Collateral Trust, 4.2596% (K)(L)	906,054	9,062,718
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (K)	2,192,556	2,192,556
TOTAL SHORT-TERM INVESTMENTS (Cost $11,255,337)		$11,255,274
Total Investments (High Yield Trust) (Cost $194,084,544) – 103.6%		$186,153,272
Other assets and liabilities, net – (3.6%)		(6,449,540)
TOTAL NET ASSETS – 100.0%		$179,703,732
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
High Yield Trust (continued)
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $136,324,160 or 75.9% of the fund's net assets as of 6-30-25.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 6-30-25.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 65.4%
U.S. Government – 33.6%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,002,903
1.875%, 11/15/2051	4,890,000	2,720,445
2.250%, 08/15/2046	4,745,000	3,108,531
2.500%, 02/15/2045 (A)	1,619,000	1,139,751
2.500%, 02/15/2046	648,000	449,044
3.000%, 11/15/2045 to 08/15/2052	9,722,000	7,258,880
3.125%, 05/15/2048	3,205,000	2,431,669
3.375%, 08/15/2042	800,000	671,469
3.625%, 05/15/2053	620,000	505,688
3.750%, 11/15/2043 (A)	2,253,000	1,968,559
4.250%, 08/15/2054	2,256,000	2,060,186
4.375%, 11/15/2039	1,170,000	1,146,920
U.S. Treasury Notes
1.625%, 05/15/2031	4,810,000	4,242,195
1.875%, 02/15/2032	3,110,000	2,731,941
2.750%, 08/15/2032	2,945,000	2,716,763
3.375%, 05/15/2033	1,025,000	977,073
3.875%, 08/15/2033	1,805,000	1,777,502
4.000%, 12/15/2027 to 02/15/2034	6,845,000	6,842,012
4.125%, 11/30/2031	1,830,000	1,848,514
4.250%, 11/15/2034	6,975,000	6,997,887
4.375%, 05/15/2034	1,895,000	1,924,535
4.500%, 05/15/2027 (A)	3,801,000	3,851,037
4.500%, 11/15/2033	2,525,000	2,593,648

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Treasury Inflation Protected Securities
0.250%, 02/15/2050		$1,378,642	$800,206
0.625%, 02/15/2043		97,661	72,561
0.750%, 02/15/2042 to 02/15/2045		3,636,797	2,755,753
1.000%, 02/15/2046		399,353	302,486
1.375%, 02/15/2044		1,335,021	1,120,573
1.750%, 01/15/2034		2,624,403	2,601,426
			69,620,157
U.S. Government Agency – 31.8%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051		2,497,813	1,991,470
2.500%, 01/01/2052 to 05/01/2052		3,646,243	3,035,744
3.000%, 12/01/2046 to 04/01/2048		211,809	187,027
3.500%, 03/01/2048 to 06/01/2048		563,002	516,502
5.000%, 12/01/2034		53,369	53,996
5.500%, 05/01/2054 to 07/01/2054		1,759,585	1,759,712
6.500%, 04/01/2029 to 08/01/2034		3,501	3,688
7.500%, 12/01/2025 to 05/01/2028		320	326
Federal National Mortgage Association
2.000%, 04/01/2051 to 05/01/2051		7,513,043	5,986,936
2.500%, TBA (B)		3,100,000	2,569,971
2.500%, 07/01/2030 to 04/01/2050		1,072,215	920,797
2.660%, 03/01/2027		732,862	715,235
3.000%, TBA (B)		1,400,000	1,210,563
3.500%, 08/01/2043 to 05/01/2048		2,493,380	2,296,752
4.500%, TBA (B)		1,500,000	1,434,258
5.000%, 10/01/2054		2,505,801	2,456,257
5.500%, 11/01/2053		1,761,914	1,764,655
6.000%, TBA (B)		19,750,000	20,068,624
Government National Mortgage Association
2.000%, 12/20/2050		2,279,345	1,858,405
3.000%, TBA (B)		2,800,000	2,474,246
3.000%, 04/20/2051 to 05/20/2051		1,827,573	1,618,489
3.500%, TBA (B)		4,200,000	3,812,542
4.000%, TBA (B)		2,600,000	2,416,234
4.000%, 11/15/2040 to 02/15/2042		15,205	14,697
4.500%, 05/20/2052 to 09/20/2052		3,998,271	3,861,407
5.000%, TBA (B)		2,900,000	2,847,599
6.000%, 08/15/2032 to 04/15/2035		18,832	19,451
6.500%, 06/15/2028 to 02/15/2035		6,470	6,633
7.000%, 11/15/2031 to 11/15/2033		26,233	26,703
			65,928,919
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $147,519,707)			$135,549,076
FOREIGN GOVERNMENT OBLIGATIONS – 2.5%
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		200,000	177,460
Bulgaria – 0.1%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	105,000	73,519
4.875%, 05/13/2036		150,000	196,395
			269,914
Chile – 0.1%
Republic of Chile 1.250%, 01/22/2051		165,000	105,591
Colombia – 0.1%
Republic of Colombia 5.000%, 06/15/2045		$200,000	134,751
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		$200,000	$208,556
Hungary – 0.2%
Republic of Hungary
1.625%, 04/28/2032	EUR	305,000	312,857
6.000%, 09/26/2035 (C)		$200,000	200,100
			512,957
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033	EUR	380,000	373,831
Israel – 0.2%
State of Israel 5.375%, 02/19/2030		$400,000	407,631
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	225,000	237,812
Mexico – 0.6%
Government of Mexico
4.750%, 03/08/2044		$156,000	122,639
6.000%, 05/07/2036		480,000	473,712
6.625%, 01/29/2038 (B)		200,000	203,000
6.875%, 05/13/2037		200,000	208,460
7.375%, 05/13/2055		215,000	221,609
			1,229,420
North Macedonia – 0.1%
Republic of North Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	312,301
Peru – 0.1%
Republic of Peru
5.375%, 02/08/2035		$80,000	79,854
5.875%, 08/08/2054		110,000	105,972
			185,826
Philippines – 0.1%
Republic of the Philippines 1.750%, 04/28/2041	EUR	200,000	167,563
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	245,609
2.750%, 04/14/2041		605,000	443,895
5.750%, 03/24/2035 (C)		$40,000	36,946
5.875%, 01/30/2029 (C)		44,000	44,294
7.500%, 02/10/2037 (C)		50,000	51,905
			822,649
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,543,816)			$5,146,262
CORPORATE BONDS – 22.7%
Communication services – 1.6%
Alphabet, Inc.
4.000%, 05/15/2030		100,000	100,075
5.300%, 05/15/2065		165,000	161,558
Charter Communications Operating LLC
2.300%, 02/01/2032		20,000	16,875
2.800%, 04/01/2031		165,000	147,129
5.050%, 03/30/2029		55,000	55,524
Comcast Corp.
2.887%, 11/01/2051		100,000	60,858
3.750%, 04/01/2040		185,000	153,567
Cox Communications, Inc.
2.600%, 06/15/2031 (C)		95,000	83,142
5.450%, 09/01/2034 (C)		50,000	49,308
5.950%, 09/01/2054 (C)		65,000	60,344

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	$200,000	$194,382
Lamar Media Corp.
3.625%, 01/15/2031	315,000	291,072
4.000%, 02/15/2030	135,000	128,965
Paramount Global
4.950%, 05/19/2050	5,000	3,825
5.250%, 04/01/2044	115,000	91,540
5.850%, 09/01/2043	20,000	17,406
6.875%, 04/30/2036	115,000	117,767
Sirius XM Radio LLC 4.000%, 07/15/2028 (C)	165,000	158,470
Time Warner Cable LLC 4.500%, 09/15/2042	315,000	250,892
T-Mobile USA, Inc.
4.700%, 01/15/2035	25,000	24,221
5.050%, 07/15/2033	35,000	35,237
5.125%, 05/15/2032	55,000	56,089
5.750%, 01/15/2034	55,000	57,602
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032 (D)	401,000	298,244
5.141%, 03/15/2052	83,000	54,202
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)(D)	75,000	68,010
3.750%, 12/01/2029 (C)	85,000	79,673
3.875%, 07/15/2030 (C)	450,000	420,602
		3,236,579
Consumer discretionary – 1.1%
AutoZone, Inc.
4.750%, 08/01/2032	20,000	19,886
4.750%, 02/01/2033	25,000	24,731
5.400%, 07/15/2034	25,000	25,598
6.550%, 11/01/2033	30,000	33,120
Ford Motor Company 6.100%, 08/19/2032	115,000	114,838
General Motors Financial Company, Inc. 5.450%, 07/15/2030	70,000	70,983
Howard University
2.701%, 10/01/2029	100,000	91,684
2.801%, 10/01/2030	100,000	90,159
3.476%, 10/01/2041	120,000	87,458
Las Vegas Sands Corp.
5.625%, 06/15/2028	115,000	117,304
6.000%, 06/14/2030	105,000	108,326
Service Corp. International
3.375%, 08/15/2030	335,000	307,907
5.125%, 06/01/2029	282,000	280,793
5.750%, 10/15/2032	105,000	106,071
Tapestry, Inc.
5.100%, 03/11/2030	65,000	65,846
5.500%, 03/11/2035	95,000	95,368
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	167,000	166,413
5.750%, 01/15/2028 (C)	302,000	306,531
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	104,347
		2,217,363
Consumer staples – 1.1%
Bacardi, Ltd. 5.400%, 06/15/2033 (C)	100,000	99,664
BAT Capital Corp.
5.625%, 08/15/2035	130,000	132,284
5.834%, 02/20/2031	70,000	73,661
Cencosud SA 5.950%, 05/28/2031 (C)	200,000	206,425
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Constellation Brands, Inc.
3.150%, 08/01/2029	$90,000	$85,496
4.800%, 05/01/2030	80,000	80,660
JBS USA LUX SA
5.500%, 01/15/2036 (C)	190,000	190,279
5.750%, 04/01/2033	60,000	61,675
5.950%, 04/20/2035 (C)	55,000	56,979
Mars, Inc.
4.600%, 03/01/2028 (C)	55,000	55,447
5.000%, 03/01/2032 (C)	300,000	303,988
5.200%, 03/01/2035 (C)	45,000	45,539
5.650%, 05/01/2045 (C)	95,000	95,230
5.700%, 05/01/2055 (C)	25,000	24,939
5.800%, 05/01/2065 (C)	60,000	59,897
Philip Morris International, Inc.
4.375%, 11/01/2027	135,000	135,613
4.750%, 11/01/2031	125,000	125,921
5.125%, 02/15/2030	210,000	216,053
5.375%, 02/15/2033	60,000	61,963
5.625%, 11/17/2029	15,000	15,751
5.625%, 09/07/2033	40,000	41,914
Pilgrim's Pride Corp. 4.250%, 04/15/2031	110,000	106,054
Sysco Corp. 5.100%, 09/23/2030	110,000	112,698
		2,388,130
Energy – 2.8%
Aker BP ASA
5.800%, 10/01/2054 (C)	150,000	136,745
6.000%, 06/13/2033 (C)	150,000	154,645
APA Corp.
6.100%, 02/15/2035 (C)	100,000	98,073
6.750%, 02/15/2055 (C)	50,000	47,231
BP Capital Markets America, Inc.
4.812%, 02/13/2033	20,000	19,973
4.893%, 09/11/2033	80,000	80,191
Cheniere Energy Partners LP 5.550%, 10/30/2035 (C)	205,000	206,612
Columbia Pipelines Holding Company LLC
5.097%, 10/01/2031 (C)	41,000	41,178
5.681%, 01/15/2034 (C)	75,000	75,922
6.042%, 08/15/2028 (C)	170,000	177,006
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	30,000	31,669
6.036%, 11/15/2033 (C)	40,000	41,971
ConocoPhillips Company
3.800%, 03/15/2052	72,000	52,267
4.025%, 03/15/2062	35,000	25,201
5.300%, 05/15/2053	30,000	27,666
5.550%, 03/15/2054	10,000	9,557
5.650%, 01/15/2065	80,000	76,102
5.700%, 09/15/2063	120,000	114,765
Coterra Energy, Inc.
5.400%, 02/15/2035	142,000	140,562
5.600%, 03/15/2034	38,000	38,323
Diamondback Energy, Inc.
5.550%, 04/01/2035	25,000	25,271
5.750%, 04/18/2054	45,000	41,770
5.900%, 04/18/2064	40,000	37,021
6.250%, 03/15/2053	35,000	34,606
DT Midstream, Inc. 5.800%, 12/15/2034 (C)	115,000	117,117

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ecopetrol SA
4.625%, 11/02/2031	$185,000	$156,246
4.625%, 11/02/2031	45,000	38,006
7.750%, 02/01/2032	175,000	171,982
8.375%, 01/19/2036	270,000	260,514
Enbridge, Inc.
3.125%, 11/15/2029	70,000	66,127
5.550%, 06/20/2035	50,000	50,831
5.625%, 04/05/2034	5,000	5,137
5.700%, 03/08/2033	20,000	20,736
Energy Transfer LP
3.750%, 05/15/2030	78,000	74,838
5.700%, 04/01/2035	135,000	137,510
6.400%, 12/01/2030	120,000	129,317
Eni SpA 5.750%, 05/19/2035 (C)	200,000	204,562
Enterprise Products Operating LLC
3.300%, 02/15/2053	40,000	26,450
4.600%, 01/15/2031	85,000	85,647
5.200%, 01/15/2036	25,000	25,169
5.550%, 02/16/2055	80,000	77,178
EOG Resources, Inc.
5.000%, 07/15/2032 (B)	80,000	80,973
5.350%, 01/15/2036 (B)	115,000	116,624
5.650%, 12/01/2054	95,000	92,734
EQT Corp. 4.500%, 01/15/2029 (C)	125,000	123,481
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (C)	176,648	144,701
Hess Corp.
7.125%, 03/15/2033	170,000	192,514
7.300%, 08/15/2031	55,000	62,378
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)	50,000	48,074
6.500%, 06/01/2029 (C)	135,000	138,835
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	233,011
ONEOK, Inc.
3.100%, 03/15/2030	10,000	9,338
3.400%, 09/01/2029	20,000	19,086
4.400%, 10/15/2029	55,000	54,579
4.750%, 10/15/2031	35,000	34,653
5.050%, 11/01/2034	55,000	53,523
5.850%, 11/01/2064	30,000	27,812
6.050%, 09/01/2033	120,000	125,911
6.100%, 11/15/2032	30,000	31,726
6.625%, 09/01/2053	10,000	10,393
7.150%, 01/15/2051	10,000	10,769
Patterson-UTI Energy, Inc. 7.150%, 10/01/2033	175,000	179,196
Targa Resources Corp.
4.900%, 09/15/2030	50,000	50,422
5.550%, 08/15/2035	140,000	140,708
5.650%, 02/15/2036	30,000	30,282
6.500%, 03/30/2034	20,000	21,492
Targa Resources Partners LP 4.000%, 01/15/2032	125,000	116,499
TotalEnergies Capital SA
5.425%, 09/10/2064	65,000	60,811
5.638%, 04/05/2064	145,000	140,562
Whistler Pipeline LLC
5.400%, 09/30/2029 (C)	10,000	10,114
5.700%, 09/30/2031 (C)	85,000	86,652
5.950%, 09/30/2034 (C)	35,000	35,450
		5,864,997
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 6.2%
American Express Company
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031		$185,000	$188,906
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031		160,000	163,755
Ameriprise Financial, Inc. 5.200%, 04/15/2035		110,000	110,809
Ares Capital Corp. 5.800%, 03/08/2032		140,000	139,414
Ares Strategic Income Fund 5.800%, 09/09/2030 (C)		330,000	331,153
Athene Global Funding
2.646%, 10/04/2031 (C)		190,000	164,608
2.717%, 01/07/2029 (C)		55,000	51,271
4.721%, 10/08/2029 (C)		140,000	139,689
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	122,338
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027		100,000	122,362
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		$120,000	105,441
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		215,000	187,498
2.482%, (2.482% to 9-21-31, then 5 Year CMT + 1.200%), 09/21/2036		130,000	110,155
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031		185,000	169,127
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033		115,000	102,981
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028		40,000	39,992
5.162%, (5.162% to 1-24-30, then Overnight SOFR + 1.000%), 01/24/2031		100,000	102,495
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035		155,000	155,001
Block, Inc.
3.500%, 06/01/2031		125,000	114,659
6.500%, 05/15/2032		407,000	419,911
BPCE SA
5.389%, (5.389% to 5-28-30, then Overnight SOFR + 1.581%), 05/28/2031 (C)		500,000	509,121
5.876%, (5.876% to 1-14-30, then Overnight SOFR + 1.680%), 01/14/2031 (C)		250,000	259,322
Capital One Financial Corp.
3.273%, (3.273% to 3-1-29, then Overnight SOFR + 1.790%), 03/01/2030		70,000	66,956

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (continued)
6.183%, (6.183% to 1-30-35, then Overnight SOFR + 2.036%), 01/30/2036	$35,000	$35,632
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	190,000	214,671
7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034	115,000	133,675
Caterpillar Financial Services Corp. 4.700%, 11/15/2029	185,000	188,414
Citibank NA 4.914%, 05/29/2030	250,000	254,800
Citigroup, Inc.
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031	195,000	197,222
5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	35,000	35,708
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	115,000	116,540
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	30,000	32,336
CNO Global Funding 4.875%, 12/10/2027 (C)	125,000	125,977
Credit Agricole SA
5.222%, (5.222% to 5-27-30, then Overnight SOFR + 1.460%), 05/27/2031 (C)	250,000	254,662
6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	259,952
Deutsche Bank AG 5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	340,000	345,311
Equitable Financial Life Global Funding
1.800%, 03/08/2028 (C)	30,000	28,035
5.000%, 03/27/2030 (C)	80,000	81,194
Equitable Holdings, Inc. 4.350%, 04/20/2028	95,000	94,820
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	245,456
5.625%, 01/01/2030 (C)	220,000	219,371
HPS Corporate Lending Fund 5.850%, 06/05/2030 (C)	215,000	214,524
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then Overnight SOFR + 1.285%), 08/17/2029	210,000	195,637
5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	400,000	407,275
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032	115,000	101,240
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032	40,000	35,723
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030		$65,000	$63,264
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029		60,000	59,472
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028		185,000	185,553
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035		30,000	29,686
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030		185,000	188,379
5.103%, (5.103% to 4-22-30, then Overnight SOFR + 1.435%), 04/22/2031		120,000	122,977
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029		175,000	179,675
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035		130,000	133,072
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030		195,000	202,480
Lincoln Financial Global Funding 4.625%, 05/28/2028 (C)		125,000	125,774
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	115,268
Morgan Stanley
1.794%, (1.794% to 2-13-31, then Overnight SOFR + 1.034%), 02/13/2032		$10,000	8,555
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		200,000	170,998
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		85,000	73,606
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		105,000	104,783
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031		50,000	51,185
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	56,565
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030		160,000	166,194
MSCI, Inc. 3.625%, 11/01/2031 (C)		192,000	176,901
OTP Bank NYRT 7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		200,000	204,114
Royal Bank of Canada 5.153%, (5.153% to 2-4-30, then Overnight SOFR + 1.030%), 02/04/2031		160,000	163,290

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sixth Street Lending Partners 6.125%, 07/15/2030 (C)	$145,000	$147,649
Societe Generale SA 5.249%, (5.249% to 5-22-28, then Overnight SOFR + 1.420%), 05/22/2029 (C)	200,000	202,442
Standard Chartered PLC 7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)	200,000	214,034
Sumitomo Mitsui Financial Group, Inc. 5.246%, (5.246% to 7-8-35, then Overnight SOFR + 1.500%), 07/08/2036	200,000	200,000
The Bank of New York Mellon Corp.
5.060%, (5.060% to 7-22-31, then Overnight SOFR + 1.230%), 07/22/2032	75,000	76,771
5.188%, (5.188% to 3-14-34, then Overnight SOFR + 1.418%), 03/14/2035	45,000	45,566
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029	20,000	21,239
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then Overnight SOFR + 1.248%), 07/21/2032	20,000	17,467
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,000	17,777
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	15,000	15,020
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	190,000	190,571
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	55,000	54,335
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	235,000	238,902
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	65,000	66,636
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	55,000	57,252
UBS Group AG 6.442%, (6.442% to 8-11-27, then Overnight SOFR + 3.700%), 08/11/2028 (C)	250,000	259,768
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	100,000	91,612
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	30,000	28,030
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	250,000	228,312
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	90,000	90,018
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	$65,000	$66,571
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	70,000	71,809
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	70,000	72,279
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	75,000	81,977
		12,832,967
Health care – 1.9%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	130,000	123,084
4.625%, 07/15/2028 (C)	375,000	368,235
Biogen, Inc. 5.750%, 05/15/2035	100,000	102,982
Cardinal Health, Inc. 5.000%, 11/15/2029	250,000	254,831
Cencora, Inc. 4.850%, 12/15/2029	170,000	172,690
Centene Corp.
2.500%, 03/01/2031	190,000	163,587
2.625%, 08/01/2031	120,000	102,816
3.375%, 02/15/2030	5,000	4,605
4.250%, 12/15/2027	50,000	49,242
4.625%, 12/15/2029	585,000	568,990
CVS Health Corp.
1.750%, 08/21/2030	55,000	47,538
1.875%, 02/28/2031	30,000	25,680
2.125%, 09/15/2031	70,000	59,879
3.250%, 08/15/2029	55,000	52,273
3.750%, 04/01/2030	40,000	38,372
6.750%, (6.750% to 12-10-34, then 5 Year CMT + 2.516%), 12/10/2054	105,000	105,229
GE Healthcare Technologies, Inc. 5.500%, 06/15/2035	95,000	97,283
Gilead Sciences, Inc. 4.800%, 11/15/2029	145,000	148,000
Hologic, Inc. 3.250%, 02/15/2029 (C)	528,000	503,158
Humana, Inc.
5.375%, 04/15/2031	5,000	5,115
5.550%, 05/01/2035	120,000	120,671
Icon Investments Six DAC 6.000%, 05/08/2034	200,000	204,396
Smith & Nephew PLC 2.032%, 10/14/2030	130,000	113,857
Solventum Corp. 5.400%, 03/01/2029	185,000	190,507
UnitedHealth Group, Inc.
2.750%, 05/15/2040	155,000	112,454
3.500%, 08/15/2039	70,000	56,491
4.950%, 05/15/2062	30,000	25,744
5.300%, 02/15/2030	15,000	15,536
5.300%, 06/15/2035	55,000	56,057
5.375%, 04/15/2054	125,000	116,852
5.750%, 07/15/2064	25,000	24,316
6.050%, 02/15/2063	10,000	10,147
		4,040,617

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 1.6%
Builders FirstSource, Inc.
4.250%, 02/01/2032 (C)	$235,000	$217,718
5.000%, 03/01/2030 (C)	225,000	220,865
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	620,000	616,958
6.375%, 02/01/2031 (C)	35,000	35,858
International Airport Finance SA 12.000%, 03/15/2033 (C)	300,005	321,499
John Deere Capital Corp. 4.250%, 06/05/2028	255,000	256,508
L3Harris Technologies, Inc.
5.050%, 06/01/2029	75,000	76,723
5.500%, 08/15/2054	58,000	56,246
Otis Worldwide Corp. 2.565%, 02/15/2030	160,000	147,593
Penske Truck Leasing Company LP 4.000%, 07/15/2025 (C)	90,000	89,979
Regal Rexnord Corp. 6.050%, 04/15/2028	130,000	133,963
Republic Services, Inc.
1.450%, 02/15/2031	25,000	21,322
4.875%, 04/01/2029	60,000	61,277
5.200%, 11/15/2034	65,000	66,528
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	532,000	532,467
The Boeing Company
2.950%, 02/01/2030	45,000	41,718
3.200%, 03/01/2029	35,000	33,316
3.750%, 02/01/2050	10,000	7,062
5.150%, 05/01/2030	30,000	30,543
6.388%, 05/01/2031	50,000	53,735
6.528%, 05/01/2034	75,000	81,490
Wabtec Corp. 4.900%, 05/29/2030	110,000	111,552
Waste Management, Inc.
3.875%, 01/15/2029	95,000	93,811
4.950%, 03/15/2035	50,000	50,212
		3,358,943
Information technology – 2.0%
Broadcom, Inc.
4.150%, 02/15/2028	120,000	119,651
5.050%, 07/12/2029	65,000	66,561
Dell International LLC 5.300%, 04/01/2032	105,000	107,321
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	375,682
Foundry JV Holdco LLC 5.900%, 01/25/2033 (C)	200,000	207,336
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	190,988
Gen Digital, Inc.
6.250%, 04/01/2033 (C)	315,000	323,455
6.750%, 09/30/2027 (C)	220,000	223,896
IBM Corp. 4.800%, 02/10/2030	175,000	177,790
Insight Enterprises, Inc. 6.625%, 05/15/2032 (C)	415,000	427,506
Intel Corp.
3.100%, 02/15/2060	60,000	33,547
3.250%, 11/15/2049	56,000	35,468
3.734%, 12/08/2047	260,000	183,425
4.750%, 03/25/2050	10,000	8,158
Marvell Technology, Inc.
2.450%, 04/15/2028	80,000	76,017
2.950%, 04/15/2031	35,000	31,874
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc. 5.650%, 11/01/2032	$200,000	$207,896
Open Text Corp.
3.875%, 12/01/2029 (C)	590,000	555,735
6.900%, 12/01/2027 (C)	100,000	103,531
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	55,243
Oracle Corp.
2.950%, 04/01/2030	35,000	32,685
3.850%, 04/01/2060	175,000	120,596
4.100%, 03/25/2061	30,000	21,688
5.250%, 02/03/2032	30,000	30,774
5.500%, 09/27/2064	45,000	40,984
Qorvo, Inc. 3.375%, 04/01/2031 (C)	200,000	180,352
Qualcomm, Inc. 4.750%, 05/20/2032	145,000	146,692
		4,084,851
Materials – 1.0%
Ball Corp. 6.000%, 06/15/2029	735,000	753,504
Glencore Funding LLC
5.371%, 04/04/2029 (C)	120,000	123,040
5.634%, 04/04/2034 (C)	40,000	40,769
6.375%, 10/06/2030 (C)	170,000	182,453
6.500%, 10/06/2033 (C)	50,000	54,221
OCP SA 7.500%, 05/02/2054	210,000	209,853
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	108,602
Rio Tinto Finance USA PLC
5.000%, 03/14/2032	35,000	35,611
5.875%, 03/14/2065	100,000	100,428
Standard Building Solutions, Inc. 6.500%, 08/15/2032 (C)	15,000	15,370
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,968
4.375%, 07/15/2030 (C)	410,000	388,205
		2,021,024
Real estate – 0.4%
American Tower Corp. 2.700%, 04/15/2031	165,000	147,964
Cousins Properties LP 5.375%, 02/15/2032	145,000	146,509
Crown Castle, Inc. 3.100%, 11/15/2029	150,000	140,708
Iron Mountain, Inc. 6.250%, 01/15/2033 (C)	325,000	334,167
		769,348
Utilities – 3.0%
AES Andes SA 6.250%, 03/14/2032 (C)	200,000	203,952
Alabama Power Company
3.450%, 10/01/2049	75,000	53,223
4.150%, 08/15/2044	105,000	86,681
5.100%, 04/02/2035	20,000	20,156
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054	65,000	67,771
Baltimore Gas and Electric Company 5.450%, 06/01/2035	105,000	107,624
Boston Gas Company 3.757%, 03/16/2032 (C)	68,000	62,750

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy Houston Electric LLC 5.200%, 10/01/2028	$160,000	$164,939
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	90,000	83,682
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	120,000	79,526
5.500%, 03/15/2055	110,000	106,616
Dominion Energy, Inc.
3.375%, 04/01/2030	20,000	19,007
5.000%, 06/15/2030	140,000	142,877
Duke Energy Corp.
2.550%, 06/15/2031	305,000	271,766
3.300%, 06/15/2041	50,000	37,510
5.000%, 08/15/2052	115,000	100,821
5.450%, 06/15/2034	5,000	5,135
Duke Energy Florida LLC 1.750%, 06/15/2030	115,000	101,437
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	49,284
3.250%, 10/01/2049	105,000	71,228
Duke Energy Ohio, Inc. 5.550%, 03/15/2054	60,000	58,616
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	94,352
5.050%, 03/15/2035	35,000	35,148
5.550%, 03/15/2055	55,000	53,759
Eversource Energy
5.125%, 05/15/2033	200,000	200,148
5.500%, 01/01/2034	80,000	81,469
Georgia Power Company
4.300%, 03/15/2042	75,000	64,730
4.550%, 03/15/2030	70,000	70,663
5.200%, 03/15/2035	60,000	60,835
Interstate Power & Light Company 5.600%, 06/29/2035	155,000	159,320
Jersey Central Power & Light Company 5.100%, 01/15/2035	35,000	34,897
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	29,000	30,138
Monongahela Power Company 5.850%, 02/15/2034 (C)	15,000	15,595
Niagara Mohawk Power Corp. 5.290%, 01/17/2034 (C)	65,000	64,792
NiSource, Inc.
3.490%, 05/15/2027	85,000	83,690
5.350%, 07/15/2035	75,000	75,615
5.400%, 06/30/2033	35,000	35,795
NSTAR Electric Company 5.400%, 06/01/2034	75,000	76,835
Ohio Edison Company 5.500%, 01/15/2033 (C)	35,000	35,778
Oncor Electric Delivery Company LLC 5.350%, 04/01/2035 (C)	95,000	96,777
Pacific Gas & Electric Company
2.500%, 02/01/2031	320,000	277,776
5.900%, 06/15/2032	25,000	25,515
6.100%, 01/15/2029	65,000	67,344
6.150%, 01/15/2033	85,000	87,546
6.950%, 03/15/2034	60,000	64,590
Pinnacle West Capital Corp.
4.900%, 05/15/2028	124,000	125,736
5.150%, 05/15/2030	115,000	117,723
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Public Service Company of Oklahoma 5.200%, 01/15/2035	$120,000	$119,784
Public Service Enterprise Group, Inc.
4.900%, 03/15/2030	110,000	111,890
5.450%, 04/01/2034	15,000	15,329
6.125%, 10/15/2033	50,000	53,106
Puget Energy, Inc.
2.379%, 06/15/2028	35,000	33,035
4.100%, 06/15/2030	22,000	21,250
4.224%, 03/15/2032	8,000	7,529
5.725%, 03/15/2035 (C)	375,000	377,245
San Diego Gas & Electric Company 5.400%, 04/15/2035	105,000	107,216
Southern California Edison Company
3.650%, 02/01/2050	35,000	23,133
4.000%, 04/01/2047	70,000	50,273
4.650%, 10/01/2043	20,000	16,168
5.200%, 06/01/2034	47,000	45,583
5.450%, 03/01/2035	75,000	73,621
5.950%, 11/01/2032	20,000	20,524
Southern California Gas Company
5.600%, 04/01/2054	95,000	92,475
6.000%, 06/15/2055	175,000	178,246
The Brooklyn Union Gas Company 3.865%, 03/04/2029 (C)	55,000	53,509
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	30,000	30,523
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	24,124
5.000%, 04/01/2033	130,000	131,336
5.000%, 01/15/2034	135,000	135,163
5.050%, 08/15/2034	50,000	50,106
5.150%, 03/15/2035	85,000	85,260
5.350%, 01/15/2054	50,000	46,964
5.650%, 03/15/2055	20,000	19,698
Wisconsin Power and Light Company 5.375%, 03/30/2034	95,000	97,184
Xcel Energy, Inc.
4.600%, 06/01/2032	85,000	83,119
4.750%, 03/21/2028	110,000	111,068
5.600%, 04/15/2035	70,000	71,464
		6,317,092
TOTAL CORPORATE BONDS (Cost $46,760,072)		$47,131,911
MUNICIPAL BONDS – 1.4%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	143,725
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	120,000	118,152
County of Riverside (California) 3.070%, 02/15/2028	600,000	584,735
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	248,444
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	25,000	22,391
New York Transportation Development Corp. 4.248%, 09/01/2035	485,000	474,792

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	$675,000	$717,044
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	510,000
TOTAL MUNICIPAL BONDS (Cost $3,004,580)		$2,819,283
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.2%
Commercial and residential – 8.9%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 6.731%, 09/15/2034 (C)(E)	214,000	205,975
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	57,938	55,090
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	104,361	89,265
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	102,724	86,795
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	239,400	207,202
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	394,922	332,390
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	178,379	158,499
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter), 4.500%, 05/25/2067 (C)	438,646	433,331
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	108,848	105,376
BANK
Series 2017-BNK8, Class XA IO, 0.842%, 11/15/2050	3,604,949	48,951
Series 2019-BN18, Class XA IO, 1.026%, 05/15/2062	1,381,141	38,876
Series 2019-BN20, Class XA IO, 0.924%, 09/15/2062	2,164,679	63,298
Series 2019-BN22, Class XA IO, 0.694%, 11/15/2062	2,382,645	53,310
Series 2019-BN23, Class XA IO, 0.799%, 12/15/2052	1,893,079	48,009
Series 2019-BN24, Class XA IO, 0.750%, 11/15/2062	1,162,730	29,140
Series 2020-BN28, Class XA IO, 1.875%, 03/15/2063	2,505,244	182,666
Series 2023-BNK45, Class XA IO, 1.205%, 02/15/2056	989,242	54,724
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.610%, 02/15/2050	2,550,050	41,767
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	100,948
Series 2024-C24, Class XA IO, 1.864%, 02/15/2057	993,913	97,927
Series 2025-C32, Class XA IO, 1.356%, 02/15/2062	999,435	85,361
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.667%, 01/15/2051	849,265	9,190
Series 2018-B4, Class XA IO, 0.618%, 07/15/2051	1,989,051	21,100
Series 2018-B8, Class XA IO, 0.781%, 01/15/2052	4,376,282	74,340
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B10, Class XA IO, 1.382%, 03/15/2062	$2,617,774	$99,915
Series 2019-B12, Class XA IO, 1.203%, 08/15/2052	984,516	27,651
Series 2019-B15, Class A5, 2.928%, 12/15/2072	565,000	522,057
Series 2020-B18, Class XA IO, 1.923%, 07/15/2053	636,331	31,501
Series 2020-B22, Class XA IO, 1.615%, 01/15/2054	1,151,085	75,647
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	115,746	104,510
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class B (1 month CME Term SOFR + 2.340%) 6.652%, 08/15/2041 (C)(E)	220,000	220,688
BPR Trust
Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%), 7.544%, 08/15/2039 (C)(E)	275,000	275,047
Series 2024-PMDW, Class B, 5.850%, 11/05/2041 (C)(F)	100,000	101,507
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	53,730	50,221
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	36,265	35,155
BWAY Trust Series 2025-1535, Class B 7.710%, 05/05/2042 (C)(F)	295,000	306,097
BX Trust Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%) 7.351%, 03/15/2041 (C)(E)	39,000	39,000
Citigroup Commercial Mortgage Trust Series 2016-C3, Class C 4.141%, 11/15/2049 (F)	288,000	248,929
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	507,587	423,177
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	160,000	159,791
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	95,077
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(F)	100,000	92,243
Series 2024-CBM, Class B, 6.511%, 12/10/2041 (C)(F)	137,000	139,056
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	117,835	107,515
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	212,118	190,000
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	195,732	175,580
Series 2021-RPL4, Class A1, 4.118%, 12/27/2060 (C)(F)	114,694	114,232

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	$506,461	$460,614
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class XA IO, 0.420%, 06/15/2057	464,427	2
Series 2016-C6, Class A5, 3.090%, 01/15/2049	115,000	113,319
Series 2016-C6, Class XA IO, 2.015%, 01/15/2049	978,531	4,624
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.822%, 09/15/2053	481,189	20,572
DC Trust
Series 2024-HLTN, Class A, 5.933%, 04/13/2040 (C)(F)	90,000	90,964
Series 2024-HLTN, Class C, 7.286%, 04/13/2040 (C)(F)	45,000	44,966
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	66,521	58,759
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	75,069	62,680
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	225,964	195,833
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	148,592	126,991
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	186,648	161,813
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	126,610	117,287
Series 2022-HX1, Class A1, 2.885%, 12/27/2066 (C)(F)	347,420	324,122
GS Mortgage Securities Trust Series 2024-70P, Class B 5.887%, 03/10/2041 (C)(F)	295,000	295,432
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.774%, 05/10/2039 (C)(F)	130,000	131,086
Series 2024-T53, Class C, 7.324%, 05/10/2039 (C)(F)	100,000	101,167
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	145,418	123,270
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	480,520	459,520
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	115,000	112,351
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (C)	160,000	143,202
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1, 5.750%, 04/25/2061 (C)	110,417	110,392
Series 2021-GS3, Class A1, 5.750%, 07/25/2061 (C)	150,282	149,804
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Legacy Mortgage Asset Trust (continued)
Series 2021-GS4, Class A1 (4.650% to 8-25-25, then 5.650% thereafter), 4.650%, 11/25/2060 (C)	$73,329	$73,316
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	14,326	13,470
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	64,857	60,688
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	102,994	90,696
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A5 3.531%, 10/15/2048	139,184	138,730
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	540,186
Series 2017-H1, Class XA IO, 1.448%, 06/15/2050	607,944	9,707
Series 2021-230P, Class B (1 month CME Term SOFR + 1.563%), 5.875%, 12/15/2038 (C)(E)	150,000	139,527
Natixis Commercial Mortgage Securities Trust Series 2018-SOX, Class C 4.932%, 06/17/2038 (C)(F)	100,000	96,970
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	110,609	107,067
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	123,163	118,017
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	114,920	110,327
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 5.934%, 06/25/2057 (C)(E)	94,252	95,525
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	82,423	80,367
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 5.184%, 01/25/2048 (C)(E)	121,675	119,080
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	114,963	109,160
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	28,052	26,758
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	46,589	44,358
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	303,143	265,250
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 month CME Term SOFR + 1.692%) 6.004%, 02/15/2042 (C)(E)	385,000	381,631
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	206,480	177,342
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	470,001	384,541
Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (C)(F)	112,879	95,697

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBX Trust (continued)
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	$541,049	$484,072
Pretium Mortgage Credit Partners LLC
Series 2024-NPL5, Class A1 (5.963% to 9-25-27, then 8.963% to 9-25-28, then 9.963% thereafter), 5.963%, 09/25/2054 (C)	469,881	470,390
Series 2024-NPL7, Class A1 (5.925% to 10-25-27, then 8.925% to 10-25-28, then 9.925% thereafter), 5.925%, 10/25/2054 (C)	93,535	93,291
PRPM LLC
Series 2021-4, Class A1, 5.867%, 04/25/2026 (C)	187,949	188,126
Series 2024-6, Class A1 (5.699% to 11-25-27, then 8.699% to 11-25-28, then 9.699% thereafter), 5.699%, 11/25/2029 (C)	92,763	92,980
Series 2024-7, Class A1 (5.870% to 11-25-27, then 8.870% to 11-25-28, then 9.870% thereafter), 5.870%, 11/25/2029 (C)	205,514	205,454
Series 2025-3, Class A1 (6.255% to 5-1-28, then 9.255% to 5-1-29, then 10.255% thereafter), 6.255%, 05/25/2030 (C)	99,257	99,810
RFR Trust
Series 2025-SGRM, Class A, 5.562%, 03/11/2041 (C)(F)	353,094	359,799
Series 2025-SGRM, Class B, 5.863%, 03/11/2041 (C)(F)	335,000	340,534
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	570,000	532,010
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	293,740	243,082
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	121,721	113,883
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	41,131	38,516
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	294,821	261,063
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	547,534	476,729
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	76,045	67,487
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(F)	104,506	89,836
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	196,514	179,446
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	87,438	80,852
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	304,666	284,834
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	$69,485	$66,443
WBRK Mortgage Trust
Series 2025-WBRK, Class A, 5.867%, 03/05/2035 (C)(F)	145,000	149,776
Series 2025-WBRK, Class B, 6.278%, 03/05/2035 (C)(F)	315,000	321,970
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.041%, 05/15/2048 (F)	40,000	38,693
Series 2015-NXS3, Class XA IO, 0.983%, 09/15/2057	2,053,817	43
Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	115,000	114,455
		18,338,880
U.S. Government Agency – 3.3%
Federal Home Loan Mortgage Corp.
Series 2019-3, Class MV, 3.500%, 10/25/2058	103,989	97,265
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 7.705%, 10/25/2041 (C)(E)	205,000	210,524
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 7.955%, 11/25/2041 (C)(E)	194,000	200,353
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 7.205%, 04/25/2042 (C)(E)	168,000	173,040
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.655%, 05/25/2042 (C)(E)	235,000	244,194
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 8.805%, 06/25/2042 (C)(E)	285,000	302,913
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 8.005%, 09/25/2042 (C)(E)	200,000	210,688
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 8.305%, 07/25/2042 (C)(E)	180,000	189,956
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.855%, 08/25/2042 (C)(E)	70,000	73,238
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.805%, 05/25/2043 (C)(E)	445,000	470,010
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.655%, 06/25/2043 (C)(E)	460,000	479,094
Series 3883, Class PB, 3.000%, 05/15/2041	39,306	37,810
Series 5055, Class DG, 1.500%, 12/25/2050	349,681	279,979
Series 5170, Class DP, 2.000%, 07/25/2050	332,566	292,079
Series K064, Class X1 IO, 0.725%, 03/25/2027	2,030,247	16,936
Series K068, Class A2, 3.244%, 08/25/2027	545,000	535,595
Series K104, Class X1 IO, 1.230%, 01/25/2030	1,262,612	52,683

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K111, Class X1 IO, 1.676%, 05/25/2030	$543,727	$33,997
Series K114, Class X1 IO, 1.208%, 06/25/2030	1,588,467	73,089
Series K121, Class X1 IO, 1.113%, 10/25/2030	833,111	35,366
Series K122, Class X1 IO, 0.962%, 11/25/2030	470,844	17,834
Series K124, Class X1 IO, 0.806%, 12/25/2030	1,895,912	61,441
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	40,107	37,650
Series 2012-21, Class PQ, 2.000%, 09/25/2041	21,926	20,734
Series 2012-52, Class PA, 3.500%, 05/25/2042	36,534	35,290
Series 2015-48, Class QB, 3.000%, 02/25/2043	34,196	33,487
Series 2016-11, Class GA, 2.500%, 03/25/2046	61,323	57,188
Series 2016-38, Class NA, 3.000%, 01/25/2046	32,575	30,410
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	233,468
Series 2017-26, Class CG, 3.500%, 07/25/2044	23,402	23,178
Series 2017-34, Class JK, 3.000%, 05/25/2047	19,025	18,593
Series 2017-35, Class AH, 3.500%, 04/25/2053	28,276	28,038
Series 2017-49, Class JA, 4.000%, 07/25/2053	33,558	33,346
Series 2017-84, Class KA, 3.500%, 04/25/2053	41,368	40,879
Series 2018-23, Class LA, 3.500%, 04/25/2048	96,566	91,986
Series 2018-70, Class HA, 3.500%, 10/25/2056	59,131	57,941
Series 2019-12, Class HA, 3.500%, 11/25/2057	113,227	109,366
Series 2019-14, Class CA, 3.500%, 04/25/2049	106,109	102,238
Series 2019-45, Class PT, 3.000%, 08/25/2049	100,334	91,256
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 7.405%, 10/25/2041 (C)(E)	80,000	81,939
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	618,696
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 7.455%, 12/25/2041 (C)(E)	188,000	192,993
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.805%, 01/25/2042 (C)(E)	395,000	412,196
Series 2023-R03, Class 2B1 (30 day Average SOFR + 6.350%), 10.655%, 04/25/2043 (C)(E)	170,000	190,455
Series 2024-R02, Class 1M2 (30 day Average SOFR + 1.800%), 6.105%, 02/25/2044 (C)(E)	88,000	88,741
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 415, Class A3, 3.000%, 11/25/2042	$81,085	$74,546
Government National Mortgage Association
Series 2006-38, Class XS IO, 2.824%, 09/16/2035	5,653	32
Series 2013-37, Class LG, 2.000%, 01/20/2042	29,178	28,412
		6,821,142
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,685,124)		$25,160,022
ASSET-BACKED SECURITIES – 7.7%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	50,772	49,307
Affirm Asset Securitization Trust Series 2024-X2, Class B 5.330%, 12/17/2029 (C)	120,000	120,130
Affirm Master Trust Series 2025-2A, Class A 4.670%, 07/15/2033 (C)	260,000	260,865
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	267,508
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	102,403
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 6.469%, 03/13/2037 (C)(E)	395,000	396,723
Benefit Street Partners Clo Xxxi Ltd. Series 2023-31A, Class BR (3 month CME Term SOFR + 1.750%) 6.032%, 04/25/2038 (C)(E)	270,000	270,788
Blue Owl Asset Leasing Trust Series 2024-1A, Class B 5.410%, 03/15/2030 (C)	100,000	101,000
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	104,128	103,013
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	125,976	116,442
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,644	100,900
Commercial Equipment Finance LLC Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	123,501	124,700
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	350,575	349,463
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	160,051
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	598,087	558,039
Elmwood CLO 23, Ltd. Series 2023-2A, Class BR (3 month CME Term SOFR + 1.750%) 6.079%, 04/16/2036 (C)(E)	250,000	250,502

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	$137,248	$136,343
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	561,581	558,849
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.890%, 04/16/2029 (C)	175,000	175,650
Series 2025-1A, Class B 4.980%, 07/16/2029 (C)	285,000	286,967
GLS Auto Select Receivables Trust Series 2025-3A, Class B 4.820%, 09/15/2031 (C)	433,000	432,885
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 7.082%, 07/25/2036 (C)(E)	250,000	250,611
Hertz Vehicle Financing III LLC Series 2025-2A, Class A 5.130%, 09/25/2031 (C)	145,000	145,421
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 6.068%, 02/19/2037 (C)(E)	335,000	333,842
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	114,514	102,457
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	167,286	148,136
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	213,004	217,671
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	310,000	291,861
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	23,142	22,909
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.900%, 05/15/2031 (C)	100,000	100,552
Series 2025-1A, Class B 5.040%, 05/15/2031 (C)	100,000	101,275
PRET LLC Series 2025-NPL6, Class A1 (5.744% to 6-25-28, then 8.744% to 6-25-29, then 11.744% thereafter) 5.744%, 06/25/2055 (C)	510,000	510,035
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	387,116	375,359
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	129,254	126,120
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	99,792	99,685
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	621,449	619,944
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	162,142	162,840
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (C)	300,000	284,247
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	391,614
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
RR 23, Ltd.
Series 2022-23A, Class A2R (3 month CME Term SOFR + 2.650%) 6.906%, 10/15/2035 (C)(E)	$520,000	$520,000
Series 2022-23A, Class A2R2 (3 month CME Term SOFR + 1.650%) 5.946%, 07/15/2037 (C)(E)	520,000	520,000
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	65,829
Santander Drive Auto Receivables Trust Series 2023-1, Class B 4.980%, 02/15/2028	45,090	45,112
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.110%, 11/21/2033 (C)	170,000	173,413
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.038%, 07/25/2031 (C)	64,343	64,807
Series 2025-B, Class B 4.925%, 12/29/2032 (C)	215,000	215,497
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	117,681
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 5.613%, 04/25/2034 (C)(E)	655,000	656,441
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	226,849
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	121,988
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	152,812
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	798,703
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class BR (3 month CME Term SOFR + 1.650%) 5.925%, 07/20/2038 (C)(E)	300,000	300,000
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.220%, 06/15/2028 (C)	68,962	69,057
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	258,284
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 5.648%, 04/15/2034 (C)(E)	655,000	655,446
VOLT CII LLC Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter) 4.868%, 08/25/2051 (C)	272,370	271,951
VOLT CIII LLC Series 2021-CF1, Class A1 (4.992% to 8-25-25, then 5.992% thereafter) 4.992%, 08/25/2051 (C)	146,602	146,605
VOLT XCIV LLC Series 2021-NPL3, Class A1 6.240%, 02/27/2051 (C)	20,325	20,316

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	$217,325	$212,010
Series 2021-1A, Class A2II 2.775%, 06/15/2051 (C)	633,596	560,218
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	186,703
Series 2024-1A, Class A2 5.858%, 12/05/2054 (C)	110,000	112,048
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (C)	290,000	296,052
TOTAL ASSET-BACKED SECURITIES (Cost $15,745,770)		$15,974,929
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 0.3%
John Hancock Collateral Trust, 4.2596% (G)(H)	66,105	661,212
Repurchase agreement – 2.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-25 at 4.400% to be repurchased at $5,500,672 on 7-1-25, collateralized by $5,794,800 U.S. Treasury Bonds, 4.625% due 5-15-54 (valued at $5,610,069)	$5,500,000	5,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,161,213)		$6,161,212
Total Investments (Investment Quality Bond Trust) (Cost $251,420,282) – 114.9%		$237,942,695
Other assets and liabilities, net – (14.9%)		(30,825,145)
TOTAL NET ASSETS – 100.0%		$207,117,550
Investment Quality Bond Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,343,757 or 25.8% of the fund's net assets as of 6-30-25.
(D)	All or a portion of this security is on loan as of 6-30-25.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	55	Long	Sep 2025	$4,115,551	$4,149,018	$33,467
10-Year Canada Government Bond Futures	78	Long	Sep 2025	6,944,726	6,988,067	43,341
2-Year U.S. Treasury Note Futures	36	Long	Sep 2025	7,484,749	7,488,844	4,095
5-Year U.S. Treasury Note Futures	170	Long	Sep 2025	18,300,869	18,530,006	229,137
10-Year U.S. Treasury Note Futures	76	Short	Sep 2025	(8,402,642)	(8,521,500)	(118,858)
Euro-BTP Italian Government Bond Futures	20	Short	Sep 2025	(2,846,221)	(2,850,641)	(4,420)
Euro-Buxl Futures	8	Short	Sep 2025	(1,141,567)	(1,118,959)	22,608
Euro-OAT Futures	27	Short	Sep 2025	(3,968,574)	(3,938,690)	29,884
German Euro BUND Futures	3	Short	Sep 2025	(462,005)	(459,931)	2,074
U.S. Treasury Long Bond Futures	33	Short	Sep 2025	(3,674,553)	(3,810,469)	(135,916)
Ultra 10-Year U.S. Treasury Note Futures	76	Short	Sep 2025	(8,528,486)	(8,684,188)	(155,702)
Ultra U.S. Treasury Bond Futures	11	Short	Sep 2025	(1,249,772)	(1,310,375)	(60,603)
						$(110,893)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	424,000	USD	74,340	GSI	9/17/2025	$2,223	—
USD	74,456	BRL	424,000	SSB	9/17/2025	—	$(2,108)
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,741,099	EUR	2,384,000	DB	9/17/2025	—	$(81,418)
						$2,223	$(83,526)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(5,469)	$366,755	$361,286
Centrally cleared	3,940,000	USD	Fixed 4.160%	USD Compounded SOFR	Annual	Annual	Mar 2045	(7,767)	(96,408)	(104,175)
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,288)	546,413	539,125
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,137	65,267	69,404
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	621	184,089	184,710
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,784)	46,745	42,961
								$(19,550)	$1,112,861	$1,093,311
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 29.4%
U.S. Treasury Bill 4.296%, 08/05/2025	$32,000,000	$31,868,711
U.S. Treasury Note
4.199%, 12/31/2025	20,000,000	20,001,643
4.230%, 10/31/2025	40,000,000	40,096,192
4.296%, 01/31/2026	30,000,000	29,717,041
4.430%, (3 month USBMMY + 0.170%), 10/31/2025 (A)	263,369,600	263,405,373
4.431%, (3 month USBMMY + 0.245%), 01/31/2026 (A)	37,349,600	37,374,405
4.447%, (3 month USBMMY + 0.125%), 07/31/2025 (A)	267,429,200	267,424,580
4.453%, (3 month USBMMY + 0.150%), 04/30/2026 (A)	18,607,400	18,607,046
TOTAL U.S. GOVERNMENT (Cost $708,494,991)		$708,494,991
U.S. GOVERNMENT AGENCY – 54.2%
Federal Agricultural Mortgage Corp.
4.157%, 07/01/2025	31,000,000	31,000,000
4.179%, 03/23/2026	3,541,000	3,436,737
4.194%, 07/15/2025	9,000,000	8,985,545
4.218%, 02/12/2026	11,411,000	11,411,000
4.231%, 09/08/2025	19,359,000	19,205,386
4.238%, 01/23/2026	16,000,000	16,000,000
4.238%, 02/02/2026	45,000,000	45,000,000
4.265%, 01/22/2026	8,117,000	8,117,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
4.288%, 12/12/2025	$15,212,000	$15,212,000
4.295%, 01/23/2026	6,095,000	6,095,000
4.346%, 02/13/2026	23,000,000	23,000,000
4.386%, 02/18/2026	12,000,000	12,000,000
4.436%, 01/21/2026	20,000,000	20,000,000
4.461%, (Overnight SOFR + 0.010%), 10/02/2025 (A)	19,872,000	19,872,000
4.471%, (Overnight SOFR + 0.020%), 11/07/2025 (A)	29,997,000	29,997,000
4.471%, (Overnight SOFR + 0.020%), 12/08/2025 (A)	50,000,000	50,000,000
4.486%, (Overnight SOFR + 0.035%), 02/11/2026 (A)	19,418,000	19,418,000
4.492%, (Overnight SOFR + 0.040%), 03/27/2026 (A)	13,049,000	13,049,000
4.492%, (Overnight SOFR + 0.040%), 02/09/2026 (A)	10,500,000	10,500,000
4.512%, (Overnight SOFR + 0.060%), 07/24/2025 (A)	15,512,000	15,512,000
4.512%, (Overnight SOFR + 0.060%), 01/16/2026 (A)	5,000,000	5,000,000
4.517%, (Overnight SOFR + 0.065%), 06/02/2026 (A)	10,000,000	10,000,000

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
4.573%, (Overnight SOFR + 0.120%), 03/13/2026 (A)	$15,642,000	$15,642,000
4.593%, (Overnight SOFR + 0.140%), 10/15/2026 (A)	10,000,000	10,000,000
4.613%, (Overnight SOFR + 0.160%), 08/28/2026 (A)	20,000,000	20,000,000
4.613%, (Overnight SOFR + 0.160%), 11/02/2026 (A)	2,500,000	2,500,000
4.629%, (Overnight SOFR + 0.180%), 12/22/2025 (A)	2,502,000	2,502,052
4.654%, (Overnight SOFR + 0.200%), 12/18/2025 (A)	12,727,000	12,727,000
Federal Farm Credit Bank
3.864%, 04/09/2026	6,000,000	6,000,000
4.088%, 10/02/2025	10,000,000	9,896,925
4.202%, 08/01/2025	6,118,000	6,096,242
4.220%, 10/27/2025	1,798,000	1,779,460
4.221%, 04/02/2026	2,657,000	2,575,104
4.225%, 09/16/2025	726,000	720,414
4.229%, 03/13/2026	2,838,000	2,842,518
4.247%, 02/03/2026	9,461,000	9,456,163
4.300%, 07/03/2025	9,708,000	9,705,713
4.303%, 01/09/2026	8,112,000	8,105,974
4.318%, 01/16/2026	12,000,000	11,997,935
4.324%, 11/24/2025	2,689,000	2,649,593
4.329%, 05/28/2026	21,415,000	21,410,110
4.339%, 12/09/2025	3,779,000	3,777,350
4.364%, 07/08/2025	4,626,000	4,626,665
4.379%, 10/10/2025	1,437,000	1,439,879
4.512%, (Overnight SOFR + 0.060%), 08/26/2025 (A)	12,446,000	12,446,000
Federal Home Loan Bank
4.035%, 12/22/2025	1,500,000	1,480,087
4.080%, 09/26/2025	18,603,000	18,423,845
4.141%, 06/10/2026	3,645,000	3,644,110
4.156%, 02/24/2026	2,800,000	2,738,150
4.206%, 03/24/2026	1,400,000	1,391,733
4.211%, 07/08/2025	73,358,000	73,298,804
4.212%, 07/09/2025	98,620,000	98,529,050
4.212%, 10/02/2025	3,258,000	3,223,408
4.214%, 07/30/2025	18,890,000	18,826,971
4.221%, 07/07/2025	19,867,000	19,853,226
4.222%, 11/05/2025	14,000,000	13,993,719
4.236%, 07/18/2025	24,667,000	24,618,427
4.245%, 07/16/2025	1,836,000	1,832,802
4.249%, 02/26/2026	7,565,000	7,397,445
4.249%, 01/23/2026	1,700,000	1,699,151
4.250%, 01/27/2026	1,510,000	1,510,297
4.263%, 07/10/2025	39,000,000	38,959,050
4.267%, 01/21/2026	2,420,000	2,418,580
4.267%, 08/08/2025	7,435,000	7,402,117
4.273%, 07/30/2025	40,000,000	39,864,667
4.275%, 10/29/2025	1,110,000	1,106,088
4.283%, 12/30/2025	1,965,000	1,931,809
4.308%, 01/16/2026	10,000,000	9,999,852
4.312%, 10/16/2025	12,000,000	11,850,200
4.322%, 09/15/2025	9,249,000	9,166,504
4.324%, 04/10/2026	18,000,000	18,000,000
4.343%, 05/22/2026	12,650,000	12,650,000
4.346%, 08/20/2025	1,005,000	1,003,126
4.350%, (Overnight SOFR - 0.010%), 09/30/2025 (A)	17,725,000	17,725,000
4.374%, 04/20/2026	11,920,000	11,920,000
4.376%, 03/06/2026	13,000,000	13,000,000
4.388%, 07/10/2026	1,535,000	1,535,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
4.389%, 08/05/2025	$4,970,000	$4,970,019
4.411%, 01/30/2026	19,360,000	19,360,000
4.413%, 09/05/2025	2,355,000	2,348,948
4.446%, (Overnight SOFR - 0.005%), 09/08/2025 (A)	40,745,000	40,745,000
4.450%, 02/09/2026	4,040,000	4,039,655
4.461%, (Overnight SOFR + 0.010%), 02/17/2026 (A)	19,110,000	19,110,000
4.461%, (Overnight SOFR + 0.010%), 02/25/2026 (A)	13,800,000	13,800,000
4.476%, 02/09/2026	35,000,000	35,000,000
4.590%, (Overnight SOFR + 0.140%), 07/16/2026 (A)	5,000,000	5,000,161
4.601%, (Overnight SOFR + 0.170%), 08/26/2026 (A)	565,000	565,139
4.644%, (Overnight SOFR + 0.190%), 10/29/2026 (A)	20,000,000	20,000,000
Federal Home Loan Mortgage Corp.
4.032%, 12/01/2025	1,500,000	1,478,892
4.216%, 10/22/2025	1,676,000	1,657,724
4.216%, 10/27/2025	2,877,000	2,844,264
4.227%, 12/23/2025	2,138,000	2,102,547
4.297%, 07/28/2025	32,000,000	31,898,600
4.304%, 10/15/2025	1,128,000	1,116,000
4.333%, 09/30/2025	1,500,000	1,485,803
4.355%, 08/28/2025	1,750,000	1,749,121
Federal National Mortgage Association
4.212%, 10/20/2025	1,923,000	1,902,017
4.225%, 07/16/2025	3,412,000	3,406,086
4.248%, 10/29/2025	6,880,000	6,798,577
4.304%, 08/25/2025	8,165,000	8,116,959
4.322%, 10/28/2025	1,694,000	1,673,614
4.346%, 08/14/2025	750,000	746,671
4.357%, 08/26/2025	750,000	745,707
Tennessee Valley Authority 4.249%, 07/02/2025	11,713,000	11,711,637
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,307,074,124)		$1,307,074,124
REPURCHASE AGREEMENT – 17.4%
Barclays Tri-Party Repurchase Agreement dated 6-30-25 at 4.390% to be repurchased at $120,014,633 on 7-1-25, collateralized by $36,662,100 U.S. Treasury Bonds, 2.000% - 4.625% due 11-15-44 to 2-15-50 (valued at $35,544,803) and $93,700,000 U.S. Treasury Notes, 1.125% - 3.875% due 2-15-31 to 8-15-33 (valued at $86,870,146)	120,000,000	120,000,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-25 at 4.370% to be repurchased at $113,013,717 on 7-1-25, collateralized by $99,812,800 U.S. Treasury Bonds, 3.000% due 8-15-52 (valued at $72,417,964) and $54,932,541 U.S. Treasury Inflation Indexed Bonds, 0.750% - 2.375% due 1-15-27 to 2-15-42 (valued at $42,856,096)	113,000,000	113,000,000

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENT (continued)
Repurchase Agreement with State Street Corp. dated 6-30-25 at 1.630% to be repurchased at $838,038 on 7-1-25, collateralized by $850,900 U.S. Treasury Notes, 2.625% - 4.375% due 5-31-27 to 5-15-34 (valued at $854,876)	838,000	838,000
Repurchase Agreement with State Street Corp. dated 6-30-25 at 4.380% to be repurchased at $186,022,630 on 7-1-25, collateralized by $188,953,300 U.S. Treasury Notes, 3.750% - 4.125% due 6-30-27 to 10-31-27 (valued at $189,720,198)	186,000,000	186,000,000
TOTAL REPURCHASE AGREEMENT (Cost $419,838,000)		$419,838,000
Total Investments (Money Market Trust) (Cost $2,435,407,115) – 101.0%		$2,435,407,115
Other assets and liabilities, net – (1.0%)		(25,085,885)
TOTAL NET ASSETS – 100.0%		$2,410,321,230
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.2%
U.S. Government - 7.1%
U.S. Treasury Bonds
4.250%, 02/15/2054 (A)	$975,000	$889,383
4.625%, 02/15/2055	870,000	846,891
4.750%, 11/15/2053 (A)	1,540,000	1,526,044
4.750%, 05/15/2055	136,300	135,533
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2052	933,339	497,902
0.750%, 02/15/2042 (A)	2,981,055	2,314,223
2.125%, 02/15/2054	1,954,431	1,787,333
2.375%, 02/15/2055	1,865,314	1,802,329
U.S. Treasury Notes 4.250%, 05/15/2035	214,300	214,635
		10,014,273
U.S. Government Agency - 32.1%
Federal Home Loan Mortgage Corp. 5.500%, 11/01/2054	224,999	224,998
Federal National Mortgage Association
2.000%, TBA (B)	525,000	415,406
2.500%, TBA (B)	275,000	227,981
4.500%, TBA (B)	871,000	832,826
5.000%, TBA (B)	13,854,000	13,575,834
5.500%, TBA (B)	18,196,000	18,188,902
6.000%, TBA (B)	8,102,000	8,232,710
6.000%, 07/01/2038 to 09/01/2038	275,747	284,329
6.500%, TBA (B)	275,000	283,852
Government National Mortgage Association
4.000%, 11/20/2052 to 05/20/2053	1,124,252	1,049,268
4.500%, 11/20/2052	565,548	546,189
5.500%, TBA (B)	180,000	180,179
6.000%, TBA (B)	600,000	608,401
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
6.000%, 04/20/2055		$746,057	$757,098
			45,407,973
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $55,097,448)			$55,422,246
FOREIGN GOVERNMENT OBLIGATIONS - 41.8%
Argentina - 0.2%
Republic of Argentina
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		220,000	147,998
29.500%, 05/30/2030	ARS	99,594,000	90,333
			238,331
Australia - 4.4%
Commonwealth of Australia 1.750%, 06/21/2051	AUD	5,105,000	1,822,386
Commonwealth of Australia, Inflation-Linked Bond
0.297%, 11/21/2032		1,400,000	976,723
1.244%, 02/21/2050		3,630,000	2,069,665
3.682%, 09/20/2030		1,350,000	1,376,557
			6,245,331
Brazil - 6.9%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	2,341,000	1,804,315
10.000%, 01/01/2027		1,230,000	214,789
10.000%, 01/01/2029		36,937,000	6,237,894
10.000%, 01/01/2031		4,168,000	673,042
10.000%, 01/01/2033		482,000	75,411
10.000%, 01/01/2035		3,910,000	593,386
13.018%, 01/01/2028 (C)		1,146,000	154,544
			9,753,381
Bulgaria - 0.1%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	168,000	117,631
4.250%, 09/05/2044		83,000	99,102
			216,733
Chile - 0.1%
Republic of Chile
2.000%, 03/01/2035	CLP	117,801,210	120,365
4.700%, 09/01/2030 (D)		55,000,000	58,074
6.000%, 01/01/2043		15,000,000	17,246
7.000%, 05/01/2034 (D)		10,000,000	11,887
			207,572
Colombia - 3.6%
Republic of Colombia
3.750%, 02/25/2037	COP	6,876,041,634	1,314,077
4.125%, 02/22/2042		$1,485,000	937,439
4.750%, 04/04/2035	COP	6,364,308,852	1,369,933
5.000%, 03/20/2041		2,280,249,906	474,532
6.250%, 07/09/2036		499,700,000	78,927
7.000%, 03/26/2031		104,300,000	20,611
7.000%, 06/30/2032		495,200,000	92,900
7.250%, 10/18/2034		492,700,000	87,913
7.750%, 09/18/2030		528,900,000	111,809
9.250%, 05/28/2042		1,189,800,000	223,053
11.500%, 07/25/2046		1,629,100,000	360,831
13.250%, 02/09/2033		188,300,000	48,242
			5,120,267

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic - 0.6%
Czech Republic
0.050%, 11/29/2029	CZK	1,020,000	$41,454
1.200%, 03/13/2031		3,810,000	157,326
1.750%, 06/23/2032		1,470,000	60,888
1.750%, 06/23/2032		1,870,000	77,456
1.950%, 07/30/2037		460,000	16,907
2.000%, 10/13/2033		1,550,000	63,170
3.000%, 03/03/2033		1,600,000	70,978
3.500%, 05/30/2035		5,120,000	230,008
4.500%, 11/11/2032		1,970,000	96,644
4.900%, 04/14/2034		1,290,000	64,830
			879,661
Ghana - 0.1%
Republic of Ghana
3.107%, 07/03/2026 (C)(D)		$6,000	5,815
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2029 (D)		60,500	56,639
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2035 (D)		87,000	67,577
			130,031
Hungary - 0.7%
Republic of Hungary
1.625%, 04/28/2032	EUR	520,000	533,396
2.250%, 06/22/2034	HUF	34,120,000	69,807
3.000%, 10/27/2038		14,360,000	27,570
6.750%, 09/23/2055 (D)		$200,000	201,520
7.000%, 10/24/2035	HUF	41,890,000	123,177
			955,470
Iceland - 1.9%
Republic of Iceland
4.500%, 02/17/2042	ISK	24,335,000	153,975
5.000%, 11/15/2028		226,700,000	1,739,758
6.500%, 02/15/2038		97,335,000	768,593
			2,662,326
India - 0.2%
Republic of India
6.790%, 10/07/2034	INR	8,130,000	97,432
6.790%, 12/02/2034		1,090,000	13,011
7.300%, 06/19/2053		10,520,000	126,349
			236,792
Indonesia - 1.0%
Republic of Indonesia
6.375%, 08/15/2028	IDR	1,048,000,000	64,787
6.500%, 07/15/2030		310,000,000	19,224
6.500%, 02/15/2031		742,000,000	45,666
6.625%, 05/15/2033		926,000,000	55,778
6.625%, 02/15/2034		2,401,000,000	147,410
6.750%, 07/15/2035		1,741,000,000	107,978
6.875%, 04/15/2029		1,179,000,000	74,082
7.000%, 05/15/2027		1,364,000,000	84,962
7.000%, 02/15/2033		3,333,000,000	209,704
7.125%, 06/15/2038		4,320,000,000	271,081
7.125%, 06/15/2042		271,000,000	16,871
7.125%, 06/15/2043		325,000,000	20,231
7.500%, 08/15/2032		1,925,000,000	124,270
7.500%, 06/15/2035		250,000,000	16,257
7.500%, 05/15/2038		186,000,000	12,004
8.250%, 05/15/2036		1,865,000,000	127,578
8.375%, 03/15/2034		104,000,000	7,109
			1,404,992
Japan - 0.4%
Government of Japan 2.400%, 03/20/2055	JPY	95,900,000	611,841
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kazakhstan - 0.2%
Republic of Kazakhstan 5.500%, 07/01/2037 (D)		$270,000	$271,627
Malaysia - 0.8%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,118,000	255,008
3.582%, 07/15/2032		314,000	75,355
3.757%, 05/22/2040		270,000	64,295
3.828%, 07/05/2034		560,000	135,999
3.885%, 08/15/2029		820,000	199,175
4.254%, 05/31/2035		714,000	179,625
4.457%, 03/31/2053		108,000	27,472
4.642%, 11/07/2033		269,000	69,071
4.696%, 10/15/2042		139,000	36,800
4.893%, 06/08/2038		450,000	119,542
			1,162,342
Mexico - 1.0%
Government of Mexico
5.625%, 03/19/2114	GBP	210,000	198,276
7.500%, 05/26/2033	MXN	2,532,300	123,174
7.750%, 11/23/2034		904,500	43,942
7.750%, 11/13/2042		3,827,400	168,955
8.000%, 05/24/2035		1,309,200	63,954
8.000%, 11/07/2047		1,039,900	45,954
8.000%, 07/31/2053		9,234,300	404,273
8.500%, 03/01/2029		3,315,800	176,206
8.500%, 05/31/2029		568,900	30,215
8.500%, 11/18/2038		2,305,500	112,872
10.000%, 11/20/2036		217,100	12,139
			1,379,960
New Zealand - 5.5%
Government of New Zealand
1.750%, 05/15/2041	NZD	1,468,000	582,234
2.750%, 05/15/2051		1,475,000	591,989
Government of New Zealand, Inflation-Linked Bond
3.279%, 09/20/2040		2,860,000	2,112,674
3.313%, 09/20/2035		4,220,000	3,338,964
4.038%, 09/20/2030		1,280,000	1,100,090
			7,725,951
Norway - 9.1%
Kingdom of Norway
1.250%, 09/17/2031 (D)	NOK	42,940,000	3,683,311
1.375%, 08/19/2030 (D)		37,180,000	3,300,115
1.750%, 09/06/2029 (D)		18,155,000	1,673,895
3.000%, 08/15/2033 (D)		15,870,000	1,488,832
3.625%, 04/13/2034 (D)		27,905,000	2,732,508
			12,878,661
Peru - 0.3%
Republic of Peru
5.400%, 08/12/2034	PEN	114,000	30,321
6.150%, 08/12/2032		78,000	22,719
6.850%, 08/12/2035 (D)		618,000	179,396
6.900%, 08/12/2037		25,000	7,161
6.950%, 08/12/2031		150,000	45,924
7.600%, 08/12/2039 (D)		409,000	122,658
			408,179
Poland - 0.6%
Republic of Poland
1.750%, 04/25/2032	PLN	614,000	137,398
2.500%, 07/25/2027		131,000	34,910
3.750%, 05/25/2027		224,000	61,321
4.750%, 07/25/2029		1,010,000	280,012
5.000%, 10/25/2034		795,000	213,887

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland (continued)
Republic of Poland (continued)
5.750%, 04/25/2029	PLN	284,000	$81,617
6.000%, 10/25/2033		384,000	111,053
			920,198
Romania - 0.3%
Republic of Romania
4.750%, 10/11/2034	RON	130,000	24,828
4.850%, 07/25/2029		335,000	70,928
5.000%, 02/12/2029		95,000	20,409
6.700%, 02/25/2032		145,000	32,382
6.750%, 04/25/2035		315,000	69,514
8.000%, 04/29/2030		150,000	35,627
8.250%, 09/29/2032		340,000	82,307
8.750%, 10/30/2028		415,000	100,216
			436,211
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	96,767
South Africa - 0.9%
Republic of South Africa
6.250%, 03/31/2036	ZAR	3,691,000	155,608
7.000%, 02/28/2031		4,785,000	248,899
7.000%, 02/28/2031		1,345,000	69,962
8.000%, 01/31/2030		234,000	13,001
8.250%, 03/31/2032		4,040,000	217,785
8.500%, 01/31/2037		669,000	32,869
8.750%, 01/31/2044		2,718,000	124,997
8.750%, 02/28/2048		1,746,000	79,262
8.875%, 02/28/2035		1,937,000	102,310
9.000%, 01/31/2040		4,272,000	208,733
11.625%, 03/31/2053		627,000	36,995
			1,290,421
Thailand - 0.6%
Kingdom of Thailand
1.585%, 12/17/2035	THB	3,611,000	110,855
1.600%, 06/17/2035		917,000	28,107
2.000%, 12/17/2031		4,996,000	158,359
2.000%, 06/17/2042		315,000	9,685
2.800%, 06/17/2034		1,260,000	42,535
2.875%, 12/17/2028		3,746,000	120,854
2.875%, 06/17/2046		775,000	26,466
3.350%, 06/17/2033		7,153,000	248,679
3.450%, 06/17/2043		3,416,000	126,354
			871,894
Turkey - 0.2%
Republic of Turkey
26.200%, 10/05/2033	TRY	6,355,840	147,332
27.700%, 09/27/2034		3,303,000	79,284
			226,616
United Kingdom - 2.0%
United Kingdom of Great Britain
0.125%, 03/22/2051	GBP	1,107,051	910,252
0.250%, 03/22/2052		913,380	769,498
0.500%, 03/22/2050		631,023	591,578
1.250%, 11/22/2054		456,565	501,478
			2,772,806
Uruguay - 0.0%
Republic of Uruguay 9.750%, 07/20/2033	UYU	2,502,000	65,870
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $59,430,650)			$59,170,231
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 11.7%
Bermuda - 0.1%
Ooredoo International Finance, Ltd. 4.500%, 01/31/2043	$200,000	$176,132
Canada - 1.1%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (D)	93,000	93,021
Bausch Health Companies, Inc. 4.875%, 06/01/2028 (D)	35,000	29,524
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	90,000	86,125
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	126,000	126,790
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	154,000	153,569
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	55,000	61,235
Garda World Security Corp. 6.000%, 06/01/2029 (D)	15,000	14,641
goeasy, Ltd.
6.875%, 05/15/2030 (D)	5,000	5,027
7.375%, 10/01/2030 (D)	35,000	35,763
7.625%, 07/01/2029 (D)	2,000	2,062
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (D)	37,000	36,216
Mercer International, Inc. 5.125%, 02/01/2029	80,000	65,256
Ontario Gaming GTA LP 8.000%, 08/01/2030 (D)	70,000	70,233
Royal Bank of Canada 6.750%, (6.750% to 8-24-30, then 5 Year CMT + 2.815%), 08/24/2085	200,000	200,148
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055 (D)	38,000	39,450
TELUS Corp. 7.000%, (7.000% to 10-15-35, then 5 Year CMT + 2.709%), 10/15/2055	97,000	97,649
TransCanada PipeLines, Ltd. 7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065	228,000	227,796
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082	144,000	139,876
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076	41,000	41,065
		1,525,446
Cayman Islands - 0.0%
Azorra Finance, Ltd. 7.250%, 01/15/2031 (D)	22,000	22,460

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Cayman Islands (continued)
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)		$7,000	$7,289
			29,749
Chile - 0.1%
AES Andes SA 6.300%, 03/15/2029		200,000	205,521
China - 0.1%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (E)		260,000	23,400
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (E)		290,000	21,190
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (E)		200,000	14,212
7.375%, 01/13/2026 (E)		200,000	14,298
			73,100
Estonia - 0.2%
Luminor Holding AS 7.375%, (7.375% to 8-12-31, then 5 Year EURIBOR ICE Swap Rate + 5.264%), 02/12/2031 (F)	EUR	200,000	241,988
France - 0.7%
Bertrand Franchise Finance SAS 6.500%, 07/18/2030		110,000	131,251
BNP Paribas SA 7.450%, (7.450% to 6-27-35, then 5 Year CMT + 3.134%), 06/27/2035 (D)(F)		$200,000	201,200
Societe Generale SA 5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (F)		200,000	182,956
Valeo SE 1.000%, 08/03/2028	EUR	500,000	543,250
			1,058,657
Germany - 0.2%
Deutsche Bank AG 4.500%, (4.500% to 4-30-27, then 5 Year EURIBOR ICE Swap Rate + 4.552%), 11/30/2026 (F)		200,000	229,408
Greece - 0.3%
Eurobank SA 4.000%, (4.000% to 2-7-35, then 1 Year EURIBOR ICE Swap Rate + 1.700%), 02/07/2036		100,000	115,482
Piraeus Financial Holdings SA 8.750%, (8.750% to 12-16-26, then 5 Year Euro Swap Rate + 9.195%), 06/16/2026 (F)		200,000	244,384
			359,866
Hungary - 0.1%
OTP Bank NYRT 4.250%, (4.250% to 10-16-29, then 3 month EURIBOR + 1.950%), 10/16/2030		100,000	120,042
Ireland - 0.1%
Adient Global Holdings, Ltd. 7.500%, 02/15/2033 (D)		$11,000	11,249
Cimpress PLC 7.375%, 09/15/2032 (D)		150,000	143,175
TrueNoord Capital DAC 8.750%, 03/01/2030 (D)		30,000	31,151
			185,575
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Italy - 0.2%
Intesa Sanpaolo SpA 7.800%, 11/28/2053 (D)		$200,000	$233,921
Japan - 0.1%
Nissan Motor Company, Ltd. 4.810%, 09/17/2030 (D)		200,000	183,484
Luxembourg - 0.5%
FS Luxembourg Sarl 8.625%, 06/25/2033 (D)		200,000	197,250
Raizen Fuels Finance SA
6.250%, 07/08/2032 (D)		270,000	267,975
6.950%, 03/05/2054 (D)		200,000	185,546
			650,771
Malta - 0.0%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (D)(G)		32,000	29,999
9.500%, 06/01/2028 (D)		20,000	20,556
			50,555
Mexico - 0.4%
Orbia Advance Corp. SAB de CV
6.750%, 09/19/2042		200,000	186,750
7.500%, 05/13/2035 (D)		200,000	207,104
Sitios Latinoamerica SAB de CV 5.375%, 04/04/2032		200,000	197,160
			591,014
Netherlands - 0.1%
House of HR Group BV 9.000%, 11/03/2029	EUR	100,000	116,366
Saudi Arabia - 0.2%
Saudi Arabian Oil Company
3.250%, 11/24/2050		$200,000	126,715
6.375%, 06/02/2055 (D)		200,000	199,925
			326,640
Singapore - 0.1%
GLP Pte, Ltd. 4.500%, (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%), 05/17/2026 (F)		200,000	104,700
Spain - 0.2%
CaixaBank SA 4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (D)		200,000	200,787
Unicaja Banco SA 0.250%, 09/25/2029	EUR	100,000	106,388
			307,175
Supranational - 0.9%
Asian Development Bank 5.676%, 07/30/2030 (C)	PLN	200,000	41,743
Asian Infrastructure Investment Bank
6.000%, 12/08/2031	INR	12,600,000	141,537
6.650%, 06/30/2033		14,100,000	164,052
6.900%, 10/23/2034 (D)		7,300,000	86,185
6.900%, 10/23/2034		6,600,000	77,804
6.960%, 01/14/2035		6,400,000	75,487
7.000%, 03/01/2029		9,100,000	107,480
European Bank for Reconstruction & Development
6.750%, 03/14/2031		6,000,000	70,228
6.875%, 07/30/2031		4,600,000	54,319
10.839%, 10/04/2036 (C)	ZAR	7,200,000	125,465

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Supranational (continued)
Inter-American Development Bank 7.000%, 04/17/2033 to 08/08/2033	INR	29,000,000	$345,651
			1,289,951
Switzerland - 0.2%
UBS Group AG 9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (D)(F)		$200,000	231,282
UBS Switzerland AG 3.146%, 06/21/2031	EUR	100,000	119,695
			350,977
United Kingdom - 0.5%
HSBC Holdings PLC
5.733%, (5.733% to 5-17-31, then Overnight SOFR + 1.520%), 05/17/2032		$200,000	207,924
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (F)		200,000	202,311
INEOS Finance PLC 7.500%, 04/15/2029 (D)		200,000	200,414
Rio Tinto Finance USA PLC 4.750%, 03/22/2042		95,000	86,093
			696,742
United States - 5.3%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (D)		15,000	14,551
7.375%, 03/15/2033 (D)		15,000	15,453
Acrisure LLC
6.000%, 08/01/2029 (D)		50,000	48,609
6.750%, 07/01/2032 (D)		10,000	10,142
8.500%, 06/15/2029 (D)		15,000	15,642
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (F)		39,000	37,813
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(F)		66,000	65,327
Alliant Holdings Intermediate LLC 7.375%, 10/01/2032 (D)		40,000	41,233
Allied Universal Holdco LLC
6.875%, 06/15/2030 (D)		10,000	10,136
7.875%, 02/15/2031 (D)		14,000	14,626
AmeriGas Partners LP 9.375%, 06/01/2028 (D)		210,000	216,539
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)		55,000	56,807
Athene Holding, Ltd. 6.875%, (6.875% to 6-28-35, then 5 Year CMT + 2.582%), 06/28/2055		49,000	48,760
Avis Budget Car Rental LLC 8.375%, 06/15/2032 (D)		21,000	21,971
B&G Foods, Inc. 8.000%, 09/15/2028 (D)		70,000	67,395
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (D)		25,000	25,990
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)		19,000	18,364
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bread Financial Holdings, Inc. 8.375%, (8.375% to 6-15-30, then 5 Year CMT + 4.300%), 06/15/2035 (D)	$44,000	$44,302
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (D)	25,000	25,890
CCO Holdings LLC
4.750%, 02/01/2032 (D)	40,000	37,941
5.375%, 06/01/2029 (D)	17,000	16,938
Champ Acquisition Corp. 8.375%, 12/01/2031 (D)	40,000	42,505
Cinemark USA, Inc. 7.000%, 08/01/2032 (D)	20,000	20,763
Citigroup, Inc.
7.000%, (7.000% to 8-15-34, then 10 Year CMT + 2.757%), 08/15/2034 (F)	51,000	53,609
7.625%, (7.625% to 11-15-28, then 5 Year CMT + 3.211%), 11/15/2028 (F)	85,000	89,453
Clear Channel Outdoor Holdings, Inc.
7.750%, 04/15/2028 (D)	18,000	17,010
9.000%, 09/15/2028 (D)	25,000	26,196
Cleveland-Cliffs, Inc. 7.375%, 05/01/2033 (D)	75,000	70,422
Cloud Software Group, Inc. 9.000%, 09/30/2029 (D)	30,000	31,096
CMS Energy Corp. 4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	78,000	75,801
Cogent Communications Group LLC 6.500%, 07/01/2032 (D)	70,000	68,930
Community Health Systems, Inc. 4.750%, 02/15/2031 (D)	51,000	43,599
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (D)	75,000	67,320
Concentra Health Services, Inc. 6.875%, 07/15/2032 (D)	10,000	10,354
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (D)	41,000	43,701
CVS Health Corp.
6.750%, (6.750% to 12-10-34, then 5 Year CMT + 2.516%), 12/10/2054	38,000	38,083
7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	87,000	89,733
Deluxe Corp. 8.125%, 09/15/2029 (D)	25,000	25,802
Dentsply Sirona, Inc. 8.375%, (8.375% to 9-12-30, then 5 Year CMT + 4.379%), 09/12/2055	135,000	135,745
DISH DBS Corp. 5.750%, 12/01/2028 (D)	7,000	6,059
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (F)	75,000	73,645
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	35,000	36,819
EchoStar Corp. 6.750%, (0.000% Cash and 6.750% PIK), 11/30/2030	36,742	33,532
Edison International
5.250%, 03/15/2032	130,000	123,318

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Edison International (continued)
5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/09/2026 (F)	$140,000	$131,813
Energy Transfer LP 8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	86,175
EQT Corp. 4.750%, 01/15/2031 (D)	25,000	24,607
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	71,000	73,500
EZCORP, Inc. 7.375%, 04/01/2032 (D)	70,000	73,683
FedEx Corp. 4.050%, 02/15/2048 (D)	125,000	92,508
FirstCash, Inc.
4.625%, 09/01/2028 (D)	7,000	6,873
5.625%, 01/01/2030 (D)	16,000	15,954
FMC Corp. 8.450%, (8.450% to 11-1-30, then 5 Year CMT + 4.366%), 11/01/2055	409,000	418,560
Fortress Intermediate 3, Inc. 7.500%, 06/01/2031 (D)	30,000	31,429
Freedom Mortgage Holdings LLC
9.125%, 05/15/2031 (D)	30,000	30,923
9.250%, 02/01/2029 (D)	25,000	25,967
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (F)	80,000	79,244
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (D)	112,000	109,945
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (D)	28,000	29,150
Hightower Holding LLC 6.750%, 04/15/2029 (D)	85,000	84,712
HUB International, Ltd.
5.625%, 12/01/2029 (D)	18,000	18,002
7.375%, 01/31/2032 (D)	21,000	21,973
Intel Corp. 5.600%, 02/21/2054	102,000	93,575
Intercontinental Exchange, Inc. 3.625%, 09/01/2028	27,000	26,430
Iron Mountain, Inc. 4.500%, 02/15/2031 (D)	60,000	57,167
JetBlue Airways Corp. 9.875%, 09/20/2031 (D)	93,000	90,478
Kohl's Corp. 10.000%, 06/01/2030 (D)	30,000	31,096
LABL, Inc.
5.875%, 11/01/2028 (D)	9,000	7,870
8.625%, 10/01/2031 (D)	140,000	119,752
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	92,000	79,810
LCM Investments Holdings II LLC 8.250%, 08/01/2031 (D)	20,000	21,264
Level 3 Financing, Inc.
4.500%, 04/01/2030 (D)	33,000	29,865
6.875%, 06/30/2033 (D)	25,000	25,438
LFS Topco LLC
5.875%, 10/15/2026 (D)	21,000	20,999
8.750%, 07/15/2030 (D)	156,000	153,457
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	$38,000	$37,004
Lincoln National Corp. 9.250%, (9.250% to 3-1-28, then 5 Year CMT + 5.318%), 12/01/2027 (F)	142,000	154,692
Macy's Retail Holdings LLC
5.125%, 01/15/2042	24,000	16,486
6.125%, 03/15/2032 (D)	15,000	14,301
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	75,000	58,915
Matador Resources Company 6.500%, 04/15/2032 (D)	15,000	15,008
Medline Borrower LP 5.250%, 10/01/2029 (D)	40,000	39,688
MetLife, Inc. 10.750%, 08/01/2039	63,000	84,258
Newell Brands, Inc. 8.500%, 06/01/2028 (D)	5,000	5,251
Noble Finance II LLC 8.000%, 04/15/2030 (D)	210,000	213,827
Novelis Corp. 3.250%, 11/15/2026 (D)	20,000	19,680
Pacific Gas & Electric Company
5.900%, 10/01/2054	90,000	81,598
6.150%, 01/15/2033	85,000	87,546
6.400%, 06/15/2033	85,000	88,852
PennyMac Financial Services, Inc. 6.875%, 05/15/2032 (D)	14,000	14,315
Permian Resources Operating LLC 7.000%, 01/15/2032 (D)	15,000	15,550
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	120,000	113,642
Planet Financial Group LLC 10.500%, 12/15/2029 (D)	150,000	150,143
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (D)	20,000	20,566
Range Resources Corp.
4.750%, 02/15/2030 (D)	10,000	9,727
8.250%, 01/15/2029	10,000	10,296
Reworld Holding Corp.
4.875%, 12/01/2029 (D)	25,000	23,784
5.000%, 09/01/2030	60,000	56,708
Rocket Companies, Inc. 6.375%, 08/01/2033 (D)	30,000	30,696
Rocket Software, Inc.
6.500%, 02/15/2029 (D)	30,000	29,109
9.000%, 11/28/2028 (D)	17,000	17,524
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (D)	30,000	31,310
S&S Holdings LLC 8.375%, 10/01/2031 (D)	90,000	87,956
Santander Holdings USA, Inc. 5.473%, (5.473% to 3-20-28, then Overnight SOFR + 1.610%), 03/20/2029	75,000	76,258
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (D)	25,000	21,763
Scripps Escrow, Inc. 5.875%, 07/15/2027 (D)	9,000	8,010
Shift4 Payments, Inc. 6.750%, 08/15/2032 (D)	20,000	20,771
SM Energy Company 6.750%, 08/01/2029 (D)	30,000	29,890

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Smyrna Ready Mix Concrete LLC 8.875%, 11/15/2031 (D)		$60,000	$62,907
Staples, Inc. 10.750%, 09/01/2029 (D)		43,000	40,696
Star Parent, Inc. 9.000%, 10/01/2030 (D)		30,000	31,555
Sunoco LP
6.250%, 07/01/2033 (D)		10,000	10,167
7.000%, 05/01/2029 (D)		20,000	20,828
Talos Production, Inc. 9.375%, 02/01/2031 (D)		161,000	164,375
Tenet Healthcare Corp. 6.750%, 05/15/2031		25,000	25,865
The AES Corp. 6.950%, (6.950% to 7-15-30, then 5 Year CMT + 2.890%), 07/15/2055		90,000	87,796
The Chemours Company 4.625%, 11/15/2029 (D)		75,000	65,283
The Goldman Sachs Group, Inc. 3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (F)		59,000	57,760
The Hertz Corp.
5.000%, 12/01/2029 (D)		3,000	2,106
12.625%, 07/15/2029 (D)		3,000	3,137
Transocean, Inc. 8.750%, 02/15/2030 (D)		200,000	205,669
Under Armour, Inc. 7.250%, 07/15/2030 (D)		20,000	20,254
UnitedHealth Group, Inc. 6.875%, 02/15/2038		80,000	90,942
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (D)		140,000	139,887
Venture Global Plaquemines LNG LLC 6.750%, 01/15/2036 (D)		60,000	60,000
Vital Energy, Inc. 7.875%, 04/15/2032 (D)(G)		220,000	188,105
WarnerMedia Holdings, Inc. 5.050%, 03/15/2042		68,000	45,815
Wells Fargo & Company 3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (F)		39,000	38,600
Westlake Corp. 2.875%, 08/15/2041		150,000	100,874
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)		35,000	37,507
WW International, Inc. 4.500%, 04/15/2029 (D)(E)		220,000	72,875
			7,448,270
TOTAL CORPORATE BONDS (Cost $16,337,126)			$16,556,050
CONVERTIBLE BONDS - 7.7%
Canada - 0.1%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (D)	CAD	90,000	70,541
Cayman Islands - 0.0%
Seagate HDD Cayman 3.500%, 06/01/2028		$35,000	62,948
China - 0.1%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031		44,000	56,048
H World Group, Ltd. 3.000%, 05/01/2026		30,000	31,665
JD.com, Inc. 0.250%, 06/01/2029		50,000	52,025
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
China (continued)
Smart Insight International, Ltd. 4.500%, 12/05/2023 (E)	HKD	2,000,000	$18,259
ZTO Express Cayman, Inc. 1.500%, 09/01/2027		$40,000	39,720
			197,717
France - 0.4%
Accor SA 0.700%, 12/07/2027	EUR	80,000	52,119
Schneider Electric SE 1.625%, 06/28/2031		100,000	125,775
Ubisoft Entertainment SA 2.875%, 12/05/2031		400,000	374,824
			552,718
India - 0.0%
MakeMyTrip, Ltd., Zero Coupon 0.000%, 07/01/2030 (D)		$43,000	45,827
Italy - 0.4%
Eni SpA 2.950%, 09/14/2030	EUR	500,000	605,867
Japan - 0.3%
ANA Holdings, Inc., Zero Coupon 0.000%, 12/10/2031	JPY	10,000,000	76,299
Daifuku Company, Ltd., Zero Coupon 0.000%, 09/13/2030		10,000,000	87,844
Nxera Pharma Company, Ltd. 0.250%, 12/14/2028		30,000,000	196,472
			360,615
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)(E)		$515,000	52
Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.540%, (3 month EURIBOR + 4.500%), 12/15/2050 (H)	EUR	100,000	69,047
			69,099
Netherlands - 0.2%
Qiagen NV 2.500%, 09/10/2031		$200,000	212,408
Singapore - 0.0%
Sea, Ltd. 0.250%, 09/15/2026		21,000	19,803
Trip.com Group, Ltd. 0.750%, 06/15/2029		25,000	27,738
			47,541
Spain - 0.4%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	500,000	524,821
Switzerland - 0.3%
STMicroelectronics NV 0.366%, 08/04/2027 (C)		$400,000	396,904
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030		305,000	263,010
United States - 5.3%
3D Systems Corp. 10.227%, 11/15/2026 (C)		18,000	15,710
Affirm Holdings, Inc. 0.750%, 12/15/2029 (D)		15,000	15,818
Akamai Technologies, Inc. 1.125%, 02/15/2029		20,000	18,930
Alarm.com Holdings, Inc. 5.665%, 01/15/2026 (C)		30,000	29,100

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Alliant Energy Corp. 3.250%, 05/30/2028 (D)	$25,000	$24,875
Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/2027	45,000	58,455
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026	60,000	58,680
AST SpaceMobile, Inc. 4.250%, 03/01/2032 (D)	2,000	3,964
Axon Enterprise, Inc. 0.500%, 12/15/2027	7,000	25,393
Bandwidth, Inc. 0.250%, 03/01/2026	42,000	38,695
Bentley Systems, Inc. 0.125%, 01/15/2026	100,000	99,200
Beyond Meat, Inc., Zero Coupon 0.000%, 03/15/2027	130,000	10,335
BILL Holdings, Inc. 3.650%, 04/01/2030 (C)(D)	115,000	96,744
BioMarin Pharmaceutical, Inc. 1.250%, 05/15/2027	70,000	65,891
Block, Inc. 0.250%, 11/01/2027 (G)	75,000	66,938
Cable One, Inc. 1.125%, 03/15/2028	16,000	12,200
Cardlytics, Inc. 1.000%, 09/15/2025 (G)	70,000	67,200
Carnival Corp. 5.750%, 12/01/2027	26,000	57,187
Cloudflare, Inc., Zero Coupon
0.000%, 08/15/2026	20,000	23,662
0.000%, 06/15/2030 (D)	51,000	55,029
Coinbase Global, Inc. 0.250%, 04/01/2030	17,000	22,194
Cytokinetics, Inc. 3.500%, 07/01/2027 (G)	273,000	290,336
Datadog, Inc. 1.020%, 12/01/2029 (C)(D)	173,000	165,302
DexCom, Inc. 0.375%, 05/15/2028	300,000	281,400
Digital Realty Trust LP 1.875%, 11/15/2029 (D)	50,000	52,570
DraftKings Holdings, Inc. 4.142%, 03/15/2028 (C)	72,000	64,404
Dropbox, Inc., Zero Coupon 0.000%, 03/01/2028	37,000	37,481
Enphase Energy, Inc. 8.042%, 03/01/2028 (C)	320,000	259,520
Etsy, Inc. 0.125%, 09/01/2027 (G)	365,000	324,850
Evolent Health, Inc. 3.500%, 12/01/2029	320,000	271,569
Exact Sciences Corp.
0.375%, 03/15/2027	60,000	57,090
1.750%, 04/15/2031 (D)(G)	270,000	246,994
2.000%, 03/01/2030 (D)	18,000	18,180
Five9, Inc. 1.000%, 03/15/2029	220,000	191,730
Fluor Corp. 1.125%, 08/15/2029	62,000	81,344
GameStop Corp., Zero Coupon 0.000%, 04/01/2030 (D)	18,000	19,440
Global Payments, Inc. 1.500%, 03/01/2031	395,000	352,735
Granite Construction, Inc. 3.250%, 06/15/2030	15,000	20,468
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Guidewire Software, Inc. 1.250%, 11/01/2029 (D)	$40,000	$47,160
Haemonetics Corp. 2.500%, 06/01/2029	20,000	19,845
HAT Holdings I LLC 3.750%, 08/15/2028 (D)	27,000	31,158
Integer Holdings Corp. 1.875%, 03/15/2030 (D)	50,000	51,950
Ionis Pharmaceuticals, Inc. 1.750%, 06/15/2028	60,000	62,963
Itron, Inc. 1.375%, 07/15/2030	20,000	23,780
JBT Marel Corp. 0.250%, 05/15/2026	37,000	36,708
Lantheus Holdings, Inc. 2.625%, 12/15/2027	12,000	15,228
Live Nation Entertainment, Inc. 2.875%, 01/15/2030 (D)	50,000	54,375
Lumentum Holdings, Inc.
0.500%, 06/15/2028	22,000	22,704
1.500%, 12/15/2029	35,000	53,673
Magnite, Inc. 0.250%, 03/15/2026	70,000	67,313
Merit Medical Systems, Inc. 3.000%, 02/01/2029 (D)	19,000	23,746
Meritage Homes Corp. 1.750%, 05/15/2028	50,000	48,411
Microchip Technology, Inc. 0.750%, 06/01/2030	57,000	55,974
MicroStrategy, Inc., Zero Coupon 0.000%, 03/01/2030 (D)	48,000	56,226
MKS, Inc. 1.250%, 06/01/2030	20,000	19,710
MP Materials Corp. 0.250%, 04/01/2026 (D)	260,000	268,288
NCL Corp., Ltd.
0.875%, 04/15/2030 (D)	34,000	36,359
2.500%, 02/15/2027 (G)	79,000	78,882
Northern Oil & Gas, Inc. 3.625%, 04/15/2029	35,000	36,488
Nutanix, Inc. 0.500%, 12/15/2029 (D)	60,000	67,992
ON Semiconductor Corp. 0.500%, 03/01/2029	140,000	129,388
Parsons Corp. 2.625%, 03/01/2029	115,000	122,245
Pebblebrook Hotel Trust 1.750%, 12/15/2026	70,000	66,156
PG&E Corp. 4.250%, 12/01/2027	60,000	59,538
Redfin Corp. 0.500%, 04/01/2027	27,000	24,235
Repay Holdings Corp. 2.875%, 07/15/2029 (D)	70,000	57,715
Repligen Corp. 1.000%, 12/15/2028	15,000	14,858
Rexford Industrial Realty LP 4.125%, 03/15/2029 (D)	310,000	302,870
RingCentral, Inc. 6.016%, 03/15/2026 (C)	70,000	67,130
Rivian Automotive, Inc. 3.625%, 10/15/2030	50,000	44,825
Sarepta Therapeutics, Inc. 1.250%, 09/15/2027	225,000	162,000

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Semtech Corp. 1.625%, 11/01/2027	$18,000	$25,883
Shake Shack, Inc., Zero Coupon 0.000%, 03/01/2028	15,000	16,022
Shift4 Payments, Inc. 0.500%, 08/01/2027	25,000	26,750
Snap, Inc. 0.125%, 03/01/2028	470,000	407,490
Snowflake, Inc., Zero Coupon 0.000%, 10/01/2029 (D)	43,000	66,908
Spotify USA, Inc., Zero Coupon 0.000%, 03/15/2026	35,000	53,022
Stem, Inc. 0.500%, 12/01/2028 (D)	135,000	32,738
Sunnova Energy International, Inc.
0.250%, 12/01/2026 (E)	390,000	975
2.625%, 02/15/2028 (E)	50,000	125
Sunrun, Inc. 4.000%, 03/01/2030	90,000	59,535
Synaptics, Inc. 0.750%, 12/01/2031 (D)	28,000	26,388
Teladoc Health, Inc. 1.250%, 06/01/2027	242,000	222,592
The Greenbrier Companies, Inc. 2.875%, 04/15/2028	19,000	20,165
The Southern Company
3.250%, 06/15/2028 (D)	20,000	20,100
4.500%, 06/15/2027	35,000	38,500
Tyler Technologies, Inc. 0.250%, 03/15/2026	20,000	24,580
Uber Technologies, Inc. 0.875%, 12/01/2028	115,000	164,048
Unity Software, Inc., Zero Coupon 0.000%, 03/15/2030 (D)	93,000	94,814
Ventas Realty LP 3.750%, 06/01/2026	20,000	23,910
Verint Systems, Inc. 0.250%, 04/15/2026	70,000	66,955
Vishay Intertechnology, Inc. 2.250%, 09/15/2030	70,000	62,650
Wayfair, Inc. 3.250%, 09/15/2027	9,000	10,256
WEC Energy Group, Inc.
3.375%, 06/01/2028 (D)	20,000	20,030
4.375%, 06/01/2029	40,000	46,060
Welltower OP LLC 2.750%, 05/15/2028 (D)	40,000	65,120
Western Digital Corp. 3.000%, 11/15/2028	20,000	35,900
		7,463,022
TOTAL CONVERTIBLE BONDS (Cost $11,919,707)		$10,873,038
TERM LOANS (I) - 2.1%
United States - 2.1%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 12/21/2028	57,896	57,819
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%) 7.327%, 11/06/2030	99,251	98,897
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 4.250%) 8.691%, 12/23/2026	108,129	104,939
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
United States (continued)
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 9.691%, 01/31/2028	$145,000	$138,294
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 7.077%, 02/15/2029	42,409	42,343
Berlin Packaging LLC, 2024 Term Loan B7 (1 and 3 month CME Term SOFR + 3.500%) 7.821%, 06/07/2031	164,509	165,045
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 02/06/2030	85,838	85,666
Cinemark USA, Inc., 2024 Term Loan B (1 and 3 month CME Term SOFR + 2.750%) 7.068%, 05/24/2030	122,516	122,860
EMRLD Borrower LP, Term Loan B (3 month CME Term SOFR + 2.500%) 6.833%, 05/31/2030	73,566	73,464
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%) 9.541%, 03/30/2027	99,187	93,380
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 8.077%, 01/28/2032	99,750	99,501
Fortress Intermediate 3, Inc., 2025 Term Loan B 06/27/2031 TBD (J)	145,756	145,938
Hanesbrands, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%) 7.077%, 03/07/2032	39,597	39,663
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%) 7.077%, 07/23/2031	99,977	99,821
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.770%, 06/20/2030	88,103	88,347
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.827%, 12/15/2027	96,290	96,256
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 8.162%, 06/06/2031	99,032	92,224
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 10/23/2028	91,219	91,264
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 8.577%, 05/03/2028	57,617	53,998
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%) 8.577%, 12/31/2031	38,996	33,796
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.572%, 10/05/2028	95,593	95,510
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 02/10/2032	99,750	99,575
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.000%) 7.327%, 07/31/2031	191,089	191,687

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
United States (continued)
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 8.807%, 04/17/2028	$124,800	$104,338
TIH Insurance Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 7.046%, 05/06/2031	45,968	45,958
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.796%, 02/28/2031	163,433	163,711
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 7.311%, 02/10/2031	99,000	99,348
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.546%, 11/21/2029	196,301	195,902
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 7.072%, 08/01/2030	113,000	112,972
WW International, Inc., 2021 Term Loan B 0.000%, 04/13/2028 (E)	94,500	30,949
		2,963,465
TOTAL TERM LOANS (Cost $3,057,359)		$2,963,465
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Commercial and residential - 1.8%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(K)	180,000	170,118
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/2041 (D)(K)	100,000	104,344
BANK
Series 2018-BN15, Class B, 4.818%, 11/15/2061 (K)	50,000	47,610
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	54,356
Series 2021-BN37, Class XA IO, 0.693%, 11/15/2064	984,754	23,716
Series 2022-BNK42, Class AS, 4.880%, 06/15/2055 (K)	60,000	57,709
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.703%, 12/15/2056 (K)	75,000	78,097
Series 2023-C20, Class AS, 5.973%, 07/15/2056 (K)	15,000	15,555
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (K)	20,000	20,509
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (K)	20,000	20,679
Series 2024-C26, Class C, 6.000%, 05/15/2057 (K)	90,000	90,435
Series 2025-C32, Class C, 6.125%, 02/15/2062	55,000	55,692
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (K)	85,000	82,406
Series 2018-B5, Class C, 4.750%, 07/15/2051 (K)	90,000	77,607
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (K)	60,000	53,998
Series 2024-V6, Class C, 6.669%, 03/15/2057	20,000	20,559
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%), 6.154%, 11/15/2041 (D)(H)	$55,000	$55,069
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979%, 11/15/2057 (K)	15,000	14,933
BPR Trust, Series 2024-PMDW, Class C, 5.850%, 11/05/2041 (D)(K)	10,000	9,981
BRAVO Residential Funding Trust, Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(K)	180,000	173,148
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 5.926%, 01/15/2034 (D)(H)	38,500	38,488
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 6.852%, 04/15/2026 (D)(H)	100,000	99,969
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class B, 3.804%, 11/10/2049	60,000	56,752
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 4.019%, 02/10/2047 (K)	22,652	22,091
Series 2014-CR15, Class C, 4.069%, 02/10/2047 (K)	35,000	33,433
Series 2014-CR19, Class D, 4.661%, 08/10/2047 (D)(K)	26,393	25,338
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(K)	55,057	46,068
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (K)	25,000	19,822
Series 2024-70P, Class A, 5.487%, 03/10/2041 (D)(K)	100,000	100,481
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.460%, 08/15/2049	70,000	64,141
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.658%, 09/15/2047 (K)	40,000	38,148
PRET LLC
Series 2021-RN4, Class A1, 5.487%, 10/25/2051 (D)(K)	53,513	53,470
Series 2025-RPL1, Class A1 (4.000% to 1-1-29, then 5.000% thereafter), 4.000%, 07/25/2069 (D)	95,425	92,341
PRPM LLC, Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter), 6.469%, 05/25/2030 (D)	97,263	97,153
PRPM Trust, Series 2022-INV1, Class A1 (4.400% to 6-1-26, then 5.400% thereafter), 4.400%, 04/25/2067 (D)	76,172	75,977
TPG Real Estate Finance, Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%), 6.361%, 09/18/2042 (D)(H)	100,000	99,424

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(K)	$100,000	$90,949
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(K)	55,003	47,282
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter), 5.976%, 01/25/2070 (D)	95,040	95,541
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A (1 month CME Term SOFR + 1.742%), 6.057%, 06/15/2042 (D)(H)	100,000	99,789
WSTN Trust, Series 2023-MAUI, Class B, 7.263%, 07/05/2037 (D)(K)	30,000	30,415
		2,553,593
U.S. Government Agency - 3.3%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 7.305%, 12/25/2050 (D)(H)	35,000	37,354
Series 2021-DNA5, Class B1 (30 day Average SOFR + 3.050%), 7.355%, 01/25/2034 (D)(H)	90,000	96,075
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 5.805%, 10/25/2041 (D)(H)	172,701	173,355
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 6.405%, 09/25/2041 (D)(H)	190,000	191,535
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 7.705%, 01/25/2042 (D)(H)	175,000	180,106
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 11.055%, 06/25/2042 (D)(H)	75,000	82,472
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 9.555%, 03/25/2042 (D)(H)	470,000	498,764
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 9.806%, 03/25/2043 (D)(H)	35,000	38,368
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 11.906%, 04/25/2043 (D)(H)	20,000	22,656
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 6.255%, 02/25/2044 (D)(H)	100,000	101,423
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%), 5.755%, 10/25/2044 (D)(H)	70,000	70,101
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%), 6.756%, 10/25/2044 (D)(H)	24,884	24,923
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%), 5.655%, 01/25/2045 (D)(H)	35,000	34,957
Series 2025-DNA2, Class A1 (30 day Average SOFR + 1.100%), 5.405%, 05/25/2045 (D)(H)	19,250	19,257
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.955%, 02/25/2045 (D)(H)	30,000	29,944
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%), 6.355%, 02/25/2045 (D)(H)	$98,933	$97,945
Series 324, Class C18 IO, 4.000%, 12/15/2033	143,080	12,400
Series 400, Class C4 IO, 3.000%, 12/25/2052	126,315	22,406
Series 405, Class C17 IO, 2.500%, 08/25/2052	109,839	16,963
Series 4446, Class BI IO, 6.500%, 04/15/2039	62,496	11,816
Series 4975, Class EI IO, 4.500%, 05/25/2050	105,417	21,351
Series 5462, Class S IO, 1.695%, 10/25/2054	116,209	9,086
Series 5510, Class Z, 5.500%, 02/25/2055	306,938	294,506
Series 5543, Class DZ, 5.000%, 06/25/2055	190,792	171,269
Series 5548, Class CZ, 5.250%, 06/25/2055	165,718	153,096
Series K103, Class X1 IO, 0.753%, 11/25/2029	1,003,429	23,989
Series K106, Class X3 IO, 1.974%, 03/25/2048	490,000	35,473
Series K122, Class X1 IO, 0.962%, 11/25/2030	98,093	3,715
Series K129, Class X3 IO, 3.270%, 05/25/2031	165,000	24,927
Series K737, Class X1 IO, 0.725%, 10/25/2026	428,901	2,842
Series K740, Class X3 IO, 2.562%, 11/25/2047	135,000	6,736
Series K742, Class X3, IO, 2.684%, 04/25/2028	100,000	6,584
Series Q014, Class X IO, 2.775%, 10/25/2055	146,548	21,367
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%), 16.170%, 10/25/2028 (H)	29,667	31,904
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 14.670%, 01/25/2029 (H)	29,501	31,918
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%), 13.670%, 04/25/2029 (H)	34,471	37,423
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	114,294	18,774
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%), 9.805%, 12/25/2041 (D)(H)	75,000	78,138
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.805%, 01/25/2042 (D)(H)	175,000	182,618
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 10.555%, 03/25/2042 (D)(H)	69,000	74,691
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%), 9.555%, 03/25/2042 (D)(H)	165,000	175,661

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 8.805%, 04/25/2042 (D)(H)	$70,000	$73,485
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	85,313	11,035
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 9.406%, 12/25/2042 (D)(H)	20,000	21,570
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 7.655%, 01/25/2043 (D)(H)	40,000	41,705
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.205%, 04/25/2043 (D)(H)	35,000	37,220
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 7.406%, 06/25/2043 (D)(H)	36,000	37,560
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 8.205%, 07/25/2043 (D)(H)	20,000	21,121
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.005%, 07/25/2043 (D)(H)	110,000	113,541
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 7.855%, 10/25/2043 (D)(H)	35,000	36,849
Series 2024-86, Class SA IO, 0.745%, 12/25/2054	188,498	6,782
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 6.805%, 02/25/2044 (D)(H)	60,000	61,009
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 5.955%, 05/25/2044 (D)(H)	30,000	30,151
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 6.305%, 07/25/2044 (D)(H)	35,000	35,108
Series 2025-22, Class AZ, 5.000%, 04/25/2055	182,239	170,215
Series 2025-44, Class ZA, 5.000%, 06/25/2055	180,750	163,197
Series 2025-7, Class BZ, 5.500%, 02/25/2055	194,394	185,593
Series 2025-7, Class EZ, 5.500%, 02/25/2055	276,244	262,571
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%), 6.006%, 01/25/2045 (D)(H)	60,000	59,963
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%), 5.805%, 05/25/2045 (D)(H)	30,000	30,014
Series 410, Class C8 IO, 4.000%, 04/25/2032	79,079	6,382
Series 437, Class C8 IO, 2.500%, 06/25/2052	110,269	17,309
Series 441, Class C5 IO, 2.000%, 04/25/2052	93,454	11,346
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	109,434	24,704
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-130, Class IO, 4.500%, 02/20/2040	$110,787	$19,521
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	92,386	19,211
Series 2020-146, Class IA IO, 3.500%, 11/20/2041	163,094	26,607
		4,692,657
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,129,856)		$7,246,250
ASSET-BACKED SECURITIES - 2.7%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 6.026%, 08/15/2034 (D)(H)	110,000	109,927
Bain Capital Credit CLO, Ltd., Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%), 6.175%, 07/24/2034 (D)(H)	100,000	100,081
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 7.738%, 08/15/2031 (D)(H)	250,000	249,147
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/2051 (D)	55,000	52,904
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668%, 10/25/2049 (D)	48,000	45,729
Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (D)	97,250	90,738
Flatiron CLO 20, Ltd., Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%), 6.672%, 05/20/2036 (D)(H)	150,000	150,159
Flatiron CLO 23 LLC, Series 2023-1A, Class CR (3 month CME Term SOFR + 1.800%), 6.111%, 04/17/2036 (D)(H)	250,000	250,000
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 6.076%, 07/15/2039 (D)(H)	100,000	99,250
Hertz Vehicle Financing LLC
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	94,800
Series 2021-2A, Class C, 2.520%, 12/27/2027 (D)	100,000	95,876
Hilton Grand Vacations Trust, Series 2024-3A, Class B, 5.270%, 08/27/2040 (D)	78,050	78,758
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038 (D)	100,313	95,796
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	72,711	70,237
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046 (D)	178,751	166,548

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	$57,332	$54,012
OCP CLO, Ltd., Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%), 6.756%, 01/15/2037 (D)(H)	250,000	250,282
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.100%, 07/14/2037 (D)	100,000	101,518
Palmer Square Loan Funding, Ltd., Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%), 6.571%, 02/15/2033 (D)(H)	250,000	250,797
Progress Residential Trust
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	141,101
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	98,949
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	99,600
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (D)	100,000	93,748
Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (D)	100,000	95,576
Start II, Ltd., Series 2019-1, Class A, 4.089%, 03/15/2044 (D)	91,685	90,769
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (D)	69,650	70,827
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.036%, 03/25/2055 (D)	50,000	49,321
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 6.369%, 04/18/2033 (D)(H)	250,000	250,021
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	50,505
VCAT LLC, Series 2025-NPL1, Class A1 (5.877% to 1-25-28, then 8.877% to 1-25-29, then 9.877% thereafter), 5.877%, 01/25/2055 (D)	84,700	84,864
VOLT CII LLC, Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter), 4.868%, 08/25/2051 (D)	57,091	57,003
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/2043 (D)	143,555	142,579
TOTAL ASSET-BACKED SECURITIES (Cost $3,712,125)		$3,731,422
COMMON STOCKS - 0.0%
France - 0.0%
Safran SA	47	15,245
Mexico - 0.0%
Unifin Financiera SAB de CV (L)(M)	27,653	0
TOTAL COMMON STOCKS (Cost $81,354)		$15,245
PREFERRED SECURITIES - 1.2%
Bermuda - 0.0%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,337	46,997
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States - 1.2%
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	$248,500
AGNC Investment Corp., 9.215% (3 month CME Term SOFR + 4.959%) (H)	10,000	251,100
Albemarle Corp., 7.250%	3,644	116,972
Ares Management Corp., 6.750%	925	49,025
Bank of America Corp., 7.250%	149	180,737
Corebridge Financial, Inc., 6.375% (G)	1,597	36,731
KKR & Company, Inc., 6.250%	1,187	63,623
Morgan Stanley, 4.250%	1,475	25,400
Morgan Stanley, 6.625%	2,850	73,673
Sempra, 5.750%	537	11,035
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,859	71,018
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	2,073	53,152
The Boeing Company, 6.000%	1,600	108,800
The Southern Company, 6.500%	3,306	84,898
U.S. Cellular Corp., 5.500%	1,997	40,978
U.S. Cellular Corp., 5.500%	2,199	45,101
U.S. Cellular Corp., 6.250%	1,029	24,315
Wells Fargo & Company, 7.500%	105	123,284
		1,608,342
TOTAL PREFERRED SECURITIES (Cost $1,583,054)		$1,655,339
EXCHANGE-TRADED FUNDS - 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	520	41,938
iShares Preferred & Income Securities ETF (G)	72,800	2,233,504
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,158,191)		$2,275,442
ESCROW CERTIFICATES - 0.0%
Unifin Financiera SAB de CV (M)	$205,000	11,890
TOTAL ESCROW CERTIFICATES (Cost $114,614)		$11,890
SHORT-TERM INVESTMENTS - 16.9%
Short-term funds - 16.9%
John Hancock Collateral Trust, 4.2596% (N)(O)	332,265	3,323,447
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2560% (N)	20,617,451	20,617,451
TOTAL SHORT-TERM INVESTMENTS (Cost $23,940,942)		$23,940,898
Total Investments (Opportunistic Fixed Income Trust) (Cost $184,562,426) - 130.0%		$183,861,516
Other assets and liabilities, net - (30.0%)		(42,433,213)
TOTAL NET ASSETS - 100.0%		$141,428,303
SALE COMMITMENTS OUTSTANDING - (6.1%)
U.S. Government Agency - (6.1)%
Federal National Mortgage Association
2.500%, TBA (B)	$(650,000)	$(606,836)
2.500%, TBA (B)	(760,000)	(630,057)
3.000%, TBA (B)	(706,000)	(610,470)
4.000%, TBA (B)	(1,500,000)	(1,394,360)
4.500%, TBA (B)	(1,525,000)	(1,515,410)
5.000%, TBA (B)	(25,000)	(25,175)
6.500%, TBA (B)	(1,220,000)	(1,259,269)

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.500%, TBA (B)	(275,000)	(233,715)
4.000%, TBA (B)	(1,125,000)	(1,045,486)
4.500%, TBA (B)	(500,000)	(478,384)
6.000%, TBA (B)	(750,000)	(760,502)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $8,465,097)		$(8,559,664)
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
Opportunistic Fixed Income Trust (continued)
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $31,560,591 or 22.3% of the fund's net assets as of 6-30-25.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	All or a portion of this security is on loan as of 6-30-25.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(M)	Non-income producing security.
(N)	The rate shown is the annualized seven-day yield as of 6-30-25.
(O)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	39	Long	Sep 2025	$2,918,298	$2,942,031	$23,733
10-Year Canada Government Bond Futures	56	Long	Sep 2025	4,985,958	5,017,074	31,116
10-Year U.S. Treasury Note Futures	91	Long	Sep 2025	10,046,785	10,203,381	156,596
2-Year U.S. Treasury Note Futures	10	Long	Sep 2025	2,080,257	2,080,234	(23)
5-Year U.S. Treasury Note Futures	65	Long	Sep 2025	7,058,051	7,085,000	26,949
German Euro BOBL Futures	6	Long	Sep 2025	835,101	831,727	(3,374)
German Euro BUND Futures	7	Long	Sep 2025	1,079,411	1,073,172	(6,239)
Ultra 10-Year U.S. Treasury Note Futures	3	Long	Sep 2025	341,057	342,797	1,740
Ultra U.S. Treasury Bond Futures	26	Long	Sep 2025	2,997,718	3,097,250	99,532
10-Year Korea Treasury Bond Futures	22	Short	Sep 2025	(1,925,415)	(1,930,542)	(5,127)
Euro-BTP Italian Government Bond Futures	56	Short	Sep 2025	(7,971,037)	(7,981,794)	(10,757)
Euro-Buxl Futures	4	Short	Sep 2025	(574,977)	(559,479)	15,498
Euro-OAT Futures	38	Short	Sep 2025	(5,576,997)	(5,543,342)	33,655
The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.K. Long Gilt Bond Futures	5	Short	Sep 2025	$(639,388)	$(638,488)	$900
U.S. Treasury Long Bond Futures	7	Short	Sep 2025	(781,286)	(808,281)	(26,995)
						$337,204

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	833,000	USD	541,898	GSI	7/31/2025	$6,631	—
AUD	433,000	USD	282,711	HSBC	7/31/2025	2,418	—
AUD	2,084,100	USD	1,353,257	JPM	7/31/2025	19,119	—
AUD	409,000	USD	267,039	SCB	7/31/2025	2,287	—
BRL	61,733,000	USD	11,247,446	DB	7/2/2025	114,927	—
BRL	51,758,000	USD	9,433,831	GSI	7/2/2025	92,590	—
BRL	9,975,000	USD	1,810,831	HSBC	7/2/2025	25,138	—
BRL	8,513,000	USD	1,537,920	DB	8/4/2025	16,853	—
BRL	155,000	USD	27,415	BARC	9/3/2025	678	—
BRL	40,000	USD	6,898	CITI	9/3/2025	352	—
BRL	350,000	USD	61,694	JPM	9/3/2025	1,743	—
BRL	30,000	USD	5,177	MSI	9/3/2025	260	—
CAD	1,495,000	USD	1,092,471	BARC	7/31/2025	6,976	—
CHF	15,000	USD	18,455	GSI	7/31/2025	519	—
CLP	314,843,000	USD	331,581	MSI	7/31/2025	6,375	—
CLP	1,623,000	USD	1,735	BOA	9/17/2025	6	—
CLP	48,274,000	USD	51,634	DB	9/17/2025	175	—
CNY	243,000	USD	34,137	BARC	9/17/2025	10	—
CNY	1,363,000	USD	191,200	HSBC	9/17/2025	331	—
COP	6,225,532,000	USD	1,521,726	CITI	7/31/2025	—	$(3,606)
COP	3,156,598,000	USD	776,913	HSBC	7/31/2025	—	(7,165)
COP	206,700,000	USD	49,857	CITI	9/17/2025	206	—
COP	421,300,000	USD	101,984	GSI	9/17/2025	56	—
CZK	42,040,000	USD	1,995,822	BARC	7/31/2025	8,758	—
CZK	14,940,000	USD	700,537	JPM	7/31/2025	11,842	—
CZK	960,000	USD	45,171	DB	9/17/2025	672	—
CZK	6,592,000	USD	305,155	MSI	9/17/2025	9,636	—
EGP	2,240,000	USD	42,537	CITI	8/14/2025	1,917	—
EGP	2,930,000	USD	57,553	CITI	9/17/2025	—	(155)
EGP	697,000	USD	12,469	HSBC	10/27/2025	958	—
EGP	2,290,000	USD	38,840	CITI	1/8/2026	3,927	—
EGP	2,380,000	USD	40,325	HSBC	1/8/2026	4,122	—
EGP	1,049,000	USD	18,102	CITI	1/26/2026	1,356	—
EGP	1,928,000	USD	33,293	CITI	1/27/2026	2,456	—
EUR	1,455,600	USD	1,681,138	DB	7/31/2025	36,773	—
EUR	91,000	USD	105,131	HSBC	7/31/2025	2,268	—
EUR	101,000	USD	118,666	SSB	7/31/2025	535	—
EUR	63,000	USD	72,366	CITI	9/17/2025	2,222	—
GBP	1,131,300	USD	1,518,643	JPM	7/31/2025	34,434	—
HKD	100,000	USD	12,785	GSI	7/31/2025	—	(8)
HKD	200,000	USD	25,557	SSB	7/31/2025	—	(3)
HUF	536,882,000	USD	1,533,007	MSI	7/31/2025	47,133	—
HUF	16,500,000	USD	46,930	BARC	9/17/2025	1,509	—
HUF	19,800,000	USD	56,177	DB	9/17/2025	1,951	—
HUF	29,560,000	USD	83,975	GSI	9/17/2025	2,805	—
HUF	63,108,000	USD	178,991	MSI	9/17/2025	6,277	—
IDR	14,765,504,000	USD	898,254	DB	7/31/2025	14,323	—
IDR	3,161,278,000	USD	193,649	DB	9/17/2025	1,564	—
INR	26,910,000	USD	313,198	HSBC	7/31/2025	385	—
INR	4,270,000	USD	49,767	CITI	9/17/2025	—	(122)
INR	3,940,000	USD	45,788	DB	9/17/2025	20	—
INR	8,407,000	USD	97,752	GSI	9/17/2025	—	(9)
JPY	47,000,000	USD	326,387	BARC	7/31/2025	1,050	—
JPY	84,300,000	USD	581,415	CITI	7/31/2025	5,882	—
JPY	84,488,000	USD	583,714	JPM	7/31/2025	4,893	—
The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KRW	2,019,313,000	USD	1,478,267	BARC	7/31/2025	$16,758	—
KRW	38,930,000	USD	28,787	BARC	9/17/2025	122	—
KRW	116,560,000	USD	86,086	DB	9/17/2025	470	—
KZT	22,100,000	USD	41,269	CITI	7/10/2025	1,158	—
KZT	18,100,000	USD	34,319	CITI	8/13/2025	85	—
KZT	49,100,000	USD	93,666	BOA	9/17/2025	—	$(1,364)
MXN	3,957,000	USD	206,753	GSI	7/31/2025	3,491	—
MXN	6,430,000	USD	339,742	HSBC	7/31/2025	1,897	—
MXN	270,000	USD	14,184	BOA	9/17/2025	88	—
MXN	540,000	USD	28,128	DB	9/17/2025	418	—
MXN	6,919,000	USD	359,012	MSI	9/17/2025	6,741	—
MYR	1,116,000	USD	264,716	HSBC	9/17/2025	840	—
NGN	67,457,000	USD	42,029	CITI	8/6/2025	982	—
NGN	38,885,000	USD	24,092	MSI	9/17/2025	124	—
NOK	14,976,000	USD	1,488,752	BOA	7/31/2025	—	(2,702)
NZD	1,630,000	USD	977,800	SCB	7/31/2025	16,684	—
PEN	433,000	USD	118,848	CITI	9/17/2025	3,122	—
PEN	80,000	USD	22,554	DB	9/17/2025	—	(19)
PHP	25,669,000	USD	446,010	JPM	7/31/2025	9,512	—
PLN	320,000	USD	88,314	MSI	7/31/2025	406	—
PLN	205,000	USD	54,854	DB	9/17/2025	1,919	—
PLN	35,000	USD	9,623	GSI	9/17/2025	70	—
PLN	1,637,000	USD	436,947	MSI	9/17/2025	16,403	—
RON	422,000	USD	94,974	DB	9/17/2025	2,410	—
RSD	6,748,000	USD	65,773	CITI	9/17/2025	2,070	—
SGD	15,000	USD	11,704	HSBC	7/31/2025	118	—
SGD	45,000	USD	35,269	DB	9/17/2025	320	—
THB	15,554,000	USD	478,717	BARC	9/17/2025	2,514	—
THB	810,000	USD	24,961	DB	9/17/2025	99	—
TRY	2,000,000	USD	47,585	GSI	7/18/2025	1,992	—
TRY	9,167,000	USD	221,942	BARC	7/31/2025	2,960	—
TRY	1,785,000	USD	41,302	BARC	9/17/2025	577	—
TRY	4,146,000	USD	95,581	GSI	9/17/2025	1,693	—
TRY	2,510,000	USD	45,324	MSI	4/27/2026	4,052	—
TRY	24,005,000	USD	430,077	CITI	4/28/2026	41,797	—
USD	485,301	AUD	746,000	GSI	7/31/2025	—	(5,938)
USD	253,527	AUD	389,000	HSBC	7/31/2025	—	(2,628)
USD	7,299,704	AUD	11,242,000	JPM	7/31/2025	—	(103,129)
USD	238,964	AUD	366,000	SCB	7/31/2025	—	(2,047)
USD	29,394	AUD	45,000	JPM	9/17/2025	—	(269)
USD	11,302,026	BRL	61,733,000	DB	7/2/2025	—	(60,364)
USD	9,133,594	BRL	51,758,000	GSI	7/2/2025	—	(392,813)
USD	1,769,360	BRL	9,975,000	HSBC	7/2/2025	—	(66,608)
USD	9,614,481	BRL	53,220,000	DB	8/4/2025	—	(105,356)
USD	60,353	BRL	335,000	HSBC	8/4/2025	—	(829)
USD	205,056	BRL	1,161,000	CITI	9/3/2025	—	(5,369)
USD	99,115	BRL	552,000	GSI	9/3/2025	—	(932)
USD	185,820	BRL	1,074,000	MSI	9/3/2025	—	(8,837)
USD	667,906	CAD	914,000	BARC	7/31/2025	—	(4,265)
USD	36,698	CAD	50,000	JPM	9/17/2025	—	(161)
USD	32,979	CAD	45,000	SCB	9/17/2025	—	(194)
USD	1,496,054	CHF	1,216,000	GSI	7/31/2025	—	(42,086)
USD	50,552	CLP	48,000,000	MSI	7/31/2025	—	(972)
USD	359,958	CNY	2,577,000	BOA	7/31/2025	—	(837)
USD	46,631	CNY	333,000	DB	9/17/2025	—	(162)
USD	34,224	CNY	244,000	MSI	9/17/2025	—	(63)
USD	4,950,740	COP	20,253,971,000	CITI	7/31/2025	11,731	—
USD	482,540	COP	1,960,558,000	HSBC	7/31/2025	4,450	—
USD	166,858	COP	708,205,000	BOA	9/17/2025	—	(4,671)
USD	1,668,623	CZK	36,069,000	BARC	7/31/2025	—	(51,244)
USD	37,040	CZK	800,000	CITI	9/17/2025	—	(1,162)
USD	28,443	EGP	1,460,000	CITI	8/14/2025	—	(531)
USD	15,105	EGP	780,000	MSI	8/14/2025	—	(375)
USD	4,651	EGP	240,000	BOA	9/17/2025	—	(51)
USD	13,035	EGP	697,000	MSI	10/27/2025	—	(392)
USD	5,978	EGP	330,000	MSI	1/8/2026	—	(185)
The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	6,558,224	EUR	5,678,386	DB	7/31/2025	—	$(143,454)
USD	418,564	EUR	359,000	JPM	7/31/2025	—	(5,131)
USD	3,113,289	EUR	2,652,000	SSB	7/31/2025	—	(16,623)
USD	27,565	EUR	24,000	CITI	9/17/2025	—	(850)
USD	425,596	EUR	370,000	DB	9/17/2025	—	(12,463)
USD	20,983	EUR	18,000	MSI	9/17/2025	—	(328)
USD	3,232,470	GBP	2,408,000	JPM	7/31/2025	—	(73,294)
USD	70,195	GBP	52,000	CITI	9/17/2025	—	(1,218)
USD	35,722	GBP	26,000	DB	9/17/2025	$16	—
USD	24,931	HKD	195,000	GSI	7/31/2025	16	—
USD	626,951	HUF	218,800,000	MSI	7/31/2025	—	(17,015)
USD	101,749	HUF	34,837,000	MSI	9/17/2025	—	(523)
USD	1,201,849	IDR	19,756,000,000	DB	7/31/2025	—	(19,164)
USD	68,921	IDR	1,139,000,000	DB	9/17/2025	—	(1,414)
USD	36,132	IDR	593,895,000	MSI	9/17/2025	—	(542)
USD	350,288	ILS	1,220,000	JPM	7/31/2025	—	(11,968)
USD	793,714	INR	68,861,000	MSI	7/31/2025	—	(8,726)
USD	44,993	INR	3,920,000	DB	9/17/2025	—	(583)
USD	17,358	INR	1,500,000	MSI	9/17/2025	—	(81)
USD	836,732	JPY	121,112,000	JPM	7/31/2025	—	(7,024)
USD	6,945	JPY	1,000,000	SSB	7/31/2025	—	(21)
USD	115,210	KRW	155,490,000	MSI	9/17/2025	—	(254)
USD	31,731	KZT	16,600,000	DB	7/10/2025	—	(137)
USD	34,092	KZT	17,900,000	DB	9/17/2025	442	—
USD	935,200	MXN	17,881,000	GSI	7/31/2025	—	(14,856)
USD	27,164	MXN	520,000	CITI	9/17/2025	—	(324)
USD	10,524	MXN	200,000	MSI	9/17/2025	—	(48)
USD	599,253	MYR	2,550,000	HSBC	7/31/2025	—	(6,359)
USD	37,783	MYR	160,000	HSBC	9/17/2025	—	(290)
USD	12,932,637	NOK	130,095,000	BOA	7/31/2025	23,470	—
USD	8,447,468	NZD	14,082,000	SCB	7/31/2025	—	(144,141)
USD	27,255	NZD	45,000	GSI	9/17/2025	—	(245)
USD	55,528	PEN	200,000	SCB	7/31/2025	—	(891)
USD	141,130	PEN	507,000	CITI	9/17/2025	—	(1,684)
USD	1,708,954	PLN	6,377,000	MSI	7/31/2025	—	(59,065)
USD	165,593	PLN	618,000	BARC	9/17/2025	—	(5,555)
USD	98,912	RON	435,000	GSI	7/31/2025	—	(1,800)
USD	7,484	RSD	762,000	CITI	7/31/2025	—	(178)
USD	1,056,557	SEK	10,165,000	BARC	7/31/2025	—	(19,881)
USD	441,994	SEK	4,220,000	JPM	7/31/2025	—	(4,889)
USD	1,499,686	SGD	1,922,000	HSBC	7/31/2025	—	(15,153)
USD	3,934	SGD	5,000	SSB	7/31/2025	—	(7)
USD	78,424	SGD	100,000	BOA	9/17/2025	—	(663)
USD	938,225	THB	30,740,000	HSBC	7/31/2025	—	(9,364)
USD	49,098	TRY	2,000,000	GSI	7/18/2025	—	(479)
USD	562,178	TRY	24,005,000	CITI	7/28/2025	—	(28,158)
USD	46,848	TRY	1,935,000	BARC	7/31/2025	—	(625)
USD	81,765	TRY	3,520,000	BARC	9/17/2025	—	(821)
USD	3,124	TRY	135,000	GSI	9/17/2025	—	(44)
USD	8,299	UYU	360,000	JPM	7/23/2025	—	(697)
USD	4,393	UYU	180,000	DB	7/31/2025	—	(99)
USD	1,037,010	ZAR	18,780,000	HSBC	7/31/2025	—	(21,500)
USD	200,497	ZAR	3,574,000	MSI	9/17/2025	—	(257)
UYU	360,000	USD	8,039	HSBC	7/23/2025	956	—
ZAR	18,900,000	USD	1,043,636	HSBC	7/31/2025	21,638	—
						$711,929	$(1,536,509)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	41,500,000	NOK	NOK NIBOR NIBR	Fixed 4.340%	Annual	Semi-Annual	Jun 2027	$(811)	$31,337	$30,526
The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	9,355,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	$(41,292)	$(41,292)
Centrally cleared	15,265,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(67,290)	(67,290)
Centrally cleared	12,020,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(49,041)	(49,041)
Centrally cleared	12,025,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(47,034)	(47,034)
Centrally cleared	450,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	(4,900)	(4,900)
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(72,632)	(72,632)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(17,413)	(17,413)
Centrally cleared	141,490,000	INR	Fixed 6.055%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(24,482)	(24,482)
Centrally cleared	227,800,000	INR	Fixed 6.033%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(37,023)	(37,023)
Centrally cleared	144,590,000	INR	Fixed 5.952%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(17,973)	(17,973)
Centrally cleared	21,340,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	(13,107)	(13,107)
Centrally cleared	840,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	(3,446)	(3,446)
Centrally cleared	1,240,000	CHF	Fixed 0.785%	CHF SARON Compounded OIS	Annual	Annual	Dec 2034	—	5,151	5,151
Centrally cleared	2,120,000	SGD	Fixed 2.414%	SGD SORA Compounded OIS	Semi-Annual	Semi-Annual	Jun 2035	—	(66,613)	(66,613)
Centrally cleared	9,205,000	THB	Fixed 1.738%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(3,550)	(3,550)
Centrally cleared	30,025,000	THB	Fixed 1.738%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(11,581)	(11,581)
Centrally cleared	6,135,000	THB	Fixed 1.770%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(2,925)	(2,925)
Centrally cleared	20,015,000	THB	Fixed 1.770%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(9,543)	(9,543)
Centrally cleared	920,000	ILS	Fixed 4.342%	ILS SHIR Compounded OIS	Annual	Annual	Sep 2035	—	(7,175)	(7,175)
Centrally cleared	600,000	SGD	Fixed 2.061%	SGD SORA Compounded OIS	Semi-Annual	Semi-Annual	Sep 2035	—	(2,858)	(2,858)
Centrally cleared	1,150,000	CHF	Fixed 0.800%	CHF SARON Compounded OIS	Annual	Annual	Sep 2035	—	10,184	10,184
Centrally cleared	6,530,000	SEK	Fixed 2.590%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2055	$6,409	(2,551)	3,858
								$5,598	$(455,757)	$(450,159)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	555,000	USD	$555,000	1.000%	Quarterly	Jun 2030	$21,373	$(9,606)	$11,767
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,583	(1,752)	5,831
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,423	(1,592)	5,831
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,078	(1,247)	5,831
BARC	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	6,042	(211)	5,831
BARC	People's Republic of China	1,830,000	USD	1,830,000	1.000%	Quarterly	Jun 2030	(38,798)	(2,736)	(41,534)
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	9,397	(2,306)	7,091
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	8,923	(1,832)	7,091
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	8,813	(1,722)	7,091
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	8,485	(1,394)	7,091
BARC	Petroleo Brasileiro SA	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	7,442	(222)	7,220
BARC	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	6,964	(84)	6,880
BARC	Republic of Chile	525,000	USD	525,000	1.000%	Quarterly	Jun 2030	(9,294)	(1,938)	(11,232)
BARC	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(5,093)	(470)	(5,563)
BARC	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(5,146)	(417)	(5,563)
The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Colombia	285,000	USD	$285,000	1.000%	Quarterly	Jun 2030	$15,201	$(458)	$14,743
BARC	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(1,995)	(756)	(2,751)
BARC	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,292)	(459)	(2,751)
BARC	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,752	(915)	10,837
BARC	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,577	(740)	10,837
BARC	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,585	252	10,837
BARC	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(1,235)	(982)	(2,217)
BARC	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,134)	(83)	(2,217)
BARC	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,631	(22)	10,609
BARC	United Mexican States	1,615,000	USD	1,615,000	1.000%	Quarterly	Jun 2030	12,083	(7,476)	4,607
BARC	United Mexican States	270,000	USD	270,000	1.000%	Quarterly	Jun 2030	539	231	770
BOA	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	6,093	(262)	5,831
BOA	Petroleo Brasileiro SA	560,000	USD	560,000	1.000%	Quarterly	Jun 2030	22,793	(8,352)	14,441
BOA	Petroleo Brasileiro SA	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,571	(480)	7,091
BOA	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(4,905)	(658)	(5,563)
BOA	Republic of Colombia	285,000	USD	285,000	1.000%	Quarterly	Jun 2030	14,675	68	14,743
BOA	Republic of Colombia	285,000	USD	285,000	1.000%	Quarterly	Jun 2030	15,111	(368)	14,743
BOA	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(1,996)	(755)	(2,751)
BOA	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,473)	(278)	(2,751)
BOA	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	12,605	(1,768)	10,837
BOA	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	12,171	(1,334)	10,837
CITI	Barclays PLC	100,000	EUR	103,256	1.000%	Quarterly	Dec 2029	374	(339)	35
DB	Republic of Colombia	285,000	USD	285,000	1.000%	Quarterly	Jun 2030	15,364	(621)	14,743
DB	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,319)	102	(2,217)
GSI	Emirate of Abu Dhabi	2,080,000	USD	2,080,000	1.000%	Quarterly	Jun 2030	(60,174)	(1,732)	(61,906)
GSI	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,767	(1,936)	5,831
GSI	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Jun 2030	7,529	(1,698)	5,831
GSI	Government of Malaysia	1,570,000	USD	1,570,000	1.000%	Quarterly	Jun 2030	(32,389)	(6,832)	(39,221)
GSI	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,595)	(156)	(2,751)
GSI	Societe Generale SA	15,000	EUR	16,309	1.000%	Quarterly	Jun 2030	186	(75)	111
GSI	State of Qatar	2,855,000	USD	2,855,000	1.000%	Quarterly	Jun 2030	(83,912)	(2,596)	(86,508)
JPM	People's Republic of China	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(6,340)	325	(6,015)
JPM	Republic of Indonesia	795,000	USD	795,000	1.000%	Quarterly	Jun 2030	(5,812)	(2,440)	(8,252)
JPM	Republic of South Africa	560,000	USD	560,000	1.000%	Quarterly	Jun 2030	25,757	(4,538)	21,219
MSI	Federative Republic of Brazil	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,172	(4,235)	5,937
MSI	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2030	(5,037)	(526)	(5,563)
MSI	Republic of Chile	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(5,619)	(50)	(5,669)
MSI	Republic of Chile	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(5,523)	(146)	(5,669)
MSI	Republic of Colombia	285,000	USD	285,000	1.000%	Quarterly	Jun 2030	15,430	(687)	14,743
MSI	Republic of Colombia	285,000	USD	285,000	1.000%	Quarterly	Jun 2030	15,447	(704)	14,743
MSI	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	12,110	(1,273)	10,837
MSI	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,549	(712)	10,837
MSI	Republic of Panama	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,697	140	10,837
MSI	Republic of Peru	265,000	USD	265,000	1.000%	Quarterly	Jun 2030	(2,609)	392	(2,217)
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	12,837	(2,228)	10,609
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	12,506	(1,897)	10,609
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	12,636	(2,027)	10,609
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,880	(1,271)	10,609
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	11,126	(517)	10,609
MSI	Republic of South Africa	280,000	USD	280,000	1.000%	Quarterly	Jun 2030	10,564	45	10,609
MSI	United Mexican States	270,000	USD	270,000	1.000%	Quarterly	Jun 2030	2,142	(1,372)	770
MSI	United Mexican States	270,000	USD	270,000	1.000%	Quarterly	Jun 2030	2,498	(1,728)	770
				$28,139,565				$183,791	$(94,456)	$89,335
Centrally cleared	CDX.EM.42	8,325,000	USD	8,325,000	1.000%	Quarterly	Dec 2029	186,681	(64,398)	122,283
Centrally cleared	CDX.NA.HY.44	750,000	USD	750,000	5.000%	Quarterly	Jun 2030	(51,870)	(5,601)	(57,471)
Centrally cleared	CDX.NA.IG.44	2,100,000	USD	2,100,000	1.000%	Quarterly	Jun 2030	(44,597)	(2,553)	(47,150)
Centrally cleared	iTraxx Europe Crossover Series 43 Version 1	2,175,000	EUR	2,480,112	5.000%	Quarterly	Jun 2030	(214,813)	(27,936)	(242,749)
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Senior Financials Series 43 Version 1	1,870,000	EUR	2,105,526	1.000%	Quarterly	Jun 2030	$(38,122)	$(5,160)	$(43,282)
Centrally cleared	iTraxx Europe Series 43 Version 1	940,000	EUR	1,051,860	1.000%	Quarterly	Jun 2030	(21,425)	(2,577)	(24,002)
Centrally cleared	iTraxx Europe Sub Financials Series 43 Version 1	1,410,000	EUR	1,621,232	1.000%	Quarterly	Jun 2030	3,066	(2,878)	188
				$18,433,730				$(181,080)	$(111,103)	$(292,183)
				$46,573,295				$2,711	$(205,559)	$(202,848)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American PLC	0.626%	260,000	EUR	$284,869	5.000%	Quarterly	Dec 2028	$31,236	$14,161	$45,397
BOA	Anglo American PLC	0.626%	260,000	EUR	285,675	5.000%	Quarterly	Dec 2028	31,127	14,270	45,397
CITI	Danske Bank AS	0.967%	100,000	EUR	103,630	1.000%	Quarterly	Dec 2029	—	200	200
GSI	Lloyds Banking Group PLC	1.043%	15,000	EUR	16,273	1.000%	Quarterly	Jun 2030	(146)	116	(30)
					$690,447				$62,217	$28,747	$90,964
Centrally cleared	CDX.NA.HY.44	3.186%	299,625	USD	299,625	5.000%	Quarterly	Jun 2030	15,219	7,741	22,960
					$299,625				$15,219	$7,741	$22,960
					$990,072				$77,436	$36,488	$113,924
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,900,000	Sep 2025	JPM	—	$(110,189)	$(110,189)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,315,000	Dec 2025	JPM	—	(33,685)	(33,685)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,420,000	Sep 2025	MSI	—	(55,367)	(55,367)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,790,000	Sep 2025	MSI	—	(96,419)	(96,419)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,780,000	Sep 2025	MSI	—	(97,411)	(97,411)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	535,000	Sep 2025	MSI	—	(13,317)	(13,317)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,780,000	Sep 2025	MSI	—	(71,206)	(71,206)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	2,140,000	Sep 2025	MSI	—	(34,563)	(34,563)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	2,145,000	Sep 2025	MSI	—	(50,006)	(50,006)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	2,810,000	Sep 2025	MSI	—	(72,003)	(72,003)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,845,000	Dec 2025	MSI	—	(58,674)	(58,674)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	6,650,000	Dec 2025	MSI	—	(49,415)	(49,415)
								—	$(742,255)	$(742,255)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	210,000	USD	$210,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	$47,970	$47,970
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(36,335)	362,763	326,428
			$1,910,000						$(36,335)	$410,733	$374,398
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 56.3%
U.S. Government – 17.7%
U.S. Treasury Bonds
1.375%, 08/15/2050	$145,252,000	$71,616,045
1.625%, 11/15/2050	29,040,000	15,299,316
2.500%, 02/15/2045	60,927,000	42,891,656
3.375%, 11/15/2048	41,623,000	32,926,069
4.000%, 11/15/2042	170,759,000	155,784,237
4.625%, 11/15/2044 to 02/15/2055	117,858,000	114,769,244
4.750%, 11/15/2043 to 02/15/2045	13,239,000	13,210,876
U.S. Treasury Notes
3.875%, 06/30/2030	127,341,000	127,828,477
4.000%, 01/31/2031 to 06/30/2032	219,049,000	219,453,729
4.125%, 07/31/2031	11,428,000	11,559,243
4.250%, 06/30/2031 to 05/15/2035	173,855,000	175,987,178
		981,326,070
U.S. Government Agency – 38.6%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	64,674,624	53,401,982
2.500%, 08/01/2051 to 12/01/2051	32,507,190	27,404,271
3.000%, 03/01/2043 to 06/01/2052	103,539,972	91,851,541
3.500%, 04/01/2044 to 07/01/2052	135,031,513	123,490,126
4.000%, 08/01/2037 to 04/01/2053	132,177,288	124,668,107
4.500%, 12/01/2037 to 02/01/2054	77,125,917	74,503,863
5.000%, 08/01/2052 to 12/01/2054	215,829,611	213,179,381
5.500%, 06/01/2053 to 04/01/2055	81,686,975	82,407,437
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	81,252,460	69,067,844
2.500%, 08/01/2035 to 03/01/2052	197,115,490	169,033,676
3.000%, 03/01/2033 to 05/01/2052	204,182,719	180,532,989
3.500%, 06/01/2042 to 09/01/2052	169,261,743	154,761,731
4.000%, 10/01/2037 to 07/01/2052	269,995,025	256,467,608
4.500%, 11/01/2037 to 05/01/2053	272,432,489	263,604,784
5.000%, 07/01/2052 to 11/01/2054	160,785,988	158,820,148
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.500%, 12/01/2052 to 04/01/2055	$99,280,312	$100,065,666
		2,143,261,154
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,263,333,051)		$3,124,587,224
CORPORATE BONDS – 29.1%
Communication services – 1.1%
AT&T, Inc.
2.750%, 06/01/2031	10,797,000	9,789,690
3.550%, 09/15/2055	10,796,000	7,284,578
4.500%, 05/15/2035	3,439,000	3,276,988
Charter Communications Operating LLC
2.800%, 04/01/2031	9,513,000	8,482,682
6.384%, 10/23/2035	7,578,000	7,959,237
Netflix, Inc. 4.875%, 06/15/2030 (A)	7,860,000	8,042,129
T-Mobile USA, Inc. 3.875%, 04/15/2030	16,003,000	15,542,398
		60,377,702
Consumer discretionary – 0.6%
AutoNation, Inc. 4.750%, 06/01/2030	4,455,000	4,429,590
Ford Motor Credit Company LLC
4.000%, 11/13/2030	6,753,000	6,165,146
6.054%, 11/05/2031	5,679,000	5,649,705
General Motors Financial Company, Inc. 5.600%, 06/18/2031	14,276,000	14,560,688
Hyundai Capital America 5.400%, 01/08/2031 (A)	4,475,000	4,569,169
		35,374,298

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 0.5%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	$4,160,000	$4,348,485
JBS USA LUX SA
3.625%, 01/15/2032	5,127,000	4,688,076
5.750%, 04/01/2033	5,554,000	5,709,068
5.950%, 04/20/2035 (A)	1,414,000	1,464,876
Kenvue, Inc. 4.850%, 05/22/2032	6,913,000	6,996,149
Mars, Inc. 5.000%, 03/01/2032 (A)	3,392,000	3,437,094
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,414,000	3,609,554
		30,253,302
Energy – 4.0%
Aker BP ASA
3.100%, 07/15/2031 (A)	1,302,000	1,162,656
3.750%, 01/15/2030 (A)	1,411,000	1,343,572
4.000%, 01/15/2031 (A)	1,997,000	1,896,708
5.800%, 10/01/2054 (A)	2,495,000	2,274,527
Antero Resources Corp. 5.375%, 03/01/2030 (A)	6,088,000	6,126,951
Cheniere Energy Partners LP
3.250%, 01/31/2032	12,750,000	11,429,562
5.550%, 10/30/2035 (A)	2,672,000	2,693,008
5.950%, 06/30/2033	5,442,000	5,680,552
Cheniere Energy, Inc. 5.650%, 04/15/2034	1,652,000	1,691,945
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (A)	3,909,000	3,957,051
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (A)	1,723,000	1,818,850
6.036%, 11/15/2033 (A)	6,630,000	6,956,745
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	3,577,000	3,007,121
4.900%, 06/01/2044	3,549,000	2,788,300
5.750%, 01/15/2031 (A)	6,120,000	6,178,653
DT Midstream, Inc.
4.375%, 06/15/2031 (A)	10,723,000	10,268,179
5.800%, 12/15/2034 (A)	2,130,000	2,169,218
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	6,888,000	6,868,723
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,184,000	8,216,417
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	3,176,000	3,536,057
Energy Transfer LP
5.150%, 03/15/2045	3,478,000	3,064,729
5.400%, 10/01/2047	7,516,000	6,693,157
5.600%, 09/01/2034	3,044,000	3,091,529
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	9,537,000	9,436,067
Expand Energy Corp. 4.750%, 02/01/2032	6,234,000	6,061,854
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Harbour Energy PLC 6.327%, 04/01/2035 (A)	$8,400,000	$8,350,653
MPLX LP
4.950%, 09/01/2032	3,400,000	3,368,555
5.000%, 03/01/2033	3,412,000	3,364,526
Occidental Petroleum Corp.
5.375%, 01/01/2032	2,492,000	2,471,494
6.050%, 10/01/2054	6,181,000	5,663,089
6.450%, 09/15/2036	8,761,000	8,963,577
6.625%, 09/01/2030	2,127,000	2,249,047
ONEOK, Inc.
6.050%, 09/01/2033	5,628,000	5,905,215
6.625%, 09/01/2053	5,695,000	5,918,611
Ovintiv, Inc.
6.250%, 07/15/2033	2,314,000	2,389,067
7.200%, 11/01/2031	649,000	701,198
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	11,259,000	11,240,164
Saudi Arabian Oil Company 5.250%, 07/17/2034 (A)	1,672,000	1,689,380
Targa Resources Corp.
5.500%, 02/15/2035	5,603,000	5,622,628
6.150%, 03/01/2029	3,959,000	4,163,497
Targa Resources Partners LP 4.000%, 01/15/2032	4,143,000	3,861,228
Var Energi ASA
5.875%, 05/22/2030 (A)	5,034,000	5,157,276
8.000%, 11/15/2032 (A)	11,393,000	12,912,009
Western Midstream Operating LP
4.050%, 02/01/2030	4,954,000	4,764,384
5.450%, 11/15/2034	1,952,000	1,913,740
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	1,920,000	1,941,961
5.700%, 09/30/2031 (A)	2,022,000	2,061,300
		223,084,730
Financials – 11.6%
Ally Financial, Inc.
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	2,094,000	2,131,280
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	3,319,000	3,385,308
8.000%, 11/01/2031	4,521,000	5,147,702
Apollo Debt Solutions BDC
6.700%, 07/29/2031	4,853,000	5,042,926
6.900%, 04/13/2029	1,662,000	1,734,897
Ares Capital Corp. 5.875%, 03/01/2029	2,432,000	2,479,807
Ares Strategic Income Fund
5.600%, 02/15/2030	4,613,000	4,599,045
5.700%, 03/15/2028	1,122,000	1,131,068
5.800%, 09/09/2030 (A)	5,296,000	5,314,504
6.200%, 03/21/2032	4,045,000	4,056,768
6.350%, 08/15/2029	1,889,000	1,936,657
Athene Global Funding
4.721%, 10/08/2029 (A)	3,479,000	3,471,260
5.322%, 11/13/2031 (A)	4,128,000	4,160,500
Athene Holding, Ltd.
3.500%, 01/15/2031	11,755,000	11,065,096
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	2,418,000	2,380,280
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (A)	3,422,000	3,458,140

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	$9,261,000	$8,466,412
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	15,228,000	13,665,985
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	15,672,000	15,422,361
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	12,552,000	12,548,298
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (B)	8,168,000	8,459,214
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	7,283,000	7,520,309
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	15,692,000	16,236,887
Blackstone Private Credit Fund
5.250%, 04/01/2030	4,767,000	4,724,490
5.950%, 07/16/2029	3,352,000	3,415,427
6.000%, 01/29/2032	4,590,000	4,615,377
7.300%, 11/27/2028	3,286,000	3,504,501
Blackstone Secured Lending Fund 5.350%, 04/13/2028	4,559,000	4,591,373
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	4,613,000	4,736,707
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(B)	1,922,000	2,059,290
BPCE SA 5.716%, (5.716% to 1-18-29, then Overnight SOFR + 1.959%), 01/18/2030 (A)	4,423,000	4,553,775
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	5,783,000	5,534,039
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	9,542,000	10,129,067
Capital One Financial Corp. 6.700%, 11/29/2032	6,707,000	7,323,481
Citadel Finance LLC 5.900%, 02/10/2030 (A)	3,312,000	3,343,446
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	5,018,730
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	6,377,000	6,675,628
Citizens Financial Group, Inc.
3.250%, 04/30/2030	1,035,000	968,158
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	4,252,000	4,308,957
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	9,251,000	9,570,491
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citizens Financial Group, Inc. (continued)
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	$3,806,000	$4,102,397
CNO Financial Group, Inc.
5.250%, 05/30/2029	7,460,000	7,525,380
6.450%, 06/15/2034	2,070,000	2,170,883
CNO Global Funding 4.950%, 09/09/2029 (A)	4,077,000	4,118,840
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,333,000	3,413,964
Credit Agricole SA
3.250%, 01/14/2030 (A)	10,291,000	9,588,888
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	5,562,000	5,845,723
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (A)	5,425,000	5,486,482
Deutsche Bank AG
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	3,641,000	3,697,874
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	3,804,000	4,057,428
Enact Holdings, Inc. 6.250%, 05/28/2029	5,682,000	5,895,832
F&G Annuities & Life, Inc. 6.500%, 06/04/2029	2,989,000	3,081,893
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	2,420,000	2,435,015
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	4,235,000	4,407,291
First Citizens BancShares, Inc. 5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	5,649,000	5,678,857
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	3,392,000	3,440,877
GA Global Funding Trust 5.200%, 12/09/2031 (A)	4,053,000	4,056,883
HPS Corporate Lending Fund 5.950%, 04/14/2032	2,312,000	2,297,285
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	3,485,000	3,570,721
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	1,808,000	1,843,073
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	2,457,000	2,578,173
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	1,634,000	1,675,554

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Groep NV (continued)
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	$2,482,000	$2,638,552
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	4,595,000	4,806,452
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	2,662,000	2,433,854
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	10,565,000	9,769,457
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	1,872,000	1,875,512
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	5,672,000	5,691,374
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	5,767,000	5,872,319
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,182,000	6,296,101
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	5,681,000	5,781,112
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	3,242,000	3,366,353
KeyBank NA 5.000%, 01/26/2033	5,744,000	5,668,137
KeyCorp 5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	5,332,000	5,395,642
Lazard Group LLC
4.375%, 03/11/2029	4,073,000	4,024,561
6.000%, 03/15/2031	3,245,000	3,407,488
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	3,363,000	3,457,497
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (B)	3,030,000	2,964,795
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (B)	4,011,000	3,989,999
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	2,742,000	2,787,422
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	4,642,000	4,625,876
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (A)	1,381,000	1,380,072
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	4,283,000	4,024,431
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	4,274,000	4,212,787
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	$4,716,000	$4,938,450
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	2,499,000	2,164,003
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	9,696,000	8,239,032
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	9,578,000	9,778,648
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	6,945,000	7,029,782
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (B)	5,552,000	5,520,405
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (B)	8,497,000	9,165,323
NMI Holdings, Inc. 6.000%, 08/15/2029	5,245,000	5,381,895
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 09/25/2031 (A)(B)(C)	8,181,000	7,968,622
Radian Group, Inc. 6.200%, 05/15/2029	7,871,000	8,178,141
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	8,976,000	8,998,444
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	2,506,000	2,588,204
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	2,372,000	2,364,180
SBL Holdings, Inc. 5.000%, 02/18/2031 (A)	2,552,000	2,317,491
Sixth Street Lending Partners
5.750%, 01/15/2030	2,339,000	2,344,799
6.125%, 07/15/2030 (A)	2,294,000	2,335,912
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	7,843,000	6,367,061
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	3,287,000	3,356,581
The Charles Schwab Corp. 5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	3,582,000	3,805,199
The Goldman Sachs Group, Inc. 2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	15,280,000	13,581,673

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	$5,467,000	$5,479,570
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	4,018,000	4,141,231
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	3,752,000	3,969,161
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (B)	3,312,000	3,405,488
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	5,528,000	5,635,444
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	12,193,000	12,737,905
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	3,637,000	3,934,096
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	5,850,000	5,776,404
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	3,880,000	3,957,761
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	2,246,000	2,312,522
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	5,750,000	6,039,878
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	3,698,000	3,797,844
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	3,758,000	4,035,903
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(B)	3,908,000	3,887,606
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(B)	4,875,000	4,854,960
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(B)	4,471,000	5,170,314
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	17,039,000	15,560,866
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	4,297,000	4,313,529
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	3,556,000	3,647,878
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	$7,675,000	$8,389,014
		641,797,966
Health care – 2.3%
AbbVie, Inc. 5.050%, 03/15/2034	2,015,000	2,051,598
Amgen, Inc.
5.250%, 03/02/2030	6,536,000	6,734,576
5.250%, 03/02/2033	12,694,000	12,998,944
5.650%, 03/02/2053	6,451,000	6,298,730
Cencora, Inc. 2.800%, 05/15/2030	4,627,000	4,296,719
Centene Corp.
2.625%, 08/01/2031	7,216,000	6,182,693
4.625%, 12/15/2029	12,783,000	12,433,160
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	9,496,000	8,213,978
3.750%, 06/15/2029 (A)	5,488,000	5,268,395
HCA, Inc. 5.450%, 04/01/2031	4,457,000	4,595,784
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (A)	6,064,000	5,968,796
Icon Investments Six DAC 5.849%, 05/08/2029	2,297,000	2,382,915
IQVIA, Inc. 6.250%, 02/01/2029	2,930,000	3,062,292
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	5,425,000	5,408,691
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,161,000	8,825,040
Royalty Pharma PLC 5.150%, 09/02/2029	2,910,000	2,969,545
Solventum Corp.
5.400%, 03/01/2029	4,638,000	4,776,053
5.450%, 03/13/2031	8,294,000	8,612,087
UnitedHealth Group, Inc. 5.950%, 06/15/2055	2,527,000	2,566,352
Universal Health Services, Inc. 2.650%, 10/15/2030	5,928,000	5,285,515
Viatris, Inc. 4.000%, 06/22/2050	16,107,000	10,729,588
		129,661,451
Industrials – 2.4%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	14,669,000	13,289,965
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	2,957,000	2,961,710
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	1,362,947	1,324,973
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	5,640,756	5,453,050
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	3,534,405	3,380,513
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	2,936,625	2,838,745
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	3,549,827	3,275,444

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	$5,731,313	$5,177,081
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	4,515,095	4,146,197
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	5,162,746	4,544,812
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	1,602,700	1,510,812
Ashtead Capital, Inc.
5.500%, 08/11/2032 (A)	6,583,000	6,666,811
5.550%, 05/30/2033 (A)	4,798,000	4,845,628
BAE Systems PLC 5.250%, 03/26/2031 (A)	1,257,000	1,299,068
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,238,422	1,184,239
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (A)	2,171,196	2,081,690
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (A)	697,491	735,142
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	2,374,000	2,527,521
DAE Funding LLC 3.375%, 03/20/2028 (A)	6,526,000	6,264,872
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (A)	6,338,000	6,843,202
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	4,578,268	4,006,480
Stanley Black & Decker, Inc. 2.300%, 03/15/2030	3,867,000	3,462,033
The Boeing Company 6.528%, 05/01/2034	9,206,000	10,002,581
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028 (C)	6,203,315	5,927,184
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	2,120,548	1,988,870
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	5,611,846	5,726,321
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	6,290,743	6,416,602
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	4,366,665	4,346,341
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	4,797,880	4,842,116
Weir Group, Inc. 5.350%, 05/06/2030 (A)	4,112,000	4,169,568
		131,239,571
Information technology – 2.2%
Atlassian Corp. 5.250%, 05/15/2029	3,608,000	3,704,666
Broadcom, Inc.
3.419%, 04/15/2033 (A)	13,250,000	12,016,805
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
4.550%, 02/15/2032	$2,361,000	$2,339,157
CDW LLC
5.100%, 03/01/2030	1,946,000	1,959,622
5.550%, 08/22/2034	2,595,000	2,587,825
Dell International LLC
5.300%, 04/01/2032	5,643,000	5,767,748
5.400%, 04/15/2034	8,556,000	8,713,565
Foundry JV Holdco LLC
5.875%, 01/25/2034 (A)	4,745,000	4,821,527
6.150%, 01/25/2032 (A)	9,467,000	9,961,581
Marvell Technology, Inc. 5.950%, 09/15/2033	7,786,000	8,222,253
Micron Technology, Inc.
2.703%, 04/15/2032	2,913,000	2,533,981
5.300%, 01/15/2031	4,201,000	4,302,080
6.750%, 11/01/2029	8,359,000	9,035,321
Motorola Solutions, Inc.
2.300%, 11/15/2030	7,547,000	6,699,434
2.750%, 05/24/2031	7,931,000	7,110,560
Oracle Corp.
5.250%, 02/03/2032	4,016,000	4,119,556
5.550%, 02/06/2053	8,248,000	7,756,191
Qorvo, Inc.
3.375%, 04/01/2031 (A)	4,008,000	3,614,259
4.375%, 10/15/2029	3,050,000	2,960,070
TD SYNNEX Corp.
2.650%, 08/09/2031	2,185,000	1,885,741
6.100%, 04/12/2034	1,669,000	1,756,530
VMware LLC 4.700%, 05/15/2030	8,158,000	8,190,387
		120,058,859
Materials – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031 (A)	5,190,000	4,784,536
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	4,785,000	4,859,828
JH North America Holdings, Inc.
5.875%, 01/31/2031 (A)	1,058,000	1,067,238
6.125%, 07/31/2032 (A)	1,588,000	1,614,367
		12,325,969
Real estate – 1.2%
American Homes 4 Rent LP 4.950%, 06/15/2030	6,438,000	6,503,703
American Tower Corp.
5.200%, 02/15/2029	4,881,000	4,994,347
5.550%, 07/15/2033	4,181,000	4,312,866
5.650%, 03/15/2033	4,181,000	4,357,499
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	7,216,000	6,519,954
GLP Capital LP
3.250%, 01/15/2032	1,916,000	1,686,299
4.000%, 01/15/2030	2,026,000	1,946,968
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/2029 (A)	6,366,000	6,540,023
5.250%, 01/15/2035 (A)	6,686,000	6,716,916
Regency Centers LP 5.000%, 07/15/2032	5,222,000	5,281,715
VICI Properties LP
5.125%, 11/15/2031	5,875,000	5,882,290
5.125%, 05/15/2032	10,005,000	9,968,170
		64,710,750

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities – 3.0%
American Electric Power Company, Inc. 5.625%, 03/01/2033	$1,903,000	$1,978,248
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	2,391,232	2,517,243
Capital Power US Holdings, Inc.
5.257%, 06/01/2028 (A)	2,149,000	2,178,109
6.189%, 06/01/2035 (A)	3,631,000	3,746,787
CenterPoint Energy, Inc.
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	4,990,000	5,162,464
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	5,018,000	5,251,941
Constellation Energy Generation LLC 6.500%, 10/01/2053	3,014,000	3,234,430
Dominion Energy, Inc.
3.375%, 04/01/2030	4,662,000	4,430,420
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	3,886,000	4,088,010
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	2,015,000	2,161,958
Duke Energy Carolinas LLC 4.950%, 01/15/2033	4,993,000	5,080,346
Duke Energy Corp. 5.750%, 09/15/2033	6,099,000	6,405,773
Electricite de France SA 5.650%, 04/22/2029 (A)	7,718,000	8,007,058
Eversource Energy 5.125%, 05/15/2033	5,079,000	5,082,748
Exelon Corp.
5.125%, 03/15/2031	2,378,000	2,435,799
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	1,370,000	1,393,517
Georgia Power Company 4.950%, 05/17/2033	3,179,000	3,203,625
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	8,098,000	8,330,481
National Grid PLC 5.809%, 06/12/2033	7,098,000	7,460,022
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	12,135,000	10,928,560
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	3,173,000	3,240,127
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	1,142,000	1,167,353
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	2,781,000	2,865,704
NiSource, Inc. 3.600%, 05/01/2030	4,265,000	4,090,886
NRG Energy, Inc.
4.450%, 06/15/2029 (A)	4,211,000	4,142,889
7.000%, 03/15/2033 (A)	5,799,000	6,365,533
Pacific Gas & Electric Company
4.950%, 07/01/2050	2,999,000	2,417,218
5.800%, 05/15/2034	4,575,000	4,574,077
Sempra
5.500%, 08/01/2033	5,256,000	5,364,993
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	4,971,000	4,719,103
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	3,793,000	3,825,010
The Southern Company
5.200%, 06/15/2033	2,123,000	2,160,039
5.700%, 03/15/2034	4,792,000	5,007,510
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	5,146,000	5,295,095
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	$8,669,000	$8,541,735
6.000%, 04/15/2034 (A)	6,393,000	6,638,875
6.950%, 10/15/2033 (A)	4,932,000	5,415,755
		168,909,441
TOTAL CORPORATE BONDS (Cost $1,613,024,893)		$1,617,794,039
MUNICIPAL BONDS – 0.4%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,178,000	4,149,962
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,967,000	3,577,364
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	8,929,000	5,912,482
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,838,099
Regents of the University of California Medical Center 3.006%, 05/15/2050	8,900,000	5,736,483
TOTAL MUNICIPAL BONDS (Cost $30,628,737)		$21,214,390
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.9%
Commercial and residential – 3.8%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(D)	1,289,770	1,226,373
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(D)	4,279,938	3,608,098
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(D)	3,572,577	3,092,088
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	4,077,952	4,057,564
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	6,542,894	6,486,027
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(D)	1,995,126	1,798,563
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (A)(D)	5,739,000	5,941,225
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	1,415,963	1,327,686
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	7,135,000	7,276,530
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	1,692,000	1,753,847
Benchmark Mortgage Trust Series 2024-V12, Class A3 5.738%, 12/15/2057	5,560,000	5,790,945
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (D)	1,751,000	1,817,013
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(D)	1,662,776	1,554,182

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (A)	$2,429,000	$2,264,766
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 5.926%, 01/15/2034 (A)(E)	1,344,000	1,343,580
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,527,615
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 5.526%, 08/15/2036 (A)(E)	11,543,000	10,370,932
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	5,705,692	5,455,347
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	2,381,317	2,336,186
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (A)(D)	4,564,000	4,713,811
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (A)(D)	2,446,768	2,055,600
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(D)	2,603,894	2,170,873
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(D)	2,581,939	2,215,817
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(D)	6,110,556	5,265,028
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (A)(D)	2,811,000	2,290,203
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (A)(D)	5,184,922	4,257,010
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(D)	1,069,729	958,185
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(D)	1,690,504	1,454,266
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(D)	3,923,081	3,284,317
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(D)	5,672,171	4,784,405
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	3,086,883	3,057,116
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(D)	2,971,788	2,625,004
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(D)	513,029	439,578
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(D)	1,696,168	1,416,242
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(D)	6,410,867	5,217,846
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(D)	1,177,491	1,051,030
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust (continued)
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(D)	$1,352,185	$1,155,619
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(D)	2,663,384	2,308,999
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(D)	628,886	594,422
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(D)	1,704,198	1,527,979
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.649%, 01/13/2040 (A)(D)	4,732,000	4,877,989
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(D)	2,242,843	1,951,225
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(D)	1,357,391	1,270,144
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (A)(D)	1,876,922	1,759,353
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(D)	4,362,044	3,816,787
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.455%, 11/05/2041 (A)(D)	2,963,000	2,911,764
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (A)	1,245,033	1,166,971
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(D)	1,641,744	1,390,402
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(D)	3,068,577	2,531,938
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(D)	2,866,169	2,345,017
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(D)	3,807,722	3,386,287
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (A)	4,734,000	4,842,812
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (A)	5,978,000	6,243,130
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	8,579,000	7,495,679
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(D)	1,163,557	1,089,583
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(D)	4,462,219	4,040,909
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(D)	1,881,021	1,780,183
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(D)	2,187,234	2,098,972
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	3,003,319	2,720,311
Series 2024-1, Class A1, 4.824%, 03/25/2064 (A)(D)	5,719,868	5,809,031

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust (continued)
Series 2024-3, Class A1A, 5.107%, 07/25/2065 (A)(D)	$3,233,480	$3,296,081
Series 2024-4, Class A1A, 4.435%, 10/27/2064 (A)(D)	2,201,523	2,211,637
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.229%, 07/13/2044 (A)(D)	3,228,000	3,228,000
Verus Securitization Trust
Series 2020-5, Class A1, 2.218%, 05/25/2065 (A)	821,459	794,856
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(D)	1,970,981	1,756,707
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(D)	2,551,221	2,238,359
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(D)	1,130,986	938,428
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(D)	2,302,425	1,979,238
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(D)	1,921,076	1,776,367
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	1,109,017	1,062,459
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3 5.673%, 05/15/2058	3,175,000	3,308,161
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.349%, 07/15/2040 (A)(D)	2,231,000	2,274,397
		212,265,094
U.S. Government Agency – 1.1%
Government National Mortgage Association
Series 2012-114, Class IO, 0.630%, 01/16/2053	11,598,710	182,188
Series 2016-174, Class IO, 0.888%, 11/16/2056	9,193,662	384,939
Series 2017-109, Class IO, 0.229%, 04/16/2057	11,097,545	141,608
Series 2017-124, Class IO, 0.626%, 01/16/2059	11,479,711	400,355
Series 2017-135, Class IO, 0.697%, 10/16/2058	34,667,878	1,135,390
Series 2017-140, Class IO, 0.485%, 02/16/2059	18,210,047	496,674
Series 2017-159, Class IO, 0.430%, 06/16/2059	26,057,693	664,351
Series 2017-20, Class IO, 0.517%, 12/16/2058	24,164,315	546,664
Series 2017-22, Class IO, 0.775%, 12/16/2057	11,136,370	410,628
Series 2017-41, Class IO, 0.561%, 07/16/2058	7,902,454	209,875
Series 2017-46, Class IO, 0.652%, 11/16/2057	12,188,886	460,277
Series 2017-61, Class IO, 0.700%, 05/16/2059	13,930,179	503,278
Series 2018-158, Class IO, 0.795%, 05/16/2061	19,360,860	1,147,021
Series 2018-69, Class IO, 0.608%, 04/16/2060	20,414,156	922,289
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2019-131, Class IO, 0.803%, 07/16/2061	$25,933,512	$1,485,202
Series 2020-100, Class IO, 0.786%, 05/16/2062	27,529,814	1,656,444
Series 2020-108, Class IO, 0.847%, 06/16/2062	66,414,287	3,846,390
Series 2020-114, Class IO, 0.800%, 09/16/2062	65,132,638	3,531,980
Series 2020-118, Class IO, 0.884%, 06/16/2062	47,994,103	2,532,946
Series 2020-119, Class IO, 0.607%, 08/16/2062	26,418,978	1,231,397
Series 2020-120, Class IO, 0.769%, 05/16/2062	14,584,698	856,036
Series 2020-137, Class IO, 0.797%, 09/16/2062	85,153,476	4,942,401
Series 2020-150, Class IO, 0.965%, 12/16/2062	43,115,943	3,032,599
Series 2020-170, Class IO, 0.835%, 11/16/2062	55,886,641	3,621,225
Series 2020-92, Class IO, 0.881%, 02/16/2062	63,275,385	3,647,649
Series 2021-10, Class IO, 0.986%, 05/16/2063	40,265,122	2,977,763
Series 2021-11, Class IO, 1.021%, 12/16/2062	62,452,666	4,573,971
Series 2021-203, Class IO, 0.870%, 07/16/2063	52,999,719	3,458,332
Series 2021-3, Class IO, 0.870%, 09/16/2062	73,375,520	4,702,402
Series 2021-40, Class IO, 0.822%, 02/16/2063	18,994,612	1,172,448
Series 2022-181, Class IO, 0.719%, 07/16/2064	20,078,111	1,229,674
Series 2022-21, Class IO, 0.785%, 10/16/2063	18,212,507	1,023,765
Series 2023-197, Class IO, 1.241%, 09/16/2065	13,111,509	1,117,443
		58,245,604
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $347,225,100)		$270,510,698
ASSET-BACKED SECURITIES – 7.4%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	3,821,576	3,762,641
AGL Core CLO, Ltd. Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) 5.669%, 07/20/2037 (A)(E)	5,442,000	5,459,861
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	1,331,000	1,286,455
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	4,198,000	4,283,683
AMSR Trust
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	4,329,000	4,032,994
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (A)	1,763,000	1,682,562

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	$1,350,909	$1,243,102
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	7,497,128	7,151,206
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	5,559,000	5,703,757
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	5,314,300	4,882,799
Capital Automotive REIT
Series 2024-2A, Class A1 4.900%, 05/15/2054 (A)	1,211,140	1,206,837
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	4,021,620	3,912,777
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	7,376,698	7,429,141
CARS-DB8 LP Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	1,897,946	1,884,085
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	5,917,495	5,854,172
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	5,600,023	5,387,915
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (A)	3,528,000	3,555,744
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	5,663,568	5,260,951
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	3,829,775	3,511,011
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	2,654,939	2,422,655
Cloud Capital Holdco LP Series 2024-2A, Class A2 5.923%, 11/22/2049 (A)	3,609,000	3,621,948
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	4,135,000	4,157,071
Series 2025-1A, Class A1 5.316%, 05/25/2050 (A)	3,200,000	3,245,633
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (A)	1,873,000	1,893,605
Consolidated Communications LLC Series 2025-1A, Class A2 6.000%, 05/20/2055 (A)	3,904,000	4,025,728
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	6,638,000	6,476,811
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	6,239,000	6,075,420
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	8,989,000	8,792,936
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	6,603,000	6,351,317
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,724,995	2,695,890
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	$6,287,000	$5,979,845
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	2,664,000	2,537,950
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	5,659,950	5,280,957
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	5,269,298	5,035,413
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	6,276,653	5,865,786
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	7,189,670	7,441,436
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	6,316,000	6,330,844
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	6,871,000	6,613,954
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,329,007
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	7,413,000	7,593,207
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	1,758,221	1,750,483
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	3,837,866	3,818,448
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	6,407,000	6,258,123
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (A)	5,301,000	5,100,770
Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	5,519,000	5,554,560
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	6,355,114	6,192,392
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	4,771,043	4,845,497
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 6.560%, 04/20/2053 (A)	3,616,000	3,701,748
Series 2024-1A, Class A2 6.230%, 04/20/2054 (A)	5,456,000	5,575,269
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	4,569,529	4,523,785
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	2,311,475	2,029,861
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	7,652,160	7,156,226
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	2,957,648	2,742,748
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,967,812

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
New Economy Assets Phase 1 Sponsor LLC (continued)
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	$4,174,000	$3,826,896
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (A)	851,625	843,066
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	769,666	751,276
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 5.669%, 07/20/2037 (A)(E)	2,964,000	2,972,848
Progress Residential Trust
Series 2024-SFR1, Class A 3.350%, 02/17/2041 (A)	4,993,130	4,781,749
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (A)	4,080,000	3,865,758
Series 2025-SFR2, Class A 3.305%, 04/17/2042 (A)	2,702,000	2,543,792
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	6,011,000	5,959,467
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.736%, 01/15/2038 (A)(E)	3,022,000	3,029,325
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.625%, 04/15/2038 (A)(E)	3,091,000	3,087,439
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	6,701,000	6,852,597
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	3,998,400	3,728,244
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,661,313	2,741,571
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,366,921	1,230,422
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	5,331,770	5,421,517
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	4,077,504	4,117,155
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,608,922	4,510,414
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	4,098,828	3,914,530
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,406,325	4,022,710
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	2,882,515	2,931,223
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	2,583,020	2,646,224
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	6,241,635	6,173,873
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	1,105,307	1,077,779
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	1,852,000	1,865,788
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Switch ABS Issuer LLC (continued)
Series 2025-1A, Class A2 5.036%, 03/25/2055 (A)	$5,975,000	$5,893,876
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	5,689,903	5,343,049
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,347,321	3,007,191
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	4,333,015	4,062,187
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	5,806,283	5,393,530
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	3,255,709	2,972,070
Uniti Fiber Issuer LLC Series 2025-1A, Class A2 5.877%, 04/20/2055 (A)	2,382,000	2,435,427
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	3,647,000	3,424,273
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	987,386	950,342
Verizon Master Trust Series 2024-5, Class A 5.000%, 06/21/2032 (A)	9,805,000	10,053,291
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (A)	4,797,816	4,533,187
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	6,338,502	5,825,706
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,461,051	1,392,280
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (A)	1,911,000	1,932,503
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	9,947,515	9,427,587
Series 2024-1A, Class A2 5.858%, 12/05/2054 (A)	2,651,000	2,700,366
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	4,188,800	3,871,302
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	4,138,000	4,224,351
TOTAL ASSET-BACKED SECURITIES (Cost $416,969,707)		$410,815,009
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 4.2596% (F)(G)	7,280,628	72,823,754
TOTAL SHORT-TERM INVESTMENTS (Cost $72,822,857)		$72,823,754
Total Investments (Select Bond Trust) (Cost $5,744,004,345) – 99.4%		$5,517,745,114
Other assets and liabilities, net – 0.6%		33,926,728
TOTAL NET ASSETS – 100.0%		$5,551,671,842
Security Abbreviations and Legend
CME	CME Group Published Rates

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $986,396,905 or 17.8% of the fund's net assets as of 6-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,661,679.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 96.7%
U.S. Government – 50.9%
U.S. Treasury Notes
3.750%, 04/30/2027 to 05/15/2028	$82,287,000	$82,385,707
3.875%, 05/31/2027 to 06/30/2030	41,002,000	41,157,665
4.250%, 06/30/2029	500,000	509,297
		124,052,669
U.S. Government Agency – 45.8%
Federal Agricultural Mortgage Corp.
4.300%, 02/24/2028	13,300,000	13,455,377
4.350%, 01/28/2028	8,615,000	8,723,463
4.740%, 03/25/2030	5,420,000	5,429,671
Federal Farm Credit Bank
0.680%, 01/13/2027	6,000,000	5,716,627
1.600%, 12/14/2026	2,000,000	1,935,810
4.330%, 03/18/2030	10,000,000	9,980,612
4.470%, 03/05/2030	3,000,000	3,014,026
4.600%, 01/02/2029	2,500,000	2,497,494
4.900%, 03/19/2031	3,500,000	3,513,039
Federal Home Loan Bank
0.900%, 02/26/2027	2,000,000	1,903,543
2.750%, 03/25/2027	2,600,000	2,546,684
4.000%, 03/10/2027	4,000,000	4,015,028
4.150%, 09/18/2029	2,500,000	2,473,021
4.500%, 03/26/2029 to 02/26/2030	13,000,000	13,010,182
Federal Home Loan Mortgage Corp.
0.800%, 10/27/2026	2,000,000	1,920,220
2.500%, 09/01/2034	1,121,683	1,063,440
3.000%, 07/01/2030 to 12/01/2032	947,002	924,167
3.500%, 04/01/2032	459,966	454,067
4.250%, 08/25/2027	2,000,000	1,993,315
4.300%, 03/13/2030	5,000,000	5,009,673
4.650%, 10/09/2029	2,000,000	1,998,350
4.750%, 10/11/2029	2,000,000	2,000,245
6.000%, 10/01/2052 to 03/01/2054	2,569,562	2,629,311
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.771%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (A)	$191,678	$197,599
7.000%, 04/01/2031 to 04/01/2032	154	162
Federal National Mortgage Association
1.875%, 09/24/2026	3,500,000	3,411,071
2.500%, 10/01/2027 to 09/01/2034	1,208,386	1,150,227
3.000%, 03/01/2028 to 09/01/2034	2,535,895	2,475,585
3.500%, 07/01/2031 to 06/01/2034	1,869,428	1,843,353
4.050%, 09/23/2027	5,000,000	4,988,521
6.000%, 08/01/2053 to 11/01/2053	985,036	1,007,565
6.500%, 01/01/2039	165,651	175,968
7.000%, 12/01/2026 to 01/01/2029	287	301
8.000%, 09/01/2029 to 09/01/2030	414	429
		111,458,146
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $236,108,358)		$235,510,815
MUNICIPAL BONDS – 2.0%
City of New York, GO 1.990%, 10/01/2026	1,000,000	972,982
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	990,592
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	994,223
State of California, GO 2.375%, 10/01/2026	1,000,000	978,294
State of Wisconsin 2.299%, 05/01/2028	900,000	856,307
TOTAL MUNICIPAL BONDS (Cost $4,865,740)		$4,792,398
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
U.S. Government Agency – 0.3%
Government National Mortgage Association
Series 2012-114, Class IO, 0.630%, 01/16/2053	789,859	12,407
Series 2017-109, Class IO, 0.229%, 04/16/2057	824,525	10,521
Series 2017-124, Class IO, 0.626%, 01/16/2059	686,389	23,938
Series 2017-140, Class IO, 0.485%, 02/16/2059	606,203	16,534
Series 2017-20, Class IO, 0.517%, 12/16/2058	1,497,645	33,881
Series 2017-41, Class IO, 0.561%, 07/16/2058	712,378	18,919
Series 2017-46, Class IO, 0.652%, 11/16/2057	1,089,295	41,134
Series 2017-61, Class IO, 0.700%, 05/16/2059	480,009	17,342
Series 2017-74, Class IO, 0.399%, 09/16/2058	1,198,583	20,013
Series 2017-89, Class IO, 0.458%, 07/16/2059	603,440	15,861
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,296,270	38,232
Series 2020-118, Class IO, 0.884%, 06/16/2062	1,312,412	69,264
Series 2020-119, Class IO, 0.607%, 08/16/2062	728,002	33,932

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-120, Class IO, 0.769%, 05/16/2062	$1,887,339	$110,776
Series 2020-137, Class IO, 0.797%, 09/16/2062	1,345,564	78,098
Series 2020-170, Class IO, 0.835%, 11/16/2062	1,483,212	96,106
Series 2021-40, Class IO, 0.822%, 02/16/2063	1,770,246	109,269
Series 2022-53, Class IO, 0.708%, 06/16/2064	1,639,111	76,436
		822,663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,810,621)		$822,663
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 4.2596% (B)(C)	38,693	387,022
TOTAL SHORT-TERM INVESTMENTS (Cost $387,016)		$387,022
Total Investments (Short Term Government Income Trust) (Cost $244,171,735) – 99.2%		$241,512,898
Other assets and liabilities, net – 0.8%		1,918,696
TOTAL NET ASSETS – 100.0%		$243,431,594
Short Term Government Income Trust (continued)
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 6-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	75	Long	Sep 2025	$15,542,889	$15,601,758	$58,869
						$58,869

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.9%
U.S. Government – 3.6%
U.S. Treasury Bonds
2.000%, 02/15/2050	$2,093,000	$1,228,983
2.750%, 11/15/2042	1,315,000	1,001,712
3.000%, 02/15/2049 to 08/15/2052	7,455,000	5,478,459
3.625%, 02/15/2053	1,030,000	840,818
U.S. Treasury Notes
2.750%, 08/15/2032	2,305,000	2,126,363
3.500%, 02/15/2033	3,235,000	3,118,489
		13,794,824
U.S. Government Agency – 6.3%
Federal Home Loan Mortgage Corp.
5.500%, 02/01/2055	1,303,464	1,316,083
6.000%, 10/01/2054 to 02/01/2055	4,332,208	4,434,492
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
5.500%, 02/01/2054 to 01/01/2055		$15,014,511	$15,121,568
6.000%, 01/01/2055		1,066,607	1,097,188
Government National Mortgage Association
4.000%, 08/20/2052 to 11/20/2052		1,549,470	1,450,876
4.500%, 08/20/2052 to 12/20/2052		1,167,948	1,127,612
			24,547,819
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,117,048)			$38,342,643
FOREIGN GOVERNMENT OBLIGATIONS – 20.3%
Australia – 3.1%
Airservices Australia
2.200%, 05/15/2030	AUD	1,240,000	740,804

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Airservices Australia (continued)
5.400%, 11/15/2028	AUD	1,380,000	$945,949
New South Wales Treasury Corp.
2.250%, 05/07/2041		1,650,000	731,342
4.250%, 02/20/2036		2,120,000	1,315,148
4.750%, 09/20/2035		1,870,000	1,221,806
Queensland Treasury Corp.
2.250%, 11/20/2041 (A)		1,135,000	488,792
3.250%, 05/21/2035 (A)	EUR	510,000	601,669
5.250%, 07/21/2036 (A)	AUD	2,380,000	1,590,254
South Australian Government Financing Authority 1.750%, 05/24/2034		1,635,000	842,912
Treasury Corp. of Victoria
2.250%, 11/20/2034		550,000	291,110
4.250%, 12/20/2032		1,385,000	900,800
4.750%, 09/15/2036		2,795,000	1,789,531
5.000%, 11/20/2040		875,000	546,149
			12,006,266
Austria – 0.1%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	410,000	487,978
Brazil – 1.6%
Federative Republic of Brazil 10.000%, 01/01/2027	BRL	36,210,000	6,323,183
Canada – 2.2%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	855,000	657,447
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	437,335
Government of Canada
0.500%, 12/01/2030		275,000	177,634
3.500%, 09/01/2029		785,000	592,496
OMERS Finance Trust
3.250%, 01/28/2035	EUR	390,000	458,245
4.750%, 03/26/2031 (A)		$465,000	477,543
Ontario Teachers' Finance Trust 2.000%, 04/16/2031 (A)		1,860,000	1,652,264
Province of British Columbia 4.200%, 07/06/2033		750,000	735,893
Province of Ontario
1.350%, 12/02/2030	CAD	1,850,000	1,237,038
3.100%, 01/31/2034	EUR	550,000	648,119
3.450%, 06/02/2045	CAD	1,255,000	804,039
Province of Quebec 4.500%, 09/08/2033		$674,000	674,738
			8,552,791
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	597,853
Finland – 0.3%
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	1,055,000	1,259,099
Germany – 0.4%
Federal Republic of Germany 2.200%, 02/15/2034		750,000	861,710
Federal Republic of Germany, Zero Coupon
0.000%, 02/15/2031		470,000	490,121
0.000%, 05/15/2035		170,000	155,041
			1,506,872
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
India – 1.0%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$455,000	$446,908
Republic of India
6.100%, 07/12/2031	INR	33,840,000	391,041
6.450%, 10/07/2029		33,000,000	390,174
7.100%, 04/18/2029		215,020,000	2,589,890
			3,818,013
Indonesia – 3.0%
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	256,763
3.050%, 03/12/2051		$700,000	460,458
5.125%, 04/15/2027	IDR	6,216,000,000	372,867
6.375%, 08/15/2028		27,724,000,000	1,713,880
6.375%, 04/15/2032		32,544,000,000	1,976,491
6.500%, 07/15/2030		11,582,000,000	718,227
6.500%, 02/15/2031		32,916,000,000	2,025,781
6.625%, 05/15/2033		11,797,000,000	710,599
6.625%, 02/15/2034		9,589,000,000	588,718
7.500%, 06/15/2035		10,800,000,000	702,307
8.375%, 09/15/2026		5,144,000,000	326,143
8.750%, 05/15/2031		17,423,000,000	1,185,197
9.000%, 03/15/2029		6,709,000,000	449,038
			11,486,469
Japan – 1.0%
Government of Japan 2.100%, 12/20/2025	JPY	533,850,000	3,736,204
Netherlands – 0.2%
BNG Bank NV 3.300%, 07/17/2028	AUD	1,130,000	734,956
New Zealand – 2.5%
Government of New Zealand
1.750%, 05/15/2041	NZD	2,535,000	1,005,424
2.000%, 05/15/2032		1,680,000	890,130
3.500%, 04/14/2033		2,320,000	1,337,320
4.250%, 05/15/2034		4,435,000	2,665,897
4.250%, 05/15/2036		695,000	410,209
4.500%, 05/15/2035		2,465,000	1,498,205
New Zealand Local Government Funding Agency
2.250%, 05/15/2031		1,965,000	1,064,693
3.500%, 04/14/2033		661,000	370,502
4.700%, 08/01/2028	AUD	850,000	574,129
			9,816,509
Norway – 1.2%
City of Oslo 3.990%, 06/11/2029	NOK	12,000,000	1,187,527
Kingdom of Norway
2.125%, 05/18/2032 (A)		23,445,000	2,100,233
3.000%, 08/15/2033 (A)		4,230,000	396,834
3.750%, 06/12/2035 (A)		5,965,000	588,954
Kommunalbanken AS 4.250%, 07/16/2025	AUD	540,000	355,421
			4,628,969
Philippines – 2.2%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,565,000	1,792,410
6.250%, 02/28/2029	PHP	57,705,000	1,039,914
6.250%, 01/14/2036		43,000,000	746,163
6.375%, 07/27/2030		92,680,000	1,680,049
6.375%, 04/28/2035		39,310,000	702,793
6.500%, 05/19/2029		46,960,000	850,877
6.750%, 09/15/2032		82,250,000	1,513,379

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Philippines (continued)
Republic of the Philippines (continued)
8.000%, 09/30/2035	PHP	17,600,000	$351,258
			8,676,843
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	636,525
Singapore – 0.3%
Republic of Singapore 3.375%, 09/01/2033	SGD	1,250,000	1,068,069
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$720,000	559,341
United Kingdom – 0.8%
Government of the United Kingdom
3.250%, 01/31/2033	GBP	650,000	835,273
4.125%, 07/22/2029		680,000	942,166
4.250%, 07/31/2034		870,000	1,178,501
			2,955,940
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $79,562,218)			$78,851,880
CORPORATE BONDS – 46.3%
Communication services – 3.6%
Alphabet, Inc. 3.000%, 05/06/2033	EUR	657,000	768,250
Cellnex Finance Company SA 2.000%, 09/15/2032		500,000	529,806
Charter Communications Operating LLC
5.125%, 07/01/2049		$1,910,000	1,588,094
5.750%, 04/01/2048		250,000	227,338
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		510,000	476,945
NBN Company, Ltd. 5.350%, 03/06/2035	AUD	410,000	275,039
News Corp. 3.875%, 05/15/2029 (A)		$1,730,000	1,655,161
Sirius XM Radio LLC 4.125%, 07/01/2030 (A)		1,450,000	1,336,957
T-Mobile USA, Inc.
2.700%, 03/15/2032		690,000	608,104
2.875%, 02/15/2031		250,000	227,493
3.500%, 04/15/2031		420,000	394,344
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	622,691
5.500%, 05/15/2029 (A)		1,471,000	1,446,850
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (A)		1,545,000	1,415,404
4.500%, 07/15/2031 (A)	GBP	700,000	859,850
5.625%, 04/15/2032 (A)	EUR	400,000	483,124
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)(B)		$1,260,000	1,142,562
			14,058,012
Consumer discretionary – 4.3%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	580,000	728,730
Ford Motor Company 3.250%, 02/12/2032		$3,881,000	3,272,067
Ford Motor Credit Company LLC
2.900%, 02/16/2028		360,000	337,536
4.000%, 11/13/2030		255,000	232,802
5.625%, 10/09/2028	GBP	640,000	876,898
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc.
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (C)		$360,000	$356,597
6.500%, (6.500% to 9-30-28, then 3 month LIBOR + 3.436%), 09/30/2028 (C)		304,000	299,440
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		275,000	249,111
4.875%, 01/15/2030		915,000	910,885
NCL Corp., Ltd. 6.750%, 02/01/2032 (A)		865,000	883,709
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,118,000	1,064,589
3.875%, 01/15/2028 (A)		995,000	969,188
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		1,384,000	1,410,679
Travel + Leisure Company 4.500%, 12/01/2029 (A)		1,015,000	980,956
Yum! Brands, Inc.
3.625%, 03/15/2031		1,890,000	1,744,464
4.625%, 01/31/2032		875,000	842,426
4.750%, 01/15/2030 (A)		1,683,000	1,667,139
			16,827,216
Consumer staples – 2.7%
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		1,375,000	1,358,526
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,440,000	1,459,014
JBS USA LUX SA
3.625%, 01/15/2032		565,000	516,630
5.750%, 04/01/2033		319,000	327,906
Kraft Heinz Foods Company
4.375%, 06/01/2046		1,305,000	1,055,781
6.875%, 01/26/2039		735,000	813,088
7.125%, 08/01/2039 (A)		640,000	720,834
MARB BondCo PLC 3.950%, 01/29/2031 (A)		990,000	877,288
Mars, Inc. 5.200%, 03/01/2035 (A)		740,000	748,865
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		200,000	200,098
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)		550,000	530,337
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	478,028
5.500%, 12/15/2029 (A)		170,000	169,220
6.375%, 03/01/2033 (A)		1,260,000	1,271,487
			10,527,102
Energy – 8.6%
Aker BP ASA 5.125%, 10/01/2034 (A)		760,000	729,697
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	374,151
5.400%, 06/15/2047		$757,000	671,956
6.750%, 11/15/2039		2,536,000	2,713,498
Cheniere Energy Partners LP 4.000%, 03/01/2031		1,887,000	1,795,635
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		1,305,000	1,319,497
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		690,000	724,005

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	$2,546,000	$2,140,377
5.750%, 01/15/2031 (A)	1,240,000	1,251,884
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054	825,000	847,558
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	1,110,000	1,235,838
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (C)	1,065,000	1,084,877
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	1,290,000	1,372,410
EQT Corp.
3.625%, 05/15/2031 (A)	1,935,000	1,793,533
5.750%, 02/01/2034	445,000	460,116
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	490,000	508,989
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)	871,158	687,693
Occidental Petroleum Corp.
6.125%, 01/01/2031	585,000	605,606
6.450%, 09/15/2036	140,000	143,237
6.625%, 09/01/2030	1,255,000	1,327,012
7.500%, 05/01/2031	565,000	621,862
Ovintiv, Inc.
6.500%, 08/15/2034	1,270,000	1,318,033
6.500%, 02/01/2038	1,130,000	1,140,748
Petrorio Luxembourg Holding Sarl 6.125%, 06/09/2026 (A)	655,000	656,197
QatarEnergy
2.250%, 07/12/2031 (A)	715,000	625,897
3.300%, 07/12/2051 (A)	575,000	387,550
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055 (A)	545,000	562,302
The Williams Companies, Inc. 5.300%, 09/30/2035	843,000	843,885
TransCanada PipeLines, Ltd.
4.100%, 04/15/2030	330,000	323,193
6.200%, 10/15/2037	538,000	563,264
7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065	730,000	729,346
7.250%, 08/15/2038	222,000	251,432
Transcanada Trust 5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082	875,000	849,939
Var Energi ASA
6.500%, 05/22/2035 (A)	855,000	884,201
7.500%, 01/15/2028 (A)	330,000	349,291
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(C)	1,390,000	1,351,356
Western Midstream Operating LP 4.050%, 02/01/2030	190,000	182,728
		33,428,793
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 10.8%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		$1,700,000	$1,885,313
Asian Development Bank 3.625%, 01/22/2029	NOK	6,000,000	592,121
Bank of America Corp. 6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (C)		$1,685,000	1,745,075
Bank of Montreal
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		2,275,000	2,324,080
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,985,000	1,532,375
Barclays PLC 7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (C)		$923,000	926,962
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	581,047
BNP Paribas SA 7.375%, (7.375% to 9-10-34, then 5 Year CMT + 3.535%), 09/10/2034 (A)(C)		$670,000	680,425
ConnectOne Bancorp, Inc. 8.125%, (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%), 06/01/2035		675,000	676,239
European Bank for Reconstruction & Development 6.300%, 10/26/2027	INR	31,700,000	367,499
European Investment Bank 1.250%, 02/17/2027	NOK	1,080,000	102,986
First Citizens BancShares, Inc. 6.254%, (6.254% to 3-12-35, then 5 Year CMT + 1.970%), 03/12/2040		$1,140,000	1,134,349
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031		1,130,000	1,146,283
First Interstate BancSystem, Inc. 7.625%, (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%), 06/15/2035		445,000	453,989
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		290,000	272,951
HSBC Holdings PLC
5.877%, (Overnight SOFR + 1.570%), 05/13/2031 (D)		1,510,000	1,518,245
6.950%, (6.950% to 2-27-32, then 5 Year CMT + 2.635%), 08/27/2031 (C)		870,000	873,289
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (C)		415,000	419,796
Inter-American Development Bank
2.700%, 01/29/2026	AUD	2,000	1,308
2.750%, 10/30/2025		500,000	327,931
7.350%, 10/06/2030	INR	31,000,000	373,027
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,750,000	1,783,554
1.250%, 03/16/2026	NOK	2,920,000	284,101

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
International Bank for Reconstruction & Development (continued)
6.850%, 04/24/2028	INR	32,500,000	$381,804
International Development Association 1.750%, 02/17/2027	NOK	2,750,000	263,703
International Finance Corp. 0.375%, 09/10/2025	NZD	965,000	584,809
MSCI, Inc.
3.625%, 09/01/2030 (A)		$1,530,000	1,435,055
3.625%, 11/01/2031 (A)		629,000	579,535
3.875%, 02/15/2031 (A)		765,000	721,327
Nordic Investment Bank 4.000%, 11/04/2026	NOK	2,000,000	198,256
Popular, Inc. 7.250%, 03/13/2028		$750,000	796,811
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		615,000	636,897
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (C)	CAD	2,215,000	1,465,356
6.350%, (6.350% to 11-24-34, then 5 Year CMT + 2.257%), 11/24/2084		$920,000	864,792
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		1,900,000	1,963,341
Societe Generale SA 8.125%, (8.125% to 5-21-30, then 5 Year CMT + 3.790%), 11/21/2029 (A)(C)		1,435,000	1,464,257
South State Bank NA 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	410,000
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	849,160
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$1,285,000	1,363,666
The Toronto-Dominion Bank
2.667%, 09/09/2025	CAD	597,000	438,174
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$1,415,000	1,477,836
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (C)		542,000	521,065
UBS Group AG
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(C)		1,610,000	1,601,598
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(C)		1,045,000	1,040,704
Webster Financial Corp. 3.875%, (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%), 11/01/2030		715,000	703,872
Wells Fargo & Company 3.900%, (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%), 07/22/2032	EUR	725,000	880,091
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Western Alliance Bancorp 3.000%, (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%), 06/15/2031		$1,425,000	$1,324,352
			41,969,406
Health care – 2.1%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	343,413
Centene Corp.
2.500%, 03/01/2031		$905,000	779,193
3.000%, 10/15/2030		1,275,000	1,139,239
3.375%, 02/15/2030		1,255,000	1,155,897
4.625%, 12/15/2029		260,000	252,884
HCA, Inc.
3.500%, 09/01/2030		1,793,000	1,695,520
5.600%, 04/01/2034		1,855,000	1,897,938
Rede D'Or Finance Sarl
4.500%, 01/22/2030 (A)		387,000	366,689
4.950%, 01/17/2028 (A)		350,000	345,171
			7,975,944
Industrials – 4.0%
AerCap Ireland Capital DAC
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056		760,000	761,210
6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		1,015,000	1,054,777
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (C)		755,000	732,016
Airbus SE 1.625%, 06/09/2030	EUR	255,000	285,845
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,360,000	1,358,807
CACI International, Inc. 6.375%, 06/15/2033 (A)		535,000	552,092
DAE Funding LLC 3.375%, 03/20/2028 (A)		440,000	422,394
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		296,031	279,657
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	605,160
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		730,000	710,203
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	270,099
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060		$2,170,000	2,119,804
The Boeing Company
5.150%, 05/01/2030		915,000	931,561
5.805%, 05/01/2050		925,000	887,076
TransDigm, Inc. 7.125%, 12/01/2031 (A)		1,964,000	2,057,718
Uber Technologies, Inc. 4.800%, 09/15/2034		280,000	275,026
United Airlines, Inc. 4.625%, 04/15/2029 (A)		565,000	548,426
United Rentals North America, Inc.
3.875%, 02/15/2031		915,000	860,427
4.000%, 07/15/2030		870,000	830,221
			15,542,519

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 0.8%
CoreWeave, Inc. 9.250%, 06/01/2030 (A)		$1,590,000	$1,625,510
Dell International LLC 8.350%, 07/15/2046		761,000	970,666
Gartner, Inc. 3.750%, 10/01/2030 (A)		545,000	509,988
			3,106,164
Materials – 3.2%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		535,000	505,593
Ball Corp.
2.875%, 08/15/2030		2,005,000	1,807,477
6.875%, 03/15/2028		975,000	997,735
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	441,094
5.875%, 01/31/2050 (A)		585,000	367,316
Cleveland-Cliffs, Inc.
6.750%, 04/15/2030 (A)		2,320,000	2,243,357
7.375%, 05/01/2033 (A)		1,330,000	1,248,813
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		625,000	519,285
6.440%, 01/26/2036 (A)		602,000	629,713
Freeport-McMoRan, Inc.
5.400%, 11/14/2034		495,000	502,741
5.450%, 03/15/2043		2,405,000	2,272,763
Quikrete Holdings, Inc. 6.750%, 03/01/2033 (A)		370,000	381,776
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	420,370
			12,338,033
Real estate – 2.3%
American Tower Corp. 4.625%, 05/16/2031	EUR	440,000	553,820
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	742,312
BW Real Estate, Inc. 9.500%, (9.500% to 3-30-30, then 5 Year CMT + 5.402%), 03/30/2030 (A)(C)		340,000	349,812
Host Hotels & Resorts LP
3.375%, 12/15/2029		300,000	283,123
3.500%, 09/15/2030		240,000	222,846
SBA Communications Corp.
3.125%, 02/01/2029		1,340,000	1,265,600
3.875%, 02/15/2027		1,075,000	1,058,446
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	976,285
VICI Properties LP
4.125%, 08/15/2030 (A)		720,000	691,070
4.625%, 12/01/2029 (A)		785,000	771,214
5.125%, 05/15/2032		925,000	921,595
5.625%, 04/01/2035		1,055,000	1,064,698
			8,900,821
Utilities – 3.9%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,895,000	1,975,797
CMS Energy Corp. 6.500%, (6.500% to 6-1-35, then 5 Year CMT + 1.961%), 06/01/2055		390,000	390,933
Dominion Energy, Inc.
6.625%, (6.625% to 5-15-35, then 5 Year CMT + 2.207%), 05/15/2055		875,000	888,014
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc. (continued)
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		$790,000	$831,067
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		1,120,000	1,201,684
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	205,562
E.ON SE 0.625%, 11/07/2031	EUR	580,000	592,020
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$1,615,000	1,625,131
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054		455,000	471,021
Exelon Corp. 6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055		1,245,000	1,266,371
NextEra Energy Capital Holdings, Inc. 6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055		560,000	572,432
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055		680,000	644,813
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055		3,260,000	3,356,496
The Southern Company 6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055		980,000	1,008,394
			15,029,735
TOTAL CORPORATE BONDS (Cost $181,453,880)			$179,703,745
CONVERTIBLE BONDS – 1.6%
Consumer discretionary – 0.4%
Burlington Stores, Inc. 1.250%, 12/15/2027		730,000	941,335
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027		755,000	702,905
			1,644,240
Utilities – 1.2%
CenterPoint Energy, Inc. 4.250%, 08/15/2026		955,000	1,033,310
FirstEnergy Corp. 3.875%, 01/15/2031 (A)		1,045,000	1,057,018
The Southern Company
3.250%, 06/15/2028 (A)		615,000	618,075
4.500%, 06/15/2027		945,000	1,039,510
TXNM Energy, Inc. 5.750%, 06/01/2054		615,000	796,808
			4,544,721
TOTAL CONVERTIBLE BONDS (Cost $5,662,750)			$6,188,961
TERM LOANS (E) – 9.5%
Communication services – 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%) 6.296%, 09/30/2031		498,000	498,125
Delta 2 Lux Sarl, 2024 Term Loan B2 09/30/2031 TBD (F)		248,000	248,062

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Communication services (continued)
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%) 6.571%, 11/21/2031	$1,043,331	$1,046,753
		1,792,940
Consumer discretionary – 2.7%
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 6.327%, 04/06/2028	239,000	239,129
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%) 6.327%, 06/22/2030	996,973	998,219
Carnival Corp., 2025 Term Loan (1 month CME Term SOFR + 2.000%) 6.312%, 08/08/2027	141,390	141,257
Carnival Corp., 2025 Term Loan (1 month CME Term SOFR + 2.000%) 6.312%, 10/18/2028	330,000	329,690
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 7.077%, 01/28/2032	1,530,000	1,530,964
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.577%, 01/23/2032	2,332,228	2,325,674
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.069%, 11/08/2030	790,000	792,346
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%) 6.179%, 03/15/2028	733,267	736,244
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 6.077%, 09/20/2030	1,733,971	1,724,573
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.827%, 12/14/2029	1,529,756	1,530,904
		10,349,000
Consumer staples – 0.5%
Opal US LLC, USD Term Loan B (3 month CME Term SOFR + 3.250%) 7.575%, 04/28/2032	1,920,000	1,926,605
Energy – 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%) 6.314%, 02/11/2030	1,082,288	1,082,288
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%) 8.796%, 02/19/2032	982,538	966,571
		2,048,859
Health care – 0.6%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 10/23/2028	2,114,842	2,115,879
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%) 6.571%, 05/19/2031	245,000	240,303
		2,356,182
Industrials – 2.7%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%) 6.522%, 04/20/2028	393,250	390,238
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials (continued)
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.546%, 05/28/2032	$910,000	$915,005
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%) 6.072%, 04/18/2031	1,036,769	1,043,083
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%) 6.269%, 10/15/2031	731,325	733,702
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%) 6.074%, 10/30/2031	1,501,677	1,496,992
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.077%, 10/09/2028	672,807	678,526
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%) 6.327%, 10/31/2031	429,610	429,670
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%) 6.327%, 10/31/2031	163,410	163,433
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 8.321%, 01/17/2032	1,205,000	1,179,394
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 9.069%, 08/27/2029	1,260,475	1,178,078
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.796%, 02/28/2031	420,750	421,465
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%) 6.796%, 01/19/2032	262,239	262,591
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.046%, 03/22/2030	153,063	153,574
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%) 6.275%, 02/22/2031	954,302	954,703
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.077%, 02/14/2031	548,029	552,139
		10,552,593
Information technology – 0.9%
Clearwater Analytics LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.529%, 04/21/2032	1,040,000	1,038,700
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%) 8.046%, 03/21/2031	1,298,039	1,299,960
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.577%, 03/20/2032	982,538	985,917
		3,324,577
Materials – 0.8%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%) 7.577%, 04/01/2032	639	636

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Materials (continued)
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.577%, 04/01/2032	$1,217,977	$1,212,569
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 02/10/2032	1,935,150	1,931,763
		3,144,968
Utilities – 0.3%
NRG Energy, Inc., 2024 Term Loan (3 month CME Term SOFR + 1.750%) 6.030%, 04/16/2031	1,209,651	1,211,163
TOTAL TERM LOANS (Cost $36,880,751)		$36,706,887
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.2%
Commercial and residential – 2.9%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)	160,761	156,845
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) 6.232%, 08/15/2041 (A)(D)	560,000	561,400
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 5.347%, 12/15/2038 (A)(D)	1,002,795	1,002,169
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 5.126%, 09/15/2036 (A)(D)	334,246	333,201
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 5.703%, 03/15/2041 (A)(D)	334,145	334,458
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	602,276
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 7.951%, 02/15/2041 (A)(D)	545,000	536,006
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 6.015%, 10/12/2040 (A)(G)	470,000	485,427
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(G)	280,017	280,589
Credit Suisse Mortgage Capital Certificates Series 2019-NQM1, Class A1 3.656%, 10/25/2059 (A)	31,811	31,307
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	314,992	313,832
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)	2,686,521	42,621
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	2,765,401	43,624
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	2,973,235	49,108
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%), 6.062%, 03/15/2042 (A)(D)	695,000	691,959
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
InTown Mortgage Trust (continued)
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%), 6.562%, 03/15/2042 (A)(D)	$285,000	$283,931
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 5.607%, 05/15/2039 (A)(D)	965,000	934,844
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 6.106%, 05/15/2039 (A)(D)	1,590,000	1,446,900
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.280%, 11/25/2034 (G)	50,671	50,348
NYC Commercial Mortgage Trust Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) 5.525%, 02/15/2042 (A)(D)	505,000	500,897
ROCK Trust Series 2024-CNTR, Class D 7.109%, 11/13/2041 (A)	1,245,000	1,300,217
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)	300,000	303,927
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	235,044	234,559
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	618,116	615,059
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter), 5.712%, 01/25/2069 (A)	137,788	138,052
		11,273,556
U.S. Government Agency – 3.3%
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 6.505%, 05/25/2042 (A)(D)	370,455	374,623
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.655%, 05/25/2042 (A)(D)	795,000	826,104
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 6.455%, 09/25/2042 (A)(D)	280,773	282,907
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 6.805%, 03/25/2052 (A)(D)	422,738	428,294
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.805%, 03/25/2042 (A)(D)	365,000	377,002
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.855%, 08/25/2042 (A)(D)	540,000	564,975
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 6.305%, 03/25/2044 (A)(D)	1,715,000	1,731,043
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%), 5.455%, 02/25/2045 (A)(D)	865,376	864,839

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.955%, 02/25/2045 (A)(D)	$760,000	$758,579
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 10.505%, 11/25/2041 (A)(D)	285,000	298,995
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%), 5.305%, 12/25/2041 (A)(D)	79,636	79,586
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%), 6.405%, 03/25/2042 (A)(D)	192,096	195,160
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%), 6.305%, 03/25/2042 (A)(D)	286,238	290,362
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 7.305%, 04/25/2042 (A)(D)	1,045,000	1,072,982
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%), 7.055%, 05/25/2042 (A)(D)	209,587	214,482
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 6.806%, 09/25/2042 (A)(D)	353,423	358,984
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 6.706%, 12/25/2042 (A)(D)	317,873	326,063
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.205%, 04/25/2043 (A)(D)	695,000	739,091
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.005%, 07/25/2043 (A)(D)	450,000	464,486
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 5.405%, 02/25/2044 (A)(D)	774,145	773,898
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%), 5.906%, 02/25/2045 (A)(D)	930,000	932,037
Series 2025-R04, Class 1M1 (30 day Average SOFR + 1.200%), 5.505%, 05/25/2045 (A)(D)	705,828	707,131
		12,661,623
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,659,825)		$23,935,179
ASSET-BACKED SECURITIES – 1.5%
AutoNation Finance Trust
Series 2025-1A, Class C 5.190%, 12/10/2030 (A)	265,000	268,774
Series 2025-1A, Class D 5.630%, 09/10/2032 (A)	170,000	172,343
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	508,956
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	584,350	579,257
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	644,613	643,240
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	$468,106	$462,177
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	323,927	311,572
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	1,002,488	1,018,132
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	208,025	208,378
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,122,188	1,122,170
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	184,957	185,082
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	565,000	576,790
TOTAL ASSET-BACKED SECURITIES (Cost $5,970,598)		$6,056,871
PREFERRED SECURITIES – 2.5%
Financials – 0.9%
Bank of Hawaii Corp., 8.000% (B)	33,075	864,581
First Busey Corp., 8.250%	30,775	770,606
Huntington Bancshares, Inc., 4.500%	99	1,738
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	45,925	1,191,295
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	26,425	676,480
		3,504,700
Industrials – 0.8%
QXO, Inc., 5.500%	33,250	2,061,168
The Boeing Company, 6.000%	12,600	856,800
		2,917,968
Information technology – 0.2%
Hewlett Packard Enterprise Company, 7.625%	16,350	962,688
Utilities – 0.6%
NextEra Energy, Inc., 7.234%	56,900	2,517,825
TOTAL PREFERRED SECURITIES (Cost $9,100,368)		$9,903,181
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the USD vs. CNY (Expiration Date: 11-4-25; Strike Price: $7.40; Counterparty: JPMorgan Chase Bank, N.A.) (H)(I)	4,150,000	5,918
TOTAL PURCHASED OPTIONS (Cost $47,103)		$5,918
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 4.2596% (J)(K)	428,004	4,281,071
TOTAL SHORT-TERM INVESTMENTS (Cost $4,281,055)		$4,281,071
Total Investments (Strategic Income Opportunities Trust) (Cost $386,735,596) – 98.9%		$383,976,336
Other assets and liabilities, net – 1.1%		4,076,405
TOTAL NET ASSETS – 100.0%		$388,052,741

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $109,662,731 or 28.3% of the fund's net assets as of 6-30-25.
Strategic Income Opportunities Trust (continued)
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 6-30-25.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,168,574.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	44	Long	Sep 2025	$6,795,978	$6,745,670	$(50,308)
10-Year Canada Government Bond Futures	29	Short	Sep 2025	(2,572,536)	(2,598,127)	(25,591)
10-Year U.S. Treasury Note Futures	70	Short	Sep 2025	(7,739,093)	(7,848,750)	(109,657)
Euro-BTP Italian Government Bond Futures	53	Short	Sep 2025	(7,542,899)	(7,554,198)	(11,299)
Euro-OAT Futures	13	Short	Sep 2025	(1,896,775)	(1,896,406)	369
U.S. Treasury Long Bond Futures	19	Short	Sep 2025	(2,172,344)	(2,193,906)	(21,562)
						$(218,048)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,758,750	MXN	24,416,550	BARC	7/23/2025	—	$(5,494)
CAD	1,776,000	MXN	24,780,954	JPM	7/23/2025	—	(12,191)
CAD	3,517,500	MXN	48,893,689	RBC	7/23/2025	—	(14,209)
EUR	3,447,500	NOK	39,459,999	BARC	7/23/2025	$151,230	—
EUR	3,447,500	NOK	40,258,060	HUS	7/23/2025	72,043	—
EUR	8,642,000	NOK	100,327,822	JPM	7/23/2025	239,014	—
EUR	1,723,750	NOK	20,309,809	RBC	7/23/2025	18,084	—
EUR	1,723,750	NOK	20,257,165	SCB	7/23/2025	23,307	—
EUR	1,725,625	USD	1,982,653	CITI	7/23/2025	52,866	—
EUR	3,451,250	USD	3,981,558	HUS	7/23/2025	89,480	—
EUR	1,725,625	USD	1,986,134	RBC	7/23/2025	49,385	—
JPY	1,986,101,399	USD	13,780,413	BARC	7/23/2025	43,848	—
JPY	251,653,221	USD	1,720,833	HUS	7/23/2025	30,799	—
JPY	249,925,058	USD	1,720,833	RBC	7/23/2025	18,770	—
JPY	496,917,125	USD	3,441,666	UBS	7/23/2025	17,125	—
MXN	48,449,700	CAD	3,448,500	GSI	7/23/2025	41,324	—
The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	50,627,419	CAD	3,603,750	MSCS	7/23/2025	$43,000	—
MXN	18,353,096	USD	955,318	BARC	9/17/2025	14,862	—
NOK	40,578,368	EUR	3,451,000	BARC	7/23/2025	—	$(44,389)
NOK	20,085,036	EUR	1,728,400	CITI	7/23/2025	—	(45,872)
NOK	19,820,444	EUR	1,728,400	GSI	7/23/2025	—	(72,126)
NOK	40,418,295	EUR	3,453,900	HUS	7/23/2025	—	(63,692)
NOK	60,031,185	EUR	5,179,400	JPM	7/23/2025	—	(152,991)
NOK	40,067,454	EUR	3,453,900	RBC	7/23/2025	—	(98,505)
NOK	20,128,993	EUR	1,725,500	UBS	7/23/2025	—	(38,089)
NOK	11,827,210	USD	1,169,491	GSI	9/17/2025	4,463	—
NOK	1,533,972	USD	154,089	JPM	9/17/2025	—	(1,828)
NOK	11,843,149	USD	1,169,491	UBS	9/17/2025	6,045	—
SGD	2,993,064	USD	2,347,833	GSI	9/17/2025	19,284	—
SGD	4,481,373	USD	3,521,749	HUS	9/17/2025	22,423	—
USD	7,933,616	EUR	6,902,500	MSCS	7/23/2025	—	(208,461)
USD	2,226,180	EUR	1,887,678	CITI	9/17/2025	—	(8,722)
USD	4,451,097	EUR	3,775,356	JPM	9/17/2025	—	(18,705)
USD	1,849,051	GBP	1,343,845	UBS	9/17/2025	3,518	—
USD	3,444,416	JPY	497,008,627	BARC	7/23/2025	—	(15,013)
USD	3,444,416	JPY	499,907,344	HUS	7/23/2025	—	(35,190)
USD	3,444,416	JPY	496,021,388	RBC	7/23/2025	—	(8,141)
USD	5,163,875	JPY	744,215,196	SCB	7/23/2025	—	(16,236)
USD	3,444,416	JPY	496,641,797	SSB	7/23/2025	—	(12,460)
USD	1,722,208	JPY	248,415,240	UBS	7/23/2025	—	(6,886)
USD	1,754,535	JPY	251,552,876	SSB	9/17/2025	—	(7,403)
USD	888,535	MXN	16,932,542	BARC	9/17/2025	—	(6,552)
USD	3,941,156	MXN	75,926,925	GSI	9/17/2025	—	(72,489)
USD	5,462,855	NOK	55,232,005	CITI	9/17/2025	—	(19,406)
USD	5,632,083	SGD	7,208,447	BARC	9/17/2025	—	(68,842)
USD	2,421,210	SGD	3,078,254	GSI	9/17/2025	—	(13,280)
USD	6,053,026	SGD	7,714,460	HUS	9/17/2025	—	(48,089)
USD	2,421,210	SGD	3,079,779	RBC	9/17/2025	—	(14,487)
USD	2,421,210	SGD	3,073,848	SCB	9/17/2025	—	(9,795)
USD	4,505,667	SGD	5,769,168	UBS	9/17/2025	—	(56,980)
						$960,870	$(1,196,523)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	JPM	EUR	1.20	Jul 2025	3,730,000	$14,972	$(17,065)
Euro vs. U.S. Dollar	GSI	EUR	1.20	Jul 2025	11,240,000	43,153	(49,121)
U.S. Dollar vs. Chinese Yuan	JPM	USD	7.65	Nov 2025	4,150,000	22,742	(1,332)
						$80,867	$(67,518)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.1%
U.S. Government – 45.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$6,025,000	$2,893,883
2.000%, 11/15/2041 to 08/15/2051	18,000,000	11,044,687
2.250%, 08/15/2049	2,000,000	1,254,609
2.750%, 08/15/2047	3,000,000	2,138,203
2.875%, 05/15/2049	1,500,000	1,076,777
3.000%, 02/15/2047 to 02/15/2049	22,355,000	16,669,635
3.375%, 08/15/2042	5,160,000	4,330,973
3.625%, 02/15/2053 to 05/15/2053	6,570,000	5,360,428
3.875%, 02/15/2043 to 05/15/2043	5,655,000	5,057,861
4.000%, 11/15/2052	6,000,000	5,247,422
4.125%, 08/15/2053	1,725,000	1,540,843
4.250%, 05/15/2039 to 08/15/2054	19,699,000	18,233,538
4.375%, 05/15/2041	1,330,000	1,288,905
4.500%, 02/15/2044	1,910,000	1,845,538
4.625%, 02/15/2040 to 02/15/2055	15,702,000	15,462,570
4.750%, 02/15/2041 to 05/15/2055	10,685,000	10,658,715
5.000%, 05/15/2045	2,620,000	2,691,231
U.S. Treasury Notes
1.500%, 01/31/2027	6,825,000	6,583,192
2.250%, 11/15/2027	20,595,000	19,915,204
2.875%, 05/15/2028 to 05/15/2032	6,730,000	6,493,717
3.125%, 08/31/2027	4,000,000	3,950,781
3.375%, 09/15/2027	3,000,000	2,979,258
3.500%, 09/30/2026	3,000,000	2,984,531
3.750%, 04/30/2027 to 12/31/2028	29,935,000	29,966,945
3.875%, 03/31/2027 to 06/30/2030	41,030,000	41,181,547
4.000%, 12/15/2027 to 06/30/2032	43,415,000	43,717,728
4.125%, 10/31/2026 to 11/15/2032	99,892,000	100,793,116
4.250%, 11/30/2026 to 05/15/2035	41,937,000	42,309,835
4.375%, 07/15/2027 to 01/31/2032	12,613,000	12,879,787
4.500%, 05/15/2027 to 11/15/2033	38,500,000	39,481,004
4.625%, 06/15/2027 to 05/31/2031	20,120,000	20,782,226
		480,814,689
U.S. Government Agency – 25.2%
Federal Home Loan Bank
4.100%, 08/28/2029	1,000,000	991,282
5.500%, 07/15/2036	1,690,000	1,842,013
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	4,786,972	3,808,122
2.000%, 07/01/2035 to 12/01/2051	8,196,716	6,677,949
2.500%, 04/01/2031 to 04/01/2052	10,233,887	8,603,751
3.000%, 07/01/2032 to 08/01/2052	10,301,312	9,127,633
3.500%, 12/01/2025 to 07/01/2052	6,085,842	5,570,100
4.000%, 12/01/2039 to 09/01/2047	972,243	929,356
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.500%, 07/01/2029 to 07/01/2052	$5,868,255	$5,674,085
5.000%, 07/01/2035 to 07/01/2053	3,796,996	3,739,431
5.500%, 04/01/2027 to 12/01/2054	8,496,494	8,534,258
6.000%, 10/01/2036 to 05/01/2055	11,775,045	12,027,702
6.250%, 07/15/2032	450,000	510,212
6.500%, 08/01/2037 to 09/01/2053	1,587,159	1,652,852
6.750%, 09/15/2029	1,200,000	1,336,719
7.000%, 04/01/2029 to 04/01/2032	5,063	5,328
7.500%, 09/01/2030 to 03/01/2032	3,155	3,372
7.586%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.837%), 08/01/2037 (A)	208,317	214,897
8.000%, 02/01/2030	151	156
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	5,038,839	4,281,714
2.000%, 02/01/2035 to 06/01/2052	50,853,179	41,682,931
2.500%, 05/01/2028 to 04/01/2052	28,898,086	24,691,630
3.000%, 01/01/2027 to 03/01/2052	15,032,203	13,432,320
3.500%, 12/01/2025 to 07/01/2052	9,151,085	8,423,051
4.000%, 02/01/2031 to 04/01/2053	13,787,355	13,059,252
4.500%, 08/01/2033 to 07/01/2053	4,020,208	3,895,281
5.000%, 12/01/2034 to 10/01/2054	8,405,678	8,307,766
5.500%, 01/01/2034 to 02/01/2055	6,355,109	6,397,091
5.625%, 07/15/2037	500,000	547,918
6.000%, 07/01/2027 to 02/01/2055	3,173,047	3,236,497
6.037%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	29,348	29,762
6.307%, (1 Year CMT + 2.185%), 05/01/2036 (A)	27,216	27,861
6.335%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	8,415	8,575
6.439%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.587%), 09/01/2037 (A)	32,654	33,634
6.500%, 07/01/2031 to 12/01/2053	2,175,804	2,256,021
6.875%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.875%), 04/01/2037 (A)	37,045	38,533
7.000%, 02/01/2031 to 10/01/2038	21,941	23,396
7.125%, 01/15/2030	209,000	237,691
7.250%, 05/15/2030	1,450,000	1,669,935
7.500%, 09/01/2030 to 08/01/2031	9,328	9,863

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
8.000%, 08/01/2030 to 09/01/2031	$1,216	$1,260
8.500%, 09/01/2030	138	145
Government National Mortgage Association
2.000%, 11/20/2050 to 08/20/2051	11,191,179	9,124,287
2.500%, 08/20/2050 to 11/20/2051	10,579,430	9,001,064
3.000%, 08/15/2043 to 05/20/2053	9,062,237	8,061,155
3.500%, 04/15/2042 to 01/20/2052	6,826,697	6,295,896
4.000%, 11/15/2026 to 03/20/2053	5,520,155	5,203,066
4.500%, 08/15/2033 to 07/20/2053	5,063,343	4,900,138
5.000%, 08/15/2033 to 10/20/2054	6,638,505	6,555,057
5.500%, 11/15/2032 to 02/20/2055	6,638,563	6,674,766
6.000%, 07/15/2029 to 06/20/2055	4,015,831	4,088,841
6.500%, 05/15/2028 to 11/20/2052	803,444	829,308
7.000%, 08/15/2029 to 05/15/2032	8,823	9,036
7.500%, 09/15/2030 to 01/15/2031	2,526	2,621
		264,286,580
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $788,723,465)		$745,101,269
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Canada – 0.0%
Province of British Columbia 6.500%, 01/15/2026	490,000	495,037
Chile – 0.1%
Republic of Chile 3.100%, 05/07/2041	675,000	501,093
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	1,050,000	1,022,654
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	1,045,236
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	819,965
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,956,700
6.050%, 01/11/2040	930,000	886,755
		2,843,455
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	367,461
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	271,203
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	1,000,000	1,003,742
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,632,224)		$8,369,846
CORPORATE BONDS – 24.7%
Communication services – 1.8%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	259,164
2.050%, 08/15/2050	400,000	223,337
AT&T, Inc.
2.550%, 12/01/2033	665,000	556,543
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
3.800%, 12/01/2057	$644,000	$450,608
4.750%, 05/15/2046	700,000	610,797
4.850%, 07/15/2045	500,000	441,049
5.150%, 03/15/2042	115,000	108,137
5.400%, 02/15/2034	800,000	822,818
6.375%, 03/01/2041	380,000	404,363
British Telecommunications PLC 9.625%, 12/15/2030	205,000	252,155
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	535,016
5.050%, 03/30/2029	420,000	424,004
5.375%, 05/01/2047	525,000	455,653
Comcast Corp.
2.350%, 01/15/2027	275,000	267,529
2.887%, 11/01/2051	256,000	155,796
3.450%, 02/01/2050	500,000	342,854
3.999%, 11/01/2049	545,000	414,226
4.049%, 11/01/2052	1,065,000	801,168
4.600%, 10/15/2038	200,000	185,219
6.500%, 11/15/2035	72,000	79,915
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	161,000	190,074
Fox Corp. 3.500%, 04/08/2030	640,000	612,170
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	205,828
Meta Platforms, Inc.
4.600%, 05/15/2028	250,000	254,581
4.950%, 05/15/2033	745,000	763,912
Netflix, Inc. 4.875%, 04/15/2028	320,000	326,703
Oracle Corp. 4.200%, 09/27/2029	300,000	297,935
Paramount Global 4.950%, 05/19/2050	495,000	378,700
Rogers Communications, Inc. 4.500%, 03/15/2042	735,000	626,309
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	117,909
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	255,362
Telefonica Europe BV 8.250%, 09/15/2030	380,000	439,163
The Walt Disney Company
2.650%, 01/13/2031	400,000	368,757
6.200%, 12/15/2034	480,000	535,665
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	570,000	663,756
T-Mobile USA, Inc.
3.000%, 02/15/2041	430,000	314,655
3.875%, 04/15/2030	635,000	616,723
4.500%, 04/15/2050	700,000	578,797
5.750%, 01/15/2054	750,000	734,698
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044	525,000	438,006
Verizon Communications, Inc.
1.680%, 10/30/2030	200,000	173,046
2.875%, 11/20/2050	500,000	311,455
4.016%, 12/03/2029	535,000	527,862
4.522%, 09/15/2048	1,335,000	1,128,509
Vodafone Group PLC
5.250%, 05/30/2048	300,000	275,672

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Vodafone Group PLC (continued)
6.150%, 02/27/2037	$330,000	$354,203
		19,280,801
Consumer discretionary – 1.4%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	355,147
2.500%, 06/03/2050	800,000	480,807
4.050%, 08/22/2047	450,000	371,232
4.700%, 12/01/2032	750,000	764,339
American Honda Finance Corp. 1.800%, 01/13/2031	625,000	536,690
AutoZone, Inc. 3.750%, 06/01/2027	635,000	628,700
Booking Holdings, Inc. 3.550%, 03/15/2028	320,000	314,917
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	185,489
D.R. Horton, Inc. 1.400%, 10/15/2027	220,000	206,855
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	283,000
Ford Motor Credit Company LLC 6.798%, 11/07/2028	720,000	745,951
General Motors Company 5.400%, 04/01/2048 (B)	315,000	273,611
General Motors Financial Company, Inc.
2.400%, 10/15/2028	345,000	321,100
3.100%, 01/12/2032	380,000	333,881
3.600%, 06/21/2030	420,000	393,003
5.350%, 07/15/2027	300,000	304,495
5.900%, 01/07/2035	350,000	351,857
5.950%, 04/04/2034	220,000	223,129
Lennar Corp. 4.750%, 11/29/2027	315,000	317,149
Lowe's Companies, Inc.
3.650%, 04/05/2029	600,000	586,014
3.750%, 04/01/2032	550,000	518,718
McDonald's Corp.
4.950%, 03/03/2035	500,000	499,706
5.000%, 05/17/2029	550,000	564,982
NIKE, Inc. 2.850%, 03/27/2030	250,000	235,514
Starbucks Corp. 3.550%, 08/15/2029	315,000	306,456
The Home Depot, Inc.
1.375%, 03/15/2031	645,000	547,180
2.700%, 04/15/2030	650,000	606,979
4.250%, 04/01/2046	310,000	259,779
5.875%, 12/16/2036	155,000	166,221
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	394,663
4.500%, 04/15/2050	530,000	463,111
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	194,082
Toyota Motor Credit Corp.
1.150%, 08/13/2027	530,000	498,296
1.900%, 09/12/2031	730,000	626,836
3.050%, 01/11/2028	530,000	516,174
Yale University 4.701%, 04/15/2032	100,000	101,414
		14,477,477
Consumer staples – 1.5%
Altria Group, Inc.
3.400%, 02/04/2041	425,000	315,275
4.500%, 05/02/2043	500,000	416,830
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	$464,000	$425,321
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 01/23/2031	340,000	349,762
5.000%, 06/15/2034	335,000	341,966
BAT Capital Corp.
2.726%, 03/25/2031	650,000	585,357
3.215%, 09/06/2026	500,000	493,056
Constellation Brands, Inc. 4.500%, 05/09/2047	370,000	307,209
Costco Wholesale Corp. 1.600%, 04/20/2030	525,000	468,457
Diageo Capital PLC 2.000%, 04/29/2030	300,000	269,863
General Mills, Inc. 2.875%, 04/15/2030	635,000	590,692
JBS USA LUX SA
4.375%, 02/02/2052	125,000	96,347
5.125%, 02/01/2028	215,000	219,386
5.750%, 04/01/2033	425,000	436,866
Kellanova 3.250%, 04/01/2026	400,000	396,819
Kenvue, Inc. 4.900%, 03/22/2033	525,000	532,766
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	525,000	529,011
Kimberly-Clark Corp.
3.200%, 07/30/2046	300,000	210,660
4.500%, 02/16/2033	220,000	220,195
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	452,022
4.625%, 01/30/2029	290,000	292,922
6.875%, 01/26/2039	40,000	44,250
Molson Coors Beverage Company 5.000%, 05/01/2042	150,000	136,818
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	248,540
PepsiCo, Inc.
3.000%, 10/15/2027	500,000	488,880
4.000%, 03/05/2042	270,000	228,433
4.600%, 02/07/2030	285,000	290,265
5.500%, 01/15/2040	305,000	315,504
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	333,034
Sysco Corp.
5.400%, 03/23/2035	50,000	50,857
6.600%, 04/01/2050	1,000,000	1,083,100
Target Corp. 3.900%, 11/15/2047	520,000	400,792
The Coca-Cola Company
2.125%, 09/06/2029	425,000	394,483
2.500%, 06/01/2040	430,000	313,512
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	635,000	585,506
The Kroger Company 3.500%, 02/01/2026	535,000	531,755
The Procter & Gamble Company 3.600%, 03/25/2050	630,000	479,374
Tyson Foods, Inc. 4.350%, 03/01/2029	425,000	422,419
Walmart, Inc.
3.250%, 07/08/2029	640,000	623,605
4.050%, 06/29/2048	520,000	430,458
		15,352,367

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 1.7%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	$500,000	$489,880
4.486%, 05/01/2030	550,000	551,188
Berry Global, Inc. 5.500%, 04/15/2028	280,000	287,251
BP Capital Markets America, Inc.
4.893%, 09/11/2033	525,000	526,251
5.017%, 11/17/2027	525,000	534,578
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	305,000	316,295
Cenovus Energy, Inc. 4.250%, 04/15/2027	330,000	329,071
Chevron Corp. 2.954%, 05/16/2026	600,000	593,176
ConocoPhillips Company
4.300%, 11/15/2044	330,000	274,462
5.000%, 01/15/2035	300,000	299,781
Devon Energy Corp.
5.000%, 06/15/2045	885,000	736,085
7.875%, 09/30/2031	210,000	241,756
Diamondback Energy, Inc.
5.150%, 01/30/2030	325,000	332,415
5.750%, 04/18/2054	200,000	185,645
Enbridge, Inc.
3.700%, 07/15/2027	300,000	296,266
4.500%, 06/10/2044	335,000	274,572
5.700%, 03/08/2033	525,000	544,311
Energy Transfer LP
3.750%, 05/15/2030	455,000	436,554
5.500%, 06/01/2027	635,000	646,349
6.125%, 12/15/2045	370,000	363,405
6.500%, 02/01/2042	50,000	51,818
Enterprise Products Operating LLC
3.200%, 02/15/2052 (B)	700,000	456,759
4.850%, 08/15/2042	325,000	297,185
6.875%, 03/01/2033	130,000	146,371
Exxon Mobil Corp.
2.995%, 08/16/2039	425,000	330,974
3.482%, 03/19/2030	520,000	505,459
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	75,000	77,482
6.500%, 09/01/2039	180,000	191,258
Kinder Morgan, Inc.
5.000%, 02/01/2029	625,000	634,743
5.550%, 06/01/2045	400,000	377,320
MPLX LP
4.800%, 02/15/2029	420,000	424,018
5.000%, 03/01/2033	315,000	310,617
5.200%, 03/01/2047	155,000	135,213
Occidental Petroleum Corp.
5.200%, 08/01/2029	250,000	250,804
5.375%, 01/01/2032	100,000	99,177
6.625%, 09/01/2030	385,000	407,091
ONEOK Partners LP 6.650%, 10/01/2036	288,000	309,414
ONEOK, Inc.
5.650%, 11/01/2028	390,000	404,022
6.625%, 09/01/2053	375,000	389,724
Ovintiv, Inc. 6.500%, 08/15/2034	290,000	300,968
Phillips 66 Company 3.750%, 03/01/2028	230,000	225,976
Plains All American Pipeline LP 4.900%, 02/15/2045	395,000	336,244
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell Finance US, Inc. 4.375%, 05/11/2045	$1,000,000	$846,023
Shell International Finance BV 6.375%, 12/15/2038	130,000	144,213
Suncor Energy, Inc. 5.950%, 05/15/2035 (B)	163,000	166,578
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	465,994
The Williams Companies, Inc.
3.500%, 11/15/2030	425,000	401,772
5.100%, 09/15/2045	420,000	380,411
5.300%, 09/30/2035	150,000	150,158
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	425,000	438,236
Valero Energy Corp. 7.500%, 04/15/2032	270,000	308,642
		18,223,955
Financials – 8.1%
Ally Financial, Inc. 6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	160,000	163,197
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,046,000	1,020,732
American International Group, Inc. 5.125%, 03/27/2033	440,000	447,328
Ameriprise Financial, Inc. 5.150%, 05/15/2033	525,000	538,693
Aon Corp. 2.050%, 08/23/2031	440,000	379,849
Aon North America, Inc. 5.450%, 03/01/2034	300,000	308,157
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	398,222
Ares Capital Corp. 5.875%, 03/01/2029	525,000	535,320
Arthur J. Gallagher & Company 5.450%, 07/15/2034	400,000	408,929
Athene Global Funding 5.526%, 07/11/2031 (C)	250,000	255,381
Athene Holding, Ltd. 4.125%, 01/12/2028	225,000	222,910
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	676,184
Bank of America Corp.
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,437,000	1,404,644
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	494,468
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,105,000	2,071,970
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	520,000	444,514
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	615,000	631,813

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
5.511%, (5.511% to 1-24-35, then Overnight SOFR + 1.310%), 01/24/2036	$680,000	$699,186
7.750%, 05/14/2038	480,000	572,981
Barclays PLC
4.950%, 01/10/2047	320,000	290,587
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	250,000	255,372
5.674%, (5.674% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	500,000	509,483
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	750,000	851,212
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	630,000	582,703
Blackstone Private Credit Fund 5.950%, 07/16/2029	315,000	320,960
Capital One Financial Corp.
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	505,000	509,408
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	650,000	672,376
Capital One NA 4.650%, 09/13/2028	500,000	502,643
Chubb INA Holdings LLC 3.350%, 05/03/2026	300,000	297,693
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then Overnight SOFR + 0.770%), 06/09/2027	685,000	665,577
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	745,000	660,010
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	700,000	641,818
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	420,000	346,228
4.450%, 09/29/2027	500,000	500,480
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	700,000	702,575
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	865,000	883,537
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	200,000	202,679
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	215,000	222,425
CNA Financial Corp. 3.900%, 05/01/2029	320,000	313,714
CNO Financial Group, Inc. 5.250%, 05/30/2029	210,000	211,840
Corebridge Financial, Inc. 3.900%, 04/05/2032	265,000	248,732
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG
2.129%, (2.129% to 11-24-25, then Overnight SOFR + 1.870%), 11/24/2026	$375,000	$371,207
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	300,000	270,023
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	150,000	152,343
5.706%, (5.706% to 2-8-27, then Overnight SOFR + 1.594%), 02/08/2028	250,000	254,107
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,513,702
4.875%, 02/15/2036	1,000,000	1,046,756
Fifth Third Bancorp 6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	315,000	331,790
Fifth Third Bank NA 2.250%, 02/01/2027	300,000	290,794
Fiserv, Inc. 2.250%, 06/01/2027	630,000	606,605
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	630,000	584,821
GE Capital International Funding Company 4.418%, 11/15/2035	647,000	620,909
Global Payments, Inc. 4.450%, 06/01/2028	425,000	423,625
Hartford Insurance Group, Inc. 5.950%, 10/15/2036	170,000	177,454
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	913,860
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,050,000	1,051,517
5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	250,000	254,547
6.500%, 09/15/2037	695,000	743,388
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	200,000	204,919
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	225,000	229,365
ING Groep NV 4.252%, (4.252% to 3-28-32, then Overnight SOFR + 2.070%), 03/28/2033	300,000	288,750
Inter-American Development Bank
1.125%, 07/20/2028	500,000	462,180
1.125%, 01/13/2031	2,000,000	1,724,148
2.000%, 07/23/2026	1,000,000	979,338
4.500%, 02/15/2030	500,000	513,935
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	440,000	429,528
4.600%, 03/15/2033	500,000	497,808
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	931,640

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
International Bank for Reconstruction & Development (continued)
0.875%, 07/15/2026	$1,000,000	$968,713
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	391,000	357,489
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,940,000	1,305,411
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	489,771
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	810,000	798,010
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	900,000	901,689
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	805,000	807,750
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	1,010,425
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	735,000	747,952
6.400%, 05/15/2038	250,000	277,735
KeyBank NA
5.000%, 01/26/2033	325,000	320,708
5.850%, 11/15/2027	250,000	258,108
Lincoln National Corp.
3.625%, 12/12/2026	525,000	518,806
7.000%, 06/15/2040	160,000	176,737
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	100,000	100,245
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	125,000	123,234
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	124,000	126,054
Marsh & McLennan Companies, Inc.
2.375%, 12/15/2031	250,000	218,891
4.900%, 03/15/2049	265,000	239,379
Mastercard, Inc.
2.000%, 11/18/2031	385,000	335,583
2.950%, 11/21/2026	300,000	295,728
MetLife, Inc.
4.600%, 05/13/2046	520,000	460,409
5.300%, 12/15/2034	300,000	308,183
Mitsubishi UFJ Financial Group, Inc.
1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,360,000	1,319,537
5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	215,000	221,317
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	777,460
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	$525,000	$509,281
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	958,957
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	635,000	625,934
4.375%, 01/22/2047	1,095,000	932,253
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,019,600
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	485,000	490,921
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,050,000	1,093,760
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	431,104
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	740,000	704,530
NatWest Group PLC
4.964%, (4.964% to 8-15-29, then 1 Year CMT + 1.220%), 08/15/2030	315,000	318,616
5.115%, (5.115% to 5-23-30, then 1 Year CMT + 1.050%), 05/23/2031	300,000	304,909
5.583%, (5.583% to 3-1-27, then 1 Year CMT + 1.100%), 03/01/2028	225,000	229,044
5.778%, (5.778% to 3-1-34, then 1 Year CMT + 1.500%), 03/01/2035	210,000	218,074
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,050,000	980,844
PayPal Holdings, Inc.
2.300%, 06/01/2030	455,000	413,915
2.850%, 10/01/2029	500,000	471,867
Prudential Financial, Inc. 4.350%, 02/25/2050	300,000	248,991
Raymond James Financial, Inc. 4.950%, 07/15/2046	525,000	471,742
Royal Bank of Canada
2.300%, 11/03/2031	850,000	746,634
4.900%, 01/12/2028	300,000	305,470
S&P Global, Inc. 2.900%, 03/01/2032	640,000	581,832
Santander Holdings USA, Inc. 4.400%, 07/13/2027	250,000	249,583
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034	740,000	755,928
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	960,000	945,140
3.784%, 03/09/2026	550,000	548,105
The Allstate Corp.
4.200%, 12/15/2046	300,000	244,779
5.250%, 03/30/2033	250,000	256,307
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	800,000	788,882
4.596%, (4.596% to 7-26-29, then SOFR + 1.755%), 07/26/2030	240,000	242,633

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of Nova Scotia 4.850%, 02/01/2030	$715,000	$728,582
The Charles Schwab Corp.
3.200%, 01/25/2028	330,000	323,049
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	320,000	339,940
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	720,000	665,406
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	405,000	357,878
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	900,047
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,035,000	774,076
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	1,001,328
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	600,000	624,573
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,060,000	1,030,644
4.758%, (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%), 01/26/2027	300,000	300,439
4.899%, (4.899% to 5-13-30, then Overnight SOFR + 1.333%), 05/13/2031	320,000	324,064
The Toronto-Dominion Bank 2.000%, 09/10/2031	830,000	724,793
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	239,808
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	51,298
Truist Financial Corp.
1.125%, 08/03/2027	525,000	493,501
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	525,000	540,736
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	630,000	648,659
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	630,000	661,761
UBS AG 5.000%, 07/09/2027	270,000	274,170
Visa, Inc.
2.050%, 04/15/2030	635,000	578,034
4.300%, 12/14/2045	488,000	424,206
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,035,000	1,864,297
3.000%, 10/23/2026	795,000	781,374
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,150,000	869,020
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	$1,035,000	$945,214
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	777,636
		84,735,081
Health care – 2.7%
Abbott Laboratories
3.750%, 11/30/2026	283,000	282,068
4.750%, 11/30/2036	330,000	328,442
AbbVie, Inc.
3.200%, 11/21/2029	1,030,000	985,197
4.400%, 11/06/2042	690,000	606,689
4.950%, 03/15/2031	200,000	205,327
5.050%, 03/15/2034	275,000	279,995
Amgen, Inc.
4.400%, 05/01/2045	260,000	221,184
4.663%, 06/15/2051	494,000	422,936
5.250%, 03/02/2030	370,000	381,241
5.250%, 03/02/2033	840,000	860,179
Astrazeneca Finance LLC
4.900%, 03/03/2030	250,000	256,462
5.000%, 02/26/2034	250,000	254,860
Baxter International, Inc. 3.950%, 04/01/2030	530,000	517,592
Becton, Dickinson and Company
3.700%, 06/06/2027	100,000	98,796
4.685%, 12/15/2044	420,000	365,504
Biogen, Inc. 3.250%, 02/15/2051	591,000	377,231
Boston Scientific Corp.
2.650%, 06/01/2030	525,000	486,030
4.000%, 03/01/2028	50,000	50,142
Bristol-Myers Squibb Company
3.250%, 08/01/2042	545,000	407,799
4.550%, 02/20/2048	300,000	257,941
5.200%, 02/22/2034	420,000	430,139
Cardinal Health, Inc. 5.125%, 02/15/2029	525,000	538,364
Centene Corp. 4.250%, 12/15/2027	535,000	526,893
CVS Health Corp.
4.300%, 03/25/2028	719,000	716,050
5.050%, 03/25/2048	520,000	448,993
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	241,329
Dignity Health 4.500%, 11/01/2042	300,000	249,875
Elevance Health, Inc.
4.101%, 03/01/2028	370,000	368,981
4.650%, 08/15/2044	150,000	130,353
6.100%, 10/15/2052	353,000	359,731
Eli Lilly & Company
2.250%, 05/15/2050	530,000	302,499
4.750%, 02/12/2030	275,000	281,951
5.100%, 02/12/2035	200,000	204,993
5.500%, 02/12/2055	250,000	251,558
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	308,027
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	250,000	264,033
Gilead Sciences, Inc.
4.500%, 02/01/2045	250,000	217,814
5.100%, 06/15/2035	375,000	379,802

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/2028	$225,000	$223,977
6.375%, 05/15/2038	230,000	255,443
HCA, Inc.
3.500%, 09/01/2030	275,000	260,049
4.500%, 02/15/2027	225,000	225,032
5.500%, 06/15/2047	420,000	390,289
5.600%, 04/01/2034	530,000	542,268
Humana, Inc. 3.950%, 03/15/2027	370,000	368,623
Johnson & Johnson
2.100%, 09/01/2040	500,000	343,518
5.850%, 07/15/2038	315,000	343,513
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	530,000	498,855
McKesson Corp. 4.950%, 05/30/2032	220,000	222,950
Medtronic, Inc. 4.375%, 03/15/2035	530,000	512,703
Merck & Company, Inc.
2.150%, 12/10/2031	350,000	305,489
5.000%, 05/17/2053	250,000	229,829
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	540,000	570,929
Pfizer Investment Enterprises Pte, Ltd.
4.650%, 05/19/2030	400,000	405,532
4.750%, 05/19/2033	350,000	348,948
5.300%, 05/19/2053	1,000,000	944,009
Pfizer, Inc. 4.400%, 05/15/2044	304,000	266,153
Quest Diagnostics, Inc.
4.200%, 06/30/2029	320,000	318,622
4.700%, 03/30/2045	320,000	278,420
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,050,000	626,830
Solventum Corp.
5.400%, 03/01/2029	50,000	51,488
5.450%, 03/13/2031	300,000	311,505
Stryker Corp. 4.625%, 03/15/2046	370,000	327,323
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034	525,000	533,129
Takeda US Financing, Inc. 5.900%, 07/07/2055	300,000	301,518
The Cigna Group 4.375%, 10/15/2028	530,000	530,637
Thermo Fisher Scientific, Inc.
2.000%, 10/15/2031	400,000	348,796
5.404%, 08/10/2043	225,000	222,343
UnitedHealth Group, Inc.
2.300%, 05/15/2031	530,000	467,089
2.900%, 05/15/2050	400,000	248,900
4.375%, 03/15/2042	60,000	51,445
4.450%, 12/15/2048	300,000	248,380
5.350%, 02/15/2033	700,000	721,233
5.800%, 03/15/2036	350,000	367,920
5.950%, 06/15/2055	250,000	253,893
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	302,000	299,147
Zimmer Biomet Holdings, Inc. 5.050%, 02/19/2030	400,000	409,918
Zoetis, Inc. 2.000%, 05/15/2030	330,000	296,574
		28,340,219
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 2.1%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	$550,000	$498,294
3.850%, 10/29/2041	250,000	199,899
4.625%, 09/10/2029	250,000	250,055
5.750%, 06/06/2028	1,000,000	1,034,549
Air Lease Corp.
3.125%, 12/01/2030	645,000	596,033
3.625%, 12/01/2027	400,000	394,026
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	200,310	191,992
Automatic Data Processing, Inc. 4.450%, 09/09/2034	545,000	534,455
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	370,000	327,207
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	469,719
Carrier Global Corp.
2.493%, 02/15/2027	215,000	209,238
3.577%, 04/05/2050	170,000	124,747
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	520,636
3.250%, 04/09/2050	425,000	296,403
CNH Industrial Capital LLC 4.550%, 04/10/2028	525,000	527,393
CSX Corp.
3.800%, 04/15/2050	1,035,000	783,517
4.250%, 03/15/2029	430,000	430,033
Deere & Company 3.100%, 04/15/2030	540,000	513,627
Eaton Capital ULC 4.450%, 05/09/2030	340,000	341,593
Equifax, Inc. 3.100%, 05/15/2030	855,000	799,826
General Dynamics Corp. 3.625%, 04/01/2030	525,000	511,511
General Electric Company
4.500%, 03/11/2044	200,000	176,231
6.750%, 03/15/2032	66,000	74,686
6.875%, 01/10/2039	198,000	231,677
Honeywell International, Inc. 1.950%, 06/01/2030	525,000	470,010
Ingersoll Rand, Inc.
5.400%, 08/14/2028	200,000	206,153
5.700%, 08/14/2033	220,000	230,384
John Deere Capital Corp. 4.500%, 01/08/2027	300,000	301,885
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	153,656
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	281,633
Lockheed Martin Corp.
3.800%, 03/01/2045	425,000	334,870
5.250%, 01/15/2033	505,000	524,209
Norfolk Southern Corp. 4.837%, 10/01/2041	260,000	237,889
Northrop Grumman Corp.
3.250%, 01/15/2028	125,000	122,119
4.400%, 05/01/2030	200,000	200,278
Regal Rexnord Corp. 6.050%, 04/15/2028	310,000	319,450
Republic Services, Inc. 2.375%, 03/15/2033 (B)	415,000	354,560
RTX Corp.
4.625%, 11/16/2048	525,000	451,214

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
RTX Corp. (continued)
6.125%, 07/15/2038	$225,000	$242,903
Southwest Airlines Company 5.125%, 06/15/2027	520,000	524,649
Stanley Black & Decker, Inc.
2.750%, 11/15/2050	330,000	187,825
4.250%, 11/15/2028	100,000	99,335
The Boeing Company
2.950%, 02/01/2030	440,000	407,905
3.750%, 02/01/2050	400,000	282,478
5.040%, 05/01/2027	200,000	201,490
5.805%, 05/01/2050	645,000	618,556
8.750%, 09/15/2031	90,000	106,106
TR Finance LLC 4.500%, 05/23/2043	250,000	195,390
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	491,943
Uber Technologies, Inc. 4.300%, 01/15/2030	535,000	532,533
Union Pacific Corp.
3.799%, 10/01/2051	343,000	258,409
3.799%, 04/06/2071	800,000	547,953
4.500%, 01/20/2033	530,000	526,773
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	187,087	176,632
United Parcel Service, Inc.
3.400%, 03/15/2029	435,000	424,257
5.950%, 05/14/2055	200,000	205,239
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	595,966
Waste Management, Inc.
2.500%, 11/15/2050	320,000	190,965
4.950%, 07/03/2031	200,000	205,301
4.950%, 03/15/2035	275,000	276,166
		21,524,431
Information technology – 1.7%
Analog Devices, Inc.
2.100%, 10/01/2031	220,000	192,228
5.300%, 04/01/2054	200,000	192,760
Apple, Inc.
1.650%, 05/11/2030	975,000	868,249
2.450%, 08/04/2026	560,000	550,440
4.100%, 08/08/2062	735,000	579,036
4.850%, 05/10/2053 (B)	300,000	286,042
Applied Materials, Inc. 5.100%, 10/01/2035	495,000	509,855
Broadcom, Inc.
2.600%, 02/15/2033 (C)	800,000	684,267
3.137%, 11/15/2035 (C)	600,000	506,064
4.300%, 11/15/2032	700,000	678,997
4.800%, 10/15/2034	400,000	395,167
CDW LLC
5.100%, 03/01/2030	200,000	201,400
5.550%, 08/22/2034	100,000	99,724
Cisco Systems, Inc.
4.950%, 02/24/2032	250,000	256,259
5.900%, 02/15/2039	80,000	86,033
Corning, Inc. 4.750%, 03/15/2042	200,000	179,163
Dell International LLC
4.750%, 04/01/2028	245,000	247,867
5.400%, 04/15/2034	600,000	611,049
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Eaton Corp. 3.103%, 09/15/2027	$500,000	$490,811
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	425,000	449,423
HP, Inc. 6.000%, 09/15/2041	525,000	527,172
IBM Corp.
4.000%, 06/20/2042	210,000	173,923
5.600%, 11/30/2039	21,000	21,504
Intel Corp.
2.000%, 08/12/2031	545,000	468,160
5.200%, 02/10/2033	1,030,000	1,038,707
Micron Technology, Inc.
5.875%, 09/15/2033	270,000	282,071
6.750%, 11/01/2029	220,000	237,800
Microsoft Corp. 2.525%, 06/01/2050	1,538,000	950,436
Motorola Solutions, Inc.
4.600%, 05/23/2029	175,000	175,870
5.400%, 04/15/2034	175,000	178,474
NVIDIA Corp. 2.000%, 06/15/2031	425,000	377,031
NXP BV 3.400%, 05/01/2030	520,000	492,183
Oracle Corp.
2.650%, 07/15/2026	310,000	304,411
2.875%, 03/25/2031	435,000	396,729
3.250%, 11/15/2027	610,000	596,272
4.000%, 11/15/2047	400,000	306,158
4.125%, 05/15/2045	545,000	433,096
5.550%, 02/06/2053	315,000	296,217
Qualcomm, Inc. 1.650%, 05/20/2032	626,000	520,322
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	498,240
Salesforce, Inc. 2.700%, 07/15/2041	445,000	320,107
Texas Instruments, Inc.
3.875%, 03/15/2039	235,000	207,663
4.500%, 05/23/2030	200,000	202,138
VMware LLC 1.800%, 08/15/2028	435,000	402,449
		17,471,967
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	530,000	508,826
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	367,367
DuPont de Nemours, Inc. 5.319%, 11/15/2038	262,000	271,207
Eastman Chemical Company 4.650%, 10/15/2044	520,000	440,051
Freeport-McMoRan, Inc.
4.375%, 08/01/2028	225,000	223,786
5.400%, 11/14/2034	200,000	203,128
5.450%, 03/15/2043	325,000	307,130
Huntsman International LLC 4.500%, 05/01/2029	500,000	474,170
International Paper Company 5.000%, 09/15/2035	525,000	517,128
LYB International Finance II BV 3.500%, 03/02/2027	400,000	394,219
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	264,555

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Newmont Corp. 4.875%, 03/15/2042	$290,000	$268,813
Nucor Corp. 2.700%, 06/01/2030	300,000	276,769
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	124,893
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	285,000	258,278
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	245,191
The Dow Chemical Company
4.375%, 11/15/2042	420,000	341,758
9.400%, 05/15/2039	130,000	170,202
The Sherwin-Williams Company 3.450%, 06/01/2027	325,000	320,568
Vulcan Materials Company 3.500%, 06/01/2030	330,000	315,709
WRKCo, Inc. 4.900%, 03/15/2029	265,000	268,354
		6,562,102
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	415,000	331,802
American Homes 4 Rent LP
3.625%, 04/15/2032	350,000	322,945
4.950%, 06/15/2030	190,000	191,939
American Tower Corp.
3.800%, 08/15/2029	525,000	510,439
4.050%, 03/15/2032	345,000	329,936
AvalonBay Communities, Inc. 2.050%, 01/15/2032	420,000	362,500
Boston Properties LP 2.550%, 04/01/2032	520,000	438,680
Brixmor Operating Partnership LP
4.125%, 05/15/2029	500,000	491,650
5.200%, 04/01/2032	290,000	292,310
Crown Castle, Inc.
2.500%, 07/15/2031	345,000	301,039
3.700%, 06/15/2026	400,000	396,537
Digital Realty Trust LP 4.450%, 07/15/2028	210,000	210,077
Equinix, Inc. 2.150%, 07/15/2030	400,000	355,982
Essex Portfolio LP 3.000%, 01/15/2030	215,000	201,046
Extra Space Storage LP 2.350%, 03/15/2032	525,000	445,439
GLP Capital LP 5.300%, 01/15/2029	630,000	636,985
Healthpeak OP LLC 3.500%, 07/15/2029	420,000	405,462
Kimco Realty OP LLC 2.250%, 12/01/2031	265,000	229,492
Mid-America Apartments LP 3.950%, 03/15/2029	420,000	414,743
Prologis LP 5.125%, 01/15/2034	290,000	293,526
Public Storage Operating Company 4.375%, 07/01/2030	250,000	249,399
Realty Income Corp. 3.250%, 01/15/2031	200,000	187,466
Regency Centers LP 5.000%, 07/15/2032	320,000	323,659
Simon Property Group LP 3.375%, 06/15/2027	530,000	521,858
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Ventas Realty LP 2.500%, 09/01/2031	$200,000	$176,048
VICI Properties LP
5.125%, 05/15/2032	200,000	199,264
5.625%, 04/01/2035	170,000	171,563
Welltower OP LLC 2.750%, 01/15/2031	325,000	297,109
		9,288,895
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	420,000	317,979
Ameren Corp. 3.500%, 01/15/2031	860,000	812,442
American Electric Power Company, Inc. 5.625%, 03/01/2033	170,000	176,722
American Water Capital Corp. 4.300%, 09/01/2045	365,000	305,811
Arizona Public Service Company 3.350%, 05/15/2050	520,000	352,542
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	586,232
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	680,000	584,514
6.125%, 04/01/2036	456,000	490,425
CenterPoint Energy Houston Electric LLC 4.250%, 02/01/2049	375,000	300,982
CenterPoint Energy, Inc. 2.950%, 03/01/2030	385,000	358,510
Consolidated Edison Company of New York, Inc.
3.950%, 04/01/2050	730,000	569,073
5.500%, 03/15/2034	270,000	280,774
Constellation Energy Generation LLC
6.125%, 01/15/2034	185,000	199,229
6.250%, 10/01/2039	160,000	170,804
Dominion Energy South Carolina, Inc. 4.600%, 06/15/2043	395,000	350,206
Dominion Energy, Inc. 3.375%, 04/01/2030	530,000	503,673
DTE Electric Company
3.750%, 08/15/2047	300,000	228,292
5.200%, 04/01/2033	250,000	256,868
Duke Energy Carolinas LLC 6.000%, 01/15/2038	300,000	319,700
Duke Energy Corp.
2.450%, 06/01/2030	725,000	657,893
4.800%, 12/15/2045	500,000	432,989
5.000%, 08/15/2052	630,000	552,323
5.750%, 09/15/2033	500,000	525,149
Entergy Texas, Inc. 1.750%, 03/15/2031	730,000	629,682
Essential Utilities, Inc. 4.276%, 05/01/2049	415,000	325,796
Eversource Energy 4.250%, 04/01/2029	330,000	326,781
Exelon Corp.
3.400%, 04/15/2026	542,000	537,228
5.125%, 03/15/2031	200,000	204,861
FirstEnergy Corp. 2.650%, 03/01/2030	375,000	344,318
Florida Power & Light Company 5.650%, 02/01/2037	515,000	539,469
Georgia Power Company
4.950%, 05/17/2033	330,000	332,556

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company (continued)
5.950%, 02/01/2039	$335,000	$341,868
Indiana Michigan Power Company
3.850%, 05/15/2028	400,000	395,745
6.050%, 03/15/2037	207,000	222,799
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	730,000	657,425
5.250%, 02/28/2053	725,000	669,359
NiSource, Inc.
3.950%, 03/30/2048	300,000	231,516
5.400%, 06/30/2033	950,000	971,573
Oncor Electric Delivery Company LLC
4.550%, 09/15/2032	115,000	113,546
7.500%, 09/01/2038	188,000	225,476
Pacific Gas & Electric Company
2.500%, 02/01/2031	400,000	347,221
3.750%, 07/01/2028	30,000	29,107
4.550%, 07/01/2030	257,000	250,838
4.950%, 07/01/2050	757,000	610,148
5.800%, 05/15/2034	355,000	354,928
PacifiCorp 6.000%, 01/15/2039	335,000	346,030
PPL Electric Utilities Corp. 5.000%, 05/15/2033	265,000	269,019
Public Service Company of Colorado 3.600%, 09/15/2042	520,000	400,404
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	274,305
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	212,671
Sempra 3.400%, 02/01/2028	200,000	195,262
Southern California Edison Company
2.250%, 06/01/2030	755,000	662,852
5.350%, 07/15/2035	130,000	126,622
Southern California Gas Company 6.350%, 11/15/2052	430,000	460,734
The Connecticut Light & Power Company 4.300%, 04/15/2044	255,000	215,275
The Southern Company
3.250%, 07/01/2026	622,000	615,284
4.400%, 07/01/2046	420,000	349,774
Virginia Electric & Power Company
4.625%, 05/15/2052	270,000	226,967
8.875%, 11/15/2038	190,000	251,033
Wisconsin Electric Power Company 4.750%, 09/30/2032	220,000	222,409
Xcel Energy, Inc. 4.600%, 06/01/2032	630,000	616,060
		23,440,073
TOTAL CORPORATE BONDS (Cost $269,881,746)		$258,697,368
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	56,110
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	160,633
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	46,263
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	103,087
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority 5.588%, 05/01/2038	$500,000	$514,163
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	349,736
New York State Urban Development Corp. 5.770%, 03/15/2039	235,000	242,482
State of California, GO 7.300%, 10/01/2039	400,000	462,624
State of California, GO 7.500%, 04/01/2034	80,000	92,774
State of Illinois, GO 5.100%, 06/01/2033	100,343	100,643
State of Illinois, GO 7.350%, 07/01/2035	220,000	235,224
State of Texas, GO 5.517%, 04/01/2039	260,000	267,615
State of Utah, GO 3.539%, 07/01/2025	76,759	76,759
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	315,888
TOTAL MUNICIPAL BONDS (Cost $2,954,928)		$3,024,001
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Commercial and residential – 1.4%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,872,640	1,831,333
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,781,686
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057	1,500,000	1,534,854
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,831,066
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,049,125
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	1,573,971	1,549,593
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,698,211
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,788,752
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	368,154	367,291
		14,431,911
U.S. Government Agency – 0.0%
Federal Home Loan Mortgage Corp. Series K755, Class A2 5.203%, 02/25/2031	600,000	626,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,522,001)		$15,058,721
ASSET-BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,015,535

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	$1,000,000	$1,023,939
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	616,510
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	739,434	691,930
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,257,362
TOTAL ASSET-BACKED SECURITIES (Cost $4,647,373)		$4,605,276
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 4.2596% (E)(F)	909,896	9,101,146
TOTAL SHORT-TERM INVESTMENTS (Cost $9,101,042)		$9,101,146
Total Investments (Total Bond Market Trust) (Cost $1,099,462,779) – 99.7%		$1,043,957,627
Other assets and liabilities, net – 0.3%		3,631,434
TOTAL NET ASSETS – 100.0%		$1,047,589,061
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 6-30-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $739,836.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
6.140%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	$8,207	$8,325
6.165%, (1 Year CMT + 2.165%), 11/01/2036 (A)	34,111	34,686
6.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	48,828	49,763
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.440%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	$18,251	$18,556
6.546%, (1 Year CMT + 2.112%), 12/01/2035 (A)	46,794	47,638
6.652%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.585%), 05/01/2037 (A)	36,145	37,027
6.835%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.538%), 02/01/2036 (A)	22,609	23,126
7.322%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	12,558	12,815
7.420%, (1 Year CMT + 2.295%), 08/01/2035 (A)	39,717	40,556
Federal National Mortgage Association
6.103%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.484%), 10/01/2035 (A)	46,602	47,353
6.135%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.524%), 02/01/2035 (A)	33,042	33,577
6.286%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	14,752	14,993
6.422%, (1 Year CMT + 2.204%), 05/01/2036 (A)	94,434	96,519
6.429%, (1 Year CMT + 2.193%), 02/01/2035 (A)	72,033	73,624
6.469%, (1 Year CMT + 2.159%), 01/01/2036 (A)	59,508	60,725
6.486%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.435%), 04/01/2035 (A)	136,803	139,606
6.518%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.570%), 07/01/2035 (A)	75,448	77,195
6.557%, (1 Year CMT + 2.151%), 01/01/2036 (A)	18,211	18,592
6.594%, (1 Year CMT + 2.333%), 05/01/2034 (A)	35,262	36,101
6.679%, (1 Year CMT + 2.273%), 07/01/2035 (A)	47,110	48,091
		918,868
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $948,619)		$918,868
CORPORATE BONDS – 52.9%
Communication services – 4.1%
AT&T, Inc. 1.700%, 03/25/2026	914,000	895,684
Charter Communications Operating LLC
4.908%, 07/23/2025	461,000	460,966
6.150%, 11/10/2026	685,000	698,112
Comcast Corp. 3.950%, 10/15/2025	2,000,000	1,996,885
Netflix, Inc. 4.375%, 11/15/2026	930,000	934,709
T-Mobile USA, Inc. 2.250%, 02/15/2026	2,560,000	2,520,323

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
TWDC Enterprises 18 Corp. 3.000%, 02/13/2026	$2,000,000	$1,984,639
		9,491,318
Consumer discretionary – 4.7%
American Honda Finance Corp.
2.300%, 09/09/2026	700,000	683,282
4.950%, 01/09/2026	700,000	701,541
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,962,645
Ford Motor Credit Company LLC 4.389%, 01/08/2026	1,107,000	1,102,053
General Motors Financial Company, Inc. 5.050%, 04/04/2028	2,000,000	2,015,163
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	2,018,598
Mercedes-Benz Finance North America LLC 5.200%, 08/03/2026 (B)	1,400,000	1,411,335
		10,894,617
Consumer staples – 0.9%
Mars, Inc. 4.600%, 03/01/2028 (B)	2,000,000	2,016,258
Energy – 2.3%
Enterprise Products Operating LLC 5.050%, 01/10/2026	1,430,000	1,433,218
EOG Resources, Inc. 4.150%, 01/15/2026	1,450,000	1,446,783
MPLX LP 1.750%, 03/01/2026	695,000	681,575
Phillips 66 Company 3.550%, 10/01/2026	1,131,000	1,119,261
Spectra Energy Partners LP 3.375%, 10/15/2026	680,000	670,470
		5,351,307
Financials – 20.8%
American Express Company 6.338%, (6.338% to 10-30-25, then Overnight SOFR + 1.330%), 10/30/2026	2,000,000	2,011,720
Ares Capital Corp. 3.875%, 01/15/2026	1,840,000	1,830,409
Athene Global Funding 5.620%, 05/08/2026 (B)	1,800,000	1,816,125
Bank of America Corp. 4.827%, (4.827% to 7-22-25, then Overnight SOFR + 1.750%), 07/22/2026	2,000,000	1,999,997
Barclays PLC 5.304%, (5.304% to 8-9-25, then 1 Year CMT + 2.300%), 08/09/2026	1,180,000	1,180,329
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	2,011,012
Capital One NA 4.250%, 03/13/2026	2,000,000	1,995,895
Citizens Financial Group, Inc. 4.300%, 12/03/2025	1,195,000	1,192,671
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	2,000,000	1,961,855
Fifth Third Bank NA 4.967%, (4.967% to 1-28-27, then Overnight SOFR + 0.810%), 01/28/2028	2,000,000	2,014,644
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Goldman Sachs Bank USA 5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	$902,000	$906,451
ING Groep NV 3.950%, 03/29/2027	904,000	899,743
JPMorgan Chase & Co.
3.900%, 07/15/2025	3,000,000	2,998,868
3.960%, (3.960% to 1-29-26, then 3 month CME Term SOFR + 1.507%), 01/29/2027	908,000	905,616
KeyBank NA 4.150%, 08/08/2025	1,000,000	999,261
Morgan Stanley
3.950%, 04/23/2027	922,000	916,208
4.000%, 07/23/2025	1,455,000	1,453,632
PNC Bank NA 3.100%, 10/25/2027	2,000,000	1,950,866
Royal Bank of Canada 4.650%, 01/27/2026	700,000	699,786
Sammons Financial Group Global Funding 5.050%, 01/10/2028 (B)	1,000,000	1,014,680
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,953,715
Sixth Street Specialty Lending, Inc. 2.500%, 08/01/2026 (C)	583,000	570,003
Societe Generale SA 1.488%, (1.488% to 12-14-25, then 1 Year CMT + 1.100%), 12/14/2026 (B)	1,157,000	1,140,156
The Goldman Sachs Group, Inc. 1.431%, (1.431% to 3-9-26, then Overnight SOFR + 0.798%), 03/09/2027	2,000,000	1,956,796
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,943,529
Truist Bank 3.300%, 05/15/2026	700,000	693,187
Truist Financial Corp. 4.260%, (4.260% to 7-28-25, then Overnight SOFR + 1.456%), 07/28/2026	700,000	699,718
U.S. Bancorp 5.727%, (5.727% to 10-21-25, then Overnight SOFR + 1.430%), 10/21/2026	1,450,000	1,454,862
UBS Group AG 4.125%, 04/15/2026 (B)	700,000	698,013
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,983,621
Wells Fargo & Company
3.000%, 10/23/2026	931,000	915,043
4.100%, 06/03/2026	903,000	899,392
		47,667,803
Health care – 8.6%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,971,317
Amgen, Inc. 5.507%, 03/02/2026	1,820,000	1,820,267
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,946,773
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,972,030
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	3,003,932

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. 5.875%, 02/15/2026	$2,000,000	$2,002,170
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2026	3,000,000	3,003,286
Solventum Corp. 5.450%, 02/25/2027	1,112,000	1,130,141
UnitedHealth Group, Inc. 4.400%, 06/15/2028	1,000,000	1,004,953
		19,854,869
Industrials – 4.5%
3M Company 3.000%, 08/07/2025	3,000,000	2,992,908
AerCap Ireland Capital DAC
6.100%, 01/15/2027	655,000	669,536
6.500%, 07/15/2025	2,000,000	2,001,276
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,957,039
Lockheed Martin Corp. 4.950%, 10/15/2025	1,445,000	1,445,406
The Boeing Company 5.040%, 05/01/2027	1,152,000	1,160,582
		10,226,747
Information technology – 3.0%
Apple, Inc. 0.700%, 02/08/2026	1,000,000	978,783
Broadcom Corp. 3.875%, 01/15/2027	680,000	675,292
Broadcom, Inc. 3.459%, 09/15/2026	896,000	887,609
Dell International LLC 6.020%, 06/15/2026	1,429,000	1,442,506
IBM Corp. 7.000%, 10/30/2025	700,000	705,666
Marvell Technology, Inc. 1.650%, 04/15/2026	694,000	678,188
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,508,509
		6,876,553
Real estate – 1.7%
American Tower Corp. 3.375%, 10/15/2026	901,000	889,483
Realty Income Corp.
4.875%, 06/01/2026	700,000	701,834
5.050%, 01/13/2026	1,143,000	1,142,995
VICI Properties LP 4.500%, 09/01/2026 (B)	1,138,000	1,134,867
		3,869,179
Utilities – 2.3%
American Electric Power Company, Inc. 5.750%, 11/01/2027	2,000,000	2,062,455
Duke Energy Corp. 4.850%, 01/05/2027	895,000	903,826
Sempra 5.400%, 08/01/2026	897,000	905,692
Sierra Pacific Power Company 2.600%, 05/01/2026	700,000	689,384
The Southern Company 3.250%, 07/01/2026	684,000	676,614
		5,237,971
TOTAL CORPORATE BONDS (Cost $121,112,244)		$121,486,622
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Commercial and residential – 0.1%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	$50,346	$49,086
Towd Point Mortgage Trust Series 2016-4, Class M1 3.250%, 07/25/2056 (B)(D)	281,534	277,903
		326,989
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 4.770%, 04/25/2042 (A)	331,801	328,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $660,280)		$655,023
ASSET-BACKED SECURITIES – 23.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2 5.681%, 05/17/2032 (B)	1,188,340	1,206,801
Series 2024-B, Class A2 4.970%, 09/15/2032 (B)	186,014	187,365
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	2,000,000	1,998,019
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	970,457	978,744
ARI Fleet Lease Trust
Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	661,688	664,638
Series 2025-B, Class A2 4.590%, 03/15/2034 (B)	700,000	702,624
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	158,333	157,943
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	1,000,000	988,482
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	850,000	849,591
BMW Vehicle Lease Trust Series 2025-1, Class A2A 4.430%, 09/27/2027	700,000	701,484
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	2,001,944
CarMax Auto Owner Trust
Series 2021-3, Class A4 0.740%, 01/15/2027	746,585	740,970
Series 2021-4, Class A4 0.820%, 04/15/2027	600,000	590,864
Series 2022-1, Class A3 1.470%, 12/15/2026	105,813	105,266
Series 2023-1, Class A3 4.750%, 10/15/2027	550,438	551,013
Series 2023-2, Class A4 5.010%, 11/15/2028	455,000	459,854
Carvana Auto Receivables Trust
Series 2021-P4, Class A4 1.640%, 12/10/2027	500,000	491,883
Series 2022-P3, Class A3 4.610%, 11/10/2027	400,454	400,356

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Chase Auto Owner Trust
Series 2022-AA, Class A4 3.990%, 03/27/2028 (B)	$743,000	$740,278
Series 2024-1A, Class A3 5.130%, 05/25/2029 (B)	137,587	138,801
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	361,101	362,891
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	501,443	508,129
Citizens Auto Receivables Trust
Series 2023-2, Class A4 5.740%, 10/15/2030 (B)	1,165,000	1,190,998
Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,800,000	1,809,792
CNH Equipment Trust
Series 2021-B, Class A4 0.700%, 05/17/2027	493,211	489,433
Series 2022-B, Class A3 3.890%, 11/15/2027	117,646	117,214
Dell Equipment Finance Trust Series 2024-1, Class A2 5.580%, 03/22/2030 (B)	629,013	630,272
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (B)	700,000	708,443
DLLAD LLC
Series 2023-1A, Class A3 4.790%, 01/20/2028 (B)	612,312	613,853
Series 2024-1A, Class A3 5.300%, 07/20/2029 (B)	800,000	815,817
DLLST LLC Series 2024-1A, Class A3 5.050%, 08/20/2027 (B)	190,000	190,739
Enterprise Fleet Financing Series 2022-3, Class A3 4.290%, 07/20/2029 (B)	137,000	136,836
Enterprise Fleet Financing LLC
Series 2021-2, Class A3 0.740%, 05/20/2027 (B)	161,540	159,838
Series 2022-1, Class A3 3.270%, 01/20/2028 (B)	328,323	327,126
Series 2022-2, Class A3 4.790%, 05/21/2029 (B)	746,000	745,959
Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	144,958	144,819
Series 2022-4, Class A2 5.760%, 10/22/2029 (B)	80,704	81,029
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	438,603	445,189
Series 2024-1, Class A2 5.230%, 03/20/2030 (B)	777,491	783,076
Series 2024-4, Class A2 4.690%, 07/20/2027 (B)	125,000	125,167
FCCU Auto Receivables Trust Series 2025-1A, Class A2 4.870%, 01/16/2029 (B)	250,000	250,516
Ford Credit Auto Lease Trust
Series 2023-B, Class A3 5.910%, 10/15/2026	289,504	290,051
Series 2024-B, Class A3 4.990%, 12/15/2027	1,069,000	1,076,643
Ford Credit Auto Owner Trust
Series 2020-2, Class A 1.060%, 04/15/2033 (B)	3,000,000	2,969,720
Series 2022-C, Class A4 4.590%, 12/15/2027	325,000	325,479
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A 1.060%, 09/15/2027	$725,000	$719,667
Series 2023-1, Class A2 (30 day Average SOFR + 1.250%) 5.554%, 05/15/2028 (A)(B)	500,000	503,121
GM Financial Automobile Leasing Trust Series 2025-2, Class A2A 4.550%, 07/20/2027	1,000,000	1,002,503
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4 1.510%, 04/17/2028	823,000	811,865
Series 2022-2, Class A4 3.250%, 04/17/2028	708,000	701,734
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1 5.340%, 06/15/2028 (B)	500,000	504,654
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	1,269,519	1,271,559
Series 2022-1, Class A4 5.350%, 07/16/2029 (B)	176,000	177,475
Series 2024-1, Class A3 4.980%, 01/18/2028 (B)	700,000	705,363
Harley-Davidson Motorcycle Trust
Series 2022-A, Class A4 3.260%, 01/15/2030	500,000	496,180
Series 2023-B, Class A3 5.690%, 08/15/2028	1,335,138	1,345,548
Series 2024-B, Class A3 4.310%, 07/16/2029	140,000	140,248
Series 2025-A, Class A2A 4.710%, 07/17/2028	700,000	702,337
Hyundai Auto Receivables Trust
Series 2023-C, Class A3 5.540%, 10/16/2028	146,000	147,591
Series 2025-B, Class A2A 4.450%, 08/15/2028	1,000,000	1,001,910
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/2029	215,000	214,021
Kubota Credit Owner Trust Series 2024-1A, Class A3 5.190%, 07/17/2028 (B)	700,000	708,755
LAD Auto Receivables Trust Series 2023-4A, Class A4 6.240%, 06/15/2028 (B)	600,000	608,543
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	467,553	468,828
Nextgear Floorplan Master Owner Trust Series 2023-1A, Class A2 5.740%, 03/15/2028 (B)	450,000	453,459
Nissan Auto Lease Trust Series 2024-B, Class A3 4.920%, 11/15/2027	121,000	122,300
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3 4.910%, 11/15/2027	237,303	237,795
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.024%, 12/15/2032 (B)	659,803	668,469

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes (continued)
Series 2023-B, Class B 5.640%, 12/15/2033 (B)	$164,894	$166,356
Santander Drive Auto Receivables Trust Series 2022-2, Class C 3.760%, 07/16/2029	500,000	496,537
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	509,452	511,723
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	763,347	765,233
Series 2024-B, Class A3 5.560%, 11/22/2027 (B)	405,000	408,362
Series 2024-B, Class A4 5.550%, 12/20/2028 (B)	350,000	355,206
Series 2025-A, Class A3 4.830%, 04/20/2028 (B)	110,000	110,688
Tesla Auto Lease Trust
Series 2023-A, Class A4 5.940%, 07/20/2027 (B)	1,000,000	1,002,152
Series 2023-B, Class B 6.570%, 08/20/2027 (B)	620,000	625,357
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	385,326	385,587
Toyota Auto Receivables Owner Trust
Series 2021-D, Class A4 1.020%, 03/15/2027	625,740	618,429
Series 2022-B, Class A4 3.110%, 08/16/2027	700,000	694,017
Toyota Lease Owner Trust Series 2023-B, Class A4 5.710%, 12/20/2027 (B)	700,000	705,480
USB Auto Owner Trust Series 2025-1A, Class A2 4.510%, 06/15/2028 (B)	700,000	701,491
Verdant Receivables, LLC Series 2025-1A, Class A2 4.850%, 03/13/2028 (B)	700,000	701,922
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	941,878	951,054
World Omni Auto Receivables Trust
Series 2021-C, Class A4 0.640%, 09/15/2027	600,740	598,086
Series 2021-D, Class A4 1.100%, 11/15/2027	693,681	686,676
Series 2022-B, Class A4 3.440%, 03/15/2028	550,000	545,548
TOTAL ASSET-BACKED SECURITIES (Cost $54,288,489)		$54,699,778
SHORT-TERM INVESTMENTS – 22.3%
U.S. Government – 21.1%
U.S. Treasury Bill
3.766%, 12/26/2025 *	9,330,000	9,140,399
4.055%, 10/16/2025 *	3,221,000	3,180,868
4.143%, 12/11/2025 *	12,910,000	12,669,756
4.245%, 01/22/2026 *	23,979,000	23,430,934
		48,421,957
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.2596% (E)(F)	288,727	$2,887,963
TOTAL SHORT-TERM INVESTMENTS (Cost $51,332,119)		$51,309,920
Total Investments (Ultra Short Term Bond Trust) (Cost $228,341,751) – 99.7%		$229,070,211
Other assets and liabilities, net – 0.3%		589,907
TOTAL NET ASSETS – 100.0%		$229,660,118
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,577,834 or 21.6% of the fund's net assets as of 6-30-25.
(C)	All or a portion of this security is on loan as of 6-30-25.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $581,226.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-25:
High Yield Trust
United States	84.2%
Canada	5.9%
France	2.1%
Luxembourg	1.8%
United Kingdom	1.8%
Japan	1.0%
Ireland	1.0%
Other countries	2.2%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	63.5%
Canada	8.9%
United Kingdom	3.2%
Australia	3.2%
Indonesia	3.0%
New Zealand	2.5%
Philippines	2.2%
Brazil	1.8%
Norway	1.7%
Supranational	1.6%
Other countries	8.4%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$543,772,354	$797,745,213	$177,090,554	$231,781,483
Affiliated investments, at value	6,852,535	2,141,845	9,062,718	661,212
Repurchase agreements, at value	—	—	—	5,500,000
Total investments, at value	550,624,889	799,887,058	186,153,272	237,942,695
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,223
Cash	—	—	109,729	582,156
Foreign currency, at value	—	—	81	608,539
Dividends and interest receivable	4,425,984	4,846,999	3,155,607	1,478,585
Receivable for fund shares sold	5,640,871	223,345	1,360,273	5,668,848
Receivable for investments sold	20,006,288	14,976,571	1,881,681	1,258,319
Receivable for delayed delivery securities sold	—	4,404,416	—	—
Receivable for securities lending income	1,172	530	6,078	126
Other assets	64,735	23,920	5,389	6,914
Total assets	580,763,939	824,362,839	192,672,110	247,548,405
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	—	83,526
Payable for centrally cleared swaps	—	—	—	51,257
Payable for futures variation margin	—	—	—	78,604
Due to custodian	21,076	—	—	—
Payable for investments purchased	22,635,547	22,418,485	3,849,037	2,622,201
Payable for delayed delivery securities purchased	—	23,001,153	—	36,843,640
Payable for fund shares repurchased	194	10,476	—	20,142
Payable upon return of securities loaned	1,213,009	2,141,465	9,055,684	661,214
Payable to affiliates
Investment management fees	—	—	345	—
Accounting and legal services fees	22,664	31,050	7,359	8,082
Trustees' fees	358	504	211	244
Other liabilities and accrued expenses	68,849	97,984	55,742	61,945
Total liabilities	23,961,697	47,701,117	12,968,378	40,430,855
Net assets	$556,802,242	$776,661,722	$179,703,732	$207,117,550
Net assets consist of
Paid-in capital	$619,688,186	$895,758,448	$254,576,704	$234,241,705
Total distributable earnings (loss)	(62,885,944)	(119,096,726)	(74,872,972)	(27,124,155)
Net assets	$556,802,242	$776,661,722	$179,703,732	$207,117,550
Unaffiliated investments, including repurchase agreements, at cost	$563,088,678	$806,243,135	$185,021,763	$250,759,069
Affiliated investments, at cost	$6,852,492	$2,141,857	$9,062,781	$661,213
Foreign currency, at cost	—	—	$76	$595,597
Securities loaned, at value	$1,182,790	$2,098,168	$8,864,836	$648,180
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$25,159,811	$61,321,204	$47,535,185	$94,259,290
Shares outstanding	2,975,342	5,335,169	9,540,828	9,544,753
Net asset value, offering price and redemption price per share	$8.46	$11.49	$4.98	$9.88
Series II
Net assets	$100,500,008	$79,803,698	$29,163,087	$49,861,019
Shares outstanding	11,868,337	6,960,136	5,678,272	5,050,536
Net asset value, offering price and redemption price per share	$8.47	$11.47	$5.14	$9.87
Series NAV
Net assets	$431,142,423	$635,536,820	$103,005,460	$62,997,241
Shares outstanding	50,929,615	55,591,009	21,122,251	6,406,172
Net asset value, offering price and redemption price per share	$8.47	$11.43	$4.88	$9.83
The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$2,015,569,115	$180,538,069	$5,444,921,360	$241,125,876
Affiliated investments, at value	—	3,323,447	72,823,754	387,022
Repurchase agreements, at value	419,838,000	—	—	—
Total investments, at value	2,435,407,115	183,861,516	5,517,745,114	241,512,898
Swap contracts, at value	—	865,608	—	—
Unrealized appreciation on forward foreign currency contracts	—	711,929	—	—
Receivable for futures variation margin	—	54,466	—	4,048
Cash	517	68,933	51,131	—
Foreign currency, at value	—	1,954,390	—	—
Collateral held at broker for futures contracts	—	970,356	205,000	150,000
Collateral segregated at custodian for OTC derivative contracts	—	38,000	—	—
Dividends and interest receivable	11,771,251	1,594,543	37,594,386	1,950,013
Receivable for fund shares sold	—	752,696	21,746,157	6,707
Receivable for investments sold	—	425,576	315,005,554	2,023,666
Receivable for delayed delivery securities sold	—	8,203,994	—	—
Receivable for securities lending income	—	1,165	2,011	—
Receivable from affiliates	18,174	—	377	—
Other assets	68,958	5,645	179,976	5,143
Total assets	2,447,266,015	199,508,817	5,892,529,706	245,652,475
Liabilities
Payable for sale commitments outstanding, at value	—	8,559,664	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,536,509	—	—
Swap contracts, at value	—	1,053,166	—	—
Payable for centrally cleared swaps	—	30,841	—	—
Payable for futures variation margin	—	—	10,042	—
Foreign capital gains tax payable	—	131	—	—
Payable for investments purchased	20,096,561	1,457,630	330,561,509	2,061,562
Payable for delayed delivery securities purchased	—	41,977,976	—	—
Payable for fund shares repurchased	16,564,302	—	40	96,575
Payable upon return of securities loaned	—	3,323,392	9,659,717	—
Payable to affiliates
Accounting and legal services fees	101,554	5,798	217,907	11,636
Trustees' fees	—	223	3,440	—
Other liabilities and accrued expenses	182,368	135,184	405,209	51,108
Total liabilities	36,944,785	58,080,514	340,857,864	2,220,881
Net assets	$2,410,321,230	$141,428,303	$5,551,671,842	$243,431,594
Net assets consist of
Paid-in capital	$2,410,326,448	$161,244,925	$6,419,339,749	$271,228,227
Total distributable earnings (loss)	(5,218)	(19,816,622)	(867,667,907)	(27,796,633)
Net assets	$2,410,321,230	$141,428,303	$5,551,671,842	$243,431,594
Unaffiliated investments, including repurchase agreements, at cost	$2,435,407,115	$181,238,935	$5,671,181,488	$243,784,719
Affiliated investments, at cost	—	$3,323,491	$72,822,857	$387,016
Foreign currency, at cost	—	$1,947,611	—	—
Proceeds received on sale commitments outstanding	—	$8,465,097	—	—
Net unamortized upfront payment on OTC swaps	—	$209,673	—	—
Securities loaned, at value	—	$3,249,377	$9,456,572	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,699,235,745	$19,151,516	$131,355,303	$23,032,319
Shares outstanding	1,699,291,850	1,692,258	10,938,045	1,962,711
Net asset value, offering price and redemption price per share	$1.00	$11.32	$12.01	$11.73
Series II
Net assets	$43,677,064	$36,478,997	$348,523,279	$15,187,018
Shares outstanding	43,658,339	3,288,177	29,009,638	1,295,313
Net asset value, offering price and redemption price per share	$1.00	$11.09	$12.01	$11.72
Series NAV
Net assets	$667,408,421	$85,797,790	$5,071,793,260	$205,212,257
Shares outstanding	667,415,478	7,615,685	422,729,995	17,487,838
Net asset value, offering price and redemption price per share	$1.00	$11.27	$12.00	$11.73
The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$379,695,265	$1,034,856,481	$226,182,248
Affiliated investments, at value	4,281,071	9,101,146	2,887,963
Total investments, at value	383,976,336	1,043,957,627	229,070,211
Unrealized appreciation on forward foreign currency contracts	960,870	—	—
Foreign currency, at value	513,282	—	—
Collateral held at broker for futures contracts	1,082,000	—	—
Dividends and interest receivable	4,319,194	8,007,802	1,537,624
Receivable for fund shares sold	533,592	2,827,257	586
Receivable for investments sold	988,838	15,016,080	—
Receivable for securities lending income	885	239	198
Receivable from affiliates	—	22,713	—
Other assets	41,922	22,226	8,298
Total assets	392,416,919	1,069,853,944	230,616,917
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,196,523	—	—
Written options, at value	67,518	—	—
Payable for futures variation margin	62,157	—	—
Foreign capital gains tax payable	8,336	—	—
Payable for investments purchased	1,354,422	21,379,593	—
Payable for fund shares repurchased	397,532	8,155	308,931
Payable upon return of securities loaned	1,168,595	738,520	581,328
Payable to affiliates
Accounting and legal services fees	15,057	41,619	9,872
Trustees' fees	309	412	260
Other liabilities and accrued expenses	93,729	96,584	56,408
Total liabilities	4,364,178	22,264,883	956,799
Net assets	$388,052,741	$1,047,589,061	$229,660,118
Net assets consist of
Paid-in capital	$401,189,451	$1,116,426,247	$243,088,005
Total distributable earnings (loss)	(13,136,710)	(68,837,186)	(13,427,887)
Net assets	$388,052,741	$1,047,589,061	$229,660,118
Unaffiliated investments, including repurchase agreements, at cost	$382,454,541	$1,090,361,737	$225,453,805
Affiliated investments, at cost	$4,281,055	$9,101,042	$2,887,946
Foreign currency, at cost	$505,565	—	—
Premiums received on written options	$80,867	—	—
Securities loaned, at value	$1,145,087	$722,991	$568,893
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$215,711,035	$337,984,988	$10,047,740
Shares outstanding	16,373,589	36,920,518	856,734
Net asset value, offering price and redemption price per share	$13.17	$9.15	$11.73
Series II
Net assets	$72,563,333	$43,670,486	$178,709,177
Shares outstanding	5,497,627	4,768,027	15,259,717
Net asset value, offering price and redemption price per share	$13.20	$9.16	$11.71
Series NAV
Net assets	$99,778,373	$665,933,587	$40,903,201
Shares outstanding	7,599,379	72,743,251	3,485,490
Net asset value, offering price and redemption price per share	$13.13	$9.15	$11.74
The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$13,568,879	$17,991,427	$6,123,726	$4,778,885
Dividends from affiliated investments	63,930	—	—	—
Dividends from unaffiliated investments	56,200	369,665	208,866	—
Securities lending	5,742	3,204	36,277	1,238
Total investment income	13,694,751	18,364,296	6,368,869	4,780,123
Expenses
Investment management fees	1,634,319	2,221,588	471,445	626,584
Distribution and service fees	126,573	112,476	48,462	83,906
Accounting and legal services fees	48,154	67,427	15,543	18,109
Trustees' fees	7,569	10,746	2,605	3,106
Custodian fees	36,582	49,217	17,216	25,308
Printing and postage	14,204	15,376	113,514	9,816
Professional fees	34,443	41,284	57,765	44,146
Other	13,854	15,690	8,480	9,280
Total expenses	1,915,698	2,533,804	735,030	820,255
Less expense reductions	(23,290)	(32,038)	(89,780)	(8,684)
Net expenses	1,892,408	2,501,766	645,250	811,571
Net investment income	11,802,343	15,862,530	5,723,619	3,968,552
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,506,932)	(4,162,220)	(4,210,930)	(1,769,736)
Affiliated investments	(452)	(253)	(514)	(31)
Futures contracts	114,659	—	(66,021)	(523,756)
Forward foreign currency contracts	—	—	(37,815)	(272,376)
Swap contracts	—	—	78,135	34,974
	(3,392,725)	(4,162,473)	(4,237,145)	(2,530,925)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	13,369,115	18,576,327	5,006,278	6,539,389
Affiliated investments	(13)	11	(599)	—
Futures contracts	—	—	51,326	(303,623)
Forward foreign currency contracts	—	—	30,768	(159,704)
Swap contracts	—	—	(46,528)	(124,375)
	13,369,102	18,576,338	5,041,245	5,951,687
Net realized and unrealized gain (loss)	9,976,377	14,413,865	804,100	3,420,762
Increase in net assets from operations	$21,778,720	$30,276,395	$6,527,719	$7,389,314
The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$50,132,302	$4,379,169	$128,262,984	$3,945,062
Dividends from unaffiliated investments	—	351,427	—	—
Dividends from affiliated investments	—	—	620,329	74,259
Securities lending	—	10,256	21,689	—
Less foreign taxes withheld	—	(942)	—	—
Total investment income	50,132,302	4,739,910	128,905,002	4,019,321
Expenses
Investment management fees	3,900,441	449,370	16,029,188	607,844
Distribution and service fees	476,324	49,600	462,604	24,486
Accounting and legal services fees	204,465	12,283	486,775	19,974
Trustees' fees	29,692	2,018	78,678	2,383
Custodian fees	136,194	92,005	313,386	15,136
Printing and postage	36,776	8,876	85,478	8,657
Professional fees	45,530	51,274	109,940	37,622
Other	32,047	8,269	84,943	7,899
Total expenses	4,861,469	673,695	17,650,992	724,001
Less expense reductions	(1,184,424)	(89,486)	(823,369)	(9,610)
Net expenses	3,677,045	584,209	16,827,623	714,391
Net investment income	46,455,257	4,155,701	112,077,379	3,304,930
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,521	(5,186,911)	(48,899,712)	696,335
Affiliated investments	—	(319)	2,721	(1,692)
Futures contracts	—	972,948	1,209,682	(49,891)
Forward foreign currency contracts	—	(3,024,463)	—	—
Swap contracts	—	1,111,760	—	—
	2,521	(6,126,985)	(47,687,309)	644,752
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	13,033,914	163,360,300	2,246,132
Affiliated investments	—	(67)	737	9
Futures contracts	—	467,952	—	58,869
Forward foreign currency contracts	—	(1,492,829)	—	—
Swap contracts	—	(1,513,406)	—	—
	—	10,495,564	163,361,037	2,305,010
Net realized and unrealized gain (loss)	2,521	4,368,579	115,673,728	2,949,762
Increase in net assets from operations	$46,457,778	$8,524,280	$227,751,107	$6,254,692
The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$10,681,234	$19,848,382	$5,194,501
Dividends from affiliated investments	180,784	152,301	87,051
Dividends from unaffiliated investments	137,327	—	—
Securities lending	3,918	3,571	495
Less foreign taxes withheld	(113,765)	—	—
Total investment income	10,889,498	20,004,254	5,282,047
Expenses
Investment management fees	1,349,155	2,302,991	619,556
Distribution and service fees	140,773	136,023	225,173
Accounting and legal services fees	34,862	86,323	20,043
Trustees' fees	6,025	13,575	3,122
Custodian fees	62,636	58,698	17,884
Printing and postage	12,061	19,856	10,040
Professional fees	46,086	38,682	31,325
Other	11,527	18,802	7,714
Total expenses	1,663,125	2,674,950	934,857
Less expense reductions	(18,918)	(1,310,336)	(77,806)
Net expenses	1,644,207	1,364,614	857,051
Net investment income	9,245,291	18,639,640	4,424,996
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(6,194,285)	(6,828,353)	146,970
Affiliated investments	731	(1,487)	327
Futures contracts	(319,718)	—	—
Forward foreign currency contracts	(201,950)	—	—
	(6,715,222)	(6,829,840)	147,297
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	18,976,695	27,518,083	23,408
Affiliated investments	(380)	261	14
Futures contracts	(561,450)	—	—
Forward foreign currency contracts	(5,324,921)	—	—
Written options	13,349	—	—
	13,103,293	27,518,344	23,422
Net realized and unrealized gain (loss)	6,388,071	20,688,504	170,719
Increase in net assets from operations	$15,633,362	$39,328,144	$4,595,715
The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$11,802,343	$22,464,839	$15,862,530	$31,838,752	$5,723,619	$12,983,631
Net realized gain (loss)	(3,392,725)	(11,181,589)	(4,162,473)	(11,448,641)	(4,237,145)	(898,474)
Change in net unrealized appreciation (depreciation)	13,369,102	632,102	18,576,338	(8,621,336)	5,041,245	3,641,487
Increase (decrease) in net assets resulting from operations	21,778,720	11,915,352	30,276,395	11,768,775	6,527,719	15,726,644
Distributions to shareholders
From earnings
Series I	—	(978,956)	—	(2,269,604)	—	(3,323,747)
Series II	—	(3,626,047)	—	(2,461,778)	—	(2,058,235)
Series NAV	—	(16,137,624)	—	(24,562,479)	—	(7,348,289)
Total distributions	—	(20,742,627)	—	(29,293,861)	—	(12,730,271)
From portfolio share transactions
Portfolio share transactions	(15,253,587)	2,567,750	(49,536,392)	13,009,122	(5,800,333)	(4,346,525)
Total increase (decrease)	6,525,133	(6,259,525)	(19,259,997)	(4,515,964)	727,386	(1,350,152)
Net assets
Beginning of period	550,277,109	556,536,634	795,921,719	800,437,683	178,976,346	180,326,498
End of period	$556,802,242	$550,277,109	$776,661,722	$795,921,719	$179,703,732	$178,976,346
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$3,968,552	$8,300,858	$46,455,257	$110,079,884	$4,155,701	$8,168,525
Net realized gain (loss)	(2,530,925)	(4,139,878)	2,521	(12,706)	(6,126,985)	(1,283,638)
Change in net unrealized appreciation (depreciation)	5,951,687	129,818	—	—	10,495,564	(7,243,766)
Increase (decrease) in net assets resulting from operations	7,389,314	4,290,798	46,457,778	110,067,178	8,524,280	(358,879)
Distributions to shareholders
From earnings
Series I	—	(3,328,599)	(34,057,137)	(83,631,796)	—	(630,357)
Series II	—	(1,608,321)	(878,553)	(2,434,385)	—	(1,231,351)
Series NAV	—	(2,402,374)	(11,519,568)	(24,013,694)	—	(2,760,700)
Total distributions	—	(7,339,294)	(46,455,258)	(110,079,875)	—	(4,622,408)
From portfolio share transactions
Portfolio share transactions	(17,341,480)	5,677,669	163,831,129	(41,015,756)	(5,620,488)	(17,637,333)
Total increase (decrease)	(9,952,166)	2,629,173	163,833,649	(41,028,453)	2,903,792	(22,618,620)
Net assets
Beginning of period	217,069,716	214,440,543	2,246,487,581	2,287,516,034	138,524,511	161,143,131
End of period	$207,117,550	$217,069,716	$2,410,321,230	$2,246,487,581	$141,428,303	$138,524,511
The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$112,077,379	$220,760,724	$3,304,930	$4,267,207	$9,245,291	$16,812,818
Net realized gain (loss)	(47,687,309)	(48,201,062)	644,752	(3,177,579)	(6,715,222)	(7,907,520)
Change in net unrealized appreciation (depreciation)	163,361,037	(60,542,623)	2,305,010	3,394,144	13,103,293	3,246,219
Increase (decrease) in net assets resulting from operations	227,751,107	112,017,039	6,254,692	4,483,772	15,633,362	12,151,517
Distributions to shareholders
From earnings
Series I	—	(4,851,070)	—	(192,105)	—	(6,080,285)
Series II	—	(12,063,002)	—	(109,272)	—	(1,629,545)
Series NAV	—	(195,538,292)	—	(1,053,611)	—	(3,769,843)
Total distributions	—	(212,452,364)	—	(1,354,988)	—	(11,479,673)
From portfolio share transactions
Portfolio share transactions	(544,246,783)	(48,166,703)	77,268,069	(13,167,102)	(55,527,862)	41,819,289
Total increase (decrease)	(316,495,676)	(148,602,028)	83,522,761	(10,038,318)	(39,894,500)	42,491,133
Net assets
Beginning of period	5,868,167,518	6,016,769,546	159,908,833	169,947,151	427,947,241	385,456,108
End of period	$5,551,671,842	$5,868,167,518	$243,431,594	$159,908,833	$388,052,741	$427,947,241
	Total Bond Market Trust		Ultra Short Term Bond Trust
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$18,639,640	$33,194,433	$4,424,996	$9,588,933
Net realized gain (loss)	(6,829,840)	(9,369,221)	147,297	13,705
Change in net unrealized appreciation (depreciation)	27,518,344	(14,785,117)	23,422	1,515,271
Increase (decrease) in net assets resulting from operations	39,328,144	9,040,095	4,595,715	11,117,909
Distributions to shareholders
From earnings
Series I	—	(9,635,932)	—	(151,410)
Series II	—	(1,183,714)	—	(2,607,674)
Series NAV	—	(19,167,367)	—	(589,772)
Total distributions	—	(29,987,013)	—	(3,348,856)
From portfolio share transactions
Portfolio share transactions	8,410,239	80,303,024	512,951	(33,221,178)
Total increase (decrease)	47,738,383	59,356,106	5,108,666	(25,452,125)
Net assets
Beginning of period	999,850,678	940,494,572	224,551,452	250,003,577
End of period	$1,047,589,061	$999,850,678	$229,660,118	$224,551,452
The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2025[3]	8.13	0.18	0.15	0.33	—	—	—	8.46	4.06[4]	0.71[5]	0.70[5]	4.33[5]	25	42
12-31-2024	8.26	0.34	(0.15)	0.19	(0.32)	—	(0.32)	8.13	2.25	0.71	0.70	4.07	26	111
12-31-2023	8.06	0.30	0.19	0.49	(0.29)	—	(0.29)	8.26	6.43	0.71	0.71	3.68	27	85
12-31-2022	9.79	0.27	(1.64)	(1.37)	(0.30)	(0.06)	(0.36)	8.06	(13.85)	0.71	0.70	3.05	26	91
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
Series II
06-30-2025[3]	8.15	0.17	0.15	0.32	—	—	—	8.47	3.93[4]	0.91[5]	0.90[5]	4.13[5]	101	42
12-31-2024	8.28	0.32	(0.15)	0.17	(0.30)	—	(0.30)	8.15	2.06	0.91	0.90	3.87	100	111
12-31-2023	8.08	0.29	0.19	0.48	(0.28)	—	(0.28)	8.28	6.21	0.91	0.91	3.48	105	85
12-31-2022	9.81	0.25	(1.64)	(1.39)	(0.28)	(0.06)	(0.34)	8.08	(14.02)	0.91	0.90	2.83	103	91
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
Series NAV
06-30-2025[3]	8.13	0.18	0.16	0.34	—	—	—	8.47	4.18[4]	0.66[5]	0.65[5]	4.38[5]	431	42
12-31-2024	8.27	0.34	(0.16)	0.18	(0.32)	—	(0.32)	8.13	2.16	0.66	0.65	4.12	425	111
12-31-2023	8.07	0.31	0.19	0.50	(0.30)	—	(0.30)	8.27	6.48	0.66	0.66	3.73	425	85
12-31-2022	9.80	0.27	(1.63)	(1.36)	(0.31)	(0.06)	(0.37)	8.07	(13.78)	0.66	0.65	3.10	420	91
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Trust
Series I
06-30-2025[3]	11.06	0.23	0.20	0.43	—	—	—	11.49	3.89[4]	0.68[5]	0.67[5]	4.10[5]	61	124
12-31-2024	11.31	0.45	(0.28)	0.17	(0.42)	—	(0.42)	11.06	1.48	0.68	0.67	3.98	61	233
12-31-2023	11.04	0.39	0.22	0.61	(0.34)	—	(0.34)	11.31	5.80	0.69	0.68	3.49	63	258
12-31-2022	13.10	0.23	(2.03)	(1.80)	(0.26)	—	(0.26)	11.04	(13.67)	0.68	0.68	1.95	64	275
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
Series II
06-30-2025[3]	11.04	0.22	0.21	0.43	—	—	—	11.47	3.89[4]	0.88[5]	0.87[5]	3.90[5]	80	124
12-31-2024	11.30	0.43	(0.29)	0.14	(0.40)	—	(0.40)	11.04	1.22	0.88	0.87	3.78	77	233
12-31-2023	11.03	0.37	0.22	0.59	(0.32)	—	(0.32)	11.30	5.61	0.89	0.88	3.30	69	258
12-31-2022	13.08	0.21	(2.02)	(1.81)	(0.24)	—	(0.24)	11.03	(13.81)	0.88	0.88	1.76	64	275
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
Series NAV
06-30-2025[3]	11.00	0.23	0.20	0.43	—	—	—	11.43	3.91[4]	0.63[5]	0.62[5]	4.15[5]	636	124
12-31-2024	11.25	0.45	(0.27)	0.18	(0.43)	—	(0.43)	11.00	1.54	0.63	0.62	4.03	657	233
12-31-2023	10.98	0.39	0.23	0.62	(0.35)	—	(0.35)	11.25	5.89	0.64	0.63	3.55	669	258
12-31-2022	13.03	0.24	(2.02)	(1.78)	(0.27)	—	(0.27)	10.98	(13.62)	0.63	0.63	2.00	658	275
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2025[3]	4.80	0.16	0.02	0.18	—	—	—	4.98	3.75[4]	0.77[5]	0.73[5]	6.52[5]	48	115[6]
12-31-2024	4.73	0.35	0.07	0.42	(0.35)	—	(0.35)	4.80	8.95	0.88	0.87	7.12	48	38
12-31-2023	4.30	0.33	0.22	0.55	(0.12)	—	(0.12)	4.73	13.05	0.87	0.86	7.24	50	38
12-31-2022	5.30	0.29	(1.00)	(0.71)	(0.29)	—	(0.29)	4.30	(13.25)	0.85	0.84	6.03	50	32
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
Series II
06-30-2025[3]	4.95	0.16	0.03	0.19	—	—	—	5.14	3.84[4]	0.97[5]	0.93[5]	6.31[5]	29	115[6]
12-31-2024	4.87	0.35	0.07	0.42	(0.34)	—	(0.34)	4.95	8.72	1.08	1.07	6.92	31	38
12-31-2023	4.43	0.33	0.22	0.55	(0.11)	—	(0.11)	4.87	12.70	1.07	1.06	7.04	32	38
12-31-2022	5.45	0.28	(1.02)	(0.74)	(0.28)	—	(0.28)	4.43	(13.45)	1.05	1.04	5.80	33	32
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
Series NAV
06-30-2025[3]	4.70	0.15	0.03	0.18	—	—	—	4.88	3.83[4]	0.72[5]	0.68[5]	6.57[5]	103	115[6]
12-31-2024	4.63	0.34	0.08	0.42	(0.35)	—	(0.35)	4.70	9.19	0.83	0.82	7.17	101	38
12-31-2023	4.22	0.32	0.21	0.53	(0.12)	—	(0.12)	4.63	12.87	0.82	0.81	7.30	98	38
12-31-2022	5.20	0.28	(0.97)	(0.69)	(0.29)	—	(0.29)	4.22	(13.07)	0.80	0.79	6.12	85	32
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
12-31-2020	5.23	0.28	—[7]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized. 6. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
06-30-2025[3]	9.53	0.18	0.17	0.35	—	—	—	9.88	3.57[4]	0.76[5]	0.75[5]	3.83[5]	94	18
12-31-2024	9.67	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.53	2.00	0.75	0.75	3.87	97	44
12-31-2023	9.22	0.33	0.27	0.60	(0.15)	—	(0.15)	9.67	6.49	0.77	0.76	3.52	101	41
12-31-2022	11.50	0.27	(2.01)	(1.74)	(0.33)	(0.21)	(0.54)	9.22	(14.88)	0.76	0.75	2.62	100	39
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
Series II
06-30-2025[3]	9.54	0.17	0.16	0.33	—	—	—	9.87	3.46[4]	0.96[5]	0.95[5]	3.63[5]	50	18
12-31-2024	9.68	0.36	(0.18)	0.18	(0.32)	—	(0.32)	9.54	1.82	0.95	0.95	3.66	50	44
12-31-2023	9.23	0.31	0.27	0.58	(0.13)	—	(0.13)	9.68	6.28	0.97	0.96	3.32	51	41
12-31-2022	11.50	0.25	(2.00)	(1.75)	(0.31)	(0.21)	(0.52)	9.23	(15.06)	0.96	0.95	2.42	51	39
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
Series NAV
06-30-2025[3]	9.49	0.19	0.15	0.34	—	—	—	9.83	3.58[4]	0.71[5]	0.70[5]	3.88[5]	63	18
12-31-2024	9.63	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.49	2.05	0.70	0.70	3.92	70	44
12-31-2023	9.18	0.33	0.27	0.60	(0.15)	—	(0.15)	9.63	6.57	0.72	0.71	3.58	62	41
12-31-2022	11.45	0.27	(2.00)	(1.73)	(0.33)	(0.21)	(0.54)	9.18	(14.88)	0.71	0.70	2.70	56	39
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2025[3]	1.00	0.020	—[4]	0.020	(0.020)	—	(0.020)	1.00	2.03[5]	0.43[6]	0.33[6]	4.06[6]	1,699	—
12-31-2024	1.00	0.049	—[4]	0.049	(0.049)	—	(0.049)	1.00	4.97	0.44	0.33	4.86	1,659	—
12-31-2023	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.76	0.44	0.33	4.66	1,780	—
12-31-2022	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.29	0.44	0.33	1.33	1,778	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.44	0.07	—	1,522	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
Series II
06-30-2025[3]	1.00	0.019	—[4]	0.019	(0.019)	—	(0.019)	1.00	1.93[5]	0.63[6]	0.53[6]	3.86[6]	44	—
12-31-2024	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.77	0.64	0.53	4.67	48	—
12-31-2023	1.00	0.044	0.001	0.045	(0.045)	—	(0.045)	1.00	4.55	0.64	0.53	4.44	57	—
12-31-2022	1.00	0.010	0.001	0.011	(0.011)	—	(0.011)	1.00	1.07	0.64	0.53	1.00	67	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.64	0.07	—	79	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
Series NAV
06-30-2025[3]	1.00	0.020	—[4]	0.020	(0.020)	—	(0.020)	1.00	2.06[5]	0.38[6]	0.28[6]	4.12[6]	667	—
12-31-2024	1.00	0.049	—[4]	0.049	(0.049)	—	(0.049)	1.00	5.03	0.39	0.28	4.91	539	—
12-31-2023	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.81	0.39	0.28	4.70	451	—
12-31-2022	1.00	0.014	(0.001)	0.013	(0.013)	—	(0.013)	1.00	1.34	0.39	0.28	1.36	484	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.39	0.07	—	393	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%.
Opportunistic Fixed Income Trust
Series I
06-30-2025[3]	10.64	0.33	0.35	0.68	—	—	—	11.32	6.39[4]	0.95[5]	0.82[5]	6.03[5]	19	71
12-31-2024	11.03	0.59	(0.62)	(0.03)	(0.36)	—	(0.36)	10.64	(0.32)	0.94	0.82	5.40	19	101
12-31-2023	10.48	0.58	0.26	0.84	(0.29)	—	(0.29)	11.03	8.23	0.93	0.82	5.35	21	89
12-31-2022	12.31	0.47	(1.87)	(1.40)	(0.30)	(0.13)	(0.43)	10.48	(11.12)	0.90	0.82	4.31	21	119
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[6]	0.85[6]	2.34	32	326[7]
Series II
06-30-2025[3]	10.44	0.31	0.34	0.65	—	—	—	11.09	6.12[4]	1.15[5]	1.02[5]	5.82[5]	36	71
12-31-2024	10.83	0.56	(0.61)	(0.05)	(0.34)	—	(0.34)	10.44	(0.41)	1.14	1.02	5.20	37	101
12-31-2023	10.29	0.54	0.27	0.81	(0.27)	—	(0.27)	10.83	7.97	1.13	1.02	5.13	42	89
12-31-2022	12.10	0.44	(1.84)	(1.40)	(0.28)	(0.13)	(0.41)	10.29	(11.26)	1.10	1.02	4.11	43	119
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[6]	1.05[6]	2.11	59	326[7]
Series NAV
06-30-2025[3]	10.59	0.33	0.35	0.68	—	—	—	11.27	6.42[4]	0.90[5]	0.77[5]	6.09[5]	86	71
12-31-2024	10.98	0.60	(0.62)	(0.02)	(0.37)	—	(0.37)	10.59	(0.27)	0.89	0.77	5.46	83	101
12-31-2023	10.43	0.58	0.26	0.84	(0.29)	—	(0.29)	10.98	8.21	0.88	0.77	5.40	98	89
12-31-2022	12.25	0.48	(1.86)	(1.38)	(0.31)	(0.13)	(0.44)	10.43	(10.96)	0.85	0.77	4.38	96	119
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[6]	0.80[6]	2.35	106	326[7]
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.01% for the year ended December 31, 2020. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2025[3]	11.54	0.23	0.24	0.47	—	—	—	12.01	4.07[4]	0.66[5]	0.63[5]	3.98[5]	131	54
12-31-2024	11.75	0.43	(0.21)	0.22	(0.43)	—	(0.43)	11.54	1.83	0.66	0.62	3.68	134	114
12-31-2023	11.46	0.39	0.28	0.67	(0.38)	—	(0.38)	11.75	6.10	0.66	0.63	3.36	139	146
12-31-2022	13.94	0.32	(2.32)	(2.00)	(0.38)	(0.10)	(0.48)	11.46	(14.20)	0.66	0.62	2.56	135	120
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
Series II
06-30-2025[3]	11.55	0.22	0.24	0.46	—	—	—	12.01	3.98[4]	0.86[5]	0.83[5]	3.78[5]	349	54
12-31-2024	11.77	0.41	(0.22)	0.19	(0.41)	—	(0.41)	11.55	1.56	0.86	0.82	3.47	356	114
12-31-2023	11.48	0.37	0.27	0.64	(0.35)	—	(0.35)	11.77	5.88	0.86	0.83	3.16	390	146
12-31-2022	13.96	0.30	(2.32)	(2.02)	(0.36)	(0.10)	(0.46)	11.48	(14.38)	0.86	0.82	2.40	413	120
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
Series NAV
06-30-2025[3]	11.53	0.23	0.24	0.47	—	—	—	12.00	4.08[4]	0.61[5]	0.59[5]	4.02[5]	5,072	54
12-31-2024	11.74	0.44	(0.22)	0.22	(0.43)	—	(0.43)	11.53	1.88	0.61	0.58	3.72	5,378	114
12-31-2023	11.45	0.39	0.28	0.67	(0.38)	—	(0.38)	11.74	6.15	0.61	0.59	3.40	5,487	146
12-31-2022	13.93	0.33	(2.32)	(1.99)	(0.39)	(0.10)	(0.49)	11.45	(14.16)	0.61	0.58	2.61	5,411	120
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized.
Short Term Government Income Trust
Series I
06-30-2025[3]	11.38	0.17	0.18	0.35	—	—	—	11.73	3.08[4]	0.71[5]	0.70[5]	3.05[5]	23	202
12-31-2024	11.18	0.30	—[6]	0.30	(0.10)	—	(0.10)	11.38	2.66	0.73	0.72	2.65	23	185
12-31-2023	10.94	0.20	0.22	0.42	(0.18)	—	(0.18)	11.18	3.92	0.73	0.72	1.77	24	108
12-31-2022	11.88	0.12	(0.89)	(0.77)	(0.17)	—	(0.17)	10.94	(6.48)	0.72	0.71	1.10	25	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
Series II
06-30-2025[3]	11.38	0.16	0.18	0.34	—	—	—	11.72	2.99[4]	0.91[5]	0.90[5]	2.85[5]	15	202
12-31-2024	11.18	0.28	—[6]	0.28	(0.08)	—	(0.08)	11.38	2.48	0.93	0.92	2.46	15	185
12-31-2023	10.95	0.17	0.22	0.39	(0.16)	—	(0.16)	11.18	3.63	0.93	0.92	1.57	15	108
12-31-2022	11.89	0.10	(0.89)	(0.79)	(0.15)	—	(0.15)	10.95	(6.67)	0.92	0.91	0.89	17	52
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
Series NAV
06-30-2025[3]	11.38	0.18	0.17	0.35	—	—	—	11.73	3.08[4]	0.66[5]	0.65[5]	3.13[5]	205	202
12-31-2024	11.17	0.31	—[6]	0.31	(0.10)	—	(0.10)	11.38	2.80	0.68	0.67	2.70	121	185
12-31-2023	10.94	0.20	0.22	0.42	(0.19)	—	(0.19)	11.17	3.87	0.68	0.67	1.83	131	108
12-31-2022	11.88	0.13	(0.90)	(0.77)	(0.17)	—	(0.17)	10.94	(6.43)	0.67	0.66	1.15	119	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2025[3]	12.66	0.29	0.22	0.51	—	—	—	13.17	4.03[4]	0.79[5]	0.78[5]	4.55[5]	216	35
12-31-2024	12.62	0.53	(0.14)	0.39	(0.35)	—	(0.35)	12.66	3.10	0.79	0.78	4.15	222	46
12-31-2023	12.18	0.46	0.42	0.88	(0.44)	—	(0.44)	12.62	7.37	0.80	0.79	3.71	234	39
12-31-2022	14.07	0.38	(1.81)	(1.43)	(0.46)	—	(0.46)	12.18	(10.06)	0.78	0.77	2.97	238	48
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
Series II
06-30-2025[3]	12.70	0.28	0.22	0.50	—	—	—	13.20	3.94[4]	0.99[5]	0.98[5]	4.36[5]	73	35
12-31-2024	12.66	0.51	(0.14)	0.37	(0.33)	—	(0.33)	12.70	2.91	0.99	0.98	3.97	69	46
12-31-2023	12.22	0.44	0.41	0.85	(0.41)	—	(0.41)	12.66	7.23	1.00	0.99	3.52	58	39
12-31-2022	14.11	0.36	(1.82)	(1.46)	(0.43)	—	(0.43)	12.22	(10.30)	0.98	0.97	2.80	52	48
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
Series NAV
06-30-2025[3]	12.62	0.29	0.22	0.51	—	—	—	13.13	4.04[4]	0.74[5]	0.73[5]	4.51[5]	100	35
12-31-2024	12.58	0.54	(0.14)	0.40	(0.36)	—	(0.36)	12.62	3.16	0.74	0.73	4.23	137	46
12-31-2023	12.14	0.47	0.41	0.88	(0.44)	—	(0.44)	12.58	7.53	0.75	0.74	3.77	93	39
12-31-2022	14.03	0.39	(1.82)	(1.43)	(0.46)	—	(0.46)	12.14	(10.05)	0.73	0.72	3.03	84	48
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized.
Total Bond Market Trust
Series I
06-30-2025[3]	8.81	0.17	0.17	0.34	—	—	—	9.15	3.86[4]	0.57[5]	0.30[5]	3.78[5]	338	31
12-31-2024	8.99	0.31	(0.22)	0.09	(0.27)	—	(0.27)	8.81	0.99	0.57	0.30	3.41	326	29
12-31-2023	8.78	0.27	0.18	0.45	(0.24)	—	(0.24)	8.99	5.35	0.57	0.30	3.08	299	10
12-31-2022	10.45	0.22	(1.64)	(1.42)	(0.25)	—	(0.25)	8.78	(13.49)	0.57	0.30	2.29	271	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
Series II
06-30-2025[3]	8.82	0.16	0.18	0.34	—	—	—	9.16	3.85[4]	0.77[5]	0.50[5]	3.58[5]	44	31
12-31-2024	9.00	0.29	(0.21)	0.08	(0.26)	—	(0.26)	8.82	0.80	0.77	0.50	3.20	42	29
12-31-2023	8.80	0.26	0.16	0.42	(0.22)	—	(0.22)	9.00	5.02	0.77	0.50	2.88	48	10
12-31-2022	10.46	0.20	(1.63)	(1.43)	(0.23)	—	(0.23)	8.80	(13.58)	0.77	0.50	2.08	49	38
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
Series NAV
06-30-2025[3]	8.81	0.17	0.17	0.34	—	—	—	9.15	3.86[4]	0.52[5]	0.25[5]	3.83[5]	666	31
12-31-2024	8.98	0.31	(0.20)	0.11	(0.28)	—	(0.28)	8.81	1.14	0.52	0.25	3.46	632	29
12-31-2023	8.78	0.28	0.16	0.44	(0.24)	—	(0.24)	8.98	5.29	0.52	0.25	3.14	594	10
12-31-2022	10.44	0.22	(1.62)	(1.40)	(0.26)	—	(0.26)	8.78	(13.36)	0.52	0.25	2.39	542	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2025[3]	11.48	0.23	0.02	0.25	—	—	—	11.73	2.18[4]	0.68[5]	0.61[5]	4.08[5]	10	29
12-31-2024	11.11	0.47	0.08	0.55	(0.18)	—	(0.18)	11.48	4.97	0.68	0.61	4.18	10	69
12-31-2023	10.93	0.33	0.17	0.50	(0.32)	—	(0.32)	11.11	4.60	0.68	0.61	2.99	12	41
12-31-2022	11.19	0.10	(0.20)	(0.10)	(0.16)	—	(0.16)	10.93	(0.84)	0.67	0.61	0.94	10	54
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
Series II
06-30-2025[3]	11.48	0.22	0.01	0.23	—	—	—	11.71	2.00[4]	0.88[5]	0.81[5]	3.88[5]	179	29
12-31-2024	11.11	0.45	0.08	0.53	(0.16)	—	(0.16)	11.48	4.78	0.88	0.81	3.98	178	69
12-31-2023	10.93	0.31	0.17	0.48	(0.30)	—	(0.30)	11.11	4.41	0.88	0.81	2.77	200	41
12-31-2022	11.19	0.09	(0.21)	(0.12)	(0.14)	—	(0.14)	10.93	(1.04)	0.87	0.81	0.77	228	54
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
Series NAV
06-30-2025[3]	11.49	0.24	0.01	0.25	—	—	—	11.74	2.18[4]	0.63[5]	0.56[5]	4.13[5]	41	29
12-31-2024	11.12	0.48	0.08	0.56	(0.19)	—	(0.19)	11.49	5.01	0.63	0.56	4.24	37	69
12-31-2023	10.93	0.34	0.17	0.51	(0.32)	—	(0.32)	11.12	4.74	0.63	0.56	3.04	38	41
12-31-2022	11.20	0.11	(0.21)	(0.10)	(0.17)	—	(0.17)	10.93	(0.88)	0.62	0.56	0.97	35	54
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-25. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer
128

Significant accounting policies, continued

specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$297,185,543	—	$297,185,543	—
Corporate bonds	197,940,798	—	197,940,798	—
Municipal bonds	166,372	—	166,372	—
Term loans	1,654,193	—	1,654,193	—
Collateralized mortgage obligations	20,094,218	—	20,094,218	—
Asset-backed securities	26,593,517	—	26,593,517	—
Common stocks	23,420	—	23,420	—
Preferred securities	114,293	$114,293	—	—
Short-term investments	6,852,535	6,852,535	—	—
Total investments in securities	$550,624,889	$6,966,828	$543,658,061	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$360,753,426	—	$360,753,426	—
Foreign government obligations	8,854,575	—	8,854,575	—
Corporate bonds	197,832,983	—	197,832,983	—
Municipal bonds	1,019,566	—	1,019,566	—
Collateralized mortgage obligations	124,785,852	—	124,785,852	—
Asset-backed securities	75,191,731	—	75,191,731	—
Short-term investments	31,448,925	$31,448,925	—	—
Total investments in securities	$799,887,058	$31,448,925	$768,438,133	—

High Yield Trust
Investments in securities:
Assets
Corporate bonds	$163,891,014	—	$163,891,014	—
Term loans	10,147,063	—	9,680,699	$466,364
Common stocks	11,916	—	—	11,916
Preferred securities	814,431	$814,431	—	—
Escrow shares	9,958	—	—	9,958
Escrow certificates	23,616	—	—	23,616
Short-term investments	11,255,274	11,255,274	—	—
Total investments in securities	$186,153,272	$12,069,705	$173,571,713	$511,854
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$135,549,076	—	$135,549,076	—
Foreign government obligations	5,146,262	—	5,146,262	—
Corporate bonds	47,131,911	—	47,131,911	—
Municipal bonds	2,819,283	—	2,819,283	—
Collateralized mortgage obligations	25,160,022	—	25,160,022	—
Asset-backed securities	15,974,929	—	15,974,929	—
Short-term investments	6,161,212	$661,212	5,500,000	—
Total investments in securities	$237,942,695	$661,212	$237,281,483	—
129

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Derivatives:
Assets
Futures	$364,606	$364,606	—	—
Forward foreign currency contracts	2,223	—	$2,223	—
Swap contracts	1,197,486	—	1,197,486	—
Liabilities
Futures	(475,499)	(475,499)	—	—
Forward foreign currency contracts	(83,526)	—	(83,526)	—
Swap contracts	(104,175)	—	(104,175)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$708,494,991	—	$708,494,991	—
U.S. Government Agency	1,307,074,124	—	1,307,074,124	—
Repurchase agreement	419,838,000	—	419,838,000	—
Total investments in securities	$2,435,407,115	—	$2,435,407,115	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$55,422,246	—	$55,422,246	—
Foreign government obligations	59,170,231	—	59,170,231	—
Corporate bonds	16,556,050	—	16,556,050	—
Convertible bonds	10,873,038	—	10,873,038	—
Term loans	2,963,465	—	2,963,465	—
Collateralized mortgage obligations	7,246,250	—	7,246,250	—
Asset-backed securities	3,731,422	—	3,731,422	—
Common stocks	15,245	—	15,245	—
Preferred securities	1,655,339	$1,655,339	—	—
Exchange-traded funds	2,275,442	2,275,442	—	—
Escrow certificates	11,890	—	11,890	—
Short-term investments	23,940,898	23,940,898	—	—
Total investments in securities	$183,861,516	$27,871,679	$155,989,837	—
Liabilities
Sale commitments outstanding	$(8,559,664)	—	$(8,559,664)	—
Derivatives:
Assets
Futures	389,719	$389,719	—	—
Forward foreign currency contracts	711,929	—	711,929	—
Swap contracts	1,060,758	—	1,060,758	—
Liabilities
Futures	(52,515)	(52,515)	—	—
Forward foreign currency contracts	(1,536,509)	—	(1,536,509)	—
Swap contracts	(1,967,698)	—	(1,967,698)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,124,587,224	—	$3,124,587,224	—
130

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Select Bond Trust (continued)
Corporate bonds	$1,617,794,039	—	$1,617,794,039	—
Municipal bonds	21,214,390	—	21,214,390	—
Collateralized mortgage obligations	270,510,698	—	270,510,698	—
Asset-backed securities	410,815,009	—	410,815,009	—
Short-term investments	72,823,754	$72,823,754	—	—
Total investments in securities	$5,517,745,114	$72,823,754	$5,444,921,360	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$235,510,815	—	$235,510,815	—
Municipal bonds	4,792,398	—	4,792,398	—
Collateralized mortgage obligations	822,663	—	822,663	—
Short-term investments	387,022	$387,022	—	—
Total investments in securities	$241,512,898	$387,022	$241,125,876	—
Derivatives:
Assets
Futures	$58,869	$58,869	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$38,342,643	—	$38,342,643	—
Foreign government obligations	78,851,880	—	78,851,880	—
Corporate bonds	179,703,745	—	179,703,745	—
Convertible bonds	6,188,961	—	6,188,961	—
Term loans	36,706,887	—	36,706,887	—
Collateralized mortgage obligations	23,935,179	—	23,935,179	—
Asset-backed securities	6,056,871	—	6,056,871	—
Preferred securities	9,903,181	$9,903,181	—	—
Purchased options	5,918	—	5,918	—
Short-term investments	4,281,071	4,281,071	—	—
Total investments in securities	$383,976,336	$14,184,252	$369,792,084	—
Derivatives:
Assets
Futures	$369	$369	—	—
Forward foreign currency contracts	960,870	—	$960,870	—
Liabilities
Futures	(218,417)	(218,417)	—	—
Forward foreign currency contracts	(1,196,523)	—	(1,196,523)	—
Written options	(67,518)	—	(67,518)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$745,101,269	—	$745,101,269	—
Foreign government obligations	8,369,846	—	8,369,846	—
Corporate bonds	258,697,368	—	258,697,368	—
Municipal bonds	3,024,001	—	3,024,001	—
Collateralized mortgage obligations	15,058,721	—	15,058,721	—
Asset-backed securities	4,605,276	—	4,605,276	—
131

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Bond Market Trust (continued)
Short-term investments	$9,101,146	$9,101,146	—	—
Total investments in securities	$1,043,957,627	$9,101,146	$1,034,856,481	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$918,868	—	$918,868	—
Corporate bonds	121,486,622	—	121,486,622	—
Collateralized mortgage obligations	655,023	—	655,023	—
Asset-backed securities	54,699,778	—	54,699,778	—
Short-term investments	51,309,920	$2,887,963	48,421,957	—
Total investments in securities	$229,070,211	$2,887,963	$226,182,248	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
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Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2025:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$1,182,790	$1,213,009
Core Bond Trust	2,098,168	2,141,465
High Yield Trust	8,864,836	9,055,684
Investment Quality Bond Trust	648,180	661,214
Opportunistic Fixed Income Trust	3,249,377	3,323,392
Select Bond Trust	9,456,572	9,659,717
Strategic Income Opportunities Trust	1,145,087	1,168,595
Total Bond Market Trust	722,991	738,520
Ultra Short Term Bond Trust	568,893	581,328
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which
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reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2025 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$1,688
Core Bond Trust	923
High Yield Trust	767
Investment Quality Bond Trust	855
Money Market Trust	5,788
Opportunistic Fixed Income Trust	673
Portfolio	Commitment fee
Select Bond Trust	$15,011
Short Term Government Income Trust	724
Strategic Income Opportunities Trust	1,371
Total Bond Market Trust	2,782
Ultra Short Term Bond Trust	888

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$19,413,929	$41,490,370
Core Bond Trust	54,741,364	79,983,353
High Yield Trust	3,145,142	78,068,388
Investment Quality Bond Trust	12,383,851	11,400,283
Money Market Trust	12,706	—
Opportunistic Fixed Income Trust	10,658,988	11,077,116
Select Bond Trust	380,860,689	408,265,185
Short Term Government Income Trust	5,136,192	28,262,240
Strategic Income Opportunities Trust	3,995,456	19,170,448
Total Bond Market Trust	11,173,642	25,403,425
Ultra Short Term Bond Trust	6,920,738	21,436,322
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2025, including short-term investments, were as follows:
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Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$571,255,034	$6,081,842	$(26,711,987)	$(20,630,145)
Core Bond Trust	810,529,578	7,059,048	(17,701,568)	(10,642,520)
High Yield Trust	194,567,619	2,620,643	(11,034,990)	(8,414,347)
Investment Quality Bond Trust	252,502,420	3,173,512	(16,832,122)	(13,658,610)
Money Market Trust	2,435,407,115	—	—	—
Opportunistic Fixed Income Trust	177,514,131	4,125,599	(7,732,194)	(3,606,595)
Select Bond Trust	5,757,428,651	48,341,289	(288,024,826)	(239,683,537)
Short Term Government Income Trust	244,374,880	656,375	(3,459,488)	(2,803,113)
Strategic Income Opportunities Trust	388,289,264	7,323,551	(12,157,698)	(4,834,147)
Total Bond Market Trust	1,104,460,885	6,720,098	(67,223,356)	(60,503,258)
Ultra Short Term Bond Trust	228,554,235	787,778	(271,802)	515,976
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statements of assets and liabilities. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage against changes in interest rates and manage duration of the portfolio. As of June 30, 2025, there were no open futures contracts.	Up to $14.4 million, as measured during the period
High Yield Trust	To manage duration of the portfolio. As of June 30, 2025, there were no open futures contracts.	Up to $8.6 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $37.2 million to $67.9 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $48.3 million to $56.5 million
Select Bond Trust	To manage against changes in interest rates and manage duration of the portfolio. As of June 30, 2025, there were no open futures contracts.	Up to $150.7 million, as measured during the period
Short Term Government Income Trust	To manage against changes in interest rates and manage duration of the portfolio.	Up to $15.6 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $28.8 million to $50.0 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. As of June 30, 2025, there were no open forward contracts.	Up to $519,000
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $2.9 million to $4.4 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $120.4 million to $152.1 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to enhance potential gain/income.	From $166.9 million to $436.8 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
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The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	Up to $6,000
The following table details how the portfolios used written options contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	Up to $68,000
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $4.4 million to $8.3 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $30.9 million to $34.5 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against potential credit events. As of June 30, 2025, there were no open credit default buy contracts.	Up to $818,000
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $46.6 million to $100.5 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
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Derivative instruments, continued

Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index. As of June 30, 2025, there were no open credit default sell contracts.	Up to $1.7 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $571,000 to $990,000
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	From $1.9 million to $15.0 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $20.1 million to $33.1 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2025 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$364,606	$(475,499)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	2,223	(83,526)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,197,486	(104,175)
				$1,564,315	$(663,200)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$389,719	$(52,515)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	711,929	(1,536,509)
	Credit	Swap contracts, at value[2]	Credit default swaps	636,641	(725,565)
	Interest rate	Swap contracts, at value	Total return swaps	—	(742,255)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	49,719	(499,878)
	Inflation	Swap contracts, at value	Inflation swaps	374,398	—
				$2,162,406	$(3,556,722)
Short Term Government Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$58,869	—
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Derivative instruments, continued

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$369	$(218,417)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	960,870	(1,196,523)
	Currency	Unaffiliated investments, at value[3]	Purchased options	5,918	—
	Currency	Written options, at value	Written options	—	(67,518)
				$967,157	$(1,482,458)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
[3]	Purchased options are included in Portfolios of investments.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$711,929	$(1,536,509)
Swap contracts	865,608	(1,053,166)
Totals	$1,577,537	$(2,589,675)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$240,851	$(21,353)	$219,498	$130,616	—	$88,882
Barclays Bank PLC	182,707	(156,219)	26,488	26,488	—	—
Citibank, N.A.	79,498	(43,357)	36,141	—	—	36,141
Deutsche Bank AG	208,095	(345,432)	(137,337)	—	$137,337	—
Goldman Sachs International	121,636	(649,626)	(527,990)	—	211,586	(316,404)
HSBC Bank PLC	65,519	(129,896)	(64,377)	—	62,815	(1,562)
JPMorgan Chase Bank, N.A.	429,190	(364,703)	64,487	—	—	64,487
Morgan Stanley & Co. International PLC	230,535	(715,162)	(484,627)	—	318,481	(166,146)
Standard Chartered Bank	18,971	(147,273)	(128,302)	—	—	(128,302)
State Street Bank and Trust Company	535	(16,654)	(16,119)	—	16,119	—
Totals	$1,577,537	$(2,589,675)	$(1,012,138)	$157,104	$746,338	$(422,904)

[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2025:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Active Bond Trust	Interest rate	$114,659	—	—	$114,659
High Yield Trust	Interest rate	$(66,021)	—	—	$(66,021)
	Currency	—	$(37,815)	—	(37,815)
	Credit	—	—	$78,135	78,135
	Total	$(66,021)	$(37,815)	$78,135	$(25,701)
Investment Quality Bond Trust	Interest rate	$(523,756)	—	$34,974	$(488,782)
	Currency	—	$(272,376)	—	(272,376)
	Total	$(523,756)	$(272,376)	$34,974	$(761,158)
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Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Opportunistic Fixed Income Trust	Interest rate	$972,948	—	$664,550	$1,637,498
	Currency	—	$(3,024,463)	—	(3,024,463)
	Credit	—	—	446,478	446,478
	Inflation	—	—	732	732
	Total	$972,948	$(3,024,463)	$1,111,760	$(939,755)
Select Bond Trust	Interest rate	$1,209,682	—	—	$1,209,682
Short Term Government Income Trust	Interest rate	$(49,891)	—	—	$(49,891)
Strategic Income Opportunities Trust	Interest rate	$(319,718)	—	—	$(319,718)
	Currency	—	$(201,950)	—	(201,950)
	Total	$(319,718)	$(201,950)	—	$(521,668)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$51,326	—	—	—	$51,326
	Currency	—	—	$30,768	—	—	30,768
	Credit	—	—	—	—	$(46,528)	(46,528)
	Total	—	$51,326	$30,768	—	$(46,528)	$35,566
Investment Quality Bond Trust	Interest rate	—	$(303,623)	—	—	$(124,375)	$(427,998)
	Currency	—	—	$(159,704)	—	—	(159,704)
	Total	—	$(303,623)	$(159,704)	—	$(124,375)	$(587,702)
Opportunistic Fixed Income Trust	Interest rate	—	$467,952	—	—	$(895,171)	$(427,219)
	Currency	—	—	$(1,492,829)	—	—	(1,492,829)
	Credit	—	—	—	—	(430,753)	(430,753)
	Inflation	—	—	—	—	(187,482)	(187,482)
	Total	—	$467,952	$(1,492,829)	—	$(1,513,406)	$(2,538,283)
Short Term Government Income Trust	Interest rate	—	$58,869	—	—	—	$58,869
Strategic Income Opportunities Trust	Interest rate	—	$(561,450)	—	—	—	$(561,450)
	Currency	$(41,185)	—	$(5,324,921)	$13,349	—	(5,352,757)
	Total	$(41,185)	$(561,450)	$(5,324,921)	$13,349	—	$(5,914,207)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
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Fees and transactions with affiliates, continued

•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.57% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust — a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.50% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.45% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and John Hancock High Yield Fund, a series of John Hancock Bond Trust. Prior to February 7, 2025, the annual rates were a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and John Hancock Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, John Hancock Strategic Income Opportunities Fund, a series of JHF II.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor.Portfolio management is allocated among the following subadvisors.
Portfolio	Subadvisor(s)
Core Bond Trust	Allspring Global Investments, LLC
Active Bond Trust High Yield Trust[1] Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC[2]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
1  Prior to February 7, 2025, the subadvisor of the portfolio was Western Asset Management.
2  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2025, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2026, unless renewed by mutual agreement of the Advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
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Fees and transactions with affiliates, continued

The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. These voluntary advisory fee waivers may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2025, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,085	$4,113	$18,092	$23,290
Core Bond Trust	2,506	3,241	26,291	32,038
High Yield Trust	23,715	14,972	51,093	89,780
Investment Quality Bond Trust	3,871	2,018	2,795	8,684
Money Market Trust	869,710	23,606	291,108	1,184,424
Opportunistic Fixed Income Trust	12,200	23,266	54,020	89,486
Select Bond Trust	24,783	66,385	732,201	823,369
Short Term Government Income Trust	1,066	660	7,884	9,610
Strategic Income Opportunities Trust	9,952	3,191	5,775	18,918
Total Bond Market Trust	440,345	57,264	812,727	1,310,336
Ultra Short Term Bond Trust	3,229	61,573	13,004	77,806
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2025, were equivalent to a net annual effective rate of the portfolio's average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
High Yield Trust	0.43%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
Opportunistic Fixed Income Trust	0.52%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.65%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2025, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2025 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$6,344	$120,229	$126,573
Core Bond Trust	15,068	97,408	112,476
High Yield Trust	11,608	36,854	48,462
Investment Quality Bond Trust	23,269	60,637	83,906
Money Market Trust	419,380	56,944	476,324
Opportunistic Fixed Income Trust	4,716	44,884	49,600
Select Bond Trust	32,146	430,458	462,604
Short Term Government Income Trust	5,876	18,610	24,486
Strategic Income Opportunities Trust	54,049	86,724	140,773
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Fees and transactions with affiliates, continued

	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Total Bond Market Trust	$82,426	$53,597	$136,023
Ultra Short Term Bond Trust	2,342	222,831	225,173
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Opportunistic Fixed Income Trust	Lender	$4,100,000	5	4.819%	$2,744
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2025 and for the year ended December 31, 2024 were as follows:
Active Bond Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	65,993	$542,891	399,511	$3,305,123
Distributions reinvested	—	—	119,385	978,956
Repurchased	(240,773)	(1,990,954)	(594,682)	(4,909,590)
Net decrease	(174,780)	$(1,448,063)	(75,786)	$(625,511)
Series II shares
Sold	701,324	$5,930,261	1,216,279	$10,069,341
Distributions reinvested	—	—	441,125	3,626,047
Repurchased	(1,110,942)	(9,207,842)	(2,052,643)	(17,089,470)
Net decrease	(409,618)	$(3,277,581)	(395,239)	$(3,394,082)
Series NAV shares
Sold	396,901	$3,281,433	1,632,737	$13,541,022
Distributions reinvested	—	—	1,965,606	16,137,624
Repurchased	(1,669,200)	(13,809,376)	(2,780,433)	(23,091,303)
Net increase (decrease)	(1,272,299)	$(10,527,943)	817,910	$6,587,343
Total net increase (decrease)	(1,856,697)	$(15,253,587)	346,885	$2,567,750
Core Bond Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	162,238	$1,831,275	640,781	$7,183,496
Distributions reinvested	—	—	203,187	2,269,604
Repurchased	(367,500)	(4,135,560)	(863,693)	(9,845,736)
Net decrease	(205,262)	$(2,304,285)	(19,725)	$(392,636)
Series II shares
Sold	352,916	$3,958,194	1,255,516	$14,151,894
Distributions reinvested	—	—	220,787	2,461,778
Repurchased	(400,828)	(4,503,771)	(561,408)	(6,325,297)
Net increase (decrease)	(47,912)	$(545,577)	914,895	$10,288,375
Series NAV shares
Sold	1,252,434	$14,096,922	2,072,616	$23,342,035
Distributions reinvested	—	—	2,212,836	24,562,479
Repurchased	(5,431,132)	(60,783,452)	(3,945,403)	(44,791,131)
Net increase (decrease)	(4,178,698)	$(46,686,530)	340,049	$3,113,383
Total net increase (decrease)	(4,431,872)	$(49,536,392)	1,235,219	$13,009,122
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Portfolio share transactions, continued

High Yield Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	318,741	$1,566,914	385,111	$1,857,577
Distributions reinvested	—	—	698,266	3,323,747
Repurchased	(705,282)	(3,408,419)	(1,725,103)	(8,384,700)
Net decrease	(386,541)	$(1,841,505)	(641,726)	$(3,203,376)
Series II shares
Sold	153,331	$782,402	222,317	$1,103,506
Distributions reinvested	—	—	419,192	2,058,235
Repurchased	(684,021)	(3,427,557)	(1,095,146)	(5,479,250)
Net decrease	(530,690)	$(2,645,155)	(453,637)	$(2,317,509)
Series NAV shares
Sold	961,622	$4,558,882	2,615,439	$12,327,874
Distributions reinvested	—	—	1,576,886	7,348,289
Repurchased	(1,237,266)	(5,872,555)	(3,910,202)	(18,501,803)
Net increase (decrease)	(275,644)	$(1,313,673)	282,123	$1,174,360
Total net decrease	(1,192,875)	$(5,800,333)	(813,240)	$(4,346,525)
Investment Quality Bond Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	429,047	$4,225,322	747,917	$7,232,143
Distributions reinvested	—	—	346,008	3,328,599
Repurchased	(1,039,860)	(10,077,231)	(1,367,341)	(13,307,362)
Net decrease	(610,813)	$(5,851,909)	(273,416)	$(2,746,620)
Series II shares
Sold	287,872	$2,830,429	651,766	$6,327,232
Distributions reinvested	—	—	167,011	1,608,321
Repurchased	(491,849)	(4,772,681)	(849,174)	(8,262,066)
Net decrease	(203,977)	$(1,942,252)	(30,397)	$(326,513)
Series NAV shares
Sold	624,898	$6,013,138	1,110,351	$10,726,915
Distributions reinvested	—	—	251,032	2,402,374
Repurchased	(1,616,341)	(15,560,457)	(454,744)	(4,378,487)
Net increase (decrease)	(991,443)	$(9,547,319)	906,639	$8,750,802
Total net increase (decrease)	(1,806,233)	$(17,341,480)	602,826	$5,677,669
Money Market Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	220,680,600	$220,680,600	201,180,707	$201,180,707
Distributions reinvested	34,057,137	34,057,137	83,631,796	83,631,796
Repurchased	(214,693,851)	(214,693,851)	(405,487,171)	(405,487,171)
Net increase (decrease)	40,043,886	$40,043,886	(120,674,668)	$(120,674,668)
Series II shares
Sold	2,988	$2,988	1,036,727	$1,036,727
Distributions reinvested	878,553	878,553	2,434,385	2,434,385
Repurchased	(5,613,156)	(5,613,156)	(12,160,832)	(12,160,832)
Net decrease	(4,731,615)	$(4,731,615)	(8,689,720)	$(8,689,720)
Series NAV shares
Sold	279,326,430	$279,326,430	410,499,152	$410,499,152
Distributions reinvested	11,519,568	11,519,568	24,013,694	24,013,694
Repurchased	(162,327,140)	(162,327,140)	(346,164,214)	(346,164,214)
Net increase	128,518,858	$128,518,858	88,348,632	$88,348,632
Total net increase (decrease)	163,831,129	$163,831,129	(41,015,756)	$(41,015,756)
Opportunistic Fixed Income Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	27,312	$299,197	78,742	$858,067
Distributions reinvested	—	—	58,259	630,357
Repurchased	(138,380)	(1,509,178)	(267,694)	(2,932,359)
Net decrease	(111,068)	$(1,209,981)	(130,693)	$(1,443,935)
144

Portfolio share transactions, continued

Opportunistic Fixed Income Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series II shares
Sold	156,065	$1,704,411	272,170	$2,933,110
Distributions reinvested	—	—	115,946	1,231,351
Repurchased	(393,607)	(4,215,626)	(718,707)	(7,668,871)
Net decrease	(237,542)	$(2,511,215)	(330,591)	$(3,504,410)
Series NAV shares
Sold	333,549	$3,637,808	766,139	$8,348,279
Distributions reinvested	—	—	256,332	2,760,700
Repurchased	(505,877)	(5,537,100)	(2,167,740)	(23,797,967)
Net decrease	(172,328)	$(1,899,292)	(1,145,269)	$(12,688,988)
Total net decrease	(520,938)	$(5,620,488)	(1,606,553)	$(17,637,333)
Select Bond Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	506,762	$6,084,126	960,569	$11,230,126
Distributions reinvested	—	—	416,401	4,851,070
Repurchased	(1,192,494)	(14,037,210)	(1,593,531)	(18,805,004)
Net decrease	(685,732)	$(7,953,084)	(216,561)	$(2,723,808)
Series II shares
Sold	4,281,287	$50,800,649	7,832,314	$91,858,171
Distributions reinvested	—	—	1,033,676	12,063,002
Repurchased	(6,094,864)	(71,742,577)	(11,185,954)	(132,601,378)
Net decrease	(1,813,577)	$(20,941,928)	(2,319,964)	$(28,680,205)
Series NAV shares
Sold	3,065,486	$36,348,460	13,355,275	$156,271,946
Distributions reinvested	—	—	16,813,267	195,538,292
Repurchased	(46,954,853)	(551,700,231)	(30,949,001)	(368,572,928)
Net decrease	(43,889,367)	$(515,351,771)	(780,459)	$(16,762,690)
Total net decrease	(46,388,676)	$(544,246,783)	(3,316,984)	$(48,166,703)
Short Term Government Income Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	314,797	$3,642,413	251,069	$2,842,906
Distributions reinvested	—	—	16,881	192,105
Repurchased	(403,058)	(4,682,352)	(352,711)	(3,984,973)
Net decrease	(88,261)	$(1,039,939)	(84,761)	$(949,962)
Series II shares
Sold	197,604	$2,289,186	521,595	$5,911,195
Distributions reinvested	—	—	9,602	109,272
Repurchased	(251,432)	(2,892,838)	(531,713)	(6,006,849)
Net increase (decrease)	(53,828)	$(603,652)	(516)	$13,618
Series NAV shares
Sold	8,018,676	$92,574,637	4,030,561	$45,274,435
Distributions reinvested	—	—	92,666	1,053,611
Repurchased	(1,180,414)	(13,662,977)	(5,196,395)	(58,558,804)
Net increase (decrease)	6,838,262	$78,911,660	(1,073,168)	$(12,230,758)
Total net increase (decrease)	6,696,173	$77,268,069	(1,158,445)	$(13,167,102)
Strategic Income Opportunities Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	537,240	$6,898,922	1,549,462	$19,712,419
Distributions reinvested	—	—	479,518	6,080,285
Repurchased	(1,694,781)	(21,758,919)	(3,023,104)	(38,450,188)
Net decrease	(1,157,541)	$(14,859,997)	(994,124)	$(12,657,484)
Series II shares
Sold	349,465	$4,508,563	982,451	$12,489,717
Distributions reinvested	—	—	128,109	1,629,545
Repurchased	(261,680)	(3,356,333)	(296,281)	(3,805,563)
Net increase	87,785	$1,152,230	814,279	$10,313,699
145

Portfolio share transactions, continued

Strategic Income Opportunities Trust, Cont'd	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,184,410	$14,934,461	3,583,829	$45,847,681
Distributions reinvested	—	—	298,483	3,769,843
Repurchased	(4,469,443)	(56,754,556)	(424,716)	(5,454,450)
Net increase (decrease)	(3,285,033)	$(41,820,095)	3,457,596	$44,163,074
Total net increase (decrease)	(4,354,789)	$(55,527,862)	3,277,751	$41,819,289
Total Bond Market Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,911,727	$26,118,333	6,989,254	$62,919,372
Distributions reinvested	—	—	1,082,689	9,635,932
Repurchased	(2,978,274)	(26,656,490)	(4,348,375)	(38,942,030)
Net increase (decrease)	(66,547)	$(538,157)	3,723,568	$33,613,274
Series II shares
Sold	524,946	$4,742,573	681,229	$6,165,637
Distributions reinvested	—	—	132,703	1,183,714
Repurchased	(567,685)	(5,092,295)	(1,303,203)	(11,775,158)
Net decrease	(42,739)	$(349,722)	(489,271)	$(4,425,807)
Series NAV shares
Sold	12,891,991	$116,390,851	6,386,357	$58,092,975
Distributions reinvested	—	—	2,153,637	19,167,367
Repurchased	(11,866,465)	(107,092,733)	(2,917,780)	(26,144,785)
Net increase	1,025,526	$9,298,118	5,622,214	$51,115,557
Total net increase	916,240	$8,410,239	8,856,511	$80,303,024
Ultra Short Term Bond Trust	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	214,496	$2,497,064	451,202	$5,119,425
Distributions reinvested	—	—	13,282	151,410
Repurchased	(208,689)	(2,419,826)	(651,461)	(7,378,729)
Net increase (decrease)	5,807	$77,238	(186,977)	$(2,107,894)
Series II shares
Sold	2,758,660	$31,986,945	4,960,293	$56,280,443
Distributions reinvested	—	—	228,743	2,607,674
Repurchased	(3,014,672)	(34,987,824)	(7,667,989)	(86,895,470)
Net decrease	(256,012)	$(3,000,879)	(2,478,953)	$(28,007,353)
Series NAV shares
Sold	621,684	$7,229,556	513,225	$5,790,424
Distributions reinvested	—	—	51,734	589,772
Repurchased	(327,068)	(3,792,964)	(834,883)	(9,486,127)
Net increase (decrease)	294,616	$3,436,592	(269,924)	$(3,105,931)
Total net increase (decrease)	44,411	$512,951	(2,935,854)	$(33,221,178)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 47.58% and 99.78% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.89% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 31.76% and 99.38% of Series II and Series NAV shares, respectively, on June 30, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$158,575,704	$69,577,426	$164,763,963	$71,455,140
Core Bond Trust	625,999,898	358,144,832	710,453,461	319,596,552
High Yield Trust	—	194,837,553	—	195,199,541
Investment Quality Bond Trust	6,193,780	36,437,309	7,757,976	53,445,221
Opportunistic Fixed Income Trust	5,205,125	105,734,685	13,518,635	111,620,599
Select Bond Trust	2,501,173,719	516,552,581	2,556,745,177	936,959,773
Short Term Government Income Trust	433,417,975	66,956,818	394,842,681	23,561,750
146

Purchase and sale of securities, continued

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Strategic Income Opportunities Trust	$6,302,541	$135,985,203	$12,557,441	$170,588,683
Total Bond Market Trust	220,971,906	109,603,185	199,484,615	105,948,851
Ultra Short Term Bond Trust	—	63,468,723	—	49,519,022
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	685,089	$3,717,413	$59,998,682	$(56,863,095)	$(452)	$(13)	$69,672	—	$6,852,535
Core Bond Trust
John Hancock Collateral Trust*	214,133	$2,352,408	$16,522,307	$(16,732,628)	$(253)	$11	$3,204	—	$2,141,845
High Yield Trust
John Hancock Collateral Trust*	906,054	$12,262,146	$27,714,649	$(30,912,964)	$(514)	$(599)	$36,277	—	$9,062,718
Investment Quality Bond Trust
John Hancock Collateral Trust*	66,105	$209,385	$3,546,662	$(3,094,804)	$(31)	—	$1,238	—	$661,212
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	332,265	$2,067,770	$18,626,624	$(17,370,561)	$(319)	$(67)	$10,256	—	$3,323,447
Select Bond Trust
John Hancock Collateral Trust*	7,280,628	$32,684,463	$665,909,546	$(625,773,713)	$2,721	$737	$642,018	—	$72,823,754
Short Term Government Income Trust
John Hancock Collateral Trust	38,693	$2,158,408	$118,663,788	$(120,433,491)	$(1,692)	$9	$74,259	—	$387,022
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	428,004	$11,224,211	$78,768,790	$(85,712,281)	$731	$(380)	$184,702	—	$4,281,071
Total Bond Market Trust
John Hancock Collateral Trust*	909,896	$9,802,503	$173,118,350	$(173,818,481)	$(1,487)	$261	$155,872	—	$9,101,146
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	288,727	$270,479	$112,833,508	$(110,216,365)	$327	$14	$87,546	—	$2,887,963
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2025, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Core Bond Trust	49.1%
Select Bond Trust	90.4%
10.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2025:
147

Restricted securities, continued

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$166
[1]	Less than 0.05%.
11.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
148

John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

High Yield Trust held a Special Meeting of Shareholders on January 15, 2025. The following proposal was considered by the shareholders:
Proposal: To approve a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Manulife Investment Management (US) LLC with respect to High Yield Trust.
THE PROPOSAL PASSED ON January 15, 2025.
	Shares voted	% Of shares voted	% Of outstanding shares
For	35,810,634.314	91.398%	91.397%
Against	1,100,221.317	2.808%	2.808%
Abstain	2,270,430.909	5.794%	5.794%
149

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23 - 26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27 - 29, 2025. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23 - 26, 2025, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

150

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the
Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

151

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each

152

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

153

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Active Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Core Bond Trust (Allspring Global Investments, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five-and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses.
154

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
High Yield Trust (Manulife Investment Management (US), LLC)	Benchmark Index – The Trust outperformance the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and five-year periods and underperformed the peer group median for the three-, and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the three- and ten-year periods, including that the Trust’s performance prior to February 2025 represents that of the prior subadvisor.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Investment Quality Bond Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the three-year period and to the peer group median for the one-, three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Money Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
155

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Opportunistic Fixed Income Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and ten-year periods and outperformed the benchmark index for the five-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net management fees are lower than the peer group median.
Select Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one- and five-year periods and underperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three- and ten-year periods and to the peer group median for the three-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods and to the peer group median for the one-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Short Term Government Income Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, and five-year periods and underperformed the peer group median for the ten-year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the ten-year period, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
156

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five- year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one-, three- and ten-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Total Bond Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar Category for the year-to-date period ended May 31, 2025.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
157

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Trust’s expenses.
158

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTBSA	6/30
8/25
1115017:06/25

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Semiannual Financial Statements & Other N-CSR Items
June 30, 2025

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	3
Managed Volatility Balanced Portfolio	3
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	4
Managed Volatility Conservative Portfolio	5

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.9%
Equity - 69.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,747,568	$209,901,196
Disciplined Value, Class NAV, JHF III (Boston Partners)	12,123,677	291,331,962
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,521,774	222,750,365
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,007,310	439,795,197
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	7,139,115	85,169,645
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,251,152	107,637,095
Multifactor Developed International ETF, JHETF (DFA)	6,062,373	232,007,015
Multifactor Emerging Markets ETF, JHETF (DFA)	3,496,189	102,053,757
Multifactor Mid Cap ETF, JHETF (DFA)	1,889,229	115,488,569
Multifactor Small Cap ETF, JHETF (DFA)	2,718,448	106,155,394
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	6,476,495	106,732,640
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	81,698,166	1,589,029,338
		3,608,052,173
Fixed income - 27.5%
Bond, Class NAV, JHSB (MIM US) (B)	26,868,794	364,878,219
Core Bond, Series NAV, JHVIT (Allspring Investments)	11,126,070	127,170,977
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Select Bond, Series NAV, JHVIT (MIM US) (B)	78,030,556	$936,366,675
		1,428,415,871
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,659,429,599)		$5,036,468,044
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 4.2596% (D)(E)	7,917,905	79,198,051
TOTAL SHORT-TERM INVESTMENTS (Cost $79,197,242)		$79,198,051
Total Investments (Managed Volatility Growth Portfolio) (Cost $4,738,626,841) - 98.4%		$5,115,666,095
Other assets and liabilities, net - 1.6%		84,483,335
TOTAL NET ASSETS - 100.0%		$5,200,149,430
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	245	Long	Sep 2025	$35,654,804	$36,247,750	$592,946
Euro STOXX 50 Index Futures	584	Long	Sep 2025	36,740,839	36,645,668	(95,171)
FTSE 100 Index Futures	99	Long	Sep 2025	12,075,499	11,944,255	(131,244)
Japanese Yen Currency Futures	205	Long	Sep 2025	17,950,319	17,923,406	(26,913)
MSCI Emerging Markets Index Futures	743	Long	Sep 2025	44,913,587	45,824,525	910,938
Nikkei 225 Mini Index Futures	67	Long	Sep 2025	17,852,044	18,745,391	893,347
Pound Sterling Currency Futures	139	Long	Sep 2025	11,797,460	11,923,594	126,134
Russell 2000 E-Mini Index Futures	147	Long	Sep 2025	15,613,151	16,108,995	495,844
S&P 500 E-Mini Index Futures	722	Long	Sep 2025	218,308,886	225,760,375	7,451,489
S&P Mid 400 E-Mini Index Futures	114	Long	Sep 2025	34,654,518	35,630,700	976,182
						$11,193,552

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.0%
Equity - 50.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	3,589,346	$131,082,932
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,613,228	182,945,874
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	10,394,465	107,582,710
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,731,817	$273,206,301
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	3,022,915	36,063,380
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,789,502	50,289,774
Multifactor Developed International ETF, JHETF (DFA)	2,202,551	84,291,627

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	1,688,606	$49,290,409
Multifactor Mid Cap ETF, JHETF (DFA)	1,039,862	63,566,764
Multifactor Small Cap ETF, JHETF (DFA)	1,435,719	56,064,827
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	3,420,729	56,373,615
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	44,317,888	861,982,913
		1,952,741,126
Fixed income - 48.0%
Bond, Class NAV, JHSB (MIM US) (B)	35,374,977	480,392,189
Core Bond, Series NAV, JHVIT (Allspring Investments)	14,617,479	167,077,788
Select Bond, Series NAV, JHVIT (MIM US) (B)	102,169,648	1,226,035,778
		1,873,505,755
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,742,188,554)		$3,826,246,881
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 4.2596% (D)(E)	4,281,373	42,824,008
TOTAL SHORT-TERM INVESTMENTS (Cost $42,823,739)		$42,824,008
Total Investments (Managed Volatility Balanced Portfolio) (Cost $3,785,012,293) - 99.1%		$3,869,070,889
Other assets and liabilities, net - 0.9%		34,205,319
TOTAL NET ASSETS - 100.0%		$3,903,276,208
Managed Volatility Balanced Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	114	Long	Sep 2025	$16,555,283	$16,866,300	$311,017
Euro STOXX 50 Index Futures	272	Long	Sep 2025	17,115,891	17,067,845	(48,046)
FTSE 100 Index Futures	45	Long	Sep 2025	5,490,351	5,429,207	(61,144)
Japanese Yen Currency Futures	82	Long	Sep 2025	7,194,773	7,169,363	(25,410)
MSCI Emerging Markets Index Futures	337	Long	Sep 2025	20,390,412	20,784,475	394,063
Nikkei 225 Mini Index Futures	26	Long	Sep 2025	6,870,762	7,274,331	403,569
Pound Sterling Currency Futures	64	Long	Sep 2025	5,425,049	5,490,000	64,951
Russell 2000 E-Mini Index Futures	73	Long	Sep 2025	7,743,685	7,999,705	256,020
S&P 500 E-Mini Index Futures	388	Long	Sep 2025	117,067,307	121,322,680	4,255,373
S&P Mid 400 E-Mini Index Futures	57	Long	Sep 2025	17,301,510	17,815,350	513,840
						$6,064,233

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.6%
Equity - 40.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	801,748	$29,279,826
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,805,393	43,383,592
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,940,588	$20,085,082
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	847,501	62,045,520

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	770,963	$9,197,587
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,123,853	11,800,460
Multifactor Developed International ETF, JHETF (DFA)	238,234	9,117,215
Multifactor Emerging Markets ETF, JHETF (DFA)	315,275	9,202,877
Multifactor Mid Cap ETF, JHETF (DFA)	122,767	7,504,747
Multifactor Small Cap ETF, JHETF (DFA)	244,624	9,552,567
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	581,239	9,578,822
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	9,362,110	182,093,038
		402,841,333
Fixed income - 58.6%
Bond, Class NAV, JHSB (MIM US) (B)	11,143,299	151,325,997
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,600,015	52,578,173
Select Bond, Series NAV, JHVIT (MIM US) (B)	32,213,115	386,557,378
		590,461,548
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,003,632,940)		$993,302,881
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 4.2596% (D)(E)	917,442	$9,176,619
TOTAL SHORT-TERM INVESTMENTS (Cost $9,176,601)		$9,176,619
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,012,809,541) - 99.5%		$1,002,479,500
Other assets and liabilities, net - 0.5%		5,534,676
TOTAL NET ASSETS - 100.0%		$1,008,014,176
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	20	Long	Sep 2025	$2,906,450	$2,959,000	$52,550
Euro STOXX 50 Index Futures	49	Long	Sep 2025	3,091,811	3,074,722	(17,089)
FTSE 100 Index Futures	8	Long	Sep 2025	977,374	965,192	(12,182)
Japanese Yen Currency Futures	16	Long	Sep 2025	1,403,978	1,398,900	(5,078)
MSCI Emerging Markets Index Futures	60	Long	Sep 2025	3,639,516	3,700,500	60,984
Nikkei 225 Mini Index Futures	5	Long	Sep 2025	1,327,502	1,398,910	71,408
Pound Sterling Currency Futures	11	Long	Sep 2025	933,806	943,594	9,788
Russell 2000 E-Mini Index Futures	14	Long	Sep 2025	1,482,987	1,534,190	51,203
S&P 500 E-Mini Index Futures	81	Long	Sep 2025	24,432,317	25,327,688	895,371
S&P Mid 400 E-Mini Index Futures	10	Long	Sep 2025	3,031,172	3,125,500	94,328
						$1,201,283

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.9%
Equity - 20.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	210,575	$7,690,194
Disciplined Value, Class NAV, JHF III (Boston Partners)	518,061	12,448,999
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	418,231	4,328,690
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	198,790	14,553,386
Multifactor Emerging Markets ETF, JHETF (DFA)	67,941	1,983,198
Multifactor Mid Cap ETF, JHETF (DFA)	111,259	6,801,263
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Small Cap ETF, JHETF (DFA)	68,433	$2,672,309
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	162,499	2,677,989
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,282,611	44,396,790
		97,552,818
Fixed income - 78.9%
Bond, Class NAV, JHSB (MIM US) (B)	7,262,534	98,625,217

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Core Bond, Series NAV, JHVIT (Allspring Investments)	2,990,055	$34,176,327
Select Bond, Series NAV, JHVIT (MIM US) (B)	20,946,168	251,354,016
		384,155,560
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $511,406,603)		$481,708,378
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 4.2596% (C)(D)	400,630	4,007,261
TOTAL SHORT-TERM INVESTMENTS (Cost $4,007,306)		$4,007,261
Total Investments (Managed Volatility Conservative Portfolio) (Cost $515,413,909) - 99.7%		$485,715,639
Other assets and liabilities, net - 0.3%		1,606,256
TOTAL NET ASSETS - 100.0%		$487,321,895
Managed Volatility Conservative Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	4	Long	Sep 2025	$574,629	$591,800	$17,171
Euro STOXX 50 Index Futures	9	Long	Sep 2025	567,884	564,745	(3,139)
FTSE 100 Index Futures	1	Long	Sep 2025	122,172	120,649	(1,523)
Japanese Yen Currency Futures	3	Long	Sep 2025	262,096	262,294	198
MSCI Emerging Markets Index Futures	11	Long	Sep 2025	667,245	678,425	11,180
Nikkei 225 Mini Index Futures	1	Long	Sep 2025	265,621	279,782	14,161
Pound Sterling Currency Futures	2	Long	Sep 2025	169,281	171,563	2,282
Russell 2000 E-Mini Index Futures	3	Long	Sep 2025	317,783	328,755	10,972
S&P 500 E-Mini Index Futures	18	Long	Sep 2025	5,429,403	5,628,375	198,972
S&P Mid 400 E-Mini Index Futures	2	Long	Sep 2025	606,234	625,100	18,866
						$269,140

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2025 (unaudited)

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Affiliated investments, at value	$5,115,666,095	$3,869,070,889	$1,002,479,500	$485,715,639
Receivable for futures variation margin	33,848,045	6,636,822	537,521	204,113
Foreign currency, at value	18,104,928	8,561,642	1,459,666	209,177
Collateral held at broker for futures contracts	32,606,000	19,137,000	3,605,000	1,246,000
Dividends and interest receivable	1,506,460	1,834,472	565,829	363,647
Receivable for fund shares sold	177,129	52,259	34,813	268
Receivable for investments sold	4,148,254	755,615	381,666	251,538
Other assets	186,584	146,933	41,865	23,512
Total assets	5,206,243,495	3,906,195,632	1,009,105,860	488,013,894
Liabilities
Due to custodian	119,169	81,520	23,306	11,320
Payable for investments purchased	1,353,653	1,792,227	565,907	370,513
Payable for fund shares repurchased	4,285,691	780,762	408,728	248,060
Payable to affiliates
Accounting and legal services fees	206,699	156,053	40,380	19,676
Trustees' fees	3,074	2,415	800	516
Other liabilities and accrued expenses	125,779	106,447	52,563	41,914
Total liabilities	6,094,065	2,919,424	1,091,684	691,999
Net assets	$5,200,149,430	$3,903,276,208	$1,008,014,176	$487,321,895
Net assets consist of
Paid-in capital	$4,810,044,477	$3,855,442,163	$1,045,886,786	$570,275,180
Total distributable earnings (loss)	390,104,953	47,834,045	(37,872,610)	(82,953,285)
Net assets	$5,200,149,430	$3,903,276,208	$1,008,014,176	$487,321,895
Affiliated investments, at cost	$4,738,626,841	$3,785,012,293	$1,012,809,541	$515,413,909
Foreign currency, at cost	$17,701,097	$8,412,118	$1,431,975	$203,400
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$410,206,133	$326,883,150	$121,553,143	$73,905,582
Shares outstanding	34,905,199	29,929,259	11,648,648	7,346,129
Net asset value, offering price and redemption price per share	$11.75	$10.92	$10.43	$10.06
Series II
Net assets	$3,761,251,108	$2,502,229,610	$768,152,641	$363,134,909
Shares outstanding	322,150,793	231,598,097	74,451,902	36,490,247
Net asset value, offering price and redemption price per share	$11.68	$10.80	$10.32	$9.95
Series NAV
Net assets	$1,028,692,189	$1,074,163,448	$118,308,392	$50,281,404
Shares outstanding	87,302,162	97,930,516	11,316,098	4,980,514
Net asset value, offering price and redemption price per share	$11.78	$10.97	$10.45	$10.10
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2025 (unaudited)

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$15,826,011	$14,485,637	$4,013,365	$2,407,049
Interest	1,128,626	464,489	97,057	25,469
Total investment income	16,954,637	14,950,126	4,110,422	2,432,518
Expenses
Investment management fees	5,006,415	3,491,472	850,645	408,721
Distribution and service fees	4,830,478	3,234,038	998,669	476,409
Accounting and legal services fees	454,172	342,001	88,833	43,041
Trustees' fees	74,471	55,246	14,183	6,734
Custodian fees	17,410	17,407	17,405	17,411
Printing and postage	99,347	74,693	26,444	15,383
Professional fees	90,269	72,001	31,066	23,615
Other	80,700	60,518	18,317	12,858
Total expenses	10,653,262	7,347,376	2,045,562	1,004,172
Less expense reductions	(2,504,799)	(1,733,856)	(417,593)	(192,181)
Net expenses	8,148,463	5,613,520	1,627,969	811,991
Net investment income	8,806,174	9,336,606	2,482,453	1,620,527
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	43,391,089	27,633,373	6,897,469	1,414,374
Affiliated investments	6,968,868	(7,060,252)	(2,946,270)	(4,649,780)
Futures contracts	(216,319,304)	(121,341,236)	(24,573,228)	(3,558,607)
	(165,959,347)	(100,768,115)	(20,622,029)	(6,794,013)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(36,280,729)	(25,151,465)	(6,315,537)	(1,274,412)
Affiliated investments	297,058,618	208,890,919	51,182,834	24,871,597
Futures contracts	20,604,847	13,645,381	2,604,990	589,173
	281,382,736	197,384,835	47,472,287	24,186,358
Net realized and unrealized gain (loss)	115,423,389	96,616,720	26,850,258	17,392,345
Increase in net assets from operations	$124,229,563	$105,953,326	$29,332,711	$19,012,872
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$8,806,174	$97,574,478	$9,336,606	$95,162,784	$2,482,453	$27,128,380
Net realized gain (loss)	(165,959,347)	322,070,500	(100,768,115)	164,871,252	(20,622,029)	32,317,494
Change in net unrealized appreciation (depreciation)	281,382,736	206,693,274	197,384,835	112,958,103	47,472,287	26,075,334
Increase in net assets resulting from operations	124,229,563	626,338,252	105,953,326	372,992,139	29,332,711	85,521,208
Distributions to shareholders
From earnings
Series I	—	(11,417,276)	—	(10,001,141)	—	(3,484,287)
Series II	—	(98,406,661)	—	(73,477,667)	—	(21,185,092)
Series NAV	—	(27,341,522)	—	(31,833,721)	—	(3,264,540)
Total distributions	—	(137,165,459)	—	(115,312,529)	—	(27,933,919)
From portfolio share transactions
Portfolio share transactions	(361,528,306)	(642,284,981)	(278,445,596)	(447,951,335)	(77,665,014)	(159,618,109)
Total decrease	(237,298,743)	(153,112,188)	(172,492,270)	(190,271,725)	(48,332,303)	(102,030,820)
Net assets
Beginning of period	5,437,448,173	5,590,560,361	4,075,768,478	4,266,040,203	1,056,346,479	1,158,377,299
End of period	$5,200,149,430	$5,437,448,173	$3,903,276,208	$4,075,768,478	$1,008,014,176	$1,056,346,479
	Managed Volatility Conservative Portfolio
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,620,527	$15,973,220
Net realized gain (loss)	(6,794,013)	(7,004,658)
Change in net unrealized appreciation (depreciation)	24,186,358	9,258,744
Increase in net assets resulting from operations	19,012,872	18,227,306
Distributions to shareholders
From earnings
Series I	—	(2,557,223)
Series II	—	(12,041,169)
Series NAV	—	(1,638,424)
Total distributions	—	(16,236,816)
From portfolio share transactions
Portfolio share transactions	(41,735,831)	(88,208,612)
Total decrease	(22,722,959)	(86,218,122)
Net assets
Beginning of period	510,044,854	596,262,976
End of period	$487,321,895	$510,044,854
The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
06-30-2025[5]	11.46	0.03	0.26	0.29	—	—	—	11.75	2.53[6]	0.27[7]	0.18[7]	0.48	410	11
12-31-2024	10.51	0.21	1.05	1.26	(0.23)	(0.08)	(0.31)	11.46	11.95	0.26	0.17	1.86	432	7
12-31-2023	10.79	0.21	1.09	1.30	(0.20)	(1.38)	(1.58)	10.51	13.69	0.27	0.18	1.89	451	8
12-31-2022	13.28	0.19	(2.17)	(1.98)	(0.20)	(0.31)	(0.51)	10.79	(14.86)	0.27	0.18	1.64	450	14
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[8]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
Series II
06-30-2025[5]	11.40	0.02	0.26	0.28	—	—	—	11.68	2.46[6]	0.47[7]	0.38[7]	0.27	3,761	11
12-31-2024	10.46	0.19	1.03	1.22	(0.20)	(0.08)	(0.28)	11.40	11.69	0.46	0.37	1.67	3,981	7
12-31-2023	10.74	0.18	1.10	1.28	(0.18)	(1.38)	(1.56)	10.46	13.54	0.47	0.38	1.68	4,188	8
12-31-2022	13.22	0.17	(2.16)	(1.99)	(0.18)	(0.31)	(0.49)	10.74	(15.03)	0.47	0.38	1.43	4,246	14
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[8]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
Series NAV
06-30-2025[5]	11.49	0.03	0.26	0.29	—	—	—	11.78	2.52[6]	0.22[7]	0.13[7]	0.53	1,029	11
12-31-2024	10.54	0.22	1.04	1.26	(0.23)	(0.08)	(0.31)	11.49	11.97	0.21	0.12	1.98	1,025	7
12-31-2023	10.81	0.22	1.09	1.31	(0.20)	(1.38)	(1.58)	10.54	13.81	0.22	0.13	1.97	951	8
12-31-2022	13.30	0.20	(2.17)	(1.97)	(0.21)	(0.31)	(0.52)	10.81	(14.79)	0.22	0.13	1.72	891	14
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[8]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-25. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes merger activity.
Managed Volatility Balanced Portfolio
Series I
06-30-2025[5]	10.62	0.03	0.27	0.30	—	—	—	10.92	2.82[6]	0.26[7]	0.17[7]	0.59	327	9
12-31-2024	10.00	0.25	0.69	0.94	(0.27)	(0.05)	(0.32)	10.62	9.36	0.25	0.17	2.36	342	6
12-31-2023	9.99	0.23	0.87	1.10	(0.23)	(0.86)	(1.09)	10.00	11.99	0.26	0.18	2.28	359	6
12-31-2022	12.48	0.22	(2.11)	(1.89)	(0.23)	(0.37)	(0.60)	9.99	(15.08)	0.25	0.17	2.01	360	11
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
Series II
06-30-2025[5]	10.52	0.02	0.26	0.28	—	—	—	10.80	2.66[6]	0.46[7]	0.37[7]	0.39	2,502	9
12-31-2024	9.91	0.23	0.68	0.91	(0.25)	(0.05)	(0.30)	10.52	9.13	0.45	0.37	2.16	2,654	6
12-31-2023	9.91	0.21	0.86	1.07	(0.21)	(0.86)	(1.07)	9.91	11.79	0.46	0.38	2.06	2,852	6
12-31-2022	12.38	0.20	(2.09)	(1.89)	(0.21)	(0.37)	(0.58)	9.91	(15.22)	0.45	0.37	1.79	2,969	11
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
Series NAV
06-30-2025[5]	10.66	0.03	0.28	0.31	—	—	—	10.97	2.91[6]	0.21[7]	0.12[7]	0.65	1,074	9
12-31-2024	10.04	0.26	0.68	0.94	(0.27)	(0.05)	(0.32)	10.66	9.37	0.20	0.12	2.46	1,079	6
12-31-2023	10.03	0.24	0.86	1.10	(0.23)	(0.86)	(1.09)	10.04	12.00	0.21	0.13	2.35	1,055	6
12-31-2022	12.52	0.23	(2.11)	(1.88)	(0.24)	(0.37)	(0.61)	10.03	(14.98)	0.20	0.12	2.08	1,019	11
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-25. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
06-30-2025[5]	10.13	0.03	0.27	0.30	—	—	—	10.43	2.96[6]	0.26[7]	0.17[7]	0.64	122	8
12-31-2024	9.63	0.26	0.53	0.79	(0.28)	(0.01)	(0.29)	10.13	8.16	0.25	0.17	2.58	126	6
12-31-2023	9.61	0.24	0.71	0.95	(0.24)	(0.69)	(0.93)	9.63	10.64	0.25	0.18	2.44	141	6
12-31-2022	12.01	0.23	(2.03)	(1.80)	(0.24)	(0.36)	(0.60)	9.61	(14.87)	0.25	0.17	2.19	153	10
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
Series II
06-30-2025[5]	10.02	0.02	0.28	0.30	—	—	—	10.32	2.99[6]	0.46[7]	0.37[7]	0.44	768	8
12-31-2024	9.54	0.24	0.51	0.75	(0.26)	(0.01)	(0.27)	10.02	7.82	0.45	0.37	2.38	814	6
12-31-2023	9.52	0.22	0.71	0.93	(0.22)	(0.69)	(0.91)	9.54	10.54	0.45	0.38	2.24	898	6
12-31-2022	11.91	0.21	(2.02)	(1.81)	(0.22)	(0.36)	(0.58)	9.52	(15.10)	0.45	0.37	1.95	945	10
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
Series NAV
06-30-2025[5]	10.14	0.03	0.28	0.31	—	—	—	10.45	3.06[6]	0.21[7]	0.12[7]	0.69	118	8
12-31-2024	9.65	0.27	0.51	0.78	(0.28)	(0.01)	(0.29)	10.14	8.09	0.20	0.12	2.66	117	6
12-31-2023	9.62	0.25	0.71	0.96	(0.24)	(0.69)	(0.93)	9.65	10.79	0.20	0.13	2.52	120	6
12-31-2022	12.03	0.24	(2.04)	(1.80)	(0.25)	(0.36)	(0.61)	9.62	(14.89)	0.20	0.12	2.27	116	10
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-25. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Conservative Portfolio
Series I
06-30-2025[5]	9.67	0.04	0.35	0.39	—	—	—	10.06	4.03[6]	0.27[7]	0.19[7]	0.81	74	5
12-31-2024	9.65	0.30	0.05	0.35	(0.33)	—[8]	(0.33)	9.67	3.60	0.26	0.19	3.01	78	6
12-31-2023	9.64	0.28	0.23	0.51	(0.29)	(0.21)	(0.50)	9.65	5.47	0.27	0.19	2.90	95	5
12-31-2022	11.66	0.26	(1.99)	(1.73)	(0.28)	(0.01)	(0.29)	9.64	(14.80)	0.25	0.18	2.53	109	8
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
Series II
06-30-2025[5]	9.58	0.03	0.34	0.37	—	—	—	9.95	3.86[6]	0.47[7]	0.39[7]	0.61	363	5
12-31-2024	9.56	0.28	0.05	0.33	(0.31)	—[8]	(0.31)	9.58	3.43	0.46	0.39	2.86	384	6
12-31-2023	9.56	0.26	0.22	0.48	(0.27)	(0.21)	(0.48)	9.56	5.20	0.47	0.39	2.63	449	5
12-31-2022	11.56	0.24	(1.97)	(1.73)	(0.26)	(0.01)	(0.27)	9.56	(14.93)	0.45	0.38	2.31	499	8
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
Series NAV
06-30-2025[5]	9.70	0.04	0.36	0.40	—	—	—	10.10	4.12[6]	0.22[7]	0.14[7]	0.86	50	5
12-31-2024	9.68	0.31	0.04	0.35	(0.33)	—[8]	(0.33)	9.70	3.64	0.21	0.14	3.19	49	6
12-31-2023	9.67	0.29	0.23	0.52	(0.30)	(0.21)	(0.51)	9.68	5.50	0.22	0.14	2.93	52	5
12-31-2022	11.69	0.28	(2.00)	(1.72)	(0.29)	(0.01)	(0.30)	9.67	(14.72)	0.20	0.13	2.67	53	8
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-25. Unaudited. 6. Not annualized. 7. Annualized. 8. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment
12

Significant accounting policies, continued

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,036,468,044	$5,036,468,044	—	—
Short-term investments	79,198,051	79,198,051	—	—
Total investments in securities	$5,115,666,095	$5,115,666,095	—	—
Derivatives:
Assets
Futures	$11,446,880	$11,446,880	—	—
Liabilities
Futures	(253,328)	(253,328)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,826,246,881	$3,826,246,881	—	—
Short-term investments	42,824,008	42,824,008	—	—
Total investments in securities	$3,869,070,889	$3,869,070,889	—	—
Derivatives:
Assets
Futures	$6,198,833	$6,198,833	—	—
Liabilities
Futures	(134,600)	(134,600)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$993,302,881	$993,302,881	—	—
Short-term investments	9,176,619	9,176,619	—	—
Total investments in securities	$1,002,479,500	$1,002,479,500	—	—
Derivatives:
Assets
Futures	$1,235,632	$1,235,632	—	—
Liabilities
Futures	(34,349)	(34,349)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$481,708,378	$481,708,378	—	—
Short-term investments	4,007,261	4,007,261	—	—
Total investments in securities	$485,715,639	$485,715,639	—	—
Derivatives:
Assets
Futures	$273,802	$273,802	—	—
13

Significant accounting policies, continued

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Liabilities
Futures	$(4,662)	$(4,662)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2025 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$14,147
Managed Volatility Balanced Portfolio	10,648
Managed Volatility Moderate Portfolio	3,001
Managed Volatility Conservative Portfolio	1,613
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Conservative Portfolio	$10,912,097	$20,546,785
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2025, including short-term investments, were as follows:
14

Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$4,892,485,947	$402,339,481	$(167,965,781)	$234,373,700
Managed Volatility Balanced Portfolio	3,897,505,082	193,763,564	(216,133,524)	(22,369,960)
Managed Volatility Moderate Portfolio	1,047,094,845	59,226,122	(102,640,184)	(43,414,062)
Managed Volatility Conservative Portfolio	533,608,649	12,247,564	(59,871,434)	(47,623,870)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$93.0 million to $456.8 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$227.2 million to $291.9 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$44.4 million to $65.4 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$9.3 million to $15.6 million
15

Derivative instruments, continued

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2025 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$719,080	$(26,913)
	Equity	Receivable/payable for futures variation margin[1]	Futures	10,727,800	(226,415)
				$11,446,880	$(253,328)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$375,968	$(25,410)
	Equity	Receivable/payable for futures variation margin[1]	Futures	5,822,865	(109,190)
				$6,198,833	$(134,600)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$62,338	$(5,078)
	Equity	Receivable/payable for futures variation margin[1]	Futures	1,173,294	(29,271)
				$1,235,632	$(34,349)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$19,651	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	254,151	$(4,662)
				$273,802	$(4,662)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2025:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(2,989,830)
	Equity	(213,329,474)
	Total	$(216,319,304)
Managed Volatility Balanced Portfolio	Currency	$(550,737)
	Equity	(120,790,499)
	Total	$(121,341,236)
Managed Volatility Moderate Portfolio	Currency	$(104,204)
	Equity	(24,469,024)
	Total	$(24,573,228)
Managed Volatility Conservative Portfolio	Currency	$64,280
	Equity	(3,622,887)
	Total	$(3,558,607)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$1,803,224
	Equity	18,801,623
	Total	$20,604,847
Managed Volatility Balanced Portfolio	Currency	$1,218,217
	Equity	12,427,164
	Total	$13,645,381
Managed Volatility Moderate Portfolio	Currency	$207,826
	Equity	2,397,164
	Total	$2,604,990
16

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Conservative Portfolio	Currency	$47,806
	Equity	541,367
	Total	$589,173
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated funds assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated funds assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2025, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$198,234	$1,822,658	$483,907	$2,504,799
Managed Volatility Balanced Portfolio	145,089	1,120,058	468,709	1,733,856
Managed Volatility Moderate Portfolio	50,330	319,600	47,663	417,593
Managed Volatility Conservative Portfolio	28,896	144,149	19,136	192,181
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2025, were equivalent to a net annual effective rate of the portfolio's average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.10%
Managed Volatility Balanced Portfolio	0.09%
Managed Volatility Moderate Portfolio	0.09%
Managed Volatility Conservative Portfolio	0.09%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2025, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
17

Fees and transactions with affiliates, continued

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2025 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$102,809	$4,727,669	$4,830,478
Managed Volatility Balanced Portfolio	81,650	3,152,388	3,234,038
Managed Volatility Moderate Portfolio	30,479	968,190	998,669
Managed Volatility Conservative Portfolio	18,370	458,039	476,409
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2025 and for the year ended December 31, 2024 were as follows:
Managed Volatility Growth Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	230,795	$2,642,037	165,562	$1,838,949
Distributions reinvested	—	—	987,341	11,417,276
Repurchased	(2,998,438)	(34,348,101)	(6,401,533)	(72,451,525)
Net decrease	(2,767,643)	$(31,706,064)	(5,248,630)	$(59,195,300)
Series II shares
Sold	3,577	$41,132	—	—
Distributions reinvested	—	—	8,554,106	$98,406,661
Repurchased	(27,117,885)	(307,956,307)	(59,863,769)	(670,552,812)
Net decrease	(27,114,308)	$(307,915,175)	(51,309,663)	$(572,146,151)
Series NAV shares
Sold	340,665	$3,895,415	864,187	$9,754,601
Distributions reinvested	—	—	2,358,295	27,341,522
Repurchased	(2,249,808)	(25,802,482)	(4,258,716)	(48,039,653)
Net decrease	(1,909,143)	$(21,907,067)	(1,036,234)	$(10,943,530)
Total net decrease	(31,791,094)	$(361,528,306)	(57,594,527)	$(642,284,981)
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,051	$506,973	90,103	$940,267
Distributions reinvested	—	—	934,587	10,001,141
Repurchased	(2,350,419)	(25,003,152)	(4,718,120)	(49,909,853)
Net decrease	(2,303,368)	$(24,496,179)	(3,693,430)	$(38,968,445)
Series II shares
Sold	—	—	17,708	$193,197
Distributions reinvested	—	—	6,930,659	73,477,667
Repurchased	(20,777,266)	(218,832,488)	(42,359,012)	(442,786,898)
Net decrease	(20,777,266)	$(218,832,488)	(35,410,645)	$(369,116,034)
Series NAV shares
Sold	74,865	$801,794	355,470	$3,756,670
Distributions reinvested	—	—	2,963,606	31,833,721
Repurchased	(3,362,502)	(35,918,723)	(7,125,780)	(75,457,247)
Net decrease	(3,287,637)	$(35,116,929)	(3,806,704)	$(39,866,856)
Total net decrease	(26,368,271)	$(278,445,596)	(42,910,779)	$(447,951,335)
18

Portfolio share transactions, continued

Managed Volatility Moderate Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	146,245	$1,495,029	67,428	$694,482
Distributions reinvested	—	—	342,954	3,484,287
Repurchased	(948,075)	(9,635,660)	(2,572,822)	(25,923,068)
Net decrease	(801,830)	$(8,140,631)	(2,162,440)	$(21,744,299)
Series II shares
Sold	55,842	$564,014	80,103	$764,904
Distributions reinvested	—	—	2,105,903	21,185,092
Repurchased	(6,794,864)	(68,181,947)	(15,112,809)	(150,631,491)
Net decrease	(6,739,022)	$(67,617,933)	(12,926,803)	$(128,681,495)
Series NAV shares
Sold	77,681	$792,096	209,224	$2,122,995
Distributions reinvested	—	—	320,717	3,264,540
Repurchased	(265,447)	(2,698,546)	(1,448,876)	(14,579,850)
Net decrease	(187,766)	$(1,906,450)	(918,935)	$(9,192,315)
Total net decrease	(7,728,618)	$(77,665,014)	(16,008,178)	$(159,618,109)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	351,525	$3,424,310	422,497	$4,183,121
Distributions reinvested	—	—	263,276	2,557,223
Repurchased	(1,030,999)	(10,092,881)	(2,530,742)	(24,716,741)
Net decrease	(679,474)	$(6,668,571)	(1,844,969)	$(17,976,397)
Series II shares
Sold	56,097	$542,408	104,416	$1,035,164
Distributions reinvested	—	—	1,252,515	12,041,169
Repurchased	(3,630,143)	(35,155,256)	(8,234,457)	(79,856,605)
Net decrease	(3,574,046)	$(34,612,848)	(6,877,526)	$(66,780,272)
Series NAV shares
Sold	121,483	$1,189,678	263,403	$2,604,562
Distributions reinvested	—	—	168,173	1,638,424
Repurchased	(167,323)	(1,644,090)	(786,610)	(7,694,929)
Net decrease	(45,840)	$(454,412)	(355,034)	$(3,451,943)
Total net decrease	(4,299,360)	$(41,735,831)	(9,077,529)	$(88,208,612)
Affiliates of the Trust owned 100% of shares of the portfolios on June 30, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2025:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$567,114,180	$1,211,355,803
Managed Volatility Balanced Portfolio	353,356,943	760,383,460
Managed Volatility Moderate Portfolio	83,255,307	183,993,372
Managed Volatility Conservative Portfolio	25,345,733	70,099,949
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Small Cap Dynamic Growth Fund	45.7%
	Strategic Equity Allocation Trust	22.7%
19

Investment in affiliated underlying funds, continued

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	Mid Value Trust	18.6%
	Emerging Markets Equity Fund	17.1%
	Select Bond Trust	16.9%
	Core Bond Trust	16.4%
	Mid Cap Growth Trust	13.1%
	Blue Chip Growth Trust	9.9%
	Fundamental Large Cap Core Fund	7.4%
Managed Volatility Balanced Portfolio
	Small Cap Dynamic Growth Fund	24.1%
	Select Bond Trust	22.1%
	Core Bond Trust	21.5%
	Strategic Equity Allocation Trust	12.3%
	Mid Value Trust	8.7%
	Emerging Markets Equity Fund	8.3%
	Blue Chip Growth Trust	6.2%
	Mid Cap Growth Trust	5.5%
Managed Volatility Moderate Portfolio
	Select Bond Trust	7.0%
	Core Bond Trust	6.8%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	5,747,568	$219,285,230	—	$(25,007,453)	$4,567,897	$11,055,522	—	—	$209,901,196
Bond	26,868,794	401,744,089	$13,207,458	(56,934,384)	(7,373,675)	14,234,731	$8,549,938	—	364,878,219
Core Bond	11,126,070	139,993,115	2,327,771	(20,228,199)	(3,672,971)	8,751,261	—	—	127,170,977
Disciplined Value	12,123,677	—	313,656,165	(26,298,792)	(2,039,294)	6,013,883	—	—	291,331,962
Emerging Markets Equity	21,521,774	222,086,295	11,269,358	(29,231,024)	(1,489,843)	20,115,579	—	—	222,750,365
Equity Income	—	306,311,782	—	(322,055,415)	36,663,438	(20,919,805)	—	—	—
Fundamental Large Cap Core	6,007,310	367,103,607	99,848,553	(33,001,430)	14,132,452	(8,287,985)	—	—	439,795,197
John Hancock Collateral Trust	7,917,905	20,005,584	408,158,890	(348,961,664)	(5,119)	360	843,388	—	79,198,051
Mid Cap Growth	7,139,115	88,058,003	4,316,617	(11,711,783)	(3,530,311)	8,037,119	—	—	85,169,645
Mid Value	10,251,152	113,868,564	—	(3,691,148)	632,760	(3,173,081)	—	—	107,637,095
Multifactor Developed International ETF	6,062,373	201,844,090	31,085,288	(39,550,410)	10,344,220	28,283,827	4,464,574	—	232,007,015
Multifactor Emerging Markets ETF	3,496,189	115,333,213	28,680	(25,983,881)	2,719,745	9,956,000	980,550	—	102,053,757
Multifactor Mid Cap ETF	1,889,229	120,095,945	4,606	(7,087,563)	2,917,957	(442,376)	511,887	—	115,488,569
Multifactor Small Cap ETF	2,718,448	111,164,781	4,711,545	(7,703,725)	2,211,423	(4,228,630)	475,674	—	106,155,394
Select Bond	78,030,556	1,030,948,704	13,457,900	(146,873,236)	(24,376,046)	63,209,353	—	—	936,366,675
Small Cap Dynamic Growth	6,476,495	35,336,980	73,200,237	(9,044,630)	(1,198,913)	8,438,966	—	—	106,732,640
Small Cap Value	—	72,639,391	—	(64,076,877)	(6,798,698)	(1,763,816)	—	—	—
20

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	81,698,166	$1,689,234,539	—	$(241,246,757)	$(16,736,154)	$157,777,710	—	—	$1,589,029,338
					$6,968,868	$297,058,618	$15,826,011	—	$5,115,666,095
Managed Volatility Balanced Portfolio
Blue Chip Growth	3,589,346	$133,218,143	—	$(12,075,374)	$2,936,466	$7,003,697	—	—	$131,082,932
Bond	35,374,977	517,883,586	$14,106,508	(60,613,750)	(7,869,631)	16,885,476	$11,156,031	—	480,392,189
Core Bond	14,617,479	180,118,945	1,956,955	(21,619,033)	(3,759,299)	10,380,220	—	—	167,077,788
Disciplined Value	7,613,228	—	193,183,063	(13,163,735)	(787,374)	3,713,920	—	—	182,945,874
Emerging Markets Equity	10,394,465	105,439,611	5,901,774	(12,880,787)	(225,984)	9,348,096	—	—	107,582,710
Equity Income	—	188,534,182	—	(198,261,904)	24,577,626	(14,849,904)	—	—	—
Fundamental Large Cap Core	3,731,817	203,557,384	79,427,933	(13,746,727)	4,274,400	(306,689)	—	—	273,206,301
John Hancock Collateral Trust	4,281,373	25,880,612	216,792,455	(199,846,259)	(1,464)	(1,336)	698,739	—	42,824,008
Mid Cap Growth	3,022,915	36,325,934	—	(2,161,948)	(104,122)	2,003,516	—	—	36,063,380
Mid Value	4,789,502	52,139,716	—	(717,088)	149,023	(1,281,877)	—	—	50,289,774
Multifactor Developed International ETF	2,202,551	84,986,558	4,775	(15,804,247)	4,166,153	10,938,388	1,622,047	—	84,291,627
Multifactor Emerging Markets ETF	1,688,606	55,319,931	13,714	(12,227,366)	1,349,339	4,834,791	475,848	—	49,290,409
Multifactor Mid Cap ETF	1,039,862	64,711,303	1,865	(2,593,461)	1,098,276	348,781	281,750	—	63,566,764
Multifactor Small Cap ETF	1,435,719	49,819,892	10,435,921	(4,001,710)	1,175,657	(1,364,933)	251,222	—	56,064,827
Select Bond	102,169,648	1,321,953,750	9,833,375	(156,209,782)	(26,675,929)	77,134,364	—	—	1,226,035,778
Small Cap Dynamic Growth	3,420,729	18,795,726	38,491,060	(4,794,004)	(787,495)	4,668,328	—	—	56,373,615
Small Cap Value	—	44,517,926	—	(39,270,285)	(5,167,962)	(79,679)	—	—	—
Strategic Equity Allocation	44,317,888	893,255,644	—	(109,380,559)	(1,407,932)	79,515,760	—	—	861,982,913
					$(7,060,252)	$208,890,919	$14,485,637	—	$3,869,070,889
Managed Volatility Moderate Portfolio
Blue Chip Growth	801,748	$29,870,414	—	$(2,826,028)	$586,323	$1,649,117	—	—	$29,279,826
Bond	11,143,299	161,390,442	$4,457,219	(17,332,422)	(2,269,346)	5,080,104	$3,495,765	—	151,325,997
Core Bond	4,600,015	56,160,262	298,599	(5,950,743)	(1,031,383)	3,101,438	—	—	52,578,173
Disciplined Value	1,805,393	—	45,434,713	(2,792,302)	(132,040)	873,221	—	—	43,383,592
Emerging Markets Equity	1,940,588	21,265,505	285,826	(3,231,808)	85,220	1,680,339	—	—	20,085,082
Equity Income	—	44,426,347	—	(46,721,441)	6,594,768	(4,299,674)	—	—	—
Fundamental Large Cap Core	847,501	44,395,121	19,906,147	(3,147,107)	999,112	(107,753)	—	—	62,045,520
John Hancock Collateral Trust	917,442	6,943,245	48,580,122	(46,346,087)	(132)	(529)	177,258	—	9,176,619
Mid Cap Growth	770,963	9,240,655	418,955	(983,553)	(38,289)	559,819	—	—	9,197,587
Mid Value	1,123,853	12,172,396	31,875	(140,660)	62,385	(325,536)	—	—	11,800,460
Multifactor Developed International ETF	238,234	9,268,134	382	(1,799,370)	426,104	1,221,965	175,445	—	9,117,215
21

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	315,275	$8,960,851	$406,486	$(1,274,361)	$156,983	$952,918	$88,829	—	$9,202,877
Multifactor Mid Cap ETF	122,767	7,627,402	782	(297,921)	128,243	46,241	33,264	—	7,504,747
Multifactor Small Cap ETF	244,624	6,218,555	3,871,031	(726,343)	348,654	(159,330)	42,804	—	9,552,567
Select Bond	32,213,115	412,288,069	2,254,223	(43,775,574)	(7,525,386)	23,316,046	—	—	386,557,378
Small Cap Dynamic Growth	581,239	4,064,452	5,889,070	(923,938)	(317,502)	866,740	—	—	9,578,822
Small Cap Value	—	8,903,629	—	(7,854,096)	(1,068,594)	19,061	—	—	—
Strategic Equity Allocation	9,362,110	189,212,514	—	(23,876,733)	48,610	16,708,647	—	—	182,093,038
					$(2,946,270)	$51,182,834	$4,013,365	—	$1,002,479,500
Managed Volatility Conservative Portfolio
Blue Chip Growth	210,575	$7,781,835	$427,802	$(1,146,415)	$499,786	$127,186	—	—	$7,690,194
Bond	7,262,534	104,145,774	2,723,408	(10,107,193)	(1,281,592)	3,144,820	$2,265,595	—	98,625,217
Core Bond	2,990,055	36,103,649	177,170	(3,449,508)	(676,312)	2,021,328	—	—	34,176,327
Disciplined Value	518,061	—	12,845,685	(624,323)	(19,107)	246,744	—	—	12,448,999
Emerging Markets Equity	418,231	4,637,007	121,631	(819,202)	(469,130)	858,384	—	—	4,328,690
Equity Income	—	12,924,053	—	(13,580,590)	1,065,530	(408,993)	—	—	—
Fundamental Large Cap Core	198,790	10,796,643	4,490,859	(983,229)	81,447	167,666	—	—	14,553,386
John Hancock Collateral Trust	400,630	2,428,405	10,768,341	(9,188,898)	(181)	(406)	80,088	—	4,007,261
Multifactor Emerging Markets ETF	67,941	1,927,996	166,171	(352,683)	65,557	176,157	19,119	—	1,983,198
Multifactor Mid Cap ETF	111,259	6,980,705	174,220	(535,476)	304,246	(122,432)	30,219	—	6,801,263
Multifactor Small Cap ETF	68,433	5,511,024	271,495	(2,825,692)	499,282	(783,800)	12,028	—	2,672,309
Select Bond	20,946,168	265,308,333	1,191,720	(25,435,584)	(4,737,935)	15,027,482	—	—	251,354,016
Small Cap Dynamic Growth	162,499	—	2,656,949	(276,821)	16,533	281,328	—	—	2,677,989
Strategic Equity Allocation	2,282,611	45,861,179	98,623	(5,701,241)	2,096	4,136,133	—	—	44,396,790
					$(4,649,780)	$24,871,597	$2,407,049	—	$485,715,639
9.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
22

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23 - 26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27 - 29, 2025. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23 - 26, 2025, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

23

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that while each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed, and the Board also considered the impact of overall market conditions on the Funds’ performance.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Managed Volatility Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Fund of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

24

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to the John Hancock underlying portfolios in which the Fund invests (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the
Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;

25

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(2)	Although each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios, and made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

26

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
27

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2024	Fees and Expenses	Comments
Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the one-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
28

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTLSA	6/30
8/25
1115018:0625

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. INGEFP2-998-0825 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.78%	Shares	Value (000)
Information technology 28.43%
Microsoft Corp.	1,034,832	$514,736
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	513,061
NVIDIA Corp.	2,403,112	379,668
Broadcom, Inc.	948,982	261,587
ASML Holding NV (ADR)	147,394	118,120
ASML Holding NV	124,200	99,134
Shopify, Inc., Class A, subordinate voting shares (a)	654,749	75,525
NEC Corp.	2,416,000	70,783
SAP SE	225,367	68,531
Cloudflare, Inc., Class A (a)	336,935	65,982
Synopsys, Inc. (a)	114,153	58,524
Samsung Electronics Co., Ltd.	1,068,680	47,353
Capgemini SE	255,102	43,587
AppLovin Corp., Class A (a)	95,469	33,422
EPAM Systems, Inc. (a)	187,399	33,136
Adobe, Inc. (a)	45,228	17,498
International Business Machines Corp.	48,049	14,164
Keyence Corp.	30,400	12,210
Ubiquiti, Inc.	20,700	8,521
Xero, Ltd. (a)	61,011	7,220
		2,442,762

Financials 16.20%
3i Group PLC	2,750,796	155,566
Visa, Inc., Class A	311,603	110,635
Citigroup, Inc.	1,104,759	94,037
Aon PLC, Class A	244,466	87,216
Fiserv, Inc. (a)	499,162	86,060
Banco Bilbao Vizcaya Argentaria SA	5,017,421	77,159
Prudential PLC	5,689,457	71,271
Societe Generale	1,237,374	70,765
Brookfield Corp., Class A	1,113,070	68,843
AXA SA	1,220,825	59,924
Tradeweb Markets, Inc., Class A	332,600	48,693
Swissquote Group Holding, Ltd.	80,515	45,603
CVC Capital Partners PLC	1,959,718	40,121
Blackstone, Inc.	255,000	38,143
Ameriprise Financial, Inc.	67,606	36,083
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	31,939
Partners Group Holding AG	24,055	31,378
Eurobank Ergasias Services and Holdings SA	8,619,374	29,607
CME Group, Inc., Class A	103,473	28,519
XP, Inc., Class A	1,360,351	27,479
VZ Holding AG	122,172	26,730
Japan Post Insurance Co., Ltd.	1,156,950	26,199
UniCredit SpA	359,971	24,131
Aviva PLC	2,408,746	20,473
CaixaBank SA, non-registered shares	2,148,574	18,612
FinecoBank SpA	635,542	14,101
Skandinaviska Enskilda Banken AB, Class A	608,175	10,613
AIA Group, Ltd.	913,107	8,189
Jackson Financial, Inc., Class A	44,327	3,936
		1,392,025

Industrials 15.26%
Safran SA	544,489	176,957
Comfort Systems USA, Inc.	278,016	149,075
TransDigm Group, Inc.	50,071	76,140
Airbus SE, non-registered shares	364,243	76,055

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BAE Systems PLC	2,424,921	$62,793
Ryanair Holdings PLC (ADR)	1,069,423	61,674
Copart, Inc. (a)	1,011,807	49,649
Howmet Aerospace, Inc.	262,240	48,811
GT Capital Holdings, Inc.	4,680,871	47,698
Saab AB, Class B	797,272	44,461
RELX PLC	721,205	38,975
Crane Co.	204,000	38,738
Siemens AG	150,600	38,611
Honeywell International, Inc.	159,884	37,234
Ingersoll-Rand, Inc.	433,179	36,032
Boeing Co. (The) (a)	159,644	33,450
Hitachi, Ltd.	1,115,800	32,582
Compagnie de Saint-Gobain SA, non-registered shares	270,675	31,769
General Electric Co.	112,142	28,864
Alliance Global Group, Inc.	156,400,700	25,044
ASSA ABLOY AB, Class B	777,100	24,247
Schneider Electric SE	88,500	23,539
Core & Main, Inc., Class A (a)	303,180	18,297
Carrier Global Corp.	242,000	17,712
ITOCHU Corp.	312,960	16,421
Kongsberg Gruppen ASA	404,170	15,673
DSV A/S	59,397	14,273
RS Group PLC	1,745,907	13,768
ATI, Inc. (a)	152,323	13,152
Recruit Holdings Co., Ltd.	167,400	9,922
Daikin Industries, Ltd.	76,900	9,091
		1,310,707

Consumer discretionary 14.61%
Amazon.com, Inc. (a)	518,956	113,854
Chipotle Mexican Grill, Inc. (a)	1,878,200	105,461
Prosus NV, Class N	1,846,586	103,256
MercadoLibre, Inc. (a)	39,062	102,094
Booking Holdings, Inc.	15,225	88,141
Renault SA	1,688,781	77,841
Compagnie Financiere Richemont SA, Class A	338,392	63,738
Starbucks Corp.	616,040	56,448
Trip.com Group, Ltd. (ADR)	932,676	54,692
MGM China Holdings, Ltd.	28,793,200	47,243
Sanrio Co., Ltd.	950,000	45,968
Entain PLC	3,341,847	41,331
InterContinental Hotels Group PLC	360,000	41,035
LKQ Corp.	1,041,420	38,543
Flutter Entertainment PLC (a)	126,797	36,233
LVMH Moet Hennessy-Louis Vuitton SE	64,729	33,900
Moncler SpA	527,245	30,053
Inchcape PLC	2,991,192	29,808
Ferrari NV (EUR denominated)	51,774	25,377
Restaurant Brands International, Inc. (CAD denominated)	318,949	21,157
Toll Brothers, Inc.	167,692	19,139
Wynn Macau, Ltd.	21,430,000	14,796
YUM! Brands, Inc.	94,493	14,002
Alibaba Group Holding, Ltd. (ADR)	98,929	11,219
Industria de Diseno Textil SA	209,813	10,919
Global-E Online, Ltd. (a)	300,000	10,062
Tesla, Inc. (a)	29,759	9,453
Hyundai Motor Co.	61,211	9,230
		1,254,993

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.77%
Eli Lilly and Co.	205,754	$160,391
Vertex Pharmaceuticals, Inc. (a)	247,071	109,996
Novo Nordisk AS, Class B	984,147	68,306
Sanofi	640,801	62,055
Argenx SE (ADR) (a)	97,099	53,523
Regeneron Pharmaceuticals, Inc.	83,600	43,890
Cigna Group (The)	132,736	43,880
Alnylam Pharmaceuticals, Inc. (a)	123,340	40,220
Pfizer, Inc.	1,418,993	34,396
Centene Corp. (a)	580,852	31,529
EssilorLuxottica SA	91,606	25,131
UnitedHealth Group, Inc.	70,900	22,119
Siemens Healthineers AG	345,670	19,162
Bayer AG	537,074	16,154
Thermo Fisher Scientific, Inc.	32,200	13,056
Pro Medicus, Ltd.	48,121	9,029
Viatris, Inc.	110,678	988
Euroapi SA (a)(b)	5,869	20
		753,845

Communication services 6.37%
Meta Platforms, Inc., Class A	242,200	178,765
Alphabet, Inc., Class A	881,162	155,287
Spotify Technology SA (a)	97,672	74,948
Publicis Groupe SA	408,300	46,018
Nintendo Co., Ltd.	376,100	36,251
Bharti Airtel, Ltd.	868,779	20,358
Tencent Holdings, Ltd.	297,100	19,037
CTS Eventim AG & Co. KGaA	135,001	16,761
		547,425

Consumer staples 3.17%
Dollar General Corp.	408,173	46,687
British American Tobacco PLC	863,200	41,032
Costco Wholesale Corp.	35,210	34,856
Carrefour SA, non-registered shares	2,201,230	31,037
Philip Morris International, Inc.	167,000	30,416
Monster Beverage Corp. (a)	440,000	27,562
Nestle SA	261,067	25,937
Pernod Ricard SA	192,833	19,217
Loblaw Companies, Ltd.	93,102	15,400
		272,144

Energy 2.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,940,000	60,974
TotalEnergies SE	679,182	41,682
Tourmaline Oil Corp.	612,792	29,565
NAC Kazatomprom JSC (GDR)	585,731	25,304
Reliance Industries, Ltd.	1,105,000	19,335
Schlumberger NV	406,169	13,729
		190,589

Materials 2.13%
Linde PLC	214,708	100,737
Amcor PLC (CDI)	3,567,000	33,336

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	1,128,850	$20,053
LyondellBasell Industries NV	250,227	14,478
Lynas Rare Earths, Ltd. (a)	2,549,209	14,445
		183,049

Utilities 0.52%
Torrent Power, Ltd.	1,918,769	32,836
FirstEnergy Corp.	286,296	11,526
		44,362

Real estate 0.10%
Mirvac Group REIT	5,948,947	8,614
Total common stocks (cost: $4,866,714,000)		8,400,515
Preferred securities 0.19%
Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	460,450	16,888
Total preferred securities (cost: $12,816,000)		16,888
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)(d)	2,375,659	237,566
Total short-term securities (cost: $237,553,000)		237,566
Total investment securities 100.74% (cost: $5,117,083,000)		8,654,969
Other assets less liabilities (0.74)%		(63,517)
Net assets 100.00%		$8,591,452
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)	$283,574	$775,998	$821,926	$(41)	$(39)	$237,566	$5,913

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $11,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars

CDI = CREST Depository Interest
EUR = Euros

GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	4

Global Small Capitalization Fund
Investment portfolio June 30, 2025unaudited

Common stocks 94.90%	Shares	Value (000)
Industrials 22.49%
Cleanaway Waste Management, Ltd.	16,692,698	$29,883
International Container Terminal Services, Inc.	3,892,880	28,404
Takasago Thermal Engineering Co., Ltd.	550,274	27,081
UL Solutions, Inc., Class A	357,358	26,037
CBIZ, Inc. (a)	360,344	25,840
ATI, Inc. (a)	273,691	23,630
Diploma PLC	348,043	23,352
Trelleborg AB, Class B	614,656	22,875
Qantas Airways, Ltd.	3,113,684	22,009
Adecco Group AG	726,245	21,583
Nexans SA	165,102	21,568
VSE Corp.	161,862	21,201
Comfort Systems USA, Inc.	31,592	16,940
Inox Wind, Ltd. (a)	8,025,554	16,409
Carel Industries SpA	596,421	15,878
Rumo SA	4,466,646	15,234
LS Electric Co., Ltd.	68,327	15,138
Casella Waste Systems, Inc., Class A (a)	128,613	14,839
Sinfonia Technology Co., Ltd.	218,586	14,815
Air Lease Corp., Class A	250,000	14,622
REV Group, Inc.	291,763	13,885
Hensoldt AG	117,338	13,462
RENK Group AG	157,353	12,578
Kandenko Co., Ltd.	530,900	12,288
Godrej Industries, Ltd. (a)	802,102	11,655
ICF International, Inc.	120,109	10,174
Alaska Air Group, Inc. (a)	200,000	9,896
Howden Joinery Group PLC	831,191	9,766
IMCD NV	71,833	9,650
First Advantage Corp. (a)	578,142	9,603
Applied Industrial Technologies, Inc.	39,533	9,189
dormakaba Holding AG	9,722	8,883
Addtech AB, Class B	245,222	8,346
Visional, Inc. (a)	105,238	8,119
XPO, Inc. (a)	63,304	7,995
Engcon AB, Class B	770,224	7,343
Reliance Worldwide Corp., Ltd.	2,633,607	7,107
Tetra Tech, Inc.	197,183	7,091
Beijer Ref AB, Class B	445,805	7,037
Bombardier, Inc., Class B (a)	75,000	6,534
Localiza Rent a Car SA, ordinary nominative shares	855,885	6,383
SPIE SA	111,728	6,278
Georg Fischer AG	69,127	5,650
CSW Industrials, Inc.	19,652	5,637
Trex Co., Inc. (a)	102,977	5,600
Byrna Technologies, Inc. (a)	166,228	5,133
Kurita Water Industries, Ltd.	125,000	4,946
SATS, Ltd.	2,022,100	4,835
Matson, Inc.	41,560	4,628
AZEK Co., Inc. (The), Class A (a)	81,825	4,447
WESCO International, Inc.	20,529	3,802
IndiaMart InterMesh, Ltd.	122,889	3,723
KEI Industries, Ltd.	84,089	3,719
Wizz Air Holdings PLC (a)(b)	221,203	3,310
Sterling Infrastructure, Inc. (a)	13,897	3,206
Voyager Technologies, Inc., Class A (a)(b)	61,500	2,414
Herc Holdings, Inc.	15,514	2,043
Delhivery, Ltd. (a)	433,780	1,936

5	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mueller Industries, Inc.	23,732	$1,886
THK Co., Ltd.	64,800	1,736
McGrath RentCorp	4,336	503
		689,754

Financials 15.43%
Cholamandalam Investment and Finance Co., Ltd.	1,955,819	37,128
Eurobank Ergasias Services and Holdings SA	9,230,606	31,706
Glacier Bancorp, Inc.	675,237	29,089
HDFC Asset Management Co., Ltd.	480,000	29,059
Vontobel Holding AG	354,868	28,669
Stifel Financial Corp.	269,807	28,001
SLM Corp.	824,188	27,025
Max Financial Services, Ltd. (a)	982,332	18,867
Baldwin Insurance Group, Inc. (The), Class A (a)	436,452	18,684
IIFL Finance, Ltd. (a)	3,028,075	16,692
Janus Henderson Group PLC	422,023	16,391
SiriusPoint, Ltd. (a)	700,000	14,273
Lazard, Inc., Class A	297,467	14,272
Porto Seguro SA	1,400,932	14,233
Home BancShares, Inc.	495,420	14,100
Pluxee NV	642,301	13,989
Asia Commercial Joint Stock Bank	13,830,250	11,278
Banco del Bajio, SA	4,062,979	9,819
SouthState Corp.	102,954	9,475
Essent Group, Ltd.	150,000	9,109
First American Financial Corp.	143,871	8,832
Patria Investments, Ltd., Class A	537,189	7,553
360 ONE WAM, Ltd.	469,058	6,533
EFG International AG	334,117	6,190
Discovery, Ltd.	483,482	5,866
Sprott, Inc.	82,833	5,726
CVB Financial Corp.	288,772	5,715
Bridgepoint Group PLC	1,232,030	5,256
Kyoto Financial Group, Inc.	263,300	4,721
PJT Partners, Inc., Class A	28,318	4,673
Root, Inc., Class A (a)	35,560	4,551
JB Financial Group Co., Ltd.	294,756	4,488
Haci Omer Sabanci Holding AS	1,751,573	3,944
FirstCash Holdings, Inc.	25,763	3,482
Capitec Bank Holdings, Ltd.	11,138	2,234
BNK Financial Group, Inc.	173,416	1,600
		473,223

Information technology 13.18%
Allegro MicroSystems, Inc. (a)	1,164,843	39,826
PAR Technology Corp. (a)(c)	325,484	22,579
PAR Technology Corp. (a)	155,085	10,758
MACOM Technology Solutions Holdings, Inc. (a)	225,450	32,305
King Slide Works Co., Ltd.	361,784	25,203
Silicon Laboratories, Inc. (a)	161,697	23,828
Pegasystems, Inc.	359,598	19,465
Kokusai Electric Corp.	802,379	19,318
Q2 Holdings, Inc. (a)	198,415	18,570
Credo Technology Group Holding, Ltd. (a)	194,072	17,969
Semtech Corp. (a)	356,911	16,111
eMemory Technology, Inc.	168,430	13,607
Lumentum Holdings, Inc. (a)	137,966	13,115
Insight Enterprises, Inc. (a)	84,243	11,633

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Riken Keiki Co., Ltd.	543,100	$11,408
Klaviyo, Inc., Class A (a)	328,169	11,020
Maruwa Co., Ltd.	38,254	10,982
Alphawave IP Group PLC (a)	3,569,476	8,535
Tokyo Seimitsu Co., Ltd.	124,023	8,279
Ncino, Inc. (a)	269,841	7,547
Fabrinet, non-registered shares (a)	25,161	7,414
Unity Software, Inc. (a)	302,073	7,310
Lattice Semiconductor Corp. (a)	139,780	6,848
Topicus.com, Inc., subordinate voting shares (a)	51,481	6,450
Confluent, Inc., Class A (a)	235,033	5,859
MKS, Inc.	56,170	5,581
Softcat PLC	211,275	4,979
HPSP Co., Ltd.	182,260	3,748
Cellebrite DI, Ltd. (a)	194,979	3,120
Hexaware Technologies, Ltd.	265,045	2,629
Blockchain Group (The) (a)(b)	490,674	2,491
ASMPT, Ltd.	316,400	2,320
MongoDB, Inc., Class A (a)	10,484	2,201
Silvaco Group, Inc. (a)(b)	163,728	773
Yotpo, Ltd. (a)(c)(d)	678,736	428
		404,209

Consumer discretionary 12.48%
Entain PLC	3,136,472	38,791
DraftKings, Inc., Class A (a)	657,778	28,212
Thor Industries, Inc.	281,786	25,025
Sega Sammy Holdings, Inc.	918,700	22,042
Genius Sports, Ltd. (a)	1,640,078	17,057
TopBuild Corp. (a)	52,196	16,898
Light & Wonder, Inc. (a)	97,580	9,393
Light & Wonder, Inc. Chess Depository Receipt (a)	75,431	7,319
Inchcape PLC	1,658,830	16,531
Food & Life Cos., Ltd.	315,200	15,354
Wyndham Hotels & Resorts, Inc.	180,987	14,698
CAVA Group, Inc. (a)	172,411	14,522
Guzman y Gomez, Ltd. (a)	626,907	11,672
Champion Homes, Inc. (a)	181,982	11,394
Acushnet Holdings Corp.	150,000	10,923
Ollie’s Bargain Outlet Holdings, Inc. (a)	78,598	10,358
Grand Canyon Education, Inc. (a)	50,511	9,547
Boot Barn Holdings, Inc. (a)	60,630	9,216
Lottomatica Group SpA	324,745	9,012
Sanrio Co., Ltd.	150,500	7,282
Patrick Industries, Inc.	73,088	6,744
tonies SE, Class A (a)	960,519	6,743
MRF, Ltd.	4,006	6,650
Steven Madden, Ltd.	270,679	6,491
Camping World Holdings, Inc., Class A	363,746	6,253
Aditya Vision, Ltd.	1,409,045	6,129
Yonex Co., Ltd.	300,000	6,041
Tube Investments of India, Ltd.	166,232	6,026
Five Below, Inc. (a)	41,947	5,503
Cairn Homes PLC (EUR denominated)	2,026,044	5,119
Zalando SE, non-registered shares (a)	142,442	4,690
Smartfit Escola de Ginastica e Danca SA	980,320	4,482

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Shoei Co., Ltd.	320,200	$3,869
Victoria’s Secret & Co. (a)	137,388	2,544
EIH, Ltd.	29,163	126
		382,656

Health care 11.54%
Insulet Corp. (a)	138,345	43,465
Masimo Corp. (a)	176,106	29,625
DiaSorin Italia SpA	218,636	23,400
Ensign Group, Inc. (The)	131,436	20,275
Max Healthcare Institute, Ltd.	1,220,256	18,156
Carl Zeiss Meditec AG, non-registered shares (b)	236,775	15,898
Vimian Group AB (publ) (a)(b)	3,741,179	15,818
IDEAYA Biosciences, Inc. (a)	683,100	14,359
Glenmark Pharmaceuticals, Ltd.	653,989	13,374
Ambu AS, Class B, non-registered shares	799,520	12,547
Addus HomeCare Corp. (a)	105,462	12,148
BridgeBio Pharma, Inc. (a)	266,511	11,508
Asker Healthcare Group AB (a)	964,065	11,107
CONMED Corp.	189,210	9,854
Encompass Health Corp.	78,343	9,607
Haemonetics Corp. (a)	124,768	9,309
iRhythm Technologies, Inc. (a)	49,337	7,596
Aster DM Healthcare, Ltd.	1,089,547	7,573
Kymera Therapeutics, Inc. (a)	149,795	6,537
Indegene, Ltd.	965,116	6,467
Denali Therapeutics, Inc. (a)	454,147	6,354
Integer Holdings Corp. (a)	50,070	6,157
Bio-Techne Corp.	117,228	6,031
Vaxcyte, Inc. (a)	180,439	5,866
Dr. Lal PathLabs, Ltd.	151,312	4,934
AddLife AB, Class B	241,770	4,822
Vericel Corp. (a)	97,455	4,147
Establishment Labs Holdings, Inc. (a)(b)	92,322	3,943
Enliven Therapeutics, Inc. (a)(b)	149,388	2,997
Prestige Consumer Healthcare, Inc. (a)	32,983	2,634
Angelalign Technology, Inc.	318,348	2,293
Zealand Pharma AS (a)(b)	39,000	2,184
Bachem Holding AG (b)	24,766	1,810
Biohaven, Ltd. (a)	62,303	879
		353,674

Materials 5.92%
Materion Corp.	255,673	20,293
Knife River Corp. (a)	242,566	19,803
Resonac Holdings Co., Ltd.	827,000	19,233
Sumitomo Bakelite Co., Ltd.	639,359	18,510
Celanese Corp.	294,262	16,281
Lundin Gold, Inc.	300,000	15,840
Lundin Mining Corp.	1,000,000	10,516
Huhtamaki OYJ	276,021	9,845
Dyno Nobel, Ltd.	5,276,174	9,341
LANXESS AG	241,395	7,183
Acerinox, SA	507,145	6,464
Osaka Soda Co., Ltd.	384,900	4,803
Verallia SAS	140,206	4,657
Cabot Corp.	48,229	3,617
Arkema SA	43,503	3,205
Vicat SACA	40,492	2,805

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Umicore SA	181,924	$2,674
ASP Isotopes, Inc. (a)(b)	344,175	2,533
NV Bekaert SA	53,808	2,222
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,552
		181,377

Communication services 4.39%
Magnite, Inc. (a)	1,533,111	36,979
Nippon Television Holdings, Inc.	1,086,100	25,236
Indosat Tbk PT	135,085,677	17,390
Springer Nature AG & Co. KGaA, non-registered shares	609,415	13,395
Rightmove PLC	1,209,594	13,094
New York Times Co., Class A	175,000	9,796
Lionsgate Studios Corp. (a)	1,051,920	6,112
Future PLC	515,448	5,158
JCDecaux SE	183,003	3,341
Starz Entertainment Corp. (a)	151,869	2,441
Bharti Hexacom, Ltd.	68,127	1,551
		134,493

Real estate 2.58%
Embassy Office Parks REIT	5,208,572	23,656
Charter Hall Group REIT	1,663,583	21,011
Lodha Developers, Ltd.	442,564	7,143
UMH Properties, Inc. REIT	410,600	6,894
St. Joe Co.	124,878	5,956
Mindspace Business Parks REIT	1,250,000	5,831
Corp. Inmobiliaria Vesta, SAB de CV (b)	1,900,000	5,222
Altus Group, Ltd.	89,910	3,479
		79,192

Consumer staples 2.50%
Raia Drogasil SA, ordinary nominative shares	7,178,745	19,978
Universal Robina Corp.	11,735,715	18,657
BBB Foods, Inc., Class A (a)	669,472	18,585
Lamb Weston Holdings, Inc.	170,000	8,814
Apotea Sverige AB (a)	845,173	7,879
e.l.f. Beauty, Inc. (a)	22,848	2,843
		76,756

Energy 2.48%
Weatherford International	512,177	25,768
NuVista Energy, Ltd. (a)	1,249,839	13,749
CNX Resources Corp. (a)	350,000	11,788
Vista Energy, SAB de CV, Class A (ADR) (a)	202,376	9,676
Aegis Logistics Ltd.	790,464	7,151
Aegis Vopak Terminals, Ltd. (a)	711,249	2,035
Aegis Vopak Terminals, Ltd. (a)(e)	241,762	692
NexGen Energy, Ltd. (a)	380,341	2,639
Denison Mines Corp. (a)	1,375,744	2,515
		76,013

Utilities 1.91%
Neoenergia SA	4,000,086	18,819
Black Hills Corp.	197,486	11,079

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Talen Energy Corp. (a)	36,428	$10,592
SembCorp Industries, Ltd.	1,536,800	8,279
Nippon Gas Co., Ltd.	411,600	7,577
ACEN Corp.	50,415,592	2,318
		58,664
Total common stocks (cost: $2,104,018,000)		2,910,011
Preferred securities 0.77%
Information technology 0.47%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	11,470
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	1,360
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	181
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	173
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	116
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	56
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	48
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	27
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	21
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	1,070
		14,522

Financials 0.30%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	641,250	9,138
Total preferred securities (cost: $28,669,000)		23,660
Convertible stocks 0.43%
Materials 0.43%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	406,409	13,046
Total convertible stocks (cost: $12,428,000)		13,046
Convertible bonds & notes 0.13%	Principal amount (000)
Information technology 0.13%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD600	908
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028	3,235	833
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	8,923	2,298
Total convertible bonds & notes (cost: $4,448,000)		4,039
Short-term securities 5.28%	Shares
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)(g)	1,423,124	142,312

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 4.35% (f)(g)(h)	138,096	$13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	5,832,209	5,832
		19,642
Total short-term securities (cost: $161,942,000)		161,954
Total investment securities 101.51% (cost: $2,311,505,000)		3,112,710
Other assets less liabilities (1.51)%		(46,233)
Net assets 100.00%		$3,066,477
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(i)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 5.09%
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)	16,001	418,610	292,289	(20)	10	142,312	2,399
Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund 4.35% (f)(h)	19,927		6,117 (j)			13,810	— (k)
Total short-term securities						156,122
Total 5.09%				$2,156	$(12,779)	$156,122	$2,399

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp. (a)	3/8/2024	$12,580	$22,579	0.74%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	11,470	0.37
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	1,360	0.05
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	428	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	181	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	173	0.01
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	116	0.00 (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	56	0.00 (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	48	0.00 (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	27	0.00 (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	21	0.00 (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	1,070	0.03
Total		$39,671	$37,529	1.22%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $21,033,000, which represented 0.69% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $37,529,000, which represented 1.22% of the net assets of the fund.

(d)	Value determined using significant unobservable inputs.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $692,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.18%	Shares	Value (000)
Information technology 27.11%
NVIDIA Corp.	16,406,398	$2,592,047
Microsoft Corp.	4,808,489	2,391,790
Broadcom, Inc.	7,732,511	2,131,467
Cloudflare, Inc., Class A (a)	4,644,781	909,587
Shopify, Inc., Class A, subordinate voting shares (a)	7,554,237	871,381
MicroStrategy, Inc., Class A (a)	1,507,861	609,523
Micron Technology, Inc.	4,702,712	579,609
Taiwan Semiconductor Manufacturing Co., Ltd.	10,759,000	390,406
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	84,037
Apple, Inc.	2,252,048	462,053
Salesforce, Inc.	1,191,227	324,836
Constellation Software, Inc.	87,642	321,361
Adobe, Inc. (a)	740,568	286,511
Synopsys, Inc. (a)	548,921	281,421
SK hynix, Inc.	1,164,664	251,987
Motorola Solutions, Inc.	392,000	164,820
ASML Holding NV (ADR)	159,102	127,502
ASML Holding NV	25,261	20,163
KLA Corp.	145,050	129,927
Oracle Corp.	588,434	128,649
Unity Software, Inc. (a)	5,288,825	127,990
Palantir Technologies, Inc., Class A (a)	809,801	110,392
AppLovin Corp., Class A (a)	270,000	94,522
Datadog, Inc., Class A (a)	649,685	87,272
DocuSign, Inc. (a)	922,000	71,815
ARM Holdings PLC (ADR) (a)(b)	437,756	70,803
Intel Corp.	2,250,000	50,400
RingCentral, Inc., Class A (a)	1,465,500	41,547
Atlassian Corp., Class A (a)	175,462	35,635
ServiceNow, Inc. (a)	31,490	32,374
Fair Isaac Corp. (a)	16,963	31,008
ASM International NV	41,358	26,473
Accenture PLC, Class A	74,063	22,137
Applied Materials, Inc.	102,877	18,834
MKS, Inc.	101,047	10,040
HubSpot, Inc. (a)	14,369	7,998
Stripe, Inc., Class B (a)(c)(d)	168,598	5,985
		13,904,302

Communication services 19.98%
Meta Platforms, Inc., Class A	6,460,365	4,768,331
Netflix, Inc. (a)	1,675,116	2,243,198
Alphabet, Inc., Class C	6,355,470	1,127,397
Alphabet, Inc., Class A	5,364,896	945,455
Charter Communications, Inc., Class A (a)	752,094	307,464
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	236,368
ROBLOX Corp., Class A (a)	1,951,083	205,254
Live Nation Entertainment, Inc. (a)	1,297,347	196,263
Take-Two Interactive Software, Inc. (a)	355,373	86,302
Comcast Corp., Class A	1,343,725	47,957
Nintendo Co., Ltd.	411,400	39,653
T-Mobile US, Inc.	99,374	23,677
Pinterest, Inc., Class A (a)	352,109	12,627
Frontier Communications Parent, Inc. (a)	244,130	8,886
		10,248,832

Consumer discretionary 13.76%
Tesla, Inc. (a)	7,509,093	2,385,339
Amazon.com, Inc. (a)	5,592,177	1,226,868

13	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	2,278,615	$713,525
DoorDash, Inc., Class A (a)	1,700,000	419,067
Chipotle Mexican Grill, Inc. (a)	5,026,162	282,219
NIKE, Inc., Class B	3,183,461	226,153
Tractor Supply Co.	3,325,000	175,460
Hermes International	61,000	165,195
Aramark	3,218,114	134,742
Burlington Stores, Inc. (a)	571,948	133,058
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	123,606
Booking Holdings, Inc.	21,261	123,085
Home Depot, Inc.	315,781	115,778
Duolingo, Inc., Class A (a)	267,716	109,769
Flutter Entertainment PLC (a)	330,165	94,348
Rivian Automotive, Inc., Class A (a)(b)	5,693,160	78,224
Wayfair, Inc., Class A (a)	1,406,061	71,906
Service Corp. International	848,647	69,080
D.R. Horton, Inc.	478,018	61,626
Amadeus IT Group SA, Class A, non-registered shares	661,683	55,714
Starbucks Corp.	443,476	40,636
DraftKings, Inc., Class A (a)	908,357	38,959
YUM! Brands, Inc.	246,744	36,563
Floor & Decor Holdings, Inc., Class A (a)	437,000	33,194
Five Below, Inc. (a)	252,000	33,057
Churchill Downs, Inc.	295,641	29,860
Marriott International, Inc., Class A	56,000	15,300
Polaris, Inc.	371,000	15,081
TopBuild Corp. (a)	40,220	13,021
YETI Holdings, Inc. (a)	325,329	10,254
Caesars Entertainment, Inc. (a)	356,300	10,115
Hilton Worldwide Holdings, Inc.	36,119	9,620
Helen of Troy, Ltd. (a)	269,597	7,651
		7,058,073

Health care 11.06%
Intuitive Surgical, Inc. (a)	1,991,933	1,082,437
Eli Lilly and Co.	922,850	719,389
Vertex Pharmaceuticals, Inc. (a)	1,490,615	663,622
Alnylam Pharmaceuticals, Inc. (a)	1,686,200	549,853
UnitedHealth Group, Inc.	930,678	290,344
Boston Scientific Corp. (a)	2,547,986	273,679
HCA Healthcare, Inc.	627,846	240,528
Thermo Fisher Scientific, Inc.	472,926	191,753
Hims & Hers Health, Inc., Class A (a)	2,848,145	141,980
Illumina, Inc. (a)	1,344,976	128,324
Regeneron Pharmaceuticals, Inc.	231,073	121,313
Centene Corp. (a)	2,053,544	111,466
Bristol-Myers Squibb Co.	1,979,253	91,620
Guardant Health, Inc. (a)	1,705,050	88,731
Insmed, Inc. (a)	796,167	80,126
Ascendis Pharma AS (ADR) (a)	444,896	76,789
Mettler-Toledo International, Inc. (a)	62,042	72,882
Align Technology, Inc. (a)	369,578	69,972
Danaher Corp.	340,644	67,291
Ionis Pharmaceuticals, Inc. (a)	1,674,900	66,175
Novo Nordisk AS, Class B	917,755	63,698
Exact Sciences Corp. (a)	1,192,321	63,360
EssilorLuxottica SA	229,003	62,826
BioNTech SE (ADR) (a)(b)	562,734	59,914
Abbott Laboratories	371,669	50,551
Molina Healthcare, Inc. (a)	161,327	48,059

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
AstraZeneca PLC	343,952	$47,779
Royalty Pharma PLC, Class A	955,185	34,415
Veeva Systems, Inc., Class A (a)	87,585	25,223
IQVIA Holdings, Inc. (a)	105,500	16,626
CRISPR Therapeutics AG (a)(b)	334,619	16,276
Amgen, Inc.	55,569	15,515
Elevance Health, Inc.	26,768	10,412
QIAGEN NV	215,885	10,375
Verily Life Sciences, LLC (a)(c)(d)	300,178	9,825
Sarepta Therapeutics, Inc. (a)	498,337	8,521
		5,671,649

Industrials 10.54%
TransDigm Group, Inc.	716,472	1,089,496
General Electric Co.	1,544,121	397,441
Quanta Services, Inc.	987,626	373,402
Uber Technologies, Inc. (a)	3,500,000	326,550
Axon Enterprise, Inc. (a)	366,366	303,329
United Rentals, Inc.	343,479	258,777
Ingersoll-Rand, Inc.	2,632,733	218,991
GE Vernova, Inc.	384,741	203,586
United Airlines Holdings, Inc. (a)	2,300,410	183,182
ATI, Inc. (a)	2,086,140	180,117
Dayforce, Inc. (a)	3,030,416	167,855
Republic Services, Inc.	664,509	163,875
Equifax, Inc.	626,858	162,588
Boeing Co. (The) (a)	684,135	143,347
FTAI Aviation, Ltd.	1,094,574	125,920
Copart, Inc. (a)	2,348,144	115,223
Northrop Grumman Corp.	202,123	101,057
Airbus SE, non-registered shares	426,445	89,043
Ryanair Holdings PLC (ADR)	1,404,492	80,997
Ryanair Holdings PLC	96,554	2,732
Rocket Lab Corp. (a)(b)	2,320,675	83,011
Casella Waste Systems, Inc., Class A (a)	701,174	80,901
Old Dominion Freight Line, Inc.	490,000	79,527
Willscot Holdings Corp., Class A	2,545,837	69,756
Carrier Global Corp.	739,587	54,130
ITT, Inc.	343,000	53,793
Saia, Inc. (a)	192,280	52,683
Honeywell International, Inc.	204,196	47,553
HEICO Corp.	137,622	45,140
Bombardier, Inc., Class B (a)	518,058	45,135
XPO, Inc. (a)	263,564	33,286
Lennox International, Inc.	43,370	24,861
Safran SA	49,416	16,060
FedEx Corp.	68,327	15,531
Tetra Tech, Inc.	342,234	12,307
Einride AB (a)(c)(d)	78,648	2,633
		5,403,815

Financials 7.98%
Visa, Inc., Class A	2,685,292	953,413
Bank of America Corp.	7,760,600	367,232
Fiserv, Inc. (a)	1,979,966	341,366
Toast, Inc., Class A (a)	7,274,350	322,181
Mastercard, Inc., Class A	492,848	276,951
KKR & Co., Inc.	2,009,945	267,383
Affirm Holdings, Inc., Class A (a)	3,595,701	248,607

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Apollo Asset Management, Inc.	1,370,731	$194,466
Brookfield Corp., Class A	2,314,781	143,169
Capital One Financial Corp.	632,231	134,513
Blackstone, Inc.	802,515	120,040
Blue Owl Capital, Inc., Class A	4,832,647	92,835
Progressive Corp.	307,337	82,016
Block, Inc., Class A (a)	1,119,780	76,067
UBS Group AG	2,174,000	73,567
Ryan Specialty Holdings, Inc., Class A	1,007,426	68,495
First Citizens BancShares, Inc., Class A	31,833	62,280
Marsh & McLennan Cos., Inc.	275,836	60,309
Ares Management Corp., Class A	346,466	60,008
Truist Financial Corp.	1,350,366	58,052
Intercontinental Exchange, Inc.	176,208	32,329
Aon PLC, Class A	57,337	20,455
Kinsale Capital Group, Inc.	34,500	16,694
Arch Capital Group, Ltd.	159,854	14,555
Coinbase Global, Inc., Class A (a)	21,116	7,401
		4,094,384

Consumer staples 2.05%
Performance Food Group Co. (a)	3,559,500	311,350
Costco Wholesale Corp.	303,405	300,353
Dollar General Corp.	665,684	76,141
Mondelez International, Inc., Class A	861,831	58,122
Bunge Global SA	679,809	54,575
Philip Morris International, Inc.	298,723	54,406
Constellation Brands, Inc., Class A	325,000	52,871
Church & Dwight Co., Inc.	483,136	46,434
Dollar Tree Stores, Inc. (a)	372,328	36,875
Keurig Dr Pepper, Inc.	903,000	29,853
Estee Lauder Cos., Inc. (The), Class A	350,812	28,346
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	2,671
		1,051,997

Energy 1.98%
EOG Resources, Inc.	2,848,235	340,677
MEG Energy Corp.	8,273,055	156,318
Baker Hughes Co., Class A	3,500,000	134,190
Cenovus Energy, Inc. (CAD denominated)	6,693,761	91,085
TechnipFMC PLC	2,000,000	68,880
Canadian Natural Resources, Ltd. (CAD denominated)	2,160,826	67,915
Diamondback Energy, Inc.	325,000	44,655
EQT Corp.	701,954	40,938
Tourmaline Oil Corp.	596,759	28,792
Schlumberger NV	662,103	22,379
ConocoPhillips	225,174	20,207
		1,016,036

Materials 1.42%
Wheaton Precious Metals Corp.	2,574,257	231,168
Grupo Mexico, SAB de CV, Series B	19,156,155	116,032
Royal Gold, Inc.	551,247	98,034
Albemarle Corp.	1,072,000	67,182
Linde PLC	122,857	57,642
Franco-Nevada Corp. (CAD denominated)	323,280	53,076

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
LyondellBasell Industries NV	856,344	$49,548
Sherwin-Williams Co.	98,004	33,651
Glencore PLC	5,275,000	20,535
		726,868

Utilities 0.70%
Constellation Energy Corp.	894,062	288,568
PG&E Corp.	4,145,582	57,789
Southern Co. (The)	127,300	11,690
		358,047

Real estate 0.60%
CoStar Group, Inc. (a)	2,099,529	168,802
Zillow Group, Inc., Class C, nonvoting shares (a)	2,008,084	140,666
		309,468
Total common stocks (cost: $20,717,415,000)		49,843,471
Preferred securities 0.29%
Information technology 0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	98,099
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	1,869
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	2,056
		141,620

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(c)(d)	154,765	5,182
Total preferred securities (cost: $96,054,000)		146,802
Rights & warrants 0.04%
Information technology 0.04%
Openai Global, LLC, rights (a)(c)(d)	13,740,540	22,672
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $13,741,000)		22,672
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	4,131

Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)(d)	809,003	566
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)(d)	171,920	120
Total convertible stocks (cost: $18,269,000)		4,817

17	American Funds Insurance Series

Growth Fund (continued)
Short-term securities 3.06%	Shares	Value (000)
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)(h)	14,433,847	$1,443,384

Money market investments purchased with collateral from securities on loan 0.25%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(i)	126,327,908	126,327
Total short-term securities (cost: $1,569,522,000)		1,569,711
Total investment securities 100.58% (cost: $22,415,001,000)		51,587,473
Other assets less liabilities (0.58)%		(297,705)
Net assets 100.00%		$51,289,768
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)	$1,045,665	$3,192,626	$2,794,827	$(73)	$(7)	$1,443,384	$28,944
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (g)	4,032		4,032 (j)			—	— (k)
Total 2.81%				$(73)	$(7)	$1,443,384	$28,944

American Funds Insurance Series	18

Growth Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	$55,637	$98,099	0.19%
Stripe, Inc., Class B (a)(c)	5/6/2021	6,766	5,985	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	1,869	0.01
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,305	0.01
Openai Global, LLC, rights (a)(c)	9/30/2024	13,741	22,672	0.04
Verily Life Sciences, LLC (a)(c)	12/21/2018	37,000	9,825	0.02
Einride AB, Series C, preferred shares (a)(c)	11/23/2022-8/1/2024	5,262	5,182	0.01
Einride AB (a)(c)	2/1/2023	2,674	2,633	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	2,671	0.00 (l)
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	2,056	0.00 (l)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)	12/14/2023	1,382	566	0.00 (l)
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)	10/22/2021	10,452	120	0.00 (l)
Total		$187,070	$191,274	0.37%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $137,026,000, which represented 0.27% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $191,274,000, which represented 0.37% of the net assets of the fund.

(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,671,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2025.
(h)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.66%	Shares	Value (000)
Industrials 18.27%
Airbus SE, non-registered shares	1,175,038	$245,352
Recruit Holdings Co., Ltd.	2,441,206	144,687
Rolls-Royce Holdings PLC	9,280,451	123,261
MTU Aero Engines AG	229,720	102,070
Siemens AG	342,280	87,754
Techtronic Industries Co., Ltd.	6,692,500	73,575
Melrose Industries PLC	9,427,170	68,687
Volvo AB, Class B	2,202,525	61,786
DSV A/S	196,029	47,106
Diploma PLC	649,753	43,595
Rumo SA	11,921,504	40,659
Localiza Rent a Car SA, ordinary nominative shares	5,037,704	37,571
Daikin Industries, Ltd.	284,574	33,644
Schneider Electric SE	123,293	32,794
Hitachi, Ltd.	1,041,000	30,397
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	19,411
AtkinsRealis Group, Inc.	263,382	18,473
Safran SA	56,700	18,427
Marubeni Corp.	835,500	16,901
Experian PLC	312,810	16,110
ITOCHU Corp.	287,300	15,075
Singapore Technologies Engineering, Ltd.	1,938,700	11,878
Grab Holdings, Ltd., Class A (a)	2,358,675	11,864
IHI Corp.	82,450	8,955
Ashtead Group PLC	105,159	6,739
		1,316,771

Financials 16.42%
Standard Chartered PLC	10,643,746	176,344
Banco Bilbao Vizcaya Argentaria SA	9,692,633	149,055
Nu Holdings, Ltd., Class A (a)	9,743,513	133,681
KB Financial Group, Inc.	1,185,335	97,402
ING Groep NV	4,427,753	97,147
3i Group PLC	1,312,886	74,248
Mizuho Financial Group, Inc.	2,329,200	64,585
AIA Group, Ltd.	5,580,497	50,047
China Merchants Bank Co., Ltd., Class A	6,885,237	44,153
Ping An Insurance (Group) Company of China, Ltd., Class A	5,391,410	41,744
Ping An Insurance (Group) Company of China, Ltd., Class H	5,500	35
Munchener Ruckversicherungs-Gesellschaft AG	56,655	36,745
Societe Generale	641,452	36,684
Tokio Marine Holdings, Inc.	722,100	30,643
Bank Central Asia Tbk PT	56,767,400	30,333
BNP Paribas SA	274,697	24,696
Barclays PLC	4,901,727	22,695
Bank Mandiri (Persero) Tbk PT	74,952,600	22,530
ICICI Bank, Ltd.	1,170,642	19,735
NatWest Group PLC	2,303,704	16,171
Kotak Mahindra Bank, Ltd.	425,144	10,725
Futu Holdings, Ltd. (ADR)	35,499	4,387
		1,183,785

Information technology 13.29%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,788,936	355,207
SAP SE	457,023	138,975
ASML Holding NV	131,045	104,598
SK hynix, Inc.	474,112	102,579
Tokyo Electron, Ltd.	526,498	101,201
Shopify, Inc., Class A, subordinate voting shares (a)	387,897	44,744

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
STMicroelectronics NV	941,936	$28,776
Infineon Technologies AG	575,649	24,489
Constellation Software, Inc.	3,666	13,442
Tata Consultancy Services, Ltd.	242,399	9,785
Keyence Corp.	22,764	9,143
Renesas Electronics Corp.	608,100	7,555
NEC Corp.	244,075	7,151
Canva, Inc. (a)(b)(c)	4,819	6,168
Elite Material Co., Ltd. (a)	142,322	4,297
		958,110

Communication services 9.09%
SoftBank Group Corp.	2,223,300	162,342
Deutsche Telekom AG	3,342,675	121,945
Tencent Holdings, Ltd.	1,728,061	110,729
Bharti Airtel, Ltd.	4,448,767	104,247
Universal Music Group NV	1,409,146	45,614
Sea, Ltd., Class A (ADR) (a)	247,921	39,652
NetEase, Inc.	879,716	23,646
Advanced Info Service PCL, foreign registered shares	2,166,500	18,560
Singapore Telecommunications, Ltd.	5,800,500	17,427
Nintendo Co., Ltd.	117,200	11,296
		655,458

Consumer discretionary 9.02%
MercadoLibre, Inc. (a)	34,217	89,431
adidas AG	335,638	78,263
Trip.com Group, Ltd.	1,243,307	72,223
Flutter Entertainment PLC (a)	244,696	69,924
Compagnie Financiere Richemont SA, Class A	273,347	51,486
Maruti Suzuki India, Ltd.	313,157	45,279
Ferrari NV (EUR denominated)	87,650	42,961
NEXT PLC	242,819	41,463
Hyundai Motor Co.	162,486	24,501
Midea Group Co., Ltd., Class A	2,284,500	23,019
H World Group, Ltd. (ADR)	587,501	19,928
Moncler SpA	341,959	19,492
Galaxy Entertainment Group, Ltd.	4,030,000	17,891
Industria de Diseno Textil SA	266,263	13,857
Fast Retailing Co., Ltd.	33,500	11,520
Shimano, Inc.	71,200	10,336
Coupang, Inc., Class A (a)	205,714	6,163
Stellantis NV	499,419	5,006
Hermes International	1,637	4,433
LVMH Moet Hennessy-Louis Vuitton SE	5,799	3,037
		650,213

Health care 8.62%
Novo Nordisk AS, Class B	2,797,531	194,165
Daiichi Sankyo Co., Ltd.	6,367,450	148,790
Sanofi	1,342,290	129,986
Eurofins Scientific SE, non-registered shares	494,520	35,208
Zealand Pharma AS (a)	566,084	31,702
AstraZeneca PLC	196,051	27,234
Alcon, Inc.	214,923	19,015
Sandoz Group AG	212,368	11,621

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
EssilorLuxottica SA	36,064	$9,894
bioMerieux SA	63,303	8,754
Ambu AS, Class B, non-registered shares	319,853	5,020
		621,389

Materials 7.87%
First Quantum Minerals, Ltd. (a)	14,456,903	256,811
Ivanhoe Mines, Ltd., Class A (a)	6,385,274	47,969
Ivanhoe Mines, Ltd., Class A (a)(c)	3,675,281	27,610
Rio Tinto PLC	930,790	54,236
Shin-Etsu Chemical Co., Ltd.	1,256,900	41,651
Grupo Mexico, SAB de CV, Series B	5,747,400	34,813
Air Liquide SA	118,039	24,352
Nitto Denko Corp.	1,148,055	22,255
Smurfit Westrock PLC	316,723	13,666
Nippon Sanso Holdings Corp.	355,500	13,486
Anglo American PLC	350,603	10,347
Akzo Nobel NV	112,948	7,903
Antofagasta PLC	291,075	7,230
DSM-Firmenich AG	46,001	4,891
		567,220

Consumer staples 5.97%
British American Tobacco PLC	2,677,738	127,286
Nestle SA	617,355	61,335
Danone SA	740,649	60,513
L’Oreal SA, non-registered shares	131,934	56,430
Ajinomoto Co., Inc.	1,796,300	48,760
JBS NV (BDR) (a)	1,940,148	27,928
Kweichow Moutai Co., Ltd., Class A	90,352	17,773
Avenue Supermarts, Ltd. (a)	262,709	13,394
Uni-Charm Corp.	1,184,800	8,561
Imperial Brands PLC	193,818	7,654
Suntory Beverage & Food, Ltd.	19,800	634
		430,268

Energy 5.50%
Reliance Industries, Ltd.	10,489,681	183,545
Canadian Natural Resources, Ltd. (CAD denominated)	4,945,487	155,437
Cenovus Energy, Inc. (CAD denominated)	2,993,045	40,728
Shell PLC (GBP denominated)	316,792	11,104
Neste OYJ	391,662	5,315
		396,129

Utilities 1.61%
Gulf Development PCL	36,220,543	43,253
E.ON SE	1,586,206	29,195
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	16,677
SembCorp Industries, Ltd.	2,815,100	15,166
Engie SA	511,996	12,017
		116,308
Total common stocks (cost: $5,034,543,000)		6,895,651

American Funds Insurance Series	22

International Fund (continued)
Preferred securities 0.46%	Shares	Value (000)
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,838,084	$32,903

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(c)	422	540
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(c)	18	23
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)(c)	1	2
		565
Total preferred securities (cost: $29,320,000)		33,468
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	7,730	— (d)
Total rights & warrants (cost: $0)		— (d)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)(f)	3,308,684	330,868
Total short-term securities (cost: $330,857,000)		330,868
Total investment securities 100.71% (cost: $5,394,720,000)		7,259,987
Other assets less liabilities (0.71)%		(51,283)
Net assets 100.00%		$7,208,704
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)	$396,476	$948,672	$1,014,187	$(59)	$(34)	$330,868	$6,773
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (e)	1,000		1,000 (g)			—	— (h)
Total 4.59%				$(59)	$(34)	$330,868	$6,773

23	American Funds Insurance Series

International Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$27,610	0.38%
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	8,215	6,168	0.09
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	719	540	0.01
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	31	23	0.00 (i)
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (i)
Total		$41,929	$34,343	0.48%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $34,343,000, which represented 0.48% of the net assets of the fund.

(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund
Investment portfolio June 30, 2025unaudited

Common stocks 92.43%	Shares	Value (000)
Financials 18.97%
Nu Holdings, Ltd., Class A (a)	3,475,989	$47,691
Banco Bilbao Vizcaya Argentaria SA	3,027,732	46,561
Mastercard, Inc., Class A	53,659	30,153
KB Financial Group, Inc.	330,656	27,171
UniCredit SpA	389,263	26,095
Kotak Mahindra Bank, Ltd.	1,018,993	25,707
HDFC Bank, Ltd.	920,326	21,479
Capitec Bank Holdings, Ltd.	103,880	20,836
Abu Dhabi Islamic Bank PJSC	3,439,751	20,137
XP, Inc., Class A	951,063	19,211
ICICI Bank, Ltd.	777,107	13,101
ICICI Bank, Ltd. (ADR)	158,364	5,327
Eurobank Ergasias Services and Holdings SA	5,246,223	18,020
PICC Property and Casualty Co., Ltd., Class H	9,028,947	17,483
AIA Group, Ltd.	1,823,800	16,356
PB Fintech, Ltd. (a)	758,548	16,132
Hana Financial Group, Inc.	237,601	15,193
Standard Chartered PLC	898,272	14,882
Cholamandalam Investment and Finance Co., Ltd.	768,894	14,596
Bank Mandiri (Persero) Tbk PT	47,604,600	14,309
Bank Central Asia Tbk PT	24,537,323	13,111
Visa, Inc., Class A	35,083	12,456
National Bank of Greece SA	882,700	11,261
Grupo Financiero Banorte, SAB de CV, Series O	1,229,490	11,238
AU Small Finance Bank, Ltd.	1,119,542	10,672
Hong Kong Exchanges and Clearing, Ltd.	199,900	10,665
B3 SA - Brasil, Bolsa, Balcao	3,890,498	10,440
BSE, Ltd.	311,729	10,069
Shriram Finance, Ltd.	1,216,175	10,024
S&P Global, Inc.	18,499	9,754
Al Rajhi Banking and Investment Corp., non-registered shares	385,958	9,735
Banco BTG Pactual SA, units	1,168,887	9,090
Brookfield Corp., Class A	140,664	8,700
Woori Financial Group, Inc.	459,527	7,644
Samsung Fire & Marine Insurance Co., Ltd.	23,477	7,550
Emirates NBD Bank PJSC	1,209,547	7,509
Bank of the Philippine Islands	3,239,828	7,477
Alpha Bank SA	1,994,176	7,024
China Merchants Bank Co., Ltd., Class H	827,500	5,782
China Merchants Bank Co., Ltd., Class A	120,400	772
People’s Insurance Company (Group) of China, Ltd. (The), Class H	8,466,000	6,439
Banco Santander SA	727,899	6,025
Bajaj Finance, Ltd.	539,900	5,896
HSBC Holdings PLC (GBP denominated)	472,913	5,724
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,502,880	4,205
Commercial International Bank - Egypt (CIB) SAE	644,623	1,095
Aon PLC, Class A	13,063	4,660
Axis Bank, Ltd.	310,838	4,347
Prudential PLC	340,961	4,271
Futu Holdings, Ltd. (ADR)	33,166	4,099
Central Depository Services (India), Ltd.	187,676	3,926
Akbank TAS	1,762,454	3,019
Saudi National Bank (The)	304,355	2,931
Canara Bank	2,191,124	2,918
Erste Group Bank AG	33,639	2,865
Grupo Financiero Galicia SA, Class B (ADR)	55,124	2,778
Vietnam Technological and Commercial JSCB (The) (a)	1,840,100	2,554
360 ONE WAM, Ltd.	177,690	2,475
BNP Paribas SA	27,469	2,470
Discovery, Ltd.	193,692	2,350
Ping An Insurance (Group) Company of China, Ltd., Class H	352,544	2,239

25	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Edenred SA	64,058	$1,984
Kaspi.kz JSC (ADR)	22,533	1,913
Abu Dhabi Commercial Bank PJSC	509,562	1,870
Bajaj Finserv, Ltd.	73,887	1,771
CVC Capital Partners PLC	83,328	1,706
Bank of Ningbo Co., Ltd., Class A	404,900	1,546
Industrial and Commercial Bank of China, Ltd., Class H	1,873,000	1,484
Saudi Awwal Bank SJSC, non-registered shares	157,166	1,412
Swiss Re AG	6,155	1,064
Kasikornbank PCL, foreign registered shares	222,300	1,052
BDO Unibank, Inc.	303,450	823
Bank of Baroda	248,531	721
Haci Omer Sabanci Holding AS	277,306	624
Asia Commercial Joint Stock Bank	708,170	578
Sberbank of Russia PJSC (b)	2,662,164	— (c)
		707,247

Information technology 18.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,705,769	243,329
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,746	2,660
Microsoft Corp.	160,306	79,738
SK hynix, Inc.	316,700	68,521
Broadcom, Inc.	210,647	58,065
NVIDIA Corp.	239,839	37,892
ASML Holding NV	31,681	25,287
ASML Holding NV (ADR)	2,208	1,770
Cloudflare, Inc., Class A (a)	86,459	16,931
Synopsys, Inc. (a)	30,581	15,678
SAP SE	39,474	12,004
SAP SE (ADR)	4,295	1,306
Capgemini SE	61,733	10,548
E Ink Holdings, Inc.	1,334,000	10,092
Keyence Corp.	24,300	9,760
Tokyo Electron, Ltd.	47,000	9,034
MediaTek, Inc.	200,000	8,558
Apple, Inc.	30,219	6,200
KLA Corp.	6,801	6,092
Coforge, Ltd.	264,597	5,938
Elite Material Co., Ltd. (a)	180,992	5,465
Samsung Electronics Co., Ltd.	111,167	4,926
eMemory Technology, Inc.	59,000	4,767
Oracle Corp.	21,311	4,659
Advantech Co., Ltd.	341,000	3,969
HCL Technologies, Ltd.	168,613	3,399
Globant SA (a)	36,165	3,285
TDK Corp.	236,800	2,788
Micron Technology, Inc.	21,422	2,640
ASM International NV	3,936	2,519
Credo Technology Group Holding, Ltd. (a)	26,663	2,469
Tata Consultancy Services, Ltd.	60,004	2,422
Xiaomi Corp., Class B (a)	174,600	1,333
EPAM Systems, Inc. (a)	6,651	1,176
Unity Software, Inc. (a)	46,938	1,136
Canva, Inc. (a)(b)(d)	385	493
Disco Corp.	1,400	414
		677,263

Consumer discretionary 12.08%
MercadoLibre, Inc. (a)	34,697	90,685

American Funds Insurance Series	26

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Trip.com Group, Ltd. (ADR)	439,599	$25,778
Trip.com Group, Ltd.	403,445	23,436
BYD Co., Ltd., Class A	402,408	18,640
BYD Co., Ltd., Class H	835,500	13,038
Midea Group Co., Ltd., Class A	2,728,768	27,495
LVMH Moet Hennessy-Louis Vuitton SE	37,495	19,637
Eicher Motors, Ltd.	260,810	17,202
Galaxy Entertainment Group, Ltd.	3,645,000	16,182
Meituan, Class B (a)	836,900	13,359
Alibaba Group Holding, Ltd.	651,172	9,108
Alibaba Group Holding, Ltd. (ADR)	30,817	3,495
Jumbo SA	364,196	12,570
Compagnie Financiere Richemont SA, Class A	65,071	12,256
H World Group, Ltd. (ADR)	316,639	10,741
H World Group, Ltd.	244,900	828
Ferrari NV (EUR denominated)	20,115	9,859
Maruti Suzuki India, Ltd.	58,873	8,512
Titan Co., Ltd.	195,971	8,433
TVS Motor Co., Ltd.	232,931	7,926
Ryohin Keikaku Co., Ltd.	158,500	7,622
adidas AG	28,112	6,555
Amadeus IT Group SA, Class A, non-registered shares	64,781	5,455
Hermes International	1,896	5,135
Naspers, Ltd., Class N	16,462	5,129
MakeMyTrip, Ltd. (a)	47,364	4,643
Sands China, Ltd.	2,207,600	4,595
Booking Holdings, Inc.	791	4,579
PDD Holdings, Inc. (ADR) (a)	39,455	4,129
Wynn Resorts, Ltd.	43,313	4,057
Industria de Diseno Textil SA	73,400	3,820
Tesla, Inc. (a)	11,265	3,578
Shenzhou International Group Holdings, Ltd.	495,900	3,525
Inchcape PLC	303,859	3,028
Royal Caribbean Cruises, Ltd.	9,211	2,884
Li Ning Co., Ltd.	1,304,655	2,812
YUM! Brands, Inc.	17,671	2,619
Starbucks Corp.	27,127	2,486
Aptiv Holdings, Ltd. (a)	35,729	2,437
Vibra Energia SA	570,400	2,274
Mahindra & Mahindra, Ltd.	60,173	2,233
Marriott International, Inc., Class A	7,554	2,064
Swiggy, Ltd. (a)	344,328	1,608
Evolution AB	18,493	1,469
Hilton Worldwide Holdings, Inc.	5,460	1,454
ANTA Sports Products, Ltd.	118,700	1,429
Tube Investments of India, Ltd.	36,685	1,330
NIKE, Inc., Class B	18,711	1,329
Renault SA	25,328	1,167
Hyundai Mobis Co., Ltd.	5,052	1,074
Compagnie Generale des Etablissements Michelin	28,554	1,061
Shangri-La Asia, Ltd.	1,774,000	965
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	862
Pop Mart International Group, Ltd.	25,000	849
Hyundai Motor India, Ltd. (a)	32,248	835
ITC Hotels, Ltd. (a)	33,979	88
		450,359

Industrials 11.08%
Airbus SE, non-registered shares	259,078	54,096
Rolls-Royce Holdings PLC	2,326,727	30,903

27	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	3,894,600	$28,416
Rumo SA	5,953,921	20,306
Safran SA	58,562	19,032
Copa Holdings SA, Class A	148,121	16,289
Techtronic Industries Co., Ltd.	1,363,500	14,990
General Electric Co.	56,239	14,475
Shenzhen Inovance Technology Co., Ltd., Class A	1,505,802	13,569
Hitachi, Ltd.	414,600	12,107
BAE Systems PLC	464,567	12,030
LS Electric Co., Ltd.	51,458	11,400
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	386,440	8,871
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	6,194	1,422
TransDigm Group, Inc.	6,399	9,731
Mitsubishi Heavy Industries, Ltd.	368,500	9,238
Localiza Rent a Car SA, ordinary nominative shares	1,230,526	9,177
Contemporary Amperex Technology Co., Ltd., Class A	259,276	9,126
Daikin Industries, Ltd.	75,700	8,950
Larsen & Toubro, Ltd.	209,113	8,948
Uber Technologies, Inc. (a)	95,102	8,873
Leonardo SpA	157,004	8,837
Motiva Infraestrutura de Mobilidade SA	3,342,651	8,484
DSV A/S	33,179	7,973
Siemens AG	29,434	7,546
Jiangsu Hengli Hydraulic Co., Ltd., Class A	655,664	6,588
Weichai Power Co., Ltd., Class A	1,845,700	3,962
Weichai Power Co., Ltd., Class H	947,000	1,923
Wizz Air Holdings PLC (a)(e)	272,591	4,078
IMCD NV	30,258	4,065
Schneider Electric SE	14,918	3,968
Carrier Global Corp.	52,454	3,839
Aselan Elektronik Sanayi ve Ticaret AS	1,006,320	3,811
InPost SA (a)	216,724	3,600
Ayala Corp.	336,470	3,405
GT Capital Holdings, Inc.	239,920	2,445
Bureau Veritas SA	67,515	2,302
Hanwha Aerospace Co., Ltd.	2,973	1,868
Ingersoll-Rand, Inc.	22,177	1,845
Boeing Co. (The) (a)	8,316	1,742
Grab Holdings, Ltd., Class A (a)	306,584	1,542
GE Vernova, Inc.	2,861	1,514
Epiroc AB, Class B	67,124	1,284
SM Investments Corp.	70,690	1,094
Airports of Thailand PCL, foreign registered shares	1,080,600	1,007
Legrand SA	7,279	973
Embraer SA	66,072	937
Haitian International Holdings, Ltd.	154,146	401
		412,982

Communication services 9.75%
Tencent Holdings, Ltd.	1,173,251	75,178
Meta Platforms, Inc., Class A	86,453	63,810
Bharti Airtel, Ltd.	1,701,223	39,865
Bharti Airtel, Ltd., interim shares	51,552	919
NetEase, Inc.	1,122,300	30,167
Kanzhun, Ltd., Class A (ADR) (a)	1,296,931	23,137
MTN Group, Ltd.	2,635,868	20,969
Alphabet, Inc., Class C	66,759	11,842
Alphabet, Inc., Class A	39,299	6,926
Netflix, Inc. (a)	12,144	16,262
KT Corp. (ADR)	662,486	13,766

American Funds Insurance Series	28

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Tencent Music Entertainment Group, Class A (ADR)	602,261	$11,738
America Movil, SAB de CV, Class B (ADR)	539,303	9,675
True Corp. PCL, foreign registered shares (a)	19,498,986	6,670
True Corp. PCL, nonvoting depositary receipts (a)	3,864,400	1,322
Telkom Indonesia (Persero) Tbk PT, Class B	34,179,000	5,853
Sea, Ltd., Class A (ADR) (a)	33,685	5,388
TIM SA	1,320,002	5,357
Orange	301,138	4,581
Baidu, Inc., Class A (ADR) (a)	48,302	4,142
Indus Towers, Ltd. (a)	366,083	1,798
Singapore Telecommunications, Ltd.	557,100	1,674
Kuaishou Technology, Class B (a)	151,800	1,224
JCDecaux SE	55,457	1,013
		363,276

Health care 6.12%
Novo Nordisk AS, Class B	641,758	44,542
Max Healthcare Institute, Ltd.	2,750,648	40,926
Eli Lilly and Co.	40,343	31,449
Laurus Labs, Ltd.	1,869,207	15,799
AstraZeneca PLC	77,534	10,770
Thermo Fisher Scientific, Inc.	23,722	9,618
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	1,008,388	7,304
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	260,000	1,782
Rede D’Or Sao Luiz SA	1,270,637	8,284
BeOne Medicines, Ltd. (ADR) (a)	30,564	7,399
BeOne Medicines, Ltd. (a)	36,200	681
Innovent Biologics, Inc. (a)	675,873	6,750
Zai Lab, Ltd. (ADR) (a)(e)	174,660	6,108
Abbott Laboratories	44,758	6,088
EssilorLuxottica SA	15,989	4,386
Danaher Corp.	18,681	3,690
Mankind Pharma, Ltd. (a)	116,150	3,142
OdontoPrev SA	1,320,175	2,848
Revvity, Inc.	24,914	2,410
bioMerieux SA	16,481	2,279
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	133,206	2,232
Lupin, Ltd.	85,261	1,927
WuXi AppTec Co., Ltd., Class H	154,400	1,547
Alcon, Inc.	17,457	1,544
Mettler-Toledo International, Inc. (a)	1,181	1,387
Asahi Intecc Co., Ltd.	71,500	1,134
Medtronic PLC	12,711	1,108
Wuxi Biologics (Cayman), Inc. (a)	240,500	786
CanSino Biologics, Inc., Class H (a)	35,921	158
		228,078

Consumer staples 6.01%
Kweichow Moutai Co., Ltd., Class A	175,970	34,615
Nestle SA	195,460	19,419
ITC, Ltd.	3,337,250	16,206
Dino Polska SA, non-registered shares (a)	88,026	12,846
Arca Continental, SAB de CV	1,023,525	10,818
Carlsberg A/S, Class B	73,053	10,351
JBS NV (BDR) (a)	649,875	9,355
Avenue Supermarts, Ltd. (a)	164,225	8,373
Anheuser-Busch InBev SA/NV	110,064	7,551
KT&G Corp.	73,530	6,957
Shoprite Holdings, Ltd.	411,098	6,431

29	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Tsingtao Brewery Co., Ltd., Class H	950,634	$6,206
Ajinomoto Co., Inc.	220,098	5,975
Varun Beverages, Ltd.	1,109,686	5,920
Monster Beverage Corp. (a)	94,046	5,891
Philip Morris International, Inc.	32,137	5,853
L’Oreal SA, non-registered shares	12,555	5,370
Constellation Brands, Inc., Class A	32,052	5,214
United Spirits, Ltd.	271,676	4,524
Raia Drogasil SA, ordinary nominative shares	1,609,884	4,480
British American Tobacco PLC	90,968	4,324
Masan Group Corp. (a)	1,415,200	4,161
Budweiser Brewing Co., APAC, Ltd. (e)	3,732,500	3,695
BBB Foods, Inc., Class A (a)	125,631	3,488
Mondelez International, Inc., Class A	39,313	2,651
Danone SA	26,928	2,200
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,143,368	2,092
WH Group, Ltd.	2,142,000	2,060
Godrej Consumer Products, Ltd.	140,237	1,927
Coca-Cola Co.	25,766	1,823
Dabur India, Ltd.	279,582	1,582
Chongqing Brewery Co., Ltd., Class A	142,300	1,094
JD Health International, Inc. (a)	107,650	590
		224,042

Materials 4.92%
First Quantum Minerals, Ltd. (a)	1,714,836	30,462
Linde PLC	40,288	18,902
Freeport-McMoRan, Inc.	420,670	18,236
Vale SA, ordinary nominative shares	1,001,048	9,701
Vale SA (ADR), ordinary nominative shares	724,393	7,034
Barrick Mining Corp.	624,702	13,006
APL Apollo Tubes, Ltd.	562,052	11,398
Glencore PLC	2,517,627	9,801
Amcor PLC (CDI)	857,203	8,011
Grupo Mexico, SAB de CV, Series B	1,305,403	7,907
BASF SE	116,745	5,756
Sika AG	19,448	5,280
Anhui Conch Cement Co., Ltd., Class H	1,677,500	4,265
Nutrien, Ltd. (CAD denominated)	71,990	4,195
Southern Copper Corp.	34,299	3,470
Impala Platinum Holdings, Ltd. (a)	303,087	2,721
Fresnillo PLC	134,845	2,665
Valterra Platinum, Ltd. (ZAR denominated)	59,708	2,665
Corteva, Inc.	34,721	2,588
Ivanhoe Mines, Ltd., Class A (a)	343,840	2,583
Wheaton Precious Metals Corp. (CAD denominated)	27,361	2,460
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,030	2,326
SRF, Ltd.	48,298	1,826
Asian Paints, Ltd.	63,269	1,727
Akzo Nobel NV	20,703	1,449
Arkema SA	14,823	1,092
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	682
Antofagasta PLC	20,116	500
Albemarle Corp.	5,932	372
Shin-Etsu Chemical Co., Ltd.	9,800	325
Gerdau SA (ADR)	55,796	163
Alrosa PJSC (b)	1,123,215	— (c)
		183,568

American Funds Insurance Series	30

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)

Energy 2.23%
Reliance Industries, Ltd.	1,019,587	$17,840
TotalEnergies SE	245,605	15,073
Adnoc Gas PLC	11,725,982	10,920
ADNOC Drilling Co. PJSC	6,155,841	9,554
Vista Energy, SAB de CV, Class A (ADR) (a)	184,959	8,843
Galp Energia, SGPS, SA, Class B	243,804	4,472
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,847	4,314
Cheniere Energy, Inc.	17,049	4,152
Shell PLC (GBP denominated)	92,430	3,240
Chevron Corp.	15,884	2,274
Schlumberger NV	61,022	2,063
Borr Drilling, Ltd. (a)	149,981	274
Rosneft Oil Co. PJSC (b)	588,661	— (c)
		83,019

Real estate 1.71%
Lodha Developers, Ltd.	2,312,205	37,320
China Resources Mixc Lifestyle Services, Ltd.	1,957,600	9,464
China Resources Land, Ltd.	1,274,000	4,317
Emaar Properties PJSC	1,115,023	4,129
CK Asset Holdings, Ltd.	741,500	3,268
KE Holdings, Inc., Class A (ADR)	128,112	2,273
SM Prime Holdings, Inc.	5,013,400	2,087
Longfor Group Holdings, Ltd.	336,846	397
Fibra Uno Administracion REIT, SA de CV	214,685	297
ALLOS SA, ordinary nominative shares	60,765	254
		63,806

Utilities 1.39%
Equatorial Energia SA, ordinary nominative shares	1,522,946	10,080
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	415,797	9,117
Gulf Development PCL	7,550,993	9,017
Power Grid Corporation of India, Ltd.	1,889,109	6,606
SembCorp Industries, Ltd.	1,194,800	6,437
Torrent Power, Ltd.	240,398	4,114
Engie SA	156,238	3,667
CPFL Energia SA	254,682	1,915
AES Corp.	74,426	783
		51,736
Total common stocks (cost: $2,102,932,000)		3,445,376
Preferred securities 0.74%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,293,179	8,781
Itau Unibanco Holding SA, preferred nominative shares	444,376	3,022
		11,803

Real estate 0.23%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(d)	32,657	6,965
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(d)	8,400	1,791
		8,756

31	American Funds Insurance Series

New World Fund (continued)
Preferred securities (continued)	Shares	Value (000)

Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	140,739	$5,162
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(d)	34	44
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(d)	1	1
		5,207

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	35,578	1,758
Getir BV, Series D, preferred shares (a)(b)(d)	7,768	— (c)
		1,758
Total preferred securities (cost: $28,667,000)		27,524
Rights & warrants 0.00%
Industrials 0.00%
Hanwha Aerospace Co., Ltd., rights, expire 7/2/2025 (a)	215	26
Total rights & warrants (cost: $0)		26
Convertible stocks 0.00%
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	183
Total convertible stocks (cost: $286,000)		183
Bonds, notes & other debt instruments 3.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	176
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	903
Angola (Republic of) 9.50% 11/12/2025	400	402
Angola (Republic of) 8.25% 5/9/2028	600	566
Angola (Republic of) 8.00% 11/26/2029 (f)	445	405
Angola (Republic of) 8.75% 4/14/2032 (f)	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (g)	937	633
Argentine Republic 5.00% 1/9/2038	601	430
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL16,913	2,954
Brazil (Federative Republic of) 6.00% 5/15/2027 (h)	26,460	4,646
Brazil (Federative Republic of) 10.00% 1/1/2031	11,625	1,879
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)	3,284	559
Brazil (Federative Republic of) 10.00% 1/1/2033	27,330	4,280
Brazil (Federative Republic of) 10.00% 1/1/2035	71,700	10,893
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)	7,526	1,232
Chile (Republic of) 5.30% 11/1/2037	CLP425,000	444
Chile (Republic of) 4.34% 3/7/2042	USD350	304
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	821
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,429
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	218
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	4,480	714
Colombia (Republic of) 3.25% 4/22/2032	USD700	555
Colombia (Republic of) 8.50% 4/25/2035	400	416
Colombia (Republic of) 8.00% 11/14/2035	200	201
Colombia (Republic of) 5.20% 5/15/2049	755	508
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	858
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	445
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,223,500	219

American Funds Insurance Series	32

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	COP6,870	$515
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	780
Colombia (Republic of), Series B, 7.25% 10/26/2050	4,713,300	693
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	159
Czech Republic 1.95% 7/30/2037	CZK17,900	659
Dominican Republic 8.625% 4/20/2027 (f)	USD383	398
Dominican Republic 5.50% 2/22/2029 (f)	275	274
Dominican Republic 7.05% 2/3/2031 (f)	150	158
Dominican Republic 5.875% 1/30/2060	885	745
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	553
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	109
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	325
Egypt (Arab Republic of) 8.875% 5/29/2050	755	630
Egypt (Arab Republic of) 8.15% 11/20/2059 (f)	500	386
Gabonese Republic 7.00% 11/24/2031	500	399
Honduras (Republic of) 6.25% 1/19/2027	875	877
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	269
Hungary (Republic of) 6.25% 9/22/2032 (f)	330	345
Hungary (Republic of), Series A, 2.00% 5/23/2029	HUF255,550	643
India (Republic of) 7.32% 11/13/2030	INR3,480	43
India (Republic of) 6.54% 1/17/2032	15,620	185
India (Republic of) 7.18% 7/24/2037	176,070	2,151
India (Republic of) 7.09% 8/5/2054	280,280	3,303
Indonesia (Republic of) 6.625% 2/17/2037	USD300	334
Indonesia (Republic of) 7.125% 8/15/2040	IDR7,421,000	464
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	9,590,000	608
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	317,000	19
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	16,818,000	1,060
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,819
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	518
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	951
Kenya (Republic of) 6.30% 1/23/2034	645	523
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	524
Kenya (Republic of) 9.50% 3/5/2036	330	312
Malaysia (Federation of) 4.28% 3/23/2054	MYR1,255	311
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	8,766	2,132
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	164
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	801
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	524
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	270
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,776	666
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	286
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	508
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	406
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	262
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	747
Morocco (Kingdom of) 4.75% 4/2/2035	200	236
Mozambique (Republic of) 9.00% 9/15/2031	USD540	447
Nigeria (Republic of) 7.625% 11/21/2025 (f)	358	361
Nigeria (Republic of) 7.625% 11/21/2025	342	345
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	480
Oman (Sultanate of) 6.00% 8/1/2029	USD715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	502
Panama (Republic of) 3.75% 4/17/2026	100	99
Panama (Republic of) 7.875% 3/1/2057	600	612
Paraguay (Republic of) 4.95% 4/28/2031	320	319
Peru (Republic of) 3.00% 1/15/2034	225	190
Peru (Republic of) 6.55% 3/14/2037	360	392
Peru (Republic of) 2.78% 12/1/2060	100	54
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	339
Philippines (Republic of) 6.375% 10/23/2034	145	160

33	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.95% 1/20/2040	USD500	$432
Poland (Republic of) 5.75% 4/25/2029	PLN2,410	693
Poland (Republic of) 4.875% 10/4/2033	USD560	557
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN9,440	2,732
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,862
Romania 2.00% 1/28/2032	EUR950	910
Romania 5.25% 5/30/2032	450	523
Romania 5.25% 5/30/2032	230	267
Romania 2.00% 4/14/2033	300	271
Romania 5.625% 5/30/2037	390	434
Romania 2.875% 4/13/2042	335	246
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	USD2,300	2,195
Senegal (Republic of) 4.75% 3/13/2028	EUR600	560
Senegal (Republic of) 4.75% 3/13/2028	200	187
Sharjah (Emirate of) 4.625% 2/13/2032	651	769
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (f)	USD1,010	1,007
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	199
South Africa (Republic of) 11.625% 3/31/2053	ZAR22,337	1,324
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	25
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	621
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	17,388	920
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,593
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	720
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,526
Turkey (Republic of) 26.20% 10/5/2033	TRY41,134	955
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	35,060	826
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	219
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	417
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	619
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,208
United Mexican States 6.875% 5/13/2037	610	638
United Mexican States 4.75% 3/8/2044	800	632
United Mexican States 3.75% 4/19/2071	200	114
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,560
United Mexican States, Series M, 7.75% 5/29/2031	56,500	2,871
United Mexican States, Series M, 7.50% 5/26/2033	51,184	2,493
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,864
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,059
United Mexican States, Series M, 8.00% 7/31/2053	26,949	1,182
United Mexican States, Series S, 4.00% 10/29/2054 (h)	14,702	678
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (i)	USD75	11
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (i)	930	138
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (i)	805	113
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (i)	800	129
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (i)	180	30
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	230	41
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038	65	11
		112,814
Corporate bonds, notes & loans 0.39%
Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	415
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	249
Petroleos Mexicanos 6.49% 1/23/2027	175	174
Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,095
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	187
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	310

American Funds Insurance Series	34

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	USD250	$263
Vista Energy Argentina SAU 7.625% 12/10/2035 (f)	390	379
YPF SA 8.25% 1/17/2034 (f)	335	336
		3,408

Communication services 0.07%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	753
America Movil, SAB de CV, 9.50% 1/27/2031	24,000	1,283
PLDT, Inc. 2.50% 1/23/2031	USD210	189
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	258
		2,483

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
Meituan 3.05% 10/28/2030 (f)	400	369
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	349
MercadoLibre, Inc. 3.125% 1/14/2031	200	180
Sands China, Ltd. 4.375% 6/18/2030	220	211
Wynn Macau, Ltd. 5.625% 8/26/2028	260	256
		1,631

Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	292
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	264	241
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (f)	412	381
Greenko Dutch BV 3.85% 3/29/2026 (f)	176	173
Greenko Dutch BV 3.85% 3/29/2026	176	173
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (g)	350	347
		1,607

Materials 0.04%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	311
CSN Resources SA 8.875% 12/5/2030 (f)	400	397
PT Krakatau Posco 6.375% 6/11/2027	345	347
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	520	515
		1,570

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)	400	372
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(g)	340	360
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	277
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (g)	400	430
		1,439

Industrials 0.03%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	335	336
LATAM Airlines Group SA 7.875% 4/15/2030 (f)	355	363
Mexico City Airport Trust 4.25% 10/31/2026	200	196
		895

35	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		USD200	$204
NBM US Holdings, Inc. 7.00% 5/14/2026 (d)		200	201
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	423
			828

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)		260	247
Rede D’Or Finance SARL 4.50% 1/22/2030		480	456
			703
Total corporate bonds, notes & loans			14,564
Total bonds, notes & other debt instruments (cost: $127,773,000)			127,378
Short-term securities 4.09%		Shares
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)(k)		1,476,818	147,681

Money market investments purchased with collateral from securities on loan 0.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (j)(l)		4,305,789	4,306
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 9/9/2025	21.357%	EGP11,900	228
Egypt (Arab Republic of) 1/6/2026	19.531	12,600	222
			450
Total short-term securities (cost: $152,427,000)			152,437
Total investment securities 100.68% (cost: $2,412,085,000)			3,752,924
Other assets less liabilities (0.68)%			(25,264)
Net assets 100.00%			$3,727,660
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/3/2025	USD(416)	$(1)
5 Year Euro-Bobl Futures	Short	14	9/10/2025	(1,941)	5
5 Year U.S. Treasury Note Futures	Short	3	10/3/2025	(327)	(3)
10 Year Euro-Bund Futures	Short	15	9/10/2025	(2,300)	12
10 Year Ultra U.S. Treasury Note Futures	Long	18	9/30/2025	2,057	40

American Funds Insurance Series	36

New World Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
20 Year U.S. Treasury Bond Futures	Long	1	9/30/2025	USD116	$4
30 Year Ultra U.S. Treasury Bond Futures	Long	1	9/30/2025	119	4
					$61
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
CNH	6,810	USD	952	Standard Chartered Bank	7/9/2025	$— (c)
USD	471	MYR	1,995	BNP Paribas	7/9/2025	(2)
INR	1,695	USD	20	Standard Chartered Bank	7/14/2025	— (c)
USD	962	EUR	839	Standard Chartered Bank	7/14/2025	(28)
EUR	490	USD	560	BNP Paribas	7/15/2025	17
MXN	1,228	USD	64	Citibank	7/15/2025	1
USD	64	MXN	1,228	Bank of New York Mellon	7/15/2025	(1)
THB	39,695	USD	1,226	Citibank	7/15/2025	(1)
USD	297	THB	9,665	Citibank	7/15/2025	(2)
CNH	7,185	USD	1,003	Citibank	7/16/2025	2
USD	1,371	ZAR	24,367	Goldman Sachs	7/16/2025	(4)
USD	2,447	EUR	2,127	Bank of America	7/16/2025	(61)
USD	38	IDR	622,415	Citibank	7/18/2025	— (c)
USD	861	BRL	4,817	Citibank	7/18/2025	(21)
USD	717	COP	3,027,600	Morgan Stanley	7/18/2025	(22)
USD	47	MYR	201	BNP Paribas	7/21/2025	— (c)
USD	98	PLN	360	Citibank	7/21/2025	(2)
USD	1,285	MYR	5,447	JPMorgan Chase	7/21/2025	(9)
IDR	3,560,000	USD	217	HSBC Bank	7/23/2025	3
EUR	76	USD	88	Morgan Stanley	7/25/2025	2
INR	12,140	USD	141	BNP Paribas	7/28/2025	1
USD	98	MXN	1,875	Morgan Stanley	7/28/2025	(1)
CZK	31,590	USD	1,496	Citibank	8/6/2025	10
HUF	348,902	USD	1,021	HSBC Bank	8/6/2025	5
CZK	20,855	USD	947	Citibank	8/27/2025	49
USD	653	ZAR	11,850	Goldman Sachs	8/27/2025	(14)
						$(78)
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)	$94,686	$320,134	$267,116	$(15)	$(8)	$147,681	$2,879

37	American Funds Insurance Series

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,965	0.19%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,791	0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	410	423	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	197	201	0.01
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	656	493	0.01
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	44	0.00 (m)
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	1	0.00 (m)
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	515	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (c)	0.00 (m)
Total		$12,322	$10,433	0.28%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,433,000, which represented 0.28% of the net assets of the fund.

(e)
All or a portion of this security was on loan. The total value of all such securities was $7,151,000, which represented 0.19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,331,000, which represented 0.33% of the net assets of the fund.

(g)	Step bond; coupon rate may change at a later date.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Rate represents the seven-day yield at 6/30/2025.
(k)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.21%	Shares	Value (000)
Information technology 22.40%
Broadcom, Inc.	3,180,875	$876,808
Microsoft Corp.	1,477,941	735,143
NVIDIA Corp.	1,376,003	217,395
Apple, Inc.	959,455	196,851
KLA Corp.	125,916	112,788
ASML Holding NV (ADR)	112,763	90,367
Motorola Solutions, Inc.	149,143	62,709
International Business Machines Corp.	210,325	62,000
Accenture PLC, Class A	143,216	42,806
SAP SE (ADR)	135,006	41,055
Texas Instruments, Inc.	180,420	37,459
Oracle Corp.	148,419	32,449
Salesforce, Inc.	97,867	26,687
Applied Materials, Inc.	100,045	18,315
Synopsys, Inc. (a)	31,950	16,380
ASM International NV (ADR)	21,707	13,913
Adobe, Inc. (a)	34,743	13,441
Intel Corp.	545,538	12,220
TE Connectivity Public, Ltd. Co.	36,193	6,105
		2,614,891

Financials 18.36%
Marsh & McLennan Cos., Inc.	1,137,983	248,808
JPMorgan Chase & Co.	666,861	193,330
BlackRock, Inc.	166,414	174,610
Visa, Inc., Class A	471,682	167,471
Mastercard, Inc., Class A	230,802	129,697
Capital One Financial Corp.	603,410	128,381
Chubb, Ltd.	393,830	114,100
Arthur J. Gallagher & Co.	340,478	108,994
Bank of America Corp.	2,241,655	106,075
Wells Fargo & Co.	1,022,919	81,956
Truist Financial Corp.	1,752,492	75,340
Morgan Stanley	514,896	72,528
Apollo Asset Management, Inc.	429,153	60,884
Citizens Financial Group, Inc.	1,320,920	59,111
KKR & Co., Inc.	432,202	57,496
Blackstone, Inc.	338,091	50,572
CME Group, Inc., Class A	134,224	36,995
Aon PLC, Class A	100,447	35,835
American Express Co.	111,170	35,461
S&P Global, Inc.	66,315	34,967
Progressive Corp.	128,261	34,228
Brookfield Asset Management, Ltd., Class A	483,694	26,739
Goldman Sachs Group, Inc.	29,966	21,208
Citigroup, Inc.	233,574	19,882
AXA SA (ADR)	365,158	17,936
Carlyle Group, Inc. (The)	270,192	13,888
PNC Financial Services Group, Inc.	68,886	12,842
Intercontinental Exchange, Inc.	52,537	9,639
Fifth Third Bancorp	178,306	7,334
KeyCorp	397,800	6,930
		2,143,237

Industrials 11.50%
RTX Corp.	1,224,474	178,798
General Electric Co.	641,966	165,236
Northrop Grumman Corp.	283,061	141,525
Boeing Co. (The) (a)	374,770	78,526

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Honeywell International, Inc.	324,457	$75,560
Union Pacific Corp.	289,892	66,698
Paychex, Inc.	451,500	65,675
3M Co.	398,062	60,601
L3Harris Technologies, Inc.	234,851	58,910
Caterpillar, Inc.	145,015	56,296
Deere & Co.	102,849	52,298
Delta Air Lines, Inc.	769,587	37,848
Ingersoll-Rand, Inc.	444,378	36,963
Equifax, Inc.	139,296	36,129
Carrier Global Corp.	438,946	32,126
Parker-Hannifin Corp.	41,006	28,642
PACCAR, Inc.	209,348	19,901
Waste Connections, Inc.	99,256	18,533
FedEx Corp.	79,115	17,984
Johnson Controls International PLC	162,291	17,141
Siemens AG (ADR)	132,607	17,089
BAE Systems PLC (ADR)	161,872	17,008
Republic Services, Inc.	67,539	16,656
HEICO Corp.	44,486	14,591
CSX Corp.	440,277	14,366
Eaton Corp. PLC	17,329	6,186
Lennox International, Inc.	8,982	5,149
Deutsche Post AG (ADR)	94,500	4,390
TransUnion	21,970	1,933
Veralto Corp.	— (b)	— (b)
		1,342,758

Health care 11.37%
Eli Lilly and Co.	288,964	225,256
UnitedHealth Group, Inc.	488,501	152,398
Abbott Laboratories	1,103,923	150,145
Amgen, Inc.	521,767	145,682
CVS Health Corp.	1,797,053	123,961
Gilead Sciences, Inc.	780,218	86,503
AstraZeneca PLC (ADR)	1,172,994	81,969
Vertex Pharmaceuticals, Inc. (a)	174,716	77,783
Danaher Corp.	299,736	59,210
AbbVie, Inc.	301,318	55,931
Elevance Health, Inc.	129,557	50,392
Sanofi (ADR)	450,166	21,747
Bristol-Myers Squibb Co.	425,890	19,714
Zimmer Biomet Holdings, Inc.	210,007	19,155
Novo Nordisk AS, Class B (ADR)	193,034	13,323
Thermo Fisher Scientific, Inc.	30,868	12,516
Humana, Inc.	31,515	7,705
Illumina, Inc. (a)	80,452	7,676
Regeneron Pharmaceuticals, Inc.	13,923	7,310
Cooper Cos., Inc. (a)	79,881	5,684
Zoetis, Inc., Class A	20,870	3,255
		1,327,315

Consumer staples 8.74%
Philip Morris International, Inc.	2,426,916	442,014
British American Tobacco PLC (ADR)	1,900,519	89,952
Keurig Dr Pepper, Inc.	2,618,399	86,564
Altria Group, Inc.	1,020,176	59,813
Constellation Brands, Inc., Class A	347,154	56,475
Mondelez International, Inc., Class A	776,532	52,369

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Coca-Cola Co.	590,211	$41,757
Procter & Gamble Co.	216,242	34,452
Costco Wholesale Corp.	33,711	33,372
Hershey Co.	120,501	19,997
Church & Dwight Co., Inc.	184,306	17,714
Nestlé SA (ADR)	178,302	17,709
Dollar General Corp.	138,016	15,786
Kimberly-Clark Corp.	103,829	13,386
Estee Lauder Cos., Inc. (The), Class A	145,769	11,778
Kraft Heinz Co. (The)	412,788	10,658
Target Corp.	98,519	9,719
Bunge Global SA	80,582	6,469
		1,019,984

Consumer discretionary 6.59%
Royal Caribbean Cruises, Ltd.	568,612	178,055
Home Depot, Inc.	250,518	91,850
Starbucks Corp.	949,091	86,965
YUM! Brands, Inc.	530,703	78,640
Amazon.com, Inc. (a)	356,329	78,175
Darden Restaurants, Inc.	342,240	74,598
TJX Companies, Inc. (The)	336,253	41,524
Marriott International, Inc., Class A	100,754	27,527
NIKE, Inc., Class B	360,727	25,626
D.R. Horton, Inc.	171,613	22,124
Vail Resorts, Inc.	118,995	18,698
Tractor Supply Co.	340,785	17,983
General Motors Co.	226,927	11,167
Chipotle Mexican Grill, Inc. (a)	165,637	9,301
Sony Group Corp. (ADR) (c)	268,839	6,998
		769,231

Communication services 4.85%
Alphabet, Inc., Class C	591,921	105,001
Alphabet, Inc., Class A	449,491	79,214
Meta Platforms, Inc., Class A	241,141	177,984
Comcast Corp., Class A	3,506,395	125,143
Walt Disney Co. (The)	323,772	40,151
Electronic Arts, Inc.	144,232	23,034
Deutsche Telekom AG (ADR)	267,761	9,797
AT&T, Inc.	189,961	5,497
		565,821

Utilities 3.74%
Constellation Energy Corp.	389,313	125,655
Sempra	1,188,525	90,054
Southern Co. (The)	821,429	75,432
FirstEnergy Corp.	1,235,342	49,735
DTE Energy Co.	225,528	29,873
CenterPoint Energy, Inc.	560,529	20,594
Entergy Corp.	238,997	19,865
Public Service Enterprise Group, Inc.	192,090	16,170
NextEra Energy, Inc.	125,161	8,689
		436,067

Energy 3.52%
EOG Resources, Inc.	1,101,276	131,724

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	818,910	$88,278
ConocoPhillips	625,790	56,158
Canadian Natural Resources, Ltd.	1,752,296	55,022
Shell PLC (ADR)	378,073	26,620
TC Energy Corp.	434,970	21,222
Cenovus Energy, Inc.	951,373	12,939
Halliburton Co.	398,694	8,125
Schlumberger NV	216,823	7,329
Chevron Corp.	20,964	3,002
		410,419

Materials 2.86%
Linde PLC	187,287	87,871
Corteva, Inc.	873,022	65,066
Wheaton Precious Metals Corp.	565,165	50,752
Air Products and Chemicals, Inc.	177,158	49,969
International Paper Co.	770,696	36,092
Freeport-McMoRan, Inc.	258,172	11,192
Rio Tinto PLC (ADR)	156,586	9,134
LyondellBasell Industries NV	153,562	8,885
Royal Gold, Inc.	44,934	7,991
H.B. Fuller Co.	114,890	6,911
		333,863

Real estate 2.28%
Welltower, Inc. REIT	912,865	140,335
Mid-America Apartment Communities, Inc. REIT	327,583	48,486
Prologis, Inc. REIT	262,923	27,638
American Tower Corp. REIT	87,159	19,264
Simon Property Group, Inc. REIT	93,346	15,006
AvalonBay Communities, Inc. REIT	43,005	8,751
Extra Space Storage, Inc. REIT	42,274	6,233
		265,713
Total common stocks (cost: $6,870,557,000)		11,229,299
Convertible stocks 0.50%
Industrials 0.27%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	30,980

Financials 0.23%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	436,775	23,411
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,042
		27,453
Total convertible stocks (cost: $47,807,000)		58,433
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)(e)	3,667,823	366,782

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (d)(f)	4,082	$4
Total short-term securities (cost: $366,736,000)		366,786
Total investment securities 99.85% (cost: $7,285,100,000)		11,654,518
Other assets less liabilities 0.15%		17,171
Net assets 100.00%		$11,671,689
Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)	$245,250	$902,891	$781,291	$(31)	$(37)	$366,782	$7,099
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (d)	9,850		9,850 (g)			—	— (h)
Total 3.14%				$(31)	$(37)	$366,782	$7,099

(a)	Security did not produce income during the last 12 months.
(b)	Amount less than one thousand.
(c)
All or a portion of this security was on loan. The total value of all such securities was $4,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(d)	Rate represents the seven-day yield at 6/30/2025.
(e)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

43	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.54%	Shares	Value (000)
Financials 23.50%
Capital One Financial Corp.	2,354	$501
Brown & Brown, Inc.	3,591	398
Fifth Third Bancorp	7,211	297
Victory Capital Holdings, Inc., Class A	4,402	280
RenaissanceRe Holdings, Ltd.	1,100	267
KeyCorp	13,000	227
TPG, Inc., Class A	3,952	207
LPL Financial Holdings, Inc.	534	200
Hamilton Lane, Inc., Class A	1,186	169
StepStone Group, Inc., Class A	2,938	163
Affirm Holdings, Inc., Class A (a)	2,094	145
Aspen Insurance Holdings, Ltd., Class A (a)	4,099	129
WEX, Inc. (a)	864	127
Radian Group, Inc.	3,119	112
Tradeweb Markets, Inc., Class A	614	90
Ameriprise Financial, Inc.	158	84
Artisan Partners Asset Management, Inc., Class A	1,682	75
Ally Financial, Inc.	1,756	68
Citizens Financial Group, Inc.	1,105	50
Kinsale Capital Group, Inc.	91	44
Arthur J. Gallagher & Co.	109	35
Block, Inc., Class A (a)	521	35
		3,703

Industrials 20.22%
XPO, Inc. (a)	2,218	280
United Rentals, Inc.	342	258
Karman Holdings, Inc. (a)	4,909	247
Crane Co.	1,255	238
Ingersoll-Rand, Inc.	2,725	227
ATI, Inc. (a)	1,884	163
Comfort Systems USA, Inc.	284	152
AGCO Corp.	1,407	145
Core & Main, Inc., Class A (a)	2,211	133
Generac Holdings, Inc. (a)	853	122
Kadant, Inc.	378	120
APi Group Corp. (a)	2,013	103
SiteOne Landscape Supply, Inc. (a)	830	100
Advanced Drainage Systems, Inc.	718	83
Copart, Inc. (a)	1,583	78
PACCAR, Inc.	756	72
Applied Industrial Technologies, Inc.	306	71
Toro Co. (The)	897	63
HEICO Corp.	180	59
Alight, Inc., Class A	10,335	59
L3Harris Technologies, Inc.	192	48
Robert Half, Inc.	1,150	47
Graco, Inc.	521	45
AMETEK, Inc.	246	45
Fluor Corp. (a)	774	40
Bloom Energy Corp., Class A (a)	1,537	37
Nextracker, Inc., Class A (a)	598	33
Oshkosh Corp.	282	32
CBIZ, Inc. (a)	408	29
FTI Consulting, Inc. (a)	139	22
FTAI Aviation, Ltd.	186	21
Regal Rexnord Corp.	98	14
		3,186

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 16.33%
YUM! Brands, Inc.	2,323	$344
Hilton Worldwide Holdings, Inc.	1,003	267
Vail Resorts, Inc.	1,634	257
LKQ Corp.	6,101	226
Aptiv Holdings, Ltd. (a)	2,253	154
Bright Horizons Family Solutions, Inc. (a)	970	120
Wingstop, Inc.	341	115
Flutter Entertainment PLC (a)	400	114
Five Below, Inc. (a)	714	94
Darden Restaurants, Inc.	422	92
General Motors Co.	1,825	90
Williams-Sonoma, Inc.	475	77
Polaris, Inc.	1,836	75
Murphy USA, Inc.	154	63
TopBuild Corp. (a)	191	62
Chewy, Inc., Class A (a)	1,441	61
Texas Roadhouse, Inc.	321	60
Royal Caribbean Cruises, Ltd.	181	57
D.R. Horton, Inc.	396	51
Brinker International, Inc. (a)	266	48
Toll Brothers, Inc.	408	46
Cavco Industries, Inc. (a)	78	34
AutoZone, Inc. (a)	9	33
CAVA Group, Inc. (a)	385	32
		2,572

Information technology 10.90%
Ingram Micro Holding Corp.	12,295	256
Insight Enterprises, Inc. (a)	1,116	154
Fabrinet, non-registered shares (a)	513	151
Keysight Technologies, Inc. (a)	836	137
Flex, Ltd. (a)	2,187	109
Lumentum Holdings, Inc. (a)	1,084	103
Vontier Corp.	2,653	98
Procore Technologies, Inc. (a)	1,410	97
Cloudflare, Inc., Class A (a)	394	77
Pure Storage, Inc., Class A (a)	1,273	73
TD SYNNEX Corp.	472	64
MongoDB, Inc., Class A (a)	293	62
Ciena Corp. (a)	657	54
CDW Corp.	276	49
EPAM Systems, Inc. (a)	221	39
RingCentral, Inc., Class A (a)	1,316	37
Okta, Inc., Class A (a)	369	37
Fair Isaac Corp. (a)	18	33
Clearwater Analytics Holdings, Inc., Class A (a)	1,392	31
Klaviyo, Inc., Class A (a)	693	23
ServiceTitan, Inc., Class A (a)	160	17
Circle Internet Group, Inc. (a)(b)	96	17
		1,718

Consumer staples 8.32%
US Foods Holding Corp. (a)	4,947	381
Monster Beverage Corp. (a)	3,877	243
e.l.f. Beauty, Inc. (a)	1,295	161
Kimberly-Clark Corp.	801	103
Casey’s General Stores, Inc.	189	96
Dollar General Corp.	823	94
Estee Lauder Cos., Inc. (The), Class A	801	65

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Keurig Dr Pepper, Inc.	1,967	$65
Maplebear, Inc. (a)	1,127	51
Target Corp.	347	34
Constellation Brands, Inc., Class A	75	12
Bunge Global SA	56	5
		1,310

Health care 7.45%
Hims & Hers Health, Inc., Class A (a)	2,204	110
Medpace Holdings, Inc. (a)	305	96
Exact Sciences Corp. (a)	1,764	94
Ionis Pharmaceuticals, Inc. (a)	2,386	94
Align Technology, Inc. (a)	458	87
Illumina, Inc. (a)	885	84
Veeva Systems, Inc., Class A (a)	291	84
Cooper Cos., Inc. (a)	1,132	81
Molina Healthcare, Inc. (a)	233	69
Halozyme Therapeutics, Inc. (a)	1,133	59
Doximity, Inc., Class A (a)	884	54
Penumbra, Inc. (a)	203	52
Natera, Inc. (a)	275	47
Zimmer Biomet Holdings, Inc.	328	30
NewAmsterdam Pharma Co. NV (a)	1,638	30
DexCom, Inc. (a)	310	27
Humana, Inc.	95	23
Krystal Biotech, Inc. (a)	147	20
Alnylam Pharmaceuticals, Inc. (a)	34	11
agilon health, Inc. (a)	4,503	10
Caris Life Sciences, Inc., Class A (a)	345	9
GRAIL, Inc. (a)(b)	57	3
		1,174

Communication services 3.44%
ROBLOX Corp., Class A (a)	2,872	302
Live Nation Entertainment, Inc. (a)	613	93
Charter Communications, Inc., Class A (a)	128	52
Trade Desk, Inc. (The), Class A (a)	669	48
Take-Two Interactive Software, Inc. (a)	192	47
		542

Real estate 2.79%
Mid-America Apartment Communities, Inc. REIT	898	133
Essex Property Trust, Inc. REIT	370	105
Crown Castle, Inc. REIT	828	85
NNN REIT, Inc.	1,771	76
Lineage, Inc. REIT	937	41
		440

Energy 2.03%
Diamondback Energy, Inc.	883	121
Baker Hughes Co., Class A	2,254	87
Viper Energy, Inc., Class A	1,358	52
Permian Resources Corp., Class A	3,106	42
Cheniere Energy, Inc.	71	17
		319

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Materials 1.46%
International Paper Co.	3,154	$148
Element Solutions, Inc.	2,825	64
Albemarle Corp.	295	18
		230

Utilities 0.10%
FirstEnergy Corp.	364	15
Total common stocks (cost: $14,596,000)		15,209
Short-term securities 3.28%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)(d)	5,099	510

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (c)(e)	6,301	7
Total short-term securities (cost: $516,000)		517
Total investment securities 99.82% (cost: $15,112,000)		15,726
Other assets less liabilities 0.18%		29
Net assets 100.00%		$15,755
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.24%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)	$288	$2,214	$1,992	$— (f)	$— (f)	$510	$7

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $7,000, which represented 0.04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

47	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.96%	Shares	Value (000)
Information technology 21.38%
Broadcom, Inc.	322,908	$89,010
Taiwan Semiconductor Manufacturing Co., Ltd.	2,154,772	78,189
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,201	725
Microsoft Corp.	148,122	73,677
NVIDIA Corp.	275,672	43,553
Apple, Inc.	106,641	21,880
ASML Holding NV	17,464	13,939
ASML Holding NV (ADR)	1,512	1,212
International Business Machines Corp.	41,677	12,286
Micron Technology, Inc.	97,542	12,022
Tokyo Electron, Ltd.	50,675	9,741
Oracle Corp.	35,633	7,790
Shopify, Inc., Class A, subordinate voting shares (a)	65,481	7,553
SAP SE	20,143	6,125
Texas Instruments, Inc.	25,295	5,252
MediaTek, Inc.	122,094	5,224
Seagate Technology Holdings PLC	27,052	3,904
ANSYS, Inc. (a)	10,370	3,642
Accenture PLC, Class A	10,695	3,197
KLA Corp.	3,423	3,066
Salesforce, Inc.	10,034	2,736
Constellation Software, Inc.	721	2,644
Intel Corp.	116,540	2,611
Capgemini SE	14,221	2,430
Allegro MicroSystems, Inc. (a)	64,600	2,209
Keyence Corp.	5,100	2,048
Synopsys, Inc. (a)	3,579	1,835
EPAM Systems, Inc. (a)	10,025	1,773
Cloudflare, Inc., Class A (a)	8,686	1,701
Ciena Corp. (a)	17,848	1,452
Adobe, Inc. (a)	3,195	1,236
Elastic NV, non-registered shares (a)	11,780	993
Fair Isaac Corp. (a)	458	837
Advantech Co., Ltd.	36,098	420
Applied Materials, Inc.	743	136
		427,048

Financials 15.86%
Zurich Insurance Group AG	20,837	14,565
JPMorgan Chase & Co.	44,526	12,909
AXA SA	262,359	12,878
Chubb, Ltd.	41,672	12,073
Mastercard, Inc., Class A	18,748	10,535
BlackRock, Inc.	9,891	10,378
Apollo Asset Management, Inc.	70,768	10,040
Capital One Financial Corp.	46,086	9,805
Citigroup, Inc.	110,046	9,367
Aviva PLC	1,042,205	8,858
NatWest Group PLC	1,253,488	8,799
ING Groep NV	342,713	7,519
Arthur J. Gallagher & Co.	22,995	7,361
Blackstone, Inc.	47,902	7,165
American Express Co.	22,216	7,086
Banco Bilbao Vizcaya Argentaria SA	444,681	6,838
Ping An Insurance (Group) Company of China, Ltd., Class H	1,005,280	6,384
Ping An Insurance (Group) Company of China, Ltd., Class A	35,100	272
UniCredit SpA	93,613	6,276
Visa, Inc., Class A	17,504	6,215
HSBC Holdings PLC (GBP denominated)	351,246	4,252
HSBC Holdings PLC (HKD denominated)	130,000	1,572

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
HDFC Life Insurance Co., Ltd.	598,632	$5,684
Wells Fargo & Co.	70,909	5,681
3i Group PLC	93,637	5,295
Marsh & McLennan Cos., Inc.	22,870	5,000
Bank of America Corp.	104,457	4,943
Aon PLC, Class A	12,988	4,634
Blue Owl Capital, Inc., Class A	230,174	4,422
CVC Capital Partners PLC	207,761	4,253
Israel Discount Bank, Ltd., Class A	426,539	4,250
Ares Management Corp., Class A	24,360	4,219
Partners Group Holding AG	3,100	4,044
Postal Savings Bank of China Co., Ltd., Class H	5,705,383	3,983
Progressive Corp.	14,883	3,972
BNP Paribas SA	42,005	3,776
Munchener Ruckversicherungs-Gesellschaft AG	5,305	3,441
KB Financial Group, Inc.	40,508	3,329
AIA Group, Ltd.	365,869	3,281
Mizuho Financial Group, Inc.	116,000	3,216
FinecoBank SpA	139,663	3,099
Axis Bank, Ltd.	213,293	2,983
Erste Group Bank AG	34,767	2,961
Danske Bank AS	71,120	2,900
Morgan Stanley	20,517	2,890
Svenska Handelsbanken AB, Class A	193,544	2,587
China Merchants Bank Co., Ltd., Class A	256,800	1,647
China Merchants Bank Co., Ltd., Class H	122,403	855
Brown & Brown, Inc.	22,407	2,484
Brookfield Asset Management, Ltd., Class A (CAD denominated)	44,450	2,460
Nu Holdings, Ltd., Class A (a)	174,140	2,389
DBS Group Holdings, Ltd.	67,000	2,367
HDFC Bank, Ltd.	66,556	1,553
HDFC Bank, Ltd. (ADR)	8,629	662
CaixaBank SA, non-registered shares	249,398	2,160
Bank Central Asia Tbk PT	4,024,400	2,150
B3 SA - Brasil, Bolsa, Balcao	732,050	1,965
American International Group, Inc.	22,219	1,902
TPG, Inc., Class A	34,713	1,821
KKR & Co., Inc.	12,817	1,705
National Bank of Canada	14,828	1,530
Skandinaviska Enskilda Banken AB, Class A	84,086	1,467
Societe Generale	24,943	1,427
Banco Comercial Portugues, SA	1,692,704	1,317
Sumitomo Mitsui Financial Group, Inc.	50,300	1,269
Fiserv, Inc. (a)	6,083	1,049
Fidelity National Information Services, Inc.	11,892	968
Bank Hapoalim BM	46,715	896
Goldman Sachs Group, Inc.	1,233	873
Abu Dhabi Islamic Bank PJSC	141,991	831
Federal Home Loan Mortgage Corp. (a)(b)	98,292	810
Fannie Mae (a)	77,815	742
XP, Inc., Class A	36,512	738
Macquarie Group, Ltd.	4,650	700
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		316,727

Industrials 15.14%
General Electric Co.	121,801	31,350
BAE Systems PLC	911,124	23,594
Airbus SE, non-registered shares	93,536	19,531
RTX Corp.	113,584	16,586

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Siemens AG	63,126	$16,184
TransDigm Group, Inc.	10,394	15,806
Leonardo SpA	245,803	13,834
Carrier Global Corp.	143,154	10,478
Deere & Co.	20,164	10,253
Melrose Industries PLC	1,341,959	9,778
Compagnie de Saint-Gobain SA, non-registered shares	80,853	9,490
Ryanair Holdings PLC (ADR)	153,215	8,836
Safran SA	22,275	7,239
United Rentals, Inc.	9,359	7,051
Hitachi, Ltd.	237,400	6,932
RELX PLC	121,544	6,568
Deutsche Post AG	135,573	6,262
Rolls-Royce Holdings PLC	447,691	5,946
Mitsui & Co., Ltd.	253,700	5,192
L3Harris Technologies, Inc.	20,021	5,022
Lockheed Martin Corp.	10,375	4,805
Siemens Energy AG (a)	40,154	4,638
Volvo AB, Class B	161,206	4,522
Bureau Veritas SA	130,575	4,451
Ingersoll-Rand, Inc.	51,987	4,324
Parker-Hannifin Corp.	5,942	4,150
Techtronic Industries Co., Ltd.	359,000	3,947
Recruit Holdings Co., Ltd.	65,950	3,909
MTU Aero Engines AG	8,343	3,707
Saab AB, Class B	50,858	2,836
ITOCHU Corp.	49,800	2,613
International Consolidated Airlines Group SA (CDI)	547,301	2,563
XPO, Inc. (a)	15,581	1,968
Crane Co.	10,233	1,943
Comfort Systems USA, Inc.	2,936	1,574
CSX Corp.	45,296	1,478
AMETEK, Inc.	7,650	1,384
Weir Group PLC (The)	40,053	1,369
Bunzl PLC	42,369	1,349
SS&C Technologies Holdings, Inc.	13,786	1,142
FTAI Aviation, Ltd.	9,560	1,100
Boeing Co. (The) (a)	4,235	887
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	37,007	850
Howmet Aerospace, Inc.	4,460	830
Woodward, Inc.	3,354	822
Diploma PLC	11,469	770
Core & Main, Inc., Class A (a)	12,400	748
Ferguson Enterprises, Inc.	2,880	627
Arcadis NV, non-registered shares	10,404	505
FedEx Corp.	1,469	334
Marubeni Corp.	13,600	275
GE Vernova, Inc.	— (d)	— (d)
		302,352

Consumer discretionary 9.07%
Amazon.com, Inc. (a)	140,588	30,844
Starbucks Corp.	160,763	14,731
Flutter Entertainment PLC (a)	44,504	12,717
Royal Caribbean Cruises, Ltd.	35,581	11,142
Las Vegas Sands Corp.	253,300	11,021
Compagnie Financiere Richemont SA, Class A	50,832	9,574
Trip.com Group, Ltd. (ADR)	81,904	4,803
Trip.com Group, Ltd.	77,436	4,498
Industria de Diseno Textil SA	172,358	8,970

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tesla, Inc. (a)	26,703	$8,483
NEXT PLC	49,226	8,406
MercadoLibre, Inc. (a)	2,554	6,675
Home Depot, Inc.	15,110	5,540
LVMH Moet Hennessy-Louis Vuitton SE	10,539	5,519
Booking Holdings, Inc.	891	5,158
Chipotle Mexican Grill, Inc. (a)	82,008	4,605
Moncler SpA	60,825	3,467
Hermes International	1,159	3,139
Marriott International, Inc., Class A	8,912	2,435
Shimano, Inc.	16,700	2,424
Restaurant Brands International, Inc. (CAD denominated)	28,394	1,884
Aristocrat Leisure, Ltd.	39,374	1,689
Dollarama, Inc.	11,674	1,645
D.R. Horton, Inc.	12,445	1,604
InterContinental Hotels Group PLC	13,475	1,536
Hyundai Motor Co.	9,840	1,484
adidas AG	5,898	1,375
Ferrari NV (EUR denominated)	2,794	1,369
Midea Group Co., Ltd., Class A	123,300	1,242
Suzuki Motor Corp.	98,300	1,190
Compass Group PLC	24,325	824
BYD Co., Ltd., Class H	42,000	655
Stellantis NV	60,662	608
		181,256

Health care 8.41%
Eli Lilly and Co.	40,598	31,647
Abbott Laboratories	157,539	21,427
Vertex Pharmaceuticals, Inc. (a)	46,256	20,593
Stryker Corp.	27,929	11,050
Novo Nordisk AS, Class B	149,699	10,390
Gilead Sciences, Inc.	87,671	9,720
Sanofi	80,343	7,780
Medtronic PLC	75,839	6,611
UnitedHealth Group, Inc.	20,150	6,286
Takeda Pharmaceutical Co., Ltd.	189,200	5,814
Molina Healthcare, Inc. (a)	15,146	4,512
Amgen, Inc.	14,806	4,134
Daiichi Sankyo Co., Ltd.	152,300	3,559
Novartis AG	28,740	3,483
Insulet Corp. (a)	10,680	3,356
EssilorLuxottica SA	11,285	3,096
Thermo Fisher Scientific, Inc.	7,404	3,002
GE HealthCare Technologies, Inc.	21,529	1,595
Haleon PLC	246,030	1,264
Boston Scientific Corp. (a)	10,781	1,158
Lonza Group AG	1,598	1,138
CVS Health Corp.	16,336	1,127
AstraZeneca PLC	7,502	1,042
Cigna Group (The)	3,100	1,025
Chugai Pharmaceutical Co., Ltd.	17,100	894
Rede D’Or Sao Luiz SA	122,458	798
Coloplast AS, Class B	6,002	570
Centene Corp. (a)	8,628	468
agilon health, Inc. (a)	125,582	289
Alnylam Pharmaceuticals, Inc. (a)	568	185
		168,013

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Communication services 8.30%
Meta Platforms, Inc., Class A	55,225	$40,761
Alphabet, Inc., Class A	91,743	16,168
Alphabet, Inc., Class C	61,561	10,920
Netflix, Inc. (a)	9,626	12,891
Deutsche Telekom AG	330,282	12,049
Publicis Groupe SA	106,720	12,028
SoftBank Group Corp.	116,000	8,470
AT&T, Inc.	240,744	6,967
NetEase, Inc.	216,200	5,811
NetEase, Inc. (ADR)	4,665	628
Singapore Telecommunications, Ltd.	2,083,063	6,258
Bharti Airtel, Ltd.	230,486	5,401
Bharti Airtel, Ltd., interim shares	7,924	141
Universal Music Group NV	170,542	5,521
SoftBank Corp.	3,155,950	4,887
Tencent Holdings, Ltd.	58,900	3,774
Comcast Corp., Class A	100,858	3,600
Nintendo Co., Ltd.	34,000	3,277
Spotify Technology SA (a)	3,523	2,703
Omnicom Group, Inc.	19,663	1,415
Walt Disney Co. (The)	10,921	1,354
Sea, Ltd., Class A (ADR) (a)	4,749	760
Advanced Info Service PCL, foreign registered shares	7,000	60
		165,844

Consumer staples 6.05%
Philip Morris International, Inc.	270,760	49,313
Nestle SA	120,933	12,015
Imperial Brands PLC	302,229	11,935
British American Tobacco PLC	242,773	11,540
Kroger Co.	117,170	8,405
JBS NV (BDR) (a)	238,801	3,438
Ajinomoto Co., Inc.	123,600	3,355
Ocado Group PLC (a)	792,264	2,468
Costco Wholesale Corp.	2,306	2,283
Danone SA	27,147	2,218
Sysco Corp.	24,507	1,856
Kweichow Moutai Co., Ltd., Class A	9,100	1,790
Bunge Global SA	17,875	1,435
Procter & Gamble Co.	7,660	1,220
Uni-Charm Corp.	147,000	1,062
Suntory Beverage & Food, Ltd. (b)	31,400	1,005
US Foods Holding Corp. (a)	12,968	999
Arca Continental, SAB de CV	87,378	924
L’Oreal SA, non-registered shares	2,062	882
Loblaw Companies, Ltd.	5,274	872
Coca-Cola Co.	11,233	795
Keurig Dr Pepper, Inc.	19,565	647
Altria Group, Inc.	6,282	368
General Mills, Inc.	1,805	93
		120,918

Materials 5.30%
Freeport-McMoRan, Inc.	411,150	17,823
Linde PLC	27,617	12,957
Heidelberg Materials AG, non-registered shares	45,768	10,753
Vale SA, ordinary nominative shares	962,864	9,331
Vale SA (ADR), ordinary nominative shares	140,029	1,359
Rio Tinto PLC	159,054	9,268

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	366,873	$6,517
Air Products and Chemicals, Inc.	18,638	5,257
Corteva, Inc.	68,862	5,132
Glencore PLC	982,063	3,823
Ivanhoe Mines, Ltd., Class A (a)	450,844	3,387
Air Liquide SA	15,673	3,234
Smurfit Westrock PLC	63,371	2,735
Dow, Inc.	84,736	2,244
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	17,572	2,094
Grupo Mexico, SAB de CV, Series B	249,082	1,509
Southern Copper Corp.	14,886	1,506
Shin-Etsu Chemical Co., Ltd.	31,900	1,057
Akzo Nobel NV	14,643	1,025
Lundin Mining Corp.	95,894	1,008
CRH PLC	10,569	970
Franco-Nevada Corp.	5,675	930
Antofagasta PLC	35,642	885
Anglogold Ashanti PLC	15,965	728
Evonik Industries AG	20,222	417
Anglo American PLC	— (d)	— (d)
		105,949

Energy 3.99%
Shell PLC (GBP denominated)	444,092	15,565
Shell PLC (EUR denominated)	14,064	497
EOG Resources, Inc.	125,943	15,064
Cameco Corp. (CAD denominated)	127,926	9,500
Cameco Corp.	39,775	2,953
Canadian Natural Resources, Ltd. (CAD denominated)	333,819	10,492
TC Energy Corp. (CAD denominated) (b)	153,662	7,502
Tourmaline Oil Corp.	64,998	3,136
Baker Hughes Co., Class A	76,799	2,944
BP PLC	567,500	2,849
Suncor Energy, Inc.	68,296	2,558
ConocoPhillips	21,973	1,972
Expand Energy Corp.	12,380	1,448
Neste OYJ	85,724	1,163
Schlumberger NV	21,356	722
TotalEnergies SE	11,680	717
ADNOC Drilling Co. PJSC	381,223	592
		79,674

Utilities 1.69%
E.ON SE	252,314	4,644
Iberdrola SA, non-registered shares	231,736	4,447
Constellation Energy Corp.	11,628	3,753
Pinnacle West Capital Corp.	36,700	3,284
Engie SA	134,866	3,165
NextEra Energy, Inc.	38,632	2,682
Dominion Energy, Inc.	39,815	2,250
Duke Energy Corp.	18,764	2,214
China Resources Gas Group, Ltd.	728,832	1,862
National Grid PLC	105,993	1,544
DTE Energy Co.	10,763	1,426
Public Service Enterprise Group, Inc.	11,944	1,005
FirstEnergy Corp.	24,064	969
Southern Co. (The)	5,700	523
		33,768

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.77%
Prologis, Inc. REIT	44,269	$4,653
China Resources Mixc Lifestyle Services, Ltd.	943,600	4,562
VICI Properties, Inc. REIT	134,656	4,390
Simon Property Group, Inc. REIT	6,679	1,074
Longfor Group Holdings, Ltd. (b)	668,238	788
		15,467
Total common stocks (cost: $1,143,827,000)		1,917,016
Preferred securities 0.26%
Financials 0.26%
Itau Unibanco Holding SA, preferred nominative shares	320,549	2,180
Itau Unibanco Holding SA (ADR), preferred nominative shares	219,472	1,490
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(b)	58,679	880
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	700	10
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	37,228	531
		5,091
Total preferred securities (cost: $4,428,000)		5,091
Bonds, notes & other debt instruments 0.07%	Principal amount (000)
Corporate bonds, notes & loans 0.04%
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (e)	USD709	505

Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	432	424
Total corporate bonds, notes & loans		929
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	577
Total bonds, notes & other debt instruments (cost: $1,581,000)		1,506
Short-term securities 4.22%	Shares
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)(g)	762,860	76,286

Money market investments purchased with collateral from securities on loan 0.40%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	8,089,301	8,089
Total short-term securities (cost: $84,370,000)		84,375
Total investment securities 100.51% (cost: $1,234,206,000)		2,007,988
Other assets less liabilities (0.51)%		(10,284)
Net assets 100.00%		$1,997,704

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)	$46,673	$205,977	$176,354	$(8)	$(2)	$76,286	$1,606

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $8,902,000, which represented 0.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Step bond; coupon rate may change at a later date.
(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

55	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.21%	Shares	Value (000)
Information technology 27.82%
Microsoft Corp.	6,355,199	$3,161,140
NVIDIA Corp.	15,063,719	2,379,917
Broadcom, Inc.	7,692,044	2,120,312
Apple, Inc.	5,646,237	1,158,438
Accenture PLC, Class A	1,488,978	445,041
Oracle Corp.	1,909,313	417,433
Amphenol Corp., Class A	3,069,782	303,141
Arista Networks, Inc. (a)	2,911,504	297,876
Cognizant Technology Solutions Corp., Class A	3,381,043	263,823
Seagate Technology Holdings PLC	1,823,912	263,245
Texas Instruments, Inc.	993,770	206,327
Salesforce, Inc.	684,185	186,570
Applied Materials, Inc.	933,753	170,942
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	148,847
Microchip Technology, Inc.	1,828,376	128,663
Adobe, Inc. (a)	163,526	63,265
Palo Alto Networks, Inc. (a)	220,554	45,134
Micron Technology, Inc.	268,034	33,035
ASML Holding NV	28,845	23,023
QUALCOMM, Inc.	141,313	22,506
		11,838,678

Industrials 15.48%
RTX Corp.	7,207,131	1,052,385
Automatic Data Processing, Inc.	1,993,331	614,743
Boeing Co. (The) (a)	2,376,190	497,883
Carrier Global Corp.	6,092,070	445,878
General Dynamics Corp.	1,519,363	443,137
GFL Environmental, Inc., subordinate voting shares	8,442,865	426,027
Woodward, Inc.	1,642,573	402,578
Airbus SE, non-registered shares	1,921,964	401,313
General Electric Co.	1,504,665	387,286
United Rentals, Inc.	293,723	221,291
Paychex, Inc.	1,519,430	221,016
XPO, Inc. (a)	1,749,629	220,961
Honeywell International, Inc.	828,971	193,051
Ingersoll-Rand, Inc.	2,182,540	181,544
Caterpillar, Inc.	418,832	162,595
APi Group Corp. (a)	2,760,328	140,915
Uber Technologies, Inc. (a)	1,288,242	120,193
CSX Corp.	3,114,334	101,621
TransDigm Group, Inc.	65,897	100,206
L3Harris Technologies, Inc.	381,989	95,818
Union Pacific Corp.	360,831	83,020
StandardAero, Inc. (a)	1,589,110	50,295
Waste Management, Inc.	113,395	25,947
		6,589,703

Financials 12.23%
JPMorgan Chase & Co.	2,970,358	861,136
Mastercard, Inc., Class A	1,095,825	615,788
Fidelity National Information Services, Inc.	6,648,960	541,292
BlackRock, Inc.	504,695	529,551
Wells Fargo & Co.	3,777,575	302,659
Marsh & McLennan Cos., Inc.	1,141,737	249,629
Capital One Financial Corp.	1,018,858	216,772
Chubb, Ltd.	559,859	162,202
Visa, Inc., Class A	445,602	158,211
B3 SA - Brasil, Bolsa, Balcao	56,528,755	151,698

American Funds Insurance Series	56

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Morgan Stanley	957,257	$134,839
Berkshire Hathaway, Inc., Class B (a)	269,334	130,834
Pinnacle Financial Partners, Inc.	1,131,294	124,906
Arthur J. Gallagher & Co.	386,229	123,640
Goldman Sachs Group, Inc.	174,257	123,330
Progressive Corp.	441,636	117,855
PNC Financial Services Group, Inc.	520,903	97,107
PayPal Holdings, Inc. (a)	1,170,785	87,013
S&P Global, Inc.	165,000	87,003
CME Group, Inc., Class A	292,470	80,611
State Street Corp.	681,940	72,518
American Express Co.	214,890	68,546
American International Group, Inc.	704,000	60,255
First Citizens BancShares, Inc., Class A	27,589	53,977
Apollo Asset Management, Inc.	373,721	53,020
		5,204,392

Consumer discretionary 10.82%
Amazon.com, Inc. (a)	7,885,129	1,729,918
Starbucks Corp.	5,895,185	540,176
Royal Caribbean Cruises, Ltd.	1,347,194	421,860
Wyndham Hotels & Resorts, Inc. (b)	4,703,154	381,943
Home Depot, Inc.	851,415	312,163
Tesla, Inc. (a)	809,068	257,009
Las Vegas Sands Corp.	5,713,687	248,603
Sony Group Corp.	5,225,500	135,350
Viking Holdings, Ltd. (a)	2,360,527	125,793
Chipotle Mexican Grill, Inc. (a)	2,131,290	119,672
Hasbro, Inc.	1,121,640	82,799
TJX Companies, Inc. (The)	495,864	61,234
DoorDash, Inc., Class A (a)	176,256	43,449
Carvana Co., Class A (a)	122,390	41,241
YUM! Brands, Inc.	272,921	40,441
Hilton Worldwide Holdings, Inc.	151,393	40,322
LVMH Moet Hennessy-Louis Vuitton SE	44,522	23,317
		4,605,290

Health care 9.29%
Eli Lilly and Co.	1,455,976	1,134,977
Vertex Pharmaceuticals, Inc. (a)	1,278,119	569,019
AbbVie, Inc.	1,919,793	356,352
Abbott Laboratories	2,330,871	317,022
Thermo Fisher Scientific, Inc.	529,687	214,767
Revvity, Inc.	1,740,393	168,331
IQVIA Holdings, Inc. (a)	861,315	135,735
Johnson & Johnson	807,444	123,337
Sanofi	1,245,837	120,646
Cencora, Inc.	401,982	120,534
Insulet Corp. (a)	303,962	95,499
Gilead Sciences, Inc.	715,085	79,281
UnitedHealth Group, Inc.	238,376	74,366
Intuitive Surgical, Inc. (a)	129,867	70,571
Cigna Group (The)	169,900	56,165
Stryker Corp.	138,782	54,906
Danaher Corp.	250,263	49,437
GE HealthCare Technologies, Inc.	626,693	46,419
Amgen, Inc.	151,000	42,161
CVS Health Corp.	535,085	36,910
DexCom, Inc. (a)	390,182	34,059

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Masimo Corp. (a)	119,168	$20,046
Medtronic PLC	210,000	18,306
Alnylam Pharmaceuticals, Inc. (a)	44,175	14,405
		3,953,251

Communication services 8.98%
Meta Platforms, Inc., Class A	2,978,719	2,198,563
Alphabet, Inc., Class A	4,123,004	726,597
Alphabet, Inc., Class C	2,168,410	384,654
Netflix, Inc. (a)	262,557	351,598
Universal Music Group NV	3,239,458	104,862
SoftBank Group Corp.	484,100	35,348
Comcast Corp., Class A	624,053	22,272
		3,823,894

Consumer staples 3.14%
British American Tobacco PLC	11,381,282	541,008
Procter & Gamble Co.	1,370,988	218,426
Philip Morris International, Inc.	1,042,193	189,815
Coca-Cola Co.	2,053,492	145,284
Imperial Brands PLC	3,663,668	144,682
Mondelez International, Inc., Class A	851,894	57,452
Keurig Dr Pepper, Inc.	1,164,623	38,502
		1,335,169

Energy 2.99%
Baker Hughes Co., Class A	8,415,638	322,656
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	297,092
Exxon Mobil Corp.	2,651,600	285,843
Expand Energy Corp.	715,878	83,715
TC Energy Corp.	1,629,755	79,516
EOG Resources, Inc.	575,078	68,785
Chevron Corp.	444,985	63,717
ConocoPhillips	434,738	39,013
Halliburton Co.	1,672,003	34,075
		1,274,412

Materials 2.72%
Air Products and Chemicals, Inc.	1,428,502	402,923
International Paper Co.	5,806,574	271,922
Linde PLC	565,683	265,407
Eastman Chemical Co.	1,388,765	103,685
LyondellBasell Industries NV	769,974	44,551
Freeport-McMoRan, Inc.	1,005,668	43,596
Albemarle Corp.	431,100	27,017
		1,159,101

Utilities 1.97%
PG&E Corp.	18,016,861	251,155
Dominion Energy, Inc.	4,402,764	248,844
CenterPoint Energy, Inc.	3,037,684	111,605
Entergy Corp.	1,337,004	111,132
Sempra	800,000	60,616
NextEra Energy, Inc.	793,264	55,068
		838,420

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 1.77%
VICI Properties, Inc. REIT	10,163,137	$331,319
Equinix, Inc. REIT	235,188	187,085
American Tower Corp. REIT	428,106	94,620
Prologis, Inc. REIT	866,060	91,040
Welltower, Inc. REIT	306,310	47,089
		751,153
Total common stocks (cost: $22,661,815,000)		41,373,463
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	160
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	828
Total corporate bonds, notes & loans		988
Total bonds, notes & other debt instruments (cost: $969,000)		988
Short-term securities 2.96%	Shares
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (b)(c)	12,613,746	1,261,375
Total short-term securities (cost: $1,261,311,000)		1,261,375
Total investment securities 100.17% (cost: $23,924,095,000)		42,635,826
Other assets less liabilities (0.17)%		(73,509)
Net assets 100.00%		$42,562,317
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.90%
Consumer discretionary 0.90%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$32,068	$6,460	$(101,452)	$381,943	$3,857
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (c)	1,471,964	3,884,821	4,095,042	(247)	(121)	1,261,375	33,418
Total 3.86%				$6,213	$(101,573)	$1,643,318	$37,275

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 6/30/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

59	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.81%	Shares	Value (000)
Financials 24.20%
UniCredit SpA	82,015	$5,498
AXA SA	98,049	4,813
Societe Generale	83,606	4,781
Skandinaviska Enskilda Banken AB, Class A	213,375	3,724
DBS Group Holdings, Ltd.	92,484	3,267
Banco Bilbao Vizcaya Argentaria SA	207,319	3,188
Zurich Insurance Group AG	4,329	3,026
CaixaBank SA, non-registered shares	346,304	3,000
HSBC Holdings PLC (GBP denominated)	187,318	2,267
HSBC Holdings PLC (HKD denominated)	57,200	692
KB Financial Group, Inc.	33,773	2,775
Hana Financial Group, Inc.	38,096	2,436
AIA Group, Ltd.	269,000	2,412
Banco Santander SA	278,262	2,303
Euronext NV	13,050	2,231
Prudential PLC	176,972	2,217
PICC Property and Casualty Co., Ltd., Class H	1,140,000	2,207
NatWest Group PLC	307,586	2,159
Deutsche Bank AG	72,520	2,150
Resona Holdings, Inc.	231,000	2,137
HDFC Bank, Ltd.	84,415	1,970
Bank Hapoalim BM	100,063	1,920
Aviva PLC	214,434	1,823
London Stock Exchange Group PLC	11,847	1,729
Kotak Mahindra Bank, Ltd.	67,163	1,694
Bank Leumi le-Israel BM	85,824	1,596
Munchener Ruckversicherungs-Gesellschaft AG	2,352	1,525
Allianz SE	3,670	1,488
Ping An Insurance (Group) Company of China, Ltd., Class H	198,500	1,261
Abu Dhabi Islamic Bank PJSC	213,614	1,251
3i Group PLC	22,022	1,245
Tokio Marine Holdings, Inc.	27,700	1,175
Edenred SA	36,354	1,126
Aon PLC, Class A	2,980	1,063
CVC Capital Partners PLC	50,136	1,026
XP, Inc., Class A	45,340	916
ICICI Bank, Ltd. (ADR)	26,538	893
Mediobanca SpA (a)	37,649	875
Adyen NV (b)	463	850
Etoro Group, Ltd., Class A (b)	12,624	841
Hiscox, Ltd.	48,322	832
Hong Kong Exchanges and Clearing, Ltd.	15,500	827
Tryg A/S	31,592	816
Macquarie Group, Ltd.	5,051	760
Pluxee NV	34,882	760
Canadian Imperial Bank of Commerce	9,407	668
Partners Group Holding AG	510	665
Mizuho Financial Group, Inc.	23,700	657
Plus500, Ltd.	13,607	634
Brookfield Corp., Class A (CAD denominated)	8,991	556
Grupo Financiero Banorte, SAB de CV, Series O	56,281	514
People’s Insurance Company (Group) of China, Ltd. (The), Class H	640,000	487
Banco BTG Pactual SA, units	61,713	480
Canara Bank	300,837	401
Sampo OYJ, Class A	36,843	396
Intesa Sanpaolo SpA	64,163	370
Grupo Financiero Inbursa, SAB de CV	139,929	361
MS&AD Insurance Group Holdings, Inc.	16,000	359
Saudi National Bank (The)	36,707	354
Bank Central Asia Tbk PT	641,400	343
Banca Generali SpA	6,155	342

American Funds Insurance Series	60

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Japan Post Bank Co., Ltd.	28,500	$308
ING Groep NV	10,568	232
Hang Seng Bank, Ltd.	12,900	193
Sberbank of Russia PJSC (c)	476,388	— (d)
		95,865

Industrials 16.00%
BAE Systems PLC	371,144	9,611
Airbus SE, non-registered shares	27,613	5,766
Ryanair Holdings PLC (ADR)	76,887	4,434
Siemens AG	11,090	2,843
Rheinmetall AG, non-registered shares	1,264	2,676
Hitachi, Ltd.	88,400	2,581
ABB, Ltd.	42,447	2,531
Safran SA	7,110	2,311
Deutsche Post AG	45,152	2,085
RELX PLC	38,138	2,061
ITOCHU Corp.	34,700	1,821
DSV A/S	7,290	1,752
Epiroc AB, Class B	42,138	806
Epiroc AB, Class A	33,488	727
Motiva Infraestrutura de Mobilidade SA	599,534	1,522
Canadian National Railway Co. (CAD denominated)	13,158	1,371
Diploma PLC	19,393	1,301
Alliance Global Group, Inc.	7,546,600	1,208
Copa Holdings SA, Class A	10,519	1,157
Compagnie de Saint-Gobain SA, non-registered shares	9,633	1,131
SMC Corp.	3,000	1,084
Volvo AB, Class B	38,529	1,081
Deutsche Lufthansa AG	123,520	1,045
Singapore Technologies Engineering, Ltd.	166,300	1,019
ASSA ABLOY AB, Class B	31,106	971
SPIE SA	15,845	890
SGH, Ltd.	22,731	809
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	34,778	798
Komatsu, Ltd.	20,200	664
Brambles, Ltd.	34,999	539
Kingspan Group PLC	6,112	520
Metso Corp.	39,888	516
Daikin Industries, Ltd.	4,000	473
Caterpillar, Inc.	1,195	464
Bombardier, Inc., Class B (b)	4,952	431
Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,100	403
Mitsui & Co., Ltd.	15,800	323
Rolls-Royce Holdings PLC	23,754	316
International Consolidated Airlines Group SA (CDI)	66,727	313
Ashtead Group PLC	4,715	302
Salik Co. PJSC	174,803	288
International Container Terminal Services, Inc.	32,510	237
Wizz Air Holdings PLC (b)	12,727	190
		63,371

Information technology 11.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	403,000	14,623
ASML Holding NV	7,732	6,171
MediaTek, Inc.	90,000	3,851
Samsung Electronics Co., Ltd.	71,381	3,163
Broadcom, Inc.	8,075	2,226
SAP SE	7,175	2,182

61	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
NEC Corp.	55,900	$1,638
Sage Group PLC (The)	68,516	1,176
Capgemini SE	6,781	1,159
ASMPT, Ltd.	137,500	1,008
SK hynix, Inc.	4,609	997
Halma PLC	20,776	913
ASM International NV	1,296	830
Fujitsu, Ltd.	31,500	769
Tokyo Electron, Ltd.	3,900	750
E Ink Holdings, Inc.	95,000	719
Bechtle AG, non-registered shares	12,590	590
Lumine Group, Inc., subordinate voting shares (b)	10,419	366
Tata Consultancy Services, Ltd.	8,945	361
Keyence Corp.	800	321
eMemory Technology, Inc.	3,000	242
Newgen Software Technologies, Ltd.	13,433	183
		44,238

Consumer staples 8.81%
British American Tobacco PLC	131,714	6,261
Philip Morris International, Inc.	27,581	5,023
Nestle SA	44,604	4,431
Imperial Brands PLC	91,475	3,613
Carlsberg A/S, Class B	14,001	1,984
KT&G Corp.	18,007	1,704
Pernod Ricard SA	16,278	1,622
Arca Continental, SAB de CV	127,111	1,344
L’Oreal SA, non-registered shares	3,110	1,330
Carrefour SA, non-registered shares	91,237	1,286
Danone SA	13,637	1,114
Anheuser-Busch InBev SA/NV	15,787	1,083
Yamazaki Baking Co., Ltd.	39,500	886
Tsingtao Brewery Co., Ltd., Class H	129,738	847
Kweichow Moutai Co., Ltd., Class A	3,290	647
Ocado Group PLC (b)	175,541	547
Unilever PLC	8,946	543
United Spirits, Ltd.	19,088	318
Seven & i Holdings Co., Ltd.	18,100	292
		34,875

Consumer discretionary 8.23%
Industria de Diseno Textil SA	85,241	4,436
Renault SA	67,213	3,098
Trip.com Group, Ltd. (ADR)	37,365	2,191
Trip.com Group, Ltd.	10,050	584
Prosus NV, Class N	48,589	2,717
MGM China Holdings, Ltd.	1,190,000	1,952
Amadeus IT Group SA, Class A, non-registered shares	17,324	1,459
LVMH Moet Hennessy-Louis Vuitton SE	2,363	1,238
Aristocrat Leisure, Ltd.	28,439	1,220
Evolution AB	13,052	1,037
Entain PLC	83,159	1,028
Midea Group Co., Ltd., Class A	95,500	962
ANTA Sports Products, Ltd.	72,700	875
Compagnie Financiere Richemont SA, Class A	4,098	772
InterContinental Hotels Group PLC	6,711	765
Hyundai Motor Co.	5,056	762
Suzuki Motor Corp.	51,100	618
Games Workshop Group PLC	2,664	593

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Restaurant Brands International, Inc. (CAD denominated)	8,197	$544
D’Ieteren Group	2,461	529
B&M European Value Retail SA	138,745	517
Meituan, Class B (b)	32,000	511
Dixon Technologies (India), Ltd.	2,917	510
Accor SA	9,691	506
Nitori Holdings Co., Ltd.	4,900	474
H World Group, Ltd. (ADR)	12,538	425
JD.com, Inc., Class A (ADR)	12,568	410
Paltac Corp.	14,300	401
Galaxy Entertainment Group, Ltd.	89,361	397
Amber Enterprises India, Ltd. (b)	4,368	345
BYD Co., Ltd., Class A	6,400	296
Maruti Suzuki India, Ltd.	1,989	288
Jumbo SA	3,722	128
		32,588

Communication services 7.32%
Koninklijke KPN NV	950,618	4,631
Singapore Telecommunications, Ltd.	972,800	2,923
Publicis Groupe SA	24,160	2,723
Tencent Holdings, Ltd.	32,500	2,082
Deutsche Telekom AG	49,481	1,805
Nintendo Co., Ltd.	17,500	1,687
Bharti Airtel, Ltd.	62,029	1,453
MTN Group, Ltd.	181,961	1,448
BT Group PLC	487,864	1,297
Orange	82,607	1,257
Kanzhun, Ltd., Class A (ADR) (b)	61,210	1,092
Swisscom AG (b)	1,375	975
NetEase, Inc.	34,200	919
Nippon Television Holdings, Inc.	38,500	895
HYBE Co., Ltd.	3,666	839
Indus Towers, Ltd. (b)	153,766	755
America Movil, SAB de CV, Class B (ADR)	37,216	668
Universal Music Group NV	20,503	664
KT Corp. (ADR)	22,308	464
Vend Marketplaces ASA, Class A	11,389	401
		28,978

Health care 6.52%
Sanofi	67,985	6,584
AstraZeneca PLC	38,492	5,347
EssilorLuxottica SA	11,732	3,219
Novo Nordisk AS, Class B	44,521	3,090
Chugai Pharmaceutical Co., Ltd.	24,300	1,270
bioMerieux SA	8,453	1,169
Haleon PLC	180,035	925
Grifols SA, Class B (ADR) (b)	96,958	876
Roche Holding AG, nonvoting non-registered shares	2,659	866
Bayer AG	25,374	763
Genus PLC	15,716	441
Max Healthcare Institute, Ltd.	27,843	414
Fresenius SE & Co. KGaA	7,058	355
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	40,000	274

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	1,100	$131
Akums Drugs and Pharmaceuticals, Ltd. (b)	16,884	115
Euroapi SA (a)(b)	1,412	5
		25,844

Materials 5.20%
Barrick Mining Corp.	145,374	3,027
Linde PLC	4,443	2,084
Glencore PLC	443,045	1,725
BASF SE	34,443	1,698
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	11,435	1,362
Shin-Etsu Chemical Co., Ltd.	35,500	1,176
Vale SA (ADR), ordinary nominative shares	84,314	819
Vale SA, ordinary nominative shares	32,911	319
Heidelberg Materials AG, non-registered shares	3,882	912
Anhui Conch Cement Co., Ltd., Class H	345,000	877
Norsk Hydro ASA	141,880	810
Nutrien, Ltd. (CAD denominated)	13,615	793
Air Liquide SA	3,426	707
Rio Tinto PLC	11,504	670
Grupo Mexico, SAB de CV, Series B	102,232	619
Sika AG	2,232	606
Valterra Platinum, Ltd. (ZAR denominated)	11,207	500
Valterra Platinum, Ltd. (GBP denominated) (b)	1,235	54
Fresnillo PLC	25,025	495
Franco-Nevada Corp. (CAD denominated)	2,647	435
Anglo American PLC	10,633	314
Fortescue, Ltd.	23,624	238
Givaudan SA	43	208
Freeport-McMoRan, Inc.	3,152	137
Alrosa PJSC (c)	53,607	— (d)
		20,585

Energy 4.55%
TotalEnergies SE	113,612	6,972
Cameco Corp. (CAD denominated)	32,219	2,393
Canadian Natural Resources, Ltd. (CAD denominated)	59,516	1,871
Shell PLC (GBP denominated)	50,148	1,758
Gaztransport & Technigaz SA	4,044	801
Cenovus Energy, Inc. (CAD denominated)	37,928	516
Cenovus Energy, Inc.	12,761	174
Repsol SA, non-registered shares	46,619	683
TC Energy Corp. (CAD denominated)	13,038	636
BP PLC	125,880	632
ADNOC Drilling Co. PJSC	316,861	492
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	30,053	376
Tourmaline Oil Corp.	7,613	367
Schlumberger NV	7,986	270
South Bow Corp. (a)	2,470	64
Sovcomflot PAO (c)	356,717	— (d)
		18,005

Utilities 2.76%
Engie SA	138,827	3,258
SSE PLC	64,755	1,628
Iberdrola SA, non-registered shares	80,462	1,544
Brookfield Infrastructure Partners, LP	37,345	1,251
RWE AG	29,722	1,240

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Veolia Environnement SA	18,018	$642
National Grid PLC	42,387	618
CPFL Energia SA	58,911	443
NTPC, Ltd.	81,979	320
		10,944

Real estate 1.05%
Mitsubishi Estate Co., Ltd.	42,900	805
Prologis Property Mexico, SA de CV, REIT	186,799	706
CK Asset Holdings, Ltd.	124,000	547
Link REIT	93,568	500
Sun Hung Kai Properties, Ltd.	34,000	390
CapitaLand Integrated Commercial Trust REIT	222,900	380
Henderson Land Development Co., Ltd.	92,000	322
Longfor Group Holdings, Ltd.	248,742	293
Goodman Logistics (HK), Ltd. REIT	10,467	236
		4,179
Total common stocks (cost: $274,155,000)		379,472
Preferred securities 0.04%
Materials 0.04%
Gerdau SA, preferred nominative shares	58,932	174
Total preferred securities (cost: $222,000)		174
Short-term securities 4.17%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)(f)	156,755	15,675

Money market investments purchased with collateral from securities on loan 0.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)	842,889	843
Total short-term securities (cost: $16,516,000)		16,518
Total investment securities 100.02% (cost: $290,893,000)		396,164
Other assets less liabilities (0.02)%		(99)
Net assets 100.00%		$396,065
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)	$11,674	$48,655	$44,653	$— (d)	$(1)	$15,675	$272

65	American Funds Insurance Series

International Growth and Income Fund (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $891,000, which represented 0.22% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	66

Capital Income Builder
Investment portfolio June 30, 2025unaudited

Common stocks 74.97%	Shares	Value (000)
Financials 14.92%
JPMorgan Chase & Co.	85,808	$24,877
Morgan Stanley	105,303	14,833
Munchener Ruckversicherungs-Gesellschaft AG	20,000	12,972
Zurich Insurance Group AG	17,253	12,059
NatWest Group PLC	1,714,879	12,038
ING Groep NV	431,972	9,478
BlackRock, Inc.	8,807	9,241
Wells Fargo & Co.	100,287	8,035
Intact Financial Corp.	34,475	8,017
DBS Group Holdings, Ltd.	213,416	7,538
PNC Financial Services Group, Inc.	33,774	6,296
Truist Financial Corp.	133,958	5,759
KB Financial Group, Inc.	67,130	5,516
Tokio Marine Holdings, Inc.	104,800	4,447
Hana Financial Group, Inc.	69,407	4,438
Euronext NV	22,802	3,897
American International Group, Inc.	43,446	3,719
AIA Group, Ltd.	400,000	3,587
TPG, Inc., Class A	68,006	3,567
National Bank of Canada	33,144	3,420
BNP Paribas SA	36,399	3,272
Banco Santander SA	392,996	3,253
East West Bancorp, Inc.	31,456	3,176
Sampo OYJ, Class A	289,641	3,115
Progressive Corp.	11,438	3,052
360 ONE WAM, Ltd.	213,984	2,981
Toronto-Dominion Bank (The) (CAD denominated)	38,971	2,866
Power Corporation of Canada, subordinate voting shares (a)	71,810	2,805
Banco Bilbao Vizcaya Argentaria SA	178,297	2,742
UniCredit SpA	38,177	2,559
Apollo Asset Management, Inc.	17,756	2,519
CME Group, Inc., Class A	9,068	2,499
PICC Property and Casualty Co., Ltd., Class H	1,252,000	2,424
3i Group PLC	35,575	2,012
Blackstone, Inc.	13,386	2,002
EFG International AG	105,100	1,947
Kaspi.kz JSC	21,756	1,916
Webster Financial Corp.	33,891	1,851
Skandinaviska Enskilda Banken AB, Class A	105,131	1,835
Mizuho Financial Group, Inc.	64,500	1,789
Swiss Re AG	10,267	1,775
Samsung Fire & Marine Insurance Co., Ltd.	5,329	1,714
Deutsche Bank AG	53,468	1,585
State Street Corp.	14,738	1,567
Hong Kong Exchanges and Clearing, Ltd.	28,000	1,494
Standard Chartered PLC	87,032	1,442
SouthState Corp.	12,116	1,115
Patria Investments, Ltd., Class A	70,098	986
Bank Central Asia Tbk PT	1,673,400	894
Canadian Imperial Bank of Commerce	12,050	855
Western Union Co.	98,671	831
Marsh & McLennan Cos., Inc.	3,782	827
Citizens Financial Group, Inc.	17,188	769
Vontobel Holding AG	9,350	755
Houlihan Lokey, Inc., Class A	3,658	658
Great-West Lifeco, Inc.	17,173	653
Resona Holdings, Inc.	62,400	577

67	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
First American Financial Corp.	6,638	$408
Bank Mandiri (Persero) Tbk PT	1,301,701	391
Sberbank of Russia PJSC (b)	204,176	— (c)
		233,645

Information technology 9.73%
Broadcom, Inc.	218,318	60,179
Taiwan Semiconductor Manufacturing Co., Ltd.	821,800	29,820
Microsoft Corp.	47,315	23,535
Accenture PLC, Class A	24,540	7,335
Seagate Technology Holdings PLC	33,236	4,797
Tokyo Electron, Ltd.	23,200	4,459
Texas Instruments, Inc.	21,302	4,423
SAP SE	12,964	3,942
KLA Corp.	3,797	3,401
HCL Technologies, Ltd.	134,835	2,718
MediaTek, Inc.	50,000	2,140
TE Connectivity Public, Ltd. Co.	10,940	1,845
Analog Devices, Inc.	7,300	1,738
TDK Corp.	140,100	1,649
Capgemini SE	2,349	401
		152,382

Industrials 8.67%
RTX Corp.	200,678	29,303
Volvo AB, Class B	331,726	9,306
Siemens AG	34,165	8,759
Deutsche Post AG	170,160	7,859
BAE Systems PLC	287,802	7,453
RELX PLC	110,698	5,982
Paychex, Inc.	35,883	5,220
Mitsubishi Corp.	228,781	4,588
Singapore Technologies Engineering, Ltd.	716,900	4,392
Marubeni Corp.	211,300	4,274
FedEx Corp.	17,546	3,988
Honeywell International, Inc.	16,873	3,929
Automatic Data Processing, Inc.	12,139	3,744
Carrier Global Corp.	43,991	3,220
Broadridge Financial Solutions, Inc.	13,014	3,163
Airbus SE, non-registered shares	12,725	2,657
Canadian National Railway Co. (CAD denominated)	23,624	2,462
Northrop Grumman Corp.	4,914	2,457
Union Pacific Corp.	10,554	2,428
ITOCHU Corp.	41,500	2,178
Localiza Rent a Car SA, ordinary nominative shares	272,638	2,033
Bureau Veritas SA	58,499	1,994
Robert Half, Inc.	41,739	1,713
Epiroc AB, Class A	60,943	1,323
Epiroc AB, Class B	4,933	95
Trinity Industries, Inc.	51,776	1,399
Schneider Electric SE	5,014	1,334
UL Solutions, Inc., Class A	16,361	1,192
SGS SA	11,681	1,185
PACCAR, Inc.	12,078	1,148
Transurban Group	121,112	1,114
Sulzer AG	5,386	972
Logista Integral SA, non-registered shares	23,729	777
ABB, Ltd.	11,891	709

American Funds Insurance Series	68

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Brambles, Ltd.	40,818	$629
Computershare Ltd.	22,570	593
Watsco, Inc.	415	183
		135,755

Consumer staples 8.60%
Philip Morris International, Inc.	232,304	42,309
British American Tobacco PLC	501,602	23,843
British American Tobacco PLC (ADR)	40,836	1,933
Mondelez International, Inc., Class A	220,906	14,898
Imperial Brands PLC	229,612	9,068
Nestle SA	60,265	5,987
Sysco Corp.	57,604	4,363
Danone SA	45,261	3,698
ITC, Ltd.	710,417	3,450
Altria Group, Inc.	58,605	3,436
Carlsberg A/S, Class B	21,785	3,087
Coca-Cola Co.	42,247	2,989
Kimberly-Clark Corp.	19,552	2,521
General Mills, Inc.	42,990	2,227
WH Group, Ltd.	2,022,500	1,945
Suntory Beverage & Food, Ltd.	51,300	1,642
Procter & Gamble Co.	9,712	1,547
Dollar General Corp.	10,394	1,189
PepsiCo, Inc.	8,237	1,088
Unilever PLC	16,272	988
Anheuser-Busch InBev SA/NV	12,112	831
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	727
Pernod Ricard SA	5,475	545
Constellation Brands, Inc., Class A	1,891	308
Scandinavian Tobacco Group A/S	9,175	122
		134,741

Health care 8.10%
AbbVie, Inc.	109,793	20,380
Abbott Laboratories	124,644	16,953
Amgen, Inc.	49,129	13,717
Gilead Sciences, Inc.	117,805	13,061
AstraZeneca PLC	88,789	12,334
Sanofi	108,546	10,512
Novo Nordisk AS, Class B	110,487	7,668
Medtronic PLC	82,172	7,163
UnitedHealth Group, Inc.	14,130	4,408
Bristol-Myers Squibb Co.	85,101	3,939
Takeda Pharmaceutical Co., Ltd.	106,625	3,276
Merck & Co., Inc.	28,632	2,267
CVS Health Corp.	31,588	2,179
EBOS Group, Ltd.	81,078	1,899
EssilorLuxottica SA	6,880	1,887
Roche Holding AG, nonvoting non-registered shares	4,650	1,514
Novartis AG	9,389	1,138
Sandoz Group AG	18,029	987
GSK PLC	43,796	836
Royalty Pharma PLC, Class A	22,537	812
		126,930

Utilities 5.29%
Engie SA	348,234	8,173

69	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Iberdrola SA, non-registered shares	391,173	$7,506
E.ON SE	386,133	7,107
Dominion Energy, Inc.	124,159	7,017
National Grid PLC	446,695	6,509
SSE PLC	209,134	5,256
Pinnacle West Capital Corp.	56,998	5,100
DTE Energy Co.	37,944	5,026
CenterPoint Energy, Inc.	124,795	4,585
Duke Energy Corp.	33,133	3,910
Southern Co. (The)	41,174	3,781
Entergy Corp.	37,644	3,129
Sempra	39,487	2,992
Atmos Energy Corp.	15,655	2,413
Enel SpA	230,994	2,192
Power Grid Corporation of India, Ltd.	616,919	2,157
SembCorp Industries, Ltd.	268,900	1,449
AES Corp.	132,318	1,392
NextEra Energy, Inc.	18,420	1,279
Edison International	21,128	1,090
Power Assets Holdings, Ltd.	127,000	816
		82,879

Consumer discretionary 4.85%
McDonald’s Corp.	32,086	9,375
Industria de Diseno Textil SA	154,521	8,042
Home Depot, Inc.	19,698	7,222
Starbucks Corp.	74,312	6,809
YUM! Brands, Inc.	33,673	4,990
Midea Group Co., Ltd., Class A	484,566	4,882
Royal Caribbean Cruises, Ltd.	11,474	3,593
Compagnie Generale des Etablissements Michelin	92,890	3,451
LVMH Moet Hennessy-Louis Vuitton SE	6,411	3,358
Evolution AB	39,788	3,161
Amadeus IT Group SA, Class A, non-registered shares	33,725	2,840
Tractor Supply Co.	42,150	2,224
NEXT PLC	12,951	2,211
Compagnie Financiere Richemont SA, Class A	11,374	2,142
Aristocrat Leisure, Ltd.	49,212	2,111
Darden Restaurants, Inc.	9,659	2,105
Vail Resorts, Inc.	12,620	1,983
Restaurant Brands International, Inc.	27,181	1,802
Galaxy Entertainment Group, Ltd.	283,000	1,256
Las Vegas Sands Corp.	26,266	1,143
OPAP SA	26,284	596
Jumbo SA	13,271	458
International Game Technology PLC	17,882	283
		76,037

Energy 4.64%
Exxon Mobil Corp.	134,162	14,463
Canadian Natural Resources, Ltd. (CAD denominated)	372,833	11,718
TC Energy Corp. (CAD denominated) (a)	195,019	9,521
Shell PLC (GBP denominated)	187,059	6,557
Shell PLC (ADR)	9,821	691
TotalEnergies SE	100,624	6,175
EOG Resources, Inc.	42,410	5,073
ConocoPhillips	52,067	4,672
South Bow Corp. (a)	156,968	4,075
EQT Corp.	62,823	3,664

American Funds Insurance Series	70

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Chevron Corp.	18,330	$2,625
Cenovus Energy, Inc.	93,424	1,271
DT Midstream, Inc.	10,047	1,104
Schlumberger NV	17,806	602
BP PLC	99,480	499
New Fortress Energy, Inc., Class A (d)	950	3
		72,713

Communication services 3.51%
Singapore Telecommunications, Ltd.	3,454,300	10,378
T-Mobile US, Inc.	30,317	7,223
Publicis Groupe SA	59,664	6,725
AT&T, Inc.	208,493	6,034
Deutsche Telekom AG	135,327	4,937
Koninklijke KPN NV	881,213	4,293
Comcast Corp., Class A	108,926	3,888
Verizon Communications, Inc.	65,877	2,850
NetEase, Inc.	86,600	2,328
Nintendo Co., Ltd.	18,200	1,754
America Movil, SAB de CV, Class B (ADR)	82,076	1,472
HKT Trust and HKT, Ltd., units	984,240	1,469
Omnicom Group, Inc.	12,215	879
Swisscom AG (d)	566	401
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	384
		55,015

Real estate 3.43%
VICI Properties, Inc. REIT	627,033	20,441
Welltower, Inc. REIT	45,047	6,925
Prologis, Inc. REIT	37,913	3,985
Extra Space Storage, Inc. REIT	23,759	3,503
American Tower Corp. REIT	14,128	3,123
Rexford Industrial Realty, Inc. REIT	84,140	2,993
Mindspace Business Parks REIT	399,976	1,866
Link REIT	302,148	1,613
CTP NV	75,076	1,578
CK Asset Holdings, Ltd.	322,500	1,421
UDR, Inc. REIT	34,393	1,404
Equinix, Inc. REIT	1,676	1,333
SBA Communications Corp. REIT, Class A	4,761	1,118
Sun Communities, Inc. REIT	5,902	747
Embassy Office Parks REIT	140,661	639
Lineage, Inc. REIT (a)	9,785	426
Longfor Group Holdings, Ltd.	357,634	422
Kimco Realty Corp. REIT	5,095	107
		53,644

Materials 3.23%
Air Products and Chemicals, Inc.	28,543	8,051
Rio Tinto PLC	117,196	6,829
Smurfit Westrock PLC	148,945	6,427
Shin-Etsu Chemical Co., Ltd.	191,162	6,335
Nitto Denko Corp.	218,938	4,244
Linde PLC	8,566	4,019
Vale SA, ordinary nominative shares	211,978	2,054
Vale SA (ADR), ordinary nominative shares	91,722	891
International Paper Co.	55,076	2,579
Anglo American PLC	75,013	2,214

71	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Antofagasta PLC	47,581	$1,182
BASF SE	23,462	1,157
Dow, Inc.	31,474	833
Eastman Chemical Co.	11,125	830
Barrick Mining Corp.	34,519	719
Evonik Industries AG	27,512	567
Givaudan SA	110	532
Air Liquide SA	2,512	518
BHP Group, Ltd. (CDI)	19,509	468
Valterra Platinum, Ltd. (GBP denominated) (d)	3,257	143
		50,592
Total common stocks (cost: $810,358,000)		1,174,333
Convertible stocks 0.43%
Information technology 0.19%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,982

Utilities 0.13%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,390
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	688
		2,078

Materials 0.06%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	30,256	971

Financials 0.05%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	697
Total convertible stocks (cost: $6,289,000)		6,728
Bonds, notes & other debt instruments 13.99%	Principal amount (000)
Mortgage-backed obligations 5.57%
Federal agency mortgage-backed obligations 4.63%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	USD— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	802	757
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	273	255
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	15	15

American Funds Insurance Series	72

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	USD22	$21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	29	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	162	149
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,853	1,702
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,584	2,279
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	296	263
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	115	100
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	76	67
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	42	37
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	12	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	127	111
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	82	71
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	43	34
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	125	110
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	185	147
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	22	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	157	137
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	19	17
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	14	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	110	96
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	171	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	71	64
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	806	710
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	460	403
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	269	244
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	105	98
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	9	8
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	53	53
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	150	119
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	107	107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	97	97
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	148	148
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	93	93
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (e)	90	89
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (e)	798	743
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)	71	70
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	232	228
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	59	58
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	253	253
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,378	1,406
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	313	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	369	376
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	229	234
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	173	177
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (e)	268	249
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	99	94
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	123	121
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (e)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	815	817
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	409	416
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (e)	911	848
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)	8	8
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	45	46
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	669	682
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	68	71

73	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	USD24	$25
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	27	28
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	869	871
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	117	119
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	62	63
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	948	955
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	115	117
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	71	71
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	395	405
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	125	127
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	26	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	19	19
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (e)	21	22
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	153	153
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	843	857
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	185	188
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	165	169
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (e)	109	111
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	97	100
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	80	81
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	20	20
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (e)	465	490
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,755	2,820
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	358	364
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	18	19
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	240	240
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	34	34
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	237	237
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	575	551
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	200	196
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (e)	1,177	1,095
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	44	45
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	628	639
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	318	305
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	25	25
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	334	320
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	79	80
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	20	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	204	208
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	14	14
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)	1	1
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (e)	207	214
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	328	338
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	218	220
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	535	514
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	368	317
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	401	375
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	115	107
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	63	54
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	109	94
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	181	171
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	7	7

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	USD23	$22
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	14	13
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	946	923
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	12	11
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	136	119
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	64	56
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	129	113
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	48	40
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (e)	102	89
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	243	193
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	110	95
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	796	691
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	455	394
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	313	292
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	753	722
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	146	127
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	44	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	111	96
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	165	160
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	586	577
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	287	288
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,430	2,191
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	103	103
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	437	419
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (e)	754	703
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	93	92
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	517	518
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)	391	392
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	31	31
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	979	981
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	79	80
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	15	16
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	8	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	32	32
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	18	19
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	17	17
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	214	215
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	850	835
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	45	45
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	9	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (e)	53	49
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (e)	243	256
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	8	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	1,190	1,211
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	874	875
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	18	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	450	461

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	USD9	$10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	270	272
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	53	53
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	17	17
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (e)	25	26
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	116	116
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	64	64
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	358	365
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	291	300
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	252	256
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	18	19
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	16	16
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	176	179
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	18	18
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	9	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	38	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	19	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	18	19
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	9	9
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	82	79
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	53	52
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	63	63
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	18	18
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (e)	568	543
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	339	339
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	37	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	171	175
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	84	85
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	8	8
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	12	13
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	3,033	3,134
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	12	12
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	350	356
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	20	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	92	93
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	15	15
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (e)	1	1
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	79	80
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)(f)	89	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	187	174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	180	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	81	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	68	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)	13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	837	749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	289	278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (e)	457	437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	688	669
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	995	946
Government National Mortgage Assn. 5.50% 7/1/2055 (e)(g)	609	610
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	160	156

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	USD2,792	$2,611
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	59	55
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	380	375
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	1,022	1,007
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	25	23
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (e)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (e)(g)	1,951	1,618
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (e)(g)	1,431	1,289
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (e)(g)	88	82
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (e)(g)	164	157
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (e)(g)	162	159
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (e)(g)	191	191
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (e)(g)	1,703	1,731
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (e)(g)	3,754	3,953
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (e)(g)	51	40
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (e)(g)	872	754
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (e)(g)	187	174
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (e)(g)	156	158
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (e)(g)	154	159
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (e)(g)	243	255
		72,469

Commercial mortgage-backed securities 0.47%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (e)(f)(h)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	128
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (e)(f)(h)	332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (e)(f)(h)	105	106
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (e)(f)(h)	628	626
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (e)(f)(h)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (e)(f)(h)	97	97
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (e)(f)(h)	152	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (e)(f)(h)	88	88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (e)(f)(h)	86	86
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (e)(f)(h)	176	177
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (e)(f)(h)	39	39
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	599
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (e)(f)(h)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (e)(f)(h)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	245
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(h)	574	582
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	215
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	596
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	338
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (e)(f)(h)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (e)(f)(h)	243	245

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	USD541	$558
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (e)(f)(h)	110	111
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (e)(f)(h)	597	592
		7,402

Collateralized mortgage-backed obligations (privately originated) 0.47%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	86	78
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	514	498
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	60	56
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	175	173
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	398	390
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	139	133
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	6	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (e)(f)(h)	28	29
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (e)(f)(h)	244	246
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (e)(f)(h)	82	82
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (e)(f)(h)	66	66
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (e)(f)(h)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (e)(f)(h)	11	12
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (e)(f)(h)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (e)(f)(h)	208	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (e)(f)(h)	90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (e)(f)(h)	7	7
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	97	98
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	59	58
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	765	770
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	57	57
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (e)(h)(i)	96	96
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	516	514
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	119	120
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (e)(f)(h)	152	150
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	172	174
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	387	391
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	969	975
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(h)	554	520
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	96	93
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (e)(f)(h)	140	141
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	18	17
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	16	16
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	9	9
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	329	299
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(h)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(h)	195	190

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	USD167	$167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	77	78
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	98	98
		7,360
Total mortgage-backed obligations		87,231
U.S. Treasury bonds & notes 4.93%
U.S. Treasury 4.93%
U.S. Treasury 4.00% 2/15/2026	2,369	2,367
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,737
U.S. Treasury 1.875% 6/30/2026	3,855	3,775
U.S. Treasury 1.125% 10/31/2026	995	960
U.S. Treasury 2.00% 11/15/2026 (j)	2,800	2,731
U.S. Treasury 4.625% 11/15/2026	1,200	1,212
U.S. Treasury 4.00% 1/15/2027 (j)	6,541	6,557
U.S. Treasury 0.50% 4/30/2027	2,375	2,240
U.S. Treasury 2.625% 5/31/2027	80	78
U.S. Treasury 3.875% 5/31/2027	3,009	3,016
U.S. Treasury 3.75% 6/30/2027	11,364	11,371
U.S. Treasury 4.00% 2/29/2028	745	751
U.S. Treasury 1.25% 3/31/2028	1,350	1,264
U.S. Treasury 3.625% 3/31/2028	4	4
U.S. Treasury 3.875% 6/15/2028	7,447	7,486
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	382
U.S. Treasury 4.00% 5/31/2030	917	955
U.S. Treasury 3.875% 6/30/2030	10,178	10,217
U.S. Treasury 4.00% 6/30/2032	7,532	7,536
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.25% 5/15/2035	3,046	3,050
U.S. Treasury 4.50% 8/15/2039	1,045	1,041
U.S. Treasury 4.75% 2/15/2041	1,730	1,753
U.S. Treasury 2.00% 11/15/2041 (j)	300	206
U.S. Treasury 5.00% 5/15/2045	585	601
U.S. Treasury 2.375% 5/15/2051 (j)	196	125
U.S. Treasury 4.00% 11/15/2052	152	133
U.S. Treasury 4.625% 2/15/2055 (j)	3,276	3,189
U.S. Treasury 4.75% 5/15/2055	310	308
Total U.S. Treasury bonds & notes		77,098
Corporate bonds, notes & loans 2.47%
Financials 0.47%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(h)(k)	264	262
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	99	101
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	127
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	26	24
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (i)	238	244
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (i)	USD75	$77
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	414
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	31
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	56
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	120	124
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	60	63
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	40	41
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)	197	202
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	202
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (i)	52	53
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	20	17
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	334
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	162	168
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	140	145
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	489
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	57	58
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (i)	38	39
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (i)	92	95
Navient Corp. 5.00% 3/15/2027	150	150
New York Life Global Funding 3.00% 1/10/2028 (h)	150	146
OneMain Finance Corp. 6.625% 5/15/2029	340	350
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	101
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	208
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	366
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	USD104	$114
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (i)	25	25
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	56	58
		7,412

Health care 0.34%
AbbVie, Inc. 5.05% 3/15/2034	175	178
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	99
Amgen, Inc. 5.25% 3/2/2030	124	128
Amgen, Inc. 4.20% 3/1/2033	133	128
Amgen, Inc. 5.25% 3/2/2033	71	73
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	97
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	269
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	302
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	317
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	97
Centene Corp. 4.625% 12/15/2029	530	516
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 5.625% 2/21/2053	55	51
CVS Health Corp. 6.05% 6/1/2054	50	49
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (h)	380	391
Merck & Co., Inc. 1.70% 6/10/2027	118	113
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	40	36
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	364
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	655
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
		5,251

81	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 0.25%
APA Corp. 4.25% 1/15/2030 (h)	USD385	$369
Baytex Energy Corp. 7.375% 3/15/2032 (h)	600	573
Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	9	9
ConocoPhillips Co. 5.50% 1/15/2055	50	47
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	258
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	335
Exxon Mobil Corp. 3.452% 4/15/2051	210	149
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (h)	400	384
NFE Financing, LLC 12.00% 11/15/2029 (h)	148	67
Occidental Petroleum Corp. 5.55% 10/1/2034	124	122
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	183
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	200	188
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	551
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	195
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	81
		3,845

Utilities 0.23%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	38
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	127
Edison International 5.45% 6/15/2029	100	99
Edison International 5.25% 3/15/2032	389	369
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	226
FirstEnergy Corp. 2.65% 3/1/2030	393	361
FirstEnergy Corp. 2.25% 9/1/2030	107	95
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	96
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	102
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	283
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	326
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	374
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	131
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	164
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	23
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Southern California Edison Co. 5.20% 6/1/2034	40	39
Southern California Edison Co. 3.60% 2/1/2045	206	142
Southern California Edison Co. 5.90% 3/1/2055	30	27
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
Xcel Energy, Inc. 4.75% 3/21/2028	264	267
		3,615

American Funds Insurance Series	82

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.23%
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	$61
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	24
CCO Holdings, LLC 4.25% 1/15/2034 (h)	655	584
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 5.40% 8/15/2054	29	28
Meta Platforms, Inc. 5.55% 8/15/2064	40	39
Netflix, Inc. 4.90% 8/15/2034	16	16
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026 (h)	253	243
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	750
TEGNA, Inc. 5.00% 9/15/2029	360	344
T-Mobile USA, Inc. 3.875% 4/15/2030	625	607
T-Mobile USA, Inc. 2.55% 2/15/2031	203	182
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	334
Verizon Communications, Inc. 1.75% 1/20/2031	142	123
		3,606

Consumer discretionary 0.20%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	17
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	11
Bath & Body Works, Inc. 6.875% 11/1/2035	150	156
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	285
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp. 6.125% 2/15/2033 (h)	175	179
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (h)	150	152
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (h)	150	130
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	298
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	600
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	628
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
General Motors Financial Co., Inc. 5.45% 9/6/2034	27	27
Hyundai Capital America 5.275% 6/24/2027 (h)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
		3,158

Industrials 0.19%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	205
Boeing Co. (The) 2.75% 2/1/2026	91	90
Boeing Co. (The) 6.259% 5/1/2027	376	387
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	92	99
Boeing Co. (The) 6.528% 5/1/2034	921	1,001
Boeing Co. (The) 5.805% 5/1/2050	136	131
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13

83	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Moog, Inc. 4.25% 12/9/2027 (h)	USD55	$54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		2,912

Real estate 0.16%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Equinix, Inc. 1.55% 3/15/2028	25	23
Equinix, Inc. 3.20% 11/18/2029	144	137
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	496
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	439
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 8.375% 6/15/2029	680	708
		2,577

Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.625% 2/6/2035	48	49
BAT Capital Corp. 4.70% 4/2/2027	105	105
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	34
BAT Capital Corp. 4.54% 8/15/2047	55	44
BAT Capital Corp. 4.758% 9/6/2049	121	100
BAT Capital Corp. 7.081% 8/2/2053	69	77
BAT International Finance PLC 4.448% 3/16/2028	150	150
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	167
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	145
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	126
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	73
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57

American Funds Insurance Series	84

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.625% 9/7/2033	USD30	$31
Philip Morris International, Inc. 4.90% 11/1/2034	90	90
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	334
		2,534

Information technology 0.13%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	107
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	266
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	101
Oracle Corp. 5.50% 8/3/2035	18	18
ServiceNow, Inc. 1.40% 9/1/2030	54	47
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	786
Synopsys, Inc. 5.70% 4/1/2055	380	378
		1,987

Materials 0.11%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	28
Celanese US Holdings, LLC 6.629% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	20	20
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	125	121
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	647
Dow Chemical Co. (The) 5.15% 2/15/2034	19	19
Dow Chemical Co. (The) 5.35% 3/15/2035	11	11
Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	53	48
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (h)	249	250
LYB International Finance III, LLC 3.625% 4/1/2051	102	68
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	313
		1,773
Total corporate bonds, notes & loans		38,670
Asset-backed obligations 0.95%
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (e)(h)	215	216

85	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (e)(h)	USD82	$82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (e)(h)	100	100
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (e)(h)	277	278
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	400	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (e)(h)	197	195
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (e)(h)	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	353
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	344	347
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	78	78
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	662	672
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	351	347
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	87	80
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	89
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	81
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	316	304
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	489	490
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	301	301
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	497	501
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (e)	139	140
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	323	324
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	394	397
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	149	151
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(h)	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	345	326
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	64	59
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (e)(h)	83	81
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	314	300
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (e)(h)	59	59
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	88	88
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	292
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	18	18
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	364	365
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (e)	15	14
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	28	28
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	172	173
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (e)(h)	246	246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(h)	26	24
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(h)	47	43
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	111	104
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	220	206
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (e)(f)(h)	114	114
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	881
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	445	447
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	126
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	36	35
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	153	153
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	214	216
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (e)(h)	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(h)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	198	197

American Funds Insurance Series	86

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	USD102	$103
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	195	195
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (e)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(h)	72	72
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	43	38
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	78	75
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (e)(f)(h)	335	328
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	257	257
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	84	86
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (e)(h)	799	804
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	215	216
		14,904
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Peru (Republic of) 2.783% 1/23/2031	190	171
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	197
United Mexican States 3.25% 4/16/2030	200	184
United Mexican States 7.375% 5/13/2055	245	253
		805
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	197

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	139
Total municipals		336
Total bonds, notes & other debt instruments (cost: $220,241,000)		219,044
Investment funds 2.06%	Shares
Capital Group Central Corporate Bond Fund (l)	3,819,323	32,235
Total Investment funds (cost: $35,212,000)		32,235
Short-term securities 8.35%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (l)(m)	1,150,689	115,069

Money market investments purchased with collateral from securities on loan 1.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)	15,786,027	15,786
Total short-term securities (cost: $130,837,000)		130,855
Total investment securities 99.80% (cost: $1,202,937,000)		1,563,195
Other assets less liabilities 0.20%		3,128
Net assets 100.00%		$1,566,323

87	American Funds Insurance Series

Capital Income Builder (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	269	9/17/2025	USD64,335	$44
2 Year U.S. Treasury Note Futures	Long	217	10/3/2025	45,141	178
5 Year U.S. Treasury Note Futures	Long	375	10/3/2025	40,875	429
10 Year U.S. Treasury Note Futures	Long	147	9/30/2025	16,482	313
10 Year Ultra U.S. Treasury Note Futures	Short	25	9/30/2025	(2,857)	(72)
20 Year U.S. Treasury Bond Futures	Long	44	9/30/2025	5,081	185
30 Year Ultra U.S. Treasury Bond Futures	Long	72	9/30/2025	8,577	332
					$1,409
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$— (c)	$—	$— (c)
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD690	— (c)	—	— (c)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	144	—	144
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	99	—	99
						$243	$—	$243
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2025 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD5,015	$111	$99	$12
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.06%
Capital Group Central Corporate Bond Fund	$30,920	$750	$—	$—	$565	$32,235	$750
Short-term securities 7.34%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (m)	60,575	199,935	145,437	— (c)	(4)	115,069	1,854
Total 9.40%				$— (c)	$561	$147,304	$2,604

American Funds Insurance Series	88

Capital Income Builder (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $16,714,000, which represented 1.07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Security did not produce income during the last 12 months.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,844,000, which represented 2.61% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,008,000, which represented 0.13% of the net assets of the fund.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $262,000, which represented 0.02% of the net assets of the fund.

(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Fncg. = Financing
GBP = British pounds

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

89	American Funds Insurance Series

Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Common stocks 67.14%	Shares	Value (000)
Information technology 16.85%
Broadcom, Inc.	5,212,782	$1,436,903
Microsoft Corp.	2,083,449	1,036,328
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,973,803	673,537
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	28,049
NVIDIA Corp.	2,594,429	409,894
Apple, Inc.	1,032,637	211,866
Intel Corp.	6,095,959	136,550
ASML Holding NV (ADR)	145,009	116,209
MicroStrategy, Inc., Class A (a)	246,870	99,792
Micron Technology, Inc.	726,977	89,600
KLA Corp.	94,152	84,336
International Business Machines Corp.	275,000	81,065
Adobe, Inc. (a)	202,715	78,426
Synopsys, Inc. (a)	90,490	46,392
Oracle Corp.	185,267	40,505
Diebold Nixdorf, Inc. (a)	532,940	29,525
Salesforce, Inc.	102,608	27,980
Applied Materials, Inc.	113,846	20,842
Motorola Solutions, Inc.	35,587	14,963
		4,662,762

Financials 12.18%
Apollo Asset Management, Inc.	2,534,818	359,615
Arthur J. Gallagher & Co.	1,010,070	323,344
Aon PLC, Class A	752,130	268,330
Mastercard, Inc., Class A	360,948	202,831
Synchrony Financial	3,000,000	200,220
Capital One Financial Corp.	889,662	189,284
Visa, Inc., Class A	525,963	186,743
Ares Management Corp., Class A	1,004,749	174,022
Blue Owl Capital, Inc., Class A	9,047,540	173,803
Bank of America Corp.	2,784,601	131,767
Blackstone, Inc.	837,355	125,252
Wells Fargo & Co.	1,413,342	113,237
American Express Co.	337,999	107,815
Brown & Brown, Inc.	964,468	106,931
Fiserv, Inc. (a)	584,262	100,733
BlackRock, Inc.	88,049	92,385
JPMorgan Chase & Co.	318,591	92,363
Chubb, Ltd.	273,887	79,351
Progressive Corp.	280,641	74,892
Citigroup, Inc.	875,000	74,480
AXA SA	1,445,264	70,941
KKR & Co., Inc.	273,886	36,435
Brookfield Corp., Class A	486,973	30,119
Goldman Sachs Group, Inc.	30,100	21,303
Intercontinental Exchange, Inc.	110,132	20,206
UniCredit SpA	214,008	14,346
Sberbank of Russia PJSC (b)	8,880,000	— (c)
		3,370,748

Industrials 9.09%
ATI, Inc. (a)	3,762,816	324,882
Boeing Co. (The) (a)	1,355,000	283,913
TransDigm Group, Inc.	160,869	244,624
L3Harris Technologies, Inc.	870,418	218,336
General Electric Co.	722,399	185,938
Honeywell International, Inc.	641,747	149,450
Deere & Co.	270,815	137,707

American Funds Insurance Series	90

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	183,050	$127,855
Caterpillar, Inc.	290,000	112,581
Ingersoll-Rand, Inc.	1,251,137	104,070
Safran SA	312,100	101,431
United Rentals, Inc.	129,402	97,491
Northrop Grumman Corp.	126,468	63,232
Trane Technologies PLC	137,366	60,085
Quanta Services, Inc.	152,260	57,566
Copart, Inc. (a)	835,833	41,014
Republic Services, Inc.	158,509	39,090
RTX Corp.	260,623	38,056
Union Pacific Corp.	158,202	36,399
Carrier Global Corp.	382,605	28,003
GE Vernova, Inc.	44,366	23,476
FTAI Aviation, Ltd.	181,908	20,927
Airbus SE, non-registered shares	94,296	19,689
		2,515,815

Consumer discretionary 7.00%
Booking Holdings, Inc.	68,188	394,757
Amazon.com, Inc. (a)	1,331,622	292,145
Royal Caribbean Cruises, Ltd.	808,815	253,272
Starbucks Corp.	1,827,909	167,491
Home Depot, Inc.	367,100	134,594
NIKE, Inc., Class B	1,485,288	105,515
Darden Restaurants, Inc.	448,084	97,669
D.R. Horton, Inc.	650,250	83,830
Carnival Corp. (a)	2,758,206	77,561
Compagnie Financiere Richemont SA, Class A	381,887	71,930
Moncler SpA	1,254,665	71,517
Texas Roadhouse, Inc.	325,829	61,064
Hilton Worldwide Holdings, Inc.	139,547	37,167
Restaurant Brands International, Inc.	498,700	33,059
Tesla, Inc. (a)	79,806	25,351
YUM! Brands, Inc.	91,381	13,541
lululemon athletica, Inc. (a)	44,474	10,566
AutoZone, Inc. (a)	1,687	6,262
Aimbridge Topco, LLC (a)(b)	10,722	807
Party City Holdco, Inc. (a)(b)	68,158	— (c)
Party City Holdco, Inc. (a)(b)(d)	681	— (c)
		1,938,098

Health care 6.79%
Vertex Pharmaceuticals, Inc. (a)	992,755	441,974
Gilead Sciences, Inc.	2,987,938	331,273
Eli Lilly and Co.	314,292	245,000
UnitedHealth Group, Inc.	480,370	149,861
Amgen, Inc.	473,094	132,093
CVS Health Corp.	1,451,353	100,114
Thermo Fisher Scientific, Inc.	179,059	72,601
Alnylam Pharmaceuticals, Inc. (a)	205,917	67,147
Abbott Laboratories	487,227	66,268
Illumina, Inc. (a)	599,260	57,175
Cooper Cos., Inc. (a)	731,383	52,045
Centene Corp. (a)	675,000	36,639
AbbVie, Inc.	176,323	32,729
Boston Scientific Corp. (a)	198,062	21,274
Exact Sciences Corp. (a)	388,980	20,670
Danaher Corp.	95,660	18,897

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Rotech Healthcare, Inc. (a)(b)(e)	184,138	$13,864
Molina Healthcare, Inc. (a)	36,950	11,007
Novo Nordisk AS, Class B	70,320	4,881
Endo, Inc. (a)	140,115	2,941
Endo, Inc., 1L 7.50% Escrow (a)(b)	9,648,000	— (c)
Carbon Health Technologies, Inc., Class A (a)(b)	4,955,500	50
		1,878,503

Materials 4.82%
Franco-Nevada Corp. (CAD denominated)	1,925,000	316,044
Wheaton Precious Metals Corp.	3,349,100	300,749
Royal Gold, Inc.	1,405,000	249,865
Lundin Mining Corp.	16,017,925	168,443
First Quantum Minerals, Ltd. (a)	5,805,000	103,119
Linde PLC	145,263	68,154
Freeport-McMoRan, Inc.	1,400,000	60,690
Corteva, Inc.	571,302	42,579
Air Products and Chemicals, Inc.	45,664	12,880
Avery Dennison Corp.	65,336	11,465
Venator Materials PLC (a)(b)	4,096	— (c)
		1,333,988

Consumer staples 4.33%
Philip Morris International, Inc.	4,082,884	743,615
Keurig Dr Pepper, Inc.	3,252,056	107,513
Constellation Brands, Inc., Class A	499,955	81,333
Costco Wholesale Corp.	69,889	69,186
Nestle SA	617,055	61,305
US Foods Holding Corp. (a)	514,932	39,655
Estee Lauder Cos., Inc. (The), Class A	440,395	35,584
Altria Group, Inc.	527,643	30,936
Bunge Global SA	197,085	15,822
Procter & Gamble Co.	75,358	12,006
		1,196,955

Communication services 3.78%
Meta Platforms, Inc., Class A	581,159	428,948
Alphabet, Inc., Class C	1,206,415	214,006
Alphabet, Inc., Class A	344,016	60,626
Comcast Corp., Class A	6,366,969	227,237
Charter Communications, Inc., Class A (a)	179,040	73,193
Nintendo Co., Ltd.	265,200	25,561
Take-Two Interactive Software, Inc. (a)	67,585	16,413
		1,045,984

Energy 1.29%
Canadian Natural Resources, Ltd. (CAD denominated)	4,009,172	126,009
ConocoPhillips	824,000	73,946
Shell PLC (GBP denominated)	1,914,457	67,103
EOG Resources, Inc.	254,319	30,419
Noble Corp. PLC, Class A	771,174	20,474
Halliburton Co.	960,000	19,565
Schlumberger NV	286,500	9,684
Exxon Mobil Corp.	66,470	7,165
Constellation Oil Services Holding SA (NDR) (a)	1,564,956	699
New Fortress Energy, Inc., Class A (a)	150,315	499

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Altera Infrastructure, LP (b)	16,129	$498
Expand Energy Corp.	277	32
Bighorn Permian Resources, LLC (b)	4,392	— (c)
		356,093

Real estate 0.53%
VICI Properties, Inc. REIT	2,308,795	75,267
American Tower Corp. REIT	136,942	30,267
Simon Property Group, Inc. REIT	119,922	19,279
Crown Castle, Inc. REIT	134,329	13,799
Alexandria Real Estate Equities, Inc. REIT	121,544	8,828
		147,440

Utilities 0.48%
DTE Energy Co.	848,144	112,345
FirstEnergy Corp.	323,684	13,032
Southern Co. (The)	83,100	7,631
		133,008
Total common stocks (cost: $10,832,516,000)		18,579,394
Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(b)(d)	450	647
Total preferred securities (cost: $466,000)		647
Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (a)	524	54
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(b)	4	— (c)
Total rights & warrants (cost: $313,000)		54
Convertible stocks 0.14%
Information technology 0.07%
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares (f)	168,200	20,354

Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,826
Total convertible stocks (cost: $29,379,000)		38,180
Bonds, notes & other debt instruments 26.96%	Principal amount (000)
Mortgage-backed obligations 10.51%
Federal agency mortgage-backed obligations 9.44%
Fannie Mae Pool #AE3069 4.00% 9/1/2025 (g)	USD— (c)	— (c)
Fannie Mae Pool #AH0829 4.00% 1/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (g)	24	24
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #890329 4.00% 4/1/2026 (g)	2	2

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (g)	USD— (c)	$— (c)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (g)	6	6
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (g)	7	7
Fannie Mae Pool #254767 5.50% 6/1/2033 (g)	133	136
Fannie Mae Pool #555956 5.50% 12/1/2033 (g)	85	87
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (g)	238	238
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (g)	243	229
Fannie Mae Pool #929185 5.50% 1/1/2036 (g)	254	262
Fannie Mae Pool #893641 6.00% 9/1/2036 (g)	496	520
Fannie Mae Pool #893688 6.00% 10/1/2036 (g)	125	131
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (g)	4,020	3,808
Fannie Mae Pool #907239 6.00% 12/1/2036 (g)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (g)	41	43
Fannie Mae Pool #888292 6.00% 3/1/2037 (g)	369	387
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (g)	69	71
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (g)	124	116
Fannie Mae Pool #190379 5.50% 5/1/2037 (g)	39	40
Fannie Mae Pool #924952 6.00% 8/1/2037 (g)	586	614
Fannie Mae Pool #888637 6.00% 9/1/2037 (g)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (g)	228	240
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (g)	724	762
Fannie Mae Pool #995224 6.00% 9/1/2038 (g)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (g)	231	242
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (g)	141	147
Fannie Mae Pool #889983 6.00% 10/1/2038 (g)	13	14
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (g)	504	528
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (g)	69	72
Fannie Mae Pool #995391 6.00% 11/1/2038 (g)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (g)	— (c)	— (c)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (g)	47	49
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (g)	137	144
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (g)	167	174
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (g)	336	351
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (g)	5,520	4,763
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (g)	16,669	13,782
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (g)	2,457	2,308
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (g)	1,527	1,471
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (g)	830	800
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (g)	815	786
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (g)	4,247	3,986
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (g)	6,952	6,458
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (g)	989	921
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (g)	2,175	2,019
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (g)	80	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (g)	290	261
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (g)	1,234	1,170
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (g)	1,226	1,128
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (g)	1,825	1,681
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (g)	375	337
Fannie Mae Pool #256975 7.00% 10/1/2047 (g)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (g)	1,259	1,153
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (g)	2,105	1,999
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (g)	8	8
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (g)	9	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (g)	13,393	12,303
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (g)	1,798	1,672
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (g)	1,390	1,234
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (g)	31	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (g)	4,580	3,862
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (g)	404	336

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (g)	USD10,266	$8,665
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (g)	304	266
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (g)	2,329	1,848
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (g)	8,416	7,083
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (g)	1,305	1,103
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (g)	715	595
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (g)	11,550	10,313
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (g)	1,956	1,552
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (g)	1,609	1,275
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (g)	1,036	1,008
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (g)	5,151	4,110
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (g)	778	647
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (g)	79	66
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (g)	29	24
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (g)	6,030	4,780
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (g)	1,837	1,456
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (g)	3,200	2,701
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (g)	60	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (g)	4,141	3,287
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (g)	1,760	1,395
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (g)	96	80
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (g)	4,542	3,969
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (g)	559	489
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (g)	828	688
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (g)	778	646
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (g)	34,956	29,022
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (g)	9,291	7,714
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (g)	414	362
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (g)	154	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (g)	2,059	1,710
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (g)	5,970	4,733
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (g)	3,904	3,456
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (g)	71	62
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (g)	1,338	1,111
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (g)	661	549
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (g)	840	698
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (g)	536	445
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (g)	134	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (g)	92	77
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (g)	7,704	6,123
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (g)	5,300	4,201
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (g)	7,975	6,967
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (g)	2,437	1,937
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (g)	14,266	11,989
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (g)	6,680	5,611
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (g)	162	136
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (g)	78	66
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (g)	2,944	2,338
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (g)	124	103
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (g)	65	54
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (g)	10,085	8,812
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (g)	6,678	5,298
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (g)	5,115	4,063
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (g)	1,824	1,447
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (g)	991	786
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (g)	2,133	1,774
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (g)	1,947	1,617
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (g)	728	607

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (g)	USD636	$528
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (g)	53,834	47,420
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (g)	2,963	2,348
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (g)	2,462	1,956
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (g)	1,826	1,449
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (g)	1,312	1,040
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (g)	1,300	1,030
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (g)	115	91
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (g)	813	678
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (g)	739	616
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (g)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (g)	163	136
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (g)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (g)	352	305
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (g)	5,929	4,714
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (g)	3,022	2,400
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (g)	909	757
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (g)	880	733
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (g)	877	731
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (g)	162	135
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (g)	138	115
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (g)	657	613
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (g)	9,713	7,721
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (g)	940	783
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (g)	869	723
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (g)	118	98
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (g)	2,416	1,917
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (g)	786	654
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (g)	5,830	5,436
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (g)	1,363	1,272
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (g)	5,085	4,876
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (g)	5,004	3,968
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (g)	23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (g)	156	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (g)	94	78
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (g)	629	602
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (g)	1,007	995
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (g)	16,546	13,126
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (g)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (g)	10,696	10,257
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (g)	839	806
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (g)	450	444
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (g)	982	915
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (g)	936	873
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (g)	9,896	9,490
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (g)	2,995	2,873
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (g)	887	738
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (g)	2,361	2,369
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (g)	22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (g)	2,695	2,582
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (g)	569	530
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (g)	982	985
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (g)	902	841
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (g)	2,515	2,533
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (g)	327	304
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (g)	2,143	2,108
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (g)	6,967	6,492
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (g)	10,714	10,537

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (g)	USD765	$756
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (g)	963	964
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (g)	170	171
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (g)	239	248
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (g)	285	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (g)	25,639	25,196
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (g)	613	614
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (g)	1,250	1,302
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (g)	444	461
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (g)	325	339
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (g)	11,488	9,125
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (g)	840	697
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (g)	786	653
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (g)	9,490	8,840
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (g)	13,850	13,277
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (g)	2,308	2,313
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (g)	101	101
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (g)	5,473	5,487
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (g)	20,042	20,408
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (g)	1,775	1,778
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (g)	4,871	4,960
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (g)	15,359	14,300
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (g)	14,504	13,506
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (g)	4,114	4,121
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (g)	7,362	7,497
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (g)	11,356	10,574
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (g)	273	273
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (g)	7,518	7,774
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (g)	2,197	2,283
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (g)	12,395	11,537
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (g)	1,962	1,826
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (g)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (g)	542	542
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (g)	3,263	3,330
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (g)	2,266	2,344
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (g)	11,351	11,359
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (g)	4,859	4,873
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (g)	896	912
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (g)	888	909
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (g)	9	9
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (g)	7,444	7,469
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (g)	1,120	1,121
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (g)	2,259	2,299
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (g)	1,021	1,045
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (g)	993	1,016
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (g)	860	877
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (g)	805	825
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (g)	1,009	1,048
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (g)	60	62
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (g)	6,048	6,053
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (g)	2,419	2,423
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (g)	1,495	1,497
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	12,501	12,716
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (g)	1,411	1,436
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (g)	698	713
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (g)	504	514
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (g)	6,917	7,149
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (g)	4,621	4,812
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (g)	3,438	3,580
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (g)	1,573	1,638

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (g)	USD469	$488
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (g)	270	281
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (g)	454	445
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (g)	1,403	1,408
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (g)	9,453	9,617
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (g)	2,887	2,956
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (g)	1,614	1,645
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (g)	1,361	1,387
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (g)	1,183	1,210
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (g)	1,167	1,188
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (g)	954	970
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (g)	356	364
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (g)	279	285
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (g)	275	281
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (g)	1,830	1,906
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (g)	1,337	1,392
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (g)	3,829	3,841
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (g)	2,421	2,435
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (g)	2,298	2,310
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (g)	1,169	1,170
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (g)	2,955	3,023
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (g)	6,658	6,197
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (g)	1,872	1,743
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (g)	20,081	19,697
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (g)	1,900	1,903
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (g)	502	502
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)	310	310
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (g)	24,032	23,574
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (g)	1,095	1,076
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (g)	1,450	1,452
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)	27,343	27,808
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (g)	3,069	3,120
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (g)	341	347
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (g)	841	783
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (g)	13,705	13,118
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (g)	1,956	1,921
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (g)	4,789	4,871
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (g)	2,808	2,855
Fannie Mae Pool #DC9721 6.50% 1/1/2055 (g)	17,221	17,806
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (g)	1,825	1,827
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	22,612	22,994
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (g)	5,681	5,870
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (g)	14,938	14,298
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	7,363	7,486
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (g)	25,308	23,550
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (g)	15,703	15,030
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)	6,045	6,148
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (g)	259	268
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (g)	3,888	3,813
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (g)	10,004	10,172
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (g)	1,988	1,949
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (g)	168	168
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (g)	5,401	5,043
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (g)	9,400	9,090
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (g)	3,321	2,864
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (g)	9,297	7,394
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (g)	763	645
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (g)	3,230	2,861
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (g)	3,613	3,341
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (g)	19	20

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (g)	USD54	$55
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (g)	26	23
Freddie Mac Pool #C91912 3.00% 2/1/2037 (g)	7,241	6,866
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (g)	183	171
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (g)	52	49
Freddie Mac Pool #G03978 5.00% 3/1/2038 (g)	327	332
Freddie Mac Pool #G04553 6.50% 9/1/2038 (g)	37	39
Freddie Mac Pool #G08347 4.50% 6/1/2039 (g)	49	49
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (g)	18,245	15,828
Freddie Mac Pool #C03518 5.00% 9/1/2040 (g)	479	486
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (g)	1,243	1,202
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (g)	901	869
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (g)	586	566
Freddie Mac Pool #760014 3.889% 8/1/2045 (g)(h)	140	139
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (g)	3,958	3,768
Freddie Mac Pool #G60344 4.00% 12/1/2045 (g)	3,780	3,607
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (g)	3,337	3,032
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (g)	191	187
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (g)	192	188
Freddie Mac Pool #760015 3.45% 1/1/2047 (g)(h)	344	335
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (g)	1,055	974
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (g)	1,837	1,740
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (g)	1,581	1,540
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (g)	755	628
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (g)	309	271
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (g)	25,275	20,177
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (g)	14,701	11,844
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (g)	1,783	1,413
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (g)	34	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (g)	24	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (g)	58	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (g)	26,126	21,009
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (g)	668	555
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (g)	336	296
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (g)	793	631
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (g)	8,375	7,055
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (g)	5,715	4,823
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (g)	808	671
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (g)	48	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (g)	5,553	4,888
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (g)	640	554
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (g)	2,955	2,453
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (g)	149	132
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (g)	3,771	2,991
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (g)	1,621	1,288
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (g)	5,655	4,750
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (g)	2,642	2,195
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (g)	1,987	1,674
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (g)	918	763
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (g)	284	250
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (g)	1,663	1,320
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (g)	1,598	1,268
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (g)	853	676
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (g)	828	658
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (g)	538	449
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (g)	822	746
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (g)	3,841	3,050
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (g)	2,909	2,311
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (g)	1,742	1,381
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (g)	1,077	854

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (g)	USD854	$677
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (g)	255	202
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (g)	56	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (g)	838	698
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (g)	29	24
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (g)	2,950	2,343
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (g)	1,836	1,456
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (g)	1,559	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (g)	1,064	843
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (g)	772	643
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (g)	591	492
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (g)	359	298
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (g)	111	92
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (g)	76	64
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (g)	812	676
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (g)	156	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (g)	118	98
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (g)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (g)	29,984	26,009
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (g)	3,568	2,841
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (g)	15,027	13,020
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (g)	2,152	2,006
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (g)	29,751	25,803
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (g)	1,164	1,020
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (g)(i)	36,298	34,932
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (g)	176	169
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (g)	863	717
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (g)	100	83
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (g)	808	775
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (g)	203	195
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (g)	119	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (g)	1,051	1,035
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (g)	29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (g)	1,160	1,112
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (g)	79	76
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (g)	2,998	2,875
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (g)	5,187	5,111
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (g)	223	186
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (g)	16,126	15,466
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (g)	927	771
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (g)	744	618
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (g)	1,846	1,720
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (g)	16,971	15,796
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (g)	1,188	1,174
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (g)	11,519	10,734
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (g)	81	77
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (g)	10,350	10,171
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (g)	3,365	3,132
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (g)	3,633	3,570
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (g)	2,741	2,747
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (g)	589	613
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (g)	511	532
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (g)	494	516
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (g)	480	502
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (g)	338	354
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (g)	258	269
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (g)	163	169
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (g)	142	151
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (g)	863	719
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (g)	9,181	8,549

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (g)	USD28	$28
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (g)	8,411	8,433
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (g)	693	712
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (g)	388	362
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (g)	26,525	26,569
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (g)	849	705
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (g)	102	85
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (g)	4,872	4,961
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (g)	1,962	1,826
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (g)	127,362	125,162
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (g)	23,225	23,285
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (g)	728	756
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (g)	587	608
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (g)	455	470
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (g)	295	306
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (g)	40	39
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (g)	438	438
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)	13,204	13,438
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (g)	302	281
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (g)	11,702	11,711
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (g)	120	125
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (g)	673	627
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (g)	1,590	1,602
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (g)	1,160	1,163
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (g)	402	410
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (g)	15,641	15,754
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (g)	7,744	7,755
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (g)	2,939	2,943
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (g)	511	524
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (g)	440	442
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (g)	1,650	1,689
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (g)	1,166	1,195
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (g)	1,774	1,837
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (g)	508	531
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (g)	1,956	1,920
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (g)	1,021	1,022
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (g)	751	752
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (g)	632	632
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (g)	6,950	7,070
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (g)	3,099	3,177
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (g)	712	725
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (g)	209	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (g)	5,999	6,201
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (g)	5,428	5,620
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (g)	2,113	2,200
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (g)	377	371
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (g)	268	263
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (g)	240	235
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (g)	6,211	6,230
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (g)	3,978	3,992
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (g)	3,559	3,566
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (g)	1,171	1,179
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (g)	652	656
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (g)	5,281	5,371
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (g)	2,900	2,976
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (g)	2,862	2,916
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (g)	1,821	1,863
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (g)	967	985
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (g)	1,766	1,839
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (g)	1,464	1,524

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (g)	USD875	$907
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (g)	3,633	3,645
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (g)	3,093	3,120
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (g)	2,393	2,401
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (g)	2,384	2,385
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (g)	1,536	1,546
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (g)	1,383	1,386
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (g)	1,180	1,181
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (g)	6,273	6,392
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (g)	3,411	3,490
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (g)	3,220	3,305
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (g)	2,991	3,070
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (g)	1,833	1,867
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (g)	829	843
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (g)	7,787	8,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (g)	1,177	1,221
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (g)	597	622
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (g)	383	397
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (g)	265	276
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (g)	141	146
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (g)	1,589	1,590
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (g)	419	433
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (g)	2,355	2,256
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (g)	134	128
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (g)	5,821	5,710
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (g)	6,584	6,589
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (g)	5,900	5,915
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (g)	41,540	39,760
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (g)	6,398	6,282
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (g)	3,747	3,677
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (g)	936	920
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (g)	309	304
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (g)	3,278	3,280
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (g)	1,307	1,309
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (g)	293	293
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (g)	4,392	4,394
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (g)	1,917	1,949
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (g)	100	103
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (g)	3,172	2,951
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (g)	3,997	3,827
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (g)	2,987	2,929
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (g)	182	182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (g)	2,934	2,983
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (g)	1,074	1,074
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (g)	390	396
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (g)	1,785	1,845
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (g)	1,687	1,655
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (g)	5,518	5,611
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	5,359	5,449
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (g)	4,855	5,017
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (g)	1,640	1,694
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (g)	3,572	3,504
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (g)	61	61
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)	1,422	1,445
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (g)	765	778
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (g)	704	716
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (g)	42	39
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (g)	2,098	2,057
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (g)	386	386
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (g)	26,271	26,711

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series T041, Class 3A, 4.45% 7/25/2032 (g)(h)	USD148	$136
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (g)	10,192	10,655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (g)(h)	2,047	1,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (g)(h)	884	840
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (g)	4,060	3,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(h)	3,930	3,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(h)	765	690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (g)	639	574
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)	1,240	1,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (g)	1,628	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (g)	6,893	6,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (g)	4,032	3,739
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (g)	1,606	1,562
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (g)	3,146	3,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (g)	2,455	2,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (g)	1,955	1,857
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (g)	411	384
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (g)	256	250
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (g)	152	148
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (g)	6,651	5,424
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (g)	66,491	54,207
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (g)	1,322	1,289
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (g)	364	355
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (g)	138	118
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (g)	19,601	16,674
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (g)	4,775	4,062
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (g)	17,975	15,920
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (g)	772	656
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (g)	13,647	12,084
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (g)	128	117
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (g)	824	703
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (g)	628	573
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (g)	9,635	9,027
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (g)	30,121	27,525
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (g)	2,178	1,852
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (g)	1,859	1,594
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (g)	2,934	2,822
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (g)	24,822	23,853
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (g)	5,140	4,787
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (g)	2,023	1,479
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (g)(j)	27,010	21,388
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (g)(j)	184,341	152,871
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (g)(j)	329	285
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (g)(j)	16,339	14,712
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (g)(j)	5,029	4,677
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (g)(j)	33	32
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (g)(j)	2,036	2,036
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (g)(j)	81,295	82,618
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (g)(j)	1,024	811
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (g)(j)	7,719	6,679
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (g)(j)	133,584	120,248
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (g)(j)	10,641	9,894
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (g)(j)	107,699	111,049
		2,613,173

Commercial mortgage-backed securities 0.84%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (g)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (g)	645	655

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (g)	USD5,368	$5,662
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (g)(h)	857	918
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (g)	4,615	4,782
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (g)	1,380	1,441
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (g)(h)	4,062	4,265
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (g)(h)	1,914	2,001
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (g)(h)	2,753	2,882
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (g)	2,909	2,621
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (g)(h)	490	484
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (g)	3,006	3,108
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (g)(h)	1,792	1,912
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (g)	1,828	1,892
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (g)	1,000	981
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (g)	2,960	2,624
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (g)(h)	750	745
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (g)	2,112	2,186
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (g)(h)	590	614
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (g)	618	633
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (g)(h)	1,750	1,760
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (g)	1,117	1,167
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (g)(h)	6,990	7,260
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (g)(h)	1,450	1,506
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (g)	3,334	3,484
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (d)(g)(h)	4,665	4,681
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (d)(g)(h)	5,608	5,592
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(g)(h)	4,365	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (d)(g)(h)	7,968	7,963
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (d)(g)(h)	5,348	5,344
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (d)(g)(h)	3,970	3,970
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (d)(g)(h)	1,070	1,070
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (d)(g)(h)	965	965
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (d)(g)(h)	4,504	4,504
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (d)(g)(h)	6,334	6,333
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (d)(g)(h)	7,668	7,708
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(g)(h)	11,410	11,575
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (d)(g)(h)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041 (d)(g)(h)	1,414	1,419
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (d)(g)(h)	5,162	5,151
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(g)(h)	3,606	3,727
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (d)(g)	3,677	3,839
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (d)(g)(h)	1,350	1,351
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (d)(g)(h)	1,105	1,106
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (d)(g)(h)	1,154	1,155
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(g)(h)	2,748	2,752
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(g)	3,795	3,338
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (d)(g)(h)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (d)(g)(h)	1,214	1,211
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (g)	2,489	2,246
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(g)(h)	2,059	2,063
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(g)(h)	5,246	5,393
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(g)(h)	10,151	10,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(g)	1,522	1,388

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(g)	USD578	$516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (d)(g)(h)	100	85
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (d)(g)(h)	1,960	1,964
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(g)	13,772	13,031
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (d)(g)(h)	487	488
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (g)(h)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (d)(g)(h)	577	579
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (d)(g)(h)	3,964	3,964
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(g)	2,194	1,927
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (d)(g)(h)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (d)(g)(h)	10,709	10,674
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(g)(h)	9,322	9,268
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (g)(h)	1,620	1,532
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (g)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (d)(g)(h)	5,716	5,728
		231,685

Collateralized mortgage-backed obligations (privately originated) 0.23%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(g)(k)	6,136	6,161
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(g)(h)	672	607
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(g)(k)	546	550
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(g)(h)	5,671	5,552
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(g)(k)	1,575	1,558
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(g)(k)	2,751	2,757
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (g)	112	114
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(g)(k)	6,582	6,340
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (d)(g)(h)	306	308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (d)(g)(h)	3,642	3,659
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(g)	3,645	3,510
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(g)(h)	6,890	6,980
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (g)	212	213
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(g)(k)	2,448	2,475
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(g)(k)	680	683
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(g)(k)	4,511	4,519
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(g)	2,635	2,483
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(g)	2,446	2,385
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (d)(g)(h)	4,925	4,957
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(g)(h)	675	676
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(g)	2,490	2,409

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(g)(k)	USD1,910	$1,923
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(g)(k)	1,943	1,943
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(g)(k)	1,217	1,230
		63,992
Total mortgage-backed obligations		2,908,850
Corporate bonds, notes & loans 7.30%
Financials 1.75%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,766
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(h)(l)	5,453	5,412
AG Issuer, LLC 6.25% 3/1/2028 (d)	4,470	4,474
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (d)	1,072	1,111
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(k)	4,250	4,286
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (d)	1,940	1,906
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (d)	2,295	2,264
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,040
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)	4,810	4,839
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	2,407	2,623
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	5,885	6,010
American International Group, Inc. 5.125% 3/27/2033	2,937	2,988
American International Group, Inc. 5.45% 5/7/2035	530	544
AmWINS Group, Inc. 4.875% 6/30/2029 (d)	1,348	1,311
Aon North America, Inc. 5.45% 3/1/2034	600	617
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)	2,415	2,543
Aretec Group, Inc. 7.50% 4/1/2029 (d)	1,250	1,266
Arthur J. Gallagher & Co. 5.00% 2/15/2032	750	761
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,450
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,482
Athene Holding, Ltd. 6.625% 5/19/2055	770	794
Banco Santander, SA 5.147% 8/18/2025	1,400	1,401
Banco Santander, SA 5.565% 1/17/2030	6,400	6,647
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)	2,176	2,026
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	485	455
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	5,533	5,765
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	1,000	872
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	4,064	4,147
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	1,182	1,212
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (k)	3,477	3,561
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (k)	326	332
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (k)	3,359	3,430
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(k)	2,220	2,285
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	445
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	1,976
Block, Inc. 3.50% 6/1/2031	2,325	2,134
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,223
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	823
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(k)	2,535	2,350
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	1,150	1,222
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(k)	8,155	8,462
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(k)	3,015	3,071
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(k)	9,000	9,456
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(k)	4,295	4,426
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,256
Brown & Brown, Inc. 5.25% 6/23/2032	358	365
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,819

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Brown & Brown, Inc. 6.25% 6/23/2055	USD5,952	$6,141
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(k)	938	975
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(k)	4,764	4,928
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(k)	5,200	5,223
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(k)	4,887	4,939
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	2,859	2,981
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	873
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,712
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
Citibank, NA 4.914% 5/29/2030	4,825	4,919
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (k)	8,000	8,018
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	7,250	7,303
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (k)	2,242	2,288
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (k)	4,750	4,729
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	2,506	2,192
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,299	1,335
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	1,650	1,664
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	4,213	4,360
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (k)	3,808	4,107
CME Group, Inc. 3.75% 6/15/2028	3,069	3,050
Coinbase Global, Inc. 3.375% 10/1/2028 (d)	6,514	6,112
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	5,766	5,139
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,032	4,030
Corebridge Financial, Inc. 3.65% 4/5/2027	914	902
Corebridge Financial, Inc. 3.85% 4/5/2029	556	545
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	153
Corebridge Financial, Inc. 4.40% 4/5/2052	438	351
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	6,650	6,461
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)	1,109	1,128
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	2,250	2,364
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	750	800
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (k)	300	281
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (d)(k)	6,945	6,971
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	4,540	4,565
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (k)	2,198	2,129
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)	4,000	3,886
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)	1,980	1,996
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	8,513	8,540
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)	1,443	1,480
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	2,000	1,497
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	937	833
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	873	773
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	15,084	15,173
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (k)	809	832
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	537	577
HUB International, Ltd. 7.375% 1/31/2032 (d)	690	722
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,095
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(k)	4,122	4,787
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(k)	3,245	3,644
Jane Street Group, LLC 6.75% 5/1/2033 (d)	3,015	3,102
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (d)	3,010	3,121
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (k)	2,666	2,611
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,066	1,076
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	1,550	1,549
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	3,351	3,387
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	3,630	3,642
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	4,250	4,468

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	USD1,262	$1,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	4,718	4,735
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	1,081	1,100
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (k)	2,952	3,042
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)	1,222	1,190
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,712
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,112
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,251
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	650
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	579
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,929
Mastercard, Inc. 4.35% 1/15/2032	4,801	4,782
Mastercard, Inc. 4.85% 3/9/2033	2,258	2,302
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,600	1,625
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (k)	2,450	2,450
Morgan Stanley 3.125% 7/27/2026	325	321
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	463	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	3,995	4,074
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	3,097	3,186
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	3,584	3,646
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,506	1,542
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)	1,031	951
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	3,500	3,423
MPT Finance Corp. 7.00% 2/15/2032	EUR2,075	2,508
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (d)	USD1,230	1,278
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	10,884
Navient Corp. 11.50% 3/15/2031	4,860	5,510
Navient Corp. 7.875% 6/15/2032	1,095	1,140
New York Life Global Funding 2.35% 7/14/2026 (d)	529	518
New York Life Global Funding 4.55% 1/28/2033 (d)	1,132	1,108
Northwestern Mutual Global Funding 1.75% 1/11/2027 (d)	2,240	2,162
Osaic Holdings, Inc. 10.75% 8/1/2027 (d)	2,420	2,427
PayPal Holdings, Inc. 2.65% 10/1/2026	593	582
PayPal Holdings, Inc. 2.30% 6/1/2030	552	502
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (d)	1,375	1,411
Planet Financial Group, LLC 10.50% 12/15/2029 (d)	540	541
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (k)	1,720	1,721
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	4,180	4,310
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	388
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	364
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,163
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,642
Prudential Financial, Inc. 3.70% 3/13/2051	677	498
Rocket Mortgage, LLC 2.875% 10/15/2026 (d)	2,110	2,059
Rocket Mortgage, LLC 3.625% 3/1/2029 (d)	1,505	1,431
SLM Corp. 6.50% 1/31/2030	1,460	1,534
Starwood Property Trust, Inc. 4.375% 1/15/2027 (d)	3,580	3,549
Starwood Property Trust, Inc. 7.25% 4/1/2029 (d)	970	1,021
Starwood Property Trust, Inc. 6.50% 7/1/2030 (d)	525	543
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(k)	1,000	999
Travelers Cos., Inc. 4.00% 5/30/2047	771	618
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (k)	2,000	2,003
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	1,677	1,814
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (k)	506	514
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (h)(l)	2,190	2,221
U.S. Bancorp 2.375% 7/22/2026	3,584	3,520

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	USD3,808	$3,882
UBS Group AG 4.125% 9/24/2025 (d)	2,750	2,746
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (d)(k)(m)	800	788
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(k)	3,575	3,672
UniCredit SpA 4.625% 4/12/2027 (d)	625	625
Voyager Parent, LLC 9.25% 7/1/2032 (d)	5,950	6,194
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	7,025	7,180
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	400	385
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (k)	2,070	2,099
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (k)	7,225	7,637
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	3,360	3,674
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	390	403
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)	2,980	2,630
Westpac Banking Corp. 2.963% 11/16/2040	1,344	996
WEX, Inc. 6.50% 3/15/2033 (d)	1,025	1,035
		485,259

Communication services 0.86%
Alphabet, Inc. 5.25% 5/15/2055	821	809
Alphabet, Inc. 5.30% 5/15/2065	1,876	1,838
AT&T, Inc. 2.25% 2/1/2032	800	689
AT&T, Inc. 3.50% 9/15/2053	5,140	3,482
CCO Holdings, LLC 4.75% 3/1/2030 (d)	1,350	1,309
CCO Holdings, LLC 4.50% 8/15/2030 (d)	5,750	5,486
CCO Holdings, LLC 4.25% 2/1/2031 (d)	9,361	8,751
CCO Holdings, LLC 4.75% 2/1/2032 (d)	3,115	2,957
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,699
CCO Holdings, LLC 4.50% 6/1/2033 (d)	2,085	1,907
CCO Holdings, LLC 4.25% 1/15/2034 (d)	1,135	1,011
Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,862
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,662
Charter Communications Operating, LLC 3.90% 6/1/2052	8,760	6,017
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	4,221
Comcast Corp. 2.35% 1/15/2027	3,584	3,488
Comcast Corp. 4.80% 5/15/2033	2,165	2,161
Comcast Corp. 5.65% 6/1/2054	2,281	2,218
Connect Finco SARL 9.00% 9/15/2029 (d)	6,425	6,466
CSC Holdings, LLC 5.50% 4/15/2027 (d)	1,400	1,338
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (h)(l)	972	949
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (h)(l)	2,666	2,632
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	4,713	4,701
DISH Network Corp. 11.75% 11/15/2027 (d)	10,154	10,475
EchoStar Corp. 10.75% 11/30/2029	4,409	4,545
EchoStar Corp. 6.75% PIK 11/30/2030 (n)	1,964	1,793
Embarq, LLC 7.995% 6/1/2036	8,084	3,712
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (d)	6,550	6,640
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,651
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)	3,196	3,240
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (d)	1,100	1,151
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,305	7,853
Gray Media, Inc. 4.75% 10/15/2030 (d)	1,656	1,254
Gray Media, Inc. 5.375% 11/15/2031 (d)	4,790	3,596
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (h)(l)	1,086	1,086
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (d)	8,871	9,068

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Ligado Networks, LLC 17.50% PIK 11/1/2023 (d)(n)(o)	USD7,331	$2,529
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(l)(n)	1,540	1,540
Meta Platforms, Inc. 4.75% 8/15/2034	3,584	3,602
Meta Platforms, Inc. 5.40% 8/15/2054	3,584	3,498
Nexstar Media, Inc. 5.625% 7/15/2027 (d)	1,875	1,872
Nexstar Media, Inc. 4.75% 11/1/2028 (d)	2,950	2,875
SBA Tower Trust 1.631% 11/15/2026 (d)	7,802	7,488
Sinclair Television Group, Inc. 8.125% 2/15/2033 (d)	1,375	1,390
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	6,650	6,392
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	7,282	6,719
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	7,547	6,713
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,071
T-Mobile USA, Inc. 1.50% 2/15/2026	500	490
T-Mobile USA, Inc. 2.05% 2/15/2028	325	307
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,951
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,054
T-Mobile USA, Inc. 5.125% 5/15/2032	3,623	3,696
T-Mobile USA, Inc. 5.30% 5/15/2035	4,665	4,725
Univision Communications, Inc. 6.625% 6/1/2027 (d)	6,300	6,289
Univision Communications, Inc. 8.00% 8/15/2028 (d)	300	305
Univision Communications, Inc. 4.50% 5/1/2029 (d)	6,234	5,674
Univision Communications, Inc. 7.375% 6/30/2030 (d)	1,216	1,196
Verizon Communications, Inc. 2.55% 3/21/2031	410	368
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,539
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,974
Verizon Communications, Inc. 5.25% 4/2/2035	6,205	6,259
Verizon Communications, Inc. 2.875% 11/20/2050	601	375
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	926
Vodafone Group PLC 4.25% 9/17/2050	3,898	3,041
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	950
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,748	3,335
X Corp., Term Loan B3, 9.50% 10/26/2029 (l)	2,675	2,604
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (h)(l)	2,776	2,716
		238,238

Health care 0.78%
1261229 B.C., Ltd. 10.00% 4/15/2032 (d)	1,840	1,857
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,123
AbbVie, Inc. 5.40% 3/15/2054	7,250	7,055
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,264
AdaptHealth, LLC 6.125% 8/1/2028 (d)	645	647
AdaptHealth, LLC 4.625% 8/1/2029 (d)	1,990	1,877
AdaptHealth, LLC 5.125% 3/1/2030 (d)	1,010	961
Amgen, Inc. 5.25% 3/2/2030	1,244	1,282
Amgen, Inc. 5.25% 3/2/2033	2,990	3,063
Amgen, Inc. 5.60% 3/2/2043	1,500	1,489
Amgen, Inc. 5.65% 3/2/2053	2,750	2,687
Amgen, Inc. 4.40% 2/22/2062	1,697	1,326
Amgen, Inc. 5.75% 3/2/2063	858	835
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,573
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,704
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	595
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,244
AstraZeneca PLC 3.375% 11/16/2025	1,022	1,018
Bausch Health Cos., Inc. 4.875% 6/1/2028 (d)	1,025	865
Bausch Health Cos., Inc. 11.00% 9/30/2028 (d)	1,525	1,511
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,564
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,961

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bayer US Finance, LLC 6.125% 11/21/2026 (d)	USD5,419	$5,509
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	3,092	3,248
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,865
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	845
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,478
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (d)	1,750	1,685
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (d)	285	302
CVS Health Corp. 5.00% 1/30/2029	3,831	3,890
CVS Health Corp. 5.40% 6/1/2029	4,144	4,266
CVS Health Corp. 5.55% 6/1/2031	3,039	3,158
CVS Health Corp. 5.70% 6/1/2034	4,053	4,175
DaVita, Inc. 3.75% 2/15/2031 (d)	2,865	2,608
DaVita, Inc. 6.875% 9/1/2032 (d)	810	840
DaVita, Inc. 6.75% 7/15/2033 (d)	1,600	1,653
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,417
Elevance Health, Inc. 5.20% 2/15/2035	610	617
Elevance Health, Inc. 5.125% 2/15/2053	308	275
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,280
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (d)	2,200	2,332
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (h)(l)	2,556	2,557
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,545
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,734
Gilead Sciences, Inc. 5.10% 6/15/2035	500	507
Grifols SA 3.875% 10/15/2028	EUR800	904
Grifols SA 7.50% 5/1/2030	400	494
HCA, Inc. 3.375% 3/15/2029	USD720	692
HCA, Inc. 3.625% 3/15/2032	896	827
HCA, Inc. 4.375% 3/15/2042	1,344	1,125
HCA, Inc. 4.625% 3/15/2052	1,299	1,045
Humana, Inc. 5.375% 4/15/2031	3,194	3,268
Humana, Inc. 5.55% 5/1/2035	6,289	6,327
Humana, Inc. 5.75% 4/15/2054	1,359	1,267
Humana, Inc. 6.00% 5/1/2055	230	222
Insulet Corp. 6.50% 4/1/2033 (d)	885	923
Medline Borrower, LP 6.25% 4/1/2029 (d)	2,050	2,109
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,994
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	545	533
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,899	2,698
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	5,110	4,655
Molina Healthcare, Inc. 6.25% 1/15/2033 (d)	1,900	1,935
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,212
Novartis Capital Corp. 2.00% 2/14/2027	570	554
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	5,360	4,809
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	2,300	2,163
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	945
Radiology Partners, Inc. 8.50% 7/15/2032 (d)	2,445	2,454
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (h)(l)(n)	3,369	3,362
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	3,450	3,458
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	2,244	2,222
Summa Health 3.511% 11/15/2051	1,483	1,223
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,992
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,983	1,994
Tenet Healthcare Corp. 4.625% 6/15/2028	645	637
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,917
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,259
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,073
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,267
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	5,940
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,689

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD4,818	$4,912
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,815
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,754	3,815
Viatris, Inc. 4.00% 6/22/2050	3,161	2,107
		214,124

Energy 0.70%
Antero Midstream Partners, LP 5.375% 6/15/2029 (d)	2,390	2,374
Antero Midstream Partners, LP 6.625% 2/1/2032 (d)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	1,270	1,273
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)	510	519
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	430	437
Borr IHC, Ltd. 10.00% 11/15/2028 (d)	3,087	2,822
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	1,298	1,149
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	861	860
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,196
Chevron USA, Inc. 4.687% 4/15/2030	8,472	8,644
Chord Energy Corp. 6.75% 3/15/2033 (d)	1,325	1,354
CITGO Petroleum Corp. 8.375% 1/15/2029 (d)	2,075	2,164
Civitas Resources, Inc. 5.00% 10/15/2026 (d)	480	474
Civitas Resources, Inc. 8.375% 7/1/2028 (d)	2,780	2,850
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	525	533
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	735	744
CNX Midstream Partners, LP 4.75% 4/15/2030 (d)	1,055	999
CNX Resources Corp. 6.00% 1/15/2029 (d)	2,675	2,687
CNX Resources Corp. 7.375% 1/15/2031 (d)	553	577
CNX Resources Corp. 7.25% 3/1/2032 (d)	1,180	1,223
ConocoPhillips Co. 5.50% 1/15/2055	3,823	3,631
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)	2,320	2,363
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	1,510	1,476
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)	1,210	1,158
Devon Energy Corp. 5.20% 9/15/2034	2,157	2,096
Devon Energy Corp. 5.75% 9/15/2054	7,806	7,034
Diamondback Energy, Inc. 5.55% 4/1/2035	3,000	3,034
Diamondback Energy, Inc. 5.75% 4/18/2054	5,000	4,646
Enbridge, Inc. 3.70% 7/15/2027	56	55
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (d)	395	437
Energy Transfer, LP 4.75% 1/15/2026	2,235	2,235
Eni SpA 5.75% 5/19/2035 (d)	360	368
Eni SpA 5.95% 5/15/2054 (d)	831	805
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,160
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	403
EOG Resources, Inc. 4.40% 7/15/2028	410	412
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,009
EQT Corp. 7.50% 6/1/2030 (d)	642	706
EQT Corp. 4.75% 1/15/2031 (d)	1,635	1,610
Equinor ASA 4.25% 11/23/2041	1,792	1,589
Expand Energy Corp. 5.875% 2/1/2029 (d)	790	794
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	788
Expand Energy Corp. 4.875% 4/15/2032 (o)	7,225	29
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	394
Genesis Energy, LP 7.75% 2/1/2028	350	355
Genesis Energy, LP 8.25% 1/15/2029	670	701
Genesis Energy, LP 8.875% 4/15/2030	884	939
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,165
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	1,135	1,149

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	USD3,477	$3,588
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,003	2,077
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)	4,257	4,263
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	190	201
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	750	762
Hess Midstream Operations, LP 5.125% 6/15/2028 (d)	1,655	1,645
Hess Midstream Operations, LP 4.25% 2/15/2030 (d)	960	924
Hess Midstream Operations, LP 5.50% 10/15/2030 (d)	400	402
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)	465	452
Hilcorp Energy I, LP 6.00% 2/1/2031 (d)	540	523
Hilcorp Energy I, LP 8.375% 11/1/2033 (d)	475	493
Matador Resources Co. 6.50% 4/15/2032 (d)	1,325	1,327
MPLX, LP 4.125% 3/1/2027	448	446
Nabors Industries, Inc. 9.125% 1/31/2030 (d)	1,745	1,672
New Fortress Energy, Inc. 6.50% 9/30/2026 (d)	1,375	764
NFE Financing, LLC 12.00% 11/15/2029 (d)	20,423	9,289
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)	300	310
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,237
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	5,946
Parkland Corp. 5.875% 7/15/2027 (d)	1,550	1,552
Parkland Corp. 4.625% 5/1/2030 (d)	510	489
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	586	642
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	1,020	1,058
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	800	808
Petroleos Mexicanos 6.875% 10/16/2025	2,517	2,516
Petroleos Mexicanos 4.50% 1/23/2026	400	395
Petroleos Mexicanos 6.875% 8/4/2026	850	851
Petroleos Mexicanos 6.50% 3/13/2027	2,500	2,484
Petroleos Mexicanos 6.84% 1/23/2030	4,260	4,118
Petroleos Mexicanos 5.95% 1/28/2031	3,280	2,968
Petroleos Mexicanos 6.70% 2/16/2032	5,793	5,387
Petroleos Mexicanos 6.50% 6/2/2041	41	31
Petroleos Mexicanos 6.375% 1/23/2045	16	11
Petroleos Mexicanos 6.75% 9/21/2047	139	101
Petroleos Mexicanos 6.35% 2/12/2048	23	16
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,006
Petroleos Mexicanos 6.95% 1/28/2060	163	117
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (d)	2,689	2,642
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	4,040	3,797
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	625	637
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (d)	1,668	1,674
Sunoco, LP 7.00% 9/15/2028 (d)	1,475	1,523
Sunoco, LP 4.50% 5/15/2029	925	899
Sunoco, LP 4.50% 4/30/2030	1,105	1,063
Sunoco, LP 6.25% 7/1/2033 (d)	530	539
Talos Production, Inc. 9.00% 2/1/2029 (d)	500	512
Talos Production, Inc. 9.375% 2/1/2031 (d)	85	87
TGS ASA 8.50% 1/15/2030 (d)	1,235	1,280
Tidewater, Inc. 9.125% 7/15/2030 (d)	445	458
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,514
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	974
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	525
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (d)	400	407
Transocean, Inc. 8.00% 2/1/2027 (d)	105	104
Transocean, Inc. 8.50% 5/15/2031 (d)	2,000	1,787
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,516
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (d)	1,030	972

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	USD840	$778
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)	3,680	3,825
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (d)(k)	2,000	1,946
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)	2,215	2,373
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (d)	2,730	2,730
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	2,035	2,035
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	8,996	9,278
		194,729

Consumer discretionary 0.70%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(h)(l)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(h)(l)(n)	116	116
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	444
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	739
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	176
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (d)	2,115	2,044
Bath & Body Works, Inc. 6.875% 11/1/2035	350	363
Caesars Entertainment, Inc. 7.00% 2/15/2030 (d)	2,075	2,150
Carnival Corp. 4.00% 8/1/2028 (d)	2,375	2,326
Carnival Corp. 6.125% 2/15/2033 (d)	1,270	1,300
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	6,570	6,657
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (d)	604	613
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	1,350	1,260
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (d)	3,281	3,345
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	8,140	8,333
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (d)	1,070	1,073
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)	3,580	3,431
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,393
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,853
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,480
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,366
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	10,840
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,894	1,858
General Motors Financial Co., Inc. 5.90% 1/7/2035	9,342	9,397
Global Auto Holdings PLC 11.50% 8/15/2029 (d)	1,300	1,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)	3,525	3,453
Group 1 Automotive, Inc. 6.375% 1/15/2030 (d)	1,385	1,425
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	1,625	1,722
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	1,885	1,774
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (d)	3,580	3,446
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,773
Home Depot, Inc. 3.90% 12/6/2028	825	823
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,124
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,584
Home Depot, Inc. 4.50% 12/6/2048	428	367
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,883
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,767
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,615
Hyundai Capital America 1.50% 6/15/2026 (d)	762	740
Hyundai Capital America 5.45% 6/24/2026 (d)	3,905	3,937
Hyundai Capital America 4.875% 6/23/2027 (d)	1,334	1,342
Hyundai Capital America 5.275% 6/24/2027 (d)	6,273	6,355
Hyundai Capital America 2.375% 10/15/2027 (d)	2,311	2,198
Hyundai Capital America 4.90% 6/23/2028 (d)	4,992	5,029

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.10% 9/15/2028 (d)	USD2,756	$2,544
Hyundai Capital America 5.30% 1/8/2030 (d)	10,081	10,301
Hyundai Capital America 5.10% 6/24/2030 (d)	4,980	5,036
Hyundai Capital America 5.40% 1/8/2031 (d)	991	1,013
International Game Technology PLC 5.25% 1/15/2029 (d)	2,445	2,425
KB Home 7.25% 7/15/2030	1,295	1,341
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)	440	428
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)	1,025	1,091
Lithia Motors, Inc. 3.875% 6/1/2029 (d)	2,900	2,768
Lithia Motors, Inc. 4.375% 1/15/2031 (d)	1,025	975
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,229
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,129
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (d)	528	507
McDonald’s Corp. 4.60% 9/9/2032	642	643
McDonald’s Corp. 4.95% 3/3/2035	4,392	4,391
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (d)	1,710	1,675
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (d)	1,344	1,348
Newell Brands, Inc. 8.50% 6/1/2028 (d)	715	753
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,835
Newell Brands, Inc. 6.375% 5/15/2030	535	522
Newell Brands, Inc. 6.625% 5/15/2032	385	368
Newell Brands, Inc. 6.875% 4/1/2036	1,025	984
Newell Brands, Inc. 7.00% 4/1/2046	475	407
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (d)	320	305
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (d)	200	199
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (b)(d)(n)(o)	1,355	135
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (h)(l)	875	809
RHP Hotel Properties, LP 6.50% 6/15/2033 (d)	575	592
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)	910	916
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	1,030	1,051
Sally Holdings, LLC 6.75% 3/1/2032	920	945
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,786
Sonic Automotive, Inc. 4.625% 11/15/2029 (d)	3,645	3,539
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)	2,215	2,107
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	377
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,165
Travel + Leisure Co. 4.50% 12/1/2029 (d)	2,100	2,031
Universal Entertainment Corp. 9.875% 8/1/2029 (d)	600	587
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)	3,446	3,444
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (h)(l)	2,115	2,096
		193,299

Information technology 0.56%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,691
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,335
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,314
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,700
Broadcom, Inc. 3.137% 11/15/2035 (d)	600	506
Cisco Systems, Inc. 4.95% 2/26/2031	313	322
Cisco Systems, Inc. 5.05% 2/26/2034	12	12
Cisco Systems, Inc. 5.10% 2/24/2035	9,674	9,906
Cloud Software Group, Inc. 6.50% 3/31/2029 (d)	4,125	4,166
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)	3,750	3,891
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)	2,975	3,169
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (h)(l)	3,816	3,823
CommScope Technologies, LLC 5.00% 3/15/2027 (d)	5,703	5,560

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
CommScope, LLC 8.25% 3/1/2027 (d)	USD1,527	$1,522
CommScope, LLC 7.125% 7/1/2028 (d)	1,973	1,941
CommScope, LLC 9.50% 12/15/2031 (d)	400	419
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (h)(l)	485	492
CoreWeave, Inc. 9.25% 6/1/2030 (d)	1,525	1,560
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)	7,575	8,055
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (h)(l)	225	230
Fair Isaac Corp. 4.00% 6/15/2028 (d)	1,050	1,023
Fair Isaac Corp. 6.00% 5/15/2033 (d)	3,925	3,971
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	2,614	2,633
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	54	55
Gen Digital, Inc. 6.25% 4/1/2033 (d)	1,375	1,415
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,556
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	6,579
ION Trading Technologies SARL 9.50% 5/30/2029 (d)	560	578
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (h)(l)	1,746	1,755
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (h)(l)	900	903
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,049
Microchip Technology, Inc. 5.05% 2/15/2030	6,361	6,455
NCR Atleos Corp. 9.50% 4/1/2029 (d)	4,144	4,542
Open Text Holdings, Inc. 4.125% 12/1/2031 (d)	400	369
Oracle Corp. 5.25% 2/3/2032	4,750	4,874
Oracle Corp. 5.50% 8/3/2035	6,232	6,373
Shift4 Payments, LLC, 6.75% 8/15/2032 (d)	2,400	2,494
Synopsys, Inc. 5.15% 4/1/2035	6,898	6,956
Synopsys, Inc. 5.70% 4/1/2055	5,521	5,493
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,261
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,223
UKG, Inc. 6.875% 2/1/2031 (d)	950	986
Unisys Corp. 10.625% 1/15/2031 (d)	1,228	1,266
Viasat, Inc. 5.625% 4/15/2027 (d)	6,733	6,711
Viasat, Inc. 6.50% 7/15/2028 (d)	1,900	1,797
Viasat, Inc. 7.50% 5/30/2031 (d)	6,626	5,746
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (e)(k)(n)	1,014	1,026
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (e)(k)(n)	336	340
X.Ai Corp. 12.50% 6/30/2030	2,485	2,485
Xerox Holdings Corp. 5.50% 8/15/2028 (d)	600	459
Xerox Holdings Corp. 8.875% 11/30/2029 (d)	779	589
		153,576

Industrials 0.51%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (d)	335	334
Albion Financing 1 SARL 7.00% 5/21/2030 (d)	6,000	6,138
Ambipar Lux SARL 10.875% 2/5/2033 (d)	601	569
Axon Enterprise, Inc. 6.125% 3/15/2030 (d)	5,175	5,335
Axon Enterprise, Inc. 6.25% 3/15/2033 (d)	5,835	6,023
BAE Systems PLC 5.125% 3/26/2029 (d)	3,403	3,489
BAE Systems PLC 5.25% 3/26/2031 (d)	2,663	2,754
BAE Systems PLC 5.30% 3/26/2034 (d)	2,772	2,835
BAE Systems PLC 5.50% 3/26/2054 (d)	599	592
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (d)(n)	2,125	2,208
Boeing Co. (The) 3.10% 5/1/2026	251	248
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,940
Boeing Co. (The) 5.15% 5/1/2030	945	963
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	227	244
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,205
Boeing Co. (The) 6.528% 5/1/2034	5,453	5,928

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$3,461
Boeing Co. (The) 6.858% 5/1/2054	2,361	2,587
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,430
Brink’s Co. (The) 4.625% 10/15/2027 (d)	2,385	2,372
Brink’s Co. (The) 6.50% 6/15/2029 (d)	485	500
Brink’s Co. (The) 6.75% 6/15/2032 (d)	850	886
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,337
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,744
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	152
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	430
Chart Industries, Inc. 7.50% 1/1/2030 (d)	1,347	1,412
CSX Corp. 4.25% 3/15/2029	1,062	1,063
CSX Corp. 5.05% 6/15/2035	6,111	6,149
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (d)	1,540	1,533
Herc Holdings, Inc. 7.00% 6/15/2030 (d)	1,510	1,578
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	505	529
Icahn Enterprises, LP 5.25% 5/15/2027	2,535	2,458
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,104
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,171
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	4,250	4,277
Lockheed Martin Corp. 5.10% 11/15/2027	852	874
Lockheed Martin Corp. 4.45% 5/15/2028	2,604	2,635
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,673
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,483
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,857
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,808
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,061
OneSky Flight, LLC 8.875% 12/15/2029 (d)	1,125	1,172
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,852
Paychex, Inc. 5.60% 4/15/2035	427	442
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	1,455	1,503
Reworld Holding Corp. 4.875% 12/1/2029 (d)	1,035	985
RTX Corp. 5.15% 2/27/2033	2,669	2,729
RTX Corp. 5.375% 2/27/2053	3,950	3,784
Sabre GLBL, Inc. 11.125% 7/15/2030 (d)	2,225	2,330
Siemens Funding BV 5.80% 5/28/2055 (d)	6,288	6,496
Siemens Funding BV 5.90% 5/28/2065 (d)	5,581	5,782
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(d)	400	400
TransDigm, Inc. 6.625% 3/1/2032 (d)	1,485	1,539
Triumph Group, Inc. 9.00% 3/15/2028 (d)	1,310	1,370
Union Pacific Corp. 2.40% 2/5/2030	2,163	1,996
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,915
Union Pacific Corp. 2.95% 3/10/2052	1,000	639
Union Pacific Corp. 5.60% 12/1/2054	2,487	2,476
Union Pacific Corp. 3.839% 3/20/2060	546	393
Union Pacific Corp. 3.799% 4/6/2071	545	374
		140,668

Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	280
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,081
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,606
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,094
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,936
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	308
American Tower Corp. 1.45% 9/15/2026	2,369	2,289
American Tower Corp. 3.55% 7/15/2027	1,277	1,259

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 1/15/2028	USD896	$880
American Tower Corp. 1.50% 1/31/2028	2,240	2,087
American Tower Corp. 2.30% 9/15/2031	1,344	1,167
American Tower Corp. 2.95% 1/15/2051	1,792	1,136
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (d)	3,040	2,670
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (d)	1,975	1,847
Boston Properties, LP 6.50% 1/15/2034	2,223	2,381
Boston Properties, LP 5.75% 1/15/2035	3,143	3,165
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (h)(l)	945	945
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,054
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	1,185	1,236
Host Hotels & Resorts, LP 4.50% 2/1/2026	318	317
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	1,705	1,693
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	2,855	2,721
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	3,900	3,602
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,833
Iron Mountain, Inc. 5.25% 7/15/2030 (d)	3,785	3,736
Iron Mountain, Inc. 4.50% 2/15/2031 (d)	2,650	2,527
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,897
MPT Operating Partnership, LP 5.00% 10/15/2027	12,137	11,221
MPT Operating Partnership, LP 4.625% 8/1/2029	630	497
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)	3,968	4,156
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (d)	2,280	2,210
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (d)	1,000	1,029
Prologis, LP 4.875% 6/15/2028	1,357	1,385
Prologis, LP 4.75% 6/15/2033	2,359	2,354
Prologis, LP 5.00% 3/15/2034	1,850	1,856
Prologis, LP 5.00% 1/31/2035	1,033	1,033
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,096
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,692
Public Storage Operating Co. 2.30% 5/1/2031	644	573
Scentre Group Trust 1 3.25% 10/28/2025 (d)	896	892
Scentre Group Trust 1 3.75% 3/23/2027 (d)	2,178	2,153
Service Properties Trust 5.25% 2/15/2026	510	508
Service Properties Trust 4.75% 10/1/2026	1,635	1,613
Service Properties Trust 4.95% 2/15/2027	1,540	1,521
Service Properties Trust 5.50% 12/15/2027	655	649
Service Properties Trust 3.95% 1/15/2028	1,815	1,678
Service Properties Trust 8.375% 6/15/2029	4,228	4,401
Service Properties Trust 4.95% 10/1/2029	2,715	2,372
Service Properties Trust 4.375% 2/15/2030	705	593
Service Properties Trust 8.625% 11/15/2031 (d)	6,775	7,278
Service Properties Trust 8.875% 6/15/2032	3,803	3,914
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,548
Sun Communities Operating, LP 2.70% 7/15/2031	785	696
UDR, Inc. 2.95% 9/1/2026	681	670
		108,335

Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026 (d)	739	723
Albertsons Cos., Inc. 4.875% 2/15/2030 (d)	1,000	984
B&G Foods, Inc. 5.25% 9/15/2027	1,000	912
B&G Foods, Inc. 8.00% 9/15/2028 (d)	1,750	1,687
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,284
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,402
BAT Capital Corp. 5.625% 8/15/2035	6,074	6,183
BAT Capital Corp. 4.54% 8/15/2047	627	507
Campbell’s Co. (The) 4.75% 3/23/2035	952	915

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coca-Cola Co. 1.00% 3/15/2028	USD842	$782
Coca-Cola Co. 4.65% 8/14/2034	1,618	1,627
Constellation Brands, Inc. 3.60% 2/15/2028	625	614
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (d)	400	423
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	3,643	3,657
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	2,101	2,132
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,507
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,669
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	243
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	862
Kroger Co. 5.00% 9/15/2034	4,462	4,433
Kroger Co. 5.50% 9/15/2054	1,983	1,884
Mars, Inc. 4.80% 3/1/2030 (d)	3,408	3,454
Mars, Inc. 5.00% 3/1/2032 (d)	1,855	1,881
Mars, Inc. 5.20% 3/1/2035 (d)	385	390
Mars, Inc. 5.70% 5/1/2055 (d)	6,678	6,666
Mondelez International, Inc. 4.75% 8/28/2034	837	828
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,188
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,135
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,103
Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,830
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,557
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,288
Philip Morris International, Inc. 4.375% 4/30/2030	2,554	2,548
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,344
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,243
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,728
Philip Morris International, Inc. 4.875% 4/30/2035	1,907	1,882
Post Holdings, Inc. 4.625% 4/15/2030 (d)	2,886	2,777
Post Holdings, Inc. 6.25% 2/15/2032 (d)	3,279	3,374
Prestige Brands, Inc. 3.75% 4/1/2031 (d)	1,115	1,028
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,960
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,595	1,562
		104,485

Utilities 0.36%
AEP Transmission Co., LLC 5.375% 6/15/2035	50	51
Calpine Corp. 3.75% 3/1/2031 (d)	1,975	1,875
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (k)	1,375	1,382
Commonwealth Edison Co. 4.35% 11/15/2045	972	823
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,762
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,838
Consumers Energy Co. 5.05% 5/15/2035	525	529
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	577
Duke Energy Progress, LLC 3.70% 10/15/2046	457	345
Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 4.125% 3/15/2028	1,225	1,183
Edison International 5.25% 11/15/2028	1,537	1,522
Edison International 5.45% 6/15/2029	917	907
Edison International 6.95% 11/15/2029	2,461	2,559
Edison International 6.25% 3/15/2030	3,740	3,800
Edison International 5.25% 3/15/2032	7,445	7,067
Electricite de France SA 6.25% 5/23/2033 (d)	1,075	1,152
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(k)	1,475	1,667

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD287	$284
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (k)	1,000	1,018
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	605	577
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (d)	1,000	1,032
Long Ridge Energy, LLC, 8.75% 2/15/2032 (d)	2,605	2,708
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (h)(l)	1,920	1,901
MidAmerican Energy Co. 5.85% 9/15/2054	875	902
Northern States Power Co. 2.60% 6/1/2051	735	444
Northern States Power Co. 5.65% 5/15/2055	175	175
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	118
Pacific Gas and Electric Co. 5.00% 6/4/2028	450	451
Pacific Gas and Electric Co. 4.65% 8/1/2028	800	796
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	201
Pacific Gas and Electric Co. 6.95% 3/15/2034	5,560	5,988
Pacific Gas and Electric Co. 5.70% 3/1/2035	13,859	13,742
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,020
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	64
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,381
PacifiCorp 5.30% 2/15/2031	1,404	1,447
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,968
PacifiCorp 5.80% 1/15/2055	575	551
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
Saavi Energia SARL 8.875% 2/10/2035 (d)	1,495	1,562
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,120
Southern California Edison Co. 5.45% 6/1/2031	2,500	2,546
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,448
Southern California Edison Co. 5.75% 4/1/2035	675	689
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,925
Southern California Edison Co. 3.65% 2/1/2050	234	155
Southern California Edison Co. 6.20% 9/15/2055	4,770	4,572
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	400	429
Trinidad Generation Unlimited 7.75% 6/16/2033 (d)	2,295	2,379
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,002
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,047
Xcel Energy, Inc. 5.50% 3/15/2034	285	290
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (d)	1,150	1,229
		99,589

Materials 0.31%
Avient Corp. 7.125% 8/1/2030 (d)	855	882
Avient Corp. 6.25% 11/1/2031 (d)	170	172
Celanese US Holdings, LLC 6.415% 7/15/2027	1,996	2,068
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,634
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,719
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,424
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	3,625	3,332
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)	1,650	1,626
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	2,275	2,203
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	775	664
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)	2,000	1,931
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (d)	2,695	2,544
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	1,480	1,453
Dow Chemical Co. (The) 5.35% 3/15/2035	2,674	2,661
Dow Chemical Co. (The) 4.80% 5/15/2049	435	358
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	716
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,503

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	USD5,370	$5,706
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (d)	950	976
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	4,517	3,980
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	2,181	1,931
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	1,406	1,325
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	1,700	1,716
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	1,335	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,266
LYB International Finance III, LLC 6.15% 5/15/2035	757	786
Methanex Corp. 5.125% 10/15/2027	6,305	6,288
Methanex US Operations, Inc. 6.25% 3/15/2032 (d)	330	329
Minera Mexico SA de CV, 5.625% 2/12/2032 (d)	6,734	6,856
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	945	968
Mineral Resources, Ltd. 8.50% 5/1/2030 (d)	1,525	1,519
Mosaic Co. 4.05% 11/15/2027	941	934
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	1,785	1,718
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	775	838
NOVA Chemicals Corp. 7.00% 12/1/2031 (d)	1,130	1,185
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	555	571
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)	1,050	1,084
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,363
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,251
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(h)(l)(n)	766	421
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(h)(l)(n)	770	423
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(h)(l)(n)	1,267	697
Veritiv Operating Co. 10.50% 11/30/2030 (d)	640	694
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)	2,212	2,259
Westlake Corp. 4.375% 11/15/2047	448	350
		86,682
Total corporate bonds, notes & loans		2,018,984
U.S. Treasury bonds & notes 6.89%
U.S. Treasury 6.71%
U.S. Treasury 4.75% 7/31/2025	50,547	50,563
U.S. Treasury 5.00% 10/31/2025	2,167	2,172
U.S. Treasury 4.875% 11/30/2025	12,250	12,278
U.S. Treasury 0.50% 2/28/2026	42,515	41,501
U.S. Treasury 4.625% 2/28/2026	1,878	1,883
U.S. Treasury 3.625% 5/15/2026	1,071	1,067
U.S. Treasury 4.625% 6/30/2026	17,210	17,312
U.S. Treasury 4.125% 2/15/2027	1,258	1,264
U.S. Treasury 2.625% 5/31/2027	96,250	94,271
U.S. Treasury 3.875% 5/31/2027	87,803	88,007
U.S. Treasury 0.50% 6/30/2027	28,098	26,368
U.S. Treasury 3.75% 6/30/2027	130,554	130,641
U.S. Treasury 4.125% 9/30/2027	90,000	90,817
U.S. Treasury 4.00% 2/29/2028	46,200	46,549
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,569
U.S. Treasury 3.875% 6/15/2028	17,264	17,355
U.S. Treasury 4.00% 1/31/2029	8,844	8,924
U.S. Treasury 2.875% 4/30/2029	50,000	48,478
U.S. Treasury 4.25% 6/30/2029	28,885	29,425
U.S. Treasury 4.00% 3/31/2030	83,865	84,645
U.S. Treasury 0.625% 5/15/2030	9,358	8,051
U.S. Treasury 4.00% 5/31/2030	25,757	26,005

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD230,050	$230,940
U.S. Treasury 4.00% 7/31/2030	8,160	8,231
U.S. Treasury 4.875% 10/31/2030	45,491	47,751
U.S. Treasury 4.25% 6/30/2031	17,165	17,479
U.S. Treasury 2.875% 5/15/2032	50,000	46,649
U.S. Treasury 4.00% 6/30/2032	59,074	59,106
U.S. Treasury 4.125% 11/15/2032	648	652
U.S. Treasury 3.50% 2/15/2033	27,034	26,060
U.S. Treasury 3.875% 8/15/2033	114,911	113,196
U.S. Treasury 4.375% 5/15/2034	14,285	14,514
U.S. Treasury 4.25% 11/15/2034	2,075	2,082
U.S. Treasury 4.25% 5/15/2035	18,803	18,828
U.S. Treasury 1.375% 11/15/2040	51,338	32,696
U.S. Treasury 1.75% 8/15/2041	24,960	16,570
U.S. Treasury 2.00% 11/15/2041	1,058	728
U.S. Treasury 4.625% 5/15/2044	14,928	14,638
U.S. Treasury 5.00% 5/15/2045	99,575	102,275
U.S. Treasury 2.50% 2/15/2046	3,365	2,332
U.S. Treasury 3.00% 5/15/2047	8,383	6,277
U.S. Treasury 3.00% 2/15/2048	301	224
U.S. Treasury 2.25% 2/15/2052	72,025	43,985
U.S. Treasury 4.00% 11/15/2052	5,700	4,987
U.S. Treasury 3.625% 2/15/2053 (i)	121,025	98,766
U.S. Treasury 3.625% 5/15/2053	18,989	15,484
U.S. Treasury 4.25% 2/15/2054	17,191	15,688
U.S. Treasury 4.25% 8/15/2054	37,315	34,073
U.S. Treasury 4.625% 2/15/2055	49,676	48,353
		1,855,718

U.S. Treasury inflation-protected securities 0.18%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (p)	4,485	4,483
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (p)	3,767	3,755
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (p)	21,632	21,989
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (p)	22,946	21,009
		51,236
Total U.S. Treasury bonds & notes		1,906,954
Asset-backed obligations 2.05%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (d)(g)	5	5
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(g)	10,457	10,463
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(g)	2,962	2,976
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(g)	184	184
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(g)	920	921
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(g)	809	811
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(g)	371	371
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(g)	1,328	1,335
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(g)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(g)	3,332	3,372
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(g)	1,005	1,008
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(g)	3,914	3,961
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(g)	255	255
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(g)	8,500	8,479
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (d)(g)	4,100	4,083
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (d)(g)	2,715	2,706
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(g)	20,244	20,015
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(g)	138	137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(g)	10,410	10,114

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(g)	USD29,013	$29,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	4,960	5,160
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (d)(g)(h)	7,810	7,830
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(g)	116	114
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(g)	2,470	2,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (g)	332	332
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (g)	688	688
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (g)	531	531
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (g)	2,186	2,192
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (g)	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (g)	1,679	1,681
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(g)	892	842
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (g)	1,710	1,715
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (g)	8,604	8,698
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (g)	652	654
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(g)	4,138	3,816
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(g)	162	157
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	4,714	4,787
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(g)	5,140	5,086
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(g)	1,707	1,580
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(g)	6,034	5,808
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(g)	1,230	1,232
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(g)	2,349	2,354
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(g)	2,213	2,219
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(g)	5,309	5,359
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(g)	4,257	4,308
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(g)	968	901
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(g)	3,648	3,394
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(g)	759	707
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(g)	1,050	964
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (g)	1,569	1,574
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(g)	904	907
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(g)	1,958	1,976
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (g)	773	774
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (g)	3,457	3,494
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(g)	215	198
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(g)	679	682
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(g)	3,048	3,061
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(g)	616	615
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(g)	1,484	1,490
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(g)	2,609	2,651
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(g)	926	933
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (g)	1,744	1,744
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (g)	930	932
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (g)	4,558	4,641
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (g)	3,970	4,052
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(g)	4,756	4,696
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(g)	5,998	6,184
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(g)(h)	13,442	13,716
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(g)	3,235	3,243
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(g)	417	393
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(g)	188	177
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (d)(g)	1,527	1,483
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(g)	6,501	6,200
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(g)	8,223	7,854
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(g)	2,758	2,554
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(g)	4,088	3,813
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(g)	323	300
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (d)(g)	500	500
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(g)	902	902

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(g)	USD807	$809
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (g)	1,004	1,006
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(g)	8,654	9,064
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(g)	6,768	6,817
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (g)	2,126	2,137
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (d)(g)	3,759	3,754
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(g)	4,391	4,220
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(g)	4,445	4,386
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(g)	4,585	4,789
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(g)	10,307	9,917
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(g)	685	655
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(g)	429	412
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(g)	4,771	4,850
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(g)	1,250	1,257
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (g)	569	570
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(g)	2,519	2,525
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (g)	3,187	3,217
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (g)	2,894	2,922
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(g)	1,581	1,581
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(g)	1,422	1,429
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(g)	954	957
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(g)	504	508
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(g)(h)	3,648	3,632
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(g)	2,778	2,796
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(g)	2,788	2,511
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(g)	3,576	3,233
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(g)	4,877	4,565
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(g)	4,921	4,604
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(g)	3,087	2,905
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(g)	5,216	4,881
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(g)	23,051	21,721
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (d)(g)(h)	780	780
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (d)(g)(h)	627	626
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (d)(g)(h)	5,378	5,383
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (d)(g)(h)	4,264	4,257
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	1,069	1,073
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(g)	5,298	5,334
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (g)	2,442	2,306
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(g)	814	826
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (d)(g)(h)	598	599
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (d)(g)(h)	701	701
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (g)	733	733
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (g)	615	616
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (g)	5,474	5,504
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (g)	5,062	5,130
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (g)	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(g)	3,077	3,085
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(g)	249	250
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(g)	1,265	1,276
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(g)	1,598	1,599
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(g)	2,864	2,883
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(g)	504	505
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(g)	2,966	2,980

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.156% 1/15/2053 (d)(g)(h)	USD3,851	$3,823
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(g)	2,741	2,557
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(g)	2,485	2,404
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(g)	1,918	1,881
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(g)	922	884
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(g)	751	719
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(g)	5,253	5,234
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(g)	6,201	6,195
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(g)	1,421	1,374
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (g)	2,840	2,873
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (g)	4,155	4,223
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(g)	1,194	1,126
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(g)	552	516
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(g)	708	651
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(g)	2,047	1,911
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(g)	2,096	2,096
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (d)(g)(h)	3,229	3,225
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(g)	5,582	5,628
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (d)(g)(h)	6,503	6,362
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (g)	4,585	4,610
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (g)	1,822	1,848
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(g)	7,627	7,095
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(g)	1,368	1,250
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(g)	416	416
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(g)	649	651
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(g)	1,151	1,170
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (g)	3,846	3,854
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (g)(k)	6,704	6,705
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (g)	9,409	9,615
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(g)	8,048	8,177
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032 (d)(g)	934	959
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(g)	1,928	1,930
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(g)	6,044	6,044
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(g)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(g)	2,142	2,150
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(g)	2,504	2,518
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(g)	6,520	6,537
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(g)	1,973	2,001
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(g)	572	573
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (g)	7,030	7,067
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (g)	2,254	2,259
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (g)	4,623	4,649
		567,592
Bonds & notes of governments & government agencies outside the U.S. 0.13%
CPPIB Capital, Inc. 2.75% 11/2/2027 (d)	5,914	5,770
OMERS Finance Trust 3.50% 4/19/2032 (d)	3,867	3,668
OMERS Finance Trust 4.00% 4/19/2052 (d)	3,867	3,002
Panama (Republic of) 7.50% 3/1/2031	1,765	1,882
Panama (Republic of) 2.252% 9/29/2032	4,306	3,297
Peru (Republic of) 1.862% 12/1/2032	2,525	2,018
Peru (Republic of) 5.875% 8/8/2054	2,310	2,234
Peru (Republic of) 2.78% 12/1/2060	3,383	1,826
Qatar (State of) 4.00% 3/14/2029 (d)	745	740
Qatar (State of) 4.817% 3/14/2049 (d)	750	674
United Mexican States 4.75% 4/27/2032	2,305	2,195
United Mexican States 3.50% 2/12/2034	1,790	1,507
United Mexican States 6.875% 5/13/2037	2,720	2,844

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.625% 1/29/2038	USD200	$203
United Mexican States 7.375% 5/13/2055	4,235	4,382
United Mexican States 3.771% 5/24/2061	1,528	906
		37,148
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,556
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,306
		8,862

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,140	3,158

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,960	4,424

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	451	285

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,765	5,638
Total municipals		22,367
Total bonds, notes & other debt instruments (cost: $7,551,950,000)		7,461,895
Investment funds 2.79%	Shares
Capital Group Central Corporate Bond Fund (q)	91,567,012	772,826
Total Investment funds (cost: $797,018,000)		772,826
Short-term securities 4.79%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (q)(r)	13,235,020	1,323,502

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (r)(s)	2,117,436	2,118
Total short-term securities (cost: $1,325,460,000)		1,325,620
Total investment securities 101.82% (cost: $20,537,102,000)		28,178,616
Other assets less liabilities (1.82)%		(503,035)
Net assets 100.00%		$27,675,581

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	6,165	10/3/2025	USD1,282,465	$5,037
5 Year U.S. Treasury Note Futures	Long	7,067	10/3/2025	770,303	8,745
10 Year U.S. Treasury Note Futures	Long	3,299	9/30/2025	369,900	7,122
10 Year Ultra U.S. Treasury Note Futures	Short	995	9/30/2025	(113,694)	(2,796)
20 Year U.S. Treasury Bond Futures	Long	841	9/30/2025	97,109	3,355
30 Year Ultra U.S. Treasury Bond Futures	Short	624	9/30/2025	(74,334)	(2,725)
					$18,738
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD9,557	$(211)	$(189)	$(22)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	68,375	(5,132)	(4,294)	(838)
					$(5,343)	$(4,483)	$(860)
Investments in affiliates (q)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.79%
Capital Group Central Corporate Bond Fund	$1,368,034	$28,182	$634,717	$(136,730)	$148,057	$772,826	$28,182
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (r)	855,747	3,621,866	3,154,023	(32)	(56)	1,323,502	29,602
Total 7.57%				$(136,762)	$148,001	$2,096,328	$57,784

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(b)	8/22/2014	$6,949	$13,864	0.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023	2,573	2,633	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023-6/13/2025	55	55	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (k)(n)	6/23/2023-3/24/2025	992	1,026	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (k)(n)	10/22/2024-3/24/2025	326	340	0.00 (t)
Total		$10,895	$17,918	0.06%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,496,397,000, which represented 5.41% of the net assets of the fund.

(e)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,918,000, which represented 0.06% of the net assets of the fund.

(f)
All or a portion of this security was on loan. The total value of all such securities was $2,306,000, which represented 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,924,000, which represented 0.09% of the net assets of the fund.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,505,000, which represented 0.15% of the net assets of the fund.

(m)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(n)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(o)	Scheduled interest and/or principal payment was not received.
(p)	Index-linked bond whose principal amount moves with a government price index.
(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Rate represents the seven-day yield at 6/30/2025.
(s)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(t)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio June 30, 2025unaudited

Common stocks 61.95%	Shares	Value (000)
Information technology 10.64%
Broadcom, Inc.	40,394	$11,135
Microsoft Corp.	21,644	10,766
NVIDIA Corp.	47,330	7,478
Taiwan Semiconductor Manufacturing Co., Ltd.	201,000	7,294
Accenture PLC, Class A	7,800	2,331
Apple, Inc.	9,047	1,856
Microchip Technology, Inc.	22,545	1,586
ASML Holding NV	1,857	1,482
Arista Networks, Inc. (a)	5,876	601
		44,529

Financials 10.09%
B3 SA - Brasil, Bolsa, Balcao	1,852,727	4,972
Banco Bilbao Vizcaya Argentaria SA	263,394	4,051
ING Groep NV	155,027	3,401
Chubb, Ltd.	10,959	3,175
Marsh & McLennan Cos., Inc.	14,131	3,090
Standard Chartered PLC	156,968	2,601
Munchener Ruckversicherungs-Gesellschaft AG	3,868	2,509
HDFC Bank, Ltd. (ADR)	25,481	1,954
HDFC Bank, Ltd.	23,358	545
BlackRock, Inc.	1,894	1,987
JPMorgan Chase & Co.	6,668	1,933
Zurich Insurance Group AG	2,524	1,764
Morgan Stanley	10,945	1,542
BNP Paribas SA	11,060	994
Swiss Re AG	5,574	964
Mizuho Financial Group, Inc.	34,600	959
Capital One Financial Corp.	4,389	934
NatWest Group PLC	131,775	925
AIA Group, Ltd.	74,200	665
Progressive Corp.	2,416	645
Great-West Lifeco, Inc.	16,064	611
Goldman Sachs Group, Inc.	782	553
UniCredit SpA	7,995	536
3i Group PLC	9,121	516
Hannover Rück SE	1,272	400
		42,226

Industrials 8.60%
RTX Corp.	55,837	8,153
Volvo AB, Class B	92,975	2,608
General Dynamics Corp.	8,071	2,354
Airbus SE, non-registered shares	11,225	2,344
BAE Systems PLC	86,701	2,245
Uber Technologies, Inc. (a)	20,402	1,903
Daikin Industries, Ltd.	14,400	1,702
Deutsche Post AG	36,092	1,667
IHI Corp.	14,483	1,573
Carrier Global Corp.	20,453	1,497
Safran SA	4,408	1,433
nVent Electric PLC	18,043	1,322
CSX Corp.	32,703	1,067
Melrose Industries PLC	108,484	790
Rolls-Royce Holdings PLC	59,127	785
TransDigm Group, Inc.	480	730
PACCAR, Inc.	5,817	553
United Rentals, Inc.	708	533
General Electric Co.	1,980	510

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Caterpillar, Inc.	1,262	$490
Waste Management, Inc.	2,046	468
L3Harris Technologies, Inc.	1,800	452
AtkinsRealis Group, Inc.	6,127	430
Boeing Co. (The) (a)	1,845	387
		35,996

Health care 8.15%
Eli Lilly and Co.	6,479	5,051
Sanofi	48,529	4,699
Abbott Laboratories	29,693	4,038
Vertex Pharmaceuticals, Inc. (a)	8,449	3,761
Gilead Sciences, Inc.	33,630	3,729
Novo Nordisk AS, Class B	50,903	3,533
Medtronic PLC	19,325	1,685
Stryker Corp.	3,483	1,378
Alnylam Pharmaceuticals, Inc. (a)	4,063	1,325
Molina Healthcare, Inc. (a)	3,573	1,064
AbbVie, Inc.	5,172	960
UnitedHealth Group, Inc.	2,675	834
Novartis AG	3,976	482
Takeda Pharmaceutical Co., Ltd.	14,500	446
GE HealthCare Technologies, Inc.	5,321	394
AstraZeneca PLC	2,821	392
BioMarin Pharmaceutical, Inc. (a)	5,924	326
		34,097

Communication services 5.15%
Meta Platforms, Inc., Class A	12,920	9,536
Alphabet, Inc., Class A	16,320	2,876
Alphabet, Inc., Class C	6,975	1,237
AT&T, Inc.	117,836	3,410
Netflix, Inc. (a)	917	1,228
Deutsche Telekom AG	25,673	937
Comcast Corp., Class A	23,470	838
Omnicom Group, Inc.	8,961	645
Universal Music Group NV	13,386	433
SoftBank Group Corp.	5,500	402
		21,542

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	24,589	5,395
Ferrari NV	3,418	1,677
Ferrari NV (EUR denominated)	739	362
Las Vegas Sands Corp.	43,437	1,890
adidas AG	7,746	1,806
Starbucks Corp.	18,930	1,734
LVMH Moet Hennessy-Louis Vuitton SE	3,082	1,614
Compagnie Financiere Richemont SA, Class A	6,583	1,240
Midea Group Co., Ltd., Class A	119,450	1,204
Royal Caribbean Cruises, Ltd.	3,643	1,141
Sony Group Corp.	27,900	723
Viking Holdings, Ltd. (a)	8,985	479
Hasbro, Inc.	4,685	346
		19,611

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 4.34%
Philip Morris International, Inc.	27,539	$5,016
Imperial Brands PLC	109,428	4,321
British American Tobacco PLC	74,366	3,535
ITC, Ltd.	568,184	2,759
Nestle SA	9,977	991
Sysco Corp.	10,532	798
Suntory Beverage & Food, Ltd.	24,000	768
		18,188

Materials 4.18%
Freeport-McMoRan, Inc.	93,947	4,073
Vale SA, ordinary nominative shares	272,884	2,644
Vale SA (ADR), ordinary nominative shares	56,123	545
Nitto Denko Corp.	145,300	2,817
Lundin Gold, Inc.	37,546	1,982
Air Products and Chemicals, Inc.	4,709	1,328
Smurfit Westrock PLC	26,077	1,125
International Paper Co.	23,245	1,089
Rio Tinto PLC	9,962	581
Franco-Nevada Corp. (CAD denominated)	3,358	551
Air Liquide SA	2,444	504
Celanese Corp.	4,784	265
		17,504

Utilities 3.13%
E.ON SE	135,349	2,491
DTE Energy Co.	15,885	2,104
Duke Energy Corp.	14,304	1,688
Constellation Energy Corp.	5,203	1,679
SembCorp Industries, Ltd.	284,900	1,535
Dominion Energy, Inc.	23,269	1,315
Pinnacle West Capital Corp.	12,840	1,149
PG&E Corp.	80,544	1,123
		13,084

Energy 2.30%
Canadian Natural Resources, Ltd. (CAD denominated)	159,193	5,003
Shell PLC (GBP denominated)	46,723	1,638
TC Energy Corp. (CAD denominated) (b)	30,769	1,502
Chevron Corp.	7,037	1,008
Cameco Corp. (CAD denominated)	6,626	492
		9,643

Real estate 0.69%
CTP NV	96,586	2,030
Embassy Office Parks REIT	187,528	851
		2,881
Total common stocks (cost: $181,462,000)		259,301
Convertible stocks 0.62%
Financials 0.33%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,375

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	$1,221
Total convertible stocks (cost: $2,727,000)		2,596
Bonds, notes & other debt instruments 31.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.98%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 6.72% 2/8/2028	INR18,000	212
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	67
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	443
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	450
Austria (Republic of) 0% 2/20/2031	EUR500	512
Austria (Republic of) 2.90% 2/20/2034	120	142
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	321
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,956
Brazil (Federative Republic of) 10.00% 1/1/2035	5,535	841
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	226	38
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	1,633	267
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	226	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	154
Canada (Government) 0.25% 3/1/2026	CAD246	178
Canada (Government) 3.50% 3/1/2028	1,119	839
Canada (Government) 1.50% 12/1/2031	1,040	697
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	57
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	CNY3,980	553
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	590
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	556
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	290
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	437
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	353
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	62
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	213
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,240
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Colombia (Republic of) 3.125% 4/15/2031	USD200	165
Estonia (Republic of) 3.25% 1/17/2034	EUR160	190
European Bank for Reconstruction and Development 5.25% 1/12/2027	INR10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	50
European Bank for Reconstruction and Development 6.75% 1/13/2032	55,400	653
European Investment Bank 0.375% 9/15/2027	EUR110	125
European Investment Bank 6.95% 3/1/2029	INR5,700	67
European Investment Bank 0.25% 1/20/2032	EUR860	870
European Investment Bank 7.40% 10/23/2033	INR19,300	237
European Investment Bank 2.875% 1/15/2035	EUR45	53
European Union 3.375% 10/4/2039	40	47
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	206
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,353
French Republic O.A.T. 2.00% 11/25/2032	610	675
French Republic O.A.T. 3.25% 5/25/2045	160	175
French Republic O.A.T. 3.75% 5/25/2056	295	329
Germany (Federal Republic of) 0% 8/15/2030	3,775	3,988
Germany (Federal Republic of) 0% 2/15/2032	540	546
Germany (Federal Republic of) 1.70% 8/15/2032	674	760
Germany (Federal Republic of) 2.30% 2/15/2033	300	351
Germany (Federal Republic of) 2.50% 2/15/2035	730	853
Germany (Federal Republic of) 1.00% 5/15/2038	180	171

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$167
Germany (Federal Republic of) 0% 8/15/2052	80	42
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	80
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	579
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	IDR2,030,000	136
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	2,263,000	149
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	77
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	2,543,000	160
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	63
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	260
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	186
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	191
Ireland (Republic of) 2.60% 10/18/2034	EUR100	115
Ireland (Republic of) 3.00% 10/18/2043	150	168
Italy (Republic of) 1.35% 4/1/2030	250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	945
Italy (Republic of) 4.20% 3/1/2034	900	1,137
Italy (Republic of) 3.65% 8/1/2035	795	954
Italy (Republic of) 4.50% 10/1/2053	210	257
Italy (Republic of) 4.30% 10/1/2054	200	236
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	584
Japan, Series 346, 0.10% 3/20/2027	134,150	922
Japan, Series 352, 0.10% 9/20/2028	30,650	208
Japan, Series 358, 0.10% 3/20/2030	37,400	249
Japan, Series 363, 0.10% 6/20/2031	10,500	69
Japan, Series 373, 0.60% 12/20/2033	55,750	366
Japan, Series 152, 1.20% 3/20/2035	434,000	2,952
Japan, Series 173, 0.40% 6/20/2040	50,350	277
Japan, Series 176, 0.50% 3/20/2041	109,950	602
Japan, Series 179, 0.50% 12/20/2041	50,500	271
Japan, Series 42, 1.70% 3/20/2044	59,400	375
Japan, Series 192, 2.40% 3/20/2045	487,500	3,410
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	393
Japan, Series 76, 1.40% 9/20/2052	41,100	212
Japan, Series 77, 1.60% 12/20/2052	99,700	539
Japan, Series 84, 2.10% 9/20/2054	82,450	492
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	127
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	843
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	148
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	46
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	165
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	327
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	25
Netherlands (Kingdom of the) 5.50% 1/15/2028	EUR100	128
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	263
New South Wales Treasury Corp. 4.25% 2/20/2036	670	416
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	68
Norway (Kingdom of) 3.75% 6/12/2035	2,460	243
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	98
Panama (Republic of) 7.50% 3/1/2031	USD200	213
Panama (Republic of) 6.40% 2/14/2035	200	195
Philippines (Republic of) 0.875% 5/17/2027	EUR110	126
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	105
Portugal (Republic of) 0.475% 10/18/2030	EUR50	53
Portugal (Republic of) 3.375% 6/15/2040	195	227
Province of Ontario 3.25% 7/3/2035	100	118
Quebec (Province of) 3.35% 7/23/2039	190	219
Romania 2.125% 3/7/2028	130	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	$162
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	258
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,493
Spain (Kingdom of) 0% 1/31/2027	EUR335	383
Spain (Kingdom of) 0.80% 7/30/2027	490	563
Spain (Kingdom of) 0.50% 10/31/2031	165	170
Spain (Kingdom of) 3.15% 4/30/2033	317	380
Spain (Kingdom of) 3.55% 10/31/2033	370	454
Spain (Kingdom of) 3.25% 4/30/2034	120	143
Spain (Kingdom of) 3.45% 10/31/2034	240	290
Turkey (Republic of) 7.125% 7/17/2032	USD200	200
United Kingdom 1.25% 7/22/2027	GBP410	536
United Kingdom 0.375% 10/22/2030	210	241
United Kingdom 1.00% 1/31/2032	750	848
United Kingdom 4.25% 6/7/2032	785	1,087
United Kingdom 3.25% 1/31/2033	140	180
United Kingdom 3.25% 1/22/2044	644	686
United Kingdom 1.25% 7/31/2051	413	248
United Kingdom 4.375% 7/31/2054	205	244
United Kingdom 2.50% 7/22/2065	340	259
United Mexican States 6.875% 5/13/2037	USD200	209
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	561
United Mexican States, Series M, 8.00% 11/7/2047	5,120	227
United Mexican States, Series M, 8.00% 7/31/2053	26,580	1,166
United Mexican States, Series S, 4.00% 10/29/2054 (c)	533	25
		58,518
Corporate bonds, notes & loans 6.14%
Financials 1.59%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD100	99
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR330	360
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(e)	USD200	202
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (e)	EUR200	254
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)	100	125
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	USD161	165
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (e)(f)	GBP100	146
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	USD200	212
BPCE SA 4.50% 1/13/2033	EUR100	124
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(e)	USD250	258
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)	200	208
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (e)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	70	70
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	160	155
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (e)	EUR200	221
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (e)	GBP100	136
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	USD290	302
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (e)	200	200
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)	360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)	290	324
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (e)	EUR100	131
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	USD160	161
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	280	243
KfW 1.125% 7/4/2025	GBP95	130
Mastercard, Inc. 2.00% 11/18/2031	USD102	89

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (e)	USD294	$305
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	150	156
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	119	121
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (e)	EUR175	191
New York Life Insurance Co. 3.75% 5/15/2050 (d)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	65	73
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	285
Royal Bank of Canada 1.20% 4/27/2026	175	171
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)(g)	EUR250	303
		6,676

Utilities 0.87%
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	USD200	206
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	178
Duke Energy Corp. 3.75% 4/1/2031	EUR100	120
Edison International 5.45% 6/15/2029	USD55	54
Edison International 6.25% 3/15/2030	50	51
Electricite de France SA 4.25% 1/25/2032	EUR100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (e)	200	260
Enel Finance International NV 2.125% 7/12/2028 (d)	USD200	187
Enfragen Energia Sur SA 5.375% 12/30/2030	200	179
Engie SA 7.00% 10/30/2028	GBP50	74
Exelon Corp. 3.40% 4/15/2026	USD150	149
Interstate Power and Light Co. 2.30% 6/1/2030	50	45
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	95
Pacific Gas and Electric Co. 3.30% 12/1/2027	252	244
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	80
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	97
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	88
Public Service Company of Colorado 2.70% 1/15/2051	125	75
Southern California Edison Co. 6.20% 9/15/2055	60	57
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD316	312
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	550	564
		3,649

Energy 0.79%
Ecopetrol SA 8.625% 1/19/2029	125	132
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	200	203
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	225	228
Halliburton Co. 3.80% 11/15/2025	2	2
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	56
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	211
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,232
Petroleos Mexicanos 6.84% 1/23/2030	460	445
Qatar Energy 3.125% 7/12/2041 (d)	320	237
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	200	200

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	USD200	$188
Targa Resources Corp. 5.50% 2/15/2035	2	2
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,313

Communication services 0.54%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	500
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	107
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	137
AT&T, Inc. 2.55% 12/1/2033	USD64	54
Comcast Corp. 0% 9/14/2026	EUR100	115
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 9.00% 3/1/2031 (e)	65	79
Orange 3.625% 11/16/2031	EUR100	122
Orange 5.625% 1/23/2034	GBP90	128
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	189
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	117
T-Mobile USA, Inc. 3.70% 5/8/2032	100	120
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	116
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	151
Verizon Communications, Inc. 0.75% 3/22/2032	100	101
		2,242

Consumer staples 0.50%
Altria Group, Inc. 2.20% 6/15/2027	270	318
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	243	248
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (e)	EUR640	751
Campbell’s Co. (The) 4.75% 3/23/2035	USD47	45
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	138
Mars, Inc. 5.20% 3/1/2035 (d)	USD105	106
Philip Morris International, Inc. 5.75% 11/17/2032	110	116
		2,087

Health care 0.47%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	30	29
Amgen, Inc. 4.20% 3/1/2033	280	269
Amgen, Inc. 5.65% 3/2/2053	422	412
Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
Becton, Dickinson and Co. 4.298% 8/22/2032	150	146
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	83
CVS Health Corp. 5.40% 6/1/2029	242	249
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	107
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	$118
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	255
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
		1,983

Industrials 0.43%
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	85
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	4
CSX Corp. 2.50% 5/15/2051	75	43
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	192
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	117
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	USD79	81
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	200	197
RTX Corp. 4.125% 11/16/2028	100	100
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	62
Veralto Corp. 4.15% 9/19/2031	EUR100	123
Veralto Corp. 5.45% 9/18/2033	USD60	62
		1,820

Consumer discretionary 0.37%
BMW International Investment BV 4.75% 9/4/2030	GBP100	139
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	USD150	148
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	150	150
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	236
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD135	135
Hyundai Capital America 1.50% 6/15/2026 (d)	250	243
Hyundai Capital America 2.375% 10/15/2027 (d)	109	104
Hyundai Capital America 5.10% 6/24/2030 (d)	72	73
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	191
		1,528

Materials 0.26%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	150	153
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	350
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	250	266
Vale Overseas, Ltd. 3.75% 7/8/2030	94	89
Verallia SAS 3.875% 11/4/2032	EUR200	235
		1,093

Information technology 0.18%
Amphenol Corp. 3.125% 6/16/2032	100	117
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	70	69
Broadcom, Inc. 3.469% 4/15/2034 (d)	123	110
Broadcom, Inc. 3.137% 11/15/2035 (d)	15	12
Oracle Corp. 2.65% 7/15/2026	216	212
SK hynix, Inc. 1.50% 1/19/2026	200	197
		738

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.14%
American Tower Corp. 0.875% 5/21/2029	EUR130	$142
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	110	128
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	102
Equinix, Inc. 2.15% 7/15/2030	176	157
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		569
Total corporate bonds, notes & loans		25,698
Mortgage-backed obligations 5.66%
Federal agency mortgage-backed obligations 4.35%
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	159	126
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	33	32
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	262	264
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	70	71
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	1,301	1,280
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	339	340
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	441	450
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	29	31
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	21	21
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	15	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	2,813	2,862
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	92	93
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	74	76
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	496	497
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	186	187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	139	139
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	106	108
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	72	73
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	52	53
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (h)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	87	87
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	87	89
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	72	74
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (h)	66	68
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	35	36
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	29	30
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	349	350
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	1,169	1,189
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	92	94
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (h)	524	514
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	11	11
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	283	271
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	13	13
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	334	334
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	118	120
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	63	61
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	40	40
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	38	39
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	67	64
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	43	43
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	101	99
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	14	14
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	52	51
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	28	28
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	3	3
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	333	264
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	99	95

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	USD55	$53
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	128	126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	10	10
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	763	764
Freddie Mac Pool #QI0213 6.50% 2/1/2054 (h)	8	8
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	420	420
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (h)	10	10
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)	27	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	43	43
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	83	85
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	36	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	109	112
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	73	75
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	56	57
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	51	52
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	44	44
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	23	23
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	47	48
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	12	12
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	126	126
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	6	6
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	162	165
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	85	87
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	83	85
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	76	78
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	45	46
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	35	35
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	74	71
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	69	69
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	511	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	64	64
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	22	22
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	1,045	1,045
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	44	43
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	92	91
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	12	12
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	1,412	1,384
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	65	65
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (h)(i)	403	386
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (h)(i)	891	874
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (h)(i)	88	91
		18,203

Collateralized mortgage-backed obligations (privately originated) 0.56%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(h)(j)	82	81
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(h)(j)	143	146
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(h)(j)	72	72
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(h)(j)	49	49
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(h)(j)	55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (d)(h)(j)	63	63

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(h)(j)	USD121	$122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(h)(j)	21	21
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(h)(j)	54	54
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(h)(j)	32	32
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(h)	228	230
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(h)	110	111
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(h)(j)	87	81
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(e)(h)	85	85
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(h)	166	168
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(h)	208	210
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(h)	215	216
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(h)(j)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(h)	236	239
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(h)	118	120
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(h)(j)	93	93
		2,349

Commercial mortgage-backed securities 0.51%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	57
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(h)(j)	146	145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	140	144
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(h)(j)	100	105
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(h)(j)	135	140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(h)(j)	131	135
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(h)(j)	295	294
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(h)(j)	143	143
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(h)(j)	51	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(h)(j)	555	552
		2,153

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK415	60
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,093	156
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	5,082	659
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	447	52
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	540	67
Realkredit Danmark AS 1.00% 10/1/2053 (h)	179	22
		1,016
Total mortgage-backed obligations		23,721

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.47%
U.S. Treasury 3.00% 7/15/2025	USD985	$984
U.S. Treasury 4.50% 4/15/2027	1,223	1,238
U.S. Treasury 4.00% 6/30/2028	4,484	4,522
U.S. Treasury 4.625% 9/30/2028	1,875	1,927
U.S. Treasury 4.125% 3/31/2029	865	877
U.S. Treasury 3.50% 9/30/2029	755	747
U.S. Treasury 4.00% 2/28/2030	1,130	1,141
U.S. Treasury 0.625% 5/15/2030	1,150	989
U.S. Treasury 4.00% 5/31/2030	1,090	1,101
U.S. Treasury 1.375% 11/15/2031 (k)	771	660
U.S. Treasury 2.875% 5/15/2032	306	286
U.S. Treasury 4.625% 2/15/2035 (k)	1,340	1,383
U.S. Treasury 4.25% 5/15/2035	6	6
U.S. Treasury 1.875% 2/15/2041 (k)	285	196
U.S. Treasury 2.25% 5/15/2041 (k)	986	717
U.S. Treasury 2.875% 11/15/2046	330	243
U.S. Treasury 1.25% 5/15/2050	440	211
U.S. Treasury 1.375% 8/15/2050	400	197
U.S. Treasury 2.375% 5/15/2051 (k)	510	324
U.S. Treasury 2.00% 8/15/2051 (k)	560	323
U.S. Treasury 4.00% 11/15/2052	270	236
U.S. Treasury 3.625% 2/15/2053	149	122
U.S. Treasury 4.25% 8/15/2054	320	292
		18,722

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	372	367
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	687	713
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (c)	268	194
		1,274
Total U.S. Treasury bonds & notes		19,996
Asset-backed obligations 0.58%
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)	7	7
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	148	154
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	97	99
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	91	92
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	100	101
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	43	43
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(h)(j)	233	231
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(h)	100	100
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(h)	100	102
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	86	86
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(h)	231	236
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	13	13
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(h)(j)	70	71
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(h)(j)	230	230
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	219	219
		2,436

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD100	$72

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	55
Total municipals			127
Federal agency bonds & notes 0.03%
Korea Development Bank 6.75% 7/1/2030		INR10,000	116
Total bonds, notes & other debt instruments (cost: $131,387,000)			130,612
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund (l)		488,295	4,121
Total Investment funds (cost: $3,868,000)			4,121
Short-term securities 5.53%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (l)(m)		215,820	21,582

Money market investments purchased with collateral from securities on loan 0.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)		1,390,770	1,391
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.04%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP10,000	191
Total short-term securities (cost: $23,161,000)			23,164
Total investment securities 100.29% (cost: $342,605,000)			419,794
Other assets less liabilities (0.29)%			(1,205)
Net assets 100.00%			$418,589

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	95	7/25/2025	EUR129.00	EUR9,500	$7
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(95)	7/25/2025	EUR128.00	EUR(9,500)	$(5)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year Italy Government Bond Futures	Long	6	9/10/2025	USD763	$— (o)
2 Year Euro-Schatz Futures	Long	5	9/10/2025	632	— (o)
2 Year Canadian Government Bond Futures	Long	16	9/29/2025	1,242	— (o)
2 Year U.S. Treasury Note Futures	Short	7	10/3/2025	(1,456)	— (o)
5 Year Euro-Bobl Futures	Long	60	9/10/2025	8,317	(20)
5 Year Canadian Government Bond Futures	Long	19	9/29/2025	1,592	5
5 Year U.S. Treasury Note Futures	Long	86	10/3/2025	9,374	96
10 Year French Government Bond Futures	Long	5	9/10/2025	729	(3)
10 Year Italy Government Bond Futures	Short	8	9/10/2025	(1,140)	(3)
10 Year Euro-Bund Futures	Short	47	9/10/2025	(7,206)	42
10 Year Australian Treasury Bond Futures	Short	7	9/15/2025	(528)	(6)
10 Year Japanese Government Bond Futures	Short	8	9/22/2025	(7,723)	(25)
10 Year Canadian Government Bond Futures	Long	15	9/29/2025	1,344	6
10 Year U.S. Treasury Note Futures	Long	23	9/30/2025	2,579	52
10 Year UK Gilt Futures	Long	12	9/30/2025	1,532	14
10 Year Ultra U.S. Treasury Note Futures	Long	10	9/30/2025	1,143	24
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	64
30 Year Euro-Buxl Futures	Short	11	9/10/2025	(1,539)	16
30 Year Ultra U.S. Treasury Bond Futures	Long	6	9/30/2025	715	19
					$281

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	275	USD	371	Morgan Stanley	7/1/2025	$7
GBP	110	USD	148	UBS AG	7/1/2025	3
USD	240	GBP	175	Morgan Stanley	7/1/2025	— (o)
USD	284	GBP	210	Morgan Stanley	7/1/2025	(5)
JPY	86,895	USD	599	Goldman Sachs	7/7/2025	5
JPY	16,970	USD	118	Barclays Bank PLC	7/7/2025	— (o)
EUR	2,380	USD	2,713	Goldman Sachs	7/8/2025	92
USD	91	EUR	80	BNP Paribas	7/8/2025	(3)
USD	138	EUR	120	UBS AG	7/8/2025	(3)
USD	232	EUR	200	UBS AG	7/8/2025	(4)
USD	907	EUR	820	BNP Paribas	7/8/2025	(60)
USD	187	MYR	790	BNP Paribas	7/9/2025	(1)
EUR	980	USD	1,127	HSBC Bank	7/10/2025	28
USD	122	EUR	107	HSBC Bank	7/10/2025	(4)
USD	912	EUR	790	JPMorgan Chase	7/10/2025	(20)
EUR	430	USD	493	Standard Chartered Bank	7/14/2025	14
CNH	22,979	USD	3,206	Citibank	7/14/2025	8
CHF	130	USD	159	UBS AG	7/14/2025	5
USD	49	AUD	75	Standard Chartered Bank	7/14/2025	— (o)
USD	21	CLP	19,505	Morgan Stanley	7/14/2025	— (o)
USD	18	BRL	105	Citibank	7/14/2025	(1)
USD	202	CNH	1,450	Goldman Sachs	7/14/2025	(1)
USD	785	INR	67,415	Standard Chartered Bank	7/14/2025	(1)
USD	70	RON	310	Citibank	7/14/2025	(2)
USD	86	ILS	300	HSBC Bank	7/14/2025	(3)
USD	591	IDR	9,648,911	HSBC Bank	7/14/2025	(4)
USD	1,438	AUD	2,195	Citibank	7/14/2025	(7)
EUR	1,615	USD	1,847	BNP Paribas	7/15/2025	58
USD	278	MXN	5,330	Citibank	7/15/2025	(5)
EUR	780	USD	905	Bank of America	7/16/2025	15
EUR	423	GBP	360	BNP Paribas	7/16/2025	5
CNH	4,590	USD	641	Citibank	7/16/2025	1
EUR	12	USD	14	Bank of America	7/16/2025	— (o)
NZD	47	USD	29	UBS AG	7/16/2025	— (o)
USD	227	JPY	32,750	Citibank	7/16/2025	(1)
USD	9,685	CNH	69,313	HSBC Bank	7/16/2025	(11)
USD	10,308	JPY	1,480,084	JPMorgan Chase	7/17/2025	9
USD	1,950	CAD	2,660	Bank of New York Mellon	7/17/2025	(5)
USD	71	COP	300,000	Morgan Stanley	7/18/2025	(2)
USD	1,728	KRW	2,363,730	Citibank	7/18/2025	(21)
USD	1,570	BRL	8,781	Citibank	7/18/2025	(39)
USD	5,670	GBP	4,190	UBS AG	7/18/2025	(82)
MYR	2,435	USD	573	Standard Chartered Bank	7/21/2025	5
MYR	915	USD	216	JPMorgan Chase	7/21/2025	2
USD	92	SEK	870	Morgan Stanley	7/21/2025	— (o)
USD	64	MYR	281	HSBC Bank	7/21/2025	(2)
USD	107	PLN	390	Citibank	7/21/2025	(2)
USD	95	MYR	418	BNP Paribas	7/21/2025	(4)
USD	165	MYR	727	Standard Chartered Bank	7/21/2025	(7)
USD	234	MYR	1,031	Standard Chartered Bank	7/21/2025	(10)
USD	249	MYR	1,091	Standard Chartered Bank	7/21/2025	(10)
USD	281	MYR	1,234	Standard Chartered Bank	7/21/2025	(12)
USD	388	MYR	1,698	HSBC Bank	7/21/2025	(15)
USD	326	JPY	47,140	Bank of America	7/22/2025	(2)
JPY	68,730	USD	486	Standard Chartered Bank	7/22/2025	(8)
EUR	110	USD	126	Goldman Sachs	7/24/2025	3

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	345	EUR	300	HSBC Bank	7/24/2025	$(9)
GBP	457	EUR	530	BNP Paribas	7/25/2025	1
EUR	115	USD	136	UBS AG	7/25/2025	— (o)
USD	583	EUR	510	UBS AG	7/25/2025	(19)
EUR	396	DKK	2,950	Bank of America	7/28/2025	— (o)
USD	367	NOK	3,711	Bank of America	7/28/2025	(1)
USD	411	INR	35,415	BNP Paribas	7/28/2025	(2)
USD	569	MXN	10,835	Morgan Stanley	7/28/2025	(7)
USD	549	CHF	440	Barclays Bank PLC	7/28/2025	(8)
USD	59	CZK	1,240	Citibank	8/6/2025	— (o)
USD	126	SGD	160	Bank of America	8/6/2025	— (o)
USD	378	EUR	325	UBS AG	8/6/2025	(5)
EUR	188	CAD	300	Citibank	8/7/2025	1
USD	29,349	EUR	25,010	Morgan Stanley	8/8/2025	(193)
GBP	175	USD	240	Morgan Stanley	8/11/2025	— (o)
EUR	505	USD	580	HSBC Bank	9/12/2025	18
						$(321)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(2)	$—	$(2)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD2,970	2	—	2
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	3	—	3
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	14	—	14
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	24	—	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	15	—	15
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	3	—	3
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	1	—	1
3.947%	Annual	SONIA	Annual	3/20/2030	GBP410	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	3	—	3
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	2	—	2
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	6	—	6
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	44	—	44
						$121	$—	$121

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(20)	$—	$(20)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	36	—	36
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	11	—	11
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	5	—	5
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(42)	—	(42)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(222)	—	(222)
							$(224)	$—	$(224)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR2,260	$(57)	$(25)	$(32)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 6/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR1,130	$124	$119	$5
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD3,073	68	65	3
					$192	$184	$8

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 0.98%
Capital Group Central Corporate Bond Fund	$3,953	$96	$—	$—	$72	$4,121	$96
Short-term securities 5.16%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (m)	22,187	58,601	59,201	(3)	(2)	21,582	541
Total 6.14%				$(3)	$70	$25,703	$637
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)	12/4/2024	$273	$303	0.07%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	103	109	0.03
Total		$376	$412	0.10%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $1,472,000, which represented 0.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,223,000, which represented 2.68% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $412,000, which represented 0.10% of the net assets of the fund.

(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,261,000, which represented 0.54% of the net assets of the fund.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	Amount less than one thousand.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	148

The Bond Fund of America®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 95.24%	Principal amount (000)	Value (000)
Mortgage-backed obligations 34.58%
Federal agency mortgage-backed obligations 27.75%
Fannie Mae Pool #256133 4.50% 1/1/2026 (a)	USD1	$1
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	25	25
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	26	25
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	12	11
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	2,084	1,968
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	99	92
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	30	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,768	1,652
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	739	690
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	326	342
Fannie Mae Pool #924866 6.14% 10/1/2037 (a)(b)	128	129
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	161	165
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	642	660
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	140	142
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	703	707
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	681	690
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	107,480	92,775
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	659	667
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	346	350
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	310	315
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	175	177
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	39	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,616	1,501
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	694	644
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	738	699
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	119	113
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,331	4,117
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	294	274
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	718	682
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	33	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,882	3,556
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,806	1,712
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	68	65
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	2,106	2,050
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,098	1,005
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,389	4,782
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	4,077	3,720
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	17,796	16,865
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	16,585	15,335
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	419	390
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,136	1,011
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	757	675
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,186	2,014
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	17,711	16,743
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	12,601	11,515
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,335	3,040
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,246	4,780
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	25,007	22,957
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,987	4,205
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	532	443
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	15,444	13,669
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	5,242	4,672
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,684	1,466
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,698	3,912
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	965	802
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	610	507
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	956	832

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	USD1,627	$1,298
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	17,165	14,257
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,635	2,226
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	896	757
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	423	351
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	306	268
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	902	749
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	255	215
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	191	159
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	179	149
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,485	1,292
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,809	1,434
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	6,060	5,121
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,123	933
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	659	548
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	25	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	15,025	13,416
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,045	834
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	1,022	889
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,554	5,230
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	5,062	4,049
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	41	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	21,322	17,821
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,550	1,289
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	934	776
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	64	56
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,278	2,599
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	717	568
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	377	303
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	5,016	4,234
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,501	2,911
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	348	276
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,432	6,170
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,720	1,428
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	966	802
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,557	6,789
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,832	1,452
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	572	453
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	28	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,948	4,108
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,637	3,850
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,463	2,058
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	172	143
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	116	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	3,041	2,658
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	375	328
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,603	8,405
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,779	1,410
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	17	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,906	1,590
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,800	1,494
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	590	490
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	475	394
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	162	135
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	33	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	27	23
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,879	1,489
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	503	405
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	47	39

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	USD277	$242
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	197	172
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	77	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,722	7,332
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,773	3,965
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,453	3,697
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	996	829
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	928	770
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	573	475
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	427	360
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	216	181
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,347	1,186
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	10,828	8,583
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,121	2,591
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,964	1,631
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	1,043	874
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	487	406
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	437	363
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	316	264
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	302	251
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	56	46
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	1,653	1,311
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	319	265
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	3,092	2,702
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,430	3,521
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	128	102
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	94	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	904	788
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	812	646
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,934	1,606
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,846	1,466
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	933	740
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,462	3,710
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,098	1,741
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,126	935
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	337	280
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	969	848
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	15,112	11,989
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,497	1,984
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	809	642
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,648	1,374
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	885	737
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	731	607
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	488	406
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	441	366
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	256	213
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	32,666	28,775
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,573	1,247
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,256	997
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,073	853
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	867	687
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,759	2,291
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,766	1,472
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	359	300
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	35	29
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,663	1,321
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	750	596
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	31,581	26,219

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	USD1,597	$1,329
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,455	1,358
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	264	246
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,727	2,963
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,741	17,232
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,186	1,821
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	968	805
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	150	125
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	3,018	2,816
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,072	3,024
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,375	1,356
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	738	614
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	432	358
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	136	113
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,813	2,773
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	568	563
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	453	377
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	255	244
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	59	56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,469	8,374
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	9,096	7,216
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,772	9,371
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,518	2,418
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,466	2,430
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,770	2,780
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,519	2,530
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	205	214
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	847	812
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	133	130
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	37	37
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	272	253
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	30,348	29,904
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	687	570
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,621	4,302
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	593	584
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	407	379
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	151	149
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	4,058	4,079
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	423	426
Fannie Mae Pool #BX7949 6.00% 3/1/2053 (a)	1,000	1,018
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	835	855
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,281	3,986
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	656	629
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	15,642	15,388
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	88	87
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	960	965
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	17,738	18,159
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,697	4,377
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	432	403
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	30	28
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (a)	10,478	10,313
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,900	2,865
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,760	2,714
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,894	5,907
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	7,060	7,203
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	615	533
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,902	2,782
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	6,679	6,694
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	6,347	6,360
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	311	312

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	USD3,837	$3,904
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,380	2,432
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,799	1,841
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	6,068	4,820
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,642	3,024
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	152	126
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	75	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,842	19,022
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	591	583
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,400	3,407
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	7,908	8,229
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	23,480	23,524
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	12,744	12,787
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	6,200	6,224
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	531	532
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	5,000	5,091
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	15,338	15,862
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	7,575	7,055
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,829	11,871
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,558	6,583
Fannie Mae Pool #CB7725 6.00% 10/1/2053 (a)	8,769	8,929
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	152	154
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	63,161	62,069
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	2,116	2,196
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,917	1,920
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	774	806
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	965	1,018
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	5,281	5,488
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,292	1,336
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,980	2,855
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,613	2,616
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,777	1,779
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	7,083	7,251
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	5,296	5,387
Fannie Mae Pool #CB8422 6.00% 2/1/2054 (a)	1,902	1,936
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,771	1,802
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	14,405	13,808
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	19,135	19,189
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,607	1,608
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	5,058	5,178
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,391	3,455
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,742	1,773
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	4,359	4,537
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,987	5,023
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,405	5,542
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	594	596
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	384	391
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	228	232
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,702	2,704
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,869	1,879
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	18,915	19,367
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,261	1,291
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	1,195	1,216
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	10,755	11,178
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,987	6,999
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,490	1,499
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	33,148	33,719
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,109	5,243

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	USD2,600	$2,655
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	2,391	2,433
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,197	2,255
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,316	1,340
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,237	1,258
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	596	606
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	16,780	17,475
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,952	5,148
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,806	2,922
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	136	136
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	44,877	45,653
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,348	1,373
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,289	1,312
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	1,041	1,059
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	227	232
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	111	113
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,318	2,414
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	2,007	2,091
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,624	3,627
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,709	1,724
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,269	1,276
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	887	902
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	5,359	5,256
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,532	4,536
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,500	3,559
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	264	254
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	90	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	33	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	143	140
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	4,029	4,128
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,426	1,453
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	949	965
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	377	384
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	294	300
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,900	1,901
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,607	1,638
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	869	883
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,995	2,062
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,346	1,399
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,934	2,936
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	13,962	14,198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	496	496
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	5,405	5,496
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	17,406	16,196
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,036	1,054
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	281	276
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	2,211	2,249
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	6,906	6,909
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	511	511
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	2,070	2,139
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,669	8,665
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	7,168	6,450
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	15,248	13,151
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	18,049	15,563
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	1,008	965
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,704	4,168
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	14	14

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2002-W1, Class 2A, 4.453% 2/25/2042 (a)(b)	USD15	$15
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	48	47
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	877	862
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	38	38
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	31	29
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,494	2,333
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	37	38
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	28	29
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	53	54
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	183	188
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,812	1,572
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	131	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,393	4,657
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	135	135
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	9,385	8,101
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	303	311
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	15,573	14,152
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	56	47
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	90	79
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	807	762
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	488	465
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	4,015	3,595
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	10,467	9,664
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	766	725
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	245	226
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	956	907
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	497	455
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,585	1,447
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	8,469	7,809
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	23,124	20,549
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,617	3,900
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	27	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	312	273
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,823	1,522
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,764	1,543
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,495	4,662
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,196	995
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	60	50
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,943	1,615
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,779	1,411
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	424	341
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	98	78
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	62,873	50,074
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,789	1,418
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,309	1,917
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,195	1,740
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	226	188
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	159	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,840	1,459
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,803	1,429
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,614	1,279
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,261	1,014
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,092	954
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,985	1,573
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,349	1,975
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	764	634
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,950	1,621
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	551	461
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,773	5,097

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	USD781	$621
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	10,005	8,411
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,635	6,339
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,857	1,552
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	888	737
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	461	382
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	50	41
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	1,022	893
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	530	420
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,913	1,589
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,354	5,551
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,794	1,579
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)	7,969	6,317
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,359	1,871
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,383	1,165
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,159	1,013
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	810	644
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,102	915
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	1,886	1,495
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	4,134	3,433
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,642	2,205
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	487	405
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	482	402
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,961	3,484
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,634	1,296
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	828	658
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	977	811
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	403	335
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	230	192
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	171	142
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	62	52
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	596	541
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,322	1,843
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,812	1,439
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	918	727
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	854	677
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	493	391
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	170	135
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	808	672
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	728	607
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	70	58
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,264	1,004
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,714	1,423
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	563	469
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	223	185
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	124	103
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	120	100
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,683	1,401
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	380	315
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	42,415	36,791
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,623	3,139
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	180	189
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	881	731
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	475	395
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	190	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,318	3,745
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	2,045	2,015
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	89	71
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	193	161

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	USD560	$490
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	72	69
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	4,020	3,487
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	326	313
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	285	274
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	48	46
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,779	5,821
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	16,148	15,285
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,631	5,328
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	16,259	15,592
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,483	3,433
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,450	3,399
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	2,042	2,049
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	40	42
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	1,040	901
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	997	929
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	513	478
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,157	1,187
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	15,265	14,640
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	193	190
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	3,080	3,153
Freddie Mac Pool #SD8298 4.50% 2/1/2053 (a)	14,914	14,303
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,208	2,172
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	42,881	43,071
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	23,172	23,261
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	13,602	13,891
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,602	2,422
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,695	1,577
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	76	71
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,684	2,502
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	194	186
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,506	4,453
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	642	633
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	542	534
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	193	180
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	33	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	8,264	8,121
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	8,090	8,108
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,465	3,488
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,382	2,388
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	13,542	13,806
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	578	538
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,524	5,429
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	19,409	19,448
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	6,319	6,457
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,909	2,962
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	670	697
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	580	604
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	561	586
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	546	570
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	385	402
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	294	307
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	185	192
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	162	171
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,155	4,804
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	542	504
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	66	61

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	USD255	$251
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,500	7,511
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	584	586
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	8,188	8,374
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,936	2,992
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	476	443
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	396	369
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,310	2,318
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,156	2,164
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	2,033	2,039
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,343	1,348
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,434	4,526
Freddie Mac Pool #QH0851 6.00% 9/1/2053 (a)	13,728	13,973
Freddie Mac Pool #QH1296 6.00% 9/1/2053 (a)	13,376	13,621
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	10,892	11,101
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,428	1,461
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,074	1,101
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	54,078	55,892
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	802	790
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	14,446	14,706
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	3,680	3,806
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	601	591
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	18,116	18,178
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	2,186	2,226
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	12,641	13,150
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,751	1,818
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	5,293	5,402
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,812	2,886
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	644	668
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	187	174
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	770	771
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	11,117	11,305
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,713	4,796
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,599	3,672
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	194	197
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,842	5,028
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	410	410
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,559	2,578
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,857	1,862
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	8,058	8,235
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	5,285	5,411
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,208	4,313
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,997	2,050
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	166	169
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	23	23
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	6,363	6,624
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)	4,289	4,433
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,977	1,940
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	37,758	38,030
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,705	4,738
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	3,074	3,129
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	6,179	6,436
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,752	2,757
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	984	990
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	25,088	25,561
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	120	122
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,849	6,091
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	2,462	2,463
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,826	1,828
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	23,030	23,429

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	USD13,207	$13,581
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	3,096	3,154
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,714	2,765
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	237	243
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	35,128	36,307
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,575	2,682
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,048	2,015
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,454	1,429
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,313	1,290
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	9,466	9,627
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	5,050	5,147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,455	2,502
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	12,853	13,386
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	12,151	12,655
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,793	4,993
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	3,279	3,415
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	1,923	2,001
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	1,144	1,185
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	3,617	3,620
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,490	4,592
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	485	494
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	263	269
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	248	254
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	229	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	44	45
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	30	31
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,174	4,347
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,607	2,703
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,254	2,342
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	1,034	1,077
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,000	1,034
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4,203	4,206
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	147	150
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	5,516	5,715
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	149	154
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,311	4,012
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,829	4,624
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	7,307	7,167
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	13,366	13,376
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,082	11,107
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	3,287	3,343
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	6,877	6,751
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	274	274
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	14	14
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	283	288
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	780	808
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,412	1,413
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,759	5,866
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,350	2,412
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,643	1,683
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	593	603
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (a)	1,498	1,562
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,596	4,401
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	7,333	7,336

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	USD2,421	$2,461
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,756	1,796
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)	— (c)	— (c)
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	159	161
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	2,703	2,793
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	8,923	9,073
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	1,707	1,736
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)	483	500
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	197	193
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	1,595	1,621
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	883	865
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	12,865	12,872
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	224	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,861	1,892
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	37	38
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	94	99
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,461
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	84	74
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	77	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	5,688	5,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,400	1,339
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,792	7,495
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(d)	135	133
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)	27,314	27,358
Government National Mortgage Assn. 2.00% 8/1/2055 (a)(d)	6,176	5,014
Government National Mortgage Assn. 4.00% 8/1/2055 (a)(d)	108	100
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	9,290	8,762
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	25	25
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,865	3,756
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,606	7,891
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,930	1,574
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,347	2,728
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,742	6,471
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,839	2,377
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,751	2,300
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)	4,337	3,638
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	4,033	3,431
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,458	2,897
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	226	200
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	174	154
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,664	4,257
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,832	4,280
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,986	3,643
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	21,289	19,425
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,615	7,121
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,348	5,011
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,409	3,283
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	12,036	11,578
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	3,131	3,085
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,748	7,446
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,720	12,217
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,742	1,623
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	21,027	20,143
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	9,065	8,435
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	797	741
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,165	1,084
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	99	92
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,472	1,076
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)	5,845	5,342
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)	151,036	125,252

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	USD58,704	$52,860
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)	688	640
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(d)	580	568
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(d)	5,902	5,902
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)	1,301	1,322
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)	35,090	36,948
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(d)	18,486	14,644
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(d)	9,047	7,828
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(d)	1,456	1,354
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(d)	10,953	11,294
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(d)	30,276	31,760
		3,042,615

Commercial mortgage-backed securities 3.48%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (a)(b)(e)	11,443	11,524
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,381
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (a)(b)(e)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	732
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	536
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,697
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	953
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	266
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)	15,601	16,254
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,490
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	776
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	3,361	3,506
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,174	2,276
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)	8,867	9,248
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,907
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	7,780	8,129
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(b)(e)	8,476	8,540
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(b)(e)	14,268	14,228
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (a)(b)(e)	552	550
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(b)(e)	995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (a)(b)(e)	996	995
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.174% 11/15/2036 (a)(b)(e)	10,670	10,666
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(b)(e)	3,395	3,400
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (a)(b)(e)	1,981	1,981
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (a)(b)(e)	382	382
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (a)(b)(e)	259	259
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (a)(b)(e)	654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (a)(b)(e)	8,555	8,555
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.676% 11/15/2038 (a)(b)(e)	291	290
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (a)(b)(e)	86	86
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(b)(e)	129	129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(b)(e)	8,600	8,598
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(b)(e)	8,000	8,042
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(b)(e)	26,909	27,299
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (a)(b)(e)	5,461	5,449
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,682

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	USD610	$602
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(b)(e)	8,924	9,048
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	966	1,009
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (a)(e)	1,121	1,177
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(b)(e)	862	904
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	196
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (a)(b)(e)	564	564
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (a)(b)(e)	769	770
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(b)(e)	588	590
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	2,432	2,493
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(b)(e)	1,508	1,510
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,507
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	389
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	97
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,386
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(b)(e)	8,260	8,276
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(b)(e)	15,120	15,543
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(b)(e)	1,478	1,494
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(b)(e)	24,720	25,509
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (a)(b)(e)	28,416	28,334
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	240	233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,250
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,008
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (a)(b)(e)	13,405	13,400
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (a)(b)(e)	19	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	97	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	242
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	730	718
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (a)(b)(e)	3,848	3,848
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,571
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.352% 7/15/2036 (a)(b)(e)	800	799
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.506% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (a)(b)(e)	26,882	26,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (a)	1,132	1,129
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,515
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	5,667	5,941
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	202
		381,406

Collateralized mortgage-backed obligations (privately originated) 3.35%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,747	1,578
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	64	62
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	4,257	4,094
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,821	11,432

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	USD593	$556
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	243	237
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	675	619
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(e)	197	195
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	2,305	2,285
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	13,815	13,523
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	5,199	4,955
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	122	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	1,054	952
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.055% 5/25/2042 (a)(b)(e)	180	184
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(b)(e)	465	478
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (a)(b)(e)	2,374	2,425
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (a)(b)(e)	1,415	1,429
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (a)(b)(e)	731	735
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (a)(b)(e)	3,393	3,393
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (a)(b)(e)	507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (a)(b)(e)	354	354
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 2/25/2044 (a)(b)(e)	1,053	1,064
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (a)(b)(e)	2,713	2,713
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 9/25/2044 (a)(b)(e)	966	966
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (a)(b)(e)	1,584	1,591
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (a)(b)(e)	2,005	2,007
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (a)(b)(e)	5,202	5,209
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	6,774	6,791
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,700	1,385
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,872	1,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(b)(e)	132	135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(b)(e)	209	211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(b)(e)	1,519	1,601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(b)(e)	3,318	3,326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (a)(b)(e)	13,353	13,381
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(b)(e)	3,944	3,944
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(b)(e)	1,648	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(b)(e)	2,978	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	9,130	9,156
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	4,454	4,493

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	USD1,772	$1,607
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	694	677
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	4,556	4,388
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	15,394	15,497
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	638	643
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	621	622
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	1,921	1,919
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	2,027	1,847
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	23,624	23,561
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(b)(e)	2,453	2,418
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)	6,519	6,567
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (a)(b)(e)	1,880	1,878
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	3,385	3,411
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	7,224	7,304
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	7,021	7,087
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	17,725	17,931
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	5,192	5,176
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	19,510	19,630
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,303	1,156
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(e)	4,038	3,805
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,084	1,058
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	991
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,345	13,519
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	6,176	5,913
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (a)(b)(e)	6,368	6,410
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	7,476	6,786
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (a)(b)(e)	3,356	3,424
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,423	1,423
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,021	4,881
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	8,569	8,597
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,475	7,435
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,360	3,315
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	15,504	15,685
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	6,574	6,650
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	14,079	14,172
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	4,413	4,414
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	21,776	22,012
		368,056
Total mortgage-backed obligations		3,792,077
Corporate bonds, notes & loans 33.01%
Financials 11.08%
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,799
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,792
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,027
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,126
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(h)	7,652	7,595
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,690
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,058
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	539
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,708
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,102
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	USD604	608
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	359	391
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,634

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	USD4,927	$5,031
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,552
American International Group, Inc. 4.85% 5/7/2030	3,534	3,592
American International Group, Inc. 5.125% 3/27/2033	2,749	2,796
Aon Corp. 5.35% 2/28/2033	1,083	1,116
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,089
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,040
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,621
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,147
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,188
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,847
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,771
Banco Santander, SA 5.147% 8/18/2025	4,000	4,003
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	1,400	1,353
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,176
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,635
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,002
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	353
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,132
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	3,691	3,456
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	5,024	5,151
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	20,927	18,255
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	36,155	31,516
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (e)(f)	4,850	4,866
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	1,858	1,903
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	5,690	5,826
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034) (f)	2,378	2,409
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,412
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	2,074
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,605
Block, Inc. 2.75% 6/1/2026	1,975	1,935
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,752
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,332
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (e)(f)	4,117	4,266
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (e)(f)	4,729	4,691
BPCE SA 0.895% 12/14/2026	JPY100,000	691
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,165
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,297
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	1,285	1,323
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,914
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	3,814	3,885
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,617
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	10,005	10,512
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,326
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,088
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)	3,953	4,138
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,699
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	31,095	31,435
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (f)	2,430	2,430
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	527
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,282
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,045
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,535
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	470
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,005
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,485
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,745

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citibank, NA 5.803% 9/29/2028	USD4,100	$4,288
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,800
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	7,960
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	5,103	5,081
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	21,543	21,794
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	885
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,889
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	126
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,889
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	15,346	15,898
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	4,518	4,872
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,863
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,464
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,723
Corebridge Financial, Inc. 4.35% 4/5/2042	361	304
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,404
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)	2,990	2,889
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	2,975	2,965
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,281
Deutsche Bank AG 4.10% 1/13/2026	857	854
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	27,047	26,776
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,095
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	7,343	7,715
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	6,271	6,693
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	6,685	6,737
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	6,750	6,316
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (f)	3,235	2,965
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,184
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	1,200	1,170
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,158
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,943
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,999
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,435
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	489
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	1,990
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,863
Five Corners Funding Trust III 5.791% 2/15/2033 (e)	942	980
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	2,965
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	12,820
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,588
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,598
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,459
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,935
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	28,930	30,121
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	13,759	13,991
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	2,441	2,449
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	7,315	7,501
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	2,929	2,895
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	24,589	25,225
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,264
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,261
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,351
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,012
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,711
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,132
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	15,400	15,436

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	USD6,250	$6,170
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,949
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	5,100	5,727
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	677
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	316
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,431
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,196
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,734
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,783
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	11,932
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,730
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	10,922
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,573
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	4,720	4,838
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	641	556
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,679
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	17,099	17,407
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (f)	2,790	2,762
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	10,233	10,609
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	2,415	2,352
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	1,625	1,650
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	1,979	2,032
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	6,528	7,081
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)	6,357	6,715
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,286
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	246
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,987
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,544
MetLife, Inc. 3.60% 11/13/2025	3,490	3,481
MetLife, Inc. 5.375% 7/15/2033	1,279	1,332
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	871
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,089
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	629
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)	6,200	6,017
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)	2,225	2,149
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,468
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	773
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)	1,367	1,327
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	1,701	1,767
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	2,020	2,078
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	12,940
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	355
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,301
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,631

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	USD1,704	$1,708
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,782
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	3,031	2,594
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,593
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,108
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	14,060	14,438
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	9,846	10,207
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,834
MSCI, Inc. 3.25% 8/15/2033 (e)	695	610
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,587
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	2,170	2,210
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,132
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	725
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	203
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,760
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,759
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,716
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	660
Royal Bank of Canada 4.90% 1/12/2028	360	367
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,392
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,319
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,773
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	568
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (f)	1,640	1,577
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	2,579	2,635
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,451
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,067
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	393
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,453
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,146
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,389
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,636
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,592
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,794
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,800
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,657
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,530
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,129
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,518
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,804
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,799
UBS AG 7.50% 2/15/2028	2,445	2,638
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	10,990
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	6,623	6,407
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	17,490	17,966
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,017
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,438
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	1,392	1,204
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,546
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	4,038	3,524
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (e)(f)	5,000	6,184

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 4.625% 4/12/2027 (e)	USD1,395	$1,395
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	455
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,524
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,397
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	967
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,429
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	4,895	4,964
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,628
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	4,260	4,364
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,167
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,442
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	198	199
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	13,513	13,954
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,877
		1,215,226

Utilities 4.25%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	930
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,099
Alabama Power Co. 3.00% 3/15/2052	3,219	2,085
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	411	303
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	441
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,074
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	851
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,336
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,573
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,550
DTE Energy Co. 5.10% 3/1/2029	7,900	8,059
DTE Energy Co. 3.00% 3/1/2032	259	236
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	319
Duke Energy Florida, LLC 5.875% 11/15/2033	370	395
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,080
Duke Energy Florida, LLC 3.00% 12/15/2051	293	185
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,709
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,542
Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
Edison International 4.125% 3/15/2028	6,768	6,535
Edison International 6.95% 11/15/2029	1,575	1,638
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,474
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR2,800	3,214
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,780
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,866
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,292
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,496
Eversource Energy 5.00% 1/1/2027	3,415	3,447
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,701
FirstEnergy Corp. 2.65% 3/1/2030	16,560	15,212
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,197
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,668
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,600
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,938
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,201
Georgia Power Co. 4.95% 5/17/2033	1,845	1,860
Georgia Power Co. 5.25% 3/15/2034	3,200	3,265
Georgia Power Co. 3.70% 1/30/2050	190	142

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	USD525	$461
Monongahela Power Co. 3.55% 5/15/2027 (e)	1,700	1,676
NiSource, Inc. 5.40% 6/30/2033	650	665
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,283
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,709
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,919
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,876
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,415
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,356
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,858
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,617
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,759
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,824	13,412
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,394
Pacific Gas and Electric Co. 5.80% 5/15/2034	5,376	5,378
Pacific Gas and Electric Co. 5.70% 3/1/2035	14,434	14,312
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,405
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,458
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,149
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,188
PacifiCorp 5.30% 2/15/2031	603	621
PacifiCorp 5.45% 2/15/2034	8,920	9,051
PacifiCorp 3.30% 3/15/2051	325	212
PacifiCorp 2.90% 6/15/2052	586	347
PacifiCorp 5.35% 12/1/2053	3,678	3,310
PacifiCorp 5.50% 5/15/2054	8,738	8,046
PacifiCorp 5.80% 1/15/2055	7,735	7,411
PECO Energy Co. 5.25% 9/15/2054	1,775	1,685
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,798
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,237
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,484
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,178
Southern California Edison Co. 5.30% 3/1/2028	3,826	3,876
Southern California Edison Co. 4.20% 3/1/2029	8,211	8,042
Southern California Edison Co. 2.85% 8/1/2029	7,858	7,275
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,586
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,383
Southern California Edison Co. 5.45% 6/1/2031	9,875	10,055
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,043
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,812
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,644
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,288
Southern California Edison Co. 5.625% 2/1/2036	7,051	6,866
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,666
Southern California Edison Co. 2.95% 2/1/2051	706	414
Southern California Edison Co. 3.65% 6/1/2051	29	19
Southern California Edison Co. 5.90% 3/1/2055	1,661	1,521
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,481
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,343
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,234
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	451
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	772
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	230
Xcel Energy, Inc. 4.75% 3/21/2028	7,808	7,886
Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,747
Xcel Energy, Inc. 5.45% 8/15/2033	4,355	4,445
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,300
		466,306

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 4.14%
AbbVie, Inc. 5.05% 3/15/2034	USD18,501	$18,844
AbbVie, Inc. 5.35% 3/15/2044	800	785
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	534
Amgen, Inc. 5.507% 3/2/2026	725	725
Amgen, Inc. 5.15% 3/2/2028	5,326	5,444
Amgen, Inc. 4.05% 8/18/2029	7,429	7,345
Amgen, Inc. 2.45% 2/21/2030	5,131	4,700
Amgen, Inc. 5.25% 3/2/2030	2,854	2,942
Amgen, Inc. 4.20% 3/1/2033	8,502	8,164
Amgen, Inc. 5.25% 3/2/2033	20,793	21,300
Amgen, Inc. 4.875% 3/1/2053	3,360	2,937
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,062
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,406
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,688
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,134
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,242
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,234
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,602
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,866
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,535
Centene Corp. 4.25% 12/15/2027	14,860	14,644
Centene Corp. 2.45% 7/15/2028	12,410	11,533
Centene Corp. 4.625% 12/15/2029	14,945	14,546
Centene Corp. 3.375% 2/15/2030	15,718	14,488
Cigna Group (The) 5.125% 5/15/2031	2,095	2,156
Cigna Group (The) 5.25% 2/15/2034	3,745	3,806
CVS Health Corp. 5.125% 2/21/2030	1,720	1,752
CVS Health Corp. 5.25% 1/30/2031	960	982
CVS Health Corp. 5.55% 6/1/2031	3,707	3,852
CVS Health Corp. 5.25% 2/21/2033	2,122	2,137
CVS Health Corp. 5.70% 6/1/2034	7,706	7,938
CVS Health Corp. 5.625% 2/21/2053	40	37
CVS Health Corp. 5.875% 6/1/2053	4,897	4,682
CVS Health Corp. 6.05% 6/1/2054	1,995	1,957
CVS Health Corp. 6.00% 6/1/2063	1,344	1,286
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,356
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,660
Elevance Health, Inc. 4.55% 5/15/2052	271	222
Elevance Health, Inc. 5.125% 2/15/2053	784	701
Elevance Health, Inc. 5.70% 2/15/2055	995	965
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,641
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,962
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,457
HCA, Inc. 5.20% 6/1/2028	4,165	4,256
HCA, Inc. 2.375% 7/15/2031	2,233	1,944
HCA, Inc. 3.625% 3/15/2032	2,400	2,215
HCA, Inc. 4.625% 3/15/2052	226	182
Humana, Inc. 5.375% 4/15/2031	5,530	5,659
Humana, Inc. 5.55% 5/1/2035	1,735	1,745
Humana, Inc. 5.75% 4/15/2054	954	889
Johnson & Johnson 4.80% 6/1/2029	3,970	4,080
Johnson & Johnson 4.90% 6/1/2031	4,175	4,319
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,966
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,921
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,311
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,031

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	USD765	$757
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	302
Stryker Corp. 4.85% 2/10/2030	1,235	1,260
Stryker Corp. 5.20% 2/10/2035	1,110	1,132
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,080
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,874
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,460
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,063
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,327
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	741
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	37,896	27,295
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,408
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	401
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	417
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,935
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,602
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,125
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	956
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	772
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	380
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,165
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
Viatris, Inc. 4.00% 6/22/2050	3,750	2,500
		454,479

Consumer discretionary 3.71%
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	325
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,626
Amazon.com, Inc. 3.45% 4/13/2029	600	589
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
Amazon.com, Inc. 4.10% 4/13/2062	470	369
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (e)	255	247
Bath & Body Works, Inc. 6.875% 11/1/2035	14,740	15,308
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,059
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,259
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,213
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	794	802
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (e)	3,567	3,523
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (e)	1,320	1,339
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)	832	855
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	3,230	3,015
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)	565	578
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)	8,174	7,096
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (e)	430	437
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033 (e)	691	701
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (e)	246	247
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (e)	3,395	3,457
Ford Motor Co. 3.25% 2/12/2032	620	523
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	863
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	765
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	195
Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,675
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,479
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,171
Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,542
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	482
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,603

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD3,990	$3,853
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,842
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,284
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,099
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	969
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,756
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,639
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,312
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,266
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,953
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,070
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	714
General Motors Co. 6.125% 10/1/2025	13,888	13,913
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,517
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,420
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,000	10,126
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,129
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,216
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,905
Hanesbrands, Inc. 9.00% 2/15/2031 (e)	528	560
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,882
Home Depot, Inc. 4.75% 6/25/2029	1,849	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,626
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,809
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,644
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,147
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,662
Hyundai Capital America 1.80% 10/15/2025 (e)	13,274	13,164
Hyundai Capital America 6.25% 11/3/2025 (e)	825	828
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,897
Hyundai Capital America 5.50% 3/30/2026 (e)	705	709
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,259
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,024
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,784
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,672
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,176
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,419
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,551
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,038
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,444
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,622
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,545
Marriott International, Inc. 4.90% 4/15/2029	653	665
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,377
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,342
McDonald’s Corp. 4.95% 3/3/2035	786	786
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,991
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,133
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	245
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,275
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,737
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,636
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	727
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	683

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	USD1,635	$1,642
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,525
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	407
		407,376

Energy 2.63%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	282
APA Corp. 4.25% 1/15/2030 (e)	2,465	2,361
Apache Corp. 4.625% 11/15/2025	645	644
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	401
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,101
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	753
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,763
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,586
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,567
Cenovus Energy, Inc. 5.25% 6/15/2037	289	273
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,327
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	22,677
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	283
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,863
Diamondback Energy, Inc. 5.55% 4/1/2035	9,020	9,122
Ecopetrol SA 8.875% 1/13/2033	15,325	15,820
Energy Transfer, LP 5.25% 7/1/2029	979	1,003
Energy Transfer, LP 6.40% 12/1/2030	479	516
Eni SpA 5.50% 5/15/2034 (e)	359	362
Eni SpA 5.95% 5/15/2054 (e)	222	215
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,461
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,862
Equinor ASA 3.125% 4/6/2030	20,000	19,094
Equinor ASA 3.25% 11/18/2049	5,687	3,979
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,590
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,620
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	11,320	11,460
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,493
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,417
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,106
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,673
Oleoducto Central SA 4.00% 7/14/2027	350	341
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,998
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,143
Petroleos Mexicanos 6.875% 8/4/2026	2,965	2,968
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,562
Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,932
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,354
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,705
Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,793
Petroleos Mexicanos 5.95% 1/28/2031	4,681	4,236
Petroleos Mexicanos 6.70% 2/16/2032	15,755	14,652
Petroleos Mexicanos 6.50% 6/2/2041	645	480
Petroleos Mexicanos 6.375% 1/23/2045	259	184
Petroleos Mexicanos 6.75% 9/21/2047	4,589	3,327
Petroleos Mexicanos 6.35% 2/12/2048	352	245
Petroleos Mexicanos 7.69% 1/23/2050	5,874	4,624
Petroleos Mexicanos 6.95% 1/28/2060	6,406	4,607
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	6,770	6,362

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$354
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (e)	809	814
TotalEnergies Capital International SA 3.455% 2/19/2029	885	866
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,377
		288,794

Industrials 1.88%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	493
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041 (e)	730	550
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	565	398
Air Lease Corp. 2.875% 1/15/2026	10,172	10,070
Air Lease Corp. 2.20% 1/15/2027	4,341	4,204
Air Lease Corp. 5.20% 7/15/2031	3,650	3,732
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,214
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,570
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,230
BAE Systems PLC 5.30% 3/26/2034 (e)	570	583
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,085
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,630
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,294
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,646
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,337
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,457
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,861
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,594
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,812
Boeing Co. (The) 3.625% 2/1/2031	751	708
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,055
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,501
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,029
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	421
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,185
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,270
CSX Corp. 4.10% 11/15/2032	1,886	1,830
CSX Corp. 5.20% 11/15/2033	1,333	1,379
CSX Corp. 4.50% 11/15/2052	4,470	3,773
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	978	1,003
General Dynamics Corp. 3.75% 5/15/2028	479	477
General Dynamics Corp. 3.625% 4/1/2030	387	377
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,157
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,260
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,655
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,793
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,901
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,011
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,398
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	560
RTX Corp. 3.125% 5/4/2027	4,551	4,464
RTX Corp. 4.125% 11/16/2028	4,974	4,956
RTX Corp. 5.75% 1/15/2029	410	430
RTX Corp. 6.00% 3/15/2031	550	591
RTX Corp. 2.375% 3/15/2032	451	393
RTX Corp. 6.10% 3/15/2034	401	434
RTX Corp. 2.82% 9/1/2051	665	411
RTX Corp. 3.03% 3/15/2052	1,190	764
RTX Corp. 6.40% 3/15/2054	1,006	1,104

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	USD2,550	$2,254
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,156
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,150
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,109
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,067
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,733
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,141
Union Pacific Corp. 2.95% 3/10/2052	1,405	897
Union Pacific Corp. 5.60% 12/1/2054	470	468
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,502
Veralto Corp. 5.50% 9/18/2026	350	354
Veralto Corp. 5.35% 9/18/2028	2,450	2,526
Veralto Corp. 5.45% 9/18/2033	1,680	1,734
Waste Management, Inc. 1.50% 3/15/2031	419	358
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,200
		206,108

Communication services 1.64%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,453
AT&T, Inc. 1.65% 2/1/2028	4,700	4,410
AT&T, Inc. 4.30% 2/15/2030	15,940	15,893
AT&T, Inc. 2.55% 12/1/2033	12,748	10,673
AT&T, Inc. 5.40% 2/15/2034	442	455
AT&T, Inc. 4.50% 5/15/2035	174	166
CCO Holdings, LLC 5.125% 5/1/2027 (e)	4,800	4,788
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,201
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,452
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,424
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,403
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,550
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	4,111
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,679
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	4,223
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	905
Comcast Corp. 3.15% 2/15/2028	7,200	7,015
Comcast Corp. 4.55% 1/15/2029	1,610	1,628
Comcast Corp. 4.80% 5/15/2033	1,841	1,838
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,222
Comcast Corp. 5.50% 5/15/2064	250	233
Netflix, Inc. 4.90% 8/15/2034	645	658
Netflix, Inc. 5.40% 8/15/2054	127	125
News Corp. 5.125% 2/15/2032 (e)	1,300	1,273
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,470
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	649
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	10,674
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,350
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,950
T-Mobile USA, Inc. 4.95% 3/15/2028	705	717
T-Mobile USA, Inc. 4.80% 7/15/2028	175	177
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,764
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,372
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,378
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,070
T-Mobile USA, Inc. 5.05% 7/15/2033	832	838
T-Mobile USA, Inc. 5.75% 1/15/2034	730	765
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,538

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD920	$937
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,882
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,528
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,393
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,513
Verizon Communications, Inc. 3.55% 3/22/2051	625	447
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,983
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,379
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,051
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	84
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	419
		179,531

Consumer staples 1.54%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,582
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,349
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,683
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,125
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,227
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,383
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,661
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,102
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,069
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,389
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,458
BAT Capital Corp. 5.65% 3/16/2052	120	112
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,986
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,930
Campbell’s Co. (The) 5.20% 3/21/2029	726	744
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,384
Constellation Brands, Inc. 4.35% 5/9/2027	890	891
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,632
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,966
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,783
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,342
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	12,545	12,546
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,853
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,733
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,690
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	15,866
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,378
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,212
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,459
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,881
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,011
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,774
Philip Morris International, Inc. 4.75% 11/1/2031	830	837
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,699
Walmart, Inc. 4.10% 4/15/2033	1,206	1,178
Walmart, Inc. 4.50% 4/15/2053	1,416	1,241
		168,513

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027	USD1,375	$1,359
Boston Properties, LP 2.90% 3/15/2030	4,630	4,256
Boston Properties, LP 3.25% 1/30/2031	463	425
Boston Properties, LP 2.55% 4/1/2032	1,674	1,413
Boston Properties, LP 2.45% 10/1/2033	1,335	1,067
Boston Properties, LP 6.50% 1/15/2034	10,849	11,621
Boston Properties, LP 5.75% 1/15/2035	11,874	11,957
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,038
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,369
COPT Defense Properties, LP 2.90% 12/1/2033	564	464
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	350
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,924
Equinix, Inc. 2.90% 11/18/2026	2,762	2,708
Equinix, Inc. 3.20% 11/18/2029	887	842
Equinix, Inc. 3.90% 4/15/2032	1,155	1,094
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,152
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,743
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,626
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,895
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,009
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	666
Iron Mountain, Inc. 6.25% 1/15/2033 (e)	4,395	4,522
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,112
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,900
Prologis, LP 4.875% 6/15/2028	1,040	1,061
Prologis, LP 4.75% 6/15/2033	1,409	1,406
Prologis, LP 5.125% 1/15/2034	6,175	6,254
Prologis, LP 5.00% 3/15/2034	360	361
Prologis, LP 5.25% 6/15/2053	117	110
Service Properties Trust 3.95% 1/15/2028	1,710	1,581
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,266
VICI Properties, LP 4.75% 2/15/2028	6,844	6,884
		89,435

Information technology 0.77%
Analog Devices, Inc. 2.10% 10/1/2031	270	236
Analog Devices, Inc. 5.05% 4/1/2034	717	735
Analog Devices, Inc. 2.80% 10/1/2041	521	379
Broadcom Corp. 3.875% 1/15/2027	5,966	5,927
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,582
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	601
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,230
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,337
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	607
Broadcom, Inc. 3.469% 4/15/2034 (e)	11,652	10,413
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,051
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	715
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,796
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,020
Cisco Systems, Inc. 5.05% 2/26/2034	843	863
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,739
Cisco Systems, Inc. 5.30% 2/26/2054	784	761
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,315
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,421
Oracle Corp. 1.65% 3/25/2026	4,867	4,768
Oracle Corp. 4.80% 8/3/2028	615	625
Oracle Corp. 5.25% 2/3/2032	1,340	1,375
Oracle Corp. 5.50% 8/3/2035	2,374	2,428

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
ServiceNow, Inc. 1.40% 9/1/2030	USD726	$630
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,649
Synopsys, Inc. 5.70% 4/1/2055	8,055	8,015
		84,218

Materials 0.55%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,120
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	555
Celanese US Holdings, LLC 6.415% 7/15/2027	6,297	6,525
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,759
Celanese US Holdings, LLC 6.58% 7/15/2029	8,862	9,242
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,771
Celanese US Holdings, LLC 6.629% 7/15/2032	800	839
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,095
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	834	846
Dow Chemical Co. (The) 5.15% 2/15/2034	452	452
Dow Chemical Co. (The) 5.35% 3/15/2035	199	198
Dow Chemical Co. (The) 5.55% 11/30/2048	142	130
Dow Chemical Co. (The) 6.90% 5/15/2053	62	67
Dow Chemical Co. (The) 5.60% 2/15/2054	504	459
Methanex Corp. 5.125% 10/15/2027	510	509
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	217
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	425	409
OCI NV 6.70% 3/16/2033 (e)	950	1,052
POSCO 5.75% 1/17/2028 (e)	745	766
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,281
		60,433
Total corporate bonds, notes & loans		3,620,419
U.S. Treasury bonds & notes 19.60%
U.S. Treasury 18.98%
U.S. Treasury 3.00% 7/15/2025	97,643	97,593
U.S. Treasury 5.00% 9/30/2025	1,090	1,092
U.S. Treasury 5.00% 10/31/2025	27,980	28,042
U.S. Treasury 2.25% 11/15/2025	6,785	6,734
U.S. Treasury 4.25% 12/31/2025	4,994	4,995
U.S. Treasury 3.625% 5/15/2026	1,926	1,919
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,551
U.S. Treasury 4.625% 11/15/2026	3,589	3,625
U.S. Treasury 4.00% 1/15/2027	3,741	3,750
U.S. Treasury 1.875% 2/28/2027	4,000	3,877
U.S. Treasury 2.625% 5/31/2027	43,530	42,635
U.S. Treasury 3.875% 5/31/2027	29,928	30,048
U.S. Treasury 3.75% 6/30/2027	233,196	233,351
U.S. Treasury 2.25% 11/15/2027	105,830	102,343
U.S. Treasury 6.125% 11/15/2027	24,000	25,319
U.S. Treasury 1.125% 2/29/2028	9,895	9,253
U.S. Treasury 4.00% 2/29/2028	4,750	4,786
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 3.875% 6/15/2028	90,271	90,747
U.S. Treasury 1.00% 7/31/2028	5,630	5,190
U.S. Treasury 1.125% 8/31/2028	13,555	12,516
U.S. Treasury 5.25% 11/15/2028	5,700	5,973
U.S. Treasury 2.375% 5/15/2029	4,070	3,872

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 7/31/2029	USD334	$337
U.S. Treasury 3.875% 12/31/2029	44,049	44,235
U.S. Treasury 3.75% 5/31/2030	13,300	13,270
U.S. Treasury 4.00% 5/31/2030	23,286	24,077
U.S. Treasury 3.875% 6/30/2030	207,879	208,683
U.S. Treasury 4.125% 8/31/2030	11,215	11,377
U.S. Treasury 4.875% 10/31/2030	92,133	96,710
U.S. Treasury 4.125% 10/31/2031	1,408	1,423
U.S. Treasury 4.125% 11/30/2031	985	995
U.S. Treasury 4.00% 6/30/2032	39,211	39,233
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 3.875% 8/15/2034	6,145	6,000
U.S. Treasury 4.25% 5/15/2035 (i)	217,126	217,415
U.S. Treasury 4.25% 5/15/2039 (i)	125,497	122,211
U.S. Treasury 1.375% 11/15/2040	24,540	15,629
U.S. Treasury 1.875% 2/15/2041	24,272	16,696
U.S. Treasury 4.75% 2/15/2041	75,066	76,057
U.S. Treasury 2.00% 11/15/2041	57	39
U.S. Treasury 2.375% 2/15/2042	2,701	1,964
U.S. Treasury 3.25% 5/15/2042	10,848	8,972
U.S. Treasury 5.00% 5/15/2045	108,592	111,536
U.S. Treasury 3.00% 2/15/2049	124,633	91,812
U.S. Treasury 2.875% 5/15/2049	19,228	13,799
U.S. Treasury 2.875% 5/15/2052	990	697
U.S. Treasury 4.00% 11/15/2052	7,328	6,412
U.S. Treasury 4.125% 8/15/2053	213	190
U.S. Treasury 4.625% 2/15/2055 (i)	228,046	221,971
U.S. Treasury 4.75% 5/15/2055	2,905	2,888
		2,081,540

U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (j)	5,495	5,493
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (j)	6,045	5,977
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (j)	11,474	11,488
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (j)	5,974	6,073
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (j)	— (c)	— (c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (j)	2,337	1,852
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (j)	13,940	12,763
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (j)	24,528	23,721
		67,367
Total U.S. Treasury bonds & notes		2,148,907
Asset-backed obligations 5.42%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(e)	4	4
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,841
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	3,485	3,502
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)	200	200
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	2,787	2,789
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	431	434
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028 (a)(e)	1,843	1,846
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)	2,622	2,611
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)	396	394
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	581	575
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,562
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,926	4,986

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	USD13,550	$13,516
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(e)	2,563	2,557
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	2,427	2,400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	623	617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	1,279	1,271
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,347
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	515
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,795
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	5,541	5,594
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	208	203
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)	3,080	2,892
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	354	333
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	1,183	1,185
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	266	267
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	2,571	2,575
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	1,400	1,413
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	6,424	6,450
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	13,328	13,517
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)	27	27
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	388	391
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	65	63
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	177
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,731	12,661
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,358	4,964
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	597	561
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	196	189
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,497	18,303
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,907	1,765
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	3,327
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	328
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,994	5,770
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,785
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,984	15,034
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,572	6,618
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	622	630
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	1,556	1,568
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	817
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	6,872	6,882
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,538	1,432
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	3,114	2,902
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	285	261
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	1,237	1,241
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	1,076	1,077
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(e)	921	920
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1,107	1,108
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(e)	166	165
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)	819	832
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)	846	881
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	262	241
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	2,594	2,605
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	896
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	260	260
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	10,564	10,643

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	USD7,961	$8,088
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	4,046	4,075
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	1,218	1,199
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	34	34
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	3,989	4,012
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	418	421
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	774
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	470
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,105
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)	561	562
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	454	463
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	307	309
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	703	707
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,283
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,860
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,411	1,330
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	1,071	986
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	119	109
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,838	1,756
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,720	6,222
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,869	1,743
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,574	1,458
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (a)(e)	1,197	1,198
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)	1,079	1,080
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	1,053	1,056
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	519
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	2,399	2,398
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,521	1,536
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	457	457
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	434	436
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,929
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,806
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,173
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,616
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030 (a)(e)	948	977
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	334
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,122
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,097
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,209
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	824
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,057
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	190	191
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	9,124	9,145
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	139	140
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)	84	84
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)	296	297
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	438	440
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	993	997
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	775	776
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	618
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	861
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,375
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,300

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	USD714	$732
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	632
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	502
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	126
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	698	704
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	7,005	7,052
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(e)	8,461	8,466
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	7,140	7,186
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,609	1,449
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	940	842
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	598	541
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,380	3,163
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.404% 3/15/2057 (a)(b)(e)	16,395	16,301
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	165	154
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,818	2,652
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	6,417	6,005
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(b)(e)	2,117	2,107
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	47,836
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (a)(b)(e)	121	122
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	598	603
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	5,287	5,313
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,303
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	482	480
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	2,782	2,783
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	3,502	3,530
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)	1,721	1,720
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454% 8/16/2027 (a)(b)(e)	1,393	1,394
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,725
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,589
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028 (a)(e)	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,870	4,861
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	1,652	1,661
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027 (a)(e)	5,088	5,119
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051 (a)(b)(e)	179	179
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (a)	215	214
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	1,700	1,702
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (a)	512	510
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	585	586
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	630	630
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	709
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	4,791	4,803
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	2,182	2,198
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	558	562
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	368
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,186	2,050
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	403	375
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	646	663
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (a)(b)(e)	713	721
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,704	6,788
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,899	1,772
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,667	1,612
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	181	178
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	462	443
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	529	506

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	USD995	$961
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,950	1,838
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	792	760
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,532	1,433
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,739	4,364
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	265	244
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	4,000	3,736
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,293	3,096
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	99	89
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,680	7,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,674	2,445
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	260	236
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,003
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,466
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (a)(e)	206	206
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)	2,559	2,565
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	3,052	3,070
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	1,175	1,182
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,251
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,267
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)	12,088	12,160
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	9,695	9,747
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	273	274
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		594,080
Municipals 1.46%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,439

Illinois 1.30%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,815
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,386
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,457
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	103,195
		142,917

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,714

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,784

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,510	4,411
Total municipals		160,265
Bonds & notes of governments & government agencies outside the U.S. 1.06%
Chile (Republic of) 4.00% 1/31/2052	580	448

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 7.50% 2/2/2034	USD2,530	$2,522
Dominican Republic 5.95% 1/25/2027 (e)	8,100	8,190
Dominican Republic 7.05% 2/3/2031 (e)	680	714
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,114
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,071
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	30,443
Japan 3.10% 3/20/2065	JPY1,968,100	13,705
Japan, Series 86, 2.40% 3/20/2055	1,908,300	12,173
Paraguay (Republic of) 5.00% 4/15/2026	USD285	285
Poland (Republic of) 5.75% 11/16/2032	555	587
Poland (Republic of) 4.875% 10/4/2033	830	826
United Mexican States 6.00% 5/13/2030	2,960	3,067
United Mexican States 6.00% 5/7/2036	14,755	14,599
United Mexican States 6.875% 5/13/2037	3,200	3,345
United Mexican States 7.375% 5/13/2055	3,090	3,197
		116,286
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026	11,910	11,725
Total bonds, notes & other debt instruments (cost: $10,550,957,000)		10,443,759
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $9,000)		14
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)(l)	7,457,964	745,797
Total short-term securities (cost: $745,710,000)		745,797
Total investment securities 102.04% (cost: $11,296,676,000)		11,189,570
Other assets less liabilities (2.04)%		(224,007)
Net assets 100.00%		$10,965,563
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	33	8/1/2025	USD13,156	$(29)
30 Day Federal Funds Futures	Long	380	9/2/2025	151,569	(11)
3 Month SOFR Futures	Long	3,768	9/17/2025	901,164	(132)
3 Month SOFR Futures	Short	7,493	3/18/2026	(1,804,502)	(2,876)
2 Year U.S. Treasury Note Futures	Long	7,288	10/3/2025	1,516,075	3,980
5 Year U.S. Treasury Note Futures	Long	14,759	10/3/2025	1,608,731	16,573
10 Year Euro-Bund Futures	Short	399	9/10/2025	(61,171)	317
10 Year Japanese Government Bond Futures	Short	76	9/22/2025	(73,369)	(249)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year U.S. Treasury Note Futures	Long	5,413	9/30/2025	USD606,933	$11,168
10 Year Ultra U.S. Treasury Note Futures	Long	472	9/30/2025	53,933	986
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2025	1,963	55
30 Year Ultra U.S. Treasury Bond Futures	Long	2,688	9/30/2025	320,208	11,557
					$41,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	15,927	USD	18,685	HSBC Bank	7/1/2025	$78
USD	18,048	EUR	15,927	BNP Paribas	7/1/2025	(715)
BRL	24,015	USD	4,192	Citibank	7/14/2025	212
USD	39,177	EUR	34,264	BNP Paribas	7/15/2025	(1,228)
JPY	7,850,983	USD	54,424	Citibank	7/16/2025	200
JPY	1,271,230	USD	8,809	Goldman Sachs	7/16/2025	36
USD	7,336	EUR	6,377	Bank of America	7/16/2025	(185)
JPY	3,901,364	EUR	23,501	JPMorgan Chase	7/16/2025	(571)
USD	84,956	JPY	12,198,797	JPMorgan Chase	7/17/2025	71
JPY	1,414,255	USD	9,801	Goldman Sachs	7/17/2025	40
USD	8,718	JPY	1,259,985	JPMorgan Chase	7/17/2025	(49)
USD	11,977	JPY	1,738,295	UBS AG	7/28/2025	(135)
USD	18,735	EUR	15,927	HSBC Bank	8/11/2025	(81)
						$(2,327)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.4555%	Annual	SOFR	Annual	12/6/2025	USD35,525	$25	$—	$25
SOFR	Annual	4.186%	Annual	2/18/2027	USD30,500	(287)	—	(287)
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	211	—	211
SOFR	Annual	3.62%	Annual	6/30/2027	USD40,816	(163)	—	(163)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	770	—	770
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(401)	—	(401)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	44	—	44
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(12)	—	(12)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(18)	—	(18)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(23)	—	(23)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(69)	—	(69)

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	$(684)	$—	$(684)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(170)	—	(170)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(170)	—	(170)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(46)	—	(46)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(86)	—	(86)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(87)	—	(87)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(165)	—	(165)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(81)	—	(81)
SOFR	Annual	3.762%	Annual	4/30/2032	USD26,088	(412)	—	(412)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	18	—	18
SOFR	Annual	3.871%	Annual	3/4/2034	USD25,128	(459)	—	(459)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	396	—	396
						$(1,925)	$—	$(1,925)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,615	$—	$1,615
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	773	—	773
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	191	—	191
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	126	—	126
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	67	—	67
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	24	—	24
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	10	—	10
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(5)	—	(5)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(6)	—	(6)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(123)	—	(123)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(174)	—	(174)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(176)	—	(176)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(191)	—	(191)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(351)	—	(351)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(357)	—	(357)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(378)	—	(378)
							$1,045	$—	$1,045
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD94,715	$(7,109)	$(4,510)	$(2,599)

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 6/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD48,163	$1,065	$604	$461
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)	$730,121	$2,295,601	$2,279,811	$94	$(208)	$745,797	$16,350

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,833,396,000, which represented 16.72% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,595,000, which represented 0.07% of the net assets of the fund.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $79,661,000, which represented 0.73% of the net assets of the fund.
(j)	Index-linked bond whose principal amount moves with a government price index.
(k)	Rate represents the seven-day yield at 6/30/2025.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 96.14%	Principal amount (000)	Value (000)
Euros 22.44%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,053
Albania (Republic of) 4.75% 2/14/2035	2,290	2,700
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	653
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	126
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	680	813
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,887
American Tower Corp. 0.875% 5/21/2029	1,470	1,605
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,301
AT&T, Inc. 1.60% 5/19/2028	2,350	2,699
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,218
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,126
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	892
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	6,058
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,353
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	1,019
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	2,730	2,104
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	923
BPCE SA 4.50% 1/13/2033	1,400	1,742
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,115
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	4,980	5,840
Coca-Cola Co. 3.375% 8/15/2037	155	179
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,365
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,160
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,422
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,316
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	302
Egypt (Arab Republic of) 5.625% 4/16/2030	300	327
Electricite de France SA 4.25% 1/25/2032	1,300	1,605
Electricite de France SA 4.00% 5/7/2037	500	587
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	1,400	1,607
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,558
Enel Finance International NV 4.00% 2/20/2031	465	572
Engie SA 3.875% 1/6/2031	1,000	1,226
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	1,375	1,605
Equinor ASA 1.375% 5/22/2032	3,650	3,850
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)	1,540	2,084
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029) (a)	475	602
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	308
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,543
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,592
European Investment Bank 0.25% 1/20/2032	2,075	2,100
European Investment Bank 1.50% 6/15/2032	1,000	1,093
European Investment Bank 2.875% 1/12/2033	4,500	5,359
European Investment Bank 2.875% 1/15/2035	395	465
European Union 0.25% 10/22/2026	610	703
European Union 2.875% 12/6/2027	1,060	1,272
European Union 2.875% 10/5/2029	170	204
European Union 3.125% 12/4/2030	190	231
European Union 0% 7/4/2031	705	712
European Union 3.25% 7/4/2034	380	458
European Union 0% 7/4/2035	220	192
European Union 3.75% 10/12/2045	425	502
European Union 0.70% 7/6/2051	3,000	1,785

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
European Union 3.375% 10/5/2054	EUR540	$580
Finland (Republic of) 3.00% 9/15/2033	2,370	2,827
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,132
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,139
French Republic O.A.T. 0% 11/25/2030	19,550	20,032
French Republic O.A.T. 0% 5/25/2032	2,120	2,055
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,506
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,260
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,134
French Republic O.A.T. 0.50% 5/25/2040	600	454
French Republic O.A.T. 0.75% 5/25/2052	360	202
French Republic O.A.T. 3.75% 5/25/2056	810	902
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,654
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,579
Germany (Federal Republic of) 0% 2/15/2030	16,885	18,062
Germany (Federal Republic of) 2.50% 2/15/2035	13,725	16,037
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,232
Germany (Federal Republic of) 0% 8/15/2050	1,200	669
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	758
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	772
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,094
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,995
Greece (Hellenic Republic of) 3.375% 6/15/2034	5,870	7,030
Greece (Hellenic Republic of) 3.625% 6/15/2035	4,385	5,309
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	752
Grifols SA 7.50% 5/1/2030	100	124
Hungary (Republic of), Series Y, 4.50% 6/16/2034	380	452
Hungary (Republic of), Series Y, 4.875% 3/22/2040	305	352
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,578
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,091
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,268
Ireland (Republic of) 3.15% 10/18/2055	755	828
Italy (Republic of) 1.85% 7/1/2025	17,700	20,850
Italy (Republic of) 3.10% 8/28/2026	3,425	4,085
Italy (Republic of) 1.10% 4/1/2027	2,565	2,976
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,606
Italy (Republic of) 4.20% 3/1/2034	1,430	1,806
Italy (Republic of) 3.65% 8/1/2035	4,595	5,512
Italy (Republic of) 3.85% 10/1/2040	2,530	2,969
Italy (Republic of) 4.30% 10/1/2054	4,245	5,016
Johnson & Johnson 3.35% 2/26/2037	360	421
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,425
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,941
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	121
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,820
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,280
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	590	705
MPT Finance Corp. 7.00% 2/15/2032	100	121
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	660	877
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,977
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	210
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,939
Philip Morris International, Inc. 2.75% 6/6/2029	770	901
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	419
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	912
Portugal (Republic of) 0.475% 10/18/2030	350	374
Portugal (Republic of) 2.875% 10/20/2034	1,960	2,295
Portugal (Republic of) 3.00% 6/15/2035	2,870	3,370
Portugal (Republic of) 3.50% 6/18/2038	3,140	3,771

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of) 3.375% 6/15/2040	EUR715	$832
Province of Ontario 3.25% 7/3/2035	1,120	1,318
Prysmian SpA 3.875% 11/28/2031	435	523
Quebec (Province of) 0.25% 5/5/2031	920	940
Quebec (Province of) 0.50% 1/25/2032	1,155	1,170
Quebec (Province of) 3.35% 7/23/2039	2,525	2,911
Queensland Treasury Corp. 3.25% 5/21/2035	360	424
Romania 2.125% 3/7/2028	1,440	1,642
Romania 3.75% 2/7/2034	530	534
Romania 6.00% 9/24/2044	745	808
Senegal (Republic of) 5.375% 6/8/2037	2,250	1,641
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	572
Shell International Finance BV 1.50% 4/7/2028	2,000	2,308
Slovak Republic, Series 250, 3.75% 3/6/2034	640	780
Spain (Kingdom of) 0% 1/31/2028	900	1,006
Spain (Kingdom of) 1.40% 7/30/2028	7,510	8,648
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,158
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,427
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,283
Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,367
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,138
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,367
Spain (Kingdom of) 3.45% 10/31/2034	500	605
Spain (Kingdom of) 3.20% 10/31/2035	1,795	2,109
Spain (Kingdom of) 1.90% 10/31/2052	1,010	788
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	230
Stryker Corp. 1.00% 12/3/2031	450	465
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,991
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,073
Verallia SAS 3.875% 11/4/2032	4,500	5,287
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,941
		330,337

Japanese yen 8.79%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	691
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,759
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	2,060
Japan, Series 352, 0.10% 9/20/2028	314,350	2,134
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,907
Japan, Series 116, 2.20% 3/20/2030	576,100	4,226
Japan, Series 362, 0.10% 3/20/2031	514,000	3,386
Japan, Series 374, 0.80% 3/20/2034	68,200	454
Japan, Series 152, 1.20% 3/20/2035	1,239,550	8,430
Japan, Series 21, 2.30% 12/20/2035	720,000	5,379
Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,972
Japan, Series 173, 0.40% 6/20/2040	270,900	1,491
Japan, Series 179, 0.50% 12/20/2041	196,950	1,056
Japan, Series 182, 1.10% 9/20/2042	619,850	3,629
Japan, Series 186, 1.50% 9/20/2043	1,341,900	8,257
Japan, Series 188, 1.60% 3/20/2044	69,000	429
Japan, Series 192, 2.40% 3/20/2045	6,359,250	44,483
Japan, Series 53, 0.60% 12/20/2046	781,600	3,774
Japan, Series 37, 0.60% 6/20/2050	694,500	3,043
Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,765
Japan, Series 74, 1.00% 3/20/2052	246,100	1,150
Japan, Series 76, 1.40% 9/20/2052	5,800	30
Japan, Series 77, 1.60% 12/20/2052	53,250	288

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Japanese yen (continued)
Japan, Series 79, 1.20% 6/20/2053	JPY612,200	$2,959
Japan, Series 81, 1.60% 12/20/2053	168,700	898
Japan, Series 84, 2.10% 9/20/2054	455,100	2,714
		129,364

British pounds 4.59%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,115
Electricite de France SA 5.50% 3/27/2037	900	1,176
KfW 1.125% 7/4/2025	1,165	1,599
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,075
Quebec (Province of) 2.25% 9/15/2026	1,870	2,511
United Kingdom 0.125% 1/30/2026	425	573
United Kingdom 4.25% 12/7/2027	3,785	5,269
United Kingdom 1.625% 10/22/2028	3,690	4,746
United Kingdom 4.125% 7/22/2029	2,015	2,792
United Kingdom 4.75% 12/7/2030	4,770	6,821
United Kingdom 0.25% 7/31/2031	12,845	14,143
United Kingdom 1.00% 1/31/2032	7,120	8,046
United Kingdom 4.25% 6/7/2032	1,310	1,814
United Kingdom 3.25% 1/31/2033	1,090	1,400
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,113
United Kingdom 3.75% 10/22/2053	1,870	1,993
United Kingdom 4.375% 7/31/2054	5,570	6,625
United Kingdom 2.50% 7/22/2065	3,313	2,523
		67,533

Brazilian reais 2.64%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL33,688	5,692
Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	18,323
Brazil (Federative Republic of) 10.00% 1/1/2035	58,289	8,856
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,126	355
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	26,763	4,382
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	7,920	1,278
		38,886

Canadian dollars 2.06%
Canada (Government) 3.50% 3/1/2028	CAD25,228	18,927
Canada (Government) 1.50% 12/1/2031	5,690	3,811
Canada (Government) 3.25% 12/1/2033	7,330	5,412
Canada (Government) 2.75% 12/1/2048	3,500	2,246
		30,396

Australian dollars 2.06%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,123
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,226
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,841
New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,219
New South Wales Treasury Corp. 4.75% 9/20/2035	3,115	2,037
New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,231
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,621
		30,298

South Korean won 1.71%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,394

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Korean won (continued)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	$3,816
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	3,021
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,987
		25,218

Chinese yuan renminbi 1.63%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	912
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	173
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	33,900	4,715
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,381
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,033
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	148
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	826
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	835
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	894
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	4,011
		23,928

Malaysian ringgits 1.55%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR26,902	6,544
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,517
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,523
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	636
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,283
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	8,920
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	344
		22,767

Mexican pesos 1.12%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	765
America Movil, SAB de CV, 9.50% 1/27/2031	29,290	1,566
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,034
United Mexican States, Series M, 7.75% 11/13/2042	83,507	3,691
United Mexican States, Series M, 8.00% 11/7/2047	7,830	347
United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,719
United Mexican States, Series S, 4.00% 10/29/2054 (c)	7,738	357
		16,479

Indian rupees 1.07%
Asian Development Bank 6.72% 2/8/2028	INR144,700	1,705
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	396
European Bank for Reconstruction and Development 6.75% 1/13/2032	650,500	7,668
European Investment Bank 6.95% 3/1/2029	46,200	546
European Investment Bank 7.40% 10/23/2033	155,800	1,915
Inter-American Development Bank 7.00% 1/25/2029	18,000	213
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,484
Korea Development Bank 6.75% 7/1/2030	73,000	844
		15,703

Indonesian rupiah 0.66%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,410
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,556,000	96
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	63,512,000	3,932
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,748

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indonesian rupiah (continued)
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR2,930,000	$186
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,810
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	6,937,000	475
		9,657

Norwegian kroner 0.45%
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	192
Norway (Kingdom of) 2.125% 5/18/2032	6,615	593
Norway (Kingdom of) 3.75% 6/12/2035	59,865	5,913
		6,698

South African rand 0.45%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	467
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	114,250	6,170
		6,637

Danish kroner 0.44%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK48,108	6,238
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,503	308
		6,546

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,255
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,685
		3,940

Chilean pesos 0.19%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP903,263	971
Chile (Republic of) 5.00% 10/1/2028	955,000	1,025
Chile (Republic of) 6.00% 4/1/2033	675,000	743
		2,739

Turkish lira 0.13%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY73,785	1,738
Turkey (Republic of) 17.80% 7/13/2033	12,175	204
		1,942

Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	1,052

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	851

U.S. dollars 43.76%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	202
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,842
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,231
AbbVie, Inc. 5.50% 3/15/2064	150	146
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	694

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	USD102	$102
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034 (e)	1,345	1,315
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,049
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	528	524
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	660	465
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	165
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (e)	68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,214
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,080
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	205
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)	75	72
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (g)(h)	65	66
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (d)(e)(h)	553	553
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	290	290
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	186
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	66
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	72
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	292
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	209
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,805
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
Amer Sports Co. 6.75% 2/16/2031 (e)	35	36
American Electric Power Co., Inc. 1.00% 11/1/2025	250	247
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,071
Amgen, Inc. 2.20% 2/21/2027	445	431
Amgen, Inc. 5.25% 3/2/2030	981	1,011
Amgen, Inc. 5.25% 3/2/2033	2,687	2,752
Amgen, Inc. 5.65% 3/2/2053	1,284	1,255
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	135	131
Angola (Republic of) 9.50% 11/12/2025	4,225	4,245
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	97
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	94
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.941% 9/1/2027 (g)(h)	95	86
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	994	1,006
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(e)	559	570
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (g)(h)	145	145
Aramark Services, Inc. 5.00% 2/1/2028 (e)	110	110
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	248
Aretec Group, Inc. 10.00% 8/15/2030 (e)	50	55
Artera Services, LLC 8.50% 2/15/2031 (e)	45	38
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (e)	55	52
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
AssuredPartners, Inc. 5.625% 1/15/2029 (e)	190	190
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (g)(h)	30	30
AT&T, Inc. 3.50% 9/15/2053	2,070	1,402
ATI, Inc. 7.25% 8/15/2030	60	63
Atkore, Inc. 4.25% 6/1/2031 (e)	25	23
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	116
Avient Corp. 6.25% 11/1/2031 (e)	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,831
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,036
B&G Foods, Inc. 5.25% 9/15/2027	210	191

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (e)	USD25	$24
BAE Systems PLC 5.30% 3/26/2034 (e)	865	885
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	235
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	979
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	423
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,522
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (a)	1,535	1,579
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (a)	640	639
BAT Capital Corp. 3.215% 9/6/2026	955	942
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,600
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	124
Bath & Body Works, Inc. 6.875% 11/1/2035	75	78
Bausch Health Americas, Inc. 9.25% 4/1/2026 (e)	80	80
Baytex Energy Corp. 7.375% 3/15/2032 (e)	85	81
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	1,360	1,439
Becton, Dickinson and Co. 4.298% 8/22/2032	320	311
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)	2,595	2,467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	395
Block, Inc. 6.50% 5/15/2032	240	248
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,112
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	885
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	649
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,143
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,496
Boeing Co. (The) 3.625% 2/1/2031	718	677
Boeing Co. (The) 6.388% 5/1/2031	723	777
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	48
Boeing Co. (The) 6.858% 5/1/2054	526	576
Bombardier, Inc. 7.125% 6/15/2026 (e)	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	289	264
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	104
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(e)	3,520	3,698
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,362
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,129	1,863
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	459
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,599	1,609
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,972
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,148
British Columbia (Province of) 4.20% 7/6/2033	70	68
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	247
Broadcom, Inc. 3.469% 4/15/2034 (e)	746	667
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	156
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	28	29
Brown & Brown, Inc. 6.25% 6/23/2055	48	50
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (e)	1,341	1,383
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	230
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	169
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(e)(h)	1,269	1,266
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
Caesars Entertainment, Inc. 4.625% 10/15/2029 (e)	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	USD1,633	$1,689
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(e)	200	220
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(e)	200	209
California Resources Corp. 7.125% 2/1/2026 (e)	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	254
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	714
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	84
Carnival Corp. 6.00% 5/1/2029 (e)	100	101
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	163	164
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	596
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	111	110
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	834	847
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	131
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	229
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	145
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	134
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	49
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	102
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,601
Charter Communications Operating, LLC 4.80% 3/1/2050	384	307
Charter Communications Operating, LLC 3.70% 4/1/2051	188	125
Charter Communications Operating, LLC 3.90% 6/1/2052	458	315
Charter Communications Operating, LLC 5.25% 4/1/2053	17	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,110
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	194
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	368
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,014
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	843
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,282
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	436
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	91
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	15
Clarios Global, LP 8.50% 5/15/2027 (e)	90	91
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	99
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	64
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	237
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (g)(h)	252	252
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,185
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	114
Coca-Cola Co. 4.65% 8/14/2034	336	338
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	343
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,471
Colombia (Republic of) 8.00% 11/14/2035	445	448
Comcast Corp. 4.80% 5/15/2033	4,100	4,093
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	192	173
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	65	55
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	201

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(e)(h)	USD1,208	$1,234
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (d)(e)(h)	804	850
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(e)(h)	658	665
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.405% 6/25/2043 (d)(e)(h)	305	319
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(e)(h)	461	464
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(e)(h)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(e)(h)	1,148	1,156
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(e)(h)	259	259
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(e)(h)	671	671
ConocoPhillips Co. 5.50% 1/15/2055	3,050	2,897
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	204
Constellium SE 3.75% 4/15/2029 (e)	125	118
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,073
Corebridge Financial, Inc. 3.90% 4/5/2032	748	703
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	367
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (g)(h)	65	63
CoreWeave, Inc. 9.25% 6/1/2030 (e)	50	51
Coronado Finance Pty, Ltd. 9.25% 10/1/2029 (e)	125	93
Coty, Inc. 5.00% 4/15/2026 (e)	36	36
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 6.625% 7/15/2030 (e)	95	97
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	69
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	178	186
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	161
Crown Castle, Inc. 2.50% 7/15/2031	767	670
CSX Corp. 3.80% 4/15/2050	75	57
CVR Partners, LP 6.125% 6/15/2028 (e)	65	65
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	41
Deluxe Corp. 8.00% 6/1/2029 (e)	20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (a)	850	841
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,126
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,161
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	50	50
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (g)(h)	13	13
DISH Network Corp. 11.75% 11/15/2027 (e)	296	305
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	23	24
EchoStar Corp. 10.75% 11/30/2029	30	31
Edison International 5.25% 11/15/2028	1,862	1,844
Edison International 5.45% 6/15/2029	75	74
Edison International 6.95% 11/15/2029	350	364
Edison International 6.25% 3/15/2030	1,510	1,534
Edison International 5.25% 3/15/2032	705	669
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (a)	100	87
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,553
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	466
Electricite de France SA 5.65% 4/22/2029 (e)	800	830
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	339

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Element Solutions, Inc. 3.875% 9/1/2028 (e)	USD105	$102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (g)(h)	25	26
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (e)	30	33
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (g)(h)	84	84
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,212
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,146
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,983
Entergy Corp. 0.90% 9/15/2025	750	744
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	167
Enviri Corp. 5.75% 7/31/2027 (e)	145	143
EQT Corp. 6.375% 4/1/2029 (e)	20	21
EQT Corp. 7.50% 6/1/2030 (e)	45	49
Equinix, Inc. 1.80% 7/15/2027	1,145	1,092
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	871	885
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	1,348	1,358
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	95
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 6.25% 4/15/2029 (e)	75	77
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	62	62
Expand Energy Corp. 5.875% 2/1/2029 (e)	46	46
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	55
Expand Energy Corp. 4.75% 2/1/2032	15	15
Expand Energy Corp. 4.875% 4/15/2032 (j)	915	4
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,461
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	126
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	75	80
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	127	124
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (d)	1,635	1,417
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	248	206
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,414	1,124
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,380	1,097
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,437	2,727
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,987	3,824
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	51	50
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,692	1,623
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	93	93
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	203	205
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	882	903
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	20	19
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	4,375	4,302
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	532	532
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	16	16
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	58	58
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	420	413
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	218	219
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,535	1,539
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	839	840
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,839	1,872
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	435	435
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	2,183	2,223
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	220	220
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	457	457

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	USD277	$282
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	320	321
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	578	588
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,639	1,647
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	1,581	1,618
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	944	961
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	646	661
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	219	223
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	196	202
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	4,031	4,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	3,341	3,344
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,039	1,040
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,514	1,540
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	1,306	1,329
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	838	853
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	586	596
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	570	582
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	420	431
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	318	326
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	177	181
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	17	17
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (d)	43	46
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	393	395
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	823	838
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	496	508
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	340	346
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	246	251
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	202	207
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	195	199
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	189	192
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	163	166
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	94	96
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	74	76
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	68	69
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	66	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	38	39
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	2,116	2,118
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	462	472
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,812	1,777
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	124	124
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	48	47
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	3,825	3,828
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)	707	731
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	612	585
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	4,644	4,647
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	104	105
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	644	616
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	461	469
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	350	343
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	202	206
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,624	1,593
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	324	325
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	1	2
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	371	364
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(h)	330	294
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	159
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	95	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	2	2

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	USD45	$42
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,744
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(e)(h)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	30
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,192
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	298
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	193
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	208
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,007
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	114
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	256
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,617
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	2,088	1,797
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	195	190
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	605	480
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	911	898
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	372	357
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	3,297	3,249
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,788	2,674
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	5,529	5,434
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	259	260
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	695	697
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	173	177
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	58	59
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	2,668	2,672
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	1,592	1,620
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	29,450	28,942
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	11,000	11,029
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	126	131
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	194	194
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,786	1,818
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	927	863
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	1,449	1,450
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	103	105
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	126	129
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (d)	25	26
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	271	266
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,756	14,781
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	822	826
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	977	995
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,054	1,055
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	522	523
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,540	1,567
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	1,259	1,294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	869	886
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	538	551
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	346	352
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	228	232
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	185	189
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	6,026	6,045
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	3,860	3,874
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,455	3,462
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	633	637
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	310	317
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	29	29
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	543	565
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	2,317	2,319

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	USD666	$668
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,084	1,104
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	592	606
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	560	574
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	514	528
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	331	337
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	443	444
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	426	408
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,156	1,157
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	523	513
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	340	340
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	13	13
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	58	59
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	152	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	627	637
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	322	315
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	166	169
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	449	441
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	746	746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (d)(e)(h)	441	455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)	282	282
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (e)	2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	104
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (e)	27	29
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	497	438
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	1,150	1,160
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	389
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,389
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,141
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (g)(h)	55	54
Global Auto Holdings PLC 11.50% 8/15/2029 (e)	200	196
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,043
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (a)	732	751
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (d)	3,561	2,987
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	1,756	1,634
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (d)	185	172
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (d)	225	209
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (d)	10	9
Government National Mortgage Assn. 6.50% 7/1/2055 (d)(k)	1,708	1,754
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	754	551
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	659
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,514	1,488
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,665
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	111
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	650
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031 (e)	115	114
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (g)(h)	56	57
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(e)(h)	USD1,066	$1,068
HCA, Inc. 5.625% 9/1/2028	120	124
HealthEquity, Inc. 4.50% 10/1/2029 (e)	80	78
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	200	206
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,194
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	25
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	108
Honduras (Republic of) 6.25% 1/19/2027	653	654
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	1,949	2,004
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	174
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	186
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	111
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	209
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (a)	4,172	4,168
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,707
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,238
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,289
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(e)(h)	396	400
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	136
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (g)(h)	3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	2,712	2,799
Hungary (Republic of) 6.00% 9/26/2035 (e)	325	327
Hungary (Republic of) 5.50% 3/26/2036 (e)	290	280
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/15/2029 (g)(h)	54	55
Hyatt Hotels Corp. 5.75% 3/30/2032	16	16
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,306
Hyundai Capital America 1.65% 9/17/2026 (e)	269	260
Hyundai Capital America 2.00% 6/15/2028 (e)	600	555
Hyundai Capital America 6.50% 1/16/2029 (e)	132	139
Icahn Enterprises, LP 9.75% 1/15/2029	65	63
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	509
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	121
Insulet Corp. 6.50% 4/1/2033 (e)	7	7
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (e)	130	133
Intesa Sanpaolo SpA 7.00% 11/21/2025 (e)	225	227
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(e)(h)	3,679	3,668
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	206
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	83
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	5	5
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	5	5
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,218
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	536	556
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	732
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (g)(h)	75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (g)(h)	50	50
KB Home 6.875% 6/15/2027	50	52
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	19
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	225

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (e)	USD15	$16
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,304
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,277
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	231
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(e)(h)	1,243	1,243
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (d)(e)	273	274
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	199
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	111
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	43
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)	530	532
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	105
LGI Homes, Inc. 8.75% 12/15/2028 (e)	155	161
Light and Wonder International, Inc. 7.00% 5/15/2028 (e)	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027 (e)	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	129
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,827
Lockheed Martin Corp. 5.20% 2/15/2064	309	286
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	135	129
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	89
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (d)(e)(h)	563	564
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(e)(h)	2,788	2,776
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,965
Mars, Inc. 5.00% 3/1/2032 (e)	1,450	1,470
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,493
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	284
Mastercard, Inc. 2.00% 11/18/2031	600	523
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
McDonald’s Corp. 4.95% 3/3/2035	476	476
Medline Borrower, LP 5.25% 10/1/2029 (e)	40	40
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (g)(h)	49	49
MEG Energy Corp. 5.875% 2/1/2029 (e)	30	30
Meituan 2.125% 10/28/2025	1,730	1,716
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (e)	1,528	1,527
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	873	872
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,352	1,361
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	720
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (e)	30	30
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	156
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	87
Minerva Luxembourg SA 8.875% 9/13/2033	1,086	1,174
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	543
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(e)	1,136	1,137
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	78
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	USD115	$117
Moog, Inc. 4.25% 12/9/2027 (e)	120	117
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,708
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,226
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	194
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056 (d)(h)	336	360
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(e)(h)	493	498
Murphy Oil Corp. 6.00% 10/1/2032	25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
MV24 Capital BV 6.748% 6/1/2034	1,025	995
Nabors Industries, Inc. 7.375% 5/15/2027 (e)	55	54
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	153
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,294
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030 (e)	135	137
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	57
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.030% 4/16/2029 (g)(h)	21	21
NCR Voyix Corp. 5.125% 4/15/2029 (e)	38	37
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,332
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,511
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	547	506
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	32
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	161
NFE Financing, LLC 12.00% 11/15/2029 (e)	709	323
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	70
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	662	663
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (e)	150	151
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	97
Novelis Corp. 4.75% 1/30/2030 (e)	80	77
Novelis Corp. 3.875% 8/15/2031 (e)	20	18
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
OCP SA 3.75% 6/23/2031	500	449
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122
OneMain Finance Corp. 7.125% 9/15/2032	25	26
ONEOK, Inc. 5.80% 11/1/2030	69	72
ONEOK, Inc. 6.05% 9/1/2033	514	540
ONEOK, Inc. 6.625% 9/1/2053	290	302
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	36
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(d)(e)	770	776
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,494	1,510
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,573	2,589
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,624	2,635
Open Text Corp. 3.875% 2/15/2028 (e)	25	24
Option Care Health, Inc. 4.375% 10/31/2029 (e)	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,286
Oracle Corp. 3.25% 11/15/2027	1,880	1,838
Oracle Corp. 3.95% 3/25/2051	22	16
Orange 9.00% 3/1/2031 (a)	2,434	2,958
Osaic Holdings, Inc. 10.75% 8/1/2027 (e)	256	257
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	38
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,972
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	539
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,569

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD4,525	$3,241
PacifiCorp 3.30% 3/15/2051	150	98
PacifiCorp 2.90% 6/15/2052	280	166
PacifiCorp 5.35% 12/1/2053	525	472
PacifiCorp 5.50% 5/15/2054	980	902
PacifiCorp 5.80% 1/15/2055	500	479
Panama (Republic of) 3.75% 4/17/2026	465	459
Panama (Republic of) 7.50% 3/1/2031	415	443
Panama (Republic of) 6.40% 2/14/2035	850	830
Panama (Republic of) 8.00% 3/1/2038	755	811
Panama (Republic of) 7.875% 3/1/2057	2,015	2,055
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (e)(f)(i)(j)	2	— (l)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,063
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	107
Petroleos Mexicanos 6.875% 10/16/2025	946	946
Petroleos Mexicanos 6.875% 8/4/2026	638	639
Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,972
Petroleos Mexicanos 6.50% 3/13/2027	6,200	6,161
Petroleos Mexicanos 6.84% 1/23/2030	8,494	8,211
Petroleos Mexicanos 5.95% 1/28/2031	65	59
Petroleos Mexicanos 6.70% 2/16/2032	779	724
Petroleos Mexicanos 6.95% 1/28/2060	55	40
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	912
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,122
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	229
PG&E Corp. 5.25% 7/1/2030	175	167
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	138
Philip Morris International, Inc. 5.125% 11/17/2027	315	321
Philip Morris International, Inc. 2.10% 5/1/2030	634	571
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,644
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,428
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	390
POSCO Holdings, Inc. 4.875% 1/23/2027 (e)	510	512
Post Holdings, Inc. 5.50% 12/15/2029 (e)	80	80
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	427
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	111
Procter & Gamble Co. 3.00% 3/25/2030	338	323
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	833	798
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,633
PT Freeport Indonesia 5.315% 4/14/2032	449	450
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (g)(h)	15	15
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	282	277
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (g)(h)(i)	9	9
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	911
Range Resources Corp. 4.75% 2/15/2030 (e)	145	141
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	USD90	$88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,446
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (e)	20	19
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,736
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	92
Ryan Specialty, LLC 4.375% 2/1/2030 (e)	45	44
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	20	20
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	26
Sally Holdings, LLC 6.75% 3/1/2032	107	110
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,732
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,693
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,318
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	356
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	66	66
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	1,040	977
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,907
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	112
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	158	160
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (d)(e)	826	829
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	766
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 8.625% 11/15/2031 (e)	60	64
ServiceNow, Inc. 1.40% 9/1/2030	756	655
Simmons Foods, Inc. 4.625% 3/1/2029 (e)	80	76
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	49
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	187
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	36
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	99
SK hynix, Inc. 1.50% 1/19/2026	563	554
SLM Corp. 6.50% 1/31/2030	85	89
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(e)(h)	547	553
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)	595	605
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	185
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,125
Southern California Edison Co. 5.90% 3/1/2055	1,100	1,007
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (g)(h)	5	5
Sprint, LLC 7.625% 3/1/2026	130	131
Stagwell Global, LLC 5.625% 8/15/2029 (e)	115	110
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(e)(h)	216	216
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,467
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(e)(h)	1,832	1,832
Stillwater Mining Co. 4.00% 11/16/2026 (b)	2,090	2,043
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	282
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(e)(h)	USD6,917	$6,877
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,422
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	74
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	15
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	56
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	458
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	204
TGS ASA 8.50% 1/15/2030 (e)	200	207
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	10
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	863	816
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,005
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	429
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,445
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	88
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	75
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (e)	39	39
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	92	94
Transocean, Inc. 8.75% 2/15/2030 (e)	32	33
Transocean, Inc. 6.80% 3/15/2038	35	25
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Triumph Group, Inc. 9.00% 3/15/2028 (e)	57	60
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (g)(h)	124	125
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,363
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	752	753
U.S. Treasury 3.875% 5/31/2027	662	664
U.S. Treasury 3.50% 9/30/2029	399	395
U.S. Treasury 4.125% 10/31/2029	328	333
U.S. Treasury 4.00% 5/31/2030	2,995	3,024
U.S. Treasury 4.125% 11/30/2031	704	711
U.S. Treasury 3.875% 8/15/2034	540	527
U.S. Treasury 4.625% 2/15/2035 (m)	1,681	1,734
U.S. Treasury 1.75% 8/15/2041 (m)	4,650	3,087
U.S. Treasury 4.75% 11/15/2043	2,650	2,648
U.S. Treasury 4.625% 5/15/2044	1,210	1,187
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,730
U.S. Treasury 1.25% 5/15/2050	1,625	781
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,763
U.S. Treasury 4.25% 2/15/2054	681	621
U.S. Treasury 4.625% 5/15/2054 (m)	5,926	5,755
U.S. Treasury 4.50% 11/15/2054	143	136
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	837	830
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,569	10,964
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,487	1,900
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	183	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	5,916	5,416
UKG, Inc. 6.875% 2/1/2031 (e)	77	80
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (d)(k)	3,098	2,789
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (d)(k)	4,068	3,892
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (d)(k)	171	168
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)(k)	5,160	5,244
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (d)(k)	183	193
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (d)(k)	6	6
United Mexican States 6.00% 5/7/2036	970	960

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
United Mexican States 6.338% 5/4/2053	USD425	$391
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	84
United Rentals (North America), Inc. 3.875% 2/15/2031	130	122
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	112
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	228
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	77
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (f)(g)(h)(i)	32	18
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (f)(g)(h)(i)	33	18
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (f)(g)(h)(i)	54	30
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	102
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	89
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	115
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	85
Veralto Corp. 5.35% 9/18/2028	2,900	2,990
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	631	638
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	838	840
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	156
VZ Secured Financing BV 5.00% 1/15/2032 (e)	200	178
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (e)	200	199
Waste Management, Inc. 3.875% 1/15/2029	50	49
Waste Pro USA, Inc. 7.00% 2/1/2033 (e)	20	21
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,633
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,600	1,365
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	156
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(e)	50	50
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	146	146
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	103
WMG Acquisition Corp. 3.875% 7/15/2030 (e)	135	126
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	73
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(b)(i)	106	107
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	46
Ziggo BV 4.875% 1/15/2030 (e)	300	281
		644,142
Total bonds, notes & other debt instruments (cost: $1,425,802,000)		1,415,113
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	68
Total preferred securities (cost: $49,000)		68
Common stocks 0.12%
Norwegian kroner 0.12%
Constellation Oil Services Holding SA (NDR) (n)	3,958,470	1,767

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)

U.S. dollars 0.00%
Altera Infrastructure, LP (f)		1,441	$45
New Fortress Energy, Inc., Class A (n)		4,095	14
DSG TopCo, Inc. (n)		420	6
Bighorn Permian Resources, LLC (f)		531	— (l)
Party City Holdco, Inc. (f)(n)		80	— (l)
Party City Holdco, Inc. (e)(f)(n)		1	— (l)
Venator Materials PLC (f)(n)		232	— (l)
Endo, Inc., 1L 6.125% Escrow (f)(n)		205,000	— (l)
			65
Total common stocks (cost: $2,070,000)			1,832
Investment funds 1.50%
Capital Group Central Corporate Bond Fund (o)		2,612,163	22,047
Total investment funds (cost: $20,457,000)			22,047
Short-term securities 2.54%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (o)(p)		345,182	34,518
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.20%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP150,475	2,878
Total short-term securities (cost: $37,370,000)			37,396
Options purchased (equity style) 0.00%
Options purchased (equity style) *			35
Total options purchased (equity style) (cost: $21,000)			35
Total investment securities 100.31% (cost: $1,485,769,000)			1,476,491
Total options written (equity style) † 0.00% (premium received: $121,000)			(12)
Other assets less liabilities (0.31)%			(4,525)
Net assets 100.00%			$1,471,954
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.43	GBP3,625	$35

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.49	GBP(3,625)	$(12)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	817	7/25/2025	EUR129.00	EUR81,700	$64
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(817)	7/25/2025	EUR128.00	EUR(81,700)	$(39)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SONIA Futures	Long	141	3/18/2026	USD46,637	$158
2 Year Italy Government Bond Futures	Long	239	9/10/2025	30,390	(13)
2 Year Euro-Schatz Futures	Short	300	9/10/2025	(37,900)	47
2 Year Canadian Government Bond Futures	Long	394	9/29/2025	30,572	23
2 Year U.S. Treasury Note Futures	Long	260	10/3/2025	54,086	92
3 Year Australian Treasury Bond Futures	Short	1	9/16/2025	(71)	— (l)
5 Year Euro-Bobl Futures	Long	403	9/10/2025	55,864	(127)
5 Year Canadian Government Bond Futures	Long	268	9/29/2025	22,458	101
5 Year U.S. Treasury Note Futures	Long	760	10/3/2025	82,840	884
10 Year French Government Bond Futures	Long	46	9/10/2025	6,710	(24)
10 Year Italy Government Bond Futures	Short	12	9/10/2025	(1,710)	(5)
10 Year Euro-Bund Futures	Short	683	9/10/2025	(104,711)	587

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year Australian Treasury Bond Futures	Short	118	9/15/2025	USD(8,901)	$(99)
10 Year Japanese Government Bond Futures	Short	106	9/22/2025	(102,331)	(348)
10 Year Canadian Government Bond Futures	Long	21	9/29/2025	1,881	1
10 Year Ultra U.S. Treasury Note Futures	Long	275	9/30/2025	31,423	678
10 Year UK Gilt Futures	Long	220	9/30/2025	28,094	375
10 Year U.S. Treasury Note Futures	Long	217	9/30/2025	24,331	469
20 Year U.S. Treasury Bond Futures	Long	115	9/30/2025	13,279	467
30 Year Euro-Buxl Futures	Short	46	9/10/2025	(6,434)	68
30 Year Ultra U.S. Treasury Bond Futures	Long	2	9/30/2025	238	5
					$3,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	3,740	USD	5,131	Morgan Stanley	7/1/2025	$3
USD	5,044	GBP	3,740	Morgan Stanley	7/1/2025	(90)
JPY	772,730	USD	5,329	Goldman Sachs	7/7/2025	41
USD	1,689	JPY	245,540	BNP Paribas	7/7/2025	(17)
EUR	14,600	USD	16,776	Citibank	7/8/2025	431
USD	1,028	EUR	890	UBS AG	7/8/2025	(20)
USD	1,739	EUR	1,510	Morgan Stanley	7/8/2025	(40)
USD	9,018	EUR	8,155	BNP Paribas	7/8/2025	(594)
EUR	18,217	USD	20,946	HSBC Bank	7/10/2025	527
USD	583	EUR	505	JPMorgan Chase	7/10/2025	(13)
USD	487	EUR	427	HSBC Bank	7/10/2025	(16)
USD	2,802	ZAR	50,000	UBS AG	7/10/2025	(20)
CNH	269,622	USD	37,612	Citibank	7/14/2025	98
EUR	2,692	USD	3,085	Standard Chartered Bank	7/14/2025	89
GBP	800	USD	1,082	Morgan Stanley	7/14/2025	17
AUD	2,600	USD	1,696	Standard Chartered Bank	7/14/2025	15
TRY	7,670	USD	189	Citibank	7/14/2025	1
INR	25,000	USD	291	Standard Chartered Bank	7/14/2025	— (l)
USD	858	NOK	8,645	Citibank	7/14/2025	— (l)
SEK	11,225	USD	1,191	BNP Paribas	7/14/2025	(4)
USD	1,731	CLP	1,623,750	Morgan Stanley	7/14/2025	(12)
USD	1,483	BRL	8,200	UBS AG	7/14/2025	(21)
USD	3,273	IDR	53,437,025	HSBC Bank	7/14/2025	(22)
USD	14,248	AUD	21,747	Citibank	7/14/2025	(69)
USD	2,353	BRL	13,480	Citibank	7/14/2025	(119)
EUR	5,075	USD	5,803	BNP Paribas	7/15/2025	182
CAD	5,525	USD	4,039	Bank of New York Mellon	7/15/2025	21
USD	863	EUR	745	Barclays Bank PLC	7/15/2025	(16)
EUR	34,176	USD	39,311	Bank of America	7/16/2025	992
USD	3,474	NOK	34,365	BNP Paribas	7/16/2025	64
EUR	4,922	GBP	4,185	BNP Paribas	7/16/2025	60
CNH	368,432	USD	51,481	HSBC Bank	7/16/2025	56
JPY	1,690,218	USD	11,717	Citibank	7/16/2025	43
CNH	68,468	USD	9,559	Citibank	7/16/2025	19
NZD	2,799	USD	1,704	UBS AG	7/16/2025	3
NOK	34,365	USD	3,412	UBS AG	7/16/2025	(2)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,711	EUR	2,330	Citibank	7/16/2025	$(37)
USD	16,932	EUR	14,600	UBS AG	7/16/2025	(285)
CAD	16,013	USD	11,740	Bank of New York Mellon	7/17/2025	31
JPY	2,279,574	USD	15,876	JPMorgan Chase	7/17/2025	(13)
USD	15,723	JPY	2,244,750	HSBC Bank	7/18/2025	101
JPY	1,135,410	USD	7,835	Bank of New York Mellon	7/18/2025	67
COP	2,800,000	USD	663	Morgan Stanley	7/18/2025	20
GBP	1,535	USD	2,090	Standard Chartered Bank	7/18/2025	17
IDR	14,450,980	USD	887	Citibank	7/18/2025	4
USD	10,414	KRW	14,246,054	Citibank	7/18/2025	(127)
USD	10,075	GBP	7,445	UBS AG	7/18/2025	(145)
USD	13,205	BRL	73,862	Citibank	7/18/2025	(327)
MYR	20,815	USD	4,902	Standard Chartered Bank	7/21/2025	41
THB	190,470	USD	5,839	Citibank	7/21/2025	40
SEK	32,900	USD	3,466	Morgan Stanley	7/21/2025	17
MYR	3,215	USD	758	JPMorgan Chase	7/21/2025	5
PLN	6,680	EUR	1,567	HSBC Bank	7/21/2025	4
USD	273	PLN	1,000	Citibank	7/21/2025	(4)
USD	2,280	CAD	3,109	HSBC Bank	7/21/2025	(6)
USD	899	MYR	3,934	HSBC Bank	7/21/2025	(36)
USD	1,343	MYR	5,889	BNP Paribas	7/21/2025	(55)
USD	1,304	MYR	5,740	Standard Chartered Bank	7/21/2025	(58)
USD	1,618	MYR	7,113	Standard Chartered Bank	7/21/2025	(71)
USD	2,922	MYR	12,851	Standard Chartered Bank	7/21/2025	(130)
USD	3,562	MYR	15,578	HSBC Bank	7/21/2025	(137)
USD	3,587	MYR	15,720	Standard Chartered Bank	7/21/2025	(145)
JPY	388,645	USD	2,751	Standard Chartered Bank	7/22/2025	(45)
USD	5,272	EUR	4,580	HSBC Bank	7/24/2025	(132)
GBP	3,981	EUR	4,620	BNP Paribas	7/25/2025	13
USD	5,494	EUR	4,805	UBS AG	7/25/2025	(177)
CHF	3,497	USD	4,361	Barclays Bank PLC	7/28/2025	63
MXN	35,424	USD	1,859	Morgan Stanley	7/28/2025	23
DKK	46,980	EUR	6,299	Bank of America	7/28/2025	— (l)
USD	5,237	NOK	52,916	Bank of America	7/28/2025	(14)
USD	11,415	DKK	73,090	Bank of America	7/28/2025	(151)
CZK	18,000	USD	852	Citibank	8/6/2025	6
SGD	1,400	USD	1,102	Bank of America	8/6/2025	3
CZK	47,290	EUR	1,908	Citibank	8/6/2025	2
HUF	1,284,310	EUR	3,202	Goldman Sachs	8/6/2025	(4)
USD	1,812	HUF	619,035	HSBC Bank	8/6/2025	(9)
USD	3,156	EUR	2,710	UBS AG	8/6/2025	(45)
EUR	5,100	CAD	8,144	Citibank	8/7/2025	31
USD	5,132	GBP	3,740	Morgan Stanley	8/11/2025	(3)
EUR	4,535	USD	5,211	HSBC Bank	9/12/2025	157
EUR	1,760	USD	2,053	UBS AG	9/17/2025	31
USD	1,567	EUR	1,362	UBS AG	9/17/2025	(46)
						$61

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	$3	$—	$3
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(8)	—	(8)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(33)	—	(33)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	(33)	—	(33)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	62	—	62
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD25,620	21	—	21
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	25	—	25
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	226	—	226
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(172)	—	(172)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(35)	—	(35)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(39)	—	(39)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	26	—	26
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	47	—	47
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,900	31	—	31
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,890	30	—	30
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	112	—	112
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(17)	—	(17)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(18)	—	(18)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	(67)	—	(67)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	(68)	—	(68)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	412	—	412
						$508	$—	$508
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(255)	$—	$(255)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(321)	—	(321)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(542)	—	(542)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(870)	—	(870)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL52,510	316	—	316
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	98	—	98
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	67	—	67
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	41	—	41
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(389)	—	(389)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,313)	—	(1,313)
							$(3,168)	$—	$(3,168)

American Funds Insurance Series	214

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,037	$(45)	$(41)	$(4)
CDX.EM.43	1.00%	Quarterly	6/20/2030	9,890	246	350	(104)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	11,405	(856)	(735)	(121)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR15,490	(389)	(194)	(195)
					$(1,044)	$(620)	$(424)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR3,520	$386	$371	$15
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 1.50%
Capital Group Central Corporate Bond Fund	$21,147	$513	$—	$—	$387	$22,047	$513
Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (p)	23,214	269,520	258,213	(1)	(2)	34,518	858
Total 3.84%				$(1)	$385	$56,565	$1,371

215	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,770	$6,058	0.41%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,040	2,280	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,971	2,043	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,338	1,318	0.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(i)	6/23/2023-3/24/2025	104	107	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023	94	96	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023-6/13/2025	2	2	0.00 (s)
Total		$11,319	$11,904	0.81%

(a)	Step bond; coupon rate may change at a later date.
(b)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,904,000, which represented 0.81% of the net assets of the fund.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,722,000, which represented 10.58% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,037,000, which represented 0.14% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Represents securities transacted on a TBA basis.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,222,000, which represented 0.90% of the net assets of the fund.
(n)	Security did not produce income during the last 12 months.
(o)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

American Funds Insurance Series	216

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NDR = Norwegian Depositary Receipts
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

217	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 88.27%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 88.17%
Communication services 13.96%
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD102	$102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	586	581
CCO Holdings, LLC 5.375% 6/1/2029 (a)	525	523
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	454
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,181
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,484	2,370
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,958
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	73
CCO Holdings, LLC 4.75% 2/1/2032 (a)	2,708	2,570
CCO Holdings, LLC 4.50% 5/1/2032	2,419	2,254
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,232	2,042
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,646	4,139
Charter Communications Operating, LLC 4.80% 3/1/2050	437	350
Charter Communications Operating, LLC 3.70% 4/1/2051	473	315
Charter Communications Operating, LLC 3.90% 6/1/2052	950	653
Charter Communications Operating, LLC 5.25% 4/1/2053	577	491
Charter Communications Operating, LLC 3.85% 4/1/2061	175	112
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	870	823
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	460	426
Connect Finco SARL 9.00% 9/15/2029 (a)	6,630	6,672
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	225	228
Consolidated Communications, Inc. 6.50% 10/1/2028 (a)	80	82
CSC Holdings, LLC 5.50% 4/15/2027 (a)	430	411
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	329	321
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)	1,698	1,676
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	81
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	40	36
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	4,210	4,199
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)	209	210
DISH Network Corp. 11.75% 11/15/2027 (a)	12,368	12,759
EchoStar Corp. 10.75% 11/30/2029	4,187	4,316
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	3,157	2,883
Embarq, LLC 7.995% 6/1/2036	4,729	2,171
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	445
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	35	35
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,755	3,807
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,653
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,261	3,306
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	239
Gray Media, Inc. 7.00% 5/15/2027 (a)	325	325
Gray Media, Inc. 10.50% 7/15/2029 (a)	4,250	4,569
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	599
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	1,124	1,124
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	6,565	6,711
Lamar Media Corp. 4.00% 2/15/2030	260	249
Lamar Media Corp. 3.625% 1/15/2031	160	148
Level 3 Financing, Inc. 3.75% 7/15/2029 (a)	550	465
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)	3,213	1,108
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(d)(f)	688	688
News Corp. 3.875% 5/15/2029 (a)	710	680
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	1,254	1,252
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,685
Paramount Global 7.875% 7/30/2030	130	144
Paramount Global 6.875% 4/30/2036	490	502
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,240	1,254
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,728
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	695

American Funds Insurance Series	218

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	USD3,489	$3,353
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	590	587
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,100	2,860
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,756	5,120
Snap, Inc. 6.875% 3/1/2033 (a)	1,540	1,581
Sprint Capital Corp. 6.875% 11/15/2028	316	339
Sprint Capital Corp. 8.75% 3/15/2032	716	869
Sprint, LLC 7.625% 3/1/2026	480	485
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,285	1,230
TEGNA, Inc. 5.00% 9/15/2029	861	823
T-Mobile USA, Inc. 3.375% 4/15/2029	860	828
Univision Communications, Inc. 6.625% 6/1/2027 (a)	3,170	3,164
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,455	2,493
Univision Communications, Inc. 4.50% 5/1/2029 (a)	5,170	4,706
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,397	2,357
Univision Communications, Inc. 8.50% 7/31/2031 (a)	1,235	1,237
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546% 6/24/2029 (b)(c)	68	68
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	1,300	1,192
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,027	956
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	490	412
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	405	273
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,405
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	895
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	204
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	370	360
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	1,464	1,432
Ziggo BV 4.875% 1/15/2030 (a)	865	809
		138,870

Energy 12.69%
3R Lux SARL 9.75% 2/5/2031 (a)	675	683
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	620	616
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	40	41
Antero Resources Corp. 5.375% 3/1/2030 (a)	130	131
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	256
Archrock Partners, LP 6.625% 9/1/2032 (a)	420	428
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	650	651
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	500	509
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	475	482
Baytex Energy Corp. 8.50% 4/30/2030 (a)	645	646
Baytex Energy Corp. 7.375% 3/15/2032 (a)	330	315
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,196
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,275	2,079
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	1,034	915
California Resources Corp. 7.125% 2/1/2026 (a)	195	196
California Resources Corp. 8.25% 6/15/2029 (a)	520	534
Chord Energy Corp. 6.75% 3/15/2033 (a)	1,315	1,344
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,272
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	578
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	759
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	730	742
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,547	2,578
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	298
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	265
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,504	1,511
CNX Resources Corp. 7.375% 1/15/2031 (a)	861	899

219	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032 (a)	USD1,300	$1,347
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	865
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	2,150	2,190
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	1,258	1,312
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,790	1,749
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,490	1,426
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	496
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	438
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,361
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	294
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)	610	627
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	1,360	1,503
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	730	697
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	765	707
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 5.00% 1/15/2029	170	171
EQT Corp. 6.375% 4/1/2029 (a)	185	191
EQT Corp. 4.75% 1/15/2031 (a)	1,350	1,330
EQT Corp. 3.625% 5/15/2031 (a)	290	269
Expand Energy Corp. 6.75% 4/15/2029 (a)	635	643
Expand Energy Corp. 5.375% 3/15/2030	1,290	1,295
Expand Energy Corp. 4.75% 2/1/2032	290	282
Expand Energy Corp. 4.875% 4/15/2032 (e)	4,300	17
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,617
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,302
Genesis Energy, LP 7.875% 5/15/2032	2,540	2,643
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	460	484
Global Partners, LP 7.125% 7/1/2033 (a)	265	269
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,054
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,392	1,417
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	820	867
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	845	858
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	359
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	455	468
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,376
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	492
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	795
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	814
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	758
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	970	927
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,306
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	250	259
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	362
Matador Resources Co. 6.875% 4/15/2028 (a)	425	434
Matador Resources Co. 6.50% 4/15/2032 (a)	720	721
Matador Resources Co. 6.25% 4/15/2033 (a)	800	796
MEG Energy Corp. 5.875% 2/1/2029 (a)	1,430	1,429
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	739	15
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	391
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	757
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	755	746
Nabors Industries, Inc. 7.50% 1/15/2028 (a)	75	67
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	990	949
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	525	390
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	935	520
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)	267	147

American Funds Insurance Series	220

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
NFE Financing, LLC 12.00% 11/15/2029 (a)	USD17,123	$7,788
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	106
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	1,110	1,114
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,727
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	1,900	1,918
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	371
NuStar Logistics, LP 6.00% 6/1/2026	286	287
Occidental Petroleum Corp. 6.60% 3/15/2046	692	683
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,101
Parkland Corp. 5.875% 7/15/2027 (a)	605	606
Parkland Corp. 4.625% 5/1/2030 (a)	440	422
Parkland Corp. 6.625% 8/15/2032 (a)	70	72
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	58	59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	991
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,505
Petroleos Mexicanos 6.875% 10/16/2025	350	350
Petroleos Mexicanos 4.50% 1/23/2026	695	686
Petroleos Mexicanos 6.875% 8/4/2026	155	155
Petroleos Mexicanos 6.49% 1/23/2027	160	159
Petroleos Mexicanos 5.35% 2/12/2028	125	120
Petroleos Mexicanos 6.50% 1/23/2029	140	137
Petroleos Mexicanos 8.75% 6/2/2029	777	805
Petroleos Mexicanos 6.84% 1/23/2030	510	493
Petroleos Mexicanos 5.95% 1/28/2031	715	647
Petroleos Mexicanos 6.50% 6/2/2041	10	7
Petroleos Mexicanos 6.75% 9/21/2047	31	22
Petroleos Mexicanos 6.35% 2/12/2048	10	7
Petroleos Mexicanos 7.69% 1/23/2050	185	146
Petroleos Mexicanos 6.95% 1/28/2060	460	331
Range Resources Corp. 8.25% 1/15/2029	500	515
Range Resources Corp. 4.75% 2/15/2030 (a)	285	277
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	268	267
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	204
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	317
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,745	1,787
Sunoco, LP 6.00% 4/15/2027	547	547
Sunoco, LP 5.875% 3/15/2028	290	291
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,914
Sunoco, LP 4.50% 4/30/2030	1,880	1,809
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,403
Sunoco, LP 6.25% 7/1/2033 (a)	810	824
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,009
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,265	1,293
Targa Resources Partners, LP 6.50% 7/15/2027	133	133
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	695	690
TGS ASA 8.50% 1/15/2030 (a)	710	736
Tidewater, Inc. 9.125% 7/15/2030 (a)	290	299
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	436	441
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	369	369
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	1,074	1,092
Transocean, Inc. 8.00% 2/1/2027 (a)	140	138
Transocean, Inc. 8.75% 2/15/2030 (a)	399	411
Transocean, Inc. 8.50% 5/15/2031 (a)	665	594
Transocean, Inc. 6.80% 3/15/2038	425	299
USA Compression Partners, LP 6.875% 9/1/2027	332	333
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	441
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,190	1,123
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	195	201

221	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	USD1,600	$1,482
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,260	1,103
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	946
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	441
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	750	759
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,300	1,351
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	492	532
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	413	402
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	1,140	1,222
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,425	1,425
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,051
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,470
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	599
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	3,309	3,413
Western Midstream Operating, LP 4.50% 3/1/2028	239	238
Western Midstream Operating, LP 5.25% 2/1/2050	300	253
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	393
		126,268

Financials 9.18%
AG Issuer, LLC 6.25% 3/1/2028 (a)	1,286	1,287
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	392	406
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.574% 5/15/2032 (b)(c)	285	286
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)	1,265	1,292
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	545
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,460	1,440
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	683
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	845	862
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,420	3,530
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,605
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,146
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,815	1,911
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,235
Aretec Group, Inc. 10.00% 8/15/2030 (a)	755	831
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	365	364
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	496	498
Blackstone Private Credit Fund 6.00% 11/22/2034	795	778
Block, Inc. 2.75% 6/1/2026	1,640	1,607
Block, Inc. 3.50% 6/1/2031	1,820	1,671
Block, Inc. 6.50% 5/15/2032	920	950
Blue Owl Capital Corp. 3.40% 7/15/2026	290	285
Blue Owl Capital Corp. 3.125% 4/13/2027	600	580
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	959
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	391
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	1,660	1,763
Brown & Brown, Inc. 5.25% 6/23/2032	92	94
Brown & Brown, Inc. 5.55% 6/23/2035	266	271
Brown & Brown, Inc. 6.25% 6/23/2055	331	342
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,416	3,205
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,554	2,276
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,661	3,289
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	710	601
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,280	1,277
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,140

American Funds Insurance Series	222

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HUB International, Ltd. 5.625% 12/1/2029 (a)	USD165	$165
HUB International, Ltd. 7.25% 6/15/2030 (a)	767	802
HUB International, Ltd. 7.375% 1/31/2032 (a)	870	911
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	146	146
Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	402
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,335	1,282
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,075	1,106
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	830	861
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (g)	160	148
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	684
MPT Finance Corp. 7.00% 2/15/2032	EUR705	852
MSCI, Inc. 3.875% 2/15/2031 (a)	USD630	595
MSCI, Inc. 3.625% 11/1/2031 (a)	341	314
MSCI, Inc. 3.25% 8/15/2033 (a)	584	512
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	380	395
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,245
Navient Corp. 4.875% 3/15/2028	550	543
Navient Corp. 5.50% 3/15/2029	3,815	3,739
Navient Corp. 9.375% 7/25/2030	1,547	1,708
Navient Corp. 11.50% 3/15/2031	880	998
Navient Corp. 7.875% 6/15/2032	1,455	1,515
Navient Corp. 5.625% 8/1/2033	2,463	2,267
OneMain Finance Corp. 3.875% 9/15/2028	165	158
OneMain Finance Corp. 9.00% 1/15/2029	105	110
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,085
OneMain Finance Corp. 5.375% 11/15/2029	950	935
OneMain Finance Corp. 7.875% 3/15/2030	915	973
OneMain Finance Corp. 4.00% 9/15/2030	245	226
OneMain Finance Corp. 7.50% 5/15/2031	125	131
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,390
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,047
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	4,101	4,113
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)	475	476
Owl Rock Capital Corp. 3.75% 7/22/2025	145	145
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,497
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	675	702
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	450
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	534
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	230	230
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	508
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	697
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	812
SLM Corp. 6.50% 1/31/2030	680	714
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	649
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	632
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	535	553
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	398
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	2,891	2,932
Voyager Parent, LLC 9.25% 7/1/2032 (a)	3,240	3,373
WEX, Inc. 6.50% 3/15/2033 (a)	550	555
		91,340

Consumer discretionary 9.11%
Advance Auto Parts, Inc. 5.95% 3/9/2028	853	873
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,470	1,379
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,629	1,428

223	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)	USD556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(d)(f)	509	509
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	539
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	2,545	2,478
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,395
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	305	319
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	1,849	1,931
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,232
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	571
Bath & Body Works, Inc. 6.875% 11/1/2035	1,581	1,642
Bath & Body Works, Inc. 6.75% 7/1/2036	910	926
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)	591	594
Boyd Gaming Corp. 4.75% 12/1/2027	441	439
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	575	552
Boyne USA, Inc. 4.75% 5/15/2029 (a)	650	631
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,794	1,714
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	2,345	2,430
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,570	1,612
Carnival Corp. 5.75% 3/1/2027 (a)	505	510
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,420
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,855
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	150	160
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,800	1,725
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,155	1,990
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,295	1,218
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	102	102
Ford Motor Co. 3.25% 2/12/2032	500	422
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	488
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	111
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	202
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	226
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	502
Ford Motor Credit Co., LLC 6.532% 3/19/2032	470	478
Gap, Inc. 3.625% 10/1/2029 (a)	170	158
Gap, Inc. 3.875% 10/1/2031 (a)	108	97
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	533
Genting New York, LLC 7.25% 10/1/2029 (a)	1,240	1,287
Global Auto Holdings PLC 11.50% 8/15/2029 (a)	585	573
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,753
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	2,266	2,401
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	1,123	1,127
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	406
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	983
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	569
Hyatt Hotels Corp. 5.75% 3/30/2032	269	276
Hyundai Capital America 1.65% 9/17/2026 (a)	70	68
International Game Technology PLC 4.125% 4/15/2026 (a)	465	465
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,056
KB Home 6.875% 6/15/2027	330	340
KB Home 7.25% 7/15/2030	330	342
Kohl’s Corp. 5.125% 5/1/2031 (g)	90	65
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	348
Las Vegas Sands Corp. 6.20% 8/15/2034	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,314
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,452

American Funds Insurance Series	224

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Levi Strauss & Co. 3.50% 3/1/2031 (a)	USD1,175	$1,076
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	470	485
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	305	319
Lindblad Expeditions, LLC 6.75% 2/15/2027 (a)	205	206
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,040
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	666
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	727
Macy’s Retail Holdings, LLC 5.875% 4/1/2029 (a)	75	74
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	555	533
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	325	318
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)	95	36
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(f)(g)	166	63
MGM Resorts International 5.50% 4/15/2027	200	201
NCL Corp., Ltd. 5.875% 2/15/2027 (a)	375	377
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	611
Newell Brands, Inc. 6.625% 9/15/2029	435	431
Newell Brands, Inc. 6.375% 5/15/2030	785	766
Newell Brands, Inc. 6.625% 5/15/2032	435	416
Newell Brands, Inc. 6.875% 4/1/2036	355	341
Newell Brands, Inc. 7.00% 4/1/2046	165	141
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (a)	350	334
Party City Holdings, Inc. 0% 10/12/2028 (f)(h)	500	— (i)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)	2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (b)(c)	965	893
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	510
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	646
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	745	767
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026 (a)	70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	1,105	1,120
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	705	725
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	625	637
Sally Holdings, LLC 6.75% 3/1/2032	2,887	2,966
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	190	183
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)	1,298	1,298
Service Corp. International 4.625% 12/15/2027	405	403
Service Corp. International 5.125% 6/1/2029	75	75
Service Corp. International 3.375% 8/15/2030	190	175
Service Corp. International 4.00% 5/15/2031	515	482
Service Corp. International 5.75% 10/15/2032	350	354
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	91
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	2,181	2,118
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,669	2,539
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	327
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	962
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	192
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,495	2,440
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	316
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	550	569
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	571
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (b)(c)	400	396
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	615	613
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	543
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	482	479

225	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$520
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	1,300	1,309
ZF North America Capital, Inc. 7.125% 4/14/2030 (a)	250	245
		90,635

Health care 8.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	2,015	2,034
AdaptHealth, LLC 6.125% 8/1/2028 (a)	435	436
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,042
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,505	1,431
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	581
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,005
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	588
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	70	73
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (b)(c)	447	448
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)	939	937
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,156	1,102
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	364
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	1,335	1,127
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	530	525
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	14
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	1,262	800
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	1,277	755
Biocon Biologics Global PLC 6.67% 10/9/2029	200	190
Centene Corp. 4.625% 12/15/2029	945	920
Centene Corp. 3.375% 2/15/2030	52	48
Centene Corp. 3.00% 10/15/2030	295	264
Centene Corp. 2.50% 3/1/2031	1,125	969
Centene Corp. 2.625% 8/1/2031	615	527
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	181
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (a)	550	517
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	1,395	1,375
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	775
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,990	1,767
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	873
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	180	191
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (g)	200	201
DaVita, Inc. 4.625% 6/1/2030 (a)	1,085	1,040
DaVita, Inc. 3.75% 2/15/2031 (a)	875	796
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,338
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,103
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,718
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	1,757	1,758
Grifols SA 3.875% 10/15/2028	EUR340	384
Grifols SA 4.75% 10/15/2028 (a)	USD2,000	1,924
Grifols SA 7.50% 5/1/2030	EUR1,320	1,631
HCA, Inc. 3.50% 9/1/2030	USD180	170
HCA, Inc. 4.625% 3/15/2052	233	187
HCA, Inc. 7.50% 11/15/2095	250	272
Insulet Corp. 6.50% 4/1/2033 (a)	372	388
IQVIA, Inc. 5.00% 10/15/2026 (a)	603	603
IQVIA, Inc. 6.50% 5/15/2030 (a)	660	681
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,205	1,238
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	489
Mallinckrodt International Finance SA 14.75% 11/14/2028 (a)	174	180
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,380	1,325
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	940

American Funds Insurance Series	226

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Medline Borrower, LP 5.25% 10/1/2029 (a)	USD1,985	$1,971
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)	552	552
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	995	973
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,514	1,409
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	2,750	2,505
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,495	1,523
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	1,328	1,192
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	5,290	4,974
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	404
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	2,347	2,309
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,830	2,840
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(d)	1,770	1,766
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	505	526
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	665	679
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)	36	36
Tenet Healthcare Corp. 6.25% 2/1/2027	320	320
Tenet Healthcare Corp. 5.125% 11/1/2027	375	375
Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,572
Tenet Healthcare Corp. 4.375% 1/15/2030	895	867
Tenet Healthcare Corp. 6.125% 6/15/2030	25	26
Tenet Healthcare Corp. 6.75% 5/15/2031	860	890
Tenet Healthcare Corp. 6.875% 11/15/2031	100	108
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	452
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,790	6,834
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	437
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,087
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	940	961
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	942	679
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	621
		83,113

Materials 8.13%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,037
ArcelorMittal SA 7.00% 10/15/2039	488	541
ArcelorMittal SA 6.75% 3/1/2041	825	870
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	690	630
Avient Corp. 6.25% 11/1/2031 (a)	225	227
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	457
Ball Corp. 6.875% 3/15/2028	465	476
Ball Corp. 6.00% 6/15/2029	350	359
Ball Corp. 2.875% 8/15/2030	160	144
Ball Corp. 3.125% 9/15/2031	1,530	1,374
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	1,875	1,758
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	251
Celanese US Holdings, LLC 6.415% 7/15/2027	45	47
Celanese US Holdings, LLC 6.50% 4/15/2030	520	533
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 6.75% 4/15/2033	1,290	1,304
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,363	1,363
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,346	2,157
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	2,354	2,320
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	920	891
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,734
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	1,863
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	1,921

227	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	USD210	$197
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	150	146
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	565
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	3,403
CVR Partners, LP 6.125% 6/15/2028 (a)	685	687
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	2,207	2,212
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	4,240	4,505
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	675	693
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	428
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	389
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	9,297	8,192
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,051	5,357
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (b)(c)	612	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	497
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	286
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	515
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	819
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	638	625
LABL, Inc. 10.50% 7/15/2027 (a)	160	153
LSB Industries, Inc. 6.25% 10/15/2028 (a)	155	154
Magnera Corp. 4.75% 11/15/2029 (a)	815	721
Magnera Corp. 7.25% 11/15/2031 (a)	530	500
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	382	383
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	555	551
Methanex Corp. 5.125% 10/15/2027	2,415	2,408
Methanex Corp. 5.25% 12/15/2029	712	704
Methanex Corp. 5.65% 12/1/2044	465	370
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	860	858
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)	200	204
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	393	393
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,919	1,929
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,865
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	747
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	259
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	1,365	1,314
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,271
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	697
Novelis Corp. 3.25% 11/15/2026 (a)	485	478
Novelis Corp. 3.875% 8/15/2031 (a)	497	447
Olin Corp. 5.625% 8/1/2029	200	199
Olin Corp. 5.00% 2/1/2030	180	174
Olin Corp. 6.625% 4/1/2033 (a)	80	79
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	835	859
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,027
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	170	170
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(g)	1,280	1,259
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(g)	460	452
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	660	643
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	499
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	585	619
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,089
Tronox, Inc. 4.625% 3/15/2029 (a)	740	639
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(d)(f)	540	297
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(c)(d)(f)	543	299
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(d)(f)	894	492

American Funds Insurance Series	228

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.296% 11/30/2030 (b)(c)	USD194	$195
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	845
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	611
		80,834

Information technology 7.36%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	1,350	1,385
ams-OSRAM AG 12.25% 3/30/2029 (a)	1,175	1,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	58
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,735	1,752
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,379
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,625	1,731
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)	1,407	1,410
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	2,190	2,135
CommScope, LLC 8.25% 3/1/2027 (a)	1,404	1,400
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,089
CommScope, LLC 4.75% 9/1/2029 (a)	103	101
CommScope, LLC 9.50% 12/15/2031 (a)	525	550
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	645	654
CoreWeave, Inc. 9.25% 6/1/2030 (a)	425	435
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,860	6,231
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	282
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	300	307
Fair Isaac Corp. 4.00% 6/15/2028 (a)	2,340	2,279
Fair Isaac Corp. 6.00% 5/15/2033 (a)	3,120	3,156
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	3,610	3,638
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	75	76
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	461
Gartner, Inc. 4.50% 7/1/2028 (a)	703	696
Gartner, Inc. 3.75% 10/1/2030 (a)	126	118
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	746
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	3,675	3,783
Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,595	3,203
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,415	2,435
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	290
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	2,420	2,497
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (b)(c)	623	627
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	875	878
McAfee Corp. 7.375% 2/15/2030 (a)	275	260
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,957
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	338
Open Text Corp. 3.875% 2/15/2028 (a)	645	626
Open Text Corp. 3.875% 12/1/2029 (a)	250	236
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)	985	1,024
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	356
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,376
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,933
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,522
Viasat, Inc. 6.50% 7/15/2028 (a)	1,505	1,424
Viasat, Inc. 7.50% 5/30/2031 (a)	2,394	2,076
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	215
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)(j)	3,138	3,174
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)(j)	547	553
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	1,135	869
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	269	203
		73,179

229	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 7.03%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD2,063	$1,812
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	1,322	1,085
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	465	435
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	829	827
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (b)(c)	265	265
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	405	423
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	91
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,916
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	1,392	1,383
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,688	2,562
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,643	3,364
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	1,006	1,001
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	364
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	217
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,060	3,020
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,660	1,583
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	218
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	395	406
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,840	1,726
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,425
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,560	2,310
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025 (a)	440	440
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	315	307
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	38
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	615	643
MPT Operating Partnership, LP 5.00% 10/15/2027	10,058	9,299
MPT Operating Partnership, LP 4.625% 8/1/2029	170	134
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,079
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,269	4,471
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	170	170
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	795
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	761
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	659
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	430
SBA Communications Corp. 3.125% 2/1/2029	131	124
Service Properties Trust 5.25% 2/15/2026	117	116
Service Properties Trust 4.75% 10/1/2026	1,515	1,495
Service Properties Trust 4.95% 2/15/2027	2,131	2,105
Service Properties Trust 5.50% 12/15/2027	750	744
Service Properties Trust 3.95% 1/15/2028	3,031	2,802
Service Properties Trust 8.375% 6/15/2029	2,460	2,560
Service Properties Trust 4.95% 10/1/2029	3,518	3,073
Service Properties Trust 4.375% 2/15/2030	3,180	2,677
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,210
Service Properties Trust 8.875% 6/15/2032	1,230	1,266
VICI Properties, LP 3.875% 2/15/2029 (a)	1,130	1,094
		69,970

Industrials 6.87%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (a)	108	108
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	271
ADT Security Corp. 4.125% 8/1/2029 (a)	200	193
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	1,120	1,146
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	959
Ambipar Lux SARL 9.875% 2/6/2031 (a)	226	214
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	190
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,145	1,179

American Funds Insurance Series	230

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
American Airlines, Inc. 8.50% 5/15/2029 (a)	USD415	$435
Aramark Services, Inc. 5.00% 2/1/2028 (a)	760	758
ATI, Inc. 4.875% 10/1/2029	690	676
ATI, Inc. 7.25% 8/15/2030	375	393
ATI, Inc. 5.125% 10/1/2031	775	758
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	761
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	53
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	892
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	35	37
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	461
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027 (a)	2,098	1,995
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	935	964
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,320	1,362
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	605	629
Boeing Co. (The) 3.60% 5/1/2034	190	168
Boeing Co. (The) 5.805% 5/1/2050	34	33
Boeing Co. (The) 6.858% 5/1/2054	352	386
Boeing Co. (The) 7.008% 5/1/2064	120	132
Bombardier, Inc. 7.45% 5/1/2034 (a)	115	125
Brink’s Co. (The) 6.50% 6/15/2029 (a)	170	175
Brink’s Co. (The) 6.75% 6/15/2032 (a)	170	177
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	161
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	323
Chart Industries, Inc. 7.50% 1/1/2030 (a)	523	548
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	878
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	839
Clean Harbors, Inc. 4.875% 7/15/2027 (a)	766	763
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	116	119
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,004	2,868
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)	660	642
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	980	1,005
Enviri Corp. 5.75% 7/31/2027 (a)	1,295	1,279
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,870	3,036
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	490	521
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	700	697
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,735	1,784
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	280	280
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	467
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	930
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,110	1,164
Hertz Corp. (The) 4.625% 12/1/2026 (a)	645	579
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	71	59
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	15	13
Icahn Enterprises, LP 6.25% 5/15/2026	818	813
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,641
Icahn Enterprises, LP 9.75% 1/15/2029	1,090	1,060
Icahn Enterprises, LP 4.375% 2/1/2029	855	719
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	89
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	810	815
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)	854	856
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	387
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	275	264
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,105	1,077
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	375
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	1,035	915
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	606
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	215	149

231	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	USD475	$461
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,745	1,802
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.296% 4/30/2032 (b)(c)	185	187
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,155	1,100
Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,378
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (a)	110	107
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	2,610	2,733
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	725
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	441
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	785
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	34	36
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	195	215
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (b)(c)	1,081	1,083
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	446
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	100	100
Titan International, Inc. 7.00% 4/30/2028	750	754
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	77
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	369
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,540	1,596
TransDigm, Inc. 6.00% 1/15/2033 (a)	405	408
TransDigm, Inc. 6.375% 5/31/2033 (a)	400	401
Uber Technologies, Inc. 7.50% 9/15/2027 (a)	395	399
Uber Technologies, Inc. 6.25% 1/15/2028 (a)	755	759
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	310	308
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	701
United Rentals (North America), Inc. 3.75% 1/15/2032	570	524
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	320
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	234
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	1,600	1,665
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	331
XPO, Inc. 6.25% 6/1/2028 (a)	70	71
XPO, Inc. 7.125% 6/1/2031 (a)	533	559
XPO, Inc. 7.125% 2/1/2032 (a)	390	409
		68,379

Consumer staples 3.50%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,198	1,136
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	465	458
Amer Sports Co. 6.75% 2/16/2031 (a)	130	135
B&G Foods, Inc. 5.25% 9/15/2027	1,758	1,603
B&G Foods, Inc. 8.00% 9/15/2028 (a)	1,375	1,326
Central Garden & Pet Co. 4.125% 10/15/2030	915	865
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,740	1,617
Coty, Inc. 5.00% 4/15/2026 (a)	280	281
Coty, Inc. 4.75% 1/15/2029 (a)	1,070	1,047
Coty, Inc. 6.625% 7/15/2030 (a)	380	389
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	1,350	1,369
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	972
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	775	820
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	158	159
H.J. Heinz Co. 3.875% 5/15/2027	275	273
H.J. Heinz Co. 4.375% 6/1/2046	26	21
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	346
KeHE Distributors, LLC 9.00% 2/15/2029 (a)	485	503
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,920	1,833
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	480	451

American Funds Insurance Series	232

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Mars, Inc. 4.60% 3/1/2028 (a)	USD150	$151
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	660	674
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	705	704
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	573	553
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	725	742
Post Holdings, Inc. 5.50% 12/15/2029 (a)	451	449
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,746
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,064
Post Holdings, Inc. 6.25% 2/15/2032 (a)	2,570	2,644
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	138	137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,176
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,130	1,944
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	951
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	2,738	2,773
US Foods, Inc. 4.625% 6/1/2030 (a)	510	497
US Foods, Inc. 5.75% 4/15/2033 (a)	470	471
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	2,030	1,987
		34,853

Utilities 1.94%
AmeriGas Partners, LP 5.75% 5/20/2027	302	300
Calpine Corp. 4.50% 2/15/2028 (a)	150	149
Calpine Corp. 3.75% 3/1/2031 (a)	500	475
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)	470	472
Edison International 6.25% 3/15/2030	50	51
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (g)(k)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)	350	356
FirstEnergy Corp. 2.25% 9/1/2030	980	871
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	366
Lightning Power, LLC 7.25% 8/15/2032 (a)	650	685
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	2,755	2,864
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (b)(c)	848	839
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)	277	278
NRG Energy, Inc. 3.625% 2/15/2031 (a)	110	101
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	201
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	601
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,297
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (g)	75	78
PG&E Corp. 5.00% 7/1/2028	390	380
PG&E Corp. 5.25% 7/1/2030	2,800	2,669
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	2,050	1,947
Saavi Energia SARL 8.875% 2/10/2035 (a)	620	648
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,227	1,316
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	279	280
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	440	456
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	422
		19,267

233	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	USD546	$529
Total corporate bonds, notes & loans		877,237
Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	603	603
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	327	202
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	361	228
Total municipals		430
Total bonds, notes & other debt instruments (cost: $880,995,000)		878,270
Convertible bonds & notes 0.05%
Communication services 0.05%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	379	447
Total convertible bonds & notes (cost: $403,000)		447
Common stocks 5.94%	Shares
Health care 1.78%
Rotech Healthcare, Inc. (f)(h)(j)	201,793	15,193
Endo, Inc. (h)	98,388	2,065
Endo GUC Trust, Class A1 (a)(h)	192,719	107
Endo, Inc., 1L 7.50% Escrow (f)(h)	5,505,000	— (i)
Endo, Inc., 1L 6.875% Escrow (f)(h)	520,000	— (i)
Endo, Inc., 1L 6.125% Escrow (f)(h)	525,000	— (i)
Mallinckrodt PLC (h)	3,631	308
		17,673

Information technology 1.57%
Diebold Nixdorf, Inc. (h)	281,243	15,581

Utilities 1.13%
Talen Energy Corp. (h)	37,868	11,011
PG&E Corp.	18,786	262
		11,273

Energy 1.04%
Constellation Oil Services Holding SA (NDR) (h)	11,240,370	5,018
Ascent Resources, LLC, Class A (f)(j)	62,978	3,113
Expand Energy Corp.	6,708	784
Weatherford International	10,059	506
New Fortress Energy, Inc., Class A (h)	109,371	363
Altera Infrastructure, LP (f)	9,127	282
Mesquite Energy, Inc. (f)(h)	3,558	202
Exxon Mobil Corp.	739	80
Bighorn Permian Resources, LLC (f)	2,894	— (i)
		10,348

American Funds Insurance Series	234

American High-Income Trust (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(h)	46,955	$3,535
Party City Holdco, Inc. (f)(h)	126,254	— (i)
Party City Holdco, Inc. (a)(f)(h)	1,260	— (i)
NMG Parent, LLC (f)(h)	8,350	— (i)
		3,535

Communication services 0.04%
Intelsat SA	8,182	355
iHeartMedia, Inc., Class A (h)	22,639	40
DSG TopCo, Inc. (h)	2,108	32
		427

Financials 0.03%
Navient Corp.	20,000	282

Materials 0.00%
Venator Materials PLC (f)(h)	3,232	— (i)
Total common stocks (cost: $41,230,000)		59,119
Preferred securities 0.40%
Consumer discretionary 0.25%
MYT Holdings, LLC, Series A, 10.00% preferred shares (h)	1,915,904	2,515

Industrials 0.15%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(h)	1,022	1,468
Total preferred securities (cost: $2,772,000)		3,983
Rights & warrants 0.01%
Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (h)	457	47
Total rights & warrants (cost: $275,000)		47
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)(m)	451,694	45,170
Total short-term securities (cost: $45,164,000)		45,170
Total investment securities 99.21% (cost: $970,839,000)		987,036
Other assets less liabilities 0.79%		7,903
Net assets 100.00%		$994,939

235	American Funds Insurance Series

American High-Income Trust (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	89	10/3/2025	USD18,514	$73
5 Year U.S. Treasury Note Futures	Long	101	10/3/2025	11,009	124
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2025	(914)	(23)
10 Year U.S. Treasury Note Futures	Short	13	9/30/2025	(1,458)	(31)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2025	(119)	(5)
					$138
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD26,570	$(1,994)	$(1,513)	$(482)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD37	$1	$1	$— (i)
Investments in affiliates (m)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)	$45,641	$122,689	$123,157	$(6)	$2	$45,169	$863

American Funds Insurance Series	236

American High-Income Trust (continued)
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(h)	9/26/2013	$4,331	$15,193	1.53%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)	6/23/2023-3/24/2025	3,077	3,174	0.32
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)	10/22/2024-3/24/2025	523	553	0.06
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	3,554	3,638	0.36
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	75	76	0.01
Ascent Resources, LLC, Class A (f)	11/15/2016	302	3,113	0.31
Total		$11,862	$25,747	2.59%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $639,255,000, which represented 64.25% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,300,000, which represented 3.95% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Step bond; coupon rate may change at a later date.
(h)	Security did not produce income during the last 12 months.
(i)	Amount less than one thousand.
(j)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,747,000, which represented 2.59% of the net assets of the fund.

(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(l)	Rate represents the seven-day yield at 6/30/2025.
(m)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

237	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 94.97%	Principal amount (000)	Value (000)
Mortgage-backed obligations 89.32%
Federal agency mortgage-backed obligations 88.12%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)(c)	28	28
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	97	91
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	126	109
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	221	183
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	278	230
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	71	63
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	150	133
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	82	73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	170	151
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	213	190
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	37	39
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	26	21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	15	15
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	22	21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	91	76
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	17	14
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	4
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	100	80
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	63	53
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	35	28
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	129	104
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	11	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	23	22
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,394	1,165
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)(c)	1,485	1,195
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	343	275
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	166	132
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	174	155
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	22	19
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	31	27
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	371	311
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	23	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	386	326
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	181	153
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	32	28
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	199	168
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	79	70
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	232	203
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	383	319

American Funds Insurance Series	238

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	USD41	$36
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	916	795
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	284	265
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	951	887
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	163	147
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	978	967
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	690	547
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	98	96
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	35	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	149	143
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	427	410
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	97	95
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,113	1,036
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	64	64
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	94	97
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	77	79
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	26	25
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	1,935	1,903
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	216	226
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	60	63
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	42	40
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	1,710	1,682
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	49	48
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	49	49
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	256	261
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	259	255
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	736	737
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	344	350
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	138	132
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	200	200
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	415	423
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	88	85
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	254	244
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (a)	279	280
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	841	842
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	41	42
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	13	13
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	298	311
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	78	78
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	447	463
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	214	222
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	206	197
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,472	1,473
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	149	149
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	139	139
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	38	40
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	129	132
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	17	18
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	271	275
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	239	245
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	21	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	279	290
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	554	565
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	169	172
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	131	134
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	115	117

239	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	USD60	$61
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	39	40
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	8	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	696	725
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	435	453
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	304	315
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	131	136
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	127	133
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	78	82
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	479	506
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	226	230
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	192	196
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	140	142
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	75	76
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	55	56
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	160	167
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	507	509
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	274	276
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	214	214
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	462	472
Fannie Mae Pool #DC3477 6.50% 9/1/2054 (a)	236	244
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	109	109
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	409	416
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	26	26
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	326	319
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	58	58
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	50	50
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	43	43
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	186	179
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	431	423
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	552	561
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	43	43
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	144	134
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	231	235
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	40	40
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	580	580
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	442	450
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	99	102
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	89	91
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	485	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	285	290
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (a)	2,075	2,145
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	298	292
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	409	416
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	153	150
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	183	183
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	27	28
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	115	103
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	124	111
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	43	37
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	42	40
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	719	637
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(d)(e)	184	179
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)(c)	— (b)	— (b)

American Funds Insurance Series	240

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	USD1	$1
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	459	461
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	143	133
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	41	38
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,460	1,210
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	275	246
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	77	66
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(e)	248	247
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	22	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	23	22
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	14	13
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	36	35
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	14	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	129	114
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	4
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	681	540
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	170	136
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	179	150
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	299	240
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	278	224
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	206	180
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	67	54
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	56	47
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	143	130
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)(c)	940	862
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	687	545
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,360	1,180
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	665	576
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,254	1,088
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	124	98
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	111	96
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	870	787
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	1,057	1,014
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	569	560
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	216	216
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	226	223
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	97	98
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	320	313
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	695	723
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	30	26
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	57	54
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	39	39
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	111	110
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	77	76
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	86	86
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)	124	119
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,080	1,061
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	50	51
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	275	276

241	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	USD57	$59
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	50	51
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	35	36
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	28	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	802	804
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	50	50
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	34	35
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(c)	2,560	2,607
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	926	943
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	112	115
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	422	429
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	316	322
Freddie Mac Pool #SD8371 5.00% 11/1/2053 (a)	1,009	991
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	242	238
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	70	73
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	431	432
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,626	1,659
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,283	1,309
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	51	53
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	10	11
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	50	51
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	64	64
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	13	13
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	101	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	55	58
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	62	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	25	26
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	436	454
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	64	67
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	664	692
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	216	225
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	49	51
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	16	17
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	230	234
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	200	204
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	180	185
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	72	74
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	64	65
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	32	33
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	198	205
Freddie Mac Pool #QI9547 6.50% 7/1/2054 (a)	96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	72	75
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	290	292
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	253	258
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	172	175
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	38	38
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,610	1,668
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	245	255
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	114	119
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	99	103
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	61	63
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	43	44
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	212	212
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	124	126
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	66	67

American Funds Insurance Series	242

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	USD64	$66
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	57	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	36	36
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	17	17
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	36	37
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	20	21
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	164	169
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	469	469
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	572	561
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	521	511
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	377	377
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	8	8
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	27	27
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	509	473
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	274	262
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	134	136
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	64	65
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	16	16
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	129	126
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	77	79
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	46	46
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	274	269
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,199	1,176
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	423	423
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	941	957
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(e)	79	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	79	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	152	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(e)	106	100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	81	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	26	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	630	546
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	188	183
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	289	260
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	293	268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	251	225
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	252	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (a)	301	272
Government National Mortgage Assn. 4.00% 7/1/2055 (a)(f)	355	330
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(f)	80	79
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(f)	273	273
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	557	544
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038 (a)	232	218
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039 (a)	47	45
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039 (a)	473	446
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	66
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040 (a)	73	69
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	154	154
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	77	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	77	69
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	180	166

243	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	USD38	$35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)(c)	775	735
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	83	68
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	34	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	74	60
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	317	265
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	76	63
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	495	416
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	311	263
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	67	57
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	162	137
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	133	112
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	42	36
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	50	44
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	218	185
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	59	52
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	153	144
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	239	230
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	79	73
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	108	104
Government National Mortgage Assn. Pool #AN1825 4.517% 6/20/2065 (a)	21	21
Government National Mortgage Assn. Pool #AO0461 4.559% 8/20/2065 (a)	6	6
Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065 (a)	23	23
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	93	92
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	204	149
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(f)	125	122
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(f)	5,044	4,183
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(f)	2,635	2,372
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(f)	326	303
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(f)	25	24
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(f)	4,621	4,700
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(f)	371	391
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(f)	1,180	935
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(f)	1,495	1,293
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(f)	690	641
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(f)	2,892	2,982
		104,103

Commercial mortgage-backed securities 0.74%
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) x.xx% 7/15/2042 (a)(d)(e)	200	201
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(d)(e)	100	101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(d)(e)	96	96
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)	379	391
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (a)(d)(e)	86	86
		875

Collateralized mortgage-backed obligations (privately originated) 0.46%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(d)(e)	136	130
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(d)(e)	56	50

American Funds Insurance Series	244

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(d)(e)	USD86	$87
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)	184	187
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)	94	95
		549
Total mortgage-backed obligations		105,527
U.S. Treasury bonds & notes 4.29%
U.S. Treasury 4.29%
U.S. Treasury 4.375% 7/31/2026	535	537
U.S. Treasury 3.50% 9/30/2026	465	463
U.S. Treasury 3.75% 6/30/2027	295	295
U.S. Treasury 4.25% 2/15/2028	460	466
U.S. Treasury 3.875% 3/15/2028	550	553
U.S. Treasury 4.125% 7/31/2028	450	455
U.S. Treasury 4.50% 5/31/2029	1,025	1,053
U.S. Treasury 4.00% 2/28/2030	330	333
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 1.875% 2/15/2041 (c)	240	165
U.S. Treasury 3.25% 5/15/2042	106	88
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	336
Total U.S. Treasury bonds & notes		5,070
Asset-backed obligations 1.36%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	12	12
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	5	5
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	6	6
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	90	89
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	54	54
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	13	13
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)	3	3
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	257	265
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	17	17
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	12	12
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	45	45
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	66	60
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	85	77
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	101	96
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(d)(e)	84	83
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	100	94
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	13	13
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	5	5
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	2	2
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	3	3
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	100	102
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	484	487
		1,603
Total bonds, notes & other debt instruments (cost: $112,487,000)		112,200

245	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities 17.02%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 11.82%
ADP Tax Services, Inc. 7/1/2025 (d)	4.330%	USD1,400	$1,400
ADP Tax Services, Inc. 7/2/2025 (d)	4.340	1,500	1,500
Apple, Inc. 8/13/2025 (d)	4.300	2,400	2,387
CAFCO, LLC 8/19/2025 (d)	4.350	1,200	1,193
Chevron Corp. 7/22/2025 (d)	4.310	1,000	997
Chevron Corp. 9/12/2025 (d)	4.320	1,500	1,487
Johnson & Johnson 7/3/2025 (d)	4.260	1,000	1,000
Novartis Finance Corp. 7/7/2025 (d)	4.320	500	500
Paccar Financial Corp. 7/10/2025	4.360	1,500	1,498
Prudential Funding, LLC 7/2/2025	4.340	2,000	1,999
			13,961

Federal agency bills & notes 5.20%
Federal Farm Credit Banks 8/21/2025	4.220	1,600	1,590
Federal Farm Credit Banks 11/14/2025	4.140	900	886
Federal Home Loan Bank 9/3/2025	4.230	2,200	2,184
Federal Home Loan Bank 9/17/2025	4.230	1,500	1,486
Total short-term securities (cost: $20,108,000)			20,107
Options purchased (equity style) 0.00%
Options purchased (equity style)*			5
Total options purchased (equity style) (cost: $19,000)			5
Total investment securities 111.99% (cost: $132,614,000)			132,312
Other assets less liabilities (11.99)%			(14,171)
Net assets 100.00%			$118,141
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	18	9/12/2025	USD97.00	USD4,500	$1
3 Month SOFR Futures Options	47	9/12/2025	98.00	11,750	1
					$2
Put
3 Month SOFR Futures Options	120	12/12/2025	USD95.69	30,000	$3
					$5

American Funds Insurance Series	246

American Funds Mortgage Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	62	9/17/2025	USD14,828	$(2)
2 Year U.S. Treasury Note Futures	Long	212	10/3/2025	44,101	169
5 Year U.S. Treasury Note Futures	Long	191	10/3/2025	20,819	229
10 Year U.S. Treasury Note Futures	Long	45	9/30/2025	5,046	98
10 Year Ultra U.S. Treasury Note Futures	Long	17	9/30/2025	1,943	44
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	63
30 Year Ultra U.S. Treasury Bond Futures	Short	5	9/30/2025	(596)	(22)
					$579
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$— (b)	$—	$— (b)
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	101	—	101
						$100	$—	$100

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $841,000, which represented 0.71% of the net assets of the fund.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,564,000, which represented 11.48% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

247	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2025unaudited

Short-term securities 101.39%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 72.15%
ADP Tax Services, Inc. 7/02/2025 (a)	0.027%	USD3,000	$2,999
Alphabet,Inc. 9/23/2025 (a)	0.924	12,000	11,878
Apple, Inc. 8/04/2025 (a)	0.495	5,000	4,979
Apple, Inc. 9/15/2025 (a)	0.963	7,000	6,936
Chariot Funding, LLC 9/04/2025 (a)	0.969	5,000	4,960
Chariot Funding, LLC 9/15/2025 (a)	0.964	3,500	3,467
Chevron Corp. 7/22/2025 (a)	1.025	3,300	3,291
Cisco Systems, Inc. 7/10/2025 (a)	0.213	7,000	6,992
Cisco Systems, Inc. 8/01/2025 (a)	1.001	5,000	4,981
DBS Bank, Ltd. 8/18/2025 (a)	0.583	12,000	11,929
Honeywell International, Inc. 7/01/2025 (a)	1.976	10,000	9,999
Johnson & Johnson 7/03/2025 (a)	0.850	7,000	6,997
Johnson & Johnson 8/13/2025 (a)	0.964	5,000	4,974
Komatsu Finance America, Inc. 9/11/2025 (a)	0.802	1,600	1,586
Linde, Inc. 7/01/2025	0.576	5,500	5,499
Linde, Inc. 8/27/2025	0.678	7,000	6,952
LVMH Moet Hennessy Louis Vuitton, Inc. 10/01/2025 (a)	0.961	8,900	8,800
Nestle Finance International, Ltd. 7/30/2025 (a)	0.671	11,600	11,558
Novartis Finance Corp. 7/21/2025 (a)	0.297	10,000	9,975
Novartis Finance Corp. 7/22/2025 (a)	0.423	1,400	1,396
NRW.Bank 8/15/2025 (a)	1.141	12,000	11,934
OMERS Finance Trust 7/22/2025	1.031	7,000	6,981
Procter & Gamble Co. 9/22/2025 (a)	1.050	2,200	2,178
Procter & Gamble Co. 9/24/2025 (a)	1.064	10,000	9,898
Prudential Funding, LLC 7/02/2025	0.385	12,000	11,997
Roche Holdings, Inc. 9/03/2025 (a)	0.756	10,000	9,922
Sanofi 8/28/2025 (a)	0.983	6,000	5,957
Sanofi 9/17/2025 (a)	0.924	5,000	4,953
Siemens Capital Co., LLC 7/01/2025 (a)	0.399	10,000	9,999
Sumitomo Mitsui Trust Bank, Ltd. 7/18/2025 (a)	1.101	7,000	6,985
Victory Receivables Corp. 7/11/2025 (a)	1.041	10,000	9,987
Wal-Mart Stores, Inc. 7/07/2025 (a)	0.566	7,000	6,994
Wal-Mart Stores, Inc. 7/14/2025 (a)	0.303	6,000	5,990
			233,923
Bonds & notes of governments & government agencies outside the U.S. 20.81%
Alberta (Province of) 7/02/2025 (a)	0.319	4,800	4,799
Alberta (Province of) 7/21/2025 (a)	0.455	3,400	3,391
Alberta (Province of) 8/20/2025 (a)	0.620	3,400	3,379
European Investment Bank 7/17/2025	0.816	11,500	11,477
KfW 9/03/2025 (a)	1.724	7,000	6,946
KfW 9/17/2025 (a)	0.871	6,000	5,944
Ontario (Province of) 7/18/2025	0.269	4,100	4,091
Ontario (Province of) 7/21/2025	0.616	2,500	2,494
Ontario (Province of) 9/16/2025	0.906	5,000	4,953
Quebec (Province of) 7/09/2025 (a)	0.341	6,000	5,993
Quebec (Province of) 7/31/2025 (a)	0.499	4,100	4,085
Swedish Export Credit Corp. 9/10/2025	0.943	10,000	9,913
			67,465
Federal agency bills & notes 8.43%
Federal Farm Credit Banks 8/11/2025	0.563	3,400	3,384
Federal Farm Credit Banks 8/21/2025	0.662	2,400	2,386
Federal Home Loan Bank 7/09/2025	0.801	4,600	4,596
Federal Home Loan Bank 8/11/2025	0.512	1,800	1,791

American Funds Insurance Series	248

Ultra-Short Bond Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/22/2025	1.426%	USD6,400	$6,361
Federal Home Loan Bank 8/27/2025	0.913	3,900	3,874
Federal Home Loan Bank 9/17/2025	0.852	5,000	4,954
			27,346
Total short-term securities (cost: $328,764,000)			328,734
Total investment securities 101.39% (cost: $328,764,000)			328,734
Other assets less liabilities (1.39)%			(4,504)
Net assets 100.00%			$324,230

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,031,000, which represented 73.11% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

249	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 87.01%	Principal amount (000)	Value (000)
Mortgage-backed obligations 46.44%
Federal agency mortgage-backed obligations 46.44%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD4	$4
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	8	8
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	459	455
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,022	1,011
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	775	724
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	324	303
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	3
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	10	10
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	12	12
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	18	18
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	24,153	20,849
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	257	261
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	135	137
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	28	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	121	123
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	19	19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	68	69
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	7	8
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	29	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	1,070	1,107
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	52	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,526	3,276
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	45	41
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	6	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	105	100
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,531	2,334
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	33	30
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	62	58
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	87	83
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	24	23
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	909	846
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	337	312
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	89	82
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	458	424
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	248	229
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,904	2,577
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	744	628
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	25	22
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	468	391
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	159	134
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,592	1,339
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	194	155
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,362	1,080

American Funds Insurance Series	250

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD68	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	911	736
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	580	460
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	351	294
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	6	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,374	1,089
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,462	3,942
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,325	1,108
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	156	132
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	502	416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,259	1,045
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	579	485
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	375	311
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	41	33
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	1,041	875
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	666	589
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	481	381
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,951	1,709
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	1,000	866
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	399	316
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	381	317
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	168	141
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,076	2,710
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	5,245	4,157
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	414	386
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,271	2,599
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,164	5,947
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	173	150
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	573	534
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	101	80
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,587	2,412
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	53	53
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	47	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	211	167
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,265	2,045
Fannie Mae Pool #BW7327 4.50% 8/1/2052 (a)	2,765	2,652
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	311	308
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	48	47
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	1,239	1,155
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	649	622
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,362	8,240
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,297	2,616
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	922	886
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	839	806
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	8,256	8,137
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,769	4,693
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	596	598
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	542	544
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	83	83
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	209	218
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	51	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	52	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,569	2,464
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,867	1,914
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,383	1,287
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	710	732
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	797	812

251	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	USD588	$602
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	225	210
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	2,105	2,110
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	354	369
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	939	875
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	313	314
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,798	1,834
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	1,304	1,215
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	72	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,867	2,872
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,855	2,905
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,904	1,940
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,771	1,810
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,406	1,433
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,338	1,370
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	800	745
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	46	43
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	1,114	1,068
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	358	343
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,764	9,782
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,681	1,713
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	279	284
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	62	57
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	441	423
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	201	201
Fannie Mae Pool #CB7216 4.00% 9/1/2053 (a)	27	25
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	2,630	2,450
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	21,627	21,663
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	512	521
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	689	716
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	223	230
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	978	910
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	518	519
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	145	146
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	12,089	12,533
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	3,439	3,556
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,954	1,819
Fannie Mae Pool #MA5283 4.00% 2/1/2054 (a)	907	845
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	479	479
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	955	956
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	401	401
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	2,758	2,567
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,253	1,262
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	634	650
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,272	1,328
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,594	5,598
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,910	1,990
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,074	3,145
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	817	831
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	4,370	4,541
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	7,511	7,653
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,833	3,934
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,011	1,029
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	177	180
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	6,817	7,099
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,007	2,087
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,133	1,180
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	271	286
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	233	239

American Funds Insurance Series	252

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	USD215	$219
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	124	126
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	115	117
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	108	110
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,989	2,004
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,464	1,492
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	133	124
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	209	209
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	24	24
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	398	406
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	815	800
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	37	38
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,850	1,882
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,073	1,094
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	28	28
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	4,000	4,134
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,938	7,942
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	145	147
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	2,158	2,194
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	3,226	3,280
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,149	991
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	349	334
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	441	391
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	51	51
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (a)	947	881
Fannie Mae Pool #MB0299 4.00% 2/1/2055 (a)	899	836
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(c)(d)	990	963
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #1H1354 7.081% 11/1/2036 (a)(d)	30	31
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,130	1,056
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	234	237
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	482	489
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	630	542
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	9,080	8,052
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	22	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	112	108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	165	155
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(d)	210	209
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	42	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	59	54
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,793	5,472
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	43	40
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	41	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	34	31
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	28	25
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	20	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	19	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	1,083	1,028
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	59	55
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	47	45
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	23	21
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	13	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	91	86
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,429	5,141

253	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	USD165	$161
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	78	76
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	56	54
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	17	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	128	118
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	38	35
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	310	286
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	159	147
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	26	22
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,374	1,089
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,177	939
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,791	1,500
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	32	25
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	53	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	2,041	1,641
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	922	730
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	134	119
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	8,362	7,024
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	536	425
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	413	329
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	440	370
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	1,340	1,062
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	272	229
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	128	113
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	1,286	1,019
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	298	236
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	10,995	10,081
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	149	135
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	338	268
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	348	324
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(d)	424	389
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,787	6,755
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,221	2,793
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	139	129
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	182	174
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	787	776
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	46	46
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	39	38
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	834	800
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	210	201
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	122	117
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	9,439	9,298
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	1,376	1,283
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,197	3,066
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	3,089	2,962
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	82	78
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	999	976
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	957	920
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,908	1,915
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	4,227	4,396
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14	13
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (a)	760	708
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	764	711
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	861	863
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	804	819
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	434	443
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	83	80
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	768	769
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	502	503
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,733	3,803

American Funds Insurance Series	254

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	USD1,731	$1,765
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	257	268
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,455	1,458
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	14,538	14,809
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,775	3,843
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,904	1,938
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	803	818
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	403	413
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	348	356
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	247	253
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	194	200
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,992	2,073
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,727	1,797
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,668	1,743
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,623	1,695
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,143	1,196
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	874	912
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	550	570
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	482	510
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	16,933	16,977
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	617	618
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	18,216	18,553
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	19,987	20,355
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	725	726
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	39,176	39,944
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	2,110	2,150
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	87	90
Freddie Mac Pool #SD8366 5.00% 10/1/2053 (a)	3,281	3,228
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,713	4,800
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	711	681
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,169	3,177
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	10,396	10,814
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)	576	608
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,962	1,964
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	381	395
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	159	148
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	944	945
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	4,108	4,205
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	209	213
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	502	503
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)	515	480
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	576	580
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	100	101
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	494	506
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	481	482
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	77	79
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,443	2,544
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,230	1,282
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,851	12,146
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,802	2,926
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	1,068	1,112
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	651	680
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,348	8,505
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	3,103	3,161
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	246	252
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	6,989	7,236
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,177	4,207
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	1,001	1,002
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	3,261	3,323

255	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	USD1,501	$1,530
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	150	154
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	91	92
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,944	4,108
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	679	679
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	504	513
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	272	279
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	257	264
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	238	244
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	5,032	5,240
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,840	1,902
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4	4
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	46	48
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	408	408
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,846	3,917
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,569	1,610
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,098	1,124
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	484	492
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	82	83
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	12,305	12,716
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	450	458
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	118	120
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	667	654
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(d)	3,500	3,289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	721	618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	291	257
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,587	3,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,203	3,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	786	672
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,102	994
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	347	334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,476	3,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	416	400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,558	1,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	612	546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	328	294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,346	1,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	13,783	13,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,488	3,313
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	997	918
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	383
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,393	3,264
Government National Mortgage Assn. 3.50% 7/1/2055 (a)(e)	30	27
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(e)	5	5
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)	1,905	1,908
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	59	62
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	121	128
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	26	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	133	135
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	67
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,745	1,792
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	625	629
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	427	415
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	15	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	768	626

American Funds Insurance Series	256

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	USD673	$548
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,506	3,773
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,955	1,663
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	622	520
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,517	2,957
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	82	69
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	3,014	2,549
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,549	1,312
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	943	797
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	739	619
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	236	209
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	871	741
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	185	164
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,113	1,929
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	655	598
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,991	3,641
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	307	288
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	419	392
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	53	52
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,289	4,126
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,759	2,651
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,153	1,108
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,418	4,114
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	5,868	5,460
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,402	1,343
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)	4,240	3,946
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	436	405
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	424	310
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(e)	1,115	1,019
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(e)	920	900
Uniform Mortgage-Backed Security 5.00% 7/1/2040 (a)(e)	780	786
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)	8,642	7,167
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)	25,486	22,949
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)	1,272	1,183
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)	432	413
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(e)	437	429
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)	3,295	3,349
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)	12,685	13,356
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(e)	6,583	5,215
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(e)	10,488	9,074
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(e)	2,690	2,501
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(e)	50,461	52,030
Total mortgage-backed obligations		844,043
U.S. Treasury bonds & notes 37.75%
U.S. Treasury 33.19%
U.S. Treasury 3.125% 8/15/2025	390	389
U.S. Treasury 3.00% 10/31/2025	1,395	1,390
U.S. Treasury 4.25% 12/31/2025	17,685	17,687
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,402
U.S. Treasury 4.625% 3/15/2026	11,050	11,090
U.S. Treasury 4.50% 3/31/2026	1,435	1,439
U.S. Treasury 4.875% 4/30/2026	35,525	35,754
U.S. Treasury 0.875% 6/30/2026	2,065	2,002
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,902
U.S. Treasury 4.625% 9/15/2026	10,209	10,293

257	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 9/30/2026	USD11,100	$11,044
U.S. Treasury 3.875% 3/31/2027	23,000	23,039
U.S. Treasury 4.50% 4/15/2027	30,000	30,375
U.S. Treasury 0.50% 4/30/2027	1,250	1,179
U.S. Treasury 2.625% 5/31/2027	2,290	2,243
U.S. Treasury 3.75% 6/30/2027	33,220	33,242
U.S. Treasury 3.75% 8/15/2027	5,043	5,046
U.S. Treasury 4.25% 2/15/2028	48,655	49,313
U.S. Treasury 3.625% 5/31/2028	14,850	14,819
U.S. Treasury 1.25% 6/30/2028	3,325	3,096
U.S. Treasury 4.00% 6/30/2028	6,907	6,966
U.S. Treasury 1.00% 7/31/2028	970	894
U.S. Treasury 4.125% 7/31/2028	17,685	17,898
U.S. Treasury 2.625% 2/15/2029	3,270	3,149
U.S. Treasury 4.50% 5/31/2029	825	848
U.S. Treasury 2.625% 7/31/2029	9,309	8,917
U.S. Treasury 4.00% 7/31/2029	15,070	15,212
U.S. Treasury 4.125% 10/31/2029	4,800	4,869
U.S. Treasury 4.125% 11/30/2029	10,200	10,350
U.S. Treasury 4.375% 12/31/2029	23,475	24,057
U.S. Treasury 4.00% 2/28/2030	11,270	11,380
U.S. Treasury 4.00% 3/31/2030	15,000	15,140
U.S. Treasury 3.75% 6/30/2030	17,030	16,986
U.S. Treasury 4.625% 9/30/2030	1,290	1,338
U.S. Treasury 4.875% 10/31/2030	625	656
U.S. Treasury 4.25% 6/30/2031	9,625	9,801
U.S. Treasury 4.125% 11/30/2031	3,240	3,272
U.S. Treasury 4.125% 2/29/2032	9,305	9,390
U.S. Treasury 4.125% 3/31/2032	3,000	3,026
U.S. Treasury 2.75% 8/15/2032	8,095	7,467
U.S. Treasury 3.875% 8/15/2033	3,180	3,133
U.S. Treasury 4.375% 5/15/2034	1,687	1,714
U.S. Treasury 3.875% 8/15/2034	1,970	1,924
U.S. Treasury 4.25% 11/15/2034	1,790	1,796
U.S. Treasury 4.625% 2/15/2035	5,000	5,159
U.S. Treasury 4.50% 8/15/2039 (f)	13,655	13,601
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury 1.375% 11/15/2040	1,945	1,239
U.S. Treasury 3.875% 5/15/2043	820	732
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,654
U.S. Treasury 4.125% 8/15/2044 (f)	11,760	10,773
U.S. Treasury 2.50% 2/15/2045	4,850	3,415
U.S. Treasury 5.00% 5/15/2045	7,855	8,068
U.S. Treasury 2.50% 2/15/2046	3,900	2,703
U.S. Treasury 2.50% 5/15/2046	1,585	1,095
U.S. Treasury 2.875% 11/15/2046	2,700	1,988
U.S. Treasury 3.00% 8/15/2048	750	554
U.S. Treasury 2.375% 11/15/2049	1,435	923
U.S. Treasury 1.25% 5/15/2050	14,825	7,122
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050 (f)	26,165	13,785
U.S. Treasury 1.875% 2/15/2051	5,892	3,310
U.S. Treasury 2.375% 5/15/2051	6,280	3,985
U.S. Treasury 2.00% 8/15/2051	5,226	3,012
U.S. Treasury 1.875% 11/15/2051	3,164	1,760
U.S. Treasury 3.00% 8/15/2052	895	646
U.S. Treasury 4.00% 11/15/2052	1,849	1,618
U.S. Treasury 4.75% 11/15/2053	205	203
U.S. Treasury 4.25% 2/15/2054 (f)	11,130	10,157

American Funds Insurance Series	258

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,448
U.S. Treasury 4.25% 8/15/2054	3,825	3,493
U.S. Treasury 4.625% 2/15/2055	7,370	7,174
U.S. Treasury, interest only, 0% 11/15/2040 (f)	1,110	526
		603,291

U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (g)	2,398	2,398
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	9,477	9,371
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	2,916	2,856
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	36,770	37,226
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)	1,077	991
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	3,349	3,036
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	7,268	7,277
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)	139	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (f)(g)	1,483	1,152
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)	1,730	1,286
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)	319	231
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	363	211
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	142	77
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	802	636
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)	3,736	3,421
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)	12,921	12,496
		82,801
Total U.S. Treasury bonds & notes		686,092
Federal agency bonds & notes 2.82%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	91	90
Fannie Mae 7.125% 1/15/2030	2,000	2,273
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,416
Federal Home Loan Bank 5.50% 7/15/2036	300	327
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,794
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,930
Tennessee Valley Authority 4.875% 5/15/2035	2,445	2,502
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,809
Tennessee Valley Authority 5.88% 4/1/2036	875	969
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	218
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	695	666
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	897	911
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,217
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,060
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	3,006
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,971
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,733
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,327	2,187
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	1,639	1,528
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	330	304
		51,206
Total bonds, notes & other debt instruments (cost: $1,613,297,000)		1,581,341

259	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Short-term securities 16.90%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 13.73%
ADP Tax Services, Inc. 7/1/2025 (c)	4.330%	USD1,757	$1,757
ADP Tax Services, Inc. 7/2/2025 (c)	4.340	5,500	5,499
Alphabet,Inc. 9/23/2025 (c)	4.340	20,000	19,796
Apple, Inc. 8/4/2025 (c)	4.300	11,900	11,850
Apple, Inc. 8/13/2025 (c)	4.300	22,500	22,382
CAFCO, LLC 8/19/2025 (c)	4.350	15,300	15,207
Chariot Funding, LLC 8/25/2025 (c)	4.370	10,000	9,931
Chariot Funding, LLC 9/4/2025 (c)	4.370	7,000	6,943
Chariot Funding, LLC 9/15/2025 (c)	4.370	500	495
Cisco Systems, Inc. 8/1/2025 (c)	4.270	10,000	9,962
Cisco Systems, Inc. 8/5/2025 (c)	4.270	10,000	9,957
Coca-Cola Co. 7/17/2025 (c)	4.310	5,000	4,990
Eli Lilly and Co. 7/25/2025 (c)	4.330	8,700	8,674
Johnson & Johnson 7/3/2025 (c)	4.260	22,000	21,992
Komatsu Finance America, Inc. 9/11/2025 (c)	4.330	17,400	17,247
Linde, Inc. 8/27/2025	4.300	5,000	4,966
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (c)	4.310	5,000	4,944
Novartis Finance Corp. 7/7/2025 (c)	4.320	3,600	3,597
Paccar Financial Corp. 7/10/2025	4.360	8,400	8,390
Paccar Financial Corp. 7/24/2025	4.340	8,150	8,126
Prudential Funding, LLC 7/2/2025	4.340	16,000	15,996
Wal-Mart Stores, Inc. 7/7/2025 (c)	4.323	16,800	16,786
Wal-Mart Stores, Inc. 7/14/2025 (c)	4.310	10,000	9,983
Wal-Mart Stores, Inc. 7/21/2025 (c)	4.310	10,000	9,975
			249,445

Bonds & notes of governments & government agencies outside the U.S. 0.27%
Ontario (Province of) 7/18/2025	4.360	5,000	4,989

U.S. Treasury bills 0.15%
U.S. Treasury 7/1/2025	4.100	2,700	2,700

Federal agency bills & notes 2.75%
Federal Farm Credit Banks 8/7/2025	4.230	7,100	7,069
Federal Farm Credit Banks 8/27/2025	4.220	5,000	4,967
Federal Home Loan Bank 7/9/2025	4.210	8,900	8,892
Federal Home Loan Bank 7/11/2025	4.218	6,000	5,993
Federal Home Loan Bank 7/25/2025	4.204	7,500	7,480
Federal Home Loan Bank 8/27/2025	4.225	10,600	10,529
Federal Home Loan Bank 9/17/2025	4.230	5,000	4,955
Total short-term securities (cost: $307,049,000)			307,019

American Funds Insurance Series	260

U.S. Government Securities Fund (continued)
Options purchased (equity style) 0.01%	Value (000)
Options purchased (equity style)*	$206
Total options purchased (equity style) (cost: $626,000)	206
Total investment securities 103.92% (cost: $1,920,972,000)	1,888,566
Other assets less liabilities (3.92)%	(71,188)
Net assets 100.00%	$1,817,378
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	607	9/12/2025	USD97.00	USD151,750	$23
3 Month SOFR Futures Options	1,551	9/12/2025	98.00	387,750	29
3 Month SOFR Futures Options	106	12/12/2025	96.50	26,500	42
3 Month SOFR Futures Options	106	12/12/2025	97.00	26,500	19
3 Month SOFR Futures Options	105	12/12/2025	97.50	26,250	11
3 Month SOFR Futures Options	20	12/12/2025	98.00	5,000	1
					$125
Put
10 Year U.S. Treasury Note Futures Options	70	7/3/2025	USD111.25	7,000	$3
3 Month SOFR Futures Options	3,128	12/12/2025	95.69	782,000	78
					$81
					$206
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	111	9/2/2025	USD44,274	$(2)
3 Month SOFR Futures	Long	2,584	9/17/2025	617,996	(302)
3 Month SOFR Futures	Long	139	3/18/2026	33,475	56
3 Month SOFR Futures	Long	3	6/17/2026	724	(3)
2 Year U.S. Treasury Note Futures	Long	3,136	10/3/2025	652,362	2,220
5 Year U.S. Treasury Note Futures	Long	4,330	10/3/2025	471,970	5,219
10 Year U.S. Treasury Note Futures	Long	866	9/30/2025	97,100	1,787
10 Year Ultra U.S. Treasury Note Futures	Short	99	9/30/2025	(11,312)	(97)
20 Year U.S. Treasury Bond Futures	Long	146	9/30/2025	16,858	591
30 Year Ultra U.S. Treasury Bond Futures	Long	10	9/30/2025	1,191	10
					$9,479

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	$7	$—	$7
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	(11)	—	(11)
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	— (b)	—	— (b)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— (b)	—	— (b)
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	(2)	—	(2)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	8	—	8
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	4	—	4
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	3	—	3
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	2	—	2
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	2	—	2
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	82	—	82
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	82	—	82
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	195	—	195
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	97	—	97
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	220	—	220
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	191	—	191
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	278	—	278
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(16)	—	(16)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(9)	—	(9)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(13)	—	(13)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(15)	—	(15)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(509)	—	(509)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	67	—	67
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	33	—	33
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	429	—	429
SOFR	Annual	3.62%	Annual	6/30/2027	USD7,849	(31)	—	(31)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	8	—	8
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	13	—	13
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	172	—	172
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	6,039	—	6,039
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(28)	—	(28)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(17)	—	(17)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(9)	—	(9)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(9)	—	(9)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(34)	—	(34)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(15)	—	(15)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(19)	—	(19)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(28)	—	(28)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(23)	—	(23)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(19)	—	(19)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(141)	—	(141)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,074	—	2,074
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(13)	—	(13)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(34)	—	(34)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	35	—	35

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	$5	$—	$5
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	925	—	925
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,141)	—	(1,141)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(261)	—	(261)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(260)	—	(260)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	(25)	—	(25)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	524	—	524
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	98	—	98
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	93	—	93
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	218	—	218
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	216	—	216
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	130	—	130
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	121	—	121
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	115	—	115
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	112	—	112
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	114	—	114
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	135	—	135
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	239	—	239
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	129	—	129
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	111	—	111
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	131	—	131
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	87	—	87
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	64	—	64
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	18	—	18
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	323	—	323
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	325	—	325
						$11,516	$—	$11,516

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $212,930,000, which represented 11.72% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,617,000, which represented 0.80% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

263	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,422,976	$441,872
Total growth funds (cost: $324,437,000)		441,872
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,428,526	52,005
Total fixed income funds (cost: $51,791,000)		52,005
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	23,813,652	23,814
Total short-term securities (cost: $23,814,000)		23,814
Options purchased (equity style) 0.63%
Options purchased (equity style)*		3,271
Total options purchased (cost: $3,943,000)		3,271
Total investment securities 100.20% (cost: $403,985,000)		520,962
Other assets less liabilities (0.20)%		(1,017)
Net assets 100.00%		$519,945
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	10	USD6,205	USD4,225.00	12/19/2025	$21
S&P 500 Index	450	279,223	4,250.00	12/19/2025	958
S&P 500 Index	30	18,615	4,300.00	12/19/2025	67
S&P 500 Index	45	27,922	4,325.00	12/19/2025	103
S&P 500 Index	50	31,025	4,350.00	12/19/2025	117
S&P 500 Index	20	12,410	4,375.00	12/19/2025	48
S&P 500 Index	90	55,844	4,250.00	3/20/2026	334
S&P 500 Index	415	257,505	4,275.00	3/20/2026	1,623
					$3,271
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
British Pound Currency Futures	Short	1	9/15/2025	USD(86)	$(2)
Euro Currency Futures	Short	1	9/15/2025	(148)	(4)
S&P 500 E-mini Index Futures	Long	92	9/19/2025	28,767	66
					$60

American Funds Insurance Series	264

Managed Risk Growth Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$110,570	$123,574	$45,855	$(36,541)	$441,872	$852	$34,295
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	30,401	32,858	4	1,672	52,005	457	—
Total 94.99%				$45,859	$(34,869)	$493,877	$1,309	$34,295

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

265	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.91%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,843,208	$96,864
Total growth funds (cost: $76,504,000)		96,864
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,005	11,400
Total fixed income funds (cost: $11,262,000)		11,400
Short-term securities 4.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	4,707,948	4,708
Total short-term securities (cost: $4,708,000)		4,708
Options purchased (equity style) 0.42%
Options purchased (equity style)*		481
Total options purchased (cost: $718,000)		481
Total investment securities 99.45% (cost: $93,192,000)		113,453
Other assets less liabilities 0.55%		628
Net assets 100.00%		$114,081
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
iShares MSCI EAFE ETF	3,900	USD34,862	USD64.00	9/19/2025	$45
iShares MSCI EAFE ETF	120	1,073	65.00	9/19/2025	3
iShares MSCI EAFE ETF	150	1,341	69.00	9/19/2025	6
iShares MSCI EAFE ETF	1,500	13,408	65.00	12/19/2025	46
iShares MSCI EAFE ETF	750	6,704	75.00	12/19/2025	62
iShares MSCI EAFE ETF	350	3,128	76.00	12/19/2025	35
iShares MSCI EAFE ETF	250	2,235	65.00	3/20/2026	13
iShares MSCI EAFE ETF	3,300	29,499	70.00	3/20/2026	271
					$481
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
MSCI EAFE Index Futures	Short	8	9/19/2025	USD(1,073)	$(24)
S&P 500 E-mini Index Futures	Short	5	9/19/2025	(1,563)	(55)
Mini MSCI Emerging Market Index Futures	Short	45	9/19/2025	(2,775)	(47)
					$(126)

American Funds Insurance Series	266

Managed Risk International Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.91%
American Funds Insurance Series – International Fund, Class 1	$96,701	$9,227	$20,142	$2,798	$8,280	$96,864	$62	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	3,743	4,220	(30)	435	11,400	101	—
Total 94.90%				$2,768	$8,715	$108,264	$163	$—

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

267	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	15,813,911	$270,418
Total growth-and-income funds (cost: $211,011,000)		270,418
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,179,864	31,735
Total fixed income funds (cost: $31,329,000)		31,735
Short-term securities 4.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	14,661,495	14,661
Total short-term securities (cost: $14,661,000)		14,661
Options purchased (equity style) 0.38%
Options purchased (equity style)*		1,203
Total options purchased (cost: $1,977,000)		1,203
Total investment securities 99.99% (cost: $258,978,000)		318,017
Other assets less liabilities 0.01%		47
Net assets 100.00%		$318,064
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	250	USD155,124	USD4,500.00	9/19/2025	$215
S&P 500 Index	25	15,512	4,225.00	12/19/2025	52
S&P 500 Index	50	31,025	4,250.00	12/19/2025	107
S&P 500 Index	40	24,820	4,300.00	12/19/2025	89
S&P 500 Index	40	24,820	4,325.00	12/19/2025	91
S&P 500 Index	10	6,205	4,350.00	12/19/2025	23
S&P 500 Index	35	21,717	4,375.00	12/19/2025	84
S&P 500 Index	15	9,307	4,175.00	3/20/2026	53
S&P 500 Index	125	77,562	4,275.00	3/20/2026	489
					$1,203
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	38	9/19/2025	USD11,882	$298

American Funds Insurance Series	268

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.02%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$42,783	$50,322	$10,456	$(5,605)	$270,418	$933	$17,905
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	9,695	11,805	(345)	1,666	31,735	257	—
Total 95.00%				$10,111	$(3,939)	$302,153	$1,190	$17,905

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

269	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 79.76%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,136,375	$1,693,310
Total growth-and-income funds (cost: $1,467,670,000)		1,693,310
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,142,813	317,508
Total fixed income funds (cost: $314,557,000)		317,508
Short-term securities 4.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	99,642,239	99,642
Total short-term securities (cost: $99,642,000)		99,642
Options purchased (equity style) 0.69%
Options purchased (equity style)*		14,515
Total options purchased (cost: $22,680,000)		14,515
Total investment securities 100.10% (cost: $1,904,549,000)		2,124,975
Other assets less liabilities (0.10)%		(2,020)
Net assets 100.00%		$2,122,955
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	40	USD24,820	USD4,225.00	9/19/2025	$26
S&P 500 Index	80	49,640	4,300.00	9/19/2025	56
S&P 500 Index	70	43,435	4,450.00	9/19/2025	58
S&P 500 Index	2,200	1,365,089	4,500.00	9/19/2025	1,888
S&P 500 Index	120	74,459	4,125.00	12/19/2025	226
S&P 500 Index	150	93,074	4,225.00	12/19/2025	311
S&P 500 Index	1,285	797,336	4,250.00	12/19/2025	2,737
S&P 500 Index	500	310,247	4,300.00	12/19/2025	1,118
S&P 500 Index	120	74,459	4,325.00	12/19/2025	274
S&P 500 Index	160	99,279	4,375.00	12/19/2025	386
S&P 500 Index	80	49,640	4,175.00	3/20/2026	280
S&P 500 Index	1,830	1,135,506	4,275.00	3/20/2026	7,155
					$14,515

American Funds Insurance Series	270

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	460	9/19/2025	USD143,836	$3,205
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$409,049	$302,039	$54,771	$(205,377)	$1,693,310	$4,029	$278,792
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	82,741	102,164	(557)	11,805	317,508	2,800	—
Total 94.72%				$54,214	$(193,572)	$2,010,818	$6,829	$278,792

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

271	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Asset allocation funds 95.10%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	71,278,050	$1,858,219
Total asset allocation funds (cost: $1,681,795,000)		1,858,219
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	94,150,915	94,151
Total short-term securities (cost: $94,151,000)		94,151
Options purchased (equity style) 0.15%
Options purchased (equity style)*		2,833
Total options purchased (cost: $3,627,000)		2,833
Total investment securities 100.07% (cost: $1,779,573,000)		1,955,203
Other assets less liabilities (0.07)%		(1,334)
Net assets 100.00%		$1,953,869
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	20	USD12,410	USD4,300.00	9/19/2025	$14
S&P 500 Index	20	12,410	4,500.00	9/19/2025	17
S&P 500 Index	30	18,615	4,125.00	12/19/2025	57
S&P 500 Index	35	21,717	4,225.00	12/19/2025	72
S&P 500 Index	405	251,300	4,250.00	12/19/2025	863
S&P 500 Index	105	65,152	4,300.00	12/19/2025	235
S&P 500 Index	30	18,615	4,350.00	12/19/2025	70
S&P 500 Index	385	238,891	4,275.00	3/20/2026	1,505
					$2,833
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	81	9/19/2025	USD25,328	$638

American Funds Insurance Series	272

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.10%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$243,681	$317,008	$(5,123)	$13,191	$1,858,219	$8,184	$127,660

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,417,403	$2,956,588	$50,144,089	$6,929,119	$3,605,243
Affiliated issuers	237,566	156,122	1,443,384	330,868	147,681
Cash	177	303	335	608	293
Cash collateral received for securities on loan	—	2,182	14,037	—	478
Cash collateral pledged for futures contracts	—	—	—	—	150
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	510	608	1,254	5,444	1,308
Unrealized appreciation on open forward currency contracts	—	—	—	—	90
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	2,449	—	23,471	4,758
Sales of fund’s shares	4,270	814	35,214	2,867	4,264
Dividends and interest	11,835	4,669	17,251	16,811	9,797
Variation margin on futures contracts	—	—	—	—	22
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	3	33	36	5	3
Other	424	197	97	810	300
	8,672,188	3,123,965	51,655,697	7,310,003	3,774,387
Liabilities:
Collateral for securities on loan	—	21,824	140,364	—	4,784
Unrealized depreciation on open forward currency contracts	—	—	—	—	168
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	31,663	5,973	14,198	47,280	10,534
Repurchases of fund’s shares	38,493	10,483	187,437	20,823	6,332
Investment advisory services	2,580	1,465	12,329	2,765	1,514
Insurance administrative fees	619	196	3,597	296	525
Services provided by related parties	1,145	504	6,608	959	437
Trustees’ deferred compensation	124	68	683	195	57
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	6,022	16,925	—	28,851	22,200
Other	90	50	713	130	174
	80,736	57,488	365,929	101,299	46,727
Commitments and contingencies*
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,832,286	$2,197,996	$19,661,442	$5,060,920	$2,275,998
Total distributable earnings (accumulated loss)	3,759,166	868,481	31,628,326	2,147,784	1,451,662
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Investment securities on loan, at value	$11	$21,033	$137,026	$—	$7,151
Investment securities, at cost
Unaffiliated issuers	4,879,530	2,155,395	20,971,807	5,063,863	2,264,412
Affiliated issuers	237,553	156,110	1,443,194	330,857	147,673
Cash denominated in currencies other than U.S. dollars, at cost	510	608	1,254	5,444	1,307
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,287,736	$15,216	$1,931,702	$40,992,508	$380,489
Affiliated issuers	366,782	510	76,286	1,643,318	15,675
Cash	336	50	121	201	36
Cash collateral received for securities on loan	1	—	899	—	94
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	627	2,042	256
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,690	—	3,968	—	621
Sales of fund’s shares	6,995	16	2,215	6,034	627
Dividends and interest	14,672	12	4,292	42,203	1,442
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	11	— †	1	10	2
Other	1	—	272	440	56
	11,696,228	15,804	2,020,383	42,686,756	399,298
Liabilities:
Collateral for securities on loan	5	7	8,988	—	937
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	9,997	36	5,744	25,347	729
Repurchases of fund’s shares	9,657	— †	5,926	82,681	902
Investment advisory services	2,096	6	601	8,480	152
Insurance administrative fees	1,177	— †	182	1,699	114
Services provided by related parties	1,296	—	324	4,431	81
Trustees’ deferred compensation	153	— †	33	704	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	154	—	863	1,045	253
Other	4	— †	18	52	51
	24,539	49	22,679	124,439	3,233
Commitments and contingencies*
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,758,521	$15,085	$1,120,609	$22,041,672	$309,180
Total distributable earnings (accumulated loss)	4,913,168	670	877,095	20,520,645	86,885
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Investment securities on loan, at value	$4	$7	$8,902	$—	$891
Investment securities, at cost
Unaffiliated issuers	6,918,368	14,602	1,157,926	22,366,500	275,220
Affiliated issuers	366,732	510	76,280	1,557,595	15,673
Cash denominated in currencies other than U.S. dollars, at cost	4	—	627	2,042	256
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,415,891	$26,082,288	$394,091	$10,443,773	$1,419,926
Affiliated issuers	147,304	2,096,328	25,703	745,797	56,565
Cash	837	733	46	144	88
Cash collateral received for securities on loan	1,754	235	154	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	207	404	342	242	1,005
Unrealized appreciation on open forward currency contracts	—	—	280	637	3,338
Bilateral swaps, at value	—	—	60	2,806	522
Unrealized appreciation on unfunded commitments*	—	2	—	—	— †
Receivables for:
Sales of investments	32,413	1,054,925	3,625	580,724	523
Sales of fund’s shares	18,606	6,351	436	39,402	2,634
Dividends and interest	5,662	81,500	2,051	84,545	14,704
Variation margin on futures contracts	248	3,148	102	8,173	1,130
Variation margin on centrally cleared swap contracts	6	—	23	223	218
Variation margin on options (futures style)	—	—	9	—	77
Securities lending income	3	22	— †	—	—
Other	179	719	61	61	465
	1,623,110	29,326,655	426,983	11,906,527	1,501,195
Liabilities:
Collateral for securities on loan	17,540	2,353	1,545	—	—
Unrealized depreciation on open forward currency contracts	—	—	601	2,964	3,277
Bilateral swaps, at value	—	—	284	1,761	3,690
Options written, at value	—	—	—	—	12
Payables for:
Purchases of investments	36,269	1,593,478	4,947	924,089	18,908
Repurchases of fund’s shares	1,300	39,578	418	6,595	1,783
Investment advisory services	284	5,882	143	1,795	514
Insurance administrative fees	431	4,051	99	913	62
Services provided by related parties	184	2,924	73	1,074	206
Trustees’ deferred compensation	15	431	6	178	32
Variation margin on futures contracts	17	1,321	33	463	346
Variation margin on centrally cleared swap contracts	18	234	14	1,126	230
Variation margin on options (futures style)	—	—	7	—	58
Non-U.S. taxes	717	800	182	—	20
Other	12	22	42	6	103
	56,787	1,651,074	8,394	940,964	29,241
Commitments and contingencies*
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,157,379	$18,236,532	$331,978	$12,407,733	$1,667,643
Total distributable earnings (accumulated loss)	408,944	9,439,049	86,611	(1,442,170)	(195,689)
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Investment securities on loan, at value	$16,714	$2,306	$1,472	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,052,673	18,416,741	317,156	10,550,966	1,430,793
Affiliated issuers	150,264	2,120,361	25,449	745,710	54,976
Cash denominated in currencies other than U.S. dollars, at cost	210	427	341	238	1,005
Premiums received on options written	—	—	13	—	121

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$941,867	$132,312	$328,734	$1,888,566	$27,085
Affiliated issuers	45,169	—	—	—	493,877
Cash	493	148	106	2,239	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	257	—	—	—	967
Cash collateral pledged for swap contracts	1,348	—	—	—	—
Cash denominated in currencies other than U.S. dollars	2	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	2	—	—	—	—
Receivables for:
Sales of investments	897	19,309	—	198,469	1,981
Sales of fund’s shares	1,131	536	71	8,809	40
Dividends and interest	14,530	455	—	10,099	79
Variation margin on futures contracts	18	74	—	1,211	92
Variation margin on centrally cleared swap contracts	—	1	—	546	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	5	1	—	—	—
	1,005,719	152,836	328,911	2,109,939	524,121
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	8,748	34,514	—	287,995	2,850
Repurchases of fund’s shares	1,378	80	4,484	2,734	829
Investment advisory services	229	21	70	315	42
Insurance administrative fees	117	36	46	320	304
Services provided by related parties	175	22	69	302	99
Trustees’ deferred compensation	33	4	12	48	6
Variation margin on futures contracts	9	8	—	104	46
Variation margin on centrally cleared swap contracts	91	10	—	742	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—	—	—	1	—
	10,780	34,695	4,681	292,561	4,176
Commitments and contingencies*
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,276,070	$128,755	$317,685	$2,060,022	$436,834
Total distributable earnings (accumulated loss)	(281,131)	(10,614)	6,545	(242,644)	83,111
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	925,675	132,614	328,764	1,920,972	27,757
Affiliated issuers	45,164	—	—	—	376,228
Cash denominated in currencies other than U.S. dollars, at cost	2	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,189	$15,864	$114,157	$96,984
Affiliated issuers	108,264	302,153	2,010,818	1,858,219
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	673	722	6,046	1,606
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	593	585	13,194	2,675
Sales of fund’s shares	7	6	22	162
Dividends and interest	18	53	357	347
Variation margin on futures contracts	— †	112	1,112	234
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,744	319,495	2,145,706	1,960,227
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	502	800	13,902	1,501
Repurchases of fund’s shares	60	292	6,786	2,977
Investment advisory services	9	26	171	158
Insurance administrative fees	68	190	1,257	1,177
Services provided by related parties	22	62	53	390
Trustees’ deferred compensation	2	5	26	38
Variation margin on futures contracts	—	56	556	117
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	663	1,431	22,751	6,358
Commitments and contingencies*
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Net assets consist of:
Capital paid in on shares of beneficial interest	$139,237	$288,277	$1,694,131	$1,732,385
Total distributable earnings (accumulated loss)	(25,156)	29,787	428,824	221,484
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,426	16,638	122,322	97,778
Affiliated issuers	87,766	242,340	1,782,227	1,681,795
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,826,307	$885,004	$23,219,776	$3,273,585	$1,963,422
	Shares outstanding	106,790	46,087	179,874	163,697	66,495
	Net asset value per share	$35.83	$19.20	$129.09	$20.00	$29.53
Class 1A:	Net assets	$23,541	$6,080	$394,214	$14,290	$12,395
	Shares outstanding	662	322	3,092	719	423
	Net asset value per share	$35.56	$18.89	$127.48	$19.87	$29.34
Class 2:	Net assets	$3,658,494	$1,785,308	$21,211,228	$3,398,928	$851,450
	Shares outstanding	103,962	99,231	166,854	170,971	29,249
	Net asset value per share	$35.19	$17.99	$127.12	$19.88	$29.11
Class 3:	Net assets			$286,572	$15,420
	Shares outstanding	Not applicable	Not applicable	2,195	769	Not applicable
	Net asset value per share			$130.57	$20.06
Class 4:	Net assets	$1,083,110	$390,085	$6,177,978	$506,481	$900,393
	Shares outstanding	31,244	21,761	50,128	25,929	31,253
	Net asset value per share	$34.67	$17.93	$123.24	$19.53	$28.81

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,487,868	$10	$611,606	$25,261,729	$31,530
	Shares outstanding	379,415	1	36,247	404,854	2,559
	Net asset value per share	$17.10	$10.45	$16.87	$62.40	$12.32
Class 1A:	Net assets	$34,514	$10	$10,701	$47,962	$7,639
	Shares outstanding	2,030	1	639	776	639
	Net asset value per share	$17.00	$10.45	$16.75	$61.80	$11.96
Class 2:	Net assets	$3,097,649	$11	$1,060,266	$14,111,614	$164,143
	Shares outstanding	185,220	1	63,087	231,203	13,720
	Net asset value per share	$16.72	$10.45	$16.81	$61.04	$11.96
Class 3:	Net assets				$154,690
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,474	Not applicable
	Net asset value per share				$62.54
Class 4:	Net assets	$2,051,658	$15,724	$315,131	$2,986,322	$192,753
	Shares outstanding	124,370	1,505	19,301	50,082	16,407
	Net asset value per share	$16.50	$10.45	$16.33	$59.63	$11.75

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$793,538	$16,240,337	$96,777	$6,713,270	$619,493
	Shares outstanding	57,708	622,968	7,093	700,832	59,346
	Net asset value per share	$13.75	$26.07	$13.64	$9.58	$10.44
Class 1A:	Net assets	$13,755	$44,955	$4,073	$259,363	$26,030
	Shares outstanding	1,002	1,737	301	27,296	2,519
	Net asset value per share	$13.73	$25.87	$13.54	$9.50	$10.33
Class 2:	Net assets	$20,266	$4,400,629	$149,204	$2,710,252	$754,851
	Shares outstanding	1,475	171,759	11,005	287,705	73,192
	Net asset value per share	$13.74	$25.62	$13.56	$9.42	$10.31
Class 3:	Net assets		$33,494
	Shares outstanding	Not applicable	1,284	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.09
Class 4:	Net assets	$738,764	$6,956,166	$168,535	$1,282,678	$71,580
	Shares outstanding	53,861	274,415	12,672	137,094	7,060
	Net asset value per share	$13.72	$25.35	$13.30	$9.36	$10.14

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$248,752	$17,791	$34,289	$269,845
	Shares outstanding	26,289	1,879	2,993	27,050	Not applicable
	Net asset value per share	$9.46	$9.47	$11.46	$9.98
Class 1A:	Net assets	$3,290	$3,037	$127	$276,893
	Shares outstanding	350	325	11	27,940	Not applicable
	Net asset value per share	$9.41	$9.33	$11.44	$9.91
Class 2:	Net assets	$534,801	$41,346	$227,700	$1,029,394
	Shares outstanding	58,049	4,418	20,602	104,700	Not applicable
	Net asset value per share	$9.21	$9.36	$11.05	$9.83
Class 3:	Net assets	$8,031		$3,782	$5,264
	Shares outstanding	844	Not applicable	338	526	Not applicable
	Net asset value per share	$9.51		$11.21	$10.00
Class 4:	Net assets	$200,065	$55,967	$58,332	$235,982
	Shares outstanding	19,314	6,068	5,249	24,059	Not applicable
	Net asset value per share	$10.36	$9.22	$11.11	$9.81
Class P1:	Net assets					$13,806
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,031
	Net asset value per share					$13.39
Class P2:	Net assets					$506,139
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,220
	Net asset value per share					$13.24

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,954	$2,740	$1,855,636	$12,050
	Shares outstanding	233	226	131,460	946
	Net asset value per share	$8.40	$12.11	$14.12	$12.74
Class P2:	Net assets	$112,127	$315,324	$267,319	$1,941,819
	Shares outstanding	13,401	26,237	19,091	157,980
	Net asset value per share	$8.37	$12.02	$14.00	$12.29
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$78,930	$22,148	$127,325	$103,236	$40,021
Affiliated issuers	—	2,399	28,944	6,773	2,879
	78,930	24,547	156,269	110,009	42,900
Interest from unaffiliated issuers	322	544	47	326	5,531
Securities lending income (net of fees)	24	170	101	30	33
	79,276	25,261	156,417	110,365	48,464
Fees and expenses*:
Investment advisory services	18,949	9,266	71,060	16,287	9,926
Distribution services	5,501	2,468	31,424	4,641	2,023
Insurance administrative services	1,233	392	7,157	592	1,046
Transfer agent services	1	— †	5	1	— †
Administrative services	1,197	430	7,012	1,022	516
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	32	15	216	27	10
Registration statement and prospectus	10	4	74	11	4
Trustees’ compensation	14	5	81	12	6
Auditing and legal	18	38	45	23	16
Custodian	340	210	358	480	564
Other	5	22	24	4	25
Total fees and expenses before waivers and/or reimbursements	27,300	12,850	117,456	23,100	14,136
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,251	622	—	—	1,204
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,251	622	—	—	1,204
Total fees and expenses after waivers and/or reimbursements	23,049	12,228	117,456	23,100	12,932
Net investment income	56,227	13,033	38,961	87,265	35,532
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	212,755	98,985	2,508,111	442,791	117,197
Affiliated issuers	(41)	2,156	(73)	(59)	(15)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(253)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,087)	51	454	2,634	(175)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	211,627	101,192	2,508,492	445,366	116,716
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	616,756	126,975	2,234,698	259,557	355,998
Affiliated issuers	(39)	(12,779)	(7)	(34)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(158)
Swap contracts	—	—	—	—	104
Currency translations	501	219	142	1,164	458
	617,218	114,415	2,234,833	260,687	356,444
Net realized gain (loss) and unrealized appreciation (depreciation)	828,845	215,607	4,743,325	706,053	473,160
Net increase (decrease) in net assets resulting from operations	$885,072	$228,640	$4,782,286	$793,318	$508,692

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,376	$85	$22,810	$272,732	$7,423
Affiliated issuers	7,099	7	1,606	37,275	272
	112,475	92	24,416	310,007	7,695
Interest from unaffiliated issuers	14	1	80	83	2
Securities lending income (net of fees)	66	1	8	29	5
	112,555	94	24,504	310,119	7,702
Fees and expenses*:
Investment advisory services	20,532	33	4,458	49,976	841
Distribution services	5,985	— †	1,600	20,214	403
Insurance administrative services	2,337	— †	361	3,435	218
Transfer agent services	1	—	— †	5	— †
Administrative services	1,647	2	282	6,001	53
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	2	5	186	6
Registration statement and prospectus	6	2	1	64	— †
Trustees’ compensation	19	— †	4	69	— †
Auditing and legal	24	21	15	41	14
Custodian	111	— †	69	150	34
Other	6	— †	1	22	— †
Total fees and expenses before waivers and/or reimbursements	30,679	60	6,796	80,163	1,569
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	7,873	—	939	—	—
Miscellaneous fee reimbursement	—	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	7,873	21	939	—	—
Total fees and expenses after waivers and/or reimbursements	22,806	39	5,857	80,163	1,569
Net investment income	89,749	55	18,647	229,956	6,133
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	466,620	1	94,134	1,545,351	3,484
Affiliated issuers	(31)	— †	(8)	6,213	— †
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(19)
Swap contracts	—	—	—	—	—
Currency transactions	(10)	—	146	(671)	26
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	466,579	1	94,272	1,550,893	3,491
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	422,904	1,052	120,534	1,519,959	58,509
Affiliated issuers	(37)	— †	(2)	(101,573)	(1)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	261	696	100
	422,875	1,052	120,793	1,419,082	58,598
Net realized gain (loss) and unrealized appreciation (depreciation)	889,454	1,053	215,065	2,969,975	62,089
Net increase (decrease) in net assets resulting from operations	$979,203	$1,108	$233,712	$3,199,931	$68,222

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$22,301	$115,625	$3,666	$—	$87
Affiliated issuers	2,604	57,784	637	16,350	1,371
	24,905	173,409	4,303	16,350	1,458
Interest from unaffiliated issuers	4,788	173,336	2,702	250,561	32,199
Securities lending income (net of fees)	19	67	1	—	—
	29,712	346,812	7,006	266,911	33,657
Fees and expenses*:
Investment advisory services	2,550	35,056	884	19,253	3,116
Distribution services	854	13,524	374	4,906	1,018
Insurance administrative services	847	8,266	196	1,815	126
Transfer agent services	— †	3	— †	1	— †
Administrative services	214	3,972	60	1,641	217
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	6	58	5	48	6
Registration statement and prospectus	7	35	1	42	1
Trustees’ compensation	3	45	1	18	3
Auditing and legal	29	39	20	8	1
Custodian	50	102	51	79	119
Other	1	17	— †	6	1
Total fees and expenses before waivers and/or reimbursements	4,561	61,117	1,592	27,817	4,608
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	929	—	27	8,204	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	929	—	27	8,204	—
Total fees and expenses after waivers and/or reimbursements	3,632	61,117	1,565	19,613	4,608
Net investment income	26,080	285,695	5,441	247,298	29,049
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	32,418	1,657,001	10,337	(28,295)	(17,007)
Affiliated issuers	—	(136,762)	(3)	94	(1)
Options purchased (futures style)	—	—	(44)	—	(399)
Options written	—	—	27	—	297
Futures contracts	(329)	5,194	(227)	(29,364)	(425)
Forward currency contracts	—	—	(4,788)	(8,500)	1,112
Swap contracts	60	(455)	6	5,186	404
Currency transactions	4	(536)	(66)	22	(406)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	32,153	1,524,442	5,242	(60,857)	(16,425)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	106,144	112,140	25,483	205,102	97,958
Affiliated issuers	561	148,001	70	(208)	385
Options purchased (futures style)	—	—	7	—	64
Options written	—	—	(5)	—	15
Futures contracts	2,387	21,662	519	71,589	5,267
Forward currency contracts	—	—	(140)	(4,153)	118
Swap contracts	(216)	(884)	204	3,548	3,041
Currency translations	179	646	96	133	753
	109,055	281,565	26,234	276,011	107,601
Net realized gain (loss) and unrealized appreciation (depreciation)	141,208	1,806,007	31,476	215,154	91,176
Net increase (decrease) in net assets resulting from operations	$167,288	$2,091,702	$36,917	$462,452	$120,225

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$789	$—	$—	$—	$421
Affiliated issuers	863	—	—	—	1,309
	1,652	—	—	—	1,730
Interest from unaffiliated issuers	33,248	3,012	7,558	42,463	—
Securities lending income (net of fees)	—	—	—	—	—
	34,900	3,012	7,558	42,463	1,730
Fees and expenses*:
Investment advisory services	1,918	168	439	2,661	333
Distribution services	888	117	382	1,571	608
Insurance administrative services	225	69	88	638	625
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	143	17	51	271	—
Accounting and administrative services	—	—	—	—	30
Reports to shareholders	7	5	6	8	—
Registration statement and prospectus	2	1	1	3	5
Trustees’ compensation	1	— †	— †	3	1
Auditing and legal	9	— †	— †	1	— †
Custodian	12	8	— †	17	4
Other	10	— †	— †	1	— †
Total fees and expenses before waivers and/or reimbursements	3,215	385	967	5,174	1,606
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	570	44	—	661	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	570	44	—	661	83
Total fees and expenses after waivers and/or reimbursements	2,645	341	967	4,513	1,523
Net investment income	32,255	2,671	6,591	37,950	207
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	730	(49)	—	454	(2,283)
Affiliated issuers	(6)	—	—	—	45,859
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	160	243	—	6,752	(15,006)
Forward currency contracts	—	—	—	—	—
Swap contracts	(1)	9	—	2,638	—
Currency transactions	9	—	—	—	123
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	892	203	—	9,844	62,988
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	5,595	1,749	(53)	23,033	15
Affiliated issuers	2	—	—	—	(34,869)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	214	920	—	16,396	(403)
Forward currency contracts	—	—	—	—	—
Swap contracts	(525)	(41)	—	(2,276)	—
Currency translations	3	—	—	—	—
	5,289	2,628	(53)	37,153	(35,257)
Net realized gain (loss) and unrealized appreciation (depreciation)	6,181	2,831	(53)	46,997	27,731
Net increase (decrease) in net assets resulting from operations	$38,436	$5,502	$6,538	$84,947	$27,938

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$100	$280	$1,932	$1,845
Affiliated issuers	163	1,190	6,829	8,184
	263	1,470	8,761	10,029
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	263	1,470	8,761	10,029
Fees and expenses*:
Investment advisory services	75	208	1,390	1,290
Distribution services	138	388	327	2,402
Insurance administrative services	141	391	2,602	2,416
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	26	28	45	44
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	5	4	5
Trustees’ compensation	— †	1	3	3
Auditing and legal	— †	— †	2	1
Custodian	4	3	4	4
Other	— †	— †	1	1
Total fees and expenses before waivers and/or reimbursements	389	1,024	4,378	6,166
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	349	324
Miscellaneous fee reimbursement	— †	—	—	—
Total waivers and/or reimbursements of fees and expenses	19	52	349	324
Total fees and expenses after waivers and/or reimbursements	370	972	4,029	5,842
Net investment income	(107)	498	4,732	4,187
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(561)	(1,416)	(14,007)	(1,782)
Affiliated issuers	2,768	10,111	54,214	(5,123)
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,387)	(9,931)	(54,893)	(49,874)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	33	47	205	177
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(4,147)	16,716	264,311	71,058
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(152)	(135)	(1,473)	(299)
Affiliated issuers	8,715	(3,939)	(193,572)	13,191
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(227)	372	4,222	1,361
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	8,336	(3,702)	(190,823)	14,253
Net realized gain (loss) and unrealized appreciation (depreciation)	4,189	13,014	73,488	85,311
Net increase (decrease) in net assets resulting from operations	$4,082	$13,512	$78,220	$89,498
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$56,227	$83,934	$13,033	$14,439	$38,961	$123,765
Net realized gain (loss)	211,627	1,058,571	101,192	67,213	2,508,492	3,989,653
Net unrealized appreciation (depreciation)	617,218	(106,961)	114,415	(6,037)	2,234,833	7,880,200
Net increase (decrease) in net assets resulting from operations	885,072	1,035,544	228,640	75,615	4,782,286	11,993,618
Distributions paid to shareholders	(1,069,091)	(362,247)	(65,735)	(145,595)	(4,035,332)	(1,183,768)
Net capital share transactions	717,148	(305,156)	(86,887)	(124,117)	2,839,871	(2,405,717)
Total increase (decrease) in net assets	533,129	368,141	76,018	(194,097)	3,586,825	8,404,133
Net assets:
Beginning of period	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of period	$8,591,452	$8,058,323	$3,066,477	$2,990,459	$51,289,768	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$87,265	$80,016	$35,532	$49,823	$89,749	$178,541
Net realized gain (loss)	445,366	335,500	116,716	148,263	466,579	784,826
Net unrealized appreciation (depreciation)	260,687	(158,907)	356,444	26,354	422,875	937,617
Net increase (decrease) in net assets resulting from operations	793,318	256,609	508,692	224,440	979,203	1,900,984
Distributions paid to shareholders	(2,865)	(91,320)	(152,884)	(66,666)	(812,730)	(270,276)
Net capital share transactions	(368,267)	(557,783)	(39,747)	(124,462)	439,202	(851,035)
Total increase (decrease) in net assets	422,186	(392,494)	316,061	33,312	605,675	779,673
Net assets:
Beginning of period	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of period	$7,208,704	$6,786,518	$3,727,660	$3,411,599	$11,671,689	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Period ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024[2]	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$55	$13	$18,647	$29,625	$229,956	$464,425
Net realized gain (loss)	1	4	94,272	142,599	1,550,893	6,999,624
Net unrealized appreciation (depreciation)	1,052	(438)	120,793	78,887	1,419,082	1,206,283
Net increase (decrease) in net assets resulting from operations	1,108	(421)	233,712	251,111	3,199,931	8,670,332
Distributions paid to shareholders	(5)	(13)	(75,167)	(32,476)	(7,076,713)	(2,264,497)
Net capital share transactions	73	15,013	(49,160)	(191,651)	5,184,105	(2,602,817)
Total increase (decrease) in net assets	1,176	14,579	109,385	26,984	1,307,323	3,803,018
Net assets:
Beginning of period	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of period	$15,755	$14,579	$1,997,704	$1,888,319	$42,562,317	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$6,133	$7,648	$26,080	$42,544	$285,695	$590,761
Net realized gain (loss)	3,491	(1,592)	32,153	24,024	1,524,442	1,925,378
Net unrealized appreciation (depreciation)	58,598	5,162	109,055	61,325	281,565	1,576,776
Net increase (decrease) in net assets resulting from operations	68,222	11,218	167,288	127,893	2,091,702	4,092,915
Distributions paid to shareholders	(1,423)	(8,098)	(16,131)	(45,676)	(2,025,651)	(1,743,267)
Net capital share transactions	6,613	(9,047)	46,498	35,182	523,850	(949,298)
Total increase (decrease) in net assets	73,412	(5,927)	197,655	117,399	589,901	1,400,350
Net assets:
Beginning of period	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of period	$396,065	$322,653	$1,566,323	$1,368,668	$27,675,581	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$5,441	$9,318	$247,298	$501,464	$29,049	$61,225
Net realized gain (loss)	5,242	16,800	(60,857)	(134,500)	(16,425)	(22,949)
Net unrealized appreciation (depreciation)	26,234	(1,065)	276,011	(207,188)	107,601	(80,072)
Net increase (decrease) in net assets resulting from operations	36,917	25,053	462,452	159,776	120,225	(41,796)
Distributions paid to shareholders	(16,555)	(7,048)	(96,658)	(475,626)	(3,588)	(33,915)
Net capital share transactions	5,945	(14,487)	(567,129)	474,834	(92,920)	(16,393)
Total increase (decrease) in net assets	26,307	3,518	(201,335)	158,984	23,717	(92,104)
Net assets:
Beginning of period	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of period	$418,589	$392,282	$10,965,563	$11,166,898	$1,471,954	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$32,255	$60,672	$2,671	$5,237	$6,591	$16,889
Net realized gain (loss)	892	3,094	203	(1,054)	—	— [3]
Net unrealized appreciation (depreciation)	5,289	19,028	2,628	(3,372)	(53)	130
Net increase (decrease) in net assets resulting from operations	38,436	82,794	5,502	811	6,538	17,019
Distributions paid to shareholders	(10,773)	(59,402)	(896)	(5,001)	(2,557)	(17,633)
Net capital share transactions	35,313	34,726	2,704	7,230	(18,429)	(33,462)
Total increase (decrease) in net assets	62,976	58,118	7,310	3,040	(14,448)	(34,076)
Net assets:
Beginning of period	931,963	873,845	110,831	107,791	338,678	372,754
End of period	$994,939	$931,963	$118,141	$110,831	$324,230	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$37,950	$72,049	$207	$2,764	$(107)	$1,470
Net realized gain (loss)	9,844	(1,294)	62,988	37,612	(4,147)	(2,539)
Net unrealized appreciation (depreciation)	37,153	(55,237)	(35,257)	69,526	8,336	1,155
Net increase (decrease) in net assets resulting from operations	84,947	15,518	27,938	109,902	4,082	86
Distributions paid to shareholders	(14,197)	(73,267)	(24,752)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(73,399)	353,747	(9,503)	(88,856)	(2,829)	(8,399)
Total increase (decrease) in net assets	(2,649)	295,998	(6,317)	18,627	(227)	(9,874)
Net assets:
Beginning of period	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of period	$1,817,378	$1,820,027	$519,945	$526,262	$114,081	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$498	$4,979	$4,732	$33,950	$4,187	$37,923
Net realized gain (loss)	16,716	(4,225)	264,311	73,326	71,058	123,915
Net unrealized appreciation (depreciation)	(3,702)	42,170	(190,823)	261,435	14,253	124,394
Net increase (decrease) in net assets resulting from operations	13,512	42,924	78,220	368,711	89,498	286,232
Distributions paid to shareholders	(4,680)	(5,475)	(109,558)	(65,908)	(156,085)	(69,126)
Net capital share transactions	(12,974)	(39,434)	(22,573)	(313,193)	(5,394)	(294,452)
Total increase (decrease) in net assets	(4,142)	(1,985)	(53,911)	(10,390)	(71,981)	(77,346)
Net assets:
Beginning of period	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of period	$318,064	$322,206	$2,122,955	$2,176,866	$1,953,869	$2,025,850
1
Unaudited.
2
For the period November 15, 2024, commencement of operations, to December 31, 2024.
3
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series	290

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

291	American Funds Insurance Series

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Insurance Series	292

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

293	American Funds Insurance Series

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series	294

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2025, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$689,754	$—	$—	$689,754
Financials	473,223	—	—	473,223
Information technology	403,781	—	428	404,209
Consumer discretionary	382,656	—	—	382,656
Health care	353,674	—	—	353,674
Materials	181,377	—	—	181,377
Communication services	134,493	—	—	134,493
Real estate	79,192	—	—	79,192
Consumer staples	76,756	—	—	76,756
Energy	76,013	—	—	76,013
Utilities	58,664	—	—	58,664
Preferred securities	9,138	—	14,522	23,660
Convertible stocks	13,046	—	—	13,046
Convertible bonds & notes	—	4,039	—	4,039
Short-term securities	161,954	—	—	161,954
Total	$3,093,721	$4,039	$14,950	$3,112,710

295	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,898,317	$—	$5,985	$13,904,302
Communication services	10,248,832	—	—	10,248,832
Consumer discretionary	7,058,073	—	—	7,058,073
Health care	5,661,824	—	9,825	5,671,649
Industrials	5,401,182	—	2,633	5,403,815
Financials	4,094,384	—	—	4,094,384
Consumer staples	1,049,326	—	2,671	1,051,997
Energy	1,016,036	—	—	1,016,036
Materials	726,868	—	—	726,868
Utilities	358,047	—	—	358,047
Real estate	309,468	—	—	309,468
Preferred securities	—	—	146,802	146,802
Rights & warrants	—	—	22,672	22,672
Convertible stocks	4,131	—	686	4,817
Short-term securities	1,569,711	—	—	1,569,711
Total	$51,396,199	$—	$191,274	$51,587,473
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,316,771	$—	$—	$1,316,771
Financials	1,183,785	—	—	1,183,785
Information technology	951,942	—	6,168	958,110
Communication services	655,458	—	—	655,458
Consumer discretionary	650,213	—	—	650,213
Health care	621,389	—	—	621,389
Materials	567,220	—	—	567,220
Consumer staples	430,268	—	—	430,268
Energy	396,129	—	—	396,129
Utilities	116,308	—	—	116,308
Preferred securities	32,903	—	565	33,468
Rights & warrants	—	—	— *	— *
Short-term securities	330,868	—	—	330,868
Total	$7,253,254	$—	$6,733	$7,259,987
*
Amount less than one thousand.

American Funds Insurance Series	296

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$704,693	$2,554	$— *	$707,247
Information technology	676,770	—	493	677,263
Consumer discretionary	450,359	—	—	450,359
Industrials	412,982	—	—	412,982
Communication services	363,276	—	—	363,276
Health care	228,078	—	—	228,078
Consumer staples	224,042	—	—	224,042
Materials	183,568	—	— *	183,568
Energy	83,019	—	— *	83,019
Real estate	63,806	—	—	63,806
Utilities	51,736	—	—	51,736
Preferred securities	18,723	—	8,801	27,524
Rights & warrants	—	26	—	26
Convertible stocks	183	—	—	183
Bonds, notes & other debt instruments	—	127,378	—	127,378
Short-term securities	151,987	450	—	152,437
Total	$3,613,222	$130,408	$9,294	$3,752,924

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$65	$—	$—	$65
Unrealized appreciation on open forward currency contracts	—	90	—	90
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Unrealized depreciation on open forward currency contracts	—	(168)	—	(168)
Total	$61	$(78)	$—	$(17)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

297	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$427,048	$—	$—	$427,048
Financials	316,727	—	— *	316,727
Industrials	302,352	—	—	302,352
Consumer discretionary	181,256	—	—	181,256
Health care	168,013	—	—	168,013
Communication services	165,844	—	—	165,844
Consumer staples	120,918	—	—	120,918
Materials	104,031	1,918	—	105,949
Energy	79,674	—	—	79,674
Utilities	32,792	976	—	33,768
Real estate	15,467	—	—	15,467
Preferred securities	5,091	—	—	5,091
Bonds, notes & other debt instruments	—	1,506	—	1,506
Short-term securities	84,375	—	—	84,375
Total	$2,003,588	$4,400	$— *	$2,007,988
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,838,678	$—	$—	$11,838,678
Industrials	6,589,703	—	—	6,589,703
Financials	5,204,392	—	—	5,204,392
Consumer discretionary	4,605,290	—	—	4,605,290
Health care	3,953,251	—	—	3,953,251
Communication services	3,823,894	—	—	3,823,894
Consumer staples	1,335,169	—	—	1,335,169
Energy	1,274,412	—	—	1,274,412
Materials	1,159,101	—	—	1,159,101
Utilities	838,420	—	—	838,420
Real estate	751,153	—	—	751,153
Bonds, notes & other debt instruments	—	988	—	988
Short-term securities	1,261,375	—	—	1,261,375
Total	$42,634,838	$988	$—	$42,635,826

American Funds Insurance Series	298

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$95,865	$—	$— *	$95,865
Industrials	63,371	—	—	63,371
Information technology	44,238	—	—	44,238
Consumer staples	34,875	—	—	34,875
Consumer discretionary	32,588	—	—	32,588
Communication services	28,978	—	—	28,978
Health care	25,844	—	—	25,844
Materials	20,585	—	— *	20,585
Energy	18,005	—	— *	18,005
Utilities	10,944	—	—	10,944
Real estate	4,179	—	—	4,179
Preferred securities	174	—	—	174
Short-term securities	16,518	—	—	16,518
Total	$396,164	$—	$— *	$396,164
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$233,645	$—	$— *	$233,645
Information technology	152,382	—	—	152,382
Industrials	135,755	—	—	135,755
Consumer staples	134,741	—	—	134,741
Health care	126,930	—	—	126,930
Utilities	82,013	866	—	82,879
Consumer discretionary	76,037	—	—	76,037
Energy	72,713	—	—	72,713
Communication services	55,015	—	—	55,015
Real estate	53,644	—	—	53,644
Materials	50,592	—	—	50,592
Convertible stocks	6,728	—	—	6,728
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	87,131	100	87,231
U.S. Treasury bonds & notes	—	77,098	—	77,098
Corporate bonds, notes & loans	—	38,408	262	38,670
Asset-backed obligations	—	14,904	—	14,904
Bonds & notes of governments & government agencies outside the U.S.	—	805	—	805
Municipals	—	336	—	336
Investment funds	32,235	—	—	32,235
Short-term securities	130,855	—	—	130,855
Total	$1,343,285	$219,548	$362	$1,563,195
Refer to the next page for footnote(s).

299	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,481	$—	$—	$1,481
Unrealized appreciation on centrally cleared interest rate swaps	—	243	—	243
Unrealized appreciation on centrally cleared credit default swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(72)	—	—	(72)
Unrealized appreciation on centrally cleared interest rate swaps	—	— *	—	— *
Total	$1,409	$255	$—	$1,664
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,662,762	$—	$—	$4,662,762
Financials	3,370,748	—	— *	3,370,748
Industrials	2,515,815	—	—	2,515,815
Consumer discretionary	1,937,291	—	807	1,938,098
Health care	1,864,589	—	13,914	1,878,503
Materials	1,333,988	—	— *	1,333,988
Consumer staples	1,196,955	—	—	1,196,955
Communication services	1,045,984	—	—	1,045,984
Energy	355,595	—	498	356,093
Real estate	147,440	—	—	147,440
Utilities	133,008	—	—	133,008
Preferred securities	—	—	647	647
Rights & warrants	54	—	— *	54
Convertible stocks	38,180	—	—	38,180
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,908,850	—	2,908,850
Corporate bonds, notes & loans	—	2,009,713	9,271	2,018,984
U.S. Treasury bonds & notes	—	1,906,954	—	1,906,954
Asset-backed obligations	—	567,592	—	567,592
Bonds & notes of governments & government agencies outside the U.S.	—	37,148	—	37,148
Municipals	—	22,367	—	22,367
Investment funds	772,826	—	—	772,826
Short-term securities	1,325,620	—	—	1,325,620
Total	$20,700,855	$7,452,624	$25,137	$28,178,616

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,259	$—	$—	$24,259
Liabilities:
Unrealized depreciation on futures contracts	(5,521)	—	—	(5,521)
Unrealized depreciation on centrally cleared credit default swaps	—	(860)	—	(860)
Total	$18,738	$(860)	$—	$17,878
*
Amount less than one thousand.
†
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	300

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,529	$—	$—	$44,529
Financials	42,226	—	—	42,226
Industrials	35,996	—	—	35,996
Health care	34,097	—	—	34,097
Communication services	21,542	—	—	21,542
Consumer discretionary	19,611	—	—	19,611
Consumer staples	18,188	—	—	18,188
Materials	17,133	371	—	17,504
Utilities	13,084	—	—	13,084
Energy	9,643	—	—	9,643
Real estate	2,881	—	—	2,881
Convertible stocks	2,596	—	—	2,596
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	58,518	—	58,518
Corporate bonds, notes & loans	—	25,698	—	25,698
Mortgage-backed obligations	—	23,721	—	23,721
U.S. Treasury bonds & notes	—	19,996	—	19,996
Asset-backed obligations	—	2,436	—	2,436
Municipals	—	127	—	127
Federal agency bonds & notes	—	116	—	116
Investment funds	4,121	—	—	4,121
Short-term securities	22,973	191	—	23,164
Total	$288,620	$131,174	$—	$419,794

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$7	$—	$—	$7
Unrealized appreciation on futures contracts	338	—	—	338
Unrealized appreciation on open forward currency contracts	—	280	—	280
Unrealized appreciation on centrally cleared interest rate swaps	—	126	—	126
Unrealized appreciation on bilateral interest rate swaps	—	60	—	60
Unrealized appreciation on centrally cleared credit default swaps	—	8	—	8
Liabilities:
Unrealized depreciation on options written (futures style)	(5)	—	—	(5)
Unrealized depreciation on futures contracts	(57)	—	—	(57)
Unrealized depreciation on open forward currency contracts	—	(601)	—	(601)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(284)	—	(284)
Unrealized depreciation on centrally cleared credit default swaps	—	(32)	—	(32)
Total	$283	$(448)	$—	$(165)
*
Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

301	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,790,654	$1,423	$3,792,077
Corporate bonds, notes & loans	—	3,612,824	7,595	3,620,419
U.S. Treasury bonds & notes	—	2,148,907	—	2,148,907
Asset-backed obligations	—	594,080	—	594,080
Municipals	—	160,265	—	160,265
Bonds & notes of governments & government agencies outside the U.S.	—	116,286	—	116,286
Federal agency bonds & notes	—	11,725	—	11,725
Common stocks	—	14	—	14
Short-term securities	745,797	—	—	745,797
Total	$745,797	$10,434,755	$9,018	$11,189,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,636	$—	$—	$44,636
Unrealized appreciation on open forward currency contracts	—	637	—	637
Unrealized appreciation on centrally cleared interest rate swaps	—	1,464	—	1,464
Unrealized appreciation on bilateral interest rate swaps	—	2,806	—	2,806
Unrealized appreciation on centrally cleared credit default swaps	—	461	—	461
Liabilities:
Unrealized depreciation on futures contracts	(3,297)	—	—	(3,297)
Unrealized depreciation on open forward currency contracts	—	(2,964)	—	(2,964)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,389)	—	(3,389)
Unrealized depreciation on bilateral interest rate swaps	—	(1,761)	—	(1,761)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,599)	—	(2,599)
Total	$41,339	$(5,345)	$—	$35,994
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	302

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$330,337	$—	$330,337
Japanese yen	—	129,364	—	129,364
British pounds	—	67,533	—	67,533
Brazilian reais	—	38,886	—	38,886
Canadian dollars	—	30,396	—	30,396
Australian dollars	—	30,298	—	30,298
South Korean won	—	25,218	—	25,218
Chinese yuan renminbi	—	23,928	—	23,928
Malaysian ringgits	—	22,767	—	22,767
Mexican pesos	—	16,479	—	16,479
Indian rupees	—	15,703	—	15,703
Indonesian rupiah	—	9,657	—	9,657
Norwegian kroner	—	6,698	—	6,698
South African rand	—	6,637	—	6,637
Danish kroner	—	6,546	—	6,546
Polish zloty	—	3,940	—	3,940
Chilean pesos	—	2,739	—	2,739
Turkish lira	—	1,942	—	1,942
Colombian pesos	—	1,052	—	1,052
Czech korunas	—	851	—	851
U.S. dollars	—	643,452	690	644,142
Preferred securities	—	—	68	68
Common stocks	1,781	6	45	1,832
Investment funds	22,047	—	—	22,047
Short-term securities	34,518	2,878	—	37,396
Options purchased on foreign currencies (equity style)	—	35	—	35
Total	$58,346	$1,417,342	$803	$1,476,491

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$64	$—	$—	$64
Unrealized appreciation on futures contracts	3,955	—	—	3,955
Unrealized appreciation on open forward currency contracts	—	3,338	—	3,338
Unrealized appreciation on centrally cleared interest rate swaps	—	1,002	—	1,002
Unrealized appreciation on bilateral interest rate swaps	—	522	—	522
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Value of options written (equity style)	—	(12)	—	(12)
Unrealized depreciation on options written (futures style)	(39)	—	—	(39)
Unrealized depreciation on futures contracts	(616)	—	—	(616)
Unrealized depreciation on open forward currency contracts	—	(3,277)	—	(3,277)
Unrealized depreciation on centrally cleared interest rate swaps	—	(494)	—	(494)
Unrealized depreciation on bilateral interest rate swaps	—	(3,690)	—	(3,690)
Unrealized depreciation on centrally cleared credit default swaps	—	(424)	—	(424)
Total	$3,364	$(3,020)	$—	$344
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

303	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$873,946	$3,291	$877,237
Other	—	430	603	1,033
Convertible bonds & notes	—	447	—	447
Common stocks	35,992	802	22,325	59,119
Preferred securities	—	2,515	1,468	3,983
Rights & warrants	47	—	—	47
Short-term securities	45,170	—	—	45,170
Total	$81,209	$878,140	$27,687	$987,036

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$197	$—	$—	$197
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Liabilities:
Unrealized depreciation on futures contracts	(59)	—	—	(59)
Unrealized depreciation on centrally cleared credit default swaps	—	(482)	—	(482)
Total	$138	$(482)	$—	$(344)
1
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
2
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended June 30, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 6/30/2025
Investment securities	$36,440	$1,869	$6,147	$ (4,347)	$390	$ (9,061)	$ (3,751)	$27,687
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at June 30, 2025								$ (6,171)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	304

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,894	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$22,325	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.1x	Increase
			EV/EBITDA-CAPEX multiple	9.9x	9.9x	Increase
			Premium to EV/EBITDA-CAPEX multiple	5%	5%	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	40%	40%	Increase
			DLOM	9% - 15%	9%	Decrease
Preferred securities	$1,468	Market comparables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
	$27,687
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$105,527	$—	$105,527
U.S. Treasury bonds & notes	—	5,070	—	5,070
Asset-backed obligations	—	1,603	—	1,603
Short-term securities	—	20,107	—	20,107
Options purchased on futures (equity style)	5	—	—	5
Total	$5	$132,307	$—	$132,312

305	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$603	$—	$—	$603
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$579	$100	$—	$679
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$844,043	$—	$844,043
U.S. Treasury bonds & notes	—	686,092	—	686,092
Federal agency bonds & notes	—	51,206	—	51,206
Short-term securities	—	307,019	—	307,019
Options purchased on futures (equity style)	206	—	—	206
Total	$206	$1,888,360	$—	$1,888,566

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,883	$—	$—	$9,883
Unrealized appreciation on centrally cleared interest rate swaps	—	14,278	—	14,278
Liabilities:
Unrealized depreciation on futures contracts	(404)	—	—	(404)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,762)	—	(2,762)
Total	$9,479	$11,516	$—	$20,995
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.

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4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on

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interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have

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higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

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Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

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5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$11	$—	$12	$—
Global Small Capitalization Fund	21,033	21,824	154	19,642
Growth Fund	137,026	140,364	—	126,327
New World Fund	7,151	4,784	2,898	4,306
Washington Mutual Investors Fund	4	5	—	4
U.S. Small and Mid Cap Equity Fund	7	7	—	7
Capital World Growth and Income Fund	8,902	8,988	484	8,089
International Growth and Income Fund	891	937	2	843
Capital Income Builder	16,714	17,540	—	15,786
Asset Allocation Fund	2,306	2,353	—	2,118
American Funds Global Balanced Fund	1,472	1,545	—	1,391
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

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Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2025, the maximum exposure from these unfunded commitments for Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $490,000, $3,151,000, $8,000 and $1,158,000, respectively, which would represents 0.02% for Global Small Capitalization Fund, 0.01% for Asset Allocation Fund, less than 0.01% for Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Capital World Bond Fund, $2,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each

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fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — Some of the funds have entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Options on foreign currencies — One of the funds has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	314

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

315	American Funds Insurance Series

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$15,751	$19,587	$1,702*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	645*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	165,704	Not applicable	7,379	5,160
Asset Allocation Fund	Not applicable	Not applicable	2,375,438	Not applicable	585,466*	58,451
Global Balanced Fund	$13,706	Not applicable	49,536	67,771	17,473	7,108
The Bond Fund of America	Not applicable	Not applicable	5,974,302	234,959	627,191	145,756
Capital World Bond Fund	72,254	$20,561	669,768	490,321	255,025	92,993
American High-Income Trust	Not applicable	Not applicable	40,053	Not applicable	Not applicable	14,703
American Funds Mortgage Fund	25,546	Not applicable	101,434	Not applicable	1,820	Not applicable
U.S. Government Securities Fund	900,592	Not applicable	2,057,761	Not applicable	1,084,428	Not applicable
Managed Risk Growth Fund	429,063	Not applicable	1,746	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	84,769	Not applicable	573	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	265,317	Not applicable	3,801	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	2,964,611	Not applicable	59,458	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	353,919	Not applicable	35,924	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	316

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$65	Unrealized depreciation[1]	$4
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	90	Unrealized depreciation on open forward currency contracts	168
			$155		$172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$50	Net unrealized appreciation (depreciation) on futures contracts	$50
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(253)	Net unrealized appreciation (depreciation) on forward currency contracts	(158)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(291)		$(4)
Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,481	Unrealized depreciation[1]	$72
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	243	Unrealized depreciation[1]	— [2]
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$1,736		$72

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(329)	Net unrealized appreciation (depreciation) on futures contracts	$2,387
Swap	Interest	Net realized gain (loss) on swap contracts	51	Net unrealized appreciation (depreciation) on swap contracts	(228)
Swap	Credit	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	12
			$(269)		$2,171
Refer to the end of the table(s) for footnote(s).

317	American Funds Insurance Series

Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24,259	Unrealized depreciation[1]	$5,521
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	860
			$24,259		$6,381

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$5,194	Net unrealized appreciation (depreciation) on futures contracts	$21,662
Swap	Interest	Net realized gain (loss) on swap contracts	(439)	Net unrealized appreciation (depreciation) on swap contracts	119
Swap	Credit	Net realized gain (loss) on swap contracts	(16)	Net unrealized appreciation (depreciation) on swap contracts	(1,003)
			$4,739		$20,778
American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (futures style)	Interest	Unrealized appreciation[1]	$7	Unrealized depreciation[1]	$—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Futures	Interest	Unrealized appreciation[1]	338	Unrealized depreciation[1]	57
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	280	Unrealized depreciation on open forward currency contracts	601
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	126	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	60	Bilateral swaps, at value	284
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	8	Unrealized depreciation[1]	32
			$819		$984

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	318

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	$(44)	Net unrealized appreciation (depreciation) on options purchased (futures style)	$7
Options written (futures style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	(5)
Futures	Interest	Net realized gain (loss) on futures contracts	(227)	Net unrealized appreciation (depreciation) on futures contracts	519
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(4,788)	Net unrealized appreciation (depreciation) on forward currency contracts	(140)
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	223
Swap	Credit	Net realized gain (loss) on swap contracts	(18)	Net unrealized appreciation (depreciation) on swap contracts	(19)
			$(5,026)		$585
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44,636	Unrealized depreciation[1]	$3,297
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	637	Unrealized depreciation on open forward currency contracts	2,964
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,464	Unrealized depreciation[1]	3,389
Swap (bilateral)	Interest	Bilateral swaps, at value	2,806	Bilateral swaps, at value	1,761
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	461	Unrealized depreciation[1]	2,599
			$50,004		$14,010

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(29,364)	Net unrealized appreciation (depreciation) on futures contracts	$71,589
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(8,500)	Net unrealized appreciation (depreciation) on forward currency contracts	(4,153)
Swap	Interest	Net realized gain (loss) on swap contracts	4,209	Net unrealized appreciation (depreciation) on swap contracts	5,700
Swap	Credit	Net realized gain (loss) on swap contracts	977	Net unrealized appreciation (depreciation) on swap contracts	(2,152)
			$(32,678)		$70,984
Refer to the end of the table(s) for footnote(s).

319	American Funds Insurance Series

Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$35	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	12
Options purchased (futures style)	Interest	Unrealized appreciation[1]	64	Unrealized depreciation[1]	—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	39
Futures	Interest	Unrealized appreciation[1]	3,955	Unrealized depreciation[1]	616
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,338	Unrealized depreciation on open forward currency contracts	3,277
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,002	Unrealized depreciation[1]	494
Swap (bilateral)	Interest	Bilateral swaps, at value	522	Bilateral swaps, at value	3,690
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	15	Unrealized depreciation[1]	424
			$8,931		$8,552

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2)	Net unrealized appreciation (depreciation) on investments	$18
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	180	Net unrealized appreciation (depreciation) on investments	31
Options written (equity style)	Currency	Net realized gain (loss) on options written	52	Net unrealized appreciation (depreciation) on options written	54
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(399)	Net unrealized appreciation (depreciation) on options purchased (futures style)	64
Options written (futures style)	Interest	Net realized gain (loss) on options written	245	Net unrealized appreciation (depreciation) on options written	(39)
Futures	Interest	Net realized gain (loss) on futures contracts	(425)	Net unrealized appreciation (depreciation) on futures contracts	5,267
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,112	Net unrealized appreciation (depreciation) on forward currency contracts	118
Swap	Interest	Net realized gain (loss) on swap contracts	(205)	Net unrealized appreciation (depreciation) on swap contracts	3,337
Swap	Credit	Net realized gain (loss) on swap contracts	609	Net unrealized appreciation (depreciation) on swap contracts	(296)
			$1,167		$8,554
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	320

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$59
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	482
			$197		$541

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$160	Net unrealized appreciation (depreciation) on futures contracts	$214
Swap	Credit	Net realized gain (loss) on swap contracts	(1)	Net unrealized appreciation (depreciation) on swap contracts	(525)
			$159		$(311)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$5	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	603	Unrealized depreciation[1]	24
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	101	Unrealized depreciation[1]	1
			$709		$25

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(10)	Net unrealized appreciation (depreciation) on investments	$(7)
Futures	Interest	Net realized gain (loss) on futures contracts	243	Net unrealized appreciation (depreciation) on futures contracts	920
Swap	Interest	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	(41)
			$242		$872
Refer to the end of the table(s) for footnote(s).

321	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$206	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	9,883	Unrealized depreciation[1]	404
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,278	Unrealized depreciation[1]	2,762
			$24,367		$3,166

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(336)	Net unrealized appreciation (depreciation) on investments	$(296)
Futures	Interest	Net realized gain (loss) on futures contracts	6,752	Net unrealized appreciation (depreciation) on futures contracts	16,396
Swap	Interest	Net realized gain (loss) on swap contracts	2,638	Net unrealized appreciation (depreciation) on swap contracts	(2,276)
			$9,054		$13,824
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$3,271	Investment securities from unaffiliated issuers[3]	$ —
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	6
Futures	Equity	Unrealized appreciation[1]	66	Unrealized depreciation[1]	—
			$3,337		$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,283)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$15
Futures	Currency	Net realized gain (loss) on futures contracts	(350)	Net unrealized appreciation (depreciation) on futures contracts	(10)
Futures	Equity	Net realized gain (loss) on futures contracts	(14,664)	Net unrealized appreciation (depreciation) on futures contracts	(397)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$(17,289)		$(388)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	322

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$481	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	126
			$481		$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(561)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(152)
Futures	Currency	Net realized gain (loss) on futures contracts	—	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(6,393)	Net unrealized appreciation (depreciation) on futures contracts	(230)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$(6,948)		$(379)
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,203	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	298	Unrealized depreciation[1]	—
			$1,501		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,416)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(135)
Futures	Currency	Net realized gain (loss) on futures contracts	(183)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(9,762)	Net unrealized appreciation (depreciation) on futures contracts	364
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$ (11,347)		$237
Refer to the end of the table(s) for footnote(s).

323	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$14,515	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	3,205	Unrealized depreciation[1]	—
			$17,720		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(14,007)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,473)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(53,591)	Net unrealized appreciation (depreciation) on futures contracts	4,197
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$ (68,900)		$2,749
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$2,833	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	638	Unrealized depreciation[1]	—
			$3,471		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,782)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(299)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(50,070)	Net unrealized appreciation (depreciation) on futures contracts	1,047
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$ (51,656)		$1,062
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	324

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$18	$ (2)	$ —	$ —	$16
Citibank	62	(26)	—	—	36
HSBC Bank	8	—	—	—	8
Morgan Stanley	2	(2)	—	—	—
Standard Chartered Bank	— †	— †	—	—	—
Total	$90	$ (30)	$ —	$ —	$60
Liabilities:
Bank of America	$61	$ —	$ —	$ —	$61
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	2	(2)	—	—	—
Citibank	26	(26)	—	—	—
Goldman Sachs	18	—	—	—	18
JPMorgan Chase	9	—	—	—	9
Morgan Stanley	23	(2)	—	—	21
Standard Chartered Bank	28	— †	—	—	28
Total	$168	$ (30)	$ —	$ —	$138
Refer to the end of the table(s) for footnote(s).

325	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$15	$ (15)	$ —	$ —	$ —
Barclays Bank PLC	44	(28)	—	—	16
BNP Paribas	64	(64)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	116	(116)	—	—	—
HSBC Bank	46	(46)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	7	(7)	—	—	—
Standard Chartered Bank	19	(19)	—	—	—
UBS AG	8	(8)	—	—	—
Total	$340	$ (324)	$ —	$ —	$16
Liabilities:
Bank of America	$45	$ (15)	$ (30)	$ —	$ —
Bank of New York Mellon	5	—	—	—	5
Barclays Bank PLC	28	(28)	—	—	—
BNP Paribas	70	(64)	—	—	6
Citibank	78	(10)	—	—	68
Goldman Sachs	223	(116)	(107)	—	—
HSBC Bank	48	(46)	—	—	2
JPMorgan Chase	20	(11)	(9)	—	—
Morgan Stanley	207	(7)	—	—	200
Standard Chartered Bank	48	(19)	—	—	29
UBS AG	113	(8)	—	—	105
Total	$885	$ (324)	$ (146)	$ —	$415
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$191	$ (190)	$ —	$ —	$1
Barclays Bank PLC	864	(533)	—	—	331
BNP Paribas	126	(126)	—	—	—
Citibank	412	—	—	—	412
Goldman Sachs	1,701	(494)	—	—	1,207
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	71	(71)	—	—	—
Total	$3,443	$ (1,492)	$ —	$ —	$1,951
Liabilities:
Bank of America	$190	$ (190)	$ —	$ —	$ —
Barclays Bank PLC	533	(533)	—	—	—
BNP Paribas	2,672	(126)	(2,475)	—	71
Goldman Sachs	494	(494)	—	—	—
HSBC Bank	81	(78)	—	—	3
JPMorgan Chase	620	(71)	—	—	549
UBS AG	135	—	—	—	135
Total	$4,725	$ (1,492)	$ (2,475)	$ —	$758
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	326

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$995	$ (809)	$ —	$ —	$186
Bank of New York Mellon	119	—	—	—	119
Barclays Bank PLC	446	(446)	—	—	—
BNP Paribas	319	(319)	—	—	—
Citibank	675	(675)	—	—	—
Goldman Sachs	215	(215)	—	—	—
HSBC Bank	845	(358)	—	(310)	177
JPMorgan Chase	5	(5)	—	—	—
Morgan Stanley	80	(80)	—	—	—
Standard Chartered Bank	162	(162)	—	—	—
UBS AG	34	(34)	—	—	—
Total	$3,895	$ (3,103)	$ —	$ (310)	$482
Liabilities:
Bank of America	$809	$ (809)	$ —	$ —	$ —
Barclays Bank PLC	558	(446)	(112)	—	—
BNP Paribas	670	(319)	(288)	—	63
Citibank	683	(675)	—	—	8
Goldman Sachs	2,520	(215)	(2,298)	—	7
HSBC Bank	358	(358)	—	—	—
JPMorgan Chase	26	(5)	(15)	—	6
Morgan Stanley	145	(80)	—	—	65
Standard Chartered Bank	449	(162)	(287)	—	—
UBS AG	761	(34)	(340)	—	387
Total	$6,979	$ (3,103)	$ (3,340)	$ —	$536
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

327	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2025, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$285
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	309
International Growth and Income Fund	196	5	—
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	328

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2024:
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral[2]	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	3,672,153	874,249	29,669,987	1,970,140	1,386,903	4,493,198
Gross unrealized depreciation on investments	(175,826)	(96,526)	(588,478)	(120,463)	(66,083)	(136,080)
Net unrealized appreciation (depreciation) on investments	3,496,327	777,723	29,081,509	1,849,677	1,320,820	4,357,118
Cost of investments	5,158,642	2,334,987	22,505,964	5,410,310	2,432,087	7,297,400

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
As of June 30, 2025:
Gross unrealized appreciation on investments	1,508	812,185	18,907,142	114,299	385,128	8,199,326
Gross unrealized depreciation on investments	(894)	(47,504)	(167,029)	(11,155)	(26,553)	(567,859)
Net unrealized appreciation (depreciation) on investments	614	764,681	18,740,113	103,144	358,575	7,631,467
Cost of investments	15,112	1,243,307	23,895,713	293,020	1,206,185	20,569,509

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2024:
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	86,169	200,273	58,927	54,453	2,127	1
Gross unrealized depreciation on investments	(9,941)	(244,004)	(64,856)	(38,953)	(1,403)	(31)
Net unrealized appreciation (depreciation) on investments	76,228	(43,731)	(5,929)	15,500	724	(30)
Cost of investments	343,260	11,273,203	1,483,160	972,704	132,267	328,764

Refer to the end of the table(s) for footnote(s).

329	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	45,694	117,719	20,510	60,113	231,817	177,065
Gross unrealized depreciation on investments	(50,484)	(64,383)	(22,277)	(25,719)	(76,928)	(47,264)
Net unrealized appreciation (depreciation) on investments	(4,790)	53,336	(1,767)	34,394	154,889	129,801
Cost of investments	1,914,351	467,686	115,094	283,921	1,973,291	1,826,040
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
2
This deferral is considered incurred in the subsequent year.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,222	$455,982	$473,204	$65,173	$99,126	$164,299
Class 1A	96	2,766	2,862	319	536	855
Class 2	15,237	443,236	458,473	57,169	103,301	160,470
Class 4	4,149	130,403	134,552	12,745	23,878	36,623
Total	$36,704	$1,032,387	$1,069,091	$135,406	$226,841	$362,247
Global Small Capitalization Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$19,199	$19,199	$24,044	$21,820	$45,864
Class 1A	—	126	126	120	119	239
Class 2	—	39,094	39,094	42,943	43,051	85,994
Class 4	—	7,316	7,316	6,428	7,070	13,498
Total	$—	$65,735	$65,735	$73,535	$72,060	$145,595

American Funds Insurance Series	330

Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$271,740	$1,543,000	$1,814,740	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$593,004	$3,442,328	$4,035,332	$206,009	$977,759	$1,183,768
International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,080	$—	$2,080	$46,267	$—	$46,267
Class 1A	4	—	4	157	—	157
Class 2	776	—	776	40,220	—	40,220
Class 3	5	—	5	191	—	191
Class 4	—	—	—	4,485	—	4,485
Total	$2,865	$—	$2,865	$91,320	$—	$91,320
New World Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,656	$71,532	$80,188	$29,713	$8,227	$37,940
Class 1A	49	453	502	167	49	216
Class 2	3,487	31,619	35,106	11,293	3,828	15,121
Class 4	3,394	33,694	37,088	9,604	3,785	13,389
Total	$15,586	$137,298	$152,884	$50,777	$15,889	$66,666
Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$52,115	$397,175	$449,290	$111,395	$50,394	$161,789
Class 1A	264	2,103	2,367	426	202	628
Class 2	24,149	193,815	217,964	46,990	24,567	71,557
Class 4	15,307	127,802	143,109	23,694	12,608	36,302
Total	$91,835	$720,895	$812,730	$182,505	$87,771	$270,276

331	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2025			For the period November 15, 2024[3] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [4]	$— [4]	$— [4]	$— [4]	$—	$— [4]
Class 1A	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 2	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 4	5	— [4]	5	13	—	13
Total	$5	$— [4]	$5	$13	$—	$13
Capital World Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,434	$21,740	$23,174	$11,350	$—	$11,350
Class 1A	21	363	384	144	—	144
Class 2	2,061	37,773	39,834	17,039	—	17,039
Class 4	519	11,256	11,775	3,943	—	3,943
Total	$4,035	$71,132	$75,167	$32,476	$—	$32,476
Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$290,697	$3,878,399	$4,169,096	$338,365	$1,023,186	$1,361,551
Class 1A	526	7,252	7,778	495	1,702	2,197
Class 2	159,838	2,211,126	2,370,964	163,135	597,677	760,812
Class 3	1,732	23,742	25,474	1,879	6,513	8,392
Class 4	33,021	470,380	503,401	26,050	105,495	131,545
Total	$485,814	$6,590,899	$7,076,713	$529,924	$1,734,573	$2,264,497
International Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$112	$—	$112	$461	$—	$461
Class 1A	28	—	28	156	—	156
Class 2	614	—	614	3,897	—	3,897
Class 4	669	—	669	3,584	—	3,584
Total	$1,423	$—	$1,423	$8,098	$—	$8,098
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

Capital Income Builder
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,077	$—	$9,077	$25,390	$—	$25,390
Class 1A	143	—	143	397	—	397
Class 2	212	—	212	575	—	575
Class 4	6,699	—	6,699	19,314	—	19,314
Total	$16,131	$—	$16,131	$45,676	$—	$45,676
Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164,502	$1,019,238	$1,183,740	$374,078	$678,739	$1,052,817
Class 1A	434	2,795	3,229	848	1,422	2,270
Class 2	43,502	280,960	324,462	92,429	187,595	280,024
Class 3	326	2,081	2,407	693	1,326	2,019
Class 4	66,287	445,526	511,813	127,247	278,890	406,137
Total	$275,051	$1,750,600	$2,025,651	$595,295	$1,147,972	$1,743,267
American Funds Global Balanced Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$254	$3,585	$3,839	$1,963	$—	$1,963
Class 1A	9	152	161	64	—	64
Class 2	335	5,617	5,952	2,714	—	2,714
Class 4	324	6,279	6,603	2,307	—	2,307
Total	$922	$15,633	$16,555	$7,048	$—	$7,048
The Bond Fund of America
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,306	$—	$60,306	$305,561	$—	$305,561
Class 1A	2,233	—	2,233	8,909	—	8,909
Class 2	23,485	—	23,485	115,243	—	115,243
Class 4	10,634	—	10,634	45,913	—	45,913
Total	$96,658	$—	$96,658	$475,626	$—	$475,626
Capital World Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,662	$—	$1,662	$15,387	$—	$15,387
Class 1A	53	—	53	983	—	983
Class 2	1,727	—	1,727	16,410	—	16,410
Class 4	146	—	146	1,135	—	1,135
Total	$3,588	$—	$3,588	$33,915	$—	$33,915

333	American Funds Insurance Series

American High-Income Trust
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,793	$—	$2,793	$15,191	$—	$15,191
Class 1A	37	—	37	199	—	199
Class 2	5,937	—	5,937	35,147	—	35,147
Class 3	87	—	87	529	—	529
Class 4	1,919	—	1,919	8,336	—	8,336
Total	$10,773	$—	$10,773	$59,402	$—	$59,402
American Funds Mortgage Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$143	$—	$143	$804	$—	$804
Class 1A	23	—	23	121	—	121
Class 2	316	—	316	1,928	—	1,928
Class 4	414	—	414	2,148	—	2,148
Total	$896	$—	$896	$5,001	$—	$5,001
Ultra-Short Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$267	$—	$267	$1,996	$—	$1,996
Class 1A	1	—	1	6	—	6
Class 2	1,787	—	1,787	12,857	—	12,857
Class 3	29	—	29	205	—	205
Class 4	473	—	473	2,569	—	2,569
Total	$2,557	$—	$2,557	$17,633	$—	$17,633
U.S. Government Securities Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$—	$2,151	$11,248	$—	$11,248
Class 1A	2,157	—	2,157	11,344	—	11,344
Class 2	8,060	—	8,060	42,551	—	42,551
Class 3	41	—	41	204	—	204
Class 4	1,788	—	1,788	7,920	—	7,920
Total	$14,197	$—	$14,197	$73,267	$—	$73,267
Managed Risk Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$111	$558	$669	$93	$—	$93
Class P2	2,919	21,164	24,083	2,326	—	2,326
Total	$3,030	$21,722	$24,752	$2,419	$—	$2,419

American Funds Insurance Series	334

Managed Risk International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561
Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$40	$—	$40	$53	$—	$53
Class P2	4,640	—	4,640	5,422	—	5,422
Total	$4,680	$—	$4,680	$5,475	$—	$5,475
Managed Risk Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25,511	$70,237	$95,748	$33,022	$25,142	$58,164
Class P2	3,596	10,214	13,810	4,085	3,659	7,744
Total	$29,107	$80,451	$109,558	$37,107	$28,801	$65,908
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$208	$722	$930	$226	$138	$364
Class P2	34,023	121,132	155,155	39,976	28,786	68,762
Total	$34,231	$121,854	$156,085	$40,202	$28,924	$69,126
3
Commencement of operations.
4
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2025, total investment advisory services fees waived by CRMC were $26,151,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

335	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2025, before waiver	For the six months ended June 30, 2025, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.368%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.604
Growth Fund	.500	.275	.6	44.0	.304	.304
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.231
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.433
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.218
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.222
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100
*
For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	336

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$534
Class 1A	$—	$26	3
Class 2	4,295	Not applicable	515
Class 4	1,206	1,207	145
Total class-specific expenses	$5,501	$1,233	$1,197
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$133
Class 1A	$—	$7	1
Class 2	2,083	Not applicable	250
Class 4	385	385	46
Total class-specific expenses	$2,468	$392	$430

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,171
Class 1A	$—	$489	59
Class 2	24,517	Not applicable	2,942
Class 3	239	Not applicable	40
Class 4	6,668	6,668	800
Total class-specific expenses	$31,424	$7,157	$7,012
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$463
Class 1A	$—	$16	2
Class 2	4,053	Not applicable	486
Class 3	13	Not applicable	2
Class 4	575	576	69
Total class-specific expenses	$4,641	$592	$1,022

337	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$271
Class 1A	$—	$15	2
Class 2	992	Not applicable	119
Class 4	1,031	1,031	124
Total class-specific expenses	$2,023	$1,046	$516
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$924
Class 1A	$—	$38	5
Class 2	3,686	Not applicable	442
Class 4	2,299	2,299	276
Total class-specific expenses	$5,985	$2,337	$1,647

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$— *
Class 1A	$—	$— *	— *
Class 2	—	Not applicable	— *
Class 4	— *	— *	2
Total class-specific expenses	$— *	$— *	$2
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$12	2
Class 2	1,251	Not applicable	150
Class 4	349	349	42
Total class-specific expenses	$1,600	$361	$282

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,562
Class 1A	$—	$54	7
Class 2	16,700	Not applicable	2,004
Class 3	133	Not applicable	22
Class 4	3,381	3,381	406
Total class-specific expenses	$20,214	$3,435	$6,001
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$9	1
Class 2	194	Not applicable	23
Class 4	209	209	25
Total class-specific expenses	$403	$218	$53

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$110
Class 1A	$—	$16	2
Class 2	23	Not applicable	3
Class 4	831	831	99
Total class-specific expenses	$854	$847	$214
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,341
Class 1A	$—	$52	6
Class 2	5,281	Not applicable	634
Class 3	28	Not applicable	5
Class 4	8,215	8,214	986
Total class-specific expenses	$13,524	$8,266	$3,972

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	338

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$14
Class 1A	$—	$5	1
Class 2	183	Not applicable	22
Class 4	191	191	23
Total class-specific expenses	$374	$196	$60
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,017
Class 1A	$—	$290	35
Class 2	3,381	Not applicable	406
Class 4	1,525	1,525	183
Total class-specific expenses	$4,906	$1,815	$1,641

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$46	6
Class 2	937	Not applicable	112
Class 4	81	80	10
Total class-specific expenses	$1,018	$126	$217
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$35
Class 1A	$—	$4	1
Class 2	660	Not applicable	79
Class 3	7	Not applicable	1
Class 4	221	221	27
Total class-specific expenses	$888	$225	$143

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	— *
Class 2	51	Not applicable	6
Class 4	66	66	8
Total class-specific expenses	$117	$69	$17
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	291	Not applicable	35
Class 3	3	Not applicable	1
Class 4	88	88	10
Total class-specific expenses	$382	$88	$51

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$358	43
Class 2	1,287	Not applicable	154
Class 3	4	Not applicable	1
Class 4	280	280	34
Total class-specific expenses	$1,571	$638	$271
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$608	609
Total class-specific expenses	$608	$625

Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$138	139
Total class-specific expenses	$138	$141
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$388	388
Total class-specific expenses	$388	$391

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,275
Class P2	$327	327
Total class-specific expenses	$327	$2,602
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$15
Class P2	$2,402	2,401
Total class-specific expenses	$2,402	$2,416
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease)	Total trustees’ compensation
Global Growth Fund	$10	$4	$14
Global Small Capitalization Fund	4	1	5
Growth Fund	60	21	81
International Fund	9	3	12
New World Fund	4	2	6
Washington Mutual Investors Fund	14	5	19
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	3	1	4
Growth-Income Fund	52	17	69
International Growth and Income Fund	— *	— *	— *
Capital Income Builder	2	1	3
Asset Allocation Fund	34	11	45
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	14	4	18
Capital World Bond Fund	2	1	3
American High-Income Trust	1	— *	1
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	— *	— *	— *
U.S. Government Securities Fund	2	1	3
Managed Risk Growth Fund	1	— *	1
Managed Risk International Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	2	1	3
Managed Risk Asset Allocation Fund	2	1	3
*
Amount less than one thousand.

American Funds Insurance Series	340

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$88,976	$14,964	$2,923
Global Small Capitalization Fund	17,787	7,499	1,872
Growth Fund	262,208	192,926	65,081
International Fund	95,968	38,929	6,168
New World Fund	9,610	29,959	5,791
Washington Mutual Investors Fund	73,880	101,813	14,322
Capital World Growth and Income Fund	21,390	27,562	6,719
Growth-Income Fund	332,042	383,247	101,737
International Growth and Income Fund	1,199	2,747	138
Capital Income Builder	14,710	14,805	4,080
Asset Allocation Fund	199,278	71,009	43,548
American Funds Global Balanced Fund	2,269	3,535	909
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2025.

341	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$132,465	3,800	$473,203	13,844	$(297,705)	(8,075)	$307,963	9,569
Class 1A	1,877	52	2,862	84	(1,125)	(31)	3,614	105
Class 2	18,094	501	458,474	13,654	(244,822)	(6,757)	231,746	7,398
Class 4	88,558	2,477	134,552	4,068	(49,285)	(1,386)	173,825	5,159
Total net increase (decrease)	$240,994	6,830	$1,069,091	31,650	$(592,937)	(16,249)	$717,148	22,231
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$41,857	2,403	$19,028	1,042	$(166,307)	(9,259)	$(105,422)	(5,814)
Class 1A	339	19	126	7	(191)	(11)	274	15
Class 2	21,045	1,286	39,095	2,285	(102,502)	(6,007)	(42,362)	(2,436)
Class 4	72,171	4,238	7,315	429	(18,863)	(1,119)	60,623	3,548
Total net increase (decrease)	$135,412	7,946	$65,564	3,763	$(287,863)	(16,396)	$(86,887)	(4,687)
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	342

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$1,154,878	9,350	$1,813,129	14,793	$(1,579,414)	(12,694)	$1,388,593	11,449
Class 1A	73,719	595	30,539	252	(97,203)	(749)	7,055	98
Class 2	248,965	2,034	1,677,068	13,892	(1,393,936)	(11,137)	532,097	4,789
Class 3	553	5	22,118	178	(16,524)	(130)	6,147	53
Class 4	589,030	4,934	490,866	4,194	(173,917)	(1,448)	905,979	7,680
Total net increase (decrease)	$2,067,145	16,918	$4,033,720	33,309	$(3,260,994)	(26,158)	$2,839,871	24,069
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$63,294	3,490	$2,080	108	$(231,772)	(12,501)	$(166,398)	(8,903)
Class 1A	530	29	4	— [2]	(639)	(35)	(105)	(6)
Class 2	94,000	5,226	776	41	(307,337)	(16,707)	(212,561)	(11,440)
Class 3	100	5	5	— [2]	(956)	(50)	(851)	(45)
Class 4	34,797	1,938	—	—	(23,149)	(1,275)	11,648	663
Total net increase (decrease)	$192,721	10,688	$2,865	149	$(563,853)	(30,568)	$(368,267)	(19,731)
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$71,378	2,538	$80,187	2,838	$(176,169)	(6,345)	$(24,604)	(969)
Class 1A	408	15	502	18	(1,825)	(67)	(915)	(34)
Class 2	30,481	1,122	35,106	1,260	(87,236)	(3,178)	(21,649)	(796)
Class 4	41,929	1,547	37,088	1,345	(71,596)	(2,638)	7,421	254
Total net increase (decrease)	$144,196	5,222	$152,883	5,461	$(336,826)	(12,228)	$(39,747)	(1,545)
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$101,514	6,077	$447,861	27,045	$(433,964)	(25,486)	$115,411	7,636
Class 1A	3,863	226	2,368	144	(1,054)	(61)	5,177	309
Class 2	41,877	2,492	217,964	13,455	(205,682)	(12,318)	54,159	3,629
Class 4	179,899	10,924	143,109	8,955	(58,553)	(3,594)	264,455	16,285
Total net increase (decrease)	$327,153	19,719	$811,302	49,599	$(699,253)	(41,459)	$439,202	27,859
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$—	—	$— [2]	— [2]	$—	—	$— [2]	— [2]
Class 1A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 2	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 4	68	6	5	1	—	—	73	7
Total net increase (decrease)	$68	6	$5	1	$—	—	$73	7
For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$— [2]	— [2]	$—	—	$10	1
Class 1A	10	1	— [2]	— [2]	—	—	10	1
Class 2	10	1	— [2]	— [2]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	344

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$40,119	2,660	$22,861	1,414	$(98,762)	(6,251)	$(35,782)	(2,177)
Class 1A	1,184	74	383	23	(280)	(17)	1,287	80
Class 2	9,776	617	39,834	2,473	(88,441)	(5,547)	(38,831)	(2,457)
Class 4	26,679	1,720	11,775	752	(14,288)	(925)	24,166	1,547
Total net increase (decrease)	$77,758	5,071	$74,853	4,662	$(201,771)	(12,740)	$(49,160)	(3,007)
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$511,559	7,825	$4,165,917	69,688	$(1,641,284)	(24,371)	$3,036,192	53,142
Class 1A	2,245	35	7,777	131	(1,976)	(29)	8,046	137
Class 2	63,453	961	2,370,964	40,536	(883,298)	(13,297)	1,551,119	28,200
Class 3	270	4	25,474	426	(12,167)	(178)	13,577	252
Class 4	194,913	2,988	503,401	8,808	(123,143)	(1,891)	575,171	9,905
Total net increase (decrease)	$772,440	11,813	$7,073,533	119,589	$(2,661,868)	(39,766)	$5,184,105	91,636
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$15,811	1,385	$112	9	$(5,330)	(497)	$10,593	897
Class 1A	556	53	28	3	(350)	(33)	234	23
Class 2	2,119	196	614	53	(17,536)	(1,614)	(14,803)	(1,365)
Class 4	21,208	1,980	669	59	(11,288)	(1,056)	10,589	983
Total net increase (decrease)	$39,694	3,614	$1,423	124	$(34,504)	(3,200)	$6,613	538
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,250	4,104	$9,077	689	$(55,753)	(4,314)	$6,574	479
Class 1A	723	57	143	11	(879)	(68)	(13)	— [2]
Class 2	874	66	212	16	(1,115)	(85)	(29)	(3)
Class 4	72,342	5,524	6,699	509	(39,075)	(3,019)	39,966	3,014
Total net increase (decrease)	$127,189	9,751	$16,131	1,225	$(96,822)	(7,486)	$46,498	3,490
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$214,618	8,406	$1,183,741	46,955	$(1,239,167)	(47,739)	$159,192	7,622
Class 1A	3,528	137	3,229	129	(3,619)	(139)	3,138	127
Class 2	41,143	1,602	324,461	13,093	(312,360)	(12,180)	53,244	2,515
Class 3	313	12	2,407	96	(1,415)	(54)	1,305	54
Class 4	189,713	7,467	511,813	20,873	(394,555)	(15,526)	306,971	12,814
Total net increase (decrease)	$449,315	17,624	$2,025,651	81,146	$(1,951,116)	(75,638)	$523,850	23,132
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$4,237	324	$3,840	290	$(11,565)	(878)	$(3,488)	(264)
Class 1A	256	19	161	12	(215)	(16)	202	15
Class 2	1,215	91	5,951	452	(14,274)	(1,080)	(7,108)	(537)
Class 4	20,102	1,545	6,604	511	(10,367)	(799)	16,339	1,257
Total net increase (decrease)	$25,810	1,979	$16,556	1,265	$(36,421)	(2,773)	$5,945	471
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$413,053	43,891	$59,979	6,381	$(982,200)	(103,891)	$(509,168)	(53,619)
Class 1A	44,943	4,815	2,233	240	(16,662)	(1,774)	30,514	3,281
Class 2	38,712	4,164	23,485	2,542	(206,373)	(22,197)	(144,176)	(15,491)
Class 4	111,809	12,133	10,633	1,158	(66,741)	(7,230)	55,701	6,061
Total net increase (decrease)	$608,517	65,003	$96,330	10,321	$(1,271,976)	(135,092)	$(567,129)	(59,768)
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,252	5,284	$1,662	163	$(71,979)	(7,167)	$(17,065)	(1,720)
Class 1A	2,275	236	53	5	(18,255)	(1,837)	(15,927)	(1,596)
Class 2	34,568	3,519	1,728	172	(102,579)	(10,384)	(66,283)	(6,693)
Class 4	11,296	1,158	146	15	(5,087)	(523)	6,355	650
Total net increase (decrease)	$101,391	10,197	$3,589	355	$(197,900)	(19,911)	$(92,920)	(9,359)
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$24,975	2,760	$2,778	300	$(15,383)	(1,664)	$12,370	1,396
Class 1A	537	58	37	4	(528)	(57)	46	5
Class 2	24,001	2,639	5,936	658	(45,605)	(5,041)	(15,668)	(1,744)
Class 3	172	18	87	9	(497)	(53)	(238)	(26)
Class 4	70,614	6,928	1,920	189	(33,731)	(3,336)	38,803	3,781
Total net increase (decrease)	$120,299	12,403	$10,758	1,160	$(95,744)	(10,151)	$35,313	3,412
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$172	19	$143	16	$(98)	(11)	$217	24
Class 1A	432	47	23	2	(205)	(22)	250	27
Class 2	1,345	146	316	34	(3,788)	(412)	(2,127)	(232)
Class 4	7,786	856	414	46	(3,836)	(422)	4,364	480
Total net increase (decrease)	$9,735	1,068	$896	98	$(7,927)	(867)	$2,704	299
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$6,176	542	$266	23	$(11,314)	(993)	$(4,872)	(428)
Class 1A	—	—	1	— [2]	—	—	1	— [2]
Class 2	32,949	2,991	1,788	162	(54,467)	(4,948)	(19,730)	(1,795)
Class 3	112	10	29	3	(392)	(35)	(251)	(22)
Class 4	43,286	3,915	473	43	(37,336)	(3,358)	6,423	600
Total net increase (decrease)	$82,523	7,458	$2,557	231	$(103,509)	(9,334)	$(18,429)	(1,645)
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$44,977	4,581	$2,087	213	$(56,128)	(5,713)	$(9,064)	(919)
Class 1A	15,985	1,654	2,157	222	(37,901)	(3,880)	(19,759)	(2,004)
Class 2	45,477	4,677	8,060	834	(115,722)	(11,932)	(62,185)	(6,421)
Class 3	241	24	41	4	(241)	(24)	41	4
Class 4	64,712	6,659	1,788	185	(48,932)	(5,051)	17,568	1,793
Total net increase (decrease)	$171,392	17,595	$14,133	1,458	$(258,924)	(26,600)	$(73,399)	(7,547)
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$492	38	$669	52	$(1,087)	(82)	$74	8
Class P2	7,709	598	24,083	1,898	(41,369)	(3,152)	(9,577)	(656)
Total net increase (decrease)	$8,201	636	$24,752	1,950	$(42,456)	(3,234)	$(9,503)	(648)
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$113	14	$30	3	$(79)	(9)	$64	8
Class P2	2,379	291	1,450	178	(6,722)	(818)	(2,893)	(349)
Total net increase (decrease)	$2,492	305	$1,480	181	$(6,801)	(827)	$(2,829)	(341)
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$73	6	$40	3	$(184)	(15)	$(71)	(6)
Class P2	2,835	241	4,640	398	(20,378)	(1,735)	(12,903)	(1,096)
Total net increase (decrease)	$2,908	247	$4,680	401	$(20,562)	(1,750)	$(12,974)	(1,102)
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$22,938	1,634	$95,748	7,025	$(138,781)	(9,811)	$(20,095)	(1,152)
Class P2	2,032	146	13,810	1,021	(18,320)	(1,305)	(2,478)	(138)
Total net increase (decrease)	$24,970	1,780	$109,558	8,046	$(157,101)	(11,116)	$(22,573)	(1,290)
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$12	1	$930	75	$(185)	(14)	$757	62
Class P2	9,933	798	155,155	13,016	(171,239)	(13,497)	(6,151)	317
Total net increase (decrease)	$9,945	799	$156,085	13,091	$(171,424)	(13,511)	$(5,394)	379
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,179,396	$757,557	$6,385,618	$2,780,244	$785,414	$1,990,904
Sales of investment securities*	1,347,163	939,607	7,875,256	2,957,157	998,449	2,405,834
Non-U.S. taxes paid on dividend income	3,677	1,787	3,183	8,711	3,916	784
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	36	—
Non-U.S. taxes refunded (paid) on realized gains	(829)	2,490	—	10,524	2,970	—
Non-U.S. taxes provided on unrealized appreciation	5,299	17,693	—	28,246	21,733	—
Interest income from affiliated issuers	5,913	—	—	—	—	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$3,209	$479,965	$7,133,302	$99,185	$393,384	$11,283,114
Sales of investment securities*	3,287	609,901	8,577,738	91,723	425,205	12,909,245
Non-U.S. taxes paid on dividend income	—	1,359	3,376	576	1,461	2,655
Non-U.S. taxes paid on realized gains	—	170	—	11	26	—
Non-U.S. taxes provided on unrealized appreciation	—	735	—	253	590	—

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	352

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$172,059	$7,186,261	$824,354	$216,134	$240,611	$—
Sales of investment securities*	186,597	7,700,521	863,783	157,435	230,976	—
Non-U.S. taxes paid on dividend income	241	—	—	(9)	—	—
Non-U.S. taxes paid on interest income	— †	8	42	—	—	—
Non-U.S. taxes paid on realized gains	42	—	427	—	—	—
Non-U.S. taxes provided on unrealized appreciation	181	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$2,190,673	$140,971	$12,970	$52,478	$491,790	$243,681
Sales of investment securities*	2,371,368	156,432	24,362	62,127	404,203	317,008
*
Excludes short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

At June 30, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 17% and 13% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 17% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 99% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

353	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2025[4,5]	$36.91	$.29	$3.65	$3.94	$(.14 )	$(4.88)	$(5.02)	$35.83	11.33%[6]	$3,826	.52%[7]	.41%[7]	1.58%[7]
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
6/30/2025[4,5]	36.70	.24	3.62	3.86	(.12 )	(4.88)	(5.00)	35.56	11.19 [6]	24	.77 [7]	.66 [7]	1.34 [7]
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
6/30/2025[4,5]	36.37	.24	3.58	3.82	(.12 )	(4.88)	(5.00)	35.19	11.17 [6]	3,658	.77 [7]	.66 [7]	1.32 [7]
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
6/30/2025[4,5]	35.93	.19	3.54	3.73	(.11 )	(4.88)	(4.99)	34.67	11.05 [6]	1,083	1.02 [7]	.91 [7]	1.10 [7]
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
6/30/2025[4,5]	$18.15	$.10	$1.35	$1.45	$—	$(.40 )	$(.40 )	$19.20	8.08%[6]	$885	.70%[7]	.65%[7]	1.11%[7]
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
6/30/2025[4,5]	17.88	.08	1.33	1.41	—	(.40 )	(.40 )	18.89	7.98 [6]	6	.95 [7]	.90 [7]	.87 [7]
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
6/30/2025[4,5]	17.05	.07	1.27	1.34	—	(.40 )	(.40 )	17.99	7.96 [6]	1,785	.95 [7]	.90 [7]	.86 [7]
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
6/30/2025[4,5]	17.01	.05	1.27	1.32	—	(.40 )	(.40 )	17.93	7.86 [6]	390	1.20 [7]	1.15 [7]	.61 [7]
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the table(s) for footnote(s).

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2025[4,5]	$127.47	$.21	$12.28	$12.49	$(.26 )	$(10.61)	$(10.87)	$129.09	10.26%[6]	$23,220	.34%[7]	.33%[7]
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
6/30/2025[4,5]	126.11	.05	12.14	12.19	(.21 )	(10.61)	(10.82)	127.48	10.13 [6]	394	.59 [7]	.08 [7]
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
6/30/2025[4,5]	125.79	.05	12.10	12.15	(.21 )	(10.61)	(10.82)	127.12	10.12 [6]	21,211	.59 [7]	.08 [7]
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
6/30/2025[4,5]	128.88	.09	12.43	12.52	(.22 )	(10.61)	(10.83)	130.57	10.16 [6]	287	.52 [7]	.15 [7]
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
6/30/2025[4,5]	122.38	(.10 )	11.74	11.64	(.17 )	(10.61)	(10.78)	123.24	9.99 [6]	6,178	.84 [7]	(.17 )[7]
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
6/30/2025[4,5]	$17.84	$.25	$1.92	$2.17	$(.01 )	$—	$(.01 )	$20.00	12.18%[6]	$3,274	.52%[7]	2.71%[7]
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
6/30/2025[4,5]	17.75	.22	1.91	2.13	(.01 )	—	(.01 )	19.87	11.97 [6]	14	.77 [7]	2.47 [7]
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
6/30/2025[4,5]	17.75	.22	1.91	2.13	— [8]	—	— [8]	19.88	12.03 [6]	3,399	.77 [7]	2.46 [7]
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
6/30/2025[4,5]	17.90	.23	1.94	2.17	(.01 )	—	(.01 )	20.06	12.11 [6]	15	.70 [7]	2.54 [7]
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
6/30/2025[4,5]	17.46	.20	1.87	2.07	—	—	—	19.53	11.86 [6]	507	1.02 [7]	2.24 [7]
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2025[4,5]	$26.67	$.31	$3.80	$4.11	$(.04 )	$(1.21)	$(1.25)	$29.53	15.63%[6]	$1,964	.64%[7]	.57%[7]	2.24%[7]
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
6/30/2025[4,5]	26.53	.27	3.78	4.05	(.03 )	(1.21)	(1.24)	29.34	15.48 [6]	12	.89 [7]	.82 [7]	1.95 [7]
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
6/30/2025[4,5]	26.33	.27	3.75	4.02	(.03 )	(1.21)	(1.24)	29.11	15.48 [6]	852	.89 [7]	.82 [7]	1.99 [7]
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
6/30/2025[4,5]	26.09	.23	3.72	3.95	(.02 )	(1.21)	(1.23)	28.81	15.31 [6]	900	1.14 [7]	1.07 [7]	1.75 [7]
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2025[4,5]	$16.86	$.15	$1.35	$1.50	$(.06 )	$(1.20)	$(1.26)	$17.10	9.17%[6]	$6,488	.41%[7]	.26%[7]	1.79%[7]
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
6/30/2025[4,5]	16.79	.13	1.34	1.47	(.06 )	(1.20)	(1.26)	17.00	8.99 [6]	34	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
6/30/2025[4,5]	16.53	.13	1.32	1.45	(.06 )	(1.20)	(1.26)	16.72	9.01 [6]	3,098	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
6/30/2025[4,5]	16.34	.11	1.30	1.41	(.05 )	(1.20)	(1.25)	16.50	8.90 [6]	2,052	.91 [7]	.76 [7]	1.29 [7]
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2025[4,5]	$9.71	$.04	$.70	$.74	$— [8]	$— [8]	$— [8]	$10.45	7.56%[6]	$— [10]	.82%[7]	.54%[7]	.76%[7]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [10]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.82 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	16	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2025[4,5]	$15.53	$.17	$1.82	$1.99	$(.04 )	$(.61 )	$(.65 )	$16.87	13.03%[6]	$612	.52%[7]	.42%[7]	2.19%[7]
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
6/30/2025[4,5]	15.44	.16	1.79	1.95	(.03 )	(.61 )	(.64 )	16.75	12.86 [6]	11	.77 [7]	.67 [7]	1.97 [7]
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
6/30/2025[4,5]	15.49	.15	1.81	1.96	(.03 )	(.61 )	(.64 )	16.81	12.88 [6]	1,060	.77 [7]	.67 [7]	1.94 [7]
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
6/30/2025[4,5]	15.08	.13	1.76	1.89	(.03 )	(.61 )	(.64 )	16.33	12.73 [6]	315	1.02 [7]	.92 [7]	1.72 [7]
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2025[4,5]	$69.59	$.43	$4.69	$5.12	$(.18 )	$(12.13)	$(12.31)	$62.40	8.13%[6]	$25,262	.28%[7]	1.27%[7]
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
6/30/2025[4,5]	69.10	.34	4.64	4.98	(.15 )	(12.13)	(12.28)	61.80	7.98 [6]	48	.53 [7]	1.02 [7]
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
6/30/2025[4,5]	68.38	.33	4.60	4.93	(.14 )	(12.13)	(12.27)	61.04	8.00 [6]	14,111	.53 [7]	1.02 [7]
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
6/30/2025[4,5]	69.76	.37	4.69	5.06	(.15 )	(12.13)	(12.28)	62.54	8.02 [6]	155	.46 [7]	1.09 [7]
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
6/30/2025[4,5]	67.14	.25	4.49	4.74	(.12 )	(12.13)	(12.25)	59.63	7.85 [6]	2,986	.78 [7]	.77 [7]
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2025[4,5]	$10.19	$.23	$1.95	$2.18	$(.05 )	$—	$(.05 )	$12.32	21.40%[6]	$31	.54%[7]	.54%[7]	4.06%[7]
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	8	.79 [7]	.79 [7]	3.60 [7]
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	164	.79 [7]	.79 [7]	3.53 [7]
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
6/30/2025[4,5]	9.74	.18	1.87	2.05	(.04 )	—	(.04 )	11.75	21.07 [6]	193	1.04 [7]	1.04 [7]	3.36 [7]
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2025[4,5]	$12.39	$.25	$1.27	$1.52	$(.16 )	$—	$(.16 )	$13.75	12.33%[6]	$793	.40%[7]	.27%[7]	3.88%[7]
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
6/30/2025[4,5]	12.38	.23	1.26	1.49	(.14 )	—	(.14 )	13.73	12.12 [6]	14	.65 [7]	.52 [7]	3.63 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
6/30/2025[4,5]	12.38	.23	1.27	1.50	(.14 )	—	(.14 )	13.74	12.20 [6]	20	.65 [7]	.52 [7]	3.64 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
6/30/2025[4,5]	12.36	.22	1.27	1.49	(.13 )	—	(.13 )	13.72	12.09 [6]	739	.90 [7]	.77 [7]	3.39 [7]
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2025[4,5]	$26.04	$.30	$1.76	$2.06	$(.12 )	$(1.91)	$(2.03)	$26.07	8.20%[6]	$16,240	.30%[7]	2.32%[7]
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
6/30/2025[4,5]	25.88	.27	1.74	2.01	(.11 )	(1.91)	(2.02)	25.87	8.04 [6]	45	.55 [7]	2.08 [7]
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
6/30/2025[4,5]	25.65	.26	1.73	1.99	(.11 )	(1.91)	(2.02)	25.62	8.04 [6]	4,401	.55 [7]	2.07 [7]
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
6/30/2025[4,5]	26.08	.28	1.75	2.03	(.11 )	(1.91)	(2.02)	26.09	8.07 [6]	34	.48 [7]	2.14 [7]
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
6/30/2025[4,5]	25.41	.23	1.72	1.95	(.10 )	(1.91)	(2.01)	25.35	7.95 [6]	6,956	.80 [7]	1.82 [7]
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2025[4,5]	$12.96	$.20	$1.05	$1.25	$(.04 )	$(.53 )	$(.57 )	$13.64	9.72%[6]	$97	.52%[7]	.50%[7]	3.02%[7]
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
6/30/2025[4,5]	12.87	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.54	9.66 [6]	4	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
6/30/2025[4,5]	12.89	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.56	9.64 [6]	149	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
6/30/2025[4,5]	12.66	.16	1.04	1.20	(.03 )	(.53 )	(.56 )	13.30	9.55 [6]	169	1.02 [7]	1.00 [7]	2.54 [7]
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2025[4,5]	$9.27	$.22	$.18	$.40	$(.09 )	$—	$(.09 )	$9.58	4.30%[6]	$6,713	.39%[7]	.24%[7]	4.64%[7]
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
6/30/2025[4,5]	9.20	.20	.18	.38	(.08 )	—	(.08 )	9.50	4.18 [6]	260	.64 [7]	.49 [7]	4.40 [7]
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
6/30/2025[4,5]	9.12	.20	.18	.38	(.08 )	—	(.08 )	9.42	4.21 [6]	2,710	.64 [7]	.49 [7]	4.39 [7]
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
6/30/2025[4,5]	9.07	.19	.18	.37	(.08 )	—	(.08 )	9.36	3.98 [6]	1,283	.89 [7]	.74 [7]	4.14 [7]
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2025[4,5]	$9.63	$.21	$.63	$.84	$(.03 )	$—	$(.03 )	$10.44	8.71%[6]	$619	.48%[7]	.48%[7]	4.18%[7]
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
6/30/2025[4,5]	9.54	.19	.62	.81	(.02 )	—	(.02 )	10.33	8.51 [6]	26	.73 [7]	.73 [7]	3.94 [7]
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
6/30/2025[4,5]	9.52	.19	.62	.81	(.02 )	—	(.02 )	10.31	8.55 [6]	755	.73 [7]	.73 [7]	3.93 [7]
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
6/30/2025[4,5]	9.37	.18	.61	.79	(.02 )	—	(.02 )	10.14	8.45 [6]	72	.98 [7]	.98 [7]	3.67 [7]
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2025[4,5]	$9.19	$.32	$.06	$.38	$(.11 )	$—	$(.11 )	$9.46	4.13%[6]	$249	.44%[7]	.32%[7]	7.03%[7]
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
6/30/2025[4,5]	9.15	.31	.05	.36	(.10 )	—	(.10 )	9.41	4.00 [6]	3	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
6/30/2025[4,5]	8.96	.30	.05	.35	(.10 )	—	(.10 )	9.21	3.97 [6]	535	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
6/30/2025[4,5]	9.25	.32	.04	.36	(.10 )	—	(.10 )	9.51	3.96 [6]	8	.62 [7]	.50 [7]	6.85 [7]
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
6/30/2025[4,5]	10.07	.33	.06	.39	(.10 )	—	(.10 )	10.36	3.90 [6]	200	.94 [7]	.82 [7]	6.53 [7]
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2025[4,5]	$9.08	$.23	$.24	$.47	$(.08 )	$—	$(.08 )	$9.47	5.15%[6]	$18	.35%[7]	.27%[7]	5.03%[7]
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
6/30/2025[4,5]	8.96	.22	.22	.44	(.07 )	—	(.07 )	9.33	4.96 [6]	3	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
6/30/2025[4,5]	8.98	.22	.23	.45	(.07 )	—	(.07 )	9.36	5.05 [6]	41	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
6/30/2025[4,5]	8.86	.20	.23	.43	(.07 )	—	(.07 )	9.22	4.86 [6]	56	.85 [7]	.77 [7]	4.53 [7]
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2025[4,5]	$11.31	$.23	$.01	$.24	$(.09 )	$—	$(.09 )	$11.46	2.13%[6]	$34	.29%[7]	4.13%[7]
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
6/30/2025[4,5]	11.31	.22	— [8]	.22	(.09 )	—	(.09 )	11.44	1.91 [6]	— [10]	.52 [7]	3.91 [7]
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
6/30/2025[4,5]	10.93	.21	— [8]	.21	(.09 )	—	(.09 )	11.05	1.88 [6]	228	.54 [7]	3.88 [7]
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [8]	— [8]	— [8]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
6/30/2025[4,5]	11.08	.22	— [8]	.22	(.09 )	—	(.09 )	11.21	1.96 [6]	4	.47 [7]	3.95 [7]
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [8]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
6/30/2025[4,5]	11.00	.20	(.01 )	.19	(.08 )	—	(.08 )	11.11	1.76 [6]	58	.79 [7]	3.63 [7]
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2025[4,5]	$9.59	$.22	$.25	$.47	$(.08 )	$—	$(.08 )	$9.98	4.94%[6]	$270	.33%[7]	.26%[7]	4.45%[7]
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
6/30/2025[4,5]	9.53	.20	.26	.46	(.08 )	—	(.08 )	9.91	4.82 [6]	277	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
6/30/2025[4,5]	9.46	.20	.25	.45	(.08 )	—	(.08 )	9.83	4.75 [6]	1,029	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
6/30/2025[4,5]	9.62	.21	.25	.46	(.08 )	—	(.08 )	10.00	4.79 [6]	5	.51 [7]	.44 [7]	4.27 [7]
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
6/30/2025[4,5]	9.44	.19	.26	.45	(.08 )	—	(.08 )	9.81	4.73 [6]	236	.83 [7]	.76 [7]	3.95 [7]
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2025[4,5]	$13.35	$.02	$.70	$.72	$(.11 )	$(.57 )	$(.68 )	$13.39	5.67%[6]	$14	.39%[7]	.36%[7]	.68%[7]	.33%[7]
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
6/30/2025[4,5]	13.19	— [8]	.70	.70	(.08 )	(.57 )	(.65 )	13.24	5.53 [6]	506	.65 [7]	.62 [7]	.94 [7]	.08 [7]
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
6/30/2025[4,5]	$8.23	$— [8]	$.30	$.30	$(.13 )	$—	$(.13 )	$8.40	3.73%[6]	$2	.43%[7]	.39%[7]	.86%[7]	.08%[7]
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
6/30/2025[4,5]	8.18	(.01 )	.31	.30	(.11 )	—	(.11 )	8.37	3.69 [6]	112	.69 [7]	.66 [7]	1.13 [7]	(.19 )[7]
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2025[4,5]	$11.76	$.03	$.50	$.53	$(.18 )	$—	$(.18 )	$12.11	4.56%[6]	$3	.39%[7]	.36%[7]	.61%[7]	.57%[7]
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
6/30/2025[4,5]	11.69	.02	.49	.51	(.18 )	—	(.18 )	12.02	4.39 [6]	315	.66 [7]	.62 [7]	.87 [7]	.32 [7]
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2025[4,5]	$14.35	$.03	$.50	$.53	$(.20 )	$(.56 )	$(.76 )	$14.12	3.89%[6]	$1,856	.39%[7]	.36%[7]	.63%[7]	.49%[7]
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
6/30/2025[4,5]	14.25	.02	.49	.51	(.20 )	(.56 )	(.76 )	14.00	3.72 [6]	267	.64 [7]	.61 [7]	.88 [7]	.24 [7]
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
6/30/2025[4,5]	$13.20	$.05	$.56	$.61	$(.24 )	$(.83 )	$(1.07)	$12.74	4.83%[6]	$12	.39%[7]	.36%[7]	.65%[7]	.70%[7]
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
6/30/2025[4,5]	12.78	.03	.54	.57	(.23 )	(.83 )	(1.06)	12.29	4.71 [6]	1,942	.64 [7]	.61 [7]	.90 [7]	.43 [7]
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Capital Income Builder	34%	49%	59%	48%	60%	110%
Asset Allocation Fund	33	43	54	42	45	49
American Funds Global Balanced Fund	28	55	43	111	36	68
The Bond Fund of America	66	102	129	77	87	72
Capital World Bond Fund	31	54	110	114	64	88
American Funds Mortgage Fund	30	52	85	56	38	123
U.S. Government Securities Fund	23	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Global Growth Fund	15%	41%	29%	29%	18%	17%
Global Small Capitalization Fund	27	47	36	40	29	38
Growth Fund	14	23	23	29	25	32
International Fund	42	35	28	42	44	40
New World Fund	23	55	36	40	43	70
Washington Mutual Investors Fund	18	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	22	4 [4,6,11]
Capital World Growth and Income Fund	26	34	29	42	85	36
Growth-Income Fund	18	45	26	25	24	33
International Growth and Income Fund	27	39	38	48	41	56
Capital Income Builder	43	107	149	126	93	184
Asset Allocation Fund	59	129	159	118	124	145
American Funds Global Balanced Fund	47	141	103	126	39	86
The Bond Fund of America	120	398	545	415	456	461
Capital World Bond Fund	60	269	286	188	91	145
American High-Income Trust	18	45	40	34	56	78
American Funds Mortgage Fund	222	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	150	398	744	695	433	867
Managed Risk Growth Fund	29	14	39	97	32	80
Managed Risk International Fund	12	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	17	8	19	70	16	101
Managed Risk Growth-Income Fund	20	13	21	67	13	38
Managed Risk Asset Allocation Fund	13	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

375	American Funds Insurance Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Insurance Series	376

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The agreement was amended to add U.S. Small and Mid Cap Equity Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

377	American Funds Insurance Series

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	378

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2026. The advisory agreement was amended to permanently reduce the advisory fee for each fund within the series from 15 basis points to 10 basis points. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

379	American Funds Insurance Series

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC had agreed to eliminate its waiver of 5 basis points of the advisory fee for each of the funds and to permanently reduce the advisory fee of the funds from 15 basis points to 10 basis points, and that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	380

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:

/s/ Kristie M. Feinberg

------------------------------

Kristie M. Feinberg

President, Principal Executive Officer

Date: August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Kristie M. Feinberg

------------------------------

Kristie M. Feinberg

President, Principal Executive Officer

Date: August 25, 2025

By:

/s/ Fernando A. Silva

---------------------------

Fernando A. Silva

Chief Financial Officer, Principal Financial Officer

Date: August 25, 2025